UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07572

Principal Funds, Inc.
(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA 50309
(Address of principal executive offices)                                                         (Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	515-235-1719

Date of fiscal year end:	October 31, 2023

Date of reporting period:	October 31, 2023

ITEM 1 – REPORT TO STOCKHOLDERS
Principal Funds
Annual Report
October 31, 2023
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Table of Contents
Economic & Financial Market Review 1
Important Fund Information 3
California Municipal Fund (unaudited) 4
Core Fixed Income Fund (unaudited) 5
Core Plus Bond Fund (unaudited) 6
Diversified Income Fund (unaudited) 7
Diversified International Fund (unaudited) 8
Equity Income Fund (unaudited) 9
Finisterre Emerging Markets Total Return Bond Fund (unaudited) 10
Global Emerging Markets Fund (unaudited) 11
Global Real Estate Securities Fund (unaudited) 12
Government & High Quality Bond Fund (unaudited) 13
High Income Fund (unaudited) 14
High Yield Fund (unaudited) 15
Inflation Protection Fund (unaudited) 16
International Fund I (unaudited) 17
LargeCap Growth Fund I (unaudited) 18
LargeCap S&P 500 Index Fund (unaudited) 19
LargeCap Value Fund III (unaudited) 20
MidCap Fund (unaudited) 21
MidCap Growth Fund (unaudited) 22
MidCap Growth Fund III (unaudited) 23
MidCap S&P 400 Index Fund (unaudited) 24
MidCap Value Fund I (unaudited) 25
Overseas Fund (unaudited) 26
Principal Capital Appreciation Fund (unaudited) 27
Principal LifeTime 2015 Fund (unaudited) 28
Principal LifeTime 2020 Fund (unaudited) 29
Principal LifeTime 2025 Fund (unaudited) 30
Principal LifeTime 2030 Fund (unaudited) 31
Principal LifeTime 2035 Fund (unaudited) 32
Principal LifeTime 2040 Fund (unaudited) 33
Principal LifeTime 2045 Fund (unaudited) 34
Principal LifeTime 2050 Fund (unaudited) 35
Principal LifeTime 2055 Fund (unaudited) 36
Principal LifeTime 2060 Fund (unaudited) 37
Principal LifeTime 2065 Fund (unaudited) 38
Principal LifeTime 2070 Fund (unaudited) 39
Principal LifeTime Hybrid 2015 Fund (unaudited) 40
Principal LifeTime Hybrid 2020 Fund (unaudited) 41
Principal LifeTime Hybrid 2025 Fund (unaudited) 42
Principal LifeTime Hybrid 2030 Fund (unaudited) 43
Principal LifeTime Hybrid 2035 Fund (unaudited) 44
Principal LifeTime Hybrid 2040 Fund (unaudited) 45
Principal LifeTime Hybrid 2045 Fund (unaudited) 46

Table of Contents
Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Principal LifeTime Hybrid 2050 Fund (unaudited) 47
Principal LifeTime Hybrid 2055 Fund (unaudited) 48
Principal LifeTime Hybrid 2060 Fund (unaudited) 49
Principal LifeTime Hybrid 2065 Fund (unaudited) 50
Principal LifeTime Hybrid 2070 Fund (unaudited) 51
Principal LifeTime Hybrid Income Fund (unaudited) 52
Principal LifeTime Strategic Income Fund (unaudited) 53
Real Estate Securities Fund (unaudited) 54
SAM Balanced Portfolio (unaudited) 55
SAM Conservative Balanced Portfolio (unaudited) 56
SAM Conservative Growth Portfolio (unaudited) 57
SAM Flexible Income Portfolio (unaudited) 58
SAM Strategic Growth Portfolio (unaudited) 59
Short-Term Income Fund (unaudited) 60
SmallCap Fund (unaudited) 61
SmallCap Growth Fund I (unaudited) 63
SmallCap S&P 600 Index Fund (unaudited) 64
SmallCap Value Fund II (unaudited) 65
Tax-Exempt Bond Fund (unaudited) 66
Financial Statements 67
Notes to Financial Statements 184
Schedules of Investments 228
Financial Highlights (includes performance information) 509
Report of Independent Registered Public Accounting Firm 669
Shareholder Expense Example 671
Supplemental Information 681

1
Economic & Financial Market Review
Global economic growth continued to slow gradually, albeit amongst a mixed picture regionally. U.S. and Japan economic activity remained robust, while Europe struggled. Higher levels of inflation from a year ago are driving year-over-year inflation lower (known as base effects).
Global inflation fell from 7.0% in October 2022 to 3.9% in September 2023, still well above the central banks’ 2% target. Additionally, rising crude oil prices are making any further decline very difficult. Global policy rates rose by 176 basis points (bps) in the twelve months ending
October 2023. The hawkish monetary policies from global central banks continue to weigh heavily on global financial conditions.
The United States Federal Reserve (Fed) hiked interest rates six times for a 225 bps increase in total since October 2022. However, services inflation, including shelter, remains resilient despite more benign core goods prices, making it difficult for the Fed to claim victory in their inflation fight. The Fed has paused its hikes for now and is taking a data dependent approach, but may hike further if inflation pressure remains high.
Manufacturing activity remained weak, and services activity remained in expansion, albeit at a lower level. U.S. real Gross Domestic Product
(GDP) grew an average quarter-over-quarter annualized rate of 3.0% in the four quarters ending in September 2023. However, global manufacturing
Purchasing Managers’ Index (PMI) was below 50 for the 13th consecutive month.
1
Similarly, developed market PMIs were below 50 again, as
they have been since October 2022. Emerging market (EM) PMIs, on the other hand, continued a streak of ten consecutive months above 50.
Global earnings growth was only modest, but earnings revisions rebounded on the back of a better-than-expected economy that continues to show signs of resiliency. Compared to the same time last year, the MSCI All Country World Index (ACWI) trailing 12 months earnings per share
(TTM EPS) increased by 6%. The MSCI Europe Index earnings grew at a faster pace than the MSCI U.S. Index (14% vs. 0%). Within the U.S., large-cap growth stocks, represented by the Russell 1000 Growth Index, delivered the highest earnings growth (1%). Small-cap, mid-cap, and value stocks, represented by the S&P Small-Cap 600 Index, the S&P Mid-Cap 400 Index, and the Russell 1000 Value Index respectively, all saw negative year-over-year earnings growth. Large tech, represented by NASDAQ 100 Index, delivered -6% earnings growth. The MSCI China
Index continued to drag with -7% earnings growth.
Global equities outperformed global bonds in the last twelve months, with the MSCI ACWI recording an 11% gain year-over-year, while the
Bloomberg Global Aggregate Corporate Index gained 5%. Within equities, developed markets (MSCI World Index) delivered a 10.5% return, similar to emerging markets (MSCI Emerging Markets Index), which recorded a 10.8% gain. The U.S. (MSCI U.S. Index) underperformed developed market ex-U.S. (MSCI World ex-U.S. Index) marginally by 3%. Among major markets, U.S. small-cap (S&P Small-Cap 600 Index)
was the worst performer with an 8% loss. On the other hand, the NASDAQ 100 Index was the top performer with a 27% gain. The Bloomberg
U.S. Treasury Index delivered a 1% loss as the U.S. 10-year treasury yield rose from 4.05% to 4.93%. Global high yield bonds (Bloomberg
Global High Yield Index) outperformed investment grade corporate bonds (Bloomberg Global Aggregate Corporate Index) and global treasury bonds (Bloomberg Global Treasury Index) by 5% and 10%, respectively. The DXY Index, a proxy for USD strength, dropped by 4%. Commodity prices (S&P GSCI Total Return Index) were flat, and Nymex crude oil dropped from 86.5 to 81.0 USD/barrel as the demand-supply dynamic improved.
Unless otherwise stated, data sources are Bloomberg, FactSet, and Principal Asset Allocation. Data as of October 31, 2023.

In global PMI readings, a number above 50 means that manufacturing activity is expanding, and a number below 50 indicates contraction.
Index descriptions:
MSCI All Country World Index (ACWI) includes large and mid-cap stocks across developed and emerging market countries.
MSCI China Index captures large and mid cap representation across China A shares, H shares, B shares, Red chips, P chips and foreign listings (e.g. ADRs).
MSCI World Index captures large and mid-cap representation across 23 Developed Markets (DM) countries.
MSCI World ex-U.S. Index captures large and mid-cap representation across 22 of 23 Developed Markets (DM) countries-- excluding the United States.
MSCI Europe Index captures large and mid-cap representation across 15 Developed Markets (DM) countries in Europe.
MSCI Emerging Markets Index consists of large and mid-cap companies across 24 countries and represents 10% of the world market capitalization. The index covers approximately 85% of the free float-adjusted market capitalization in each of the 24 countries.
MSCI U.S. Index is designed to measure the performance of the large and mid-cap segments of the U.S. market.

Economic & Financial Market Review
NASDAQ 100 Index is a basket of the 100 largest, most actively traded U.S. companies listed on the NASDAQ stock exchange. The index includes companies from various industries except for the financial industry, like commercial and investment banks.
Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe.
Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe.
Bloomberg Global Aggregate Corporate Index is a flagship measure of global investment grade debt from 24 local currency markets. This multi-currency benchmark includes treasury, government-related, corporate, and securitized fixed-rate bonds from both developed and emerging markets issuers.
Bloomberg Global High Yield Index is a multi-currency flagship measure of the global high yield debt market. The index represents the union of the US High Yield, the Pan-
European High Yield, and Emerging Markets (EM) Hard Currency High Yield Indices.
Bloomberg Global Treasury Index tracks fixed-rate, local currency government debt of investment grade countries, including both developed and emerging markets. The index represents the treasury sector of the Global Aggregate Index and contains issues from 37 countries denominated in 24 currencies.
Bloomberg U.S. Treasury Index measures U.S. dollar-denominated, fixed-rate, nominal debt issued by the U.S. Treasury.
U.S. Dollar Index (USDX, DXY, DX) is an index (or measure) of the value of the United States dollar relative to a basket of foreign currencies, often referred to as a basket of U.S.
trade partners' currencies.
S&P Mid-Cap 400 Index, more commonly known as the S&P 400, is a stock market index from S&P Dow Jones Indices. The index serves as a gauge for the U.S. mid-cap equities sector and is the most widely followed mid-cap index.
S&P Small-Cap 600 Index is a stock market index established by Standard & Poor's. It covers roughly the small-cap range of American stocks, using a capitalization-weighted index.
S&P GSCI Total Return Index is an index of 24 exchange-traded futures contracts that represent a large portion of the global commodities market.

Important Fund Information
The following information applies to all funds shown in the annual report:
Securities described in the fund commentary may no longer be held in the fund.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit PrincipalAm.com, call your financial professional, or call 800-222-5852.
A sales charge may apply as follows: Class A shares: maximum up-front sales charges on sales based on declining rates which begin at 1.50%
for LargeCap S&P 500 Index Fund, 2.25% for Core Fixed Income Fund, Government & High Quality Bond Fund, and Short-Term Income
Fund, 3.75% for California Municipal Fund, Core Plus Bond Fund, Diversified Income Fund, High Yield Fund, Principal LifeTime 2020 Fund,
Principal LifeTime 2030 Fund, Principal LifeTime Strategic Income Fund, SAM Flexible Income Portfolio, and Tax-Exempt Bond Fund, and
5.50% for Diversified International Fund, Equity Income Fund, Global Emerging Markets Fund, Global Real Estate Securities Fund, LargeCap
Growth Fund I, MidCap Fund, MidCap Value Fund I, Principal Capital Appreciation Fund, Principal LifeTime 2040 Fund, Principal Lifetime
2050 Fund, Real Estate Securities Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio,
SAM Strategic Growth Portfolio, and SmallCap Fund; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first 12 months. Class J shares: contingent deferred sales charge of 1% on redemptions made during the first 18 months. Institutional and Class R
Shares do not have a sales charge. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.
* Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the Fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
** Net asset value is not adjusted for sales charge.
*** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

California Municipal Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide as high a level of current income that is exempt from federal and state personal income tax as is consistent with prudent investment management and preservation of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in California municipal obligations (securities issued by or on behalf of state or local governments and other public authorities) at the time of purchase. Generally, these municipal obligations pay interest that is exempt from state personal income tax and federal income tax.
For the twelve-month period, yields on the Bloomberg California Municipal Index modestly increased however, the California municipal market had a gain because of the higher yields. California Municipal Bond fund outperformed its benchmark. Duration and sector allocation were positive contributors, security selection was a negative detractor. During the fiscal year ending October 31, 2023, the top sector contributors were state, transportation, and multi-family while the top individual security contributors were Poseidon Resources, San Diego Regional Airport, and
United Airlines.
The top sector detractors for the fiscal year included waste, single-family housing, and power while the top individual security detractors were
Alameda Corridor Transportation Authority, California Statewide Communities Development Authority Community Housing, and California
Nevada Healthcare.
Value of a $10,000 Investment* October 31, 2013 - October 31, 2023
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
^
Class A Shares Excluding Sales Charge 3.19% 0.79% 2.56% 7/25/89 –
Including Sales Charge -0.67% 0.03% 2.17%
Class C Shares Excluding Sales Charge 2.32% -0.04% 1.85% 3/1/02 –
Including Sales Charge 1.32% -0.04% 1.85%
Institutional Shares 3.46% 1.04% 2.77% 2/27/15 7/25/89
^ Extended performance is calculated based on the historical performance of the Fund’s Class A share class, adjusted for the fees and expense of the share class.

Core Fixed Income Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide a high level of current income consistent with preservation of capital. The fund invests primarily in a diversified pool of investment-grade fixed-income securities, including corporate securities, U.S. government securities, asset-backed securities and mortgage-backed securities. It maintains an average portfolio duration that is within ±25% of the duration of the Bloomberg U.S. Aggregate
Bond Index.
Top contributors to performance were an overweight to corporate bonds, an overweight to asset-backed securities and an underweight to mortgage-
backed securities. Security selection in the transportation and energy sectors also contributed.
Security selection in banking, electric utilities and treasuries detracted from performance as well as an underweight to commercial mortgage-
backed securities and sovereign debt.
Value of a $10,000 Investment* October 31, 2013 - October 31, 2023
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
^
Class A Shares Excluding Sales Charge -0.10% -0.44% 0.87% 12/15/75 –
Including Sales Charge -2.36% -0.88% 0.65%
Class J Shares Excluding Sales Charge 0.04% -0.30% 0.98% 9/30/09 –
Including Sales Charge -0.93% -0.30% 0.98%
Institutional Shares 0.23% -0.13% 1.20% 3/23/98 –
R-1 Shares -0.56% -0.92% 0.38% 3/1/10 –
R-3 Shares -0.25% -0.59% 0.70% 3/1/10 –
R-4 Shares 0.06% -0.40% 0.90% 3/1/10 –
R-5 Shares 0.06% -0.31% 1.00% 3/1/10 –
R-6 Shares 0.32% -0.05% 1.21% 11/25/14 12/15/75
^ Extended performance is calculated based on the historical performance of the Fund’s Class A share class, adjusted for the fees and expense of the share class.

Core Plus Bond Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide current income and, as a secondary objective, capital appreciation. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds or other debt securities at the time of purchase. Under normal circumstances, the fund maintains an average portfolio duration that is within ±25% of the duration of the Bloomberg U.S. Aggregate Bond Index.
During the past year, the top contributing factors included security selection within investment grade corporate bonds, security selection within agency mortgage-backed securities, and security selection within below investment grade corporate bonds
During the past year, the top detracting factors included duration positioning, an underweight allocation to investment grade corporate bonds, and an underweight allocation to government related bonds.
Value of a $10,000 Investment* October 31, 2013 - October 31, 2023
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge -0.83% -0.28% 0.67% 6/28/05
Including Sales Charge -4.51% -1.04% 0.28%
Class J Shares Excluding Sales Charge -0.93% -0.29% 0.68% 3/1/01
Including Sales Charge -1.90% -0.29% 0.68%
Institutional Shares -0.44% 0.05% 1.03% 3/1/01
R-1 Shares -1.36% -0.79% 0.16% 11/1/04
R-3 Shares -1.06% -0.48% 0.47% 12/6/00
R-4 Shares -0.86% -0.30% 0.67% 12/6/00
R-5 Shares -0.64% -0.15% 0.79% 12/6/00

Diversified Income Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: BlackRock Financial Management, Inc.; Nuveen Asset Management LLC; PineBridge Investments LLC; Polen Capital Credit, LLC; Post Advisory Group, LLC;
Principal Real Estate Investors, LLC; Spectrum Asset Management, Inc.
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks income. The fund generally invests a majority of its assets in fixed income securities, such as investment-grade corporate bonds, high yield bonds (also known as "junk" bonds), preferred securities, commercial mortgage-backed securities, and emerging market debt securities, in an effort to provide incremental yields over a portfolio of government securities. Such securities include instruments with variable or floating interest rates. The fixed income portion of the fund is not managed to a particular maturity or duration. The fund invests in foreign, including emerging market, securities.
The portfolio benefited from favorable manager selection and asset allocation during the year. An allocation to high yield was particularly beneficial as spreads tightened. Similarly, an allocation to floating rate bank loans was additive, as the asset class excelled in the rising rate environment. Manager selection within high yield, led by Polen Capital Credit, LLC, further boosted results. An allocation to emerging market debt aided returns as the asset class outpaced the broad bond market, and critically, Finisterre, an investment team within the Manager, easily outpaced their asset class index during the period. Finally, an allocation to preferred securities and investment grade credit boosted returns.
An allocation to commercial mortgage-backed securities was the largest detractor during the year as the asset class was under pressure in a rising rate environment and supply/demand imbalance within commercial real estate. Manager selection within investment grade credit modestly held returns back as PineBridge Investments LLC trailed its asset class index.
Value of a $10,000 Investment* October 31, 2013 - October 31, 2023
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
^
Class A Shares Excluding Sales Charge 2.98% 1.64% 2.67% 12/15/08 –
Including Sales Charge -0.88% 0.87% 2.29%
Class C Shares Excluding Sales Charge 2.18% 0.87% 2.06% 12/15/08 –
Including Sales Charge 1.21% 0.87% 2.06%
Institutional Shares 3.36% 1.99% 3.01% 12/15/08 –
R-6 Shares 3.37% 1.99% 3.00% 6/12/17 12/15/08
^ Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Diversified International Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. The fund invests primarily in foreign equity securities. It has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the fund typically invests in foreign securities of at least
20 countries. The fund invests in equity securities regardless of market capitalization size (small, medium or large) and style (growth or value).
Strong stock selection was witnessed in the United Kingdom and the materials and health care sectors. 3i Group, a United Kingdom private equity firm, benefited from growth in their discount retailer Action. CRH, a building materials company, moved higher after moving its primary listing to the U.S. which should allow for additional investment. Novo Nordisk, a Danish pharmaceutical company, outperformed due to positive trials for additional health benefits from taking their weight loss and diabetes drugs.
On the other hand, negative attribution was seen in China and the consumer discretionary and energy sectors. Tencent, a Chinese digital platform company, which the portfolio did not hold led to relative underperformance as the company rallied during the China reopening at the end of last year. Li Ning, a Chinese sportswear brand, moved lower on weaker than expected online sales. Equinor, a Norwegian oil exploration and production company, traded down on weaker than expected demand due to a warmer winter in Europe.
Value of a $10,000 Investment* October 31, 2013 - October 31, 2023
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
^
Class A Shares Excluding Sales Charge 10.89% 3.92% 2.95% 6/28/05 –
Including Sales Charge 4.77% 2.75% 2.37%
Class J Shares Excluding Sales Charge 11.01% 4.03% 3.08% 3/1/01 –
Including Sales Charge 10.01% 4.03% 3.08%
Institutional Shares 11.40% 4.31% 3.40% 3/1/01 –
R-1 Shares 10.45% 3.49% 2.55% 11/1/04 –
R-3 Shares 10.77% 3.80% 2.87% 12/6/00 –
R-4 Shares 10.99% 4.01% 3.06% 12/6/00 –
R-5 Shares 11.10% 4.12% 3.19% 12/6/00 –
R-6 Shares 11.40% 4.37% 3.15% 3/1/19 12/6/00
^ Extended performance is calculated based on the historical performance of the Fund’s R-3 share class, adjusted for the fees and expense of the share class.

Equity Income Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide current income and long-term growth of income and capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities at the time of purchase. It usually invests in equity securities of companies with large and medium market capitalizations. The fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued.
Marathon Petroleum Corporation (MPC) reported strong results driven by refining margins and continues to return capital to shareholders through an aggressive share repurchase program and a 29% increase in their dividend payout over the last year. PACCAR Inc (PCAR), manufacturer of trucks under the Peterbilt, Kenworth, and DAF brands contributed to relative performance as the company picked up market share in both North
America and Europe over the past year. Microsoft Corporation (MFST), a cloud leader with its Azure platform, MSFT is uniquely positioned to deliver both services and infrastructure as a service solution at scale. MSFT continues to leverage its huge installed base to move customers to
Azure, while Office 365 retains its dominance in office productivity software. Holding MSFT contributed to relative performance on the year.
Not owning Meta Platforms Inc. (META) detracted from relative performance. First Republic Bank (FRC) detracted from relative results as the company came under deposit pressure following the collapse of Silicon Valley Bank and continued cash sorting by customers. Alexandria Real
Estate Equities, Inc. (ARE) has carved out a niche within the office sector as the leading life science real estate investment trust (REIT) specifically focused on lab office space. ARE leases primarily to pharma, life science and not-for-profit research institutions in key research clusters of San
Francisco, Boston, New York City, Seattle, San Diego, and the Research Triangle. ARE detracted from relative performance as investors grew concerned over company’s biotech exposure, higher potential development costs, and cap rates in the private markets moving higher.
Value of a $10,000 Investment* October 31, 2013 - October 31, 2023
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
^
Class A Shares Excluding Sales Charge -0.83% 6.25% 7.81% 5/31/39 –
Including Sales Charge -6.27% 5.05% 7.20%
Class C Shares Excluding Sales Charge -1.59% 5.44% 7.17% 3/1/02 –
Including Sales Charge -2.53% 5.44% 7.17%
Class J Shares Excluding Sales Charge -0.75% 6.32% 7.85% 10/9/18 5/31/39
Including Sales Charge -1.69% 6.32% 7.85%
Institutional Shares -0.50% 6.62% 8.21% 8/1/00 –
R-1 Shares -1.34% 5.71% 7.27% 3/1/10 –
R-3 Shares -1.05% 6.04% 7.61% 3/1/10 –
R-4 Shares -0.85% 6.23% 7.81% 3/1/10 –
R-5 Shares -0.73% 6.37% 7.94% 3/1/10 –
^ Extended performance is calculated based on the historical performance of the Fund’s Class A share class, adjusted for the fees and expense of the share class.

Finisterre Emerging Markets Total Return Bond Fund
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
October 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to generate total returns from current income and capital appreciation. The fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds and other fixed-income securities that are tied economically to an emerging market, and in derivatives on such investments. It uses derivatives to enhance return and to hedge and manage investment risks.
For the twelve-month period ending October 31, 2023 Finisterre Emerging Markets Total Return Bond Fund returned +11.57% gross, relative to the blended benchmark return of 10.37%. Our exposures in Macau benefitted significantly from the late 2022 awarding of new ten-year concessions as well as the sudden shift away from China’s Zero Covid Policy. Recent third quarter earnings showed a return to positive free cash flow and progress on deleveraging. We have concentrated our exposure in Melco which we see as one of the cleaner ownership structures and strong stand-alone fundamentals as well as exposure to their partly-owned subsidiary Studio City. On the other hand, local market performance was very strong, particularly in the first half of 2023; large positions in Mexico and Brazil and to a lesser extent in South Africa and Poland contributed strongly to performance. Much more aggressive central banks had created huge real rate buffers into yields, a phenomenon that remains in place today in some of these markets. In hard currency, performance was supported by strong bounce backs after the Emerging Market selloffs in mid-2022 and again in the autumn of 2023. Idiosyncratic stories were also a big performance driver as much value had been created in the 2022 selloff and as we saw catalysts for performance. El Salvador was the best performer in this space as bonds more than doubled on
Bukele’s newfound fiscal restraint and multilateral lending got them over their 2023 Eurobond maturity. Sri Lanka had lurched into a messy default and we added with the view that this is a relatively high growth economy with a decent International Monetary Fund relationship; this position paid off nicely and we exited. Our long-term holdings in Iraq and Ukraine also returned nicely.
Detractors were largely focused on tactical hedges; in a market that spent much of the last twelve-months rallying, hedges detracted. We still believe strongly that tactical hedges remain a key source of ability to limit drawdowns. Turkey was the biggest detractor in our external sovereign positions as our bearishness was proven unfounded as Erdogan won re-election and took a hard shift to a more orthodox policy mix.
Value of a $10,000 Investment* July 11, 2016 - October 31, 2023
1-Year 5-Year Since Inception Inception Date
Institutional Shares 10.97% 2.14% 2.92% 7/11/16
^The Fund uses a blended benchmark, Finisterre Emerging Markets Total Return Bond Blended Index, which shows how the Fund’s performance compares to a blend of indices with similar investment objectives. Finisterre Emerging Markets Total Return Bond Blended Index is composed of 33.33% JPM CEMBI Broad Diversified Index, 33.33%
JPM EMBI Global Diversified Index, and 33.33% JPM GBI-EM Global Diversified Index. Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Global Emerging Markets Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. The fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies at the time of purchase. "Emerging market" means any market which is considered to be an emerging market by the international financial community (including the MSCI Emerging Markets Index or Bloomberg Emerging
Markets USD Aggregate Bond Index). It invests in equity securities regardless of market capitalization (small, medium or large) and style
(growth or value).
Strong stock selection in the Asia ex-China region drove overall outperformance during the year. South Korea and Taiwan were the best performing markets, both led by the information technology sector. We also benefitted from being underweight the Europe, Middle East, and Africa (EMEA)
region with the region down 1.6% versus the 10.8% gain for the overall emerging markets index. Saudi Arabia was the best performing market in the region where we benefitted from being underweight and positive stock selection in the energy sector. China and Mexico were the other notable contributors during the period. Within China, industrials was the main source of outperformance and financials drove gains in Mexico.
From an overall sector perspective, information technology was the best performing. Outperformance was driven by both the semiconductor and hardware industry groups. Financials was the notable sector to outperform during the period. Insurance was the best performing industry group, led by our Mexican exposure.
The worst performing markets during the year were Malaysia and Brazil. Weakness in Malaysia came from negative stock selection in the information technology and industrials sectors. Losses in Brazil came from an overweight position to industrials and consumer discretionary, down 12.7% and 43.5%, respectively as well as an underweight position to energy, up 57.6%. Energy was the only sector to underperform during the period, mostly led by an underweight position to Petrobras, which gained 65.5%.
Value of a $10,000 Investment* October 31, 2013 - October 31, 2023
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
^
Class A Shares Excluding Sales Charge 14.33% 1.65% 0.74% 6/28/05 –
Including Sales Charge 8.03% 0.51% 0.17%
Class J Shares Excluding Sales Charge 14.46% 1.82% 0.87% 3/1/01 –
Including Sales Charge 13.46% 1.82% 0.87%
Institutional Shares 14.66% 2.00% 1.12% 3/1/01 –
R-1 Shares 13.75% 1.18% 0.29% 11/1/04 –
R-3 Shares 14.10% 1.49% 0.60% 12/6/00 –
R-4 Shares 14.29% 1.68% 0.79% 12/6/00 –
R-5 Shares 14.42% 1.80% 0.91% 12/6/00 –
R-6 Shares 14.81% 2.09% 1.01% 11/22/16 12/6/00
^ Extended performance is calculated based on the historical performance of the Fund’s R-3 share class, adjusted for the fees and expense of the share class.

Global Real Estate Securities Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: Principal Real Estate Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to generate a total return. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. and non-U.S. companies principally engaged in the real estate industry at the time of purchase. For the fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry.
Selection within U.S. healthcare, net lease, and apartments was a top contributor. Within healthcare, the fund benefitted from an overweight to outperforming senior housing stocks on continued strong fundamentals and underweight to stocks with weaker earnings. An underweight to net lease contributed, as the overall sector was impacted by concerns over rising rates impacting their growth potential. Our preference for coastal over Sunbelt apartment real estate investment trusts (REITs) also contributed, as there are continued concerns regarding elevated supply in the latter market. Stock selection within Australian industrial and data centers was additive, as was our preference for higher quality French retail stocks with stronger balance sheets.
An underweight to strength in U.S. data centers was detractive, as the sector outperformed on elevated artificial intelligence (AI) expectations.
Selection within U.S. industrial detracted, as we were overweight to a company with exposure to slowing Southern California conditions. An underweight to U.S. retail also hurt as a more resilient than expected U.S. consumer and improving operating metrics led the sector to outperform.
Value of a $10,000 Investment* October 31, 2013 - October 31, 2023
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
^
Class A Shares Excluding Sales Charge -4.98% -0.83% 2.04% 10/1/07 –
Including Sales Charge -10.23% -1.95% 1.46%
Institutional Shares -4.54% -0.44% 2.44% 10/1/07 –
R-3 Shares -5.13% -0.95% 1.92% 3/1/16 10/1/07
R-4 Shares -4.94% -0.76% 2.10% 3/1/16 10/1/07
R-5 Shares -4.84% -0.64% 2.24% 3/1/16 10/1/07
R-6 Shares -4.59% -0.39% 2.46% 11/25/14 10/1/07
^ Extended performance is calculated based on the historical performance of the Fund’s Institutional Class, adjusted for the fees and expense of the share class.

Government & High Quality Bond Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a high level of current income consistent with safety and liquidity. The fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in debt securities issued by the U.S. government, its agencies or instrumentalities or debt securities that are rated, at the time of purchase, AAA by S&P Global or Aaa by Moody's, including but not limited to ABS, mortgage securities such as agency and non-agency collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities (MBS).
Fixed income markets remained under pressure for the majority of 2023 as central banks continued to pursue policies to reduce inflation. These policies, including continued increases of Federal Funds rate and continued quantitative tightening, led to higher rates across the curve over the year. Increased uncertainty regarding the Federal Reserve (Fed) terminal rate also led to increased interest rate volatility, relative to history.
Fundamentals remained favorable for the mortgage-backed securities market for the majority of 2023. Refinancing risk is minimal, even for a substantial interest rate rally, and mortgages are nearly fully extended. The muted prepayment environment provides a stable and predictable cash flow stream for the sector. The technical environment was challenging in 2023. After a record amount of bank MBS demand in 2021-2022, banks have been modestly reducing exposure in 2023. The Fed continues to reduce U.S. Treasury (UST) and MBS balance sheet, the latter at a pace of only about $15 billion per month, largely due to normal amortization and coupon payments as opposed to not replacing refinancing. Real estate investment trusts (REITs) have largely been on the sidelines as price/book value remains well below par. Money managers have been the marginal bid for MBS, and they have taken MBS allocations up to absorb relatively light supply and also to facilitate the liquidation of Silicon Valley Bank/
Signature Bank portfolios through the Federal Deposit Insurance Corporation. With the challenging technical environment, mortgage spreads have also been volatile. On a year over year basis, measured from October 2022 to October 2023, Bloomberg U.S. Agency Fixed Rate MBS Index
spreads moved from 72 basis points (bps) to 75 bps, while reaching a low value of 36 bps in January 2023. Current coupon spreads to UST 5/10yr saw similar volatility closing at 178 bps in October 2023 which compares to levels of 174 bps in October 2022 and a low of 119 bps in February
2023. In addition to attractive absolute spreads, MBS also are cheap to history relative to investment grade credit spreads.
Security selection/coupon allocation was the largest contributor to performance for the year as the fund maintained an underweight position to the lowest coupons in the Bloomberg U.S. Agency Fixed Rate MBS Index (i.e. Conventional/Ginnie Mae 1.5%-2.5%). An out-of-index allocation to the non-agency mortgage-backed securities (Non-Agency Collateralized Mortgage Obligation (CMO)) also contributed to performance.
Further, the portfolio utilization of short-duration asset backed securities (ABS) combined with select to-be-announced (TBA) rolls contributed to performance for the year.
The fund’s out-of-index allocation to the agency collateralized mortgage-backed securities sector (Agency CMO) was the primary detractor to performance for the year. The fund’s relative duration versus the index also detracted from performance for the year as the fund was generally positioned longer than the index. The fund underweight position to the 15-year and 20-year portion of the Bloomberg U.S. Agency Fixed Rate
MBS Index also detracted from performance.
Value of a $10,000 Investment* October 31, 2013 - October 31, 2023
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge -1.65% -1.75% -0.35% 5/4/84
Including Sales Charge -3.88% -2.20% -0.57%
Class J Shares Excluding Sales Charge -1.71% -1.81% -0.39% 12/15/08
Including Sales Charge -2.67% -1.81% -0.39%
Institutional Shares -1.22% -1.47% -0.06% 3/23/98
R-1 Shares -2.20% -2.25% -0.84% 12/15/08
R-3 Shares -1.78% -1.92% -0.52% 12/15/08
R-4 Shares -1.47% -1.73% -0.32% 12/15/08
R-5 Shares -1.36% -1.61% -0.21% 12/15/08

High Income Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisors: Insight North America LLC; Polen Capital Credit, LLC; Post Advisory Group, LLC
Average Annual Total Returns*
as of
October 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks high current income. Under normal circumstances, the fund invests primarily in below investment grade bonds and bank loans which are rated, at the time of purchase, Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") and BB+ or lower by S&P Global
Ratings ("S&P Global") (if the bond or bank loan has been rated by only one of those agencies, that rating will determine whether it is below investment grade; if the bond or bank loan has not been rated by either of those agencies, those selecting such investments will determine whether it is of a quality comparable to those rated below investment grade).
For the year, Polen Capital Credit, LLC (Polen) outperformed the index. Polen outperformed the index due to positive selection within capital goods and basic industry names. Post Advisory Group, LLC's (Post) performance was helped by selection within financial institutions.
For the year, Post underperformed the index. Post's underperformance was caused by poor selection within energy and consumer cyclical names.
Insight performed in line with the index. Polen’s performance was hurt by selection within communication and consumer cyclical names.
Value of a $10,000 Investment* October 31, 2013 - October 31, 2023
1-Year 5-Year 10-Year Inception Date
Institutional Shares 5.89% 2.25% 2.89% 12/29/04

High Yield Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide a high level of current income. The fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in below investment grade bonds and bank loans (sometimes called "high yield" or "junk") which are rated, at the time of purchase,
Ba1 or lower by Moody's and BB+ or lower by S&P Global. It also invests in investment grade bank loans (also known as senior floating rate interests) and securities of foreign issuers.
Security selection positively impacted returns due to the outperformance from overweights to Ahern Rentals, Triumph Group, and SRM Escrow
Issuer, as well as underweights to Commscope, and Centurylink Inc. Sector allocation outperformed due to an underweight to Communications, and an overweight to Basic Materials.
Detractors to performance were driven by overweights to Valcour Packaging LLC, and EW Scripps Co, underweights to Wynn Macau LTD,
Carvana Co, and Sands China. Additionally, our underweights to Consumer Cyclicals and Consumer Non-cyclicals also detracted from performance.
Value of a $10,000 Investment* October 31, 2013 - October 31, 2023
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
^
Class A Shares Excluding Sales Charge 6.31% 2.97% 3.55% 4/8/98 –
Including Sales Charge 2.25% 2.17% 3.16%
Class C Shares Excluding Sales Charge 5.37% 2.18% 2.94% 3/1/02 –
Including Sales Charge 4.37% 2.18% 2.94%
Institutional Shares 6.55% 3.28% 3.87% 7/28/98 –
R-6 Shares 6.64% 3.37% 3.83% 11/22/16 4/8/98
^ Extended performance is calculated based on the historical performance of the Fund’s Class A share class, adjusted for the fees and expense of the share class.

Inflation Protection Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: BlackRock Financial Management, Inc.
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide current income and real (after inflation) total returns. The fund invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Under normal circumstances, the fund maintains an average portfolio duration that is within ±20% of the duration of the Bloomberg U.S. Treasury
Inflation Protected Securities (“TIPS”) Index. The fund is not managed to a particular maturity.
The key themes of this year have covered a wide span of events ranging from historically high interest rates to significant geopolitical events in the global economy. As a result, markets have seen increased volatility for the year, with the U.S. 10-year treasury reaching a 16 year high of approximately 5% in the second half of 2023. Against this backdrop, the portfolio was able to outperform the benchmark. Looking at the details, our tactical positioning in headline duration and allocation to rental-linked securities were the primary contributors to the outperformance. In late
2022, the Team held an overweight in headline duration focusing on the U.S. as we viewed the Federal Reserve (Fed) is nearing the end of its hiking cycle. We flipped to an underweight in early first quarter 2023 after a material reprice lower in rates before switching back to overweight in the second and third quarter. The portfolio’s structural allocation to rental-linked securities, focusing on single family rentals (SFR), also positively contributed to performance as we saw spread levels compress over the period.
There was no notable detractor to performance over the period aside from marginal negative contributions from our tactical short in Japanese nominal rates and strategic foreign exchange (FX) positions. At the beginning of the period, the portfolio’s short position in Japanese nominal rates contributed to performance as the Bank of Japan (BoJ) loosened their yield curve control (YCC) in December of 2022. However, we gave back the positive performance over 2023 as Japanese nominal rates rallied during in the first half of 2023. Most of the move lower in rates unwound in late 2023 due to further adjustments to YCC by the BoJ.
The team sees derivatives as an effective and efficient tool to manage duration, yield curve, and volatility risk in the Portfolio. During the period, the Portfolio utilized forward currency contracts to hedge the currency exposure associated with some or all of the Portfolio's securities and shift investment exposure from one currency to another. We utilized futures contracts to manage duration and yield curve exposure of the Portfolio in an efficient manner. We used options to create various exposures for the Portfolio, isolate perceived mispricing, and create asymmetric risk profiles. We also used written options to increase the Portfolio's carry. We used interest rate swaps to express our breakeven strategies or enhance yields of already existing positions. We used inflation swaps to hedge underlying inflation-linked positions, and caps and floors that provide protection against moves in the inflation market.
Value of a $10,000 Investment* October 31, 2013 - October 31, 2023
1-Year 5-Year 10-Year Inception Date
Class J Shares Excluding Sales Charge -1.18% 1.36% 0.60% 12/29/04
Including Sales Charge -2.11% 1.36% 0.60%
Institutional Shares -0.86% 1.86% 1.20% 12/29/04
R-1 Shares -1.70% 1.00% 0.33% 12/29/04
R-3 Shares -1.31% 1.34% 0.65% 12/29/04
R-4 Shares -1.10% 1.53% 0.85% 12/29/04
R-5 Shares -1.14% 1.61% 0.96% 12/29/04

International Fund I
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: Origin Asset Management LLP
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. The fund invests primarily in foreign equity securities, including emerging market securities.
It typically invests in foreign securities of at least ten countries. The fund invests in equity securities of small, medium, and large market capitalization companies. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued.
The Fund underperformed its benchmark during the twelve-month period. Stock selection within Consumer Discretionary proved the most detracting at sector level, followed by Industrials, while selection in Communication Services provided the biggest positive effect. Geographically,
Japan had the largest negative impact, while stock selection in North America contributed the most.
Over the twelve-month period, the Fund’s exposure to North America was decreased in favor of Europe ex UK. Financials and Consumer Staples were also increased, mainly at the expense of Industrials.
Value of a $10,000 Investment* October 31, 2013 - October 31, 2023
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
^
Institutional Shares 10.06% 3.47% 3.26% 12/29/03 –
R-1 Shares 9.19% 2.67% 2.43% 11/1/04 –
R-3 Shares 9.50% 2.98% 2.76% 6/1/04 –
R-4 Shares 9.73% 3.19% 2.95% 6/1/04 –
R-5 Shares 9.81% 3.31% 3.06% 6/1/04 –
R-6 Shares 10.09% 3.58% 3.30% 11/22/16 12/29/03
^ Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

LargeCap Growth Fund I
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: Brown Advisory, LLC; T. Rowe Price Associates, Inc.
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. The fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase. It invests in growth equity securities, an investment strategy that emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The fund is non-diversified.
For the one-year period, T. Rowe Price Associates, Inc. (T. Rowe) outperformed the index. T. Rowe’s outperformance was due to an underweight to consumer staples, as well as strong stock selection within the communication services and information technology sectors. Brown Advisory,
LLC’s (Brown) performance was helped by strong stock selection within the information technology and financials sectors.
Brown underperformed the index by a wide margin. Brown underperformed the index due to poor stock selection in the industrials and healthcare sectors. An overweight to healthcare and an underweight to information technology also detracted from performance. T. Rowe’s performance was hurt by an overweight to healthcare and poor stock selection in the consumer discretionary sector.
Value of a $10,000 Investment* October 31, 2013 - October 31, 2023
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
^
Class A Shares Excluding Sales Charge 16.90% 10.39% 11.45% 3/1/13 –
Including Sales Charge 10.44% 9.15% 10.82%
Class J Shares Excluding Sales Charge 17.11% 10.60% 11.70% 3/1/01 –
Including Sales Charge 16.11% 10.60% 11.70%
Institutional Shares 17.31% 10.76% 11.93% 12/6/00 –
R-1 Shares 16.26% 9.87% 11.02% 11/1/04 –
R-3 Shares 16.69% 10.22% 11.36% 12/6/00 –
R-4 Shares 16.93% 10.44% 11.58% 12/6/00 –
R-5 Shares 17.04% 10.55% 11.70% 12/6/00 –
R-6 Shares 17.36% 10.84% 11.97% 11/25/14 12/6/00
^ Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

LargeCap S&P 500 Index Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the S&P 500 Index at the time of purchase. The index is designed to represent U.S. equities with risk/return characteristics of the large cap universe.
During the twelve-month period ending in October 2023, the LargeCap S&P 500 Index Fund was in line with the S&P 500 Index. It uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Five of the eleven economic sectors in the index posted positive returns during the period with the communication services and information technology sectors providing the best return. Meta Platforms, NVIDIA, and Broadcom contributed to fund performance for the twelve-month period ending October.
The utilities and real estate sectors recorded the worst returns during the period. Signature Bank, SVB Financial Group, and First Republic Bank
detracted from fund performance for the twelve-month period ending in October.
Value of a $10,000 Investment* October 31, 2013 - October 31, 2023
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 9.61% 10.53% 10.67% 6/28/05
Including Sales Charge 7.98% 10.20% 10.50%
Class J Shares Excluding Sales Charge 9.71% 10.60% 10.73% 3/1/01
Including Sales Charge 8.71% 10.60% 10.73%
Institutional Shares 9.93% 10.82% 10.98% 3/1/01
R-1 Shares 9.01% 9.87% 10.02% 11/1/04
R-3 Shares 9.32% 10.20% 10.36% 12/6/00
R-4 Shares 9.55% 10.42% 10.58% 12/6/00
R-5 Shares 9.67% 10.55% 10.71% 12/6/00

LargeCap Value Fund III
Investment Advisor: Principal Global Investors, LLC
Sub-Advisors: Barrow, Hanley, Mewhinney & Strauss, LLC; Westwood Management Corp.
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in companies with large market capitalizations at the time of purchase. For this fund, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000 Value Index. The fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued.
Over the year, Barrow, Hanley, Mewhinney & Strauss, LLC (Barrow Hanley) outperformed the index. Barrow Hanley’s outperformance was due to strong stock selection in the industrials, information technology, and energy sectors. Westwood Management Corp’s (Westwood) performance was helped by strong stock selection in the information technology and financials sectors.
Westwood underperformed the index due to poor stock selection in the consumer staples and communication services sectors. Barrow Hanley’s performance was hurt by poor stock selection in the financials, consumer staples, and communication services sectors.
Value of a $10,000 Investment* October 31, 2013 - October 31, 2023
1-Year 5-Year 10-Year Inception Date
Class J Shares Excluding Sales Charge -0.46% 6.89% 7.82% 3/1/01
Including Sales Charge -1.37% 6.89% 7.82%
Institutional Shares -0.13% 7.21% 8.16% 12/6/00
R-1 Shares -0.99% 6.29% 7.22% 11/1/04
R-3 Shares -0.67% 6.62% 7.56% 12/6/00
R-4 Shares -0.48% 6.81% 7.76% 12/6/00
R-5 Shares -0.34% 6.95% 7.90% 12/6/00

MidCap Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell MidCap Index.
The fund also invests in foreign securities.
Over its last fiscal year, company selection in financials and industrials contributed to the MidCap Fund’s relative performance. The largest contributor to performance was Copart, a global leader in providing online auction and vehicle remarketing services for salvaged vehicles.
Benefitting from its scale, network effect, barriers to entry, and relationships with major insurance companies, Copart continues to post impressive results and profitably grow market share. The next largest contributor was TransDigm, a supplier of airplane components. Approximately 90% of
TransDigm’s parts are proprietary, and TransDigm is the sole provider in about 80% of them. This gives TransDigm pricing power and the ability to offset higher costs from inflation. Arch Capital, a provider of mortgage insurance, reinsurance, and specialty insurance, was a contributor.
Arch’s management understands that insurance markets are cyclical. By sitting tight during the soft market, it gave them financial flexibility to grow rapidly into a hardening market. Financial performance over the past year has been strong across all three of its businesses.
Company selection in utilities and real estate detracted from the MidCap Fund’s relative performance over its last fiscal year. The Utilities sector had a negative return in the benchmark over the past twelve months, as investors had more options for finding yield. While not a traditional utility business, Brookfield Infrastructure was the largest detractor in the portfolio. Brookfield Infrastructure is an owner and operator of infrastructure assets globally. It surpassed its annual capital deployment target this year, with high quality platforms such as utility metering, last-mile fiber, data centers and residential decarbonization. Dollar General, a general store retailer focused on rural and under-served communities, was the second largest detractor. A leadership change brought new strategic initiatives, just as their core customers (typically lower income) were squeezed by inflation. CoStar was the third largest detractor. Its two main businesses, a commercial real estate data and analytics business, and online apartment marketplace, performed very well. However, shares were weak when they announced a delay in monetization of its new residential app. The Aligned team appreciated that founder Andy Florance was focused on what’s best for the long-term platform rather than next quarter’s revenue.
Value of a $10,000 Investment* October 31, 2013 - October 31, 2023
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
^
Class A Shares Excluding Sales Charge 6.62% 10.03% 9.90% 6/28/05 –
Including Sales Charge 0.75% 8.79% 9.28%
Class C Shares Excluding Sales Charge 5.71% 9.20% 9.26% 1/16/07 –
Including Sales Charge 4.71% 9.20% 9.26%
Class J Shares Excluding Sales Charge 6.78% 10.20% 10.06% 3/1/01 –
Including Sales Charge 5.78% 10.20% 10.06%
Institutional Shares 6.92% 10.33% 10.22% 3/1/01 –
R-1 Shares 6.10% 9.48% 9.36% 11/1/04 –
R-3 Shares 6.41% 9.81% 9.70% 12/6/00 –
R-4 Shares 6.61% 10.03% 9.91% 12/6/00 –
R-5 Shares 6.74% 10.15% 10.04% 12/6/00 –
R-6 Shares 7.01% 10.43% 10.12% 11/22/16 12/6/00
^ Extended performance is calculated based on the historical performance of the Fund’s R-3 share class, adjusted for the fees and expense of the share class.

MidCap Growth Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell MidCap Growth
Index.
Despite seemingly favorable market conditions on the surface with the magnificent 7 tech stocks and the S&P Composite showing strong gains, difficult conditions persisted below the surface particularly down the market capitalization spectrum as the dilemma of a Federal Reserve focused on raising interest rates to stem sticky and elevated inflation juxtaposed against weakening financial conditions globally created many peaks and valleys throughout the year. While the Russell Midcap Growth Index outperformed its value counterpart during the period, rapid sector rotations were the norm depending on the most recent inflation and economic datapoints creating elevated volatility similar to 2022. Ultimately, while headline inflation readings fell as the year progressed, a significant move higher in interest rates resulted in sharp downward pressure on equity valuations driving underperformance.
The rising rate backdrop created a particularly difficult environment as leadership within the Russell MidCap Growth Index was generally driven by stocks with low valuations, including relative outperformance from shares with the slowest sales growth, characteristics in contrast to Principal
Dynamic Growth’s discipline, which focuses on the strong fundamentals more often found in secular growth stocks. While underperformance for the period was broad-based, stock picking in Information Technology and Financials detracted the most from performance. Conversely, modest outperformance in the Energy and Communication Services sectors provided a modest offset.
Value of a $10,000 Investment* October 31, 2013 - October 31, 2023
1-Year 5-Year 10-Year Inception Date
Class J Shares Excluding Sales Charge -5.37% 7.54% 8.61% 3/1/01
Including Sales Charge -6.32% 7.54% 8.61%
Institutional Shares -5.29% 7.71% 8.88% 3/1/01
R-1 Shares -5.89% 6.89% 8.01% 11/1/04
R-3 Shares -5.74% 7.19% 8.34% 12/6/00
R-4 Shares -5.44% 7.40% 8.55% 12/6/00
R-5 Shares -5.32% 7.54% 8.68% 12/6/00

MidCap Growth Fund III
Investment Advisor: Principal Global Investors, LLC
Sub-Advisors: Eagle Asset Management, Inc.; Robert W. Baird & Co. Incorporated
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. It invests in growth equity securities, an investment strategy that emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.
For the one-year period, Robert W. Baird & Co. Incorporated's (Baird) performance benefitted from an overweight to the industrials sector and an underweight to the healthcare sector. Eagle Asset Management's (Eagle) performance was positively impacted by strong stock selection in the consumer staples and energy sectors.
For the one-year period, both Baird and Eagle underperformed the index. Baird’s underperformance was due to poor stock selection in the healthcare, industrials, and financials sectors. Eagle’s underperformance was caused by poor stock selection in the information technology and consumer discretionary sectors.
Value of a $10,000 Investment* October 31, 2013 - October 31, 2023
1-Year 5-Year 10-Year Inception Date
Class J Shares Excluding Sales Charge -1.76% 7.47% 7.71% 3/1/01
Including Sales Charge -2.72% 7.47% 7.71%
Institutional Shares -1.40% 7.81% 8.09% 3/1/01
R-1 Shares -2.24% 6.88% 7.15% 11/1/04
R-3 Shares -1.95% 7.21% 7.47% 12/6/00
R-4 Shares -1.73% 7.41% 7.68% 12/6/00
R-5 Shares -1.60% 7.54% 7.81% 12/6/00

MidCap S&P 400 Index Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor's ("S&P") MidCap 400 Index at the time of purchase. The index is designed to represent U.S. equities with risk/return characteristics of the mid cap universe.
For the twelve-months ending in October 2023, the MidCap S&P 400 Index Fund was in line with the S&P MidCap 400 Index. It uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Six of the eleven economic sectors in the index posted positive returns during the period, with industrials and information technology performing the best. Super Micro Computer, XPO, and Jabil contributed to fund performance for the twelve-month period ending in
October.
The communication services and utility sectors recorded the worst returns during the period. Wolfspeed, First Horizon, and Chart Industries detracted from fund performance for the twelve-month period ending in October.
Value of a $10,000 Investment* October 31, 2013 - October 31, 2023
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
^
Class J Shares Excluding Sales Charge -1.41% 6.64% 7.47% 3/1/01 –
Including Sales Charge -2.32% 6.64% 7.47%
Institutional Shares -1.25% 6.80% 7.71% 3/1/01 –
R-1 Shares -2.06% 5.95% 6.83% 11/1/04 –
R-3 Shares -1.70% 6.29% 7.17% 12/6/00 –
R-4 Shares -1.54% 6.48% 7.37% 12/6/00 –
R-5 Shares -1.45% 6.61% 7.49% 12/6/00 –
R-6 Shares -1.18% 6.89% 7.58% 11/22/16 12/6/00
^ Extended performance is calculated based on the historical performance of the Fund’s R-3 share class, adjusted for the fees and expense of the share class.

MidCap Value Fund I
Investment Advisor: Principal Global Investors, LLC
Sub-Advisors: Los Angeles Capital Management LLC; Victory Capital Management Inc.
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The fund also invests in real estate investment trusts.
Over the past twelve-months, both Victory Capital Management Inc. (Victory) and Los Angeles Capital Management LLC (LA Capital)
outperformed the index. Victory outperformed the benchmark due to strong stock selection in the materials and information technology sectors.
An overweight to industrials also benefitted performance. LA Capital outperformed the index due to strong stock selection within the financials, information technology, and consumer discretionary sectors.
Victory’s performance was hurt by poor stock selection in the industrials and energy sectors. LA Capital’s performance was hurt by stock selection in the healthcare sector, as well as an overweight to the consumer staples and energy sectors.
Value of a $10,000 Investment* October 31, 2013 - October 31, 2023
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
^
Class A Shares Excluding Sales Charge -2.02% 7.76% 7.35% 4/2/19 12/29/03
Including Sales Charge -7.38% 6.55% 6.74%
Class J Shares Excluding Sales Charge -1.85% 7.99% 7.43% 3/2/09 –
Including Sales Charge -2.77% 7.99% 7.43%
Institutional Shares -1.64% 8.19% 7.71% 12/29/03 –
R-1 Shares -2.40% 7.36% 6.83% 11/1/04 –
R-3 Shares -2.12% 7.70% 7.17% 6/1/04 –
R-4 Shares -1.94% 7.89% 7.37% 6/1/04 –
R-5 Shares -1.82% 8.03% 7.50% 6/1/04 –
R-6 Shares -1.51% 8.32% 7.77% 4/2/19 12/29/03
^ Extended performance is calculated based on the historical performance of the Fund’s Institutional class, adjusted for the fees and expense of the share class.

Overseas Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisors: Barrow, Hanley, Mewhinney & Strauss, LLC; Causeway Capital Management LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities that are tied economically to countries outside the U.S. at the time of purchase. It invests in emerging market securities. The fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. It invests in equity securities of small, medium, and large market capitalization companies.
For the one-year period, Causeway Capital Management LLC (Causeway) outperformed the index. Causeway’s outperformance was due to strong stock selection within the industrials and information technology sectors. Barrow, Hanley, Mewhinney & Strauss, LLC's (Barrow Hanley)
performance was helped by strong stock selection within the consumer staples sector, as long as an overweight to industrials.
Barrow Hanley’s underperformance was caused by poor stock selection in the consumer discretionary, financials and industrials sectors.
Causeway’s performance was hurt by an overweight to the information technology and consumer staples sectors.
Value of a $10,000 Investment* October 31, 2013 - October 31, 2023
1-Year 5-Year 10-Year Inception Date
Institutional Shares 22.01% 5.99% 3.50% 9/30/08
R-3 Shares 21.27% 5.40% 2.92% 3/1/12
R-4 Shares 21.52% 5.61% 3.12% 3/1/12

Principal Capital Appreciation Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide long-term growth of capital. The fund invests primarily in equity securities of companies with any market capitalization, but it has a greater exposure to large market capitalization companies than small or medium market capitalization companies. The managers seek to invest in securities of businesses that they believe are trading at a discount to their private market value (i.e., the value of the business if it was sold), have a competitive advantage, and/or that have barriers to entry in their respective industries.
Broadcom Inc. (AVGO) aided results as the company benefitted from an artificial intelligence-driven rally along with other chip makers. Deckers
Outdoor Corporation (DECK), the footwear, apparel, and accessories retailer, is best known for their UGG, HOKA and Teva brands. The HOKA
Brand segment sells footwear that offers enhanced cushioning and inherent stability with minimal weight, originally designed for ultra-runners.
HOKA is now a $1 billion brand: with its revenues now accounting for nearly 40% of the Deckers’ total revenue. DECK aided results as HOKA reported another record quarter. Fair Isaac Corporation (FICO) reported stronger than expected guidance for revenue growth and earnings.
Keurig Dr Pepper Inc. (KDP) detracted from relative performance as their coffee business lagged on results. FMC Corp. (FMC) provides agricultural solutions including herbicides, insecticides and miticides, fungicides, harvest aids, and other crop chemicals used for seed corn, potatoes, sorghum, sweet corn, cotton, tobacco, sunflowers, grapes, and other related products. FMC detracted from performance during the year as volumes have fallen dramatically as customers adjusted inventories. Albemarle Corporation (ALB) detracted from results as attempted bids for Liontown Resources and falling lithium prices have weighed on the stock.
Value of a $10,000 Investment* October 31, 2013 - October 31, 2023
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 9.75% 11.39% 10.80% 11/24/86
Including Sales Charge 3.72% 10.13% 10.18%
Institutional Shares 10.12% 11.77% 11.19% 6/7/99
R-1 Shares 9.18% 10.79% 10.22% 3/1/10
R-3 Shares 9.51% 11.13% 10.57% 3/1/10
R-4 Shares 9.71% 11.34% 10.78% 3/1/10
R-5 Shares 9.85% 11.48% 10.91% 3/1/10

Principal LifeTime 2015 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in 2015. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
The SmallCap Value II investment option contributed to performance for the year as it outperformed its index. The inclusion of a non-U.S.
value strategy, Overseas, contributed from both a manager and style selection perspective. An overweight to high yield bonds across the series contributed positively to performance for the one-year period. In the near-dated portfolios, manager performance of the Short-Term Income investment option along with an overweight to the short-term bond asset class contributed positively for the year.
Manager performance within the U.S. large-cap equity asset class detracted for the year as the Blue Chip, LargeCap Growth I, LargeCap Value
III, and Equity Income investment options underperformed their respective indices. An underweight to the non-U.S. equity space detracted for the year as the asset class was one of the best performers over the period. The exposure to real assets within the series was a detractor as it caused the portfolios to forgo better opportunities for absolute performance in other asset classes for the year. An overweight to U.S. smallcap equities relative to the S&P Target Date indices detracted from performance for the year.
Value of a $10,000 Investment* October 31, 2013 - October 31, 2023
1-Year 5-Year 10-Year Inception Date
Institutional Shares 3.80% 3.60% 3.99% 2/29/08
R-1 Shares 2.83% 2.68% 3.09% 2/29/08
R-3 Shares 3.21% 3.02% 3.42% 2/29/08
R-4 Shares 3.41% 3.20% 3.61% 2/29/08
R-5 Shares 3.44% 3.32% 3.73% 2/29/08

Principal LifeTime 2020 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in 2020. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
The SmallCap Value II investment option contributed to performance for the year as it outperformed its index. The inclusion of a non-U.S.
value strategy, Overseas, contributed from both a manager and style selection perspective. An overweight to high yield bonds across the series contributed positively to performance for the one-year period. In the near-dated portfolios, manager performance of the Short-Term Income investment option along with an overweight to the short-term bond asset class contributed positively for the year.
Manager performance within the U.S. large-cap equity asset class detracted for the year as the Blue Chip, LargeCap Growth I, LargeCap Value
III, and Equity Income investment options underperformed their respective indices. An underweight to the non-U.S. equity space detracted for the year as the asset class was one of the best performers over the period. The exposure to real assets within the series was a detractor as it caused the portfolios to forgo better opportunities for absolute performance in other asset classes for the year. An overweight to U.S. smallcap equities relative to the S&P Target Date indices detracted from performance for the year.
Value of a $10,000 Investment* October 31, 2013 - October 31, 2023
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 3.73% 3.81% 4.14% 6/28/05
Including Sales Charge -0.14% 3.02% 3.75%
Class J Shares Excluding Sales Charge 3.91% 3.99% 4.32% 6/15/01
Including Sales Charge 2.96% 3.99% 4.32%
Institutional Shares 4.07% 4.17% 4.52% 3/1/01
R-1 Shares 3.18% 3.26% 3.61% 11/1/04
R-3 Shares 3.51% 3.58% 3.93% 3/1/01
R-4 Shares 3.72% 3.78% 4.13% 3/1/01
R-5 Shares 3.88% 3.92% 4.25% 3/1/01

Principal LifeTime 2025 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in 2025. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
The SmallCap Value II investment option contributed to performance for the year as it outperformed its index. The inclusion of a non-U.S.
value strategy, Overseas, contributed from both a manager and style selection perspective. An overweight to high yield bonds across the series contributed positively to performance for the one-year period. In the near-dated portfolios, manager performance of the Short-Term Income investment option along with an overweight to the short-term bond asset class contributed positively for the year.
Manager performance within the U.S. large-cap equity asset class detracted for the year as the Blue Chip, LargeCap Growth I, LargeCap Value
III, and Equity Income investment options underperformed their respective indices. An underweight to the non-U.S. equity space detracted for the year as the asset class was one of the best performers over the period. The exposure to real assets within the series was a detractor as it caused the portfolios to forgo better opportunities for absolute performance in other asset classes for the year. An overweight to U.S. smallcap equities relative to the S&P Target Date indices detracted from performance for the year.
Value of a $10,000 Investment* October 31, 2013 - October 31, 2023
1-Year 5-Year 10-Year Inception Date
Institutional Shares 4.49% 4.79% 5.05% 2/29/08
R-1 Shares 3.64% 3.85% 4.12% 2/29/08
R-3 Shares 3.83% 4.17% 4.45% 2/29/08
R-4 Shares 4.11% 4.38% 4.65% 2/29/08
R-5 Shares 4.25% 4.49% 4.78% 2/29/08

Principal LifeTime 2030 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in 2030. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
The SmallCap Value II investment option contributed to performance for the year as it outperformed its index. The inclusion of a non-U.S.
value strategy, Overseas, contributed from both a manager and style selection perspective. An overweight to high yield bonds across the series contributed positively to performance for the one-year period. In the near-dated portfolios, manager performance of the Short-Term Income investment option along with an overweight to the short-term bond asset class contributed positively for the year.
Manager performance within the U.S. large-cap equity asset class detracted for the year as the Blue Chip, LargeCap Growth I, LargeCap Value
III, and Equity Income investment options underperformed their respective indices. An underweight to the non-U.S. equity space detracted for the year as the asset class was one of the best performers over the period. The exposure to real assets within the series was a detractor as it caused the portfolios to forgo better opportunities for absolute performance in other asset classes for the year. An overweight to U.S. smallcap equities relative to the S&P Target Date indices detracted from performance for the year.
Value of a $10,000 Investment* October 31, 2013 - October 31, 2023
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 4.42% 4.76% 5.00% 6/28/05
Including Sales Charge 0.52% 3.96% 4.60%
Class J Shares Excluding Sales Charge 4.59% 4.97% 5.18% 6/15/01
Including Sales Charge 3.64% 4.97% 5.18%
Institutional Shares 4.84% 5.15% 5.39% 3/1/01
R-1 Shares 3.84% 4.23% 4.46% 11/1/04
R-3 Shares 4.20% 4.55% 4.79% 3/1/01
R-4 Shares 4.44% 4.75% 4.99% 3/1/01
R-5 Shares 4.49% 4.87% 5.11% 3/1/01

Principal LifeTime 2035 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in 2035. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
The SmallCap Value II investment option contributed to performance for the year as it outperformed its index. The inclusion of a non-U.S.
value strategy, Overseas, contributed from both a manager and style selection perspective. An overweight to high yield bonds across the series contributed positively to performance for the one-year period. In the near-dated portfolios, manager performance of the Short-Term Income investment option along with an overweight to the short-term bond asset class contributed positively for the year.
Manager performance within the U.S. large-cap equity asset class detracted for the year as the Blue Chip, LargeCap Growth I, LargeCap Value
III, and Equity Income investment options underperformed their respective indices. An underweight to the non-U.S. equity space detracted for the year as the asset class was one of the best performers over the period. The exposure to real assets within the series was a detractor as it caused the portfolios to forgo better opportunities for absolute performance in other asset classes for the year. An overweight to U.S. smallcap equities relative to the S&P Target Date indices detracted from performance for the year.
Value of a $10,000 Investment* October 31, 2013 - October 31, 2023
1-Year 5-Year 10-Year Inception Date
Institutional Shares 5.54% 5.65% 5.81% 2/29/08
R-1 Shares 4.65% 4.72% 4.90% 2/29/08
R-3 Shares 4.94% 5.05% 5.22% 2/29/08
R-4 Shares 5.08% 5.26% 5.42% 2/29/08
R-5 Shares 5.30% 5.38% 5.56% 2/29/08

Principal LifeTime 2040 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in 2040. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
The SmallCap Value II investment option contributed to performance for the year as it outperformed its index. The inclusion of a non-U.S.
value strategy, Overseas, contributed from both a manager and style selection perspective. An overweight to high yield bonds across the series contributed positively to performance for the one-year period. In the near-dated portfolios, manager performance of the Short-Term Income investment option along with an overweight to the short-term bond asset class contributed positively for the year.
Manager performance within the U.S. large-cap equity asset class detracted for the year as the Blue Chip, LargeCap Growth I, LargeCap Value
III, and Equity Income investment options underperformed their respective indices. An underweight to the non-U.S. equity space detracted for the year as the asset class was one of the best performers over the period. The exposure to real assets within the series was a detractor as it caused the portfolios to forgo better opportunities for absolute performance in other asset classes for the year. An overweight to U.S. smallcap equities relative to the S&P Target Date indices detracted from performance for the year.
Value of a $10,000 Investment* October 31, 2013 - October 31, 2023
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 5.96% 5.71% 5.77% 6/28/05
Including Sales Charge 0.11% 4.53% 5.17%
Class J Shares Excluding Sales Charge 6.15% 5.92% 5.93% 6/15/01
Including Sales Charge 5.17% 5.92% 5.93%
Institutional Shares 6.42% 6.11% 6.16% 3/1/01
R-1 Shares 5.46% 5.18% 5.23% 11/1/04
R-3 Shares 5.83% 5.50% 5.56% 3/1/01
R-4 Shares 5.96% 5.70% 5.76% 3/1/01
R-5 Shares 6.12% 5.83% 5.88% 3/1/01

Principal LifeTime 2045 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in 2045. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
The SmallCap Value II investment option contributed to performance for the year as it outperformed its index. The inclusion of a non-U.S.
value strategy, Overseas, contributed from both a manager and style selection perspective. An overweight to high yield bonds across the series contributed positively to performance for the one-year period. In the near-dated portfolios, manager performance of the Short-Term Income investment option along with an overweight to the short-term bond asset class contributed positively for the year.
Manager performance within the U.S. large-cap equity asset class detracted for the year as the Blue Chip, LargeCap Growth I, LargeCap Value
III, and Equity Income investment options underperformed their respective indices. An underweight to the non-U.S. equity space detracted for the year as the asset class was one of the best performers over the period. The exposure to real assets within the series was a detractor as it caused the portfolios to forgo better opportunities for absolute performance in other asset classes for the year. An overweight to U.S. smallcap equities relative to the S&P Target Date indices detracted from performance for the year.
Value of a $10,000 Investment* October 31, 2013 - October 31, 2023
1-Year 5-Year 10-Year Inception Date
Institutional Shares 6.92% 6.45% 6.42% 2/29/08
R-1 Shares 5.99% 5.54% 5.51% 2/29/08
R-3 Shares 6.35% 5.85% 5.83% 2/29/08
R-4 Shares 6.53% 6.06% 6.03% 2/29/08
R-5 Shares 6.60% 6.17% 6.15% 2/29/08

Principal LifeTime 2050 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in 2050. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
The SmallCap Value II investment option contributed to performance for the year as it outperformed its index. The inclusion of a non-U.S.
value strategy, Overseas, contributed from both a manager and style selection perspective. An overweight to high yield bonds across the series contributed positively to performance for the one-year period. In the near-dated portfolios, manager performance of the Short-Term Income investment option along with an overweight to the short-term bond asset class contributed positively for the year.
Manager performance within the U.S. large-cap equity asset class detracted for the year as the Blue Chip, LargeCap Growth I, LargeCap Value
III, and Equity Income investment options underperformed their respective indices. An underweight to the non-U.S. equity space detracted for the year as the asset class was one of the best performers over the period. The exposure to real assets within the series was a detractor as it caused the portfolios to forgo better opportunities for absolute performance in other asset classes for the year. An overweight to U.S. smallcap equities relative to the S&P Target Date indices detracted from performance for the year.
Value of a $10,000 Investment* October 31, 2013 - October 31, 2023
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 6.94% 6.28% 6.22% 6/28/05
Including Sales Charge 1.08% 5.08% 5.62%
Class J Shares Excluding Sales Charge 7.14% 6.45% 6.32% 6/15/01
Including Sales Charge 6.16% 6.45% 6.32%
Institutional Shares 7.31% 6.67% 6.61% 3/1/01
R-1 Shares 6.40% 5.75% 5.69% 11/1/04
R-3 Shares 6.73% 6.08% 6.01% 3/1/01
R-4 Shares 6.96% 6.27% 6.21% 3/1/01
R-5 Shares 7.00% 6.39% 6.34% 3/1/01

Principal LifeTime 2055 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in 2055. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
The SmallCap Value II investment option contributed to performance for the year as it outperformed its index. The inclusion of a non-U.S.
value strategy, Overseas, contributed from both a manager and style selection perspective. An overweight to high yield bonds across the series contributed positively to performance for the one-year period. In the near-dated portfolios, manager performance of the Short-Term Income investment option along with an overweight to the short-term bond asset class contributed positively for the year.
Manager performance within the U.S. large-cap equity asset class detracted for the year as the Blue Chip, LargeCap Growth I, LargeCap Value
III, and Equity Income investment options underperformed their respective indices. An underweight to the non-U.S. equity space detracted for the year as the asset class was one of the best performers over the period. The exposure to real assets within the series was a detractor as it caused the portfolios to forgo better opportunities for absolute performance in other asset classes for the year. An overweight to U.S. smallcap equities relative to the S&P Target Date indices detracted from performance for the year.
Value of a $10,000 Investment* October 31, 2013 - October 31, 2023
1-Year 5-Year 10-Year Inception Date
Institutional Shares 7.38% 6.81% 6.72% 2/29/08
R-1 Shares 6.39% 5.88% 5.80% 2/29/08
R-3 Shares 6.72% 6.21% 6.12% 2/29/08
R-4 Shares 6.88% 6.41% 6.32% 2/29/08
R-5 Shares 7.00% 6.53% 6.45% 2/29/08

Principal LifeTime 2060 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in 2060. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
The SmallCap Value II investment option contributed to performance for the year as it outperformed its index. The inclusion of a non-U.S.
value strategy, Overseas, contributed from both a manager and style selection perspective. An overweight to high yield bonds across the series contributed positively to performance for the one-year period. In the near-dated portfolios, manager performance of the Short-Term Income investment option along with an overweight to the short-term bond asset class contributed positively for the year.
Manager performance within the U.S. large-cap equity asset class detracted for the year as the Blue Chip, LargeCap Growth I, LargeCap Value
III, and Equity Income investment options underperformed their respective indices. An underweight to the non-U.S. equity space detracted for the year as the asset class was one of the best performers over the period. The exposure to real assets within the series was a detractor as it caused the portfolios to forgo better opportunities for absolute performance in other asset classes for the year. An overweight to U.S. smallcap equities relative to the S&P Target Date indices detracted from performance for the year.
Value of a $10,000 Investment* October 31, 2013 - October 31, 2023
1-Year 5-Year 10-Year Inception Date
Class J Shares Excluding Sales Charge 6.96% 6.53% 6.38% 3/1/13
Including Sales Charge 5.97% 6.53% 6.38%
Institutional Shares 7.30% 6.91% 6.75% 3/1/13
R-1 Shares 6.35% 5.98% 5.84% 3/1/13
R-3 Shares 6.79% 6.33% 6.17% 3/1/13
R-4 Shares 6.91% 6.53% 6.37% 3/1/13
R-5 Shares 7.05% 6.65% 6.49% 3/1/13

Principal LifeTime 2065 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in 2065. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
The SmallCap Value II investment option contributed to performance for the year as it outperformed its index. The inclusion of a non-U.S.
value strategy, Overseas, contributed from both a manager and style selection perspective. An overweight to high yield bonds across the series contributed positively to performance for the one-year period. In the near-dated portfolios, manager performance of the Short-Term Income investment option along with an overweight to the short-term bond asset class contributed positively for the year.
Manager performance within the U.S. large-cap equity asset class detracted for the year as the Blue Chip, LargeCap Growth I, LargeCap Value
III, and Equity Income investment options underperformed their respective indices. An underweight to the non-U.S. equity space detracted for the year as the asset class was one of the best performers over the period. The exposure to real assets within the series was a detractor as it caused the portfolios to forgo better opportunities for absolute performance in other asset classes for the year. An overweight to U.S. smallcap equities relative to the S&P Target Date indices detracted from performance for the year.
Value of a $10,000 Investment* September 6, 2017 - October 31, 2023
1-Year 5-Year Since Inception Inception Date
Institutional Shares 7.29% 6.96% 6.37% 9/6/17
R-1 Shares 6.39% 6.09% 5.51% 9/6/17
R-3 Shares 6.65% 6.37% 5.81% 9/6/17
R-4 Shares 6.88% 6.59% 6.01% 9/6/17
R-5 Shares 7.04% 6.71% 6.15% 9/6/17

Principal LifeTime 2070 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in 2070. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
The SmallCap Value II investment option contributed to performance for the year as it outperformed its index. The inclusion of a non-U.S.
value strategy, Overseas, contributed from both a manager and style selection perspective. An overweight to high yield bonds across the series contributed positively to performance for the one-year period. In the near-dated portfolios, manager performance of the Short-Term Income investment option along with an overweight to the short-term bond asset class contributed positively for the year.
Manager performance within the U.S. large-cap equity asset class detracted for the year as the Blue Chip, LargeCap Growth I, LargeCap Value
III, and Equity Income investment options underperformed their respective indices. An underweight to the non-U.S. equity space detracted for the year as the asset class was one of the best performers over the period. The exposure to real assets within the series was a detractor as it caused the portfolios to forgo better opportunities for absolute performance in other asset classes for the year. An overweight to U.S. smallcap equities relative to the S&P Target Date indices detracted from performance for the year.
Value of a $10,000 Investment* March 1, 2023 - October 31, 2023
No performance information is shown below because the Fund has not yet had a calendar year of performance.

Principal LifeTime Hybrid 2015 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in 2015. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
An overweight to high yield bonds across the series contributed positively to performance for the one-year period. The Short-Term Income investment option, held only in the near-dated vintages, outperformed its index for the year. An overweight to short-term bonds in the near-dated vintages also contributed for the period.
Manager performance within non-U.S. equity detracted from performance as the Diversified International and Origin Emerging Markets
investment options underperformed their respective indices for the year. An underweight to the non-U.S. equity space detracted for the year as the asset class was one of the best performers over the period. The exposure to real assets within the series was a detractor as it caused the portfolios to forgo better opportunities for absolute performance in other asset classes for the year. An overweight to U.S. smallcap equities relative to the
S&P Target Date indices detracted from performance for the year.
Value of a $10,000 Investment* September 30, 2014 - October 31, 2023
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
^
Class J Shares Excluding Sales Charge 3.27% 3.38% 3.63% 3/1/18 9/30/14
Including Sales Charge 2.29% 3.38% 3.63%
Institutional Shares 3.48% 3.59% 3.86% 9/30/14 –
R-6 Shares 3.51% 3.63% 3.89% 8/24/15 9/30/14
^ Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Hybrid 2020 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in 2020. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
An overweight to high yield bonds across the series contributed positively to performance for the one-year period. The Short-Term Income investment option, held only in the near-dated vintages, outperformed its index for the year. An overweight to short-term bonds in the near-dated vintages also contributed for the period.
Manager performance within non-U.S. equity detracted from performance as the Diversified International and Origin Emerging Markets
investment options underperformed their respective indices for the year. An underweight to the non-U.S. equity space detracted for the year as the asset class was one of the best performers over the period. The exposure to real assets within the series was a detractor as it caused the portfolios to forgo better opportunities for absolute performance in other asset classes for the year. An overweight to U.S. smallcap equities relative to the
S&P Target Date indices detracted from performance for the year.
Value of a $10,000 Investment* September 30, 2014 - October 31, 2023
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
^
Class J Shares Excluding Sales Charge 3.57% 4.01% 4.25% 3/1/18 9/30/14
Including Sales Charge 2.60% 4.01% 4.25%
Institutional Shares 3.77% 4.17% 4.47% 9/30/14 –
R-6 Shares 3.81% 4.20% 4.49% 8/24/15 9/30/14
^ Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Hybrid 2025 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in 2025. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
An overweight to high yield bonds across the series contributed positively to performance for the one-year period. The Short-Term Income investment option, held only in the near-dated vintages, outperformed its index for the year. An overweight to short-term bonds in the near-dated vintages also contributed for the period.
Manager performance within non-U.S. equity detracted from performance as the Diversified International and Origin Emerging Markets
investment options underperformed their respective indices for the year. An underweight to the non-U.S. equity space detracted for the year as the asset class was one of the best performers over the period. The exposure to real assets within the series was a detractor as it caused the portfolios to forgo better opportunities for absolute performance in other asset classes for the year. An overweight to U.S. smallcap equities relative to the
S&P Target Date indices detracted from performance for the year.
Value of a $10,000 Investment* September 30, 2014 - October 31, 2023
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
^
Class J Shares Excluding Sales Charge 4.03% 4.63% 4.84% 3/1/18 9/30/14
Including Sales Charge 3.05% 4.63% 4.84%
Institutional Shares 4.20% 4.78% 5.04% 9/30/14 –
R-6 Shares 4.15% 4.79% 5.06% 8/24/15 9/30/14
^ Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Hybrid 2030 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in 2030. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
An overweight to high yield bonds across the series contributed positively to performance for the one-year period. The Short-Term Income investment option, held only in the near-dated vintages, outperformed its index for the year. An overweight to short-term bonds in the near-dated vintages also contributed for the period.
Manager performance within non-U.S. equity detracted from performance as the Diversified International and Origin Emerging Markets
investment options underperformed their respective indices for the year. An underweight to the non-U.S. equity space detracted for the year as the asset class was one of the best performers over the period. The exposure to real assets within the series was a detractor as it caused the portfolios to forgo better opportunities for absolute performance in other asset classes for the year. An overweight to U.S. smallcap equities relative to the
S&P Target Date indices detracted from performance for the year.
Value of a $10,000 Investment* September 30, 2014 - October 31, 2023
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
^
Class J Shares Excluding Sales Charge 4.25% 4.97% 5.23% 3/1/18 9/30/14
Including Sales Charge 3.28% 4.97% 5.23%
Institutional Shares 4.35% 5.16% 5.45% 9/30/14 –
R-6 Shares 4.39% 5.20% 5.47% 8/24/15 9/30/14
^ Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Hybrid 2035 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in 2035. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
An overweight to high yield bonds across the series contributed positively to performance for the one-year period. The Short-Term Income investment option, held only in the near-dated vintages, outperformed its index for the year. An overweight to short-term bonds in the near-dated vintages also contributed for the period.
Manager performance within non-U.S. equity detracted from performance as the Diversified International and Origin Emerging Markets
investment options underperformed their respective indices for the year. An underweight to the non-U.S. equity space detracted for the year as the asset class was one of the best performers over the period. The exposure to real assets within the series was a detractor as it caused the portfolios to forgo better opportunities for absolute performance in other asset classes for the year. An overweight to U.S. smallcap equities relative to the
S&P Target Date indices detracted from performance for the year.
Value of a $10,000 Investment* September 30, 2014 - October 31, 2023
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
^
Class J Shares Excluding Sales Charge 4.99% 5.54% 5.73% 3/1/18 9/30/14
Including Sales Charge 4.02% 5.54% 5.73%
Institutional Shares 5.09% 5.73% 5.95% 9/30/14 –
R-6 Shares 5.12% 5.75% 5.98% 8/24/15 9/30/14
^ Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Hybrid 2040 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in 2040. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
An overweight to high yield bonds across the series contributed positively to performance for the one-year period. The Short-Term Income investment option, held only in the near-dated vintages, outperformed its index for the year. An overweight to short-term bonds in the near-dated vintages also contributed for the period.
Manager performance within non-U.S. equity detracted from performance as the Diversified International and Origin Emerging Markets
investment options underperformed their respective indices for the year. An underweight to the non-U.S. equity space detracted for the year as the asset class was one of the best performers over the period. The exposure to real assets within the series was a detractor as it caused the portfolios to forgo better opportunities for absolute performance in other asset classes for the year. An overweight to U.S. smallcap equities relative to the
S&P Target Date indices detracted from performance for the year.
Value of a $10,000 Investment* September 30, 2014 - October 31, 2023
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
^
Class J Shares Excluding Sales Charge 5.74% 5.97% 6.11% 3/1/18 9/30/14
Including Sales Charge 4.77% 5.97% 6.11%
Institutional Shares 5.83% 6.16% 6.34% 9/30/14 –
R-6 Shares 5.86% 6.20% 6.37% 8/24/15 9/30/14
^ Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Hybrid 2045 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in 2045. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
An overweight to high yield bonds across the series contributed positively to performance for the one-year period. The Short-Term Income investment option, held only in the near-dated vintages, outperformed its index for the year. An overweight to short-term bonds in the near-dated vintages also contributed for the period.
Manager performance within non-U.S. equity detracted from performance as the Diversified International and Origin Emerging Markets
investment options underperformed their respective indices for the year. An underweight to the non-U.S. equity space detracted for the year as the asset class was one of the best performers over the period. The exposure to real assets within the series was a detractor as it caused the portfolios to forgo better opportunities for absolute performance in other asset classes for the year. An overweight to U.S. smallcap equities relative to the
S&P Target Date indices detracted from performance for the year.
Value of a $10,000 Investment* September 30, 2014 - October 31, 2023
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
^
Class J Shares Excluding Sales Charge 6.18% 6.35% 6.39% 3/1/18 9/30/14
Including Sales Charge 5.22% 6.35% 6.39%
Institutional Shares 6.39% 6.58% 6.64% 9/30/14 –
R-6 Shares 6.42% 6.61% 6.67% 8/24/15 9/30/14
^ Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Hybrid 2050 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in 2050. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
An overweight to high yield bonds across the series contributed positively to performance for the one-year period. The Short-Term Income investment option, held only in the near-dated vintages, outperformed its index for the year. An overweight to short-term bonds in the near-dated vintages also contributed for the period.
Manager performance within non-U.S. equity detracted from performance as the Diversified International and Origin Emerging Markets
investment options underperformed their respective indices for the year. An underweight to the non-U.S. equity space detracted for the year as the asset class was one of the best performers over the period. The exposure to real assets within the series was a detractor as it caused the portfolios to forgo better opportunities for absolute performance in other asset classes for the year. An overweight to U.S. smallcap equities relative to the
S&P Target Date indices detracted from performance for the year.
Value of a $10,000 Investment* September 30, 2014 - October 31, 2023
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
^
Class J Shares Excluding Sales Charge 6.52% 6.55% 6.64% 3/1/18 9/30/14
Including Sales Charge 5.55% 6.55% 6.64%
Institutional Shares 6.68% 6.81% 6.88% 9/30/14 –
R-6 Shares 6.80% 6.83% 6.90% 8/24/15 9/30/14
^ Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Hybrid 2055 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in 2055. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
An overweight to high yield bonds across the series contributed positively to performance for the one-year period. The Short-Term Income investment option, held only in the near-dated vintages, outperformed its index for the year. An overweight to short-term bonds in the near-dated vintages also contributed for the period.
Manager performance within non-U.S. equity detracted from performance as the Diversified International and Origin Emerging Markets
investment options underperformed their respective indices for the year. An underweight to the non-U.S. equity space detracted for the year as the asset class was one of the best performers over the period. The exposure to real assets within the series was a detractor as it caused the portfolios to forgo better opportunities for absolute performance in other asset classes for the year. An overweight to U.S. smallcap equities relative to the
S&P Target Date indices detracted from performance for the year.
Value of a $10,000 Investment* September 30, 2014 - October 31, 2023
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
^
Class J Shares Excluding Sales Charge 6.44% 6.65% 6.73% 3/1/18 9/30/14
Including Sales Charge 5.47% 6.65% 6.73%
Institutional Shares 6.70% 6.91% 6.99% 9/30/14 –
R-6 Shares 6.72% 6.94% 7.02% 8/24/15 9/30/14
^ Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Hybrid 2060 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in 2060. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
An overweight to high yield bonds across the series contributed positively to performance for the one-year period. The Short-Term Income investment option, held only in the near-dated vintages, outperformed its index for the year. An overweight to short-term bonds in the near-dated vintages also contributed for the period.
Manager performance within non-U.S. equity detracted from performance as the Diversified International and Origin Emerging Markets
investment options underperformed their respective indices for the year. An underweight to the non-U.S. equity space detracted for the year as the asset class was one of the best performers over the period. The exposure to real assets within the series was a detractor as it caused the portfolios to forgo better opportunities for absolute performance in other asset classes for the year. An overweight to U.S. smallcap equities relative to the
S&P Target Date indices detracted from performance for the year.
Value of a $10,000 Investment* September 30, 2014 - October 31, 2023
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
^
Class J Shares Excluding Sales Charge 6.47% 6.77% 6.85% 3/1/18 9/30/14
Including Sales Charge 5.48% 6.77% 6.85%
Institutional Shares 6.68% 7.04% 7.12% 9/30/14 –
R-6 Shares 6.74% 7.08% 7.15% 8/24/15 9/30/14
^ Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Hybrid 2065 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in 2065. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
An overweight to high yield bonds across the series contributed positively to performance for the one-year period. The Short-Term Income investment option, held only in the near-dated vintages, outperformed its index for the year. An overweight to short-term bonds in the near-dated vintages also contributed for the period.
Manager performance within non-U.S. equity detracted from performance as the Diversified International and Origin Emerging Markets
investment options underperformed their respective indices for the year. An underweight to the non-U.S. equity space detracted for the year as the asset class was one of the best performers over the period. The exposure to real assets within the series was a detractor as it caused the portfolios to forgo better opportunities for absolute performance in other asset classes for the year. An overweight to U.S. smallcap equities relative to the
S&P Target Date indices detracted from performance for the year.
Value of a $10,000 Investment* September 6, 2017 - October 31, 2023
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
^
Class J Shares Excluding Sales Charge 6.37% 6.90% 6.22% 3/1/18 9/6/17
Including Sales Charge 5.38% 6.90% 6.22%
Institutional Shares 6.67% 7.20% 6.51% 9/6/17 –
R-6 Shares 6.75% 7.26% 6.56% 9/6/17 –
^ Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Hybrid 2070 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2023
No performance information is shown below because the Fund has not yet had a calendar year of performance.
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in 2070. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
An overweight to high yield bonds across the series contributed positively to performance for the one-year period. The Short-Term Income investment option, held only in the near-dated vintages, outperformed its index for the year. An overweight to short-term bonds in the near-dated vintages also contributed for the period.
Manager performance within non-U.S. equity detracted from performance as the Diversified International and Origin Emerging Markets
investment options underperformed their respective indices for the year. An underweight to the non-U.S. equity space detracted for the year as the asset class was one of the best performers over the period. The exposure to real assets within the series was a detractor as it caused the portfolios to forgo better opportunities for absolute performance in other asset classes for the year. An overweight to U.S. smallcap equities relative to the
S&P Target Date indices detracted from performance for the year.
Value of a $10,000 Investment* March 1, 2023 - October 31, 2023

Principal LifeTime Hybrid Income Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks current income, and as a secondary objective, capital appreciation. The fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-
income securities. The fund's asset allocation is designed for investors who are approximately 10 years beyond the normal retirement age of 65.
An overweight to high yield bonds across the series contributed positively to performance for the one-year period. The Short-Term Income investment option outperformed its index for the year. An overweight to short-term bonds also contributed for the period.
Manager performance within non-U.S. equity detracted from performance as the Diversified International and Origin Emerging Markets
investment options underperformed their respective indices for the year. An underweight to the non-U.S. equity space detracted for the year as the asset class was one of the best performers over the period. The exposure to real assets within the series was a detractor as it caused the portfolios to forgo better opportunities for absolute performance in other asset classes for the year. An overweight to U.S. smallcap equities relative to the
S&P Target Date indices detracted from performance for the year.
Value of a $10,000 Investment* September 30, 2014 - October 31, 2023
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
^
Class J Shares Excluding Sales Charge 3.27% 2.24% 2.39% 3/1/18 9/30/14
Including Sales Charge 2.29% 2.24% 2.39%
Institutional Shares 3.42% 2.47% 2.63% 9/30/14 –
R-6 Shares 3.45% 2.50% 2.65% 8/24/15 9/30/14
^ Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Strategic Income Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks current income, and as a secondary objective, capital appreciation. The fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Its asset allocation is designed for investors who are approximately 10 years beyond the normal retirement age of 65.
The SmallCap Value II investment option contributed to performance for the year as it outperformed its index. The inclusion of a non-U.S.
value strategy, Overseas, contributed from both a manager and style selection perspective. An overweight to high yield bonds across the series contributed positively to performance for the one-year period. Manager performance of the Short-Term Income investment option along with an overweight to the short-term bond asset class contributed positively for the year.
Manager performance within the U.S. large-cap equity asset class detracted for the year as the Blue Chip, LargeCap Growth I, LargeCap Value
III, and Equity Income investment options underperformed their respective indices. An underweight to the non-U.S. equity space detracted for the year as the asset class was one of the best performers over the period. The exposure to real assets within the series was a detractor as it caused the portfolios to forgo better opportunities for absolute performance in other asset classes for the year. An overweight to U.S. smallcap equities relative to the S&P Target Date indices detracted from performance for the year.
Value of a $10,000 Investment* October 31, 2013 - October 31, 2023
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 3.28% 2.08% 2.41% 6/28/05
Including Sales Charge -0.61% 1.31% 2.02%
Class J Shares Excluding Sales Charge 3.53% 2.26% 2.56% 6/15/01
Including Sales Charge 2.55% 2.26% 2.56%
Institutional Shares 3.64% 2.44% 2.78% 3/1/01
R-1 Shares 2.78% 1.56% 1.89% 11/1/04
R-3 Shares 3.11% 1.89% 2.21% 3/1/01
R-4 Shares 3.20% 2.07% 2.40% 3/1/01
R-5 Shares 3.35% 2.18% 2.52% 3/1/01

Real Estate Securities Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: Principal Real Estate Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to generate a total return. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry at the time of purchase. It invests in equity securities regardless of market capitalization (small, medium or large). The fund concentrates its investments (invest more than 25% of its net assets) in securities in the real estate industry. It is non-diversified.
Selection within U.S. healthcare, net lease, and apartments was a top contributor. Within healthcare, the fund benefitted from an overweight to outperforming senior housing stocks on continued strong fundamentals and underweight to stocks with weaker earnings. An underweight to net lease contributed, as the overall sector was impacted by concerns over rising rates impacting their growth potential. Our preference for coastal over Sunbelt apartment Real Estate Investment Trusts (REITs) also contributed, as there are continued concerns regarding elevated supply in the latter market.
Selection within U.S. industrial detracted, as we were overweight to a company with exposure to slowing Southern California conditions.
An underweight to strength in U.S. data centers was detractive, as the sector outperformed on elevated artificial intelligence expectations. An underweight to U.S. retail also hurt as a more resilient than expected U.S. consumer and improving operating metrics led the sector to outperform.
Value of a $10,000 Investment* October 31, 2013 - October 31, 2023
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
^
Class A Shares Excluding Sales Charge -5.50% 3.55% 5.90% 6/28/05 –
Including Sales Charge -10.69% 2.39% 5.30%
Class C Shares Excluding Sales Charge -6.34% 2.73% 5.24% 1/16/07 –
Including Sales Charge -7.25% 2.73% 5.24%
Class J Shares Excluding Sales Charge -5.44% 3.67% 6.02% 3/1/01 –
Including Sales Charge -6.35% 3.67% 6.02%
Institutional Shares -5.19% 3.91% 6.28% 3/1/01 –
R-1 Shares -5.94% 3.09% 5.44% 11/1/04 –
R-3 Shares -5.65% 3.41% 5.76% 12/6/00 –
R-4 Shares -5.49% 3.60% 5.96% 12/6/00 –
R-5 Shares -5.35% 3.73% 6.10% 12/6/00 –
R-6 Shares -5.14% 3.99% 6.17% 11/22/16 12/6/00
^ Extended performance is calculated based on the historical performance of the Fund’s R-3 share class, adjusted for the fees and expense of the share class.

SAM Balanced Portfolio
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. The fund operates as funds of funds and generally invests: between 20% and 60% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; between 40% and 80% of its assets in equity funds, and less than 30% in any one equity fund; and less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund.
The portfolio's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the period. In addition, security selection in U.S. mega cap equities aided performance for the period. Lastly, security selection in U.S. mid cap equities positively contributed to performance for the period.
The portfolio's allocation in U.S. large cap value equities, which underperformed their growth counterparts, was the largest detractor to performance for the period. In addition, relative to the benchmark, the portfolio's tactical allocation of neutral to equity, underweight to fixed income, and overweight to alternative & specialty securities hindered performance for the period. Lastly, the portfolio's allocation in U.S. mid cap equities, which underperformed their large cap counterparts, negatively contributed to performance for the period.
Value of a $10,000 Investment* October 31, 2013 - October 31, 2023
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 5.44% 4.53% 4.86% 7/25/96
Including Sales Charge -0.33% 3.35% 4.26%
Class C Shares Excluding Sales Charge 4.59% 3.73% 4.22% 3/1/02
Including Sales Charge 3.61% 3.73% 4.22%
Class J Shares Excluding Sales Charge 5.59% 4.70% 5.00% 1/16/07
Including Sales Charge 4.62% 4.70% 5.00%
Institutional Shares 5.75% 4.85% 5.18% 1/16/07
R-1 Shares 4.84% 3.98% 4.29% 1/16/07
R-3 Shares 5.12% 4.27% 4.60% 1/16/07
R-4 Shares 5.37% 4.48% 4.80% 1/16/07
R-5 Shares 5.51% 4.60% 4.93% 1/16/07
^ The Fund uses a blended benchmark, SAM Balanced Blended Index, which shows how the Fund’s performance compares to a blend of indices with similar investment objectives. SAM Balanced Blended Index is composed of 45% Russell 3000 Index, 40% Bloomberg U.S. Aggregate Bond Index, and 15% MSCI EAFE Index NTR. Performance
shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

SAM Conservative Balanced Portfolio
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation), consistent with a moderate degree of principal risk. The fund operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of
Principal Funds, Inc. and Principal Exchange-Traded Funds ("underlying funds"). It generally categorizes each underlying fund as a fixed-
income, equity, or specialty fund based on its investment profile.
The portfolio's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the period. In addition, security selection in U.S. mega cap equities aided performance for the period. Lastly, the portfolio's allocation in U.S. fixed income, especially the portfolio's shorter duration, positively contributed to performance for the period.
The portfolio's allocation in U.S. large cap value equities, which underperformed their growth counterparts, was the largest detractor to performance for the period. In addition, relative to the benchmark, the portfolio's tactical allocation of underweight to equity, neutral to fixed income, and overweight to alternative & specialty securities hindered performance for the period. Lastly, the portfolio's allocation in U.S. mid cap equities, which underperformed their large cap counterparts, negatively contributed to performance for the period.
Value of a $10,000 Investment* October 31, 2013 - October 31, 2023
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 3.42% 2.95% 3.53% 7/25/96
Including Sales Charge -2.26% 1.79% 2.95%
Class C Shares Excluding Sales Charge 2.58% 2.16% 2.91% 3/1/02
Including Sales Charge 1.59% 2.16% 2.91%
Class J Shares Excluding Sales Charge 3.57% 3.10% 3.67% 1/16/07
Including Sales Charge 2.58% 3.10% 3.67%
Institutional Shares 3.79% 3.28% 3.85% 1/16/07
R-1 Shares 2.89% 2.39% 2.97% 1/16/07
R-3 Shares 3.23% 2.71% 3.29% 1/16/07
R-4 Shares 3.40% 2.91% 3.48% 1/16/07
R-5 Shares 3.45% 3.03% 3.60% 1/16/07
^ The Fund uses a blended benchmark, SAM Conservative Balanced Blended Index, which shows how the Fund’s performance compares to a blend of indices with similar investment objectives. SAM Conservative Balanced Blended Index is composed of 60% Bloomberg U.S. Aggregate Bond Index, 30% Russell 3000 Index, and 10% MSCI EAFE
Index NTR. Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

SAM Conservative Growth Portfolio
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide long-term capital appreciation. The fund operates as funds of funds and invest principally in funds and exchange-
traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds ("underlying funds"). It generally categorizes each underlying fund as a fixed-income, equity, or specialty fund based on its investment profile.
The portfolio's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the period. In addition, security selection in U.S. mega cap equities aided performance for the period. Lastly, security selection in U.S. mid cap equities positively contributed to performance for the period.
The portfolio's allocation in U.S. large cap value equities, which underperformed their growth counterparts, was the largest detractor to performance for the period. In addition, relative to the benchmark, the portfolio's tactical allocation of a slight underweight to equity, underweight to fixed income, and overweight to alternative & specialty securities hindered performance for the period. Lastly, the portfolio's allocation in U.S. mid cap equities, which underperformed their large cap counterparts, negatively contributed to performance for the period.
Value of a $10,000 Investment* October 31, 2013 - October 31, 2023
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 6.95% 5.91% 6.07% 7/25/96
Including Sales Charge 1.06% 4.72% 5.47%
Class C Shares Excluding Sales Charge 6.19% 5.10% 5.42% 3/1/02
Including Sales Charge 5.25% 5.10% 5.42%
Class J Shares Excluding Sales Charge 7.19% 6.09% 6.22% 1/16/07
Including Sales Charge 6.24% 6.09% 6.22%
Institutional Shares 7.35% 6.25% 6.41% 1/16/07
R-1 Shares 6.44% 5.34% 5.50% 1/16/07
R-3 Shares 6.80% 5.67% 5.83% 1/16/07
R-4 Shares 6.98% 5.85% 6.02% 1/16/07
R-5 Shares 7.04% 5.98% 6.14% 1/16/07
^ The Fund uses a blended benchmark, SAM Conservative Growth Blended Index, which shows how the Fund’s performance compares to a blend of indices with similar investment objectives. SAM Conservative Growth Blended Index is composed of 60% Russell 3000 Index, 20% Bloomberg U.S. Aggregate Bond Index, and 20% MSCI EAFE
Index NTR. Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

SAM Flexible Income Portfolio
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). The Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-
Traded Funds ("underlying funds"). It generally invests: between 55% and 95% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; between 5% and 45% of its assets in equity funds, and less than 30% in any one equity fund; less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund.
The portfolio's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the period. In addition, the portfolio's allocation in U.S. fixed income, especially the portfolio's shorter duration, aided performance for the period. Lastly, security selection in U.S. mega cap equities positively contributed to performance for the period.
Relative to the benchmark, the portfolio's tactical allocation of underweight to equity, overweight to fixed income, and neutral to alternative &
specialty securities was the largest detractor to performance for the period. In addition, the portfolio's allocation in U.S. large cap value equities, which underperformed their growth counterparts, hindered performance for the period. Lastly, the portfolio's allocation in U.S. mid cap equities, which underperformed their large cap counterparts, negatively contributed to performance for the period.
Value of a $10,000 Investment* October 31, 2013 - October 31, 2023
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 2.05% 1.79% 2.61% 7/25/96
Including Sales Charge -1.78% 1.02% 2.22%
Class C Shares Excluding Sales Charge 1.15% 1.00% 1.99% 3/1/02
Including Sales Charge 0.15% 1.00% 1.99%
Class J Shares Excluding Sales Charge 2.16% 1.95% 2.74% 1/16/07
Including Sales Charge 1.16% 1.95% 2.74%
Institutional Shares 2.25% 2.07% 2.91% 1/16/07
R-1 Shares 1.41% 1.23% 2.03% 1/16/07
R-3 Shares 1.81% 1.53% 2.35% 1/16/07
R-4 Shares 1.91% 1.72% 2.55% 1/16/07
R-5 Shares 2.03% 1.85% 2.67% 1/16/07
^ The Fund uses a blended benchmark, SAM Flexible Income Blended Index, which shows how the Fund’s performance compares to a blend of indices with similar investment objectives. SAM Flexible Income Blended Index is composed of 75% Bloomberg U.S. Aggregate Bond Index, 20% Russell 3000 Index, and 5% MSCI EAFE Index NTR.
Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

SAM Strategic Growth Portfolio
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide long-term capital appreciation. The Portfolios operate as funds of funds. It generally invests: between 75% and
100% of its assets in equity funds, and less than 50% in any one equity fund; less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund; such funds generally offer unique combinations of traditional equity securities or use alternative investment strategies that aim to offer diversification beyond traditional equity securities and include investments in such assets as infrastructure, commodities, currencies, and natural resources companies.
The portfolio's allocation in U.S. large cap growth equities, which outperformed their value counterparts, was the largest positive contributor to performance for the period. In addition, security selection in U.S. mega cap equities aided performance for the period. Lastly, security selection in U.S. mid cap equities positively contributed to performance for the period.
The portfolio's allocation in U.S. large cap value equities, which underperformed their growth counterparts, was the largest detractor to performance for the period. In addition, the portfolio's allocation in U.S. mid cap equities, which underperformed their large cap counterparts, hindered performance for the period. Lastly, relative to the benchmark, the portfolio's tactical allocation of a slight neutral to equity, underweight to fixed income, and overweight to alternative & specialty securities negatively contributed to performance for the period.
Value of a $10,000 Investment* October 31, 2013 - October 31, 2023
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 8.57% 7.20% 6.82% 7/25/96
Including Sales Charge 2.61% 6.00% 6.22%
Class C Shares Excluding Sales Charge 7.61% 6.35% 6.17% 3/1/02
Including Sales Charge 6.63% 6.35% 6.17%
Class J Shares Excluding Sales Charge 8.73% 7.37% 6.97% 1/16/07
Including Sales Charge 7.74% 7.37% 6.97%
Institutional Shares 8.89% 7.54% 7.18% 1/16/07
R-1 Shares 8.01% 6.57% 6.23% 1/16/07
R-3 Shares 8.33% 6.96% 6.58% 1/16/07
R-4 Shares 8.55% 7.16% 6.79% 1/16/07
R-5 Shares 8.67% 7.29% 6.92% 1/16/07
^ The Fund uses a blended benchmark, SAM Strategic Growth Blended Index, which shows how the Fund’s performance compares to a blend of indices with similar investment objectives. SAM Strategic Growth Blended Index is composed of 70% Russell 3000 Index, 25% MSCI EAFE Index NTR, and 5% Bloomberg U.S. Aggregate Bond Index.
Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Short-Term Income Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks as high a level of current income as is consistent with prudent investment management and stability of principal. The fund invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by
S&P Global or Baa3 or higher by Moody's. It maintains an effective maturity of five years or less and an average portfolio duration that is within
±15% of the duration of the Bloomberg Credit 1-3 Year Index.
The Short-Term Income Fund (Fund) benefitted from strong sector allocation and issue selection. While the Fed continued its rate hikes during the last twelve months, the Fund’s out-of-benchmark allocation to Commercial Mortgage-Backed Securities and Asset-Backed Securities were major contributors to performance. Many of these securities were floating-rate, and thus less impacted by the rate hikes. The Fund also benefited from its Issue Selection in Banking, with an overweight position in the Money Center banks and an underweight position in the Superregional banks.
The Yield Curve position detracted from performance. Most of the Fund is composed of fixed-rate securities, so higher interest rates and the Yield
Curve impact on the fund were negative.
Value of a $10,000 Investment* October 31, 2013 - October 31, 2023
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 4.39% 1.29% 1.26% 11/1/93
Including Sales Charge 2.06% 0.82% 1.04%
Class C Shares Excluding Sales Charge 3.46% 0.39% 0.54% 3/1/02
Including Sales Charge 2.46% 0.39% 0.54%
Class J Shares Excluding Sales Charge 4.43% 1.32% 1.26% 7/12/10
Including Sales Charge 3.43% 1.32% 1.26%
Institutional Shares 4.72% 1.54% 1.52% 7/25/96
R-1 Shares 3.85% 0.67% 0.65% 7/12/10
R-3 Shares 4.07% 0.98% 0.96% 7/12/10
R-4 Shares 4.36% 1.19% 1.15% 7/12/10
R-5 Shares 4.49% 1.31% 1.28% 7/12/10

SmallCap Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. The managers seek to invest in securities of companies that they believe have improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations.
Modine Manufacturing, which produces a variety of thermal management products for a diverse set of end markets, outperformed following strong quarterly results while raising their full-year outlook. Results benefited from pricing actions and healthy end market demand. Manhattan
Associates, a provider of supply chain management software, outperformed as the most recent quarterly results showed that supply chain software demand remains strong while the transition to a cloud-based and subscription business model is progressing well. Horizon Therapeutics, a biotechnology company focused on rare diseases, received acquisition interest during the year from multiple larger pharmaceutical companies and ultimately agreed to be acquired by Amgen at a significant premium. Taylor Morrison Home, a single-family homebuilder, outperformed amid a stabilization in mortgage rates and related improvement in home-buyer demand indicators. Gulfport Energy, an independent oil natural gas exploration and production company, performed well amid elevated oil and natural gas prices. The company has remained disciplined and focused on returning capital to shareholders via share buy backs and dividends.
Darling Ingredients, which engages in the refinement of edible and inedible bio-nutrients, underperformed following a preliminary U.S.
Environmental Protection Agency (EPA) proposal that would likely reduce profitability within Darling’s Diamond Green Diesel joint venture which focuses on biodiesel. United Community Bank, is a Georgia base bank serving the southeastern U.S., saw its shares pull back sharply along with other regional banks as investors questioned the viability and deposit safety of the U.S. banking system. Specifically, investors appeared to take an unfavorable view of the bank’s above-average loan growth a greater reliance on deposit funding compared to other regional banks.
An absence of exposure in the second quarter of 2023 to Super Micro, a provider of high-performance server and storage systems, negatively impacted negative performance as the company was up over 100% amid recent artificial intelligence advancements that are boosting demand for its accelerated compute platforms. Concentrix, a provider of customer service outsourcing services, underperformed amid the announcement
Value of a $10,000 Investment* October 31, 2013 - October 31, 2023
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
^
Class A Shares Excluding Sales Charge -8.88% 4.84% 6.35% 6/28/05 –
Including Sales Charge -13.90% 3.66% 5.75%
Class J Shares Excluding Sales Charge -8.75% 5.00% 6.51% 3/1/01 –
Including Sales Charge -9.67% 5.00% 6.51%
Institutional Shares -8.61% 5.17% 6.74% 3/1/01 –
R-1 Shares -9.25% 4.37% 5.88% 11/1/04 –
R-3 Shares -9.04% 4.69% 6.21% 12/6/00 –
R-4 Shares -8.82% 4.89% 6.41% 12/6/00 –
R-5 Shares -8.72% 5.02% 6.54% 12/6/00 –
R-6 Shares -8.49% 5.27% 6.62% 11/22/16 12/6/00

SmallCap Fund
of the sizable acquisition of Webhelp, which will increase leverage and is set to close by the end of 2023. Additionally, concerns about the potential negative impacts that the recent artificial intelligence advancements could have on demand for their services weighed on the shares.
Chart Industries, a company focused on producing engineering products that convert liquids into gases, was down sharply following lower-than-
expected earnings and lowered guidance. The company also has a higher-than-average debt level following their acquisition of Howden late last year which further weighed on the price amid investors’ concerns about the timing in which they would pay down their debt.
^ Extended performance is calculated based on the historical performance of the Fund’s R-3 share class, adjusted for the fees and expense of the share class.

SmallCap Growth Fund I
Investment Advisor: Principal Global Investors, LLC
Sub-Advisors: AllianceBernstein, L.P.; Brown Advisory, LLC; Emerald Advisers, LLC.
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. The fund may invest up to
30% of the fund's assets using an index sampling strategy designed to match the performance of the Russell 2000 Growth Index.
In the one-year period, Brown Advisory, LLC (Brown), Emerald Advisors, LLC (Emerald), and AllianceBernstein, L.P. (AllianceBernstein)
outperformed the index. Emerald contributed to results due to strong stock selection within healthcare stocks. Brown outperformed the index due to strong stock selection within the communication services and healthcare sectors. Alliance Bernstein outperformed due to strong stock selection within the information technology, industrials, and energy sectors.
Over the period, Emerald’s performance was hurt by poor stock selection within the industrials and consumer discretionary sectors. Brown’s performance was hurt by poor stock selection within the consumer discretionary and financials sectors. AllianceBernstein’s performance was hurt by poor stock selection within the health care and consumer staples sectors.
Value of a $10,000 Investment* October 31, 2013 - October 31, 2023
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
^
Class J Shares Excluding Sales Charge -6.47% 4.43% 6.88% 3/1/01 –
Including Sales Charge -7.39% 4.43% 6.88%
Institutional Shares -6.25% 4.64% 7.18% 12/6/00 –
R-1 Shares -6.90% 3.83% 6.32% 11/1/04 –
R-3 Shares -6.62% 4.15% 6.64% 12/6/00 –
R-4 Shares -6.49% 4.34% 6.84% 12/6/00 –
R-5 Shares -6.34% 4.48% 6.97% 12/6/00 –
R-6 Shares -6.07% 4.75% 7.22% 11/25/14 12/6/00
^ Extended performance is calculated based on the historical performance of the Fund’s Institutional class, adjusted for the fees and expense of the share class.

SmallCap S&P 600 Index Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor's ("S&P") SmallCap 600 Index at the time of purchase. The index is designed to represent U.S. equities with risk/return characteristics of the small cap universe. The fund uses derivative strategies and invests in exchange-traded funds ("ETFs").
During the twelve-month period ending in October 2023, the SmallCap S&P 600 Index Fund was in line with the S&P SmallCap 600 Index.
It uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Three of the eleven economic sectors in the index posted positive returns during the period, with industrials and consumer discretionary performing the best. Abercrombie & Fitch, Axcelis Technologies, and e.l.f. Beauty contributed to fund performance for the twelve-month period ending in October.
The healthcare and financial sectors lagged. Clearfield, Adtran Holdings, and AdaptHealth detracted from fund performance for the twelve-month period ending in October.
Value of a $10,000 Investment* October 31, 2013 - October 31, 2023
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
^
Class J Shares Excluding Sales Charge -8.04% 3.84% 6.63% 3/1/01 –
Including Sales Charge -8.86% 3.84% 6.63%
Institutional Shares -7.85% 4.04% 6.88% 3/1/01 –
R-1 Shares -8.61% 3.20% 6.00% 11/1/04 –
R-3 Shares -8.33% 3.51% 6.33% 12/6/00 –
R-4 Shares -8.17% 3.71% 6.53% 12/6/00 –
R-5 Shares -8.07% 3.83% 6.66% 12/6/00 –
R-6 Shares -7.80% 4.10% 6.74% 11/22/16 12/6/00
^ Extended performance is calculated based on the historical performance of the Fund’s R-3 share class, adjusted for the fees and expense of the share class.

SmallCap Value Fund II
Investment Advisor: Principal Global Investors, LLC
Sub-Advisors: Hotchkins and Wiley Capital Management, LLC; Vaughan Nelson Investment Management, LP
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The fund also invests in real estate investment trusts ("REITs").
For the one-year period, both Vaughan Nelson Investment Management, LP (Vaughan Nelson) and Hotchkis and Wiley capital Management, LLC
(Hotchkis & Wiley) outperformed the benchmark by a wide margin. Vaughan Nelson contributed to performance with strong stock selection in the information technology sector. An overweight to industrials and an underweight to financials also benefitted performance. Hotchkis & Wiley outperformed due to an underweight to the healthcare sector and strong stock selection to the consumer discretionary and financials sectors.
Vaughan Nelson’s performance was hurt by poor stock selection in the energy sector. An underweight to energy also detracted from performance.
Hotchkis & Wiley’s performance was hurt from poor stock selection in the energy and materials sectors.
Value of a $10,000 Investment* October 31, 2013 - October 31, 2023
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
^
Class J Shares Excluding Sales Charge -2.93% 5.90% 6.08% 3/2/09 –
Including Sales Charge -3.79% 5.90% 6.08%
Institutional Shares -2.58% 6.32% 6.52% 6/1/04 –
R-1 Shares -3.40% 5.43% 5.62% 11/1/04 –
R-3 Shares -3.12% 5.74% 5.94% 6/1/04 –
R-4 Shares -2.87% 5.96% 6.15% 6/1/04 –
R-5 Shares -2.82% 6.07% 6.27% 6/1/04 –
R-6 Shares -2.55% 6.34% 6.52% 11/25/14 6/1/04
^ Extended performance is calculated based on the historical performance of the Fund’s Institutional class, adjusted for the fees and expense of the share class.

Tax-Exempt Bond Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2023
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide a high level of income that is exempt from federal income tax while protecting investors' capital. The fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in tax-exempt bonds (securities issued by or on behalf of state or local governments and other public authorities) at the time of purchase. It also invests in inverse floating rate obligations (variable rate debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates), which are generally more volatile than other types of municipal obligations and may involve leverage.
For the twelve-month period, yields on the Bloomberg Municipal Bond Index modestly increased however the broad municipal market had a gain because of the higher yields. Tax-exempt Bond Fund outperformed its benchmark. Duration, sector allocation and security selection were positive contributors. During the fiscal year ending October 31, 2023, the top sector contributors were transportation, city, and tobacco while the top individual security contributors were Brightline Trains, State of Illinois and the Metropolitan Pier and Exposition Authority (Chicago).
The top sector detractors for the fiscal year included waste, hospital, and healthcare while the top individual security detractors were Tobacco
Settlement New Jersey, Westchester Medical Center, Fairfax County, Virginia.
Value of a $10,000 Investment* October 31, 2013 - October 31, 2023
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
^
Class A Shares Excluding Sales Charge 3.64% 0.81% 2.29% 1/3/77 –
Including Sales Charge -0.31% 0.05% 1.90%
Class C Shares Excluding Sales Charge 2.71% -0.03% 1.61% 3/1/02 –
Including Sales Charge 1.71% -0.03% 1.61%
Institutional Shares 4.09% 1.11% 2.52% 5/18/15 1/3/77
^ Extended performance is calculated based on the historical performance of the Fund’s Class A share class, adjusted for the fees and expense of the share class.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2023

See accompanying notes.
Amounts in thousands, except per share amounts
California Municipal
Fund
Core Fixed Income
Fund Core Plus Bond Fund
Investment in securities--at cost ................................................................
$ 614,368 $ 11,357,770 $ 645,343
Investment in affiliated Funds--at cost ..........................................................
$ – $ 177,293 $ 10,531
Assets
Investment in securities--at value  ................................................................ $ 573,910 $ 9,481,193
(a)
$ 576,230
(a)
Investment in affiliated Funds--at value ........................................................... – 177,293 10,531
Cash ............................................................................................... 582 – 9
Receivables:
Dividends and interest ....................................................................... 8,457 75,136 3,684
Expense reimbursement from Manager ..................................................... 11 60 35
Expense reimbursement from Distributor ................................................... – 1 2
Fund shares sold ............................................................................. 3,042 32,336 360
Investment securities sold ................................................................... – – 5,726
Variation margin on futures ................................................................. – – 13
Other assets ........................................................................................ – – 7
Total Assets   586,002 9,766,019 596,597
Liabilities
Accrued management and investment advisory fees .............................................. 190 3,075 231
Accrued administrative service fees .............................................................. – 2 2
Accrued distribution fees .......................................................................... 84 58 31
Accrued service fees .............................................................................. – 9 13
Accrued transfer agent fees ....................................................................... 72 227 168
Accrued directors' expenses ....................................................................... – 13 1
Accrued professional fees ......................................................................... 40 35 42
Accrued other expenses ........................................................................... 11 66 38
Payables:
Dividends payable ........................................................................... 1,463 29,494 –
Fund shares redeemed ....................................................................... 1,763 10,447 517
Interest expense and fees payable ........................................................... 358 – –
Investment securities purchased ............................................................ 4,107 59,141 42,058
Variation margin on futures ................................................................. – – 61
Variation margin on swaps .................................................................. – – 64
Collateral obligation on securities loaned, at value ............................................... – 6,807 2,980
Floating rate notes issued .........................................................................
19,560 – –
Total Liabilities
27,648 109,374 46,206
Net Assets Applicable to Outstanding Shares ..................................................
$ 558,354 $ 9,656,645 $ 550,391
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 636,871 $ 11,712,586 $ 695,866
Total distributable earnings (accumulated loss) ...................................................
(78,517) (2,055,941) (145,475)
Total Net Assets
$ 558,354 $ 9,656,645 $ 550,391

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2023

See accompanying notes.
Amounts in thousands, except per share amounts
California Municipal
Fund
Core Fixed Income
Fund Core Plus Bond Fund
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 450,000 2,550,000 985,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 301,835 $ 201,448 $ 65,589
Shares Issued and Outstanding .............................................................. 32,463 25,332 7,705
Net Asset Value per share ................................................................... $ 9 .30
(b)
$ 7 .95
(b)
$ 8 .51
(b)
Maximum Offering Price ....................................................................
$ 9 .66 $ 8 .13 $ 8 .84
Class C : Net Assets ................................................................................ $ 21,229 N/A N/A
Shares Issued and Outstanding .............................................................. 2,278
Net Asset Value per share ...................................................................
$ 9 .32
(b)
Class J : Net Assets ................................................................................ N/A $ 79,226 $ 94,195
Shares Issued and Outstanding .............................................................. 9,938 10,973
Net Asset Value per share ...................................................................
$ 7 .97
(b)
$ 8 .58
(b)
Institutional : Net Assets ........................................................................... $ 235,290 $ 785,524 $ 330,432
Shares Issued and Outstanding .............................................................. 25,285 98,422 38,840
Net Asset Value per share ...................................................................
$ 9 .30 $ 7 .98 $ 8 .51
R-1 : Net Assets .................................................................................... N/A $ 6,277 $ 2,834
Shares Issued and Outstanding .............................................................. 786 333
Net Asset Value per share ...................................................................
$ 7 .98 $ 8 .50
R-3 : Net Assets .................................................................................... N/A $ 9,070 $ 14,967
Shares Issued and Outstanding .............................................................. 1,134 1,773
Net Asset Value per share ...................................................................
$ 8 .00 $ 8 .44
R-4 : Net Assets .................................................................................... N/A $ 3,128 $ 4,425
Shares Issued and Outstanding .............................................................. 391 511
Net Asset Value per share ...................................................................
$ 8 .00 $ 8 .65
R-5 : Net Assets .................................................................................... N/A $ 19,969 $ 37,949
Shares Issued and Outstanding .............................................................. 2,505 4,488
Net Asset Value per share ...................................................................
$ 7 .97 $ 8 .46
R-6 : Net Assets .................................................................................... N/A $ 8,552,003 N/A
Shares Issued and Outstanding .............................................................. 1,072,844
Net Asset Value per share ...................................................................
$ 7 .97
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2023

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified Income
Fund
Diversified
International Fund Equity Income Fund
Investment in securities--at cost ................................................................
$ 2,859,515 $ 4,281,943 $ 4,706,763
Investment in affiliated Funds--at cost ..........................................................
$ 85,777 $ 61,242 $ 145,357
Foreign currency--at cost ........................................................................
$ 2,725 $ 3,902 $ –
Assets
Investment in securities--at value  ................................................................ $ 2,577,727
(a)
$ 4,416,111
(a)
$ 7,692,862
(a)
Investment in affiliated Funds--at value ........................................................... 85,777 61,242 145,357
Foreign currency--at value ........................................................................ 2,693 3,900 –
Cash ............................................................................................... 381 – –
Deposits with counterparty ........................................................................ 348 – –
Receivables:
Dividends and interest ....................................................................... 32,384 22,234 16,348
Expense reimbursement from Manager ..................................................... 57 5 66
Expense reimbursement from Distributor ................................................... – 2 1
Foreign currency contracts ................................................................. 118 – –
Foreign tax refund ........................................................................... – 8 –
Fund shares sold ............................................................................. 1,775 1,309 2,075
Investment securities sold ................................................................... 92,353 153 8,186
Variation margin on futures ................................................................. 3 – –
Other assets ........................................................................................ – 5 30
Total Assets   2,793,616 4,504,969 7,864,925
Liabilities
Accrued management and investment advisory fees .............................................. 1,490 2,862 3,448
Accrued administrative service fees .............................................................. – 1 4
Accrued distribution fees .......................................................................... 368 63 316
Accrued service fees .............................................................................. – 7 38
Accrued transfer agent fees ....................................................................... 465 269 841
Accrued directors' expenses ....................................................................... 4 5 16
Accrued foreign tax ............................................................................... – 2,149 –
Accrued professional fees ......................................................................... 58 70 32
Accrued other expenses ........................................................................... 106 297 105
Cash overdraft ..................................................................................... – – 743
Deposits from counterparty ....................................................................... 120 – –
Payables:
Foreign currency contracts .................................................................. 22 – –
Fund shares redeemed ....................................................................... 4,598 5,117 12,586
Investment securities purchased ............................................................ 113,887 9,812 –
IRS closing agreement fees related to foreign tax reclaims ................................. – 5,643 –
Collateral obligation on securities loaned, at value ............................................... 34,642 8 842
Total Liabilities
155,760 26,303 18,971
Net Assets Applicable to Outstanding Shares ..................................................
$ 2,637,856 $ 4,478,666 $ 7,845,954
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 3,953,095 $ 4,473,997 $ 4,733,644
Total distributable earnings (accumulated loss) ...................................................
(1,315,239) 4,669 3,112,310
Total Net Assets
$ 2,637,856 $ 4,478,666 $ 7,845,954

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2023

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified Income
Fund
Diversified
International Fund Equity Income Fund
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 2,150,000 3,875,000 1,600,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 1,024,316 $ 197,169 $ 1,078,315
Shares Issued and Outstanding .............................................................. 90,942 16,613 32,583
Net Asset Value per share ................................................................... $ 11 .26
(b)
$ 11 .87
(b)
$ 33 .09
(b)
Maximum Offering Price ....................................................................
$ 11 .70 $ 12 .56 $ 35 .02
Class C : Net Assets ................................................................................ $ 168,004 N/A $ 72,774
Shares Issued and Outstanding .............................................................. 15,009 2,271
Net Asset Value per share ...................................................................
$ 11 .19
(b)
$ 32 .04
(b)
Class J : Net Assets ................................................................................ N/A $ 133,313 $ 70,291
Shares Issued and Outstanding .............................................................. 11,397 2,121
Net Asset Value per share ...................................................................
$ 11 .70
(b)
$ 33 .13
(b)
Institutional : Net Assets ........................................................................... $ 1,341,117 $ 388,034 $ 6,448,013
Shares Issued and Outstanding .............................................................. 119,787 32,868 194,540
Net Asset Value per share ...................................................................
$ 11 .20 $ 11 .81 $ 33 .14
R-1 : Net Assets .................................................................................... N/A $ 1,870 $ 1,109
Shares Issued and Outstanding .............................................................. 158 34
Net Asset Value per share ...................................................................
$ 11 .82 $ 32 .95
R-3 : Net Assets .................................................................................... N/A $ 9,612 $ 25,777
Shares Issued and Outstanding .............................................................. 812 782
Net Asset Value per share ...................................................................
$ 11 .84 $ 32 .97
R-4 : Net Assets .................................................................................... N/A $ 5,379 $ 21,869
Shares Issued and Outstanding .............................................................. 446 662
Net Asset Value per share ...................................................................
$ 12 .05 $ 33 .05
R-5 : Net Assets .................................................................................... N/A $ 17,975 $ 127,806
Shares Issued and Outstanding .............................................................. 1,498 3,861
Net Asset Value per share ...................................................................
$ 12 .00 $ 33 .10
R-6 : Net Assets .................................................................................... $ 104,419 $ 3,725,314 N/A
Shares Issued and Outstanding .............................................................. 9,330 315,223
Net Asset Value per share ...................................................................
$ 11 .19 $ 11 .82
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2023

See accompanying notes.
Amounts in thousands, except per share amounts
Finisterre Emerging
Markets Total Return
Bond Fund
Global Emerging
Markets Fund
Global Real Estate
Securities Fund
Investment in securities--at cost ................................................................
$ 390,798 $ 202,191 $ 1,826,988
Investment in affiliated Funds--at cost ..........................................................
$ 56,782 $ 8,768 $ 2
Foreign currency--at cost ........................................................................
$ 551 $ – $ –
Assets
Investment in securities--at value  ................................................................ $ 375,065 $ 205,785
(a)
$ 1,790,297
Investment in affiliated Funds--at value ........................................................... 56,782 8,768 2
Foreign currency--at value ........................................................................ 547 – –
Cash ............................................................................................... 1,021 – –
Deposits with counterparty ........................................................................ 7,597 – –
Receivables:
Dividends and interest ....................................................................... 8,367 222 3,343
Expense reimbursement from Manager ..................................................... 1 50 33
Expense reimbursement from Distributor ................................................... – 1 –
Foreign currency contracts ................................................................. 310 – –
Foreign tax refund ........................................................................... – 25 –
Fund shares sold ............................................................................. 365 99 8,066
Investment securities sold ................................................................... 2,963 – 19,725
Variation margin on futures ................................................................. 283 – –
Variation margin on swaps .................................................................. 69 – –
Total Assets   453,370 214,950 1,821,466
Liabilities
Accrued management and investment advisory fees .............................................. 285 182 1,374
Accrued administrative service fees .............................................................. – 1 –
Accrued distribution fees .......................................................................... – 24 12
Accrued service fees .............................................................................. – 3 2
Accrued transfer agent fees ....................................................................... 93 92 346
Accrued directors' expenses ....................................................................... – – 2
Accrued foreign tax ............................................................................... – 917 –
Accrued professional fees ......................................................................... 41 19 33
Accrued other expenses ........................................................................... 53 78 112
Cash overdraft ..................................................................................... – 13 365
Deposits from counterparty ....................................................................... 240 – –
Payables:
Foreign currency contracts .................................................................. 211 – –
Fund shares redeemed ....................................................................... 224 127 2,650
Interfund borrowing ......................................................................... – – 1,505
Investment securities purchased ............................................................ 3,714 869 11,139
OTC swap agreements--at value (premiums received $ 372 , $ 0 and $ 0 ) ................... 453 – –
Variation margin on futures ................................................................. 28 – –
Variation margin on swaps .................................................................. 345 – –
Collateral obligation on securities loaned, at value ............................................... – 208 –
Total Liabilities
5,687 2,533 17,540
Net Assets Applicable to Outstanding Shares ..................................................
$ 447,683 $ 212,417 $ 1,803,926
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 590,244 $ 223,254 $ 1,915,719
Total distributable earnings (accumulated loss) ...................................................
(142,561) (10,837) (111,793)
Total Net Assets
$ 447,683 $ 212,417 $ 1,803,926

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2023

See accompanying notes.
Amounts in thousands, except per share amounts
Finisterre Emerging
Markets Total Return
Bond Fund
Global Emerging
Markets Fund
Global Real Estate
Securities Fund
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 100,000 875,000 1,350,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ N/A $ 63,629 $ 55,011
Shares Issued and Outstanding .............................................................. 2,805 7,588
Net Asset Value per share ................................................................... $ 22 .69
(b)
$ 7 .25
(b)
Maximum Offering Price ....................................................................
$ 24 .01 $ 7 .67
Class J : Net Assets ................................................................................ N/A $ 65,679 N/A
Shares Issued and Outstanding .............................................................. 3,024
Net Asset Value per share ...................................................................
$ 21 .72
(b)
Institutional : Net Assets ........................................................................... $ 447,683 $ 67,145 $ 1,090,278
Shares Issued and Outstanding .............................................................. 54,272 2,992 138,013
Net Asset Value per share ...................................................................
$ 8 .25 $ 22 .44 $ 7 .90
R-1 : Net Assets .................................................................................... N/A $ 1,081 N/A
Shares Issued and Outstanding .............................................................. 49
Net Asset Value per share ...................................................................
$ 22 .27
R-3 : Net Assets .................................................................................... N/A $ 4,132 $ 724
Shares Issued and Outstanding .............................................................. 185 92
Net Asset Value per share ...................................................................
$ 22 .37 $ 7 .84
R-4 : Net Assets .................................................................................... N/A $ 2,099 $ 612
Shares Issued and Outstanding .............................................................. 93 78
Net Asset Value per share ...................................................................
$ 22 .54 $ 7 .86
R-5 : Net Assets .................................................................................... N/A $ 4,691 $ 6,431
Shares Issued and Outstanding .............................................................. 208 817
Net Asset Value per share ...................................................................
$ 22 .52 $ 7 .87
R-6 : Net Assets .................................................................................... N/A $ 3,961 $ 650,870
Shares Issued and Outstanding .............................................................. 176 82,336
Net Asset Value per share ...................................................................
$ 22 .47 $ 7 .91
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2023

See accompanying notes.
Amounts in thousands, except per share amounts
Government & High
Quality Bond Fund
Government Money
Market Fund High Income Fund
Investment in securities--at cost ................................................................
$ 798,433 $ 1,697,031 $ 3,456,546
Investment in affiliated Funds--at cost ..........................................................
$ 3,773 $ – $ 130,197
Repurchase agreements--at cost ................................................................
$ – $ 1,090,000 $ –
Foreign currency--at cost ........................................................................
$ – $ – $ 3
Assets
Investment in securities--at value  ................................................................ $ 689,427
(a)
$ 1,697,031 $ 3,119,457
(a)
Investment in affiliated Funds--at value ........................................................... 3,773 – 130,197
Repurchase agreements--at value ................................................................. – 1,090,000 –
Foreign currency--at value ........................................................................ – – 3
Cash ............................................................................................... 4 41 386
Deposits with counterparty ........................................................................ 1,247 – –
Receivables:
Dividends and interest ....................................................................... 2,089 1,103 49,675
Expense reimbursement from Manager ..................................................... 9 44 40
Expense reimbursement from Distributor ................................................... 1 – –
Foreign currency contracts ................................................................. – – 72
Fund shares sold ............................................................................. 1,753 – 366
Investment securities sold ................................................................... 8,039 – 41,047
Variation margin on futures ................................................................. 48 – –
Other assets ........................................................................................ 19 – –
Total Assets   706,409 2,788,219 3,341,243
Liabilities
Accrued management and investment advisory fees .............................................. 259 384 1,640
Accrued distribution fees .......................................................................... 29 – –
Accrued service fees .............................................................................. 3 – –
Accrued transfer agent fees ....................................................................... 106 8 19
Accrued directors' expenses ....................................................................... 1 7 4
Accrued professional fees ......................................................................... 42 30 45
Accrued other expenses ........................................................................... 26 5 43
Payables:
Dividends payable ........................................................................... 1,467 12,958 –
Fund shares redeemed ....................................................................... 728 – 1,792
Investment securities purchased ............................................................ 81,563 – 51,329
Variation margin on futures ................................................................. 6 – –
Collateral obligation on securities loaned, at value ............................................... – – 126,811
Total Liabilities
84,230 13,392 181,683
Net Assets Applicable to Outstanding Shares ..................................................
$ 622,179 $ 2,774,827 $ 3,159,560
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 922,820 $ 2,774,827 $ 3,978,040
Total distributable earnings (accumulated loss) ...................................................
(300,641) – (818,480)
Total Net Assets
$ 622,179 $ 2,774,827 $ 3,159,560

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2023

See accompanying notes.
Amounts in thousands, except per share amounts
Government & High
Quality Bond Fund
Government Money
Market Fund High Income Fund
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 1,025,000 20,400,000 700,000
Net Asset Value Per Share:
Class A: Net Assets ................................................................................ $ 145,881 N/A N/A
Shares Issued and Outstanding .............................................................. 17,660
Net Asset Value per share ................................................................... $ 8.26
(b)
Maximum Offering Price ....................................................................
$ 8.45
Class J: Net Assets ................................................................................ $ 68,323 N/A N/A
Shares Issued and Outstanding .............................................................. 8,248
Net Asset Value per share ...................................................................
$ 8.28
(b)
Institutional : Net Assets ........................................................................... $ 393,944 $ 191,888 $ 3,159,560
Shares Issued and Outstanding .............................................................. 47,600 191,888 408,000
Net Asset Value per share ...................................................................
$ 8.28 $ 1.00 $ 7.74
R-1: Net Assets .................................................................................... $ 515 N/A N/A
Shares Issued and Outstanding .............................................................. 62
Net Asset Value per share ...................................................................
$ 8.27
R-3: Net Assets .................................................................................... $ 3,034 N/A N/A
Shares Issued and Outstanding .............................................................. 366
Net Asset Value per share ...................................................................
$ 8.28
R-4: Net Assets .................................................................................... $ 1,948 N/A N/A
Shares Issued and Outstanding .............................................................. 235
Net Asset Value per share ...................................................................
$ 8.29
R-5: Net Assets .................................................................................... $ 8,534 N/A N/A
Shares Issued and Outstanding .............................................................. 1,030
Net Asset Value per share ...................................................................
$ 8.29
R-6: Net Assets .................................................................................... N/A $ 2,582,939 N/A
Shares Issued and Outstanding .............................................................. 2,582,939
Net Asset Value per share ...................................................................
$ 1.00
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2023

See accompanying notes.
Amounts in thousands, except per share amounts High Yield Fund
Inflation Protection
Fund International Fund I
Investment in securities--at cost ................................................................
$ 2,539,397 $ 1,691,521 $ 277,775
Investment in affiliated Funds--at cost ..........................................................
$ 32,956 $ 1,697 $ 937
Foreign currency--at cost ........................................................................
$ – $ 224 $ 36
Assets
Investment in securities--at value  ................................................................ $ 2,262,561
(a)
$ 1,508,467 $ 277,211
(a)
Investment in affiliated Funds--at value ........................................................... 32,956 1,697 937
Foreign currency--at value ........................................................................ – 223 36
Cash ............................................................................................... 103 – –
Deposits with counterparty ........................................................................ – 2,301 –
Receivables:
Dividends and interest ....................................................................... 36,690 2,801 638
Expense reimbursement from Manager ..................................................... 58 – 14
Foreign currency contracts ................................................................. 87 4 –
Fund shares sold ............................................................................. 21,345 257 64
Investment securities sold ................................................................... 16,242 53,473 –
Variation margin on futures ................................................................. – 86 –
Variation margin on swaps .................................................................. – 66 –
Other assets ........................................................................................ – 1 –
Total Assets   2,370,042 1,569,376 278,900
Liabilities
Accrued management and investment advisory fees .............................................. 1,010 473 156
Accrued administrative service fees .............................................................. – 1 –
Accrued distribution fees .......................................................................... 113 3 1
Accrued service fees .............................................................................. – 3 1
Accrued transfer agent fees ....................................................................... 549 19 19
Accrued directors' expenses ....................................................................... 1 1 –
Accrued foreign tax ............................................................................... – – 51
Accrued professional fees ......................................................................... 44 42 30
Accrued other expenses ........................................................................... 55 23 82
Cash overdraft ..................................................................................... – 3 –
Payables:
Dividends payable ........................................................................... 13,259 – –
Foreign currency contracts .................................................................. 11 – –
Fund shares redeemed ....................................................................... 4,384 1,537 363
Investment securities purchased ............................................................ 12,094 93,444 –
IRS closing agreement fees related to foreign tax reclaims ................................. – – 1,860
Options and swaptions contracts written  (premiums received $ 0 , $ 1,895 and $ 0 ) ......... – 1,757 –
Variation margin on futures ................................................................. – 41 –
Variation margin on swaps .................................................................. – 57 –
Collateral obligation on securities loaned, at value ............................................... 24,626 – 2,871
Total Liabilities
56,146 97,404 5,434
Net Assets Applicable to Outstanding Shares ..................................................
$ 2,313,896 $ 1,471,972 $ 273,466
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 2,864,967 $ 1,688,949 $ 294,609
Total distributable earnings (accumulated loss) ...................................................
(551,071) (216,977) (21,143)
Total Net Assets
$ 2,313,896 $ 1,471,972 $ 273,466

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2023

See accompanying notes.
Amounts in thousands, except per share amounts High Yield Fund
Inflation Protection
Fund International Fund I
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 1,750,000 850,000 600,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 414,017 N/A N/A
Shares Issued and Outstanding .............................................................. 65,644
Net Asset Value per share ................................................................... $ 6 .31
(b)
Maximum Offering Price ....................................................................
$ 6 .56
Class C : Net Assets ................................................................................ $ 29,469 N/A N/A
Shares Issued and Outstanding .............................................................. 4,608
Net Asset Value per share ...................................................................
$ 6 .40
(b)
Class J : Net Assets ................................................................................ N/A $ 13,956 N/A
Shares Issued and Outstanding .............................................................. 1,969
Net Asset Value per share ...................................................................
$ 7 .09
(b)
Institutional : Net Assets ........................................................................... $ 1,183,194 $ 1,447,786 $ 88,447
Shares Issued and Outstanding .............................................................. 189,337 191,891 7,372
Net Asset Value per share ...................................................................
$ 6 .25 $ 7 .54 $ 12 .01
R-1 : Net Assets .................................................................................... N/A $ 670 $ 1,049
Shares Issued and Outstanding .............................................................. 97 88
Net Asset Value per share ...................................................................
$ 6 .93 $ 11 .95
R-3 : Net Assets .................................................................................... N/A $ 4,708 $ 969
Shares Issued and Outstanding .............................................................. 661 81
Net Asset Value per share ...................................................................
$ 7 .13 $ 11 .99
R-4 : Net Assets .................................................................................... N/A $ 1,360 $ 285
Shares Issued and Outstanding .............................................................. 188 24
Net Asset Value per share ...................................................................
$ 7 .25 $ 12 .01
R-5 : Net Assets .................................................................................... N/A $ 3,492 $ 2,058
Shares Issued and Outstanding .............................................................. 475 171
Net Asset Value per share ...................................................................
$ 7 .35 $ 12 .02
R-6 : Net Assets .................................................................................... $ 687,216 N/A $ 180,658
Shares Issued and Outstanding .............................................................. 109,980 15,057
Net Asset Value per share ...................................................................
$ 6 .25 $ 12 .01
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2023

See accompanying notes.
Amounts in thousands, except per share amounts
LargeCap Growth
Fund I
LargeCap S&P 500
Index Fund
LargeCap Value Fund
III
Investment in securities--at cost ................................................................
$ 7,504,792 $ 2,766,445 $ 2,528,767
Investment in affiliated Funds--at cost ..........................................................
$ 271,630 $ 140,635 $ 57,090
Assets
Investment in securities--at value  ................................................................ $ 10,239,414
(a)
$ 5,985,604
(a)
$ 2,587,764
(a)
Investment in affiliated Funds--at value ........................................................... 271,630 140,635 57,090
Deposits with counterparty ........................................................................ 2,173 7,963 616
Receivables:
Dividends and interest ....................................................................... 2,387 5,048 1,680
Expense reimbursement from Manager ..................................................... 146 – 149
Expense reimbursement from Distributor ................................................... 5 15 1
Fund shares sold ............................................................................. 1,321 10,021 430
Investment securities sold ................................................................... 9,603 – 8,943
Variation margin on futures ................................................................. 262 942 70
Other assets ........................................................................................ 13 3 –
Total Assets   10,526,954 6,150,231 2,656,743
Liabilities
Accrued management and investment advisory fees .............................................. 5,456 734 1,745
Accrued administrative service fees .............................................................. 9 16 1
Accrued distribution fees .......................................................................... 154 238 12
Accrued service fees .............................................................................. 58 106 3
Accrued transfer agent fees ....................................................................... 612 313 70
Accrued chief compliance officer fees ............................................................ 1 – –
Accrued directors' expenses ....................................................................... 15 9 2
Accrued professional fees ......................................................................... 44 21 21
Accrued other expenses ........................................................................... 53 71 33
Payables:
Fund shares redeemed ....................................................................... 9,824 6,086 3,258
Investment securities purchased ............................................................ 24,827 – 1,618
Collateral obligation on securities loaned, at value ............................................... 2,016 – 529
Total Liabilities
43,069 7,594 7,292
Net Assets Applicable to Outstanding Shares ..................................................
$ 10,483,885 $ 6,142,637 $ 2,649,451
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 7,139,222 $ 2,699,454 $ 2,532,088
Total distributable earnings (accumulated loss) ...................................................
3,344,663 3,443,183 117,363
Total Net Assets
$ 10,483,885 $ 6,142,637 $ 2,649,451
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 1,895,000 1,150,000 520,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 423,684 $ 616,516 N/A
Shares Issued and Outstanding .............................................................. 28,687 29,006
Net Asset Value per share ................................................................... $ 14 .77
(b)
$ 21 .25
(b)
Maximum Offering Price ....................................................................
$ 15 .63 $ 21 .57
Class J : Net Assets ................................................................................ $ 319,716 $ 892,669 $ 76,888
Shares Issued and Outstanding .............................................................. 28,410 42,563 4,725
Net Asset Value per share ...................................................................
$ 11 .25
(b)
$ 20 .97
(b)
$ 16 .27
(b)
Institutional : Net Assets ........................................................................... $ 2,516,629 $ 4,143,385 $ 2,556,406
Shares Issued and Outstanding .............................................................. 159,122 194,632 153,723
Net Asset Value per share ...................................................................
$ 15 .82 $ 21 .29 $ 16 .63
R-1 : Net Assets .................................................................................... $ 9,023 $ 11,582 $ 3,475
Shares Issued and Outstanding .............................................................. 780 548 211
Net Asset Value per share ...................................................................
$ 11 .56 $ 21 .13 $ 16 .48
R-3 : Net Assets .................................................................................... $ 63,841 $ 136,914 $ 5,941
Shares Issued and Outstanding .............................................................. 4,871 6,433 337
Net Asset Value per share ...................................................................
$ 13 .11 $ 21 .28 $ 17 .64
R-4 : Net Assets .................................................................................... $ 46,894 $ 103,145 $ 1,123
Shares Issued and Outstanding .............................................................. 3,419 4,823 68
Net Asset Value per share ...................................................................
$ 13 .72 $ 21 .39 $ 16 .60
R-5 : Net Assets .................................................................................... $ 148,543 $ 238,426 $ 5,618
Shares Issued and Outstanding .............................................................. 10,082 11,007 335
Net Asset Value per share ...................................................................
$ 14 .73 $ 21 .66 $ 16 .80
R-6 : Net Assets .................................................................................... $ 6,955,555 N/A N/A
Shares Issued and Outstanding .............................................................. 438,829
Net Asset Value per share ...................................................................
$ 15 .85
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2023

See accompanying notes.
Amounts in thousands, except per share amounts MidCap Fund MidCap Growth Fund
MidCap Growth Fund
III
Investment in securities--at cost ................................................................
$ 10,347,230 $ 199,446 $ 1,017,781
Investment in affiliated Funds--at cost ..........................................................
$ 157 $ 4,345 $ 17,712
Investment in affiliated securities--at cost ......................................................
$ 85,844 $ – $ –
Assets
Investment in securities--at value  ................................................................ $ 18,187,192
(a)
$ 189,598 $ 1,063,780
(a)
Investment in affiliated Funds--at value ........................................................... 157 4,345 17,712
Investment in affiliated securities--at value ....................................................... 25,667 – –
Cash ............................................................................................... 2 – –
Deposits with counterparty ........................................................................ – – 302
Receivables:
Dividends and interest ....................................................................... 3,875 25 258
Expense reimbursement from Manager ..................................................... – 4 19
Expense reimbursement from Distributor ................................................... 5 1 1
Fund shares sold ............................................................................. 19,997 70 58
Interfund lending ............................................................................ – – 505
Investment securities sold ................................................................... 34,887 1,537 4,644
Variation margin on futures ................................................................. – – 44
Other assets ........................................................................................ 6 – –
Total Assets   18,271,788 195,580 1,087,323
Liabilities
Accrued management and investment advisory fees .............................................. 9,254 112 771
Accrued administrative service fees .............................................................. 25 1 –
Accrued distribution fees .......................................................................... 449 13 6
Accrued service fees .............................................................................. 84 5 2
Accrued transfer agent fees ....................................................................... 2,318 44 14
Accrued chief compliance officer fees ............................................................ 1 – –
Accrued directors' expenses ....................................................................... 26 – 1
Accrued professional fees ......................................................................... 25 22 20
Accrued other expenses ........................................................................... 376 12 23
Payables:
Fund shares redeemed ....................................................................... 14,610 212 2,056
Investment securities purchased ............................................................ 30,272 1,225 2,992
Collateral obligation on securities loaned, at value ............................................... 26 – 3,354
Total Liabilities
57,466 1,646 9,239
Net Assets Applicable to Outstanding Shares ..................................................
$ 18,214,322 $ 193,934 $ 1,078,084
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 9,967,839 $ 228,497 $ 963,709
Total distributable earnings (accumulated loss) ...................................................
8,246,483 (34,563) 114,375
Total Net Assets
$ 18,214,322 $ 193,934 $ 1,078,084

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2023

See accompanying notes.
Amounts in thousands, except per share amounts MidCap Fund MidCap Growth Fund
MidCap Growth Fund
III
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 2,105,000 325,000 625,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 1,590,186 N/A N/A
Shares Issued and Outstanding .............................................................. 50,095
Net Asset Value per share ................................................................... $ 31 .74
(b)
Maximum Offering Price ....................................................................
$ 33 .59
Class C : Net Assets ................................................................................ $ 29,926 N/A N/A
Shares Issued and Outstanding .............................................................. 1,121
Net Asset Value per share ...................................................................
$ 26 .69
(b)
Class J : Net Assets ................................................................................ $ 293,360 $ 70,897 $ 36,508
Shares Issued and Outstanding .............................................................. 9,640 12,992 5,237
Net Asset Value per share ...................................................................
$ 30 .43
(b)
$ 5 .46
(b)
$ 6 .97
(b)
Institutional : Net Assets ........................................................................... $ 9,079,129 $ 98,232 $ 1,033,488
Shares Issued and Outstanding .............................................................. 274,485 11,930 100,810
Net Asset Value per share ...................................................................
$ 33 .08 $ 8 .23 $ 10 .25
R-1 : Net Assets .................................................................................... $ 81,144 $ 777 $ 1,071
Shares Issued and Outstanding .............................................................. 2,894 139 158
Net Asset Value per share ...................................................................
$ 28 .04 $ 5 .59 $ 6 .77
R-3 : Net Assets .................................................................................... $ 40,789 $ 15,596 $ 2,698
Shares Issued and Outstanding .............................................................. 1,334 2,159 307
Net Asset Value per share ...................................................................
$ 30 .58 $ 7 .22 $ 8 .80
R-4 : Net Assets .................................................................................... $ 45,069 $ 4,295 $ 1,374
Shares Issued and Outstanding .............................................................. 1,390 538 146
Net Asset Value per share ...................................................................
$ 32 .43 $ 7 .99 $ 9 .39
R-5 : Net Assets .................................................................................... $ 219,018 $ 4,137 $ 2,945
Shares Issued and Outstanding .............................................................. 6,780 485 289
Net Asset Value per share ...................................................................
$ 32 .31 $ 8 .54 $ 10 .18
R-6 : Net Assets .................................................................................... $ 6,835,701 N/A N/A
Shares Issued and Outstanding .............................................................. 206,324
Net Asset Value per share ...................................................................
$ 33 .13
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2023

See accompanying notes.
Amounts in thousands, except per share amounts
MidCap S&P 400 Index
Fund MidCap Value Fund I Money Market Fund
Investment in securities--at cost ................................................................
$ 1,028,764 $ 3,408,105 $ 997,297
Investment in affiliated Funds--at cost ..........................................................
$ 41,181 $ 70,147 $ –
Assets
Investment in securities--at value  ................................................................ $ 1,179,250
(a)
$ 3,353,240
(a)
$ 997,297
Investment in affiliated Funds--at value ........................................................... 41,181 70,147 –
Cash ............................................................................................... – – 34
Deposits with counterparty ........................................................................ 2,635 835 –
Receivables:
Dividends and interest ....................................................................... 717 2,569 314
Expense reimbursement from Manager ..................................................... – 149 –
Expense reimbursement from Distributor ................................................... 2 3 82
Fund shares sold ............................................................................. 3,306 1,417 5,330
Investment securities sold ................................................................... 116 31,045 –
Variation margin on futures ................................................................. 393 121 –
Other assets ........................................................................................ 1 – 26
Total Assets   1,227,601 3,459,526 1,003,083
Liabilities
Accrued management and investment advisory fees .............................................. 159 1,888 328
Accrued administrative service fees .............................................................. 7 2 –
Accrued distribution fees .......................................................................... 34 34 82
Accrued service fees .............................................................................. 39 10 –
Accrued transfer agent fees ....................................................................... 52 439 59
Accrued directors' expenses ....................................................................... 2 6 1
Accrued professional fees ......................................................................... 20 17 30
Accrued other expenses ........................................................................... 25 79 29
Payables:
Dividends payable ........................................................................... – – 3,949
Expense reimbursement to Manager ........................................................ – – 6
Fund shares redeemed ....................................................................... 1,194 3,477 2,267
Investment securities purchased ............................................................ 719 33,825 –
Collateral obligation on securities loaned, at value ............................................... 1,938 1,584 –
Total Liabilities
4,189 41,361 6,751
Net Assets Applicable to Outstanding Shares ..................................................
$ 1,223,412 $ 3,418,165 $ 996,332
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 1,035,442 $ 3,349,137 $ 996,332
Total distributable earnings (accumulated loss) ...................................................
187,970 69,028 –
Total Net Assets
$ 1,223,412 $ 3,418,165 $ 996,332
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 525,000 925,000 5,800,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ N/A $ 40,844 $ 341,831
Shares Issued and Outstanding .............................................................. 2,744 341,831
Net Asset Value per share ................................................................... $ 14 .89
(b)
$ 1 .00
(b)
Maximum Offering Price ....................................................................
$ 15 .76 $ 1 .00
Class J : Net Assets ................................................................................ $ 122,039 $ 162,873 $ 654,501
Shares Issued and Outstanding .............................................................. 6,562 11,063 654,501
Net Asset Value per share ...................................................................
$ 18 .60
(b)
$ 14 .72
(b)
$ 1 .00
(b)
Institutional : Net Assets ........................................................................... $ 183,105 $ 1,076,199 N/A
Shares Issued and Outstanding .............................................................. 9,442 71,972
Net Asset Value per share ...................................................................
$ 19 .39 $ 14 .95
R-1 : Net Assets .................................................................................... $ 5,151 $ 2,058 N/A
Shares Issued and Outstanding .............................................................. 270 146
Net Asset Value per share ...................................................................
$ 19 .10 $ 14 .07
R-3 : Net Assets .................................................................................... $ 59,228 $ 10,065 N/A
Shares Issued and Outstanding .............................................................. 2,983 687
Net Asset Value per share ...................................................................
$ 19 .86 $ 14 .65
R-4 : Net Assets .................................................................................... $ 37,056 $ 7,946 N/A
Shares Issued and Outstanding .............................................................. 1,854 540
Net Asset Value per share ...................................................................
$ 19 .98 $ 14 .71
R-5 : Net Assets .................................................................................... $ 76,662 $ 28,298 N/A
Shares Issued and Outstanding .............................................................. 3,791 1,909
Net Asset Value per share ...................................................................
$ 20 .22 $ 14 .82
R-6 : Net Assets .................................................................................... $ 740,171 $ 2,089,882 N/A
Shares Issued and Outstanding .............................................................. 38,179 139,360
Net Asset Value per share ...................................................................
$ 19 .39 $ 15 .00
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2023

See accompanying notes.
Amounts in thousands, except per share amounts Overseas Fund
Principal Capital
Appreciation Fund
Principal LifeTime
2015 Fund
Investment in securities--at cost ................................................................
$ 2,122,772 $ 2,184,365 $ –
Investment in affiliated Funds--at cost ..........................................................
$ 59,132 $ 89,715 $ 246,296
Foreign currency--at cost ........................................................................
$ 2,258 $ 113 $ –
Assets
Investment in securities--at value  ................................................................ $ 2,086,228
(a)
$ 3,433,482
(a)
$ –
Investment in affiliated Funds--at value ........................................................... 59,132 89,715 247,340
Foreign currency--at value ........................................................................ 2,214 113 –
Deposits with counterparty ........................................................................ 370 – –
Receivables:
Dividends and interest ....................................................................... 9,495 2,548 378
Expense reimbursement from Manager ..................................................... 37 – –
Fund shares sold ............................................................................. 558 2,742 19
Investment securities sold ................................................................... 13,994 – 55
Variation margin on futures ................................................................. 36 – –
Other assets ........................................................................................ – 5 –
Total Assets   2,172,064 3,528,605 247,792
Liabilities
Accrued management and investment advisory fees .............................................. 1,666 1,265 –
Accrued administrative service fees .............................................................. – 2 2
Accrued distribution fees .......................................................................... – 241 5
Accrued service fees .............................................................................. – 14 9
Accrued transfer agent fees ....................................................................... 56 270 1
Accrued directors' expenses ....................................................................... 3 5 –
Accrued professional fees ......................................................................... 54 25 17
Accrued other expenses ........................................................................... 187 30 3
Cash overdraft ..................................................................................... 516 – –
Payables:
Fund shares redeemed ....................................................................... 2,217 2,627 72
Investment securities purchased ............................................................ 18,010 22,009 378
IRS closing agreement fees related to foreign tax reclaims ................................. 4,457 – –
Collateral obligation on securities loaned, at value ............................................... 249 89 –
Total Liabilities
27,415 26,577 487
Net Assets Applicable to Outstanding Shares ..................................................
$ 2,144,649 $ 3,502,028 $ 247,305
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 2,097,436 $ 2,364,061 $ 237,724
Total distributable earnings (accumulated loss) ...................................................
47,213 1,137,967 9,581
Total Net Assets
$ 2,144,649 $ 3,502,028 $ 247,305
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 725,000 850,000 400,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ N/A $ 1,085,264 N/A
Shares Issued and Outstanding .............................................................. 18,580
Net Asset Value per share ................................................................... $ 58 .41
(b)
Maximum Offering Price ....................................................................
$ 61 .81
Institutional : Net Assets ........................................................................... $ 2,143,073 $ 2,351,308 $ 204,780
Shares Issued and Outstanding .............................................................. 213,742 38,743 25,727
Net Asset Value per share ...................................................................
$ 10 .03 $ 60 .69 $ 7 .96
R-1 : Net Assets .................................................................................... N/A $ 1,095 $ 1,379
Shares Issued and Outstanding .............................................................. 19 180
Net Asset Value per share ...................................................................
$ 58 .15 $ 7 .67
R-3 : Net Assets .................................................................................... $ 717 $ 24,142 $ 16,887
Shares Issued and Outstanding .............................................................. 73 413 2,194
Net Asset Value per share ...................................................................
$ 9 .88 $ 58 .45 $ 7 .70
R-4 : Net Assets .................................................................................... $ 859 $ 9,048 $ 7,157
Shares Issued and Outstanding .............................................................. 86 152 918
Net Asset Value per share ...................................................................
$ 9 .95 $ 59 .41 $ 7 .79
R-5 : Net Assets .................................................................................... N/A $ 31,171 $ 17,102
Shares Issued and Outstanding .............................................................. 521 2,192
Net Asset Value per share ...................................................................
$ 59 .83 $ 7 .80
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2023

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
2020 Fund
Principal LifeTime
2025 Fund
Principal LifeTime
2030 Fund
Investment in affiliated Funds--at cost ..........................................................
$ 2,349,943 $ 1,456,262 $ 4,849,727
Assets
Investment in affiliated Funds--at value ........................................................... $ 2,333,212 $ 1,475,124 $ 4,884,895
Receivables:
Dividends and interest ....................................................................... 3,161 1,716 5,195
Expense reimbursement from Distributor ................................................... 11 – 17
Fund shares sold ............................................................................. 160 116 1,062
Investment securities sold ................................................................... 5,127 816 6,155
Total Assets   2,341,671 1,477,772 4,897,324
Liabilities
Accrued administrative service fees .............................................................. 8 8 14
Accrued distribution fees .......................................................................... 119 23 194
Accrued service fees .............................................................................. 40 45 76
Accrued transfer agent fees ....................................................................... 29 5 90
Accrued directors' expenses ....................................................................... 2 1 5
Accrued professional fees ......................................................................... 18 17 18
Accrued other expenses ........................................................................... 20 4 22
Payables:
Fund shares redeemed ....................................................................... 5,272 898 7,078
Investment securities purchased ............................................................ 3,161 1,717 5,194
Total Liabilities
8,669 2,718 12,691
Net Assets Applicable to Outstanding Shares ..................................................
$ 2,333,002 $ 1,475,054 $ 4,884,633
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 2,261,949 $ 1,415,790 $ 4,711,561
Total distributable earnings (accumulated loss) ...................................................
71,053 59,264 173,072
Total Net Assets
$ 2,333,002 $ 1,475,054 $ 4,884,633
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 1,150,000 425,000 1,425,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 81,249 N/A $ 121,782
Shares Issued and Outstanding .............................................................. 7,054 9,746
Net Asset Value per share ................................................................... $ 11 .52
(a)
$ 12 .50
(a)
Maximum Offering Price ....................................................................
$ 11 .97 $ 12 .99
Class J : Net Assets ................................................................................ $ 640,253 N/A $ 1,019,722
Shares Issued and Outstanding .............................................................. 56,491 82,147
Net Asset Value per share ...................................................................
$ 11 .33
(a)
$ 12 .41
(a)
Institutional : Net Assets ........................................................................... $ 1,427,262 $ 1,267,266 $ 3,387,912
Shares Issued and Outstanding .............................................................. 124,867 125,133 271,496
Net Asset Value per share ...................................................................
$ 11 .43 $ 10 .13 $ 12 .48
R-1 : Net Assets .................................................................................... $ 11,131 $ 6,114 $ 16,206
Shares Issued and Outstanding .............................................................. 982 624 1,316
Net Asset Value per share ...................................................................
$ 11 .33 $ 9 .80 $ 12 .31
R-3 : Net Assets .................................................................................... $ 62,249 $ 86,339 $ 123,110
Shares Issued and Outstanding .............................................................. 5,524 8,780 9,949
Net Asset Value per share ...................................................................
$ 11 .27 $ 9 .83 $ 12 .37
R-4 : Net Assets .................................................................................... $ 25,028 $ 34,120 $ 48,868
Shares Issued and Outstanding .............................................................. 2,211 3,418 3,753
Net Asset Value per share ...................................................................
$ 11 .32 $ 9 .98 $ 13 .02
R-5 : Net Assets .................................................................................... $ 85,830 $ 81,215 $ 167,033
Shares Issued and Outstanding .............................................................. 7,564 8,102 13,422
Net Asset Value per share ...................................................................
$ 11 .35 $ 10 .02 $ 12 .44
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2023

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
2035 Fund
Principal LifeTime
2040 Fund
Principal LifeTime
2045 Fund
Investment in affiliated Funds--at cost ..........................................................
$ 1,617,304 $ 3,634,731 $ 1,270,537
Assets
Investment in affiliated Funds--at value ........................................................... $ 1,649,846 $ 3,927,043 $ 1,314,956
Receivables:
Dividends and interest ....................................................................... 1,321 1,893 341
Expense reimbursement from Manager ..................................................... – 2 –
Expense reimbursement from Distributor ................................................... – 13 –
Fund shares sold ............................................................................. 224 489 205
Investment securities sold ................................................................... 400 9,218 535
Total Assets   1,651,791 3,938,658 1,316,037
Liabilities
Accrued administrative service fees .............................................................. 8 11 6
Accrued distribution fees .......................................................................... 23 145 18
Accrued service fees .............................................................................. 45 64 35
Accrued transfer agent fees ....................................................................... 9 91 9
Accrued directors' expenses ....................................................................... 1 4 1
Accrued professional fees ......................................................................... 17 17 17
Accrued other expenses ........................................................................... 4 19 3
Payables:
Fund shares redeemed ....................................................................... 543 9,539 599
Investment securities purchased ............................................................ 1,322 1,893 340
Total Liabilities
1,972 11,783 1,028
Net Assets Applicable to Outstanding Shares ..................................................
$ 1,649,819 $ 3,926,875 $ 1,315,009
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 1,572,856 $ 3,519,304 $ 1,236,016
Total distributable earnings (accumulated loss) ...................................................
76,963 407,571 78,993
Total Net Assets
$ 1,649,819 $ 3,926,875 $ 1,315,009
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 400,000 1,025,000 400,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ N/A $ 99,851 N/A
Shares Issued and Outstanding .............................................................. 7,373
Net Asset Value per share ................................................................... $ 13 .54
(a)
Maximum Offering Price ....................................................................
$ 14 .33
Class J : Net Assets ................................................................................ N/A $ 733,117 N/A
Shares Issued and Outstanding .............................................................. 53,267
Net Asset Value per share ...................................................................
$ 13 .76
(a)
Institutional : Net Assets ........................................................................... $ 1,439,309 $ 2,798,971 $ 1,152,378
Shares Issued and Outstanding .............................................................. 128,255 200,657 94,280
Net Asset Value per share ...................................................................
$ 11 .22 $ 13 .95 $ 12 .22
R-1 : Net Assets .................................................................................... $ 6,617 $ 12,039 $ 3,512
Shares Issued and Outstanding .............................................................. 608 877 301
Net Asset Value per share ...................................................................
$ 10 .89 $ 13 .72 $ 11 .69
R-3 : Net Assets .................................................................................... $ 86,441 $ 99,443 $ 68,323
Shares Issued and Outstanding .............................................................. 7,895 7,285 5,800
Net Asset Value per share ...................................................................
$ 10 .95 $ 13 .65 $ 11 .78
R-4 : Net Assets .................................................................................... $ 34,284 $ 41,115 $ 22,066
Shares Issued and Outstanding .............................................................. 3,094 2,999 1,846
Net Asset Value per share ...................................................................
$ 11 .08 $ 13 .71 $ 11 .95
R-5 : Net Assets .................................................................................... $ 83,168 $ 142,339 $ 68,730
Shares Issued and Outstanding .............................................................. 7,474 10,288 5,740
Net Asset Value per share ...................................................................
$ 11 .13 $ 13 .83 $ 11 .97
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2023

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
2050 Fund
Principal LifeTime
2055 Fund
Principal LifeTime
2060 Fund
Investment in affiliated Funds--at cost ..........................................................
$ 2,453,599 $ 838,680 $ 825,991
Assets
Investment in affiliated Funds--at value ........................................................... $ 2,664,702 $ 840,420 $ 804,233
Receivables:
Dividends and interest ....................................................................... 251 80 77
Expense reimbursement from Manager ..................................................... 10 – 1
Expense reimbursement from Distributor ................................................... 4 – –
Fund shares sold ............................................................................. 470 267 257
Investment securities sold ................................................................... 9,652 262 3,535
Total Assets   2,675,089 841,029 808,103
Liabilities
Accrued administrative service fees .............................................................. 9 4 3
Accrued distribution fees .......................................................................... 74 11 9
Accrued service fees .............................................................................. 46 21 13
Accrued transfer agent fees ....................................................................... 96 8 13
Accrued directors' expenses ....................................................................... 3 – –
Accrued professional fees ......................................................................... 17 16 16
Accrued other expenses ........................................................................... 17 3 5
Payables:
Fund shares redeemed ....................................................................... 9,907 341 3,615
Investment securities purchased ............................................................ 251 80 77
Total Liabilities
10,420 484 3,751
Net Assets Applicable to Outstanding Shares ..................................................
$ 2,664,669 $ 840,545 $ 804,352
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 2,381,370 $ 819,342 $ 807,593
Total distributable earnings (accumulated loss) ...................................................
283,299 21,203 (3,241)
Total Net Assets
$ 2,664,669 $ 840,545 $ 804,352
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 800,000 400,000 425,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 90,827 N/A N/A
Shares Issued and Outstanding .............................................................. 6,245
Net Asset Value per share ................................................................... $ 14 .54
(a)
Maximum Offering Price ....................................................................
$ 15 .39
Class J : Net Assets ................................................................................ $ 242,027 N/A $ 14,751
Shares Issued and Outstanding .............................................................. 17,413 1,027
Net Asset Value per share ...................................................................
$ 13 .90
(a)
$ 14 .36
(a)
Institutional : Net Assets ........................................................................... $ 2,116,797 $ 744,667 $ 726,855
Shares Issued and Outstanding .............................................................. 146,059 54,813 50,044
Net Asset Value per share ...................................................................
$ 14 .49 $ 13 .59 $ 14 .52
R-1 : Net Assets .................................................................................... $ 10,281 $ 2,081 $ 2,678
Shares Issued and Outstanding .............................................................. 723 161 191
Net Asset Value per share ...................................................................
$ 14 .23 $ 12 .91 $ 13 .99
R-3 : Net Assets .................................................................................... $ 76,894 $ 43,506 $ 24,915
Shares Issued and Outstanding .............................................................. 5,416 3,329 1,750
Net Asset Value per share ...................................................................
$ 14 .20 $ 13 .07 $ 14 .24
R-4 : Net Assets .................................................................................... $ 34,542 $ 14,438 $ 7,200
Shares Issued and Outstanding .............................................................. 2,409 1,088 502
Net Asset Value per share ...................................................................
$ 14 .34 $ 13 .27 $ 14 .33
R-5 : Net Assets .................................................................................... $ 93,301 $ 35,853 $ 27,953
Shares Issued and Outstanding .............................................................. 6,482 2,689 1,945
Net Asset Value per share ...................................................................
$ 14 .39 $ 13 .33 $ 14 .37
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2023

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
2065 Fund
Principal LifeTime
2070 Fund
Principal LifeTime
Hybrid 2015 Fund
Investment in affiliated Funds--at cost ..........................................................
$ 151,715 $ 9,679 $ 233,024
Assets
Investment in affiliated Funds--at value ........................................................... $ 140,943 $ 9,114 $ 217,130
Receivables:
Dividends and interest ....................................................................... 13 1 105
Expense reimbursement from Manager ..................................................... – 9 2
Expense reimbursement from Distributor ................................................... – – 3
Fund shares sold ............................................................................. 114 2 313
Investment securities sold ................................................................... – 65 –
Total Assets   141,070 9,191 217,553
Liabilities
Accrued administrative service fees .............................................................. 1 – –
Accrued distribution fees .......................................................................... 2 – 21
Accrued service fees .............................................................................. 3 – –
Accrued transfer agent fees ....................................................................... 1 1 –
Accrued professional fees ......................................................................... 16 17 17
Accrued other expenses ........................................................................... 2 – 6
Payables:
Fund shares redeemed ....................................................................... – 67 13
Investment securities purchased ............................................................ 82 1 405
Total Liabilities
107 86 462
Net Assets Applicable to Outstanding Shares ..................................................
$ 140,963 $ 9,105 $ 217,091
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 149,516 $ 9,662 $ 231,020
Total distributable earnings (accumulated loss) ...................................................
(8,553) (557) (13,929)
Total Net Assets
$ 140,963 $ 9,105 $ 217,091
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 325,000 325,000 600,000
Net Asset Value Per Share:
Class J : Net Assets ................................................................................ N/A $ 125 $ 168,885
Shares Issued and Outstanding .............................................................. 12 16,453
Net Asset Value per share ...................................................................
$ 10 .09
(a)
$ 10 .26
(a)
Institutional : Net Assets ........................................................................... $ 126,627 $ 8,476 $ 16,961
Shares Issued and Outstanding .............................................................. 10,743 843 1,644
Net Asset Value per share ...................................................................
$ 11 .79 $ 10 .06 $ 10 .32
R-1 : Net Assets .................................................................................... $ 240 $ 31 N/A
Shares Issued and Outstanding .............................................................. 21 3
Net Asset Value per share ...................................................................
$ 11 .51 $ 10 .00
R-3 : Net Assets .................................................................................... $ 7,872 $ 282 N/A
Shares Issued and Outstanding .............................................................. 677 28
Net Asset Value per share ...................................................................
$ 11 .63 $ 10 .02
R-4 : Net Assets .................................................................................... $ 1,517 $ 55 N/A
Shares Issued and Outstanding .............................................................. 130 6
Net Asset Value per share ...................................................................
$ 11 .67 $ 10 .03
R-5 : Net Assets .................................................................................... $ 4,707 $ 136 N/A
Shares Issued and Outstanding .............................................................. 402 14
Net Asset Value per share ...................................................................
$ 11 .70 $ 10 .04
R-6 : Net Assets .................................................................................... N/A N/A $ 31,245
Shares Issued and Outstanding .............................................................. 3,021
Net Asset Value per share ...................................................................
$ 10 .34
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2023

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Hybrid 2020 Fund
Principal LifeTime
Hybrid 2025 Fund
Principal LifeTime
Hybrid 2030 Fund
Investment in affiliated Funds--at cost ..........................................................
$ 483,746 $ 691,476 $ 691,290
Assets
Investment in affiliated Funds--at value ........................................................... $ 450,406 $ 641,835 $ 645,502
Receivables:
Dividends and interest ....................................................................... 166 154 –
Expense reimbursement from Manager ..................................................... 3 4 2
Expense reimbursement from Distributor ................................................... 5 7 5
Fund shares sold ............................................................................. 193 1,506 1,159
Prepaid transfer agent fees ........................................................................ 19 46 –
Total Assets   450,792 643,552 646,668
Liabilities
Accrued distribution fees .......................................................................... 34 54 40
Accrued transfer agent fees ....................................................................... 14 27 3
Accrued professional fees ......................................................................... 18 18 18
Accrued other expenses ........................................................................... 9 9 7
Payables:
Fund shares redeemed ....................................................................... 150 48 425
Investment securities purchased ............................................................ 209 1,612 733
Total Liabilities
434 1,768 1,226
Net Assets Applicable to Outstanding Shares ..................................................
$ 450,358 $ 641,784 $ 645,442
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 479,993 $ 685,992 $ 686,352
Total distributable earnings (accumulated loss) ...................................................
(29,635) (44,208) (40,910)
Total Net Assets
$ 450,358 $ 641,784 $ 645,442
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 600,000 600,000 600,000
Net Asset Value Per Share:
Class J : Net Assets ................................................................................ $ 265,194 $ 421,507 $ 317,418
Shares Issued and Outstanding .............................................................. 25,341 37,813 28,260
Net Asset Value per share ...................................................................
$ 10 .46
(a)
$ 11 .15
(a)
$ 11 .23
(a)
Institutional : Net Assets ........................................................................... $ 38,504 $ 61,975 $ 83,006
Shares Issued and Outstanding .............................................................. 3,657 5,531 7,337
Net Asset Value per share ...................................................................
$ 10 .53 $ 11 .21 $ 11 .31
R-6 : Net Assets .................................................................................... $ 146,660 $ 158,302 $ 245,018
Shares Issued and Outstanding .............................................................. 13,925 14,116 21,672
Net Asset Value per share ...................................................................
$ 10 .53 $ 11 .21 $ 11 .31
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2023

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Hybrid 2035 Fund
Principal LifeTime
Hybrid 2040 Fund
Principal LifeTime
Hybrid 2045 Fund
Investment in affiliated Funds--at cost ..........................................................
$ 519,179 $ 535,008 $ 344,296
Assets
Investment in affiliated Funds--at value ........................................................... $ 487,559 $ 512,257 $ 329,922
Receivables:
Expense reimbursement from Manager ..................................................... 5 6 6
Expense reimbursement from Distributor ................................................... 4 4 2
Fund shares sold ............................................................................. 561 1,321 245
Total Assets   488,129 513,588 330,175
Liabilities
Accrued distribution fees .......................................................................... 29 30 16
Accrued transfer agent fees ....................................................................... 3 3 10
Accrued professional fees ......................................................................... 18 18 18
Accrued other expenses ........................................................................... 7 7 8
Payables:
Fund shares redeemed ....................................................................... 232 110 173
Investment securities purchased ............................................................ 328 1,209 72
Total Liabilities
617 1,377 297
Net Assets Applicable to Outstanding Shares ..................................................
$ 487,512 $ 512,211 $ 329,878
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 514,735 $ 529,998 $ 340,717
Total distributable earnings (accumulated loss) ...................................................
(27,223) (17,787) (10,839)
Total Net Assets
$ 487,512 $ 512,211 $ 329,878
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 600,000 600,000 600,000
Net Asset Value Per Share:
Class J : Net Assets ................................................................................ $ 226,807 $ 234,630 $ 125,834
Shares Issued and Outstanding .............................................................. 19,190 19,479 10,129
Net Asset Value per share ...................................................................
$ 11 .82
(a)
$ 12 .05
(a)
$ 12 .42
(a)
Institutional : Net Assets ........................................................................... $ 77,698 $ 67,043 $ 56,859
Shares Issued and Outstanding .............................................................. 6,528 5,522 4,546
Net Asset Value per share ...................................................................
$ 11 .90 $ 12 .14 $ 12 .51
R-6 : Net Assets .................................................................................... $ 183,007 $ 210,538 $ 147,185
Shares Issued and Outstanding .............................................................. 15,354 17,312 11,750
Net Asset Value per share ...................................................................
$ 11 .92 $ 12 .16 $ 12 .53
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2023

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Hybrid 2050 Fund
Principal LifeTime
Hybrid 2055 Fund
Principal LifeTime
Hybrid 2060 Fund
Investment in affiliated Funds--at cost ..........................................................
$ 298,880 $ 174,544 $ 86,002
Assets
Investment in affiliated Funds--at value ........................................................... $ 288,690 $ 166,764 $ 81,848
Receivables:
Expense reimbursement from Manager ..................................................... 5 9 13
Expense reimbursement from Distributor ................................................... 2 1 1
Fund shares sold ............................................................................. 343 197 210
Total Assets   289,040 166,971 82,072
Liabilities
Accrued distribution fees .......................................................................... 13 7 4
Accrued transfer agent fees ....................................................................... 7 12 10
Accrued professional fees ......................................................................... 18 18 18
Accrued other expenses ........................................................................... 8 7 7
Payables:
Fund shares redeemed ....................................................................... 13 91 32
Investment securities purchased ............................................................ 330 106 178
Total Liabilities
389 241 249
Net Assets Applicable to Outstanding Shares ..................................................
$ 288,651 $ 166,730 $ 81,823
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 295,718 $ 172,967 $ 85,336
Total distributable earnings (accumulated loss) ...................................................
(7,067) (6,237) (3,513)
Total Net Assets
$ 288,651 $ 166,730 $ 81,823
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 600,000 600,000 600,000
Net Asset Value Per Share:
Class J : Net Assets ................................................................................ $ 103,198 $ 55,536 $ 27,750
Shares Issued and Outstanding .............................................................. 8,165 4,271 2,072
Net Asset Value per share ...................................................................
$ 12 .64
(a)
$ 13 .00
(a)
$ 13 .39
(a)
Institutional : Net Assets ........................................................................... $ 46,298 $ 30,824 $ 14,276
Shares Issued and Outstanding .............................................................. 3,642 2,352 1,053
Net Asset Value per share ...................................................................
$ 12 .71 $ 13 .10 $ 13 .55
R-6 : Net Assets .................................................................................... $ 139,155 $ 80,370 $ 39,797
Shares Issued and Outstanding .............................................................. 10,943 6,120 2,928
Net Asset Value per share ...................................................................
$ 12 .72 $ 13 .13 $ 13 .59
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2023

See accompanying notes.
Amounts in thousands, except per share amounts and Principal LifeTime Hybrid 2070 Fund
Principal LifeTime
Hybrid 2065 Fund
Principal LifeTime
Hybrid 2070 Fund
Principal LifeTime
Hybrid Income Fund
Investment in affiliated Funds--at cost ..........................................................
$ 25,14 3 $ 712 , 493 $ 117,329
Assets
Investment in affiliated Funds--at value ........................................................... $ 23,397 $ 677,937 $ 104,571
Receivables:
Dividends and interest ....................................................................... – – 53
Expense reimbursement from Manager ..................................................... 13 13 ,334 4
Expense reimbursement from Distributor ................................................... – 6 1
Fund shares sold ............................................................................. 66 685 190
Prepaid transfer agent fees ........................................................................ – – 8
Total Assets   23,476 691,962 104,827
Liabilities
Accrued distribution fees .......................................................................... 1 47 9
Accrued transfer agent fees ....................................................................... 4 669 –
Accrued directors’ expenses ....................................................................... – 1 –
Accrued professional fees ......................................................................... 18 17,662 18
Accrued registration fees .......................................................................... 5 – –
Accrued other expenses ........................................................................... – 465 7
Payables:
Fund shares redeemed ....................................................................... 3 – 117
Investment securities purchased ............................................................ 63 685 126
Total Liabilities
94 19,529 277
Net Assets Applicable to Outstanding Shares ..................................................
$ 23,382 $ 672,433 $ 104,550
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 24, 928 $ 706,886 $ 116, 388
Total distributable earnings (accumulated loss) ...................................................
(1,5 46 ) (34,453) (11, 838 )
Total Net Assets
$ 23,382 $ 672,433 $ 104,550
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 525,000 250,000 ,000 600,000
Net Asset Value Per Share:
Class J: Net Assets ................................................................................ $ 8,800 $ 354,620 $ 69,130
Shares Issued and Outstanding .............................................................. 726 34,943 7,413
Net Asset Value per share ...................................................................
$ 12.12
(a)
$ 10.15
(a)
$ 9.33
(a)
Institutional: Net Assets ........................................................................... $ 1,946 $ 3 5,514 $ 10,053
Shares Issued and Outstanding .............................................................. 158 3,529 1,072
Net Asset Value per share ...................................................................
$ 12.31 $ 10.06 $ 9.38
R-6: Net Assets .................................................................................... $ 12,636 $ 282 ,299 $ 25,367
Shares Issued and Outstanding .............................................................. 1,025 28 ,035 2,700
Net Asset Value per share ...................................................................
$ 12.33 $ 10.07 $ 9.40
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2023

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Strategic Income Fund
Real Estate Securities
Fund
SAM Balanced
Portfolio
Investment in securities--at cost ................................................................
$ – $ 4,877,564 $ –
Investment in affiliated Funds--at cost ..........................................................
$ 843,023 $ 127,008 $ 3,672,282
Assets
Investment in securities--at value  ................................................................ $ – $ 5,071,408 $ –
Investment in affiliated Funds--at value ........................................................... 764,864 127,008 3,996,200
Receivables:
Dividends and interest ....................................................................... 1,188 2,133 3,321
Expense reimbursement from Manager ..................................................... 4 158 –
Expense reimbursement from Distributor ................................................... 4 2 22
Fund shares sold ............................................................................. 47 11,156 894
Investment securities sold ................................................................... 1,069 3,674 3,533
Total Assets   767,176 5,215,539 4,003,970
Liabilities
Accrued management and investment advisory fees .............................................. – 3,553 983
Accrued administrative service fees .............................................................. 3 3 2
Accrued distribution fees .......................................................................... 41 79 693
Accrued service fees .............................................................................. 11 25 13
Accrued transfer agent fees ....................................................................... 15 941 260
Accrued directors' expenses ....................................................................... – 7 6
Accrued professional fees ......................................................................... 22 21 17
Accrued other expenses ........................................................................... 9 161 49
Payables:
Fund shares redeemed ....................................................................... 1,100 14,894 4,586
Investment securities purchased ............................................................ 1,188 43,737 3,097
Total Liabilities
2,389 63,421 9,706
Net Assets Applicable to Outstanding Shares ..................................................
$ 764,787 $ 5,152,118 $ 3,994,264
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 834,218 $ 5,094,059 $ 3,744,487
Total distributable earnings (accumulated loss) ...................................................
(69,431) 58,059 249,777
Total Net Assets
$ 764,787 $ 5,152,118 $ 3,994,264
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 725,000 925,000 1,775,000
Net Asset Value Per Share:
Class A: Net Assets ................................................................................ $ 35,755 $ 182,522 $ 1,897,327
Shares Issued and Outstanding .............................................................. 3,468 7,803 137,436
Net Asset Value per share ................................................................... $ 10.31
(a)
$ 23.39
(a)
$ 13.81
(a)
Maximum Offering Price ....................................................................
$ 10.71 $ 24.75 $ 14.61
Class C: Net Assets ................................................................................ N/A $ 18,401 $ 130,921
Shares Issued and Outstanding .............................................................. 803 9,741
Net Asset Value per share ...................................................................
$ 22.91
(a)
$ 13.44
(a)
Class J: Net Assets ................................................................................ $ 213,892 $ 119,508 $ 1,263,792
Shares Issued and Outstanding .............................................................. 21,104 5,299 96,105
Net Asset Value per share ...................................................................
$ 10.14
(a)
$ 22.55
(a)
$ 13.15
(a)
Institutional: Net Assets ........................................................................... $ 464,413 $ 2,867,558 $ 642,053
Shares Issued and Outstanding .............................................................. 45,486 122,529 47,585
Net Asset Value per share ...................................................................
$ 10.21 $ 23.40 $ 13.49
R-1: Net Assets .................................................................................... $ 4,275 $ 1,939 $ 1,890
Shares Issued and Outstanding .............................................................. 418 84 141
Net Asset Value per share ...................................................................
$ 10.22 $ 23.07 $ 13.44
R-3: Net Assets .................................................................................... $ 19,003 $ 26,311 $ 19,264
Shares Issued and Outstanding .............................................................. 1,882 1,160 1,435
Net Asset Value per share ...................................................................
$ 10.10 $ 22.69 $ 13.42
R-4: Net Assets .................................................................................... $ 7,279 $ 11,008 $ 9,177
Shares Issued and Outstanding .............................................................. 718 492 681
Net Asset Value per share ...................................................................
$ 10.13 $ 22.39 $ 13.48
R-5: Net Assets .................................................................................... $ 20,170 $ 75,824 $ 29,840
Shares Issued and Outstanding .............................................................. 1,977 3,379 2,216
Net Asset Value per share ...................................................................
$ 10.20 $ 22.44 $ 13.47
R-6: Net Assets .................................................................................... N/A $ 1,849,047 N/A
Shares Issued and Outstanding .............................................................. 79,046
Net Asset Value per share ...................................................................
$ 23.39
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2023

See accompanying notes.
Amounts in thousands, except per share amounts
SAM Conservative
Balanced Portfolio
SAM Conservative
Growth Portfolio
SAM Flexible Income
Portfolio
Investment in affiliated Funds--at cost ..........................................................
$ 1,602,718 $ 2,310,607 $ 2,370,157
Assets
Investment in affiliated Funds--at value ........................................................... $ 1,619,104 $ 2,704,144 $ 2,257,337
Receivables:
Dividends and interest ....................................................................... 1,928 984 3,178
Expense reimbursement from Distributor ................................................... 14 12 18
Fund shares sold ............................................................................. 1,919 484 4,110
Investment securities sold ................................................................... – 801 1,183
Total Assets   1,622,965 2,706,425 2,265,826
Liabilities
Accrued management and investment advisory fees .............................................. 394 664 551
Accrued administrative service fees .............................................................. 1 1 1
Accrued distribution fees .......................................................................... 261 493 417
Accrued service fees .............................................................................. 8 8 4
Accrued transfer agent fees ....................................................................... 52 198 88
Accrued directors' expenses ....................................................................... 1 2 2
Accrued professional fees ......................................................................... 17 15 18
Accrued other expenses ........................................................................... 31 22 17
Payables:
Dividends payable ........................................................................... – – 3,740
Fund shares redeemed ....................................................................... 557 1,434 1,581
Investment securities purchased ............................................................ 3,288 796 3,098
Total Liabilities
4,610 3,633 9,517
Net Assets Applicable to Outstanding Shares ..................................................
$ 1,618,355 $ 2,702,792 $ 2,256,309
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 1,651,231 $ 2,357,485 $ 2,484,242
Total distributable earnings (accumulated loss) ...................................................
(32,876) 345,307 (227,933)
Total Net Assets
$ 1,618,355 $ 2,702,792 $ 2,256,309
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 1,700,000 1,675,000 1,700,000
Net Asset Value Per Share:
Class A : Net Assets ................................................................................ $ 492,836 $ 1,484,518 $ 919,005
Shares Issued and Outstanding .............................................................. 45,944 93,285 85,518
Net Asset Value per share ................................................................... $ 10 .73
(a)
$ 15 .91
(a)
$ 10 .75
(a)
Maximum Offering Price ....................................................................
$ 11 .35 $ 16 .84 $ 11 .17
Class C : Net Assets ................................................................................ $ 47,961 $ 92,295 $ 91,832
Shares Issued and Outstanding .............................................................. 4,528 6,491 8,644
Net Asset Value per share ...................................................................
$ 10 .59
(a)
$ 14 .22
(a)
$ 10 .62
(a)
Class J : Net Assets ................................................................................ $ 852,351 $ 690,996 $ 1,064,611
Shares Issued and Outstanding .............................................................. 80,836 45,803 100,122
Net Asset Value per share ...................................................................
$ 10 .54
(a)
$ 15 .09
(a)
$ 10 .63
(a)
Institutional : Net Assets ........................................................................... $ 186,288 $ 397,434 $ 164,167
Shares Issued and Outstanding .............................................................. 17,591 25,777 15,336
Net Asset Value per share ...................................................................
$ 10 .59 $ 15 .42 $ 10 .70
R-1 : Net Assets .................................................................................... $ 1,379 $ 1,114 $ 2,338
Shares Issued and Outstanding .............................................................. 131 74 220
Net Asset Value per share ...................................................................
$ 10 .55 $ 15 .05 $ 10 .64
R-3 : Net Assets .................................................................................... $ 8,792 $ 7,737 $ 3,109
Shares Issued and Outstanding .............................................................. 832 514 291
Net Asset Value per share ...................................................................
$ 10 .57 $ 15 .06 $ 10 .68
R-4 : Net Assets .................................................................................... $ 9,339 $ 4,143 $ 3,359
Shares Issued and Outstanding .............................................................. 882 270 314
Net Asset Value per share ...................................................................
$ 10 .59 $ 15 .36 $ 10 .69
R-5 : Net Assets .................................................................................... $ 19,409 $ 24,555 $ 7,888
Shares Issued and Outstanding .............................................................. 1,834 1,609 739
Net Asset Value per share ...................................................................
$ 10 .58 $ 15 .26 $ 10 .68
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2023

See accompanying notes.
Amounts in thousands, except per share amounts
SAM Strategic Growth
Portfolio
Short-Term Income
Fund SmallCap Fund
Investment in securities--at cost ................................................................
$ – $ 2,901,569 $ 1,101,641
Investment in affiliated Funds--at cost ..........................................................
$ 1,580,404 $ 83,891 $ 27,136
Assets
Investment in securities--at value  ................................................................ $ – $ 2,762,342
(a)
$ 1,036,206
(a)
Investment in affiliated Funds--at value ........................................................... 1,853,159 83,891 27,136
Cash ............................................................................................... – – 3
Deposits with counterparty ........................................................................ – 3,844 –
Receivables:
Dividends and interest ....................................................................... 50 13,298 313
Expense reimbursement from Manager ..................................................... – – 39
Expense reimbursement from Distributor ................................................... 6 2 3
Fund shares sold ............................................................................. 957 9,461 1,713
Investment securities sold ................................................................... – 1,367 7
Other assets ........................................................................................ – – 1
Total Assets   1,854,172 2,874,205 1,065,421
Liabilities
Accrued management and investment advisory fees .............................................. 456 946 691
Accrued administrative service fees .............................................................. 1 1 2
Accrued distribution fees .......................................................................... 342 74 79
Accrued service fees .............................................................................. 7 7 19
Accrued transfer agent fees ....................................................................... 169 260 226
Accrued directors' expenses ....................................................................... 2 4 1
Accrued professional fees ......................................................................... 16 33 22
Accrued other expenses ........................................................................... 15 60 41
Payables:
Dividends payable ........................................................................... – 8,324 –
Fund shares redeemed ....................................................................... 786 6,280 1,013
Investment securities purchased ............................................................ 202 – –
Variation margin on futures ................................................................. – 227 –
Collateral obligation on securities loaned, at value ............................................... – 3,338 1,697
Total Liabilities
1,996 19,554 3,791
Net Assets Applicable to Outstanding Shares ..................................................
$ 1,852,176 $ 2,854,651 $ 1,061,630
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 1,604,139 $ 3,051,204 $ 1,094,050
Total distributable earnings (accumulated loss) ...................................................
248,037 (196,553) (32,420)
Total Net Assets
$ 1,852,176 $ 2,854,651 $ 1,061,630

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2023

See accompanying notes.
Amounts in thousands, except per share amounts
SAM Strategic Growth
Portfolio
Short-Term Income
Fund SmallCap Fund
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 1,875,000 1,220,000 700,000
Net Asset Value Per Share:
Class A: Net Assets ................................................................................ $ 1,081,383 $ 316,038 $ 230,211
Shares Issued and Outstanding .............................................................. 59,722 27,307 10,999
Net Asset Value per share ................................................................... $ 18.11
(b)
$ 11.57
(b)
$ 20.93
(b)
Maximum Offering Price ....................................................................
$ 19.16 $ 11.84 $ 22.15
Class C: Net Assets ................................................................................ $ 66,235 $ 17,277 N/A
Shares Issued and Outstanding .............................................................. 4,261 1,493
Net Asset Value per share ...................................................................
$ 15.54
(b)
$ 11.58
(b)
Class J: Net Assets ................................................................................ $ 372,876 $ 115,360 $ 165,565
Shares Issued and Outstanding .............................................................. 21,707 9,975 8,362
Net Asset Value per share ...................................................................
$ 17.18
(b)
$ 11.56
(b)
$ 19.80
(b)
Institutional: Net Assets ........................................................................... $ 299,870 $ 2,375,615 $ 378,571
Shares Issued and Outstanding .............................................................. 17,135 205,406 16,343
Net Asset Value per share ...................................................................
$ 17.50 $ 11.57 $ 23.16
R-1: Net Assets .................................................................................... $ 430 $ 425 $ 1,111
Shares Issued and Outstanding .............................................................. 25 37 58
Net Asset Value per share ...................................................................
$ 17.34 $ 11.57 $ 19.03
R-3: Net Assets .................................................................................... $ 6,746 $ 9,999 $ 14,313
Shares Issued and Outstanding .............................................................. 394 864 691
Net Asset Value per share ...................................................................
$ 17.10 $ 11.57 $ 20.72
R-4: Net Assets .................................................................................... $ 5,357 $ 11,321 $ 32,239
Shares Issued and Outstanding .............................................................. 308 979 1,464
Net Asset Value per share ...................................................................
$ 17.39 $ 11.57 $ 22.02
R-5: Net Assets .................................................................................... $ 19,279 $ 8,616 $ 38,705
Shares Issued and Outstanding .............................................................. 1,119 744 1,698
Net Asset Value per share ...................................................................
$ 17.23 $ 11.58 $ 22.79
R-6: Net Assets .................................................................................... N/A N/A $ 200,915
Shares Issued and Outstanding .............................................................. 8,663
Net Asset Value per share ...................................................................
$ 23.19
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2023

See accompanying notes.
Amounts in thousands, except per share amounts
SmallCap Growth
Fund I
SmallCap S&P 600
Index Fund
SmallCap Value Fund
II
Investment in securities--at cost ................................................................
$ 2,042,471 $ 933,602 $ 1,193,567
Investment in affiliated Funds--at cost ..........................................................
$ 76,745 $ 19,882 $ 61,517
Assets
Investment in securities--at value  ................................................................ $ 1,959,606
(a)
$ 1,025,200
(a)
$ 1,123,818
(a)
Investment in affiliated Funds--at value ........................................................... 76,745 19,882 61,517
Cash ............................................................................................... 74 – 22
Deposits with counterparty ........................................................................ 130 1,575 992
Receivables:
Dividends and interest ....................................................................... 456 560 727
Expense reimbursement from Manager ..................................................... 70 12 40
Expense reimbursement from Distributor ................................................... 1 3 –
Fund shares sold ............................................................................. 381 2,006 1,483
Interfund lending ............................................................................ 4,240 – –
Investment securities sold ................................................................... 11,348 – 6,115
Variation margin on futures ................................................................. 11 190 117
Total Assets   2,053,062 1,049,428 1,194,831
Liabilities
Accrued management and investment advisory fees .............................................. 1,520 136 953
Accrued administrative service fees .............................................................. 1 7 1
Accrued distribution fees .......................................................................... 11 38 4
Accrued service fees .............................................................................. 9 39 4
Accrued transfer agent fees ....................................................................... 51 65 60
Accrued directors' expenses ....................................................................... 3 1 1
Accrued professional fees ......................................................................... 20 19 20
Accrued other expenses ........................................................................... 71 23 61
Payables:
Fund shares redeemed ....................................................................... 2,450 1,950 1,390
Investment securities purchased ............................................................ 4,852 – 8,030
Collateral obligation on securities loaned, at value ............................................... 24,507 4,107 15,876
Total Liabilities
33,495 6,385 26,400
Net Assets Applicable to Outstanding Shares ..................................................
$ 2,019,567 $ 1,043,043 $ 1,168,431
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................................... $ 2,187,075 $ 925,062 $ 1,219,171
Total distributable earnings (accumulated loss) ...................................................
(167,508) 117,981 (50,740)
Total Net Assets
$ 2,019,567 $ 1,043,043 $ 1,168,431
Capital Stock (par value: $.01 per share):
Shares authorized .................................................................................. 870,000 425,000 700,000
Net Asset Value Per Share:
Class J : Net Assets ................................................................................ $ 56,943 $ 152,416 $ 19,813
Shares Issued and Outstanding .............................................................. 8,263 7,480 2,004
Net Asset Value per share ...................................................................
$ 6 .89
(b)
$ 20 .38
(b)
$ 9 .88
(b)
Institutional : Net Assets ........................................................................... $ 133,979 $ 200,564 $ 193,833
Shares Issued and Outstanding .............................................................. 11,487 9,056 18,754
Net Asset Value per share ...................................................................
$ 11 .66 $ 22 .15 $ 10 .34
R-1 : Net Assets .................................................................................... $ 1,254 $ 5,454 $ 642
Shares Issued and Outstanding .............................................................. 158 253 73
Net Asset Value per share ...................................................................
$ 7 .92 $ 21 .57 $ 8 .75
R-3 : Net Assets .................................................................................... $ 11,855 $ 64,740 $ 4,937
Shares Issued and Outstanding .............................................................. 1,385 2,850 512
Net Asset Value per share ...................................................................
$ 8 .56 $ 22 .72 $ 9 .65
R-4 : Net Assets .................................................................................... $ 8,538 $ 24,254 $ 2,741
Shares Issued and Outstanding .............................................................. 888 1,050 277
Net Asset Value per share ...................................................................
$ 9 .61 $ 23 .11 $ 9 .89
R-5 : Net Assets .................................................................................... $ 20,970 $ 80,736 $ 10,587
Shares Issued and Outstanding .............................................................. 2,011 3,466 1,052
Net Asset Value per share ...................................................................
$ 10 .43 $ 23 .29 $ 10 .06
R-6 : Net Assets .................................................................................... $ 1,786,028 $ 514,879 $ 935,878
Shares Issued and Outstanding .............................................................. 152,669 23,259 90,606
Net Asset Value per share ...................................................................
$ 11 .70 $ 22 .14 $ 10 .33
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2023

See accompanying notes.
Amounts in thousands, except per share amounts Tax-Exempt Bond Fund
Investment in securities--at cost ............................................................................................................................
$ 595,665
Assets
Investment in securities--at value  ............................................................................................................................ $ 554,649
Cash ........................................................................................................................................................... 78
Receivables:
Dividends and interest ................................................................................................................................... 8,711
Expense reimbursement from Manager ................................................................................................................. 13
Fund shares sold ......................................................................................................................................... 4,020
Other assets .................................................................................................................................................... 9
Total Assets   567,480
Liabilities
Accrued management and investment advisory fees .......................................................................................................... 187
Accrued distribution fees ...................................................................................................................................... 71
Accrued transfer agent fees ................................................................................................................................... 94
Accrued directors' expenses ................................................................................................................................... 1
Accrued professional fees ..................................................................................................................................... 40
Accrued other expenses ....................................................................................................................................... 13
Payables:
Dividends payable ....................................................................................................................................... 1,680
Fund shares redeemed ................................................................................................................................... 2,321
Interest expense and fees payable ....................................................................................................................... 226
Investment securities purchased ........................................................................................................................ 976
Floating rate notes issued .....................................................................................................................................
17,322
Total Liabilities
22,931
Net Assets Applicable to Outstanding Shares ..............................................................................................................
$ 544,549
Net Assets Consist of:
Capital shares and additional paid-in-capital ................................................................................................................. $ 647,653
Total distributable earnings (accumulated loss) ...............................................................................................................
(103,104)
Total Net Assets
$ 544,549
Capital Stock (par value: $.01 per share):
Shares authorized .............................................................................................................................................. 450,000
Net Asset Value Per Share:
Class A : Net Assets ............................................................................................................................................ $ 261,663
Shares Issued and Outstanding .......................................................................................................................... 41,273
Net Asset Value per share ............................................................................................................................... $ 6 .34
(a)
Maximum Offering Price ................................................................................................................................
$ 6 .59
Class C : Net Assets ............................................................................................................................................ $ 16,673
Shares Issued and Outstanding .......................................................................................................................... 2,620
Net Asset Value per share ...............................................................................................................................
$ 6 .36
(a)
Institutional : Net Assets ....................................................................................................................................... $ 266,213
Shares Issued and Outstanding .......................................................................................................................... 41,936
Net Asset Value per share ...............................................................................................................................
$ 6 .35
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2023

See accompanying notes.
Amounts in thousands
California Municipal
Fund
Core Fixed Income
Fund
(a)
Core Plus Bond
Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ – $ 15,808 $ 628
Dividends ............................................................................................... 14 2,480 239
Interest .................................................................................................. 21,745 315,422 23,053
Securities lending - net .................................................................................
– 189 132
Total Income 21,759 333,899 24,052
Expenses:
Management and investment advisory fees ............................................................ 2,290 37,053 3,047
Distribution f ees - Class A ............................................................................. 812 519 177
Distribution f ees - Class C ............................................................................. 251 99 N/A
Distribution f ees - Class J .............................................................................. N/A 129 156
Distribution f ees - R-1 ................................................................................. N/A 25 11
Distribution f ees - R-3 ................................................................................. N/A 25 37
Distribution f ees - R-4 ................................................................................. N/A 9 5
Administrative service fees - R-1 ...................................................................... N/A 20 9
Administrative service fees - R-3 ...................................................................... N/A 7 10
Administrative service fees - R-4 ...................................................................... N/A 3 1
Administrative service fees - R-5 ...................................................................... N/A 2 4
Registration fees - Class A ............................................................................. 18 18 15
Registration fees - Class C ............................................................................. 16 8 N/A
Registration fees - Class J .............................................................................. N/A 21 14
Registration fees - Institutional ........................................................................ 33 71 27
Registration fees - R-6 ................................................................................. N/A 17 N/A
Service fees - R-1 ...................................................................................... N/A 18 8
Service fees - R-3 ...................................................................................... N/A 25 37
Service fees - R-4 ...................................................................................... N/A 22 12
Service fees - R-5 ...................................................................................... N/A 50 99
Shareholder meeting expense .......................................................................... 19 123 174
Shareholder reports - Class A .......................................................................... 4 28 12
Shareholder reports - Class C .......................................................................... 1 2 N/A
Shareholder reports - Class J ........................................................................... N/A 3 13
Shareholder reports - Institutional ..................................................................... 4 84 28
Transfer agent fees - Class A ........................................................................... 160 245 139
Transfer agent fees - Class C ........................................................................... 19 20 N/A
Transfer agent fees - Class J ........................................................................... N/A 71 212
Transfer agent fees - Institutional ...................................................................... 166 876 457
Chief compliance officer expenses ..................................................................... – 6 –
Custodian fees .......................................................................................... – 7 18
Directors' expenses ..................................................................................... 17 243 18
Interest expense and fees ............................................................................... 944 – –
Professional fees ....................................................................................... 49 48 57
Other expenses ......................................................................................... 15 104 9
Total Gross Expenses 4,818 40,001 4,806
Less: Reimbursement from Manager .................................................................. – – 120
Less: Reimbursement from Manager - Class A ........................................................ – – 155
Less: Reimbursement from Manager - Institutional ................................................... 99 439 349
Less: Reimbursement from Distributor - Class J ...................................................... N/A 17 21
Total Net Expenses 4,719 39,545 4,161
Net Investment Income (Loss) 17,040 294,354 19,891
Net Realized and Unrealized Gain (Loss) on investments, futures and swap agreements
Net realized gain (loss) from:
Investment transactions ................................................................................ (6,804) 7,586 (30,113)
Futures contracts ....................................................................................... – – (5,069)
Swap agreements ....................................................................................... – – (4,323)
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 7,446 (290,027) 17,838
Futures contracts ....................................................................................... – – (931)
Swap agreements ....................................................................................... – – (111)
Net Realized and Unrealized Gain (Loss) on investments, futures and swap agreements 642 (282,441) (22,709)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 17,682 $ 11,913 $ (2,818)
(a)
Class C shares discontinued operations and converted to Class A shares on May 19, 2023.

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2023

See accompanying notes.
Amounts in thousands
Diversified Income
Fund
Diversified
International Fund Equity Income Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 4,260 $ 4,573 $ 7,552
Dividends ............................................................................................... 19,082 123,603 254,673
Foreign tax reclaims .................................................................................... – 12,239 –
Withholding tax ........................................................................................ (56) (9,981) (6,327)
Interest .................................................................................................. 184,838 49 32
Securities lending - net .................................................................................
483 160 1,117
IRS closing agreement fees related to foreign tax reclaims ............................................
– (8,451) –
Total Income 208,607 122,192 257,047
Expenses:
Management and investment advisory fees ............................................................ 19,900 34,977 45,385
Distribution f ees - Class A ............................................................................. 2,796 530 2,954
Distribution f ees - Class C ............................................................................. 2,209 N/A 896
Distribution f ees - Class J .............................................................................. N/A 212 118
Distribution f ees - R-1 ................................................................................. N/A 8 7
Distribution f ees - R-3 ................................................................................. N/A 24 72
Distribution f ees - R-4 ................................................................................. N/A 7 25
Administrative service fees - R-1 ...................................................................... N/A 6 5
Administrative service fees - R-3 ...................................................................... N/A 7 20
Administrative service fees - R-4 ...................................................................... N/A 2 8
Administrative service fees - R-5 ...................................................................... N/A 2 14
Registration fees - Class A ............................................................................. 31 16 28
Registration fees - Class C ............................................................................. 20 N/A 16
Registration fees - Class J .............................................................................. N/A 14 15
Registration fees - Institutional ........................................................................ 44 23 50
Registration fees - R-6 ................................................................................. 17 18 N/A
Service fees - R-1 ...................................................................................... N/A 6 5
Service fees - R-3 ...................................................................................... N/A 24 72
Service fees - R-4 ...................................................................................... N/A 16 63
Service fees - R-5 ...................................................................................... N/A 55 362
Shareholder meeting expense .......................................................................... 311 250 319
Shareholder reports - Class A .......................................................................... 109 20 58
Shareholder reports - Class C .......................................................................... 26 N/A 6
Shareholder reports - Class J ........................................................................... N/A 8 2
Shareholder reports - Institutional ..................................................................... 148 37 93
Shareholder reports - R-6 .............................................................................. 5 1 N/A
Transfer agent fees - Class A ........................................................................... 1,017 382 1,084
Transfer agent fees - Class C ........................................................................... 204 N/A 91
Transfer agent fees - Class J ........................................................................... N/A 245 74
Transfer agent fees - Institutional ...................................................................... 1,295 501 2,336
Chief compliance officer expenses ..................................................................... 2 3 5
Custodian fees .......................................................................................... 68 664 148
Directors' expenses ..................................................................................... 77 115 221
Professional fees ....................................................................................... 79 151 68
Other expenses ......................................................................................... 46 1,535 110
Total Gross Expenses 28,404 39,859 54,730
Less: Reimbursement from Manager .................................................................. 418 – –
Less: Reimbursement from Manager - Institutional ................................................... 1,308 199 1,679
Less: Reimbursement from Manager - R-6 ............................................................ 22 – N/A
Less: Reimbursement from Distributor - Class J ...................................................... N/A 28 16
Total Net Expenses 26,656 39,632 53,035
Net Investment Income (Loss) 181,951 82,560 204,012
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures
Net realized gain (loss) from:
Investment transactions  ( net of foreign taxes of  $ 0 , $ (669) and $ 0 , respectively) .................... (303,426) (23,375) 75,583
Foreign currency contracts ............................................................................. (1,613) – –
Foreign currency transactions .......................................................................... 345 (1,517) –
Futures contracts ....................................................................................... (3,152) – –
Net change in unrealized appreciation/(depreciation) of:
Investments  (net of foreign taxes of $ 0 , $ (541) and $ 0 , respectively) ................................. 233,600 405,197 (260,238)
Foreign currency contracts ............................................................................. 165 – –
Futures contracts ....................................................................................... (146) – –
Translation of assets and liabilities in foreign currencies .............................................. 302 551 –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures (73,925) 380,856 (184,655)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 108,026 $ 463,416 $ 19,357

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2023

See accompanying notes.
Amounts in thousands
Finisterre Emerging
Markets Total
Return Bond Fund
Global Emerging
Markets Fund
Global Real Estate
Securities Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 2,061 $ 272 $ 1,257
Dividends ............................................................................................... – 6,223 73,506
Foreign tax reclaims .................................................................................... – – 18
Withholding tax ........................................................................................ (181) (510) (2,688)
Interest .................................................................................................. 32,660 4 6
Securities lending - net .................................................................................
– 11 54
IRS closing agreement fees related to foreign tax reclaims ............................................
– – (4)
Total Income 34,540 6,000 72,149
Expenses:
Management and investment advisory fees ............................................................ 3,290 2,253 18,639
Distribution f ees - Class A ............................................................................. N/A 174 185
Distribution f ees - Class J .............................................................................. N/A 106 N/A
Distribution f ees - R-1 ................................................................................. N/A 4 N/A
Distribution f ees - R-3 ................................................................................. N/A 11 2
Distribution f ees - R-4 ................................................................................. N/A 2 1
Administrative service fees - R-1 ...................................................................... N/A 3 N/A
Administrative service fees - R-3 ...................................................................... N/A 3 –
Administrative service fees - R-4 ...................................................................... N/A 1 –
Administrative service fees - R-5 ...................................................................... N/A 1 1
Registration fees - Class A ............................................................................. N/A 19 17
Registration fees - Class J .............................................................................. N/A 14 N/A
Registration fees - Institutional ........................................................................ 44 16 59
Registration fees - R-6 ................................................................................. N/A 15 21
Service fees - R-1 ...................................................................................... N/A 3 N/A
Service fees - R-3 ...................................................................................... N/A 11 2
Service fees - R-4 ...................................................................................... N/A 6 2
Service fees - R-5 ...................................................................................... N/A 13 17
Shareholder meeting expense .......................................................................... 27 139 206
Shareholder reports - Class A .......................................................................... N/A 10 8
Shareholder reports - Class J ........................................................................... N/A 5 N/A
Shareholder reports - Institutional ..................................................................... 49 26 115
Shareholder reports - R-6 .............................................................................. N/A – 15
Transfer agent fees - Class A ........................................................................... N/A 167 122
Transfer agent fees - Class J ........................................................................... N/A 165 N/A
Transfer agent fees - Institutional ...................................................................... 347 95 1,381
Chief compliance officer expenses ..................................................................... – – 1
Custodian fees .......................................................................................... 93 141 121
Directors' expenses ..................................................................................... 13 9 54
Professional fees ....................................................................................... 53 48 42
Other expenses ......................................................................................... 6 7 89
Total Gross Expenses 3,922 3,467 21,100
Less: Reimbursement from Manager - Class A ........................................................ N/A 166 –
Less: Reimbursement from Manager - Class J ......................................................... N/A 182 N/A
Less: Reimbursement from Manager - Institutional ................................................... 193 137 912
Less: Reimbursement from Manager - R-6 ............................................................ N/A 18 –
Less: Reimbursement from Distributor - Class J ...................................................... N/A 14 N/A
Total Net Expenses 3,729 2,950 20,188
Net Investment Income (Loss) 30,811 3,050 51,961
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements
Net realized gain (loss) from:
Investment transactions  ( net of foreign taxes of  $ 0 , $ (517) and $ 0 , respectively) .................... (31,247) (1,968) (93,657)
Foreign currency contracts ............................................................................. (5,162) – –
Foreign currency transactions .......................................................................... 2,656 (142) (223)
Futures contracts ....................................................................................... (6,180) – –
Swap agreements ....................................................................................... (3,025) – –
Net change in unrealized appreciation/(depreciation) of:
Investments  (net of foreign taxes of $ 0 , $ 112 and $ 0 , respectively) ................................... 52,430 28,080 (28,802)
Foreign currency contracts ............................................................................. 508 – –
Futures contracts ....................................................................................... (77) – –
Swap agreements ....................................................................................... (368) – –
Translation of assets and liabilities in foreign currencies .............................................. (25) (107) 89
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements 9,510 25,863 (122,593)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 40,321 $ 28,913 $ (70,632)

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2023

See accompanying notes.
Amounts in thousands
Government & High
Quality Bond Fund
Government Money
Market Fund
(a)
High Income Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 561 $ – $ 2,633
Dividends ............................................................................................... 13 9,911 –
Interest .................................................................................................. 20,023 148,466 228,768
Securities lending - net .................................................................................
37 – 1,059
Total Income 20,634 158,377 232,460
Expenses:
Management and investment advisory fees ............................................................ 3,177 4,936 19,133
Distribution f ees - Class A ............................................................................. 249 N/A N/A
Distribution f ees - Class J .............................................................................. 115 N/A N/A
Distribution f ees - R-1 ................................................................................. 6 N/A N/A
Distribution f ees - R-3 ................................................................................. 8 N/A N/A
Distribution f ees - R-4 ................................................................................. 5 N/A N/A
Administrative service fees - R-1 ...................................................................... 5 N/A N/A
Administrative service fees - R-3 ...................................................................... 2 N/A N/A
Administrative service fees - R-4 ...................................................................... 1 N/A N/A
Administrative service fees - R-5 ...................................................................... 1 N/A N/A
Registration fees - Class A ............................................................................. 16 N/A N/A
Registration fees - Class J .............................................................................. 17 N/A N/A
Registration fees - Institutional ........................................................................ 19 3 25
Registration fees - R-6 ................................................................................. N/A 29 N/A
Service fees - R-1 ...................................................................................... 5 N/A N/A
Service fees - R-3 ...................................................................................... 8 N/A N/A
Service fees - R-4 ...................................................................................... 12 N/A N/A
Service fees - R-5 ...................................................................................... 23 N/A N/A
Shareholder meeting expense .......................................................................... 136 1 2
Shareholder reports - Class A .......................................................................... 16 N/A N/A
Shareholder reports - Class J ........................................................................... 5 N/A N/A
Shareholder reports - Institutional ..................................................................... 20 – 1
Transfer agent fees - Class A ........................................................................... 234 N/A N/A
Transfer agent fees - Class J ........................................................................... 141 N/A N/A
Transfer agent fees - Institutional ...................................................................... 126 23 53
Chief compliance officer expenses ..................................................................... – 2 2
Custodian fees .......................................................................................... 5 34 84
Directors' expenses ..................................................................................... 19 84 78
Professional fees ....................................................................................... 52 33 56
Other expenses ......................................................................................... 11 39 37
Total Gross Expenses 4,434 5,184 19,471
Less: Reimbursement from Manager .................................................................. – 278 471
Less: Reimbursement from Manager - Institutional ................................................... 54 26 –
Less: Reimbursement from Manager - R-1 ............................................................ 2 N/A N/A
Less: Reimbursement from Manager - R-3 ............................................................ 3 N/A N/A
Less: Reimbursement from Manager - R-4 ............................................................ 4 N/A N/A
Less: Reimbursement from Manager - R-5 ............................................................ 8 N/A N/A
Less: Reimbursement from Manager - R-6 ............................................................ N/A 198 N/A
Less: Reimbursement from Distributor - Class J ...................................................... 15 N/A N/A
Total Net Expenses 4,348 4,682 19,000
Net Investment Income (Loss) 16,286 153,695 213,460
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements
Net realized gain (loss) from:
Investment transactions ................................................................................ (23,496) 139 (122,275)
Foreign currency contracts ............................................................................. – – 342
Foreign currency transactions .......................................................................... – – 27
Futures contracts ....................................................................................... (5,990) – –
Swap agreements ....................................................................................... – – 2,735
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 13,306 – 88,335
Foreign currency contracts ............................................................................. – – 72
Futures contracts ....................................................................................... 814 – –
Swap agreements ....................................................................................... – – (1,340)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements (15,366) 139 (32,104)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 920 $ 153,834 $ 181,356
(a)
Class R-6 shares commenced operations on December 12, 2022.

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2023

See accompanying notes.
Amounts in thousands High Yield Fund
Inflation Protection
Fund International Fund I
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 3,673 $ 451 $ 134
Dividends ............................................................................................... 323 – 11,544
Foreign tax reclaims .................................................................................... – – 3,127
Withholding tax ........................................................................................ – – (1,009)
Interest .................................................................................................. 146,331 64,869 5
Securities lending - net .................................................................................
478 29 16
IRS closing agreement fees related to foreign tax reclaims ............................................
– – (1,860)
Total Income 150,805 65,349 11,957
Expenses:
Management and investment advisory fees ............................................................ 11,665 5,925 1,987
Distribution f ees - Class A ............................................................................. 1,081 N/A N/A
Distribution f ees - Class C ............................................................................. 358 N/A N/A
Distribution f ees - Class J .............................................................................. N/A 25 N/A
Distribution f ees - R-1 ................................................................................. N/A 2 4
Distribution f ees - R-3 ................................................................................. N/A 14 3
Distribution f ees - R-4 ................................................................................. N/A 4 1
Administrative service fees - R-1 ...................................................................... N/A 2 3
Administrative service fees - R-3 ...................................................................... N/A 4 1
Administrative service fees - R-4 ...................................................................... N/A 1 –
Registration fees - Class A ............................................................................. 49 N/A N/A
Registration fees - Class C ............................................................................. 16 N/A N/A
Registration fees - Class J .............................................................................. N/A 14 N/A
Registration fees - Institutional ........................................................................ 100 26 19
Registration fees - R-6 ................................................................................. 19 N/A 15
Service fees - R-1 ...................................................................................... N/A 2 3
Service fees - R-3 ...................................................................................... N/A 14 3
Service fees - R-4 ...................................................................................... N/A 10 2
Service fees - R-5 ...................................................................................... N/A 11 5
Shareholder meeting expense .......................................................................... 205 28 14
Shareholder reports - Class A .......................................................................... 38 N/A N/A
Shareholder reports - Class C .......................................................................... 3 N/A N/A
Shareholder reports - Institutional ..................................................................... 89 20 26
Shareholder reports - R-6 .............................................................................. 4 N/A 2
Transfer agent fees - Class A ........................................................................... 563 N/A N/A
Transfer agent fees - Class C ........................................................................... 51 N/A N/A
Transfer agent fees - Class J ........................................................................... N/A 22 N/A
Transfer agent fees - Institutional ...................................................................... 1,216 64 119
Chief compliance officer expenses ..................................................................... 1 1 –
Custodian fees .......................................................................................... 13 16 94
Directors' expenses ..................................................................................... 56 39 9
Professional fees ....................................................................................... 55 51 441
Other expenses ......................................................................................... 40 41 16
Total Gross Expenses 15,622 6,336 2,767
Less: Reimbursement from Manager - Institutional ................................................... 445 – 90
Less: Reimbursement from Manager - R-6 ............................................................ – N/A 42
Less: Reimbursement from Distributor - Class J ...................................................... N/A 3 N/A
Total Net Expenses 15,177 6,333 2,635
Net Investment Income (Loss) 135,628 59,016 9,322

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2023

See accompanying notes.
Amounts in thousands High Yield Fund
Inflation Protection
Fund International Fund I
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements
Net realized gain (loss) from:
Investment transactions  ( net of foreign taxes of  $ 0 , $ 0 and $ (8) , respectively) ...................... (24,353) (66,966) (2,670)
Foreign currency contracts ............................................................................. 262 (178) –
Foreign currency transactions .......................................................................... (2) 93 (751)
Futures contracts ....................................................................................... – 5,774 –
Options and swaptions ................................................................................. – 2,238 –
Short sales .............................................................................................. – 89 –
Swap agreements ....................................................................................... – (2,269) –
Net change in unrealized appreciation/(depreciation) of:
Investments  (net of foreign taxes of $ 0 , $ 0 and $ 35 , respectively) .................................... 25,282 (6,497) 23,291
Foreign currency contracts ............................................................................. 173 126 –
Futures contracts ....................................................................................... – 930 –
Options and swaptions ................................................................................. – 1,484 –
Swap agreements ....................................................................................... – (91) –
Translation of assets and liabilities in foreign currencies .............................................. (2) 8 44
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements 1,360 (65,259) 19,914
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 136,988 $ (6,243) $ 29,236

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2023

See accompanying notes.
Amounts in thousands
LargeCap Growth
Fund I
LargeCap S&P 500
Index Fund
(a)
LargeCap Value
Fund III
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 11,214 $ 5,513 $ 3,593
Dividends ............................................................................................... 54,602 97,297 59,404
Withholding tax ........................................................................................ (507) (25) (60)
Interest .................................................................................................. 228 273 61
Securities lending - net .................................................................................
71 75 156
Total Income 65,608 103,133 63,154
Expenses:
Management and investment advisory fees ............................................................ 62,188 8,429 20,849
Distribution f ees - Class A ............................................................................. 1,048 901 N/A
Distribution f ees - Class C ............................................................................. N/A 246 N/A
Distribution f ees - Class J .............................................................................. 451 1,318 125
Distribution f ees - R-1 ................................................................................. 34 44 14
Distribution f ees - R-3 ................................................................................. 157 345 16
Distribution f ees - R-4 ................................................................................. 48 108 1
Administrative service fees - R-1 ...................................................................... 27 35 11
Administrative service fees - R-3 ...................................................................... 44 97 4
Administrative service fees - R-4 ...................................................................... 14 32 –
Administrative service fees - R-5 ...................................................................... 16 26 1
Registration fees - Class A ............................................................................. 19 27 N/A
Registration fees - Class C ............................................................................. N/A 9 N/A
Registration fees - Class J .............................................................................. 19 31 14
Registration fees - Institutional ........................................................................ 22 33 22
Registration fees - R-6 ................................................................................. 24 N/A N/A
Service fees - R-1 ...................................................................................... 24 31 10
Service fees - R-3 ...................................................................................... 157 345 16
Service fees - R-4 ...................................................................................... 121 270 3
Service fees - R-5 ...................................................................................... 401 643 14
Shareholder meeting expense .......................................................................... 259 343 50
Shareholder reports - Class A .......................................................................... 30 46 N/A
Shareholder reports - Class C .......................................................................... N/A 3 N/A
Shareholder reports - Class J ........................................................................... 5 22 4
Shareholder reports - Institutional ..................................................................... 14 39 21
Shareholder reports - R-6 .............................................................................. 4 N/A N/A
Transfer agent fees - Class A ........................................................................... 477 520 N/A
Transfer agent fees - Class C ........................................................................... N/A 29 N/A
Transfer agent fees - Class J ........................................................................... 166 348 91
Transfer agent fees - Institutional ...................................................................... 2,245 328 299
Chief compliance officer expenses ..................................................................... 6 3 1
Custodian fees .......................................................................................... 29 14 27
Directors' expenses ..................................................................................... 253 149 66
Professional fees ....................................................................................... 52 26 25
Other expenses ......................................................................................... 144 125 33
Total Gross Expenses 68,498 14,965 21,717
Less: Reimbursement from Manager .................................................................. 1,661 – 1,781
Less: Reimbursement from Manager - Class C ........................................................ N/A 11 N/A
Less: Reimbursement from Distributor - Class J ...................................................... 60 176 16
Total Net Expenses 66,777 14,778 19,920
Net Investment Income (Loss) (1,169) 88,355 43,234
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ................................................................................ 737,488
(b)
213,256 67,609
Futures contracts ....................................................................................... 5,891 4,819 (584)
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 893,247 243,410 (111,827)
Futures contracts ....................................................................................... (6,152) (9,268) (402)
Net Realized and Unrealized Gain (Loss) on investments and futures 1,630,474 452,217 (45,204)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 1,629,305 $ 540,572 $ (1,970)
(a)
Class C shares discontinued operations and converted to Class A shares on May 19, 2023.
(b)
During the year ended October 31, 2023, the Fund experienced a one-time gain of $22,893 as a result of a reimbursement by a service provider.

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2023

See accompanying notes.
Amounts in thousands MidCap Fund
MidCap Growth
Fund
MidCap Growth
Fund III
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 1,066 $ 273 $ 1,310
Dividends ............................................................................................... 126,146 969 7,028
Withholding tax ........................................................................................ (4,488) – (64)
Interest .................................................................................................. 20 2 31
Securities lending - net .................................................................................
23 118 44
Total Income 122,767 1,362 8,349
Expenses:
Management and investment advisory fees ............................................................ 110,525 1,481 9,644
Distribution f ees - Class A ............................................................................. 4,170 N/A N/A
Distribution f ees - Class C ............................................................................. 368 N/A N/A
Distribution f ees - Class J .............................................................................. 462 122 61
Distribution f ees - R-1 ................................................................................. 303 3 4
Distribution f ees - R-3 ................................................................................. 113 44 8
Distribution f ees - R-4 ................................................................................. 50 5 2
Administrative service fees - R-1 ...................................................................... 242 3 3
Administrative service fees - R-3 ...................................................................... 32 12 2
Administrative service fees - R-4 ...................................................................... 15 1 1
Administrative service fees - R-5 ...................................................................... 26 1 –
Registration fees - Class A ............................................................................. 36 N/A N/A
Registration fees - Class C ............................................................................. 14 N/A N/A
Registration fees - Class J .............................................................................. 16 15 15
Registration fees - Institutional ........................................................................ 113 18 17
Registration fees - R-6 ................................................................................. 66 N/A N/A
Service fees - R-1 ...................................................................................... 216 2 3
Service fees - R-3 ...................................................................................... 113 44 8
Service fees - R-4 ...................................................................................... 124 12 4
Service fees - R-5 ...................................................................................... 645 13 7
Shareholder meeting expense .......................................................................... 1,773 32 17
Shareholder reports - Class A .......................................................................... 77 N/A N/A
Shareholder reports - Class C .......................................................................... 3 N/A N/A
Shareholder reports - Class J ........................................................................... 6 2 2
Shareholder reports - Institutional ..................................................................... 562 7 –
Shareholder reports - R-6 .............................................................................. 527 N/A N/A
Transfer agent fees - Class A ........................................................................... 1,504 N/A N/A
Transfer agent fees - Class C ........................................................................... 44 N/A N/A
Transfer agent fees - Class J ........................................................................... 180 65 46
Transfer agent fees - Institutional ...................................................................... 8,613 116 6
Chief compliance officer expenses ..................................................................... 11 – 1
Custodian fees .......................................................................................... 42 3 17
Directors' expenses ..................................................................................... 461 8 30
Professional fees ....................................................................................... 41 26 22
Other expenses ......................................................................................... 444 4 14
Total Gross Expenses 131,937 2,039 9,934
Less: Reimbursement from Manager .................................................................. – – 237
Less: Reimbursement from Manager - Institutional ................................................... – 51 –
Less: Reimbursement from Distributor - Class J ...................................................... 62 16 8
Total Net Expenses 131,875 1,972 9,689
Net Investment Income (Loss) (9,108) (610) (1,340)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures
Net realized gain (loss) from:
Investment transactions ................................................................................ 556,238 4,296 87,639
Investment transactions in affiliated securities ......................................................... (556) – –
Foreign currency transactions .......................................................................... (19) – –
Futures contracts ....................................................................................... – – 566
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 752,881 (13,543) (100,004)
Investment in affiliated securities ...................................................................... (37,923) – –
Futures contracts ....................................................................................... – – (504)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures 1,270,621 (9,247) (12,303)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 1,261,513 $ (9,857) $ (13,643)

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2023

See accompanying notes.
Amounts in thousands
MidCap S&P 400
Index Fund
MidCap Value
Fund I Money Market Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 1,242 $ 4,301 $ –
Dividends ............................................................................................... 19,381 72,872 1,813
Withholding tax ........................................................................................ – (79) –
Interest .................................................................................................. 71 70 45,659
Securities lending - net .................................................................................
210 258 –
Total Income 20,904 77,422 47,472
Expenses:
Management and investment advisory fees ............................................................ 1,952 23,972 3,809
Distribution f ees - Class A ............................................................................. N/A 116 –
Distribution f ees - Class J .............................................................................. 199 271 935
Distribution f ees - R-1 ................................................................................. 20 8 N/A
Distribution f ees - R-3 ................................................................................. 167 29 N/A
Distribution f ees - R-4 ................................................................................. 43 10 N/A
Administrative service fees - R-1 ...................................................................... 16 7 N/A
Administrative service fees - R-3 ...................................................................... 47 8 N/A
Administrative service fees - R-4 ...................................................................... 13 3 N/A
Administrative service fees - R-5 ...................................................................... 9 3 N/A
Registration fees - Class A ............................................................................. N/A 15 45
Registration fees - Class J .............................................................................. 15 16 47
Registration fees - Institutional ........................................................................ 20 41 N/A
Registration fees - R-6 ................................................................................. 18 17 N/A
Service fees - R-1 ...................................................................................... 14 6 N/A
Service fees - R-3 ...................................................................................... 168 29 N/A
Service fees - R-4 ...................................................................................... 108 24 N/A
Service fees - R-5 ...................................................................................... 228 78 N/A
Shareholder meeting expense .......................................................................... 69 221 247
Shareholder reports - Class A .......................................................................... N/A 4 22
Shareholder reports - Class J ........................................................................... 3 6 20
Shareholder reports - Institutional ..................................................................... 22 119 N/A
Shareholder reports - R-6 .............................................................................. 2 1 N/A
Transfer agent fees - Class A ........................................................................... N/A 75 119
Transfer agent fees - Class J ........................................................................... 89 170 49
Transfer agent fees - Institutional ...................................................................... 115 1,102 N/A
Chief compliance officer expenses ..................................................................... 1 2 1
Custodian fees .......................................................................................... 9 35 22
Directors' expenses ..................................................................................... 34 93 24
Professional fees ....................................................................................... 22 26 32
Other expenses ......................................................................................... 29 45 13
Total Gross Expenses 3,432 26,552 5,385
Less: Reimbursement from Manager .................................................................. – 755 –
Less: Reimbursement from Manager - Institutional ................................................... – 534 N/A
Less: Reimbursement from Distributor - Class J ...................................................... 27 36 935
Total Net Expenses 3,405 25,227 4,450
Net Investment Income (Loss) 17,499 52,195 43,022
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ................................................................................ 43,418 124,023 1
Futures contracts ....................................................................................... 3,064 1,126 –
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. (73,709) (226,878) –
Futures contracts ....................................................................................... (4,375) (2,145) –
Net Realized and Unrealized Gain (Loss) on investments and futures (31,602) (103,874) 1
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (14,103) $ (51,679) $ 43,023

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2023

See accompanying notes.
Amounts in thousands Overseas Fund
(a)
Principal Capital
Appreciation Fund
(b)
Principal LifeTime
2015 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 2,521 $ 3,213 $ 8,014
Dividends ............................................................................................... 83,977 48,181 –
Foreign tax reclaims .................................................................................... 8,689 – –
Withholding tax ........................................................................................ (6,481) (192) –
Interest .................................................................................................. 40 41 –
Securities lending - net .................................................................................
193 13 –
IRS closing agreement fees related to foreign tax reclaims ............................................
(4,457) – –
Total Income 84,482 51,256 8,014
Expenses:
Management and investment advisory fees ............................................................ 19,919 14,430 N/A
Distribution f ees - Class A ............................................................................. N/A 2,740 N/A
Distribution f ees - Class C ............................................................................. N/A 122 N/A
Distribution f ees - R-1 ................................................................................. – 5 7
Distribution f ees - R-3 ................................................................................. 2 53 46
Distribution f ees - R-4 ................................................................................. 1 9 8
Administrative service fees - R-1 ...................................................................... – 4 5
Administrative service fees - R-3 ...................................................................... – 15 13
Administrative service fees - R-4 ...................................................................... – 3 2
Administrative service fees - R-5 ...................................................................... N/A 3 2
Registration fees - Class A ............................................................................. N/A 20 N/A
Registration fees - Class C ............................................................................. N/A 8 N/A
Registration fees - Institutional ........................................................................ 41 34 15
Service fees - R-1 ...................................................................................... – 3 5
Service fees - R-3 ...................................................................................... 2 53 46
Service fees - R-4 ...................................................................................... 2 22 19
Service fees - R-5 ...................................................................................... N/A 77 45
Shareholder meeting expense .......................................................................... 19 173 1
Shareholder reports - Class A .......................................................................... N/A 58 N/A
Shareholder reports - Class C .......................................................................... N/A 2 N/A
Shareholder reports - Institutional ..................................................................... 29 38 –
Transfer agent fees - Class A ........................................................................... N/A 760 N/A
Transfer agent fees - Class C ........................................................................... N/A 17 N/A
Transfer agent fees - Institutional ...................................................................... 331 341 4
Chief compliance officer expenses ..................................................................... 1 2 –
Custodian fees .......................................................................................... 369 27 –
Directors' expenses ..................................................................................... 55 84 9
Professional fees ....................................................................................... 116 33 20
Other expenses ......................................................................................... 1,041 38 3
Total Gross Expenses 21,928 19,174 250
Less: Reimbursement from Manager .................................................................. 487 – –
Total Net Expenses 21,441 19,174 250
Net Investment Income (Loss) 63,041 32,082 7,764
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures
Net realized gain (loss) from:
Investment transactions ................................................................................ 98,361 11,313 –
Investment transactions in affiliated Funds ............................................................ – – 2,069
Foreign currency transactions .......................................................................... (1,547) (61) –
Futures contracts ....................................................................................... 294 – –
Capital gain distributions received from affiliated Funds .............................................. – – 3,703
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. 215,967 262,931 –
Investments in affiliated Funds ......................................................................... – – (2,955)
Futures contracts ....................................................................................... (583) – –
Translation of assets and liabilities in foreign currencies .............................................. 343 1 –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures 312,835 274,184 2,817
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 375,876 $ 306,266 $ 10,581
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on January 13, 2023.
(b)
Class C shares discontinued operations and converted to Class A shares on May 19, 2023.

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2023

See accompanying notes.
Amounts in thousands
Principal LifeTime
2020 Fund
Principal LifeTime
2025 Fund
Principal LifeTime
2030 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 73,081 $ 40,770 $ 115,378
Total Income 73,081 40,770 115,378
Expenses:
Distribution f ees - Class A ............................................................................. 224 N/A 331
Distribution f ees - Class J .............................................................................. 1,030 N/A 1,625
Distribution f ees - R-1 ................................................................................. 42 24 61
Distribution f ees - R-3 ................................................................................. 178 236 319
Distribution f ees - R-4 ................................................................................. 29 40 53
Administrative service fees - R-1 ...................................................................... 34 19 49
Administrative service fees - R-3 ...................................................................... 50 66 89
Administrative service fees - R-4 ...................................................................... 9 12 16
Administrative service fees - R-5 ...................................................................... 10 9 18
Registration fees - Class A ............................................................................. 16 N/A 15
Registration fees - Class J .............................................................................. 15 N/A 17
Registration fees - Institutional ........................................................................ 26 21 23
Service fees - R-1 ...................................................................................... 30 17 44
Service fees - R-3 ...................................................................................... 178 236 319
Service fees - R-4 ...................................................................................... 72 100 132
Service fees - R-5 ...................................................................................... 246 221 463
Shareholder meeting expense .......................................................................... 100 5 177
Shareholder reports - Class A .......................................................................... 3 N/A 5
Shareholder reports - Class J ........................................................................... 9 N/A 13
Shareholder reports - Institutional ..................................................................... – – 1
Transfer agent fees - Class A ........................................................................... 74 N/A 116
Transfer agent fees - Class J ........................................................................... 101 N/A 228
Transfer agent fees - Institutional ...................................................................... 34 16 76
Chief compliance officer expenses ..................................................................... 1 1 3
Directors' expenses ..................................................................................... 65 40 127
Professional fees ....................................................................................... 27 24 36
Other expenses ......................................................................................... 32 17 59
Total Gross Expenses 2,635 1,104 4,415
Less: Reimbursement from Distributor - Class J ...................................................... 137 N/A 217
Total Net Expenses 2,498 1,104 4,198
Net Investment Income (Loss) 70,583 39,666 111,180
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ 24,029 767 651
Capital gain distributions received from affiliated Funds .............................................. 42,923 29,751 108,778
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... (22,915) (380) 24,542
Net Realized and Unrealized Gain (Loss) on investments 44,037 30,138 133,971
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 114,620 $ 69,804 $ 245,151

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2023

See accompanying notes.
Amounts in thousands
Principal LifeTime
2035 Fund
Principal LifeTime
2040 Fund
Principal LifeTime
2045 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 32,971 $ 69,837 $ 19,440
Total Income 32,971 69,837 19,440
Expenses:
Distribution f ees - Class A ............................................................................. N/A 267 N/A
Distribution f ees - Class J .............................................................................. N/A 1,151 N/A
Distribution f ees - R-1 ................................................................................. 25 46 15
Distribution f ees - R-3 ................................................................................. 227 255 178
Distribution f ees - R-4 ................................................................................. 36 44 23
Administrative service fees - R-1 ...................................................................... 20 37 12
Administrative service fees - R-3 ...................................................................... 64 71 50
Administrative service fees - R-4 ...................................................................... 11 13 7
Administrative service fees - R-5 ...................................................................... 9 15 7
Registration fees - Class A ............................................................................. N/A 15 N/A
Registration fees - Class J .............................................................................. N/A 18 N/A
Registration fees - Institutional ........................................................................ 21 36 18
Service fees - R-1 ...................................................................................... 18 33 10
Service fees - R-3 ...................................................................................... 227 254 178
Service fees - R-4 ...................................................................................... 89 110 58
Service fees - R-5 ...................................................................................... 218 381 178
Shareholder meeting expense .......................................................................... 6 160 7
Shareholder reports - Class A .......................................................................... N/A 4 N/A
Shareholder reports - Class J ........................................................................... N/A 9 N/A
Shareholder reports - Institutional ..................................................................... – 1 –
Transfer agent fees - Class A ........................................................................... N/A 106 N/A
Transfer agent fees - Class J ........................................................................... N/A 235 N/A
Transfer agent fees - Institutional ...................................................................... 24 72 23
Chief compliance officer expenses ..................................................................... 1 2 1
Directors' expenses ..................................................................................... 42 101 34
Professional fees ....................................................................................... 24 32 23
Other expenses ......................................................................................... 18 46 15
Total Gross Expenses 1,080 3,514 837
Less: Reimbursement from Manager - Class A ........................................................ N/A 25 N/A
Less: Reimbursement from Distributor - Class J ...................................................... N/A 153 N/A
Total Net Expenses 1,080 3,336 837
Net Investment Income (Loss) 31,891 66,501 18,603
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ (725) (493) (184)
Capital gain distributions received from affiliated Funds .............................................. 39,178 113,453 38,819
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... 11,294 63,296 22,599
Net Realized and Unrealized Gain (Loss) on investments 49,747 176,256 61,234
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 81,638 $ 242,757 $ 79,837

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2023

See accompanying notes.
Amounts in thousands
Principal LifeTime
2050 Fund
Principal LifeTime
2055 Fund
Principal LifeTime
2060 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 36,364 $ 10,685 $ 10,077
Total Income 36,364 10,685 10,077
Expenses:
Distribution f ees - Class A ............................................................................. 237 N/A N/A
Distribution f ees - Class J .............................................................................. 378 N/A 24
Distribution f ees - R-1 ................................................................................. 39 11 10
Distribution f ees - R-3 ................................................................................. 196 108 59
Distribution f ees - R-4 ................................................................................. 36 15 7
Administrative service fees - R-1 ...................................................................... 31 9 8
Administrative service fees - R-3 ...................................................................... 55 30 16
Administrative service fees - R-4 ...................................................................... 11 4 2
Administrative service fees - R-5 ...................................................................... 10 4 3
Registration fees - Class A ............................................................................. 16 N/A N/A
Registration fees - Class J .............................................................................. 15 N/A 14
Registration fees - Institutional ........................................................................ 26 18 19
Service fees - R-1 ...................................................................................... 28 8 7
Service fees - R-3 ...................................................................................... 196 108 59
Service fees - R-4 ...................................................................................... 90 37 17
Service fees - R-5 ...................................................................................... 248 97 71
Shareholder meeting expense .......................................................................... 119 8 17
Shareholder reports - Class A .......................................................................... 5 N/A N/A
Shareholder reports - Class J ........................................................................... 3 N/A –
Transfer agent fees - Class A ........................................................................... 130 N/A N/A
Transfer agent fees - Class J ........................................................................... 152 N/A 24
Transfer agent fees - Institutional ...................................................................... 54 21 23
Chief compliance officer expenses ..................................................................... 2 – 1
Directors' expenses ..................................................................................... 68 22 20
Professional fees ....................................................................................... 27 21 21
Other expenses ......................................................................................... 31 8 9
Total Gross Expenses 2,203 529 431
Less: Reimbursement from Manager - Class A ........................................................ 79 N/A N/A
Less: Reimbursement from Manager - Class J ......................................................... – N/A 9
Less: Reimbursement from Distributor - Class J ...................................................... 50 N/A 3
Total Net Expenses 2,074 529 419
Net Investment Income (Loss) 34,290 10,156 9,658
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ (742) 29 34
Capital gain distributions received from affiliated Funds .............................................. 86,971 25,096 23,593
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... 61,071 14,983 13,546
Net Realized and Unrealized Gain (Loss) on investments 147,300 40,108 37,173
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 181,590 $ 50,264 $ 46,831

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2023

See accompanying notes.
Amounts in thousands
Principal LifeTime
2065 Fund
Principal LifeTime
2070 Fund
(a)
Principal LifeTime
Hybrid 2015 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 1,537 $ 12 $ 4,663
Total Income 1,537 12 4,663
Expenses:
Distribution f ees - Class J .............................................................................. N/A – 207
Distribution f ees - R-1 ................................................................................. 1 – N/A
Distribution f ees - R-3 ................................................................................. 15 – N/A
Distribution f ees - R-4 ................................................................................. 1 – N/A
Administrative service fees - R-1 ...................................................................... 1 – N/A
Administrative service fees - R-3 ...................................................................... 4 – N/A
Administrative service fees - R-5 ...................................................................... 1 – N/A
Registration fees - Class J .............................................................................. N/A 21 26
Registration fees - Institutional ........................................................................ 16 21 16
Registration fees - R-6 ................................................................................. N/A N/A 17
Service fees - R-1 ...................................................................................... 1 – N/A
Service fees - R-3 ...................................................................................... 15 – N/A
Service fees - R-4 ...................................................................................... 4 – N/A
Service fees - R-5 ...................................................................................... 12 – N/A
Shareholder meeting expense .......................................................................... 3 – 11
Shareholder reports - Class J ........................................................................... N/A – 1
Transfer agent fees - Class J ........................................................................... N/A 6 4
Transfer agent fees - Institutional ...................................................................... 4 – 5
Directors' expenses ..................................................................................... 5 – 7
Professional fees ....................................................................................... 19 18 22
Other expenses ......................................................................................... 2 2 4
Total Gross Expenses 104 68 320
Less: Reimbursement from Manager - Class J ......................................................... N/A 30 –
Less: Reimbursement from Manager - Institutional ................................................... – 32 17
Less: Reimbursement from Manager - R-1 ............................................................ – 1 N/A
Less: Reimbursement from Manager - R-3 ............................................................ – 1 N/A
Less: Reimbursement from Manager - R-4 ............................................................ – 1 N/A
Less: Reimbursement from Manager - R-5 ............................................................ – 1 N/A
Less: Reimbursement from Manager - R-6 ............................................................ N/A N/A 17
Less: Reimbursement from Distributor - Class J ...................................................... N/A – 28
Total Net Expenses 104 2 258
Net Investment Income (Loss) 1,433 10 4,405
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ 1 (2) (8)
Capital gain distributions received from affiliated Funds .............................................. 3,473 – 1,415
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... 1,392 (565) (1,125)
Net Realized and Unrealized Gain (Loss) on investments 4,866 (567) 282
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 6,299 $ (557) $ 4,687
(a)
Period from March 1, 2023, date operations commenced, through October 31, 2023.

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2023

See accompanying notes.
Amounts in thousands
Principal LifeTime
Hybrid 2020 Fund
Principal LifeTime
Hybrid 2025 Fund
Principal LifeTime
Hybrid 2030 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 10,763 $ 12,602 $ 9,987
Total Income 10,763 12,602 9,987
Expenses:
Distribution f ees - Class J .............................................................................. 369 546 393
Registration fees - Class J .............................................................................. 23 40 30
Registration fees - Institutional ........................................................................ 17 17 17
Registration fees - R-6 ................................................................................. 20 23 22
Shareholder meeting expense .......................................................................... 19 34 31
Shareholder reports - Class J ........................................................................... 1 2 2
Transfer agent fees - Class J ........................................................................... 2 (26) 9
Transfer agent fees - Institutional ...................................................................... 19 26 34
Directors' expenses ..................................................................................... 14 17 17
Professional fees ....................................................................................... 22 23 23
Other expenses ......................................................................................... 8 9 9
Total Gross Expenses 514 711 587
Less: Reimbursement from Manager - Institutional ................................................... 21 18 18
Less: Reimbursement from Manager - R-6 ............................................................ 6 6 –
Less: Reimbursement from Distributor - Class J ...................................................... 49 73 53
Total Net Expenses 438 614 516
Net Investment Income (Loss) 10,325 11,988 9,471
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ (950) (2) (51)
Capital gain distributions received from affiliated Funds .............................................. 4,227 5,943 6,273
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... 3,009 1,338 4,064
Net Realized and Unrealized Gain (Loss) on investments 6,286 7,279 10,286
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 16,611 $ 19,267 $ 19,757

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2023

See accompanying notes.
Amounts in thousands
Principal LifeTime
Hybrid 2035 Fund
Principal LifeTime
Hybrid 2040 Fund
Principal LifeTime
Hybrid 2045 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 7,351 $ 6,906 $ 4,263
Total Income 7,351 6,906 4,263
Expenses:
Distribution f ees - Class J .............................................................................. 295 289 164
Registration fees - Class J .............................................................................. 26 31 22
Registration fees - Institutional ........................................................................ 17 17 17
Registration fees - R-6 ................................................................................. 21 23 20
Shareholder meeting expense .......................................................................... 28 34 27
Shareholder reports - Class J ........................................................................... 1 2 1
Shareholder reports - R-6 .............................................................................. – 1 –
Transfer agent fees - Class J ........................................................................... 6 14 30
Transfer agent fees - Institutional ...................................................................... 33 27 23
Directors' expenses ..................................................................................... 13 13 10
Professional fees ....................................................................................... 22 22 22
Other expenses ......................................................................................... 8 7 5
Total Gross Expenses 470 480 341
Less: Reimbursement from Manager - Institutional ................................................... 21 20 21
Less: Reimbursement from Manager - R-6 ............................................................ 6 7 15
Less: Reimbursement from Distributor - Class J ...................................................... 39 38 22
Total Net Expenses 404 415 283
Net Investment Income (Loss) 6,947 6,491 3,980
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ (46) 7 12
Capital gain distributions received from affiliated Funds .............................................. 5,540 6,310 4,529
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... 6,355 7,310 6,285
Net Realized and Unrealized Gain (Loss) on investments 11,849 13,627 10,826
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 18,796 $ 20,118 $ 14,806

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2023

See accompanying notes.
Amounts in thousands
Principal LifeTime
Hybrid 2050 Fund
Principal LifeTime
Hybrid 2055 Fund
Principal LifeTime
Hybrid 2060 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 3,488 $ 1,832 $ 842
Total Income 3,488 1,832 842
Expenses:
Distribution f ees - Class J .............................................................................. 134 68 33
Registration fees - Class J .............................................................................. 25 20 17
Registration fees - Institutional ........................................................................ 17 16 16
Registration fees - R-6 ................................................................................. 19 18 17
Shareholder meeting expense .......................................................................... 29 26 21
Shareholder reports - Class J ........................................................................... 1 1 1
Shareholder reports - Institutional ..................................................................... – – 1
Transfer agent fees - Class J ........................................................................... 34 43 41
Transfer agent fees - Institutional ...................................................................... 18 13 8
Directors' expenses ..................................................................................... 9 6 4
Professional fees ....................................................................................... 21 21 21
Other expenses ......................................................................................... 5 4 3
Total Gross Expenses 312 236 183
Less: Reimbursement from Manager - Class J ......................................................... – 14 44
Less: Reimbursement from Manager - Institutional ................................................... 21 24 26
Less: Reimbursement from Manager - R-6 ............................................................ 17 25 29
Less: Reimbursement from Distributor - Class J ...................................................... 18 9 4
Total Net Expenses 256 164 80
Net Investment Income (Loss) 3,232 1,668 762
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ (17) – 1
Capital gain distributions received from affiliated Funds .............................................. 4,119 2,149 989
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... 5,681 2,518 884
Net Realized and Unrealized Gain (Loss) on investments 9,783 4,667 1,874
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 13,015 $ 6,335 $ 2,636

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2023

See accompanying notes.
Amounts in thousands, except Principal LifeTime Hybrid 2070 Fund
Principal LifeTime
Hybrid 2065 Fund
Principal LifeTime
Hybrid 2070 Fund
(a)
Principal LifeTime
Hybrid Income
Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 22 1 $ 304 $ 2,449
Total Income 22 1 3 04 2,449
Expenses:
Distribution fees - Class J .............................................................................. 11 142 88
Registration fees - Class J .............................................................................. 16 21,738 19
Registration fees - Institutional ........................................................................ 16 21,738 16
Registration fees - R-6 ................................................................................. 17 22,238 17
Shareholder meeting expense .......................................................................... 9 – 6
Shareholder reports - Class J ........................................................................... – 51 –
Shareholder reports - Institutional ..................................................................... – 70 –
Shareholder reports - R-6 .............................................................................. – 119 –
Transfer agent fees - Class J ........................................................................... 21 5,700 (16)
Transfer agent fees - Institutional ...................................................................... 1 107 3
Directors' expenses ..................................................................................... 3 5 5
Professional fees ....................................................................................... 23 19,310 21
Other expenses ......................................................................................... 3 2,030 4
Total Gross Expenses 120 93,248 163
Less: Reimbursement from Manager - Class J ......................................................... 40 38,115 –
Less: Reimbursement from Manager - Institutional ................................................... 20 25,494 18
Less: Reimbursement from Manager - R-6 ............................................................ 33 29,314 22
Less: Reimbursement from Distributor - Class J ...................................................... 2 19 12
Total Net Expenses 25 306 111
Net Investment Income (Loss) 1 96 (2) 2,338
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ – 10 5 (8)
Capital gain distributions received from affiliated Funds .............................................. 257 – 701
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... 21 2 (34,5 56 ) (311)
Net Realized and Unrealized Gain (Loss) on investments 46 9 (34, 451 ) 382
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 665 $ (34,453) $ 2,720
(a)
Period from March 1, 2023, date operations commenced, through October 31, 2023.

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2023

See accompanying notes.
Amounts in thousands
Principal LifeTime
Strategic Income
Fund
Real Estate
Securities Fund
SAM Balanced
Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 15,788 $ 4,038 $ 95,505
Dividends ............................................................................................... – 178,470 –
Interest .................................................................................................. – 22 –
Total Income 15,788 182,530 95,505
Expenses:
Management and investment advisory fees ............................................................ N/A 44,271 11,766
Distribution f ees - Class A ............................................................................. 66 647 5,025
Distribution f ees - Class C ............................................................................. N/A 243 1,609
Distribution f ees - Class J .............................................................................. 207 205 1,899
Distribution f ees - R-1 ................................................................................. 11 8 8
Distribution f ees - R-3 ................................................................................. 34 81 50
Distribution f ees - R-4 ................................................................................. 5 16 10
Administrative service fees - R-1 ...................................................................... 9 6 6
Administrative service fees - R-3 ...................................................................... 10 23 14
Administrative service fees - R-4 ...................................................................... 2 5 3
Administrative service fees - R-5 ...................................................................... 2 9 3
Registration fees - Class A ............................................................................. 14 19 30
Registration fees - Class C ............................................................................. N/A 15 17
Registration fees - Class J .............................................................................. 15 15 42
Registration fees - Institutional ........................................................................ 17 79 17
Registration fees - R-6 ................................................................................. N/A 35 N/A
Service fees - R-1 ...................................................................................... 8 5 5
Service fees - R-3 ...................................................................................... 34 81 50
Service fees - R-4 ...................................................................................... 13 39 26
Service fees - R-5 ...................................................................................... 37 219 77
Shareholder meeting expense .......................................................................... 23 647 408
Shareholder reports - Class A .......................................................................... 1 18 100
Shareholder reports - Class C .......................................................................... N/A 3 10
Shareholder reports - Class J ........................................................................... 2 5 14
Shareholder reports - Institutional ..................................................................... – 321 3
Shareholder reports - R-6 .............................................................................. N/A 57 N/A
Transfer agent fees - Class A ........................................................................... 28 332 1,300
Transfer agent fees - Class C ........................................................................... N/A 44 134
Transfer agent fees - Class J ........................................................................... 44 175 178
Transfer agent fees - Institutional ...................................................................... 14 2,747 66
Chief compliance officer expenses ..................................................................... – 3 2
Custodian fees .......................................................................................... – 2 1
Directors' expenses ..................................................................................... 16 135 105
Professional fees ....................................................................................... 21 27 23
Other expenses ......................................................................................... 6 120 49
Total Gross Expenses 639 50,657 23,050
Less: Reimbursement from Manager - Class A ........................................................ 16 – –
Less: Reimbursement from Manager - Institutional ................................................... – 1,731 –
Less: Reimbursement from Distributor - Class J ...................................................... 28 27 253
Total Net Expenses 595 48,899 22,797
Net Investment Income (Loss) 15,193 133,631 72,708
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ................................................................................ – (105,055) –
Investment transactions in affiliated Funds ............................................................ (5,167) – (70,583)
Capital gain distributions received from affiliated Funds .............................................. 4,321 – 55,281
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. – (330,282) –
Investments in affiliated Funds ......................................................................... (14,629) – 166,254
Net Realized and Unrealized Gain (Loss) on investments (15,475) (435,337) 150,952
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (282) $ (301,706) $ 223,660

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2023

See accompanying notes.
Amounts in thousands
SAM Conservative
Balanced Portfolio
SAM Conservative
Growth Portfolio
SAM Flexible
Income Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 45,032 $ 50,532 $ 71,853
Total Income 45,032 50,532 71,853
Expenses:
Management and investment advisory fees ............................................................ 4,726 7,970 6,864
Distribution f ees - Class A ............................................................................. 1,319 3,918 2,543
Distribution f ees - Class C ............................................................................. 624 1,150 1,180
Distribution f ees - Class J .............................................................................. 1,275 1,045 1,679
Distribution f ees - R-1 ................................................................................. 5 5 8
Distribution f ees - R-3 ................................................................................. 23 23 8
Distribution f ees - R-4 ................................................................................. 10 5 3
Administrative service fees - R-1 ...................................................................... 4 4 6
Administrative service fees - R-3 ...................................................................... 6 6 2
Administrative service fees - R-4 ...................................................................... 3 1 1
Administrative service fees - R-5 ...................................................................... 2 2 1
Registration fees - Class A ............................................................................. 23 26 26
Registration fees - Class C ............................................................................. 15 15 16
Registration fees - Class J .............................................................................. 38 26 31
Registration fees - Institutional ........................................................................ 17 16 15
Service fees - R-1 ...................................................................................... 4 4 6
Service fees - R-3 ...................................................................................... 23 23 8
Service fees - R-4 ...................................................................................... 26 12 8
Service fees - R-5 ...................................................................................... 49 61 20
Shareholder meeting expense .......................................................................... 169 331 211
Shareholder reports - Class A .......................................................................... 24 73 36
Shareholder reports - Class C .......................................................................... 4 7 7
Shareholder reports - Class J ........................................................................... 10 7 13
Shareholder reports - Institutional ..................................................................... 1 2 4
Transfer agent fees - Class A ........................................................................... 319 992 579
Transfer agent fees - Class C ........................................................................... 52 103 94
Transfer agent fees - Class J ........................................................................... 63 126 65
Transfer agent fees - Institutional ...................................................................... 30 48 48
Chief compliance officer expenses ..................................................................... 1 2 1
Custodian fees .......................................................................................... 1 1 –
Directors' expenses ..................................................................................... 44 71 62
Professional fees ....................................................................................... 23 21 26
Other expenses ......................................................................................... 22 33 31
Total Gross Expenses 8,955 16,129 13,602
Less: Reimbursement from Distributor - Class J ...................................................... 170 139 224
Total Net Expenses 8,785 15,990 13,378
Net Investment Income (Loss) 36,247 34,542 58,475
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ............................................................ (41,201) (75,296) (65,742)
Capital gain distributions received from affiliated Funds .............................................. 11,061 48,481 7,817
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds ......................................................................... 51,652 186,170 56,742
Net Realized and Unrealized Gain (Loss) on investments 21,512 159,355 (1,183)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 57,759 $ 193,897 $ 57,292

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2023

See accompanying notes.
Amounts in thousands
SAM Strategic
Growth Portfolio
Short-Term Income
Fund SmallCap Fund
(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 26,055 $ 2,823 $ 686
Dividends ............................................................................................... – – 14,488
Withholding tax ........................................................................................ – – (75)
Interest .................................................................................................. – 104,961 5
Securities lending - net .................................................................................
– 27 127
Total Income 26,055 107,811 15,231
Expenses:
Management and investment advisory fees ............................................................ 5,376 11,754 8,841
Distribution f ees - Class A ............................................................................. 2,825 520 641
Distribution f ees - Class C ............................................................................. 758 207 105
Distribution f ees - Class J .............................................................................. 556 185 284
Distribution f ees - R-1 ................................................................................. 2 2 6
Distribution f ees - R-3 ................................................................................. 18 25 38
Distribution f ees - R-4 ................................................................................. 4 13 41
Administrative service fees - R-1 ...................................................................... 1 1 5
Administrative service fees - R-3 ...................................................................... 5 7 11
Administrative service fees - R-4 ...................................................................... 1 4 12
Administrative service fees - R-5 ...................................................................... 2 1 5
Registration fees - Class A ............................................................................. 21 46 19
Registration fees - Class C ............................................................................. 15 16 8
Registration fees - Class J .............................................................................. 22 13 14
Registration fees - Institutional ........................................................................ 16 50 27
Registration fees - R-6 ................................................................................. N/A N/A 26
Service fees - R-1 ...................................................................................... 1 1 5
Service fees - R-3 ...................................................................................... 18 25 38
Service fees - R-4 ...................................................................................... 11 34 101
Service fees - R-5 ...................................................................................... 50 22 121
Shareholder meeting expense .......................................................................... 285 131 315
Shareholder reports - Class A .......................................................................... 59 20 25
Shareholder reports - Class C .......................................................................... 5 2 2
Shareholder reports - Class J ........................................................................... 4 5 8
Shareholder reports - Institutional ..................................................................... 1 62 66
Shareholder reports - R-6 .............................................................................. N/A N/A 14
Transfer agent fees - Class A ........................................................................... 790 290 340
Transfer agent fees - Class C ........................................................................... 79 28 20
Transfer agent fees - Class J ........................................................................... 125 69 187
Transfer agent fees - Institutional ...................................................................... 32 962 450
Chief compliance officer expenses ..................................................................... 1 2 1
Custodian fees .......................................................................................... 1 10 11
Directors' expenses ..................................................................................... 50 78 32
Professional fees ....................................................................................... 20 43 26
Other expenses ......................................................................................... 24 39 20
Total Gross Expenses 11,178 14,667 11,865
Less: Reimbursement from Manager - Institutional ................................................... – – 200
Less: Reimbursement from Manager - R-6 ............................................................ N/A N/A 30
Less: Reimbursement from Distributor - Class J ...................................................... 74 25 38
Total Net Expenses 11,104 14,642 11,597
Net Investment Income (Loss) 14,951 93,169 3,634
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ................................................................................ – (17,261) 38,378
Investment transactions in affiliated Funds ............................................................ (29,710) – –
Futures contracts ....................................................................................... – (8,832) –
Capital gain distributions received from affiliated Funds .............................................. 36,320 – –
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. – 80,701 (142,147)
Investments in affiliated Funds ......................................................................... 132,725 – –
Futures contracts ....................................................................................... – (4,696) –
Net Realized and Unrealized Gain (Loss) on investments and futures 139,335 49,912 (103,769)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 154,286 $ 143,081 $ (100,135)
(a)
Class C shares discontinued operations and converted to Class A shares on May 19, 2023.

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2023

See accompanying notes.
Amounts in thousands
SmallCap Growth
Fund I
SmallCap S&P 600
Index Fund
SmallCap Value
Fund II
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ........................................................................ $ 3,624 $ 851 $ 2,271
Dividends ............................................................................................... 10,707 19,317 22,481
Withholding tax ........................................................................................ (33) (17) (19)
Interest .................................................................................................. 58 69 34
Securities lending - net .................................................................................
560 90 202
Total Income 14,916 20,310 24,969
Expenses:
Management and investment advisory fees ............................................................ 19,376 1,725 11,005
Distribution f ees - Class J .............................................................................. 97 258 32
Distribution f ees - R-1 ................................................................................. 6 22 3
Distribution f ees - R-3 ................................................................................. 33 187 13
Distribution f ees - R-4 ................................................................................. 10 30 3
Administrative service fees - R-1 ...................................................................... 5 18 2
Administrative service fees - R-3 ...................................................................... 9 52 3
Administrative service fees - R-4 ...................................................................... 3 9 1
Administrative service fees - R-5 ...................................................................... 3 10 1
Registration fees - Class J .............................................................................. 14 16 15
Registration fees - Institutional ........................................................................ 17 19 19
Registration fees - R-6 ................................................................................. 22 18 22
Service fees - R-1 ...................................................................................... 4 16 2
Service fees - R-3 ...................................................................................... 33 187 13
Service fees - R-4 ...................................................................................... 25 76 6
Service fees - R-5 ...................................................................................... 70 240 30
Shareholder meeting expense .......................................................................... 76 89 39
Shareholder reports - Class J ........................................................................... 2 5 1
Shareholder reports - Institutional ..................................................................... 16 15 30
Shareholder reports - R-6 .............................................................................. 76 3 9
Transfer agent fees - Class J ........................................................................... 68 141 29
Transfer agent fees - Institutional ...................................................................... 154 147 171
Chief compliance officer expenses ..................................................................... 1 1 1
Custodian fees .......................................................................................... 60 16 89
Directors' expenses ..................................................................................... 57 30 32
Professional fees ....................................................................................... 24 21 26
Other expenses ......................................................................................... 27 30 16
Total Gross Expenses 20,288 3,381 11,613
Less: Reimbursement from Manager .................................................................. 457 – 235
Less: Reimbursement from Manager - Institutional ................................................... – 85 190
Less: Reimbursement from Manager - R-6 ............................................................ 69 – –
Less: Reimbursement from Distributor - Class J ...................................................... 13 34 5
Total Net Expenses 19,749 3,262 11,183
Net Investment Income (Loss) (4,833) 17,048 13,786
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ................................................................................ (35,519) 46,896 32,098
Futures contracts ....................................................................................... (831) (2,947) (1,035)
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................. (89,040) (144,405) (85,053)
Futures contracts ....................................................................................... (638) (2,369) (1,295)
Net Realized and Unrealized Gain (Loss) on investments and futures (126,028) (102,825) (55,285)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (130,861) $ (85,777) $ (41,499)

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2023

See accompanying notes.
Amounts in thousands
Tax-Exempt Bond
Fund
Net Investment Income (Loss)
Income:
Dividends ................................................................................................................................................... $ 23
Interest ...................................................................................................................................................... 23,712
Total Income 23,735
Expenses:
Management and investment advisory fees ................................................................................................................ 2,315
Distribution f ees - Class A ................................................................................................................................. 725
Distribution f ees - Class C ................................................................................................................................. 204
Registration fees - Class A ................................................................................................................................. 21
Registration fees - Class C ................................................................................................................................. 17
Registration fees - Institutional ............................................................................................................................ 29
Shareholder meeting expense .............................................................................................................................. 35
Shareholder reports - Class A .............................................................................................................................. 6
Shareholder reports - Class C .............................................................................................................................. 1
Shareholder reports - Institutional ......................................................................................................................... 9
Transfer agent fees - Class A ............................................................................................................................... 161
Transfer agent fees - Class C ............................................................................................................................... 22
Transfer agent fees - Institutional .......................................................................................................................... 253
Directors' expenses ......................................................................................................................................... 18
Interest expense and fees ................................................................................................................................... 674
Professional fees ........................................................................................................................................... 49
Other expenses ............................................................................................................................................. 19
Total Gross Expenses 4,558
Less: Reimbursement from Manager - Institutional ....................................................................................................... 201
Total Net Expenses 4,357
Net Investment Income (Loss) 19,378
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions .................................................................................................................................... (22,524)
Net change in unrealized appreciation/(depreciation) of:
Investments ................................................................................................................................................. 26,194
Net Realized and Unrealized Gain (Loss) on investments 3,670
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 23,048

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands California Municipal Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 17,040 $ 15,805
Net realized gain (loss) on investments ...................................................................................................... (6,804) (18,326)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
7,446 (91,979)
Net Increase (Decrease) in Net Assets Resulting from Operations 17,682 (94,500)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (16,587) (15,759)
Total Dividends and Distributions (16,587) (15,759)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
4,133 (64,914)
Total Increase (Decrease) in Net Assets 5,228 (175,173)
Net Assets
Beginning of period ..........................................................................................................................
553,126 728,299
End of period ................................................................................................................................
$ 558,354 $ 553,126
Class A Class C Institutional
Capital Share Transactions:
Year Ended October 31, 2023
Dollars:
Sold ......................................................................................... $ 64,087 $ 3,105 $ 132,974
Reinvested .................................................................................... 8,546 480 6,164
Redeemed .....................................................................................
(100,938) (8,644) (101,641)
Net Increase (Decrease)
$ (28,305) $ (5,059) $ 37,497
Shares:
Sold ......................................................................................... 6,614 320 13,745
Reinvested .................................................................................... 884 49 637
Redeemed .....................................................................................
(10,477) (894) (10,522)
Net Increase (Decrease)
(2,979) (525) 3,860
Year Ended October 31, 2022
Dollars:
Sold ......................................................................................... $ 53,333 $ 3,299 $ 190,476
Reinvested .................................................................................... 8,975 509 4,671
Redeemed .....................................................................................
(137,278) (11,248) (177,651)
Net Increase (Decrease)
$ (74,970) $ (7,440) $ 17,496
Shares:
Sold ......................................................................................... 5,259 313 19,146
Reinvested .................................................................................... 888 50 464
Redeemed .....................................................................................
(13,493) (1,109) (17,881)
Net Increase (Decrease)
(7,346) (746) 1,729
Dividends and Distributions to Shareholders:
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............................................. $ (9,137) $ (493) $ (6,957)
Total Dividends and Distributions
$ (9,137) $ (493) $ (6,957)
Year Ended October 31, 2022
From net investment income and net realized gain on investments ............................................. $ (9,589) $ (524) $ (5,646)
Total Dividends and Distributions
$ (9,589) $ (524) $ (5,646)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Core Fixed Income Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 294,354 $ 206,514
Net realized gain (loss) on investments ...................................................................................................... 7,586 (7,363)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(290,027) (1,874,055)
Net Increase (Decrease) in Net Assets Resulting from Operations 11,913 (1,674,904)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (325,014) (258,022)
Total Dividends and Distributions (325,014) (258,022)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
695,518 766,770
Total Increase (Decrease) in Net Assets 382,417 (1,166,156)
Net Assets
Beginning of period ..........................................................................................................................
9,274,228 10,440,384
End of period ................................................................................................................................
$ 9,656,645 $ 9,274,228
Class A Class C Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2023
(a)
Dollars:
Sold .......................... $ 51,533 $ 1,797 $ 13,026 $ 410,385 $ 540 $ 2,441 $ 703 $ 6,566 $ 1,085,458
Reinvested ..................... 5,794 155 2,565 23,673 171 261 253 605 290,939
Redeemed ......................
(49,299) (20,896) (18,798) (254,470) (1,468) (3,416) (8,541) (4,778) (839,681)
Net Increase (Decrease)
$ 8,028 $ (18,944) $ (3,207) $ 179,588 $ (757) $ (714) $ (7,585) $ 2,393 $ 536,716
Shares:
Sold .......................... 6,099 211 1,546 48,304 63 288 84 779 127,982
Reinvested ..................... 690 18 304 2,810 20 31 30 72 34,532
Redeemed ......................
(5,857) (2,451) (2,240) (30,102) (173) (402) (1,038) (563) (99,601)
Net Increase (Decrease)
932 (2,222) (390) 21,012 (90) (83) (924) 288 62,913
Year Ended October 31, 2022
Dollars:
Sold .......................... $ 23,972 $ 2,045 $ 24,337 $ 239,914 $ 455 $ 3,569 $ 1,628 $ 2,638 $ 2,314,452
Reinvested ..................... 5,229 320 2,285 17,527 164 227 276 555 230,665
Redeemed ......................
(76,652) (10,682) (37,811) (254,856) (2,908) (3,843) (3,280) (12,652) (1,700,804)
Net Increase (Decrease)
$ (47,451) $ (8,317) $ (11,189) $ 2,585 $ (2,289) $ (47) $ (1,376) $ (9,459) $ 844,313
Shares:
Sold .......................... 2,608 220 2,657 26,299 47 382 172 285 249,911
Reinvested ..................... 578 35 252 1,933 18 25 30 61 25,517
Redeemed ......................
(8,281) (1,152) (4,091) (27,972) (323) (421) (347) (1,361) (183,601)
Net Increase (Decrease)
(5,095) (897) (1,182) 260 (258) (14) (145) (1,015) 91,827
Dividends and Distributions to
Shareholders:
Year Ended October 31, 2023
(a)
From net investment income and net
realized gain on investments ......... $ (5,980) $ (173) $ (2,589) $ (24,026) $ (171) $ (265) $ (253) $ (606) $ (290,951)
Total Dividends and Distributions
$ (5,980) $ (173) $ (2,589) $ (24,026) $ (171) $ (265) $ (253) $ (606) $ (290,951)
Year Ended October 31, 2022
From net investment income and net
realized gain on investments ......... $ (5,392) $ (325) $ (2,314) $ (17,784) $ (164) $ (232) $ (276) $ (555) $ (230,980)
Total Dividends and Distributions
$ (5,392) $ (325) $ (2,314) $ (17,784) $ (164) $ (232) $ (276) $ (555) $ (230,980)
(a)
Class C shares discontinued operations and converted to Class A shares on May 19, 2023.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Core Plus Bond Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 19,891 $ 14,509
Net realized gain (loss) on investments , futures and swap agreements ...................................................................... (39,505) (36,376)
Net change in unrealized appreciation/(depreciation) of investments , futures and swap agreements .......................................
16,796 (98,269)
Net Increase (Decrease) in Net Assets Resulting from Operations (2,818) (120,136)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (18,585) (21,858)
Total Dividends and Distributions (18,585) (21,858)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(12,671) 15,551
Total Increase (Decrease) in Net Assets (34,074) (126,443)
Net Assets
Beginning of period ..........................................................................................................................
584,465 710,908
End of period ................................................................................................................................
$ 550,391 $ 584,465
Class A Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2023
Dollars:
Sold ............................................... $ 7,289 $ 4,470 $ 69,428 $ 372 $ 4,053 $ 2,160 $ 7,740
Reinvested .......................................... 2,044 2,916 11,738 74 408 137 1,204
Redeemed ...........................................
(10,906) (13,519) (88,152) (697) (2,806) (2,696) (7,928)
Net Increase (Decrease)
$ (1,573) $ (6,133) $ (6,986) $ (251) $ 1,655 $ (399) $ 1,016
Shares:
Sold ............................................... 804 487 7,646 41 455 232 861
Reinvested .......................................... 226 320 1,301 8 46 15 134
Redeemed ...........................................
(1,208) (1,478) (9,770) (76) (312) (294) (881)
Net Increase (Decrease)
(178) (671) (823) (27) 189 (47) 114
Year Ended October 31, 2022
Dollars:
Sold ............................................... $ 7,134 $ 6,848 $ 110,266 $ 531 $ 2,496 $ 875 $ 17,914
Reinvested .......................................... 2,578 3,932 13,147 92 522 191 1,305
Redeemed ...........................................
(16,553) (22,501) (87,753) (395) (6,015) (1,740) (17,323)
Net Increase (Decrease)
$ (6,841) $ (11,721) $ 35,660 $ 228 $ (2,997) $ (674) $ 1,896
Shares:
Sold ............................................... 713 670 10,968 52 252 85 1,850
Reinvested .......................................... 252 380 1,292 9 51 18 129
Redeemed ...........................................
(1,659) (2,246) (8,881) (40) (595) (170) (1,697)
Net Increase (Decrease)
(694) (1,196) 3,379 21 (292) (67) 282
Dividends and Distributions to Shareholders:
Year Ended October 31, 2023
From net investment income and net realized gain on investments ... $ (2,094) $ (2,928) $ (11,740) $ (74) $ (408) $ (137) $ (1,204)
Total Dividends and Distributions
$ (2,094) $ (2,928) $ (11,740) $ (74) $ (408) $ (137) $ (1,204)
Year Ended October 31, 2022
From net investment income and net realized gain on investments ... $ (2,639) $ (3,959) $ (13,150) $ (92) $ (522) $ (191) $ (1,305)
Total Dividends and Distributions
$ (2,639) $ (3,959) $ (13,150) $ (92) $ (522) $ (191) $ (1,305)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Diversified Income Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 181,951 $ 172,995
Net realized gain (loss) on investments , foreign currencies and futures ..................................................................... (307,846) (171,660)
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies , futures and swap agreements ..................
233,921 (517,976)
Net Increase (Decrease) in Net Assets Resulting from Operations 108,026 (516,641)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (174,426) (178,610)
From tax return of capital ....................................................................................................................
– (1,670)
Total Dividends and Distributions (174,426) (180,280)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(534,527) (558,799)
Total Increase (Decrease) in Net Assets (600,927) (1,255,720)
Net Assets
Beginning of period ..........................................................................................................................
3,238,783 4,494,503
End of period ................................................................................................................................
$ 2,637,856 $ 3,238,783
Class A Class C Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2023
Dollars:
Sold .............................................................................. $ 124,518 $ 11,341 $ 295,053 $ 108,229
Reinvested ......................................................................... 56,073 10,346 81,331 4,242
Redeemed ..........................................................................
(285,155) (120,196) (772,918) (47,391)
Net Increase (Decrease)
$ (104,564) $ (98,509) $ (396,534) $ 65,080
Shares:
Sold .............................................................................. 10,542 968 25,144 9,258
Reinvested ......................................................................... 4,782 887 6,972 366
Redeemed ..........................................................................
(24,214) (10,253) (65,931) (4,068)
Net Increase (Decrease)
(8,890) (8,398) (33,815) 5,556
Year Ended October 31, 2022
Dollars:
Sold .............................................................................. $ 157,217 $ 18,191 $ 382,114 $ 16,954
Reinvested ......................................................................... 51,422 13,090 89,021 3,035
Redeemed ..........................................................................
(293,571) (166,555) (763,629) (66,088)
Net Increase (Decrease)
$ (84,932) $ (135,274) $ (292,494) $ (46,099)
Shares:
Sold .............................................................................. 12,296 1,423 29,983 1,330
Reinvested ......................................................................... 4,025 1,024 6,996 235
Redeemed ..........................................................................
(22,870) (13,113) (60,875) (5,132)
Net Increase (Decrease)
(6,549) (10,666) (23,896) (3,567)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2023
From net investment income and net realized gain on investments .................................. $ (63,785) $ (10,702) $ (95,579) $ (4,360)
Total Dividends and Distributions
$ (63,785) $ (10,702) $ (95,579) $ (4,360)
Year Ended October 31, 2022
From net investment income and net realized gain on investments .................................. $ (58,448) $ (13,529) $ (103,502) $ (3,131)
From tax return of capital ............................................................... (551) (122) (971) (26)
Total Dividends and Distributions
$ (58,999) $ (13,651) $ (104,473) $ (3,157)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Diversified International Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 82,560 $ 99,493
Net realized gain (loss) on investments and foreign currencies ............................................................................. (24,892) (139,818)
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies ...............................................
405,748 (1,363,444)
Net Increase (Decrease) in Net Assets Resulting from Operations 463,416 (1,403,769)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (47,311) (738,695)
Total Dividends and Distributions (47,311) (738,695)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
44,421 585,972
Total Increase (Decrease) in Net Assets 460,526 (1,556,492)
Net Assets
Beginning of period ..........................................................................................................................
4,018,140 5,574,632
End of period ................................................................................................................................
$ 4,478,666 $ 4,018,140
Class A Class C Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2023
Dollars:
Sold .......................... $ 9,465 N/A $ 8,515 $ 76,461 $ 294 $ 2,326 $ 936 $ 3,018 $ 802,191
Reinvested ..................... 1,119 N/A 1,004 4,121 4 45 44 206 40,515
Redeemed ......................
(27,576) N/A (15,008) (137,913) (816) (2,859) (2,811) (11,521) (707,339)
Net Increase (Decrease)
$ (16,992) N/A $ (5,489) $ (57,331) $ (518) $ (488) $ (1,831) $ (8,297) $ 135,367
Shares:
Sold .......................... 768 N/A 696 6,276 24 189 75 242 65,882
Reinvested ..................... 98 N/A 89 364 – 4 4 18 3,579
Redeemed ......................
(2,252) N/A (1,234) (11,318) (66) (235) (225) (929) (57,665)
Net Increase (Decrease)
(1,386) N/A (449) (4,678) (42) (42) (146) (669) 11,796
Year Ended October 31, 2022
(a)
Dollars:
Sold .......................... $ 24,434 $ 451 $ 6,136 $ 103,805 $ 418 $ 1,952 $ 1,220 $ 3,956 $ 1,085,727
Reinvested ..................... 28,899 1,043 21,829 70,174 360 1,636 1,131 4,977 602,172
Redeemed ......................
(29,210) (8,338) (16,014) (123,259) (582) (3,579) (3,225) (13,862) (1,176,279)
Net Increase (Decrease)
$ 24,123 $ (6,844) $ 11,951 $ 50,720 $ 196 $ 9 $ (874) $ (4,929) $ 511,620
Shares:
Sold .......................... 1,890 30 475 8,145 34 152 97 304 79,885
Reinvested ..................... 2,008 73 1,538 4,904 25 114 78 342 42,042
Redeemed ......................
(2,292) (684) (1,255) (9,777) (47) (279) (230) (1,015) (94,651)
Net Increase (Decrease)
1,606 (581) 758 3,272 12 (13) (55) (369) 27,276
Dividends and Distributions to
Shareholders:
Year Ended October 31, 2023
From net investment income and net
realized gain on investments ......... $ (1,245) $ N/A $ (1,005) $ (4,127) $ (4) $ (45) $ (44) $ (206) $ (40,635)
Total Dividends and Distributions
$ (1,245) $ N/A $ (1,005) $ (4,127) $ (4) $ (45) $ (44) $ (206) $ (40,635)
Year Ended October 31, 2022
(a)
From net investment income and net
realized gain on investments ......... $ (32,109) $ (1,053) $ (21,851) $ (70,296) $ (360) $ (1,649) $ (1,131) $ (4,977) $ (605,269)
Total Dividends and Distributions
$ (32,109) $ (1,053) $ (21,851) $ (70,296) $ (360) $ (1,649) $ (1,131) $ (4,977) $ (605,269)
(a)
Class C shares discontinued operations and converted to Class A shares on May 6, 2022.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Equity Income Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 204,012 $ 175,537
Net realized gain (loss) on investments ...................................................................................................... 75,583 393,903
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(260,238) (1,673,109)
Net Increase (Decrease) in Net Assets Resulting from Operations 19,357 (1,103,669)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (552,278) (577,613)
Total Dividends and Distributions (552,278) (577,613)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(909,529) 82,218
Total Increase (Decrease) in Net Assets (1,442,450) (1,599,064)
Net Assets
Beginning of period ..........................................................................................................................
9,288,404 10,887,468
End of period ................................................................................................................................
$ 7,845,954 $ 9,288,404
Class A Class C Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2023
Dollars:
Sold .................................... $ 79,421 $ 7,111 $ 5,307 $ 963,570 $ 176 $ 7,051 $ 4,089 $ 13,399
Reinvested ............................... 64,931 4,458 4,472 458,422 98 1,609 1,485 8,487
Redeemed ................................
(169,830) (30,924) (11,296) (2,266,576) (1,020) (11,176) (9,832) (32,961)
Net Increase (Decrease)
$ (25,478) $ (19,355) $ (1,517) $ (844,584) $ (746) $ (2,516) $ (4,258) $ (11,075)
Shares:
Sold .................................... 2,234 207 147 27,017 5 202 114 380
Reinvested ............................... 1,829 129 126 12,910 3 45 42 239
Redeemed ................................
(4,798) (903) (320) (64,052) (29) (319) (277) (934)
Net Increase (Decrease)
(735) (567) (47) (24,125) (21) (72) (121) (315)
Year Ended October 31, 2022
Dollars:
Sold .................................... $ 95,600 $ 17,592 $ 12,744 $ 1,520,143 $ 390 $ 8,489 $ 7,553 $ 16,236
Reinvested ............................... 69,169 5,249 4,497 475,732 134 1,638 1,561 9,189
Redeemed ................................
(197,121) (32,123) (13,475) (1,872,086) (1,109) (8,534) (9,194) (30,056)
Net Increase (Decrease)
$ (32,352) $ (9,282) $ 3,766 $ 123,789 $ (585) $ 1,593 $ (80) $ (4,631)
Shares:
Sold .................................... 2,509 476 328 40,194 11 224 194 424
Reinvested ............................... 1,752 136 114 12,081 3 42 40 233
Redeemed ................................
(5,167) (885) (353) (49,513) (30) (226) (237) (786)
Net Increase (Decrease)
(906) (273) 89 2,762 (16) 40 (3) (129)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2023
From net investment income and net realized gain on
investments ............................... $ (67,155) $ (4,786) $ (4,481) $ (464,154) $ (98) $ (1,632) $ (1,485) $ (8,487)
Total Dividends and Distributions
$ (67,155) $ (4,786) $ (4,481) $ (464,154) $ (98) $ (1,632) $ (1,485) $ (8,487)
Year Ended October 31, 2022
From net investment income and net realized gain on
investments ............................... $ (71,575) $ (5,583) $ (4,512) $ (483,400) $ (134) $ (1,659) $ (1,561) $ (9,189)
Total Dividends and Distributions
$ (71,575) $ (5,583) $ (4,512) $ (483,400) $ (134) $ (1,659) $ (1,561) $ (9,189)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands
Finisterre Emerging Markets Total
Return Bond Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 30,811 $ 32,006
Net realized gain (loss) on investments , foreign currencies , futures and swap agreements ................................................. (42,958) (77,981)
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies , futures and swap agreements ..................
52,468 (60,495)
Net Increase (Decrease) in Net Assets Resulting from Operations 40,321 (106,470)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (27,579) (38,390)
Total Dividends and Distributions (27,579) (38,390)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
56,369 (253,722)
Total Increase (Decrease) in Net Assets 69,111 (398,582)
Net Assets
Beginning of period ..........................................................................................................................
378,572 777,154
End of period ................................................................................................................................
$ 447,683 $ 378,572
Class A Institutional
Capital Share Transactions:
Year Ended October 31, 2023
Dollars:
Sold ................................................................................................... N/A $ 177,940
Reinvested .............................................................................................. N/A 27,575
Redeemed ...............................................................................................
N/A (149,146)
Net Increase (Decrease)
N/A $ 56,369
Shares:
Sold ................................................................................................... N/A 20,604
Reinvested .............................................................................................. N/A 3,221
Redeemed ...............................................................................................
N/A (17,338)
Net Increase (Decrease)
N/A 6,487
Year Ended October 31, 2022
(a)
Dollars:
Sold ................................................................................................... $ 546 $ 184,326
Reinvested .............................................................................................. 69 38,231
Redeemed ...............................................................................................
(7,263) (469,631)
Net Increase (Decrease)
$ (6,648) $ (247,074)
Shares:
Sold ................................................................................................... 55 19,292
Reinvested .............................................................................................. 7 4,287
Redeemed ...............................................................................................
(741) (50,704)
Net Increase (Decrease)
(679) (27,125)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2023
From net investment income and net realized gain on investments ....................................................... $ N/A $ (27,579)
Total Dividends and Distributions
$ N/A $ (27,579)
Year Ended October 31, 2022
(a)
From net investment income and net realized gain on investments ....................................................... $ (69) $ (38,321)
Total Dividends and Distributions
$ (69) $ (38,321)
(a)
Class A shares discontinued operations on February 25, 2022.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Global Emerging Markets Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 3,050 $ 3,992
Net realized gain (loss) on investments and foreign currencies ............................................................................. (2,110) (13,037)
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies ...............................................
27,973 (86,184)
Net Increase (Decrease) in Net Assets Resulting from Operations 28,913 (95,229)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (2,789) (20,006)
Total Dividends and Distributions (2,789) (20,006)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(10,689) 17,311
Total Increase (Decrease) in Net Assets 15,435 (97,924)
Net Assets
Beginning of period ..........................................................................................................................
196,982 294,906
End of period ................................................................................................................................
$ 212,417 $ 196,982
Class A Class C Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2023
Dollars:
Sold .......................... $ 5,188 N/A $ 3,320 $ 16,720 $ 118 $ 665 $ 301 $ 914 $ 4,343
Reinvested ..................... 722 N/A 904 929 8 40 27 64 90
Redeemed ......................
(11,323) N/A (8,477) (18,772) (315) (806) (889) (1,470) (2,990)
Net Increase (Decrease)
$ (5,413) N/A $ (4,253) $ (1,123) $ (189) $ (101) $ (561) $ (492) $ 1,443
Shares:
Sold .......................... 222 N/A 148 722 6 29 13 39 193
Reinvested ..................... 33 N/A 43 42 – 2 1 3 4
Redeemed ......................
(485) N/A (378) (816) (14) (35) (38) (63) (130)
Net Increase (Decrease)
(230) N/A (187) (52) (8) (4) (24) (21) 67
Year Ended October 31, 2022
(a)
Dollars:
Sold .......................... $ 9,894 $ 224 $ 3,432 $ 29,770 $ 199 $ 1,186 $ 658 $ 1,331 $ 928
Reinvested ..................... 5,938 341 6,916 5,242 104 409 233 496 289
Redeemed ......................
(11,273) (5,022) (10,854) (15,942) (240) (1,931) (732) (2,641) (1,644)
Net Increase (Decrease)
$ 4,559 $ (4,457) $ (506) $ 19,070 $ 63 $ (336) $ 159 $ (814) $ (427)
Shares:
Sold .......................... 394 8 133 1,170 9 49 27 52 35
Reinvested ..................... 208 13 253 186 4 15 8 18 10
Redeemed ......................
(441) (220) (435) (639) (10) (77) (31) (101) (66)
Net Increase (Decrease)
161 (199) (49) 717 3 (13) 4 (31) (21)
Dividends and Distributions to
Shareholders:
Year Ended October 31, 2023
From net investment income and net
realized gain on investments ......... $ (726) $ N/A $ (905) $ (929) $ (8) $ (40) $ (27) $ (64) $ (90)
Total Dividends and Distributions
$ (726) $ N/A $ (905) $ (929) $ (8) $ (40) $ (27) $ (64) $ (90)
Year Ended October 31, 2022
(a)
From net investment income and net
realized gain on investments ......... $ (5,967) $ (341) $ (6,923) $ (5,244) $ (104) $ (409) $ (233) $ (496) $ (289)
Total Dividends and Distributions
$ (5,967) $ (341) $ (6,923) $ (5,244) $ (104) $ (409) $ (233) $ (496) $ (289)
(a)
Class C shares discontinued operations and converted to Class A shares on May 6, 2022.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Global Real Estate Securities Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 51,961 $ 52,868
Net realized gain (loss) on investments and foreign currencies ............................................................................. (93,880) 27,987
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies ...............................................
(28,713) (926,560)
Net Increase (Decrease) in Net Assets Resulting from Operations (70,632) (845,705)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (24,691) (85,238)
Total Dividends and Distributions (24,691) (85,238)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(321,183) (966,249)
Total Increase (Decrease) in Net Assets (416,506) (1,897,192)
Net Assets
Beginning of period ..........................................................................................................................
2,220,432 4,117,624
End of period ................................................................................................................................
$ 1,803,926 $ 2,220,432
Class A Class C Institutional R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2023
Dollars:
Sold ............................................... $ 10,885 N/A $ 398,389 $ 417 $ 151 $ 1,562 $ 137,000
Reinvested .......................................... 522 N/A 14,539 3 4 62 8,275
Redeemed ...........................................
(37,190) N/A (685,897) (230) (55) (694) (168,926)
Net Increase (Decrease)
$ (25,783) N/A $ (272,969) $ 190 $ 100 $ 930 $ (23,651)
Shares:
Sold ............................................... 1,361 N/A 45,547 49 17 179 15,964
Reinvested .......................................... 67 N/A 1,719 – – 7 978
Redeemed ...........................................
(4,624) N/A (79,163) (27) (5) (80) (19,045)
Net Increase (Decrease)
(3,196) N/A (31,897) 22 12 106 (2,103)
Year Ended October 31, 2022
(a)
Dollars:
Sold ............................................... $ 36,806 $ 1,468 $ 481,624 $ 716 $ 79 $ 8,460 $ 166,356
Reinvested .......................................... 2,186 353 45,948 12 19 34 31,861
Redeemed ...........................................
(35,352) (21,413) (905,424) (441) (157) (894) (778,490)
Net Increase (Decrease)
$ 3,640 $ (19,592) $ (377,852) $ 287 $ (59) $ 7,600 $ (580,273)
Shares:
Sold ............................................... 3,901 145 47,603 65 7 767 16,244
Reinvested .......................................... 202 34 3,906 1 2 3 2,706
Redeemed ...........................................
(3,745) (2,353) (85,297) (43) (16) (89) (69,215)
Net Increase (Decrease)
358 (2,174) (33,788) 23 (7) 681 (50,265)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2023
From net investment income and net realized gain on investments ... $ (622) $ N/A $ (15,575) $ (3) $ (4) $ (62) $ (8,425)
Total Dividends and Distributions
$ (622) $ N/A $ (15,575) $ (3) $ (4) $ (62) $ (8,425)
Year Ended October 31, 2022
(a)
From net investment income and net realized gain on investments ... $ (2,597) $ (355) $ (49,985) $ (12) $ (19) $ (34) $ (32,236)
Total Dividends and Distributions
$ (2,597) $ (355) $ (49,985) $ (12) $ (19) $ (34) $ (32,236)
(a)
Class C shares discontinued operations and converted to Class A shares on May 6, 2022.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Government & High Quality Bond Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 16,286 $ 13,312
Net realized gain (loss) on investments and futures ......................................................................................... (29,486) (62,150)
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
14,120 (127,710)
Net Increase (Decrease) in Net Assets Resulting from Operations 920 (176,548)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (18,171) (18,236)
Total Dividends and Distributions (18,171) (18,236)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(131,646) (180,338)
Total Increase (Decrease) in Net Assets (148,897) (375,122)
Net Assets
Beginning of period ..........................................................................................................................
771,076 1,146,198
End of period ................................................................................................................................
$ 622,179 $ 771,076
Class A Class C Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2023
Dollars:
Sold .................................... $ 11,820 N/A $ 5,941 $ 113,016 $ 75 $ 786 $ 914 $ 1,629
Reinvested ............................... 4,170 N/A 1,918 11,424 36 79 126 249
Redeemed ................................
(37,399) N/A (13,919) (223,122) (2,035) (1,381) (4,238) (1,735)
Net Increase (Decrease)
$ (21,409) N/A $ (6,060) $ (98,682) $ (1,924) $ (516) $ (3,198) $ 143
Shares:
Sold .................................... 1,329 N/A 672 12,900 8 89 103 182
Reinvested ............................... 472 N/A 216 1,291 4 9 14 28
Redeemed ................................
(4,219) N/A (1,574) (24,622) (227) (155) (493) (194)
Net Increase (Decrease)
(2,418) N/A (686) (10,431) (215) (57) (376) 16
Year Ended October 31, 2022
(a)
Dollars:
Sold .................................... $ 25,859 $ 592 $ 10,221 $ 504,378 $ 431 $ 1,008 $ 513 $ 1,786
Reinvested ............................... 2,571 33 1,112 13,951 20 49 81 178
Redeemed ................................
(49,080) (14,868) (17,647) (649,862) (394) (2,111) (1,752) (7,407)
Net Increase (Decrease)
$ (20,650) $ (14,243) $ (6,314) $ (131,533) $ 57 $ (1,054) $ (1,158) $ (5,443)
Shares:
Sold .................................... 2,725 60 1,061 51,289 47 105 54 188
Reinvested ............................... 268 3 115 1,453 2 5 8 18
Redeemed ................................
(5,128) (1,579) (1,822) (69,209) (42) (218) (178) (770)
Net Increase (Decrease)
(2,135) (1,516) (646) (16,467) 7 (108) (116) (564)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2023
From net investment income and net realized gain on
investments ............................... $ (4,312) $ N/A $ (1,929) $ (11,435) $ (38) $ (81) $ (127) $ (249)
Total Dividends and Distributions
$ (4,312) $ N/A $ (1,929) $ (11,435) $ (38) $ (81) $ (127) $ (249)
Year Ended October 31, 2022
(a)
From net investment income and net realized gain on
investments ............................... $ (2,662) $ (35) $ (1,120) $ (14,089) $ (20) $ (51) $ (81) $ (178)
Total Dividends and Distributions
$ (2,662) $ (35) $ (1,120) $ (14,089) $ (20) $ (51) $ (81) $ (178)
(a)
Class C shares discontinued operations and converted to Class A shares on May 6, 2022.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Government Money Market Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 153,695 $ 29,419
Net realized gain (loss) on investments ...................................................................................................... 139 –
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
– –
Net Increase (Decrease) in Net Assets Resulting from Operations 153,834 29,419
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (153,834) (29,419)
Total Dividends and Distributions (153,834) (29,419)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(204,800) (678,052)
Total Increase (Decrease) in Net Assets (204,800) (678,052)
Net Assets
Beginning of period ..........................................................................................................................
2,979,627 3,657,679
End of period ................................................................................................................................
$ 2,774,827 $ 2,979,627
Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2023
(a)
Dollars:
Sold ................................................................................................... $ 5,668,078 $ 35,406,264
Reinvested .............................................................................................. 1 486
Redeemed ...............................................................................................
(8,455,818) (32,823,811)
Net Increase (Decrease)
$ (2,787,739) $ 2,582,939
Shares:
Sold ................................................................................................... 5,668,078 35,406,264
Reinvested .............................................................................................. 1 486
Redeemed ...............................................................................................
(8,455,818) (32,823,811)
Net Increase (Decrease)
(2,787,739) 2,582,939
Year Ended October 31, 2022
Dollars:
Sold ................................................................................................... $ 51,279,058 N/A
Redeemed ...............................................................................................
(51,957,110) N/A
Net Increase (Decrease)
$ (678,052) N/A
Shares:
Sold ................................................................................................... 51,279,058 N/A
Redeemed ...............................................................................................
(51,957,110) N/A
Net Increase (Decrease)
(678,052) N/A
Dividends and Distributions to Shareholders:
Year Ended October 31, 2023
(a)
From net investment income and net realized gain on investments ....................................................... $ (14,507) $ (139,327)
Total Dividends and Distributions
$ (14,507) $ (139,327)
Year Ended October 31, 2022
From net investment income and net realized gain on investments ....................................................... $ (29,419) $ N/A
Total Dividends and Distributions
$ (29,419) $ N/A
(a)
Period from December 12, 2022, date operations commenced, through October 31, 2023 for Class R-6 shares.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands High Income Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 213,460 $ 175,008
Net realized gain (loss) on investments , foreign currencies and swap agreements .......................................................... (119,171) (99,282)
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies and swap agreements ...........................
87,067 (479,574)
Net Increase (Decrease) in Net Assets Resulting from Operations 181,356 (403,848)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (230,586) (186,071)
Total Dividends and Distributions (230,586) (186,071)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
129,211 (51,438)
Total Increase (Decrease) in Net Assets 79,981 (641,357)
Net Assets
Beginning of period ..........................................................................................................................
3,079,579 3,720,936
End of period ................................................................................................................................
$ 3,159,560 $ 3,079,579
Institutional
Capital Share Transactions:
Year Ended October 31, 2023
Dollars:
Sold .............................................................................................................. $ 320,852
Reinvested ......................................................................................................... 230,586
Redeemed ..........................................................................................................
(422,227)
Net Increase (Decrease)
$ 129,211
Shares:
Sold .............................................................................................................. 40,276
Reinvested ......................................................................................................... 29,097
Redeemed ..........................................................................................................
(52,934)
Net Increase (Decrease)
16,439
Year Ended October 31, 2022
Dollars:
Sold .............................................................................................................. $ 829,383
Reinvested ......................................................................................................... 186,071
Redeemed ..........................................................................................................
(1,066,892)
Net Increase (Decrease)
$ (51,438)
Shares:
Sold .............................................................................................................. 95,488
Reinvested ......................................................................................................... 21,919
Redeemed ..........................................................................................................
(123,549)
Net Increase (Decrease)
(6,142)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2023
From net investment income and net realized gain on investments .................................................................. $ (230,586)
Total Dividends and Distributions
$ (230,586)
Year Ended October 31, 2022
From net investment income and net realized gain on investments .................................................................. $ (186,071)
Total Dividends and Distributions
$ (186,071)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands High Yield Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 135,628 $ 126,318
Net realized gain (loss) on investments and foreign currencies ............................................................................. (24,093) (21,622)
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies ...............................................
25,453 (367,096)
Net Increase (Decrease) in Net Assets Resulting from Operations 136,988 (262,400)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (139,190) (134,215)
Total Dividends and Distributions (139,190) (134,215)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
151,981 (335,954)
Total Increase (Decrease) in Net Assets 149,779 (732,569)
Net Assets
Beginning of period ..........................................................................................................................
2,164,117 2,896,686
End of period ................................................................................................................................
$ 2,313,896 $ 2,164,117
Class A Class C Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2023
Dollars:
Sold .............................................................................. $ 209,529 $ 4,090 $ 466,012 $ 291,252
Reinvested ......................................................................... 23,640 1,740 70,505 32,987
Redeemed ..........................................................................
(247,524) (16,630) (492,637) (190,983)
Net Increase (Decrease)
$ (14,355) $ (10,800) $ 43,880 $ 133,256
Shares:
Sold .............................................................................. 32,463 625 72,837 45,404
Reinvested ......................................................................... 3,662 266 11,019 5,156
Redeemed ..........................................................................
(38,317) (2,543) (77,211) (29,864)
Net Increase (Decrease)
(2,192) (1,652) 6,645 20,696
Year Ended October 31, 2022
Dollars:
Sold .............................................................................. $ 258,151 $ 3,729 $ 682,753 $ 173,876
Reinvested ......................................................................... 22,746 2,106 66,753 27,754
Redeemed ..........................................................................
(320,217) (20,996) (938,520) (294,089)
Net Increase (Decrease)
$ (39,320) $ (15,161) $ (189,014) $ (92,459)
Shares:
Sold .............................................................................. 37,859 529 101,786 24,854
Reinvested ......................................................................... 3,383 308 10,013 4,169
Redeemed ..........................................................................
(47,038) (3,057) (140,261) (43,914)
Net Increase (Decrease)
(5,796) (2,220) (28,462) (14,891)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2023
From net investment income and net realized gain on investments .................................. $ (25,115) $ (1,756) $ (74,140) $ (38,179)
Total Dividends and Distributions
$ (25,115) $ (1,756) $ (74,140) $ (38,179)
Year Ended October 31, 2022
From net investment income and net realized gain on investments .................................. $ (24,213) $ (2,124) $ (70,172) $ (37,706)
Total Dividends and Distributions
$ (24,213) $ (2,124) $ (70,172) $ (37,706)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Inflation Protection Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 59,016 $ 95,115
Net realized gain (loss) on investments , foreign currencies , futures , options and swaptions , short sales and swap agreements ............ (61,219) (19,387)
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies , futures , options and swaptions and swap agreements .............................................................................................................................
(4,040) (272,251)
Net Increase (Decrease) in Net Assets Resulting from Operations (6,243) (196,523)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (94,099) (104,240)
Total Dividends and Distributions (94,099) (104,240)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(77,747) 444,455
Total Increase (Decrease) in Net Assets (178,089) 143,692
Net Assets
Beginning of period ..........................................................................................................................
1,650,061 1,506,369
End of period ................................................................................................................................
$ 1,471,972 $ 1,650,061
Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2023
Dollars:
Sold ......................................................... $ 2,616 $ 174,642 $ 82 $ 1,130 $ 557 $ 1,408
Reinvested .................................................... 1,031 92,111 36 400 236 285
Redeemed .....................................................
(6,589) (337,108) (65) (3,148) (3,209) (2,162)
Net Increase (Decrease)
$ (2,942) $ (70,355) $ 53 $ (1,618) $ (2,416) $ (469)
Shares:
Sold ......................................................... 355 22,375 12 150 74 182
Reinvested .................................................... 143 12,025 5 55 32 38
Redeemed .....................................................
(893) (42,285) (9) (424) (439) (283)
Net Increase (Decrease)
(395) (7,885) 8 (219) (333) (63)
Year Ended October 31, 2022
Dollars:
Sold ......................................................... $ 19,317 $ 901,255 $ 809 $ 3,684 $ 702 $ 2,638
Reinvested .................................................... 1,320 101,579 87 474 430 348
Redeemed .....................................................
(15,200) (564,616) (1,257) (3,254) (1,953) (1,908)
Net Increase (Decrease)
$ 5,437 $ 438,218 $ (361) $ 904 $ (821) $ 1,078
Shares:
Sold ......................................................... 2,251 99,596 99 449 81 294
Reinvested .................................................... 149 10,840 10 53 48 38
Redeemed .....................................................
(1,813) (60,274) (158) (384) (230) (222)
Net Increase (Decrease)
587 50,162 (49) 118 (101) 110
Dividends and Distributions to Shareholders:
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............. $ (1,031) $ (92,111) $ (36) $ (400) $ (236) $ (285)
Total Dividends and Distributions
$ (1,031) $ (92,111) $ (36) $ (400) $ (236) $ (285)
Year Ended October 31, 2022
From net investment income and net realized gain on investments ............. $ (1,320) $ (101,580) $ (87) $ (475) $ (430) $ (348)
Total Dividends and Distributions
$ (1,320) $ (101,580) $ (87) $ (475) $ (430) $ (348)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands International Fund I
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 9,322 $ 9,292
Net realized gain (loss) on investments and foreign currencies ............................................................................. (3,421) (25,884)
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies ...............................................
23,335 (92,088)
Net Increase (Decrease) in Net Assets Resulting from Operations 29,236 (108,680)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (8,890) (44,834)
Total Dividends and Distributions (8,890) (44,834)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(21,771) 83,156
Total Increase (Decrease) in Net Assets (1,425) (70,358)
Net Assets
Beginning of period ..........................................................................................................................
274,891 345,249
End of period ................................................................................................................................
$ 273,466 $ 274,891
Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2023
Dollars:
Sold ......................................................... $ 36,853 $ 217 $ 193 $ 61 $ 1,979 $ 23,151
Reinvested .................................................... 2,720 21 39 53 17 4,900
Redeemed .....................................................
(45,842) (196) (1,084) (1,839) (478) (42,536)
Net Increase (Decrease)
$ (6,269) $ 42 $ (852) $ (1,725) $ 1,518 $ (14,485)
Shares:
Sold ......................................................... 2,921 17 16 6 164 1,847
Reinvested .................................................... 231 2 3 4 1 417
Redeemed .....................................................
(3,649) (15) (85) (152) (37) (3,342)
Net Increase (Decrease)
(497) 4 (66) (142) 128 (1,078)
Year Ended October 31, 2022
Dollars:
Sold ......................................................... $ 38,420 $ 190 $ 433 $ 405 $ 84 $ 68,854
Reinvested .................................................... 17,346 158 378 330 93 25,569
Redeemed .....................................................
(41,550) (212) (999) (340) (148) (25,855)
Net Increase (Decrease)
$ 14,216 $ 136 $ (188) $ 395 $ 29 $ 68,568
Shares:
Sold ......................................................... 2,707 13 31 27 6 5,284
Reinvested .................................................... 1,076 10 24 20 6 1,585
Redeemed .....................................................
(3,147) (14) (73) (24) (10) (1,833)
Net Increase (Decrease)
636 9 (18) 23 2 5,036
Dividends and Distributions to Shareholders:
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............. $ (2,769) $ (21) $ (39) $ (53) $ (17) $ (5,991)
Total Dividends and Distributions
$ (2,769) $ (21) $ (39) $ (53) $ (17) $ (5,991)
Year Ended October 31, 2022
From net investment income and net realized gain on investments ............. $ (17,593) $ (158) $ (378) $ (330) $ (93) $ (26,282)
Total Dividends and Distributions
$ (17,593) $ (158) $ (378) $ (330) $ (93) $ (26,282)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands LargeCap Growth Fund I
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ (1,169) $ (16,604)
Net realized gain (loss) on investments and futures ......................................................................................... 743,379 1,090,008
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
887,095 (5,747,940)
Net Increase (Decrease) in Net Assets Resulting from Operations 1,629,305 (4,674,536)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (970,970) (1,500,514)
Total Dividends and Distributions (970,970) (1,500,514)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
262,742 892,868
Total Increase (Decrease) in Net Assets 921,077 (5,282,182)
Net Assets
Beginning of period ..........................................................................................................................
9,562,808 14,844,990
End of period ................................................................................................................................
$ 10,483,885 $ 9,562,808
Class A Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2023
Dollars:
Sold .................................... $ 25,470 $ 45,787 $ 234,682 $ 1,356 $ 10,178 $ 8,430 $ 16,955 $ 673,776
Reinvested ............................... 40,388 36,370 238,720 1,144 6,902 5,381 16,778 622,445
Redeemed ................................
(54,588) (40,543) (493,104) (2,580) (14,679) (16,878) (52,692) (1,046,956)
Net Increase (Decrease)
$ 11,270 $ 41,614 $ (19,702) $ (80) $ 2,401 $ (3,067) $ (18,959) $ 249,265
Shares:
Sold .................................... 1,738 4,073 15,610 122 793 640 1,192 43,880
Reinvested ............................... 3,294 3,898 18,237 119 633 473 1,373 47,479
Redeemed ................................
(3,804) (3,710) (32,300) (220) (1,164) (1,274) (3,652) (67,828)
Net Increase (Decrease)
1,228 4,261 1,547 21 262 (161) (1,087) 23,531
Year Ended October 31, 2022
Dollars:
Sold .................................... $ 20,981 $ 27,793 $ 464,650 $ 908 $ 10,494 $ 8,481 $ 17,955 $ 1,097,141
Reinvested ............................... 65,507 58,060 339,689 1,799 11,608 9,001 37,571 971,873
Redeemed ................................
(60,801) (62,953) (444,619) (1,912) (22,891) (20,894) (131,812) (1,504,761)
Net Increase (Decrease)
$ 25,687 $ 22,900 $ 359,720 $ 795 $ (789) $ (3,412) $ (76,286) $ 564,253
Shares:
Sold .................................... 1,177 1,953 26,757 65 693 526 1,035 63,037
Reinvested ............................... 3,259 3,677 15,985 110 640 478 1,878 45,714
Redeemed ................................
(3,584) (4,659) (23,854) (138) (1,460) (1,208) (7,158) (83,712)
Net Increase (Decrease)
852 971 18,888 37 (127) (204) (4,245) 25,039
Dividends and Distributions to Shareholders:
Year Ended October 31, 2023
From net investment income and net realized gain on
investments ............................... $ (41,160) $ (36,417) $ (240,663) $ (1,144) $ (6,951) $ (5,381) $ (16,778) $ (622,476)
Total Dividends and Distributions
$ (41,160) $ (36,417) $ (240,663) $ (1,144) $ (6,951) $ (5,381) $ (16,778) $ (622,476)
Year Ended October 31, 2022
From net investment income and net realized gain on
investments ............................... $ (66,548) $ (58,120) $ (343,682) $ (1,799) $ (11,734) $ (9,001) $ (37,571) $ (972,059)
Total Dividends and Distributions
$ (66,548) $ (58,120) $ (343,682) $ (1,799) $ (11,734) $ (9,001) $ (37,571) $ (972,059)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands LargeCap S&P 500 Index Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 88,355 $ 74,041
Net realized gain (loss) on investments and futures ......................................................................................... 218,075 109,701
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
234,142 (1,157,531)
Net Increase (Decrease) in Net Assets Resulting from Operations 540,572 (973,789)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (152,697) (790,869)
Total Dividends and Distributions (152,697) (790,869)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
207,054 882,749
Total Increase (Decrease) in Net Assets 594,929 (881,909)
Net Assets
Beginning of period ..........................................................................................................................
5,547,708 6,429,617
End of period ................................................................................................................................
$ 6,142,637 $ 5,547,708
Class A Class C Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2023
(a)
Dollars:
Sold .................................... $ 109,916 $ 2,508 $ 101,983 $ 1,000,055 $ 2,357 $ 29,350 $ 23,956 $ 39,745
Reinvested ............................... 14,068 740 22,116 103,161 239 2,944 2,504 6,581
Redeemed ................................
(90,345) (51,334) (97,831) (854,636) (3,558) (38,481) (36,321) (82,663)
Net Increase (Decrease)
$ 33,639 $ (48,086) $ 26,268 $ 248,580 $ (962) $ (6,187) $ (9,861) $ (36,337)
Shares:
Sold .................................... 5,207 129 4,857 47,660 112 1,389 1,137 1,857
Reinvested ............................... 723 40 1,153 5,303 12 151 128 332
Redeemed ................................
(4,282) (2,529) (4,703) (40,851) (168) (1,835) (1,717) (3,840)
Net Increase (Decrease)
1,648 (2,360) 1,307 12,112 (44) (295) (452) (1,651)
Year Ended October 31, 2022
Dollars:
Sold .................................... $ 84,898 $ 3,982 $ 101,670 $ 1,015,815 $ 3,024 $ 25,651 $ 35,824 $ 57,102
Reinvested ............................... 78,331 7,506 121,352 503,014 2,093 22,836 15,506 38,260
Redeemed ................................
(92,482) (14,769) (116,919) (816,185) (7,028) (57,885) (47,378) (81,469)
Net Increase (Decrease)
$ 70,747 $ (3,281) $ 106,103 $ 702,644 $ (1,911) $ (9,398) $ 3,952 $ 13,893
Shares:
Sold .................................... 3,802 186 4,616 45,535 133 1,162 1,645 2,511
Reinvested ............................... 3,340 333 5,241 21,409 90 974 658 1,602
Redeemed ................................
(4,209) (692) (5,400) (36,846) (300) (2,641) (2,071) (3,549)
Net Increase (Decrease)
2,933 (173) 4,457 30,098 (77) (505) 232 564
Dividends and Distributions to Shareholders:
Year Ended October 31, 2023
(a)
From net investment income and net realized gain on
investments ............................... $ (14,375) $ (746) $ (22,140) $ (103,168) $ (239) $ (2,944) $ (2,504) $ (6,581)
Total Dividends and Distributions
$ (14,375) $ (746) $ (22,140) $ (103,168) $ (239) $ (2,944) $ (2,504) $ (6,581)
Year Ended October 31, 2022
From net investment income and net realized gain on
investments ............................... $ (80,086) $ (7,546) $ (121,473) $ (503,069) $ (2,093) $ (22,836) $ (15,506) $ (38,260)
Total Dividends and Distributions
$ (80,086) $ (7,546) $ (121,473) $ (503,069) $ (2,093) $ (22,836) $ (15,506) $ (38,260)
(a)
Class C shares discontinued operations and converted to Class A shares on May 19, 2023.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands LargeCap Value Fund III
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 43,234 $ 45,419
Net realized gain (loss) on investments and futures ......................................................................................... 67,025 286,488
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
(112,229) (497,079)
Net Increase (Decrease) in Net Assets Resulting from Operations (1,970) (165,172)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (255,076) (303,624)
Total Dividends and Distributions (255,076) (303,624)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
171,418 (361,449)
Total Increase (Decrease) in Net Assets (85,628) (830,245)
Net Assets
Beginning of period ..........................................................................................................................
2,735,079 3,565,324
End of period ................................................................................................................................
$ 2,649,451 $ 2,735,079
Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2023
Dollars:
Sold ......................................................... $ 7,737 $ 446,915 $ 385 $ 1,577 $ 343 $ 1,444
Reinvested .................................................... 7,902 245,642 351 500 179 500
Redeemed .....................................................
(13,230) (523,787) (957) (1,675) (1,164) (1,244)
Net Increase (Decrease)
$ 2,409 $ 168,770 $ (221) $ 402 $ (642) $ 700
Shares:
Sold ......................................................... 444 26,032 22 85 20 83
Reinvested .................................................... 476 14,493 21 28 10 29
Redeemed .....................................................
(783) (30,320) (55) (90) (68) (70)
Net Increase (Decrease)
137 10,205 (12) 23 (38) 42
Year Ended October 31, 2022
Dollars:
Sold ......................................................... $ 15,593 $ 488,999 $ 639 $ 1,599 $ 535 $ 1,480
Reinvested .................................................... 7,115 294,912 321 543 215 516
Redeemed .....................................................
(13,482) (1,152,257) (349) (2,287) (1,074) (4,467)
Net Increase (Decrease)
$ 9,226 $ (368,346) $ 611 $ (145) $ (324) $ (2,471)
Shares:
Sold ......................................................... 838 25,374 34 78 29 80
Reinvested .................................................... 382 15,541 17 27 11 27
Redeemed .....................................................
(732) (61,496) (19) (113) (58) (225)
Net Increase (Decrease)
488 (20,581) 32 (8) (18) (118)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............. $ (7,903) $ (245,643) $ (351) $ (500) $ (179) $ (500)
Total Dividends and Distributions
$ (7,903) $ (245,643) $ (351) $ (500) $ (179) $ (500)
Year Ended October 31, 2022
From net investment income and net realized gain on investments ............. $ (7,117) $ (294,912) $ (321) $ (543) $ (215) $ (516)
Total Dividends and Distributions
$ (7,117) $ (294,912) $ (321) $ (543) $ (215) $ (516)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands MidCap Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ (9,108) $ (3,558)
Net realized gain (loss) on investments and foreign currencies ............................................................................. 555,663 680,159
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
714,958 (6,090,818)
Net Increase (Decrease) in Net Assets Resulting from Operations 1,261,513 (5,414,217)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (566,463) (1,829,829)
Total Dividends and Distributions (566,463) (1,829,829)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(978,780) 1,353,553
Total Increase (Decrease) in Net Assets (283,730) (5,890,493)
Net Assets
Beginning of period ..........................................................................................................................
18,498,052 24,388,545
End of period ................................................................................................................................
$ 18,214,322 $ 18,498,052
Class A Class C Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2023
Dollars:
Sold .......................... $ 147,607 $ 2,726 $ 6,262 $ 1,805,590 $ 2,999 $ 4,831 $ 4,729 $ 31,089 $ 2,106,752
Reinvested ..................... 47,800 1,440 9,751 274,727 2,995 1,445 1,534 9,397 122,537
Redeemed ......................
(253,939) (15,481) (25,195) (3,548,645) (10,979) (11,503) (12,065) (128,492) (1,556,692)
Net Increase (Decrease)
$ (58,532) $ (11,315) $ (9,182) $ (1,468,328) $ (4,985) $ (5,227) $ (5,802) $ (88,006) $ 672,597
Shares:
Sold .......................... 4,557 99 199 53,637 105 154 142 946 61,243
Reinvested ..................... 1,523 55 324 8,422 107 48 48 295 3,753
Redeemed ......................
(7,820) (564) (807) (104,725) (382) (365) (360) (3,957) (46,404)
Net Increase (Decrease)
(1,740) (410) (284) (42,666) (170) (163) (170) (2,716) 18,592
Year Ended October 31, 2022
Dollars:
Sold .......................... $ 187,942 $ 4,467 $ 5,883 $ 2,199,643 $ 5,027 $ 6,639 $ 5,313 $ 64,959 $ 3,750,654
Reinvested ..................... 160,636 6,240 32,757 974,709 9,968 5,747 5,535 31,134 238,548
Redeemed ......................
(303,587) (21,945) (33,676) (4,289,704) (12,311) (20,742) (22,860) (107,421) (1,530,002)
Net Increase (Decrease)
$ 44,991 $ (11,238) $ 4,964 $ (1,115,352) $ 2,684 $ (8,356) $ (12,012) $ (11,328) $ 2,459,200
Shares:
Sold .......................... 5,289 146 173 61,569 163 199 155 1,793 108,742
Reinvested ..................... 4,120 186 877 24,138 285 152 139 786 5,908
Redeemed ......................
(8,859) (748) (1,032) (125,278) (393) (617) (601) (2,907) (44,858)
Net Increase (Decrease)
550 (416) 18 (39,571) 55 (266) (307) (328) 69,792
Dividends and Distributions to
Shareholders:
Year Ended October 31, 2023
From net investment income and net
realized gain on investments ......... $ (50,669) $ (1,456) $ (9,754) $ (305,189) $ (2,995) $ (1,451) $ (1,534) $ (9,402) $ (184,013)
Total Dividends and Distributions
$ (50,669) $ (1,456) $ (9,754) $ (305,189) $ (2,995) $ (1,451) $ (1,534) $ (9,402) $ (184,013)
Year Ended October 31, 2022
From net investment income and net
realized gain on investments ......... $ (171,386) $ (6,366) $ (32,774) $ (1,175,612) $ (9,974) $ (5,795) $ (5,535) $ (31,144) $ (391,243)
Total Dividends and Distributions
$ (171,386) $ (6,366) $ (32,774) $ (1,175,612) $ (9,974) $ (5,795) $ (5,535) $ (31,144) $ (391,243)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands MidCap Growth Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ (610) $ (1,012)
Net realized gain (loss) on investments ...................................................................................................... 4,296 (28,146)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(13,543) (79,352)
Net Increase (Decrease) in Net Assets Resulting from Operations (9,857) (108,510)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... – (57,018)
Total Dividends and Distributions – (57,018)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(32,430) 65,078
Total Increase (Decrease) in Net Assets (42,287) (100,450)
Net Assets
Beginning of period ..........................................................................................................................
236,221 336,671
End of period ................................................................................................................................
$ 193,934 $ 236,221
Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2023
Dollars:
Sold ......................................................... $ 8,677 $ 27,572 $ 122 $ 3,465 $ 692 $ 1,247
Redeemed .....................................................
(15,630) (49,966) (192) (4,859) (877) (2,681)
Net Increase (Decrease)
$ (6,953) $ (22,394) $ (70) $ (1,394) $ (185) $ (1,434)
Shares:
Sold ......................................................... 1,438 3,064 20 439 82 134
Redeemed .....................................................
(2,633) (5,542) (29) (614) (100) (290)
Net Increase (Decrease)
(1,195) (2,478) (9) (175) (18) (156)
Year Ended October 31, 2022
Dollars:
Sold ......................................................... $ 13,588 $ 81,381 $ 320 $ 8,402 $ 1,224 $ 2,571
Reinvested .................................................... 26,257 21,729 335 3,837 984 3,290
Redeemed .....................................................
(22,081) (53,186) (702) (5,251) (1,215) (16,405)
Net Increase (Decrease)
$ 17,764 $ 49,924 $ (47) $ 6,988 $ 993 $ (10,544)
Shares:
Sold ......................................................... 1,912 8,010 46 868 125 221
Reinvested .................................................... 3,344 1,840 41 367 85 268
Redeemed .....................................................
(3,270) (5,395) (96) (575) (114) (1,475)
Net Increase (Decrease)
1,986 4,455 (9) 660 96 (986)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............. $ – $ – $ – $ – $ – $ –
Total Dividends and Distributions
$ – $ – $ – $ – $ – $ –
Year Ended October 31, 2022
From net investment income and net realized gain on investments ............. $ (26,294) $ (22,276) $ (335) $ (3,839) $ (984) $ (3,290)
Total Dividends and Distributions
$ (26,294) $ (22,276) $ (335) $ (3,839) $ (984) $ (3,290)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands MidCap Growth Fund III
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ (1,340) $ (4,133)
Net realized gain (loss) on investments and futures ......................................................................................... 88,205 23,045
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
(100,508) (357,489)
Net Increase (Decrease) in Net Assets Resulting from Operations (13,643) (338,577)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (21,268) (242,929)
Total Dividends and Distributions (21,268) (242,929)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(55,031) 508,636
Total Increase (Decrease) in Net Assets (89,942) (72,870)
Net Assets
Beginning of period ..........................................................................................................................
1,168,026 1,240,896
End of period ................................................................................................................................
$ 1,078,084 $ 1,168,026
Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2023
Dollars:
Sold ......................................................... $ 3,518 $ 122,806 $ 179 $ 969 $ 185 $ 883
Reinvested .................................................... 1,005 20,086 32 72 27 46
Redeemed .....................................................
(5,292) (196,830) (337) (1,813) (172) (395)
Net Increase (Decrease)
$ (769) $ (53,938) $ (126) $ (772) $ 40 $ 534
Shares:
Sold ......................................................... 465 10,959 25 103 18 81
Reinvested .................................................... 144 1,971 5 8 3 5
Redeemed .....................................................
(699) (17,915) (47) (193) (16) (36)
Net Increase (Decrease)
(90) (4,985) (17) (82) 5 50
Year Ended October 31, 2022
Dollars:
Sold ......................................................... $ 2,191 $ 620,806 $ 172 $ 621 $ 170 $ 390
Reinvested .................................................... 14,833 225,234 435 1,069 546 812
Redeemed .....................................................
(7,335) (346,862) (229) (807) (741) (2,669)
Net Increase (Decrease)
$ 9,689 $ 499,178 $ 378 $ 883 $ (25) $ (1,467)
Shares:
Sold ......................................................... 242 56,800 20 58 12 30
Reinvested .................................................... 1,593 16,684 48 91 44 60
Redeemed .....................................................
(860) (31,831) (25) (76) (70) (176)
Net Increase (Decrease)
975 41,653 43 73 (14) (86)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............. $ (1,005) $ (20,086) $ (32) $ (72) $ (27) $ (46)
Total Dividends and Distributions
$ (1,005) $ (20,086) $ (32) $ (72) $ (27) $ (46)
Year Ended October 31, 2022
From net investment income and net realized gain on investments ............. $ (14,833) $ (225,234) $ (435) $ (1,069) $ (546) $ (812)
Total Dividends and Distributions
$ (14,833) $ (225,234) $ (435) $ (1,069) $ (546) $ (812)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands MidCap S&P 400 Index Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 17,499 $ 16,151
Net realized gain (loss) on investments and futures ......................................................................................... 46,482 79,870
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
(78,084) (257,449)
Net Increase (Decrease) in Net Assets Resulting from Operations (14,103) (161,428)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (86,811) (112,207)
Total Dividends and Distributions (86,811) (112,207)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
85,014 99,712
Total Increase (Decrease) in Net Assets (15,900) (173,923)
Net Assets
Beginning of period ..........................................................................................................................
1,239,312 1,413,235
End of period ................................................................................................................................
$ 1,223,412 $ 1,239,312
Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2023
Dollars:
Sold ............................................... $ 13,993 $ 109,872 $ 734 $ 11,349 $ 9,197 $ 16,021 $ 211,093
Reinvested .......................................... 9,062 12,693 343 4,261 2,647 6,198 51,390
Redeemed ...........................................
(17,471) (112,122) (1,023) (19,412) (13,880) (35,184) (174,747)
Net Increase (Decrease)
$ 5,584 $ 10,443 $ 54 $ (3,802) $ (2,036) $ (12,965) $ 87,736
Shares:
Sold ............................................... 699 5,231 36 532 432 740 10,228
Reinvested .......................................... 479 644 18 211 130 302 2,608
Redeemed ...........................................
(881) (5,375) (50) (903) (643) (1,616) (8,399)
Net Increase (Decrease)
297 500 4 (160) (81) (574) 4,437
Year Ended October 31, 2022
Dollars:
Sold ............................................... $ 14,158 $ 71,979 $ 1,018 $ 13,545 $ 9,683 $ 18,918 $ 194,526
Reinvested .......................................... 12,297 19,786 490 6,315 3,880 8,960 60,050
Redeemed ...........................................
(20,374) (105,439) (1,239) (24,471) (15,138) (31,611) (137,621)
Net Increase (Decrease)
$ 6,081 $ (13,674) $ 269 $ (4,611) $ (1,575) $ (3,733) $ 116,955
Shares:
Sold ............................................... 651 3,222 46 609 424 815 8,845
Reinvested .......................................... 548 849 21 266 162 370 2,577
Redeemed ...........................................
(945) (4,769) (57) (1,060) (643) (1,344) (6,104)
Net Increase (Decrease)
254 (698) 10 (185) (57) (159) 5,318
Dividends and Distributions to Shareholders:
Year Ended October 31, 2023
From net investment income and net realized gain on investments ... $ (9,077) $ (12,895) $ (343) $ (4,261) $ (2,647) $ (6,198) $ (51,390)
Total Dividends and Distributions
$ (9,077) $ (12,895) $ (343) $ (4,261) $ (2,647) $ (6,198) $ (51,390)
Year Ended October 31, 2022
From net investment income and net realized gain on investments ... $ (12,321) $ (20,188) $ (490) $ (6,315) $ (3,880) $ (8,960) $ (60,053)
Total Dividends and Distributions
$ (12,321) $ (20,188) $ (490) $ (6,315) $ (3,880) $ (8,960) $ (60,053)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands MidCap Value Fund I
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 52,195 $ 51,462
Net realized gain (loss) on investments and futures ......................................................................................... 125,149 238,761
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
(229,023) (436,714)
Net Increase (Decrease) in Net Assets Resulting from Operations (51,679) (146,491)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (253,175) (311,292)
Total Dividends and Distributions (253,175) (311,292)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
87,431 1,139,654
Total Increase (Decrease) in Net Assets (217,423) 681,871
Net Assets
Beginning of period ..........................................................................................................................
3,635,588 2,953,717
End of period ................................................................................................................................
$ 3,418,165 $ 3,635,588
Class A Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2023
Dollars:
Sold .................................... $ 5,800 $ 10,725 $ 381,509 $ 224 $ 2,865 $ 2,496 $ 9,302 $ 220,834
Reinvested ............................... 3,013 12,064 77,708 158 741 623 2,096 154,089
Redeemed ................................
(11,087) (25,731) (393,911) (637) (4,252) (4,078) (8,809) (348,311)
Net Increase (Decrease)
$ (2,274) $ (2,942) $ 65,306 $ (255) $ (646) $ (959) $ 2,589 $ 26,612
Shares:
Sold .................................... 364 676 23,893 14 183 160 584 13,892
Reinvested ............................... 196 793 5,029 11 49 41 137 9,948
Redeemed ................................
(707) (1,656) (24,890) (42) (270) (260) (561) (22,191)
Net Increase (Decrease)
(147) (187) 4,032 (17) (38) (59) 160 1,649
Year Ended October 31, 2022
Dollars:
Sold .................................... $ 16,156 $ 21,134 $ 1,033,695 $ 447 $ 3,411 $ 2,516 $ 10,920 $ 351,812
Reinvested ............................... 4,526 20,316 33,116 279 1,434 1,268 3,116 246,990
Redeemed ................................
(9,853) (23,276) (232,705) (516) (5,283) (4,730) (11,141) (323,978)
Net Increase (Decrease)
$ 10,829 $ 18,174 $ 834,106 $ 210 $ (438) $ (946) $ 2,895 $ 274,824
Shares:
Sold .................................... 961 1,268 61,197 27 209 152 650 20,875
Reinvested ............................... 270 1,223 1,966 18 87 77 187 14,627
Redeemed ................................
(602) (1,415) (13,623) (31) (320) (287) (666) (19,335)
Net Increase (Decrease)
629 1,076 49,540 14 (24) (58) 171 16,167
Dividends and Distributions to Shareholders:
Year Ended October 31, 2023
From net investment income and net realized gain on
investments ............................... $ (3,038) $ (12,073) $ (80,357) $ (158) $ (741) $ (623) $ (2,096) $ (154,089)
Total Dividends and Distributions
$ (3,038) $ (12,073) $ (80,357) $ (158) $ (741) $ (623) $ (2,096) $ (154,089)
Year Ended October 31, 2022
From net investment income and net realized gain on
investments ............................... $ (4,569) $ (20,330) $ (33,306) $ (279) $ (1,434) $ (1,268) $ (3,116) $ (246,990)
Total Dividends and Distributions
$ (4,569) $ (20,330) $ (33,306) $ (279) $ (1,434) $ (1,268) $ (3,116) $ (246,990)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Money Market Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 43,022 $ 5,958
Net realized gain (loss) on investments ...................................................................................................... 1 –
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
– –
Net Increase (Decrease) in Net Assets Resulting from Operations 43,023 5,958
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (43,023) (5,958)
Total Dividends and Distributions (43,023) (5,958)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
17,671 273,679
Total Increase (Decrease) in Net Assets 17,671 273,679
Net Assets
Beginning of period ..........................................................................................................................
978,661 704,982
End of period ................................................................................................................................
$ 996,332 $ 978,661
Class A Class J
Capital Share Transactions:
Year Ended October 31, 2023
Dollars:
Sold ................................................................................................... $ 205,853 $ 237,445
Reinvested .............................................................................................. 14,795 27,683
Redeemed ...............................................................................................
(231,649) (236,456)
Net Increase (Decrease)
$ (11,001) $ 28,672
Shares:
Sold ................................................................................................... 205,853 237,445
Reinvested .............................................................................................. 14,795 27,683
Redeemed ...............................................................................................
(231,649) (236,456)
Net Increase (Decrease)
(11,001) 28,672
Year Ended October 31, 2022
Dollars:
Sold ................................................................................................... $ 256,726 $ 453,007
Reinvested .............................................................................................. 2,112 3,784
Redeemed ...............................................................................................
(199,955) (241,995)
Net Increase (Decrease)
$ 58,883 $ 214,796
Shares:
Sold ................................................................................................... 256,726 453,007
Reinvested .............................................................................................. 2,112 3,784
Redeemed ...............................................................................................
(199,955) (241,995)
Net Increase (Decrease)
58,883 214,796
Dividends and Distributions to Shareholders:
Year Ended October 31, 2023
From net investment income and net realized gain on investments ....................................................... $ (15,098) $ (27,925)
Total Dividends and Distributions
$ (15,098) $ (27,925)
Year Ended October 31, 2022
From net investment income and net realized gain on investments ....................................................... $ (2,136) $ (3,822)
Total Dividends and Distributions
$ (2,136) $ (3,822)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Overseas Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 63,041 $ 57,253
Net realized gain (loss) on investments , foreign currencies and futures ..................................................................... 97,108 175,992
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies and futures ......................................
215,727 (593,956)
Net Increase (Decrease) in Net Assets Resulting from Operations 375,876 (360,711)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (150,333) (183,397)
Total Dividends and Distributions (150,333) (183,397)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
214,393 (679,692)
Total Increase (Decrease) in Net Assets 439,936 (1,223,800)
Net Assets
Beginning of period ..........................................................................................................................
1,704,713 2,928,513
End of period ................................................................................................................................
$ 2,144,649 $ 1,704,713
Institutional R-1 R-3 R-4
Capital Share Transactions:
Year Ended October 31, 2023
(a)
Dollars:
Sold .............................................................................. $ 481,485 – $ 244 $ 310
Reinvested ......................................................................... 150,243 1 39 48
Redeemed ..........................................................................
(417,748) (37) (85) (107)
Net Increase (Decrease)
$ 213,980 $ (36) $ 198 $ 251
Shares:
Sold .............................................................................. 46,645 – 24 29
Reinvested ......................................................................... 16,054 – 4 5
Redeemed ..........................................................................
(40,428) (4) (8) (10)
Net Increase (Decrease)
22,271 (4) 20 24
Year Ended October 31, 2022
Dollars:
Sold .............................................................................. $ 300,150 $ 20 $ 176 $ 70
Reinvested ......................................................................... 183,311 1 42 42
Redeemed ..........................................................................
(1,163,263) (2) (217) (22)
Net Increase (Decrease)
$ (679,802) $ 19 $ 1 $ 90
Shares:
Sold .............................................................................. 28,941 2 18 8
Reinvested ......................................................................... 17,572 – 4 4
Redeemed ..........................................................................
(110,960) – (22) (3)
Net Increase (Decrease)
(64,447) 2 – 9
Dividends and Distributions to Shareholders:
Year Ended October 31, 2023
(a)
From net investment income and net realized gain on investments .................................. $ (150,245) $ (1) $ (39) $ (48)
Total Dividends and Distributions
$ (150,245) $ (1) $ (39) $ (48)
Year Ended October 31, 2022
From net investment income and net realized gain on investments .................................. $ (183,312) $ (1) $ (42) $ (42)
Total Dividends and Distributions
$ (183,312) $ (1) $ (42) $ (42)
(a)
Class R-1 shares discontinued operations and converted to Class R-3 shares on January 13, 2023.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal Capital Appreciation Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 32,082 $ 25,363
Net realized gain (loss) on investments and foreign currencies ............................................................................. 11,252 (139,692)
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies ...............................................
262,932 (373,344)
Net Increase (Decrease) in Net Assets Resulting from Operations 306,266 (487,673)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (27,304) (239,008)
Total Dividends and Distributions (27,304) (239,008)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
84,366 1,514,462
Total Increase (Decrease) in Net Assets 363,328 787,781
Net Assets
Beginning of period ..........................................................................................................................
3,138,700 2,350,919
End of period ................................................................................................................................
$ 3,502,028 $ 3,138,700
Class A Class C Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2023
(a)
Dollars:
Sold ............................................... $ 54,736 $ 1,349 $ 423,511 $ 153 $ 7,964 $ 2,293 $ 5,272
Reinvested .......................................... 6,978 81 19,818 2 80 50 217
Redeemed ...........................................
(107,357) (25,101) (293,407) (527) (4,815) (2,426) (4,505)
Net Increase (Decrease)
$ (45,643) $ (23,671) $ 149,922 $ (372) $ 3,229 $ (83) $ 984
Shares:
Sold ............................................... 952 42 6,941 3 136 40 91
Reinvested .......................................... 132 3 363 – 2 1 4
Redeemed ...........................................
(1,865) (756) (4,893) (9) (85) (43) (76)
Net Increase (Decrease)
(781) (711) 2,411 (6) 53 (2) 19
Year Ended October 31, 2022
Dollars:
Sold ............................................... $ 35,758 $ 2,488 $ 1,625,150 $ 271 $ 8,377 $ 1,699 $ 5,591
Reinvested .......................................... 113,999 4,719 113,033 136 1,835 872 3,067
Redeemed ...........................................
(112,924) (9,786) (263,541) (369) (6,570) (2,331) (7,012)
Net Increase (Decrease)
$ 36,833 $ (2,579) $ 1,474,642 $ 38 $ 3,642 $ 240 $ 1,646
Shares:
Sold ............................................... 604 69 25,462 5 141 28 89
Reinvested .......................................... 1,832 131 1,747 2 29 14 48
Redeemed ...........................................
(1,951) (294) (4,488) (6) (109) (37) (118)
Net Increase (Decrease)
485 (94) 22,721 1 61 5 19
Dividends and Distributions to Shareholders:
Year Ended October 31, 2023
(a)
From net investment income and net realized gain on investments ... $ (7,055) $ (81) $ (19,819) $ (2) $ (80) $ (50) $ (217)
Total Dividends and Distributions
$ (7,055) $ (81) $ (19,819) $ (2) $ (80) $ (50) $ (217)
Year Ended October 31, 2022
From net investment income and net realized gain on investments ... $ (115,293) $ (4,725) $ (113,080) $ (136) $ (1,835) $ (872) $ (3,067)
Total Dividends and Distributions
$ (115,293) $ (4,725) $ (113,080) $ (136) $ (1,835) $ (872) $ (3,067)
(a)
Class C shares discontinued operations and converted to Class A shares on May 19, 2023.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2015 Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 7,764 $ 10,017
Net realized gain (loss) on investments ...................................................................................................... 5,772 16,399
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(2,955) (79,843)
Net Increase (Decrease) in Net Assets Resulting from Operations 10,581 (53,427)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (20,119) (28,267)
Total Dividends and Distributions (20,119) (28,267)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(14,216) (22,055)
Total Increase (Decrease) in Net Assets (23,754) (103,749)
Net Assets
Beginning of period ..........................................................................................................................
271,059 374,808
End of period ................................................................................................................................
$ 247,305 $ 271,059
Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2023
Dollars:
Sold .................................................................... $ 19,436 $ 101 $ 2,120 $ 1,221 $ 1,750
Reinvested ............................................................... 16,727 144 1,290 587 1,371
Redeemed ................................................................
(47,473) (851) (5,092) (1,719) (3,828)
Net Increase (Decrease)
$ (11,310) $ (606) $ (1,682) $ 89 $ (707)
Shares:
Sold .................................................................... 2,372 13 266 148 219
Reinvested ............................................................... 2,090 19 166 75 175
Redeemed ................................................................
(5,778) (107) (635) (214) (478)
Net Increase (Decrease)
(1,316) (75) (203) 9 (84)
Year Ended October 31, 2022
Dollars:
Sold .................................................................... $ 30,894 $ 141 $ 2,196 $ 626 $ 2,269
Reinvested ............................................................... 23,151 182 2,030 909 1,975
Redeemed ................................................................
(67,682) (310) (7,766) (4,036) (6,634)
Net Increase (Decrease)
$ (13,637) $ 13 $ (3,540) $ (2,501) $ (2,390)
Shares:
Sold .................................................................... 3,394 17 243 69 249
Reinvested ............................................................... 2,349 19 213 94 204
Redeemed ................................................................
(7,486) (36) (869) (464) (734)
Net Increase (Decrease)
(1,743) – (413) (301) (281)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2023
From net investment income and net realized gain on investments ........................ $ (16,727) $ (144) $ (1,290) $ (587) $ (1,371)
Total Dividends and Distributions
$ (16,727) $ (144) $ (1,290) $ (587) $ (1,371)
Year Ended October 31, 2022
From net investment income and net realized gain on investments ........................ $ (23,171) $ (182) $ (2,030) $ (909) $ (1,975)
Total Dividends and Distributions
$ (23,171) $ (182) $ (2,030) $ (909) $ (1,975)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2020 Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 70,583 $ 99,733
Net realized gain (loss) on investments ...................................................................................................... 66,952 217,822
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(22,915) (867,785)
Net Increase (Decrease) in Net Assets Resulting from Operations 114,620 (550,230)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (239,484) (317,528)
Total Dividends and Distributions (239,484) (317,528)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(175,097) (277,183)
Total Increase (Decrease) in Net Assets (299,961) (1,144,941)
Net Assets
Beginning of period ..........................................................................................................................
2,632,963 3,777,904
End of period ................................................................................................................................
$ 2,333,002 $ 2,632,963
Class A Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2023
Dollars:
Sold ............................................... $ 4,374 $ 9,763 $ 33,854 $ 1,066 $ 4,615 $ 4,793 $ 7,431
Reinvested .......................................... 7,746 61,735 150,592 973 6,230 2,585 9,309
Redeemed ...........................................
(15,290) (77,387) (320,876) (1,898) (22,846) (12,107) (29,759)
Net Increase (Decrease)
$ (3,170) $ (5,889) $ (136,430) $ 141 $ (12,001) $ (4,729) $ (13,019)
Shares:
Sold ............................................... 365 834 2,876 91 396 406 634
Reinvested .......................................... 670 5,429 13,140 85 551 228 818
Redeemed ...........................................
(1,280) (6,606) (27,249) (161) (1,949) (1,022) (2,538)
Net Increase (Decrease)
(245) (343) (11,233) 15 (1,002) (388) (1,086)
Year Ended October 31, 2022
Dollars:
Sold ............................................... $ 9,879 $ 19,832 $ 59,317 $ 1,188 $ 5,996 $ 4,341 $ 9,781
Reinvested .......................................... 9,122 78,041 203,057 1,219 8,902 3,867 12,769
Redeemed ...........................................
(15,976) (111,797) (496,843) (2,766) (23,643) (14,684) (38,785)
Net Increase (Decrease)
$ 3,025 $ (13,924) $ (234,469) $ (359) $ (8,745) $ (6,476) $ (16,235)
Shares:
Sold ............................................... 727 1,487 4,379 90 447 323 728
Reinvested .......................................... 626 5,439 14,043 85 624 270 889
Redeemed ...........................................
(1,184) (8,509) (36,728) (213) (1,779) (1,088) (2,882)
Net Increase (Decrease)
169 (1,583) (18,306) (38) (708) (495) (1,265)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2023
From net investment income and net realized gain on investments ... $ (7,831) $ (61,789) $ (150,596) $ (973) $ (6,384) $ (2,586) $ (9,325)
Total Dividends and Distributions
$ (7,831) $ (61,789) $ (150,596) $ (973) $ (6,384) $ (2,586) $ (9,325)
Year Ended October 31, 2022
From net investment income and net realized gain on investments ... $ (9,383) $ (78,128) $ (203,081) $ (1,219) $ (9,065) $ (3,867) $ (12,785)
Total Dividends and Distributions
$ (9,383) $ (78,128) $ (203,081) $ (1,219) $ (9,065) $ (3,867) $ (12,785)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2025 Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 39,666 $ 53,402
Net realized gain (loss) on investments ...................................................................................................... 30,518 89,901
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(380) (455,266)
Net Increase (Decrease) in Net Assets Resulting from Operations 69,804 (311,963)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (115,870) (133,920)
Total Dividends and Distributions (115,870) (133,920)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
4,949 112,159
Total Increase (Decrease) in Net Assets (41,117) (333,724)
Net Assets
Beginning of period ..........................................................................................................................
1,516,171 1,849,895
End of period ................................................................................................................................
$ 1,475,054 $ 1,516,171
Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2023
Dollars:
Sold .................................................................... $ 92,461 $ 807 $ 7,668 $ 8,519 $ 12,196
Reinvested ............................................................... 98,964 455 6,908 2,752 6,737
Redeemed ................................................................
(167,789) (1,526) (23,405) (14,705) (25,093)
Net Increase (Decrease)
$ 23,636 $ (264) $ (8,829) $ (3,434) $ (6,160)
Shares:
Sold .................................................................... 8,819 80 755 837 1,187
Reinvested ............................................................... 9,805 46 703 276 674
Redeemed ................................................................
(16,089) (150) (2,317) (1,428) (2,442)
Net Increase (Decrease)
2,535 (24) (859) (315) (581)
Year Ended October 31, 2022
Dollars:
Sold .................................................................... $ 183,404 $ 804 $ 11,244 $ 6,011 $ 14,146
Reinvested ............................................................... 112,252 566 9,034 3,344 8,625
Redeemed ................................................................
(173,395) (1,567) (23,750) (10,643) (27,916)
Net Increase (Decrease)
$ 122,261 $ (197) $ (3,472) $ (1,288) $ (5,145)
Shares:
Sold .................................................................... 15,681 71 977 515 1,212
Reinvested ............................................................... 8,869 46 733 268 688
Redeemed ................................................................
(15,200) (138) (2,108) (891) (2,396)
Net Increase (Decrease)
9,350 (21) (398) (108) (496)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2023
From net investment income and net realized gain on investments ........................ $ (98,966) $ (455) $ (6,960) $ (2,752) $ (6,737)
Total Dividends and Distributions
$ (98,966) $ (455) $ (6,960) $ (2,752) $ (6,737)
Year Ended October 31, 2022
From net investment income and net realized gain on investments ........................ $ (112,295) $ (567) $ (9,089) $ (3,344) $ (8,625)
Total Dividends and Distributions
$ (112,295) $ (567) $ (9,089) $ (3,344) $ (8,625)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2030 Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 111,180 $ 177,015
Net realized gain (loss) on investments ...................................................................................................... 109,429 418,641
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
24,542 (1,756,453)
Net Increase (Decrease) in Net Assets Resulting from Operations 245,151 (1,160,797)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (469,313) (535,306)
Total Dividends and Distributions (469,313) (535,306)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
122,502 81,490
Total Increase (Decrease) in Net Assets (101,660) (1,614,613)
Net Assets
Beginning of period ..........................................................................................................................
4,986,293 6,600,906
End of period ................................................................................................................................
$ 4,884,633 $ 4,986,293
Class A Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2023
Dollars:
Sold ............................................... $ 11,125 $ 21,859 $ 137,771 $ 1,955 $ 16,404 $ 10,959 $ 24,034
Reinvested .......................................... 11,130 96,733 327,057 1,413 10,708 4,313 17,342
Redeemed ...........................................
(24,362) (93,464) (357,956) (2,393) (24,072) (17,101) (50,953)
Net Increase (Decrease)
$ (2,107) $ 25,128 $ 106,872 $ 975 $ 3,040 $ (1,829) $ (9,577)
Shares:
Sold ............................................... 855 1,696 10,593 152 1,280 815 1,851
Reinvested .......................................... 896 7,842 26,381 115 870 333 1,402
Redeemed ...........................................
(1,868) (7,255) (27,820) (189) (1,851) (1,260) (3,944)
Net Increase (Decrease)
(117) 2,283 9,154 78 299 (112) (691)
Year Ended October 31, 2022
Dollars:
Sold ............................................... $ 11,740 $ 17,554 $ 223,375 $ 3,112 $ 14,575 $ 11,363 $ 24,937
Reinvested .......................................... 12,862 113,052 368,807 1,606 13,612 5,376 19,211
Redeemed ...........................................
(20,020) (120,127) (519,679) (4,602) (34,838) (19,443) (40,983)
Net Increase (Decrease)
$ 4,582 $ 10,479 $ 72,503 $ 116 $ (6,651) $ (2,704) $ 3,165
Shares:
Sold ............................................... 782 1,169 15,020 215 996 725 1,697
Reinvested .......................................... 797 7,050 22,896 101 852 321 1,195
Redeemed ...........................................
(1,348) (8,208) (34,933) (322) (2,384) (1,226) (2,705)
Net Increase (Decrease)
231 11 2,983 (6) (536) (180) 187
Dividends and Distributions to Shareholders:
Year Ended October 31, 2023
From net investment income and net realized gain on investments ... $ (11,659) $ (96,757) $ (327,096) $ (1,413) $ (10,733) $ (4,313) $ (17,342)
Total Dividends and Distributions
$ (11,659) $ (96,757) $ (327,096) $ (1,413) $ (10,733) $ (4,313) $ (17,342)
Year Ended October 31, 2022
From net investment income and net realized gain on investments ... $ (13,466) $ (113,101) $ (368,908) $ (1,606) $ (13,638) $ (5,376) $ (19,211)
Total Dividends and Distributions
$ (13,466) $ (113,101) $ (368,908) $ (1,606) $ (13,638) $ (5,376) $ (19,211)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2035 Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 31,891 $ 51,771
Net realized gain (loss) on investments ...................................................................................................... 38,453 90,543
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
11,294 (488,239)
Net Increase (Decrease) in Net Assets Resulting from Operations 81,638 (345,925)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (110,203) (118,268)
Total Dividends and Distributions (110,203) (118,268)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
164,266 233,216
Total Increase (Decrease) in Net Assets 135,701 (230,977)
Net Assets
Beginning of period ..........................................................................................................................
1,514,118 1,745,095
End of period ................................................................................................................................
$ 1,649,819 $ 1,514,118
Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2023
Dollars:
Sold .................................................................... $ 161,138 $ 1,072 $ 11,745 $ 6,930 $ 14,699
Reinvested ............................................................... 95,548 429 5,862 2,259 6,077
Redeemed ................................................................
(94,037) (1,265) (15,386) (8,455) (22,350)
Net Increase (Decrease)
$ 162,649 $ 236 $ 2,221 $ 734 $ (1,574)
Shares:
Sold .................................................................... 13,894 94 1,034 609 1,283
Reinvested ............................................................... 8,665 40 544 207 556
Redeemed ................................................................
(8,183) (112) (1,352) (738) (1,961)
Net Increase (Decrease)
14,376 22 226 78 (122)
Year Ended October 31, 2022
Dollars:
Sold .................................................................... $ 227,106 $ 972 $ 11,394 $ 5,978 $ 12,901
Reinvested ............................................................... 100,533 493 6,957 2,737 7,476
Redeemed ................................................................
(99,741) (1,015) (15,134) (7,875) (19,566)
Net Increase (Decrease)
$ 227,898 $ 450 $ 3,217 $ 840 $ 811
Shares:
Sold .................................................................... 17,657 78 925 477 998
Reinvested ............................................................... 7,104 36 503 196 532
Redeemed ................................................................
(8,131) (81) (1,227) (603) (1,530)
Net Increase (Decrease)
16,630 33 201 70 –
Dividends and Distributions to Shareholders:
Year Ended October 31, 2023
From net investment income and net realized gain on investments ........................ $ (95,560) $ (429) $ (5,878) $ (2,259) $ (6,077)
Total Dividends and Distributions
$ (95,560) $ (429) $ (5,878) $ (2,259) $ (6,077)
Year Ended October 31, 2022
From net investment income and net realized gain on investments ........................ $ (100,589) $ (493) $ (6,973) $ (2,737) $ (7,476)
Total Dividends and Distributions
$ (100,589) $ (493) $ (6,973) $ (2,737) $ (7,476)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2040 Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 66,501 $ 139,002
Net realized gain (loss) on investments ...................................................................................................... 112,960 279,939
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
63,296 (1,355,701)
Net Increase (Decrease) in Net Assets Resulting from Operations 242,757 (936,760)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (311,210) (403,456)
Total Dividends and Distributions (311,210) (403,456)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
188,126 256,371
Total Increase (Decrease) in Net Assets 119,673 (1,083,845)
Net Assets
Beginning of period ..........................................................................................................................
3,807,202 4,891,047
End of period ................................................................................................................................
$ 3,926,875 $ 3,807,202
Class A Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2023
Dollars:
Sold ............................................... $ 9,284 $ 15,254 $ 170,214 $ 1,880 $ 12,672 $ 7,337 $ 23,103
Reinvested .......................................... 7,980 58,614 220,969 897 7,359 3,199 11,959
Redeemed ...........................................
(17,141) (52,787) (227,896) (2,614) (15,147) (9,441) (37,569)
Net Increase (Decrease)
$ 123 $ 21,081 $ 163,287 $ 163 $ 4,884 $ 1,095 $ (2,507)
Shares:
Sold ............................................... 668 1,068 11,850 132 901 524 1,613
Reinvested .......................................... 606 4,379 16,297 67 554 240 889
Redeemed ...........................................
(1,220) (3,723) (15,973) (183) (1,074) (661) (2,621)
Net Increase (Decrease)
54 1,724 12,174 16 381 103 (119)
Year Ended October 31, 2022
Dollars:
Sold ............................................... $ 10,713 $ 16,827 $ 213,221 $ 2,146 $ 10,350 $ 7,231 $ 19,895
Reinvested .......................................... 10,252 78,380 283,538 1,158 10,262 4,205 15,348
Redeemed ...........................................
(10,593) (59,359) (301,417) (3,045) (18,149) (10,190) (24,402)
Net Increase (Decrease)
$ 10,372 $ 35,848 $ 195,342 $ 259 $ 2,463 $ 1,246 $ 10,841
Shares:
Sold ............................................... 682 1,047 13,364 137 661 455 1,247
Reinvested .......................................... 594 4,478 16,000 66 591 241 873
Redeemed ...........................................
(679) (3,740) (18,688) (188) (1,165) (622) (1,526)
Net Increase (Decrease)
597 1,785 10,676 15 87 74 594
Dividends and Distributions to Shareholders:
Year Ended October 31, 2023
From net investment income and net realized gain on investments ... $ (8,163) $ (58,652) $ (220,981) $ (897) $ (7,359) $ (3,199) $ (11,959)
Total Dividends and Distributions
$ (8,163) $ (58,652) $ (220,981) $ (897) $ (7,359) $ (3,199) $ (11,959)
Year Ended October 31, 2022
From net investment income and net realized gain on investments ... $ (10,480) $ (78,402) $ (283,601) $ (1,158) $ (10,262) $ (4,205) $ (15,348)
Total Dividends and Distributions
$ (10,480) $ (78,402) $ (283,601) $ (1,158) $ (10,262) $ (4,205) $ (15,348)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2045 Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 18,603 $ 40,003
Net realized gain (loss) on investments ...................................................................................................... 38,635 86,741
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
22,599 (406,527)
Net Increase (Decrease) in Net Assets Resulting from Operations 79,837 (279,783)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (97,978) (87,931)
Total Dividends and Distributions (97,978) (87,931)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
160,670 185,547
Total Increase (Decrease) in Net Assets 142,529 (182,167)
Net Assets
Beginning of period ..........................................................................................................................
1,172,480 1,354,647
End of period ................................................................................................................................
$ 1,315,009 $ 1,172,480
Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2023
Dollars:
Sold .................................................................... $ 140,868 $ 664 $ 8,242 $ 4,850 $ 13,756
Reinvested ............................................................... 84,996 305 5,262 1,686 5,703
Redeemed ................................................................
(68,417) (1,316) (10,393) (6,331) (19,205)
Net Increase (Decrease)
$ 157,447 $ (347) $ 3,111 $ 205 $ 254
Shares:
Sold .................................................................... 11,212 56 680 400 1,120
Reinvested ............................................................... 7,212 27 463 146 494
Redeemed ................................................................
(5,467) (110) (849) (513) (1,572)
Net Increase (Decrease)
12,957 (27) 294 33 42
Year Ended October 31, 2022
Dollars:
Sold .................................................................... $ 174,500 $ 769 $ 8,227 $ 3,680 $ 11,460
Reinvested ............................................................... 74,725 291 5,355 1,779 5,723
Redeemed ................................................................
(64,594) (890) (13,561) (6,166) (15,751)
Net Increase (Decrease)
$ 184,631 $ 170 $ 21 $ (707) $ 1,432
Shares:
Sold .................................................................... 12,535 57 621 270 831
Reinvested ............................................................... 4,811 20 356 117 375
Redeemed ................................................................
(4,836) (67) (999) (440) (1,127)
Net Increase (Decrease)
12,510 10 (22) (53) 79
Dividends and Distributions to Shareholders:
Year Ended October 31, 2023
From net investment income and net realized gain on investments ........................ $ (85,012) $ (308) $ (5,263) $ (1,686) $ (5,709)
Total Dividends and Distributions
$ (85,012) $ (308) $ (5,263) $ (1,686) $ (5,709)
Year Ended October 31, 2022
From net investment income and net realized gain on investments ........................ $ (74,767) $ (299) $ (5,358) $ (1,779) $ (5,728)
Total Dividends and Distributions
$ (74,767) $ (299) $ (5,358) $ (1,779) $ (5,728)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2050 Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 34,290 $ 89,576
Net realized gain (loss) on investments ...................................................................................................... 86,229 205,628
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
61,071 (920,995)
Net Increase (Decrease) in Net Assets Resulting from Operations 181,590 (625,791)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (221,432) (235,887)
Total Dividends and Distributions (221,432) (235,887)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
214,826 229,056
Total Increase (Decrease) in Net Assets 174,984 (632,622)
Net Assets
Beginning of period ..........................................................................................................................
2,489,685 3,122,307
End of period ................................................................................................................................
$ 2,664,669 $ 2,489,685
Class A Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2023
Dollars:
Sold ............................................... $ 11,258 $ 7,652 $ 164,276 $ 1,649 $ 9,926 $ 6,050 $ 15,231
Reinvested .......................................... 7,385 21,054 174,403 854 6,055 2,771 8,733
Redeemed ...........................................
(13,950) (18,060) (141,974) (2,464) (9,703) (7,340) (28,980)
Net Increase (Decrease)
$ 4,693 $ 10,646 $ 196,705 $ 39 $ 6,278 $ 1,481 $ (5,016)
Shares:
Sold ............................................... 752 538 11,021 112 679 416 1,028
Reinvested .......................................... 529 1,578 12,541 62 445 201 632
Redeemed ...........................................
(923) (1,258) (9,572) (169) (656) (491) (1,961)
Net Increase (Decrease)
358 858 13,990 5 468 126 (301)
Year Ended October 31, 2022
Dollars:
Sold ............................................... $ 11,660 $ 7,447 $ 185,384 $ 1,613 $ 9,776 $ 6,389 $ 15,425
Reinvested .......................................... 7,603 23,917 183,981 883 6,811 3,110 9,376
Redeemed ...........................................
(7,869) (22,993) (168,826) (1,751) (13,755) (9,560) (19,565)
Net Increase (Decrease)
$ 11,394 $ 8,371 $ 200,539 $ 745 $ 2,832 $ (61) $ 5,236
Shares:
Sold ............................................... 699 453 11,187 100 598 395 932
Reinvested .......................................... 410 1,342 9,949 49 375 170 510
Redeemed ...........................................
(472) (1,432) (10,239) (105) (849) (549) (1,139)
Net Increase (Decrease)
637 363 10,897 44 124 16 303
Dividends and Distributions to Shareholders:
Year Ended October 31, 2023
From net investment income and net realized gain on investments ... $ (7,488) $ (21,057) $ (174,472) $ (854) $ (6,057) $ (2,771) $ (8,733)
Total Dividends and Distributions
$ (7,488) $ (21,057) $ (174,472) $ (854) $ (6,057) $ (2,771) $ (8,733)
Year Ended October 31, 2022
From net investment income and net realized gain on investments ... $ (7,710) $ (23,922) $ (184,074) $ (883) $ (6,812) $ (3,110) $ (9,376)
Total Dividends and Distributions
$ (7,710) $ (23,922) $ (184,074) $ (883) $ (6,812) $ (3,110) $ (9,376)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2055 Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 10,156 $ 22,950
Net realized gain (loss) on investments ...................................................................................................... 25,125 52,582
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
14,983 (241,882)
Net Increase (Decrease) in Net Assets Resulting from Operations 50,264 (166,350)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (58,922) (44,269)
Total Dividends and Distributions (58,922) (44,269)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
140,872 141,959
Total Increase (Decrease) in Net Assets 132,214 (68,660)
Net Assets
Beginning of period ..........................................................................................................................
708,331 776,991
End of period ................................................................................................................................
$ 840,545 $ 708,331
Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2023
Dollars:
Sold .................................................................... $ 128,879 $ 768 $ 8,101 $ 3,547 $ 8,526
Reinvested ............................................................... 51,245 227 3,049 1,032 3,336
Redeemed ................................................................
(40,664) (1,806) (5,587) (3,510) (16,271)
Net Increase (Decrease)
$ 139,460 $ (811) $ 5,563 $ 1,069 $ (4,409)
Shares:
Sold .................................................................... 9,215 58 602 263 622
Reinvested ............................................................... 3,934 18 243 81 261
Redeemed ................................................................
(2,912) (137) (412) (255) (1,194)
Net Increase (Decrease)
10,237 (61) 433 89 (311)
Year Ended October 31, 2022
Dollars:
Sold .................................................................... $ 134,167 $ 893 $ 8,065 $ 2,814 $ 8,100
Reinvested ............................................................... 37,834 185 2,571 853 2,777
Redeemed ................................................................
(36,656) (582) (8,036) (3,037) (7,989)
Net Increase (Decrease)
$ 135,345 $ 496 $ 2,600 $ 630 $ 2,888
Shares:
Sold .................................................................... 8,796 59 534 187 530
Reinvested ............................................................... 2,196 11 154 51 164
Redeemed ................................................................
(2,572) (40) (529) (191) (511)
Net Increase (Decrease)
8,420 30 159 47 183
Dividends and Distributions to Shareholders:
Year Ended October 31, 2023
From net investment income and net realized gain on investments ........................ $ (51,275) $ (227) $ (3,052) $ (1,032) $ (3,336)
Total Dividends and Distributions
$ (51,275) $ (227) $ (3,052) $ (1,032) $ (3,336)
Year Ended October 31, 2022
From net investment income and net realized gain on investments ........................ $ (37,880) $ (185) $ (2,574) $ (853) $ (2,777)
Total Dividends and Distributions
$ (37,880) $ (185) $ (2,574) $ (853) $ (2,777)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2060 Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 9,658 $ 21,016
Net realized gain (loss) on investments ...................................................................................................... 23,627 48,173
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
13,546 (220,390)
Net Increase (Decrease) in Net Assets Resulting from Operations 46,831 (151,201)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (54,444) (36,697)
Total Dividends and Distributions (54,444) (36,697)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
146,396 142,547
Total Increase (Decrease) in Net Assets 138,783 (45,351)
Net Assets
Beginning of period ..........................................................................................................................
665,569 710,920
End of period ................................................................................................................................
$ 804,352 $ 665,569
Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2023
Dollars:
Sold ......................................................... $ 1,256 $ 135,391 $ 1,068 $ 7,531 $ 2,616 $ 8,060
Reinvested .................................................... 1,139 48,817 193 1,538 443 2,297
Redeemed .....................................................
(2,162) (45,137) (995) (3,864) (1,501) (10,294)
Net Increase (Decrease)
$ 233 $ 139,071 $ 266 $ 5,205 $ 1,558 $ 63
Shares:
Sold ......................................................... 84 9,070 74 519 178 545
Reinvested .................................................... 83 3,503 14 113 32 167
Redeemed .....................................................
(146) (3,044) (69) (263) (101) (702)
Net Increase (Decrease)
21 9,529 19 369 109 10
Year Ended October 31, 2022
Dollars:
Sold ......................................................... $ 2,740 $ 135,213 $ 894 $ 5,469 $ 2,199 $ 9,236
Reinvested .................................................... 913 32,777 110 1,052 336 1,482
Redeemed .....................................................
(3,104) (34,813) (338) (3,060) (2,808) (5,751)
Net Increase (Decrease)
$ 549 $ 133,177 $ 666 $ 3,461 $ (273) $ 4,967
Shares:
Sold ......................................................... 163 8,303 58 343 136 582
Reinvested .................................................... 50 1,781 6 58 18 81
Redeemed .....................................................
(190) (2,129) (22) (184) (166) (337)
Net Increase (Decrease)
23 7,955 42 217 (12) 326
Dividends and Distributions to Shareholders:
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............. $ (1,139) $ (48,831) $ (193) $ (1,541) $ (443) $ (2,297)
Total Dividends and Distributions
$ (1,139) $ (48,831) $ (193) $ (1,541) $ (443) $ (2,297)
Year Ended October 31, 2022
From net investment income and net realized gain on investments ............. $ (913) $ (32,803) $ (110) $ (1,053) $ (336) $ (1,482)
Total Dividends and Distributions
$ (913) $ (32,803) $ (110) $ (1,053) $ (336) $ (1,482)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2065 Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 1,433 $ 2,597
Net realized gain (loss) on investments ...................................................................................................... 3,474 5,767
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
1,392 (28,479)
Net Increase (Decrease) in Net Assets Resulting from Operations 6,299 (20,115)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (6,325) (3,319)
Total Dividends and Distributions (6,325) (3,319)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
46,160 35,253
Total Increase (Decrease) in Net Assets 46,134 11,819
Net Assets
Beginning of period ..........................................................................................................................
94,829 83,010
End of period ................................................................................................................................
$ 140,963 $ 94,829
Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2023
Dollars:
Sold .................................................................... $ 48,394 $ 149 $ 3,879 $ 1,053 $ 2,259
Reinvested ............................................................... 5,628 16 280 67 334
Redeemed ................................................................
(11,097) (194) (903) (710) (2,995)
Net Increase (Decrease)
$ 42,925 $ (29) $ 3,256 $ 410 $ (402)
Shares:
Sold .................................................................... 4,006 14 327 88 188
Reinvested ............................................................... 498 1 25 6 30
Redeemed ................................................................
(915) (17) (76) (59) (251)
Net Increase (Decrease)
3,589 (2) 276 35 (33)
Year Ended October 31, 2022
Dollars:
Sold .................................................................... $ 40,706 $ 211 $ 2,809 $ 441 $ 3,817
Reinvested ............................................................... 2,953 8 154 44 159
Redeemed ................................................................
(12,820) (62) (1,224) (310) (1,633)
Net Increase (Decrease)
$ 30,839 $ 157 $ 1,739 $ 175 $ 2,343
Shares:
Sold .................................................................... 3,114 15 211 34 289
Reinvested ............................................................... 201 1 11 3 11
Redeemed ................................................................
(1,005) (5) (95) (24) (124)
Net Increase (Decrease)
2,310 11 127 13 176
Dividends and Distributions to Shareholders:
Year Ended October 31, 2023
From net investment income and net realized gain on investments ........................ $ (5,628) $ (16) $ (280) $ (67) $ (334)
Total Dividends and Distributions
$ (5,628) $ (16) $ (280) $ (67) $ (334)
Year Ended October 31, 2022
From net investment income and net realized gain on investments ........................ $ (2,953) $ (9) $ (154) $ (44) $ (159)
Total Dividends and Distributions
$ (2,953) $ (9) $ (154) $ (44) $ (159)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2070 Fund
(a)
Period Ended
October 31, 2023
Operations
Net investment income (loss) ....................................................................................................................................... $ 10
Net realized gain (loss) on investments ............................................................................................................................. (2)
Net change in unrealized appreciation/(depreciation) of investments ..............................................................................................
(565)
Net Increase (Decrease) in Net Assets Resulting from Operations (557)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................................................ –
Total Dividends and Distributions –
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................................................
9,662
Total Increase (Decrease) in Net Assets 9,105
Net Assets
Beginning of period .................................................................................................................................................
–
End of period .......................................................................................................................................................
$ 9,105
Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended October 31, 2023
(a)
Dollars:
Sold ......................................................... $ 321 $ 11,058 $ 184 $ 294 $ 58 $ 181
Redeemed .....................................................
(190) (2,066) (141) (1) – (36)
Net Increase (Decrease)
$ 131 $ 8,992 $ 43 $ 293 $ 58 $ 145
Shares:
Sold ......................................................... 31 1,040 17 28 6 17
Redeemed .....................................................
(19) (197) (14) – – (3)
Net Increase (Decrease)
12 843 3 28 6 14
Dividends and Distributions to Shareholders:
Period Ended October 31, 2023
(a)
From net investment income and net realized gain on investments ............. $ – $ – $ – $ – $ – $ –
Total Dividends and Distributions
$ – $ – $ – $ – $ – $ –
(a)
Period from March 1, 2023, date operations commenced, through October 31, 2023.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2015 Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 4,405 $ 3,617
Net realized gain (loss) on investments ...................................................................................................... 1,407 5,837
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(1,125) (33,161)
Net Increase (Decrease) in Net Assets Resulting from Operations 4,687 (23,707)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (8,752) (7,981)
Total Dividends and Distributions (8,752) (7,981)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
59,891 55,748
Total Increase (Decrease) in Net Assets 55,826 24,060
Net Assets
Beginning of period ..........................................................................................................................
161,265 137,205
End of period ................................................................................................................................
$ 217,091 $ 161,265
Class J Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2023
Dollars:
Sold ......................................................................................... $ 90,346 $ 1,502 $ 7,451
Reinvested .................................................................................... 5,494 923 2,335
Redeemed .....................................................................................
(19,569) (3,952) (24,639)
Net Increase (Decrease)
$ 76,271 $ (1,527) $ (14,853)
Shares:
Sold ......................................................................................... 8,542 141 701
Reinvested .................................................................................... 536 90 226
Redeemed .....................................................................................
(1,858) (371) (2,304)
Net Increase (Decrease)
7,220 (140) (1,377)
Year Ended October 31, 2022
Dollars:
Sold ......................................................................................... $ 68,850 $ 2,845 $ 7,425
Reinvested .................................................................................... 3,482 1,257 3,242
Redeemed .....................................................................................
(15,514) (3,825) (12,014)
Net Increase (Decrease)
$ 56,818 $ 277 $ (1,347)
Shares:
Sold ......................................................................................... 6,034 242 649
Reinvested .................................................................................... 282 101 261
Redeemed .....................................................................................
(1,380) (326) (1,045)
Net Increase (Decrease)
4,936 17 (135)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............................................. $ (5,494) $ (923) $ (2,335)
Total Dividends and Distributions
$ (5,494) $ (923) $ (2,335)
Year Ended October 31, 2022
From net investment income and net realized gain on investments ............................................. $ (3,482) $ (1,257) $ (3,242)
Total Dividends and Distributions
$ (3,482) $ (1,257) $ (3,242)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2020 Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 10,325 $ 12,054
Net realized gain (loss) on investments ...................................................................................................... 3,277 23,152
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
3,009 (110,662)
Net Increase (Decrease) in Net Assets Resulting from Operations 16,611 (75,456)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (29,913) (27,899)
Total Dividends and Distributions (29,913) (27,899)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
28,671 60,849
Total Increase (Decrease) in Net Assets 15,369 (42,506)
Net Assets
Beginning of period ..........................................................................................................................
434,989 477,495
End of period ................................................................................................................................
$ 450,358 $ 434,989
Class J Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2023
Dollars:
Sold ......................................................................................... $ 90,370 $ 3,598 $ 15,663
Reinvested .................................................................................... 14,417 2,903 12,581
Redeemed .....................................................................................
(36,421) (9,399) (65,041)
Net Increase (Decrease)
$ 68,366 $ (2,898) $ (36,797)
Shares:
Sold ......................................................................................... 8,348 331 1,444
Reinvested .................................................................................... 1,379 276 1,197
Redeemed .....................................................................................
(3,376) (871) (5,966)
Net Increase (Decrease)
6,351 (264) (3,325)
Year Ended October 31, 2022
Dollars:
Sold ......................................................................................... $ 90,701 $ 7,456 $ 24,793
Reinvested .................................................................................... 11,229 3,290 13,377
Redeemed .....................................................................................
(37,231) (15,158) (37,608)
Net Increase (Decrease)
$ 64,699 $ (4,412) $ 562
Shares:
Sold ......................................................................................... 7,572 612 2,102
Reinvested .................................................................................... 873 254 1,034
Redeemed .....................................................................................
(3,191) (1,270) (3,161)
Net Increase (Decrease)
5,254 (404) (25)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............................................. $ (14,429) $ (2,903) $ (12,581)
Total Dividends and Distributions
$ (14,429) $ (2,903) $ (12,581)
Year Ended October 31, 2022
From net investment income and net realized gain on investments ............................................. $ (11,232) $ (3,290) $ (13,377)
Total Dividends and Distributions
$ (11,232) $ (3,290) $ (13,377)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2025 Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 11,988 $ 12,813
Net realized gain (loss) on investments ...................................................................................................... 5,941 26,438
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
1,338 (126,133)
Net Increase (Decrease) in Net Assets Resulting from Operations 19,267 (86,882)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (34,717) (26,014)
Total Dividends and Distributions (34,717) (26,014)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
141,910 139,202
Total Increase (Decrease) in Net Assets 126,460 26,306
Net Assets
Beginning of period ..........................................................................................................................
515,324 489,018
End of period ................................................................................................................................
$ 641,784 $ 515,324
Class J Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2023
Dollars:
Sold ......................................................................................... $ 205,187 $ 6,187 $ 27,911
Reinvested .................................................................................... 18,903 4,162 11,651
Redeemed .....................................................................................
(63,763) (11,789) (56,539)
Net Increase (Decrease)
$ 160,327 $ (1,440) $ (16,977)
Shares:
Sold ......................................................................................... 17,804 536 2,425
Reinvested .................................................................................... 1,706 374 1,046
Redeemed .....................................................................................
(5,543) (1,020) (4,843)
Net Increase (Decrease)
13,967 (110) (1,372)
Year Ended October 31, 2022
Dollars:
Sold ......................................................................................... $ 157,630 $ 12,904 $ 27,195
Reinvested .................................................................................... 11,547 3,880 10,586
Redeemed .....................................................................................
(50,143) (11,109) (23,288)
Net Increase (Decrease)
$ 119,034 $ 5,675 $ 14,493
Shares:
Sold ......................................................................................... 12,483 995 2,162
Reinvested .................................................................................... 841 281 767
Redeemed .....................................................................................
(4,011) (872) (1,851)
Net Increase (Decrease)
9,313 404 1,078
Dividends and Distributions to Shareholders:
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............................................. $ (18,904) $ (4,162) $ (11,651)
Total Dividends and Distributions
$ (18,904) $ (4,162) $ (11,651)
Year Ended October 31, 2022
From net investment income and net realized gain on investments ............................................. $ (11,548) $ (3,880) $ (10,586)
Total Dividends and Distributions
$ (11,548) $ (3,880) $ (10,586)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2030 Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 9,471 $ 12,758
Net realized gain (loss) on investments ...................................................................................................... 6,222 34,709
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
4,064 (146,024)
Net Increase (Decrease) in Net Assets Resulting from Operations 19,757 (98,557)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (40,903) (28,649)
Total Dividends and Distributions (40,903) (28,649)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
148,737 112,322
Total Increase (Decrease) in Net Assets 127,591 (14,884)
Net Assets
Beginning of period ..........................................................................................................................
517,851 532,735
End of period ................................................................................................................................
$ 645,442 $ 517,851
Class J Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2023
Dollars:
Sold ......................................................................................... $ 152,380 $ 11,238 $ 42,158
Reinvested .................................................................................... 16,426 5,902 18,550
Redeemed .....................................................................................
(43,560) (8,581) (45,776)
Net Increase (Decrease)
$ 125,246 $ 8,559 $ 14,932
Shares:
Sold ......................................................................................... 13,044 961 3,600
Reinvested .................................................................................... 1,476 527 1,657
Redeemed .....................................................................................
(3,749) (731) (3,861)
Net Increase (Decrease)
10,771 757 1,396
Year Ended October 31, 2022
Dollars:
Sold ......................................................................................... $ 92,948 $ 11,990 $ 43,427
Reinvested .................................................................................... 9,832 4,873 13,941
Redeemed .....................................................................................
(30,484) (12,113) (22,092)
Net Increase (Decrease)
$ 72,296 $ 4,750 $ 35,276
Shares:
Sold ......................................................................................... 7,163 914 3,370
Reinvested .................................................................................... 692 341 976
Redeemed .....................................................................................
(2,405) (930) (1,696)
Net Increase (Decrease)
5,450 325 2,650
Dividends and Distributions to Shareholders:
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............................................. $ (16,451) $ (5,902) $ (18,550)
Total Dividends and Distributions
$ (16,451) $ (5,902) $ (18,550)
Year Ended October 31, 2022
From net investment income and net realized gain on investments ............................................. $ (9,834) $ (4,873) $ (13,942)
Total Dividends and Distributions
$ (9,834) $ (4,873) $ (13,942)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2035 Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 6,947 $ 9,806
Net realized gain (loss) on investments ...................................................................................................... 5,494 27,941
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
6,355 (114,279)
Net Increase (Decrease) in Net Assets Resulting from Operations 18,796 (76,532)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (32,419) (20,210)
Total Dividends and Distributions (32,419) (20,210)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
104,278 90,822
Total Increase (Decrease) in Net Assets 90,655 (5,920)
Net Assets
Beginning of period ..........................................................................................................................
396,857 402,777
End of period ................................................................................................................................
$ 487,512 $ 396,857
Class J Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2023
Dollars:
Sold ......................................................................................... $ 88,450 $ 12,945 $ 42,537
Reinvested .................................................................................... 13,052 5,434 13,927
Redeemed .....................................................................................
(25,905) (9,909) (36,253)
Net Increase (Decrease)
$ 75,597 $ 8,470 $ 20,211
Shares:
Sold ......................................................................................... 7,222 1,056 3,436
Reinvested .................................................................................... 1,125 465 1,191
Redeemed .....................................................................................
(2,119) (790) (2,886)
Net Increase (Decrease)
6,228 731 1,741
Year Ended October 31, 2022
Dollars:
Sold ......................................................................................... $ 70,436 $ 15,049 $ 31,950
Reinvested .................................................................................... 7,382 3,906 8,918
Redeemed .....................................................................................
(26,150) (8,210) (12,459)
Net Increase (Decrease)
$ 51,668 $ 10,745 $ 28,409
Shares:
Sold ......................................................................................... 5,176 1,082 2,364
Reinvested .................................................................................... 493 260 592
Redeemed .....................................................................................
(1,945) (611) (906)
Net Increase (Decrease)
3,724 731 2,050
Dividends and Distributions to Shareholders:
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............................................. $ (13,058) $ (5,434) $ (13,927)
Total Dividends and Distributions
$ (13,058) $ (5,434) $ (13,927)
Year Ended October 31, 2022
From net investment income and net realized gain on investments ............................................. $ (7,386) $ (3,906) $ (8,918)
Total Dividends and Distributions
$ (7,386) $ (3,906) $ (8,918)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2040 Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 6,491 $ 9,218
Net realized gain (loss) on investments ...................................................................................................... 6,317 29,658
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
7,310 (113,415)
Net Increase (Decrease) in Net Assets Resulting from Operations 20,118 (74,539)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (33,699) (19,182)
Total Dividends and Distributions (33,699) (19,182)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
141,322 99,741
Total Increase (Decrease) in Net Assets 127,741 6,020
Net Assets
Beginning of period ..........................................................................................................................
384,470 378,450
End of period ................................................................................................................................
$ 512,211 $ 384,470
Class J Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2023
Dollars:
Sold ......................................................................................... $ 119,614 $ 10,970 $ 38,843
Reinvested .................................................................................... 12,699 4,904 16,095
Redeemed .....................................................................................
(29,071) (5,739) (26,993)
Net Increase (Decrease)
$ 103,242 $ 10,135 $ 27,945
Shares:
Sold ......................................................................................... 9,569 875 3,086
Reinvested .................................................................................... 1,085 416 1,363
Redeemed .....................................................................................
(2,336) (452) (2,108)
Net Increase (Decrease)
8,318 839 2,341
Year Ended October 31, 2022
Dollars:
Sold ......................................................................................... $ 69,702 $ 11,866 $ 39,940
Reinvested .................................................................................... 6,141 3,393 9,647
Redeemed .....................................................................................
(21,207) (8,971) (10,770)
Net Increase (Decrease)
$ 54,636 $ 6,288 $ 38,817
Shares:
Sold ......................................................................................... 5,020 848 2,900
Reinvested .................................................................................... 402 221 627
Redeemed .....................................................................................
(1,554) (654) (771)
Net Increase (Decrease)
3,868 415 2,756
Dividends and Distributions to Shareholders:
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............................................. $ (12,700) $ (4,904) $ (16,095)
Total Dividends and Distributions
$ (12,700) $ (4,904) $ (16,095)
Year Ended October 31, 2022
From net investment income and net realized gain on investments ............................................. $ (6,142) $ (3,393) $ (9,647)
Total Dividends and Distributions
$ (6,142) $ (3,393) $ (9,647)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2045 Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 3,980 $ 5,981
Net realized gain (loss) on investments ...................................................................................................... 4,541 20,906
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
6,285 (76,521)
Net Increase (Decrease) in Net Assets Resulting from Operations 14,806 (49,634)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (23,466) (11,851)
Total Dividends and Distributions (23,466) (11,851)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
83,014 68,720
Total Increase (Decrease) in Net Assets 74,354 7,235
Net Assets
Beginning of period ..........................................................................................................................
255,524 248,289
End of period ................................................................................................................................
$ 329,878 $ 255,524
Class J Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2023
Dollars:
Sold ......................................................................................... $ 51,456 $ 9,142 $ 33,867
Reinvested .................................................................................... 8,043 4,379 11,039
Redeemed .....................................................................................
(16,011) (4,722) (14,179)
Net Increase (Decrease)
$ 43,488 $ 8,799 $ 30,727
Shares:
Sold ......................................................................................... 3,988 710 2,622
Reinvested .................................................................................... 672 363 914
Redeemed .....................................................................................
(1,247) (360) (1,074)
Net Increase (Decrease)
3,413 713 2,462
Year Ended October 31, 2022
Dollars:
Sold ......................................................................................... $ 43,839 $ 10,234 $ 26,218
Reinvested .................................................................................... 3,439 2,618 5,793
Redeemed .....................................................................................
(12,077) (6,111) (5,233)
Net Increase (Decrease)
$ 35,201 $ 6,741 $ 26,778
Shares:
Sold ......................................................................................... 3,082 709 1,843
Reinvested .................................................................................... 217 165 364
Redeemed .....................................................................................
(865) (436) (360)
Net Increase (Decrease)
2,434 438 1,847
Dividends and Distributions to Shareholders:
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............................................. $ (8,048) $ (4,379) $ (11,039)
Total Dividends and Distributions
$ (8,048) $ (4,379) $ (11,039)
Year Ended October 31, 2022
From net investment income and net realized gain on investments ............................................. $ (3,440) $ (2,618) $ (5,793)
Total Dividends and Distributions
$ (3,440) $ (2,618) $ (5,793)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2050 Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 3,232 $ 4,891
Net realized gain (loss) on investments ...................................................................................................... 4,102 17,701
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
5,681 (63,989)
Net Increase (Decrease) in Net Assets Resulting from Operations 13,015 (41,397)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (19,758) (9,523)
Total Dividends and Distributions (19,758) (9,523)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
77,081 63,551
Total Increase (Decrease) in Net Assets 70,338 12,631
Net Assets
Beginning of period ..........................................................................................................................
218,313 205,682
End of period ................................................................................................................................
$ 288,651 $ 218,313
Class J Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2023
Dollars:
Sold ......................................................................................... $ 43,349 $ 8,262 $ 33,123
Reinvested .................................................................................... 6,364 3,489 9,896
Redeemed .....................................................................................
(13,773) (4,464) (9,165)
Net Increase (Decrease)
$ 35,940 $ 7,287 $ 33,854
Shares:
Sold ......................................................................................... 3,301 629 2,520
Reinvested .................................................................................... 525 286 811
Redeemed .....................................................................................
(1,058) (338) (686)
Net Increase (Decrease)
2,768 577 2,645
Year Ended October 31, 2022
Dollars:
Sold ......................................................................................... $ 35,572 $ 9,433 $ 28,473
Reinvested .................................................................................... 2,682 1,997 4,844
Redeemed .....................................................................................
(9,940) (4,612) (4,898)
Net Increase (Decrease)
$ 28,314 $ 6,818 $ 28,419
Shares:
Sold ......................................................................................... 2,464 646 2,014
Reinvested .................................................................................... 167 124 301
Redeemed .....................................................................................
(687) (320) (332)
Net Increase (Decrease)
1,944 450 1,983
Dividends and Distributions to Shareholders:
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............................................. $ (6,373) $ (3,489) $ (9,896)
Total Dividends and Distributions
$ (6,373) $ (3,489) $ (9,896)
Year Ended October 31, 2022
From net investment income and net realized gain on investments ............................................. $ (2,682) $ (1,997) $ (4,844)
Total Dividends and Distributions
$ (2,682) $ (1,997) $ (4,844)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2055 Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 1,668 $ 2,384
Net realized gain (loss) on investments ...................................................................................................... 2,149 8,801
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
2,518 (31,855)
Net Increase (Decrease) in Net Assets Resulting from Operations 6,335 (20,670)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (9,898) (4,298)
Total Dividends and Distributions (9,898) (4,298)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
58,481 36,851
Total Increase (Decrease) in Net Assets 54,918 11,883
Net Assets
Beginning of period ..........................................................................................................................
111,812 99,929
End of period ................................................................................................................................
$ 166,730 $ 111,812
Class J Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2023
Dollars:
Sold ......................................................................................... $ 28,409 $ 7,408 $ 26,285
Reinvested .................................................................................... 2,881 2,097 4,920
Redeemed .....................................................................................
(6,513) (2,295) (4,711)
Net Increase (Decrease)
$ 24,777 $ 7,210 $ 26,494
Shares:
Sold ......................................................................................... 2,110 550 1,936
Reinvested .................................................................................... 231 167 391
Redeemed .....................................................................................
(485) (169) (340)
Net Increase (Decrease)
1,856 548 1,987
Year Ended October 31, 2022
Dollars:
Sold ......................................................................................... $ 17,989 $ 6,900 $ 17,151
Reinvested .................................................................................... 1,077 1,071 2,150
Redeemed .....................................................................................
(4,546) (2,887) (2,054)
Net Increase (Decrease)
$ 14,520 $ 5,084 $ 17,247
Shares:
Sold ......................................................................................... 1,217 465 1,175
Reinvested .................................................................................... 65 65 130
Redeemed .....................................................................................
(311) (198) (132)
Net Increase (Decrease)
971 332 1,173
Dividends and Distributions to Shareholders:
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............................................. $ (2,881) $ (2,097) $ (4,920)
Total Dividends and Distributions
$ (2,881) $ (2,097) $ (4,920)
Year Ended October 31, 2022
From net investment income and net realized gain on investments ............................................. $ (1,077) $ (1,071) $ (2,150)
Total Dividends and Distributions
$ (1,077) $ (1,071) $ (2,150)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2060 Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 762 $ 941
Net realized gain (loss) on investments ...................................................................................................... 990 3,491
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
884 (12,898)
Net Increase (Decrease) in Net Assets Resulting from Operations 2,636 (8,466)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (3,978) (1,542)
Total Dividends and Distributions (3,978) (1,542)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
32,727 21,657
Total Increase (Decrease) in Net Assets 31,385 11,649
Net Assets
Beginning of period ..........................................................................................................................
50,438 38,789
End of period ................................................................................................................................
$ 81,823 $ 50,438
Class J Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2023
Dollars:
Sold ......................................................................................... $ 15,469 $ 5,315 $ 15,871
Reinvested .................................................................................... 1,229 763 1,986
Redeemed .....................................................................................
(3,889) (1,650) (2,367)
Net Increase (Decrease)
$ 12,809 $ 4,428 $ 15,490
Shares:
Sold ......................................................................................... 1,113 380 1,130
Reinvested .................................................................................... 96 59 152
Redeemed .....................................................................................
(282) (118) (165)
Net Increase (Decrease)
927 321 1,117
Year Ended October 31, 2022
Dollars:
Sold ......................................................................................... $ 10,908 $ 4,440 $ 10,413
Reinvested .................................................................................... 395 361 785
Redeemed .....................................................................................
(2,543) (1,962) (1,140)
Net Increase (Decrease)
$ 8,760 $ 2,839 $ 10,058
Shares:
Sold ......................................................................................... 727 295 702
Reinvested .................................................................................... 24 21 46
Redeemed .....................................................................................
(165) (128) (75)
Net Increase (Decrease)
586 188 673
Dividends and Distributions to Shareholders:
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............................................. $ (1,229) $ (763) $ (1,986)
Total Dividends and Distributions
$ (1,229) $ (763) $ (1,986)
Year Ended October 31, 2022
From net investment income and net realized gain on investments ............................................. $ (396) $ (361) $ (785)
Total Dividends and Distributions
$ (396) $ (361) $ (785)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2065 Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 196 $ 249
Net realized gain (loss) on investments ...................................................................................................... 257 941
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
212 (3,510)
Net Increase (Decrease) in Net Assets Resulting from Operations 665 (2,320)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (937) (254)
Total Dividends and Distributions (937) (254)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
10,603 5,592
Total Increase (Decrease) in Net Assets 10,331 3,018
Net Assets
Beginning of period ..........................................................................................................................
13,051 10,033
End of period ................................................................................................................................
$ 23,382 $ 13,051
Class J Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2023
Dollars:
Sold ......................................................................................... $ 4,907 $ 1,135 $ 7,962
Reinvested .................................................................................... 398 82 457
Redeemed .....................................................................................
(2,023) (726) (1,589)
Net Increase (Decrease)
$ 3,282 $ 491 $ 6,830
Shares:
Sold ......................................................................................... 391 90 628
Reinvested .................................................................................... 34 7 39
Redeemed .....................................................................................
(161) (57) (124)
Net Increase (Decrease)
264 40 543
Year Ended October 31, 2022
Dollars:
Sold ......................................................................................... $ 3,228 $ 1,466 $ 4,043
Reinvested .................................................................................... 135 34 85
Redeemed .....................................................................................
(1,816) (1,007) (576)
Net Increase (Decrease)
$ 1,547 $ 493 $ 3,552
Shares:
Sold ......................................................................................... 233 104 302
Reinvested .................................................................................... 9 2 5
Redeemed .....................................................................................
(134) (73) (42)
Net Increase (Decrease)
108 33 265
Dividends and Distributions to Shareholders:
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............................................. $ (398) $ (82) $ (457)
Total Dividends and Distributions
$ (398) $ (82) $ (457)
Year Ended October 31, 2022
From net investment income and net realized gain on investments ............................................. $ (135) $ (34) $ (85)
Total Dividends and Distributions
$ (135) $ (34) $ (85)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in dollars Principal LifeTime Hybrid 2070 Fund
(a)
Period Ended
October 31, 2023
Operations
Net investment income (loss) ....................................................................................................................................... $ (2)
Net realized gain (loss) on investments ............................................................................................................................. 105
Net change in unrealized appreciation/(depreciation) of investments ..............................................................................................
(34, 556 )
Net Increase (Decrease) in Net Assets Resulting from Operations (34,453)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................................................ –
Total Dividends and Distributions –
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................................................
70 6,886
Total Increase (Decrease) in Net Assets 672 ,433
Net Assets
Beginning of period .................................................................................................................................................
–
End of period .......................................................................................................................................................
$ 672 ,433
Class J Institutional R-6
Capital Share Transactions:
Period Ended October 31, 2023
(a)
Dollars:
Sold ......................................................................................... $ 49 4 ,56 6 $ 47,482 $ 387,333
Redeemed .....................................................................................
(124,770) (10,353) (87,372)
Net Increase (Decrease)
$ 369,79 6 $ 37,129 $ 299,961
Shares:
Sold ......................................................................................... 47,151 4,495 36,353
Redeemed .....................................................................................
(12,208) (966) (8,318)
Net Increase (Decrease)
34,943 3,529 28,035
Dividends and Distributions to Shareholders:
Period Ended October 31, 2023
(a)
From net investment income and net realized gain on investments ............................................. $ – $ – $ –
Total Dividends and Distributions
$ – $ – $ –
(a)
Period from March 1, 2023, date operations commenced, through October 31, 2023.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid Income Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 2,338 $ 2,184
Net realized gain (loss) on investments ...................................................................................................... 693 2,978
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(311) (18,695)
Net Increase (Decrease) in Net Assets Resulting from Operations 2,720 (13,533)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (4,581) (4,719)
Total Dividends and Distributions (4,581) (4,719)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
19,018 20,174
Total Increase (Decrease) in Net Assets 17,157 1,922
Net Assets
Beginning of period ..........................................................................................................................
87,393 85,471
End of period ................................................................................................................................
$ 104,550 $ 87,393
Class J Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2023
Dollars:
Sold ......................................................................................... $ 38,027 $ 937 $ 3,703
Reinvested .................................................................................... 2,311 562 1,708
Redeemed .....................................................................................
(12,065) (2,761) (13,404)
Net Increase (Decrease)
$ 28,273 $ (1,262) $ (7,993)
Shares:
Sold ......................................................................................... 3,967 96 384
Reinvested .................................................................................... 247 60 182
Redeemed .....................................................................................
(1,257) (287) (1,383)
Net Increase (Decrease)
2,957 (131) (817)
Year Ended October 31, 2022
Dollars:
Sold ......................................................................................... $ 24,700 $ 3,741 $ 10,200
Reinvested .................................................................................... 1,908 929 1,882
Redeemed .....................................................................................
(9,842) (7,214) (6,130)
Net Increase (Decrease)
$ 16,766 $ (2,544) $ 5,952
Shares:
Sold ......................................................................................... 2,390 348 989
Reinvested .................................................................................... 170 83 167
Redeemed .....................................................................................
(965) (697) (594)
Net Increase (Decrease)
1,595 (266) 562
Dividends and Distributions to Shareholders:
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............................................. $ (2,311) $ (562) $ (1,708)
Total Dividends and Distributions
$ (2,311) $ (562) $ (1,708)
Year Ended October 31, 2022
From net investment income and net realized gain on investments ............................................. $ (1,908) $ (929) $ (1,882)
Total Dividends and Distributions
$ (1,908) $ (929) $ (1,882)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands
Principal LifeTime Strategic Income
Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 15,193 $ 12,000
Net realized gain (loss) on investments ...................................................................................................... (846) 10,946
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(14,629) (87,196)
Net Increase (Decrease) in Net Assets Resulting from Operations (282) (64,250)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (16,902) (32,263)
Total Dividends and Distributions (16,902) (32,263)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
447,323 (29,417)
Total Increase (Decrease) in Net Assets 430,139 (125,930)
Net Assets
Beginning of period ..........................................................................................................................
334,648 460,578
End of period ................................................................................................................................
$ 764,787 $ 334,648
Class A Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2023
Dollars:
Sold ............................................... $ 1,357 $ 16,163 $ 27,124 $ 215 $ 3,028 $ 852 $ 4,529
Issued in acquisitions ................................... 23,680 163,315 287,241 2,906 12,831 4,355 12,669
Reinvested .......................................... 731 3,012 12,089 72 343 151 478
Redeemed ...........................................
(5,646) (21,242) (89,322) (495) (4,446) (1,464) (7,203)
Net Increase (Decrease)
$ 20,122 $ 161,248 $ 237,132 $ 2,698 $ 11,756 $ 3,894 $ 10,473
Shares:
Sold ............................................... 127 1,549 2,596 20 288 81 429
Issued in acquisitions ................................... 2,229 15,652 27,348 275 1,232 417 1,206
Reinvested .......................................... 71 297 1,183 7 34 15 47
Redeemed ...........................................
(530) (2,035) (8,507) (47) (426) (140) (685)
Net Increase (Decrease)
1,897 15,463 22,620 255 1,128 373 997
Year Ended October 31, 2022
Dollars:
Sold ............................................... $ 1,666 $ 10,802 $ 31,119 $ 132 $ 1,088 $ 1,006 $ 2,640
Reinvested .......................................... 1,393 5,165 23,525 128 700 341 960
Redeemed ...........................................
(2,057) (13,714) (85,838) (305) (2,395) (1,932) (3,841)
Net Increase (Decrease)
$ 1,002 $ 2,253 $ (31,194) $ (45) $ (607) $ (585) $ (241)
Shares:
Sold ............................................... 136 937 2,729 13 97 87 226
Reinvested .......................................... 112 423 1,913 10 57 28 78
Redeemed ...........................................
(180) (1,225) (7,496) (25) (212) (165) (337)
Net Increase (Decrease)
68 135 (2,854) (2) (58) (50) (33)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2023
From net investment income and net realized gain on investments ... $ (742) $ (3,024) $ (12,089) $ (72) $ (346) $ (151) $ (478)
Total Dividends and Distributions
$ (742) $ (3,024) $ (12,089) $ (72) $ (346) $ (151) $ (478)
Year Ended October 31, 2022
From net investment income and net realized gain on investments ... $ (1,410) $ (5,189) $ (23,530) $ (128) $ (705) $ (341) $ (960)
Total Dividends and Distributions
$ (1,410) $ (5,189) $ (23,530) $ (128) $ (705) $ (341) $ (960)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Real Estate Securities Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 133,631 $ 92,053
Net realized gain (loss) on investments ...................................................................................................... (105,055) 103,826
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(330,282) (1,630,923)
Net Increase (Decrease) in Net Assets Resulting from Operations (301,706) (1,435,044)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (186,384) (331,651)
From tax return of capital ....................................................................................................................
(20,905) –
Total Dividends and Distributions (207,289) (331,651)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(81,253) 763,090
Total Increase (Decrease) in Net Assets (590,248) (1,003,605)
Net Assets
Beginning of period ..........................................................................................................................
5,742,366 6,745,971
End of period ................................................................................................................................
$ 5,152,118 $ 5,742,366
Class A Class C Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2023
Dollars:
Sold .......................... $ 41,595 $ 1,718 $ 4,011 $ 1,116,573 $ 305 $ 6,709 $ 2,113 $ 11,615 $ 528,627
Reinvested ..................... 6,974 618 4,950 109,982 67 1,084 550 3,247 66,127
Redeemed ......................
(133,612) (9,836) (17,525) (1,368,787) (467) (12,667) (13,417) (19,102) (412,705)
Net Increase (Decrease)
$ (85,043) $ (7,500) $ (8,564) $ (142,232) $ (95) $ (4,874) $ (10,754) $ (4,240) $ 182,049
Shares:
Sold .......................... 1,611 67 159 43,209 11 268 86 471 20,172
Reinvested ..................... 277 25 204 4,358 3 44 23 134 2,621
Redeemed ......................
(5,138) (392) (703) (53,396) (19) (509) (538) (768) (16,074)
Net Increase (Decrease)
(3,250) (300) (340) (5,829) (5) (197) (429) (163) 6,719
Year Ended October 31, 2022
Dollars:
Sold .......................... $ 79,952 $ 6,580 $ 14,760 $ 1,223,887 $ 431 $ 12,783 $ 6,756 $ 22,771 $ 666,480
Reinvested ..................... 11,743 1,466 8,592 172,649 120 1,954 1,413 5,225 94,278
Redeemed ......................
(69,361) (11,031) (24,377) (1,037,748) (581) (16,445) (9,900) (27,701) (371,606)
Net Increase (Decrease)
$ 22,334 $ (2,985) $ (1,025) $ 358,788 $ (30) $ (1,708) $ (1,731) $ 295 $ 389,152
Shares:
Sold .......................... 2,563 209 482 40,316 14 418 229 762 20,843
Reinvested ..................... 373 47 282 5,497 4 63 47 172 3,010
Redeemed ......................
(2,268) (377) (830) (34,416) (18) (542) (339) (917) (12,416)
Net Increase (Decrease)
668 (121) (66) 11,397 – (61) (63) 17 11,437
Dividends and Distributions to
Shareholders:
Year Ended October 31, 2023
From net investment income and net
realized gain on investments ......... $ (7,927) $ (579) $ (4,476) $ (103,180) $ (61) $ (995) $ (502) $ (2,932) $ (65,732)
From tax return of capital ........... (783) (51) (478) (11,658) (6) (101) (48) (315) (7,465)
Total Dividends and Distributions
$ (8,710) $ (630) $ (4,954) $ (114,838) $ (67) $ (1,096) $ (550) $ (3,247) $ (73,197)
Year Ended October 31, 2022
From net investment income and net
realized gain on investments ......... $ (15,469) $ (1,490) $ (8,602) $ (187,853) $ (120) $ (1,980) $ (1,413) $ (5,225) $ (109,499)
Total Dividends and Distributions
$ (15,469) $ (1,490) $ (8,602) $ (187,853) $ (120) $ (1,980) $ (1,413) $ (5,225) $ (109,499)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SAM Balanced Portfolio
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 72,708 $ 92,608
Net realized gain (loss) on investments ...................................................................................................... (15,302) 265,601
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
166,254 (1,228,905)
Net Increase (Decrease) in Net Assets Resulting from Operations 223,660 (870,696)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (320,283) (484,928)
Total Dividends and Distributions (320,283) (484,928)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
82,208 247,080
Total Increase (Decrease) in Net Assets (14,415) (1,108,544)
Net Assets
Beginning of period ..........................................................................................................................
4,008,679 5,117,223
End of period ................................................................................................................................
$ 3,994,264 $ 4,008,679
Class A Class C Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2023
Dollars:
Sold .................................... $ 104,830 $ 14,547 $ 208,738 $ 102,671 $ 456 $ 2,508 $ 1,544 $ 3,575
Reinvested ............................... 149,272 12,134 98,178 54,448 166 1,432 785 2,390
Redeemed ................................
(280,678) (67,531) (167,196) (148,775) (909) (2,444) (2,830) (5,103)
Net Increase (Decrease)
$ (26,576) $ (40,850) $ 139,720 $ 8,344 $ (287) $ 1,496 $ (501) $ 862
Shares:
Sold .................................... 7,367 1,053 15,363 7,429 34 181 111 260
Reinvested ............................... 10,938 917 7,537 4,072 12 108 59 179
Redeemed ................................
(19,738) (4,886) (12,340) (10,792) (66) (176) (205) (370)
Net Increase (Decrease)
(1,433) (2,916) 10,560 709 (20) 113 (35) 69
Year Ended October 31, 2022
Dollars:
Sold .................................... $ 149,548 $ 17,294 $ 228,726 $ 139,992 $ 414 $ 3,678 $ 3,590 $ 5,972
Reinvested ............................... 230,809 24,253 133,285 87,116 238 2,448 897 3,563
Redeemed ................................
(271,949) (78,498) (166,848) (247,315) (333) (8,754) (3,276) (7,770)
Net Increase (Decrease)
$ 108,408 $ (36,951) $ 195,163 $ (20,207) $ 319 $ (2,628) $ 1,211 $ 1,765
Shares:
Sold .................................... 9,315 1,104 15,010 9,272 28 239 223 372
Reinvested ............................... 13,564 1,450 8,208 5,237 14 147 54 214
Redeemed ................................
(17,154) (5,096) (11,087) (15,850) (22) (545) (187) (480)
Net Increase (Decrease)
5,725 (2,542) 12,131 (1,341) 20 (159) 90 106
Dividends and Distributions to Shareholders:
Year Ended October 31, 2023
From net investment income and net realized gain on
investments ............................... $ (150,583) $ (12,147) $ (98,320) $ (54,460) $ (166) $ (1,432) $ (785) $ (2,390)
Total Dividends and Distributions
$ (150,583) $ (12,147) $ (98,320) $ (54,460) $ (166) $ (1,432) $ (785) $ (2,390)
Year Ended October 31, 2022
From net investment income and net realized gain on
investments ............................... $ (232,976) $ (24,290) $ (133,382) $ (87,134) $ (238) $ (2,448) $ (897) $ (3,563)
Total Dividends and Distributions
$ (232,976) $ (24,290) $ (133,382) $ (87,134) $ (238) $ (2,448) $ (897) $ (3,563)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SAM Conservative Balanced Portfolio
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 36,247 $ 39,141
Net realized gain (loss) on investments ...................................................................................................... (30,140) 42,835
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
51,652 (403,681)
Net Increase (Decrease) in Net Assets Resulting from Operations 57,759 (321,705)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (76,093) (137,735)
Total Dividends and Distributions (76,093) (137,735)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
21,770 126,014
Total Increase (Decrease) in Net Assets 3,436 (333,426)
Net Assets
Beginning of period ..........................................................................................................................
1,614,919 1,948,345
End of period ................................................................................................................................
$ 1,618,355 $ 1,614,919
Class A Class C Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2023
Dollars:
Sold .................................... $ 46,812 $ 3,970 $ 174,019 $ 26,259 $ 188 $ 1,781 $ 7,165 $ 2,069
Reinvested ............................... 23,106 2,521 38,528 9,938 64 362 459 876
Redeemed ................................
(93,927) (29,438) (124,376) (55,020) (510) (1,741) (8,910) (2,425)
Net Increase (Decrease)
$ (24,009) $ (22,947) $ 88,171 $ (18,823) $ (258) $ 402 $ (1,286) $ 520
Shares:
Sold .................................... 4,214 362 15,879 2,399 17 162 665 188
Reinvested ............................... 2,121 235 3,592 923 6 34 43 81
Redeemed ................................
(8,452) (2,688) (11,382) (5,022) (47) (159) (820) (218)
Net Increase (Decrease)
(2,117) (2,091) 8,089 (1,700) (24) 37 (112) 51
Year Ended October 31, 2022
Dollars:
Sold .................................... $ 64,545 $ 8,763 $ 212,384 $ 44,424 $ 149 $ 1,294 $ 5,018 $ 8,168
Reinvested ............................... 44,097 6,913 63,813 19,351 127 738 761 1,449
Redeemed ................................
(88,759) (34,579) (156,498) (64,394) (127) (2,222) (3,464) (5,937)
Net Increase (Decrease)
$ 19,883 $ (18,903) $ 119,699 $ (619) $ 149 $ (190) $ 2,315 $ 3,680
Shares:
Sold .................................... 5,253 715 17,652 3,692 13 108 411 664
Reinvested ............................... 3,442 541 5,075 1,532 10 58 60 115
Redeemed ................................
(7,298) (2,940) (13,263) (5,398) (10) (180) (290) (499)
Net Increase (Decrease)
1,397 (1,684) 9,464 (174) 13 (14) 181 280
Dividends and Distributions to Shareholders:
Year Ended October 31, 2023
From net investment income and net realized gain on
investments ............................... $ (23,302) $ (2,527) $ (38,563) $ (9,940) $ (64) $ (362) $ (459) $ (876)
Total Dividends and Distributions
$ (23,302) $ (2,527) $ (38,563) $ (9,940) $ (64) $ (362) $ (459) $ (876)
Year Ended October 31, 2022
From net investment income and net realized gain on
investments ............................... $ (44,471) $ (6,934) $ (63,902) $ (19,353) $ (127) $ (738) $ (761) $ (1,449)
Total Dividends and Distributions
$ (44,471) $ (6,934) $ (63,902) $ (19,353) $ (127) $ (738) $ (761) $ (1,449)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SAM Conservative Growth Portfolio
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 34,542 $ 56,027
Net realized gain (loss) on investments ...................................................................................................... (26,815) 285,019
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
186,170 (986,052)
Net Increase (Decrease) in Net Assets Resulting from Operations 193,897 (645,006)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (301,708) (279,597)
Total Dividends and Distributions (301,708) (279,597)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
105,958 84,478
Total Increase (Decrease) in Net Assets (1,853) (840,125)
Net Assets
Beginning of period ..........................................................................................................................
2,704,645 3,544,770
End of period ................................................................................................................................
$ 2,702,792 $ 2,704,645
Class A Class C Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2023
Dollars:
Sold .................................... $ 70,437 $ 9,633 $ 97,294 $ 57,763 $ 114 $ 1,114 $ 1,309 $ 2,589
Reinvested ............................... 160,877 13,189 74,940 46,455 172 1,108 645 2,556
Redeemed ................................
(200,030) (47,229) (88,173) (86,323) (677) (5,001) (3,263) (3,541)
Net Increase (Decrease)
$ 31,284 $ (24,407) $ 84,061 $ 17,895 $ (391) $ (2,779) $ (1,309) $ 1,604
Shares:
Sold .................................... 4,321 658 6,247 3,606 8 71 84 165
Reinvested ............................... 10,516 966 5,164 3,133 12 77 44 174
Redeemed ................................
(12,242) (3,230) (5,700) (5,438) (44) (324) (215) (220)
Net Increase (Decrease)
2,595 (1,606) 5,711 1,301 (24) (176) (87) 119
Year Ended October 31, 2022
Dollars:
Sold .................................... $ 91,309 $ 13,203 $ 99,438 $ 75,495 $ 134 $ 987 $ 2,182 $ 6,041
Reinvested ............................... 150,216 14,074 65,031 44,078 139 1,201 455 2,616
Redeemed ................................
(200,488) (48,689) (95,816) (123,423) (56) (3,280) (4,030) (6,339)
Net Increase (Decrease)
$ 41,037 $ (21,412) $ 68,653 $ (3,850) $ 217 $ (1,092) $ (1,393) $ 2,318
Shares:
Sold .................................... 4,844 769 5,518 4,119 7 57 120 308
Reinvested ............................... 7,386 768 3,349 2,226 7 62 23 133
Redeemed ................................
(10,675) (2,872) (5,414) (6,807) (3) (175) (198) (352)
Net Increase (Decrease)
1,555 (1,335) 3,453 (462) 11 (56) (55) 89
Dividends and Distributions to Shareholders:
Year Ended October 31, 2023
From net investment income and net realized gain on
investments ............................... $ (162,537) $ (13,252) $ (74,950) $ (46,488) $ (172) $ (1,108) $ (645) $ (2,556)
Total Dividends and Distributions
$ (162,537) $ (13,252) $ (74,950) $ (46,488) $ (172) $ (1,108) $ (645) $ (2,556)
Year Ended October 31, 2022
From net investment income and net realized gain on
investments ............................... $ (151,900) $ (14,122) $ (65,052) $ (44,112) $ (139) $ (1,201) $ (455) $ (2,616)
Total Dividends and Distributions
$ (151,900) $ (14,122) $ (65,052) $ (44,112) $ (139) $ (1,201) $ (455) $ (2,616)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SAM Flexible Income Portfolio
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 58,475 $ 66,358
Net realized gain (loss) on investments ...................................................................................................... (57,925) (37,930)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
56,742 (490,909)
Net Increase (Decrease) in Net Assets Resulting from Operations 57,292 (462,481)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (58,259) (188,800)
From tax return of capital ....................................................................................................................
– (831)
Total Dividends and Distributions (58,259) (189,631)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(187,444) 21,468
Total Increase (Decrease) in Net Assets (188,411) (630,644)
Net Assets
Beginning of period ..........................................................................................................................
2,444,720 3,075,364
End of period ................................................................................................................................
$ 2,256,309 $ 2,444,720
Class A Class C Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2023
Dollars:
Sold .................................... $ 76,268 $ 6,254 $ 120,788 $ 31,118 $ 558 $ 823 $ 1,339 $ 1,007
Reinvested ............................... 23,189 1,857 27,873 4,616 40 72 70 191
Redeemed ................................
(213,816) (53,249) (167,554) (44,978) (313) (1,382) (859) (1,356)
Net Increase (Decrease)
$ (114,359) $ (45,138) $ (18,893) $ (9,244) $ 285 $ (487) $ 550 $ (158)
Shares:
Sold .................................... 6,827 565 10,926 2,790 50 74 120 91
Reinvested ............................... 2,092 170 2,539 418 4 7 6 17
Redeemed ................................
(19,146) (4,829) (15,174) (4,063) (29) (123) (77) (121)
Net Increase (Decrease)
(10,227) (4,094) (1,709) (855) 25 (42) 49 (13)
Year Ended October 31, 2022
Dollars:
Sold .................................... $ 158,612 $ 19,467 $ 207,024 $ 45,308 $ 257 $ 449 $ 744 $ 7,653
Reinvested ............................... 78,015 10,799 83,617 14,906 138 256 283 555
Redeemed ................................
(219,074) (59,464) (241,571) (74,185) (207) (1,345) (2,329) (8,440)
Net Increase (Decrease)
$ 17,553 $ (29,198) $ 49,070 $ (13,971) $ 188 $ (640) $ (1,302) $ (232)
Shares:
Sold .................................... 12,856 1,603 17,325 3,797 22 39 62 630
Reinvested ............................... 6,190 859 6,713 1,189 11 20 23 44
Redeemed ................................
(18,361) (5,051) (20,596) (6,288) (19) (105) (198) (680)
Net Increase (Decrease)
685 (2,589) 3,442 (1,302) 14 (46) (113) (6)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2023
From net investment income and net realized gain on
investments ............................... $ (23,445) $ (1,867) $ (27,950) $ (4,624) $ (40) $ (72) $ (70) $ (191)
Total Dividends and Distributions
$ (23,445) $ (1,867) $ (27,950) $ (4,624) $ (40) $ (72) $ (70) $ (191)
Year Ended October 31, 2022
From net investment income and net realized gain on
investments ............................... $ (78,468) $ (10,832) $ (83,416) $ (14,858) $ (137) $ (255) $ (282) $ (552)
From tax return of capital ..................... (341) (26) (389) (69) (1) (1) (1) (3)
Total Dividends and Distributions
$ (78,809) $ (10,858) $ (83,805) $ (14,927) $ (138) $ (256) $ (283) $ (555)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SAM Strategic Growth Portfolio
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 14,951 $ 34,563
Net realized gain (loss) on investments ...................................................................................................... 6,610 154,688
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
132,725 (645,243)
Net Increase (Decrease) in Net Assets Resulting from Operations 154,286 (455,992)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (160,318) (170,061)
Total Dividends and Distributions (160,318) (170,061)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
79,844 76,218
Total Increase (Decrease) in Net Assets 73,812 (549,835)
Net Assets
Beginning of period ..........................................................................................................................
1,778,364 2,328,199
End of period ................................................................................................................................
$ 1,852,176 $ 1,778,364
Class A Class C Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2023
Dollars:
Sold .................................... $ 50,940 $ 8,099 $ 50,168 $ 67,474 $ 181 $ 1,524 $ 4,390 $ 3,456
Reinvested ............................... 91,610 7,077 31,360 26,616 27 608 277 1,656
Redeemed ................................
(126,375) (25,828) (40,118) (63,971) (99) (1,929) (2,245) (5,054)
Net Increase (Decrease)
$ 16,175 $ (10,652) $ 41,410 $ 30,119 $ 109 $ 203 $ 2,422 $ 58
Shares:
Sold .................................... 2,767 509 2,854 3,772 11 87 250 194
Reinvested ............................... 5,358 482 1,933 1,610 2 38 17 102
Redeemed ................................
(6,855) (1,633) (2,289) (3,575) (6) (110) (130) (281)
Net Increase (Decrease)
1,270 (642) 2,498 1,807 7 15 137 15
Year Ended October 31, 2022
Dollars:
Sold .................................... $ 62,879 $ 11,251 $ 54,202 $ 41,398 $ 118 $ 1,494 $ 1,008 $ 4,744
Reinvested ............................... 98,374 8,289 31,655 27,809 29 724 240 1,738
Redeemed ................................
(123,561) (26,273) (47,578) (62,066) (129) (2,992) (1,337) (5,798)
Net Increase (Decrease)
$ 37,692 $ (6,733) $ 38,279 $ 7,141 $ 18 $ (774) $ (89) $ 684
Shares:
Sold .................................... 3,050 624 2,731 2,072 6 74 49 238
Reinvested ............................... 4,354 422 1,469 1,268 1 34 11 80
Redeemed ................................
(5,980) (1,473) (2,445) (3,192) (7) (147) (61) (271)
Net Increase (Decrease)
1,424 (427) 1,755 148 – (39) (1) 47
Dividends and Distributions to Shareholders:
Year Ended October 31, 2023
From net investment income and net realized gain on
investments ............................... $ (92,673) $ (7,090) $ (31,367) $ (26,619) $ (28) $ (608) $ (277) $ (1,656)
Total Dividends and Distributions
$ (92,673) $ (7,090) $ (31,367) $ (26,619) $ (28) $ (608) $ (277) $ (1,656)
Year Ended October 31, 2022
From net investment income and net realized gain on
investments ............................... $ (99,555) $ (8,297) $ (31,665) $ (27,813) $ (29) $ (724) $ (240) $ (1,738)
Total Dividends and Distributions
$ (99,555) $ (8,297) $ (31,665) $ (27,813) $ (29) $ (724) $ (240) $ (1,738)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Short-Term Income Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 93,169 $ 55,294
Net realized gain (loss) on investments and futures ......................................................................................... (26,093) (24,001)
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
76,005 (244,357)
Net Increase (Decrease) in Net Assets Resulting from Operations 143,081 (213,064)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (93,821) (76,275)
Total Dividends and Distributions (93,821) (76,275)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(387,112) (745,289)
Total Increase (Decrease) in Net Assets (337,852) (1,034,628)
Net Assets
Beginning of period ..........................................................................................................................
3,192,503 4,227,131
End of period ................................................................................................................................
$ 2,854,651 $ 3,192,503
Class A Class C Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2023
Dollars:
Sold .................................... $ 168,814 $ 4,644 $ 12,224 $ 590,137 $ 29 $ 3,056 $ 6,986 $ 1,539
Reinvested ............................... 9,313 358 3,462 77,562 12 245 368 249
Redeemed ................................
(220,714) (11,779) (29,869) (987,824) (217) (3,302) (9,967) (2,438)
Net Increase (Decrease)
$ (42,587) $ (6,777) $ (14,183) $ (320,125) $ (176) $ (1) $ (2,613) $ (650)
Shares:
Sold .................................... 14,560 402 1,054 50,941 2 264 601 133
Reinvested ............................... 802 31 299 6,687 1 21 32 21
Redeemed ................................
(19,028) (1,016) (2,577) (85,288) (18) (284) (859) (210)
Net Increase (Decrease)
(3,666) (583) (1,224) (27,660) (15) 1 (226) (56)
Year Ended October 31, 2022
Dollars:
Sold .................................... $ 245,193 $ 10,125 $ 34,018 $ 731,087 $ 119 $ 2,504 $ 9,713 $ 3,957
Reinvested ............................... 6,754 266 2,618 63,670 7 162 239 194
Redeemed ................................
(338,308) (19,435) (52,537) (1,428,417) (24) (2,286) (9,319) (5,589)
Net Increase (Decrease)
$ (86,361) $ (9,044) $ (15,901) $ (633,660) $ 102 $ 380 $ 633 $ (1,438)
Shares:
Sold .................................... 20,615 854 2,869 61,345 10 208 822 332
Reinvested ............................... 568 22 221 5,359 1 14 20 16
Redeemed ................................
(28,391) (1,640) (4,428) (120,473) (2) (193) (783) (471)
Net Increase (Decrease)
(7,208) (764) (1,338) (53,769) 9 29 59 (123)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2023
From net investment income and net realized gain on
investments ............................... $ (9,744) $ (374) $ (3,512) $ (79,313) $ (12) $ (248) $ (369) $ (249)
Total Dividends and Distributions
$ (9,744) $ (374) $ (3,512) $ (79,313) $ (12) $ (248) $ (369) $ (249)
Year Ended October 31, 2022
From net investment income and net realized gain on
investments ............................... $ (7,539) $ (280) $ (2,651) $ (65,201) $ (7) $ (164) $ (239) $ (194)
Total Dividends and Distributions
$ (7,539) $ (280) $ (2,651) $ (65,201) $ (7) $ (164) $ (239) $ (194)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SmallCap Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 3,634 $ 1,350
Net realized gain (loss) on investments ...................................................................................................... 38,378 (847)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
(142,147) (297,896)
Net Increase (Decrease) in Net Assets Resulting from Operations (100,135) (297,393)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (1,601) (102,925)
Total Dividends and Distributions (1,601) (102,925)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(44,335) 111,077
Total Increase (Decrease) in Net Assets (146,071) (289,241)
Net Assets
Beginning of period ..........................................................................................................................
1,207,701 1,496,942
End of period ................................................................................................................................
$ 1,061,630 $ 1,207,701
Class A Class C Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2023
(a)
Dollars:
Sold .......................... $ 35,051 $ 729 $ 5,186 $ 159,444 $ 200 $ 7,225 $ 7,039 $ 8,530 $ 63,224
Reinvested ..................... – – 172 720 – – – 22 684
Redeemed ......................
(36,600) (20,328) (17,745) (157,283) (869) (5,585) (11,954) (16,719) (65,478)
Net Increase (Decrease)
$ (1,549) $ (19,599) $ (12,387) $ 2,881 $ (669) $ 1,640 $ (4,915) $ (8,167) $ (1,570)
Shares:
Sold .......................... 1,534 38 234 6,225 9 317 289 340 2,431
Reinvested ..................... – – 8 30 – – – 1 28
Redeemed ......................
(1,587) (1,084) (808) (6,127) (44) (246) (483) (655) (2,526)
Net Increase (Decrease)
(53) (1,046) (566) 128 (35) 71 (194) (314) (67)
Year Ended October 31, 2022
Dollars:
Sold .......................... $ 27,368 $ 2,433 $ 6,484 $ 200,905 $ 145 $ 6,119 $ 6,471 $ 29,370 $ 120,237
Reinvested ..................... 23,910 2,410 18,894 37,989 207 1,071 3,359 2,995 11,751
Redeemed ......................
(55,967) (6,271) (23,460) (249,317) (522) (3,954) (7,571) (13,529) (30,450)
Net Increase (Decrease)
$ (4,689) $ (1,428) $ 1,918 $ (10,423) $ (170) $ 3,236 $ 2,259 $ 18,836 $ 101,538
Shares:
Sold .......................... 1,076 113 268 7,247 6 245 255 1,099 4,413
Reinvested ..................... 923 111 773 1,331 9 42 123 106 411
Redeemed ......................
(2,282) (310) (1,020) (9,545) (23) (167) (289) (537) (1,141)
Net Increase (Decrease)
(283) (86) 21 (967) (8) 120 89 668 3,683
Dividends and Distributions to
Shareholders:
Year Ended October 31, 2023
(a)
From net investment income and net
realized gain on investments ......... $ – $ – $ (173) $ (721) $ – $ – $ – $ (22) $ (685)
Total Dividends and Distributions
$ – $ – $ (173) $ (721) $ – $ – $ – $ (22) $ (685)
Year Ended October 31, 2022
From net investment income and net
realized gain on investments ......... $ (24,059) $ (2,414) $ (18,909) $ (38,111) $ (207) $ (1,101) $ (3,359) $ (2,995) $ (11,770)
Total Dividends and Distributions
$ (24,059) $ (2,414) $ (18,909) $ (38,111) $ (207) $ (1,101) $ (3,359) $ (2,995) $ (11,770)
(a)
Class C shares discontinued operations and converted to Class A shares on May 19, 2023.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SmallCap Growth Fund I
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ (4,833) $ (10,143)
Net realized gain (loss) on investments and futures ......................................................................................... (36,350) 22,777
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
(89,678) (976,019)
Net Increase (Decrease) in Net Assets Resulting from Operations (130,861) (963,385)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (18,193) (402,384)
Total Dividends and Distributions (18,193) (402,384)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(83,501) 340,351
Total Increase (Decrease) in Net Assets (232,555) (1,025,418)
Net Assets
Beginning of period ..........................................................................................................................
2,252,122 3,277,540
End of period ................................................................................................................................
$ 2,019,567 $ 2,252,122
Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2023
Dollars:
Sold ............................................... $ 7,024 $ 41,990 $ 311 $ 2,501 $ 1,118 $ 5,449 $ 313,389
Reinvested .......................................... 843 1,065 19 142 93 281 15,278
Redeemed ...........................................
(10,083) (94,484) (657) (3,534) (1,843) (15,825) (346,578)
Net Increase (Decrease)
$ (2,216) $ (51,429) $ (327) $ (891) $ (632) $ (10,095) $ (17,911)
Shares:
Sold ............................................... 901 3,247 35 264 106 472 24,279
Reinvested .......................................... 119 89 2 16 9 26 1,271
Redeemed ...........................................
(1,305) (7,404) (75) (372) (172) (1,384) (26,909)
Net Increase (Decrease)
(285) (4,068) (38) (92) (57) (886) (1,359)
Year Ended October 31, 2022
Dollars:
Sold ............................................... $ 4,560 $ 69,552 $ 496 $ 6,140 $ 2,168 $ 12,504 $ 418,166
Reinvested .......................................... 18,770 32,024 421 2,802 2,969 6,305 329,561
Redeemed ...........................................
(14,157) (86,039) (534) (4,970) (8,496) (15,371) (436,520)
Net Increase (Decrease)
$ 9,173 $ 15,537 $ 383 $ 3,972 $ (3,359) $ 3,438 $ 311,207
Shares:
Sold ............................................... 506 4,897 44 560 182 923 28,414
Reinvested .......................................... 1,945 1,978 38 233 221 434 20,331
Redeemed ...........................................
(1,649) (5,958) (54) (475) (684) (1,147) (29,998)
Net Increase (Decrease)
802 917 28 318 (281) 210 18,747
Dividends and Distributions to Shareholders:
Year Ended October 31, 2023
From net investment income and net realized gain on investments ... $ (845) $ (1,214) $ (19) $ (143) $ (93) $ (281) $ (15,598)
Total Dividends and Distributions
$ (845) $ (1,214) $ (19) $ (143) $ (93) $ (281) $ (15,598)
Year Ended October 31, 2022
From net investment income and net realized gain on investments ... $ (18,806) $ (35,436) $ (421) $ (2,830) $ (2,969) $ (6,305) $ (335,617)
Total Dividends and Distributions
$ (18,806) $ (35,436) $ (421) $ (2,830) $ (2,969) $ (6,305) $ (335,617)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SmallCap S&P 600 Index Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 17,048 $ 14,154
Net realized gain (loss) on investments and futures ......................................................................................... 43,949 115,214
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
(146,774) (293,762)
Net Increase (Decrease) in Net Assets Resulting from Operations (85,777) (164,394)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (115,168) (120,528)
Total Dividends and Distributions (115,168) (120,528)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
82,041 14,059
Total Increase (Decrease) in Net Assets (118,904) (270,863)
Net Assets
Beginning of period ..........................................................................................................................
1,161,947 1,432,810
End of period ................................................................................................................................
$ 1,043,043 $ 1,161,947
Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2023
Dollars:
Sold ............................................... $ 13,467 $ 75,238 $ 843 $ 14,074 $ 6,155 $ 16,255 $ 169,713
Reinvested .......................................... 18,550 21,053 633 7,124 3,095 9,469 55,034
Redeemed ...........................................
(23,026) (87,208) (1,609) (22,647) (13,987) (31,737) (148,448)
Net Increase (Decrease)
$ 8,991 $ 9,083 $ (133) $ (1,449) $ (4,737) $ (6,013) $ 76,299
Shares:
Sold ............................................... 594 3,088 35 564 243 633 7,012
Reinvested .......................................... 857 896 28 296 126 384 2,344
Redeemed ...........................................
(1,022) (3,496) (68) (901) (543) (1,236) (6,023)
Net Increase (Decrease)
429 488 (5) (41) (174) (219) 3,333
Year Ended October 31, 2022
Dollars:
Sold ............................................... $ 17,649 $ 59,295 $ 1,019 $ 15,780 $ 7,796 $ 19,636 $ 117,384
Reinvested .......................................... 18,622 24,285 615 7,997 3,332 10,007 55,483
Redeemed ...........................................
(26,840) (86,935) (1,355) (27,199) (14,193) (29,671) (158,648)
Net Increase (Decrease)
$ 9,431 $ (3,355) $ 279 $ (3,422) $ (3,065) $ (28) $ 14,219
Shares:
Sold ............................................... 663 2,056 37 536 267 652 4,198
Reinvested .......................................... 674 816 21 264 108 322 1,866
Redeemed ...........................................
(1,020) (3,043) (48) (938) (465) (992) (5,512)
Net Increase (Decrease)
317 (171) 10 (138) (90) (18) 552
Dividends and Distributions to Shareholders:
Year Ended October 31, 2023
From net investment income and net realized gain on investments ... $ (18,584) $ (21,218) $ (633) $ (7,128) $ (3,095) $ (9,469) $ (55,041)
Total Dividends and Distributions
$ (18,584) $ (21,218) $ (633) $ (7,128) $ (3,095) $ (9,469) $ (55,041)
Year Ended October 31, 2022
From net investment income and net realized gain on investments ... $ (18,649) $ (24,428) $ (615) $ (7,997) $ (3,332) $ (10,007) $ (55,500)
Total Dividends and Distributions
$ (18,649) $ (24,428) $ (615) $ (7,997) $ (3,332) $ (10,007) $ (55,500)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SmallCap Value Fund II
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 13,786 $ 9,247
Net realized gain (loss) on investments and futures ......................................................................................... 31,063 127,116
Net change in unrealized appreciation/(depreciation) of investments and futures ...........................................................
(86,348) (203,769)
Net Increase (Decrease) in Net Assets Resulting from Operations (41,499) (67,406)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (115,707) (189,291)
Total Dividends and Distributions (115,707) (189,291)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
202,336 (26,267)
Total Increase (Decrease) in Net Assets 45,130 (282,964)
Net Assets
Beginning of period ..........................................................................................................................
1,123,301 1,406,265
End of period ................................................................................................................................
$ 1,168,431 $ 1,123,301
Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2023
Dollars:
Sold ............................................... $ 4,700 $ 133,613 $ 108 $ 2,133 $ 826 $ 1,775 $ 230,311
Reinvested .......................................... 2,218 15,959 89 539 277 1,287 94,994
Redeemed ...........................................
(4,992) (114,735) (217) (2,126) (697) (4,316) (159,410)
Net Increase (Decrease)
$ 1,926 $ 34,837 $ (20) $ 546 $ 406 $ (1,254) $ 165,895
Shares:
Sold ............................................... 437 11,856 11 211 77 160 20,722
Reinvested .......................................... 222 1,528 10 55 28 127 9,103
Redeemed ...........................................
(476) (10,235) (23) (207) (65) (386) (14,648)
Net Increase (Decrease)
183 3,149 (2) 59 40 (99) 15,177
Year Ended October 31, 2022
Dollars:
Sold ............................................... $ 5,379 $ 52,404 $ 338 $ 1,206 $ 612 $ 2,265 $ 121,963
Reinvested .......................................... 3,237 27,052 111 822 461 2,351 154,812
Redeemed ...........................................
(6,784) (61,541) (251) (1,901) (1,923) (4,848) (322,032)
Net Increase (Decrease)
$ 1,832 $ 17,915 $ 198 $ 127 $ (850) $ (232) $ (45,257)
Shares:
Sold ............................................... 444 4,230 29 102 51 175 9,564
Reinvested .......................................... 274 2,202 11 71 39 196 12,603
Redeemed ...........................................
(578) (4,929) (23) (163) (149) (400) (26,097)
Net Increase (Decrease)
140 1,503 17 10 (59) (29) (3,930)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2023
From net investment income and net realized gain on investments ... $ (2,218) $ (16,206) $ (89) $ (539) $ (277) $ (1,287) $ (95,091)
Total Dividends and Distributions
$ (2,218) $ (16,206) $ (89) $ (539) $ (277) $ (1,287) $ (95,091)
Year Ended October 31, 2022
From net investment income and net realized gain on investments ... $ (3,237) $ (27,354) $ (111) $ (825) $ (461) $ (2,351) $ (154,952)
Total Dividends and Distributions
$ (3,237) $ (27,354) $ (111) $ (825) $ (461) $ (2,351) $ (154,952)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Tax-Exempt Bond Fund
Year Ended
October 31, 2023
Year Ended
October 31, 2022
Operations
Net investment income (loss) ................................................................................................................ $ 19,378 $ 18,836
Net realized gain (loss) on investments ...................................................................................................... (22,524) (28,404)
Net change in unrealized appreciation/(depreciation) of investments .......................................................................
26,194 (108,707)
Net Increase (Decrease) in Net Assets Resulting from Operations 23,048 (118,275)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ......................................................................... (18,621) (18,694)
Total Dividends and Distributions (18,621) (18,694)
Capital Share Transactions
Net increase (decrease) in capital share transactions ........................................................................................
(59,708) (61,002)
Total Increase (Decrease) in Net Assets (55,281) (197,971)
Net Assets
Beginning of period ..........................................................................................................................
599,830 797,801
End of period ................................................................................................................................
$ 544,549 $ 599,830
Class A Class C Institutional
Capital Share Transactions:
Year Ended October 31, 2023
Dollars:
Sold ......................................................................................... $ 55,041 $ 2,230 $ 122,603
Reinvested .................................................................................... 8,084 421 8,893
Redeemed .....................................................................................
(103,671) (8,484) (144,825)
Net Increase (Decrease)
$ (40,546) $ (5,833) $ (13,329)
Shares:
Sold ......................................................................................... 8,321 338 18,451
Reinvested .................................................................................... 1,221 63 1,342
Redeemed .....................................................................................
(15,688) (1,278) (21,985)
Net Increase (Decrease)
(6,146) (877) (2,192)
Year Ended October 31, 2022
Dollars:
Sold ......................................................................................... $ 82,861 $ 2,574 $ 252,993
Reinvested .................................................................................... 7,998 447 8,690
Redeemed .....................................................................................
(141,390) (10,739) (264,436)
Net Increase (Decrease)
$ (50,531) $ (7,718) $ (2,753)
Shares:
Sold ......................................................................................... 11,797 361 35,787
Reinvested .................................................................................... 1,154 65 1,254
Redeemed .....................................................................................
(20,403) (1,558) (38,228)
Net Increase (Decrease)
(7,452) (1,132) (1,187)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2023
From net investment income and net realized gain on investments ............................................. $ (8,975) $ (446) $ (9,200)
Total Dividends and Distributions
$ (8,975) $ (446) $ (9,200)
Year Ended October 31, 2022
From net investment income and net realized gain on investments ............................................. $ (8,980) $ (469) $ (9,245)
Total Dividends and Distributions
$ (8,980) $ (469) $ (9,245)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2023

1. Organization
Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for California Municipal
Fund, Core Fixed Income Fund, Core Plus Bond Fund, Diversified Income Fund, Diversified International Fund, Equity Income Fund, Finisterre
Emerging Markets Total Return Bond Fund, Global Emerging Markets Fund, Global Real Estate Securities Fund, Government & High Quality
Bond Fund, Government Money Market Fund, High Income Fund, High Yield Fund, Inflation Protection Fund, International Fund I, LargeCap
Growth Fund I, LargeCap S&P 500 Index Fund, LargeCap Value Fund III, MidCap Fund, MidCap Growth Fund, MidCap Growth Fund III,
MidCap S&P 400 Index Fund, MidCap Value Fund I, Money Market Fund, Overseas Fund, Principal Capital Appreciation Fund, Principal
LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035
Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal
LifeTime 2060 Fund, Principal LifeTime 2065 Fund, Principal LifeTime 2070 Fund, Principal LifeTime Hybrid 2015 Fund, Principal LifeTime
Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund,
Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid
2055 Fund, Principal LifeTime Hybrid 2060 Fund, Principal LifeTime Hybrid 2065 Fund, Principal LifeTime Hybrid 2070, Principal LifeTime
Hybrid Income Fund, Principal LifeTime Strategic Income Fund, Real Estate Securities Fund, SAM Balanced Portfolio, SAM Conservative
Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income
Fund, SmallCap Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund, SmallCap Value Fund II, and Tax-Exempt Bond Fund, series of the Fund, (known as the "Funds") are presented herein. Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025
Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal
LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, Principal LifeTime 2065 Fund, Principal LifeTime 2070
Fund, and Principal LifeTime Strategic Income Fund are referred to collectively as the “Principal LifeTime Funds”. Principal LifeTime Hybrid
2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal
LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050
Fund, Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, Principal LifeTime Hybrid 2065 Fund, Principal LifeTime
Hybrid 2070, and Principal LifeTime Hybrid Income Fund are referred to collectively as the “Principal LifeTime Hybrid Funds”. SAM Balanced,
SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth
Portfolio are referred to collectively as the “SAM Portfolios”. The Funds may offer up to nine classes of shares: Class A, Class C, Class J,
Institutional, R-1, R-3, R-4, R-5, and R-6.
Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification (“ASC”)
Topic 946, Financial Services - Investment Companies . The Funds have not provided financial support and are not contractually required to provide financial support to any investee.
Effective January 3, 2022, International Emerging Markets Fund changed its name to Global Emerging Markets Fund.
Effective February 25, 2022, Class A shares were liquidated for Finisterre Emerging Markets Total Return Bond Fund.
Effective March 1, 2022, Global Diversified Income Fund changed its name to Diversified Income Fund.
Effective May 6, 2022, Class C shares discontinued and converted into Class A shares for the following Funds:
Effective December 12, 2022, Institutional shares converted into R-6 shares of Government Money Market Fund and R-6 shares commenced operations. On December 14, 2022, Principal Global Investors, LLC (the “Manager”) made a $10,000 purchase of Institutional shares.
Effective January 13, 2023, R-1 shares discontinued and converted into R-3 shares for Overseas Fund.
Effective March 1, 2023, Principal LifeTime 2070 Fund commenced operations with the Manager making an initial $10,000 purchase of each
Class J, Institutional, R-1, R-3, R-4, and R-5 shares.
Effective March 1, 2023, Principal LifeTime Hybrid 2070 Fund commenced operations with the Manager making an initial $10,000 purchase of each Class J, Institutional, and R-6 shares.
Effective May 12, 2023, Principal LifeTime Strategic Income Fund acquired all the assets and assumed all the liabilities of Principal LifeTime
2010 Fund, a series of the Fund, pursuant to a plan of reorganization approved by shareholders September 13, 2022. The purpose of the acquisition
Diversified International Fund Global Real Estate Securities Fund
Global Emerging Markets Fund Government & High Quality Bond Fund

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2023

was to combine two funds managed by the Manager with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 46,483,000 shares from Principal LifeTime 2010 Fund for 48,359,000 shares valued at $506,997,000 of
Principal LifeTime Strategic Income Fund at an approximate exchange rate of 1.04 for all classes of shares. The investment securities of Principal
LifeTime 2010 Fund, with a fair value of approximately $506,651,000 and a cost of $530,955,000 and $110,000 cash were the primary assets acquired by Principal LifeTime Strategic Income Fund on May 12, 2023. For financial reporting purposes, assets received, and shares issued by Principal LifeTime Strategic Income Fund were recorded at fair value; however, the cost basis of the investments received from Principal
LifeTime 2010 Fund were maintained through the reorganization. The net assets of Principal LifeTime 2010 Fund and Principal LifeTime
Strategic Income Fund immediately prior to the acquisition in accordance with U.S. GAAP were approximately $507,031,000 ($882,000 of accumulated realized loss) and $341,098,000, respectively. The aggregate net assets of Principal LifeTime Strategic Income Fund immediately following the acquisition was $848,129,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.
Assuming the acquisition had been completed on November 1, 2022, the beginning of the fiscal year for Principal LifeTime Strategic Income
Fund, Principal LifeTime Strategic Income Fund’s pro forma results of operations for the period ended October 31, 2023, would have been
$24,949,000 of net investment income, $8,418,000 of net realized and unrealized gain on investments, and $33,367,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Principal LifeTime 2010 Fund that have been included in Principal LifeTime Strategic Income Fund’s statement of operations since May 12, 2023.
Effective May 19, 2023, Class C shares discontinued and converted into Class A shares for the following Funds:
All classes of shares for each of the Funds represent interests in the same portfolio of investments and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Fund's Board of Directors declares separate dividends on each class of shares.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:
Security Valuation. The Funds may invest in other series of the Fund and other investment funds, which may include closed-end investment companies, exchange-traded funds, money market funds and other registered open-end investment companies. Investments in registered open-
end investment companies, other than exchange-traded funds, are valued at the respective fund’s closing net asset value per share on the day of valuation.
The Funds (with the exception of Government Money Market Fund, Money Market Fund, Principal LifeTime Funds, Principal LifeTime Hybrid
Funds, and the SAM Portfolios) value securities, including exchange-traded funds, for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
Core Fixed Income Fund Principal Capital Appreciation Fund
LargeCap S&P 500 Index Fund SmallCap Fund
1. Organization (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2023

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example, weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor, is authorized to make such determinations subject to such oversight by the Fund’s
Board of Directors, as may occasionally be necessary.
Government Money Market Fund qualifies as a government/agency money market fund. Money Market Fund qualifies as a retail money market fund. The two funds value their securities, other than holdings of other publicly traded investment funds, at amortized cost as permitted under
Rule 2a-7 of the 1940 Act. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange.
The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation)
on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
The following Funds held securities denominated in foreign currencies that exceeded 5% of net assets of the respective fund as of October 31,
2023:
Diversified International Fund
Euro 20 .6%
British Pound Sterling 17 .0
Japanese Yen 15 .4
Canadian Dollar 8 .4
Finisterre Emerging Markets Total Return Bond Fund
Euro 8 .1%
Mexican Peso 5 .3
Brazilian Real 5 .0
Global Emerging Markets Fund
Hong Kong Dollar 22 .0%
New Taiwan Dollar 14 .5
Indian Rupee 13 .8
South Korean Won 12 .0
Brazilian Real 5 .2
Mexican Peso 5 .1
Global Real Estate Securities Fund
Japanese Yen 10 .5%
Euro 6 .0
International Fund I
Euro 21 .3%
British Pound Sterling 12 .1
Japanese Yen 10 .4
Canadian Dollar 7 .0
Swiss Franc 6 .0
New Taiwan Dollar 5 .4
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2023

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Payment in kind (“PIK”) income is computed on the value of the securities received at the contractual rate specified in each loan agreement. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities.
Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par. The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Government Money Market Fund and Money Market Fund) of each class.
Distributions received from other series of the Fund and other investment companies (collectively, “Underlying Funds”) are recorded in accordance with the character of the distributions as designated by the Underlying Funds. Distributions received from Real Estate Investment
Trusts (“REITs”) may be characterized as ordinary income, capital gain, or a return of capital to the Funds. The proper characterization of distributions from REITs is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. Global Real Estate Securities Fund and Real Estate Securities Fund receive substantial distributions from holdings in REITs.
Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Government Money Market Fund and Money Market Fund) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations. Certain of the transfer agent expenses may be reduced by the impact of interest earned during the period between when a redemption occurs and the funds are settled.
In addition to the expenses the Funds bear directly, each of the Funds may indirectly bear a pro rata share of the fees and expenses of the
Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Funds may own different proportions of the Underlying Funds at different times, the amount of expense incurred indirectly by each of the Funds will vary. Expenses included in the statements of operations and financial highlights of the Funds do not include any expenses associated with the Underlying Funds.
Dividends and Distributions to Shareholders. With respect to Government Money Market Fund and Money Market Fund, all net investment income and any realized gains from investment transactions are declared as dividends daily to settled shares of record as of that day. With respect to California Municipal Fund, Core Fixed Income Fund, Government & High Quality Bond Fund, High Yield Fund, Short-Term Income Fund
and Tax-Exempt Bond Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other
Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP.
These differences are primarily due to differing treatments for amortization of premiums and discounts, net operating losses, foreign currency transactions, options and futures contracts, certain defaulted securities, sales of passive foreign investment companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, short sales, partnership investments, REITs, utilization of earnings and profits distributed to shareholders on redemption of shares, and limitations imposed by Sections 381-384 of the
Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment;
temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a
“regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Overseas Fund
Euro 34 .5%
British Pound Sterling 23 .1
Japanese Yen 13 .7
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2023

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is
“more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more likely than not” threshold would be recorded as a tax benefit or expense in the current year.
The Funds recognize interest and penalties, if any, related to unrecognized tax positions as tax expense on the statements of operations. During the year ended October 31, 2023 , the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three years, once a return is filed. No examinations are in progress at this time.
Foreign Taxes. The Funds may be subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on the statements of operations. In consideration of recent decisions rendered by European courts, certain of the Funds have filed for additional tax reclaims for taxes withheld in prior years. Due to the uncertainty regarding collectability and timing of these reclaims, among other factors, a corresponding receivable will only be recognized when the tax position meets the "more likely than not" threshold. Any accrued foreign tax reclaims receivables are included in dividends and interest receivables on the statements of assets and liabilities. Any foreign tax reclaims income is included in foreign tax reclaims on the statements of operations.
In the event that foreign tax reclaims received during the fiscal year exceed foreign withholding tax paid, and a fund previously passed through foreign tax credits to its shareholders, a fund will enter into a closing agreement with the Internal Revenue Service ("IRS"), in order to pay the associated tax liability on behalf of the fund's shareholders. Any IRS closing agreement fees related to foreign tax reclaims are reflected as a reduction to income on the statements of operations. Any accrued IRS closing agreement fees related to foreign tax reclaims are reflected on the statements of assets and liabilities.
Gains realized upon the disposition of certain foreign securities held by certain Funds may be subject to capital gains tax, payable prior to the repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statements of operations. Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Funds accrue an estimated tax liability for future gains on certain foreign securities. Any foreign tax refund receivables and any accrued foreign tax liabilities are shown on the statements of assets and liabilities.
Recent Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update
("ASU") No. 2020-04 Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Interbank Offered Rate ("LIBOR") or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31,
2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December
31, 2024. Management expects the impact of these ASUs will not have a material impact on the Funds' financial statements.
In June 2022, the FASB issued ASU No. 2022-03 Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to
Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management expects the ASU will not have a material impact on the Funds’ financial statements.
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-
term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate plus the applicable margin of 1.00%. The bank loan rate equals the higher of (i) the Federal Funds Rate or (ii) the Secured Overnight Financing
Rate (“SOFR”) plus .10% (“Adjusted SOFR”). If the Federal Funds Rate or the Adjusted SOFR is less than zero, it shall be deemed to be zero for purposes of calculating such rate. The interest income received is included in interest income on the statements of operations. The interest expense associated with these borrowings is included in other expenses on the statements of operations. Any outstanding lending as of October
31, 2023 is included in interfund lending on the statements of assets and liabilities. Any outstanding borrowing as of October 31, 2023 is included in interfund borrowing on the statements of assets and liabilities.
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2023

During the year ended October 31, 2023, Funds lending to the Facility were as follows (amounts in thousands):
During the year ended October 31, 2023, Funds borrowing from the Facility were as follows (amounts in thousands):
In addition, the Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a group of financial institutions which allows the participants to borrow up to $250 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. The line of credit is available under a group of revolving financial institutions and lending is carried out with unaffiliated financial institutions. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Adjusted SOFR plus the applicable margin of 1.00%. If the Federal Funds Rate or the
Adjusted SOFR is less than zero, it shall be deemed to be zero for purposes of calculating such rate. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit which is allocated to each participant based on average net assets. The interest expense associated with these borrowings is included in other expenses on the statements of operations. Any outstanding borrowing as of October 31,
2023 is included in borrowing on the statements of assets and liabilities.
Average Daily
Amount Loaned
Weighted Average
Annual Interest
Rate Interest Income
Core Fixed Income Fund $ 710 5.01% $ 36
Core Plus Bond Fund 144 5.03 7
Diversified Income Fund 508 5.08 26
Diversified International Fund 1,103 4.59 51
Equity Income Fund 676 4.49 30
Finisterre Emerging Markets Total Return Bond Fund 822 5.13 42
Global Emerging Markets Fund 97 4.80 5
Global Real Estate Securities Fund 103 5.26 5
Government & High Quality Bond Fund 49 5.12 2
High Income Fund 413 5.24 22
High Yield Fund 141 4.68 7
International Fund I 83 5.00 4
LargeCap Growth Fund I 1,960 4.89 96
LargeCap S&P 500 Index Fund 447 5.22 23
LargeCap Value Fund III 464 5.27 24
MidCap Fund 45 5.15 2
MidCap Growth Fund 35 4.92 2
MidCap Growth Fund III 309 5.15 16
MidCap S&P 400 Index Fund 144 4.61 7
MidCap Value Fund I 392 5.02 20
Overseas Fund 338 5.28 18
Principal Capital Appreciation Fund 796 5.21 41
Real Estate Securities Fund 402 5.34 21
Short-Term Income Fund 345 5.11 18
SmallCap Fund 52 5.15 3
SmallCap Growth Fund I 777 5.07 39
SmallCap S&P 600 Index Fund 259 5.08 13
SmallCap Value Fund II 265 5.07 13
Average Daily
Amount Borrowed
Weighted Average
Annual Interest
Rate Interest Expense
California Municipal Fund $ 133 4.90% $ 6
Diversified Income Fund 54 5.69 3
Global Real Estate Securities Fund 1,280 4.83 62
High Yield Fund 5 5.94 —
Inflation Protection Fund 451 4.89 22
International Fund I 139 4.95 7
MidCap Fund 4,806 4.87 234
MidCap Growth Fund 6 5.61 —
Overseas Fund 486 4.61 22
Real Estate Securities Fund 1,191 4.48 53
SmallCap Fund 46 5.70 3
SmallCap S&P 600 Index Fund 81 5.06 4
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2023

During the year ended October 31, 2023, Funds borrowing against the line of credit were as follows (amounts in thousands):
Credit Linked Structured Notes. Certain of the Funds invest in credit linked structured notes whose market values are primarily derived from changes in the value of various credit indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Credit linked structured notes may entail a greater degree of market risk than other types of debt securities. Credit linked structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the fair value of the credit linked structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the fund records a realized gain or loss.
Contingent Convertible Securities. As footnoted in the schedules of investments,  certain of the Funds invest in contingent convertible securities
(“CoCos”). CoCos are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain
“triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, as stated in the counterparties' master netting agreements ("Master Netting Agreements"), such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.
Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.
Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.
As of October 31, 2023, Funds with financial assets and liabilities subject to Master Netting Agreements or similar agreements were as follows
(amounts in thousands):
Average Daily
Amount Borrowed
Weighted Average
Annual Interest
Rate
SAM Conservative Growth Portfolio $ 5 6.49%
Tax-Exempt Bond Fund 149 7.13
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged
†
Net Exposure
Diversified Income Fund
Bank of New York Mellon
Foreign Currency Contracts $ 23 $ — $ 23
$ 23 $ — $ 23 $ — $ 23
Citigroup Inc
Foreign Currency Contracts 2 (3) (1)
$ 2 $ (3) $ (1) $ — $ (1)
HSBC Securities Inc
Foreign Currency Contracts 10 (1) 9
$ 10 $ (1) $ 9 $ — $ 9
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2023

The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments are shown gross on the statements of assets and liabilities. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.
Cross Trades.  The Funds may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the fund's sub-advisor acts as an investment advisor. Such transactions are permissible provided that the conditions of Rule 17a-7 under the 1940 Act are satisfied. For the year ended October 31, 2023, none of the Funds had cross trades.
Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statements of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged
†
Net Exposure
Diversified Income Fund (continued)
JPMorgan Chase
Foreign Currency Contracts $ 83 $ (18) $ 65
$ 83 $ (18) $ 65 $ (65) $ —
Total OTC $ 118 $ (22) $ 96 $ 31
Finisterre Emerging Markets Total Return Bond Fund
Citigroup Inc
Foreign Currency Contracts 17 (122) (105)
$ 17 $ (122) $ (105) $ — $ (105)
Goldman Sachs & Co
Credit Default Swaps — (453) (453)
$ — $ (453) $ (453) $ 453 $ —
HSBC Securities Inc
Foreign Currency Contracts 81 (3) 78
$ 81 $ (3) $ 78 $ — $ 78
JPMorgan Chase
Foreign Currency Contracts 212 (86) 126
$ 212 $ (86) $ 126 $ (126) $ —
Total OTC $ 310 $ (664) $ (354) $ (27)
High Income Fund
Bank of New York Mellon
Foreign Currency Contracts 72 — 72
$ 72 $ — $ 72 $ — $ 72
Total OTC $ 72 $ — $ 72 $ 72
High Yield Fund
RBC Dominon Securities Corp
Foreign Currency Contracts 87 (11) 76
$ 87 $ (11) $ 76 $ — $ 76
Total OTC $ 87 $ (11) $ 76 $ 76
Inflation Protection Fund
Bank of America NA
Foreign Currency Contracts 1 — 1
$ 1 $ — $ 1 $ — $ 1
Barclays Bank PLC
Foreign Currency Contracts 3 — 3
Written Interest Rate Swaptions — (506) (506)
$ 3 $ (506) $ (503) $ — $ (503)
Citigroup Inc
Purchased Interest Rate Swaptions 553 — 553
Written Interest Rate Swaptions — (1,001) (1,001)
$ 553 $ (1,001) $ (448) $ 70 $ (378)
Morgan Stanley & Co
Written Interest Rate Swaptions — (242) (242)
$ — $ (242) $ (242) $ — $ (242)
Total OTC $ 557 $ (1,749) $ (1,192) $ (1,122)
*
Represents amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the statements of assets and liabilities.
†
Collateral pledged or received may be in excess of recognized assets or liabilities, see the schedules of investments.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2023

cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the
Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for over-the-counter ("OTC") derivatives. Master Securities Forward Transaction Agreements ("MSFTA") accounts are also maintained in a segregated account at the custodian for collateral related to forward currency contracts and "to-be-announced" ("TBA")
securities. Certain of the Funds may pledge cash to a broker for securities sold short.
As of October 31, 2023, deposits with counterparty were as follows (amounts in thousands):
Deposits from Counterparty. Cash received from a counterparty as collateral is reflected as a liability on the statements of assets and liabilities as deposits from counterparty. There are a variety of security types which require varying levels of pledged collateral. The collateral posted to the Funds by the broker is received in the fund’s custodian account.
As of October 31, 2023, deposits from counterparty were as follows (amounts in thousands):
Floating Rate Notes Issued in Conjunction with Securities Held. Certain of the funds may enter into transactions in which the funds transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities (“Inverse Floaters”). The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The funds enter into shortfall and forbearance agreements with the trusts, which commit the funds to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the fund ("Inverse Floaters") include the right of the funds
(1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the funds, thereby collapsing the trusts. The funds account for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the funds' investment assets. The related floating rate notes are reflected as floating rate notes issued in the statements of assets and liabilities. The fund holds the floating rate notes issued in which the carrying value, including accrued interest, approximates fair value for financial statement purposes. As of year end, the floating rate notes issued liabilities are categorized as Level 2 within the disclosure hierarchy.  The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date.
During the year ended October 31, 2023, the average outstanding balances for the liability and weighted average annual interest rates for the
Funds' were as follows (amounts in thousands):
FCM (Futures and
Cleared Swaps)
ISDA (OTC
Derivatives)
Total Deposits with
Counterparty
Diversified Income Fund $ 348 $ — $ 348
Finisterre Emerging Markets Total Return Bond Fund 6,959 638 7,597
Government & High Quality Bond Fund 1,247 — 1,247
Inflation Protection Fund 2,231 70 2,301
LargeCap Growth Fund I 2,173 — 2,173
LargeCap S&P 500 Index Fund 7,963 — 7,963
LargeCap Value Fund III 616 — 616
MidCap Growth Fund III 302 — 302
MidCap S&P 400 Index Fund 2,635 — 2,635
MidCap Value Fund I 835 — 835
Overseas Fund 370 — 370
Short-Term Income Fund 3,844 — 3,844
SmallCap Growth Fund I 130 — 130
SmallCap S&P 600 Index Fund 1,575 — 1,575
SmallCap Value Fund II 992 — 992
ISDA (OTC
Derivatives)
Diversified Income Fund $ 120
Finisterre Emerging Markets Total Return Bond Fund 240
Average
Outstanding
Balance
Weighted Average
Annual Interest
Rate
California Municipal Fund $ 25,057 3.48%
Tax-Exempt Bond Fund 17,285 3.60
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2023

Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such
Funds’ investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the
Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar or other respective currency.
Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Certain of the Funds may enter into futures contracts to hedge against changes in, or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, typically a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments. For those contracts where daily variation margin payments are not received from or paid to the broker, the cumulative unrealized gains or losses are included in variation margin receivable or payable on financial derivative instruments. Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Core Plus Bond Fund, Diversified Income Fund, Finisterre Emerging Markets Total
Return Bond Fund, Government & High Quality Bond Fund, Inflation Protection Fund, and Short-Term Income Fund. The notional values of the futures contracts will vary in accordance with the changing duration of these funds.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.
Liquidity Fees on Redemptions and Redemption Gates. As a retail money market fund, Money Market Fund has adopted policies and procedures regarding the imposition of liquidity fees on redemptions and/or redemption gates in the event that its level of weekly liquid assets falls below a designated threshold, subject to the actions of the Fund’s Board of Directors. The imposition of liquidity fees or redemption gates affects checkwriting and exchanges into Money Market Fund.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2023

Mortgage Dollar Rolls. Certain of the Funds may enter into mortgage-dollar-roll transactions on TBA securities, in which the Funds sell mortgage-backed securities and simultaneously agree to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Funds forgo principal and interest paid on the securities and are compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The
Funds treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Funds’ portfolio turnover ratio.
Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in investment securities sold and investment securities purchased on the statements of assets and liabilities.
Options Contracts. During the year, certain of the Funds wrote call and put options on futures, swaps, securities, indices and currencies they own or in which they may invest and inflation floors for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call, a put option, or an inflation floor, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. An inflation floor can give downside protection to investments in inflation-linked products. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security, index or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying future, swap, security, index or currency may be sold (call) or purchased (put)
and as a result bears the market risk of an unfavorable change in the price of the future, swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. The maximum potential amount of future payments (undiscounted) that a fund as a writer of put options could be required to make is equal to the notional amount multiplied by the exercise price as shown in the schedules of investments. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument.
A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at year end are included in the Funds' schedules of investments.
Private Investments in Public Equity. The Funds may invest in private investments in public equity (“PIPEs”) which are issued by a company in the secondary market as a means of raising capital. In connection with PIPEs, the Funds may enter into unfunded commitments. Commitments may be subject to various contingencies and are recognized when the commitment is legally binding. These contingencies are considered in the valuation of the commitments. The Funds are obligated to fund these commitments when the contingencies are met and therefore, the Funds must have funds sufficient to cover their obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of year end, the commitments are typically categorized as Level 2 within the disclosure hierarchy. As of October 31, 2023, the Funds had no unfunded commitments in connection with PIPEs.
Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.
Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S.
government agency securities. It is the Fund's policy that the counterparties’ custodian takes possession of the underlying collateral securities.
The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.
Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
Securities Lending. As footnoted in the schedules of investments, certain of the Funds may lend portfolio securities to approved brokerage firms to earn additional income. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2023

and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The transactions are accounted for as secured borrowings and the remaining contractual maturity is overnight and continuous for all securities. The cash collateral received is usually invested in an SEC-registered money market mutual fund and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. Securities lending income, net of related fees, is shown on the statements of operations.
Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), and are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, LIBOR, SOFR, or a similar reference rate.
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.
In connection with the senior floating rate interests, the Funds may also enter into unfunded loan commitments. All or a portion of the loan commitments may be unfunded. The Funds are obligated to fund these loan commitments at the Borrower’s discretion. Therefore, the Funds must have funds sufficient to cover their contractual obligation. Unfunded loan commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of year end, the unfunded loan commitments are categorized as Level 2 within the disclosure hierarchy. As of October 31, 2023, the Funds had unfunded loan commitments as follows (amounts in thousands):
Short Sales. Certain of the funds may enter into short sales transactions. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statements of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and, if any, appear as dividends and interest on shorts on the statements of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.
The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statements of assets and liabilities and securities segregated as collateral are footnoted in the schedules of investments. The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees would be included as short sale fees on the statements of operations.
Swap Agreements. Certain of the Funds invested in swap agreements during the period. Swap agreements are negotiated agreements between a fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A fund may enter into credit default, currency, interest rate, or total return swap agreements to manage its exposure to credit, currency, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Unfunded Loan Commitment Net Unrealized Gain/(Loss)
Diversified Income Fund $ 39 $ —
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2023

Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors.
OTC swaps are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models.
Changes in value are recorded as unrealized gain or loss which is included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities.
Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.
Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.
Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.
The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.
Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a fund would add leverage to its portfolio because, in addition to its total net assets, a fund would be subject to investment exposure on the notional amount of the swap.
If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i)
pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
If a fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a fund will either (i)
receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2023

not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation).
For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of October 31, 2023 for which a fund is the seller of protection are disclosed in the footnotes to the schedules of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a fund for the same referenced entity or entities.
Currency swap agreements involve the commitment to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies.
Interest rate swaps involve the commitment to exchange fixed or floating rate cash flows based on changes in the value of a specific reference rate.
Certain collateral amounts relate to exchange cleared swaps which are not subject to Master Netting Agreements with counterparties.
To Be Announced Securities. The Funds may trade portfolio securities on a TBA or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.
Underlying Funds. The performance and risks of each Principal LifeTime Fund, Principal LifeTime Hybrid Fund, and SAM Portfolio (singly,
“a fund of funds” and collectively, “the funds of funds”) directly corresponds to the performance and risks of the Underlying Funds in which the fund of funds invests. By investing in many Underlying Funds, the funds of funds have partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.
An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.
The Manager is the advisor to the Fund, Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other asset allocation programs. The Manager is committed to minimizing the potential impact of underlying fund risk to the extent consistent with pursuing the investment objectives of the funds of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.
Shareholder reports for other series of the Fund, Principal Variable Contracts Funds, Inc., and Principal Exchange-Traded Funds can be found at
www.PrincipalAM.com.
As of October 31, 2023, series of the Fund, Principal Exchange-Traded Funds and Principal Variable Contracts Funds, Inc. owned the following percentages, in the aggregate, of the outstanding shares of the Funds listed below:
Total Percentage of
Outstanding Shares Owned
Total Percentage of
Outstanding Shares Owned
Core Fixed Income Fund 69.07 % LargeCap Value Fund III 74.03%
Diversified International Fund 77.70 MidCap Fund 2.62
Equity Income Fund 30.51 MidCap Growth Fund III 59.63
Finisterre Emerging Markets Total Return Bond Fund 40.32 MidCap S&P 400 Index Fund 48.30
Global Real Estate Securities Fund 0.63 MidCap Value Fund I 28.21
Government & High Quality Bond Fund 33.80 Overseas Fund 71.56
Government Money Market Fund 90.62 Principal Capital Appreciation Fund 37.34
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2023

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include the FNMA and the Federal Home
Loan Mortgage Corporation (“FHLMC”). The FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. The FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by the FNMA are guaranteed as to the timely payment of principal and interest by the FNMA, but are not backed by the full faith and credit of the U.S. Government. The FHLMC issues participation certificates, which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. The FHLMC guarantees the timely payment of interest and ultimate collection of principal, but participation certificates are not backed by the full faith and credit of the U.S. Government.
Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):
Total Percentage of
Outstanding Shares Owned
Total Percentage of
Outstanding Shares Owned
High Income Fund 31.18 % Real Estate Securities Fund 10.30%
High Yield Fund 16.32 Short-Term Income Fund 36.26
Inflation Protection Fund 43.94 SmallCap Growth Fund I 13.47
LargeCap Growth Fund I 19.68 SmallCap S&P 600 Index Fund 35.06
LargeCap S&P 500 Index Fund
52.23
SmallCap Value Fund II 25.94
Asset Derivatives October 31, 2023 Liability Derivatives October 31, 2023
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
Core Plus Bond Fund
Credit Contracts Receivables, Total distributable earnings (accumulated loss)
$ 227
*
Payables, Total distributable earnings (accumulated loss)
$ —
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 85
*
Payables, Total distributable earnings (accumulated loss)
$ 2,301
*
Total
$ 312
*
$ 2,301
*
Diversified Income Fund
Foreign Exchange Contracts Receivables
$ 118
Payables
$ 22
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 72
*
Payables, Total distributable earnings (accumulated loss)
$ —
Total
$ 190
*
$ 22
*
Finisterre Emerging Markets Total Return Bond Fund
Credit Contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 453
Foreign Exchange Contracts Receivables
$ 310
Payables
$ 211
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 1,324
*
Payables, Total distributable earnings (accumulated loss)
$ 2,267
*
Total
$ 1,634
*
$ 2,931
*
Government & High Quality Bond Fund
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 124
*
Payables, Total distributable earnings (accumulated loss)
$ 3,269
*
High Income Fund
Foreign Exchange Contracts Receivables
$ 72
Payables
$ —
High Yield Fund
Foreign Exchange Contracts Receivables
$ 87
Payables
$ 11
Inflation Protection Fund
Foreign Exchange Contracts Receivables
$ 4
Payables
$ —
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 1,412
*
Payables, Total distributable earnings (accumulated loss)
$ 2,000
*
Total
$ 1,416
*
$ 2,000
*
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2023

Asset Derivatives October 31, 2023 Liability Derivatives October 31, 2023
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
LargeCap Growth Fund I
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 1,645
*
LargeCap S&P 500 Index Fund
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 7,621
*
LargeCap Value Fund III
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 688
*
MidCap Growth Fund III
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 78
*
MidCap S&P 400 Index Fund
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 1,762
*
MidCap Value Fund I
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 412
*
Overseas Fund
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 388
*
Short-Term Income Fund
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 4,696
*
SmallCap Growth Fund I
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 1
*
Payables, Total distributable earnings (accumulated loss)
$ —
SmallCap S&P 600 Index Fund
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 715
*
SmallCap Value Fund II
Equity Contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 757
*
*
Includes cumulative unrealized appreciation/(depreciation) of exchange traded swaps and futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/(depreciation) not yet cash settled is shown in the statements of assets and liabilities as variation margin.
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
Core Plus Bond Fund
Credit Contracts
Swap agreements
$ (4,323) $ (111)
Interest Rate Contracts
Futures contracts
$ (5,069) $ (931)
Total $ (9,392) $ (1,042)
Diversified Income Fund
Foreign Exchange Contracts
Foreign currency contracts
$ (1,613) $ 165
Interest Rate Contracts
Futures contracts
$ (3,152) $ (146)
Total $ (4,765) $ 19
Finisterre Emerging Markets Total Return Bond Fund
Credit Contracts
Swap agreements
$ (4,718) $ 224
Foreign Exchange Contracts
Foreign currency contracts
$ (5,162) $ 508
Interest Rate Contracts
Futures contracts
$ (6,180) $ (77)
Swap agreements
$ 1,693 $ (592)
Total $ (14,367) $ 63
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2023

Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
Government & High Quality Bond Fund
Interest Rate Contracts
Futures contracts
$ (5,990) $ 814
High Income Fund
Credit Contracts
Swap agreements
$ 2,735 $ (1,340)
Foreign Exchange Contracts
Foreign currency contracts
$ 342 $ 72
Total $ 3,077 $ (1,268)
High Yield Fund
Foreign Exchange Contracts
Foreign currency contracts
$ 262 $ 173
Inflation Protection Fund
Foreign Exchange Contracts
Investment transactions/Investments*
$ (369) $ 105
Foreign currency contracts
$ (178) $ 126
Options and swaptions
$ 75 $ (36)
Interest Rate Contracts
Investment transactions/Investments*
$ (2,768) $ (1,073)
Futures contracts
$ 5,774 $ 930
Options and swaptions
$ 2,163 $ 1,520
Swap agreements
$ (2,269) $ (91)
Total $ 2,428 $ 1,481
LargeCap Growth Fund I
Equity Contracts
Futures contracts
$ 5,891 $ (6,152)
LargeCap S&P 500 Index Fund
Equity Contracts
Futures contracts
$ 4,819 $ (9,268)
LargeCap Value Fund III
Equity Contracts
Futures contracts
$ (584) $ (402)
MidCap Growth Fund III
Equity Contracts
Futures contracts
$ (566) $ (504)
MidCap S&P 400 Index Fund
Equity Contracts
Futures contracts
$ 3,064 $ (4,375)
MidCap Value Fund I
Equity Contracts
Futures contracts
$ 1,126 $ (2,145)
Overseas Fund
Equity Contracts
Futures contracts
$ 294 $ (583)
Short-Term Income Fund
Interest Rate Contracts
Futures contracts
$ (8,832) $ (4,696)
SmallCap Growth Fund I
Equity Contracts
Futures contracts
$ (831) $ (638)
SmallCap S&P 600 Index Fund
Equity Contracts
Futures contracts
$ (2,947) $ (2,369)
SmallCap Value Fund II
Equity Contracts
Futures contracts
$ (1,035) $ (1,295)
*Investment transactions includes purchased options and/or purchased swaptions.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2023

The following table includes a summary of the average quarterly outstanding notional by derivative instrument type for the year ended October
31, 2023 (amounts in thousands):
Contract Type Derivative Type Average Notional
Core Plus Bond Fund
Credit Contracts Exchange Cleared Credit Default Swaps - Buy Protection $ 40,550
Interest Rate Contracts Futures - Long 57,326
Futures - Short 2,831
Diversified Income Fund
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Accept 6,025
Foreign Currency Contracts - Contracts to Deliver 26,731
Interest Rate Contracts Futures - Long 66,450
Futures - Short 3,126
Finisterre Emerging Markets Total Return Bond Fund
Credit Contracts Credit Default Swaps - Buy Protection 42 ,000
Exchange Cleared Credit Default Swaps - Buy Protection 43,338
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Accept 45,562
Foreign Currency Contracts - Contracts to Deliver 105,901
Interest Rate Contracts Exchange Cleared Interest Rate Swaps – Pay Floating Rate 160,807
Exchange Cleared Interest Rate Swaps – Receive Floating Rate 71,375
Futures - Long 50,120
Futures - Short 6,328
Government & High Quality Bond Fund
Interest Rate Contracts Futures - Long 54,252
Futures - Short 24,112
High Income Fund
Credit Contracts Exchange Cleared Credit Default Swaps - Sell Protection 26,954
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Accept 144
Foreign Currency Contracts - Contracts to Deliver 8,929
High Yield Fund
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Deliver 10,664
Inflation Protection Fund
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Accept 5,861
Foreign Currency Contracts - Contracts to Deliver 6,910
Purchased Options 10,114
Written Options 10,114
Interest Rate Contracts Exchange Cleared Interest Rate Swaps - Pay Floating Rate 54,153
Exchange Cleared Interest Rate Swaps - Receive Floating Rate 121,915
Futures - Long 81,463
Futures - Short 137,766
Purchased Interest Rate Swaptions 265,794
Purchased Options 4,290
Written Interest Rate Swaptions 281,094
Written Options 4,712
LargeCap Growth Fund I
Equity Contracts Futures - Long 50,765
LargeCap S&P 500 Index Fund
Equity Contracts Futures - Long 129,493
LargeCap Value Fund III
Equity Contracts Futures - Long 12,969
MidCap Growth Fund III
Equity Contracts Futures - Long 5,885
MidCap S&P 400 Index Fund
Equity Contracts Futures - Long 30,625
MidCap Value Fund I
Equity Contracts Futures - Long 15,690
Overseas Fund
Equity Contracts Futures - Long 14,347
Short-Term Income Fund
Interest Rate Contracts Futures - Long 197,330
SmallCap Growth Fund I
Equity Contracts Futures - Long 4,528
SmallCap S&P 600 Index Fund
Equity Contracts Futures - Long 21,060
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2023

4. Fair Valuation
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the fund's own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
● Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and exchange-traded derivatives.
● Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds, OTC derivatives, exchange cleared derivatives, senior floating rate interests, repurchase agreements, and U.S. Government and Government Agency
Obligations.
● Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, convertible preferred stocks, corporate bonds, preferred stocks, or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds' own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as: yield to maturity, EBITDA multiples, discount rates, available cash, or direct offering price. Significant increases in yield to maturity, EBITDA multiples, available cash, or direct offering price would have resulted in significantly higher fair value measurements. A significant increase in discount rates would have resulted in a significantly lower fair value measurement.
Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
Contract Type Derivative Type Average Notional
SmallCap Value Fund II
Equity Contracts Futures - Long $ 7,416
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2023

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
For example, short-term securities held in Government Money Market Fund and Money Market Fund are valued using amortized cost, as permitted under Rule 2a-7 of the 1940 Act. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of October 31, 2023 in valuing the Funds' securities carried at fair value (amounts in thousands):
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
California Municipal Fund
Investment Companies* $ 49 $ — $ — $ 49
Municipal Bonds* — 573,861 — 573,861
Total investments in securities $ 49 $ 573,861 $ — $ 573,910
Core Fixed Income Fund
Bonds* — 5,228,485 — 5,228,485
Common Stocks
Industrial — — 20,193 20,193
Investment Companies* 178,530 — — 178,530
U.S. Government & Government Agency Obligations* — 4,231,278 — 4,231,278
Total investments in securities $ 178,530 $ 9,459,763 $ 20,193 $ 9,658,486
Core Plus Bond Fund
Bonds* — 336,820 9 336,829
Common Stocks
Consumer, Cyclical — 78 — 78
Energy — — 29 29
Financial — 1 — 1
Investment Companies* 13,511 — — 13,511
Preferred Stocks
Government — 3,379 — 3,379
Senior Floating Rate Interests* — 4,718 — 4,718
U.S. Government & Government Agency Obligations* — 228,216 — 228,216
Total investments in securities $ 13,511 $ 573,212 $ 38 $ 586,761
Derivative Assets
Credit Contracts
Exchange Cleared Credit Default Swaps** — 227 — 227
Interest Rate Contracts
Futures** 85 — — 85
Derivative Liabilities
Interest Rate Contracts
Futures** (2,301) — — (2,301)
Diversified Income Fund
Bonds* — 1,759,819 80,444 1,840,263
Common Stocks
Basic Materials — 1,184 41,855 43,039
Consumer, Cyclical — 14,985 — 14,985
Industrial — 7,422 5 7,427
Technology 217 523 — 740
Investment Companies* 203,582 — — 203,582
Preferred Stocks
Consumer, Non-cyclical — 898 — 898
Financial 16,560 3,300 — 19,860
Government — 676 — 676
Utilities 9,006 — — 9,006
Senior Floating Rate Interests* — 300,995 4,510 305,505
U.S. Government & Government Agency Obligations* — 217,523 — 217,523
Total investments in securities $ 229,365 $ 2,307,325 $ 126,814 $ 2,663,504
Derivative Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 118 — 118
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2023

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Diversified Income Fund (continued)
Interest Rate Contracts
Futures** $ 72 $ — $ — $ 72
Derivative Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (22) — (22)
Diversified International Fund
Common Stocks
Basic Materials 43,553 81,193 — 124,746
Communications 16,499 93,931 — 110,430
Consumer, Cyclical 197,308 563,355 — 760,663
Consumer, Non-cyclical 67,091 771,477 — 838,568
Energy 143,976 128,382 — 272,358
Financial 289,240 796,307 — 1,085,547
Industrial 112,524 550,387 — 662,911
Technology — 493,056 — 493,056
Utilities — 67,824 — 67,824
Investment Companies* 61,250 — — 61,250
Total investments in securities $ 931,441 $ 3,545,912 $ — $ 4,477,353
Equity Income Fund
Common Stocks* 7,692,020 — — 7,692,020
Investment Companies* 146,199 — — 146,199
Total investments in securities $ 7,838,219 $ — $ — $ 7,838,219
Finisterre Emerging Markets Total Return Bond Fund
Bonds* — 374,100 — 374,100
Convertible Bonds* — 965 — 965
Investment Companies* 56,782 — — 56,782
Total investments in securities $ 56,782 $ 375,065 $ — $ 431,847
Derivative Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 310 — 310
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 1,324 — 1,324
Derivative Liabilities
Credit Contracts
Credit Default Swaps — (453) — (453)
Foreign Exchange Contracts
Foreign Currency Contracts — (211) — (211)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (1,969) — (1,969)
Futures** (298) — — (298)
Global Emerging Markets Fund
Common Stocks
Basic Materials 1,247 3,747 — 4,994
Communications 5,746 24,884 — 30,630
Consumer, Cyclical 3,889 19,515 — 23,404
Consumer, Non-cyclical 3,401 21,956 — 25,357
Energy 2,495 9,462 — 11,957
Financial 6,747 34,681 — 41,428
Industrial 3,026 16,619 — 19,645
Technology 2,216 40,151 — 42,367
Utilities — 2,597 — 2,597
Investment Companies* 8,976 — — 8,976
Preferred Stocks
Consumer, Cyclical — 857 — 857
Energy 2,305 — — 2,305
Financial — 36 — 36
Total investments in securities $ 40,048 $ 174,505 $ — $ 214,553
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2023

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Global Real Estate Securities Fund
Common Stocks
Communications $ — $ 12,518 $ — $ 12,518
Consumer, Cyclical 8,189 — — 8,189
Financial 1,170,010 592,004 — 1,762,014
Industrial — 7,576 — 7,576
Investment Companies* 2 — — 2
Total investments in securities $ 1,178,201 $ 612,098 $ — $ 1,790,299
Government & High Quality Bond Fund
Bonds* — 100,592 — 100,592
Investment Companies* 3,773 — — 3,773
U.S. Government & Government Agency Obligations* — 588,835 — 588,835
Total investments in securities $ 3,773 $ 689,427 $ — $ 693,200
Derivative Assets
Interest Rate Contracts
Futures** 124 — — 124
Derivative Liabilities
Interest Rate Contracts
Futures** (3,269) — — (3,269)
Government Money Market Fund
Bonds* — 1,260,964 — 1,260,964
Investment Companies* 207,800 — — 207,800
Repurchase Agreements — 1,090,000 — 1,090,000
U.S. Government & Government Agency Obligations* — 228,267 — 228,267
Total investments in securities $ 207,800 $ 2,579,231 $ — $ 2,787,031
High Income Fund
Bonds* — 2,761,643 12,604 2,774,247
Common Stocks
Basic Materials — 943 2,000 2,943
Communications — — — —
Consumer, Cyclical — 3,654 — 3,654
Energy — — — —
Industrial — 6,839 5 6,844
Technology 178 — — 178
Utilities — — — —
Investment Companies* 153,568 — — 153,568
Preferred Stocks
Communications — — — —
Senior Floating Rate Interests* — 272,556 3,592 276,148
U.S. Government & Government Agency Obligations* — 32,072 — 32,072
Total investments in securities $ 153,746 $ 3,077,707 $ 18,201 $ 3,249,654
Derivative Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 72 — 72
High Yield Fund
Bonds* — 2,069,080 95 2,069,175
Common Stocks
Consumer, Cyclical — 1,345 — 1,345
Energy — — 1,087 1,087
Financial — 38 — 38
Convertible Bonds* — — — —
Investment Companies* 38,372 — — 38,372
Senior Floating Rate Interests* — 155,720 — 155,720
U.S. Government & Government Agency Obligations* — 29,780 — 29,780
Total investments in securities $ 38,372 $ 2,255,963 $ 1,182 $ 2,295,517
Derivative Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 87 — 87
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2023

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
High Yield Fund (continued)
Foreign Exchange Contracts (continued)
Derivative Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts $ — $ (11) $ — $ (11)
Inflation Protection Fund
Bonds* — 34,449 — 34,449
Investment Companies* 1,697 — — 1,697
U.S. Government & Government Agency Obligations* — 1,473,429 — 1,473,429
Purchased Options 36 — — 36
Purchased Interest Rate Swaptions — 553 — 553
Total investments in securities $ 1,733 $ 1,508,431 $ — $ 1,510,164
Derivative Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 4 — 4
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 505 — 505
Futures** 318 — — 318
Derivative Liabilities
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (226) — (226)
Futures** (17) — — (17)
Written Interest Rate Swaptions — (1,749) — (1,749)
Written Options (8) — — (8)
International Fund I
Common Stocks
Basic Materials — 8,051 — 8,051
Communications 9,039 11,303 — 20,342
Consumer, Cyclical 5,577 43,575 — 49,152
Consumer, Non-cyclical — 37,868 — 37,868
Energy 2,282 12,950 — 15,232
Financial 14,352 51,120 — 65,472
Industrial 3,817 31,320 — 35,137
Technology 5,263 32,676 — 37,939
Utilities — 5,147 — 5,147
Investment Companies* 3,808 — — 3,808
Total investments in securities $ 44,138 $ 234,010 $ — $ 278,148
LargeCap Growth Fund I
Common Stocks
Basic Materials 6,992 — — 6,992
Communications 1,963,321 — — 1,963,321
Consumer, Cyclical 620,826 — — 620,826
Consumer, Non-cyclical 2,286,507 — — 2,286,507
Energy 40,871 — — 40,871
Financial 853,618 — — 853,618
Industrial 395,404 — — 395,404
Technology 4,023,840 — 2,707 4,026,547
Utilities 617 — — 617
Convertible Preferred Stocks
Basic Materials — — 2,101 2,101
Consumer, Cyclical — — 2,205 2,205
Technology — — 5,914 5,914
Investment Companies* 306,121 — — 306,121
Total investments in securities $ 10,498,117 $ — $ 12,927 $ 10,511,044
Derivative Liabilities
Equity Contracts
Futures** (1,645) — — (1,645)
LargeCap S&P 500 Index Fund
Common Stocks* 5,965,741 — — 5,965,741
Investment Companies* 160,498 — — 160,498
Total investments in securities $ 6,126,239 $ — $ — $ 6,126,239
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2023

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
LargeCap S&P 500 Index Fund (continued)
Derivative Liabilities
Equity Contracts
Futures** $ (7,621) $ — $ — $ (7,621)
LargeCap Value Fund III
Common Stocks
Basic Materials 85,390 — — 85,390
Communications 127,688 — — 127,688
Consumer, Cyclical 227,984 — — 227,984
Consumer, Non-cyclical 570,208 — — 570,208
Energy 284,022 — — 284,022
Financial 575,519 — — 575,519
Industrial 268,869 — — 268,869
Technology 317,737 — — 317,737
Utilities 121,902 — — 121,902
Investment Companies* 65,535 — — 65,535
Total investments in securities $ 2,644,854 $ — $ — $ 2,644,854
Derivative Liabilities
Equity Contracts
Futures** (688) — — (688)
MidCap Fund
Common Stocks
Basic Materials 93,229 87 — 93,316
Communications 660,125 — — 660,125
Consumer, Cyclical 5,065,732 — — 5,065,732
Consumer, Non-cyclical 2,000,358 — — 2,000,358
Financial 4,659,512 — — 4,659,512
Industrial 2,926,734 — — 2,926,734
Technology 2,276,949 — — 2,276,949
Utilities 530,107 — — 530,107
Investment Companies* 183 — — 183
Total investments in securities $ 18,212,929 $ 87 $ — $ 18,213,016
MidCap Growth Fund
Common Stocks* 189,598 — — 189,598
Investment Companies* 4,345 — — 4,345
Total investments in securities $ 193,943 $ — $ — $ 193,943
MidCap Growth Fund III
Common Stocks* 1,057,504 — — 1,057,504
Investment Companies* 23,988 — — 23,988
Total investments in securities $ 1,081,492 $ — $ — $ 1,081,492
Derivative Liabilities
Equity Contracts
Futures** (78) — — (78)
MidCap S&P 400 Index Fund
Common Stocks* 1,173,843 — — 1,173,843
Investment Companies* 46,588 — — 46,588
Total investments in securities $ 1,220,431 $ — $ — $ 1,220,431
Derivative Liabilities
Equity Contracts
Futures** (1,762) — — (1,762)
MidCap Value Fund I
Common Stocks
Basic Materials 129,506 — — 129,506
Communications 57,075 — — 57,075
Consumer, Cyclical 535,775 — — 535,775
Consumer, Non-cyclical 584,345 — — 584,345
Energy 171,019 — — 171,019
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2023

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
MidCap Value Fund I (continued)
Common Stocks (continued)
Financial $ 716,568 $ — $ — $ 716,568
Industrial 687,863 — — 687,863
Technology 327,706 — — 327,706
Utilities 110,837 — — 110,837
Investment Companies* 102,693 — — 102,693
Total investments in securities $ 3,423,387 $ — $ — $ 3,423,387
Derivative Liabilities
Equity Contracts
Futures** (412) — — (412)
Money Market Fund
Bonds* — 41,382 — 41,382
Commercial Paper — 849,130 — 849,130
Investment Companies* 38,220 — — 38,220
Municipal Bonds* — 23,565 — 23,565
Repurchase Agreements — 45,000 — 45,000
Total investments in securities $ 38,220 $ 959,077 $ — $ 997,297
Overseas Fund
Common Stocks
Basic Materials — 155,916 — 155,916
Communications — 43,646 — 43,646
Consumer, Cyclical 23,675 210,699 — 234,374
Consumer, Non-cyclical 713 424,222 — 424,935
Diversified — 307 — 307
Energy 45,759 118,414 — 164,173
Financial 6,177 408,479 — 414,656
Industrial 11,711 382,658 — 394,369
Technology 112 96,658 — 96,770
Utilities — 117,320 — 117,320
Investment Companies* 64,543 — — 64,543
Preferred Stocks
Consumer, Cyclical — 9,954 — 9,954
Consumer, Non-cyclical — 24,397 — 24,397
Total investments in securities $ 152,690 $ 1,992,670 $ — $ 2,145,360
Derivative Liabilities
Equity Contracts
Futures** (388) — — (388)
Principal Capital Appreciation Fund
Common Stocks
Basic Materials 52,893 — — 52,893
Communications 489,908 — — 489,908
Consumer, Cyclical 352,613 — — 352,613
Consumer, Non-cyclical 591,006 — — 591,006
Energy 183,526 — — 183,526
Financial 517,637 — — 517,637
Industrial 283,909 14,401 — 298,310
Technology 841,482 — — 841,482
Utilities 106,018 — — 106,018
Investment Companies* 89,804 — — 89,804
Total investments in securities $ 3,508,796 $ 14,401 $ — $ 3,523,197
Principal LifeTime 2015 Fund
Investment Companies* 247,340 — — 247,340
Total investments in securities $ 247,340 $ — $ — $ 247,340
Principal LifeTime 2020 Fund
Investment Companies* 2,333,212 — — 2,333,212
Total investments in securities $ 2,333,212 $ — $ — $ 2,333,212
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2023

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal LifeTime 2025 Fund
Investment Companies* $ 1,475,124 $ — $ — $ 1,475,124
Total investments in securities $ 1,475,124 $ — $ — $ 1,475,124
Principal LifeTime 2030 Fund
Investment Companies* 4,884,895 — — 4,884,895
Total investments in securities $ 4,884,895 $ — $ — $ 4,884,895
Principal LifeTime 2035 Fund
Investment Companies* 1,649,846 — — 1,649,846
Total investments in securities $ 1,649,846 $ — $ — $ 1,649,846
Principal LifeTime 2040 Fund
Investment Companies* 3,927,043 — — 3,927,043
Total investments in securities $ 3,927,043 $ — $ — $ 3,927,043
Principal LifeTime 2045 Fund
Investment Companies* 1,314,956 — — 1,314,956
Total investments in securities $ 1,314,956 $ — $ — $ 1,314,956
Principal LifeTime 2050 Fund
Investment Companies* 2,664,702 — — 2,664,702
Total investments in securities $ 2,664,702 $ — $ — $ 2,664,702
Principal LifeTime 2055 Fund
Investment Companies* 840,420 — — 840,420
Total investments in securities $ 840,420 $ — $ — $ 840,420
Principal LifeTime 2060 Fund
Investment Companies* 804,233 — — 804,233
Total investments in securities $ 804,233 $ — $ — $ 804,233
Principal LifeTime 2065 Fund
Investment Companies* 140,943 — — 140,943
Total investments in securities $ 140,943 $ — $ — $ 140,943
Principal LifeTime 2070 Fund
Investment Companies* 9,114 — — 9,114
Total investments in securities $ 9,114 $ — $ — $ 9,114
Principal LifeTime Hybrid 2015 Fund
Investment Companies* 217,130 — — 217,130
Total investments in securities $ 217,130 $ — $ — $ 217,130
Principal LifeTime Hybrid 2020 Fund
Investment Companies* 450,406 — — 450,406
Total investments in securities $ 450,406 $ — $ — $ 450,406
Principal LifeTime Hybrid 2025 Fund
Investment Companies* 641,835 — — 641,835
Total investments in securities $ 641,835 $ — $ — $ 641,835
Principal LifeTime Hybrid 2030 Fund
Investment Companies* 645,502 — — 645,502
Total investments in securities $ 645,502 $ — $ — $ 645,502
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2023

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal LifeTime Hybrid 2035 Fund
Investment Companies* $ 487,559 $ — $ — $ 487,559
Total investments in securities $ 487,559 $ — $ — $ 487,559
Principal LifeTime Hybrid 2040 Fund
Investment Companies* 512,257 — — 512,257
Total investments in securities $ 512,257 $ — $ — $ 512,257
Principal LifeTime Hybrid 2045 Fund
Investment Companies* 329,922 — — 329,922
Total investments in securities $ 329,922 $ — $ — $ 329,922
Principal LifeTime Hybrid 2050 Fund
Investment Companies* 288,690 — — 288,690
Total investments in securities $ 288,690 $ — $ — $ 288,690
Principal LifeTime Hybrid 2055 Fund
Investment Companies* 166,764 — — 166,764
Total investments in securities $ 166,764 $ — $ — $ 166,764
Principal LifeTime Hybrid 2060 Fund
Investment Companies* 81,848 — — 81,848
Total investments in securities $ 81,848 $ — $ — $ 81,848
Principal LifeTime Hybrid 2065 Fund
Investment Companies* 23,397 — — 23,397
Total investments in securities $ 23,397 $ — $ — $ 23,397
Principal LifeTime Hybrid 2070 Fund
Investment Companies* 678 — — 678
Total investments in securities $ 678 $ — $ — $ 678
Principal LifeTime Hybrid Income Fund
Investment Companies* 104,571 — — 104,571
Total investments in securities $ 104,571 $ — $ — $ 104,571
Principal LifeTime Strategic Income Fund
Investment Companies* 764,864 — — 764,864
Total investments in securities $ 764,864 $ — $ — $ 764,864
Real Estate Securities Fund
Common Stocks* 5,071,408 — — 5,071,408
Investment Companies* 127,008 — — 127,008
Total investments in securities $ 5,198,416 $ — $ — $ 5,198,416
SAM Balanced Portfolio
Investment Companies* 3,996,200 — — 3,996,200
Total investments in securities $ 3,996,200 $ — $ — $ 3,996,200
SAM Conservative Balanced Portfolio
Investment Companies* 1,619,104 — — 1,619,104
Total investments in securities $ 1,619,104 $ — $ — $ 1,619,104
SAM Conservative Growth Portfolio
Investment Companies* 2,704,144 — — 2,704,144
Total investments in securities $ 2,704,144 $ — $ — $ 2,704,144
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2023

Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
SAM Flexible Income Portfolio
Investment Companies* $ 2,257,337 $ — $ — $ 2,257,337
Total investments in securities $ 2,257,337 $ — $ — $ 2,257,337
SAM Strategic Growth Portfolio
Investment Companies* 1,853,159 — — 1,853,159
Total investments in securities $ 1,853,159 $ — $ — $ 1,853,159
Short-Term Income Fund
Bonds* — 2,598,820 — 2,598,820
Investment Companies* 87,229 — — 87,229
U.S. Government & Government Agency Obligations* — 160,184 — 160,184
Total investments in securities $ 87,229 $ 2,759,004 $ — $ 2,846,233
Derivative Liabilities
Interest Rate Contracts
Futures** (4,696) — — (4,696)
SmallCap Fund
Common Stocks* 1,034,509 — — 1,034,509
Investment Companies* 28,833 — — 28,833
Total investments in securities $ 1,063,342 $ — $ — $ 1,063,342
SmallCap Growth Fund I
Common Stocks
Basic Materials 51,828 — — 51,828
Communications 55,207 — — 55,207
Consumer, Cyclical 229,200 — — 229,200
Consumer, Non-cyclical 605,111 — 1 605,112
Energy 113,913 — — 113,913
Financial 144,653 — — 144,653
Industrial 362,091 — — 362,091
Technology 375,027 — — 375,027
Utilities 4,192 — — 4,192
Investment Companies* 95,128 — — 95,128
Total investments in securities $ 2,036,350 $ — $ 1 $ 2,036,351
Derivative Assets
Equity Contracts
Futures** 1 — — 1
SmallCap S&P 600 Index Fund
Common Stocks
Basic Materials 43,137 — — 43,137
Communications 39,916 — — 39,916
Consumer, Cyclical 160,609 — — 160,609
Consumer, Non-cyclical 183,463 — — 183,463
Energy 57,751 — — 57,751
Financial 255,606 — — 255,606
Industrial 176,710 — — 176,710
Technology 82,943 — — 82,943
Utilities 19,647 — — 19,647
Investment Companies* 25,300 — — 25,300
Total investments in securities $ 1,045,082 $ — $ — $ 1,045,082
Derivative Liabilities
Equity Contracts
Futures** (715) — — (715)
SmallCap Value Fund II
Common Stocks
Basic Materials 57,227 — — 57,227
Communications 19,510 — — 19,510
Consumer, Cyclical 159,376 — — 159,376
Consumer, Non-cyclical 111,526 — 6 111,532
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2023

*For additional detail regarding sector and/or sub-industry classifications, please see the schedules of investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
Certain detailed information is provided for those Funds with significant investments in Level 3 securities. Significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows (amounts in thousands):
*Unobservable inputs were weighted by the relative fair value of the instruments
**During the year, the valuation technique for High Ridge Brands - Escrow changed from Liquidation Analysis driven by a Discount Rate to the Expected Recovery of the escrow shares.
***During the year, the valuation technique for Artic Canadian Diamond Co Ltd changed from Enterprise Valuation Model driven by EBITDA Multiples to
Liquidation Analysis driven by a Discount Rate.
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
SmallCap Value Fund II (continued)
Common Stocks (continued)
Energy $ 106,097 $ — $ — $ 106,097
Financial 355,192 — — 355,192
Government 89 — — 89
Industrial 187,282 — — 187,282
Technology 61,735 — — 61,735
Utilities 36,109 — — 36,109
Investment Companies* 91,186 — — 91,186
Total investments in securities $ 1,185,329 $ — $ 6 $ 1,185,335
Derivative Liabilities
Equity Contracts
Futures** (757) — — (757)
Tax-Exempt Bond Fund
Investment Companies* 441 — — 441
Municipal Bonds* — 554,208 — 554,208
Total investments in securities $ 441 $ 554,208 $ — $ 554,649
Fund Asset Type
Fair Value as of
October 31, 2023 Valuation Technique Unobservable Input
Input Valuations
(weighted average)*
Impact to valuation
if input had
increased
Diversified Income Fund
Bonds $ 80,444 Yield Analysis Yield to Maturity 13.4% – 15.4% (14.8)% Increase
— Litigation Settlement Proceeds Expected Recovery** $0.01 Decrease
Common Stocks 39,343 Enterprise Valuation Model EBITDA Multiples 3.6 – 7.0x (4.7x) Increase
Discounted Cash Flow Discount Rate 14.9% – 17.8% (15.9)% Decrease
2,512 Liquidation Analysis Discount Rate*** 20.0% Decrease
5 Market Quotations Broker Quote $ 0.10 Increase
Senior Floating Rate Interests 4,510 Precedent Transaction Analysis Direct Offering Price $ 100.00 Increase
Total $ 126,814
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2023

The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts in thousands):
*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by a pricing service
**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service
At the end of the year, there were no other Funds which had a significant Level 3 balance. During the year, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.
5. Management Agreement and Transactions with Affiliates
Management Services. The Funds have agreed to pay management and investment advisory fees to the Manager computed at an annual percentage rate of each of the Funds' average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The management and investment advisory fees schedule for the SAM Portfolios is .35% of aggregate net assets up to $3 billion, .30% of the next $4 billion of aggregate net assets, .25% of the next $4 billion of aggregate net assets, .20% of the next $4 billion of aggregate net assets, and .18% of aggregate net assets over $15 billion. The Principal LifeTime Funds and
Principal LifeTime Hybrid Funds do not pay management and investment advisory fees. The annual rates used in this calculation for each of the other Funds are as follows:
Fund
Value as
of October
31, 2022
Realized
Gain/
(Loss)
Accrued
Discounts/
Premiums
and Change
in Unrealized
Gain/ (Loss) Purchases
Proceeds
from Sales
Transfers
into Level 3*
Transfers Out of
Level 3**
Value as of
October 31,
2023
Net Change
in Unrealized
Appreciation/
(Depreciation) on
Investments held at
October 31, 2023
Diversified Income Fund
Bonds $ 97,585 $ — $ (587) $ 1,751 $ (18,305) $ — $ — $ 80,444 $ (376)
Common Stock 49,418 40 682 — (195) — (8,085) 41,860 533
Senior Floating Rate Interests 6,885 — (9) 5,193 (7,559) — — 4,510 (9)
Total
$ 153,888 $ 40 $ 86 6,944 $ (26,059) $ — $ (8,085) $ 126,814 $ 148
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Over $1.5
billion
California Municipal Fund .40% .38% .36% .35%
Finisterre Emerging Markets Total Return Bond Fund
.75 .74 .73 .72
Government & High Quality Bond Fund .49 .47 .45 .44
MidCap Growth Fund .65 .63 .61 .60
MidCap Growth Fund III (Effective January 1, 2023) .82 .80 .78 .77
MidCap Growth Fund III (Prior to January 1, 2023) .87 .85 .83 .82
SmallCap Fund .75 .73 .71 .70
Tax-Exempt Bond Fund .40 .38 .36 .35
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2023

Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Over $3
billion
Core Plus Bond Fund (Effective March 1, 2023)
.49% .47% .45% .44% .42% .39%
Core Plus Bond Fund (Prior to March 1, 2023)
.55 .53 .51 .50 .48 .45
Diversified Income Fund (Effective March 1, 2023)
.69 .67 .65 .64 .63 .62
Diversified Income Fund (Prior to March 1, 2023)
.73 .71 .69 .68 .67 .66
Global Emerging Markets Fund (Effective January 1, 2023)
.99 .97 .95 .94 .93 .92
Global Emerging Markets Fund (Prior to January 1, 2023)
1.05 1.03 1.01 1.00 .99 .98
Global Real Estate Securities Fund
.90 .88 .86 .85 .84 .83
High Income Fund
.65 .63 .61 .60 .59 .58
Inflation Protection Fund
.40 .38 .36 .35 .34 .33
International Fund I
.65 .63 .61 .60 .59 .58
LargeCap Value Fund III
.80 .78 .76 .75 .73 .70
MidCap Value Fund I
.68 .66 .64 .63 .62 .61
Money Market Fund
.40 .39 .38 .37 .36 .35
Overseas Fund (Effective January 1, 2023)
.93 .91 .89 .88 .87 .86
Overseas Fund (Prior to January 1, 2023)
.97 .95 .93 .92 .91 .90
SmallCap Growth Fund I
.88 .86 .84 .83 .82 .81
SmallCap Value Fund II
.95 .93 .91 .90 .89 .88
Net Assets of Fund
First $1
billion
Next $3
billion
Next $3
billion
Next $3
billion
Over $10
billion
Core Fixed Income Fund
.39% .38% .37% .36% .34%
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Next $7
billion
Over $10
billion
Diversified International Fund
.80% .78% .76% .75% .73% .70% .69%
Net Assets of Fund
First $250
million
Next $250
million
Next $6.5
billion
Next $3
billion
Next $2
billion
Next $3
billion
Over $15
billion
Equity Income Fund (Effective January 1, 2023)
.60% .55% .50% .49% .48% .46% .44%
Equity Income Fund (Prior to January 1, 2023)
.60 .55 .50 .49 .48 .48 .48
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Next $9
billion
Over $12
billion
LargeCap Growth Fund I
.66% .64% .62% .61% .60% .59% .58%
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Next $9.5
billion
Next $2.5
billion
Next $3
billion
Next $4
billion
Next $3
billion
Over $25
billion
MidCap Fund
.65% .63% .61% .60% .59% .58% .57% .56% .55% .53% .51%
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Next $2
billion
Next $2
billion
Next $3
billion
Over $10
billion
Real Estate Securities Fund
(Effective January 1, 2023)
.85% .83% .81% .80% .79% .78% .77% .76% .75%
Real Estate Securities Fund
(Prior to January 1, 2023)
.85 .83 .81 .80 .79 .78 .77 .77 .77
Net Assets of Fund
First $250
million
Over $250
million
High Yield Fund
.625% .50%
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2023

In addition to the management fee, R-1, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .07%, .03%, and .01% for R-1, R-3, R-4, and R-5, respectively. Class
A, Class C, and Institutional shares of the Funds pay Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager)
for transfer agent services. Class J shares pay the Transfer Agent a fee for the services provided in an amount that includes a profit.
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period.  The expenses borne by the Manager are subject to reimbursement by the Funds through the fiscal year end, provided no reimbursement will be made if it would result in the Funds exceeding the total operating expense limits. Any amounts outstanding at the end of the year are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities. The operating expense limits are as follows:
Net Assets of Fund
First $3
billion
Next $3
billion
Over $6
billion
LargeCap S&P 500 Index Fund (Effective January 1, 2023)
.15% .13% .10%
LargeCap S&P 500 Index Fund (Prior to January 1, 2023)
.15 .14 .13
Net Assets of Fund
First $2
billion
Next $2
billion
Over $4
billion
Short-Term Income Fund (Effective January 1, 2023)
.38% .36% .33%
Net Assets of Fund
First $1
billion
Next $4
billion
Over $5
billion
Short-Term Income Fund (Prior to January 1, 2023)
.40% .38% .35%
Net Assets of Fund
First
$500 million
Next
$500 million
Over
$1 billion
Principal Capital Appreciation Fund .625% .50% .375%
All Net Assets
Government Money Market Fund .15%
MidCap S&P 400 Index Fund .15
SmallCap S&P 600 Index Fund .15
Period from November 1, 2022 through October 31, 2023
Class A Class C Class J Institutional Expiration
California Municipal Fund N/A N/A N/A .46% February 29, 2024
Core Fixed Income Fund N/A N/A N/A .46 February 29, 2024
Core Plus Bond Fund .84% N/A N/A .56 February 29, 2024
Diversified Income Fund N/A N/A N/A .68 February 29, 2024
Diversified International Fund N/A N/A N/A .85 February 29, 2024
Equity Income Fund N/A N/A N/A .52 February 29, 2024
Finisterre Emerging Markets Total Return Bond Fund N/A N/A N/A .85 February 29, 2024
Global Emerging Markets Fund 1.45* N/A 1.30%* 1.10* February 29, 2024
Global Real Estate Securities Fund N/A N/A N/A .94 February 29, 2024
Government & High Quality Bond Fund N/A N/A N/A .53 February 29, 2024
Government Money Market Fund N/A N/A N/A .20** February 29, 2024
High Yield Fund N/A N/A N/A .61 February 29, 2024
Inflation Protection Fund N/A N/A .85
N/A
February 28, 2023
International Fund I N/A N/A N/A .79 February 29, 2024
LargeCap S&P 500 Index Fund
N/A 1.30%^^
N/A
N/A
February 29, 2024
MidCap Growth Fund
N/A N/A
N/A
.75
February 29, 2024
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2023

* Prior to January 1, 2023, the contractual expense limits were 1.55%, 1.37%, and 1.20% for Class A, Class J, and Institutional shares, respectively.
** Prior to December 12, 2022, the contractual expense limit was .15%.
*** Contractual expense limit expired February 28, 2023.
^ From March 1, 2023 (date operations commenced) to October 31, 2023.
^^ Class C shares discontinued operations and converted to Class A shares on May 19, 2023.
^ From March 1, 2023 (date operations commenced) to October 31, 2023.
In addition, the Manager has contractually agreed to limit R-6 expenses other than management and investment advisory fees and distribution fees and, if necessary, pay expenses normally payable by the Funds, excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses. The limits are expressed as a percentage of average daily net assets attributable to R-6 shares on an annualized basis during the reporting period. The limits are as follows:
Period from November 1, 2022 through October 31, 2023
Class A Class C Class J Institutional Expiration
MidCap Value Fund I
1.15*** N/A
N/A
.69
February 29, 2024
Money Market Fund
.50 N/A
N/A
N/A
February 29, 2024
Principal LifeTime 2030 Fund
.38
N/A N/A
N/A
February 28, 2023
Principal LifeTime 2040 Fund .38 N/A N/A
N/A
February 29, 2024
Principal LifeTime 2050 Fund .38 N/A N/A
N/A
February 29, 2024
Principal LifeTime 2060 Fund N/A N/A .38
N/A
February 29, 2024
Principal LifeTime 2065 Fund N/A N/A N/A
.08
February 28, 2023
Principal LifeTime 2070 Fund N/A N/A .30^
.05^
February 28, 2025
Principal LifeTime Hybrid 2015 Fund
N/A
N/A
.30*** .05
February 29, 2024
Principal LifeTime Hybrid 2020 Fund
N/A
N/A
N/A .05
February 29, 2024
Principal LifeTime Hybrid 2025 Fund N/A N/A N/A .05 February 29, 2024
Principal LifeTime Hybrid 2030 Fund N/A N/A N/A .05 February 29, 2024
Principal LifeTime Hybrid 2035 Fund N/A N/A N/A .05 February 29, 2024
Principal LifeTime Hybrid 2040 Fund N/A N/A N/A .05 February 29, 2024
Principal LifeTime Hybrid 2045 Fund N/A N/A .30*** .05 February 29, 2024
Principal LifeTime Hybrid 2050 Fund N/A N/A .30*** .05 February 29, 2024
Principal LifeTime Hybrid 2055 Fund N/A N/A .30 .05 February 29, 2024
Principal LifeTime Hybrid 2060 Fund N/A N/A .30 .05 February 29, 2024
Principal LifeTime Hybrid 2065 Fund N/A N/A .30 .05 February 29, 2024
Principal LifeTime Hybrid 2070 Fund N/A N/A .30^ .05^ February 28, 2025
Principal LifeTime Hybrid Income Fund N/A N/A .30*** .05 February 29, 2024
Principal LifeTime Strategic Income Fund .38 N/A N/A N/A February 29, 2024
Real Estate Securities Fund N/A N/A N/A .86 February 29, 2024
Short-Term Income Fund
N/A
N/A N/A
.43
February 28, 2023
SmallCap Fund
N/A
N/A N/A
.85
February 29, 2024
SmallCap S&P 600 Index Fund N/A
N/A
N/A
.21
February 29, 2024
SmallCap Value Fund II N/A
N/A
1.30***
.96
February 29, 2024
Tax-Exempt Bond Fund N/A
1.60*** N/A .45
February 29, 2024
Period from November 1, 2022 through October 31, 2023
R-1 R-3 R-4 R-5 Expiration
Government & High Quality Bond Fund 1.29% .98% .79% .67% February 29, 2024
Principal LifeTime 2065 Fund .93 .62 .43 .31
February 28, 2023
Principal LifeTime 2070 Fund .93^ .62^ .43^ .31^
February 28, 2025
Short-Term Income Fund N/A N/A .79 N/A
February 28, 2023
Period from November 1, 2022 through October 31, 2023
R-6 Expiration
Diversified Income Fund .02%
February 29, 2024
Diversified International Fund .04
February 28, 2023
Global Emerging Markets Fund .04
February 29, 2024
Government Money Market Fund .00* February 29, 2024
International Fund I .04
February 29, 2024
MidCap Fund .02
February 28, 2023
Principal LifeTime Hybrid 2015 Fund .02
February 29, 2024
Principal LifeTime Hybrid 2020 Fund .02
February 29, 2024
Principal LifeTime Hybrid 2025 Fund .02
February 29, 2024
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2023

* From December 12, 2022 (date operations commenced) to October 31, 2023.
^ From March 1, 2023 (date operations commenced) to October 31, 2023.
In addition, the Manager has contractually agreed to waive certain of the Funds' management and investment advisory fees. The expense waiver will reduce the Funds' management and investment advisory fees. The waivers are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The waivers are as follows:
^Prior to January 1, 2023, the contractual expense reduction was 0.035%
The Manager has also voluntarily agreed to limit Government Money Market Fund’s and Money Market Fund’s expenses for all classes of shares to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.
With respect to Government Money Market Fund, the Manager has contractually agreed to reduce the fund’s management fees through February
29, 2024. The fee waiver will reduce the fund’s management fees in an amount equal to all acquired fund fees and expenses.
Distribution Fees. The Class A, Class C, Class J, R-1, R-3, and R-4 shares of the Funds bear distribution fees, except for Class A shares of
Money Market Fund, which are not subject to distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc. (“the Distributor”) (an affiliate of the Manager), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .15%, .35%, .25%, and .10% for Class A, Class C, Class J, R-1, R-3, and R-4 classes of shares, respectively, except the following classes of shares:
The Distributor has voluntarily agreed to limit the distribution fees (expressed as a percent of average net assets on an annualized basis) attributable to Class J shares (with the exception of Money Market Fund). The limit will maintain the level of distribution fees not to exceed .13% for Class
J shares. The voluntary expense limit may be terminated at any time.
The Distributor has contractually agreed to limit Money Market Fund’s distribution fees attributable to Class J shares. This waiver will reduce the distribution fees by .15%. The expense limit expires February 29, 2024.
Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Distributor and are settled periodically.
Period from November 1, 2022 through October 31, 2023
R-6 Expiration
Principal LifeTime Hybrid 2030 Fund .02
February 29, 2024
Principal LifeTime Hybrid 2035 Fund .02
February 29, 2024
Principal LifeTime Hybrid 2040 Fund .02
February 29, 2024
Principal LifeTime Hybrid 2045 Fund .02
February 29, 2024
Principal LifeTime Hybrid 2050 Fund .02
February 29, 2024
Principal LifeTime Hybrid 2055 Fund .02
February 29, 2024
Principal LifeTime Hybrid 2060 Fund .02
February 29, 2024
Principal LifeTime Hybrid 2065 Fund .02
February 29, 2024
Principal LifeTime Hybrid 2070 Fund .02^
February 28, 2025
Principal LifeTime Hybrid Income Fund .02
February 29, 2024
SmallCap Fund .02
February 29, 2024
SmallCap Growth Fund I .01
February 29, 2024
SmallCap Value Fund II .02
February 28, 2023
Expiration
Core Plus Bond Fund .060%
February 28, 2023
Diversified Income Fund .040
February 28, 2023
High Income Fund .015
February 29, 2024
LargeCap Growth Fund I .016
February 29, 2024
LargeCap Value Fund III .065
February 29, 2024
MidCap Growth Fund III .020
February 29, 2024
MidCap Value Fund I .020 February 29, 2024
Overseas Fund .020^ February 29, 2024
SmallCap Growth Fund I .020 February 29, 2024
SmallCap Value Fund II .020 February 29, 2024
Government & High Quality Bond Fund Class A .15%
LargeCap S&P 500 Index Fund Class A .15
Short-Term Income Fund Class A .15
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2023

Chief Compliance Officer Expenses. The Funds pay certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated among the registered investment companies managed by the Manager based on the relative net assets of each fund and is shown on the statements of operations.
Sales Charges. The Distributor receives proceeds of any contingent deferred sales charge (“CDSC”) on certain Class A, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% (.25% for LargeCap S&P 500 Index Fund) of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is
1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00%
of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The Distributor also retains sales charges on sales of Class A shares based on declining rates which begin at 1.50% for LargeCap S&P 500 Index Fund, 2.25% for Core Fixed Income Fund,
Government & High Quality Bond Fund, and Short-Term Income Fund, 3.75% for California Municipal Fund, Core Plus Bond Fund, Diversified
Income Fund, Finisterre Emerging Markets Total Return Bond Fund, High Yield Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030
Fund, Principal LifeTime Strategic Income Fund, SAM Flexible Income Portfolio, and Tax-Exempt Bond Fund, and 5.50% for all other Funds
(except Money Market Fund which does not carry a sales charge). The aggregate amounts of these charges retained by the Distributor for the year ended October 31, 2023, were as follows (amounts in thousands):
Class A Class C Class J
California Municipal Fund $ 24 $ 2 $ N/A
Core Fixed Income Fund 36 1 7
Core Plus Bond Fund 25 N/A 2
Diversified Income Fund 76 3 N/A
Diversified International Fund 71 N/A 2
Equity Income Fund 181 7 3
Global Emerging Markets Fund 42 N/A 1
Global Real Estate Securities Fund 9 N/A N/A
Government & High Quality Bond Fund 25 N/A 1
High Yield Fund 35 4 N/A
Inflation Protection Fund N/A N/A 4
LargeCap Growth Fund I 112 N/A 8
LargeCap S&P 500 Index Fund 177 2 41
LargeCap Value Fund III N/A N/A —
MidCap Fund 206 1 5
MidCap Growth Fund N/A N/A 3
MidCap Growth Fund III N/A N/A —
MidCap S&P 400 Index Fund N/A N/A 8
MidCap Value Fund I 51 N/A 4
Money Market Fund 35 N/A 190
Principal Capital Appreciation Fund 142 — N/A
Principal LifeTime 2020 Fund 36 N/A 19
Principal LifeTime 2030 Fund 178 N/A 10
Principal LifeTime 2040 Fund 219 N/A 17
Principal LifeTime 2050 Fund 327 N/A 5
Principal LifeTime 2060 Fund N/A N/A 1
Principal LifeTime 2070 Fund N/A N/A —
Principal LifeTime Hybrid 2015 Fund N/A N/A 57
Principal LifeTime Hybrid 2020 Fund N/A N/A 96
Principal LifeTime Hybrid 2025 Fund N/A N/A 207
Principal LifeTime Hybrid 2030 Fund N/A N/A 151
Principal LifeTime Hybrid 2035 Fund N/A N/A 99
Principal LifeTime Hybrid 2040 Fund N/A N/A 116
Principal LifeTime Hybrid 2045 Fund N/A N/A 68
Principal LifeTime Hybrid 2050 Fund N/A N/A 74
Principal LifeTime Hybrid 2055 Fund N/A N/A 33
Principal LifeTime Hybrid 2060 Fund N/A N/A 21
Principal LifeTime Hybrid 2065 Fund N/A N/A 7
Principal LifeTime Hybrid 2070 Fund N/A N/A —
Principal LifeTime Hybrid Income Fund N/A N/A 38
Principal LifeTime Strategic Income Fund 4 N/A 14
Real Estate Securities Fund 47 2 6
SAM Balanced Portfolio 573 10 290
SAM Conservative Balanced Portfolio 230 4 214
SAM Conservative Growth Portfolio 546 8 111
SAM Flexible Income Portfolio 262 10 171
SAM Strategic Growth Portfolio 494 9 56
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2023

Class C shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), 8 years after purchase.
Affiliated Ownership. At October 31, 2023, collective investment trusts sponsored by Principal Global Investors Trust Company (an affiliate of the Manager), the Manager, and benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows (amounts in thousands):
Class A Class C Class J
Short-Term Income Fund $ 193 $ 2 $ 6
SmallCap Fund 89 — 1
SmallCap Growth Fund I N/A N/A 2
SmallCap S&P 600 Index Fund N/A N/A 7
SmallCap Value Fund II N/A N/A —
Tax-Exempt Bond Fund 24 1 N/A
Class J Institutional R-1 R-3 R-4 R-5 R-6
Core Fixed Income Fund – 119 – – – – 179,527
Core Plus Bond Fund – 186 – – – – N/A
Diversified Income Fund N/A 56 N/A N/A N/A N/A 385
Diversified International Fund – 522 – – – – 827
Equity Income Fund – 56,362 – – – – N/A
Finisterre Emerging Markets Total Return Bond Fund N/A 71 N/A N/A N/A N/A N/A
Global Emerging Markets Fund – 145 – – – – –
Global Real Estate Securities Fund N/A 698 N/A – – – 6,922
Government & High Quality Bond Fund – 28 – – – – N/A
Government Money Market Fund N/A 10 N/A N/A N/A N/A 8,451
High Income Fund N/A 275,491 N/A N/A N/A N/A N/A
High Yield Fund N/A 633 N/A N/A N/A N/A 16,616
Inflation Protection Fund – 98,767 – – – – N/A
International Fund I N/A – – – – – 11,571
LargeCap Growth Fund I – – – – – – 264,556
LargeCap S&P 500 Index Fund – 1,317 – – – – N/A
LargeCap Value Fund III – 23,593 – – – – N/A
MidCap Fund – 546 – – – – –
MidCap Growth Fund – 141 – – – – N/A
MidCap Growth Fund III – 36,242 – – – – N/A
MidCap Value Fund I – – – – – – 71,743
Overseas Fund N/A 39,681 N/A 2 – N/A N/A
Principal Capital Appreciation Fund N/A 8,470 – – – – N/A
Principal LifeTime 2015 Fund N/A 22,265 – – – – N/A
Principal LifeTime 2020 Fund – 109,357 – – – – N/A
Principal LifeTime 2025 Fund N/A 108,375 – – – – N/A
Principal LifeTime 2030 Fund – 239,888 – – – – N/A
Principal LifeTime 2035 Fund N/A 110,319 – – – – N/A
Principal LifeTime 2040 Fund – 175,790 – – – – N/A
Principal LifeTime 2045 Fund N/A 77,902 – – – – N/A
Principal LifeTime 2050 Fund – 125,170 – – – – N/A
Principal LifeTime 2055 Fund N/A 45,127 – – – – N/A
Principal LifeTime 2060 Fund – 43,835 – – – – N/A
Principal LifeTime 2065 Fund N/A 9,442 – – – – N/A
Principal LifeTime 2070 Fund 1 794 1 1 1 1 N/A
Principal LifeTime Hybrid 2030 Fund – 45 N/A N/A N/A N/A –
Principal LifeTime Hybrid 2040 Fund – 51 N/A N/A N/A N/A –
Principal LifeTime Hybrid 2050 Fund – 5 N/A N/A N/A N/A –
Principal LifeTime Hybrid 2070 Fund 1 1 N/A N/A N/A N/A 1
Principal LifeTime Strategic Income Fund – 39,634 – – – – N/A
Real Estate Securities Fund – 233 – – – 304 15,336
SAM Balanced Portfolio – 39,108 – – – – N/A
SAM Conservative Balanced Portfolio – 13,928 – – – – N/A
SAM Conservative Growth Portfolio – 20,910 – – – – N/A
SAM Flexible Income Portfolio – 10,388 – – – – N/A
SAM Strategic Growth Portfolio – 13,790 – – – – N/A
Short-Term Income Fund – 26,648 – – – – N/A
SmallCap Fund – 211 – – – – 475
SmallCap Growth Fund I – – – – – – 69,005
SmallCap Value Fund II – 179 – – – – 47,276
Tax-Exempt Bond Fund N/A 44 N/A N/A N/A N/A N/A
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2023

Affiliated Brokerage Commissions. With respect to Diversified Income Fund, $14,000 of brokerage commission was paid to SAMI Brokerage
LLC, a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial
Group during the year ended October 31, 2023 .
Other Transactions. During the year ended October 31, 2023, SmallCap Growth Fund received a one-time reimbursement of $1,196,000 from an affiliate, which is included in realized gain (loss) from investment transactions in the statements of operations, related to an operating event.
6. Capital Share Transactions
The conversion of R-1 shares into R-3 shares for the year ended October 31, 2023 (amounts in thousands).
The conversion of Institutional shares into R-6 shares for the period ended October 31, 2023 (amounts in thousands).
The conversion of Class C shares into Class A shares for the year ended October 31, 2023 (amounts in thousands).
7. Investment Transactions
For the year ended October 31, 2023, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments, return of capital, and U.S. government securities) by the Funds were as follows (amounts in thousands):
R-1 Shares
Redeemed
R-1 Dollars
Redeemed
R-3 Shares
Sold
R-3 Dollars
Sold
Overseas Fund 2 $ 21 2 $ 21
Institutional Shares
Redeemed
Institutional Dollars
Redeemed
R-6 Shares
Sold
R-6 Dollars
Sold
Government Money Market Fund 3,033,658 $ 3,033,658 3,033,658 $ 3,033,658
Class C Shares
Redeemed
Class C Dollars
Redeemed
Class A Shares
Sold
Class A
Dollars Sold
Core Fixed Income Fund 1,893 $ 16,109 1,906 $ 16,109
LargeCap S&P 500 Index Fund 2,102 42,989 2,033 42,989
Principal Capital Appreciation Fund 659 21,979 380 21,979
SmallCap Fund 925 17,327 765 17,327
Purchases Sales
Covers on Securities
Sold Short Securities Sold Short
California Municipal Fund $ 176,876 $ 172,902 $ — $ —
Core Fixed Income Fund 1,301,778 745,594 — —
Core Plus Bond Fund 695,677 681,571 — —
Diversified Income Fund 1,916,838 2,390,126 — —
Diversified International Fund 2,077,738 1,940,013 — —
Equity Income Fund 1,180,109 2,419,167 — —
Finisterre Emerging Markets Total Return Bond Fund 537,088 518,561 — —
Global Emerging Markets Fund 70,594 80,397 — —
Global Real Estate Securities Fund 511,541 788,735 — —
Government & High Quality Bond Fund 457,153 584,223 — —
Government Money Market Fund — — — —
High Income Fund 1,165,437 1,055,953 — —
High Yield Fund 691,320 522,427 — —
Inflation Protection Fund 850,006 817,236 159,102 159,191
International Fund I 197,758 217,732 — —
LargeCap Growth Fund I 2,703,402 3,460,477 — —
LargeCap S&P 500 Index Fund 399,655 348,663 — —
LargeCap Value Fund III 1,199,023 1,207,406 — —
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2023

For the year ended October 31, 2023, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows (amounts in thousands):
Purchases Sales
Covers on Securities
Sold Short Securities Sold Short
MidCap Fund $ 1,924,994 $ 3,479,208 $ — $ —
MidCap Growth Fund 404,233 430,675 — —
MidCap Growth Fund III 571,841 626,442 — —
MidCap S&P 400 Index Fund 270,532 259,530 — —
MidCap Value Fund I 1,831,003 1,912,235 — —
Money Market Fund — — — —
Overseas Fund 1,362,076 1,257,327 — —
Principal Capital Appreciation Fund 1,693,189 1,587,133 — —
Principal LifeTime 2015 Fund 38,790 61,660 — —
Principal LifeTime 2020 Fund 253,406 554,553 — —
Principal LifeTime 2025 Fund 224,169 265,713 — —
Principal LifeTime 2030 Fund 580,345 706,930 — —
Principal LifeTime 2035 Fund 329,257 204,050 — —
Principal LifeTime 2040 Fund 562,078 505,031 — —
Principal LifeTime 2045 Fund 270,190 150,092 — —
Principal LifeTime 2050 Fund 404,702 290,009 — —
Principal LifeTime 2055 Fund 201,708 84,612 — —
Principal LifeTime 2060 Fund 207,491 82,390 — —
Principal LifeTime 2065 Fund 61,710 16,998 — —
Principal LifeTime 2070 Fund 11,877 2,196 — —
Principal LifeTime Hybrid 2015 Fund 88,146 31,184 — —
Principal LifeTime Hybrid 2020 Fund 97,082 83,785 — —
Principal LifeTime Hybrid 2025 Fund 200,024 74,920 — —
Principal LifeTime Hybrid 2030 Fund 193,307 69,683 — —
Principal LifeTime Hybrid 2035 Fund 145,007 60,627 — —
Principal LifeTime Hybrid 2040 Fund 170,855 50,398 — —
Principal LifeTime Hybrid 2045 Fund 101,002 32,916 — —
Principal LifeTime Hybrid 2050 Fund 87,214 22,517 — —
Principal LifeTime Hybrid 2055 Fund 63,042 10,619 — —
Principal LifeTime Hybrid 2060 Fund 35,730 5,217 — —
Principal LifeTime Hybrid 2065 Fund 13,260 3,140 — —
Principal LifeTime Hybrid 2070 Fund 960 248 — —
Principal LifeTime Hybrid Income Fund 38,302 20,834 — —
Principal LifeTime Strategic Income Fund 66,291 122,986 — —
Real Estate Securities Fund 884,900 942,368 — —
SAM Balanced Portfolio 1,077,111 1,175,178 — —
SAM Conservative Balanced Portfolio 426,374 427,263 — —
SAM Conservative Growth Portfolio 716,071 832,025 — —
SAM Flexible Income Portfolio 505,326 677,164 — —
SAM Strategic Growth Portfolio 517,305 544,705 — —
Short-Term Income Fund 617,162 852,126 — —
SmallCap Fund 340,780 394,505 — —
SmallCap Growth Fund I 1,103,192 1,138,992 — —
SmallCap S&P 600 Index Fund 310,730 323,255 — —
SmallCap Value Fund II 842,634 735,985 — —
Tax-Exempt Bond Fund 210,976 276,468 — —
Purchases Sales
Core Fixed Income Fund $ 520,930 $ 201,540
Core Plus Bond Fund 263,585 293,052
Diversified Income Fund 223,313 192,367
Government & High Quality Bond Fund 413,347 390,315
High Yield Fund 72,688 86,775
Inflation Protection Fund 832,774 986,650
Short-Term Income Fund 465,990 657,193
7. Investment Transactions (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2023

8. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the years ended October 31, 2023 and October 31,
2022 were as follows (amounts in thousands):
Ordinary Income Tax Exempt Income*
Long-Term Capital
Gain^ Return of Capital Section 1250 Gain**
2023 2022 2023 2022 2023 2022 2023 2022 2023 2022
California Municipal Fund $ 2 $ 85 $ 16,585 $ 15,674 $ — $ — $ — $ — $ — $ —
Core Fixed Income Fund 325,014 258,022 — — — — — — — —
Core Plus Bond Fund 18,585 17,351 — — — 4,507 — — — —
Diversified Income Fund 174,426 178,610 — — — — — 1,6 70 — —
Diversified International Fund 47,311 222,498 — — — 516,197 — — — —
Equity Income Fund 210,060 237,066 — — 342,218 340,547 — — — —
Finisterre Emerging Markets Total Return Bond Fund 27,579 38,390 — — — — — — — —
Global Emerging Markets Fund 2,789 3,571 — — — 16,435 — — — —
Global Real Estate Securities Fund 24,691 73,178 — — — 4,119 — — — 7,941
Government & High Quality Bond Fund 18,171 18,236 — — — — — — — —
Government Money Market Fund 153,834 29,419 — — — — — — — —
High Income Fund 230,586 186,071 — — — — — — — —
High Yield Fund 139,190 134,215 — — — — — — — —
Inflation Protection Fund 94,099 70,197 — — — 34,043 — — — —
International Fund I 8,890 8,614 — — — 36,220 — — — —
LargeCap Growth Fund I — 121,022 — — 970,970 1,379,492 — — — —
LargeCap S&P 500 Index Fund 77,780 99,433 — — 74,917 691,436 — — — —
LargeCap Value Fund III 45,101 97,310 — — 209,975 206,314 — — — —
MidCap Fund — 62,421 — — 566,463 1,767,408 — — — —
MidCap Growth Fund — 21,589 — — — 35,429 — — — —
MidCap Growth Fund III — 39,328 — — 21,268 203,601 — — — —
MidCap S&P 400 Index Fund 16,794 38,192 — — 70,017 74,015 — — — —
MidCap Value Fund I 53,384 140,147 — — 199,791 171,145 — — — —
Money Market Fund 43,023 5,958 — — — — — — — —
Overseas Fund 48,156 183,397 — — 102,177 — — — — —
Principal Capital Appreciation Fund 27,304 63,447 — — — 175,561 — — — —
Principal LifeTime 2015 Fund 7,146 10,375 — — 12,973 17,892 — — — —
Principal LifeTime 2020 Fund 65,991 99,384 — — 173,493 218,144 — — — —
Principal LifeTime 2025 Fund 39,475 52,135 — — 76,395 81,785 — — — —
Principal LifeTime 2030 Fund 108,528 171,242 — — 360,785 364,064 — — — —
Principal LifeTime 2035 Fund 26,546 51,550 — — 83,657 66,718 — — — —
Principal LifeTime 2040 Fund 57,674 139,524 — — 253,536 263,932 — — — —
Principal LifeTime 2045 Fund 15,892 44,827 — — 82,086 43,104 — — — —
Principal LifeTime 2050 Fund 30,894 95,458 — — 190,538 140,429 — — — —
Principal LifeTime 2055 Fund 9,021 25,153 — — 49,901 19,116 — — — —
Principal LifeTime 2060 Fund 8,705 22,440 — — 45,739 14,257 — — — —
Principal LifeTime 2065 Fund 1,221 2,735 — — 5,104 584 — — — —
Principal LifeTime Hybrid 2015 Fund 3,704 3,695 — — 5,048 4,286 — — — —
Principal LifeTime Hybrid 2020 Fund 10,039 13,171 — — 19,874 14,728 — — — —
Principal LifeTime Hybrid 2025 Fund 11,371 13,326 — — 23,346 12,688 — — — —
Principal LifeTime Hybrid 2030 Fund 9,385 14,308 — — 31,518 14,341 — — — —
Principal LifeTime Hybrid 2035 Fund 6,494 10,402 — — 25,925 9,808 — — — —
Principal LifeTime Hybrid 2040 Fund 6,127 10,576 — — 27,572 8,606 — — — —
Principal LifeTime Hybrid 2045 Fund 3,752 6,507 — — 19,714 5,344 — — — —
Principal LifeTime Hybrid 2050 Fund 3,183 5,319 — — 16,575 4,204 — — — —
Principal LifeTime Hybrid 2055 Fund 1,662 2,482 — — 8,236 1,816 — — — —
Principal LifeTime Hybrid 2060 Fund 761 978 — — 3,217 564 — — — —
Principal LifeTime Hybrid 2065 Fund 197 247 — — 740 7 — — — —
Principal LifeTime Hybrid Income Fund 1,991 2,254 — — 2,590 2,465 — — — —
Principal LifeTime Strategic Income Fund 9,063 13,438 — — 7,839 18,825 — — — —
Real Estate Securities Fund 133,125 106,810 — — 53,259 192,760 20,905 — — 32,081
SAM Balanced Portfolio 71,683 122,357 — — 248,600 362,571 — — — —
SAM Conservative Balanced Portfolio 35,761 48,178 — — 40,332 89,557 — — — —
SAM Conservative Growth Portfolio 32,900 65,499 — — 268,808 214,098 — — — —
SAM Flexible Income Portfolio 58,259 88,251 — — — 100,549 — 831 — —
SAM Strategic Growth Portfolio 14,622 35,415 — — 145,696 134,646 — — — —
Short-Term Income Fund 93,821 55,243 — — — 21,032 — — — —
SmallCap Fund 1,601 20,454 — — — 82,471 — — — —
SmallCap Growth Fund I — 100,120 — — 18,193 302,264 — — — —
SmallCap S&P 600 Index Fund 14,621 34,913 — — 100,547 85,615 — — — —
SmallCap Value Fund II 30,276 143,418 — — 85,431 45,873 — — — —

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2023

*The Funds designate these distributions as exempt interest per Internal Revenue Code (“IRC”) Sec. 852(b)(5).
^ The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a
15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).
**Unrecaptured Section 1250 gains are gains from the sale of depreciable property that are subject to a maximum tax rate of 25%.
Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of October 31, 2023, the components of total distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
Ordinary Income Tax Exempt Income*
Long-Term Capital
Gain^ Return of Capital Section 1250 Gain**
2023 2022 2023 2022 2023 2022 2023 2022 2023 2022
Tax-Exempt Bond Fund $ 111 $ 58 $ 18,510 $ 18,636 $ — $ — $ — $ — $ — $ —
Undistributed
Ordinary
Income
Undistributed
Tax-Exempt
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
California Municipal Fund $ — $ 371 $ — $ (37,657) $ (41,231) $ — $ (78,517)
Core Fixed Income Fund 2,654 — — (106,113) (1,952,953) 471 (2,055,941)
Core Plus Bond Fund 637 — — (76,260) (69,527) (325) (145,475)
Diversified Income Fund 6,055 — — (1,009,292) (298,301) (13,701) (1,315,239)
Diversified International Fund 116,792 — — (196,448) 84,325 — 4,669
Equity Income Fund 8,409 — 61,348 — 3,042,553 — 3,112,310
Finisterre Emerging Markets Total Return
Bond Fund 1,026 — — (124,245) (18,211) (1,131) (142,561)
Global Emerging Markets Fund 4,377 — — (14,715) (499) — (10,837)
Global Real Estate Securities Fund 40,721 — — (95,354) (57,160) — (111,793)
Government & High Quality Bond Fund 419 — — (189,115) (111,940) (5) (300,641)
High Income Fund 4,396 — — (454,859) (364,425) (3,592) (818,480)
High Yield Fund 1,73 4 — — (260,024) (284,039) (8,742) (551,07 1 )
Inflation Protection Fund 49,068 — — (50,449) (215,328) (268) (216,977)
International Fund I 8,524 — — (28,110) (1,557) — (21,143)
LargeCap Growth Fund I 10,796 — 682,997 — 2,650,870 — 3,344,663
LargeCap S&P 500 Index Fund 71,358 — 186,816 — 3,185,009 — 3,443,183
LargeCap Value Fund III 41,325 — 40,767 — 35,271 — 117,363
MidCap Fund — — 526,238 (17,415) 7,737,660 — 8,246,483
MidCap Growth Fund — — — (23,262) (11,301) — (34,563)
MidCap Growth Fund III — — 86,309 (1,230) 29,296 — 114,375
MidCap S&P 400 Index Fund 14,844 — 32,017 — 141,109 — 187,970
MidCap Value Fund I 40,265 — 121,849 — (93,086) — 69,028
Overseas Fund 98,685 — 43,392 — (94,864) — 47,213
Principal Capital Appreciation Fund 25,836 — — (79,714) 1,191,845 — 1,137,967
Principal LifeTime 2015 Fund 4,687 — 4,221 — 673 — 9,581
Principal LifeTime 2020 Fund 40,553 — 53,505 — (23,005) — 71,053
Principal LifeTime 2025 Fund 22,646 — 24,636 — 11,982 — 59,264
Principal LifeTime 2030 Fund 71,560 — 90,332 — 11,180 — 173,072
Principal LifeTime 2035 Fund 17,642 — 35,076 — 24,245 — 76,963
Principal LifeTime 2040 Fund 30,649 — 101,455 — 275,467 — 407,571
Principal LifeTime 2045 Fund 6,431 — 35,634 — 36,928 — 78,993
Principal LifeTime 2050 Fund 8,402 — 79,397 — 195,500 — 283,299
Principal LifeTime 2055 Fund 2,578 — 23,200 — (4,575) — 21,203
Principal LifeTime 2060 Fund 2,510 — 21,885 — (27,636) — (3,241)
Principal LifeTime 2065 Fund 382 — 3,102 — (12,037) — (8,553)
Principal LifeTime 2070 Fund 13 — — — (570) — (557)
Principal LifeTime Hybrid 2015 Fund 1,543 — 1,010 — (16,482) — (13,929)
Principal LifeTime Hybrid 2020 Fund 2,885 — 2,274 — (34,794) — (29,635)
Principal LifeTime Hybrid 2025 Fund 2,965 — 4,785 — (51,958) — (44,208)
Principal LifeTime Hybrid 2030 Fund 1,529 — 5,179 — (47,618) — (40,910)
Principal LifeTime Hybrid 2035 Fund 1,008 — 4,737 — (32,968) — (27,223)
Principal LifeTime Hybrid 2040 Fund 701 — 5,478 — (23,966) — (17,787)
Principal LifeTime Hybrid 2045 Fund 310 — 3,939 — (15,088) — (10,839)
Principal LifeTime Hybrid 2050 Fund 94 — 3,645 — (10,806) — (7,067)
Principal LifeTime Hybrid 2055 Fund 26 — 1,945 — (8,208) — (6,237)
Principal LifeTime Hybrid 2060 Fund 12 — 885 — (4,410) — (3,513)
Principal LifeTime Hybrid 2065 Fund 3 — 223 — (1,772) — (1,546)
8. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2023

Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. As of October 31, 2023, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):
* In accordance with IRC Sections 381-384, a portion of the losses have been subject to a $644,000 annual limitation.
All of these capital losses were generated in taxable years beginning after the enactment date of the Regulated Investment Company
Modernization Act of 2010 on December 22, 2010, and will be carried forward with no expiration and with the character of the loss retained.
For the year ended October 31, 2023, the Funds utilized capital loss carryforwards as follows (amounts in thousands):
Undistributed
Ordinary
Income
Undistributed
Tax-Exempt
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
Principal LifeTime Hybrid 2070 Fund $ — $ — $ — $ — $ (35) $ — $ (35)
Principal LifeTime Hybrid Income Fund 842 — 466 — (13,146) — (11,838)
Principal LifeTime Strategic Income Fund 11,340 — — (657) (80,114) — (69,431)
Real Estate Securities Fund — — — (83,722) 141,781 — 58,059
SAM Balanced Portfolio 4,392 — — (3,161) 248,546 — 249,777
SAM Conservative Balanced Portfolio 2,407 — — (24,763) (10,520) — (32,876)
SAM Conservative Growth Portfolio 11,980 — — (21,119) 354,446 — 345,307
SAM Flexible Income Portfolio 217 — — (77,439) (150,711) — (227,933)
SAM Strategic Growth Portfolio 330 — 6,633 — 241,074 — 248,037
Short-Term Income Fund 843 — — (56,074) (141,322) — (196,553)
SmallCap Fund 10,800 — 24,023 — (67,243) — (32,420)
SmallCap Growth Fund I — — — (31,139) (136,369) — (167,508)
SmallCap S&P 600 Index Fund 13,097 — 35,167 — 69,717 — 117,981
SmallCap Value Fund II 32,153 — 5,655 — (88,548) — (50,740)
Tax-Exempt Bond Fund — 793 — (62,643) (40,969) (285) (103,104)
* Represents book-to-tax accounting differences.
Short-Term Long-Term Total
California Municipal Fund $ 21,340 $ 16,317 $ 37,657
Core Fixed Income Fund 41,363 64,750 106,113
Core Plus Bond Fund 28,412 47,848 76,260
Diversified Income Fund 295,234 714,058 1,009,292
Diversified International Fund 194,151 2,297 196,448 *
Finisterre Emerging Markets Total Return Bond Fund 63,492 60,753 124,245
Global Emerging Markets Fund 7,458 7,257 14,715
Global Real Estate Securities Fund 11,684 83,670 95,354
Government & High Quality Bond Fund 71,499 117,616 189,115
High Income Fund 75,522 379,337 454,859
High Yield Fund 20,070 239,954 260,024
Inflation Protection Fund 11,142 39,307 50,449
International Fund I 28,110 — 28,110
MidCap Growth Fund 22,677 — 22,677
Principal Capital Appreciation Fund 79,714 — 79,714
Principal LifeTime Strategic Income Fund 17 640 657
Real Estate Securities Fund 44,522 39,200 83,722
SAM Balanced Portfolio 3,161 — 3,161
SAM Conservative Balanced Portfolio 5,398 19,365 24,763
SAM Conservative Growth Portfolio 12,509 8,610 21,119
SAM Flexible Income Portfolio 15,223 62,216 77,439
Short-Term Income Fund 18,612 37,462 56,074
SmallCap Growth Fund I 27,932 598 28,530
Tax-Exempt Bond Fund 29,882 32,761 62,643
Short-Term
Utilized
Long-Term
Utilized
Core Fixed Income Fund $ 37 $ —
Diversified International Fund — 53
MidCap Growth Fund 3,422 —
8. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2023

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain ordinary losses which occur during the portion of the fund’s taxable year subsequent to
December 31. As of October 31, 2023, the Funds intend to defer late-year ordinary losses as follows (amounts in thousands):.
Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying statements of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended October 31, 2023, the Funds recorded reclassifications as follows (amounts in thousands):
Short-Term
Utilized
Long-Term
Utilized
Principal Capital Appreciation Fund 3,511 —
SmallCap Fund 423 —
Late Year
Ordinary
Loss
MidCap Fund $ 17,415
MidCap Growth Fund 585
MidCap Growth Fund III 1,230
SmallCap Growth Fund I 2,609
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Diversified Income Fund $ 475 $ (475)
Equity Income Fund (20,100) 20,100
Global Real Estate Securities Fund (1,250) 1,250
LargeCap Growth Fund I (67,333) 67,333
LargeCap S&P 500 Index Fund (23,323) 23,323
LargeCap Value Fund III (12,215) 12,215
MidCap Fund (32,226) 32,226
MidCap Growth Fund 873 (873)
MidCap Growth Fund III (1,730) 1,730
MidCap S&P 400 Index Fund (7,039) 7,039
MidCap Value Fund I (18,611) 18,611
Overseas Fund (14,363) 14,363
Principal LifeTime 2015 Fund (1,357) 1,357
Principal LifeTime 2020 Fund (11,516) 11,516
Principal LifeTime 2025 Fund (4,889) 4,889
Principal LifeTime 2030 Fund (13,723) 13,723
Principal LifeTime 2035 Fund (3,366) 3,366
Principal LifeTime 2040 Fund (9,516) 9,516
Principal LifeTime 2045 Fund (2,982) 2,982
Principal LifeTime 2050 Fund (6,208) 6,208
Principal LifeTime 2055 Fund (1,884) 1,884
Principal LifeTime 2060 Fund (1,697) 1,697
Principal LifeTime 2065 Fund (374) 374
Principal LifeTime Hybrid 2015 Fund (399) 399
Principal LifeTime Hybrid 2020 Fund (1,001) 1,001
Principal LifeTime Hybrid 2025 Fund (1,172) 1,172
Principal LifeTime Hybrid 2030 Fund (1,087) 1,087
Principal LifeTime Hybrid 2035 Fund (792) 792
Principal LifeTime Hybrid 2040 Fund (845) 845
Principal LifeTime Hybrid 2045 Fund (580) 580
Principal LifeTime Hybrid 2050 Fund (450) 450
Principal LifeTime Hybrid 2055 Fund (192) 192
Principal LifeTime Hybrid 2060 Fund (98) 98
Principal LifeTime Hybrid 2065 Fund (33) 33
Principal LifeTime Hybrid Income Fund (229) 229
Principal LifeTime Strategic Income Fund (729) 729
Real Estate Securities Fund (3,705) 3,705
SAM Balanced Portfolio (3) 3
SAM Conservative Balanced Portfolio (2) 2
SAM Strategic Growth Portfolio (3,079) 3,079
8. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2023

Federal Income Tax Basis. As of October 31, 2023, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
SmallCap Fund $ (6,092) $ 6,092
SmallCap Growth Fund I 2,633 (2,633)
SmallCap S&P 600 Index Fund (7,022) 7,022
SmallCap Value Fund II (5,635) 5,635
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
California Municipal Fund $ 1,022 $ (42,253) $ (41,231) $ 615,141
Core Fixed Income Fund 4,443 (1,957,396) (1,952,953) 11,611,439
Core Plus Bond Fund 1,198 (70,725) (69,527) 654,299
Diversified Income Fund 40,501 (338,701) (298,200) 2,961,872
Diversified International Fund 450,157 (363,134) 87,023 4,390,330
Equity Income Fund 3,354,748 (312,195) 3,042,553 4,795,666
Finisterre Emerging Markets Total Return Bond Fund 9,497 (27,772) (18,275) 448,825
Global Emerging Markets Fund 28,249 (27,830) 419 214,134
Global Real Estate Securities Fund 227,961 (284,993) (57,032) 1,847,331
Government & High Quality Bond Fund 5,493 (117,433) (111,940) 801,995
Government Money Market Fund — — — 2,787,031
High Income Fund 15,407 (379,832) (364,425) 3,614,151
High Yield Fund 5,115 (289,362) (284,247) 2,579,840
Inflation Protection Fund 1,417 (216,743) (215,326) 1,724,317
International Fund I 32,188 (33,687) (1,499) 279,647
LargeCap Growth Fund I 3,455,785 (804,916) 2,650,869 7,858,530
LargeCap S&P 500 Index Fund 3,442,073 (257,064) 3,185,009 2,933,609
LargeCap Value Fund III 299,414 (264,143) 35,271 2,608,895
MidCap Fund 8,353,808 (616,148) 7,737,660 10,475,356
MidCap Growth Fund 8,979 (20,280) (11,301) 205,244
MidCap Growth Fund III 164,528 (135,232) 29,296 1,052,118
MidCap S&P 400 Index Fund 287,168 (146,059) 141,109 1,077,560
MidCap Value Fund I 306,054 (399,140) (93,086) 3,516,061
Money Market Fund — — — 997,297
Overseas Fund 165,370 (260,073) (94,703) 2,239,675
Principal Capital Appreciation Fund 1,334,129 (142,282) 1,191,847 2,331,350
Principal LifeTime 2015 Fund 33,296 (32,623) 673 246,667
Principal LifeTime 2020 Fund 307,387 (330,392) (23,005) 2,356,217
Principal LifeTime 2025 Fund 201,782 (189,800) 11,982 1,463,142
Principal LifeTime 2030 Fund 671,910 (660,730) 11,180 4,873,715
Principal LifeTime 2035 Fund 203,146 (178,901) 24,245 1,625,601
Principal LifeTime 2040 Fund 633,435 (357,968) 275,467 3,651,576
Principal LifeTime 2045 Fund 161,744 (124,816) 36,928 1,278,028
Principal LifeTime 2050 Fund 421,359 (225,859) 195,500 2,469,202
Principal LifeTime 2055 Fund 74,373 (78,948) (4,575) 844,995
Principal LifeTime 2060 Fund 50,781 (78,417) (27,636) 831,869
Principal LifeTime 2065 Fund 4,913 (16,950) (12,037) 152,980
Principal LifeTime 2070 Fund 11 (581) (570) 9,684
Principal LifeTime Hybrid 2015 Fund 7,943 (24,425) (16,482) 233,612
Principal LifeTime Hybrid 2020 Fund 28,404 (63,198) (34,794) 485,200
Principal LifeTime Hybrid 2025 Fund 27,074 (79,032) (51,958) 693,793
Principal LifeTime Hybrid 2030 Fund 34,636 (82,254) (47,618) 693,120
Principal LifeTime Hybrid 2035 Fund 24,394 (57,362) (32,968) 520,527
Principal LifeTime Hybrid 2040 Fund 28,443 (52,409) (23,966) 536,223
Principal LifeTime Hybrid 2045 Fund 17,028 (32,116) (15,088) 345,010
Principal LifeTime Hybrid 2050 Fund 15,816 (26,622) (10,806) 299,496
Principal LifeTime Hybrid 2055 Fund 6,554 (14,762) (8,208) 174,972
Principal LifeTime Hybrid 2060 Fund 2,650 (7,060) (4,410) 86,258
Principal LifeTime Hybrid 2065 Fund 502 (2,274) (1,772) 25,169
Principal LifeTime Hybrid 2070 Fund 3 (38) (35) 713
Principal LifeTime Hybrid Income Fund 2,912 (16,058) (13,146) 117,717
Principal LifeTime Strategic Income Fund 48,464 (128,578) (80,114) 844,978
Real Estate Securities Fund 886,959 (745,179) 141,780 5,056,636
SAM Balanced Portfolio 566,995 (318,449) 248,546 3,747,654
SAM Conservative Balanced Portfolio 145,454 (155,974) (10,520) 1,629,624
SAM Conservative Growth Portfolio 517,530 (163,084) 354,446 2,349,698
8. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2023

9. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements.  There were no items requiring adjustment of the financial statements or additional disclosure.
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
SAM Flexible Income Portfolio $ 88,377 $ (239,088) $ (150,711) $ 2,408,048
SAM Strategic Growth Portfolio 323,229 (82,155) 241,074 1,612,085
Short-Term Income Fund 1,030 (142,352) (141,322) 2,982,859
SmallCap Fund 164,131 (231,374) (67,243) 1,130,585
SmallCap Growth Fund I 264,798 (401,167) (136,369) 2,172,721
SmallCap S&P 600 Index Fund 278,315 (208,598) 69,717 974,650
SmallCap Value Fund II 105,491 (194,039) (88,548) 1,273,126
Tax-Exempt Bond Fund 1,126 (42,095) (40,969) 595,618
8. Federal Tax Information (continued)

Schedule of Investments
California Municipal Fund
October 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 0.01% Shares Held Value (000's)
Exchange-Traded Funds - 0.01%
Invesco California AMT-Free Municipal Bond ETF 500 $ 11
iShares California Muni Bond ETF 702 38
$ 49
TOTAL INVESTMENT COMPANIES $ 49
MUNICIPAL BONDS - 102.78%
Principal
Amount (000's) Value (000's)
California - 98.35%
Abag Finance Authority for Nonprofit Corps
5.00%, 08/01/2043 $ 1,500 $ 1,487
Alameda Community Improvement Commission
Successor Agency (credit support from Build
America Mutual Assurance Corp )
5.00%, 09/01/2031
(a)
1,000 1,009
Alameda Corridor Transportation Authority
0.00%, 10/01/2047
(b)
1,750 811
5.00%, 10/01/2035 5,270 5,230
Alameda Unified School District-Alameda County/
CA
5.00%, 08/01/2032 1,795 1,834
Beverly Hills Unified School District CA
3.00%, 08/01/2044 2,040 1,463
California Community Choice Financing Authority
4.00%, 08/01/2030 1,500 1,427
4.00%, 08/01/2031 1,245 1,165
4.00%, 02/01/2052
(c)
5,000 4,630
4.00%, 10/01/2052
(c)
6,115 5,905
5.00%, 02/01/2054
(c)
5,000 4,981
California County Tobacco Securitization Agency
4.00%, 06/01/2049 1,500 1,220
California Educational Facilities Authority
5.00%, 10/01/2036 1,000 1,014
5.00%, 05/01/2045 3,000 3,144
5.00%, 10/01/2045 1,000 1,005
California Health Facilities Financing Authority
5.00%, 08/15/2031 2,700 2,776
5.00%, 08/15/2034 2,000 2,046
5.00%, 02/01/2035 2,000 2,015
5.00%, 06/01/2041
(c)
10,000 10,580
5.00%, 11/15/2046
(d)
4,500 4,603
5.00%, 11/15/2048 2,785 2,742
California Housing Finance Agency
3.50%, 11/20/2035 9,134 7,905
4.25%, 01/15/2035 8,413 7,795
California Housing Finance Agency (credit support
from Federal Home Loan Mortgage Corporation
Collateral )
3.75%, 03/25/2035
(a)
2,620 2,394
California Infrastructure & Economic Development
Bank
3.65%, 01/01/2050
(c),(e)
4,300 4,276
5.00%, 08/01/2036 2,250 2,355
5.00%, 08/01/2037 1,000 1,038
5.00%, 08/01/2038 1,175 1,213
5.00%, 08/01/2039 1,130 1,162
8.00%, 01/01/2050
(c),(e)
9,000 9,028
California Municipal Finance Authority
2.40%, 10/01/2044
(c)
4,000 3,447
4.00%, 07/15/2029 11,700 10,937
4.00%, 10/01/2039 2,150 1,846
4.00%, 10/01/2046 1,930 1,496
4.38%, 09/01/2053
(c)
1,700 1,611
5.00%, 05/15/2033 1,000 1,025
5.00%, 05/15/2034 1,000 1,022
5.00%, 12/31/2034 7,550 7,612
5.00%, 12/31/2036 8,000 7,936
5.00%, 05/15/2038 2,000 2,002
5.00%, 10/01/2044 1,000 961
5.25%, 11/01/2036 2,100 1,977
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
California Municipal Finance Authority (credit
support from Build America Mutual Assurance
Corp )
4.00%, 05/15/2046
(a)
$ 2,000 $ 1,619
5.00%, 05/15/2031
(a)
400 414
5.00%, 05/15/2043
(a)
600 596
5.00%, 05/15/2044
(a)
5,000 4,943
California Municipal Finance Authority (credit
support from Build America Mutual Assurance Corp
- Transfer Custodial Receipt )
5.00%, 05/15/2031
(a)
10,000 10,376
California Pollution Control Financing Authority
3.00%, 11/01/2025 11,380 10,934
3.25%, 12/01/2027
(c)
2,000 1,983
3.38%, 07/01/2025 2,000 1,946
4.30%, 07/01/2040 3,600 3,379
5.00%, 07/01/2029
(e)
1,000 1,019
5.00%, 07/01/2029
(e)
1,000 1,026
5.00%, 07/01/2030
(e)
2,000 2,001
5.00%, 07/01/2030
(e)
565 580
5.00%, 07/01/2031
(e)
1,000 1,027
5.00%, 07/01/2037
(e)
11,000 10,765
5.00%, 07/01/2039
(e)
8,250 8,117
5.00%, 11/21/2045
(e)
2,250 2,132
California Public Finance Authority
5.00%, 11/15/2036
(e)
275 251
5.00%, 11/15/2046
(e)
500 412
5.00%, 11/15/2051
(e)
250 201
5.00%, 11/15/2056
(e)
750 587
California School Finance Authority
5.00%, 07/01/2035
(e)
1,925 1,934
5.00%, 08/01/2038
(e)
1,000 946
California State Public Works Board
5.00%, 10/01/2039 4,500 4,519
California State University
5.00%, 11/01/2037 2,000 2,046
California Statewide Communities Development
Authority
3.00%, 06/01/2029
(e)
750 651
4.00%, 09/02/2029 1,000 969
4.00%, 07/01/2048 1,800 1,559
5.00%, 10/01/2028 1,875 1,885
5.00%, 11/01/2032
(e)
1,135 1,109
5.00%, 05/15/2034 5,210 5,217
5.00%, 06/01/2034
(e)
375 351
5.00%, 09/02/2034 1,000 1,012
5.00%, 12/01/2036
(e)
5,000 4,763
5.00%, 09/02/2038 3,000 2,997
5.00%, 06/01/2039
(e)
475 419
5.00%, 09/02/2039 945 942
5.00%, 09/02/2039 900 859
5.00%, 09/02/2039 745 723
5.00%, 05/15/2040 3,840 3,641
5.00%, 09/02/2040 1,000 984
5.00%, 12/01/2041
(e)
4,040 3,699
5.00%, 09/02/2044 1,425 1,330
5.00%, 09/02/2048 940 890
5.00%, 09/02/2049 600 563
5.00%, 06/01/2051
(e)
1,950 1,577
5.25%, 12/01/2034 3,500 3,484
5.25%, 12/01/2038
(e)
1,000 950
5.25%, 12/01/2043
(e)
3,825 3,572
California Statewide Communities Development
Authority (credit support from Build America
Mutual Assurance Corp )
4.00%, 05/15/2036
(a)
3,000 2,813

Schedule of Investments
California Municipal Fund
October 31, 2023
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
California Statewide Financing Authority
6.00%, 05/01/2043 $ 2,050 $ 2,085
6.00%, 05/01/2043 1,550 1,576
Chino Valley Unified School District
5.25%, 08/01/2047 2,000 2,034
City of Compton CA Water Revenue
6.00%, 08/01/2039 1,250 1,135
City of Irvine CA
4.00%, 09/02/2038 1,000 876
5.00%, 09/01/2049 2,000 1,884
City of Long Beach CA Airport System
Revenue (credit support from Assured Guaranty
Municipal Corp )
5.25%, 06/01/2047
(a)
3,600 3,582
City of Los Angeles CA Wastewater System
Revenue
5.00%, 06/01/2034 2,000 2,029
City of Los Angeles Department of Airports
3.25%, 05/15/2049 720 480
5.00%, 05/15/2026 1,000 1,005
5.00%, 05/15/2026 415 425
5.00%, 05/15/2026 3,085 3,126
5.00%, 05/15/2029 1,875 1,920
5.00%, 05/15/2036 1,500 1,489
5.00%, 05/15/2036 5,000 5,038
5.00%, 05/15/2036 235 247
5.00%, 05/15/2037
(d)
4,225 4,229
5.00%, 05/15/2042
(d)
3,500 3,396
5.00%, 05/15/2044
(d)
550 530
5.00%, 05/15/2044
(d)
3,100 2,988
5.00%, 05/15/2044
(d)
4,090 3,952
5.00%, 05/15/2048 1,500 1,441
5.50%, 05/15/2040
(d)
5,000 5,179
City of Riverside CA Sewer Revenue
5.00%, 08/01/2040 4,000 4,034
Coachella Valley Unified School District/CA (credit
support from Assured Guaranty Municipal Corp )
0.00%, 08/01/2039
(a),(b)
4,000 1,780
Compton Public Finance Authority
4.50%, 09/01/2032
(e)
8,000 7,419
County of Sacramento CA Airport System Revenue
5.00%, 07/01/2036 1,350 1,374
5.00%, 07/01/2037 2,000 1,989
CSCDA Community Improvement Authority
5.00%, 01/01/2054
(e)
5,000 3,596
Dinuba Redevelopment Agency (credit support
from Build America Mutual Assurance Corp )
5.00%, 09/01/2033
(a)
2,000 2,023
East Bay Municipal Utility District Water System
Revenue
3.00%, 06/01/2037 10 8
Escondido Union High School District
0.00%, 08/01/2041
(b)
1,000 393
Foothill-Eastern Transportation Corridor Agency
4.00%, 01/15/2046 6,000 5,022
Golden State Tobacco Securitization Corp
5.00%, 06/01/2026 1,000 1,032
5.00%, 06/01/2028 5,000 5,233
5.00%, 06/01/2051 2,360 2,356
Indio Redevelopment Agency Successor Agency
5.63%, 08/15/2035 295 296
Inland Valley Development Agency
5.25%, 09/01/2037 1,000 1,002
La Verne Public Financing Authority
7.25%, 09/01/2026 290 291
Long Beach Bond Finance Authority
5.00%, 11/15/2035 3,485 3,414
5.50%, 11/15/2030 1,010 1,037
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Los Angeles County Metropolitan Transportation
Authority Sales Tax Revenue
5.00%, 07/01/2038 $ 1,695 $ 1,804
5.00%, 07/01/2038 960 1,035
Los Angeles County Public Works Financing
Authority
5.00%, 12/01/2033 2,000 2,036
Los Angeles County Sanitation Districts Financing
Authority
5.00%, 10/01/2035 4,500 4,572
Los Angeles Department of Water & Power
5.00%, 07/01/2042
(d)
5,500 5,735
Los Angeles Unified School District/CA
5.00%, 07/01/2035 2,700 2,798
5.25%, 07/01/2042 8,125 8,365
Merced Union High School District
0.00%, 08/01/2032
(b)
3,380 2,276
Metropolitan Water District of Southern California
5.00%, 07/01/2039 1,000 1,057
5.00%, 07/01/2040 5,000 5,270
5.00%, 10/01/2045 1,410 1,454
Mizuho Floater/Residual Trust
4.15%, 01/01/2040
(c),(e)
600 600
4.50%, 05/01/2031
(c),(e)
1,200 1,200
4.50%, 10/15/2037
(c),(e)
1,000 1,000
Mountain View Shoreline Regional Park
Community (credit support from Assured Guaranty
Municipal Corp )
5.00%, 08/01/2048
(a)
3,000 3,022
M-S-R Energy Authority
6.13%, 11/01/2029 2,045 2,118
Norco Community Redevelopment Agency
Successor Agency (credit support from Build
America Mutual Assurance Corp )
5.00%, 03/01/2032
(a)
1,000 1,005
Norman Y Mineta San Jose International Airport
SJC
5.00%, 03/01/2047 6,000 5,671
5.00%, 03/01/2047 1,500 1,502
Nuveen California AMT-Free Quality Municipal
Income Fund
4.54%, 10/01/2047
(c),(e)
14,000 14,000
Oakland Unified School District/Alameda County
5.00%, 08/01/2040 3,400 3,479
Oakland Unified School District/Alameda
County (credit support from Assured Guaranty
Municipal Corp )
4.00%, 08/01/2037
(a)
1,505 1,438
Pittsburg Successor Agency Redevelopment
Agency (credit support from Assured Guaranty
Municipal Corp )
5.00%, 09/01/2028
(a)
1,000 1,021
5.00%, 09/01/2029
(a)
1,000 1,020
Port Commission of the City & County of San
Francisco
4.00%, 03/01/2035 1,000 984
Port of Los Angeles
5.00%, 08/01/2025 1,210 1,228
5.00%, 08/01/2032 1,740 1,744
Poway Unified School District
0.00%, 08/01/2036
(b)
4,000 2,228
Regents of the University of California Medical
Center Pooled Revenue
5.00%, 05/15/2035 4,540 4,674
Rialto Redevelopment Agency
5.00%, 09/01/2037 1,000 1,019

Schedule of Investments
California Municipal Fund
October 31, 2023
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Richmond Joint Powers Financing Authority (credit
support from Assured Guaranty Municipal Corp )
5.00%, 11/01/2035
(a)
$ 1,180 $ 1,237
5.00%, 11/01/2037
(a)
3,660 3,775
Riverside County Public Financing
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 10/01/2029
(a)
1,500 1,526
Riverside County Transportation Commission
4.00%, 06/01/2037 1,875 1,731
Sacramento Area Flood Control Agency
5.00%, 10/01/2033 2,000 2,064
Salinas Valley Solid Waste Authority (credit support
from Assured Guaranty Municipal Corp )
5.50%, 08/01/2031
(a)
3,250 3,288
San Diego Association of Governments South Bay
Expressway Revenue
5.00%, 07/01/2036 1,500 1,531
5.00%, 07/01/2037 2,300 2,332
San Diego County Regional Airport Authority
4.00%, 07/01/2038 10,815 10,196
5.00%, 07/01/2025 955 964
5.00%, 07/01/2039 2,000 2,057
5.00%, 07/01/2042 5,000 4,833
San Diego Public Facilities Financing Authority
4.00%, 08/01/2045 1,000 896
San Diego Unified School District/CA
4.00%, 07/01/2038 2,120 1,979
San Francisco Bay Area Rapid Transit District Sales
Tax Revenue
4.00%, 07/01/2036 3,035 2,887
4.00%, 07/01/2037 2,500 2,347
San Francisco City & County Airport Comm -San
Francisco International Airport
5.00%, 05/01/2031 1,000 1,025
5.00%, 05/01/2035 1,000 1,013
5.00%, 05/01/2036 3,000 3,022
5.50%, 05/01/2043
(f)
4,000 4,115
San Joaquin Hills Transportation Corridor Agency
5.00%, 01/15/2034 7,800 7,924
San Luis Obispo County Financing
Authority (credit support from Assured Guaranty
Municipal Corp )
5.00%, 08/01/2030
(a)
1,000 1,001
San Luis Obispo County Financing
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 09/01/2037
(a)
1,000 1,015
San Ramon Valley Fire Protection District
4.00%, 08/01/2050 680 588
Santa Monica-Malibu Unified School District
4.00%, 08/01/2038 2,975 2,796
4.00%, 08/01/2039 1,510 1,409
Southern California Public Power Authority
5.00%, 11/01/2028 2,150 2,159
5.00%, 11/01/2029 2,725 2,720
State of California
5.00%, 09/01/2028 5,030 5,343
5.00%, 09/01/2034 5,000 5,100
State of California (credit support from Assured
Guaranty Municipal Corp )
5.25%, 08/01/2032
(a)
5,000 5,473
Stockton Unified School District (credit support
from Assured Guaranty Municipal Corp )
5.00%, 08/01/2038
(a)
1,500 1,508
Tender Option Bond Trust Receipts/Certificates
4.30%, 04/01/2043
(c),(e)
400 400
4.30%, 04/01/2043
(c),(e)
5,000 5,000
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Tobacco Securitization Authority of Southern
California
5.00%, 06/01/2035 $ 1,500 $ 1,556
5.00%, 06/01/2048 5,000 4,925
Transbay Joint Powers Authority
5.00%, 10/01/2037 700 696
Travis Unified School District (credit support from
Assured Guaranty Municipal Corp )
5.00%, 09/01/2029
(a)
1,000 1,023
Tulare County Transportation Authority
5.00%, 02/01/2029 1,000 1,003
University of California
4.00%, 05/15/2037 3,365 3,302
5.00%, 05/15/2044 705 705
Woodland-Davis Clean Water Agency (credit
support from Assured Guaranty Municipal Corp )
5.00%, 03/01/2039
(a)
1,500 1,520
$ 549,121
Guam - 1.48%
Guam Government Waterworks Authority
5.00%, 07/01/2040 7,890 7,327
Port Authority of Guam
5.00%, 07/01/2048 1,000 919
$ 8,246
Puerto Rico - 1.89%
Commonwealth of Puerto Rico
0.00%, 07/01/2024
(b)
66 64
0.00%, 07/01/2033
(b)
526 300
0.00%, 11/01/2043
(b),(c)
1,929 960
4.00%, 07/01/2033 5,500 4,782
4.00%, 07/01/2037 316 256
4.00%, 07/01/2041 429 331
4.00%, 07/01/2046 446 326
5.38%, 07/01/2025 456 458
5.63%, 07/01/2027 451 459
5.63%, 07/01/2029 444 454
5.75%, 07/01/2031 431 444
Puerto Rico Sales Tax Financing Corp Sales Tax
Revenue
4.50%, 07/01/2034 1,838 1,751
$ 10,585
Virgin Islands - 1 .06%
Matching Fund Special Purpose Securitization Corp
5.00%, 10/01/2039 6,250 5,909
TOTAL MUNICIPAL BONDS $ 573,861
Total Investments $ 573,910
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (3.51)%
Notes with interest rates of 4.12% - 4.17% at
October 31, 2023 and contractual maturities of
collateral of 2023-2030.
(g)
$ (19,560) (19,560)
Total Net Investments $ 554,350
Other Assets and Liabilities -  0.72% 4,004
TOTAL NET ASSETS - 100.00% $ 558,354
(a) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(b) Non-income producing security
(c) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d) Security or portion of underlying security related to Inverse Floaters entered into by the fund.

Schedule of Investments
California Municipal Fund
October 31, 2023
See accompanying notes.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $94,608 or 16.94% of net assets.
(f) Security purchased on a when-issued basis.
(g) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
October 31, 2023.
Portfolio Summary
Sector Percent
Revenue Bonds 72.64%
Insured 10.81%
General Obligation Unlimited 8.21%
Prerefunded 4.96%
Special Assessment 2.55%
Tax-exempt Preferreds 2.51%
Tax Allocation 0.48%
Special Tax 0.34%
Notes 0.17%
Certificate Participation 0.11%
Exchange-Traded Funds 0.01%
Liability For Floating Rate Notes Issued (3.51)%
Other Assets and Liabilities
0.72%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Core Fixed Income Fund
October 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 1 .85 % Shares Held Value (000's)
Money Market Funds - 1 .85%
BlackRock Liquidity FedFund - Institutional Class
5.24%
(a),(b)
1,237,384 $ 1,237
Principal Government Money Market Fund - Class
R-6 5.27%
(a),(b),(c)
177,292,864 177,293
$ 178,530
TOTAL INVESTMENT COMPANIES $ 178,530
COMMON STOCKS - 0 .21 % Shares Held Value (000's)
Transportation - 0 .21%
Trailer Bridge Inc
(d),(e)
178,279 $ 20,193
TOTAL COMMON STOCKS $ 20,193
BONDS - 54 .14%
Principal
Amount (000's) Value (000's)
Airlines - 0 .58%
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 02/15/2029
(f)
$ 22,945 $ 21,856
Delta Air Lines Inc / SkyMiles IP Ltd
4.75%, 10/20/2028
(f)
24,492 23,022
United Airlines 2013-1 Class A Pass Through Trust
4.30%, 02/15/2027 5,328 5,103
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 7,731 6,273
$ 56,254
Apparel - 0 .14%
Under Armour Inc
3.25%, 06/15/2026
(g)
14,750 13,433
Automobile Asset Backed Securities - 2 .09%
BMW Vehicle Owner Trust 2022-A
5.84%, 12/26/2024 1,892 1,892
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.52%
BMW Vehicle Owner Trust 2023-A
5.75%, 04/27/2026 24,000 23,981
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.43%
Carvana Auto Receivables Trust 2021-P4
1.31%, 01/11/2027 15,467 14,856
Ford Credit Auto Owner Trust 2022-B
5.92%, 02/15/2025 4,585 4,585
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.60%
Ford Credit Auto Owner Trust 2022-C
5.84%, 04/15/2025 15,119 15,116
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.52%
Ford Credit Auto Owner Trust 2023-A
6.04%, 03/15/2026 12,620 12,626
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.72%
GM Financial Consumer Automobile Receivables
Trust 2022-3
5.92%, 09/16/2025 9,434 9,433
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.60%
GM Financial Consumer Automobile Receivables
Trust 2022-4
5.97%, 11/17/2025 21,039 21,041
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.65%
GM Financial Consumer Automobile Receivables
Trust 2023-1
5.94%, 03/16/2026 14,823 14,823
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.62%
GM Financial Consumer Automobile Receivables
Trust 2023-4
5.84%, 11/16/2026 45,000 44,968
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.53%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Toyota Auto Receivables 2022-B Owner Trust
5.81%, 01/15/2025 $ 2,777 $ 2,777
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.49%
Toyota Auto Receivables 2022-C Owner Trust
5.89%, 08/15/2025 7,430 7,429
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.57%
Toyota Auto Receivables 2023-C Owner Trust
5.72%, 08/17/2026 28,500 28,452
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.40%
$ 201,979
Automobile Floor Plan Asset Backed Securities - 0 .21%
Ford Credit Floorplan Master Owner Trust A
6.57%, 05/15/2028
(f)
20,000 20,138
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.25%
Automobile Manufacturers - 0 .80%
American Honda Finance Corp
0.55%, 07/12/2024 15,000 14,471
2.30%, 09/09/2026 7,000 6,386
4.75%, 01/12/2026 9,000 8,843
5.80%, 10/03/2025 47,000 47,140
$ 76,840
Banks - 9 .32%
Bank of America Corp
2.46%, 10/22/2025
(h)
35,000 33,642
CME Term Secured Overnight Financing
Rate 3 Month + 1.13%
3.19%, 07/23/2030
(h)
8,000 6,709
CME Term Secured Overnight Financing
Rate 3 Month + 1.44%
3.88%, 08/01/2025 10,000 9,680
3.97%, 02/07/2030
(h)
8,000 7,075
CME Term Secured Overnight Financing
Rate 3 Month + 1.47%
5.08%, 01/20/2027
(h)
20,000 19,469
Secured Overnight Financing Rate + 1.29%
6.75%, 06/01/2028 2,000 2,080
Bank of New York Mellon Corp/The
0.35%, 12/07/2023 18,000 17,907
1.65%, 01/28/2031 10,000 7,403
2.10%, 10/24/2024 50,000 48,201
2.80%, 05/04/2026 8,000 7,446
3.00%, 10/30/2028 9,000 7,714
Citigroup Inc
2.98%, 11/05/2030
(h)
51,000 41,866
Secured Overnight Financing Rate + 1.42%
3.88%, 03/26/2025 23,000 22,185
4.45%, 09/29/2027 8,000 7,390
6.05%, 10/30/2024 9,000 8,970
Secured Overnight Financing Rate + 0.69%
Cullen/Frost Bankers Inc
4.50%, 03/17/2027 11,000 10,202
Fifth Third Bancorp
2.38%, 01/28/2025 59,000 56,040
3.65%, 01/25/2024 14,000 13,900
Goldman Sachs Group Inc/The
1.99%, 01/27/2032
(h)
15,000 11,004
Secured Overnight Financing Rate + 1.09%
3.50%, 11/16/2026 21,000 19,476
3.81%, 04/23/2029
(h)
13,000 11,678
CME Term Secured Overnight Financing
Rate 3 Month + 1.42%
4.25%, 10/21/2025 23,500 22,523

Schedule of Investments
Core Fixed Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co
1.05%, 11/19/2026
(h)
$ 9,000 $ 8,094
Secured Overnight Financing Rate + 0.80%
2.53%, 11/19/2041
(h)
9,000 5,378
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.74%, 10/15/2030
(h)
47,000 38,614
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
3.63%, 05/13/2024 15,900 15,701
3.90%, 07/15/2025 8,000 7,748
KeyCorp
2.25%, 04/06/2027 30,000 24,899
2.55%, 10/01/2029 50,000 37,354
Morgan Stanley
0.86%, 10/21/2025
(h)
7,500 7,082
Secured Overnight Financing Rate + 0.75%
1.79%, 02/13/2032
(h)
10,000 7,235
Secured Overnight Financing Rate + 1.03%
1.93%, 04/28/2032
(h)
6,250 4,527
Secured Overnight Financing Rate + 1.02%
2.70%, 01/22/2031
(h)
38,000 30,532
Secured Overnight Financing Rate + 1.14%
2.72%, 07/22/2025
(h)
12,000 11,676
Secured Overnight Financing Rate + 1.15%
3.95%, 04/23/2027 10,000 9,209
4.00%, 07/23/2025
(g)
5,000 4,839
5.12%, 02/01/2029
(h)
18,000 17,138
Secured Overnight Financing Rate + 1.73%
6.25%, 08/09/2026 4,000 4,008
PNC Bank NA
2.70%, 10/22/2029 53,000 42,106
2.95%, 02/23/2025 10,000 9,587
3.10%, 10/25/2027 4,750 4,233
PNC Financial Services Group Inc/The
2.31%, 04/23/2032
(h)
15,000 11,220
Secured Overnight Financing Rate + 0.98%
9.31%, 11/01/2023
(g),(i)
19,800 19,800
CME Term Secured Overnight Financing
Rate 3 Month + 3.94%
Truist Bank
2.64%, 09/17/2029
(h)
52,000 47,976
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.15%
3.30%, 05/15/2026 5,000 4,578
Truist Financial Corp
1.27%, 03/02/2027
(g),(h)
5,500 4,822
Secured Overnight Financing Rate + 0.61%
US Bancorp
2.49%, 11/03/2036
(h)
29,000 19,816
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
3.00%, 07/30/2029
(g)
6,000 4,907
3.15%, 04/27/2027 3,800 3,430
3.60%, 09/11/2024
(g)
12,000 11,712
3.90%, 04/26/2028 5,000 4,546
4.84%, 02/01/2034
(h)
25,000 21,361
Secured Overnight Financing Rate + 1.60%
US Bank NA/Cincinnati OH
2.80%, 01/27/2025 7,000 6,716
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Wells Fargo & Co
2.41%, 10/30/2025
(h)
$ 32,000 $ 30,705
CME Term Secured Overnight Financing
Rate 3 Month + 1.09%
2.88%, 10/30/2030
(h)
32,000 26,168
CME Term Secured Overnight Financing
Rate 3 Month + 1.43%
$ 900,277
Beverages - 0 .52%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
4.70%, 02/01/2036 34,000 29,921
Anheuser-Busch InBev Worldwide Inc
4.90%, 01/23/2031
(g)
21,000 20,110
$ 50,031
Biotechnology - 2 .14%
Amgen Inc
1.65%, 08/15/2028 20,000 16,612
2.20%, 02/21/2027
(g)
11,500 10,306
2.45%, 02/21/2030 40,000 32,658
5.25%, 03/02/2033 19,000 17,720
Biogen Inc
2.25%, 05/01/2030 65,000 51,049
Gilead Sciences Inc
1.20%, 10/01/2027 19,000 16,059
2.60%, 10/01/2040 19,000 11,883
3.50%, 02/01/2025 10,000 9,717
3.65%, 03/01/2026 21,000 20,048
5.25%, 10/15/2033 22,000 20,840
$ 206,892
Chemicals - 0 .76%
Air Liquide Finance SA
2.25%, 09/10/2029
(f)
24,000 20,362
Westlake Corp
2.88%, 08/15/2041 15,000 8,814
3.38%, 06/15/2030 4,500 3,741
3.60%, 08/15/2026 43,000 40,377
$ 73,294
Commercial Services - 0 .76%
ERAC USA Finance LLC
4.60%, 05/01/2028
(f)
38,500 36,664
7.00%, 10/15/2037
(f)
13,000 13,522
United Rentals North America Inc
6.00%, 12/15/2029
(f)
24,000 23,092
$ 73,278
Computers - 1 .01%
Apple Inc
1.13%, 05/11/2025 10,000 9,384
2.05%, 09/11/2026 30,000 27,505
2.38%, 02/08/2041 20,000 12,760
3.20%, 05/11/2027 13,000 12,156
3.25%, 02/23/2026 13,000 12,442
4.15%, 05/10/2030 24,500 23,058
$ 97,305
Credit Card Asset Backed Securities - 1 .00%
BA Credit Card Trust
0.34%, 05/15/2026 43,000 42,733
CARDS II Trust
0.60%, 04/15/2027
(f)
55,500 54,145
$ 96,878
Diversified Financial Services - 0 .57%
Jefferies Financial Group Inc
2.63%, 10/15/2031 30,000 22,118
2.75%, 10/15/2032 8,000 5,794
4.15%, 01/23/2030 19,000 16,212
4.85%, 01/15/2027 1,750 1,663

Schedule of Investments
Core Fixed Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Jefferies Financial Group Inc   (continued)
6.25%, 01/15/2036 $ 10,325 $ 9,790
$ 55,577
Electric - 7 .98%
AEP Transmission Co LLC
3.15%, 09/15/2049 24,000 14,328
5.40%, 03/15/2053 23,000 20,090
Alabama Power Co
1.45%, 09/15/2030 25,000 18,704
3.13%, 07/15/2051 19,000 11,010
3.45%, 10/01/2049 42,000 26,417
Alliant Energy Finance LLC
1.40%, 03/15/2026
(f)
4,500 3,999
American Electric Power Co Inc
1.00%, 11/01/2025
(g)
11,450 10,390
Berkshire Hathaway Energy Co
2.85%, 05/15/2051 23,000 12,669
4.05%, 04/15/2025 10,000 9,767
Black Hills Corp
2.50%, 06/15/2030 15,000 11,733
3.05%, 10/15/2029 39,500 32,715
3.15%, 01/15/2027 7,500 6,843
4.35%, 05/01/2033 8,000 6,637
Dayton Power & Light Co/The
3.95%, 06/15/2049 14,000 9,293
Entergy Corp
2.40%, 06/15/2031 24,000 18,235
Entergy Louisiana LLC
2.90%, 03/15/2051 18,500 10,200
3.25%, 04/01/2028 12,000 10,758
4.20%, 09/01/2048 31,000 22,100
Florida Power & Light Co
2.85%, 04/01/2025 3,000 2,885
2.88%, 12/04/2051 20,000 11,341
3.15%, 10/01/2049 25,000 15,226
5.05%, 04/01/2028 14,500 14,187
Interstate Power and Light Co
2.30%, 06/01/2030 9,500 7,469
3.50%, 09/30/2049 66,000 41,028
Louisville Gas and Electric Co
3.30%, 10/01/2025 3,000 2,875
Metropolitan Edison Co
4.30%, 01/15/2029
(f)
14,000 12,859
Monongahela Power Co
3.55%, 05/15/2027
(f)
20,000 18,406
5.85%, 02/15/2034
(f)
10,500 10,003
Nevada Power Co
2.40%, 05/01/2030 20,500 16,456
NextEra Energy Capital Holdings Inc
2.75%, 11/01/2029 51,000 42,308
Northern States Power Co/MN
2.90%, 03/01/2050
(g)
18,500 10,640
5.10%, 05/15/2053 28,500 24,130
Oncor Electric Delivery Co LLC
0.55%, 10/01/2025 13,000 11,812
2.70%, 11/15/2051 15,000 7,976
2.95%, 04/01/2025 7,000 6,736
3.10%, 09/15/2049 33,500 19,879
4.10%, 11/15/2048 5,000 3,596
5.75%, 03/15/2029
(g)
21,000 21,152
PacifiCorp
5.25%, 06/15/2035 5,750 5,100
5.35%, 12/01/2053 24,000 19,090
6.25%, 10/15/2037 2,500 2,373
PPL Electric Utilities Corp
3.00%, 10/01/2049 17,000 10,065
5.25%, 05/15/2053 47,000 40,450
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Public Service Co of Colorado
1.88%, 06/15/2031 $ 11,500 $ 8,629
3.20%, 03/01/2050 15,000 8,845
Solar Star Funding LLC
3.95%, 06/30/2035
(f)
5,175 4,277
5.38%, 06/30/2035
(f)
18,578 17,309
Southwestern Electric Power Co
1.65%, 03/15/2026 24,000 21,724
2.75%, 10/01/2026 10,000 9,157
3.85%, 02/01/2048 12,500 7,973
Tucson Electric Power Co
3.05%, 03/15/2025 2,000 1,931
3.25%, 05/01/2051 18,000 10,347
4.85%, 12/01/2048 7,000 5,354
Xcel Energy Inc
2.60%, 12/01/2029 32,000 26,428
3.50%, 12/01/2049 24,000 14,827
$ 770,731
Electronics - 0 .42%
Keysight Technologies Inc
3.00%, 10/30/2029 48,000 40,295
Environmental Control - 0 .49%
Republic Services Inc
1.75%, 02/15/2032 29,500 21,474
2.30%, 03/01/2030 16,500 13,385
3.20%, 03/15/2025 13,000 12,545
$ 47,404
Food - 0 .19%
Kraft Heinz Foods Co
3.75%, 04/01/2030 21,000 18,388
Gas - 0 .38%
NiSource Inc
2.95%, 09/01/2029 29,000 24,680
3.60%, 05/01/2030 14,000 11,983
$ 36,663
Healthcare - Services - 0 .48%
HCA Inc
4.13%, 06/15/2029 14,000 12,426
5.63%, 09/01/2028 2,000 1,935
7.50%, 11/06/2033 1,950 1,992
UnitedHealth Group Inc
2.00%, 05/15/2030
(g)
9,000 7,152
2.88%, 08/15/2029 15,000 13,011
3.50%, 08/15/2039 14,000 10,280
$ 46,796
Insurance - 2 .46%
Berkshire Hathaway Finance Corp
1.45%, 10/15/2030 36,500 27,935
1.85%, 03/12/2030 8,000 6,416
2.50%, 01/15/2051 12,500 6,725
2.85%, 10/15/2050 30,500 17,521
Fidelity National Financial Inc
3.40%, 06/15/2030 32,000 26,344
4.50%, 08/15/2028 39,500 36,323
First American Financial Corp
2.40%, 08/15/2031 22,000 15,891
4.00%, 05/15/2030 28,000 23,353
4.60%, 11/15/2024 5,000 4,928
Five Corners Funding Trust
4.42%, 11/15/2023
(f)
49,500 49,460
Prudential Financial Inc
2.10%, 03/10/2030
(g)
23,000 18,426
3.88%, 03/27/2028 4,550 4,224
$ 237,546

Schedule of Investments
Core Fixed Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet - 0 .84%
Amazon.com Inc
2.80%, 08/22/2024 $ 44,000 $ 43,054
2.88%, 05/12/2041 20,000 13,426
4.05%, 08/22/2047 32,650 24,891
$ 81,371
Lodging - 0 .94%
Choice Hotels International Inc
3.70%, 12/01/2029 42,000 34,397
3.70%, 01/15/2031 11,000 8,652
Marriott International Inc/MD
2.75%, 10/15/2033 36,000 26,363
Travel + Leisure Co
4.50%, 12/01/2029
(f)
26,500 21,841
$ 91,253
Media - 1 .78%
Comcast Corp
2.65%, 02/01/2030 33,000 27,386
3.30%, 02/01/2027 10,000 9,301
3.95%, 10/15/2025 15,000 14,547
4.25%, 10/15/2030 4,500 4,071
4.65%, 02/15/2033 30,000 27,148
6.45%, 03/15/2037 1,800 1,809
Discovery Communications LLC
3.63%, 05/15/2030 9,000 7,496
4.13%, 05/15/2029 22,000 19,366
5.30%, 05/15/2049 13,000 9,364
Time Warner Cable LLC
6.55%, 05/01/2037 7,400 6,497
6.75%, 06/15/2039 6,000 5,232
7.30%, 07/01/2038 7,750 7,222
Walt Disney Co/The
2.00%, 09/01/2029
(g)
28,000 22,974
6.40%, 12/15/2035 8,900 9,062
$ 171,475
Oil & Gas - 1 .02%
BP Capital Markets America Inc
3.12%, 05/04/2026 10,000 9,440
3.41%, 02/11/2026 13,000 12,393
3.94%, 09/21/2028 13,000 12,068
Canadian Natural Resources Ltd
2.05%, 07/15/2025 9,000 8,405
3.80%, 04/15/2024 35,000 34,627
Marathon Petroleum Corp
5.13%, 12/15/2026 8,500 8,320
Phillips 66
1.30%, 02/15/2026 11,500 10,386
Suncor Energy Inc
4.00%, 11/15/2047 4,500 3,015
$ 98,654
Oil & Gas Services - 0 .33%
Schlumberger Holdings Corp
4.00%, 12/21/2025
(f)
33,000 31,932
Other Asset Backed Securities - 1 .90%
PFS Financing Corp
0.71%, 04/15/2026
(f)
14,000 13,651
0.77%, 08/15/2026
(f)
39,000 37,356
5.92%, 02/15/2026
(f)
24,000 23,982
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.60%
Trafigura Securitisation Finance PLC 2021-1
5.98%, 01/15/2025
(f)
37,500 36,935
1.00 x 1 Month USD LIBOR + 0.53%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Verizon Master Trust
5.94%, 07/20/2027 $ 28,000 $ 27,993
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.62%
6.17%, 06/20/2029 43,500 43,662
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.85%
Verizon Owner Trust 2020-C
0.41%, 04/21/2025 310 309
$ 183,888
Packaging & Containers - 0 .09%
Sealed Air Corp
5.50%, 09/15/2025
(f)
2,000 1,934
6.88%, 07/15/2033
(f)
6,900 6,469
$ 8,403
Pharmaceuticals - 1 .22%
Bristol-Myers Squibb Co
1.13%, 11/13/2027
(g)
12,500 10,621
1.45%, 11/13/2030 10,000 7,536
3.20%, 06/15/2026 13,124 12,436
3.40%, 07/26/2029 8,346 7,488
3.90%, 02/20/2028 10,500 9,872
5.90%, 11/15/2033
(j)
20,000 19,872
CVS Health Corp
1.30%, 08/21/2027
(g)
14,000 11,809
3.00%, 08/15/2026 17,000 15,766
4.30%, 03/25/2028 5,046 4,728
5.05%, 03/25/2048 23,000 18,080
$ 118,208
Pipelines - 1 .49%
Buckeye Partners LP
3.95%, 12/01/2026 10,500 9,570
4.35%, 10/15/2024 8,000 7,680
Columbia Pipeline Group Inc
4.50%, 06/01/2025 11,900 11,610
El Paso Natural Gas Co LLC
7.50%, 11/15/2026 11,400 11,831
NGPL PipeCo LLC
3.25%, 07/15/2031
(f)
15,000 11,732
4.88%, 08/15/2027
(f)
43,000 40,323
Plains All American Pipeline LP / PAA Finance
Corp
4.50%, 12/15/2026 13,500 12,866
Southeast Supply Header LLC
4.25%, 06/15/2024
(f),(g)
14,650 14,027
Southern Natural Gas Co LLC
8.00%, 03/01/2032
(g)
4,750 5,159
Tennessee Gas Pipeline Co LLC
8.38%, 06/15/2032 2,000 2,165
TransCanada PipeLines Ltd
6.10%, 06/01/2040 7,000 6,431
7.25%, 08/15/2038 10,000 10,250
$ 143,644
REITs - 8 .45%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 13,000 8,858
2.00%, 05/18/2032 14,000 9,852
2.75%, 12/15/2029 14,500 11,827
3.38%, 08/15/2031 30,000 24,343
4.30%, 01/15/2026 9,900 9,537
4.75%, 04/15/2035 14,500 12,265
4.90%, 12/15/2030 4,250 3,873
American Tower Corp
1.88%, 10/15/2030 20,000 14,804
2.10%, 06/15/2030 3,000 2,285
2.40%, 03/15/2025 7,000 6,647
2.75%, 01/15/2027 53,000 47,582

Schedule of Investments
Core Fixed Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
American Tower Corp   (continued)
2.95%, 01/15/2051 $ 10,000 $ 5,323
3.38%, 10/15/2026 5,000 4,628
American Tower Trust #1
5.49%, 03/15/2028
(f)
14,000 13,747
CBL & Associates LP - Escrow
0.00%, 12/15/2026
(d),(g),(k)
10,355 —
Crown Castle Inc
2.25%, 01/15/2031 13,000 9,797
2.90%, 04/01/2041 30,000 18,089
3.10%, 11/15/2029 8,000 6,652
4.00%, 11/15/2049 17,000 11,018
4.30%, 02/15/2029 13,000 11,767
5.00%, 01/11/2028 18,000 17,088
CubeSmart LP
2.00%, 02/15/2031 26,000 19,234
3.00%, 02/15/2030 18,000 14,726
4.00%, 11/15/2025 5,000 4,785
4.38%, 02/15/2029 2,000 1,824
Healthcare Realty Holdings LP
2.40%, 03/15/2030 9,000 6,824
3.63%, 01/15/2028 3,500 3,105
3.88%, 05/01/2025 5,000 4,721
Healthpeak OP LLC
2.88%, 01/15/2031 7,000 5,520
3.00%, 01/15/2030 50,000 41,165
5.25%, 12/15/2032 14,000 12,679
Omega Healthcare Investors Inc
3.38%, 02/01/2031 46,000 35,364
3.63%, 10/01/2029 32,000 26,070
4.75%, 01/15/2028 7,000 6,385
5.25%, 01/15/2026 8,000 7,730
Physicians Realty LP
2.63%, 11/01/2031 32,000 23,504
4.30%, 03/15/2027 22,400 20,799
Prologis LP
2.88%, 11/15/2029
(g)
12,500 10,527
3.25%, 06/30/2026 5,000 4,701
3.38%, 12/15/2027 25,000 22,762
SBA Tower Trust
1.63%, 05/15/2051
(f)
46,000 39,819
2.33%, 07/15/2052
(f)
10,000 8,418
2.59%, 10/15/2056
(f)
20,500 15,280
2.84%, 01/15/2050
(f)
30,000 28,645
Simon Property Group LP
2.00%, 09/13/2024
(g)
32,000 30,900
STORE Capital Corp
2.75%, 11/18/2030 18,500 12,987
4.63%, 03/15/2029 33,500 28,145
Ventas Realty LP
3.00%, 01/15/2030 8,000 6,534
3.85%, 04/01/2027
(g)
21,000 19,433
Welltower OP LLC
2.70%, 02/15/2027 12,000 10,837
2.75%, 01/15/2031 7,000 5,495
3.10%, 01/15/2030 23,000 19,097
4.13%, 03/15/2029 6,000 5,416
4.25%, 04/15/2028 4,000 3,688
4.50%, 01/15/2024 5,000 4,980
Weyerhaeuser Co
7.38%, 03/15/2032 11,281 11,901
WP Carey Inc
2.40%, 02/01/2031 21,000 15,926
3.85%, 07/15/2029 30,000 26,189
$ 816,097
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors - 0 .38%
NVIDIA Corp
2.00%, 06/15/2031 $ 19,000 $ 14,800
2.85%, 04/01/2030 14,000 11,966
3.50%, 04/01/2040 13,000 9,732
$ 36,498
Software - 0 .26%
Oracle Corp
2.95%, 05/15/2025 25,900 24,789
Telecommunications - 1 .37%
Corning Inc
4.75%, 03/15/2042 4,650 3,785
5.45%, 11/15/2079 43,500 34,308
Crown Castle Towers LLC
4.24%, 07/15/2048
(f)
16,000 14,566
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
5.15%, 03/20/2028
(f)
31,050 30,555
T-Mobile USA Inc
2.05%, 02/15/2028 10,000 8,527
2.55%, 02/15/2031 20,000 15,583
3.00%, 02/15/2041 39,000 24,617
$ 131,941
Transportation - 0 .73%
Ryder System Inc
2.90%, 12/01/2026 51,000 46,444
3.35%, 09/01/2025 25,000 23,885
$ 70,329
Trucking & Leasing - 1 .04%
Penske Truck Leasing Co Lp / PTL Finance Corp
1.20%, 11/15/2025
(f)
22,000 19,858
1.70%, 06/15/2026
(f)
39,000 34,618
2.70%, 11/01/2024
(f)
28,000 27,022
3.45%, 07/01/2024
(f)
9,000 8,846
5.70%, 02/01/2028
(f)
10,000 9,660
$ 100,004
TOTAL BONDS $ 5,228,485
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 43 .82%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .28%
3.00%, 10/01/2042 $ 4,186 $ 3,538
3.00%, 11/01/2042 4,394 3,711
3.00%, 06/01/2043 4,111 3,459
3.00%, 12/01/2046 6,960 5,764
3.00%, 07/01/2047 5,035 4,165
3.50%, 03/01/2048 7,752 6,634
$ 27,271
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 22 .69%
2.00%, 10/01/2050 35,792 26,767
2.00%, 11/01/2050 35,517 26,678
2.00%, 12/01/2050 40,749 30,286
2.00%, 12/01/2050 40,897 30,385
2.50%, 09/01/2050 35,598 27,614
2.50%, 10/01/2050 36,481 28,227
2.50%, 10/01/2050 35,903 27,785
2.50%, 10/01/2050 35,901 27,787
2.50%, 11/01/2050 36,824 28,543
2.50%, 11/01/2050 36,975 28,667
2.50%, 11/01/2050 34,363 26,644
2.50%, 11/01/2050 35,459 27,651
2.50%, 11/01/2050 35,619 27,564
3.00%, 06/01/2042 13,907 11,734
3.00%, 08/01/2049 17,666 14,322
3.00%, 09/01/2049 13,025 10,521
3.00%, 10/01/2049 16,553 13,389
3.00%, 10/01/2049 13,648 11,043
3.00%, 10/01/2049 19,268 15,582

Schedule of Investments
Core Fixed Income Fund
October 31, 2023
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 11/01/2049 $ 15,847 $ 12,813
3.00%, 11/01/2049 20,194 16,332
3.00%, 11/01/2049 13,257 10,784
3.00%, 03/01/2050 19,629 15,876
3.00%, 04/01/2050 21,396 17,293
3.00%, 09/01/2050 23,508 18,968
3.00%, 05/01/2052 18,083 14,696
3.50%, 06/01/2045 5,298 4,573
3.50%, 06/01/2046 14,258 12,466
3.50%, 08/01/2047 7,729 6,615
3.50%, 09/01/2047 32,974 27,948
3.50%, 12/01/2047 8,075 6,880
3.50%, 06/01/2049 30,259 25,783
3.50%, 07/01/2049 11,159 9,482
3.50%, 09/01/2049 29,569 25,162
3.50%, 09/01/2049 8,894 7,553
3.50%, 09/01/2049 9,214 7,830
3.50%, 11/01/2049 12,335 10,471
3.50%, 11/01/2049 13,864 11,903
3.50%, 12/01/2049 13,894 11,790
3.50%, 01/01/2050 39,389 33,426
3.50%, 02/01/2050 24,046 20,388
3.50%, 06/01/2050 23,625 20,076
3.50%, 08/01/2050 32,029 27,250
3.50%, 10/01/2050 30,714 25,933
3.50%, 01/01/2051 32,615 27,811
3.50%, 01/01/2051 22,696 19,234
3.50%, 04/01/2052 50,596 42,397
3.50%, 04/01/2052 36,922 30,886
4.00%, 11/01/2043 3,683 3,274
4.00%, 02/01/2044 8,652 7,688
4.00%, 09/01/2045 6,036 5,283
4.00%, 06/01/2046 11,874 10,539
4.00%, 10/01/2047 31,316 27,628
4.00%, 10/01/2048 9,087 8,029
4.00%, 03/01/2049 25,736 22,605
4.00%, 04/01/2049 28,543 25,084
4.00%, 06/01/2049 43,372 38,248
4.00%, 07/01/2049 6,578 5,780
4.00%, 08/01/2049 31,243 27,483
4.00%, 09/01/2049 5,892 5,209
4.00%, 10/01/2049 14,914 13,089
4.00%, 12/01/2049 24,534 21,703
4.00%, 01/01/2050 20,697 18,159
4.00%, 07/01/2050 45,347 39,876
4.00%, 02/01/2052 37,981 32,867
4.00%, 02/01/2052 39,084 33,857
4.00%, 02/01/2052 45,346 39,382
4.00%, 05/01/2052 45,922 39,820
4.00%, 05/01/2052 44,142 38,166
4.00%, 06/01/2052 37,825 32,826
4.50%, 06/01/2046 14,032 12,944
4.50%, 02/01/2049 6,384 5,802
4.50%, 07/01/2052 18,732 16,817
4.50%, 08/01/2052 38,761 34,959
4.50%, 08/01/2052 39,569 35,560
4.50%, 09/01/2052 38,814 34,842
4.50%, 09/01/2052 40,287 36,330
4.50%, 09/01/2052 38,797 34,866
4.50%, 10/01/2052 24,797 22,247
4.50%, 10/01/2052 38,927 35,024
4.50%, 11/01/2052 39,925 35,792
4.50%, 02/01/2053 38,426 34,345
5.00%, 10/01/2052 37,873 35,107
5.00%, 10/01/2052 23,925 22,165
5.00%, 02/01/2053 38,372 35,609
5.00%, 03/01/2053 39,387 36,466
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
5.00%, 07/01/2053 $ 39,376 $ 36,511
5.50%, 02/01/2053 37,053 35,267
5.50%, 04/01/2053 39,569 37,687
5.50%, 07/01/2053 39,400 37,493
5.50%, 09/01/2053 39,788 37,949
5.50%, 09/01/2053 39,595 37,605
6.00%, 10/01/2053 39,949 39,113
$ 2,190,903
Government National Mortgage Association (GNMA) - 0 .12%
3.00%, 02/20/2046 13,081 10,991
U.S. Treasury - 20 .73%
0.63%, 08/15/2030 40,000 30,216
0.88%, 11/15/2030 40,000 30,580
1.13%, 02/28/2025 40,000 37,867
1.13%, 02/28/2027 40,000 35,450
1.13%, 02/15/2031 45,000 34,849
1.13%, 08/15/2040 55,000 29,698
1.25%, 08/31/2024 40,000 38,633
1.25%, 08/15/2031 45,000 34,467
1.25%, 05/15/2050 65,000 28,595
1.38%, 11/15/2031 45,000 34,538
1.38%, 08/15/2050 65,000 29,590
1.50%, 09/30/2024 40,000 38,598
1.50%, 08/15/2026 40,000 36,462
1.50%, 02/15/2030 40,000 32,702
1.63%, 02/15/2026 40,000 37,092
1.63%, 08/15/2029 40,000 33,533
1.63%, 11/15/2050 60,000 29,388
1.75%, 11/15/2029 40,000 33,578
1.75%, 08/15/2041 50,000 29,686
1.88%, 02/15/2032 45,000 35,763
1.88%, 02/15/2051 55,000 28,869
1.88%, 11/15/2051 55,000 28,686
2.00%, 05/31/2024 40,000 39,203
2.00%, 11/15/2026 40,000 36,755
2.00%, 02/15/2050 55,000 30,106
2.00%, 08/15/2051 55,000 29,734
2.13%, 05/15/2025 40,000 38,187
2.25%, 11/15/2024 40,000 38,717
2.25%, 08/15/2027 40,000 36,384
2.25%, 11/15/2027 40,000 36,183
2.25%, 08/15/2046 50,000 29,955
2.25%, 08/15/2049 50,000 29,203
2.25%, 02/15/2052 50,000 28,779
2.38%, 02/29/2024 40,000 39,591
2.38%, 11/15/2049 40,000 24,031
2.38%, 05/15/2051 50,000 29,783
2.63%, 02/15/2029 40,000 35,816
2.75%, 11/15/2023 40,000 39,959
2.75%, 02/15/2028 40,000 36,753
2.75%, 08/15/2032 40,000 33,838
2.75%, 08/15/2042 40,000 27,995
2.75%, 08/15/2047 45,000 29,651
2.88%, 07/31/2025 40,000 38,486
2.88%, 08/15/2028 40,000 36,614
2.88%, 05/15/2032 40,000 34,323
2.88%, 05/15/2049 45,000 30,201
2.88%, 05/15/2052 45,000 30,029
3.00%, 09/30/2025 40,000 38,475
3.00%, 11/15/2045 45,000 31,621
3.00%, 08/15/2048 45,000 30,996
3.00%, 08/15/2052 45,000 30,867
3.13%, 11/15/2028 40,000 36,883
3.38%, 05/15/2033 40,000 35,369
3.50%, 02/15/2033 40,000 35,806
3.63%, 02/15/2044 40,000 31,764
3.63%, 02/15/2053 40,000 31,169

Schedule of Investments
Core Fixed Income Fund
October 31, 2023
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
3.63%, 05/15/2053 $ 40,000 $ 31,181
3.75%, 11/15/2043 40,000 32,464
4.00%, 11/15/2052 40,000 33,428
4.13%, 11/15/2032 35,000 32,974
$ 2,002,113
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 4,231,278
Total Investments $ 9,658,486
Other Assets and Liabilities -  (0.02)% (1,841)
TOTAL NET ASSETS - 100.00% $ 9,656,645
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $6,807 or
0.07% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(e) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $820,330 or 8.49% of net assets.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $6,474 or 0.07% of net assets.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(i) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(j) Security purchased on a when-issued basis.
(k) Non-income producing security
Portfolio Summary
Sector Percent
Mortgage Securities 23 .09%
Financial 20 .80%
Government 20 .73%
Utilities 8 .36%
Consumer, Non-cyclical 5 .31%
Asset Backed Securities 5 .20%
Communications 3 .99%
Industrial 2 .98%
Energy 2 .84%
Consumer, Cyclical 2 .46%
Money Market Funds 1 .85%
Technology 1 .65%
Basic Materials 0 .76%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales October 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.27% $ — $ 2,033,692 $ 1,856,399 $ 177,293
Principal Government Money Market Fund - Institutional Class 5.22% 239,007 379,839 618,846 —
$ 239,007 $ 2,413,531 $ 2,475,245 $ 177,293
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.27% $ 14,570 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.22% 1,238 — — —
$ 15,808 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Trailer Bridge Inc 05/07/2012-05/28/2019 $ 21,314 $ 20,193 0.21%
Total $ 20,193 0.21%
Amounts in thousands.

Schedule of Investments
Core Plus Bond Fund
October 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 2 .46 % Shares Held Value (000's)
Money Market Funds - 2 .46%
BlackRock Liquidity FedFund - Institutional Class
5.24%
(a),(b)
2,979,583 $ 2,980
Principal Government Money Market Fund - Class
R-6 5.27%
(a),(c)
10,531,128 10,531
$ 13,511
TOTAL INVESTMENT COMPANIES $ 13,511
COMMON STOCKS - 0 .02 % Shares Held Value (000's)
Diversified Financial Services - 0 .00%
Avation PLC - Warrants
(d)
3,500 $ 1
Oil & Gas - 0 .01%
Mesquite Energy Inc
(d),(e)
407 29
Retail - 0 .01%
Claire's Holdings LLC
(d)
232 78
TOTAL COMMON STOCKS $ 108
PREFERRED STOCKS - 0 .61 % Shares Held Value (000's)
Sovereign - 0 .61%
CoBank ACB 6.20%, 01/01/2025
(f)
35,000 $ 3,379
3 Month USD LIBOR + 3.74%
TOTAL PREFERRED STOCKS $ 3,379
BONDS - 61 .20%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1 .93%
Boeing Co/The
1.95%, 02/01/2024 $ 3,190 $ 3,157
2.20%, 02/04/2026 2,780 2,554
3.75%, 02/01/2050 625 398
4.88%, 05/01/2025 845 830
Bombardier Inc
7.13%, 06/15/2026
(g)
146 140
L3Harris Technologies Inc
5.40%, 01/15/2027 625 614
Lockheed Martin Corp
5.70%, 11/15/2054 455 426
RTX Corp
4.13%, 11/16/2028 1,700 1,561
TransDigm Inc
4.88%, 05/01/2029
(h)
120 104
6.25%, 03/15/2026
(g)
20 20
7.50%, 03/15/2027 165 165
Triumph Group Inc
7.75%, 08/15/2025 165 157
9.00%, 03/15/2028
(g)
495 481
$ 10,607
Agriculture - 0 .34%
BAT International Finance PLC
5.93%, 02/02/2029 465 452
Cargill Inc
4.88%, 10/10/2025
(g)
865 856
Reynolds American Inc
5.70%, 08/15/2035 635 544
$ 1,852
Airlines - 0 .27%
American Airlines 2021-1 Class B Pass Through
Trust
3.95%, 01/11/2032 27 23
American Airlines Inc/AAdvantage Loyalty IP Ltd
5.75%, 04/20/2029
(g)
40 36
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(g)
571 555
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(g)
265 196
Southwest Airlines Co
5.25%, 05/04/2025 605 597
United Airlines Inc
4.38%, 04/15/2026
(g)
75 70
$ 1,477
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities - 8 .34%
Ally Auto Receivables Trust 2022-2
4.62%, 10/15/2025 $ 1,255 $ 1,250
Ally Auto Receivables Trust 2023-1
5.46%, 05/15/2028 1,360 1,352
AmeriCredit Automobile Receivables Trust 2022-2
6.47%, 12/18/2025 921 922
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.15%
Americredit Automobile Receivables Trust 2023-1
5.84%, 10/19/2026 2,158 2,153
AmeriCredit Automobile Receivables Trust 2023-2
6.19%, 04/19/2027 1,815 1,813
Capital One Prime Auto Receivables Trust 2022-1
2.71%, 06/16/2025 468 465
Carmax Auto Owner Trust 2023-2
5.50%, 06/15/2026 1,400 1,395
Ford Credit Auto Owner Trust 2022-C
5.84%, 04/15/2025 1,068 1,068
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.52%
Ford Credit Auto Owner Trust 2023-A
5.14%, 03/15/2026 1,848 1,839
GM Financial Automobile Leasing Trust 2023-1
5.27%, 06/20/2025 808 806
GM Financial Automobile Leasing Trust 2023-3
5.38%, 11/20/2026 2,180 2,160
GM Financial Consumer Automobile Receivables
Trust 2023-1
5.19%, 03/16/2026 745 742
GM Financial Consumer Automobile Receivables
Trust 2023-2
5.10%, 05/18/2026 1,155 1,149
GM Financial Consumer Automobile Receivables
Trust 2023-3
5.45%, 06/16/2028 790 786
Hyundai Auto Lease Securitization Trust 2022-B
5.94%, 10/15/2024
(g)
112 112
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.62%
Hyundai Auto Receivables Trust 2023-A
5.19%, 12/15/2025 1,298 1,293
Mercedes-Benz Auto Receivables Trust 2023-2
5.92%, 11/16/2026 1,950 1,950
Nissan Auto Lease Trust 2023-B
5.69%, 07/15/2026 1,700 1,692
Nissan Auto Receivables 2022-B Owner Trust
4.50%, 08/15/2025 1,283 1,277
Santander Drive Auto Receivables Trust 2022-7
5.81%, 01/15/2026 536 535
Santander Drive Auto Receivables Trust 2023-1
5.36%, 05/15/2026 1,059 1,058
Santander Drive Auto Receivables Trust 2023-3
5.61%, 10/15/2027 3,530 3,507
Santander Drive Auto Receivables Trust 2023-4
5.73%, 04/17/2028 3,170 3,153
6.18%, 02/16/2027 2,640 2,639
Santander Drive Auto Receivables Trust 2023-5
6.31%, 07/15/2027 3,395 3,394
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031
(g)
2,465 2,416
Toyota Auto Receivables 2022-B Owner Trust
5.81%, 01/15/2025 232 232
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.49%
Volkswagen Auto Lease Trust 2023-A
5.87%, 01/20/2026 1,790 1,788
World Omni Auto Receivables Trust 2021-A
0.30%, 01/15/2026 488 476

Schedule of Investments
Core Plus Bond Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
World Omni Auto Receivables Trust 2023-C
5.15%, 11/15/2028 $ 2,510 $ 2,473
$ 45,895
Automobile Manufacturers - 0 .62%
BMW US Capital LLC
5.30%, 08/11/2025
(g)
550 548
Ford Motor Co
3.25%, 02/12/2032 530 400
9.63%, 04/22/2030 20 22
Ford Motor Credit Co LLC
3.38%, 11/13/2025 470 439
General Motors Financial Co Inc
1.20%, 10/15/2024 475 452
1.25%, 01/08/2026 1,100 986
Mercedes-Benz Finance North America LLC
4.80%, 03/30/2028
(g)
600 577
$ 3,424
Automobile Parts & Equipment - 0 .05%
Dana Inc
5.38%, 11/15/2027 155 143
Tenneco Inc
8.00%, 11/17/2028
(g)
195 156
$ 299
Banks - 9 .51%
Banco Santander SA
2.75%, 05/28/2025 1,600 1,508
Bank of America Corp
1.66%, 03/11/2027
(i)
1,250 1,118
Secured Overnight Financing Rate + 0.91%
1.73%, 07/22/2027
(i)
1,900 1,677
Secured Overnight Financing Rate + 0.96%
2.48%, 09/21/2036
(i)
2,600 1,853
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
2.68%, 06/19/2041
(i)
1,635 997
Secured Overnight Financing Rate + 1.93%
2.69%, 04/22/2032
(i)
861 660
Secured Overnight Financing Rate + 1.32%
3.85%, 03/08/2037
(i)
200 158
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.18%, 11/25/2027 750 690
4.20%, 08/26/2024 435 428
4.83%, 07/22/2026
(i)
1,000 974
Secured Overnight Financing Rate + 1.75%
Bank of Montreal
5.72%, 09/25/2028 580 568
Bank of New York Mellon Corp/The
4.97%, 04/26/2034
(i)
875 785
Secured Overnight Financing Rate + 1.61%
Barclays PLC
2.28%, 11/24/2027
(i)
500 438
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
2.85%, 05/07/2026
(i)
1,100 1,038
Secured Overnight Financing Rate + 2.71%
5.20%, 05/12/2026 500 478
6.50%, 09/13/2027
(i)
450 446
Secured Overnight Financing Rate + 1.88%
BNP Paribas SA
2.22%, 06/09/2026
(g),(i)
800 747
Secured Overnight Financing Rate + 2.07%
Canadian Imperial Bank of Commerce
6.09%, 10/03/2033 360 347
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc
3.11%, 04/08/2026
(i)
$ 1,125 $ 1,074
Secured Overnight Financing Rate + 2.84%
3.20%, 10/21/2026 650 599
3.79%, 03/17/2033
(i)
1,275 1,035
Secured Overnight Financing Rate + 1.94%
5.61%, 09/29/2026
(i)
1,195 1,180
Secured Overnight Financing Rate + 1.55%
Credit Suisse AG/New York NY
2.95%, 04/09/2025 2,585 2,454
Goldman Sachs Group Inc/The
3.63%, 02/20/2024 1,425 1,414
3.85%, 01/26/2027 2,403 2,238
5.70%, 11/01/2024 315 314
5.80%, 08/10/2026
(i)
500 495
Secured Overnight Financing Rate + 1.08%
HSBC Holdings PLC
4.25%, 03/14/2024 840 832
JPMorgan Chase & Co
2.08%, 04/22/2026
(i)
1,435 1,349
Secured Overnight Financing Rate + 1.85%
4.60%, 02/01/2025
(f),(i)
390 363
CME Term Secured Overnight Financing
Rate 3 Month + 3.13%
4.91%, 07/25/2033
(i)
2,055 1,846
Secured Overnight Financing Rate + 2.08%
5.35%, 06/01/2034
(i)
500 461
Secured Overnight Financing Rate + 1.85%
6.07%, 10/22/2027
(i)
675 674
Secured Overnight Financing Rate + 1.33%
6.09%, 10/23/2029
(i)
675 671
Secured Overnight Financing Rate + 1.57%
KeyBank NA/Cleveland OH
4.15%, 08/08/2025 250 232
Lloyds Banking Group PLC
3.87%, 07/09/2025
(i)
1,900 1,866
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
Morgan Stanley
0.99%, 12/10/2026
(i)
4,490 3,996
Secured Overnight Financing Rate + 0.72%
2.48%, 09/16/2036
(i)
1,140 806
Secured Overnight Financing Rate + 1.36%
4.35%, 09/08/2026 3,500 3,311
5.00%, 11/24/2025 995 972
PNC Financial Services Group Inc/The
6.88%, 10/20/2034
(i)
175 175
Secured Overnight Financing Rate + 2.28%
Santander UK Group Holdings PLC
1.09%, 03/15/2025
(i)
1,175 1,147
Secured Overnight Financing Rate + 0.79%
Standard Chartered PLC
2.82%, 01/30/2026
(g),(i)
430 409
3 Month USD LIBOR + 1.21%
State Street Corp
4.82%, 01/26/2034
(i)
270 239
Secured Overnight Financing Rate + 1.57%
Toronto-Dominion Bank/The
4.69%, 09/15/2027 1,000 952
Truist Financial Corp
5.90%, 10/28/2026
(i)
560 551
Secured Overnight Financing Rate + 1.63%
7.16%, 10/30/2029
(i)
290 292
Secured Overnight Financing Rate + 2.45%

Schedule of Investments
Core Plus Bond Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
UBS Group AG
1.36%, 01/30/2027
(g),(i)
$ 460 $ 408
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.08%
2.19%, 06/05/2026
(g),(i)
750 698
Secured Overnight Financing Rate + 2.04%
4.75%, 05/12/2028
(g),(i)
320 301
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%
UniCredit SpA
1.98%, 06/03/2027
(g),(i)
600 529
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
Wells Fargo & Co
3.75%, 01/24/2024 500 497
4.61%, 04/25/2053
(i)
985 726
Secured Overnight Financing Rate + 2.13%
4.90%, 07/25/2033
(i)
45 40
Secured Overnight Financing Rate + 2.10%
5.56%, 07/25/2034
(i)
675 618
Secured Overnight Financing Rate + 1.99%
Westpac Banking Corp
4.11%, 07/24/2034
(i)
125 106
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 2,160 1,579
$ 52,359
Beverages - 1 .04%
Anheuser-Busch InBev Worldwide Inc
4.38%, 04/15/2038 1,260 1,042
4.60%, 04/15/2048 955 774
Constellation Brands Inc
3.60%, 02/15/2028 1,095 1,002
3.70%, 12/06/2026 1,140 1,070
4.75%, 05/09/2032 955 859
PepsiCo Inc
1.40%, 02/25/2031 300 225
1.95%, 10/21/2031 500 384
3.90%, 07/18/2032 300 266
4.20%, 07/18/2052 140 108
$ 5,730
Biotechnology - 0 .38%
Amgen Inc
5.15%, 03/02/2028 530 517
5.25%, 03/02/2030 490 470
5.60%, 03/02/2043 290 259
CSL Finance PLC
4.75%, 04/27/2052
(g)
1,040 833
$ 2,079
Building Materials - 0 .32%
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/2028
(g),(h)
315 298
Builders FirstSource Inc
4.25%, 02/01/2032
(g)
375 299
Cemex SAB de CV
9.13%, 03/14/2028
(f),(g),(i)
525 538
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.16%
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(g)
699 646
$ 1,781
Chemicals - 0 .29%
Consolidated Energy Finance SA
5.63%, 10/15/2028
(g)
365 300
6.50%, 05/15/2026
(g)
150 136
Ecolab Inc
2.70%, 12/15/2051 1,070 587
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Element Solutions Inc
3.88%, 09/01/2028
(g)
$ 317 $ 270
Olympus Water US Holding Corp
4.25%, 10/01/2028
(g)
375 299
$ 1,592
Commercial Mortgage Backed Securities - 3 .20%
Benchmark 2021-B25 Mortgage Trust
2.58%, 04/15/2054 500 370
BX Commercial Mortgage Trust 2021-XL2
6.14%, 10/15/2038
(g)
2,314 2,257
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.80%
CAMB Commercial Mortgage Trust 2019-LIFE
6.45%, 12/15/2037
(g)
2,550 2,531
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.12%
Citigroup Commercial Mortgage Trust 2019-C7
3.10%, 12/15/2072 1,500 1,247
COMM 2013-CCRE6 Mortgage Trust
3.86%, 03/10/2046
(g),(j)
464 315
GS Mortgage Securities Trust 2013-GC16
5.09%, 11/10/2046
(j)
285 279
GS Mortgage Securities Trust 2020-GSA2
2.01%, 12/12/2053 3,600 2,678
JPMBB Commercial Mortgage Securities Trust
2014-C19
0.56%, 04/15/2047
(j),(k)
9,111 10
JPMBB Commercial Mortgage Securities Trust
2014-C24
0.84%, 11/15/2047
(j),(k)
6,692 28
LB-UBS Commercial Mortgage Trust 2005-C3
0.56%, 07/15/2040
(g),(j),(k)
948 1
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16
0.87%, 06/15/2047
(j),(k)
10,733 15
ORL Trust 2023-GLKS
7.68%, 10/15/2028
(g)
1,650 1,646
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.35%
SMRT 2022-MINI
6.33%, 01/15/2039
(g)
1,700 1,651
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.00%
SREIT Trust 2021-MFP
6.18%, 11/15/2038
(g)
2,575 2,519
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.85%
SREIT Trust 2021-MFP2
6.27%, 11/15/2036
(g)
1,000 981
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.94%
TPGI Trust 2021-DGWD
6.15%, 06/15/2026
(g)
1,113 1,092
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
$ 17,620
Commercial Services - 0 .62%
Albion Financing 1 SARL / Aggreko Holdings Inc
6.13%, 10/15/2026
(g)
395 365
Garda World Security Corp
4.63%, 02/15/2027
(g)
130 116
PayPal Holdings Inc
3.25%, 06/01/2050 900 553
3.90%, 06/01/2027 800 760

Schedule of Investments
Core Plus Bond Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Prime Security Services Borrower LLC / Prime
Finance Inc
3.38%, 08/31/2027
(g)
$ 225 $ 198
6.25%, 01/15/2028
(g)
190 176
United Rentals North America Inc
3.88%, 02/15/2031 125 103
4.88%, 01/15/2028 249 231
WASH Multifamily Acquisition Inc
5.75%, 04/15/2026
(g)
505 467
Williams Scotsman Inc
6.13%, 06/15/2025
(g)
201 198
ZipRecruiter Inc
5.00%, 01/15/2030
(g)
300 234
$ 3,401
Computers - 0 .53%
Apple Inc
4.65%, 02/23/2046 1,000 853
Dell International LLC / EMC Corp
3.38%, 12/15/2041 350 226
6.10%, 07/15/2027 1,220 1,223
NCR Voyix Corp
5.13%, 04/15/2029
(g)
370 318
Seagate HDD Cayman
8.50%, 07/15/2031
(g),(h)
25 26
9.63%, 12/01/2032
(g)
259 276
$ 2,922
Consumer Products - 0 .08%
Kronos Acquisition Holdings Inc / KIK Custom
Products Inc
5.00%, 12/31/2026
(g)
465 421
Credit Card Asset Backed Securities - 6 .12%
American Express Credit Account Master Trust
0.90%, 11/15/2026 11,910 11,315
BA Credit Card Trust
0.34%, 05/15/2026 2,185 2,172
Barclays Dryrock Issuance Trust
0.63%, 07/15/2027 1,900 1,813
3.07%, 02/15/2028 4,300 4,131
Capital One Multi-Asset Execution Trust
0.55%, 07/15/2026 1,690 1,627
1.04%, 11/15/2026 4,360 4,149
Discover Card Execution Note Trust
1.96%, 02/15/2027 7,090 6,746
3.56%, 07/15/2027 1,795 1,730
$ 33,683
Diversified Financial Services - 2 .36%
AerCap Holdings NV
5.88%, 10/10/2079
(i)
355 333
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
2.45%, 10/29/2026 1,275 1,134
3.00%, 10/29/2028 1,345 1,133
3.15%, 02/15/2024 2,825 2,797
6.10%, 01/15/2027 550 541
Air Lease Corp
1.88%, 08/15/2026 1,325 1,172
2.88%, 01/15/2026 1,195 1,109
Ally Financial Inc
5.80%, 05/01/2025
(h)
505 494
Aviation Capital Group LLC
1.95%, 09/20/2026
(g)
1,850 1,611
Charles Schwab Corp/The
5.88%, 08/24/2026 425 422
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Credit Acceptance Corp
5.13%, 12/31/2024
(g)
$ 285 $ 276
6.63%, 03/15/2026
(h)
350 332
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%; 09/15/2024
(g),(j),(l)
382 345
GN Bondco LLC
9.50%, 10/15/2031
(g)
15 15
ILFC E-Capital Trust II
7.46%, 12/21/2065
(g)
155 115
CME Term Secured Overnight Financing
Rate 3 Month + 2.06%
Macquarie Airfinance Holdings Ltd
8.13%, 03/30/2029
(g)
75 74
8.38%, 05/01/2028
(g)
230 229
OneMain Finance Corp
3.50%, 01/15/2027 145 122
4.00%, 09/15/2030 65 48
6.63%, 01/15/2028 70 64
6.88%, 03/15/2025 395 390
SLM Corp
3.13%, 11/02/2026 290 252
$ 13,008
Electric - 3 .78%
Abu Dhabi National Energy Co PJSC
4.70%, 04/24/2033
(g)
200 184
Ameren Illinois Co
3.85%, 09/01/2032 189 161
Avangrid Inc
3.20%, 04/15/2025 1,115 1,067
CenterPoint Energy Inc
5.25%, 08/10/2026
(h)
1,000 985
Clearway Energy Operating LLC
3.75%, 02/15/2031
(g)
140 109
3.75%, 01/15/2032
(g)
130 98
4.75%, 03/15/2028
(g)
170 152
CMS Energy Corp
3.00%, 05/15/2026 275 257
4.70%, 03/31/2043 110 86
Commonwealth Edison Co
4.00%, 03/01/2049 405 288
Dominion Energy Inc
3.07%, 08/15/2024
(j)
1,500 1,464
DTE Electric Co
3.65%, 03/01/2052 135 88
3.95%, 03/01/2049 100 70
DTE Energy Co
4.22%, 11/01/2024
(j)
1,000 981
Duke Energy Carolinas LLC
3.55%, 03/15/2052 225 143
3.75%, 06/01/2045 500 340
Edison International
4.70%, 08/15/2025 432 420
Elwood Energy LLC
8.16%, 07/05/2026 30 26
Eversource Energy
5.45%, 03/01/2028 535 522
FirstEnergy Corp
2.25%, 09/01/2030 640 494
Florida Power & Light Co
4.05%, 10/01/2044 615 458
ITC Holdings Corp
3.65%, 06/15/2024 500 492
4.95%, 09/22/2027
(g)
470 454
Korea Electric Power Corp
5.38%, 04/06/2026
(g)
250 249
Louisville Gas and Electric Co
5.45%, 04/15/2033 309 295

Schedule of Investments
Core Plus Bond Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Monongahela Power Co
3.55%, 05/15/2027
(g)
$ 715 $ 658
National Rural Utilities Cooperative Finance Corp
5.45%, 10/30/2025 360 359
NextEra Energy Capital Holdings Inc
4.45%, 06/20/2025 400 390
5.75%, 09/01/2025 475 473
6.05%, 03/01/2025 105 105
NextEra Energy Operating Partners LP
4.25%, 07/15/2024
(g)
65 64
Northern States Power Co/MN
5.10%, 05/15/2053 350 296
NRG Energy Inc
3.88%, 02/15/2032
(g)
380 282
NSTAR Electric Co
4.95%, 09/15/2052 45 37
Oncor Electric Delivery Co LLC
4.95%, 09/15/2052 160 131
Oryx Funding Ltd
5.80%, 02/03/2031 200 185
Pacific Gas and Electric Co
1.70%, 11/15/2023 50 50
4.20%, 06/01/2041 535 356
PECO Energy Co
4.38%, 08/15/2052 248 186
Perusahaan Perseroan Persero PT Perusahaan Listrik
Negara
3.88%, 07/17/2029
(g)
500 441
Public Service Co of Colorado
4.50%, 06/01/2052 132 97
Public Service Enterprise Group Inc
5.85%, 11/15/2027 450 448
San Diego Gas & Electric Co
4.95%, 08/15/2028 500 482
Southern California Edison Co
3.65%, 02/01/2050 810 515
4.20%, 03/01/2029 460 423
4.88%, 03/01/2049 500 388
5.65%, 10/01/2028 450 446
Southern Co/The
4.85%, 06/15/2028 1,450 1,385
5.50%, 03/15/2029 500 490
Tucson Electric Power Co
4.85%, 12/01/2048 100 76
Vistra Corp
7.00%, 12/15/2026
(f),(g),(i)
160 146
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.74%
Vistra Operations Co LLC
4.38%, 05/01/2029
(g)
345 293
WEC Energy Group Inc
4.75%, 01/09/2026 400 390
5.00%, 09/27/2025 574 566
5.15%, 10/01/2027 417 407
5.60%, 09/12/2026 365 363
$ 20,811
Electrical Components & Equipment - 0 .11%
WESCO Distribution Inc
7.13%, 06/15/2025
(g)
250 250
7.25%, 06/15/2028
(g)
365 363
$ 613
Electronics - 0 .07%
Sensata Technologies BV
4.00%, 04/15/2029
(g)
405 345
Sensata Technologies Inc
3.75%, 02/15/2031
(g)
39 31
$ 376
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Engineering & Construction - 0 .20%
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(g)
$ 795 $ 636
Sitios Latinoamerica SAB de CV
5.38%, 04/04/2032
(g)
575 484
$ 1,120
Entertainment - 0 .72%
Boyne USA Inc
4.75%, 05/15/2029
(g)
340 296
Caesars Entertainment Inc
6.25%, 07/01/2025
(g)
335 330
CCM Merger Inc
6.38%, 05/01/2026
(g)
255 241
CDI Escrow Issuer Inc
5.75%, 04/01/2030
(g)
525 469
Cinemark USA Inc
5.25%, 07/15/2028
(g),(h)
370 320
8.75%, 05/01/2025
(g)
99 100
International Game Technology PLC
5.25%, 01/15/2029
(g)
445 405
Warnermedia Holdings Inc
3.76%, 03/15/2027 1,025 944
4.28%, 03/15/2032 425 352
5.05%, 03/15/2042 505 374
5.14%, 03/15/2052 205 145
$ 3,976
Environmental Control - 0 .30%
Madison IAQ LLC
4.13%, 06/30/2028
(g)
400 334
Waste Connections Inc
2.20%, 01/15/2032 545 410
4.20%, 01/15/2033 400 347
Waste Management Inc
4.63%, 02/15/2030 600 564
$ 1,655
Food - 1 .55%
Albertsons Cos Inc / Safeway Inc / New Albertsons
LP / Albertsons LLC
3.50%, 03/15/2029
(g)
300 256
4.63%, 01/15/2027
(g)
280 262
B&G Foods Inc
5.25%, 04/01/2025 47 45
Bimbo Bakeries USA Inc
6.40%, 01/15/2034
(g),(m)
250 250
JBS USA LUX SA / JBS USA Food Co / JBS USA
Finance Inc
4.38%, 02/02/2052 1,421 868
5.13%, 02/01/2028 975 916
Kraft Heinz Foods Co
3.75%, 04/01/2030 220 193
4.88%, 10/01/2049 1,180 924
Mars Inc
4.55%, 04/20/2028
(g)
550 528
4.75%, 04/20/2033
(g)
875 803
Nestle Holdings Inc
4.13%, 10/01/2027
(g)
700 672
Pilgrim's Pride Corp
3.50%, 03/01/2032 180 137
4.25%, 04/15/2031 2,360 1,944
Post Holdings Inc
4.50%, 09/15/2031
(g)
320 259
4.63%, 04/15/2030
(g)
35 29
Sysco Corp
3.30%, 07/15/2026 475 444
$ 8,530
Forest Products & Paper - 0 .04%
Inversiones CMPC SA
6.13%, 06/23/2033
(g)
250 235

Schedule of Investments
Core Plus Bond Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Gas - 0 .20%
NiSource Inc
0.95%, 08/15/2025 $ 1,000 $ 913
5.25%, 03/30/2028 180 175
$ 1,088
Healthcare - Products - 0 .15%
Abbott Laboratories
1.40%, 06/30/2030
(h)
325 252
Boston Scientific Corp
3.45%, 03/01/2024 344 341
4.55%, 03/01/2039 297 246
$ 839
Healthcare - Services - 0 .88%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(g)
295 263
Centene Corp
2.63%, 08/01/2031 2,345 1,761
4.25%, 12/15/2027 405 373
CHS/Community Health Systems Inc
8.00%, 03/15/2026
(g)
130 119
HCA Inc
3.13%, 03/15/2027 935 844
3.50%, 07/15/2051 470 272
Tenet Healthcare Corp
6.13%, 06/15/2030 310 287
6.75%, 05/15/2031
(g)
70 66
UnitedHealth Group Inc
4.75%, 05/15/2052 715 572
5.88%, 02/15/2053 320 303
$ 4,860
Home Builders - 0 .18%
Adams Homes Inc
9.25%, 10/15/2028
(g)
205 198
Beazer Homes USA Inc
6.75%, 03/15/2025 130 129
Forestar Group Inc
3.85%, 05/15/2026
(g)
55 49
5.00%, 03/01/2028
(g)
380 333
Lennar Corp
4.75%, 05/30/2025 300 294
$ 1,003
Home Equity Asset Backed Securities - 0 .05%
First NLC Trust 2005-1
3.49%, 05/25/2035 168 140
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.61%
Saxon Asset Securities Trust 2004-1
1.92%, 03/25/2035 207 107
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.81%
$ 247
Insurance - 0 .81%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(g)
360 295
7.00%, 11/15/2025
(g)
225 218
American International Group Inc
3.90%, 04/01/2026 43 41
Arch Capital Group Ltd
3.64%, 06/30/2050 835 531
Arthur J Gallagher & Co
3.50%, 05/20/2051 810 489
5.50%, 03/02/2033 100 93
6.50%, 02/15/2034
(m)
200 199
Chubb INA Holdings Inc
3.35%, 05/03/2026 619 586
Corebridge Financial Inc
4.40%, 04/05/2052 555 381
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Markel Group Inc
4.30%, 11/01/2047 $ 350 $ 245
MassMutual Global Funding II
4.15%, 08/26/2025
(g)
1,140 1,109
MetLife Inc
5.00%, 07/15/2052 350 283
$ 4,470
Internet - 0 .33%
Alibaba Group Holding Ltd
2.13%, 02/09/2031 450 345
Amazon.com Inc
3.10%, 05/12/2051 675 418
4.55%, 12/01/2027 500 487
Meta Platforms Inc
4.45%, 08/15/2052 390 295
Netflix Inc
4.88%, 04/15/2028 150 144
5.88%, 11/15/2028
(h)
120 120
$ 1,809
Investment Companies - 0 .21%
Blackstone Private Credit Fund
4.70%, 03/24/2025 610 591
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029
(g)
360 307
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 105 81
4.75%, 09/15/2024 165 158
$ 1,137
Iron & Steel - 0 .13%
Nucor Corp
3.85%, 04/01/2052 200 135
Vale Overseas Ltd
6.13%, 06/12/2033 605 569
$ 704
Leisure Products & Services - 0 .19%
Carnival Holdings Bermuda Ltd
10.38%, 05/01/2028
(g)
75 80
Life Time Inc
5.75%, 01/15/2026
(g)
470 455
NCL Corp Ltd
3.63%, 12/15/2024
(g)
85 81
5.88%, 02/15/2027
(g)
160 147
NCL Finance Ltd
6.13%, 03/15/2028
(g)
195 163
Royal Caribbean Cruises Ltd
5.38%, 07/15/2027
(g)
110 101
$ 1,027
Lodging - 0 .59%
Marriott International Inc/MD
2.75%, 10/15/2033 1,200 879
3.60%, 04/15/2024 695 687
5.00%, 10/15/2027 285 275
Sands China Ltd
3.75%, 08/08/2031 495 375
4.30%, 01/08/2026 350 324
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp
5.25%, 05/15/2027
(g),(h)
555 513
Wynn Macau Ltd
5.63%, 08/26/2028
(g)
200 168
$ 3,221
Machinery - Diversified - 0 .30%
Ingersoll Rand Inc
5.40%, 08/14/2028 1,000 974
Maxim Crane Works Holdings Capital LLC
11.50%, 09/01/2028
(g)
340 332

Schedule of Investments
Core Plus Bond Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified (continued)
Westinghouse Air Brake Technologies Corp
3.20%, 06/15/2025 $ 355 $ 338
$ 1,644
Media - 0 .70%
AMC Networks Inc
4.75%, 08/01/2025 501 456
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(g)
654 524
Comcast Corp
5.50%, 11/15/2032 1,250 1,204
CSC Holdings LLC
4.50%, 11/15/2031
(g)
200 132
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(g)
75 66
DISH DBS Corp
7.38%, 07/01/2028 380 215
DISH Network Corp
11.75%, 11/15/2027
(g)
310 307
Paramount Global
4.75%, 05/15/2025 103 101
Sirius XM Radio Inc
4.00%, 07/15/2028
(g)
435 370
UPC Holding BV
5.50%, 01/15/2028
(g)
345 301
Ziggo Bond Co BV
6.00%, 01/15/2027
(g)
210 192
$ 3,868
Mining - 0 .24%
Glencore Funding LLC
6.13%, 10/06/2028
(g)
550 545
Hudbay Minerals Inc
4.50%, 04/01/2026
(g)
220 205
6.13%, 04/01/2029
(g)
110 98
IAMGOLD Corp
5.75%, 10/15/2028
(g)
175 138
New Gold Inc
7.50%, 07/15/2027
(g)
180 169
Novelis Corp
4.75%, 01/30/2030
(g)
40 34
Taseko Mines Ltd
7.00%, 02/15/2026
(g)
130 118
$ 1,307
Miscellaneous Manufacturers - 0 .06%
Parker-Hannifin Corp
4.25%, 09/15/2027 360 341
Mortgage Backed Securities - 1 .76%
Fannie Mae REMIC Trust 2005-W2
5.41%, 05/25/2035 8 8
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.31%
Fannie Mae REMICS
0.61%, 08/25/2049
(k)
6,621 527
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
0.66%, 08/25/2043
(k)
1,371 110
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.99%
0.71%, 12/25/2042
(k)
5,052 433
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
0.71%, 01/25/2048
(k)
1,844 175
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
3.00%, 04/25/2027
(k)
528 19
3.00%, 09/25/2050
(k)
2,174 326
3.50%, 09/25/2027
(k)
806 35
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Fannie Mae REMICS   (continued)
3.50%, 11/25/2027
(k)
$ 215 $ 9
3.50%, 05/25/2028
(k)
208 7
4.00%, 04/25/2043
(k)
163 13
Freddie Mac REMICS
0.62%, 10/15/2046
(k)
3,033 215
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
0.71%, 06/25/2050
(k)
2,629 225
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
1.22%, 05/15/2026
(k)
3 —
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.54%
2.00%, 02/15/2036 76 72
3.00%, 05/15/2027
(k)
445 14
3.00%, 10/15/2027
(k)
150 6
3.00%, 02/15/2029
(k)
819 26
3.50%, 02/15/2028
(k)
434 17
3.50%, 01/15/2040
(k)
230 3
3.50%, 03/15/2041
(k)
812 44
5.88%, 05/15/2049 2,580 2,457
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.56%
Ginnie Mae
0.18%, 04/20/2052
(k)
2,692 188
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.50%
0.60%, 11/20/2040
(k)
1,308 102
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%
0.60%, 12/16/2043
(k)
2,912 197
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%
0.60%, 05/20/2046
(k)
305 26
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%
0.70%, 08/20/2044
(k)
1,101 90
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.04%
0.70%, 03/20/2047
(k)
1,323 119
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.04%
0.75%, 10/20/2045
(k)
1,074 97
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
0.75%, 08/20/2047
(k)
531 48
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
0.75%, 08/20/2047
(k)
4,271 487
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
0.75%, 08/20/2047
(k)
1,548 125
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
0.75%, 11/20/2047
(k)
769 69
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
0.80%, 06/20/2045
(k)
1,445 131
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.14%
0.80%, 10/20/2047
(k)
1,240 116
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.14%
0.85%, 08/20/2050
(k)
2,734 271
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%

Schedule of Investments
Core Plus Bond Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae   (continued)
0.85%, 09/20/2050
(k)
$ 2,930 $ 290
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
0.85%, 11/20/2050
(k)
1,888 191
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
0.85%, 08/20/2051
(k)
1,740 168
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
1.10%, 04/20/2041
(k)
540 48
(1.10) x CME Term Secured Overnight
Financing Rate 1 Month + 6.97%
2.50%, 12/20/2050
(k)
2,690 403
3.00%, 07/20/2050
(k)
625 91
3.00%, 11/20/2050
(k)
1,538 231
3.00%, 11/20/2050
(k)
2,282 342
3.00%, 11/20/2050
(k)
2,560 436
3.50%, 01/20/2043
(k)
2,072 304
3.50%, 10/20/2049
(k)
920 149
4.00%, 03/16/2039
(k)
234 6
4.00%, 09/20/2040
(k)
610 39
4.50%, 05/16/2043
(k)
857 155
$ 9,660
Oil & Gas - 1 .08%
Aethon United BR LP / Aethon United Finance Corp
8.25%, 02/15/2026
(g)
775 770
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(g)
275 265
Civitas Resources Inc
8.63%, 11/01/2030
(g)
330 336
Comstock Resources Inc
5.88%, 01/15/2030
(g)
430 368
Continental Resources Inc/OK
3.80%, 06/01/2024 515 507
CrownRock LP / CrownRock Finance Inc
5.63%, 10/15/2025
(g)
265 261
Earthstone Energy Holdings LLC
8.00%, 04/15/2027
(g)
125 127
Ecopetrol SA
8.88%, 01/13/2033 250 240
MEG Energy Corp
7.13%, 02/01/2027
(g)
285 287
Occidental Petroleum Corp
5.55%, 03/15/2026 975 962
5.88%, 09/01/2025 1,010 1,006
Petroleos Mexicanos
6.70%, 02/16/2032 278 205
QatarEnergy
2.25%, 07/12/2031
(g)
300 234
Saudi Arabian Oil Co
3.25%, 11/24/2050
(g)
300 177
Southwestern Energy Co
4.75%, 02/01/2032 245 211
$ 5,956
Oil & Gas Services - 0 .08%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(g)
500 464
Other Asset Backed Securities - 0 .28%
Chase Funding Trust Series 2003-5
6.04%, 07/25/2033 612 578
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.71%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Chase Funding Trust Series 2004-1
5.90%, 12/25/2033 $ 15 $ 14
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.57%
HPEFS Equipment Trust 2022-2
3.15%, 09/20/2029
(g)
952 947
$ 1,539
Packaging & Containers - 0 .33%
Ardagh Packaging Finance PLC / Ardagh Holdings
USA Inc
4.13%, 08/15/2026
(g)
390 344
Canpack SA / Canpack US LLC
3.13%, 11/01/2025
(g)
200 183
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/2029
(g)
225 204
8.75%, 04/15/2030
(g)
160 128
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 356 361
Graphic Packaging International LLC
4.13%, 08/15/2024 125 122
LABL Inc
5.88%, 11/01/2028
(g)
205 174
6.75%, 07/15/2026
(g)
185 170
Mauser Packaging Solutions Holding Co
7.88%, 08/15/2026
(g)
125 117
$ 1,803
Pharmaceuticals - 1 .38%
AbbVie Inc
2.60%, 11/21/2024 550 531
4.05%, 11/21/2039 1,000 781
AdaptHealth LLC
5.13%, 03/01/2030
(g),(h)
395 299
Bausch Health Cos Inc
5.50%, 11/01/2025
(g)
145 125
Becton Dickinson & Co
4.69%, 02/13/2028 1,385 1,326
BellRing Brands Inc
7.00%, 03/15/2030
(g)
275 267
Bristol-Myers Squibb Co
4.13%, 06/15/2039 415 330
Cigna Group/The
4.90%, 12/15/2048 165 132
CVS Health Corp
4.30%, 03/25/2028 98 92
4.88%, 07/20/2035 570 492
5.05%, 03/25/2048 260 204
5.13%, 02/21/2030 600 565
Eli Lilly & Co
4.70%, 02/27/2033 440 413
Jazz Securities DAC
4.38%, 01/15/2029
(g)
285 248
Pfizer Investment Enterprises Pte Ltd
5.11%, 05/19/2043 460 404
Zoetis Inc
3.00%, 09/12/2027 660 600
4.45%, 08/20/2048 1,035 796
$ 7,605
Pipelines - 2 .18%
Antero Midstream Partners LP / Antero Midstream
Finance Corp
5.38%, 06/15/2029
(g)
340 309
5.75%, 03/01/2027
(g)
255 244
Columbia Pipelines Holding Co LLC
6.04%, 08/15/2028
(g)
1,105 1,086
DT Midstream Inc
4.13%, 06/15/2029
(g)
385 331

Schedule of Investments
Core Plus Bond Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Energy Transfer LP
3.75%, 05/15/2030 $ 840 $ 718
4.50%, 04/15/2024 575 571
5.15%, 03/15/2045 1,625 1,258
5.55%, 02/15/2028 1,065 1,034
Enterprise Products Operating LLC
3.13%, 07/31/2029 500 434
4.20%, 01/31/2050 515 377
EQM Midstream Partners LP
6.00%, 07/01/2025
(g)
89 87
7.50%, 06/01/2027
(g)
155 153
Hess Midstream Operations LP
4.25%, 02/15/2030
(g)
450 385
5.63%, 02/15/2026
(g)
345 334
Kinder Morgan Inc
1.75%, 11/15/2026 1,235 1,094
Kinetik Holdings LP
5.88%, 06/15/2030
(g)
245 225
NuStar Logistics LP
5.75%, 10/01/2025 150 145
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 465 428
5.00%, 03/15/2027 275 265
5.75%, 05/15/2024 221 221
Venture Global Calcasieu Pass LLC
3.88%, 11/01/2033
(g)
410 310
Venture Global LNG Inc
8.38%, 06/01/2031
(g)
135 129
9.50%, 02/01/2029
(g)
155 157
Williams Cos Inc/The
4.55%, 06/24/2024 1,225 1,212
5.40%, 03/02/2026 475 470
$ 11,977
Private Equity - 0 .03%
Brookfield Finance Inc
4.00%, 04/01/2024 181 180
REITs - 0 .91%
American Tower Corp
1.30%, 09/15/2025 445 407
5.50%, 03/15/2028 335 324
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(g)
425 374
3.75%, 09/15/2030
(g)
268 192
Invitation Homes Operating Partnership LP
2.30%, 11/15/2028 1,245 1,030
Kimco Realty OP LLC
3.20%, 04/01/2032 515 403
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(g)
373 300
Mid-America Apartments LP
2.88%, 09/15/2051 646 352
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(g)
70 58
5.88%, 10/01/2028
(g)
25 23
7.50%, 06/01/2025
(g)
230 228
VICI Properties LP / VICI Note Co Inc
3.50%, 02/15/2025
(g)
230 219
4.13%, 08/15/2030
(g)
865 714
XHR LP
4.88%, 06/01/2029
(g)
256 217
6.38%, 08/15/2025
(g)
165 160
$ 5,001
Retail - 0 .35%
Abercrombie & Fitch Management Co
8.75%, 07/15/2025
(g)
155 157
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Bath & Body Works Inc
5.25%, 02/01/2028 $ 380 $ 349
6.63%, 10/01/2030
(g)
200 185
9.38%, 07/01/2025
(g)
41 42
Fertitta Entertainment LLC / Fertitta Entertainment
Finance Co Inc
4.63%, 01/15/2029
(g)
345 290
LSF9 Atlantis Holdings LLC / Victra Finance Corp
7.75%, 02/15/2026
(g)
325 293
Patrick Industries Inc
4.75%, 05/01/2029
(g)
125 101
7.50%, 10/15/2027
(g)
260 248
Walmart Inc
4.50%, 04/15/2053 325 264
$ 1,929
Semiconductors - 0 .54%
Broadcom Inc
3.14%, 11/15/2035
(g)
75 53
3.42%, 04/15/2033
(g)
1,905 1,481
NXP BV / NXP Funding LLC
5.35%, 03/01/2026 1,000 984
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025 135 128
3.15%, 05/01/2027 140 127
Skyworks Solutions Inc
1.80%, 06/01/2026 235 210
$ 2,983
Software - 1 .69%
Fidelity National Information Services Inc
4.50%, 07/15/2025 1,000 977
Fiserv Inc
3.20%, 07/01/2026 1,000 934
4.40%, 07/01/2049 500 363
Intuit Inc
5.50%, 09/15/2053 300 273
Microsoft Corp
2.53%, 06/01/2050 750 429
Open Text Corp
3.88%, 02/15/2028
(g)
115 100
3.88%, 12/01/2029
(g)
320 262
Oracle Corp
2.50%, 04/01/2025 270 258
2.80%, 04/01/2027 525 475
3.95%, 03/25/2051 670 435
6.15%, 11/09/2029 370 371
Salesforce Inc
3.70%, 04/11/2028 505 473
Take-Two Interactive Software Inc
3.55%, 04/14/2025 955 923
4.00%, 04/14/2032 410 351
4.95%, 03/28/2028 250 240
VMware Inc
1.40%, 08/15/2026 1,500 1,321
1.80%, 08/15/2028 1,360 1,122
$ 9,307
Sovereign - 0 .60%
Brazilian Government International Bond
3.88%, 06/12/2030 645 554
Chile Government International Bond
4.95%, 01/05/2036 300 266
Hungary Government International Bond
6.13%, 05/22/2028
(g)
350 347
Mexico Government International Bond
4.75%, 03/08/2044 450 333
Morocco Government International Bond
5.95%, 03/08/2028
(g)
400 391

Schedule of Investments
Core Plus Bond Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Peruvian Government International Bond
5.63%, 11/18/2050 $ 400 $ 353
Republic of Poland Government International Bond
5.50%, 04/04/2053 195 172
Saudi Government International Bond
5.00%, 01/18/2053
(g)
850 672
UAE International Government Bond
3.25%, 10/19/2061
(g)
350 208
$ 3,296
Telecommunications - 1 .68%
AT&T Inc
1.65%, 02/01/2028 850 711
2.30%, 06/01/2027 450 398
2.75%, 06/01/2031 315 248
3.50%, 09/15/2053 2,668 1,571
Level 3 Financing Inc
10.50%, 05/15/2030
(g)
320 320
Telecom Italia Capital SA
6.38%, 11/15/2033 45 38
Telecom Italia SpA/Milano
5.30%, 05/30/2024
(g)
505 495
T-Mobile USA Inc
2.40%, 03/15/2029 910 757
2.55%, 02/15/2031 650 507
2.63%, 04/15/2026 550 508
3.50%, 04/15/2025 715 691
3.50%, 04/15/2031 1,800 1,494
6.00%, 06/15/2054 250 227
Verizon Communications Inc
2.55%, 03/21/2031 1,131 884
2.88%, 11/20/2050 220 120
Viavi Solutions Inc
3.75%, 10/01/2029
(g)
355 276
$ 9,245
Transportation - 0 .33%
Burlington Northern Santa Fe LLC
4.45%, 01/15/2053 185 143
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(d),(e)
1,749 9
Norfolk Southern Corp
5.35%, 08/01/2054 450 384
RXO Inc
7.50%, 11/15/2027
(g)
175 175
Union Pacific Corp
3.50%, 02/14/2053 880 569
United Parcel Service Inc
4.88%, 03/03/2033 575 538
$ 1,818
Trucking & Leasing - 0 .13%
Penske Truck Leasing Co Lp / PTL Finance Corp
5.75%, 05/24/2026
(g)
575 566
6.20%, 06/15/2030
(g)
150 146
$ 712
Water - 0 .06%
Essential Utilities Inc
2.70%, 04/15/2030 400 323
TOTAL BONDS $ 336,829
SENIOR FLOATING RATE INTERESTS
- 0 .86%
Principal
Amount (000's) Value (000's)
Airlines - 0 .08%
AAdvantage Loyalty IP Ltd
10.43%, 04/20/2028
(n)
$ 230 $ 232
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
United Airlines Inc
9.19%, 04/21/2028
(n)
$ 181 $ 181
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
$ 413
Automobile Parts & Equipment - 0 .01%
Tenneco Inc
10.48%, 11/17/2028
(n)
65 54
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Commercial Services - 0 .09%
Garda World Security Corp
9.75%, 10/30/2026
(n)
284 283
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
GTCR W Merger Sub LLC
0.00%, 09/20/2030
(n),(o)
210 208
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 491
Computers - 0 .05%
Virtusa Corp
9.33%, 02/11/2028
(n)
266 264
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Diversified Financial Services - 0 .11%
Russell Investments US Institutional Holdco Inc
8.36%, 05/30/2025
(n)
647 612
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Entertainment - 0 .02%
Lions Gate Capital Holdings LLC
7.67%, 03/24/2025
(n)
119 118
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Healthcare - Products - 0 .12%
Medline Borrower LP
8.69%, 09/30/2028
(n)
657 652
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Lodging - 0 .05%
Fertitta Entertainment LLC/NV
9.87%, 01/13/2029
(n)
253 247
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Media - 0 .09%
CSC Holdings LLC
7.95%, 04/15/2027
(n)
186 168
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Directv Financing LLC
10.44%, 08/02/2027
(n)
357 346
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
$ 514
Mining - 0 .06%
Arsenal AIC Parent LLC
9.88%, 07/26/2030
(n)
340 339
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Packaging & Containers - 0 .05%
Valcour Packaging LLC
9.40%, 09/30/2028
(n)
353 280
1 Month USD LIBOR + 3.75%

Schedule of Investments
Core Plus Bond Fund
October 31, 2023
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals - 0 .04%
Jazz Financing Lux Sarl
8.37%, 05/05/2028
(n)
$ 239 $ 239
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Retail - 0 .09%
IRB Holding Corp
7.86%, 12/15/2027
(n)
501 495
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
TOTAL SENIOR FLOATING RATE INTERESTS $ 4,718
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 41 .46%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 1 .37%
3.00%, 01/01/2043 $ 1,320 $ 1,114
3.00%, 02/01/2043 610 515
3.00%, 03/01/2043 253 213
4.00%, 02/01/2046 2,766 2,457
4.50%, 04/01/2031 257 241
4.50%, 04/01/2041 1,510 1,396
5.00%, 06/01/2031 179 170
5.50%, 05/01/2033 20 20
5.50%, 10/01/2033 16 16
5.50%, 12/01/2033 302 297
5.50%, 11/01/2036 284 277
5.50%, 04/01/2038 62 61
5.50%, 08/01/2038 151 148
6.00%, 06/01/2028 1 1
6.00%, 12/01/2031 9 9
6.00%, 12/01/2032 9 9
6.00%, 02/01/2033 49 48
6.00%, 12/01/2033 18 18
6.00%, 10/01/2036 74 74
6.00%, 07/01/2038 352 352
6.50%, 03/01/2029 1 1
6.50%, 05/01/2029 2 2
6.50%, 04/01/2031 1 1
6.50%, 02/01/2032 1 1
6.50%, 05/01/2032 3 3
6.50%, 04/01/2035 31 33
6.50%, 10/01/2035 21 21
7.00%, 12/01/2029 2 2
7.00%, 06/01/2030 7 7
7.50%, 09/01/2030 1 1
7.50%, 01/01/2031 2 2
7.50%, 03/01/2031 1 1
7.50%, 02/01/2032 1 1
8.00%, 09/01/2030 33 33
$ 7,545
Federal National Mortgage Association (FNMA) - 0 .19%
5.00%, 07/01/2044 879 831
5.22%, 07/01/2033 217 216
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.57%
$ 1,047
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 22 .58%
1.50%, 12/01/2036 4,995 4,141
2.00%, 12/01/2035 1,450 1,243
2.00%, 03/01/2036 1,767 1,515
2.00%, 07/01/2050 2,177 1,612
2.00%, 01/01/2051 4,426 3,376
2.00%, 02/01/2051 9,048 6,808
2.00%, 03/01/2051 5,212 3,896
2.00%, 03/01/2051 3,864 2,931
2.00%, 11/01/2051 4,380 3,269
2.00%, 11/01/2051 4,768 3,559
2.00%, 12/01/2051 4,392 3,258
2.00%, 12/01/2051 1,415 1,069
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.00%, 05/01/2052 $ 3,218 $ 2,412
2.50%, 04/01/2028 641 608
2.50%, 06/01/2028 47 44
2.50%, 09/01/2029 166 155
2.50%, 06/01/2035 327 287
2.50%, 08/01/2035 1,510 1,347
2.50%, 05/01/2036 350 306
2.50%, 02/01/2051 2,916 2,293
2.50%, 07/01/2051 3,230 2,503
2.50%, 09/01/2051 3,985 3,095
2.50%, 09/01/2051 4,186 3,260
2.50%, 11/01/2051 1,974 1,537
2.50%, 01/01/2052 2,014 1,577
2.50%, 02/01/2052 1,779 1,379
2.50%, 04/01/2052 3,374 2,606
2.50%, 04/01/2052 1,802 1,398
3.00%, 10/01/2029 31 29
3.00%, 09/01/2032 67 62
3.00%, 12/01/2040 107 90
3.00%, 04/01/2043 204 172
3.00%, 05/01/2043 376 316
3.00%, 08/01/2043 1,340 1,124
3.00%, 11/01/2046 2,573 2,127
3.00%, 03/01/2048 2,088 1,717
3.00%, 12/01/2048 63 52
3.00%, 07/01/2050 2,357 1,912
3.00%, 11/01/2050 806 657
3.00%, 08/01/2052 5,547 4,482
3.50%, 02/01/2033 12 11
3.50%, 05/01/2034 696 655
3.50%, 01/01/2041 70 62
3.50%, 01/01/2044 656 573
3.50%, 11/01/2044 1,326 1,144
3.50%, 04/01/2047 80 69
3.50%, 10/01/2047 34 29
3.50%, 11/01/2047 2,194 1,875
3.50%, 03/01/2048 18 16
3.50%, 08/01/2050 4,758 4,053
3.50%, 04/01/2052 2,909 2,437
3.50%, 06/01/2052 3,391 2,827
4.00%, 02/01/2031 89 84
4.00%, 03/01/2034 288 269
4.00%, 05/01/2047 2,359 2,076
4.00%, 06/01/2048 7 6
4.00%, 08/01/2052 4,658 4,039
4.50%, 04/01/2024 14 14
4.50%, 06/01/2044 329 302
4.50%, 09/01/2052 855 774
4.50%, 05/01/2053 1,889 1,692
4.50%, 07/01/2053 3,583 3,223
5.00%, 11/01/2038
(p)
300 289
5.00%, 06/01/2048 616 578
5.00%, 04/01/2053 2,516 2,334
5.00%, 06/01/2053 2,693 2,489
5.50%, 07/01/2033 36 35
5.50%, 09/01/2033 55 54
5.50%, 05/01/2040 85 83
5.50%, 11/01/2053
(p)
6,735 6,388
6.00%, 02/01/2038 60 59
6.00%, 05/01/2038 28 27
6.00%, 08/01/2038 130 128
6.00%, 08/01/2038 57 56
6.00%, 01/01/2053 4,487 4,418
6.00%, 11/01/2053
(p)
1,000 973
6.50%, 12/01/2031 2 2
6.50%, 02/01/2032 1 1
6.50%, 04/01/2032 1 1

Schedule of Investments
Core Plus Bond Fund
October 31, 2023
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
6.50%, 07/01/2037 $ 35 $ 35
6.50%, 07/01/2037 112 113
6.50%, 12/01/2037 99 101
6.50%, 02/01/2038 173 177
6.50%, 09/01/2038 166 171
6.50%, 11/01/2053
(p)
1,900 1,888
7.00%, 03/01/2032 12 12
7.00%, 11/01/2053
(p)
3,400 3,436
7.50%, 08/01/2032 3 3
$ 124,305
Government National Mortgage Association (GNMA) - 9 .59%
2.00%, 08/20/2050 1,548 1,201
2.00%, 07/20/2051 4,017 3,106
2.00%, 11/20/2051 1,295 999
2.50%, 06/20/2050 2,026 1,625
2.50%, 04/20/2051 2,705 2,159
2.50%, 05/20/2051 2,302 1,838
3.00%, 06/20/2043 1,024 861
3.00%, 01/20/2045 380 320
3.00%, 06/20/2046 187 157
3.00%, 07/20/2046 799 672
3.00%, 11/20/2046 1,247 1,045
3.00%, 02/20/2050 839 699
3.00%, 09/20/2051 4,428 3,656
3.50%, 03/15/2042 523 464
3.50%, 04/15/2042 430 381
3.50%, 09/20/2044 49 42
3.50%, 09/20/2047 646 559
3.50%, 06/20/2048 794 686
3.50%, 04/20/2052 2,928 2,496
4.00%, 01/20/2048 1,804 1,613
4.00%, 04/20/2052 386 340
4.50%, 06/20/2025 220 206
4.50%, 09/15/2039 158 149
4.50%, 03/15/2040 697 658
4.50%, 09/20/2052 2,468 2,233
5.00%, 11/15/2033 613 592
5.00%, 06/15/2034 10 10
5.00%, 10/20/2039 47 45
5.00%, 02/15/2042 466 452
5.00%, 11/20/2053
(p)
3,950 3,675
5.50%, 10/15/2033 281 275
5.50%, 05/20/2035 24 23
5.50%, 02/15/2038 245 242
5.50%, 11/20/2053
(p)
3,775 3,610
6.00%, 07/20/2028 7 7
6.00%, 11/20/2028 7 7
6.00%, 01/20/2029 8 8
6.00%, 07/20/2029 2 2
6.00%, 08/15/2031 12 12
6.00%, 01/15/2032 1 1
6.00%, 02/15/2032 5 5
6.00%, 02/15/2033 16 16
6.00%, 12/15/2033 9 10
6.00%, 11/20/2053
(p)
5,325 5,217
6.50%, 03/20/2028 2 2
6.50%, 05/20/2029 2 2
6.50%, 10/15/2032 5 5
6.50%, 12/15/2032 27 27
6.50%, 11/20/2053
(p)
7,650 7,632
7.00%, 06/15/2031 4 4
7.00%, 06/15/2032 20 20
7.00%, 11/20/2053
(p)
2,675 2,708
8.00%, 01/20/2031 2 2
$ 52,776
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury - 6 .73%
1.63%, 08/15/2029 $ 1,800 $ 1,509
1.75%, 08/15/2041 22,930 13,614
1.88%, 11/15/2051 1,300 678
2.88%, 08/15/2028 5,500 5,034
3.00%, 11/15/2045 4,350 3,057
3.13%, 05/15/2048
(q)
9,915 7,007
3.88%, 08/15/2040
(r)
7,220 6,135
$ 37,034
U.S. Treasury Bill - 1 .00%
5.44%, 04/18/2024
(s)
5,650 5,509
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 228,216
Total Investments $ 586,761
Other Assets and Liabilities -  (6.61)% (36,370)
TOTAL NET ASSETS - 100.00% $ 550,391
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,980 or
0.54% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $70,089 or 12.73% of net assets.
(h) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $2,864 or 0.52% of net assets.
(i) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(j) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(k) Security is an Interest Only Strip.
(l) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(m) Security purchased on a when-issued basis.
(n) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(o) This Senior Floating Rate Note will settle after October 31, 2023, at which time the interest rate will be determined.
(p) Security was purchased in a "to-be-announced" ("TBA") transaction.
(q) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $2,827 or 0.51% of net assets.
(r) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$1,925 or 0.35% of net assets.
(s) Rate shown is the discount rate of the original purchase.

Schedule of Investments
Core Plus Bond Fund
October 31, 2023
See accompanying notes.

Portfolio Summary
Sector Percent
Mortgage Securities 38 .69%
Asset Backed Securities 14 .79%
Financial 13 .94%
Government 8 .94%
Consumer, Non-cyclical 6 .67%
Industrial 4 .13%
Utilities 4 .04%
Energy 3 .35%
Consumer, Cyclical 3 .23%
Technology 2 .81%
Communications 2 .80%
Money Market Funds 2 .46%
Basic Materials 0 .76%
Other Assets and Liabilities
( 6 .61 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales October 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.27% $ — $ 390,475 $ 379,944 $ 10,531
Principal Government Money Market Fund - Institutional Class 5.22% 27,887 56,639 84,526 —
$ 27,887 $ 447,114 $ 464,470 $ 10,531
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.27% $ 514 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.22% 114 — — —
$ 628 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; December 2023 Long 318 $ 33,763 $ (653)
US 10 Year Ultra Note; December 2023 Short 14 1,523 85
US 2 Year Note; December 2023 Long 22 4,453 (22)
US 5 Year Note; December 2023 Long 554 57,880 (737)
US Long Bond; December 2023 Long 83 9,083 (889)
Total $ (2,216)
Amounts in thousands except contracts.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as of
October 31,
2023
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.NA.HY.41 N/A (5.00)% Quarterly 12/20/2028 $ 16,800 $ (138) $ 227 $ 89
Total $ (138) $ 227 $ 89
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments
Diversified Income Fund
October 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 7.72% Shares Held Value (000's)
Closed-End Funds - 2.24%
Cliffwater Enhanced Lending Fund 2,672,811 $ 28,759
Variant Alternative Income Fund 1,032,702 30,331
$ 59,090
Exchange-Traded Funds - 1.98%
iShares Core U.S. Aggregate Bond ETF 56,550 5,220
iShares iBoxx High Yield Corporate Bond ETF 288,575 20,942
iShares JP Morgan USD Emerging Markets Bond
ETF
64,300 5,221
Vanguard Intermediate-Term Corporate Bond ETF 280,475 20,881
$ 52,264
Money Market Funds - 3.50%
BlackRock Liquidity FedFund - Institutional Class
5.24%
(a),(b)
6,451,533 6,451
Principal Government Money Market Fund - Class
R-6 5.27%
(a),(b),(c)
85,776,632 85,777
$ 92,228
TOTAL INVESTMENT COMPANIES $ 203,582
COMMON STOCKS - 2.51% Shares Held Value (000's)
Distribution & Wholesale - 0.53%
ATD New Holdings Inc
(d)
385,347 $ 13,873
Entertainment - 0.04%
Crown Finance US Inc - 1145 Shares
(d)
360 7
Crown Finance US Inc - 4A2 Shares
(d),(e)
53,754 1,105
$ 1,112
Iron & Steel - 0.50%
Specialty Steel Holdings, Inc.
(f)
87 13,220
Mining - 1.13%
Arctic Canadian Diamond Co Ltd
(d),(e),(f)
6,589 2,511
Burgundy Diamond Mines Ltd
(d)
11,967,877 1,184
Real Alloy Holding Inc
(f)
362 26,124
$ 29,819
Miscellaneous Manufacturers - 0.28%
Utex Industries
(d)
120,675 7,422
Utex Industries - Warrants
(d),(f)
53,725 5
$ 7,427
Semiconductors - 0.00%
Bright Bidco - 1145 Shares
(d),(e)
10,688 5
Bright Bidco - 4A2 Shares
(d)
14,600 7
$ 12
Software - 0.03%
Avaya Holdings Corp
(d),(e)
12,271 89
Avaya Holdings Corp
(d)
58,250 422
Skillsoft Corp
(d)
11,541 217
$ 728
TOTAL COMMON STOCKS $ 66,191
PREFERRED STOCKS - 1.15% Shares Held Value (000's)
Banks - 0.33%
AgriBank FCB 6.88%, 01/01/2024
(g)
33,000 $ 3,300
3 Month USD LIBOR + 4.23%
Fifth Third Bancorp 6.63%, 12/31/2023
(g)
31,568 769
CME Term Secured Overnight Financing
Rate 3 Month + 3.97%
KeyCorp 6.13%, 12/15/2026
(g)
46,140 824
CME Term Secured Overnight Financing
Rate 3 Month + 4.15%
M&T Bank Corp 5.63%, 12/15/2026
(g)
24 1
3 Month USD LIBOR + 4.02%
Morgan Stanley 5.85%, 04/15/2027
(g)
59,100 1,292
3 Month USD LIBOR + 3.49%
Morgan Stanley 6.50%, 10/15/2027
(g)
10,000 247
Northern Trust Corp 4.70%, 01/01/2025
(g)
4,858 94
Regions Financial Corp 5.70%, 05/15/2029
(g)
37,100 662
3 Month USD LIBOR + 3.15%
State Street Corp 5.90%, 03/15/2024
(g)
63,900 1,607
CME Term Secured Overnight Financing
Rate 3 Month + 3.37%
$ 8,796
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services - 0.08%
Affiliated Managers Group Inc 4.75%, 09/30/2060 2,874 $ 47
Affiliated Managers Group Inc 5.88%, 03/30/2059 7,463 148
Capital One Financial Corp 4.80%, 06/01/2025
(g)
13,934 219
Stifel Financial Corp 4.50%, 08/15/2026
(g)
2,239 35
Voya Financial Inc 5.35%, 09/15/2029
(g)
77,215 1,597
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
$ 2,046
Electric - 0.34%
Algonquin Power & Utilities Corp 6.20%,
07/01/2079
(h)
32,952 810
3 Month USD LIBOR + 4.01%
CMS Energy Corp 5.88%, 03/01/2079 189,839 4,216
DTE Energy Co 4.38%, 12/01/2081 6,005 108
DTE Energy Co 5.25%, 12/01/2077 35,000 752
Entergy Louisiana LLC 4.88%, 09/01/2066 9,359 191
NextEra Energy Capital Holdings Inc 5.65%,
03/01/2079
102,304 2,269
Southern Co/The 5.25%, 12/01/2077 30,863 660
$ 9,006
Food - 0.03%
Dairy Farmers of America Inc 7.88%, 12/01/2025
(g),(i)
10,000 898
Insurance - 0.04%
Allstate Corp/The 4.75%, 01/15/2025
(g)
9,935 182
Equitable Holdings Inc 4.30%, 03/15/2026
(g)
5,055 72
Equitable Holdings Inc 5.25%, 12/15/2024
(g)
21,903 395
Prudential Financial Inc 5.95%, 09/01/2062 18,078 436
$ 1,085
REITs - 0.30%
Kimco Realty Corp 5.25%, 12/01/2023
(g)
5,967 119
Prologis Inc 8.54%, 11/13/2026
(g)
76,517 4,163
Public Storage 4.00%, 06/16/2026
(g)
77,410 1,222
Public Storage 4.13%, 08/14/2025
(g)
80,000 1,313
Public Storage 4.63%, 06/17/2025
(g)
14,712 272
Public Storage 5.60%, 03/11/2024
(g)
38,030 844
$ 7,933
Sovereign - 0.03%
CoBank ACB 6.20%, 01/01/2025
(g)
7,000 676
3 Month USD LIBOR + 3.74%
TOTAL PREFERRED STOCKS $ 30,440
BONDS - 69.76%
Principal
Amount (000's) Value (000's)
Advertising - 0.34%
Clear Channel Outdoor Holdings Inc
9.00%, 09/15/2028
(i)
$ 1,680 $ 1,636
Interpublic Group of Cos Inc/The
5.38%, 06/15/2033 100 92
JCDecaux SE
2.63%, 04/24/2028 EUR 100 97
MMS USA Holdings Inc
1.25%, 06/13/2028 100 94
Omnicom Group Inc
4.20%, 06/01/2030 $ 100 88
Outfront Media Capital LLC / Outfront Media
Capital Corp
4.25%, 01/15/2029
(i)
1,350 1,100
4.63%, 03/15/2030
(i)
2,250 1,806
5.00%, 08/15/2027
(i)
4,225 3,753
WPP Finance SA
4.13%, 05/30/2028 EUR 200 208
$ 8,874
Aerospace & Defense - 0.95%
Airbus SE
1.63%, 06/09/2030 200 183
3.15%, 04/10/2027
(i)
$ 150 138
BAE Systems PLC
3.40%, 04/15/2030
(i)
200 171

Schedule of Investments
Diversified Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
Boeing Co/The
2.95%, 02/01/2030 $ 200 $ 165
3.10%, 05/01/2026 200 186
3.38%, 06/15/2046 769 464
4.88%, 05/01/2025 200 196
5.15%, 05/01/2030 926 868
5.71%, 05/01/2040 150 133
5.81%, 05/01/2050 300 258
5.93%, 05/01/2060 1,694 1,425
General Dynamics Corp
3.25%, 04/01/2025 200 194
4.25%, 04/01/2050 150 117
HEICO Corp
5.35%, 08/01/2033 100 92
L3Harris Technologies Inc
5.05%, 04/27/2045 100 83
5.40%, 01/15/2027 200 196
5.40%, 07/31/2033 1,399 1,307
5.60%, 07/31/2053 305 269
Lockheed Martin Corp
2.80%, 06/15/2050 150 88
4.45%, 05/15/2028 1,001 959
4.70%, 05/15/2046 100 83
4.75%, 02/15/2034 100 92
4.95%, 10/15/2025 150 149
5.90%, 11/15/2063 100 96
Northrop Grumman Corp
4.95%, 03/15/2053 584 484
5.15%, 05/01/2040 150 131
5.25%, 05/01/2050 100 87
RTX Corp
3.75%, 11/01/2046 150 99
4.15%, 05/15/2045 150 107
4.45%, 11/16/2038 200 159
4.70%, 12/15/2041 150 119
5.00%, 02/27/2026 200 197
5.38%, 02/27/2053 1,154 978
TransDigm Inc
4.63%, 01/15/2029 25 22
4.88%, 05/01/2029 2,200 1,906
5.50%, 11/15/2027 5,550 5,167
6.25%, 03/15/2026
(i)
4,310 4,209
6.88%, 12/15/2030
(i)
1,580 1,526
7.50%, 03/15/2027 1,875 1,873
$ 24,976
Agriculture - 0.14%
Altria Group Inc
2.35%, 05/06/2025 300 284
4.00%, 02/04/2061 100 60
5.95%, 02/14/2049 200 170
Archer-Daniels-Midland Co
2.50%, 08/11/2026 200 186
4.50%, 08/15/2033 100 90
BAT Capital Corp
6.34%, 08/02/2030 200 194
6.42%, 08/02/2033 300 283
7.08%, 08/02/2043 200 182
BAT International Finance PLC
4.00%, 11/23/2055 GBP 100 66
BAT Netherlands Finance BV
3.13%, 04/07/2028 EUR 100 101
Bunge Ltd Finance Corp
3.75%, 09/25/2027 $ 100 92
Cargill Inc
4.76%, 11/23/2045
(i)
200 163
Darling Ingredients Inc
6.00%, 06/15/2030
(i)
600 563
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Agriculture (continued)
Imperial Brands Finance Netherlands BV
1.75%, 03/18/2033 EUR 100 $ 75
Imperial Brands Finance PLC
6.13%, 07/27/2027
(i)
$ 200 198
Philip Morris International Inc
0.80%, 08/01/2031 EUR 100 79
2.88%, 05/14/2029 100 98
4.88%, 02/15/2028 $ 200 192
5.25%, 09/07/2028 200 195
5.50%, 09/07/2030 200 191
5.63%, 09/07/2033 200 188
$ 3,650
Airlines - 0.26%
Air Canada
3.88%, 08/15/2026
(i)
925 842
American Airlines Inc/AAdvantage Loyalty IP Ltd
5.75%, 04/20/2029
(i)
1,250 1,128
British Airways 2020-1 Class A Pass Through Trust
4.25%, 05/15/2034
(i)
127 114
British Airways 2021-1 Class A Pass Through Trust
2.90%, 09/15/2036
(i)
1,016 837
Delta Air Lines Inc
7.00%, 05/01/2025
(i)
200 201
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(i)
1,800 1,330
Mileage Plus Holdings LLC / Mileage Plus
Intellectual Property Assets Ltd
6.50%, 06/20/2027
(i)
225 222
Qantas Airways Ltd
2.95%, 11/27/2029 AUD 200 102
Southwest Airlines Co
5.13%, 06/15/2027 $ 100 96
VistaJet Malta Finance PLC / Vista Management
Holding Inc
6.38%, 02/01/2030
(i)
900 600
9.50%, 06/01/2028
(i)
1,925 1,475
$ 6,947
Apparel - 0.14%
Hanesbrands Inc
9.00%, 02/15/2031
(h),(i)
3,050 2,831
Kering SA
0.75%, 05/13/2028 EUR 100 93
3.63%, 09/05/2027 100 105
3.63%, 09/05/2031 100 103
LVMH Moet Hennessy Louis Vuitton SE
0.13%, 02/11/2028 300 275
NIKE Inc
3.25%, 03/27/2040 $ 100 72
3.38%, 03/27/2050 100 67
Tapestry Inc
3.05%, 03/15/2032 100 72
VF Corp
4.25%, 03/07/2029 EUR 100 101
$ 3,719
Automobile Asset Backed Securities - 0.54%
AmeriCredit Automobile Receivables Trust 2022-2
6.47%, 12/18/2025 $ 936 937
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.15%
AmeriCredit Automobile Receivables Trust 2023-2
6.19%, 04/19/2027 1,135 1,134
Carmax Auto Owner Trust 2023-2
5.50%, 06/15/2026 2,761 2,750
Ford Credit Auto Owner Trust 2022-A
1.29%, 06/15/2026 1,196 1,159

Schedule of Investments
Diversified Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
GM Financial Automobile Leasing Trust 2022-3
4.01%, 09/22/2025 $ 1,695 $ 1,676
GM Financial Automobile Leasing Trust 2023-3
5.77%, 01/20/2026 1,230 1,229
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.45%
Santander Drive Auto Receivables Trust 2023-2
5.87%, 03/16/2026 2,156 2,151
Santander Drive Auto Receivables Trust 2023-5
6.31%, 07/15/2027 2,000 1,999
Toyota Auto Receivables 2023-C Owner Trust
5.60%, 08/17/2026 1,230 1,226
$ 14,261
Automobile Manufacturers - 1.32%
American Honda Finance Corp
4.60%, 04/17/2025 200 197
4.70%, 01/12/2028 200 192
BMW Finance NV
0.50%, 02/22/2025 EUR 150 152
3.50%, 04/06/2025 200 211
3.63%, 05/22/2035 150 150
BMW US Capital LLC
2.80%, 04/11/2026
(i)
$ 200 188
3.75%, 04/12/2028
(i)
200 185
Daimler Truck Finance North America LLC
2.50%, 12/14/2031
(i)
260 198
3.65%, 04/07/2027
(i)
200 186
5.13%, 01/19/2028
(i)
606 586
5.20%, 01/17/2025
(i)
683 677
Daimler Truck International Finance BV
3.88%, 06/19/2026 EUR 100 105
Ford Motor Co
5.29%, 12/08/2046 $ 200 145
7.45%, 07/16/2031 1,870 1,887
9.63%, 04/22/2030 1,710 1,907
Ford Motor Credit Co LLC
2.90%, 02/16/2028 1,950 1,659
2.90%, 02/10/2029 200 164
3.38%, 11/13/2025 200 187
3.82%, 11/02/2027 500 446
4.00%, 11/13/2030 5,450 4,489
4.13%, 08/17/2027 1,840 1,670
4.27%, 01/09/2027 300 278
4.69%, 06/09/2025 200 193
7.20%, 06/10/2030 1,000 999
General Motors Co
5.40%, 10/15/2029 909 853
6.13%, 10/01/2025 200 200
6.25%, 10/02/2043 200 172
General Motors Financial Co Inc
2.70%, 06/10/2031 931 700
2.75%, 06/20/2025 1,151 1,086
2.90%, 02/26/2025 400 382
4.30%, 02/15/2029 EUR 100 103
5.80%, 06/23/2028 $ 1,097 1,063
6.40%, 01/09/2033 250 239
General Motors Financial of Canada Ltd
5.20%, 02/09/2028 CAD 100 69
Honda Canada Finance Inc
4.87%, 09/23/2027 100 70
Honda Motor Co Ltd
2.97%, 03/10/2032 $ 100 82
Hyundai Capital America
5.68%, 06/26/2028
(i)
400 387
5.80%, 06/26/2025
(i)
646 642
6.50%, 01/16/2029
(i),(j)
669 667
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Mercedes-Benz Finance North America LLC
2.13%, 03/10/2025
(i)
$ 200 $ 191
4.80%, 03/30/2028
(i)
1,422 1,367
5.05%, 08/03/2033
(i)
150 138
5.10%, 08/03/2028
(i)
1,714 1,662
5.38%, 11/26/2025
(i)
1,334 1,326
Mercedes-Benz Group AG
1.38%, 05/11/2028 EUR 300 286
Mercedes-Benz International Finance BV
3.50%, 05/30/2026 400 421
Nissan Motor Co Ltd
3.52%, 09/17/2025
(i)
$ 200 189
4.81%, 09/17/2030
(i)
200 170
PACCAR Financial Corp
4.45%, 03/30/2026 200 196
5.05%, 08/10/2026
(h)
618 614
PACCAR Financial Europe BV
2.38%, 03/15/2025 GBP 200 233
RCI Banque SA
1.13%, 01/15/2027 EUR 100 96
1.63%, 04/11/2025 200 203
1.75%, 04/10/2026 100 99
Stellantis Finance US Inc
5.63%, 01/12/2028
(i)
$ 200 197
Stellantis NV
1.25%, 06/20/2033 EUR 150 117
2.00%, 03/20/2025 100 103
2.75%, 05/15/2026 100 103
Toyota Credit Canada Inc
2.73%, 08/25/2025 CAD 200 137
Toyota Motor Corp
1.34%, 03/25/2026 $ 200 181
5.28%, 07/13/2026 300 299
Toyota Motor Credit Corp
1.90%, 04/06/2028 200 172
3.38%, 04/01/2030 100 87
3.85%, 07/24/2030 EUR 100 105
5.25%, 09/11/2028 $ 200 197
Toyota Motor Finance Netherlands BV
0.75%, 12/19/2025 GBP 200 221
Traton Finance Luxembourg SA
4.25%, 05/16/2028 EUR 100 104
Volkswagen Financial Services NV
0.88%, 02/20/2025 GBP 200 227
1.13%, 07/05/2026 100 107
Volkswagen Group of America Finance LLC
3.75%, 05/13/2030
(i)
$ 200 171
Volkswagen International Finance NV
1.25%, 09/23/2032 EUR 100 79
3.50%, 06/17/2025
(g),(k)
200 199
EUR Swap Annual (VS 6 Month) 5 Year +
3.75%
3.88%, 03/29/2026 200 209
4.13%, 11/16/2038 100 94
4.25%, 02/15/2028 100 105
4.38%, 03/28/2031
(g),(k)
100 84
EUR Swap Annual (VS 6 Month) 9 Year +
3.36%
4.63%, 06/27/2028
(g),(k)
100 94
EUR Swap Annual (VS 6 Month) 10 Year +
3.98%
4.63%, 03/24/2026
(g),(k)
100 100
EUR Swap Annual (VS 6 Month) 12 Year +
2.97%
Volkswagen Leasing GmbH
0.25%, 01/12/2026 200 194

Schedule of Investments
Diversified Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Volvo Treasury AB
3.88%, 08/29/2026 EUR 200 $ 211
$ 34,854
Automobile Parts & Equipment - 0.45%
Aptiv PLC
1.60%, 09/15/2028 100 93
Aptiv PLC / Aptiv Corp
3.25%, 03/01/2032 $ 100 80
Continental AG
2.50%, 08/27/2026 EUR 200 205
Dornoch Debt Merger Sub Inc
6.63%, 10/15/2029
(i)
$ 7,026 5,526
Lear Corp
5.25%, 05/15/2049 100 77
Magna International Inc
4.38%, 03/17/2032 EUR 100 106
Real Hero Merger Sub 2 Inc
6.25%, 02/01/2029
(i)
$ 7,135 5,675
Robert Bosch GmbH
4.00%, 06/02/2035 EUR 200 206
$ 11,968
Banks - 13.57%
ABN AMRO Bank NV
2.38%, 06/01/2027 400 396
2.47%, 12/13/2029
(i),(k)
$ 200 163
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%
3.88%, 12/21/2026 EUR 100 105
4.80%, 04/18/2026
(i)
$ 200 191
AIB Group PLC
2.25%, 07/03/2025 EUR 100 102
4.63%, 07/23/2029
(k)
100 104
EUR Swap Annual (VS 6 Month) 1 Year +
1.95%
ANZ New Zealand Int'l Ltd/London
5.36%, 08/14/2028
(i)
$ 200 194
Australia & New Zealand Banking Group Ltd
0.67%, 05/05/2031
(k)
EUR 100 94
EUR Swap Annual (VS 6 Month) 5 Year +
1.12%
2.95%, 07/22/2030
(i),(k)
$ 300 279
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.29%
4.20%, 03/31/2026 AUD 300 185
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 06/15/2026
(g),(i),(k),(l)
$ 2,600 2,523
USD Swap Rate NY 5 Year + 5.17%
Banca Comerciala Romana SA
7.63%, 05/19/2027
(k)
EUR 1,500 1,633
3 Month Euro Interbank Offered Rate +
4.54%
Banco Bilbao Vizcaya Argentaria SA
0.13%, 03/24/2027
(k)
200 192
3 Month Euro Interbank Offered Rate +
0.52%
0.50%, 01/14/2027 100 94
4.63%, 01/13/2031
(k)
100 104
3 Month Euro Interbank Offered Rate +
1.70%
5.75%, 09/15/2033
(k)
100 105
Euribor Swap Rate 5 Year + 2.80%
5.86%, 09/14/2026
(k)
$ 200 197
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Banco Bilbao Vizcaya Argentaria SA   (continued)
9.38%, 03/19/2029
(g),(k),(l)
$ 1,500 $ 1,446
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.10%
Banco de Credito e Inversiones SA
2.88%, 10/14/2031 200 155
Banco do Brasil SA/Cayman
6.25%, 04/15/2024
(g),(k),(l)
3,725 3,572
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.40%
Banco Mercantil del Norte SA/Grand Cayman
6.75%, 09/27/2024
(g),(i),(k),(l)
275 267
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
6.75%, 09/27/2024
(g),(k),(l)
2,475 2,403
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
Banco Santander Chile
3.18%, 10/26/2031 150 120
Banco Santander SA
0.20%, 02/11/2028 EUR 200 179
1.72%, 09/14/2027
(k)
$ 200 173
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
3.22%, 11/22/2032
(k)
200 147
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.60%
3.50%, 03/24/2025 200 192
3.75%, 01/16/2026 EUR 200 210
3.88%, 01/16/2028 200 209
4.75%, 08/30/2028
(k)
GBP 100 116
Generic Britain 1 Year Government Bond +
2.50%
4.75%, 11/12/2026
(g),(k),(l)
$ 1,600 1,151
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%
5.59%, 08/08/2028 3,200 3,083
5.75%, 08/23/2033
(k)
EUR 200 210
EUR Swap Annual (VS 6 Month) 5 Year +
2.85%
6.53%, 11/07/2027
(j),(k)
$ 1,400 1,402
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.65%
6.92%, 08/08/2033 800 743
6.94%, 11/07/2033
(j)
1,400 1,404
Bancolombia SA
4.63%, 12/18/2029
(k),(l)
3,231 2,827
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
Bangkok Bank PCL/Hong Kong
5.30%, 09/21/2028 200 194
Bank Gospodarstwa Krajowego
5.38%, 05/22/2033
(i)
1,925 1,788
6.25%, 10/31/2028
(i)
1,775 1,796
Bank of America Corp
0.25%, 06/12/2026 CHF 300 315
0.65%, 10/26/2031
(k)
EUR 100 81
3 Month Euro Interbank Offered Rate +
0.94%
0.98%, 09/25/2025
(k)
$ 1,777 1,691
Secured Overnight Financing Rate + 0.91%
1.10%, 05/24/2032
(k)
EUR 100 82
3 Month Euro Interbank Offered Rate +
0.95%
1.38%, 05/09/2030
(k)
100 90
3 Month Euro Interbank Offered Rate +
0.91%

Schedule of Investments
Diversified Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp   (continued)
1.92%, 10/24/2031
(k)
$ 400 $ 295
Secured Overnight Financing Rate + 1.37%
1.95%, 10/27/2026
(k)
EUR 200 202
3 Month Euro Interbank Offered Rate +
0.91%
2.02%, 02/13/2026
(k)
$ 400 377
CME Term Secured Overnight Financing
Rate 3 Month + 0.90%
2.46%, 10/22/2025
(k)
3,579 3,440
CME Term Secured Overnight Financing
Rate 3 Month + 1.13%
2.48%, 09/21/2036
(k)
100 71
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
2.59%, 04/29/2031
(k)
400 315
Secured Overnight Financing Rate + 2.15%
2.68%, 06/19/2041
(k)
300 183
Secured Overnight Financing Rate + 1.93%
2.97%, 07/21/2052
(k)
300 172
Secured Overnight Financing Rate + 1.56%
3.31%, 04/22/2042 2,031 1,349
Secured Overnight Financing Rate + 3.16%
3.62%, 03/16/2028
(k)
CAD 200 134
Canadian Dollar Offered Rate 3 Month +
1.48%
3.65%, 03/31/2029
(k)
EUR 200 205
3 Month Euro Interbank Offered Rate +
3.67%
3.85%, 03/08/2037 $ 3,194 2,520
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.00%
3.95%, 01/23/2049
(k)
200 139
CME Term Secured Overnight Financing
Rate 3 Month + 1.45%
3.97%, 02/07/2030
(k)
1,281 1,133
CME Term Secured Overnight Financing
Rate 3 Month + 1.47%
4.08%, 04/23/2040 1,806 1,362
CME Term Secured Overnight Financing
Rate 3 Month + 3.16%
4.18%, 11/25/2027 2,010 1,849
4.24%, 04/24/2038
(k)
200 158
CME Term Secured Overnight Financing
Rate 3 Month + 2.08%
4.25%, 10/22/2026 200 189
4.38%, 01/27/2027
(g),(k)
4,000 3,228
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.76%
4.57%, 04/27/2033
(k)
692 597
Secured Overnight Financing Rate + 1.83%
4.75%, 04/21/2045 200 157
4.83%, 07/22/2026
(k)
300 292
Secured Overnight Financing Rate + 1.75%
5.02%, 07/22/2033
(k)
200 179
Secured Overnight Financing Rate + 2.16%
5.93%, 09/15/2027
(k)
400 396
Secured Overnight Financing Rate + 1.34%
6.11%, 01/29/2037 1,469 1,396
6.13%, 04/27/2027
(g),(k)
3,900 3,667
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
Bank of America NA
5.53%, 08/18/2026 400 397
5.65%, 08/18/2025 300 299
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of Ireland Group PLC
1.38%, 08/11/2031
(k)
EUR 200 $ 189
EUR Swap Annual (VS 6 Month) 5 Year +
1.65%
Bank of Montreal
1.76%, 03/10/2026 CAD 200 132
3.65%, 04/01/2027 200 135
4.70%, 09/14/2027 $ 400 381
5.04%, 05/29/2028 CAD 200 140
Bank of New York Mellon Corp/The
1.60%, 04/24/2025 $ 150 141
3.30%, 08/23/2029 100 85
3.70%, 03/20/2026
(g),(k)
5,588 4,807
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
4.41%, 07/24/2026
(k)
200 194
Secured Overnight Financing Rate + 1.35%
4.60%, 07/26/2030
(k)
200 184
Secured Overnight Financing Rate + 1.76%
4.70%, 09/20/2025
(g),(k)
3,400 3,218
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.36%
4.95%, 04/26/2027
(k)
100 97
Secured Overnight Financing Rate + 1.03%
4.97%, 04/26/2034
(k)
100 90
Secured Overnight Financing Rate + 1.61%
Bank of Nova Scotia/The
1.05%, 03/02/2026 300 268
1.85%, 11/02/2026 CAD 300 194
1.95%, 02/02/2027 $ 300 265
3.63%, 10/27/2081
(k)
1,500 1,053
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
4.50%, 12/16/2025 200 193
4.59%, 05/04/2037
(k)
2,171 1,756
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.05%
5.50%, 12/29/2025 CAD 300 215
8.63%, 10/27/2082
(k)
$ 1,000 978
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.39%
Bankinter SA
1.25%, 12/23/2032
(k)
EUR 100 89
EUR Swap Annual (VS 6 Month) 5 Year +
1.45%
4.88%, 09/13/2031
(k)
100 104
EUR Swap Annual (VS 6 Month) 1 Year +
1.75%
BankUnited Inc
4.88%, 11/17/2025 $ 1,620 1,512
5.13%, 06/11/2030 1,738 1,375
Banque Federative du Credit Mutuel SA
0.01%, 05/11/2026 EUR 300 287
0.10%, 10/08/2027 100 91
0.75%, 01/17/2030 100 84
1.00%, 05/23/2025 200 202
1.00%, 07/16/2026 GBP 200 214
1.13%, 11/19/2031 EUR 100 77
1.88%, 11/04/2026 200 196
4.13%, 06/14/2033 200 205
4.38%, 05/02/2030 100 104
4.94%, 01/26/2026
(i)
$ 200 195
Barclays PLC
0.88%, 01/28/2028
(k)
EUR 100 93
Euribor Swap Rate 1 Year + 0.85%
1.38%, 01/24/2026
(k)
200 203
EUR Swap Annual (VS 6 Month) 1 Year +
0.78%

Schedule of Investments
Diversified Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Barclays PLC   (continued)
3.33%, 11/24/2042
(k)
$ 200 $ 123
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
3.56%, 09/23/2035
(k)
1,981 1,492
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
5.09%, 06/20/2030
(k)
300 260
3 Month USD LIBOR + 3.05%
5.26%, 01/29/2034
(k)
EUR 100 104
EUR Swap Annual (VS 6 Month) 1 Year +
2.55%
6.50%, 09/13/2027
(k)
$ 400 396
Secured Overnight Financing Rate + 1.88%
6.69%, 09/13/2034
(k)
200 189
Secured Overnight Financing Rate + 2.62%
8.41%, 11/14/2032
(k)
GBP 100 124
Generic Britain 5 Year Government Bond +
4.75%
BBVA Bancomer SA/Texas
8.45%, 06/29/2038
(i),(k),(l)
$ 1,800 1,717
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.66%
Belfius Bank SA
0.01%, 10/15/2025 EUR 200 196
1.25%, 04/06/2034
(k)
100 84
EUR Swap Annual (VS 6 Month) 5 Year +
1.30%
BNP Paribas SA
0.13%, 09/04/2026 400 380
0.50%, 01/19/2030
(k)
200 171
3 Month Euro Interbank Offered Rate +
0.83%
1.32%, 01/13/2027
(i),(k)
$ 632 565
Secured Overnight Financing Rate + 1.00%
1.68%, 06/30/2027
(i),(k)
3,091 2,728
Secured Overnight Financing Rate + 0.91%
2.22%, 06/09/2026
(i),(k)
200 187
Secured Overnight Financing Rate + 2.07%
2.50%, 03/31/2032
(k)
EUR 100 96
Euribor Swap Rate 5 Year + 1.60%
2.59%, 08/12/2035
(i),(k)
$ 200 146
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.05%
2.88%, 02/24/2029 GBP 100 103
3.88%, 02/23/2029
(k)
EUR 200 209
3 Month Euro Interbank Offered Rate +
0.78%
3.88%, 01/10/2031
(k)
100 104
3 Month Euro Interbank Offered Rate +
0.92%
4.63%, 03/13/2027
(i)
$ 300 281
5.20%, 01/10/2030
(i),(k)
200 187
CME Term Secured Overnight Financing
Rate 3 Month + 2.83%
5.34%, 06/12/2029
(i),(k)
200 192
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.50%
5.75%, 06/13/2032 GBP 100 117
6.63%, 03/25/2024
(g),(i),(k),(l)
$ 400 394
USD SOFR Spread-Adj. ICE Swap Rate 5
Year + 4.15%
7.38%, 08/19/2025
(g),(i),(k),(l)
5,000 4,871
USD Swap Semi-Annual 5 Year + 5.15%
BOI Finance BV
7.50%, 02/16/2027 EUR 1,050 938
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
BPCE SA
0.13%, 12/04/2024 EUR 100 $ 102
0.25%, 01/14/2031 300 239
0.50%, 02/24/2027 100 94
1.63%, 03/02/2029
(k)
100 93
3 Month Euro Interbank Offered Rate +
1.10%
2.25%, 03/02/2032
(k)
100 95
EUR Swap Annual (VS 6 Month) 5 Year +
1.75%
2.50%, 11/30/2032
(k)
GBP 100 100
ICE Swap Rate GBP SONIA 5 Year + 1.83%
3.38%, 12/02/2026 $ 250 230
3.50%, 10/23/2027
(i)
250 223
3.58%, 10/19/2042
(i),(k)
950 555
Secured Overnight Financing Rate + 1.95%
3.63%, 04/17/2026 EUR 100 105
4.00%, 11/29/2032 100 102
4.88%, 04/01/2026
(i)
$ 250 238
CaixaBank SA
0.63%, 01/21/2028
(k)
EUR 300 283
3 Month Euro Interbank Offered Rate +
0.62%
2.25%, 04/17/2030
(k)
300 300
EUR Swap Annual (VS 6 Month) 5 Year +
1.68%
3.75%, 09/07/2029 100 103
6.84%, 09/13/2034
(i),(k)
$ 200 189
Secured Overnight Financing Rate + 2.77%
Canadian Imperial Bank of Commerce
0.05%, 10/15/2026 CHF 100 104
0.28%, 02/03/2027 100 104
2.01%, 07/21/2030
(k)
CAD 100 67
Canadian Dollar Offered Rate 3 Month +
1.28%
3.45%, 04/07/2027 $ 200 183
5.35%, 04/20/2033
(k)
CAD 100 69
CORRA Compounded Index + 2.23%
5.50%, 01/14/2028 300 214
Ceska sporitelna AS
5.74%, 03/08/2028
(k)
EUR 700 744
3 Month Euro Interbank Offered Rate +
2.35%
Citigroup Inc
0.50%, 11/01/2028 CHF 200 202
1.25%, 07/06/2026
(k)
EUR 200 201
3 Month Euro Interbank Offered Rate +
1.66%
1.46%, 06/09/2027
(k)
$ 100 88
Secured Overnight Financing Rate + 0.77%
1.75%, 10/23/2026 GBP 100 108
2.01%, 01/25/2026
(k)
$ 200 189
Secured Overnight Financing Rate + 0.69%
2.52%, 11/03/2032
(k)
300 223
Secured Overnight Financing Rate + 1.18%
2.57%, 06/03/2031 925 724
Secured Overnight Financing Rate + 4.21%
2.67%, 01/29/2031
(k)
300 239
Secured Overnight Financing Rate + 1.15%
2.90%, 11/03/2042
(k)
435 267
Secured Overnight Financing Rate + 1.38%
3.29%, 03/17/2026
(k)
400 383
Secured Overnight Financing Rate + 1.53%
3.67%, 07/24/2028
(k)
369 334
CME Term Secured Overnight Financing
Rate 3 Month + 1.65%

Schedule of Investments
Diversified Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc   (continued)
3.71%, 09/22/2028
(k)
EUR 200 $ 207
3 Month Euro Interbank Offered Rate +
1.25%
3.79%, 03/17/2033
(k)
$ 2,511 2,038
Secured Overnight Financing Rate + 1.94%
3.88%, 02/18/2026
(g),(k)
3,000 2,515
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%
4.00%, 12/10/2025
(g),(k)
1,500 1,288
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.60%
4.45%, 09/29/2027 2,573 2,377
4.66%, 05/24/2028
(k)
200 189
Secured Overnight Financing Rate + 1.89%
5.30%, 05/06/2044 200 163
5.61%, 09/29/2026
(k)
1,389 1,371
Secured Overnight Financing Rate + 1.55%
5.88%, 02/22/2033 2,467 2,318
6.17%, 05/25/2034 737 685
Secured Overnight Financing Rate + 5.32%
6.27%, 11/17/2033
(k)
300 291
Secured Overnight Financing Rate + 2.34%
Citizens Bank NA/Providence RI
6.06%, 10/24/2025
(k)
300 287
Secured Overnight Financing Rate + 1.45%
Citizens Financial Group Inc
2.64%, 09/30/2032 3,846 2,552
5.65%, 10/06/2025
(g),(h),(k)
2,100 1,816
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
Comerica Inc
4.00%, 02/01/2029 100 82
Commerzbank AG
1.50%, 08/28/2028 EUR 100 94
5.13%, 01/18/2030
(k)
100 104
3 Month Euro Interbank Offered Rate +
2.40%
Commonwealth Bank of Australia
2.30%, 03/14/2025
(i)
$ 100 96
2.55%, 03/14/2027
(i)
400 360
3.74%, 09/12/2039
(i)
200 135
6.70%, 03/15/2038
(k)
AUD 200 127
3 Month Bank Bill Swap Rate + 2.45%
Cooperatieve Rabobank UA
0.88%, 05/05/2028
(k)
EUR 300 282
3 Month Euro Interbank Offered Rate +
1.18%
1.00%, 09/24/2026
(i),(k)
$ 4,213 3,827
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.73%
1.25%, 03/23/2026 EUR 100 100
3.75%, 07/21/2026 $ 250 232
3.76%, 04/06/2033
(i),(k)
250 204
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.42%
4.63%, 05/23/2029 GBP 100 109
Cooperatieve Rabobank UA/NY
5.50%, 07/18/2025 $ 250 248
Credit Agricole SA
0.88%, 01/14/2032 EUR 200 161
1.00%, 09/18/2025 200 201
1.25%, 01/26/2027
(i)
$ 1,304 1,163
Secured Overnight Financing Rate + 1.78%
2.00%, 03/25/2029 EUR 200 183
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Credit Agricole SA   (continued)
4.00%, 10/12/2026
(k)
EUR 200 $ 210
3 Month Euro Interbank Offered Rate +
1.35%
4.00%, 01/10/2033
(i),(k)
$ 250 218
USD Swap Semi-Annual 5 Year + 1.64%
4.00%, 01/18/2033 EUR 200 206
5.59%, 07/05/2026
(i)
$ 2,115 2,092
8.13%, 12/23/2025
(g),(i),(k),(l)
6,800 6,715
USD Swap Semi-Annual 5 Year + 6.19%
Credit Agricole SA/London
1.25%, 04/14/2026 EUR 200 199
Credit Mutuel Arkea SA
0.88%, 05/07/2027 200 189
1.25%, 06/11/2029
(k)
100 92
3 Month Euro Interbank Offered Rate +
1.50%
Credit Suisse AG/London
0.45%, 05/19/2025 200 199
Credit Suisse AG/New York NY
1.25%, 08/07/2026 $ 300 262
7.50%, 02/15/2028 873 906
Crelan SA
6.00%, 02/28/2030
(k)
EUR 100 105
Euribor Swap Rate 1 Year + 2.85%
Danske Bank A/S
0.98%, 09/10/2025
(i),(k)
$ 930 886
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.55%
1.50%, 09/02/2030
(k)
EUR 100 98
EUR Swap Annual (VS 6 Month) 5 Year +
1.90%
3.24%, 12/20/2025
(i),(k)
$ 1,299 1,246
3 Month USD LIBOR + 1.59%
4.13%, 01/10/2031
(k)
EUR 100 104
EUR Swap Annual (VS 6 Month) 1 Year +
1.25%
4.38%, 05/18/2026
(g),(k),(l)
$ 3,000 2,562
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
6.47%, 01/09/2026
(i),(k)
300 299
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.10%
Deutsche Bank AG
1.38%, 09/03/2026
(k)
EUR 200 198
3 Month Euro Interbank Offered Rate +
1.85%
1.63%, 01/20/2027 200 191
4.00%, 06/24/2026
(k)
GBP 200 232
SONIA Interest Rate Benchmark + 1.94%
Deutsche Bank AG/New York NY
2.13%, 11/24/2026
(k)
$ 200 181
Secured Overnight Financing Rate + 1.87%
2.55%, 01/07/2028
(k)
918 795
Secured Overnight Financing Rate + 1.32%
3.04%, 05/28/2032
(k)
150 112
Secured Overnight Financing Rate + 1.72%
6.72%, 01/18/2029
(k)
190 187
Secured Overnight Financing Rate + 3.18%
7.08%, 02/10/2034 569 501
Secured Overnight Financing Rate + 7.30%
Deutsche Pfandbriefbank AG
4.38%, 08/28/2026 EUR 100 104
Development Bank of Japan Inc
1.75%, 02/18/2025
(i)
$ 1,720 1,636
DIB Sukuk Ltd
4.80%, 08/16/2028 300 290

Schedule of Investments
Diversified Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
DNB Bank ASA
0.25%, 02/23/2029
(k)
EUR 100 $ 89
3 Month Euro Interbank Offered Rate +
0.53%
3.63%, 02/16/2027
(k)
200 209
3 Month Euro Interbank Offered Rate +
0.63%
Erste Group Bank AG
0.10%, 11/16/2028
(k)
400 356
3 Month Euro Interbank Offered Rate +
0.52%
Federation des Caisses Desjardins du Quebec
2.05%, 02/10/2025
(i)
$ 200 190
5.48%, 08/16/2028 CAD 200 143
Fifth Third Bancorp
6.34%, 07/27/2029
(k)
$ 282 273
Secured Overnight Financing Rate + 2.34%
6.36%, 10/27/2028
(k)
200 195
Secured Overnight Financing Rate + 2.19%
Fifth Third Bank NA
5.85%, 10/27/2025
(k)
768 748
Secured Overnight Financing Rate + 1.23%
First Horizon Bank
5.75%, 05/01/2030 3,245 2,746
Goldman Sachs Group Inc/The
0.88%, 01/21/2030 EUR 300 256
1.09%, 12/09/2026
(k)
$ 400 357
Secured Overnight Financing Rate + 0.79%
1.25%, 02/07/2029 EUR 200 180
1.43%, 03/09/2027
(k)
$ 300 266
Secured Overnight Financing Rate + 0.80%
1.54%, 09/10/2027
(k)
1,613 1,403
Secured Overnight Financing Rate + 0.82%
2.38%, 07/21/2032
(k)
1,359 1,009
Secured Overnight Financing Rate + 1.25%
2.62%, 04/22/2032
(k)
400 305
Secured Overnight Financing Rate + 1.28%
3.10%, 02/24/2033
(k)
400 311
Secured Overnight Financing Rate + 1.41%
3.21%, 04/22/2042 1,400 909
Secured Overnight Financing Rate + 3.03%
3.50%, 04/01/2025 200 192
3.63%, 10/29/2029
(k)
GBP 100 108
Generic Britain 1 Year Government Bond +
1.95%
4.02%, 10/31/2038
(k)
$ 200 151
CME Term Secured Overnight Financing
Rate 3 Month + 1.63%
4.22%, 05/01/2029
(k)
1,368 1,249
CME Term Secured Overnight Financing
Rate 3 Month + 1.56%
4.39%, 06/15/2027
(k)
200 191
Secured Overnight Financing Rate + 1.51%
4.95%, 02/10/2025
(g),(k)
5,000 4,605
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.15%, 05/22/2045 300 243
5.70%, 11/01/2024 1,086 1,082
5.80%, 08/10/2026
(k)
300 297
Secured Overnight Financing Rate + 1.08%
6.45%, 05/01/2036 50 48
6.75%, 10/01/2037 3,327 3,250
HSBC Bank Canada
3.40%, 03/24/2025 CAD 200 140
HSBC Capital Funding Dollar 1 LP
10.18%, 06/30/2030
(g),(k)
$ 5,300 6,396
3 Month USD LIBOR + 4.98%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC
0.31%, 11/13/2026
(k)
EUR 100 $ 97
3 Month Euro Interbank Offered Rate +
0.82%
2.25%, 11/22/2027
(k)
$ 3,913 3,431
Secured Overnight Financing Rate + 1.10%
3.00%, 03/10/2026
(k)
200 191
Secured Overnight Financing Rate + 1.43%
3.00%, 07/22/2028
(k)
GBP 200 216
GBP Swap SA (VS 6 Month) 1 Year + 1.65%
4.04%, 03/13/2028
(k)
$ 400 367
CME Term Secured Overnight Financing
Rate 3 Month + 1.81%
4.18%, 12/09/2025
(k)
1,593 1,551
Secured Overnight Financing Rate + 1.51%
4.79%, 03/10/2032
(k)
EUR 100 104
3 Month Euro Interbank Offered Rate +
1.55%
5.40%, 08/11/2033
(k)
$ 200 180
Secured Overnight Financing Rate + 2.87%
5.89%, 08/14/2027
(k)
200 196
Secured Overnight Financing Rate + 1.57%
6.16%, 03/09/2029
(k)
300 294
Secured Overnight Financing Rate + 1.97%
6.25%, 03/09/2034
(k)
2,525 2,397
Secured Overnight Financing Rate + 2.39%
6.33%, 03/09/2044 1,481 1,373
Secured Overnight Financing Rate + 5.30%
6.36%, 11/16/2032
(k)
EUR 100 108
EUR Swap Annual (VS 6 Month) 5 Year +
3.30%
6.55%, 06/20/2034
(k)
$ 200 186
Secured Overnight Financing Rate + 2.98%
6.80%, 06/01/2038 200 187
8.11%, 11/03/2033
(k)
600 621
Secured Overnight Financing Rate + 4.25%
8.20%, 11/16/2034
(k)
GBP 150 187
Generic Britain 5 Year Government Bond +
4.55%
HSBC USA Inc
5.63%, 03/17/2025 $ 400 397
Huntington Bancshares Inc/OH
4.45%, 10/15/2027
(g),(k)
5,085 3,795
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
(g),(h),(k)
1,000 778
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
Huntington National Bank/The
4.55%, 05/17/2028 2,080 1,912
Secured Overnight Financing Rate + 3.30%
ING Groep NV
0.13%, 11/29/2025
(k)
EUR 300 303
3 Month Euro Interbank Offered Rate +
0.43%
0.88%, 06/09/2032
(k)
100 90
Euribor Swap Rate 5 Year + 1.15%
1.40%, 07/01/2026
(i),(k)
$ 3,389 3,112
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%
1.75%, 02/16/2031
(k)
EUR 100 89
3 Month Euro Interbank Offered Rate +
1.15%
2.00%, 09/20/2028 100 96
3.00%, 02/18/2026 GBP 100 114
3.87%, 03/28/2026
(k)
$ 200 193
Secured Overnight Financing Rate + 1.64%

Schedule of Investments
Diversified Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
ING Groep NV   (continued)
4.25%, 03/28/2033
(k)
$ 200 $ 167
Secured Overnight Financing Rate + 2.07%
4.75%, 05/23/2034
(k)
EUR 100 105
3 Month Euro Interbank Offered Rate +
1.90%
5.00%, 02/20/2035
(k)
100 102
Euribor Swap Rate 5 Year + 2.20%
6.11%, 09/11/2034
(k)
$ 355 333
Secured Overnight Financing Rate + 2.09%
6.50%, 04/16/2025
(g),(k),(l)
2,500 2,339
USD Swap Semi-Annual 5 Year + 4.45%
Intesa Sanpaolo SpA
2.50%, 01/15/2030 GBP 200 189
4.00%, 09/23/2029
(i)
$ 200 167
5.13%, 08/29/2031 EUR 100 105
6.63%, 06/20/2033
(i)
$ 200 183
7.78%, 06/20/2054
(i),(k)
1,612 1,398
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.90%
Israel Discount Bank Ltd
5.38%, 01/26/2028
(i)
2,500 2,304
JPMorgan Chase & Co
0.60%, 02/17/2033
(k)
EUR 200 156
3 Month Euro Interbank Offered Rate +
0.65%
0.99%, 04/28/2026
(k)
GBP 150 169
SONIA Interest Rate Benchmark + 0.68%
1.05%, 11/04/2032
(k)
EUR 200 164
3 Month Euro Interbank Offered Rate +
0.87%
1.47%, 09/22/2027
(k)
$ 300 261
Secured Overnight Financing Rate + 0.77%
1.56%, 12/10/2025
(k)
400 379
Secured Overnight Financing Rate + 0.61%
2.01%, 03/13/2026
(k)
3,037 2,866
CME Term Secured Overnight Financing
Rate 3 Month + 1.59%
2.07%, 06/01/2029
(k)
4,534 3,769
Secured Overnight Financing Rate + 1.02%
2.08%, 04/22/2026
(k)
400 376
Secured Overnight Financing Rate + 1.85%
2.52%, 04/22/2031
(k)
300 239
Secured Overnight Financing Rate + 2.04%
2.53%, 11/19/2041
(k)
4,918 2,939
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.55%, 11/08/2032
(k)
550 417
Secured Overnight Financing Rate + 1.18%
2.58%, 04/22/2032
(k)
300 232
CME Term Secured Overnight Financing
Rate 3 Month + 1.25%
2.60%, 02/24/2026
(k)
200 191
Secured Overnight Financing Rate + 0.92%
3.00%, 02/19/2026 EUR 200 207
3.11%, 04/22/2041
(k)
$ 200 133
CME Term Secured Overnight Financing
Rate 3 Month + 2.46%
3.16%, 04/22/2042
(k)
300 198
Secured Overnight Financing Rate + 1.46%
3.33%, 04/22/2052
(k)
100 61
Secured Overnight Financing Rate + 1.58%
3.54%, 05/01/2028 852 780
CME Term Secured Overnight Financing
Rate 3 Month + 3.28%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co   (continued)
3.65%, 06/01/2026
(g),(k)
$ 7,500 $ 6,506
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
3.78%, 02/01/2028
(k)
400 371
CME Term Secured Overnight Financing
Rate 3 Month + 1.60%
3.88%, 07/24/2038
(k)
200 153
CME Term Secured Overnight Financing
Rate 3 Month + 1.62%
3.90%, 01/23/2049
(k)
100 69
CME Term Secured Overnight Financing
Rate 3 Month + 1.48%
4.59%, 04/26/2033
(k)
200 176
Secured Overnight Financing Rate + 1.80%
4.85%, 02/01/2044 100 83
4.91%, 07/25/2033
(k)
524 471
Secured Overnight Financing Rate + 2.08%
4.95%, 06/01/2045 100 82
5.30%, 07/24/2029
(k)
400 385
Secured Overnight Financing Rate + 1.45%
5.72%, 09/14/2033 3,302 3,092
Secured Overnight Financing Rate + 5.16%
Jyske Bank A/S
4.63%, 04/11/2026
(k)
EUR 200 212
EUR Swap Annual (VS 6 Month) 1 Year +
2.10%
KBC Group NV
4.38%, 11/23/2027
(k)
100 106
3 Month Euro Interbank Offered Rate +
1.70%
4.50%, 06/06/2026
(k)
200 211
3 Month Euro Interbank Offered Rate +
0.95%
5.80%, 01/19/2029
(i),(k)
$ 200 193
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.10%
KeyBank NA/Cleveland OH
3.40%, 05/20/2026 1,522 1,340
KeyCorp
2.25%, 04/06/2027 100 83
2.55%, 10/01/2029 200 149
KeyCorp Capital III
7.75%, 07/15/2029 795 706
Lloyds Bank Corporate Markets PLC
2.38%, 04/09/2026 EUR 300 305
Lloyds Banking Group PLC
1.88%, 01/15/2026
(k)
GBP 200 230
Generic Britain 1 Year Government Bond +
1.30%
1.99%, 12/15/2031
(k)
100 104
Generic Britain 5 Year Government Bond +
1.60%
2.00%, 04/12/2028
(k)
100 105
Generic Britain 1 Year Government Bond +
1.18%
4.45%, 05/08/2025 $ 200 194
5.87%, 03/06/2029 953 923
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.40%
7.50%, 09/27/2025
(g),(k),(l)
300 278
USD Swap Rate NY 5 Year + 4.50%
7.95%, 11/15/2033
(k)
200 203
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.75%

Schedule of Investments
Diversified Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Lloyds Banking Group PLC   (continued)
8.00%, 09/27/2029
(g),(k),(l)
$ 4,500 $ 3,951
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.91%
Luminor Bank AS/Estonia
0.54%, 09/23/2026
(k)
EUR 100 94
3 Month Euro Interbank Offered Rate +
0.87%
M&T Bank Corp
3.50%, 09/01/2026
(g),(h),(k)
$ 3,000 2,006
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
5.00%, 08/01/2024
(g),(k)
1,000 795
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
5.05%, 01/27/2034
(k)
100 84
Secured Overnight Financing Rate + 1.85%
7.41%, 10/30/2029
(k)
466 467
Secured Overnight Financing Rate + 2.80%
Macquarie Bank Ltd
3.62%, 06/03/2030
(i)
200 160
5.21%, 06/15/2026
(i)
200 197
Macquarie Group Ltd
1.34%, 01/12/2027
(i),(k)
200 179
Secured Overnight Financing Rate + 1.07%
3.76%, 11/28/2028
(i),(k)
100 90
3 Month USD LIBOR + 1.37%
5.49%, 11/09/2033
(i),(k)
100 91
Secured Overnight Financing Rate + 2.87%
Mediobanca Banca di Credito Finanziario SpA
1.00%, 07/17/2029
(k)
EUR 200 178
3 Month Euro Interbank Offered Rate +
0.90%
Mitsubishi UFJ Financial Group Inc
0.85%, 07/19/2029 200 179
1.54%, 07/20/2027
(k)
$ 400 353
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.75%
2.19%, 02/25/2025 267 254
4.79%, 07/18/2025
(k)
1,586 1,568
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
5.24%, 04/19/2029
(k)
400 385
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
5.41%, 04/19/2034
(k)
300 279
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.97%
Mizuho Financial Group Inc
0.21%, 10/07/2025 EUR 200 197
1.98%, 09/08/2031
(k)
$ 300 223
CME Term Secured Overnight Financing
Rate 3 Month + 1.53%
2.56%, 09/13/2025
(k)
930 900
CME Term Secured Overnight Financing
Rate 3 Month + 1.36%
2.56%, 09/13/2031 2,043 1,501
4.16%, 05/20/2028 EUR 300 313
4.25%, 09/11/2029
(k)
$ 300 273
CME Term Secured Overnight Financing
Rate 3 Month + 1.53%
5.78%, 07/06/2029
(k)
2,759 2,695
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.65%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley
0.50%, 10/26/2029
(k)
EUR 200 $ 174
3 Month Euro Interbank Offered Rate +
0.87%
0.99%, 12/10/2026
(k)
$ 400 356
Secured Overnight Financing Rate + 0.72%
1.16%, 10/21/2025
(k)
901 852
Secured Overnight Financing Rate + 0.56%
1.51%, 07/20/2027 2,742 2,407
Secured Overnight Financing Rate + 1.72%
2.48%, 09/16/2036
(k)
379 268
Secured Overnight Financing Rate + 1.36%
2.51%, 10/20/2032
(k)
200 150
Secured Overnight Financing Rate + 1.20%
2.95%, 05/07/2032
(k)
EUR 100 94
3 Month Euro Interbank Offered Rate +
1.25%
3.22%, 04/22/2042
(k)
$ 1,631 1,078
Secured Overnight Financing Rate + 1.49%
3.59%, 07/22/2028 3,566 3,234
3 Month USD LIBOR + 1.34%
3.62%, 04/01/2031 848 718
Secured Overnight Financing Rate + 6.24%
3.95%, 04/23/2027 200 184
4.00%, 07/23/2025 300 290
4.68%, 07/17/2026
(k)
512 497
Secured Overnight Financing Rate + 1.67%
4.81%, 10/25/2028
(k)
EUR 300 322
3 Month Euro Interbank Offered Rate +
1.76%
5.16%, 04/20/2029
(k)
$ 400 381
Secured Overnight Financing Rate + 1.59%
5.30%, 04/20/2037 1,744 1,512
Secured Overnight Financing Rate + 5.24%
5.42%, 07/21/2034
(k)
250 228
Secured Overnight Financing Rate + 1.88%
5.60%, 03/24/2051
(k)
350 313
Secured Overnight Financing Rate + 4.84%
5.79%, 11/18/2033
(k)
GBP 100 118
SONIA Interest Rate Benchmark + 2.25%
Morgan Stanley Bank NA
4.75%, 04/21/2026 $ 300 292
National Australia Bank Ltd
1.25%, 05/18/2026 EUR 100 100
1.70%, 09/15/2031
(k)
GBP 100 104
Generic Britain 5 Year Government Bond +
1.40%
2.13%, 05/24/2028 EUR 100 98
2.33%, 08/21/2030
(i)
$ 250 186
3.52%, 06/12/2030
(k)
CAD 200 136
Canadian Dollar Offered Rate 3 Month +
1.58%
4.20%, 05/12/2026 AUD 200 123
National Australia Bank Ltd/New York
5.20%, 05/13/2025 $ 250 248
National Bank of Canada
5.30%, 11/03/2025 CAD 200 143
5.43%, 08/16/2032
(k)
100 70
Canadian Overnight Repo Rate Average +
2.32%
National Securities Clearing Corp
1.50%, 04/23/2025
(i)
$ 300 283

Schedule of Investments
Diversified Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
NatWest Group PLC
1.64%, 06/14/2027
(k)
$ 1,419 $ 1,250
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
2.06%, 11/09/2028
(k)
GBP 100 103
Generic Britain 1 Year Government Bond +
1.27%
3.03%, 11/28/2035
(k)
$ 3,541 2,594
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%
3.07%, 05/22/2028
(k)
200 177
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.55%
3.62%, 03/29/2029
(k)
GBP 100 108
Generic Britain 1 Year Government Bond +
2.10%
4.77%, 02/16/2029
(k)
EUR 100 105
3 Month Euro Interbank Offered Rate +
1.83%
5.08%, 01/27/2030
(k)
$ 200 184
3 Month USD LIBOR + 1.91%
5.76%, 02/28/2034
(k)
EUR 100 104
EUR Swap Annual (VS 6 Month) 5 Year +
2.60%
NatWest Markets PLC
0.13%, 11/12/2025 200 195
Nordea Bank Abp
0.50%, 05/14/2027 200 189
2.88%, 08/24/2032 100 95
4.38%, 09/06/2026
(k)
100 106
3 Month Euro Interbank Offered Rate +
0.68%
5.38%, 09/22/2027
(i)
$ 1,170 1,134
Northern Trust Corp
3.15%, 05/03/2029 100 88
Nykredit Realkredit AS
4.00%, 07/17/2028 EUR 200 206
Oldenburgische Landesbank AG
5.63%, 02/02/2026 100 104
OP Corporate Bank plc
0.10%, 11/16/2027 200 181
0.25%, 03/24/2026 150 145
0.38%, 06/16/2028 100 89
OTP Bank Nyrt
7.35%, 03/04/2026
(k)
1,525 1,641
3 Month Euro Interbank Offered Rate +
4.52%
PNC Financial Services Group Inc/The
2.31%, 04/23/2032
(k)
$ 200 150
Secured Overnight Financing Rate + 0.98%
2.60%, 07/23/2026 300 276
3.40%, 09/15/2026
(g),(k)
5,000 3,598
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
3.45%, 04/23/2029 100 86
4.63%, 06/06/2033
(k)
100 83
Secured Overnight Financing Rate + 1.85%
5.07%, 01/24/2034
(k)
100 88
Secured Overnight Financing Rate + 1.93%
6.20%, 09/15/2027
(g),(h),(k)
500 445
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%
6.25%, 03/15/2030
(g),(k)
1,800 1,481
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 2.81%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Raiffeisen Bank International AG
4.75%, 01/26/2027
(k)
EUR 200 $ 209
3 Month Euro Interbank Offered Rate +
1.95%
Raiffeisenbank AS
7.13%, 01/19/2026
(k)
1,800 1,905
3 Month Euro Interbank Offered Rate +
3.93%
Regions Financial Corp
2.25%, 05/18/2025 $ 100 92
5.75%, 06/15/2025
(g),(h),(k)
1,000 917
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
7.38%, 12/10/2037 1,706 1,632
Royal Bank of Canada
1.40%, 11/02/2026 300 263
2.13%, 04/26/2029 EUR 100 95
2.14%, 11/03/2031
(k)
CAD 200 128
Canadian Dollar Offered Rate 3 Month +
0.61%
2.94%, 05/03/2032
(k)
150 97
Canadian Dollar Offered Rate 3 Month +
0.76%
3.37%, 09/29/2025 200 138
4.63%, 05/01/2028 200 138
4.95%, 04/25/2025 $ 200 197
5.20%, 07/20/2026 400 393
5.34%, 06/23/2026 CAD 200 143
Santander Holdings USA Inc
3.24%, 10/05/2026 $ 100 90
6.57%, 06/12/2029
(k)
100 97
Secured Overnight Financing Rate + 2.70%
Santander UK Group Holdings PLC
6.53%, 01/10/2029
(k)
200 196
Secured Overnight Financing Rate + 2.60%
Santander UK PLC
1.13%, 03/10/2025 EUR 200 203
Skandinaviska Enskilda Banken AB
3.25%, 11/24/2025 100 104
3.75%, 02/07/2028 400 413
Societe Generale SA
0.50%, 06/12/2029
(k)
200 174
3 Month Euro Interbank Offered Rate +
0.95%
1.13%, 06/30/2031
(k)
200 187
EUR Swap Annual (VS 6 Month) 5 Year +
1.60%
2.63%, 01/22/2025
(i)
$ 300 286
2.63%, 05/30/2029 EUR 200 195
3.63%, 03/01/2041
(i)
$ 900 518
6.45%, 01/12/2027
(i),(k)
200 198
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
6.69%, 01/10/2034
(i),(k)
200 187
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.95%
8.00%, 09/29/2025
(g),(i),(k),(l)
2,000 1,959
USD Swap Rate NY 5 Year + 5.87%
Sovcombank Via Sovcom Capital DAC - Escrow
0.00%, 12/31/2049
(d)
230 —
Standard Chartered PLC
1.46%, 01/14/2027
(i),(k)
300 267
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%
3.27%, 02/18/2036
(i),(k)
200 147
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.30%

Schedule of Investments
Diversified Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Standard Chartered PLC   (continued)
4.75%, 01/14/2031
(g),(k),(l)
$ 4,175 $ 2,912
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.81%
4.87%, 05/10/2031
(k)
EUR 100 103
EUR Swap Annual (VS 6 Month) 1 Year +
1.85%
6.17%, 01/09/2027
(i),(k)
$ 200 199
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.05%
6.19%, 07/06/2027
(i)
1,275 1,263
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.70%
State Street Corp
4.14%, 12/03/2029
(k)
200 185
CME Term Secured Overnight Financing
Rate 3 Month + 1.29%
5.27%, 08/03/2026 300 295
Sumitomo Mitsui Financial Group Inc
1.47%, 07/08/2025 200 185
1.55%, 06/15/2026 EUR 200 198
5.72%, 09/14/2028 $ 400 391
5.81%, 09/14/2033 200 189
5.88%, 07/13/2026 200 199
6.18%, 07/13/2043 100 94
Sumitomo Mitsui Trust Bank Ltd
2.80%, 03/10/2027
(i)
200 181
Svenska Handelsbanken AB
0.13%, 11/03/2026 EUR 200 189
2.63%, 09/05/2029 100 98
5.00%, 03/02/2028 AUD 300 185
Swedbank AB
0.20%, 01/12/2028 EUR 200 177
1.54%, 11/16/2026
(i)
$ 2,005 1,761
3.36%, 04/04/2025
(i)
200 193
Synovus Bank/Columbus GA
5.63%, 02/15/2028 555 493
Texas Capital Bancshares Inc
4.00%, 05/06/2031
(k)
1,612 1,330
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.15%
Toronto-Dominion Bank/The
1.20%, 06/03/2026 300 266
2.00%, 09/10/2031 100 74
2.55%, 08/03/2027 EUR 300 299
2.67%, 09/09/2025 CAD 200 137
3.20%, 03/10/2032 $ 100 79
4.48%, 01/18/2028 CAD 200 138
4.68%, 01/08/2029 200 138
5.42%, 07/10/2026 300 215
5.53%, 07/17/2026 $ 200 198
8.13%, 10/31/2082
(k)
1,300 1,275
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.08%
Truist Bank
1.50%, 03/10/2025 250 234
Truist Financial Corp
3.88%, 03/19/2029 100 85
4.12%, 06/06/2028
(k)
200 182
Secured Overnight Financing Rate + 1.37%
4.80%, 09/01/2024
(g),(k)
5,000 4,098
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
4.87%, 01/26/2029
(k)
100 92
Secured Overnight Financing Rate + 1.44%
4.92%, 07/28/2033
(k)
980 800
Secured Overnight Financing Rate + 2.24%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Truist Financial Corp   (continued)
4.95%, 09/01/2025
(g),(k)
$ 1,000 $ 907
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.61%
5.90%, 10/28/2026
(k)
200 197
Secured Overnight Financing Rate + 1.63%
UBS AG/London
1.25%, 06/01/2026 300 266
UBS Group AG
0.25%, 01/29/2026
(k)
EUR 200 199
Euribor Swap Rate 1 Year + 0.55%
0.25%, 11/05/2028
(k)
200 177
EUR Swap Annual (VS 6 Month) 1 Year +
0.77%
0.88%, 11/03/2031 200 156
1.00%, 06/24/2027
(k)
200 191
Euribor Swap Rate 1 Year + 1.05%
1.49%, 08/10/2027
(i)
$ 1,985 1,719
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
1.88%, 11/03/2029
(k)
GBP 200 196
SONIA Interest Rate Benchmark + 0.96%
3.87%, 01/12/2029
(i),(k)
$ 400 358
3 Month USD LIBOR + 1.41%
4.63%, 03/17/2028
(k)
EUR 200 210
Euribor Swap Rate 1 Year + 1.15%
4.75%, 05/12/2028
(i),(k)
$ 1,513 1,421
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%
4.88%, 05/15/2045 250 199
4.99%, 08/05/2033
(i),(k)
200 173
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.40%
5.71%, 01/12/2027
(i),(k)
200 197
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.55%
6.88%, 08/07/2025
(g),(k),(l)
3,000 2,822
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.59%
7.00%, 02/19/2025
(g),(k),(l)
3,000 2,906
USD Swap Semi-Annual 5 Year + 4.87%
9.02%, 11/15/2033
(i),(k)
330 370
Secured Overnight Financing Rate + 5.02%
UniCredit SpA
0.85%, 01/19/2031 EUR 200 162
1.25%, 06/16/2026
(k)
200 201
3 Month Euro Interbank Offered Rate +
1.60%
5.46%, 06/30/2035
(i),(k)
$ 700 574
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.75%
United Overseas Bank Ltd/Sydney
4.64%, 03/16/2026 AUD 200 125
US Bancorp
1.38%, 07/22/2030 $ 100 71
2.22%, 01/27/2028
(k)
468 407
Secured Overnight Financing Rate + 0.73%
2.49%, 11/03/2036
(k)
4,517 3,086
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
3.00%, 07/30/2029 200 164
3.70%, 01/15/2027
(g),(k)
10,000 7,020
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%
5.73%, 10/21/2026
(k)
200 197
Secured Overnight Financing Rate + 1.43%

Schedule of Investments
Diversified Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
US Bancorp   (continued)
5.84%, 06/12/2034
(k)
$ 200 $ 184
Secured Overnight Financing Rate + 2.26%
Wachovia Corp
5.50%, 08/01/2035 100 89
Wells Fargo & Co
1.00%, 02/02/2027 EUR 400 379
2.39%, 06/02/2028
(k)
$ 163 142
Secured Overnight Financing Rate + 2.10%
2.50%, 05/02/2029 GBP 100 101
3.07%, 04/30/2041 $ 2,333 1,491
Secured Overnight Financing Rate + 5.06%
3.53%, 03/24/2028
(k)
400 365
Secured Overnight Financing Rate + 1.51%
3.90%, 05/01/2045 100 69
3.90%, 03/15/2026
(g),(k)
4,000 3,465
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
4.15%, 01/24/2029 200 182
4.17%, 04/28/2026
(k)
CAD 200 140
Canadian Dollar Offered Rate 3 Month +
1.07%
4.30%, 07/22/2027 $ 5,049 4,706
4.48%, 04/04/2031
(k)
200 178
CME Term Secured Overnight Financing
Rate 3 Month + 4.03%
4.61%, 04/25/2053
(k)
250 184
Secured Overnight Financing Rate + 2.13%
4.75%, 12/07/2046 100 74
5.39%, 04/24/2034
(k)
1,005 910
Secured Overnight Financing Rate + 2.02%
5.56%, 07/25/2034
(k)
200 183
Secured Overnight Financing Rate + 1.99%
5.57%, 07/25/2029
(k)
400 386
Secured Overnight Financing Rate + 1.74%
5.61%, 01/15/2044 951 802
Wells Fargo Bank NA
5.45%, 08/07/2026 400 396
5.55%, 08/01/2025 400 399
6.60%, 01/15/2038 250 245
Westpac Banking Corp
2.35%, 02/19/2025 300 288
2.96%, 11/16/2040 150 88
3.02%, 11/18/2036
(k)
100 72
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.53%
3.70%, 01/16/2026 EUR 200 210
4.60%, 02/16/2026 AUD 300 187
5.46%, 11/18/2027 $ 200 198
Westpac Securities NZ Ltd/London
0.43%, 12/14/2026 EUR 150 141
Zions Bancorp NA
3.25%, 10/29/2029 $ 4,002 2,980
$ 357,922
Beverages - 0.50%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
3.65%, 02/01/2026 200 192
4.90%, 02/01/2046 2,381 1,983
Anheuser-Busch InBev SA/NV
2.70%, 03/31/2026 EUR 200 206
2.75%, 03/17/2036 200 182
2.88%, 04/02/2032 100 98
Anheuser-Busch InBev Worldwide Inc
4.35%, 06/01/2040 $ 400 323
5.45%, 01/23/2039 100 92
5.55%, 01/23/2049 300 272
5.80%, 01/23/2059 100 92
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Asahi Group Holdings Ltd
1.15%, 09/19/2025 EUR 100 $ 101
Bacardi Ltd / Bacardi-Martini BV
5.90%, 06/15/2043
(i)
$ 150 132
Brown-Forman Corp
4.75%, 04/15/2033 628 582
CCEP Finance Ireland DAC
0.00%, 09/06/2025
(d)
EUR 200 197
1.50%, 05/06/2041 100 69
Central American Bottling Corp / CBC Bottling
Holdco SL / Beliv Holdco SL
5.25%, 04/27/2029
(i)
$ 1,750 1,540
Coca-Cola Co/The
0.50%, 03/09/2033 EUR 100 79
0.95%, 05/06/2036 100 74
1.50%, 03/05/2028 $ 200 172
1.65%, 06/01/2030 200 158
2.25%, 01/05/2032 200 158
2.50%, 03/15/2051 100 55
Coca-Cola HBC Finance BV
2.75%, 09/23/2025 EUR 200 207
Constellation Brands Inc
4.35%, 05/09/2027 $ 555 529
4.90%, 05/01/2033 200 181
Diageo Capital PLC
2.00%, 04/29/2030 400 318
Diageo Finance PLC
2.50%, 03/27/2032 EUR 100 96
2.75%, 06/08/2038 GBP 100 86
Heineken NV
1.50%, 10/03/2029 EUR 100 93
1.75%, 03/17/2031 100 91
2.88%, 08/04/2025 200 209
JDE Peet's NV
0.63%, 02/09/2028 100 91
Keurig Dr Pepper Inc
3.80%, 05/01/2050 $ 100 66
4.05%, 04/15/2032 150 129
Molson Coors Beverage Co
3.00%, 07/15/2026 200 186
PepsiCo Inc
0.50%, 05/06/2028 EUR 100 92
0.88%, 07/18/2028 200 187
2.25%, 03/19/2025 $ 1,382 1,324
2.63%, 10/21/2041 100 64
3.00%, 10/15/2027 400 369
3.38%, 07/29/2049 300 201
3.60%, 02/18/2028 704 659
3.90%, 07/18/2032 776 688
4.00%, 03/05/2042 360 278
Pernod Ricard SA
1.75%, 04/08/2030 EUR 100 93
3.25%, 06/08/2026
(i)
$ 200 189
3.75%, 09/15/2033 EUR 100 102
$ 13,285
Biotechnology - 0.32%
Amgen Inc
2.80%, 08/15/2041 $ 1,732 1,071
3.15%, 02/21/2040 552 370
4.40%, 05/01/2045 358 269
4.66%, 06/15/2051 200 152
5.25%, 03/02/2025 400 397
5.25%, 03/02/2033 200 187
5.50%, 12/07/2026 GBP 100 122
5.60%, 03/02/2043 $ 400 357
5.65%, 03/02/2053 1,078 948
5.75%, 03/02/2063 916 793

Schedule of Investments
Diversified Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Biotechnology (continued)
Biogen Inc
3.15%, 05/01/2050 $ 100 $ 58
4.05%, 09/15/2025 200 193
CSL Finance PLC
4.63%, 04/27/2042
(i)
100 82
4.75%, 04/27/2052
(i)
658 527
Gilead Sciences Inc
4.15%, 03/01/2047 300 221
5.25%, 10/15/2033 200 189
5.55%, 10/15/2053 678 612
Regeneron Pharmaceuticals Inc
2.80%, 09/15/2050 795 428
Royalty Pharma PLC
2.15%, 09/02/2031
(h)
1,657 1,217
2.20%, 09/02/2030 100 76
3.35%, 09/02/2051 100 55
$ 8,324
Building Materials - 0.52%
Aliaxis Finance SA
0.88%, 11/08/2028 EUR 100 85
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/2028
(i)
$ 1,880 1,778
Carrier Global Corp
3.38%, 04/05/2040 1,534 1,032
3.58%, 04/05/2050 100 63
Cie de Saint-Gobain SA
2.38%, 10/04/2027 EUR 100 101
3.50%, 01/18/2029 100 103
CRH SMW Finance DAC
4.25%, 07/11/2035 100 101
Eco Material Technologies Inc
7.88%, 01/31/2027
(i)
$ 3,650 3,456
Fortune Brands Innovations Inc
4.00%, 06/15/2025 200 193
Heidelberg Materials Finance Luxembourg SA
1.63%, 04/07/2026 EUR 200 200
Holcim Finance Luxembourg SA
0.50%, 11/29/2026 300 286
Johnson Controls International plc
4.25%, 05/23/2035 100 102
Johnson Controls International plc / Tyco Fire &
Security Finance SCA
1.75%, 09/15/2030 $ 200 152
Lennox International Inc
5.50%, 09/15/2028 953 930
Martin Marietta Materials Inc
2.40%, 07/15/2031 100 77
Mohawk Capital Finance SA
1.75%, 06/12/2027 EUR 100 97
Oscar AcquisitionCo LLC / Oscar Finance Inc
9.50%, 04/15/2030
(h),(i)
$ 3,510 3,097
Owens Corning
3.40%, 08/15/2026 100 93
3.95%, 08/15/2029 100 89
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(i)
1,425 1,317
Trane Technologies Financing Ltd
3.80%, 03/21/2029 150 137
5.25%, 03/03/2033 100 94
Vulcan Materials Co
3.50%, 06/01/2030 100 85
$ 13,668
Chemicals - 0.62%
Air Liquide Finance SA
0.38%, 05/27/2031 EUR 100 82
Air Products and Chemicals Inc
2.70%, 05/15/2040 $ 150 97
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Akzo Nobel NV
2.00%, 03/28/2032 EUR 100 $ 88
Albemarle Corp
5.05%, 06/01/2032 $ 100 87
5.65%, 06/01/2052 229 177
ASP Unifrax Holdings Inc
5.25%, 09/30/2028
(i)
875 591
BASF SE
0.88%, 05/22/2025 EUR 200 203
4.50%, 03/08/2035 100 105
Bayport Polymers LLC
5.14%, 04/14/2032
(i)
$ 100 85
Braskem Netherlands Finance BV
4.50%, 01/31/2030
(i)
528 407
7.25%, 02/13/2033
(i)
235 203
8.50%, 01/12/2031 200 187
Celanese US Holdings LLC
5.34%, 01/19/2029 EUR 100 104
6.17%, 07/15/2027 $ 150 146
CF Industries Inc
5.38%, 03/15/2044 1,731 1,407
Chevron Phillips Chemical Co LLC / Chevron
Phillips Chemical Co LP
3.40%, 12/01/2026
(i)
200 187
Dow Chemical Co/The
1.13%, 03/15/2032 EUR 100 81
4.38%, 11/15/2042 $ 200 149
4.80%, 05/15/2049 100 76
DuPont de Nemours Inc
5.32%, 11/15/2038 250 223
Eastman Chemical Co
5.75%, 03/08/2033 1,067 989
Ecolab Inc
2.70%, 12/15/2051 1,521 835
3.95%, 12/01/2047 100 73
5.25%, 01/15/2028 894 886
FMC Corp
5.15%, 05/18/2026 410 396
International Flavors & Fragrances Inc
4.38%, 06/01/2047 150 98
LANXESS AG
0.00%, 09/08/2027
(d)
EUR 200 177
Linde Inc/CT
3.20%, 01/30/2026 $ 200 191
Linde PLC
0.38%, 09/30/2033 EUR 100 75
1.00%, 03/31/2027 300 290
LYB International Finance BV
4.88%, 03/15/2044 $ 150 114
LYB International Finance III LLC
4.20%, 10/15/2049 100 66
Nutrien Ltd
2.95%, 05/13/2030 250 206
5.80%, 03/27/2053 723 632
5.95%, 11/07/2025 647 647
OCI NV
6.70%, 03/16/2033
(i)
729 673
Orbia Advance Corp SAB de CV
2.88%, 05/11/2031 200 148
RPM International Inc
2.95%, 01/15/2032 456 347
4.55%, 03/01/2029 1,037 955
Sasol Financing USA LLC
8.75%, 05/03/2029
(i)
2,975 2,826
Sherwin-Williams Co/The
2.20%, 03/15/2032 300 223

Schedule of Investments
Diversified Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Westlake Corp
3.38%, 08/15/2061 $ 1,322 $ 683
4.38%, 11/15/2047 100 69
Yara International ASA
4.75%, 06/01/2028
(i)
200 186
$ 16,470
Coal - 0.11%
SunCoke Energy Inc
4.88%, 06/30/2029
(i)
3,275 2,741
Teck Resources Ltd
3.90%, 07/15/2030 250 213
$ 2,954
Commercial Mortgage Backed Securities - 3.18%
BANK 2018-BNK10
1.73%, 02/15/2061
(i),(m),(n)
31,334 1,945
BANK 2018-BNK12
1.41%, 05/15/2061
(i),(m),(n)
18,728 988
BANK 2019-BNK16
1.83%, 02/15/2052
(i),(m),(n)
13,120 1,021
BANK 2019-BNK17
1.59%, 04/15/2052
(i),(m),(n)
11,541 810
BANK 2019-BNK19
1.03%, 08/15/2061
(i),(m),(n)
17,014 773
BANK 2019-BNK22
0.96%, 11/15/2062
(i),(m),(n)
18,082 842
BANK 2019-BNK24
1.02%, 11/15/2062
(i),(m),(n)
26,932 1,342
BANK 2020-BNK25
1.50%, 01/15/2063
(i),(m)
10,561 694
1.91%, 01/15/2063
(i),(n)
5,561 2,077
2.50%, 01/15/2063
(i)
1,550 811
3.35%, 01/15/2063
(n)
2,000 1,313
BANK 2021-BNK35
1.50%, 06/15/2064
(i),(m),(n)
7,000 564
1.66%, 06/15/2064
(i),(n)
3,301 963
1.66%, 06/15/2064
(i),(n)
3,707 1,146
BANK 2021-BNK38
0.72%, 12/15/2064
(i),(m),(n)
10,388 459
BANK 2022-BNK40
0.89%, 03/15/2064
(i),(m),(n)
7,663 424
Barclays Commercial Mortgage Trust 2019-C3
1.77%, 05/15/2052
(i),(m),(n)
6,117 482
Barclays Commercial Mortgage Trust 2019-C4
1.15%, 08/15/2052
(i),(m),(n)
13,091 692
Barclays Commercial Mortgage Trust 2019-C5
1.35%, 11/15/2052
(i),(m),(n)
14,866 907
BBCMS Mortgage Trust 2020-C6
1.20%, 02/15/2053
(i),(m),(n)
7,424 450
Benchmark 2018-B1 Mortgage Trust
1.19%, 01/15/2051
(i),(m),(n)
12,667 535
Benchmark 2018-B5 Mortgage Trust
3.10%, 07/15/2051
(i),(n)
4,500 2,750
Benchmark 2018-B6 Mortgage Trust
1.50%, 10/10/2051
(i),(m),(n)
37,790 2,206
Benchmark 2018-B7 Mortgage Trust
1.84%, 05/15/2053
(i),(m),(n)
16,962 1,331
3.00%, 05/15/2053
(i)
5,000 3,061
Benchmark 2019-B10 Mortgage Trust
1.85%, 03/15/2062
(i),(m),(n)
12,985 1,065
Benchmark 2019-B11 Mortgage Trust
1.49%, 05/15/2052
(i),(m),(n)
13,924 894
Benchmark 2019-B12 Mortgage Trust
1.10%, 08/15/2052
(i),(m),(n)
13,870 692
Benchmark 2019-B13 Mortgage Trust
1.00%, 08/15/2057
(i),(m),(n)
6,500 281
Benchmark 2019-B14 Mortgage Trust
1.27%, 12/15/2062
(i),(m),(n)
14,908 919
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Benchmark 2019-B15 Mortgage Trust
0.97%, 12/15/2072
(i),(m),(n)
$ 24,552 $ 1,142
Benchmark 2019-B9 Mortgage Trust
1.99%, 03/15/2052
(i),(m),(n)
11,550 938
Benchmark 2020-B17 Mortgage Trust
1.41%, 03/15/2053
(i),(m),(n)
12,580 842
Benchmark 2021-B23 Mortgage Trust
2.00%, 02/15/2054
(i)
3,000 1,408
Benchmark 2021-B27 Mortgage Trust
2.00%, 07/15/2054
(i)
5,000 2,300
Benchmark 2021-B31 Mortgage Trust
1.14%, 12/15/2054
(i),(m),(n)
15,995 1,107
Benchmark 2022-B32 Mortgage Trust
1.52%, 01/15/2055
(i),(m),(n)
13,067 1,136
Benchmark 2022-B33 Mortgage Trust
1.61%, 03/15/2055
(i),(m),(n)
10,960 990
Benchmark 2022-B34 Mortgage Trust
1.83%, 04/15/2055
(i),(m),(n)
7,270 817
Cantor Commercial Real Estate Lending 2019-CF2
1.44%, 11/15/2052
(i),(m),(n)
10,105 658
Cantor Commercial Real Estate Lending 2019-CF3
1.10%, 01/15/2053
(i),(m),(n)
11,514 625
Citigroup Commercial Mortgage Trust 2019-C7
1.20%, 12/15/2072
(i),(m),(n)
15,766 915
Citigroup Commercial Mortgage Trust 2019-GC41
0.84%, 08/10/2056
(i),(m),(n)
13,007 497
Citigroup Commercial Mortgage Trust 2019-GC43
0.62%, 11/10/2052
(i),(m),(n)
11,280 342
0.62%, 11/10/2052
(i),(m),(n)
2,528 72
0.62%, 11/10/2052
(i),(m),(n)
1,750 50
3.00%, 11/10/2052
(i)
5,000 2,575
3.00%, 11/10/2052
(i)
1,750 562
Citigroup Commercial Mortgage Trust 2020-GC46
1.07%, 02/15/2053
(i),(m),(n)
21,133 1,117
COMM 2012-CCRE1 Mortgage Trust
2.46%, 05/15/2045
(i)
8,993 719
COMM 2013-CCRE6 Mortgage Trust
3.86%, 03/10/2046
(i),(n)
12,400 6,076
COMM 2014-CCRE17 Mortgage Trust
0.33%, 05/10/2047
(i),(m),(n)
44,717 70
COMM 2018-COR3 Mortgage Trust
1.75%, 05/10/2051
(i),(m),(n)
15,800 962
COMM 2019-GC44 Mortgage Trust
3.52%, 08/15/2057
(n)
1,500 1,013
Freddie Mac Multifamily Structured Pass Through
Certificates
1.50%, 01/25/2043
(m),(n)
79,054 1,324
GS Mortgage Securities Trust 2014-GC26
1.20%, 11/10/2047
(i),(m),(n)
29,811 303
GS Mortgage Securities Trust 2018-GS10
1.41%, 07/10/2051
(i),(m),(n)
8,017 470
GS Mortgage Securities Trust 2018-GS9
1.35%, 03/10/2051
(i),(m),(n)
8,353 412
GS Mortgage Securities Trust 2019-GC40
1.15%, 07/10/2052
(i),(m),(n)
16,500 865
GS Mortgage Securities Trust 2019-GSA1
1.01%, 11/10/2052
(i),(m),(n)
21,600 1,055
GS Mortgage Securities Trust 2020-GC45
0.69%, 02/13/2053
(i),(m),(n)
25,009 844
JP Morgan Chase Commercial Mortgage Securities
Trust 2006-CIBC17
5.49%, 12/12/2043
(n)
4,010 2,928
JP Morgan Chase Commercial Mortgage Securities
Trust 2006-LDP9
5.34%, 05/15/2047 495 468

Schedule of Investments
Diversified Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
JPMCC Commercial Mortgage Securities Trust
2019-COR4
2.01%, 03/10/2052
(i),(m),(n)
$ 18,869 $ 1,609
JPMCC Commercial Mortgage Securities Trust
2019-COR5
1.77%, 06/13/2052
(i),(m),(n)
8,500 668
Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11
4.08%, 08/15/2046
(n)
1,925 1,637
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C20
1.38%, 02/15/2048
(i),(m),(n)
41,500 519
Morgan Stanley Capital I Trust 2018-H3
1.85%, 07/15/2051
(i),(m),(n)
7,682 526
Morgan Stanley Capital I Trust 2019-H6
1.57%, 06/15/2052
(i),(m),(n)
4,693 317
Morgan Stanley Capital I Trust 2019-L3
1.16%, 11/15/2052
(i),(m),(n)
15,090 823
Morgan Stanley Capital I Trust 2020-L4
1.17%, 02/15/2053
(i),(m),(n)
13,626 797
2.50%, 02/15/2053
(i)
3,000 1,445
UBS Commercial Mortgage Trust
1.76%, 10/15/2052
(i),(m),(n)
12,767 1,049
UBS Commercial Mortgage Trust 2019-C18
1.44%, 12/15/2052
(i),(m),(n)
11,574 794
Wells Fargo Commercial Mortgage Trust
2015-NXS1
0.39%, 05/15/2048
(m),(n)
24,936 138
Wells Fargo Commercial Mortgage Trust 2017-C40
4.30%, 10/15/2050
(n)
2,000 1,637
Wells Fargo Commercial Mortgage Trust 2017-C42
1.56%, 12/15/2050
(i),(m),(n)
20,343 1,087
Wells Fargo Commercial Mortgage Trust 2018-C44
1.81%, 05/15/2051
(i),(m),(n)
8,022 529
Wells Fargo Commercial Mortgage Trust 2019-C49
2.13%, 03/15/2052
(i),(m),(n)
4,336 391
Wells Fargo Commercial Mortgage Trust 2019-C53
1.43%, 10/15/2052
(i),(m),(n)
8,777 604
Wells Fargo Commercial Mortgage Trust 2019-C54
1.36%, 12/15/2052
(i),(m),(n)
6,363 422
Wells Fargo Commercial Mortgage Trust 2021-C61
1.39%, 11/15/2054
(i),(m),(n)
9,132 765
$ 83,796
Commercial Services - 1.24%
Abertis Infraestructuras SA
4.13%, 01/31/2028 EUR 100 105
4.13%, 08/07/2029 100 103
Adani Ports & Special Economic Zone Ltd
4.00%, 07/30/2027 $ 200 164
ALD SA
4.75%, 10/13/2025 EUR 200 213
AMN Healthcare Inc
4.63%, 10/01/2027
(i)
$ 1,925 1,728
APRR SA
1.25%, 01/18/2028 EUR 300 286
Arval Service Lease SA/France
4.00%, 09/22/2026 200 209
Ashtead Capital Inc
5.55%, 05/30/2033
(i)
$ 200 179
ASTM SpA
1.00%, 11/25/2026 EUR 200 191
Automatic Data Processing Inc
3.38%, 09/15/2025 $ 100 96
Autoroutes du Sud de la France SA
1.25%, 01/18/2027 EUR 100 97
2.75%, 09/02/2032 200 190
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Autostrade per l'Italia SpA
2.00%, 01/15/2030 EUR 100 $ 88
5.13%, 06/14/2033 100 102
Block Financial LLC
3.88%, 08/15/2030 $ 100 85
Cintas Corp No 2
3.45%, 05/01/2025 200 194
Duke University
2.76%, 10/01/2050 100 58
Equifax Inc
5.10%, 06/01/2028 200 191
ERAC USA Finance LLC
4.90%, 05/01/2033
(i)
200 182
Ford Foundation/The
2.82%, 06/01/2070 1,545 786
Global Payments Inc
2.90%, 11/15/2031 200 153
GTCR W-2 Merger Sub LLC
7.50%, 01/15/2031
(i)
720 711
Holding d'Infrastructures de Transport SASU
1.63%, 09/18/2029 EUR 100 89
ISS Global A/S
0.88%, 06/18/2026 100 96
Massachusetts Institute of Technology
3.07%, 04/01/2052 $ 100 62
Moody's Corp
2.75%, 08/19/2041 100 62
3.75%, 03/24/2025 200 194
Motability Operations Group PLC
2.38%, 03/14/2032 GBP 100 96
4.88%, 01/17/2043 100 107
PayPal Holdings Inc
2.65%, 10/01/2026 $ 300 276
5.05%, 06/01/2052 100 85
President and Fellows of Harvard College
2.52%, 10/15/2050 100 56
3.75%, 11/15/2052 100 72
PROG Holdings Inc
6.00%, 11/15/2029
(i)
4,500 3,814
Quanta Services Inc
2.90%, 10/01/2030 954 751
3.05%, 10/01/2041 842 505
RELX Finance BV
0.50%, 03/10/2028 EUR 100 92
Rentokil Initial Finance BV
3.88%, 06/27/2027 100 105
S&P Global Inc
2.70%, 03/01/2029 $ 1,083 939
3.70%, 03/01/2052 100 68
4.75%, 08/01/2028 300 290
5.25%, 09/15/2033
(i)
238 225
Securitas Treasury Ireland DAC
4.38%, 03/06/2029 EUR 150 158
Sodexo Inc
1.63%, 04/16/2026
(i)
$ 200 180
Sotheby's
7.38%, 10/15/2027
(h),(i)
6,650 5,939
Thomas Jefferson University
3.85%, 11/01/2057 100 63
Transurban Finance Co Pty Ltd
3.00%, 04/08/2030 EUR 100 97
4.56%, 11/14/2028 CAD 100 68
Transurban Queensland Finance Pty Ltd
3.25%, 08/05/2031 AUD 100 50
Triton Container International Ltd
2.05%, 04/15/2026
(i)
$ 3,258 2,896
3.15%, 06/15/2031
(i)
2,085 1,519

Schedule of Investments
Diversified Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Trustees of Princeton University/The
2.52%, 07/01/2050 $ 200 $ 114
University of Miami
4.06%, 04/01/2052 100 72
Upbound Group Inc
6.38%, 02/15/2029
(i)
4,575 3,934
Verisk Analytics Inc
4.00%, 06/15/2025 200 194
VT Topco Inc
8.50%, 08/15/2030
(i)
2,825 2,756
ZipRecruiter Inc
5.00%, 01/15/2030
(i)
725 566
$ 32,701
Computers - 0.82%
Apple Inc
0.70%, 02/08/2026 200 181
1.13%, 05/11/2025 200 188
1.38%, 05/24/2029 EUR 200 190
1.40%, 08/05/2028 $ 2,399 2,019
1.65%, 02/08/2031 200 156
2.45%, 08/04/2026 300 279
2.65%, 05/11/2050 1,239 718
2.70%, 08/05/2051 611 353
2.85%, 08/05/2061 200 111
3.00%, 06/20/2027 2,063 1,914
3.35%, 08/08/2032 200 172
3.45%, 02/09/2045 200 143
3.95%, 08/08/2052 832 617
4.15%, 05/10/2030 200 188
4.45%, 05/06/2044 200 169
ASGN Inc
4.63%, 05/15/2028
(i)
2,075 1,837
Booz Allen Hamilton Inc
5.95%, 08/04/2033 383 364
Capgemini SE
1.13%, 06/23/2030 EUR 100 89
2.00%, 04/15/2029 100 97
Dell International LLC / EMC Corp
3.38%, 12/15/2041 $ 1,565 1,008
5.75%, 02/01/2033 300 284
8.10%, 07/15/2036 1,223 1,326
DXC Capital Funding DAC
0.95%, 09/15/2031 EUR 100 75
Fortinet Inc
1.00%, 03/15/2026 $ 200 178
Hewlett Packard Enterprise Co
1.75%, 04/01/2026 1,773 1,609
4.90%, 10/15/2025 150 147
5.25%, 07/01/2028 1,929 1,862
HP Inc
1.45%, 06/17/2026 300 268
5.50%, 01/15/2033 100 92
International Business Machines Corp
0.88%, 02/09/2030 EUR 100 88
2.20%, 02/09/2027 $ 200 179
3.38%, 02/06/2027 EUR 200 208
3.43%, 02/09/2052 $ 200 124
4.00%, 02/06/2043 EUR 100 96
4.50%, 02/06/2026 $ 300 293
4.88%, 02/06/2038 GBP 100 106
5.10%, 02/06/2053 $ 100 83
KBR Inc
4.75%, 09/30/2028
(i)
2,125 1,851
Kyndryl Holdings Inc
4.10%, 10/15/2041 100 62
Leidos Inc
4.38%, 05/15/2030 1,157 1,017
5.75%, 03/15/2033 667 620
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
Lenovo Group Ltd
3.42%, 11/02/2030 $ 200 $ 161
Western Digital Corp
2.85%, 02/01/2029 100 78
$ 21,600
Consumer Products - 0.02%
Church & Dwight Co Inc
3.95%, 08/01/2047 150 107
Clorox Co/The
3.90%, 05/15/2028 100 92
Kimberly-Clark Corp
2.00%, 11/02/2031 200 154
3.20%, 07/30/2046 100 64
$ 417
Cosmetics & Personal Care - 0.34%
Estee Lauder Cos Inc/The
4.38%, 05/15/2028 896 855
4.65%, 05/15/2033 150 136
5.15%, 05/15/2053 100 86
Haleon Netherlands Capital BV
2.13%, 03/29/2034 EUR 100 86
Haleon UK Capital PLC
3.13%, 03/24/2025 $ 1,160 1,115
Haleon US Capital LLC
3.38%, 03/24/2027 250 231
3.63%, 03/24/2032 2,310 1,924
High Ridge Brands - Escrow
0.00%, 03/15/2025
(d),(e),(f)
15,607 —
Kenvue Inc
4.90%, 03/22/2033 1,065 998
5.10%, 03/22/2043 200 177
L'Oreal SA
3.13%, 05/19/2025 EUR 200 210
Procter & Gamble Co/The
1.38%, 05/03/2025 GBP 200 230
3.25%, 08/02/2026 EUR 200 210
3.95%, 01/26/2028 $ 1,357 1,299
4.05%, 01/26/2033 200 182
Unilever Capital Corp
5.00%, 12/08/2033 1,117 1,051
Unilever Finance Netherlands BV
1.38%, 09/04/2030 EUR 300 274
$ 9,064
Credit Card Asset Backed Securities - 0.03%
Citibank Credit Card Issuance Trust
6.07%, 04/22/2026 $ 785 785
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.73%
Distribution & Wholesale - 0.05%
Ferguson Finance PLC
4.50%, 10/24/2028
(i)
200 186
Ritchie Bros Holdings Inc
7.75%, 03/15/2031
(i)
925 927
Sumitomo Corp
1.55%, 07/06/2026 200 179
$ 1,292
Diversified Financial Services - 3.32%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.00%, 10/29/2028 150 126
3.30%, 01/30/2032 150 116
3.85%, 10/29/2041 150 101
6.50%, 07/15/2025 400 399
Air Lease Corp
5.30%, 02/01/2028 150 143
5.85%, 12/15/2027 200 195

Schedule of Investments
Diversified Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Ally Financial Inc
4.70%, 05/15/2026
(g),(k)
$ 1,500 $ 974
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.87%
4.75%, 06/09/2027 300 272
6.70%, 02/14/2033 800 672
American Express Co
3.13%, 05/20/2026 300 282
3.55%, 09/15/2026
(g),(k)
8,000 6,280
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
5.28%, 07/27/2029
(k)
400 384
Secured Overnight Financing Rate + 1.28%
6.34%, 10/30/2026
(k)
470 471
Secured Overnight Financing Rate + 1.33%
Ameriprise Financial Inc
3.00%, 04/02/2025 100 96
Andrew W Mellon Foundation/The
0.95%, 08/01/2027 200 170
Aviation Capital Group LLC
6.25%, 04/15/2028
(i)
100 97
Avolon Holdings Funding Ltd
2.53%, 11/18/2027
(i)
200 167
4.38%, 05/01/2026
(i)
100 93
Blackstone Holdings Finance Co LLC
1.63%, 08/05/2028
(i)
200 163
2.85%, 08/05/2051
(i)
200 104
Blue Owl Finance LLC
3.13%, 06/10/2031
(i)
100 73
Bread Financial Holdings Inc
7.00%, 01/15/2026
(i)
4,375 3,982
Burford Capital Global Finance LLC
9.25%, 07/01/2031
(i)
2,950 2,912
Cantor Fitzgerald LP
4.50%, 04/14/2027
(i)
100 93
Capital One Financial Corp
1.65%, 06/12/2029 EUR 100 86
3.20%, 02/05/2025 $ 300 287
3.80%, 01/31/2028 100 88
3.95%, 09/01/2026
(g),(k)
500 348
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
4.93%, 05/10/2028
(k)
150 139
Secured Overnight Financing Rate + 2.06%
6.38%, 06/08/2034
(k)
200 182
Secured Overnight Financing Rate + 2.86%
Charles Schwab Corp/The
1.15%, 05/13/2026 200 176
3.30%, 04/01/2027 100 91
4.00%, 06/01/2026
(g),(k)
5,000 3,968
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
5.64%, 05/19/2029
(k)
100 96
Secured Overnight Financing Rate + 2.21%
6.14%, 08/24/2034
(k)
100 94
Secured Overnight Financing Rate + 2.01%
CI Financial Corp
3.20%, 12/17/2030 100 73
CIMIC Finance Ltd
1.50%, 05/28/2029 EUR 100 84
CMB International Leasing Management Ltd
2.88%, 02/04/2031 $ 200 157
CME Group Inc
5.30%, 09/15/2043 100 93
Credit Acceptance Corp
6.63%, 03/15/2026
(h)
1,600 1,519
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Deutsche Boerse AG
0.00%, 02/22/2026
(d)
EUR 100 $ 97
Discover Financial Services
4.10%, 02/09/2027 $ 200 180
6.13%, 06/23/2025
(g),(k)
1,500 1,385
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.78%
Drawbridge Special Opportunities Fund LP /
Drawbridge Special Opportunities Fin
3.88%, 02/15/2026
(i)
550 485
Euronext NV
0.13%, 05/17/2026 EUR 200 192
GGAM Finance Ltd
8.00%, 06/15/2028
(i)
$ 2,625 2,589
IGM Financial Inc
6.00%, 12/10/2040 CAD 100 73
Intercontinental Exchange Inc
1.85%, 09/15/2032 $ 200 142
3.00%, 09/15/2060 100 53
3.65%, 05/23/2025 100 97
4.00%, 09/15/2027 200 187
4.95%, 06/15/2052 1,198 988
5.20%, 06/15/2062 994 824
Invesco Finance PLC
3.75%, 01/15/2026 100 96
Jefferies Financial Group Inc
2.63%, 10/15/2031 100 74
5.88%, 07/21/2028 1,096 1,058
Lazard Group LLC
4.38%, 03/11/2029 100 91
LeasePlan Corp NV
2.13%, 05/06/2025 EUR 200 205
Lseg Netherlands BV
0.25%, 04/06/2028 200 180
Mastercard Inc
1.90%, 03/15/2031 $ 300 233
Nasdaq Inc
0.90%, 07/30/2033 EUR 100 76
5.35%, 06/28/2028 $ 100 97
5.95%, 08/15/2053 456 407
6.10%, 06/28/2063 427 378
Nationstar Mortgage Holdings Inc
5.00%, 02/01/2026
(i)
2,650 2,463
5.50%, 08/15/2028
(i)
1,925 1,701
NFP Corp
4.88%, 08/15/2028
(i)
1,700 1,488
6.88%, 08/15/2028
(i)
15,623 13,341
8.50%, 10/01/2031
(i)
2,010 1,976
Nomura Holdings Inc
2.17%, 07/14/2028 200 165
3.00%, 01/22/2032 200 151
OneMain Finance Corp
4.00%, 09/15/2030 2,525 1,847
6.63%, 01/15/2028 5,425 4,935
ORIX Corp
5.20%, 09/13/2032 200 187
Oxford Finance LLC / Oxford Finance Co-Issuer
II Inc
6.38%, 02/01/2027
(i)
4,100 3,736
Provident Funding Associates LP / PFG Finance
Corp
6.38%, 06/15/2025
(i)
2,855 2,541
Raymond James Financial Inc
4.65%, 04/01/2030 200 185
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer
Inc
3.88%, 03/01/2031
(i)
4,375 3,383
4.00%, 10/15/2033
(i)
1,075 790

Schedule of Investments
Diversified Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Sagen MI Canada Inc
3.26%, 03/05/2031 CAD 100 $ 56
Santander Consumer Finance SA
0.38%, 01/17/2025 EUR 200 202
SIX Finance Luxembourg SA
0.00%, 12/02/2025
(d)
200 195
SOCAR Turkey Enerji AS via Steas Funding 1 DAC
7.23%, 03/17/2026 $ 1,800 1,708
Synchrony Financial
2.88%, 10/28/2031 200 136
4.50%, 07/23/2025 6,087 5,718
United Wholesale Mortgage LLC
5.50%, 11/15/2025
(i)
1,625 1,545
5.50%, 04/15/2029
(i)
975 817
USAA Capital Corp
3.38%, 05/01/2025
(i)
1,642 1,581
Visa Inc
2.00%, 06/15/2029 EUR 100 97
2.05%, 04/15/2030 $ 300 243
3.65%, 09/15/2047 100 72
Western Union Co/The
2.85%, 01/10/2025 200 192
$ 87,484
Electric - 3.21%
AES Corp/The
2.45%, 01/15/2031 881 662
5.45%, 06/01/2028 925 883
Alabama Power Co
3.00%, 03/15/2052 250 141
3.70%, 12/01/2047 100 67
AltaLink LP
4.87%, 11/15/2040 CAD 100 67
Ameren Illinois Co
3.85%, 09/01/2032 $ 100 85
American Electric Power Co Inc
5.63%, 03/01/2033 1,340 1,258
5.70%, 08/15/2025 300 298
Amprion GmbH
3.88%, 09/07/2028 EUR 100 105
4.13%, 09/07/2034 100 103
Appalachian Power Co
4.50%, 03/01/2049 $ 100 72
7.00%, 04/01/2038 200 206
Arizona Public Service Co
4.50%, 04/01/2042 100 76
5.55%, 08/01/2033 100 94
Ausgrid Finance Pty Ltd
1.81%, 02/05/2027 AUD 200 111
AusNet Services Holdings Pty Ltd
1.63%, 03/11/2081
(k)
EUR 150 137
EUR Swap Annual (VS 6 Month) 5 Year +
1.94%
2.60%, 07/31/2029 AUD 100 51
Avangrid Inc
3.20%, 04/15/2025 $ 2,546 2,437
3.80%, 06/01/2029 100 88
Avista Corp
4.00%, 04/01/2052 100 66
Baltimore Gas and Electric Co
5.40%, 06/01/2053 894 775
Berkshire Hathaway Energy Co
3.80%, 07/15/2048 200 132
4.05%, 04/15/2025 200 195
4.60%, 05/01/2053 100 74
Brookfield Infrastructure Finance ULC
5.98%, 02/14/2033 CAD 100 70
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Brookfield Renewable Partners ULC
3.38%, 01/15/2030 CAD 100 $ 63
5.88%, 11/09/2032 100 71
Bruce Power LP
4.99%, 12/21/2032 200 136
CenterPoint Energy Inc
2.65%, 06/01/2031 $ 200 156
CMS Energy Corp
3.75%, 12/01/2050
(k)
738 531
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
4.75%, 06/01/2050
(k)
1,216 1,008
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.12%
Colbun SA
3.95%, 10/11/2027 200 183
Comision Federal de Electricidad
5.00%, 09/29/2036 1,694 1,415
Commonwealth Edison Co
3.80%, 10/01/2042 200 144
Consolidated Edison Co of New York Inc
3.20%, 12/01/2051 200 117
3.95%, 04/01/2050 951 664
4.45%, 03/15/2044 536 408
4.50%, 05/15/2058 200 143
Constellation Energy Generation LLC
5.80%, 03/01/2033 200 190
6.50%, 10/01/2053 542 509
Consumers Energy Co
3.60%, 08/15/2032 200 168
4.90%, 02/15/2029 100 97
Dominion Energy Inc
3.30%, 03/15/2025 200 193
3.38%, 04/01/2030 100 84
4.65%, 12/15/2024
(g),(k)
8,000 7,265
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
4.85%, 08/15/2052 200 152
5.75%, 10/01/2054
(k)
486 457
3 Month USD LIBOR + 3.06%
DTE Electric Co
1.90%, 04/01/2028 200 172
3.95%, 03/01/2049 1,497 1,051
4.05%, 05/15/2048 100 72
DTE Energy Co
4.88%, 06/01/2028 1,315 1,251
Duke Energy Carolinas LLC
3.55%, 03/15/2052 600 381
3.95%, 03/15/2048 200 139
5.40%, 01/15/2054 362 312
Duke Energy Corp
2.65%, 09/01/2026 300 275
3.10%, 06/15/2028 EUR 100 100
3.75%, 09/01/2046 $ 300 195
4.88%, 09/16/2024
(g),(h),(k)
9,850 9,531
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
5.00%, 12/08/2027 200 193
5.75%, 09/15/2033 100 95
Duke Energy Florida LLC
5.95%, 11/15/2052 490 453
Duke Energy Indiana LLC
3.25%, 10/01/2049 200 120
5.40%, 04/01/2053 200 171
Duke Energy Ohio Inc
5.65%, 04/01/2053 361 320
Duke Energy Progress LLC
2.50%, 08/15/2050 200 103

Schedule of Investments
Diversified Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
E.ON International Finance BV
1.00%, 04/13/2025 EUR 100 $ 101
5.88%, 10/30/2037 GBP 100 115
E.ON SE
1.00%, 10/07/2025 EUR 200 201
3.50%, 10/26/2037 200 189
Eastern Power Networks PLC
1.88%, 06/01/2035 GBP 200 161
Edison International
5.25%, 11/15/2028 $ 200 190
EDP Finance BV
3.88%, 03/11/2030 EUR 100 104
Electricidad Firme de Mexico Holdings SA de CV
4.90%, 11/20/2026
(i)
$ 2,075 1,797
Electricite de France SA
5.70%, 05/23/2028
(i)
927 907
Emera US Finance LP
4.75%, 06/15/2046 1,631 1,140
Enel Finance America LLC
2.88%, 07/12/2041
(i)
400 229
Enel Finance International NV
1.50%, 07/21/2025 EUR 400 406
3.50%, 04/06/2028
(i)
$ 1,147 1,017
4.25%, 06/15/2025
(i)
200 194
4.50%, 02/20/2043 EUR 100 96
4.75%, 05/25/2047
(i)
$ 683 495
7.75%, 10/14/2052
(i)
720 739
Enel SpA
5.75%, 06/22/2037 GBP 100 114
6.38%, 04/16/2028
(g),(k)
EUR 200 212
Euribor Swap Rate 5 Year + 3.49%
Engie Energia Chile SA
3.40%, 01/28/2030 $ 200 161
Engie SA
0.38%, 06/11/2027 EUR 200 187
1.88%, 01/02/2031
(g),(k)
100 80
EUR Swap Annual (VS 6 Month) 5 Year +
2.09%
3.63%, 01/11/2030 300 309
4.25%, 01/11/2043 100 97
5.63%, 04/03/2053 GBP 100 109
Entergy Arkansas LLC
4.20%, 04/01/2049 $ 100 71
Entergy Louisiana LLC
2.35%, 06/15/2032 300 225
2.40%, 10/01/2026 300 274
Entergy Mississippi LLC
3.50%, 06/01/2051 519 319
Entergy Texas Inc
4.50%, 03/30/2039 2,225 1,779
5.00%, 09/15/2052 409 325
Evergy Metro Inc
4.20%, 06/15/2047 200 144
Eversource Energy
3.45%, 01/15/2050 100 61
Exelon Corp
4.10%, 03/15/2052 100 68
4.70%, 04/15/2050 100 75
5.60%, 03/15/2053 509 437
FirstEnergy Transmission LLC
4.55%, 04/01/2049
(i)
1,916 1,416
Florida Power & Light Co
2.85%, 04/01/2025 200 192
3.95%, 03/01/2048 200 143
3.99%, 03/01/2049 100 72
4.05%, 10/01/2044 200 149
FortisAlberta Inc
4.27%, 09/22/2045 CAD 100 61
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Georgia Power Co
3.25%, 03/15/2051 $ 1,569 $ 936
Hydro One Inc
1.76%, 02/28/2025 CAD 200 138
3.63%, 06/25/2049 300 164
Iberdrola Finanzas SA
1.25%, 09/13/2027 EUR 200 195
1.38%, 03/11/2032 100 88
1.58%, 08/16/2027
(g),(k)
200 178
EUR Swap Annual (VS 6 Month) 5 Year +
1.68%
1.62%, 11/29/2029 200 191
Interstate Power and Light Co
3.50%, 09/30/2049 $ 1,002 623
ITC Holdings Corp
3.35%, 11/15/2027 100 91
Kentucky Utilities Co
5.13%, 11/01/2040 100 84
Liberty Utilities Finance GP 1
2.05%, 09/15/2030
(i)
681 513
Metropolitan Edison Co
5.20%, 04/01/2028
(i)
1,525 1,471
MidAmerican Energy Co
5.35%, 01/15/2034 200 192
5.85%, 09/15/2054 50 47
Monongahela Power Co
5.85%, 02/15/2034
(i)
1,002 955
National Grid Electricity Distribution East Midlands
PLC
3.95%, 09/20/2032 EUR 100 101
National Grid Electricity Distribution West
Midlands PLC
5.75%, 04/16/2032 GBP 100 118
National Grid Electricity Transmission PLC
2.00%, 04/17/2040 100 69
National Grid PLC
0.25%, 09/01/2028 EUR 200 175
National Rural Utilities Cooperative Finance Corp
2.85%, 01/27/2025 $ 1,650 1,594
4.80%, 03/15/2028 514 497
5.45%, 10/30/2025 300 300
5.80%, 01/15/2033 100 97
8.56%, 04/30/2043 1,066 1,043
CME Term Secured Overnight Financing
Rate 3 Month + 3.17%
Naturgy Finance BV
1.50%, 01/29/2028 EUR 100 96
Network Finance Co Pty Ltd
2.58%, 10/03/2028 AUD 100 54
Nevada Power Co
3.13%, 08/01/2050 $ 100 57
New England Power Co
3.80%, 12/05/2047
(i)
100 67
New York State Electric & Gas Corp
5.85%, 08/15/2033
(i)
1,209 1,162
NextEra Energy Capital Holdings Inc
1.88%, 01/15/2027 200 176
5.25%, 02/28/2053 100 81
5.65%, 05/01/2079
(k)
100 88
3 Month USD LIBOR + 3.16%
5.75%, 09/01/2025 599 596
6.05%, 03/01/2025 813 813
Northern Powergrid Yorkshire PLC
2.25%, 10/09/2059 GBP 100 56
Northern States Power Co/MN
2.60%, 06/01/2051 $ 200 106
Oglethorpe Power Corp
3.75%, 08/01/2050 100 63

Schedule of Investments
Diversified Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Oklahoma Gas and Electric Co
3.25%, 04/01/2030 $ 100 $ 84
5.60%, 04/01/2053 362 318
Oncor Electric Delivery Co LLC
3.70%, 05/15/2050 100 67
4.15%, 06/01/2032 805 710
4.30%, 05/15/2028
(i)
100 94
5.75%, 03/15/2029 200 201
Pacific Gas and Electric Co
3.30%, 03/15/2027 150 134
3.30%, 08/01/2040 400 243
3.95%, 12/01/2047 704 420
4.30%, 03/15/2045 2,270 1,469
4.95%, 06/08/2025 924 902
6.10%, 01/15/2029 200 192
6.75%, 01/15/2053 100 88
PacifiCorp
4.10%, 02/01/2042 200 141
5.50%, 05/15/2054 1,287 1,048
PECO Energy Co
3.15%, 10/15/2025 200 191
3.90%, 03/01/2048 150 107
PPL Electric Utilities Corp
6.25%, 05/15/2039 100 98
Public Service Co of Colorado
1.90%, 01/15/2031 100 76
2.70%, 01/15/2051 2,305 1,211
3.70%, 06/15/2028 951 868
4.10%, 06/15/2048 1,242 864
5.25%, 04/01/2053 100 84
Public Service Co of New Hampshire
2.20%, 06/15/2031 300 232
Public Service Co of Oklahoma
2.20%, 08/15/2031
(h)
1,183 890
Public Service Electric and Gas Co
3.00%, 05/15/2025 300 289
5.13%, 03/15/2053 100 86
Public Service Enterprise Group Inc
2.45%, 11/15/2031 100 76
Puget Energy Inc
4.10%, 06/15/2030 200 171
Puget Sound Energy Inc
5.45%, 06/01/2053 100 87
Red Electrica Financiaciones SAU
1.25%, 03/13/2027 EUR 100 98
RWE AG
2.75%, 05/24/2030 100 97
San Diego Gas & Electric Co
3.70%, 03/15/2052 $ 100 65
4.95%, 08/15/2028 100 96
Sempra
4.13%, 04/01/2052
(k)
75 58
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.87%
Southern California Edison Co
3.60%, 02/01/2045 300 195
5.85%, 11/01/2027 889 888
5.95%, 11/01/2032 300 293
Southern Co/The
3.75%, 09/15/2051
(k)
2,000 1,710
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
4.48%, 08/01/2024
(n)
875 863
4.85%, 06/15/2028 200 191
5.15%, 10/06/2025 100 99
Southern Power Co
5.25%, 07/15/2043 200 161
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Southwestern Electric Power Co
3.25%, 11/01/2051 $ 200 $ 113
5.30%, 04/01/2033 586 540
SSE PLC
4.00%, 01/21/2028
(g),(k)
EUR 150 145
EUR Swap Annual (VS 6 Month) 5 Year +
2.70%
Tampa Electric Co
4.45%, 06/15/2049 $ 100 73
Teollisuuden Voima Oyj
2.63%, 03/31/2027 EUR 200 198
Terna - Rete Elettrica Nazionale
3.88%, 07/24/2033 100 100
Union Electric Co
3.25%, 10/01/2049 $ 200 117
3.90%, 04/01/2052 730 503
Virginia Electric and Power Co
2.40%, 03/30/2032 300 228
4.60%, 12/01/2048 250 191
Vistra Operations Co LLC
6.95%, 10/15/2033
(i)
100 95
WEC Energy Group Inc
2.20%, 12/15/2028 200 167
Wisconsin Power and Light Co
1.95%, 09/16/2031 200 148
Xcel Energy Inc
5.45%, 08/15/2033 100 93
$ 84,743
Electrical Components & Equipment - 0.01%
Schneider Electric SE
3.50%, 11/09/2032 EUR 200 205
Electronics - 0.19%
Amphenol Corp
4.75%, 03/30/2026 $ 100 98
Arrow Electronics Inc
3.88%, 01/12/2028 200 181
Assa Abloy AB
4.13%, 09/13/2035 EUR 100 105
Flex Ltd
6.00%, 01/15/2028 $ 200 198
Honeywell International Inc
1.75%, 09/01/2031 1,133 848
1.95%, 06/01/2030 100 80
2.50%, 11/01/2026 100 92
3.75%, 05/17/2032 EUR 100 102
4.25%, 01/15/2029 $ 933 880
4.50%, 01/15/2034 100 90
Jabil Inc
5.45%, 02/01/2029 438 421
Keysight Technologies Inc
4.60%, 04/06/2027 200 191
Trimble Inc
4.90%, 06/15/2028 813 769
6.10%, 03/15/2033 613 585
Vontier Corp
2.40%, 04/01/2028 100 82
2.95%, 04/01/2031 351 264
$ 4,986
Energy - Alternate Sources - 0.12%
Contemporary Ruiding Development Ltd
1.88%, 09/17/2025 200 186
Energo-Pro AS
8.50%, 02/04/2027
(i)
1,500 1,419
Enviva Partners LP / Enviva Partners Finance Corp
6.50%, 01/15/2026
(h),(i)
1,950 1,370
Worley Financial Services Pty Ltd
5.95%, 10/13/2028 AUD 200 122
$ 3,097

Schedule of Investments
Diversified Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Engineering & Construction - 0.17%
Aeroports de Montreal
3.03%, 04/21/2050 CAD 150 $ 73
Bouygues SA
2.25%, 06/29/2029 EUR 300 290
Calgary Airport Authority/The
3.20%, 10/07/2036 CAD 200 113
Gatwick Funding Ltd
2.88%, 07/05/2051 GBP 100 66
Greater Toronto Airports Authority
2.73%, 04/03/2029 CAD 300 194
Heathrow Funding Ltd
1.88%, 03/14/2036 EUR 100 82
2.75%, 10/13/2031 GBP 100 102
2.75%, 08/09/2051 100 65
HOCHTIEF AG
0.63%, 04/26/2029 EUR 100 85
HTA Group Ltd/Mauritius
7.00%, 12/18/2025
(i)
$ 865 835
7.00%, 12/18/2025 287 277
Jacobs Engineering Group Inc
5.90%, 03/01/2033 579 537
6.35%, 08/18/2028 678 674
Manchester Airport Group Funding PLC
2.88%, 09/30/2044 GBP 100 73
MasTec Inc
4.50%, 08/15/2028
(i)
$ 200 175
Sydney Airport Finance Co Pty Ltd
4.38%, 05/03/2033 EUR 100 104
Technip Energies NV
1.13%, 05/28/2028 100 90
Vancouver Airport Authority
1.76%, 09/20/2030 CAD 250 145
Vinci SA
2.25%, 03/15/2027 GBP 200 220
2.75%, 09/15/2034 100 94
3.38%, 02/04/2025 EUR 100 105
$ 4,399
Entertainment - 1.09%
Caesars Entertainment Inc
4.63%, 10/15/2029
(i)
$ 2,825 2,322
7.00%, 02/15/2030
(i)
5,125 4,946
Cinemark USA Inc
5.25%, 07/15/2028
(h),(i)
6,175 5,333
5.88%, 03/15/2026
(i)
1,000 949
8.75%, 05/01/2025
(i)
150 152
Everi Holdings Inc
5.00%, 07/15/2029
(i)
3,275 2,752
Live Nation Entertainment Inc
4.75%, 10/15/2027
(i)
2,600 2,376
6.50%, 05/15/2027
(i)
1,200 1,171
Scientific Games Holdings LP/Scientific Games US
FinCo Inc
6.63%, 03/01/2030
(i)
1,000 860
Speedway Motorsports LLC / Speedway Funding
II Inc
4.88%, 11/01/2027
(i)
2,925 2,611
Warnermedia Holdings Inc
3.64%, 03/15/2025 896 866
3.76%, 03/15/2027 200 184
4.05%, 03/15/2029 1,347 1,192
4.28%, 03/15/2032 200 166
5.05%, 03/15/2042 429 318
5.14%, 03/15/2052 200 141
5.39%, 03/15/2062 623 436
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Wynn Resorts Finance LLC / Wynn Resorts Capital
Corp
5.13%, 10/01/2029
(i)
$ 1,050 $ 895
7.13%, 02/15/2031
(i)
1,175 1,094
$ 28,764
Environmental Control - 0.74%
Covanta Holding Corp
4.88%, 12/01/2029
(i)
1,575 1,229
GFL Environmental Inc
4.38%, 08/15/2029
(i)
5,350 4,562
4.75%, 06/15/2029
(i)
2,375 2,079
Madison IAQ LLC
5.88%, 06/30/2029
(i)
6,640 5,144
Republic Services Inc
5.00%, 04/01/2034 1,258 1,153
Veralto Corp
5.50%, 09/18/2026
(i)
200 198
Waste Connections Inc
2.20%, 01/15/2032 1,862 1,402
2.95%, 01/15/2052 100 57
4.25%, 12/01/2028 660 618
Waste Management Inc
4.63%, 02/15/2030 430 404
4.63%, 02/15/2033 100 91
4.88%, 02/15/2029 150 145
4.88%, 02/15/2034 2,651 2,428
$ 19,510
Food - 1.46%
Albertsons Cos Inc / Safeway Inc / New Albertsons
LP / Albertsons LLC
3.50%, 03/15/2029
(i)
1,025 874
4.88%, 02/15/2030
(i)
325 290
Campbell Soup Co
3.95%, 03/15/2025 200 194
Carrefour SA
1.88%, 10/30/2026 EUR 200 198
Conagra Brands Inc
4.85%, 11/01/2028 $ 100 94
5.30%, 11/01/2038 100 84
7.00%, 10/01/2028 1,078 1,119
Danone SA
0.52%, 11/09/2030 EUR 200 169
2.95%, 11/02/2026
(i)
$ 200 186
ELO SACA
2.88%, 01/29/2026 EUR 100 100
General Mills Inc
2.88%, 04/15/2030 $ 200 165
4.20%, 04/17/2028 100 94
4.95%, 03/29/2033
(h)
619 562
Hershey Co/The
0.90%, 06/01/2025 100 93
Hormel Foods Corp
0.65%, 06/03/2024 1,573 1,526
1.70%, 06/03/2028 100 85
Indofood CBP Sukses Makmur Tbk PT
3.40%, 06/09/2031 200 159
J M Smucker Co/The
2.38%, 03/15/2030 100 80
5.90%, 11/15/2028 760 754
6.50%, 11/15/2043 465 441
6.50%, 11/15/2053 465 438
JBS USA LUX SA / JBS USA Food Co / JBS
Luxembourg SARL
7.25%, 11/15/2053
(i)
100 89

Schedule of Investments
Diversified Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
JBS USA LUX SA / JBS USA Food Co / JBS USA
Finance Inc
2.50%, 01/15/2027 $ 300 $ 263
6.50%, 12/01/2052 50 41
Kellanova
4.30%, 05/15/2028 200 187
Kraft Heinz Foods Co
3.88%, 05/15/2027 200 188
4.38%, 06/01/2046 2,829 2,070
4.63%, 10/01/2039 200 161
4.88%, 10/01/2049 678 531
5.50%, 06/01/2050 100 86
Kroger Co/The
3.88%, 10/15/2046 380 251
4.65%, 01/15/2048 150 114
Lamb Weston Holdings Inc
4.38%, 01/31/2032
(i)
300 248
Loblaw Cos Ltd
5.01%, 09/13/2032 CAD 100 69
Mars Inc
3.95%, 04/01/2044
(i)
$ 200 146
4.65%, 04/20/2031
(i)
913 848
4.75%, 04/20/2033
(i)
100 92
McCormick & Co Inc/MD
4.95%, 04/15/2033 493 444
Metro Inc/CN
4.27%, 12/04/2047 CAD 100 58
Minerva Luxembourg SA
8.88%, 09/13/2033
(i)
$ 1,975 1,938
Mondelez International Holdings Netherlands BV
0.25%, 09/09/2029 EUR 100 86
4.25%, 09/15/2025
(i)
$ 200 194
Mondelez International Inc
0.25%, 03/17/2028 EUR 200 181
Nestle Finance International Ltd
1.25%, 03/29/2031 200 180
3.75%, 03/13/2033 200 213
Nestle Holdings Inc
2.50%, 04/04/2032 GBP 100 99
2.63%, 09/14/2051
(i)
$ 150 85
4.85%, 03/14/2033
(i)
200 188
5.25%, 03/13/2026
(i)
1,261 1,259
Nestle SA
1.63%, 07/15/2026 CHF 200 220
Performance Food Group Inc
4.25%, 08/01/2029
(i)
$ 1,900 1,603
5.50%, 10/15/2027
(i)
2,950 2,758
Pilgrim's Pride Corp
6.25%, 07/01/2033 100 92
Post Holdings Inc
4.50%, 09/15/2031
(i)
4,100 3,317
4.63%, 04/15/2030
(i)
400 335
5.50%, 12/15/2029
(i)
1,050 936
Smithfield Foods Inc
2.63%, 09/13/2031
(i)
100 71
Sysco Corp
4.45%, 03/15/2048 2,575 1,906
4.50%, 04/01/2046 1,424 1,055
5.95%, 04/01/2030 163 162
6.60%, 04/01/2050 821 810
Tesco Corporate Treasury Services PLC
2.50%, 05/02/2025 GBP 200 233
Tyson Foods Inc
5.10%, 09/28/2048 $ 100 77
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
US Foods Inc
4.63%, 06/01/2030
(i)
$ 100 $ 85
4.75%, 02/15/2029
(i)
2,493 2,199
7.25%, 01/15/2032
(i)
4,846 4,757
$ 38,630
Food Service - 0.12%
Aramark Services Inc
5.00%, 02/01/2028
(i)
3,385 3,104
Sodexo SA
0.75%, 04/27/2025 EUR 100 101
$ 3,205
Forest Products & Paper - 0.10%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/2027 $ 300 268
Georgia-Pacific LLC
0.95%, 05/15/2026
(i)
2,369 2,102
2.30%, 04/30/2030
(i)
100 80
International Paper Co
4.40%, 08/15/2047 150 109
Suzano Austria GmbH
3.13%, 01/15/2032 200 151
$ 2,710
Gas - 0.25%
AltaGas Ltd
4.12%, 04/07/2026 CAD 300 208
APA Infrastructure Ltd
1.25%, 03/15/2033 EUR 100 76
2.50%, 03/15/2036 GBP 100 78
Atmos Energy Corp
1.50%, 01/15/2031 $ 100 74
2.85%, 02/15/2052 100 56
5.75%, 10/15/2052 1,085 995
6.20%, 11/15/2053
(h)
332 322
Brooklyn Union Gas Co/The
6.39%, 09/15/2033
(i)
250 239
CenterPoint Energy Resources Corp
4.40%, 07/01/2032 200 175
5.25%, 03/01/2028 200 195
CU Inc
5.09%, 09/20/2053 CAD 150 103
Enbridge Gas Inc
4.00%, 08/22/2044 200 116
ENN Energy Holdings Ltd
2.63%, 09/17/2030 $ 200 158
EP Infrastructure AS
2.05%, 10/09/2028 EUR 100 85
Italgas SpA
1.00%, 12/11/2031 200 163
KeySpan Gas East Corp
5.99%, 03/06/2033
(i)
$ 1,158 1,089
NiSource Inc
5.40%, 06/30/2033 568 529
5.65%, 02/01/2045 200 173
ONE Gas Inc
2.00%, 05/15/2030 200 157
Snam SpA
3.38%, 12/05/2026 EUR 200 207
Southern California Gas Co
2.55%, 02/01/2030 $ 100 81
2.95%, 04/15/2027 200 182
3.95%, 02/15/2050 200 134
Southern Co Gas Capital Corp
1.75%, 01/15/2031 200 148
Southern Gas Networks PLC
3.10%, 09/15/2036 GBP 150 128
Spire Missouri Inc
4.80%, 02/15/2033 $ 613 561

Schedule of Investments
Diversified Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Gas (continued)
Vier Gas Transport GmbH
4.63%, 09/26/2032 EUR 100 $ 107
Wales & West Utilities Finance PLC
3.00%, 08/03/2038 GBP 100 84
$ 6,623
Hand & Machine Tools - 0.09%
Regal Rexnord Corp
6.30%, 02/15/2030
(i)
$ 150 141
Stanley Black & Decker Inc
4.00%, 03/15/2060
(k)
2,542 2,087
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.66%
6.00%, 03/06/2028 250 250
$ 2,478
Healthcare - Products - 0.50%
Abbott Laboratories
3.75%, 11/30/2026 200 191
4.75%, 04/15/2043 300 259
Agilent Technologies Inc
2.30%, 03/12/2031 1,946 1,508
Alcon Finance Corp
3.00%, 09/23/2029
(i)
200 170
American Medical Systems Europe BV
1.38%, 03/08/2028 EUR 200 191
Baxter International Inc
2.54%, 02/01/2032 $ 200 150
3.95%, 04/01/2030 100 87
Becton Dickinson Euro Finance Sarl
3.55%, 09/13/2029 EUR 150 154
Boston Scientific Corp
2.65%, 06/01/2030 $ 200 164
DH Europe Finance II Sarl
2.60%, 11/15/2029 200 169
3.40%, 11/15/2049 100 65
DH Europe Finance Sarl
1.20%, 06/30/2027 EUR 300 289
EssilorLuxottica SA
0.38%, 01/05/2026 100 98
0.50%, 06/05/2028 200 184
Garden Spinco Corp
8.63%, 07/20/2030
(i)
$ 2,360 2,435
GE HealthCare Technologies Inc
5.60%, 11/15/2025 100 99
5.65%, 11/15/2027 2,760 2,732
5.91%, 11/22/2032 200 194
Koninklijke Philips NV
4.25%, 09/08/2031 EUR 100 103
Medline Borrower LP
5.25%, 10/01/2029
(i)
$ 775 660
Medtronic Global Holdings SCA
1.13%, 03/07/2027 EUR 300 291
1.63%, 10/15/2050 100 59
2.25%, 03/07/2039 100 80
Medtronic Inc
4.38%, 03/15/2035 $ 200 175
Molnlycke Holding AB
4.25%, 09/08/2028 EUR 100 105
Revvity Inc
3.30%, 09/15/2029 $ 200 170
Sartorius Finance BV
4.88%, 09/14/2035 EUR 100 103
STERIS Irish FinCo UnLtd Co
3.75%, 03/15/2051 $ 1,994 1,318
Stryker Corp
0.75%, 03/01/2029 EUR 100 90
3.38%, 11/01/2025 $ 100 96
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
Thermo Fisher Scientific Finance I BV
1.63%, 10/18/2041 EUR 100 $ 69
2.00%, 10/18/2051 100 61
Thermo Fisher Scientific Inc
1.50%, 10/01/2039 100 71
2.00%, 04/15/2025 200 206
4.98%, 08/10/2030 $ 100 95
5.40%, 08/10/2043 100 91
Zimmer Biomet Holdings Inc
1.16%, 11/15/2027 EUR 100 94
$ 13,076
Healthcare - Services - 1.24%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(i)
$ 1,425 1,271
5.50%, 07/01/2028
(i)
880 812
Advocate Health & Hospitals Corp
4.27%, 08/15/2048 200 154
Aetna Inc
4.75%, 03/15/2044 200 155
Banner Health
2.34%, 01/01/2030 200 162
Catalent Pharma Solutions Inc
3.50%, 04/01/2030
(h),(i)
887 696
Centene Corp
2.50%, 03/01/2031 300 227
4.25%, 12/15/2027 200 184
CommonSpirit Health
4.19%, 10/01/2049 200 140
DaVita Inc
3.75%, 02/15/2031
(i)
650 467
Elevance Health Inc
2.88%, 09/15/2029 1,230 1,045
3.60%, 03/15/2051 250 160
4.55%, 03/01/2048 100 77
6.10%, 10/15/2052 515 487
Eurofins Scientific SE
4.75%, 09/06/2030 EUR 100 104
Fresenius Medical Care AG & Co KGaA
1.00%, 05/29/2026 200 192
Fresenius Medical Care US Finance III Inc
3.75%, 06/15/2029
(i)
$ 150 122
Fresenius SE & Co KGaA
1.88%, 05/24/2025 EUR 200 204
2.88%, 05/24/2030 100 95
Hackensack Meridian Health Inc
2.88%, 09/01/2050 $ 100 58
HCA Inc
3.38%, 03/15/2029 554 476
3.50%, 09/01/2030 1,173 971
3.50%, 07/15/2051 1,428 827
4.50%, 02/15/2027 200 189
4.63%, 03/15/2052 1,788 1,245
5.25%, 06/15/2026 300 293
5.50%, 06/15/2047 200 161
Humana Inc
1.35%, 02/03/2027 1,288 1,117
3.13%, 08/15/2029 100 87
5.50%, 03/15/2053 360 310
5.88%, 03/01/2033 644 624
Kaiser Foundation Hospitals
4.15%, 05/01/2047 200 151
Mass General Brigham Inc
3.34%, 07/01/2060 100 59
Memorial Sloan-Kettering Cancer Center
2.96%, 01/01/2050 100 59
Providence St Joseph Health Obligated Group
2.70%, 10/01/2051 200 101

Schedule of Investments
Diversified Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Roche Holdings Inc
2.08%, 12/13/2031
(i)
$ 200 $ 154
2.13%, 03/10/2025
(h),(i)
3,696 3,539
2.61%, 12/13/2051
(i)
200 111
3.00%, 11/10/2025
(i)
200 191
Surgery Center Holdings Inc
10.00%, 04/15/2027
(i)
3,713 3,706
Sutter Health
3.70%, 08/15/2028 200 183
Tenet Healthcare Corp
4.63%, 06/15/2028 100 89
5.13%, 11/01/2027 200 185
6.13%, 10/01/2028
(h)
6,110 5,667
UnitedHealth Group Inc
1.25%, 01/15/2026 2,045 1,866
3.05%, 05/15/2041 300 200
3.10%, 03/15/2026 200 190
3.70%, 08/15/2049 100 68
3.75%, 07/15/2025 200 195
4.63%, 11/15/2041 300 246
4.75%, 07/15/2045 300 246
4.95%, 05/15/2062 503 408
5.05%, 04/15/2053 100 84
5.20%, 04/15/2063 100 84
5.25%, 02/15/2028 926 920
6.05%, 02/15/2063 929 885
$ 32,699
Home Furnishings - 0.01%
Electrolux AB
4.13%, 10/05/2026 EUR 200 210
Whirlpool Corp
4.75%, 02/26/2029 $ 200 187
$ 397
Housewares - 0.04%
CD&R Smokey Buyer Inc
6.75%, 07/15/2025
(i)
491 469
Newell Brands Inc
6.37%, 04/01/2036 800 628
$ 1,097
Insurance - 3.81%
Achmea BV
1.50%, 05/26/2027 EUR 100 97
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(i)
$ 900 738
7.00%, 11/15/2025
(i)
9,082 8,805
Ageas SA/NV
1.88%, 11/24/2051
(k)
EUR 100 77
3 Month Euro Interbank Offered Rate +
3.10%
AIA Group Ltd
4.95%, 04/04/2033
(i)
$ 200 184
Alliant Holdings Intermediate LLC / Alliant
Holdings Co-Issuer
4.25%, 10/15/2027
(i)
2,725 2,396
6.75%, 10/15/2027
(i)
1,250 1,142
Allianz Finance II BV
0.00%, 01/14/2025
(d)
EUR 200 202
0.50%, 01/14/2031 200 169
Allianz SE
4.25%, 07/05/2052
(k)
200 193
3 Month Euro Interbank Offered Rate +
3.55%
6.35%, 09/06/2053
(i),(k)
$ 400 381
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
Allstate Corp/The
5.25%, 03/30/2033 200 185
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
American International Group Inc
5.13%, 03/27/2033 $ 200 $ 182
Americo Life Inc
3.45%, 04/15/2031
(i)
711 517
AmFam Holdings Inc
2.81%, 03/11/2031
(i)
100 71
AmWINS Group Inc
4.88%, 06/30/2029
(i)
5,275 4,516
Aon Corp / Aon Global Holdings PLC
2.60%, 12/02/2031 100 77
3.90%, 02/28/2052 100 67
Argentum Netherlands BV for Swiss Re Ltd
5.75%, 08/15/2050
(k)
1,500 1,442
3 Month USD LIBOR + 3.59%
Arthur J Gallagher & Co
5.75%, 03/02/2053 758 660
6.75%, 02/15/2054
(j)
468 460
ASR Nederland NV
3.38%, 05/02/2049
(k)
EUR 100 92
EUR Swap Annual (VS 6 Month) 5 Year +
4.00%
Assicurazioni Generali SpA
2.12%, 10/01/2030 150 127
AssuredPartners Inc
5.63%, 01/15/2029
(i)
$ 850 721
7.00%, 08/15/2025
(i)
8,612 8,447
Athene Global Funding
0.37%, 09/10/2026 EUR 300 279
1.61%, 06/29/2026
(i)
$ 300 262
1.73%, 10/02/2026
(i)
2,195 1,907
Athene Holding Ltd
3.45%, 05/15/2052 1,095 618
3.95%, 05/25/2051 100 63
Aviva PLC
6.88%, 05/20/2058
(k)
GBP 100 113
SONIA Interest Rate Benchmark + 3.38%
AXA SA
3.25%, 05/28/2049
(k)
EUR 200 191
3 Month Euro Interbank Offered Rate +
3.20%
3.38%, 07/06/2047
(k)
200 200
3 Month Euro Interbank Offered Rate +
3.75%
3.75%, 10/12/2030 100 105
AXIS Specialty Finance LLC
3.90%, 07/15/2029 $ 100 88
Berkshire Hathaway Finance Corp
2.38%, 06/19/2039 GBP 100 79
2.50%, 01/15/2051 $ 300 161
2.88%, 03/15/2032 200 163
Berkshire Hathaway Inc
1.13%, 03/16/2027 EUR 100 97
1.63%, 03/16/2035 200 160
Brighthouse Financial Inc
4.70%, 06/22/2047 $ 100 66
Chubb Corp/The
6.50%, 05/15/2038 200 207
Chubb INA Holdings Inc
1.38%, 09/15/2030 200 150
1.55%, 03/15/2028 EUR 200 191
Cloverie PLC for Zurich Insurance Co Ltd
1.50%, 12/15/2028 200 189
Corebridge Financial Inc
3.90%, 04/05/2032 $ 200 164
Credit Agricole Assurances SA
4.50%, 10/14/2025
(g),(k)
EUR 100 104
EUR Swap Annual (VS 6 Month) 5 Year +
4.35%

Schedule of Investments
Diversified Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Dai-ichi Life Insurance Co Ltd/The
4.00%, 07/24/2026
(g),(i),(k)
$ 200 $ 188
CME Term Secured Overnight Financing
Rate 3 Month + 3.92%
Enstar Group Ltd
3.10%, 09/01/2031 1,424 1,053
4.95%, 06/01/2029 2,070 1,888
Equitable Financial Life Global Funding
1.30%, 07/12/2026
(i)
2,140 1,870
1.40%, 07/07/2025
(i)
200 184
6.38%, 06/02/2028 GBP 100 124
F&G Global Funding
0.90%, 09/20/2024
(i)
$ 1,772 1,681
2.30%, 04/11/2027
(i)
1,371 1,180
Farmers Insurance Exchange
4.75%, 11/01/2057
(i),(k)
100 71
3 Month USD LIBOR + 3.23%
Fidelity & Guaranty Life Holdings Inc
5.50%, 05/01/2025
(i)
200 195
Global Atlantic Fin Co
4.40%, 10/15/2029
(i)
150 123
Great-West Lifeco Inc
2.38%, 05/14/2030 CAD 300 181
GTCR AP Finance Inc
8.00%, 05/15/2027
(i)
$ 5,430 5,287
Guardian Life Insurance Co of America/The
4.88%, 06/19/2064
(i)
50 37
Hannover Rueck SE
5.88%, 08/26/2043
(k)
EUR 100 108
3 Month Euro Interbank Offered Rate +
3.75%
Hartford Financial Services Group Inc/The
2.90%, 09/15/2051 $ 150 83
HUB International Ltd
5.63%, 12/01/2029
(i)
300 258
7.00%, 05/01/2026
(i)
10,080 9,812
Intact Financial Corp
5.28%, 09/14/2054 CAD 100 69
Jackson Financial Inc
5.17%, 06/08/2027 $ 200 191
Jones Deslauriers Insurance Management Inc
8.50%, 03/15/2030
(i)
3,760 3,694
La Mondiale SAM
2.13%, 06/23/2031 EUR 100 83
Legal & General Group PLC
5.25%, 03/21/2047
(k)
$ 200 184
USD Swap Semi-Annual 5 Year + 3.69%
Liberty Mutual Group Inc
3.95%, 05/15/2060
(i)
100 58
4.30%, 02/01/2061
(i)
3,258 1,698
7.80%, 03/07/2087
(i)
2,000 1,923
3 Month USD LIBOR + 3.58%
Lincoln National Corp
3.40%, 03/01/2032 100 75
M&G PLC
6.25%, 10/20/2068
(k)
GBP 100 97
Generic Britain 5 Year Government Bond +
5.30%
Manulife Financial Corp
2.24%, 05/12/2030
(k)
CAD 300 204
Canadian Dollar Offered Rate 3 Month +
1.49%
2.48%, 05/19/2027 $ 100 89
Mapfre SA
4.38%, 03/31/2047
(k)
EUR 100 101
3 Month Euro Interbank Offered Rate +
4.54%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Markel Group Inc
3.35%, 09/17/2029 $ 200 $ 174
Marsh & McLennan Cos Inc
1.35%, 09/21/2026 EUR 100 98
4.90%, 03/15/2049 $ 100 82
5.40%, 09/15/2033 200 190
Massachusetts Mutual Life Insurance Co
5.67%, 12/01/2052
(i)
100 87
MassMutual Global Funding II
5.05%, 06/14/2028
(i)
200 193
MetLife Inc
3.85%, 09/15/2025
(g),(k)
2,300 2,091
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
4.55%, 03/23/2030 300 279
5.25%, 01/15/2054 200 167
9.25%, 04/08/2068
(i)
5,775 6,255
3 Month USD LIBOR + 5.54%
Metropolitan Life Global Funding I
0.55%, 06/16/2027 EUR 100 94
1.55%, 01/07/2031
(i)
$ 200 146
5.40%, 09/12/2028
(i)
300 293
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
1.25%, 05/26/2041
(k)
EUR 100 81
3 Month Euro Interbank Offered Rate +
2.55%
Nationwide Mutual Insurance Co
4.35%, 04/30/2050
(i)
$ 100 67
New York Life Global Funding
0.13%, 07/23/2030 CHF 100 96
0.85%, 01/15/2026
(i)
$ 150 135
3.25%, 04/07/2027
(i)
200 185
4.85%, 01/09/2028
(i)
628 606
5.25%, 06/30/2026 CAD 100 72
New York Life Insurance Co
3.75%, 05/15/2050
(i)
$ 100 66
Nippon Life Insurance Co
5.10%, 10/16/2044
(i),(k)
4,000 3,922
USD Swap Semi-Annual 5 Year + 3.65%
6.25%, 09/13/2053
(i),(k)
200 192
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.95%
NN Group NV
4.50%, 01/15/2026
(g),(k)
EUR 100 103
3 Month Euro Interbank Offered Rate +
4.00%
4.63%, 01/13/2048
(k)
100 101
3 Month Euro Interbank Offered Rate +
4.95%
Northwestern Mutual Global Funding
4.35%, 09/15/2027
(i)
$ 863 820
Northwestern Mutual Life Insurance Co/The
3.63%, 09/30/2059
(i)
150 90
Pacific Life Global Funding II
5.50%, 08/28/2026
(i)
200 199
Pacific Life Insurance Co
4.30%, 10/24/2067
(i),(k)
100 69
3 Month USD LIBOR + 2.80%
PartnerRe Ireland Finance DAC
1.25%, 09/15/2026 EUR 200 194
Pension Insurance Corp PLC
4.63%, 05/07/2031 GBP 100 99
Phoenix Group Holdings PLC
4.75%, 09/04/2031
(k)
$ 200 181
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.28%

Schedule of Investments
Diversified Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Pine Street Trust II
5.57%, 02/15/2049
(i)
$ 100 $ 78
Pricoa Global Funding I
5.55%, 08/28/2026
(i)
300 298
Progressive Corp/The
3.20%, 03/26/2030 300 256
Protective Life Global Funding
5.21%, 04/14/2026
(i)
200 195
Prudential Financial Inc
3.70%, 10/01/2050
(k)
100 79
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
3.70%, 03/13/2051 200 130
3.94%, 12/07/2049 150 102
5.70%, 09/15/2048
(k)
388 348
3 Month USD LIBOR + 2.67%
Prudential Funding Asia PLC
3.13%, 04/14/2030 542 452
Reinsurance Group of America Inc
3.15%, 06/15/2030 200 162
Rothesay Life PLC
3.38%, 07/12/2026 GBP 100 111
Sampo Oyj
2.50%, 09/03/2052
(k)
EUR 100 81
3 Month Euro Interbank Offered Rate +
3.60%
SBL Holdings Inc
5.00%, 02/18/2031
(i)
$ 1,478 1,117
5.13%, 11/13/2026
(i)
100 91
Security Benefit Global Funding
1.25%, 05/17/2024
(i)
1,343 1,302
Sun Life Financial Inc
4.78%, 08/10/2034
(k)
CAD 100 68
Canadian Overnight Repo Rate Average +
1.96%
Swiss Life Finance I Ltd
3.25%, 08/31/2029 EUR 100 100
Swiss Re Finance Luxembourg SA
5.00%, 04/02/2049
(i),(k)
$ 200 186
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
Teachers Insurance & Annuity Association of
America
4.27%, 05/15/2047
(i)
200 145
Travelers Cos Inc/The
3.05%, 06/08/2051 200 119
Unum Group
4.50%, 12/15/2049 100 66
W R Berkley Corp
4.75%, 08/01/2044 150 115
Western & Southern Life Insurance Co/The
5.15%, 01/15/2049
(i)
100 78
Willis North America Inc
4.50%, 09/15/2028 100 93
4.65%, 06/15/2027 1,741 1,657
Zurich Finance Ireland Designated Activity Co
3.00%, 04/19/2051 7,200 5,354
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.55%
$ 100,504
Internet - 0.67%
Alibaba Group Holding Ltd
4.00%, 12/06/2037 350 262
Alphabet Inc
1.10%, 08/15/2030 100 77
1.90%, 08/15/2040 200 120
2.05%, 08/15/2050 100 52
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Amazon.com Inc
0.80%, 06/03/2025 $ 200 $ 186
1.00%, 05/12/2026 200 180
2.10%, 05/12/2031 200 158
3.00%, 04/13/2025 100 97
3.15%, 08/22/2027 200 185
3.30%, 04/13/2027 1,075 1,007
3.60%, 04/13/2032
(h)
381 331
3.88%, 08/22/2037 400 328
3.95%, 04/13/2052 200 146
4.10%, 04/13/2062 1,991 1,432
4.65%, 12/01/2029 699 674
Arches Buyer Inc
6.13%, 12/01/2028
(i)
2,038 1,646
Baidu Inc
4.88%, 11/14/2028 300 286
Booking Holdings Inc
1.80%, 03/03/2027 EUR 200 198
4.50%, 11/15/2031 100 108
Cablevision Lightpath LLC
3.88%, 09/15/2027
(i)
$ 2,475 2,013
5.63%, 09/15/2028
(i)
1,700 1,272
eBay Inc
2.70%, 03/11/2030 200 162
Expedia Group Inc
2.95%, 03/15/2031
(h)
585 460
6.25%, 05/01/2025
(i)
200 200
Gen Digital Inc
7.13%, 09/30/2030
(h),(i)
2,800 2,724
Meta Platforms Inc
4.60%, 05/15/2028 200 194
4.95%, 05/15/2033 200 187
5.60%, 05/15/2053 200 181
Netflix Inc
3.63%, 05/15/2027 EUR 100 104
3.63%, 06/15/2030 100 101
5.88%, 11/15/2028 $ 200 200
Prosus NV
2.78%, 01/19/2034 EUR 100 73
3.06%, 07/13/2031 $ 200 144
3.68%, 01/21/2030 2,000 1,588
4.85%, 07/06/2027 200 184
Tencent Holdings Ltd
3.24%, 06/03/2050 200 109
3.58%, 04/11/2026 200 190
3.93%, 01/19/2038 200 147
$ 17,706
Investment Companies - 0.20%
Ares Capital Corp
7.00%, 01/15/2027 300 299
Blackstone Private Credit Fund
3.25%, 03/15/2027 200 172
Blue Owl Capital Corp
2.63%, 01/15/2027 200 171
Blue Owl Credit Income Corp
5.50%, 03/21/2025 200 193
Gaci First Investment Co
5.38%, 10/13/2122 2,075 1,598
Groupe Bruxelles Lambert NV
0.13%, 01/28/2031 EUR 100 80
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 $ 2,225 1,713
5.25%, 05/15/2027 775 664
JAB Holdings BV
1.63%, 04/30/2025 EUR 200 204
4.75%, 06/29/2032 100 105

Schedule of Investments
Diversified Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Investment Companies (continued)
Wendel SE
4.50%, 06/19/2030 EUR 100 $ 103
$ 5,302
Iron & Steel - 2.99%
ArcelorMittal SA
6.80%, 11/29/2032 $ 100 96
Baffinland Iron Mines Corp / Baffinland Iron Mines
LP
8.75%, 07/15/2026
(i)
13,822 13,286
CSN Inova Ventures
6.75%, 01/28/2028 1,700 1,549
Material Sciences Corp
13.12%, PIK 13.12%; 01/09/2024
(e),(f),(n),(o)
20,147 19,794
Nucor Corp
3.13%, 04/01/2032 100 81
4.30%, 05/23/2027 1,001 956
POSCO
5.75%, 01/17/2028 200 197
Samarco Mineracao SA
0.00%, 10/24/2023
(d),(i)
200 155
0.00%, 10/24/2023
(d)
1,275 988
Specialty Steel
15.53%, 11/15/2026
(e),(f)
41,564 41,564
Vale Overseas Ltd
6.13%, 06/12/2033 200 188
$ 78,854
Leisure Products & Services - 0.23%
Brunswick Corp/DE
4.40%, 09/15/2032 100 79
Carnival Corp
5.75%, 03/01/2027
(i)
3,950 3,527
Harley-Davidson Financial Services Inc
6.50%, 03/10/2028
(i)
1,418 1,388
Royal Caribbean Cruises Ltd
5.50%, 04/01/2028
(i)
1,075 980
$ 5,974
Lodging - 0.61%
Boyd Gaming Corp
4.75%, 06/15/2031
(i)
4,185 3,473
Hyatt Hotels Corp
5.75%, 01/30/2027 797 788
InterContinental Hotels Group PLC
3.38%, 10/08/2028 GBP 100 106
Marriott International Inc/MD
2.85%, 04/15/2031 $ 2,761 2,170
3.50%, 10/15/2032 2,374 1,884
4.90%, 04/15/2029 443 415
Melco Resorts Finance Ltd
5.63%, 07/17/2027 1,100 957
5.75%, 07/21/2028 750 633
Sands China Ltd
5.65%, 08/08/2028 200 185
Station Casinos LLC
4.63%, 12/01/2031
(h),(i)
6,150 4,856
Studio City Finance Ltd
5.00%, 01/15/2029 650 467
Wynn Macau Ltd
5.50%, 01/15/2026 200 186
$ 16,120
Machinery - Construction & Mining - 0.22%
Caterpillar Financial Services Corp
1.45%, 05/15/2025 2,271 2,138
3.40%, 05/13/2025 300 291
3.60%, 08/12/2027 353 331
4.35%, 05/15/2026 347 339
4.80%, 01/06/2026
(h)
1,165 1,149
5.40%, 03/10/2025 1,361 1,363
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Construction & Mining (continued)
Caterpillar Inc
3.80%, 08/15/2042 $ 200 $ 151
Siemens Energy Finance BV
4.25%, 04/05/2029 EUR 100 99
$ 5,861
Machinery - Diversified - 0.95%
Chart Industries Inc
7.50%, 01/01/2030
(i)
$ 3,930 3,859
9.50%, 01/01/2031
(i)
2,045 2,106
CNH Industrial Capital LLC
1.88%, 01/15/2026 100 92
5.50%, 01/12/2029 1,161 1,125
CNH Industrial Finance Europe SA
1.75%, 09/12/2025 EUR 100 102
Deere & Co
3.75%, 04/15/2050 $ 100 74
Ingersoll Rand Inc
5.40%, 08/14/2028 177 172
5.70%, 08/14/2033 904 855
John Deere Capital Corp
1.30%, 10/13/2026 850 759
2.13%, 03/07/2025 200 191
3.40%, 06/06/2025 1,525 1,477
3.45%, 03/07/2029 200 181
4.75%, 01/20/2028 904 878
4.95%, 06/06/2025 834 828
4.95%, 07/14/2028 600 585
5.15%, 09/08/2026 200 199
5.15%, 09/08/2033 448 426
John Deere Cash Management SARL
2.20%, 04/02/2032 EUR 200 186
John Deere Financial Inc
2.31%, 06/20/2025 CAD 200 137
nVent Finance Sarl
2.75%, 11/15/2031 $ 771 574
4.55%, 04/15/2028 150 139
Otis Worldwide Corp
3.36%, 02/15/2050 150 94
SPX FLOW Inc
8.75%, 04/01/2030
(i)
60 55
Titan Acquisition Ltd / Titan Co-Borrower LLC
7.75%, 04/15/2026
(i)
10,510 9,776
Westinghouse Air Brake Technologies Corp
4.70%, 09/15/2028 150 140
Xylem Inc/NY
2.25%, 01/30/2031 200 155
$ 25,165
Media - 2.29%
Bertelsmann SE & Co KGaA
2.00%, 04/01/2028 EUR 100 98
CCO Holdings LLC / CCO Holdings Capital Corp
4.25%, 02/01/2031
(i)
$ 2,425 1,887
4.25%, 01/15/2034
(i)
1,950 1,409
4.50%, 05/01/2032 675 517
4.75%, 03/01/2030
(i)
750 619
5.38%, 06/01/2029
(i)
1,575 1,379
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.50%, 06/01/2041 1,315 788
3.85%, 04/01/2061 1,748 923
4.80%, 03/01/2050 1,500 989
4.91%, 07/23/2025 200 196
5.05%, 03/30/2029 100 93
5.38%, 05/01/2047 200 145
5.50%, 04/01/2063 150 105
6.38%, 10/23/2035 200 181
6.48%, 10/23/2045 100 84

Schedule of Investments
Diversified Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Cogeco Communications Inc
2.99%, 09/22/2031 CAD 100 $ 58
Comcast Corp
0.75%, 02/20/2032 EUR 100 82
1.50%, 02/20/2029 GBP 200 200
1.50%, 02/15/2031 $ 200 148
2.65%, 02/01/2030 300 249
2.94%, 11/01/2056 251 133
2.99%, 11/01/2063 200 103
3.40%, 04/01/2030 615 532
3.75%, 04/01/2040 200 147
3.97%, 11/01/2047 200 140
4.00%, 11/01/2049 200 140
4.15%, 10/15/2028 1,181 1,103
4.60%, 10/15/2038 1,333 1,107
4.65%, 02/15/2033 300 271
4.80%, 05/15/2033 200 182
5.50%, 05/15/2064 2,949 2,515
Cox Communications Inc
3.35%, 09/15/2026
(i)
200 186
3.50%, 08/15/2027
(i)
100 91
3.60%, 06/15/2051
(i)
100 60
5.45%, 09/15/2028
(i)
870 847
CSC Holdings LLC
4.13%, 12/01/2030
(i)
750 502
4.63%, 12/01/2030
(i)
3,151 1,598
7.50%, 04/01/2028
(i)
625 401
Discovery Communications LLC
5.30%, 05/15/2049 1,831 1,319
6.35%, 06/01/2040 200 174
DISH DBS Corp
7.38%, 07/01/2028 2,100 1,186
7.75%, 07/01/2026 1,125 754
Fox Corp
4.71%, 01/25/2029 300 280
Globo Comunicacao e Participacoes SA
4.88%, 01/22/2030 2,035 1,607
Grupo Televisa SAB
6.63%, 01/15/2040 100 94
Informa PLC
2.13%, 10/06/2025 EUR 200 203
Midcontinent Communications / Midcontinent
Finance Corp
5.38%, 08/15/2027
(i)
$ 414 376
Nexstar Media Inc
5.63%, 07/15/2027
(i)
2,150 1,935
Paramount Global
4.20%, 06/01/2029 200 169
4.38%, 03/15/2043 3,716 2,229
4.60%, 01/15/2045 447 268
5.85%, 09/01/2043 562 405
Radiate Holdco LLC / Radiate Finance Inc
6.50%, 09/15/2028
(i)
1,945 963
Sirius XM Radio Inc
3.88%, 09/01/2031
(i)
2,775 2,090
4.13%, 07/01/2030
(i)
1,275 1,012
SportsNet New York
10.25%, 01/15/2025
(e),(f)
20,090 19,086
Time Warner Cable LLC
5.50%, 09/01/2041 250 187
6.55%, 05/01/2037 1,519 1,334
Virgin Media Finance PLC
5.00%, 07/15/2030
(i)
3,825 3,007
Walt Disney Co/The
1.75%, 01/13/2026 250 231
2.65%, 01/13/2031 100 81
3.60%, 01/13/2051 150 99
4.75%, 09/15/2044 100 82
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Walt Disney Co/The   (continued)
5.40%, 10/01/2043 $ 100 $ 89
6.65%, 11/15/2037 300 312
Wolters Kluwer NV
0.75%, 07/03/2030 EUR 100 86
Ziggo Bond Co BV
6.00%, 01/15/2027
(i)
$ 525 481
$ 60,347
Mining - 0.74%
Alcoa Nederland Holding BV
4.13%, 03/31/2029
(i)
200 174
Anglo American Capital PLC
3.88%, 03/16/2029 200 177
4.50%, 09/15/2028 EUR 100 106
5.50%, 05/02/2033 $ 200 182
Arsenal AIC Parent LLC
8.00%, 10/01/2030
(i)
2,000 1,975
Barrick PD Australia Finance Pty Ltd
5.95%, 10/15/2039 100 93
BHP Billiton Finance Ltd
3.25%, 09/24/2027 EUR 200 207
4.30%, 09/25/2042 GBP 100 96
BHP Billiton Finance USA Ltd
4.13%, 02/24/2042 $ 100 79
4.88%, 02/27/2026 100 99
5.50%, 09/08/2053 100 91
Century Aluminum Co
7.50%, 04/01/2028
(i)
9,530 8,992
Constellium SE
3.75%, 04/15/2029
(i)
1,575 1,297
5.63%, 06/15/2028
(i)
775 708
Freeport-McMoRan Inc
5.45%, 03/15/2043 100 82
Glencore Capital Finance DAC
0.75%, 03/01/2029 EUR 150 129
Glencore Funding LLC
3.88%, 04/27/2051
(i)
$ 100 63
4.00%, 03/27/2027
(i)
100 93
5.40%, 05/08/2028
(i)
100 97
Kinross Gold Corp
4.50%, 07/15/2027 150 142
Newcrest Finance Pty Ltd
4.20%, 05/13/2050
(i)
100 72
Newmont Corp
2.60%, 07/15/2032 100 77
Northwest Acquisitions ULC / Dominion Finco Inc
0.00%, 11/01/2022
(d),(i)
19,888 2
Novelis Corp
3.88%, 08/15/2031
(i)
575 449
4.75%, 01/30/2030
(i)
2,889 2,451
Rio Tinto Finance USA Ltd
2.75%, 11/02/2051 200 111
South32 Treasury Ltd
4.35%, 04/14/2032
(i)
1,741 1,427
Southern Copper Corp
6.75%, 04/16/2040 100 99
$ 19,570
Miscellaneous Manufacturers - 0.23%
3M Co
3.63%, 09/14/2028 250 227
3.63%, 10/15/2047 150 97
Carlisle Cos Inc
2.20%, 03/01/2032 100 73
Eaton Corp
4.15%, 11/02/2042 150 117
GE Capital Funding LLC
4.55%, 05/15/2032 200 180

Schedule of Investments
Diversified Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Miscellaneous Manufacturers (continued)
General Electric Co
1.88%, 05/28/2027 EUR 200 $ 197
Parker-Hannifin Corp
4.10%, 03/01/2047 $ 150 109
4.25%, 09/15/2027 1,177 1,116
Siemens Financieringsmaatschappij NV
0.25%, 02/20/2029 EUR 200 178
0.38%, 06/05/2026 200 195
1.38%, 09/06/2030 300 275
2.15%, 03/11/2031
(i)
$ 250 196
2.35%, 10/15/2026
(i)
250 229
3.25%, 05/27/2025
(i)
3,010 2,903
Teledyne Technologies Inc
2.75%, 04/01/2031 150 118
$ 6,210
Mortgage Backed Securities - 0.08%
Fannie Mae REMICS
0.56%, 05/25/2046
(m)
8,716 674
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
0.56%, 09/25/2046
(m)
2,277 171
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
0.56%, 12/25/2049
(m)
4,966 375
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
0.61%, 08/25/2049
(m)
3,631 289
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
Ginnie Mae
0.60%, 04/20/2046
(m)
9,269 689
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%
$ 2,198
Office & Business Equipment - 0.01%
CDW LLC / CDW Finance Corp
4.13%, 05/01/2025 200 193
Oil & Gas - 2.61%
Apache Corp
5.35%, 07/01/2049 3,183 2,323
6.00%, 01/15/2037 644 570
BP Capital Markets America Inc
3.00%, 02/24/2050 1,977 1,166
3.38%, 02/08/2061 100 59
3.54%, 04/06/2027 2,606 2,442
4.89%, 09/11/2033 1,057 967
BP Capital Markets PLC
2.52%, 04/07/2028 EUR 300 299
3.25%, 03/22/2026
(g),(k)
100 99
EUR Swap Annual (VS 6 Month) 5 Year +
3.52%
3.63%, 03/22/2029
(g),(k)
100 93
EUR Swap Annual (VS 6 Month) 5 Year +
3.78%
3.72%, 11/28/2028 $ 200 183
4.25%, 03/22/2027
(g),(k)
GBP 100 109
Generic Britain 5 Year Government Bond +
3.89%
4.88%, 03/22/2030
(g),(k)
$ 1,000 871
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%
Callon Petroleum Co
7.50%, 06/15/2030
(h),(i)
300 291
Canadian Natural Resources Ltd
2.05%, 07/15/2025 200 187
2.95%, 07/15/2030 200 163
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Cenovus Energy Inc
3.50%, 02/07/2028 CAD 200 $ 133
6.75%, 11/15/2039 $ 100 97
Chesapeake Energy Corp
6.75%, 04/15/2029
(i)
625 612
Chevron Corp
2.24%, 05/11/2030 1,895 1,552
2.95%, 05/16/2026 400 378
Chevron USA Inc
4.20%, 10/15/2049 646 469
Civitas Resources Inc
8.63%, 11/01/2030
(i)
1,200 1,221
CNX Resources Corp
7.38%, 01/15/2031
(i)
1,550 1,481
Comstock Resources Inc
5.88%, 01/15/2030
(i)
5,125 4,382
6.75%, 03/01/2029
(i)
525 478
ConocoPhillips Co
5.05%, 09/15/2033 200 186
5.70%, 09/15/2063 150 134
Continental Resources Inc/OK
2.88%, 04/01/2032
(i)
100 74
Devon Energy Corp
5.25%, 10/15/2027 100 97
7.95%, 04/15/2032 100 108
Diamondback Energy Inc
3.13%, 03/24/2031 150 123
4.40%, 03/24/2051 1,359 964
6.25%, 03/15/2053 1,738 1,604
Ecopetrol SA
6.88%, 04/29/2030 2,075 1,868
Energean PLC
6.50%, 04/30/2027 1,200 998
Energian Israel Finance Ltd
5.88%, 03/30/2031
(i)
3,725 2,970
Eni SpA
0.63%, 01/23/2030 EUR 200 171
2.00%, 02/11/2027
(g),(k)
200 181
EUR Swap Annual (VS 6 Month) 5 Year +
2.20%
4.25%, 05/09/2029
(i)
$ 200 184
4.25%, 05/19/2033 EUR 100 103
EOG Resources Inc
4.15%, 01/15/2026 $ 200 194
EQT Corp
3.63%, 05/15/2031
(i)
2,151 1,771
Exxon Mobil Corp
0.84%, 06/26/2032 EUR 100 81
2.99%, 03/19/2025 $ 200 193
3.29%, 03/19/2027 200 188
3.45%, 04/15/2051 300 197
3.48%, 03/19/2030 200 177
Hess Corp
4.30%, 04/01/2027 200 191
5.80%, 04/01/2047 100 94
6.00%, 01/15/2040 500 483
Hilcorp Energy I LP / Hilcorp Finance Co
6.00%, 02/01/2031
(i)
875 767
6.25%, 04/15/2032
(i)
2,275 1,987
KazMunayGas National Co JSC
6.38%, 10/24/2048 3,575 2,796
Kosmos Energy Ltd
7.75%, 05/01/2027 2,500 2,246
Leviathan Bond Ltd
6.50%, 06/30/2027
(i)
3,225 2,829
Marathon Oil Corp
5.20%, 06/01/2045 100 77
6.60%, 10/01/2037 1,099 1,051

Schedule of Investments
Diversified Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Marathon Petroleum Corp
4.70%, 05/01/2025 $ 300 $ 294
MEG Energy Corp
5.88%, 02/01/2029
(i)
150 140
North West Redwater Partnership / NWR Financing
Co Ltd
4.35%, 01/10/2039 CAD 100 62
Occidental Petroleum Corp
4.40%, 04/15/2046 $ 2,585 1,844
6.13%, 01/01/2031 1,204 1,177
6.38%, 09/01/2028 300 302
6.45%, 09/15/2036 100 97
6.63%, 09/01/2030 100 100
OMV AG
2.88%, 06/01/2029
(g),(k)
EUR 100 87
EUR Swap Annual (VS 6 Month) 5 Year +
3.08%
ORLEN SA
1.13%, 05/27/2028 100 91
Ovintiv Inc
7.10%, 07/15/2053 $ 100 95
Permian Resources Operating LLC
5.88%, 07/01/2029
(i)
700 652
Petroleos de Venezuela SA
0.00%, 11/17/2021
(d)
5,000 632
0.00%, 05/16/2024
(d)
18,002 2,286
0.00%, 04/12/2027
(d)
425 57
0.00%, 05/17/2035
(d)
536 77
Petroleos Mexicanos
6.49%, 01/23/2027 1,100 974
6.63%, 06/15/2035 3,650 2,407
Phillips 66 Co
3.55%, 10/01/2026 150 141
3.75%, 03/01/2028 200 184
5.30%, 06/30/2033 100 93
Pioneer Natural Resources Co
5.10%, 03/29/2026 670 663
Reliance Industries Ltd
2.88%, 01/12/2032 250 195
Repsol International Finance BV
0.25%, 08/02/2027 EUR 200 185
Santos Finance Ltd
5.25%, 03/13/2029 $ 200 184
Shell International Finance BV
0.50%, 11/08/2031 EUR 100 81
1.25%, 11/11/2032 100 84
2.50%, 09/12/2026 $ 300 278
3.00%, 11/26/2051 200 118
4.38%, 05/11/2045 200 156
5.50%, 03/25/2040 100 93
Suncor Energy Inc
3.75%, 03/04/2051 100 64
Sunoco LP / Sunoco Finance Corp
4.50%, 04/30/2030 1,300 1,110
Tengizchevroil Finance Co International Ltd
4.00%, 08/15/2026 2,700 2,406
TotalEnergies Capital International SA
1.62%, 05/18/2040 EUR 200 144
1.66%, 07/22/2026 GBP 200 222
2.99%, 06/29/2041 $ 200 132
TotalEnergies SE
1.63%, 10/25/2027
(g),(k)
EUR 100 89
EUR Swap Annual (VS 6 Month) 5 Year +
1.99%
2.13%, 07/25/2032
(g),(k)
100 76
EUR Swap Annual (VS 6 Month) 5 Year +
2.51%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
TotalEnergies SE   (continued)
2.63%, 02/26/2025
(g),(k)
EUR 200 $ 203
EUR Swap Annual (VS 6 Month) 5 Year +
2.15%
Transocean Inc
6.80%, 03/15/2038 $ 1,325 946
7.50%, 04/15/2031 175 141
8.75%, 02/15/2030
(i)
1,164 1,160
Valero Energy Corp
3.65%, 12/01/2051 200 121
Var Energi ASA
7.50%, 01/15/2028
(i)
200 205
Viper Energy Partners LP
7.38%, 11/01/2031
(i)
1,975 1,970
Wintershall Dea Finance BV
1.33%, 09/25/2028 EUR 100 91
Woodside Finance Ltd
4.50%, 03/04/2029
(i)
$ 150 137
$ 68,758
Oil & Gas Services - 0.09%
Baker Hughes Holdings LLC / Baker Hughes Co-
Obligor Inc
3.14%, 11/07/2029 100 85
Halliburton Co
4.75%, 08/01/2043 1,033 819
4.85%, 11/15/2035 200 176
5.00%, 11/15/2045 100 82
Schlumberger Holdings Corp
3.90%, 05/17/2028
(i)
1,228 1,132
$ 2,294
Packaging & Containers - 0.67%
Amcor Finance USA Inc
5.63%, 05/26/2033 1,280 1,192
Amcor Flexibles North America Inc
2.69%, 05/25/2031 1,599 1,237
Ardagh Metal Packaging Finance USA LLC /
Ardagh Metal Packaging Finance PLC
4.00%, 09/01/2029
(h),(i)
6,950 5,213
Ball Corp
2.88%, 08/15/2030 125 98
DS Smith PLC
4.50%, 07/27/2030 EUR 100 103
Packaging Corp of America
3.40%, 12/15/2027 $ 200 183
Smurfit Kappa Treasury ULC
1.50%, 09/15/2027 EUR 200 191
Sonoco Products Co
1.80%, 02/01/2025 $ 3,855 3,649
Stora Enso Oyj
4.25%, 09/01/2029 EUR 100 103
Trivium Packaging Finance BV
5.50%, 08/15/2026
(i)
$ 5,825 5,280
Verallia SA
1.63%, 05/14/2028 EUR 100 93
WRKCo Inc
3.00%, 06/15/2033 $ 100 76
3.75%, 03/15/2025 200 194
$ 17,612
Pharmaceuticals - 1.66%
AbbVie Inc
0.75%, 11/18/2027 EUR 200 187
3.80%, 03/15/2025 $ 300 292
4.05%, 11/21/2039 2,810 2,196
4.25%, 11/14/2028 100 94
4.25%, 11/21/2049 1,460 1,096
4.88%, 11/14/2048 200 166

Schedule of Investments
Diversified Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Astrazeneca Finance LLC
4.88%, 03/03/2028 $ 1,311 $ 1,280
4.90%, 03/03/2030
(h)
1,432 1,373
AstraZeneca PLC
0.70%, 04/08/2026 200 179
1.38%, 08/06/2030 200 152
3.00%, 05/28/2051 300 184
Bayer AG
4.00%, 08/26/2026 EUR 200 213
4.63%, 05/26/2033 200 209
Bayer US Finance II LLC
3.95%, 04/15/2045
(i)
$ 100 65
4.25%, 12/15/2025
(i)
200 192
4.70%, 07/15/2064
(i)
100 68
Becton Dickinson & Co
3.79%, 05/20/2050 100 67
4.30%, 08/22/2032 473 415
4.69%, 02/13/2028 1,355 1,297
Bristol-Myers Squibb Co
2.95%, 03/15/2032 1,332 1,083
3.70%, 03/15/2052 200 134
3.90%, 02/20/2028 1,399 1,315
4.13%, 06/15/2039 200 159
4.35%, 11/15/2047 200 152
6.40%, 11/15/2063
(j)
468 464
Cardinal Health Inc
4.60%, 03/15/2043 1,515 1,148
4.90%, 09/15/2045 100 76
Cencora Inc
2.70%, 03/15/2031 100 79
3.45%, 12/15/2027 444 409
4.25%, 03/01/2045 230 167
4.30%, 12/15/2047 807 591
Cigna Group/The
2.38%, 03/15/2031 200 156
2.40%, 03/15/2030 739 596
3.40%, 03/01/2027 200 185
3.40%, 03/15/2050 2,097 1,297
3.40%, 03/15/2051 200 123
3.88%, 10/15/2047 440 300
4.80%, 08/15/2038 200 169
CVS Health Corp
3.00%, 08/15/2026 200 186
4.78%, 03/25/2038 3,260 2,696
5.00%, 02/20/2026 200 196
5.00%, 01/30/2029 300 287
5.05%, 03/25/2048 200 157
5.13%, 07/20/2045 576 460
5.25%, 01/30/2031 200 188
6.00%, 06/01/2063 691 599
Eli Lilly & Co
0.63%, 11/01/2031 EUR 100 84
3.38%, 03/15/2029 $ 250 228
4.70%, 02/27/2033 875 822
4.88%, 02/27/2053 200 173
GlaxoSmithKline Capital Inc
3.88%, 05/15/2028 300 281
GlaxoSmithKline Capital PLC
1.63%, 05/12/2035 GBP 200 162
Grifols SA
3.88%, 10/15/2028
(i)
EUR 1,125 989
4.75%, 10/15/2028
(i)
$ 550 462
Johnson & Johnson
0.55%, 09/01/2025 100 92
0.95%, 09/01/2027 200 171
1.65%, 05/20/2035 EUR 100 86
2.10%, 09/01/2040 $ 400 243
2.25%, 09/01/2050 100 54
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Johnson & Johnson   (continued)
3.75%, 03/03/2047 $ 100 $ 74
Merck & Co Inc
2.75%, 02/10/2025 200 193
2.75%, 12/10/2051 100 56
3.40%, 03/07/2029 200 181
4.90%, 05/17/2044 300 259
5.15%, 05/17/2063 1,213 1,033
Merck Financial Services GmbH
0.88%, 07/05/2031 EUR 200 171
Novartis Capital Corp
2.20%, 08/14/2030 $ 200 163
3.70%, 09/21/2042 200 149
Novartis Finance SA
0.00%, 09/23/2028
(d)
EUR 200 179
Option Care Health Inc
4.38%, 10/31/2029
(i)
$ 3,440 2,875
Pfizer Inc
0.80%, 05/28/2025 200 186
2.74%, 06/15/2043 GBP 100 79
3.90%, 03/15/2039 $ 200 157
4.00%, 03/15/2049 300 222
Pfizer Investment Enterprises Pte Ltd
4.65%, 05/19/2025 300 296
4.75%, 05/19/2033 1,053 968
5.11%, 05/19/2043 1,017 892
5.30%, 05/19/2053 1,277 1,117
5.34%, 05/19/2063 1,535 1,315
Prestige Brands Inc
3.75%, 04/01/2031
(i)
200 159
Sanofi SA
1.50%, 09/22/2025 EUR 300 304
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026 $ 1,574 1,466
Takeda Pharmaceutical Co Ltd
1.00%, 07/09/2029 EUR 300 269
3.03%, 07/09/2040 $ 200 132
5.00%, 11/26/2028 200 193
Upjohn Finance BV
1.36%, 06/23/2027 EUR 200 189
Viatris Inc
2.30%, 06/22/2027 $ 100 86
2.70%, 06/22/2030 100 77
3.85%, 06/22/2040 1,366 851
4.00%, 06/22/2050 2,991 1,721
Zoetis Inc
4.45%, 08/20/2048 100 77
4.50%, 11/13/2025 200 195
5.40%, 11/14/2025 445 442
$ 43,670
Pipelines - 2.19%
Acu Petroleo Luxembourg Sarl
7.50%, 07/13/2035 1,443 1,303
Antero Midstream Partners LP / Antero Midstream
Finance Corp
5.75%, 01/15/2028
(i)
825 773
Boardwalk Pipelines LP
3.60%, 09/01/2032 676 536
4.80%, 05/03/2029 100 92
Buckeye Partners LP
4.50%, 03/01/2028
(i)
1,025 892
5.60%, 10/15/2044 375 252
5.85%, 11/15/2043 1,450 1,025
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/2025 200 199
Cheniere Energy Partners LP
3.25%, 01/31/2032 100 78
4.00%, 03/01/2031 100 84

Schedule of Investments
Diversified Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
CNX Midstream Partners LP
4.75%, 04/15/2030
(i)
$ 2,825 $ 2,327
Columbia Pipelines Operating Co LLC
6.50%, 08/15/2043
(i)
100 93
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 06/15/2031
(i)
2,005 1,744
DCP Midstream Operating LP
3.25%, 02/15/2032 100 79
Enbridge Energy Partners LP
7.38%, 10/15/2045 150 153
Enbridge Inc
2.99%, 10/03/2029 CAD 300 186
5.36%, 05/26/2033 200 136
5.70%, 03/08/2033 $ 100 93
6.25%, 03/01/2078
(k)
4,100 3,591
CME Term Secured Overnight Financing
Rate 3 Month + 3.90%
Enbridge Pipelines Inc
3.52%, 02/22/2029 CAD 300 196
Energy Transfer LP
4.05%, 03/15/2025 $ 300 292
4.90%, 03/15/2035 424 360
4.95%, 05/15/2028 1,152 1,089
5.35%, 05/15/2045 1,418 1,114
6.10%, 02/15/2042 200 175
6.13%, 12/15/2045 680 587
6.25%, 04/15/2049 150 132
6.40%, 12/01/2030 740 732
EnLink Midstream LLC
6.50%, 09/01/2030
(i)
850 816
Enterprise Products Operating LLC
3.70%, 01/31/2051 559 374
5.10%, 02/15/2045 200 170
5.25%, 08/16/2077
(k)
432 371
CME Term Secured Overnight Financing
Rate 3 Month + 3.29%
5.35%, 01/31/2033 644 614
EQM Midstream Partners LP
4.75%, 01/15/2031
(i)
1,225 1,031
Flex Intermediate Holdco LLC
3.36%, 06/30/2031
(i)
100 75
Galaxy Pipeline Assets Bidco Ltd
3.25%, 09/30/2040 200 139
Genesis Energy LP / Genesis Energy Finance Corp
8.00%, 01/15/2027 2,605 2,501
8.88%, 04/15/2030 1,150 1,112
Gray Oak Pipeline LLC
3.45%, 10/15/2027
(i)
1,622 1,431
Greensaif Pipelines Bidco Sarl
6.13%, 02/23/2038 2,150 2,001
Hess Midstream Operations LP
5.50%, 10/15/2030
(i)
1,050 953
Holly Energy Partners LP / Holly Energy Finance
Corp
5.00%, 02/01/2028
(i)
2,625 2,430
Inter Pipeline Ltd
6.38%, 02/17/2033 CAD 100 70
Inter Pipeline Ltd/AB
3.98%, 11/25/2031 100 60
Kinder Morgan Energy Partners LP
5.00%, 08/15/2042 $ 100 78
5.40%, 09/01/2044 200 161
Kinder Morgan Inc
5.30%, 12/01/2034 200 177
Magellan Midstream Partners LP
5.15%, 10/15/2043 100 79
Midwest Connector Capital Co LLC
4.63%, 04/01/2029
(i)
150 135
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
MPLX LP
4.00%, 02/15/2025 $ 200 $ 195
4.70%, 04/15/2048 300 217
5.00%, 03/01/2033 100 89
New Fortress Energy Inc
6.75%, 09/15/2025
(i)
975 905
Northern Natural Gas Co
4.30%, 01/15/2049
(i)
100 69
ONEOK Inc
5.80%, 11/01/2030 300 289
6.05%, 09/01/2033 100 96
6.63%, 09/01/2053 100 93
ONEOK Partners LP
6.65%, 10/01/2036 2,661 2,564
Pembina Pipeline Corp
4.75%, 03/26/2048 CAD 200 113
Plains All American Pipeline LP / PAA Finance
Corp
4.30%, 01/31/2043 $ 662 448
4.90%, 02/15/2045 150 108
6.65%, 01/15/2037 1,173 1,109
Rockies Express Pipeline LLC
4.80%, 05/15/2030
(i)
1,375 1,156
4.95%, 07/15/2029
(i)
2,000 1,763
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 200 184
5.90%, 09/15/2037 618 592
Targa Resources Corp
4.20%, 02/01/2033 100 83
6.50%, 02/15/2053 100 91
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
6.50%, 07/15/2027 1,799 1,777
Tennessee Gas Pipeline Co LLC
2.90%, 03/01/2030
(i)
300 246
TransCanada PipeLines Ltd
3.30%, 07/17/2025 CAD 200 139
4.75%, 05/15/2038 $ 300 239
5.92%, 05/12/2052 CAD 200 134
Transcanada Trust
5.60%, 03/07/2082
(k)
$ 3,800 2,933
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.99%
5.88%, 08/15/2076
(k)
882 790
3 Month USD LIBOR + 4.64%
Venture Global LNG Inc
8.38%, 06/01/2031
(i)
4,200 4,008
9.88%, 02/01/2032
(i)
1,775 1,800
Western Midstream Operating LP
3.95%, 06/01/2025 100 96
4.05%, 02/01/2030 100 87
5.45%, 04/01/2044 100 77
Williams Cos Inc/The
2.60%, 03/15/2031 400 312
5.30%, 08/15/2028 200 193
5.30%, 08/15/2052 100 81
5.75%, 06/24/2044 1,890 1,648
$ 57,815
Private Equity - 0.02%
Brookfield Finance II Inc
5.43%, 12/14/2032 CAD 100 67
Brookfield Finance LLC / Brookfield Finance Inc
3.45%, 04/15/2050 $ 200 116
CBRE Global Investors Open-Ended Funds SCA
SICAV-SIF-Pan European Core Fund
0.50%, 01/27/2028 EUR 100 85
EQT AB
2.38%, 04/06/2028 100 94

Schedule of Investments
Diversified Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Private Equity (continued)
Intermediate Capital Group PLC
1.63%, 02/17/2027 EUR 100 $ 92
KKR Group Finance Co VIII LLC
3.50%, 08/25/2050
(i)
$ 150 88
$ 542
Real Estate - 0.30%
Acef Holding SCA
1.25%, 04/26/2030 EUR 100 80
Akelius Residential Property Financing BV
1.13%, 01/11/2029 100 84
Annington Funding PLC
3.18%, 07/12/2029 GBP 200 201
Aroundtown SA
3.00%, 10/16/2029 100 81
Aster Treasury Plc
1.41%, 01/27/2036 100 76
Balder Finland Oyj
1.38%, 05/24/2030 EUR 100 67
Blackstone Property Partners Europe Holdings Sarl
1.00%, 10/20/2026 200 183
Blend Funding PLC
3.46%, 09/21/2049 GBP 100 83
China Overseas Grand Oceans Finance IV Cayman
Ltd
2.45%, 02/09/2026 $ 200 164
Clarion Funding PLC
1.25%, 11/13/2032 GBP 100 83
Country Garden Holdings Co Ltd
0.00%, 02/06/2026
(d)
$ 1,900 74
2.70%, 07/12/2026 200 8
5.40%, 05/27/2025 300 12
7.25%, 04/08/2026 700 28
CPI Property Group SA
1.63%, 04/23/2027 EUR 100 78
CTP NV
1.25%, 06/21/2029 100 79
Deutsche Wohnen SE
1.50%, 04/30/2030 100 88
Grand City Properties SA
1.38%, 08/03/2026 200 185
Heimstaden Bostad Treasury BV
1.38%, 07/24/2028 100 75
Hongkong Land Finance Cayman Islands Co Ltd/
The
5.25%, 07/14/2033 $ 200 183
Hyde Housing Association Ltd
1.75%, 08/18/2055 GBP 100 50
Kojamo Oyj
1.88%, 05/27/2027 EUR 100 91
LEG Immobilien SE
0.75%, 06/30/2031 100 75
London & Quadrant Housing Trust
2.00%, 03/31/2032 GBP 100 90
MAF Global Securities Ltd
7.88%, 06/30/2027
(g),(k)
$ 3,675 3,617
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
Notting Hill Genesis
2.88%, 01/31/2029 GBP 100 105
Ontario Teachers' Cadillac Fairview Properties Trust
2.50%, 10/15/2031
(i)
$ 830 613
Orbit Capital PLC
2.00%, 11/24/2038 GBP 100 72
Paragon Treasury Plc
2.00%, 05/07/2036 100 77
Peabody Capital PLC
5.25%, 03/17/2043 100 108
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Real Estate (continued)
Platform HG Financing PLC
1.93%, 09/15/2041 GBP 100 $ 70
Prologis International Funding II SA
4.63%, 02/21/2035 EUR 100 98
Southern Housing
3.50%, 10/19/2047 GBP 100 78
Sun Hung Kai Properties Capital Market Ltd
2.88%, 01/21/2030 $ 200 166
VGP NV
1.63%, 01/17/2027 EUR 100 89
Vonovia Finance BV
1.13%, 09/14/2034 100 69
Vonovia SE
0.00%, 12/01/2025
(d)
200 193
0.38%, 06/16/2027 100 90
0.63%, 03/24/2031 200 153
$ 7,816
Regional Authority - 0.11%
Province of British Columbia Canada
4.20%, 07/06/2033 $ 2,298 2,091
Provincia de Buenos Aires/Government Bonds
6.37%, 09/01/2037
(n)
2,300 731
$ 2,822
REITs - 0.92%
Alexandria Real Estate Equities Inc
4.90%, 12/15/2030 400 365
Allied Properties Real Estate Investment Trust
3.11%, 04/08/2027 CAD 300 191
American Homes 4 Rent LP
4.25%, 02/15/2028 $ 200 184
American Tower Corp
0.45%, 01/15/2027 EUR 100 93
1.45%, 09/15/2026 $ 200 176
1.50%, 01/31/2028 300 247
2.30%, 09/15/2031 1,227 905
2.70%, 04/15/2031 200 155
3.10%, 06/15/2050 100 55
4.63%, 05/16/2031 EUR 100 104
AvalonBay Communities Inc
2.45%, 01/15/2031 $ 100 79
Boston Properties LP
2.55%, 04/01/2032 150 104
Brixmor Operating Partnership LP
4.05%, 07/01/2030 100 85
Choice Properties Real Estate Investment Trust
4.18%, 03/08/2028 CAD 300 202
Covivio SA/France
1.63%, 06/23/2030 EUR 100 87
Crown Castle Inc
2.25%, 01/15/2031 $ 300 226
2.90%, 04/01/2041 200 121
5.00%, 01/11/2028 888 843
5.20%, 02/15/2049 431 339
Digital Dutch Finco BV
1.25%, 02/01/2031 EUR 200 161
Digital Realty Trust LP
5.55%, 01/15/2028 $ 300 291
EPR Properties
4.95%, 04/15/2028 100 87
Equinix Inc
1.00%, 03/15/2033 EUR 100 78
3.90%, 04/15/2032 $ 300 250
ERP Operating LP
3.50%, 03/01/2028 200 181
Essex Portfolio LP
3.50%, 04/01/2025 200 193
Extra Space Storage LP
5.70%, 04/01/2028 100 97

Schedule of Investments
Diversified Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Gecina SA
1.63%, 05/29/2034 EUR 100 $ 83
GLP Capital LP / GLP Financing II Inc
5.38%, 04/15/2026 $ 300 288
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(i)
450 396
Healthpeak OP LLC
3.50%, 07/15/2029 100 86
Highwoods Realty LP
2.60%, 02/01/2031 100 70
Host Hotels & Resorts LP
3.50%, 09/15/2030 1,951 1,577
Hudson Pacific Properties LP
5.95%, 02/15/2028 50 39
ICADE
1.63%, 02/28/2028 EUR 200 189
Inmobiliaria Colonial Socimi SA
2.00%, 04/17/2026 200 201
Invitation Homes Operating Partnership LP
5.50%, 08/15/2033 $ 100 91
Kimco Realty OP LLC
2.25%, 12/01/2031 100 73
4.60%, 02/01/2033 150 130
Klepierre SA
2.00%, 05/12/2029 EUR 100 93
LXP Industrial Trust
2.38%, 10/01/2031 $ 680 486
Merlin Properties Socimi SA
1.38%, 06/01/2030 EUR 100 83
MPT Operating Partnership LP / MPT Finance Corp
0.99%, 10/15/2026 2,050 1,594
3.50%, 03/15/2031 $ 675 409
National Health Investors Inc
3.00%, 02/01/2031 1,325 955
NNN REIT Inc
5.60%, 10/15/2033 150 138
Omega Healthcare Investors Inc
3.25%, 04/15/2033 2,640 1,882
3.38%, 02/01/2031 1,041 800
Praemia Healthcare SACA
5.50%, 09/19/2028 EUR 100 105
Prologis Euro Finance LLC
0.50%, 02/16/2032 300 227
Prologis LP
1.63%, 03/15/2031 $ 200 147
2.25%, 04/15/2030 200 160
4.00%, 09/15/2028 100 92
Public Storage Operating Co
5.35%, 08/01/2053 485 417
Realty Income Corp
4.65%, 03/15/2047 100 78
4.88%, 07/06/2030 EUR 100 105
5.05%, 01/13/2026 $ 200 196
Sabra Health Care LP
5.13%, 08/15/2026 200 190
Scentre Group Trust 2
4.75%, 09/24/2080
(i)
1,600 1,437
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 8.76%
Segro PLC
5.13%, 12/06/2041 GBP 100 106
SELP Finance Sarl
1.50%, 11/20/2025 EUR 100 99
Simon Property Group LP
2.20%, 02/01/2031 $ 150 113
5.50%, 03/08/2033 100 93
5.85%, 03/08/2053 100 87
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Spirit Realty LP
3.20%, 01/15/2027 $ 200 $ 181
STORE Capital Corp
4.50%, 03/15/2028 200 173
Tritax Big Box REIT PLC
2.63%, 12/14/2026 GBP 100 110
Trust Fibra Uno
5.25%, 01/30/2026 $ 200 191
Unibail-Rodamco-Westfield SE
1.88%, 01/15/2031 EUR 200 176
2.00%, 05/29/2037 100 76
2.13%, 04/09/2025 200 205
2.88%, 01/25/2026
(g),(k)
100 85
EUR Swap Annual (VS 6 Month) 5 Year +
2.11%
Ventas Realty LP
5.70%, 09/30/2043 $ 150 123
VICI Properties LP
4.75%, 02/15/2028 200 184
5.63%, 05/15/2052 100 78
Vornado Realty LP
2.15%, 06/01/2026 934 786
WEA Finance LLC
3.50%, 06/15/2029
(i)
100 79
Welltower OP LLC
4.13%, 03/15/2029 200 181
4.25%, 04/01/2026 100 96
4.80%, 11/20/2028 GBP 100 114
Westfield America Management Ltd
2.13%, 03/30/2025 200 228
Weyerhaeuser Co
4.00%, 03/09/2052 $ 1,013 691
4.75%, 05/15/2026 1,289 1,255
WPC Eurobond BV
0.95%, 06/01/2030 EUR 100 80
$ 24,306
Retail - 1.37%
1011778 BC ULC / New Red Finance Inc
4.00%, 10/15/2030
(i)
$ 6,100 4,996
7-Eleven Inc
0.95%, 02/10/2026
(i)
100 90
2.50%, 02/10/2041
(i)
100 58
Asbury Automotive Group Inc
5.00%, 02/15/2032
(i)
500 406
AutoZone Inc
3.63%, 04/15/2025 200 194
4.75%, 08/01/2032 100 89
6.25%, 11/01/2028 378 382
Beacon Roofing Supply Inc
6.50%, 08/01/2030
(i)
475 454
CK Hutchison Europe Finance 18 Ltd
1.25%, 04/13/2025 EUR 300 303
CK Hutchison Europe Finance 21 Ltd
1.00%, 11/02/2033 100 75
CK Hutchison International 21 Ltd
3.13%, 04/15/2041
(i)
$ 200 135
Costco Wholesale Corp
1.38%, 06/20/2027 200 174
Darden Restaurants Inc
6.30%, 10/10/2033 1,605 1,559
Dick's Sporting Goods Inc
4.10%, 01/15/2052 100 58
Dollar General Corp
3.50%, 04/03/2030 200 169
Genuine Parts Co
6.50%, 11/01/2028
(j)
1,156 1,156

Schedule of Investments
Diversified Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Home Depot Inc/The
1.38%, 03/15/2031 $ 100 $ 74
3.35%, 04/15/2050 200 127
4.00%, 09/15/2025 300 293
4.50%, 12/06/2048 200 158
4.95%, 09/15/2052 200 168
IRB Holding Corp
7.00%, 06/15/2025
(i)
1,575 1,563
Kohl's Corp
5.55%, 07/17/2045 886 514
LBM Acquisition LLC
6.25%, 01/15/2029
(i)
1,850 1,461
LCM Investments Holdings II LLC
8.25%, 08/01/2031
(i)
1,775 1,689
Lowe's Cos Inc
2.50%, 04/15/2026 200 186
2.63%, 04/01/2031 200 158
4.05%, 05/03/2047 200 138
4.45%, 04/01/2062 667 455
4.50%, 04/15/2030 100 91
5.75%, 07/01/2053 200 175
LSF9 Atlantis Holdings LLC / Victra Finance Corp
7.75%, 02/15/2026
(i)
4,550 4,107
McDonald's Corp
1.50%, 11/28/2029 EUR 300 276
3.60%, 07/01/2030 $ 150 131
3.63%, 09/01/2049 1,494 990
3.70%, 01/30/2026 100 96
4.60%, 09/09/2032 100 92
4.80%, 08/14/2028
(h)
2,288 2,207
4.88%, 12/09/2045 200 165
5.15%, 09/09/2052 100 84
5.45%, 08/14/2053 1,280 1,128
O'Reilly Automotive Inc
3.60%, 09/01/2027 1,106 1,026
Park River Holdings Inc
6.75%, 08/01/2029
(i)
1,275 968
Richemont International Holding SA
1.63%, 05/26/2040 EUR 150 110
Specialty Building Products Holdings LLC / SBP
Finance Corp
6.38%, 09/30/2026
(i)
$ 3,150 2,931
SRS Distribution Inc
6.00%, 12/01/2029
(i)
2,000 1,665
Starbucks Corp
4.50%, 11/15/2048 100 76
4.75%, 02/15/2026 100 98
4.80%, 02/15/2033 200 183
Suburban Propane Partners LP/Suburban Energy
Finance Corp
5.00%, 06/01/2031
(i)
800 663
Target Corp
2.95%, 01/15/2052 100 58
4.50%, 09/15/2032 200 181
Tractor Supply Co
5.25%, 05/15/2033 100 92
Walgreens Boots Alliance Inc
3.45%, 06/01/2026 200 182
4.10%, 04/15/2050 100 58
Walmart Inc
1.50%, 09/22/2028 200 168
1.80%, 09/22/2031 150 115
2.50%, 09/22/2041 100 63
2.95%, 09/24/2049 100 62
4.00%, 04/15/2030 300 277
4.50%, 04/15/2053 100 81
5.63%, 03/27/2034 GBP 200 248
$ 36,129
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Savings & Loans - 0.11%
Nationwide Building Society
0.25%, 09/14/2028 EUR 100 $ 87
3.90%, 07/21/2025
(i)
$ 300 288
New York Community Bancorp Inc
5.90%, 11/06/2028
(k)
2,607 2,490
CME Term Secured Overnight Financing
Rate 3 Month + 3.04%
$ 2,865
Semiconductors - 0.42%
Analog Devices Inc
2.95%, 04/01/2025 200 192
Applied Materials Inc
3.30%, 04/01/2027 300 280
ASML Holding NV
0.63%, 05/07/2029 EUR 100 90
Broadcom Inc
2.45%, 02/15/2031
(i)
$ 2,280 1,749
3.19%, 11/15/2036
(i)
2,103 1,457
3.42%, 04/15/2033
(i)
300 233
3.46%, 09/15/2026 200 188
Foundry JV Holdco LLC
5.88%, 01/25/2034
(i)
1,246 1,156
Intel Corp
2.80%, 08/12/2041 200 125
3.25%, 11/15/2049 200 121
3.70%, 07/29/2025 200 194
4.10%, 05/19/2046 250 182
4.88%, 02/10/2028 200 195
5.05%, 08/05/2062 200 158
5.20%, 02/10/2033 403 380
5.90%, 02/10/2063 503 455
KLA Corp
4.95%, 07/15/2052 100 84
Marvell Technology Inc
4.88%, 06/22/2028 200 188
Micron Technology Inc
5.88%, 02/09/2033 200 186
NVIDIA Corp
2.00%, 06/15/2031 200 156
NXP BV / NXP Funding LLC / NXP USA Inc
2.50%, 05/11/2031 200 153
5.00%, 01/15/2033 100 89
QUALCOMM Inc
4.30%, 05/20/2047 100 76
4.80%, 05/20/2045 200 168
6.00%, 05/20/2053 511 492
Skyworks Solutions Inc
3.00%, 06/01/2031 100 76
Texas Instruments Inc
3.88%, 03/15/2039 200 159
4.60%, 02/15/2028 883 858
4.90%, 03/14/2033 100 94
5.00%, 03/14/2053 722 615
TSMC Arizona Corp
3.13%, 10/25/2041 200 139
TSMC Global Ltd
0.75%, 09/28/2025 300 273
1.38%, 09/28/2030 200 150
$ 11,111
Software - 1.40%
ACI Worldwide Inc
5.75%, 08/15/2026
(i)
375 359
Activision Blizzard Inc
1.35%, 09/15/2030 100 77
Capstone Borrower Inc
8.00%, 06/15/2030
(i)
2,775 2,692

Schedule of Investments
Diversified Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Central Parent LLC / CDK Global II LLC / CDK
Financing Co Inc
8.00%, 06/15/2029
(i)
$ 1,750 $ 1,728
Clarivate Science Holdings Corp
3.88%, 07/01/2028
(i)
1,375 1,181
4.88%, 07/01/2029
(i)
3,150 2,657
Concentrix Corp
6.60%, 08/02/2028 200 192
Fidelity National Information Services Inc
0.63%, 12/03/2025 EUR 200 196
2.25%, 03/01/2031 $ 100 76
3.10%, 03/01/2041 100 63
5.63%, 07/15/2052 796 675
Fiserv Inc
3.00%, 07/01/2031 GBP 100 99
3.85%, 06/01/2025 $ 200 194
4.40%, 07/01/2049 1,617 1,173
5.63%, 08/21/2033 1,084 1,017
Intuit Inc
5.13%, 09/15/2028 300 295
5.50%, 09/15/2053 661 601
Microsoft Corp
2.40%, 08/08/2026 200 186
2.53%, 06/01/2050 200 114
2.68%, 06/01/2060 150 83
2.70%, 02/12/2025 200 193
2.92%, 03/17/2052 1,252 773
3.70%, 08/08/2046 200 149
4.10%, 02/06/2037 400 347
MSCI Inc
4.00%, 11/15/2029
(i)
200 172
Oracle Corp
1.65%, 03/25/2026 300 272
2.30%, 03/25/2028 2,638 2,265
2.80%, 04/01/2027 300 271
2.88%, 03/25/2031 100 80
3.60%, 04/01/2040 400 275
3.60%, 04/01/2050 400 245
3.80%, 11/15/2037 2,877 2,117
3.85%, 04/01/2060 300 180
4.00%, 11/15/2047 746 496
4.13%, 05/15/2045 200 138
4.65%, 05/06/2030 100 92
4.90%, 02/06/2033 671 603
5.55%, 02/06/2053 345 287
Playtika Holding Corp
4.25%, 03/15/2029
(i)
5,200 4,195
RingCentral Inc
8.50%, 08/15/2030
(i)
1,750 1,662
Roper Technologies Inc
4.20%, 09/15/2028 300 279
Salesforce Inc
1.95%, 07/15/2031 300 232
SAP SE
1.25%, 03/10/2028 EUR 300 288
SS&C Technologies Inc
5.50%, 09/30/2027
(i)
$ 3,350 3,143
Take-Two Interactive Software Inc
5.00%, 03/28/2026 200 196
Twilio Inc
3.88%, 03/15/2031
(h)
1,875 1,497
VMware Inc
4.70%, 05/15/2030 100 91
ZoomInfo Technologies LLC/ZoomInfo Finance
Corp
3.88%, 02/01/2029
(i)
3,350 2,766
$ 36,962
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign - 2.90%
Argentine Republic Government International Bond
3.62%, 07/09/2035
(n)
$ 4,450 $ 1,092
Bahamas Government International Bond
6.00%, 11/21/2028 1,825 1,497
9.00%, 06/16/2029
(i)
500 445
Brazil Notas do Tesouro Nacional Serie F
9.76%, 01/01/2027 BRL 24,400 4,684
Colombian TES
6.00%, 04/28/2028 COP 26,100,000 5,250
Dominican Republic International Bond
6.85%, 01/27/2045 $ 2,725 2,267
Ecuador Government International Bond
3.50%, 07/31/2035
(n)
4,275 1,618
Egypt Government International Bond
7.30%, 09/30/2033 3,700 2,033
El Salvador Government International Bond
7.65%, 06/15/2035 4,163 2,908
Gabon Government International Bond
6.63%, 02/06/2031 2,000 1,412
Hungary Government International Bond
6.25%, 09/22/2032 2,900 2,787
Indonesia Treasury Bond
6.38%, 08/15/2028 IDR 32,800,000 2,007
6.50%, 02/15/2031 12,100,000 732
7.00%, 02/15/2033 18,000,000 1,122
Iraq International Bond
5.80%, 01/15/2028 $ 3,711 3,296
Ivory Coast Government International Bond
5.25%, 03/22/2030 EUR 2,125 1,855
6.88%, 10/17/2040 2,650 2,027
Mexican Bonos
7.50%, 06/03/2027 MXN 97,450 4,946
Mexico Government International Bond
4.28%, 08/14/2041 $ 2,681 1,916
6.05%, 01/11/2040 1,920 1,723
6.34%, 05/04/2053 400 350
Montenegro Government International Bond
2.88%, 12/16/2027 EUR 2,075 1,866
Nigeria Government International Bond
9.25%, 01/21/2049 $ 2,425 1,879
Peru Government Bond
5.40%, 08/12/2034 PEN 3,600 782
Peruvian Government International Bond
7.30%, 08/12/2033
(i)
8,769 2,235
Republic of Italy Government International Bond
3.88%, 05/06/2051 $ 1,013 630
Republic of South Africa Government Bond
8.00%, 01/31/2030 ZAR 75,000 3,539
Republic of South Africa Government International
Bond
4.85%, 09/30/2029 $ 1,475 1,255
Republic of Uzbekistan International Bond
7.85%, 10/12/2028
(i)
1,975 1,962
Romania Government Bond
7.20%, 10/28/2026 RON 8,800 1,906
Romanian Government International Bond
7.13%, 01/17/2033 $ 3,870 3,848
Senegal Government International Bond
4.75%, 03/13/2028 EUR 1,300 1,186
5.38%, 06/08/2037 1,850 1,249
5.38%, 06/08/2037
(i)
700 473
Serbia International Bond
6.50%, 09/26/2033 $ 2,050 1,932
State Agency of Roads of Ukraine
0.00%, 06/24/2030
(d)
2,850 727
Tunisian Republic
6.38%, 07/15/2026 EUR 1,875 1,200

Schedule of Investments
Diversified Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Ukraine Government International Bond
0.00%, 05/21/2031
(d)
$ 500 $ 124
0.00%, 08/01/2041
(d),(n)
3,725 1,544
Venezuela Government International Bond
0.00%, 10/13/2019
(d)
15,701 2,334
$ 76,638
Supranational Bank - 0.38%
European Bank for Reconstruction & Development
1.50%, 02/13/2025 1,957 1,861
6.30%, 10/26/2027 INR 240,000 2,781
Inter-American Development Bank
1.13%, 07/20/2028 $ 2,795 2,345
International Bank for Reconstruction &
Development
0.75%, 11/24/2027 2,279 1,933
3.13%, 11/20/2025 1,205 1,158
$ 10,078
Telecommunications - 2.30%
America Movil SAB de CV
4.38%, 04/22/2049 200 151
4.70%, 07/21/2032 200 180
AT&T Inc
0.25%, 03/04/2026 EUR 300 291
2.55%, 12/01/2033 $ 200 144
2.60%, 05/19/2038 EUR 150 121
3.55%, 09/15/2055 $ 500 291
3.65%, 06/01/2051 300 185
3.65%, 09/15/2059 300 174
3.85%, 06/01/2060 561 338
4.25%, 06/01/2043 GBP 100 90
4.30%, 11/18/2034 EUR 100 103
4.50%, 05/15/2035 $ 3,025 2,523
4.75%, 05/15/2046 1,923 1,454
4.90%, 08/15/2037 2,237 1,881
5.20%, 11/18/2033 GBP 100 112
5.40%, 02/15/2034 $ 887 815
5.54%, 02/20/2026 300 298
5.55%, 08/15/2041 250 216
Axian Telecom
7.38%, 02/16/2027
(i)
2,200 1,953
Bell Telephone Co of Canada or Bell Canada
3.60%, 09/29/2027 CAD 200 134
4.30%, 07/29/2049 $ 100 71
4.75%, 09/29/2044 CAD 100 60
5.60%, 08/11/2053 150 101
British Telecommunications PLC
3.13%, 11/21/2031 GBP 100 100
4.25%, 01/06/2033 EUR 100 103
5.13%, 12/04/2028 $ 200 190
C&W Senior Financing DAC
6.88%, 09/15/2027
(i)
3,725 3,203
Cisco Systems Inc
2.50%, 09/20/2026 100 93
5.90%, 02/15/2039 100 99
CK Hutchison Group Telecom Finance SA
1.13%, 10/17/2028 EUR 100 91
CommScope Inc
4.75%, 09/01/2029
(i)
$ 1,850 1,263
7.13%, 07/01/2028
(i)
350 131
8.25%, 03/01/2027
(i)
2,025 840
CommScope Technologies LLC
6.00%, 06/15/2025
(i)
543 326
Corning Inc
5.45%, 11/15/2079 2,032 1,603
CT Trust
5.13%, 02/03/2032
(i)
1,450 1,117
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Deutsche Telekom AG
0.50%, 07/05/2027 EUR 100 $ 95
1.75%, 12/09/2049 100 67
Deutsche Telekom International Finance BV
1.38%, 12/01/2025 150 152
4.38%, 06/21/2028
(i)
$ 300 281
9.25%, 06/01/2032 100 119
Digicel International Finance Ltd/Digicel
international Holdings Ltd
8.75%, 05/25/2024
(i)
450 413
8.75%, 05/25/2024 4,300 3,945
HKT Capital No 4 Ltd
3.00%, 07/14/2026 200 186
Iliad Holding SASU
7.00%, 10/15/2028
(i)
1,000 905
Koninklijke KPN NV
3.88%, 07/03/2031 EUR 100 103
Level 3 Financing Inc
3.63%, 01/15/2029
(i)
$ 1,925 983
3.75%, 07/15/2029
(i)
700 356
4.25%, 07/01/2028
(i)
1,025 580
4.63%, 09/15/2027
(i)
125 83
Liquid Telecommunications Financing Plc
5.50%, 09/04/2026
(i)
1,825 1,117
Motorola Solutions Inc
5.60%, 06/01/2032 200 187
Nokia Oyj
4.38%, 08/21/2031 EUR 100 99
NTT Finance Corp
0.01%, 03/03/2025 300 301
0.34%, 03/03/2030 100 85
Orange SA
0.50%, 09/04/2032 200 159
1.38%, 02/11/2029
(g),(k)
100 84
EUR Swap Annual (VS 6 Month) 5 Year +
1.49%
1.75%, 12/19/2026
(g),(k)
100 94
Euribor Swap Rate 5 Year + 2.18%
1.88%, 09/12/2030 200 187
2.38%, 01/15/2025
(g),(k)
200 202
EUR Swap Annual (VS 6 Month) 5 Year +
2.36%
3.25%, 01/15/2032 GBP 100 102
Rogers Communications Inc
3.20%, 03/15/2027 $ 200 182
3.25%, 05/01/2029 CAD 200 126
4.55%, 03/15/2052 $ 200 138
5.90%, 09/21/2033 CAD 200 140
6.75%, 11/09/2039 100 73
SES SA
1.63%, 03/22/2026 EUR 100 99
Sprint Capital Corp
6.88%, 11/15/2028 $ 200 205
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
5.15%, 03/20/2028
(i)
180 177
TDC Net A/S
5.62%, 02/06/2030 EUR 100 103
Telefonica Emisiones SA
1.45%, 01/22/2027 100 98
2.32%, 10/17/2028 300 295
4.10%, 03/08/2027 $ 150 140
4.90%, 03/06/2048 1,607 1,158
5.52%, 03/01/2049 200 158
Telia Co AB
0.13%, 11/27/2030 EUR 100 81
Telstra Group Ltd
1.38%, 03/26/2029 100 93

Schedule of Investments
Diversified Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
TELUS Corp
3.15%, 02/19/2030 CAD 500 $ 311
4.70%, 03/06/2048 100 57
T-Mobile USA Inc
3.00%, 02/15/2041 $ 4,039 2,549
3.50%, 04/15/2025 400 386
3.60%, 11/15/2060 844 491
3.88%, 04/15/2030 300 261
4.38%, 04/15/2040 200 155
4.50%, 04/15/2050 100 73
5.05%, 07/15/2033 200 181
5.65%, 01/15/2053 561 485
Turk Telekomunikasyon AS
4.88%, 06/19/2024 1,050 1,024
Verizon Communications Inc
0.19%, 03/24/2028 CHF 100 101
0.88%, 04/08/2027 EUR 200 191
1.30%, 05/18/2033 100 81
1.45%, 03/20/2026 $ 400 362
1.75%, 01/20/2031 150 111
2.36%, 03/15/2032 300 224
2.50%, 04/08/2031 GBP 100 97
2.65%, 05/06/2030 AUD 200 101
2.65%, 11/20/2040 $ 150 91
2.85%, 09/03/2041 2,205 1,362
2.88%, 01/15/2038 EUR 100 87
2.99%, 10/30/2056 $ 300 158
3.00%, 11/20/2060 1,448 741
3.40%, 03/22/2041 951 642
3.55%, 03/22/2051 300 188
3.88%, 03/01/2052 635 424
4.00%, 03/22/2050 200 136
4.02%, 12/03/2029 300 268
4.25%, 10/31/2030 EUR 100 106
5.05%, 05/09/2033 $ 1,088 996
Viasat Inc
5.63%, 09/15/2025
(i)
4,550 4,227
5.63%, 04/15/2027
(i)
725 633
6.50%, 07/15/2028
(i)
2,330 1,652
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031
(i)
3,450 2,714
Vodafone Group PLC
2.20%, 08/25/2026 EUR 300 304
4.38%, 02/19/2043 $ 727 538
5.13%, 06/04/2081
(k)
2,900 1,842
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.07%
5.63%, 02/10/2053 659 554
5.75%, 02/10/2063 716 597
Vodafone International Financing DAC
3.75%, 12/02/2034 EUR 100 100
$ 60,597
Toys, Games & Hobbies - 0.01%
Hasbro Inc
3.55%, 11/19/2026 $ 200 184
Transportation - 0.85%
AP Moller - Maersk A/S
5.88%, 09/14/2033
(i)
1,179 1,118
BNSF Funding Trust I
6.61%, 12/15/2055
(k)
4,310 4,152
3 Month USD LIBOR + 2.35%
Burlington Northern Santa Fe LLC
3.55%, 02/15/2050 200 133
4.45%, 03/15/2043 1,180 934
5.20%, 04/15/2054 1,351 1,167
Canadian National Railway Co
3.05%, 02/08/2050 CAD 100 48
3.85%, 08/05/2032 $ 100 87
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
Canadian Pacific Railway Co
1.35%, 12/02/2024 $ 1,982 $ 1,887
2.45%, 12/02/2031 200 174
2.88%, 11/15/2029 100 84
4.30%, 05/15/2043 200 151
4.70%, 05/01/2048 850 663
CSX Corp
3.35%, 09/15/2049 100 63
3.80%, 11/01/2046 100 69
4.25%, 03/15/2029 100 93
4.50%, 11/15/2052 930 709
Deutsche Post AG
0.38%, 05/20/2026 EUR 100 98
DSV Finance BV
1.38%, 03/16/2030 100 91
East Japan Railway Co
4.11%, 02/22/2043 100 98
FedEx Corp
0.45%, 08/05/2025 200 199
4.95%, 10/17/2048 $ 200 159
5.10%, 01/15/2044 100 83
FedEx Corp 2020-1 Class AA Pass Through Trust
1.88%, 08/20/2035 2,893 2,270
Georgian Railway JSC
4.00%, 06/17/2028
(i)
1,325 1,126
Norfolk Southern Corp
3.15%, 06/01/2027 200 183
4.15%, 02/28/2048 100 72
4.55%, 06/01/2053 100 75
5.35%, 08/01/2054 100 85
Ryder System Inc
5.25%, 06/01/2028 1,060 1,021
6.60%, 12/01/2033
(j)
983 976
Transnet SOC Ltd
8.25%, 02/06/2028
(i)
1,800 1,701
TTX Co
5.50%, 09/25/2026
(i)
1,679 1,665
Union Pacific Corp
3.25%, 08/15/2025 200 192
3.25%, 02/05/2050 100 63
3.60%, 09/15/2037 200 154
3.84%, 03/20/2060 100 66
3.85%, 02/14/2072 200 127
United Parcel Service Inc
3.90%, 04/01/2025 200 195
5.30%, 04/01/2050 200 179
XPO Inc
6.25%, 06/01/2028
(i)
150 144
$ 22,554
Trucking & Leasing - 0.20%
GATX Corp
3.25%, 09/15/2026 1,416 1,311
4.00%, 06/30/2030 100 86
6.05%, 03/15/2034 982 925
Penske Truck Leasing Co Lp / PTL Finance Corp
5.70%, 02/01/2028
(i)
1,279 1,236
5.88%, 11/15/2027
(i)
100 97
6.05%, 08/01/2028
(i)
1,055 1,035
6.20%, 06/15/2030
(i)
568 554
$ 5,244
Water - 0.10%
Aegea Finance Sarl
9.00%, 01/20/2031
(i)
775 773
American Water Capital Corp
3.45%, 06/01/2029 200 177
4.15%, 06/01/2049 100 73
Anglian Water Services Financing PLC
2.63%, 06/15/2027 GBP 100 108

Schedule of Investments
Diversified Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Water (continued)
Essential Utilities Inc
3.35%, 04/15/2050 $ 736 $ 433
Northumbrian Water Finance PLC
6.38%, 10/28/2034 GBP 100 118
Severn Trent Utilities Finance PLC
5.25%, 04/04/2036 100 112
Suez SACA
5.00%, 11/03/2032 EUR 100 108
Thames Water Utilities Finance PLC
1.25%, 01/31/2032 100 74
2.38%, 04/22/2040 GBP 150 97
United Utilities Water Finance PLC
2.63%, 02/12/2031 100 98
Veolia Environnement SA
1.59%, 01/10/2028 EUR 200 192
1.63%, 09/17/2030 100 91
Yorkshire Water Finance PLC
1.75%, 11/26/2026 GBP 100 106
2.75%, 04/18/2041 100 72
$ 2,632
TOTAL BONDS $ 1,840,263
SENIOR FLOATING RATE INTERESTS
- 11.58%
Principal
Amount (000's) Value (000's)
Advertising - 0.17%
ABG Intermediate Holdings 2 LLC
8.92%, 12/21/2028
(p)
$ 413 $ 412
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
11.42%, 12/20/2029
(p)
884 887
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Clear Channel Outdoor Holdings Inc
9.14%, 08/07/2026
(p)
2,644 2,533
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Dotdash Meredith Inc
9.41%, 12/01/2028
(p)
735 695
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
$ 4,527
Aerospace & Defense - 0.02%
TransDigm Inc
8.64%, 08/24/2028
(p)
652 651
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Airlines - 0.24%
AAdvantage Loyalty IP Ltd
10.43%, 04/20 /2028
(p)
1,346 1,362
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Air Canada
9.13%, 08/11/2028
(p)
593 592
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
American Airlines Inc
8.54%, 02/15/2028
(p)
375 370
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Mileage Plus Holdings LLC
10.80%, 06/21/2027
(p)
187 192
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
SkyMiles IP Ltd
9.17%, 10/20/2027
(p)
1,143 1,170
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
United Airlines Inc
9.19%, 04/21/2028
(p)
$ 443 $ 442
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
WestJet Airlines Ltd
8.42%, 12/11/2026
(p)
2,275 2,193
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
$ 6,321
Apparel - 0.03%
Birkenstock US BidCo Inc
8.88%, 04/28/2028
(p)
715 712
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Crocs Inc
8.69%, 02/20/2029
(p)
206 206
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 918
Automobile Parts & Equipment - 0.22%
Clarios Global LP
9.07%, 05/04/2030
(p)
1,335 1,332
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Dexko Global Inc
9.40%, 10/04/2028
(p)
233 222
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
First Brands Group LLC
10.88%, 03/24/2027
(p)
2,611 2,571
CME Term Secured Overnight Financing
Rate 6 Month + 5.00%
14.38%, 03/24/2028
(p)
1,475 1,384
CME Term Secured Overnight Financing
Rate 6 Month + 8.50%
Phinia Inc
9.49%, 07/03/2028
(p)
175 175
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
$ 5,684
Beverages - 0.08%
Arterra Wines Canada Inc
9.15%, 11/25/2027
(p)
58 55
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
City Brewing Co LLC
9.16%, 04/05/2028
(p)
612 440
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Naked Juice LLC
8.74%, 01/24/2029
(p)
81 75
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
11.49%, 01/24/2030
(p)
135 108
CME Term Secured Overnight Financing
Rate 3 Month + 6.00%
Pegasus Bidco BV
9.61%, 07/12/2029
(p)
326 323
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Triton Water Holdings Inc
8.90%, 03/31/2028
(p)
1,266 1,197
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 2,198

Schedule of Investments
Diversified Income Fund
October 31, 2023
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Building Materials - 0.07%
ACProducts Holdings Inc
0.00%, 05/17/2028
(p),(q)
$ 175 $ 138
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Chariot Buyer LLC
8.67%, 10/22/2028
(p)
817 792
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Emerald Debt Merger Sub LLC
8.32%, 05/03/2030
(p)
376 375
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Standard Industries Inc/NJ
7.95%, 08/06/2028
(p)
582 583
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
$ 1,888
Chemicals - 0.51%
Aruba Investments Holdings LLC
13.17%, 10/27/2028
(p)
8,680 8,025
CME Term Secured Overnight Financing
Rate 1 Month + 7.75%
Ascend Performance Materials Operations LLC
10.32%, 08/27/2026
(p)
309 291
CME Term Secured Overnight Financing
Rate 6 Month + 4.75%
Axalta Coating Systems US Holdings Inc
7.89%, 12/20/2029
(p)
473 474
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Cpc Acquisition Corp
9.40%, 12/29/2027
(p)
257 201
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Derby Buyer LLC
0.00%, 10/11/2030
(p),(q)
225 224
Discovery Purchaser Corp
9.76%, 08/04/2029
(p)
263 243
CME Term Secured Overnight Financing
Rate 3 Month + 4.38%
Ecovyst Catalyst Technologies LLC
7.99%, 06/08/2028
(p)
218 216
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Herens US Holdco Corp
9.42%, 07/03/2028
(p)
517 434
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
INEOS US Petrochem LLC
8.18%, 01/29/2026
(p)
246 241
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Nouryon USA LLC
9.43%, 04/03/2028
(p)
748 731
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
SCIH Salt Holdings Inc
9.44%, 03/16/2027
(p)
2,014 1,985
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Tronox Finance LLC
8.83%, 08/11/2028
(p)
190 187
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
WR Grace Holdings LLC
9.40%, 09/22/2028
(p)
$ 239 $ 234
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
$ 13,486
Commercial Services - 0.74%
Allied Universal Holdco LLC
9.17%, 05/12/2028
(p)
319 303
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Avis Budget Car Rental LLC
7.18%, 08/06/2027
(p)
268 266
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
8.92%, 03/16/2029
(p)
316 315
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
AVSC Holding Corp
15.00%, PIK 0.00%, 10/15/2026
(o),(p)
212 211
Belron Finance US LLC
7.90%, 10/30/2026
(p)
411 410
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
Belron Luxembourg Sarl
8.25%, 04/18/2029
(p)
234 235
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
CHG Healthcare Services Inc
8.68%, 09/29/2028
(p)
233 230
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Creative Artists Agency LLC
8.82%, 11/26/2028
(p)
458 455
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Driven Brands Holdings Inc
8.44%, 12/17/2028
(p)
824 801
12 Month USD LIBOR + 3.00%
Element Materials Technology Group US Holdings
Inc
9.74%, 04/12/2029
(p)
238 230
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
9.74%, 06/22/2029
(p)
110 106
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Evertec Group LLC
0.00%, 10/12/2030
(p),(q)
210 209
Garda World Security Corp
9.75%, 10/30/2026
(p)
250 249
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
GTCR W Merger Sub LLC
0.00%, 09/20/2030
(p),(q)
850 843
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Hertz Corp/The
8.42%, 06/14/2028
(p)
1,498 1,484
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
8.70%, 06/14/2028
(p)
287 285
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Isolved
9.49%, 10/05/2030
(p)
250 249
CME Term Secured Overnight Financing
Rate 5 Month + 4.00%

Schedule of Investments
Diversified Income Fund
October 31, 2023
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
KUEHG Corp
10.39%, 05/22/2030
(p)
$ 3,650 $ 3,644
3 Month USD LIBOR + 5.00%
Learning Care Group US No 2 Inc
10.14%, 08/03/2028
(p)
2,910 2,908
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Omnia Partners
9.63%, 07/19/2030
(p)
411 410
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Prime Security Services Borrower LLC
7.83%, 10/11/2030
(p)
550 549
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Sabert Corp
9.93%, 12/10/2026
(p)
196 196
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Sabre GLBL Inc
10.42%, 06/30/2028
(p)
275 233
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Syniverse Holdings LLC/DE
12.39%, 05/13/2027
(p)
1,100 968
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
Team Health Holdings Inc
0.00%, 06/30/2028
(p),(q)
500 490
Trans Union LLC
7.17%, 11/13/2026
(p)
409 408
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
7.68%, 11/17/2028
(p)
551 549
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Travelport Finance Luxembourg Sarl
12.65%, PIK 0.00%, 02/28/2025
(o),(p)
17 16
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
Verscend Holding Corp
9.43%, 08/27/2025
(p)
768 767
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
VT Topco Inc
9.66%, 08/02/2030
(p)
80 80
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Wand NewCo 3 Inc
8.17%, 02/05/2026
(p)
768 766
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
WEX Inc
7.68%, 03/31/2028
(p)
233 232
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
WMB Holdings Inc
8.67%, 11/01/2029
(p)
336 336
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 19,433
Computers - 0.09%
Amentum Government Services Holdings LLC
9.33%, 02/15/2029
(p)
417 407
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
Magenta Buyer LLC
10.63%, 07/27/2028
(p)
$ 434 $ 304
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
McAfee Corp
9.16%, 03/01/2029
(p)
649 620
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
NCR Corp
10.17%, 03/22/2029
(p)
250 239
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Perforce Software Inc
9.18%, 07/01/2026
(p)
244 230
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Vision Solutions Inc
9.64%, 04/23/2028
(p)
406 386
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
World Wide Technology Holding Co LLC
8.69%, 02/28/2030
(p)
249 248
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 2,434
Consumer Products - 0.22%
Kronos Acquisition Holdings Inc
9.40%, 12/22/2026
(p)
3,052 2,985
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
9.40%, 12/22/2026
(p)
312 305
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
11.57%, 12/22/2026
(p)
273 273
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
VC GB Holdings I Corp
12.40%, 06/29/2029
(p)
2,560 2,328
CME Term Secured Overnight Financing
Rate 1 Month + 6.75%
$ 5,891
Distribution & Wholesale - 0.22%
Core & Main LP
7.97%, 07/27/2028
(p)
767 764
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Fastlane Parent Co Inc
9.84%, 09/04/2028
(p)
300 296
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Infinite Bidco LLC
12.64%, 02/24/2029
(p)
4,850 4,203
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
Windsor Holdings III LLC
9.81%, 08/01/2030
(p)
620 617
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
$ 5,880
Diversified Financial Services - 0.04%
Avolon TLB Borrower 1 US LLC
7.84%, 06/22/2028
(p)
374 374
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%

Schedule of Investments
Diversified Income Fund
October 31, 2023
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
FleetCor Technologies Operating Co LLC
7.17%, 04/28/2028
(p)
$ 767 $ 765
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
$ 1,139
Electric - 0.16%
Generation Bridge Northeast LLC
9.57%, 08/07/2029
(p)
299 299
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
PG&E Corp
8.43%, 06/23/2025
(p)
1,018 1,015
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Talen Energy Supply LLC
9.88%, 04/26/2030
(p)
1,584 1,581
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
9.88%, 04/26/2030
(p)
1,287 1,284
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
$ 4,179
Electronics - 0.02%
Coherent Corp
8.18%, 07/01/2029
(p)
207 207
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Ingram Micro Inc
8.65%, 06/30/2028
(p)
295 294
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 501
Engineering & Construction - 0.05%
Apple Bidco LLC
8.19%, 07/14/2028
(p)
233 228
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
9.32%, 09/22/2028
(p)
233 232
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Brown Group Holding LLC
8.17%, 06/07/2028
(p)
225 221
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
9.12%, 06/08/2029
(p)
271 270
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Centuri Group Inc
7.93%, 08/18/2028
(p)
361 361
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
$ 1,312
Entertainment - 0.58%
AMC Entertainment Holdings Inc
8.45%, 03/20/2026
(p)
1,174 957
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Bally's Corp
8.93%, 08/06/2028
(p)
187 173
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Churchill Downs Inc
7.42%, 03/17/2028
(p)
838 836
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Cinemark USA Inc
9.09%, 05/21/2030
(p)
$ 373 $ 372
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Crown Finance US Inc
14.38%, 07/31/2028
(p)
1,165 1,187
CME Term Secured Overnight Financing
Rate 3 Month + 8.93%
Delta 2 Lux Sarl
7.57%, 01/15/2030
(p)
585 584
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Entain Holdings Gibraltar Ltd
8.99%, 10/18/2029
(p)
778 779
CME Term Secured Overnight Financing
Rate 6 Month + 3.50%
Everi Holdings Inc
7.93%, 06/30/2028
(p)
738 736
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Flutter Financing BV
8.90%, 09/16/2028
(p)
683 683
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Light & Wonder International Inc
8.53%, 04/14/2029
(p)
1,174 1,170
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Lions Gate Capital Holdings LLC
7.67%, 03/24/2025
(p)
229 228
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Merlin Entertainment
8.90%, 11/12/2026
(p)
204 203
3 Month USD LIBOR + 3.25%
8.90%, 11/12/2026
(p)
29 29
3 Month USD LIBOR + 3.25%
NAI Entertainment Holdings LLC
8.34%, 05/08/2025
(p)
2,740 2,636
3 Month USD LIBOR + 2.50%
Nascar Holdings LLC
7.93%, 10/19/2026
(p)
575 576
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
PCI Gaming Authority
7.93%, 05/29/2026
(p)
347 346
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Penn Entertainment Inc
8.17%, 04/21/2029
(p)
190 190
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Scientific Games Holdings LP
8.91%, 02/04/2029
(p)
227 223
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
SeaWorld Parks & Entertainment Inc
8.43%, 08/25/2028
(p)
659 657
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Stars Group Holdings BV
7.90%, 07/21/2026
(p)
1,725 1,723
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%

Schedule of Investments
Diversified Income Fund
October 31, 2023
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
William Morris Endeavor Entertainment LLC
8.18%, 05/16/2025
(p)
$ 1,069 $ 1,067
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 15,355
Environmental Control - 0.10%
Covanta Holding Corp
7.82%, 11/17/2028
(p)
265 260
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
7.82%, 11/17/2028
(p)
20 20
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
GFL Environmental Inc
7.91%, 05/31/2027
(p)
1,447 1,446
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Win Waste Innovations Holdings Inc
8.18%, 03/24/2028
(p)
981 871
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 2,597
Food - 0.08%
8th Avenue Food & Provisions Inc
9.18%, 09/19/2025
(p)
325 306
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
CHG PPC Parent LLC
8.43%, 12/08/2028
(p)
233 229
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Froneri US Inc
7.67%, 01/31/2027
(p)
232 231
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Heritage Grocers Group LLC
12.24%, 08/01/2029
(p)
249 249
CME Term Secured Overnight Financing
Rate 6 Month + 6.75%
Total Produce USA Holdings Inc
7.69%, 08/03/2028
(p)
411 408
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
US Foods Inc
7.43%, 09/14/2026
(p)
185 185
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
7.93%, 11/22/2028
(p)
603 604
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
$ 2,212
Forest Products & Paper - 0.02%
Asplundh Tree Expert LLC
7.17%, 09/06/2027
(p)
530 531
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Healthcare - Products - 0.25%
Avantor Funding Inc
8.44%, 11/08/2027
(p)
96 96
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Bausch + Lomb Corp
8.76%, 05/10/2027
(p)
2,573 2,459
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
Curia Global Inc
9.17%, 08/30/2026
(p)
$ 271 $ 216
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Embecta Corp
8.34%, 03/31/2029
(p)
203 197
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
ICU Medical Inc
8.04%, 12/15/2028
(p)
233 232
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Insulet Corp
8.68%, 05/04/2028
(p)
589 586
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Medline Borrower LP
8.68%, 10/23/2028
(p)
2,162 2,147
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Viant Medical Holdings Inc
9.18%, 07/02/2025
(p)
736 720
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 6,653
Healthcare - Services - 0.48%
AHP Health Partners Inc
8.93%, 08/24/2028
(p)
362 361
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Aveanna Healthcare LLC
12.57%, 12/09/2029
(p)
1,720 1,213
CME Term Secured Overnight Financing
Rate 1 Month + 7.00%
DaVita Inc
7.18%, 08/12/2026
(p)
180 178
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Eyecare Partners LLC
12.36%, 11/15/2029
(p)
6,544 2,618
CME Term Secured Overnight Financing
Rate 3 Month + 6.75%
Global Medical Response Inc
9.88%, 03/14/2025
(p)
366 236
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
9.93%, 10/02/2025
(p)
1,111 717
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
ICON Luxembourg Sarl
7.90%, 07/03/2028
(p)
564 564
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
National Mentor Holdings Inc
0.00%, 03/02/2028
(p),(q)
213 185
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
0.00%, 03/02/2028
(p),(q)
6 5
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
12.74%, 03/02/2029
(p)
725 508
CME Term Secured Overnight Financing
Rate 3 Month + 7.25%
Phoenix Guarantor Inc
8.68%, 03/05/2026
(p)
230 227
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%

Schedule of Investments
Diversified Income Fund
October 31, 2023
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Phoenix Newco Inc
8.68%, 11/15/2028
(p)
$ 1,903 $ 1,879
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Select Medical Corp
8.32%, 03/06/2027
(p)
1,804 1,797
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Sound Inpatient Physicians Holdings LLC
12.38%, 06/26/2026
(p)
5,750 345
CME Term Secured Overnight Financing
Rate 3 Month + 6.75%
Star Parent Inc
9.39%, 09/19/2030
(p)
580 552
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Surgery Center Holdings Inc
9.20%, 09/03/2026
(p)
1,160 1,158
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Team Health Holdings Inc
8.19%, 02/06/2024
(p)
65 63
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 12,606
Home Furnishings - 0.08%
AI Aqua Merger Sub Inc
9.08%, 07/30/2028
(p)
1,143 1,120
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
MillerKnoll Inc
7.43%, 07/19/2028
(p)
768 757
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Weber-Stephen Products LLC
8.68%, 10/30/2027
(p)
240 209
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 2,086
Insurance - 0.81%
Acrisure LLC
8.93%, 02/15/2027
(p)
589 572
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Alliant Holdings Intermediate LLC
8.83%, 11/05/2027
(p)
472 471
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
8.93%, 11/06/2027
(p)
918 914
1 Month USD LIBOR + 3.50%
AmWINS Group Inc
8.18%, 02/18/2028
(p)
99 99
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
AssuredPartners Inc
8.82%, 02/12/2027
(p)
591 586
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Asurion LLC
8.68%, 12/23/2026
(p)
342 330
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
8.68%, 07/31/2027
(p)
701 669
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
9.67%, 08/19/2028
(p)
567 540
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Asurion LLC   (continued)
10.68%, 01/31/2028
(p)
$ 7,350 $ 6,366
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
10.68%, 01/20/2029
(p)
4,570 3,891
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
10.68%, 01/20/2029
(p)
1,950 1,660
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
10.68%, 01/20/2029
(p)
291 248
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
BroadStreet Partners Inc
8.43%, 01/27/2027
(p)
915 905
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
8.68%, 01/27/2027
(p)
233 230
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
HUB International Ltd
9.37%, 11/10/2029
(p)
189 188
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
9.66%, 06/20/2030
(p)
994 993
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Ryan Specialty LLC
8.42%, 09/01/2027
(p)
821 819
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Sedgwick Claims Management Services Inc
9.07%, 02/24/2028
(p)
604 602
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
USI Inc/NY
0.00%, 09/14/2030
(p),(q)
125 124
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
8.64%, 09/14/2030
(p)
85 85
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
9.14%, 11/21/2029
(p)
1,151 1,148
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 21,440
Internet - 0.78%
Abe Investment Holdings Inc
9.99%, 02/13/2026
(p)
75 75
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
CNT Holdings I Corp
8.93%, 11/08/2027
(p)
676 672
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
12.18%, 11/06/2028
(p)
8,701 8,668
CME Term Secured Overnight Financing
Rate 1 Month + 6.75%
Gen Digital Inc
7.42%, 09/12/2029
(p)
1,476 1,462
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
MH Sub I LLC
11.57%, 02/12/2029
(p)
7,550 6,540
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%

Schedule of Investments
Diversified Income Fund
October 31, 2023
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Proofpoint Inc
8.68%, 08/31/2028
(p)
$ 243 $ 239
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Ten-X LLC
11.17%, 05/26/2028
(p)
3,024 2,874
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
$ 20,530
Investment Companies - 0.24%
Nexus Buyer LLC
11.67%, 11/05/2029
(p)
6,600 6,270
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Leisure Products & Services - 0.20%
Alterra Mountain Co
8.93%, 08/17/2028
(p)
589 588
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Carnival Corp
8.34%, 08/08/2027
(p)
415 407
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
8.68%, 10/18/2028
(p)
330 324
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
ClubCorp Holdings Inc
8.18%, 09/18/2026
(p)
1,897 1,836
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Equinox Holdings Inc
8.73%, 03/08/2024
(p)
1,227 1,181
3 Month USD LIBOR + 3.00%
Hayward Industries Inc
8.19%, 05/28/2028
(p)
408 400
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
SRAM LLC
8.18%, 05/18/2028
(p)
403 400
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Topgolf Callaway Brands Corp
8.92%, 03/16/2030
(p)
249 247
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 5,383
Lodging - 0.08%
Fertitta Entertainment LLC/NV
9.32%, 01/13/2029
(p)
1,733 1,692
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Hilton Worldwide Finance LLC
7.18%, 06/18/2026
(p)
375 375
CME Term Secured Overnight Financing
Rate 3 Month + 1.75%
$ 2,067
Machinery - Diversified - 0.83%
Ali Group North America Corp
7.44%, 07/30/2029
(p)
638 637
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Chart Industries Inc
8.66%, 03/15/2030
(p)
204 203
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified (continued)
Engineered Machinery Holdings Inc
11.65%, 05/21/2029
(p)
$ 19,333 $ 18,753
CME Term Secured Overnight Financing
Rate 3 Month + 6.00%
TK Elevator US Newco Inc
9.38%, 07/30/2027
(p)
1,072 1,063
CME Term Secured Overnight Financing
Rate 6 Month + 3.50%
Victory Buyer LLC
9.19%, 11/18/2028
(p)
1,191 1,116
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 21,772
Media - 0.37%
Altice Financing SA
10.39%, 10/31/2027
(p)
979 911
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Cengage Learning Inc
10.41%, 07/14/2026
(p)
1,231 1,217
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Century DE Buyer LLC
0.00%, 09/27/2030
(p),(q)
250 248
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
CSC Holdings LLC
9.83%, 01/18/2028
(p)
1,213 1,131
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Diamond Sports Group LLC
0.00%, 08/24/2026
(d),(p)
2,475 26
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Directv Financing LLC
10.44%, 08/02/2027
(p)
1,137 1,105
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Gray Television Inc
7.93%, 01/02/2026
(p)
238 237
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
iHeartCommunications Inc
8.43%, 05/01/2026
(p)
1,532 1,302
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
McGraw-Hill Education Inc
10.18%, 07/28/2028
(p)
691 653
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Nexstar Media Inc
7.93%, 09/18/2026
(p)
304 304
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Radiate Holdco LLC
8.68%, 09/25/2026
(p)
501 414
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
UPC Financing Partnership
8.45%, 01/31/2029
(p)
375 367
CME Term Secured Overnight Financing
Rate 1 Month + 2.93%

Schedule of Investments
Diversified Income Fund
October 31, 2023
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Virgin Media Bristol LLC
0.00%, 01/31/2029
(p),(q)
$ 150 $ 147
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
7.95%, 01/31/2028
(p)
420 408
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
8.79%, 03/31/2031
(p)
375 366
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
WideOpenWest Finance LLC
8.39%, 12/20/2028
(p)
233 228
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Ziggo Financing Partnership
7.95%, 04/28/2028
(p)
658 643
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
$ 9,707
Metal Fabrication & Hardware - 0.01%
Grinding Media Inc
9.68%, 10/12/2028
(p)
233 226
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Mining - 0.17%
Arctic Canadian Diamond Co Ltd
10.00%, 12/31/2027
(f),(p)
4,510 4,510
1 Month USD LIBOR + 5.00%
Arsenal AIC Parent LLC
9.88%, 08/18/2030
(p)
105 105
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
$ 4,615
Miscellaneous Manufacturers - 0.05%
Gates Global LLC
7.92%, 03/31/2027
(p)
1,408 1,405
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Oil & Gas - 0.06%
Gulf Finance LLC
12.36%, 08/25/2026
(p)
1,524 1,526
CME Term Secured Overnight Financing
Rate 1 Month + 6.75%
Packaging & Containers - 0.14%
Berlin Packaging LLC
0.00%, 03/11/2028
(p),(q)
137 134
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Berry Global Inc
7.20%, 07/01/2026
(p)
302 301
CME Term Secured Overnight Financing
Rate 3 Month + 1.75%
Clydesdale Acquisition Holdings Inc
9.59%, 04/13/2029
(p)
751 726
CME Term Secured Overnight Financing
Rate 1 Month + 4.18%
Kloeckner Pentaplast of America Inc
10.48%, 02/12/2026
(p)
487 459
CME Term Secured Overnight Financing
Rate 6 Month + 4.75%
LABL Inc
10.42%, 10/28/2028
(p)
264 248
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Pactiv Evergreen Group Holdings Inc
8.68%, 02/05/2026
(p)
$ 375 $ 374
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
8.68%, 09/22/2028
(p)
461 458
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Proampac PG Borrower LLC
10.59%, 09/15/2028
(p)
616 607
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
TricorBraun Holdings Inc
8.68%, 03/03/2028
(p)
332 321
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 3,628
Pharmaceuticals - 0.26%
Gainwell Acquisition Corp
9.49%, 10/01/2027
(p)
271 259
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Grifols Worldwide Operations USA Inc
7.42%, 11/15/2027
(p)
658 640
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
Jazz Financing Lux Sarl
8.94%, 05/05/2028
(p)
2,595 2,594
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Organon & Co
8.45%, 06/02/2028
(p)
1,682 1,676
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Packaging Coordinators Midco Inc
9.90%, 11/30/2027
(p)
1,277 1,259
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Perrigo Investments LLC
7.67%, 04/20/2029
(p)
261 260
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
PRA Health Sciences Inc
7.90%, 07/03/2028
(p)
141 140
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
$ 6,828
Pipelines - 0.12%
Buckeye Partners LP
7.67%, 11/01/2026
(p)
411 410
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Freeport LNG Investments LLLP
8.68%, 11/17/2026
(p)
993 979
3 Month USD LIBOR + 3.00%
9.18%, 12/21/2028
(p)
662 650
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Oryx Midstream Services Permian Basin LLC
8.69%, 10/04/2028
(p)
204 203
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
TransMontaigne Operating Co LP
8.94%, 11/03/2028
(p)
411 405
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%

Schedule of Investments
Diversified Income Fund
October 31, 2023
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Traverse Midstream Partners LLC
9.26%, 02/16/2028
(p)
$ 509 $ 507
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 3,154
Real Estate - 0.03%
Cushman & Wakefield US Borrower LLC
8.17%, 08/21/2025
(p)
19 19
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
8.67%, 01/31/2030
(p)
247 236
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
9.32%, 01/30/2030
(p)
375 359
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Forest City Enterprises LP
8.93%, 12/08/2025
(p)
307 276
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 890
Retail - 0.22%
1011778 BC ULC
7.57%, 09/12/2030
(p)
571 565
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
IRB Holding Corp
8.42%, 12/15/2027
(p)
989 978
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Jo-Ann Stores LLC
10.55%, 07/07/2028
(p)
962 279
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
LS Group OpCo Acquistion LLC
8.69%, 11/02/2027
(p)
200 199
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
PetSmart LLC
9.17%, 02/11/2028
(p)
2,396 2,364
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Reverb Buyer Inc
8.77%, 10/06/2028
(p)
258 240
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
RH
7.93%, 10/20/2028
(p)
266 248
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
SRS Distribution Inc
8.94%, 06/02/2028
(p)
376 366
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Staples Inc
10.30%, 04/09/2026
(p)
483 414
3 Month USD LIBOR + 5.00%
Woof Holdings Inc
9.40%, 12/10/2027
(p)
75 61
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 5,714
Semiconductors - 0.16%
Altar Bidco Inc
10.49%, 02/01/2030
(p)
3,570 3,436
CME Term Secured Overnight Financing
Rate 6 Month + 5.60%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
Bright Bidco BV
14.39%, PIK 0.00%, 10/31/2027
(o),(p)
$ 798 $ 296
CME Term Secured Overnight Financing
Rate 1 Month + 8.00%
Synaptics Inc
7.91%, 10/20/2028
(p)
232 230
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Ultra Clean Holdings Inc
9.20%, 08/27/2025
(p)
190 190
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 4,152
Software - 1.91%
Applied Systems Inc
12.14%, 09/19/2027
(p)
2,679 2,686
CME Term Secured Overnight Financing
Rate 3 Month + 6.75%
AthenaHealth Group Inc
8.58%, 02/15/2029
(p)
4,349 4,207
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
8.58%, 02/15/2029
(p)
13 13
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Avaya Inc
13.82%, PIK 0.00%, 07/31/2028
(o),(p)
1,752 1,536
CME Term Secured Overnight Financing
Rate 1 Month + 7.50%
Boxer Parent Co Inc
9.18%, 10/02/2025
(p)
561 560
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Camelot Finance SA
8.43%, 10/30/2026
(p)
808 807
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Camelot US Acquisition LLC
8.43%, 10/30/2026
(p)
345 344
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
CCC Intelligent Solutions Inc
7.68%, 09/21/2028
(p)
233 232
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Ceridian HCM Holding Inc
7.93%, 04/04/2025
(p)
784 783
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Cloudera Inc
11.27%, 10/08/2029
(p)
1,660 1,485
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
DTI Holdco Inc
10.12%, 04/26/2029
(p)
554 531
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Dun & Bradstreet Corp/The
8.18%, 02/06/2026
(p)
743 742
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Epicor Software Corp
8.68%, 07/30/2027
(p)
1,690 1,680
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
9.08%, 07/30/2027
(p)
250 250
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%

Schedule of Investments
Diversified Income Fund
October 31, 2023
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Genesys Cloud Services Holdings II LLC
9.45%, 12/01/2027
(p)
$ 1,700 $ 1,697
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
IGT Holding IV AB
8.96%, 03/31/2028
(p)
409 406
CME Term Secured Overnight Financing
Rate 3 Month + 3.40%
Informatica LLC
8.18%, 10/27/2028
(p)
1,002 998
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Ivanti Software Inc
9.92%, 12/01/2027
(p)
56 50
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Loyalty Ventures Inc
0.00%, 11/03/2027
(d),(p)
1,608 8
1 Month USD LIBOR + 4.50%
Marcel BidCo SUSE
0.00%, 10/26/2030
(p),(q)
85 84
Mitchell International Inc
0.00%, 10/15/2028
(p),(q)
500 487
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
11.94%, 10/15/2029
(p)
3,060 2,837
CME Term Secured Overnight Financing
Rate 1 Month + 6.50%
Open Text Corp
8.17%, 01/31/2030
(p)
2,134 2,132
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Physician Partners LLC
9.42%, 12/26/2028
(p)
181 170
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Quartz AcquireCo LLC
8.82%, 06/28/2030
(p)
250 249
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Rackspace Technology Global Inc
8.21%, 02/15/2028
(p)
2,184 952
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
RealPage Inc
8.43%, 04/24/2028
(p)
59 57
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Riverbed Technology
9.89%, 07/01/2028
(p)
521 335
3 Month USD LIBOR + 4.50%
Rocket Software Inc
10.07%, 11/28/2028
(p)
494 484
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Skopima Consilio Parent LLC
12.94%, 05/14/2029
(p)
4,760 4,332
1 Month USD LIBOR + 7.50%
Sophia LP
8.92%, 10/07/2027
(p)
767 757
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
SS&C Technologies Inc
7.18%, 04/16/2025
(p)
1,101 1,100
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
UKG Inc
8.76%, 05/04/2026
(p)
$ 2,274 $ 2,260
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
8.76%, 05/04/2026
(p)
1,727 1,717
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
9.22%, 05/04/2026
(p)
589 587
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
10.76%, 05/03/2027
(p)
5,780 5,767
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
10.76%, 05/03/2027
(p)
5,050 5,039
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
West Technology Group LLC
9.57%, 04/09/2027
(p)
969 901
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Zelis Payments Buyer Inc
8.93%, 09/30/2026
(p)
581 580
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
ZoomInfo LLC
8.17%, 02/28/2030
(p)
416 417
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 50,259
Telecommunications - 0.51%
Altice France SA/France
9.34%, 01/31/2026
(p)
246 229
CME Term Secured Overnight Financing
Rate 1 Month + 3.69%
9.63%, 08/14/2026
(p)
1,169 1,088
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Cincinnati Bell Inc
8.67%, 11/23/2028
(p)
199 195
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
CommScope Inc
8.68%, 04/06/2026
(p)
947 809
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Cyxtera DC Holdings Inc
0.00%, 05/01/2024
(d),(p)
1,305 745
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
13.95%, 12/07/2023
(p)
437 436
CME Term Secured Overnight Financing
Rate 1 Month + 8.50%
Dawn Acquisitions LLC
9.40%, 12/31/2025
(p)
2,539 2,137
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Delta Topco Inc
9.07%, 12/01/2027
(p)
982 965
CME Term Secured Overnight Financing
Rate 6 Month + 3.75%
EOS US Finco LLC
11.17%, 10/06/2029
(p)
294 276
CME Term Secured Overnight Financing
Rate 3 Month + 6.00%
Frontier Communications Holdings LLC
9.18%, 10/08/2027
(p)
2,317 2,227
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%

Schedule of Investments
Diversified Income Fund
October 31, 2023
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Gogo Intermediate Holdings LLC
9.18%, 04/28/2028
(p)
$ 701 $ 700
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Level 3 Financing Inc
7.18%, 03/01/2027
(p)
855 797
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Lumen Technologies Inc
7.68%, 03/15/2027
(p)
259 195
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
MLN US Holdco LLC
8.25%, 11/30/2025
(p)
824 82
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
12.19%, 10/18/2027
(p)
537 134
CME Term Secured Overnight Financing
Rate 3 Month + 6.80%
Viasat Inc
0.00%, 05/30/2030
(p),(q)
150 138
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
9.82%, 02/23/2029
(p)
247 228
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Xplornet Communications Inc
13.40%, 09/30/2029
(p)
5,510 1,966
CME Term Secured Overnight Financing
Rate 1 Month + 7.00%
$ 13,347
Transportation - 0.16%
ASP LS Acquisition Corp
13.40%, 04/30/2029
(p)
4,990 4,017
CME Term Secured Overnight Financing
Rate 3 Month + 7.50%
Genesee & Wyoming Inc
7.49%, 12/30/2026
(p)
93 93
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
$ 4,110
TOTAL SENIOR FLOATING RATE INTERESTS $ 305,505
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 8.25%
Principal
Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 4.70%
2.00%, 05/01/2036 $ 3,332 $ 2,841
2.00%, 02/01/2051 5,387 3,989
2.00%, 03/01/2051 5,149 3,811
2.00%, 07/01/2051 6,079 4,482
2.00%, 09/01/2051 6,510 4,811
2.00%, 11/01/2051 5,202 3,883
2.00%, 12/01/2051 2,600 1,929
2.00%, 02/01/2052 3,494 2,625
2.00%, 03/01/2052 2,016 1,492
2.50%, 02/01/2037 1,443 1,260
2.50%, 07/01/2037 1,935 1,691
2.50%, 07/01/2051 906 696
2.50%, 09/01/2051 4,893 3,764
2.50%, 12/01/2051 4,493 3,474
2.50%, 12/01/2051 3,600 2,789
2.50%, 12/01/2051 4,998 3,885
2.50%, 01/01/2052 2,262 1,753
2.50%, 01/01/2052 3,668 2,836
2.50%, 03/01/2052 1,116 866
3.00%, 07/01/2037 1,014 909
3.00%, 02/01/2052 3,301 2,658
3.00%, 03/01/2052 5,333 4,339
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 03/01/2052 $ 4,569 $ 3,662
3.00%, 05/01/2052 4,611 3,712
3.50%, 05/01/2052 3,011 2,535
3.50%, 05/01/2052 4,542 3,824
3.50%, 06/01/2052 5,040 4,203
4.00%, 07/01/2052 1,097 956
4.00%, 08/01/2052 3,517 3,050
4.00%, 10/01/2052 1,378 1,195
4.00%, 03/01/2053 4,109 3,565
4.50%, 09/01/2052 2,068 1,863
4.50%, 10/01/2052 2,316 2,096
4.50%, 02/01/2053 2,614 2,344
5.00%, 06/01/2053 2,337 2,165
5.00%, 06/01/2053 4,477 4,142
5.50%, 02/01/2053 3,373 3,213
5.50%, 11/01/2053
(r)
5,250 4,979
6.00%, 11/01/2053
(r)
6,250 6,081
6.50%, 11/01/2053
(r)
6,500 6,460
7.00%, 11/01/2053
(r)
3,000 3,032
$ 123,860
Government National Mortgage Association (GNMA) - 1.89%
2.00%, 01/20/2051 3,012 2,333
2.00%, 07/20/2051 2,972 2,299
2.50%, 04/20/2051 3,536 2,823
2.50%, 09/20/2051 2,410 1,922
3.00%, 07/20/2051 3,445 2,850
3.00%, 09/20/2051 4,130 3,410
3.50%, 09/20/2047 2,070 1,789
3.50%, 03/20/2048 2,225 1,922
3.50%, 08/20/2048 1,447 1,250
4.00%, 03/20/2049 3,359 3,000
4.00%, 03/20/2050 703 630
4.50%, 05/20/2048 2,684 2,462
5.00%, 02/20/2053 1,216 1,133
5.00%, 11/20/2053
(r)
3,470 3,229
5.50%, 03/20/2053 1,218 1,166
5.50%, 11/20/2053
(r)
2,900 2,773
6.00%, 11/20/2053
(r)
5,125 5,021
6.50%, 11/20/2053
(r)
6,000 5,986
7.00%, 11/20/2053
(r)
3,750 3,796
$ 49,794
U.S. Treasury - 0.82%
1.88%, 11/15/2051 2,395 1,249
2.25%, 02/15/2052 1,521 876
2.75%, 11/15/2042 1,191 830
2.88%, 05/15/2032 2,874 2,466
2.88%, 05/15/2052 6,633 4,426
3.25%, 05/15/2042 2,281 1,737
3.38%, 05/15/2033 3,729 3,297
3.63%, 03/31/2030 367 341
3.63%, 02/15/2053 3,386 2,638
3.75%, 06/30/2030 2,083 1,945
3.88%, 05/15/2043 636 528
4.00%, 06/30/2028 298 288
4.63%, 09/30/2030 1,000 983
$ 21,604
U.S. Treasury Bill - 0.84%
5.36%, 11/28/2023
(s)
8,675 8,641
5.37%, 12/28/2023
(s)
13,740 13,624
$ 22,265
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 217,523
Total Investments $ 2,663,504
Other Assets and Liabilities -  (0.97)% (25,648)
TOTAL NET ASSETS - 100.00% $ 2,637,856

Schedule of Investments
Diversified Income Fund
October 31, 2023
See accompanying notes.

(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $34,642 or
1.31% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(g) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(h) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $33,456 or 1.27% of net assets.
(i) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $688,833 or 26.11% of net assets.
(j) Security purchased on a when-issued basis.
(k) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(l) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $47,615 or 1.81% of net assets.
(m) Security is an Interest Only Strip.
(n) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(o) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(p) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(q) This Senior Floating Rate Note will settle after October 31, 2023, at which time the interest rate will be determined.
(r) Security was purchased in a "to-be-announced" ("TBA") transaction.
(s) Rate shown is the discount rate of the original purchase.
Portfolio Summary
Sector Percent
Financial 24.12%
Mortgage Securities 9.85%
Consumer, Non-cyclical 9.56%
Consumer, Cyclical 8.14%
Industrial 7.52%
Communications 7.43%
Basic Materials 6.78%
Energy 5.30%
Government 5.08%
Technology 4.84%
Utilities 4.06%
Money Market Funds 3.50%
Closed-End Funds 2.24%
Exchange-Traded Funds 1.98%
Asset Backed Securities 0.57%
Other Assets and Liabilities
(0.97)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales October 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.27% $ — $ 2,504,393 $ 2,418,616 $ 85,777
Principal Government Money Market Fund - Institutional Class 5.22% 156,621 515,965 672,586 —
$ 156,621 $ 3,020,358 $ 3,091,202 $ 85,777
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.27% $ 3,627 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.22% 633 — — —
$ 4,260 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Arctic Canadian Diamond Co Ltd 02/03/2021 $ — $ 2,511 0.10%
Avaya Holdings Corp 05/19/2023 179 89 0.00%
Bright Bidco - 1145 Shares 12/09/2022 320 5 0.00%
Crown Finance US Inc - 4A2 Shares 08/30/2023 1,242 1,105 0.04%
High Ridge Brands - Escrow   0.00%, 03/15/2025 12/29/2020 14,671 — 0.00%
Material Sciences Corp   13.12%, PIK 13.12%, 01/09/2024 12/22/2016-10/04/2023 20,189 19,794 0.75%
Specialty Steel   15.53%, 11/15/2026 06/04/2021 41,564 41,564 1.57%
SportsNet New York   10.25%, 01/15/2025 12/27/2017 19,789 19,086 0.72%
Total $ 84,154 3.18%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 5 Year Note; December 2023 Short 43 $ 4,492 $ 72
Total $ 72
Amounts in thousands except contracts.

Schedule of Investments
Diversified Income Fund
October 31, 2023
See accompanying notes.

Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of New York Mellon 12/18/2023 EUR 42 $ 44 $ — $ —
Bank of New York Mellon 12/18/2023 $ 2,678 EUR 2,505 23 —
Citigroup Inc 11/29/2023 BRL 10,200 $ 2,020 — (3)
Citigroup Inc 11/29/2023 $ 2,375 BRL 12,000 2 —
HSBC Securities Inc 11/16/2023 EUR 425 $ 451 — —
HSBC Securities Inc 11/16/2023 $ 978 EUR 925 1 (1)
HSBC Securities Inc 11/29/2023 $ 2,127 EUR 2,000 9 —
JPMorgan Chase 11/16/2023 EUR 225 $ 237 1 —
JPMorgan Chase 11/16/2023 $ 17,077 EUR 16,052 82 —
JPMorgan Chase 11/29/2023 $ 1,483 ZAR 28,000 — (18)
Total $ 118 $ (22)
Amounts in thousands.

Schedule of Investments
Diversified International Fund
October 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 1 .37 % Shares Held Value (000's)
Money Market Funds - 1 .37%
BlackRock Liquidity FedFund - Institutional Class
5.24%
(a),(b)
7,645 $ 8
Principal Government Money Market Fund - Class
R-6 5.27%
(a),(c)
61,241,900 61,242
$ 61,250
TOTAL INVESTMENT COMPANIES $ 61,250
COMMON STOCKS - 98 .60 % Shares Held Value (000's)
Aerospace & Defense - 1 .63%
BAE Systems PLC 4,240,043 $ 57,013
Thales SA 106,785 15,759
$ 72,772
Apparel - 2 .52%
Hermes International SCA 16,261 30,340
LVMH Moet Hennessy Louis Vuitton SE 101,583 72,726
Samsonite International SA
(d),(e)
3,142,200 9,732
$ 112,798
Automobile Manufacturers - 2 .28%
Ferrari NV 99,414 30,093
Kia Corp 306,718 17,523
Toyota Motor Corp 3,102,000 54,266
$ 101,882
Automobile Parts & Equipment - 1 .12%
Bridgestone Corp 573,500 21,704
Toyota Industries Corp 382,900 28,379
$ 50,083
Banks - 11 .83%
AIB Group PLC 5,516,105 23,948
Banco do Brasil SA 2,708,800 25,988
Bank Negara Indonesia Persero Tbk PT 70,653,600 21,322
Bank of Ireland Group PLC 2,690,612 24,112
Bank Rakyat Indonesia Persero Tbk PT 159,032,320 49,727
Credicorp Ltd 113,161 14,141
DBS Group Holdings Ltd 1,802,900 43,312
FinecoBank Banca Fineco SpA 856,016 10,098
Grupo Financiero Banorte SAB de CV 3,095,730 25,078
HDFC Bank Ltd ADR 444,927 25,161
HSBC Holdings PLC 5,032,143 36,334
ICICI Bank Ltd ADR 3,143,811 69,761
Kotak Mahindra Bank Ltd 1,292,631 27,022
National Bank of Greece SA
(d)
2,593,610 14,854
Nordea Bank Abp 3,204,512 33,751
PT Bank Central Asia Tbk 30,679,670 16,902
Societe Generale SA 922,507 20,730
Swedbank AB 874,461 14,362
UniCredit SpA 1,329,840 33,339
$ 529,942
Beverages - 2 .08%
Arca Continental SAB de CV 1,271,700 11,411
Diageo PLC 776,164 29,352
Kweichow Moutai Co Ltd 80,582 18,497
Varun Beverages Ltd 3,098,720 33,822
$ 93,082
Biotechnology - 0 .60%
Argenx SE
(d)
30,664 14,424
Genmab A/S
(d)
43,613 12,328
$ 26,752
Building Materials - 2 .28%
Beijing Oriental Yuhong Waterproof Technology
Co Ltd
4,488,775 15,230
Cemex SAB de CV ADR
(d)
5,444,321 32,503
CRH PLC 1,012,804 54,354
$ 102,087
Chemicals - 0 .64%
Shin-Etsu Chemical Co Ltd 963,800 28,821
Commercial Services - 1 .43%
Localiza Rent a Car SA 2,332,028 23,585
Localiza Rent a Car SA - Rights
(d)
17,100 19
Secom Co Ltd 318,600 22,128
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
TOPPAN Holdings Inc 802,500 $ 18,509
$ 64,241
Cosmetics & Personal Care - 2 .94%
L'Oreal SA 153,323 64,446
Unilever PLC 1,415,213 67,026
$ 131,472
Distribution & Wholesale - 1 .28%
ITOCHU Corp 1,011,900 36,450
Rexel SA 1,023,323 20,899
$ 57,349
Diversified Financial Services - 1 .73%
Bajaj Finance Ltd 240,313 21,633
Banco BTG Pactual SA 3,019,800 17,801
Brookfield Asset Management Ltd 438,338 12,565
London Stock Exchange Group PLC 254,309 25,658
$ 77,657
Electric - 1 .51%
Iberdrola SA 4,313,053 47,970
SSE PLC 999,043 19,854
$ 67,824
Electrical Components & Equipment - 0 .95%
Schneider Electric SE 276,293 42,510
Electronics - 1 .28%
E Ink Holdings Inc 2,187,000 11,379
Halma PLC 527,492 11,863
Hoya Corp 353,504 34,031
$ 57,273
Engineering & Construction - 1 .21%
Kajima Corp 900,200 14,878
Vinci SA 354,394 39,187
$ 54,065
Food - 2 .55%
Ajinomoto Co Inc 456,000 16,654
Danone SA 386,623 23,001
Nestle SA 693,060 74,739
$ 114,394
Food Service - 0 .55%
Compass Group PLC 979,948 24,706
Healthcare - Products - 0 .72%
Alcon Inc 285,601 20,442
Smith & Nephew PLC 1,065,158 11,921
$ 32,363
Healthcare - Services - 0 .72%
ICON PLC
(d)
131,479 32,076
Home Builders - 0 .98%
Sumitomo Forestry Co Ltd 461,600 10,899
Taylor Wimpey PLC 24,375,210 32,922
$ 43,821
Insurance - 6 .81%
AIA Group Ltd 6,581,400 57,152
ASR Nederland NV 204,727 7,640
AXA SA 1,109,922 32,887
Fairfax Financial Holdings Ltd 59,700 49,681
Hannover Rueck SE 70,488 15,565
MS&AD Insurance Group Holdings Inc 1,212,500 44,427
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
119,170 47,824
Prudential PLC 1,634,076 17,086
Sompo Holdings Inc 406,600 17,614
Tryg A/S 775,634 15,146
$ 305,022
Internet - 1 .38%
Alibaba Group Holding Ltd
(d)
4,405,800 45,358
MercadoLibre Inc
(d)
13,298 16,499
$ 61,857
Investment Companies - 0 .42%
EXOR NV 217,276 18,649

Schedule of Investments
Diversified International Fund
October 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Construction & Mining - 1 .35%
Mitsubishi Electric Corp 3,493,500 $ 40,058
Weir Group PLC/The 979,654 20,348
$ 60,406
Machinery - Diversified - 2 .80%
Atlas Copco AB - A Shares 4,057,949 52,547
Keyence Corp 115,500 44,712
NARI Technology Co Ltd 4,160,436 12,803
THK Co Ltd 854,900 15,278
$ 125,340
Metal Fabrication & Hardware - 0 .66%
APL Apollo Tubes Ltd 1,572,643 29,574
Mining - 2 .14%
BHP Group Ltd 1,569,402 44,426
Franco-Nevada Corp 358,314 43,553
Sandfire Resources Ltd
(d)
2,094,951 7,946
$ 95,925
Miscellaneous Manufacturers - 0 .71%
Siemens AG 239,640 31,800
Oil & Gas - 5 .13%
BP PLC 7,422,203 45,320
Noble Corp PLC 682,138 31,849
Shell PLC 2,577,413 83,062
Suncor Energy Inc 1,157,100 37,473
Tourmaline Oil Corp 604,600 31,971
$ 229,675
Oil & Gas Services - 0 .95%
Schlumberger NV 766,857 42,683
Pharmaceuticals - 7 .69%
AstraZeneca PLC 723,552 90,591
Merck KGaA 106,438 16,076
Novo Nordisk A/S 1,340,700 129,346
Roche Holding AG 217,022 55,929
Sanofi SA 575,359 52,246
$ 344,188
Private Equity - 3 .44%
3i Group PLC 3,949,403 93,118
Brookfield Corp 1,684,153 49,064
Intermediate Capital Group PLC 759,714 12,095
$ 154,277
Retail - 6 .84%
ABC-Mart Inc 480,600 7,444
Alimentation Couche-Tard Inc 1,413,092 76,924
Dollarama Inc 551,400 37,655
Industria de Diseno Textil SA 681,573 23,526
JD Sports Fashion PLC 19,407,069 30,175
Li Ning Co Ltd 1,993,500 6,109
MatsukiyoCocokara & Co 1,253,400 21,987
Shimamura Co Ltd 87,500 8,635
Swatch Group AG/The - BR 43,607 11,162
Wal-Mart de Mexico SAB de CV 13,835,478 49,574
Yum China Holdings Inc 630,794 33,155
$ 306,346
Semiconductors - 9 .89%
ASM International NV 46,809 19,317
ASML Holding NV 148,514 89,275
Renesas Electronics Corp
(d)
2,298,700 30,195
Rohm Co Ltd 680,800 10,908
Samsung Electronics Co Ltd 2,378,362 118,383
Sanken Electric Co Ltd 129,700 6,451
SK Hynix Inc 343,398 29,821
Socionext Inc 249,100 24,296
Taiwan Semiconductor Manufacturing Co Ltd 6,995,544 114,255
$ 442,901
Software - 1 .12%
Dassault Systemes SE 617,609 25,441
Nemetschek SE 175,956 13,148
Nexon Co Ltd 630,300 11,566
$ 50,155
COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications - 1 .08%
Nippon Telegraph & Telephone Corp 41,276,400 $ 48,573
Toys, Games & Hobbies - 1 .42%
Nintendo Co Ltd 1,541,300 63,678
Transportation - 1 .94%
Canadian National Railway Co 387,348 40,985
Canadian Pacific Kansas City Ltd 549,800 39,036
Keisei Electric Railway Co Ltd 187,500 7,063
$ 87,084
TOTAL COMMON STOCKS $ 4,416,103
Total Investments $ 4,477,353
Other Assets and Liabilities -  0.03% 1,313
TOTAL NET ASSETS - 100.00% $ 4,478,666
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $8 or 0.00%
of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $9,732 or 0.22% of net assets.
Portfolio Summary
Location Percent
United Kingdom 15 .44%
Japan 15 .38%
France 9 .83%
Canada 9 .34%
India 4 .62%
Korea, Republic Of 3 .70%
Switzerland 3 .63%
Denmark 3 .51%
Netherlands 3 .33%
United States 3 .25%
Ireland 3 .00%
China 2 .93%
Taiwan 2 .80%
Germany 2 .78%
Mexico 2 .65%
Indonesia 1 .97%
Hong Kong 1 .66%
Italy 1 .65%
Spain 1 .59%
Brazil 1 .51%
Sweden 1 .49%
Australia 1 .17%
Singapore 0 .97%
Finland 0 .75%
Uruguay 0 .37%
Greece 0 .33%
Peru 0 .32%
Other Assets and Liabilities
0 .03%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Diversified International Fund
October 31, 2023
See accompanying notes.

Affiliated Securities October 31, 2022 Purchases Sales October 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.27% $ — $ 1,817,216 $ 1,755,974 $ 61,242
Principal Government Money Market Fund - Institutional Class 5.22% 91,593 380,722 472,315 —
$ 91,593 $ 2,197,938 $ 2,228,289 $ 61,242
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.27% $ 4,212 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.22% 361 — — —
$ 4,573 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Equity Income Fund
October 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 1 .86 % Shares Held Value (000's)
Money Market Funds - 1 .86%
BlackRock Liquidity FedFund - Institutional Class
5.24%
(a),(b)
841,905 $ 842
Principal Government Money Market Fund - Class
R-6 5.27%
(a),(c)
145,356,566 145,357
$ 146,199
TOTAL INVESTMENT COMPANIES $ 146,199
COMMON STOCKS - 98 .04 % Shares Held Value (000's)
Advertising - 1 .37%
Omnicom Group Inc 1,439,337 $ 107,821
Apparel - 0 .60%
NIKE Inc 455,082 46,769
Automobile Manufacturers - 3 .89%
Cummins Inc 653,364 141,323
PACCAR Inc 1,982,555 163,620
$ 304,943
Automobile Parts & Equipment - 2 .02%
Magna International Inc 3,301,777 158,782
Banks - 9 .46%
Bank of America Corp 5,131,681 135,169
JPMorgan Chase & Co 1,799,554 250,246
Morgan Stanley 2,821,921 199,848
PNC Financial Services Group Inc/The 1,373,991 157,281
$ 742,544
Beverages - 1 .90%
Coca-Cola Co/The 2,644,423 149,383
Biotechnology - 1 .72%
Corteva Inc 2,794,865 134,545
Building Materials - 2 .80%
Carrier Global Corp 1,549,252 73,837
Trane Technologies PLC 765,617 145,705
$ 219,542
Chemicals - 2 .55%
Air Products and Chemicals Inc 548,618 154,952
PPG Industries Inc 364,523 44,752
$ 199,704
Computers - 1 .94%
Apple Inc 891,250 152,199
Cosmetics & Personal Care - 1 .61%
Procter & Gamble Co/The 844,060 126,634
Diversified Financial Services - 3 .35%
BlackRock Inc 304,836 186,645
Discover Financial Services 924,716 75,901
$ 262,546
Electric - 5 .26%
NextEra Energy Inc 2,257,461 131,610
Sempra 1,026,781 71,905
WEC Energy Group Inc 1,291,854 105,144
Xcel Energy Inc 1,755,611 104,055
$ 412,714
Electronics - 0 .68%
TE Connectivity Ltd 455,680 53,702
Food - 1 .43%
Hormel Foods Corp 3,437,654 111,896
Healthcare - Products - 4 .68%
Abbott Laboratories 1,652,903 156,282
Medtronic PLC 1,196,252 84,407
STERIS PLC 603,452 126,713
$ 367,402
Healthcare - Services - 1 .18%
UnitedHealth Group Inc 172,518 92,394
Home Builders - 1 .35%
DR Horton Inc 1,011,125 105,561
Insurance - 4 .10%
Chubb Ltd 855,057 183,513
Fidelity National Financial Inc 3,536,588 138,245
$ 321,758
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified - 2 .36%
Deere & Co 506,592 $ 185,088
Media - 1 .79%
Comcast Corp - Class A 3,405,535 140,614
Miscellaneous Manufacturers - 2 .48%
Parker-Hannifin Corp 527,379 194,555
Oil & Gas - 7 .08%
Chevron Corp 834,781 121,653
EOG Resources Inc 1,426,370 180,079
Marathon Petroleum Corp 1,680,152 254,123
$ 555,855
Pharmaceuticals - 10 .15%
Becton Dickinson & Co 760,324 192,195
Eli Lilly & Co 28,738 15,919
Merck & Co Inc 1,808,455 185,728
Novartis AG ADR 1,876,120 175,567
Pfizer Inc 2,757,226 84,261
Roche Holding AG ADR 4,424,732 143,052
$ 796,722
Pipelines - 2 .11%
Enterprise Products Partners LP 6,363,309 165,701
Private Equity - 2 .54%
KKR & Co Inc 3,596,596 199,251
REITs - 3 .29%
Alexandria Real Estate Equities Inc 1,299,401 121,013
Prologis Inc 701,448 70,671
Realty Income Corp 1,406,914 66,660
$ 258,344
Retail - 4 .29%
Costco Wholesale Corp 353,181 195,111
Starbucks Corp 1,110,758 102,457
Target Corp 348,913 38,656
$ 336,224
Semiconductors - 3 .50%
Microchip Technology Inc 2,062,505 147,036
Taiwan Semiconductor Manufacturing Co Ltd ADR 1,478,384 127,599
$ 274,635
Software - 2 .97%
Fidelity National Information Services Inc 869,734 42,713
Microsoft Corp 388,524 131,364
SAP SE ADR 437,801 58,665
$ 232,742
Telecommunications - 2 .38%
BCE Inc
(d)
2,510,308 93,208
T-Mobile US Inc 650,198 93,537
$ 186,745
Transportation - 1 .21%
Expeditors International of Washington Inc 866,861 94,705
TOTAL COMMON STOCKS $ 7,692,020
Total Investments $ 7,838,219
Other Assets and Liabilities -  0.10% 7,735
TOTAL NET ASSETS - 100.00% $ 7,845,954
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $842 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $821 or 0.01% of net assets.

Schedule of Investments
Equity Income Fund
October 31, 2023
See accompanying notes.

Portfolio Summary
Sector Percent
Financial 22 .74%
Consumer, Non-cyclical 22 .67%
Consumer, Cyclical 12 .15%
Industrial 9 .53%
Energy 9 .19%
Technology 8 .41%
Communications 5 .54%
Utilities 5 .26%
Basic Materials 2 .55%
Money Market Funds 1 .86%
Other Assets and Liabilities
0 .10%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales October 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.27% $ — $ 2,807,742 $ 2,662,385 $ 145,357
Principal Government Money Market Fund - Institutional Class 5.22% 169,364 358,619 527,983 —
$ 169,364 $ 3,166,361 $ 3,190,368 $ 145,357
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.27% $ 6,737 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.22% 815 — — —
$ 7,552 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
October 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 12.68% Shares Held Value (000's)
Money Market Funds - 12.68%
Principal Government Money Market Fund - Class
R-6 5.27%
(a),(b)
56,781,709 $ 56,782
TOTAL INVESTMENT COMPANIES $ 56,782
BONDS - 83.56%
Principal
Amount (000's) Value (000's)
Banks - 9.09%
Banca Comerciala Romana SA
7.63%, 05/19/2027
(c)
EUR 2,000 $ 2,177
3 Month Euro Interbank Offered Rate +
4.54%
Banco Mercantil del Norte SA/Grand Cayman
5.88%, 01/24/2027
(c),(d),(e),(f)
$ 4,050 3,437
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.64%
5.88%, 01/24/2027
(c),(d),(e)
400 339
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.64%
Bank Gospodarstwa Krajowego
6.25%, 10/31/2028
(f)
3,900 3,946
Bank Leumi Le-Israel BM
7.13%, 07/18/2033
(c),(e),(f)
2,725 2,425
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.47%
BBVA Bancomer SA/Texas
8.45%, 06/29/2038
(c),(e),(f)
5,100 4,865
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.66%
BOI Finance BV
7.50%, 02/16/2027 EUR 3,080 2,750
Ceska sporitelna AS
5.74%, 03/08/2028
(c)
1,000 1,063
3 Month Euro Interbank Offered Rate +
2.35%
5.94%, 06/29/2027
(c)
900 963
3 Month Euro Interbank Offered Rate +
2.40%
HSBC Holdings PLC
5.21%, 08/11/2028
(c)
$ 1,350 1,288
Secured Overnight Financing Rate + 2.61%
6.25%, 03/09/2034
(c)
4,475 4,248
Secured Overnight Financing Rate + 2.39%
Israel Discount Bank Ltd
5.38%, 01/26/2028
(f)
4,600 4,239
Nova Kreditna Banka Maribor dd
7.38%, 06/29/2026
(c)
EUR 300 323
3 Month Euro Interbank Offered Rate +
3.50%
OTP Bank Nyrt
7.35%, 03/04/2026
(c)
650 699
3 Month Euro Interbank Offered Rate +
4.52%
Raiffeisenbank AS
7.13%, 01/19/2026
(c)
2,300 2,434
3 Month Euro Interbank Offered Rate +
3.93%
Standard Chartered PLC
6.19%, 07/06/2027
(c),(f)
$ 2,750 2,725
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.85%
6.19%, 07/06/2027
(c)
2,800 2,775
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.85%
$ 40,696
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials - 0.93%
Cemex SAB de CV
9.13%, 03/14/2028
(c),(d),(f)
$ 1,075 $ 1,102
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.16%
9.13%, 03/14/2028
(c),(d)
3,000 3,075
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.16%
$ 4,177
Chemicals - 0.92%
MEGlobal BV
4.25%, 11/03/2026 1,100 1,035
Sasol Financing USA LLC
8.75%, 05/03/2029
(f)
3,225 3,064
$ 4,099
Diversified Financial Services - 0.47%
SOCAR Turkey Enerji AS via Steas Funding 1 DAC
7.23%, 03/17/2026 2,200 2,087
Electric - 0.71%
Comision Federal de Electricidad
5.00%, 09/29/2036 3,036 2,535
NPC Ukrenergo
0.00%, 11/09/2028
(f),(g)
2,350 623
$ 3,158
Energy - Alternate Sources - 0.85%
Energo -Pro AS
8.50%, 02/04/2027 1,700 1,609
8.50%, 02/04/2027
(f)
2,325 2,200
$ 3,809
Engineering & Construction - 0.37%
HTA Group Ltd/Mauritius
7.00%, 12/18/2025 1,737 1,678
Food - 0.96%
Minerva Luxembourg SA
8.88%, 09/13/2033
(f)
4,400 4,318
Internet - 0.25%
Prosus NV
4.19%, 01/19/2032 1,475 1,135
Iron & Steel - 0.98%
Samarco Mineracao SA
0.00%, 10/24/2023
(f),(g)
625 484
0.00%, 10/24/2023
(g)
3,575 2,771
Usiminas International Sarl
5.88%, 07/18/2026 1,200 1,129
$ 4,384
Lodging - 1.47%
Melco Resorts Finance Ltd
5.25%, 04/26/2026 500 458
5.63%, 07/17/2027
(f)
300 261
5.63%, 07/17/2027 1,150 1,000
5.75%, 07/21/2028 2,450 2,069
MGM China Holdings Ltd
5.25%, 06/18/2025 1,500 1,427
Studio City Finance Ltd
6.50%, 01/15/2028 900 735
Wynn Macau Ltd
5.50%, 01/15/2026 675 627
$ 6,577
Media - 0.70%
Globo Comunicacao e Participacoes SA
4.88%, 01/22/2030 2,050 1,619
5.50%, 01/14/2032 1,950 1,523
$ 3,142

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas - 7.58%
Energian Israel Finance Ltd
4.88%, 03/30/2026
(f)
$ 1,086 $ 956
5.38%, 03/30/2028
(f)
2,575 2,105
8.50%, 09/30/2033
(f)
4,750 4,138
KazMunayGas National Co JSC
5.38%, 04/24/2030 3,900 3,485
5.75%, 04/19/2047 975 722
6.38%, 10/24/2048 850 665
Kosmos Energy Ltd
7.50%, 03/01/2028
(f)
350 306
7.50%, 03/01/2028 2,500 2,188
7.75%, 05/01/2027 2,725 2,448
Leviathan Bond Ltd
6.50%, 06/30/2027
(f)
4,000 3,509
Petroleos Mexicanos
6.49%, 01/23/2027 2,825 2,502
6.75%, 09/21/2047 1,125 637
7.69%, 01/23/2050 875 540
Saudi Arabian Oil Co
3.50%, 04/16/2029 5,000 4,439
Tengizchevroil Finance Co International Ltd
4.00%, 08/15/2026 5,940 5,294
$ 33,934
Pipelines - 3.69%
Acu Petroleo Luxembourg Sarl
7.50%, 07/13/2035 3,239 2,924
Galaxy Pipeline Assets Bidco Ltd
2.16%, 03/31/2034
(f)
2,548 2,063
2.16%, 03/31/2034 6,413 5,192
Greensaif Pipelines Bidco Sarl
6.13%, 02/23/2038
(f)
3,300 3,065
6.13%, 02/23/2038 1,500 1,396
TMS Issuer Sarl
5.78%, 08/23/2032
(f)
1,950 1,891
$ 16,531
Real Estate - 0.32%
Country Garden Holdings Co Ltd
0.00%, 02/06/2026
(g)
3,200 124
2.70%, 07/12/2026 600 24
5.40%, 05/27/2025 350 14
7.25%, 04/08/2026 2,925 118
MAF Global Securities Ltd
7.88%, 06/30/2027
(c),(d)
1,075 1,058
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
Powerlong Real Estate Holdings Ltd
4.90%, 05/13/2026 400 32
6.25%, 08/10/2024 500 43
$ 1,413
Regional Authority - 0.51%
Provincia de Buenos Aires/Government Bonds
6.37%, 09/01/2037
(h)
7,150 2,270
Sovereign - 51.27%
Argentine Republic Government International Bond
3.62%, 07/09/2035
(h)
10,575 2,595
Bahamas Government International Bond
6.00%, 11/21/2028 4,700 3,854
9.00%, 06/16/2029
(f)
600 534
Brazil Notas do Tesouro Nacional Serie F
9.76%, 01/01/2027 BRL 117,300 22,516
Chile Government International Bond
2.75%, 01/31/2027 $ 9,500 8,681
3.24%, 02/06/2028 5,000 4,550
Colombia Government International Bond
4.50%, 03/15/2029 4,450 3,870
7.50%, 02/02/2034 5,475 5,120
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Colombian TES
6.00%, 04/28/2028 COP 46,300,000 $ 9,313
13.25%, 02/09/2033 8,350,000 2,191
Dominican Republic International Bond
5.95%, 01/25/2027 $ 6,650 6,408
Ecuador Government International Bond
3.50%, 07/31/2035
(h)
10,025 3,795
Egypt Government International Bond
7.30%, 09/30/2033 9,450 5,191
8.50%, 01/31/2047 2,125 1,100
El Salvador Government International Bond
7.63%, 09/21/2034 700 473
7.63%, 02/01/2041 2,250 1,490
7.65%, 06/15/2035 2,775 1,938
8.63%, 02/28/2029 3,100 2,523
Gabon Government International Bond
6.63%, 02/06/2031 3,300 2,329
Ghana Government International Bond
0.00%, 04/07/2029
(g)
2,800 1,184
0.00%, 03/26/2032
(g)
1,800 750
0.00%, 04/07/2034
(g)
8,650 3,645
Guatemala Government Bond
6.60%, 06/13/2036
(f)
1,746 1,613
Indonesia Treasury Bond
6.38%, 08/15/2028 IDR 94,400,000 5,776
6.50%, 02/15/2031 27,800,000 1,681
7.00%, 02/15/2033 24,900,000 1,552
Iraq International Bond
5.80%, 01/15/2028 $ 7,763 6,895
Ivory Coast Government International Bond
4.88%, 01/30/2032 EUR 4,175 3,330
5.88%, 10/17/2031 1,200 1,032
6.63%, 03/22/2048 4,675 3,314
Magyar Export-Import Bank Zrt
6.13%, 12/04/2027
(f)
$ 3,000 2,934
Mexican Bonos
7.50%, 06/03/2027 MXN 233,900 11,872
7.75%, 11/23/2034 251,650 11,738
Mexico Government International Bond
4.88%, 05/19/2033 $ 4,950 4,340
6.35%, 02/09/2035 3,125 2,987
Nigeria Government International Bond
6.50%, 11/28/2027 725 622
7.14%, 02/23/2030 1,450 1,164
7.38%, 09/28/2033 300 225
7.88%, 02/16/2032 4,175 3,341
Peru Government Bond
5.40%, 08/12/2034 PEN 25,750 5,591
6.15%, 08/12/2032 14,650 3,484
Qatar Government International Bond
4.50%, 04/23/2028 $ 1,350 1,308
Republic of Poland Government International Bond
5.50%, 11/16/2027 4,500 4,518
5.75%, 11/16/2032 700 694
Republic of South Africa Government Bond
8.00%, 01/31/2030 ZAR 235,000 11,088
Republic of Uzbekistan International Bond
7.85%, 10/12/2028
(f)
$ 4,500 4,470
Romania Government Bond
4.85%, 07/25/2029 RON 13,300 2,565
5.00%, 02/12/2029 15,825 3,093
Romanian Government International Bond
3.62%, 05/26/2030 EUR 1,500 1,369
6.38%, 09/18/2033
(f)
3,900 4,067
6.63%, 09/27/2029 3,275 3,563
7.13%, 01/17/2033 $ 200 199

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Saudi Government International Bond
4.50%, 10/26/2046 $ 6,800 $ 5,093
5.00%, 01/18/2053
(f)
2,175 1,720
Senegal Government International Bond
4.75%, 03/13/2028 EUR 2,950 2,692
5.38%, 06/08/2037 3,150 2,128
6.75%, 03/13/2048 $ 3,820 2,528
State Agency of Roads of Ukraine
0.00%, 06/24/2030
(f),(g)
2,700 689
0.00%, 06/24/2030
(g)
3,789 966
Tunisian Republic
6.38%, 07/15/2026 EUR 7,125 4,561
Ukraine Government International Bond
0.00%, 09/01/2026
(g)
$ 975 274
0.00%, 09/01/2029
(g)
750 209
0.00%, 05/21/2031
(f),(g)
1,250 310
0.00%, 05/21/2031
(g)
1,525 378
0.00%, 08/01/2041
(g),(h)
8,500 3,523
$ 229,546
Supranational Bank - 1.19%
European Bank for Reconstruction & Development
6.30%, 10/26/2027 INR 226,000 2,619
Inter-American Development Bank
5.00%, 02/12/2024 86,400 1,032
5.70%, 11/12/2024 142,000 1,677
$ 5,328
Transportation - 0.88%
Transnet SOC Ltd
8.25%, 02/06/2028
(f)
$ 3,850 3,639
8.25%, 02/06/2028 300 283
$ 3,922
Water - 0.42%
Aegea Finance Sarl
9.00%, 01/20/2031
(f)
1,900 1,896
TOTAL BONDS $ 374,100
CONVERTIBLE BONDS - 0.22%
Principal
Amount (000's) Value (000's)
Oil & Gas - 0.22%
Abu Dhabi National Oil Co
0.70%, 06/04/2024 $ 1,000 $ 965
TOTAL CONVERTIBLE BONDS $ 965
Total Investments $ 431,847
Other Assets and Liabilities -  3.54% 15,836
TOTAL NET ASSETS - 100.00% $ 447,683
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(d) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(e) Security is a contingent convertible security, (" CoCo "). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $11,066 or 2.47% of net assets.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $73,594 or 16.44% of net assets.
(g) Non-income producing security
(h) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
Portfolio Summary
Location Percent
United States 14.48%
Mexico 11.16%
Brazil 6.46%
Colombia 4.57%
Israel 3.88%
Romania 3.81%
Luxembourg 3.70%
South Africa 3.36%
Chile 2.96%
Saudi Arabia 2.51%
United Kingdom 2.47%
Poland 2.04%
Peru 2.03%
Indonesia 2.02%
Czech Republic 1.84%
Cote d'Ivoire 1.71%
Senegal 1.63%
Cayman Islands 1.62%
Jersey, Channel Islands 1.62%
Ukraine 1.56%
Iraq 1.54%
Dominican Republic 1.43%
El Salvador 1.43%
Egypt 1.41%
Ghana 1.24%
Nigeria 1.20%
Supranational 1.19%
Bermuda 1.18%
Kazakhstan 1.09%
Argentina 1.09%
Netherlands 1.09%
Tunisia 1.02%
Uzbekistan 1.00%
Bahamas 0.98%
Ecuador 0.85%
Hungary 0.82%
Gabon 0.52%
Ireland 0.47%
Mauritius 0.37%
Guatemala 0.36%
Qatar 0.29%
United Arab Emirates 0.22%
Virgin Islands, British 0.17%
Slovenia 0.07%
Other Assets and Liabilities
3.54%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
October 31, 2023
See accompanying notes.

Affiliated Securities October 31, 2022 Purchases Sales October 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.27% $ — $ 412,050 $ 355,268 $ 56,782
Principal Government Money Market Fund - Institutional Class 5.22% 32,519 92,371 124,890 —
$ 32,519 $ 504,421 $ 480,158 $ 56,782
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.27% $ 1,964 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.22% 97 — — —
$ 2,061 $ — $ — $ —
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 5 Year Note; December 2023 Long 352 $ 36,776 $ (298)
Total $ (298)
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Citigroup Inc 11/16/2023 EUR 25 $ 27 $ — $ —
Citigroup Inc 11/16/2023 $ 560 EUR 525 4 —
Citigroup Inc 11/29/2023 BRL 24,000 $ 4,753 — (7)
Citigroup Inc 11/29/2023 $ 13,821 BRL 69,825 13 —
Citigroup Inc 11/29/2023 $ 4,403 PEN 17,100 — (62)
Citigroup Inc 11/29/2023 $ 2,054 ZAR 39,350 — (53)
HSBC Securities Inc 11/16/2023 EUR 525 $ 557 — —
HSBC Securities Inc 11/16/2023 $ 1,773 EUR 1,675 2 (3)
HSBC Securities Inc 11/29/2023 $ 20,366 CNH 148,800 55 —
HSBC Securities Inc 11/29/2023 $ 5,717 EUR 5,375 24 —
JPMorgan Chase 11/16/2023 EUR 200 $ 211 1 —
JPMorgan Chase 11/16/2023 $ 36,137 EUR 33,976 173 (6)
JPMorgan Chase 11/29/2023 PEN 17,100 $ 4,427 38 —
JPMorgan Chase 11/29/2023 $ 3,592 MXN 65,600 — (31)
JPMorgan Chase 11/29/2023 $ 4,421 ZAR 83,500 — (49)
Total $ 310 $ (211)
Amounts in thousands.
Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied Credit
Spread as of
October 31,
2023
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.51% (1.00)% Quarterly 12/20/2025 $ 3,350 $ (31) $ (3) $ — $ (34)
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.51% (1.00)% Quarterly 12/20/2025 500 (6) 1 — (5)
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.51% (1.00)% Quarterly 12/20/2025 500 (5) — — (5)
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.51% (1.00)% Quarterly 12/20/2025 3,300 (29) (4) — (33)
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.51% (1.00)% Quarterly 12/20/2025 4,700 (33) (14) — (47)
Goldman Sachs & Co China Construction
Bank Corp/Luxembourg,
0.00%, 04/22/2024
0.48% (1.00)% Quarterly 12/20/2025 500 (5) — — (5)
Goldman Sachs & Co China Construction
Bank Corp/Luxembourg,
0.00%, 04/22/2024
0.48% (1.00)% Quarterly 12/20/2025 3,350 (30) (6) — (36)
Goldman Sachs & Co China Construction
Bank Corp/Luxembourg,
0.00%, 04/22/2024
0.48% (1.00)% Quarterly 12/20/2025 500 (4) (1) — (5)

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
October 31, 2023
See accompanying notes.

Credit Default Swaps (continued)
Buy Protection (continued)
Counterparty Reference Entity
Implied Credit
Spread as of
October 31,
2023
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Goldman Sachs & Co China Construction
Bank Corp/Luxembourg,
0.00%, 04/22/2024
0.48% (1.00)% Quarterly 12/20/2025 $ 3,300 $ (29) $ (6) $ — $ (35)
Goldman Sachs & Co China Construction
Bank Corp/Luxembourg,
0.00%, 04/22/2024
0.48% (1.00)% Quarterly 12/20/2025 3,350 (24) (12) — (36)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.49% (1.00)% Quarterly 12/20/2025 3,350 (30) (4) — (34)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.49% (1.00)% Quarterly 12/20/2025 3,300 (29) (5) — (34)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.49% (1.00)% Quarterly 12/20/2025 500 (5) — — (5)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.49% (1.00)% Quarterly 12/20/2025 2,000 (14) (6) — (20)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.49% (1.00)% Quarterly 12/20/2025 500 (5) — — (5)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/Hong
Kong, 1.63%, 10/28/2026
0.49% (1.00)% Quarterly 12/20/2025 3,350 (30) (5) — (35)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/Hong
Kong, 1.63%, 10/28/2026
0.49% (1.00)% Quarterly 12/20/2025 500 (5) — — (5)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/Hong
Kong, 1.63%, 10/28/2026
0.49% (1.00)% Quarterly 12/20/2025 500 (5) — — (5)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/Hong
Kong, 1.63%, 10/28/2026
0.49% (1.00)% Quarterly 12/20/2025 3,300 (29) (5) — (34)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/Hong
Kong, 1.63%, 10/28/2026
0.49% (1.00)% Quarterly 12/20/2025 3,350 (24) (11) — (35)
Total $ (372) $ (81) $ — $ (453)
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized Appreciation/
(Depreciation)
Upfront
Payments/(Receipts)
Fair
Value
3 Month KRW Certificate of
Deposit
Pay 3.72% Annual Annual N/A 12/20/2028 KRW 30,400,000 $ (373) $ — $ (373)
Brazil Cetip DI Interbank
Deposit Rate
Pay 10.17% Annual Annual N/A 01/04/2027 BRL 134,800 (618) — (618)
MXN TIIE Banxico Pay 9.84% Monthly Monthly N/A 12/17/2025 MXN 1,151,000 (785) 23 (762)
MXN TIIE Banxico Pay 9.84% Monthly Monthly N/A 12/17/2025 209,000 (146) 8 (138)
Sinacofi Chile Interbank Rate
Avg
Receive 5.63% Annual Annual N/A 12/20/2025 CLP 38,700,000 754 — 754
Sinacofi Chile Interbank Rate
Avg
Receive 5.63% Annual Annual N/A 12/20/2025 12,900,000 257 (6) 251
Sinacofi Chile Interbank Rate
Avg
Receive 5.63% Annual Annual N/A 12/20/2025 14,800,000 283 5 288
Sinacofi Chile Interbank Rate
Avg
Pay 5.63% Annual Annual N/A 12/20/2025 39,700,000 (9) (765) (774)
Sinacofi Chile Interbank Rate
Avg
Pay 5.63% Annual Annual N/A 12/20/2025 13,700,000 (38) (229) (267)

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
October 31, 2023
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized Appreciation/
(Depreciation)
Upfront
Payments/(Receipts)
Fair
Value
Sinacofi Chile Interbank Rate
Avg
Pay 5.63% Annual Annual N/A 12/20/2025 CLP 13,000,000 $ 30 $ (283) $ (253)
Total $ (645) $ (1,247) $ (1,892)
Amounts in thousands.
(a)     Forward swap.

Schedule of Investments
Global Emerging Markets Fund
October 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 4 .23 % Shares Held Value (000's)
Money Market Funds - 4 .23%
BlackRock Liquidity FedFund - Institutional Class
5.24%
(a),(b)
207,590 $ 208
Principal Government Money Market Fund - Class
R-6 5.27%
(a),(c)
8,768,300 8,768
$ 8,976
TOTAL INVESTMENT COMPANIES $ 8,976
COMMON STOCKS - 95 .27 % Shares Held Value (000's)
Aerospace & Defense - 0 .62%
LIG Nex1 Co Ltd 20,509 $ 1,327
Agriculture - 0 .28%
Muyuan Foods Co Ltd 113,900 585
Apparel - 1 .18%
Fila Holdings Corp 29,789 789
Youngone Corp 42,488 1,708
$ 2,497
Automobile Manufacturers - 2 .88%
BYD Co Ltd 88,000 2,676
Kia Corp 29,418 1,681
Maruti Suzuki India Ltd 14,159 1,768
$ 6,125
Automobile Parts & Equipment - 0 .77%
Fuyao Glass Industry Group Co Ltd
(d)
171,600 782
Weichai Power Co Ltd 563,000 843
$ 1,625
Banks - 9 .04%
Bank of Jiangsu Co Ltd 694,170 653
Bank Rakyat Indonesia Persero Tbk PT 6,426,982 2,010
Grupo Financiero Banorte SAB de CV 250,300 2,028
HDFC Bank Ltd 122,837 2,180
ICICI Bank Ltd 337,974 3,718
Kasikornbank PCL 229,800 841
Kotak Mahindra Bank Ltd 58,132 1,215
National Bank of Greece SA
(e)
143,779 823
PT Bank Central Asia Tbk 3,339,400 1,840
Saudi National Bank/The 375,564 3,360
Vietnam Technological & Commercial Joint Stock
Bank
(e)
453,900 538
$ 19,206
Beverages - 2 .40%
Arca Continental SAB de CV 179,600 1,612
China Resources Beer Holdings Co Ltd 188,000 995
Kweichow Moutai Co Ltd 5,600 1,285
Varun Beverages Ltd 111,280 1,214
$ 5,106
Building Materials - 2 .00%
Beijing Oriental Yuhong Waterproof Technology
Co Ltd
219,321 744
Cemex SAB de CV
(e)
3,367,014 2,015
China National Building Material Co Ltd 760,000 362
Voltas Ltd 112,181 1,129
$ 4,250
Chemicals - 0 .23%
Orbia Advance Corp SAB de CV 304,200 494
Coal - 0 .44%
Exxaro Resources Ltd 92,038 924
Commercial Services - 2 .76%
Bidvest Group Ltd/The 52,934 749
Humansoft Holding Co KSC 79,772 784
JSW Infrastructure Ltd
(e)
426,866 869
Localiza Rent a Car SA 118,091 1,194
Localiza Rent a Car SA - Rights
(e)
942 1
MegaStudyEdu Co Ltd 17,572 808
Network International Holdings PLC
(d),(e)
184,553 873
Santos Brasil Participacoes SA 407,389 594
$ 5,872
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 1 .28%
CI&T Inc
(e)
35,930 $ 165
Elm Co 4,506 842
Globant SA
(e)
4,690 799
Quanta Computer Inc 156,000 921
$ 2,727
Distribution & Wholesale - 0 .80%
AKR Corporindo Tbk PT 12,591,400 1,182
Vamos Locacao de Caminhoes Maquinas e
Equipamentos SA
331,929 517
$ 1,699
Diversified Financial Services - 4 .97%
Bajaj Finance Ltd 17,286 1,556
Banco BTG Pactual SA 256,850 1,514
CreditAccess Grameen Ltd
(e)
83,025 1,592
Fubon Financial Holding Co Ltd 1,143,139 2,126
Hong Kong Exchanges & Clearing Ltd 19,300 675
Intercorp Financial Services Inc 23,443 440
Jio Financial Services Ltd
(e)
113,477 298
KB Financial Group Inc 61,641 2,350
$ 10,551
Electric - 0 .86%
China Longyuan Power Group Corp Ltd 740,000 627
Emirates Central Cooling Systems Corp 2,441,294 1,189
$ 1,816
Electrical Components & Equipment - 1 .10%
Delta Electronics Inc 150,000 1,352
Riyadh Cables Group Co 50,688 990
$ 2,342
Electronics - 1 .39%
Avalon Technologies Ltd
(d),(e)
114,682 683
Gold Circuit Electronics Ltd 103,000 563
Lotes Co Ltd 24,830 634
Voltronic Power Technology Corp 27,000 1,083
$ 2,963
Energy - Alternate Sources - 0 .58%
Sao Martinho S/A 175,729 1,235
Engineering & Construction - 0 .61%
L&T Technology Services Ltd
(d)
15,880 800
Samsung Engineering Co Ltd
(e)
27,696 488
$ 1,288
Food - 2 .94%
Bid Corp Ltd 64,420 1,368
Dino Polska SA
(d),(e)
5,155 489
Indofood Sukses Makmur Tbk PT 1,636,200 685
LT Foods Ltd 508,950 1,009
Nestle India Ltd 3,535 1,029
SM Investments Corp 60,105 850
Want Want China Holdings Ltd 1,296,000 805
$ 6,235
Gas - 0 .37%
ENN Natural Gas Co Ltd 332,079 781
Healthcare - Products - 0 .83%
Shenzhen Mindray Bio-Medical Electronics Co Ltd 25,600 997
Universal Vision Biotechnology Co Ltd 84,000 772
$ 1,769
Healthcare - Services - 0 .92%
Bangkok Dusit Medical Services PCL 1,463,900 1,078
WuXi AppTec Co Ltd
(d)
73,700 886
$ 1,964
Home Furnishings - 0 .46%
Gree Electric Appliances Inc of Zhuhai 212,300 981
Vestel Beyaz Esya Sanayi ve Ticaret AS 1 —
$ 981
Insurance - 4 .18%
AIA Group Ltd 205,200 1,782
China Pacific Insurance Group Co Ltd 513,600 1,265
ICICI Lombard General Insurance Co Ltd
(d)
58,519 966

Schedule of Investments
Global Emerging Markets Fund
October 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
ICICI Prudential Life Insurance Co Ltd
(d)
110,366 $ 697
PICC Property & Casualty Co Ltd 1,868,000 2,133
Qualitas Controladora SAB de CV
(f)
245,100 2,026
$ 8,869
Internet - 13 .65%
Alibaba Group Holding Ltd
(e)
647,124 6,662
Baidu Inc
(e)
147,000 1,930
IndiaMart InterMesh Ltd
(d)
29,513 940
Meituan
(d),(e)
96,100 1,362
MercadoLibre Inc
(e)
399 495
Naspers Ltd
(e)
13,392 2,094
PDD Holdings Inc ADR
(e)
39,312 3,987
Tencent Holdings Ltd 255,000 9,437
Tongcheng Travel Holdings Ltd
(e)
426,800 815
Trip.com Group Ltd ADR
(e)
37,178 1,264
$ 28,986
Investment Companies - 0 .17%
VEF AB
(e),(f)
2,206,097 353
Iron & Steel - 0 .68%
Gerdau SA ADR 173,638 753
Hunan Valin Steel Co Ltd 859,889 683
Severstal PAO
(e)
31,471 —
$ 1,436
Leisure Products & Services - 1 .09%
Bajaj Auto Ltd 19,342 1,234
Yadea Group Holdings Ltd
(d)
592,000 1,080
$ 2,314
Lodging - 0 .38%
Galaxy Entertainment Group Ltd 142,000 798
Machinery - Diversified - 1 .22%
Cummins India Ltd 31,506 635
NARI Technology Co Ltd 309,329 952
WEG SA 154,800 1,011
$ 2,598
Metal Fabrication & Hardware - 0 .59%
APL Apollo Tubes Ltd 66,315 1,247
Mining - 1 .44%
Anglo American PLC 32,327 824
Gold Fields Ltd 88,802 1,171
Polyus PJSC 343 —
Shandong Gold Mining Co Ltd
(d)
570,750 1,069
$ 3,064
Miscellaneous Manufacturers - 1 .00%
Airtac International Group 27,000 888
Elite Material Co Ltd 53,000 591
Zhuzhou CRRC Times Electric Co Ltd 199,700 645
$ 2,124
Oil & Gas - 4 .61%
PRIO SA/Brazil
(e)
133,600 1,260
Reliance Industries Ltd 113,477 3,121
Saudi Arabian Oil Co
(d)
448,016 3,980
S-Oil Corp 16,398 809
Thai Oil PCL 479,300 628
$ 9,798
Pharmaceuticals - 1 .80%
Caplin Point Laboratories Ltd 72,949 898
Grand Pharmaceutical Group Ltd 1,050,000 564
Hansoh Pharmaceutical Group Co Ltd
(d)
448,000 843
Richter Gedeon Nyrt 30,403 713
Simcere Pharmaceutical Group Ltd
(d)
926,000 808
$ 3,826
Real Estate - 1 .15%
China Overseas Land & Investment Ltd 390,500 737
China Resources Land Ltd 260,000 973
Multiplan Empreendimentos Imobiliarios SA 150,100 739
$ 2,449
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail - 3 .17%
El Puerto de Liverpool SAB de CV 119,358 $ 608
Jumbo SA 55,366 1,457
Mitra Adiperkasa Tbk PT 8,156,400 891
Wal-Mart de Mexico SAB de CV 597,800 2,142
Yum China Holdings Inc 31,400 1,645
$ 6,743
Semiconductors - 17 .34%
Alchip Technologies Ltd 10,000 820
ASML Holding NV - NY Reg Shares 2,091 1,252
ASPEED Technology Inc 8,000 640
Hana Materials Inc 15,436 545
MediaTek Inc 71,000 1,853
Novatek Microelectronics Corp 61,300 863
Parade Technologies Ltd 23,000 754
Samsung Electronics Co Ltd 236,808 11,787
SK Hynix Inc 27,959 2,428
Taiwan Semiconductor Manufacturing Co Ltd 972,685 15,887
$ 36,829
Shipbuilding - 0 .46%
Yangzijiang Shipbuilding Holdings Ltd 927,700 983
Software - 1 .32%
NetEase Inc 131,325 2,811
Telecommunications - 0 .77%
Accton Technology Corp 64,000 992
ZTE Corp 293,400 652
$ 1,644
Textiles - 0 .29%
SLC Agricola SA 85,503 622
Transportation - 0 .25%
Container Corp Of India Ltd 63,247 523
TOTAL COMMON STOCKS $ 202,379
PREFERRED STOCKS - 1 .51 % Shares Held Value (000's)
Automobile Manufacturers - 0 .40%
Hyundai Motor Co 1,500.00% 11,539 $ 857
Diversified Financial Services - 0 .02%
Fubon Financial Holding Co Ltd 1.80% 20,961 36
Oil & Gas - 1 .09%
Petroleo Brasileiro SA 2.30% 334,600 2,305
TOTAL PREFERRED STOCKS $ 3,198
Total Investments $ 214,553
Other Assets and Liabilities -  (1.01)% (2,136)
TOTAL NET ASSETS - 100.00% $ 212,417
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $208 or
0.10% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $16,258 or 7.65% of net assets.
(e) Non-income producing security
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $188 or 0.09% of net assets.

Schedule of Investments
Global Emerging Markets Fund
October 31, 2023
See accompanying notes.

Portfolio Summary
Location Percent
China 23 .17%
Taiwan 14 .14%
India 13 .82%
Korea, Republic Of 12 .04%
Brazil 5 .60%
Mexico 5 .14%
United States 4 .58%
Saudi Arabia 4 .31%
Hong Kong 3 .45%
Indonesia 3 .12%
South Africa 2 .97%
Ireland 1 .88%
Thailand 1 .20%
Greece 1 .07%
United Arab Emirates 0 .97%
Uruguay 0 .60%
Netherlands 0 .59%
Philippines 0 .40%
United Kingdom 0 .39%
Kuwait 0 .37%
Hungary 0 .34%
Vietnam 0 .25%
Poland 0 .23%
Peru 0 .21%
Sweden 0 .17%
Russian Federation 0 .00%
Turkey 0 .00%
Other Assets and Liabilities
( 1 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales October 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.27% $ — $ 64,905 $ 56,137 $ 8,768
Principal Government Money Market Fund - Institutional Class 5.22% 523 20,215 20,738 —
$ 523 $ 85,120 $ 76,875 $ 8,768
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.27% $ 233 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.22% 39 — — —
$ 272 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Global Real Estate Securities Fund
October 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 0 .00 % Shares Held Value (000's)
Money Market Funds - 0 .00%
Principal Government Money Market Fund - Class
R-6 5.27%
(a),(b)
2,139 $ 2
TOTAL INVESTMENT COMPANIES $ 2
COMMON STOCKS - 99 .24 % Shares Held Value (000's)
Engineering & Construction - 0 .42%
Cellnex Telecom SA - Rights
(c)
257,722 $ 7,576
Entertainment - 0 .45%
Marriott Vacations Worldwide Corp 91,133 8,189
Private Equity - 1 .23%
CapitaLand Investment Ltd/Singapore 10,314,600 22,147
Real Estate - 9 .62%
Castellum AB 864,517 8,285
CK Asset Holdings Ltd 3,812,000 19,054
Mitsui Fudosan Co Ltd 2,049,993 44,433
Sumitomo Realty & Development Co Ltd 1,545,400 38,780
Sun Hung Kai Properties Ltd 2,262,500 23,233
Vonovia SE 955,707 22,003
Wharf Real Estate Investment Co Ltd 1,096,000 3,834
Wihlborgs Fastigheter AB 2,142,885 13,890
$ 173,512
REITs - 86 .83%
Aedifica SA 135,928 7,416
Agree Realty Corp 340,132 19,027
Alexandria Real Estate Equities Inc 404,144 37,638
Allied Properties Real Estate Investment Trust 1,125,104 12,859
American Homes 4 Rent 1,388,463 45,458
American Tower Corp 268,331 47,814
Apartment Income REIT Corp 735,184 21,475
AvalonBay Communities Inc 370,457 61,400
Big Yellow Group PLC 674,263 7,842
Boston Properties Inc 152,814 8,186
Broadstone Net Lease Inc 1,259,663 17,824
Canadian Apartment Properties REIT 576,076 16,957
CapitaLand Integrated Commercial Trust 11,947,718 15,355
Cousins Properties Inc 640,294 11,442
CubeSmart 341,916 11,656
Daiwa House REIT Investment Corp 8,326 14,735
Digital Realty Trust Inc 428,504 53,289
Equinix Inc 102,425 74,733
Equity LifeStyle Properties Inc 61,017 4,015
Equity Residential 188,195 10,413
Essex Property Trust Inc 225,440 48,226
Extra Space Storage Inc 544,866 56,443
First Industrial Realty Trust Inc 507,142 21,452
Gaming and Leisure Properties Inc 585,025 26,554
Gecina SA 151,442 14,870
GLP J-Reit 15,229 13,640
Goodman Group 2,068,875 27,375
Great Portland Estates PLC 20,517 97
Healthcare Realty Trust Inc 1,024,576 14,703
Industrial & Infrastructure Fund Investment Corp 14,224 12,785
Inmobiliaria Colonial Socimi SA 2,213,563 12,419
InterRent Real Estate Investment Trust 932,620 7,909
Invincible Investment Corp 29,532 11,358
Invitation Homes Inc 1,763,534 52,359
Japan Hotel REIT Investment Corp 26,303 11,958
Kilroy Realty Corp 403,947 11,545
Klepierre SA 1,164,296 28,273
Link REIT 6,498,660 29,823
Mapletree Industrial Trust 12,213,400 19,198
Mapletree Logistics Trust 10,469,011 11,242
Merlin Properties Socimi SA 1,927,522 16,071
National Storage REIT 6,316,815 8,054
Nippon Accommodations Fund Inc 1,487 5,991
Nippon Building Fund Inc 5,227 21,002
Prologis Inc 787,976 79,389
Prologis Property Mexico SA de CV 1,507,302 5,412
Realty Income Corp 231,172 10,953
Regency Centers Corp 490,875 29,580
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Rexford Industrial Realty Inc 1,034,277 $ 44,722
Ryman Hospitality Properties Inc 5,647 483
Sabra Health Care REIT Inc 1,581,644 21,574
Safestore Holdings PLC 1,603,065 13,340
Saul Centers Inc 181,005 6,294
Scentre Group 4,177,606 6,472
Segro PLC 4,041,848 35,132
Sekisui House Reit Inc 26,394 13,901
Simon Property Group Inc 99,826 10,970
Stockland 11,590,306 26,159
Sun Communities Inc 355,230 39,516
Sunstone Hotel Investors Inc 1,570,338 14,604
Terreno Realty Corp 179,189 9,547
UNITE Group PLC/The 1,118,553 11,837
Ventas Inc 1,531,650 65,034
VICI Properties Inc 1,970,275 54,971
Welltower Inc 999,691 83,584
$ 1,566,355
Telecommunications - 0 .69%
NEXTDC Ltd
(d)
1,667,100 12,518
TOTAL COMMON STOCKS $ 1,790,297
Total Investments $ 1,790,299
Other Assets and Liabilities -  0.76% 13,627
TOTAL NET ASSETS - 100.00% $ 1,803,926
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $7,576 or 0.42% of net assets.
(d) Non-income producing security
Portfolio Summary
Location Percent
United States 62 .92%
Japan 10 .45%
Australia 4 .47%
Hong Kong 4 .21%
United Kingdom 3 .79%
Singapore 3 .76%
France 2 .39%
Canada 2 .09%
Spain 2 .00%
Sweden 1 .23%
Germany 1 .22%
Belgium 0 .41%
Mexico 0 .30%
Other Assets and Liabilities
0 .76%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Global Real Estate Securities Fund
October 31, 2023
See accompanying notes.

Affiliated Securities October 31, 2022 Purchases Sales October 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.27% $ — $ 433,222 $ 433,220 $ 2
Principal Government Money Market Fund - Institutional Class 5.22% 24,613 48,967 73,580 —
$ 24,613 $ 482,189 $ 506,800 $ 2
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.27% $ 1,241 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.22% 16 — — —
$ 1,257 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 0 .60 % Shares Held Value (000's)
Money Market Funds - 0 .60%
BlackRock Liquidity FedFund - Institutional Class
5.24%
(a),(b)
79 $ —
Principal Government Money Market Fund - Class
R-6 5.27%
(a),(c)
3,773,561 3,773
$ 3,773
TOTAL INVESTMENT COMPANIES $ 3,773
BONDS - 16 .17%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 3 .95%
Americredit Automobile Receivables Trust 2023-1
5.84%, 10/19/2026 $ 996 $ 994
AmeriCredit Automobile Receivables Trust 2023-2
6.19%, 04/19/2027 5,135 5,130
GM Financial Automobile Leasing Trust 2023-3
5.77%, 01/20/2026 5,235 5,231
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.45%
Santander Drive Auto Receivables Trust 2022-7
5.81%, 01/15/2026 1,948 1,948
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031
(d)
6,195 6,072
Toyota Auto Receivables 2023-C Owner Trust
5.60%, 08/17/2026 5,235 5,217
$ 24,592
Commercial Mortgage Backed Securities - 0 .11%
Ginnie Mae
0.44%, 06/16/2057
(e),(f)
3,656 72
0.58%, 03/16/2060
(e),(f)
8,948 334
0.62%, 07/16/2060
(e),(f)
6,672 270
$ 676
Credit Card Asset Backed Securities - 4 .61%
American Express Credit Account Master Trust
0.90%, 11/15/2026 6,144 5,837
BA Credit Card Trust
0.34%, 05/15/2026 9,000 8,944
Barclays Dryrock Issuance Trust
0.63%, 07/15/2027 2,935 2,801
Capital One Multi-Asset Execution Trust
1.04%, 11/15/2026 7,500 7,138
Citibank Credit Card Issuance Trust
6.07%, 04/22/2026 3,925 3,927
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.73%
$ 28,647
Mortgage Backed Securities - 7 .11%
Citigroup Mortgage Loan Trust 2015-PS1
5.25%, 09/25/2042
(d),(f)
3,755 3,600
CSMC Trust 2015-1
3.90%, 01/25/2045
(d),(f)
2,765 2,527
Fannie Mae Interest Strip
3.50%, 12/25/2043
(e),(f)
1,534 213
7.00%, 04/25/2024
(e)
1 —
Fannie Mae REMICS
0.00%, 06/25/2045
(e),(g)
4,632 187
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.00%
0.56%, 09/25/2046
(e)
12,128 909
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
0.61%, 09/25/2049
(e)
5,335 457
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
2.50%, 02/25/2028
(e)
2,740 98
3.00%, 07/25/2032
(e)
3,738 282
3.00%, 10/25/2040
(e)
1,365 44
3.00%, 04/25/2042 749 714
3.00%, 05/25/2048 815 669
3.00%, 01/25/2051
(e)
12,301 2,028
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Fannie Mae REMICS   (continued)
3.50%, 02/25/2036
(e)
$ 2,537 $ 237
3.50%, 02/25/2043 174 166
3.50%, 02/25/2043
(e)
1,450 41
3.50%, 07/25/2043
(e)
4,009 311
3.50%, 08/25/2045 1,141 1,106
4.50%, 04/25/2045
(e)
7,262 1,558
6.04%, 04/25/2027 2 2
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.71%
7.00%, 04/25/2032 324 330
Freddie Mac REMICS
0.61%, 11/25/2049
(e)
6,253 545
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
0.66%, 08/25/2050
(e)
8,549 754
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.99%
3.00%, 04/15/2046 876 756
4.00%, 11/15/2042
(e)
1,551 230
4.00%, 11/15/2045 553 520
6.50%, 08/15/2027 13 13
Ginnie Mae
0.65%, 06/20/2046
(e)
2,109 176
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
0.75%, 10/20/2045
(e)
4,786 432
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
0.75%, 11/20/2047
(e)
3,393 304
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
0.85%, 08/20/2050
(e)
12,150 1,205
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
0.85%, 07/20/2051
(e)
8,835 866
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
0.85%, 08/20/2051
(e)
9,941 960
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
3.00%, 07/20/2050
(e)
7,352 1,067
3.00%, 09/20/2050
(e)
13,801 2,045
3.00%, 10/20/2050
(e)
10,195 1,557
3.00%, 11/20/2050
(e)
12,252 1,838
3.00%, 11/20/2050
(e)
19,785 2,962
3.00%, 12/20/2050
(e)
7,840 1,209
3.50%, 01/20/2043
(e)
6,866 1,071
3.50%, 10/20/2049
(e)
11,771 1,900
4.00%, 04/20/2044
(e)
1,543 119
4.00%, 01/20/2046
(e)
1,559 95
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(d),(f)
674 572
New Residential Mortgage Loan Trust 2015-2
5.37%, 08/25/2055
(d),(f)
3,527 3,291
NRP Mortgage Trust 2013-1
3.28%, 07/25/2043
(d),(f)
2,027 1,397
Sequoia Mortgage Trust 2013-2
3.63%, 02/25/2043
(f)
1,144 1,065
Sequoia Mortgage Trust 2017-3
3.75%, 04/25/2047
(d),(f)
1,927 1,662
Sequoia Mortgage Trust 2017-5
3.50%, 08/25/2047
(d),(f)
201 165
$ 44,255

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities - 0 .39%
HPEFS Equipment Trust 2022-2
3.15%, 09/20/2029
(d)
$ 2,436 $ 2,422
TOTAL BONDS $ 100,592
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 94 .64%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 6 .53%
2.50%, 08/01/2027 $ 272 $ 260
3.00%, 02/01/2027 634 612
3.00%, 01/01/2033 1,746 1,631
3.00%, 04/01/2035 806 722
3.00%, 03/01/2037 1,696 1,470
3.00%, 10/01/2042 3,040 2,569
3.00%, 05/01/2043 1,131 953
3.00%, 07/01/2045 2,818 2,348
3.00%, 10/01/2046 3,975 3,313
3.50%, 11/01/2026 375 365
3.50%, 02/01/2032 1,196 1,122
3.50%, 04/01/2032 1,135 1,058
3.50%, 04/01/2042 2,527 2,223
3.50%, 07/01/2042 3,283 2,887
3.50%, 08/01/2043 2,173 1,886
3.50%, 02/01/2044 2,213 1,924
3.50%, 11/01/2046 1,908 1,640
4.00%, 12/01/2041 1,882 1,685
4.00%, 07/01/2042 1,533 1,366
4.00%, 09/15/2042 550 509
4.00%, 10/01/2045 3,329 2,956
4.22%, 10/01/2032 1 1
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.98%
4.50%, 04/01/2041 2,010 1,856
5.00%, 10/01/2025 6 6
5.00%, 12/01/2032 9 9
5.00%, 02/01/2033 125 121
5.00%, 01/01/2034 1,319 1,285
5.00%, 05/01/2034 22 21
5.00%, 07/01/2035 1 1
5.00%, 07/01/2035 13 13
5.00%, 10/01/2035 2 2
5.00%, 11/01/2035 123 119
5.00%, 07/01/2044 1,014 974
5.00%, 03/01/2048 1,936 1,823
5.50%, 05/01/2033 2 2
5.50%, 10/01/2033 5 5
5.50%, 12/01/2033 108 107
5.50%, 07/01/2037 6 6
5.50%, 04/01/2038 2 2
5.50%, 05/01/2038 10 10
6.00%, 06/01/2028 2 2
6.00%, 05/01/2031 29 28
6.00%, 10/01/2031 1 1
6.00%, 02/01/2032 8 8
6.00%, 11/01/2033 128 127
6.00%, 09/01/2034 22 22
6.00%, 02/01/2035 11 11
6.00%, 10/01/2036 15 15
6.00%, 03/01/2037 37 37
6.00%, 05/01/2037 58 58
6.00%, 03/01/2038 20 19
6.00%, 04/01/2038 30 30
6.00%, 07/01/2038 54 53
6.00%, 10/01/2038 31 31
6.50%, 03/01/2029 10 10
6.50%, 04/01/2031 25 25
6.50%, 10/01/2031 18 18
6.50%, 02/01/2032 3 3
6.50%, 04/01/2032 2 2
6.50%, 04/01/2035 2 2
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
7.00%, 01/01/2028 $ 60 $ 61
7.00%, 06/01/2029 23 24
7.00%, 04/01/2031 15 15
7.00%, 10/01/2031 34 35
7.00%, 04/01/2032 51 52
7.50%, 12/01/2030 2 2
7.50%, 02/01/2031 1 1
7.50%, 02/01/2031 4 4
8.50%, 07/01/2029 47 47
$ 40,605
Federal National Mortgage Association (FNMA) - 0 .49%
3.00%, 04/01/2043 2,869 2,355
3.93%, 12/01/2033 15 14
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.69%
5.50%, 05/01/2033 48 47
6.00%, 01/01/2032 57 56
6.00%, 04/01/2033 83 82
6.00%, 09/01/2034 145 143
6.50%, 06/01/2031 25 26
6.50%, 11/01/2032 159 157
6.50%, 11/01/2032 61 61
7.00%, 08/01/2028 15 15
7.00%, 12/01/2028 21 21
7.00%, 07/01/2029 14 14
7.00%, 07/01/2032 15 15
7.50%, 12/01/2024 8 8
7.50%, 02/01/2030 17 17
$ 3,031
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 55 .04%
2.00%, 08/01/2028 619 578
2.00%, 11/01/2035 7,645 6,554
2.00%, 03/01/2051 12,691 9,529
2.00%, 05/01/2051 16,204 12,113
2.00%, 11/01/2051 9,720 7,210
2.00%, 11/01/2051 10,512 7,847
2.00%, 12/01/2051 17,900 13,350
2.00%, 12/01/2051 17,508 13,069
2.00%, 01/01/2052 14,971 11,096
2.00%, 02/01/2052 11,661 8,805
2.00%, 02/01/2052 14,253 10,601
2.50%, 06/01/2027 928 887
2.50%, 05/01/2028 503 476
2.50%, 08/01/2028 655 620
2.50%, 03/01/2030 1,992 1,854
2.50%, 12/01/2031 2,905 2,670
2.50%, 08/01/2035 6,545 5,835
2.50%, 02/01/2051 8,327 6,548
2.50%, 07/01/2051 12,112 9,386
2.50%, 11/01/2051 5,997 4,670
2.50%, 12/01/2051 6,370 4,948
2.50%, 12/01/2051 13,338 10,473
2.50%, 12/01/2051 14,843 11,622
2.50%, 01/01/2052 12,838 10,052
2.50%, 02/01/2052 12,451 9,649
2.50%, 04/01/2052 7,939 6,181
3.00%, 05/01/2029 1,403 1,320
3.00%, 01/01/2030 130 122
3.00%, 08/01/2031 2,740 2,556
3.00%, 10/01/2036 2,726 2,382
3.00%, 12/01/2042 2,882 2,430
3.00%, 01/01/2043 2,494 2,099
3.00%, 07/01/2045 1,164 969
3.00%, 01/01/2046 2,584 2,150
3.00%, 07/01/2046 2,887 2,389
3.00%, 10/01/2046 3,339 2,767
3.00%, 12/01/2046 3,521 2,910

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2023
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 08/01/2049 $ 1,539 $ 1,244
3.00%, 10/01/2049 3,821 3,092
3.00%, 07/01/2050 5,733 4,619
3.00%, 08/01/2050 4,451 3,586
3.00%, 09/01/2050 7,356 5,938
3.50%, 08/01/2031 1,522 1,434
3.50%, 06/01/2039 1,342 1,194
3.50%, 06/01/2042 1,065 936
3.50%, 11/01/2042 2,052 1,802
3.50%, 02/01/2043 976 857
3.50%, 05/01/2043 1,383 1,197
3.50%, 03/01/2045 1,067 921
3.50%, 03/01/2045 2,124 1,834
3.50%, 09/01/2045 2,043 1,764
3.50%, 11/01/2048 6,704 5,762
3.50%, 12/01/2049 1,083 926
3.50%, 03/01/2050 8,416 7,284
4.00%, 01/01/2034 420 394
4.00%, 10/01/2037 1,749 1,616
4.00%, 09/01/2040 862 771
4.00%, 02/01/2042 857 766
4.00%, 03/01/2043 1,320 1,177
4.00%, 08/01/2044 1,662 1,478
4.00%, 11/01/2044 1,319 1,173
4.00%, 07/01/2045 2,195 1,952
4.00%, 08/01/2045 2,475 2,202
4.00%, 08/01/2046 3,738 3,306
4.00%, 07/01/2047 3,520 3,126
4.00%, 10/01/2047 2,693 2,385
4.00%, 02/01/2048 3,048 2,703
4.50%, 09/01/2025 131 131
4.50%, 08/01/2039 1,124 1,037
4.50%, 09/01/2043 1,786 1,638
4.50%, 09/01/2043 2,478 2,282
4.50%, 11/01/2043 2,171 1,980
4.50%, 10/01/2044 1,583 1,452
4.50%, 12/01/2044 3,199 2,934
4.50%, 05/01/2045 1,498 1,374
4.50%, 09/01/2045 1,944 1,783
4.50%, 10/01/2045 2,800 2,568
4.50%, 11/01/2045 3,803 3,487
5.00%, 01/01/2026 8 8
5.00%, 04/01/2035 61 59
5.00%, 05/01/2035 24 23
5.00%, 07/01/2035 9 9
5.00%, 02/01/2038 905 877
5.00%, 03/01/2038 494 476
5.00%, 02/01/2040 2,525 2,449
5.00%, 05/01/2040 1,032 989
5.00%, 07/01/2040 557 534
5.00%, 07/01/2041 2,772 2,656
5.00%, 02/01/2044 1,269 1,202
5.00%, 06/01/2044 1,236 1,185
5.00%, 05/01/2048 2,162 2,032
5.50%, 06/01/2026 8 8
5.50%, 07/01/2033 218 214
5.50%, 02/01/2037 1 1
5.50%, 12/01/2037 363 356
5.50%, 03/01/2038 75 74
5.50%, 07/01/2053 6,853 6,597
5.50%, 11/01/2053
(h)
15,000 14,227
6.00%, 03/01/2029 11 11
6.00%, 12/01/2031 1 1
6.00%, 12/01/2031 1 1
6.00%, 11/01/2032 5 5
6.00%, 11/01/2037 10 9
6.00%, 02/01/2038 30 30
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
6.00%, 03/01/2038 $ 26 $ 26
6.00%, 04/01/2039 154 152
6.00%, 11/01/2053
(h)
11,300 10,995
6.50%, 08/01/2028 7 7
6.50%, 03/01/2029 12 13
6.50%, 06/01/2031 45 45
6.50%, 12/01/2031 1 1
6.50%, 01/01/2032 22 22
6.50%, 04/01/2032 4 4
6.50%, 08/01/2032 31 31
6.50%, 02/01/2033 39 39
6.50%, 04/01/2036 2 2
6.50%, 08/01/2036 15 15
6.50%, 08/01/2036 12 12
6.50%, 10/01/2036 12 13
6.50%, 11/01/2036 10 10
6.50%, 07/01/2037 8 8
6.50%, 07/01/2037 3 3
6.50%, 08/01/2037 141 144
6.50%, 08/01/2037 13 13
6.50%, 02/01/2038 13 13
6.50%, 05/01/2038 1 1
7.00%, 11/01/2031 52 52
7.50%, 01/01/2031 1 1
7.50%, 08/01/2032 4 4
$ 342,481
Government National Mortgage Association (GNMA) - 30 .19%
2.00%, 08/20/2050 9,288 7,208
2.00%, 02/20/2051 15,842 12,266
2.50%, 06/20/2050 16,210 12,997
3.00%, 11/15/2042 1,354 1,165
3.00%, 12/15/2042 1,681 1,444
3.00%, 02/15/2043 2,420 2,079
3.00%, 07/20/2045 4,758 3,995
3.00%, 07/20/2046 1,578 1,328
3.00%, 08/20/2046 3,447 2,892
3.00%, 09/20/2046 3,352 2,789
3.00%, 09/20/2046 4,182 3,515
3.00%, 11/20/2046 1,997 1,658
3.00%, 12/20/2046 2,184 1,833
3.00%, 02/20/2047 2,781 2,331
3.00%, 08/20/2047 1,641 1,373
3.00%, 11/15/2047 3,970 3,435
3.50%, 08/20/2042 1,695 1,456
3.50%, 05/15/2043 2,967 2,632
3.50%, 06/20/2043 2,249 1,933
3.50%, 08/15/2043 2,660 2,359
3.50%, 04/20/2045 1,448 1,256
3.50%, 02/20/2047 1,161 1,006
3.50%, 05/20/2047 6,187 5,508
3.50%, 10/20/2047 1,993 1,724
3.50%, 11/20/2047 1,889 1,683
4.00%, 08/15/2041 1,262 1,154
4.00%, 09/15/2041 2,543 2,311
4.00%, 03/15/2044 1,626 1,486
4.00%, 10/20/2044 1,497 1,333
4.00%, 01/20/2048 7,146 6,390
4.50%, 08/20/2048 1,508 1,382
4.50%, 09/20/2052 6,502 5,882
5.00%, 02/15/2034 43 42
5.00%, 10/15/2039 1,044 1,010
5.00%, 04/20/2053 14,764 13,753
5.50%, 07/20/2033 367 363
5.50%, 03/20/2034 392 388
5.50%, 05/20/2035 38 38
5.50%, 03/20/2053 7,796 7,461
5.50%, 08/20/2053 14,932 14,285

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2023
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
6.00%, 04/20/2026 $ 8 $ 8
6.00%, 10/20/2028 1 1
6.00%, 02/20/2029 16 16
6.00%, 02/15/2033 9 9
6.00%, 07/20/2033 302 308
6.00%, 08/15/2038 26 26
6.00%, 11/20/2053
(h)
17,200 16,850
6.50%, 01/15/2026 1 1
6.50%, 03/15/2026 1 1
6.50%, 07/20/2026 1 1
6.50%, 10/20/2028 2 2
6.50%, 03/20/2031 17 17
6.50%, 04/20/2031 15 15
6.50%, 10/15/2031 6 6
6.50%, 07/15/2032 1 1
6.50%, 05/20/2034 229 230
6.50%, 11/20/2053
(h)
20,000 19,954
7.00%, 10/15/2027 1 1
7.00%, 10/15/2027 4 4
7.00%, 04/15/2028 1 1
7.00%, 06/15/2028 40 40
7.00%, 12/15/2028 19 19
7.00%, 01/15/2029 20 20
7.00%, 03/15/2029 13 13
7.00%, 04/15/2029 48 48
7.00%, 05/15/2031 2 2
7.00%, 11/20/2053
(h)
10,950 11,085
7.50%, 05/15/2027 1 1
7.50%, 06/15/2027 2 2
7.50%, 08/15/2029 7 7
7.50%, 10/15/2029 10 10
8.00%, 12/15/2030 2 2
$ 187,844
U.S. Treasury Bill - 2 .39%
5.08%, 12/28/2023
(i)
15,000 14,874
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 588,835
Total Investments $ 693,200
Other Assets and Liabilities -  (11.41)% (71,021)
TOTAL NET ASSETS - 100.00% $ 622,179
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $0 or 0.00%
of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $21,708 or 3.49% of net assets.
(e) Security is an Interest Only Strip.
(f) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(g) Non-income producing security
(h) Security was purchased in a "to-be-announced" ("TBA") transaction.
(i) Rate shown is the discount rate of the original purchase.
Portfolio Summary
Sector Percent
Mortgage Securities 99 .47%
Asset Backed Securities 8 .95%
Government 2 .39%
Money Market Funds 0 .60%
Other Assets and Liabilities
( 11 .41 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales October 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.27% $ — $ 334,693 $ 330,920 $ 3,773
Principal Government Money Market Fund - Institutional Class 5.22% 9,538 23,266 32,804 —
$ 9,538 $ 357,959 $ 363,724 $ 3,773
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.27% $ 536 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.22% 25 — — —
$ 561 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; December 2023 Long 123 $ 13,059 $ (366)
US 5 Year Note; December 2023 Short 70 7,313 124
US Long Bond; December 2023 Long 272 29,767 (2,903)
Total $ (3,145)
Amounts in thousands except contracts.

Schedule of Investments
Government Money Market Fund
October 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 7 .49 % Shares Held Value (000's)
Money Market Funds - 7 .49%
DWS Government Money Market Series -
Institutional Class 5.30%
(a)
97,300,000 $ 97,300
Goldman Sachs Financial Square Government Fund
- Institutional Class 5.26%
(a)
8,100,000 8,100
Invesco Government & Agency Portfolio -
Institutional Class 5.28%
(a)
80,900,000 80,900
Morgan Stanley Institutional Liquidity Funds -
Government Portfolio - Institutional Class 5.26%
(a)
21,500,000 21,500
$ 207,800
TOTAL INVESTMENT COMPANIES $ 207,800
BONDS - 45 .44%
Principal
Amount (000's) Value (000's)
Finance - Mortgage Loan/Banker - 45 .44%
Federal Home Loan Bank Discount Notes
5.27%, 11/10/2023 $ 60,000 $ 59,921
5.28%, 11/03/2023 31,000 30,991
5.28%, 11/15/2023 50,000 49,897
5.28%, 12/18/2023 50,000 49,656
5.29%, 11/06/2023 60,000 59,956
5.29%, 12/06/2023 52,967 52,695
5.30%, 11/17/2023 25,000 24,941
5.31%, 11/08/2023 64,000 63,936
5.31%, 12/13/2023 60,000 59,629
5.32%, 12/20/2023 50,000 49,638
5.32%, 01/03/2024 50,000 49,535
5.32%, 01/05/2024 47,700 47,242
5.32%, 01/26/2024 60,000 59,237
5.32%, 02/23/2024 25,000 24,579
5.32%, 03/13/2024 24,000 23,528
5.33%, 11/29/2023 21,000 20,913
5.33%, 12/01/2023 60,000 59,733
5.33%, 12/05/2023 50,000 49,748
5.33%, 01/12/2024 50,000 49,467
5.33%, 01/17/2024 50,000 49,430
5.34%, 12/15/2023 75,000 74,513
5.34%, 12/29/2023 30,000 29,742
5.34%, 01/19/2024 50,000 49,417
5.34%, 01/24/2024 19,115 18,877
5.34%, 02/21/2024 25,000 24,585
5.36%, 01/10/2024 25,000 24,740
5.36%, 02/14/2024 25,000 24,610
5.36%, 02/16/2024 40,000 39,363
5.37%, 01/31/2024 41,000 40,445
$ 1,260,964
TOTAL BONDS $ 1,260,964
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 8 .23%
Principal
Amount (000's) Value (000's)
U.S. Treasury Bill - 8 .23%
5.25%, 01/04/2024 $ 40,000 $ 39,626
5.28%, 12/05/2023 50,000 49,751
5.30%, 11/21/2023 50,000 49,853
5.30%, 12/07/2023 50,000 49,735
5.33%, 02/27/2024 40,000 39,302
$ 228,267
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 228,267
REPURCHASE AGREEMENTS - 39 .28%
Maturity Amount
(000's) Value (000's)
Banks - 39 .28%
Bank of New York Mellon Repurchase
Agreement; 5.27% traded 10/31/2023 maturing
11/01/2023 (collateralized by US Government
Securities; 122,400,075; 0.75%-2.75%; dated
02/29/2024-07/31/2027)
$ 120,018 $ 120,000
Barclays Capital Repurchase Agreement; 5.30%
traded 10/31/2023 maturing 11/01/2023
(collateralized by US Government
Securities; 102,000,046; 2.625%-3.5%; dated
09/15/2025-07/31/2029)
100,015 100,000
BNP Paribas Securities Corp Repurchase
Agreement; 5.28% traded 10/31/2023 maturing
11/01/2023 (collateralized by US Government
Securities; 51,000,008; 0.00%-5.551%; dated
12/21/2023-08/15/2050)
50,007 50,000
Federal Reserve Bank of New York Repurchase
Agreement; 5.30% traded 10/31/2023 maturing
11/01/2023 (collateralized by US Government
Securities; 660,097,169; 0.25%-2.375%; dated
10/31/2024-05/15/2047)
660,097 660,000
Merrill Lynch Repurchase Agreement; 5.29% traded
10/31/2023 maturing 11/01/2023 (collateralized
by US Government Security; 102,000,085;
1.875%; dated 02/28/2027)
100,015 100,000
Mizuho Securities Repurchase Agreement;
5.26% traded 10/31/2023 maturing
11/01/2023 (collateralized by US Government
Securities; 61,200,069; 0.75%-3.25%; dated
04/30/2026-06/30/2027)
60,009 60,000
$ 1,090,000
TOTAL REPURCHASE AGREEMENTS $ 1,090,000
Total Investments $ 2,787,031
Other Assets and Liabilities -  (0.44)% (12,204)
TOTAL NET ASSETS - 100.00% $ 2,774,827
(a) 1-day yield shown is as of period end.
Portfolio Summary
Sector Percent
Government 53 .67%
Financial 39 .28%
Money Market Funds 7 .49%
Other Assets and Liabilities
( 0 .44 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
High Income Fund
October 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 4.86% Shares Held Value (000's)
Money Market Funds - 4.86%
BlackRock Liquidity FedFund - Institutional Class
5.24%
(a),(b)
23,370,848 $ 23,371
Principal Government Money Market Fund - Class
R-6 5.27%
(a),(b),(c)
130,196,824 130,197
$ 153,568
TOTAL INVESTMENT COMPANIES $ 153,568
COMMON STOCKS - 0.43% Shares Held Value (000's)
Distribution & Wholesale - 0.12%
ATD New Holdings Inc
(d)
101,514 $ 3,654
Electric - 0.00%
Vistra Energy Corp - Rights
(e)
164,087 —
Leisure Products & Services - 0.00%
CWT Travel Holdings Inc - Class A Warrants
(d),(e)
28,222 —
CWT Travel Holdings Inc - Class B Warrants
(d),(e)
29,708 —
$ —
Mining - 0.09%
Arctic Canadian Diamond Co Ltd
(d),(e),(f)
5,247 2,000
Burgundy Diamond Mines Ltd
(d)
9,531,558 943
$ 2,943
Miscellaneous Manufacturers - 0.22%
Utex Industries
(d)
111,195 6,839
Utex Industries - Warrants
(d),(e)
51,625 5
$ 6,844
Oil & Gas - 0.00%
Sabine Oil & Gas Holdings Inc
(d),(e)
246 —
Software - 0.00%
Skillsoft Corp
(d)
9,468 178
Telecommunications - 0.00%
Goodman Networks Inc
(d),(e)
15,207 —
TOTAL COMMON STOCKS $ 13,619
PREFERRED STOCKS - 0.00% Shares Held Value (000's)
Telecommunications - 0.00%
Goodman Networks Inc 0.00%
(d),(e)
18,092 $ —
TOTAL PREFERRED STOCKS $ —
BONDS - 87.80%
Principal
Amount (000's) Value (000's)
Advertising - 1.04%
Advantage Sales & Marketing Inc
6.50%, 11/15/2028
(g)
$ 1,555 $ 1,267
Clear Channel International BV
6.63%, 08/01/2025
(g),(h)
150 147
Clear Channel Outdoor Holdings Inc
5.13%, 08/15/2027
(g)
1,198 1,065
7.50%, 06/01/2029
(g)
1,245 906
7.75%, 04/15/2028
(g)
1,000 765
9.00%, 09/15/2028
(g),(h)
2,050 1,997
CMG Media Corp
8.88%, 12/15/2027
(g)
1,333 1,030
Lamar Media Corp
3.63%, 01/15/2031 645 521
3.75%, 02/15/2028 671 594
4.00%, 02/15/2030 638 540
4.88%, 01/15/2029 1,200 1,100
Outfront Media Capital LLC / Outfront Media
Capital Corp
4.25%, 01/15/2029
(g)
9,670 7,877
4.63%, 03/15/2030
(g)
5,799 4,654
5.00%, 08/15/2027
(g)
10,391 9,230
Stagwell Global LLC
5.63%, 08/15/2029
(g)
1,060 876
Summer BC Bidco B LLC
5.50%, 10/31/2026
(g)
200 174
$ 32,743
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense - 2.28%
Bombardier Inc
6.00%, 02/15/2028
(g)
$ 500 $ 442
7.13%, 06/15/2026
(g)
1,100 1,058
7.45%, 05/01/2034
(g)
650 728
7.50%, 02/01/2029
(g),(h)
476 441
7.88%, 04/15/2027
(g)
1,360 1,308
F-Brasile SpA / F-Brasile US LLC
7.38%, 08/15/2026
(g)
650 604
Howmet Aerospace Inc
3.00%, 01/15/2029 1,914 1,616
5.13%, 10/01/2024 762 753
5.90%, 02/01/2027 144 142
5.95%, 02/01/2037 710 649
6.75%, 01/15/2028 720 720
6.88%, 05/01/2025 680 682
Moog Inc
4.25%, 12/15/2027
(g)
500 445
Rolls-Royce PLC
3.63%, 10/14/2025
(g)
2,035 1,902
5.75%, 10/15/2027
(g)
1,107 1,049
Spirit AeroSystems Inc
4.60%, 06/15/2028 313 248
7.50%, 04/15/2025
(g)
1,600 1,596
9.38%, 11/30/2029
(g)
795 816
TransDigm Inc
4.63%, 01/15/2029 2,839 2,448
4.88%, 05/01/2029
(h)
16,234 14,064
5.50%, 11/15/2027 10,088 9,392
6.25%, 03/15/2026
(g)
15,933 15,558
6.75%, 08/15/2028
(g)
6,022 5,847
6.88%, 12/15/2030
(g)
2,335 2,255
7.50%, 03/15/2027 5,250 5,244
Triumph Group Inc
7.75%, 08/15/2025 46 44
9.00%, 03/15/2028
(g)
2,000 1,942
$ 71,993
Agriculture - 0.17%
Darling Ingredients Inc
6.00%, 06/15/2030
(g)
3,550 3,331
Turning Point Brands Inc
5.63%, 02/15/2026
(g)
400 367
Vector Group Ltd
5.75%, 02/01/2029
(g)
1,426 1,208
10.50%, 11/01/2026
(g)
590 591
$ 5,497
Airlines - 1.42%
Air Canada
3.88%, 08/15/2026
(g)
7,754 7,055
Air Canada 2020-1 Class C Pass Through Trust
10.50%, 07/15/2026
(g)
290 312
Allegiant Travel Co
7.25%, 08/15/2027
(g)
598 541
American Airlines 2013-1 Class A Pass Through
Trust
4.00%, 01/15/2027 791 741
American Airlines Inc
7.25%, 02/15/2028
(g)
756 703
11.75%, 07/15/2025
(g)
1,465 1,552
American Airlines Inc/AAdvantage Loyalty IP Ltd
5.50%, 04/20/2026
(g)
3,838 3,732
5.75%, 04/20/2029
(g)
8,455 7,627
Delta Air Lines Inc
2.90%, 10/28/2024 855 821
3.75%, 10/28/2029 510 434
4.38%, 04/19/2028
(h)
770 707
7.38%, 01/15/2026 1,000 1,010

Schedule of Investments
High Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
Hawaiian Airlines 2013-1 Class A Pass Through
Certificates
3.90%, 07/15/2027 $ 127 $ 115
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(g)
6,232 4,604
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd
8.00%, 09/20/2025
(g)
588 434
8.00%, 09/20/2025
(g)
1,377 1,015
United Airlines 2019-2 Class B Pass Through Trust
3.50%, 11/01/2029 188 169
United Airlines Holdings Inc
4.88%, 01/15/2025
(h)
183 177
United Airlines Inc
4.38%, 04/15/2026
(g)
3,351 3,109
4.63%, 04/15/2029
(g)
2,220 1,875
VistaJet Malta Finance PLC / Vista Management
Holding Inc
6.38%, 02/01/2030
(g)
3,850 2,567
7.88%, 05/01/2027
(g),(h)
700 538
9.50%, 06/01/2028
(g)
6,688 5,125
$ 44,963
Apparel - 0.49%
Crocs Inc
4.13%, 08/15/2031
(g)
270 205
4.25%, 03/15/2029
(g)
200 164
Hanesbrands Inc
4.88%, 05/15/2026
(g),(h)
1,775 1,630
9.00%, 02/15/2031
(g),(h)
10,875 10,095
Kontoor Brands Inc
4.13%, 11/15/2029
(g)
804 662
Levi Strauss & Co
3.50%, 03/01/2031
(g),(h)
538 419
Under Armour Inc
3.25%, 06/15/2026 800 729
William Carter Co/The
5.63%, 03/15/2027
(g)
846 802
Wolverine World Wide Inc
4.00%, 08/15/2029
(g)
1,150 857
$ 15,563
Automobile Manufacturers - 1.72%
Allison Transmission Inc
3.75%, 01/30/2031
(g)
1,440 1,141
4.75%, 10/01/2027
(g)
1,170 1,067
5.88%, 06/01/2029
(g)
726 673
Aston Martin Capital Holdings Ltd
10.50%, 11/30/2025
(g)
1,514 1,497
Ford Motor Co
7.45%, 07/16/2031
(h)
8,990 9,071
9.63%, 04/22/2030 5,880 6,557
Ford Motor Credit Co LLC
2.90%, 02/16/2028 1,175 1,000
3.82%, 11/02/2027 4,950 4,413
4.00%, 11/13/2030 18,400 15,156
4.13%, 08/17/2027 4,525 4,108
4.54%, 08/01/2026 225 212
5.11%, 05/03/2029 1,050 956
7.20%, 06/10/2030 3,000 2,998
Jaguar Land Rover Automotive PLC
4.50%, 10/01/2027
(g)
525 453
5.50%, 07/15/2029
(g)
534 460
5.88%, 01/15/2028
(g)
1,122 1,010
7.75%, 10/15/2025
(g)
870 871
JB Poindexter & Co Inc
7.13%, 04/15/2026
(g)
1,325 1,263
PM General Purchaser LLC
9.50%, 10/01/2028
(g)
675 634
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Wabash National Corp
4.50%, 10/15/2028
(g)
$ 913 $ 755
$ 54,295
Automobile Parts & Equipment - 1.40%
Adient Global Holdings Ltd
4.88%, 08/15/2026
(g)
570 531
8.25%, 04/15/2031
(g)
585 569
American Axle & Manufacturing Inc
5.00%, 10/01/2029
(h)
360 284
6.50%, 04/01/2027
(h)
995 938
Clarios Global LP
6.75%, 05/15/2025
(g)
510 506
Clarios Global LP / Clarios US Finance Co
6.25%, 05/15/2026
(g)
9,209 9,003
6.75%, 05/15/2028
(g)
975 950
8.50%, 05/15/2027
(g)
2,762 2,719
Cooper-Standard Automotive Inc
0.00%, PIK 10.63%; 05/15/2027
(g),(i),(j)
213 141
Dana Financing Luxembourg Sarl
5.75%, 04/15/2025
(g),(h)
354 344
Dana Inc
4.25%, 09/01/2030 372 294
4.50%, 02/15/2032 530 415
5.38%, 11/15/2027 428 394
5.63%, 06/15/2028 325 295
Dealer Tire LLC / DT Issuer LLC
8.00%, 02/01/2028
(g)
794 745
Dornoch Debt Merger Sub Inc
6.63%, 10/15/2029
(g)
11,655 9,167
Goodyear Tire & Rubber Co/The
4.88%, 03/15/2027 367 338
5.00%, 05/31/2026 715 676
5.00%, 07/15/2029 10 9
5.25%, 04/30/2031
(h)
577 475
5.25%, 07/15/2031
(h)
699 569
5.63%, 04/30/2033 500 401
7.00%, 03/15/2028 92 90
9.50%, 05/31/2025 623 630
IHO Verwaltungs GmbH
4.75%, PIK 5.50%; 09/15/2026
(g),(i),(j)
925 860
6.00%, PIK 6.75%; 05/15/2027
(g),(i),(j)
605 563
6.38%, PIK 7.13%; 05/15/2029
(g),(i),(j)
825 718
Real Hero Merger Sub 2 Inc
6.25%, 02/01/2029
(g)
8,157 6,489
Tenneco Inc
8.00%, 11/17/2028
(g)
2,749 2,206
Titan International Inc
7.00%, 04/30/2028 243 222
ZF North America Capital Inc
4.75%, 04/29/2025
(g)
1,680 1,621
7.13%, 04/14/2030
(g)
1,100 1,067
$ 44,229
Banks - 0.34%
Dresdner Funding Trust I
8.15%, 06/30/2031
(g)
894 933
Freedom Mortgage Corp
12.00%, 10/01/2028
(g)
167 167
Intesa Sanpaolo SpA
4.20%, 06/01/2032
(g),(k)
1,720 1,223
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.60%
4.95%, 06/01/2042
(g),(k)
1,050 616
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.75%
5.71%, 01/15/2026
(g)
2,010 1,907

Schedule of Investments
High Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Pacific Western Bank
3.25%, 05/01/2031
(k)
$ 1,295 $ 958
CME Term Secured Overnight Financing
Rate 3 Month + 2.52%
Texas Capital Bancshares Inc
4.00%, 05/06/2031
(k)
321 265
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.15%
UniCredit SpA
5.46%, 06/30/2035
(g),(k)
1,645 1,349
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.75%
5.86%, 06/19/2032
(g),(k)
1,000 900
USD Swap Rate NY 5 Year + 3.70%
7.30%, 04/02/2034
(g),(k)
1,430 1,327
USD Swap Rate NY 5 Year + 4.91%
Valley National Bancorp
3.00%, 06/15/2031
(k)
146 117
CME Term Secured Overnight Financing
Rate 3 Month + 2.36%
6.25%, 09/30/2032
(k)
170 139
CME Term Secured Overnight Financing
Rate 3 Month + 2.78%
Western Alliance Bancorp
3.00%, 06/15/2031
(k)
648 495
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
Western Alliance Bank
5.25%, 06/01/2030
(k)
355 309
CME Term Secured Overnight Financing
Rate 3 Month + 5.12%
$ 10,705
Beverages - 0.02%
Primo Water Holdings Inc
4.38%, 04/30/2029
(g)
769 649
Triton Water Holdings Inc
6.25%, 04/01/2029
(g)
111 91
$ 740
Biotechnology - 0.01%
Emergent BioSolutions Inc
3.88%, 08/15/2028
(g)
900 354
Building Materials - 1.38%
ACProducts Holdings Inc
6.38%, 05/15/2029
(g)
935 570
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/2028
(g),(h)
2,280 2,156
Boise Cascade Co
4.88%, 07/01/2030
(g)
465 400
Builders FirstSource Inc
4.25%, 02/01/2032
(g)
1,084 863
5.00%, 03/01/2030
(g)
454 396
6.38%, 06/15/2032
(g)
1,000 915
Camelot Return Merger Sub Inc
8.75%, 08/01/2028
(g)
1,015 948
Cornerstone Building Brands Inc
6.13%, 01/15/2029
(g)
422 309
CP Atlas Buyer Inc
7.00%, 12/01/2028
(g)
770 587
Eco Material Technologies Inc
7.88%, 01/31/2027
(g)
11,495 10,886
Emerald Debt Merger Sub LLC
6.63%, 12/15/2030
(g)
2,400 2,283
Griffon Corp
5.75%, 03/01/2028 670 605
James Hardie International Finance DAC
5.00%, 01/15/2028
(g)
555 512
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
JELD-WEN Inc
4.63%, 12/15/2025
(g)
$ 135 $ 127
4.88%, 12/15/2027
(g)
569 482
Knife River Corp
7.75%, 05/01/2031
(g)
254 253
Louisiana-Pacific Corp
3.63%, 03/15/2029
(g)
409 337
Masonite International Corp
3.50%, 02/15/2030
(g)
342 271
5.38%, 02/01/2028
(g)
932 858
MIWD Holdco II LLC / MIWD Finance Corp
5.50%, 02/01/2030
(g)
600 476
New Enterprise Stone & Lime Co Inc
5.25%, 07/15/2028
(g)
869 767
9.75%, 07/15/2028
(g)
31 31
Oscar AcquisitionCo LLC / Oscar Finance Inc
9.50%, 04/15/2030
(g)
8,853 7,811
PGT Innovations Inc
4.38%, 10/01/2029
(g)
400 374
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(g)
4,673 4,320
Standard Industries Inc/NJ
3.38%, 01/15/2031
(g)
1,315 995
4.38%, 07/15/2030
(g)
2,358 1,927
4.75%, 01/15/2028
(g)
1,385 1,240
5.00%, 02/15/2027
(g)
990 915
Summit Materials LLC / Summit Materials Finance
Corp
5.25%, 01/15/2029
(g)
980 887
6.50%, 03/15/2027
(g)
135 131
$ 43,632
Chemicals - 1.22%
Ashland Inc
3.38%, 09/01/2031
(g)
528 405
6.88%, 05/15/2043 493 463
ASP Unifrax Holdings Inc
5.25%, 09/30/2028
(g)
3,636 2,456
7.50%, 09/30/2029
(g)
400 214
Avient Corp
5.75%, 05/15/2025
(g)
475 465
7.13%, 08/01/2030
(g)
2,021 1,944
Axalta Coating Systems LLC
3.38%, 02/15/2029
(g)
960 789
Axalta Coating Systems LLC / Axalta Coating
Systems Dutch Holding B BV
4.75%, 06/15/2027
(g)
585 539
Cerdia Finanz GmbH
10.50%, 02/15/2027
(g)
815 801
Chemours Co/The
4.63%, 11/15/2029
(g)
1,528 1,180
5.38%, 05/15/2027 615 556
5.75%, 11/15/2028
(g)
1,283 1,085
Consolidated Energy Finance SA
5.63%, 10/15/2028
(g)
595 489
Cornerstone Chemical Co
0.00%, PIK 2.00%; 09/01/2027
(d),(g),(j)
1,130 961
CVR Partners LP / CVR Nitrogen Finance Corp
6.13%, 06/15/2028
(g)
795 702
Element Solutions Inc
3.88%, 09/01/2028
(g)
1,059 901
GPD Cos Inc
10.13%, 04/01/2026
(g)
903 813
HB Fuller Co
4.00%, 02/15/2027 305 275
4.25%, 10/15/2028 385 334
Herens Holdco Sarl
4.75%, 05/15/2028
(g)
373 289

Schedule of Investments
High Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Illuminate Buyer LLC / Illuminate Holdings IV Inc
9.00%, 07/01/2028
(g)
$ 960 $ 897
INEOS Finance PLC
6.75%, 05/15/2028
(g),(h)
495 462
INEOS Quattro Finance 2 Plc
3.38%, 01/15/2026
(g)
839 801
Ingevity Corp
3.88%, 11/01/2028
(g)
452 367
Innophos Holdings Inc
9.38%, 02/15/2028
(g)
211 199
Iris Holdings Inc
8.75%, PIK 9.50%; 02/15/2026
(g),(i),(j)
325 288
Kobe US Midco 2 Inc
9.25%, PIK 10.00%; 11/01/2026
(g),(i),(j)
215 156
LSF11 A5 HoldCo LLC
6.63%, 10/15/2029
(g)
7 6
Mativ Holdings Inc
6.88%, 10/01/2026
(g)
565 508
Methanex Corp
4.25%, 12/01/2024 275 268
5.13%, 10/15/2027 820 750
5.25%, 12/15/2029 812 718
5.65%, 12/01/2044 585 430
Minerals Technologies Inc
5.00%, 07/01/2028
(g)
11 10
Nufarm Australia Ltd / Nufarm Americas Inc
5.00%, 01/27/2030
(g)
325 282
Olin Corp
5.00%, 02/01/2030 903 780
5.13%, 09/15/2027 707 648
5.63%, 08/01/2029
(h)
157 143
Olympus Water US Holding Corp
4.25%, 10/01/2028
(g)
1,170 934
6.25%, 10/01/2029
(g)
11 8
7.13%, 10/01/2027
(g)
285 262
9.75%, 11/15/2028
(g)
3,386 3,307
Polar US Borrower LLC / Schenectady International
Group Inc
6.75%, 05/15/2026
(g)
325 143
Rain Carbon Inc
12.25%, 09/01/2029
(g)
364 370
Rayonier AM Products Inc
7.63%, 01/15/2026
(g)
451 383
SCIH Salt Holdings Inc
4.88%, 05/01/2028
(g)
1,400 1,209
6.63%, 05/01/2029
(g)
1,260 1,056
SCIL IV LLC / SCIL USA Holdings LLC
5.38%, 11/01/2026
(g)
1,070 949
SNF Group SACA
3.13%, 03/15/2027
(g)
210 186
3.38%, 03/15/2030
(g)
456 365
TPC Group Inc
13.00%, 12/16/2027
(g)
505 504
Trinseo Materials Operating SCA / Trinseo
Materials Finance Inc
5.13%, 04/01/2029
(g)
511 215
Tronox Inc
4.63%, 03/15/2029
(g)
355 280
Valvoline Inc
3.63%, 06/15/2031
(g)
1,163 884
4.25%, 02/15/2030
(g),(h)
520 509
Vibrantz Technologies Inc
9.00%, 02/15/2030
(g)
831 661
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
WR Grace Holdings LLC
4.88%, 06/15/2027
(g)
$ 1,370 $ 1,231
5.63%, 08/15/2029
(g)
1,139 883
7.38%, 03/01/2031
(g)
1,000 926
$ 38,639
Coal - 0.33%
Alliance Resource Operating Partners LP / Alliance
Resource Finance Corp
7.50%, 05/01/2025
(g)
603 599
Conuma Resources Ltd
13.13%, 05/01/2028
(g)
80 74
Coronado Finance Pty Ltd
10.75%, 05/15/2026
(g),(h)
68 70
SunCoke Energy Inc
4.88%, 06/30/2029
(g)
11,260 9,425
Warrior Met Coal Inc
7.88%, 12/01/2028
(g)
273 266
$ 10,434
Commercial Services - 3.60%
ADT Security Corp/The
4.13%, 08/01/2029
(g)
645 553
4.88%, 07/15/2032
(g)
540 452
Adtalem Global Education Inc
5.50%, 03/01/2028
(g)
994 905
Albion Financing 1 SARL / Aggreko Holdings Inc
6.13%, 10/15/2026
(g)
650 601
Albion Financing 2 Sarl
8.75%, 04/15/2027
(g)
465 425
Allied Universal Holdco LLC / Allied Universal
Finance Corp
6.00%, 06/01/2029
(g)
1,137 821
6.63%, 07/15/2026
(g)
1,935 1,812
9.75%, 07/15/2027
(g)
1,245 1,081
Allied Universal Holdco LLC/Allied Universal
Finance Corp/Atlas Luxco 4 Sarl
4.63%, 06/01/2028
(g)
1,265 1,035
4.63%, 06/01/2028
(g)
900 733
AMN Healthcare Inc
4.00%, 04/15/2029
(g)
410 340
4.63%, 10/01/2027
(g)
4,664 4,185
APi Group DE Inc
4.13%, 07/15/2029
(g)
430 351
Aptim Corp
7.75%, 06/15/2025
(g)
925 844
APX Group Inc
5.75%, 07/15/2029
(g)
1,633 1,358
6.75%, 02/15/2027
(g)
585 565
Avis Budget Car Rental LLC / Avis Budget Finance
Inc
5.38%, 03/01/2029
(g),(h)
395 338
5.75%, 07/15/2027
(g)
410 375
5.75%, 07/15/2027
(g)
6 5
Block Inc
2.75%, 06/01/2026 680 610
3.50%, 06/01/2031 770 594
Brink's Co/The
4.63%, 10/15/2027
(g)
559 506
5.50%, 07/15/2025
(g)
345 336
Carriage Services Inc
4.25%, 05/15/2029
(g)
475 388
Cimpress PLC
7.00%, 06/15/2026 666 616
CoreCivic Inc
4.75%, 10/15/2027 1,000 869
8.25%, 04/15/2026 867 878
CoreLogic Inc
4.50%, 05/01/2028
(g),(h)
748 593

Schedule of Investments
High Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
CPI CG Inc
8.63%, 03/15/2026
(g)
$ 926 $ 880
Deluxe Corp
8.00%, 06/01/2029
(g),(h)
795 629
Garda World Security Corp
4.63%, 02/15/2027
(g)
640 571
6.00%, 06/01/2029
(g)
1,094 834
7.75%, 02/15/2028
(g)
302 290
9.50%, 11/01/2027
(g)
11 10
GEO Group Inc/The
9.50%, 12/31/2028
(g)
300 289
10.50%, 06/30/2028 350 349
Graham Holdings Co
5.75%, 06/01/2026
(g)
890 857
Grand Canyon University
4.13%, 10/01/2024 500 476
5.13%, 10/01/2028 107 95
GTCR W-2 Merger Sub LLC
7.50%, 01/15/2031
(g)
3,895 3,846
Herc Holdings Inc
5.50%, 07/15/2027
(g)
1,253 1,178
Hertz Corp/The
4.63%, 12/01/2026
(g)
445 373
5.00%, 12/01/2029
(g)
890 639
Korn Ferry
4.63%, 12/15/2027
(g)
38 35
Legends Hospitality Holding Co LLC / Legends
Hospitality Co-Issuer Inc
5.00%, 02/01/2026
(g)
220 210
Matthews International Corp
5.25%, 12/01/2025
(g)
533 507
Metis Merger Sub LLC
6.50%, 05/15/2029
(g)
480 392
MPH Acquisition Holdings LLC
5.50%, 09/01/2028
(g)
1,250 1,063
5.75%, 11/01/2028
(g),(h)
1,423 1,061
Neptune Bidco US Inc
9.29%, 04/15/2029
(g)
3,800 3,354
NESCO Holdings II Inc
5.50%, 04/15/2029
(g)
1,150 986
Paysafe Finance PLC / Paysafe Holdings US Corp
4.00%, 06/15/2029
(g),(h)
430 346
PECF USS Intermediate Holding III Corp
8.00%, 11/15/2029
(g)
635 301
Port of Newcastle Investments Financing Pty Ltd
5.90%, 11/24/2031
(g),(h)
383 320
Prime Security Services Borrower LLC / Prime
Finance Inc
3.38%, 08/31/2027
(g)
944 830
5.75%, 04/15/2026
(g)
1,340 1,300
6.25%, 01/15/2028
(g)
1,245 1,154
PROG Holdings Inc
6.00%, 11/15/2029
(g)
13,035 11,047
Sabre GLBL Inc
8.63%, 06/01/2027
(g)
737 611
11.25%, 12/15/2027
(g),(h)
730 650
Service Corp International/US
3.38%, 08/15/2030 735 589
4.00%, 05/15/2031 840 680
4.63%, 12/15/2027 500 462
5.13%, 06/01/2029 1,022 935
Shift4 Payments LLC / Shift4 Payments Finance
Sub Inc
4.63%, 11/01/2026
(g)
5,255 4,854
Signal Parent Inc
6.13%, 04/01/2029
(g)
455 259
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Sotheby's
7.38%, 10/15/2027
(g)
$ 17,315 $ 15,464
Sotheby's/Bidfair Holdings Inc
5.88%, 06/01/2029
(g)
752 600
StoneMor Inc
8.50%, 05/15/2029
(g)
100 80
TriNet Group Inc
3.50%, 03/01/2029
(g)
926 765
7.13%, 08/15/2031
(g)
792 766
United Rentals North America Inc
3.75%, 01/15/2032 676 537
3.88%, 11/15/2027 1,867 1,714
3.88%, 02/15/2031 1,505 1,239
4.00%, 07/15/2030 72 60
4.88%, 01/15/2028 2,064 1,915
5.25%, 01/15/2030 860 785
5.50%, 05/15/2027 843 814
Upbound Group Inc
6.38%, 02/15/2029
(g),(h)
10,465 9,000
Verscend Escrow Corp
9.75%, 08/15/2026
(g)
222 220
VT Topco Inc
8.50%, 08/15/2030
(g)
8,650 8,439
WASH Multifamily Acquisition Inc
5.75%, 04/15/2026
(g)
649 600
Williams Scotsman Inc
4.63%, 08/15/2028
(g)
675 600
6.13%, 06/15/2025
(g)
427 420
WW International Inc
4.50%, 04/15/2029
(g)
345 216
ZipRecruiter Inc
5.00%, 01/15/2030
(g)
5,065 3,956
$ 113,621
Computers - 1.04%
Ahead DB Holdings LLC
6.63%, 05/01/2028
(g)
446 366
ASGN Inc
4.63%, 05/15/2028
(g)
8,095 7,168
Conduent Business Services LLC / Conduent State
& Local Solutions Inc
6.00%, 11/01/2029
(g)
750 618
Crane NXT Co
4.20%, 03/15/2048 693 420
Crowdstrike Holdings Inc
3.00%, 02/15/2029 524 438
KBR Inc
4.75%, 09/30/2028
(g)
5,057 4,405
McAfee Corp
7.38%, 02/15/2030
(g)
2,200 1,760
NCR Atleos Escrow Corp
9.50%, 04/01/2029
(g)
1,915 1,877
NCR Voyix Corp
5.00%, 10/01/2028
(g)
480 415
5.13%, 04/15/2029
(g)
1,175 1,010
5.25%, 10/01/2030
(g)
1,321 1,094
Presidio Holdings Inc
4.88%, 02/01/2027
(g)
440 403
8.25%, 02/01/2028
(g)
4,230 4,003
Science Applications International Corp
4.88%, 04/01/2028
(g)
470 419
Seagate HDD Cayman
3.13%, 07/15/2029 585 436
4.09%, 06/01/2029 107 92
4.13%, 01/15/2031 895 709
4.75%, 01/01/2025 535 523
4.88%, 06/01/2027 717 673
5.75%, 12/01/2034 692 586

Schedule of Investments
High Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
Seagate HDD Cayman   (continued)
9.63%, 12/01/2032
(g)
$ 1,217 $ 1,297
Tempo Acquisition LLC / Tempo Acquisition
Finance Corp
5.75%, 06/01/2025
(g)
295 288
Unisys Corp
6.88%, 11/01/2027
(g)
940 689
Vericast Corp
11.00%, 09/15/2026
(g)
1,842 1,948
12.50%, 12/15/2027
(g)
800 902
Virtusa Corp
7.13%, 12/15/2028
(g)
418 331
$ 32,870
Consumer Products - 0.09%
ACCO Brands Corp
4.25%, 03/15/2029
(g)
165 137
Central Garden & Pet Co
4.13%, 04/30/2031
(g)
430 342
5.13%, 02/01/2028 367 339
Kronos Acquisition Holdings Inc / KIK Custom
Products Inc
5.00%, 12/31/2026
(g)
530 480
7.00%, 12/31/2027
(g)
580 493
Spectrum Brands Inc
3.88%, 03/15/2031
(g)
404 323
5.00%, 10/01/2029
(g)
321 288
5.50%, 07/15/2030
(g)
353 315
$ 2,717
Cosmetics & Personal Care - 0.11%
Coty Inc
5.00%, 04/15/2026
(g)
948 906
6.50%, 04/15/2026
(g)
380 374
Coty Inc/HFC Prestige Products Inc/HFC Prestige
International US LLC
4.75%, 01/15/2029
(g)
630 558
Edgewell Personal Care Co
4.13%, 04/01/2029
(g)
370 309
5.50%, 06/01/2028
(g)
1,190 1,086
High Ridge Brands - Escrow
0.00%, 03/15/2025
(d),(e),(f)
4,938 —
Oriflame Investment Holding PLC
5.13%, 05/04/2026
(g)
795 243
$ 3,476
Distribution & Wholesale - 0.35%
American Builders & Contractors Supply Co Inc
3.88%, 11/15/2029
(g)
390 325
4.00%, 01/15/2028
(g)
999 897
BCPE Empire Holdings Inc
7.63%, 05/01/2027
(g)
725 665
G-III Apparel Group Ltd
7.88%, 08/15/2025
(g)
631 625
H&E Equipment Services Inc
3.88%, 12/15/2028
(g)
950 805
Resideo Funding Inc
4.00%, 09/01/2029
(g)
405 325
Ritchie Bros Holdings Inc
6.75%, 03/15/2028
(g)
870 852
7.75%, 03/15/2031
(g)
5,765 5,779
Wesco Aircraft Holdings Inc
0.00%, 11/15/2024
(d),(g),(h)
504 18
0.00%, 11/15/2026
(d),(g),(h)
693 66
Windsor Holdings III LLC
8.50%, 06/15/2030
(g)
680 662
$ 11,019
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services - 6.54%
AG Issuer LLC
6.25%, 03/01/2028
(g)
$ 499 $ 459
AG TTMT Escrow Issuer LLC
8.63%, 09/30/2027
(g)
514 516
Ally Financial Inc
5.75%, 11/20/2025
(h)
1,500 1,433
6.70%, 02/14/2033 3,695 3,106
Aretec Escrow Issuer Inc
7.50%, 04/01/2029
(g)
875 742
Armor Holdco Inc
8.50%, 11/15/2029
(g)
415 362
ASG Finance Designated Activity Co
7.88%, 12/03/2024
(g)
60 58
Avation Capital SA
8.25%, PIK 9.00%; 10/31/2026
(g),(i),(j)
310 264
Bread Financial Holdings Inc
7.00%, 01/15/2026
(g),(h)
14,568 13,260
Brightsphere Investment Group Inc
4.80%, 07/27/2026 685 620
Burford Capital Global Finance LLC
6.25%, 04/15/2028
(g)
455 412
6.88%, 04/15/2030
(g)
685 616
9.25%, 07/01/2031
(g)
11,283 11,137
Castlelake Aviation Finance DAC
5.00%, 04/15/2027
(g)
365 322
Cobra AcquisitionCo LLC
6.38%, 11/01/2029
(g)
460 328
Coinbase Global Inc
3.38%, 10/01/2028
(g)
1,090 800
3.63%, 10/01/2031
(g)
900 612
Credit Acceptance Corp
5.13%, 12/31/2024
(g)
260 251
6.63%, 03/15/2026
(h)
6,630 6,295
Curo Group Holdings Corp
7.50%, 08/01/2028
(g)
1,318 303
7.50%, 08/01/2028
(g)
795 312
Drawbridge Special Opportunities Fund LP /
Drawbridge Special Opportunities Fin ance
3.88%, 02/15/2026
(g)
1,675 1,478
Enova International Inc
8.50%, 09/15/2025
(g)
137 129
Finance of America Funding LLC
7.88%, 11/15/2025
(g)
202 166
GGAM Finance Ltd
8.00%, 06/15/2028
(g)
8,350 8,237
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%; 09/15/2024
(g),(i),(j)
2,305 2,083
GN Bondco LLC
9.50%, 10/15/2031
(g)
685 668
goeasy Ltd
4.38%, 05/01/2026
(g)
1,135 1,025
5.38%, 12/01/2024
(g)
445 436
Hightower Holding LLC
6.75%, 04/15/2029
(g)
321 274
Jane Street Group / JSG Finance Inc
4.50%, 11/15/2029
(g)
375 320
Jefferies Finance LLC / JFIN Co-Issuer Corp
5.00%, 08/15/2028
(g)
1,810 1,445
Jefferson Capital Holdings LLC
6.00%, 08/15/2026
(g)
220 192
LD Holdings Group LLC
6.13%, 04/01/2028
(g)
544 299
6.50%, 11/01/2025
(g)
545 438
LFS Topco LLC
5.88%, 10/15/2026
(g)
734 619

Schedule of Investments
High Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Midcap Financial Issuer Trust
5.63%, 01/15/2030
(g)
$ 406 $ 312
6.50%, 05/01/2028
(g)
1,195 1,013
Nationstar Mortgage Holdings Inc
5.00%, 02/01/2026
(g)
9,592 8,915
5.13%, 12/15/2030
(g)
752 609
5.50%, 08/15/2028
(g)
5,040 4,454
5.75%, 11/15/2031
(g)
580 483
6.00%, 01/15/2027
(g)
710 660
Navient Corp
4.88%, 03/15/2028 800 657
5.00%, 03/15/2027 575 505
5.50%, 03/15/2029 1,125 911
5.63%, 08/01/2033 572 387
5.88%, 10/25/2024 478 467
6.75%, 06/25/2025 400 390
6.75%, 06/15/2026 495 469
9.38%, 07/25/2030 525 495
NFP Corp
4.88%, 08/15/2028
(g)
5,880 5,148
6.88%, 08/15/2028
(g)
41,946 35,818
7.50%, 10/01/2030
(g)
415 393
8.50%, 10/01/2031
(g)
2,503 2,461
OneMain Finance Corp
3.50%, 01/15/2027 1,368 1,156
3.88%, 09/15/2028 665 526
4.00%, 09/15/2030 14,401 10,535
5.38%, 11/15/2029 835 687
6.63%, 01/15/2028 12,740 11,590
6.88%, 03/15/2025 1,300 1,283
7.13%, 03/15/2026 1,704 1,655
9.00%, 01/15/2029 715 696
Osaic Holdings Inc
10.75%, 08/01/2027
(g)
11 11
Oxford Finance LLC / Oxford Finance Co-Issuer
II Inc
6.38%, 02/01/2027
(g)
11,645 10,611
PennyMac Financial Services Inc
4.25%, 02/15/2029
(g)
789 644
5.38%, 10/15/2025
(g)
823 784
5.75%, 09/15/2031
(g)
980 799
PHH Mortgage Corp
7.88%, 03/15/2026
(g)
755 651
PRA Group Inc
5.00%, 10/01/2029
(g)
400 265
7.38%, 09/01/2025
(g)
343 321
8.38%, 02/01/2028
(g)
645 531
Provident Funding Associates LP / PFG Finance
Corp
6.38%, 06/15/2025
(g)
9,568 8,516
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer
Inc
2.88%, 10/15/2026
(g)
1,577 1,373
3.63%, 03/01/2029
(g)
551 448
3.88%, 03/01/2031
(g)
15,644 12,098
4.00%, 10/15/2033
(g)
7,100 5,218
SLM Corp
4.20%, 10/29/2025 530 493
StoneX Group Inc
8.63%, 06/15/2025
(g)
200 200
Synchrony Financial
7.25%, 02/02/2033 280 237
United Wholesale Mortgage LLC
5.50%, 11/15/2025
(g)
5,555 5,280
5.50%, 04/15/2029
(g)
5,125 4,293
5.75%, 06/15/2027
(g)
1,166 1,061
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
World Acceptance Corp
7.00%, 11/01/2026
(g)
$ 11 $ 9
$ 206,535
Electric - 1.05%
Algonquin Power & Utilities Corp
4.75%, 01/18/2082
(k)
810 639
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.25%
Atlantica Sustainable Infrastructure PLC
4.13%, 06/15/2028
(g)
620 535
Calpine Corp
3.75%, 03/01/2031
(g)
1,260 1,004
4.50%, 02/15/2028
(g)
2,318 2,090
4.63%, 02/01/2029
(g)
886 748
5.00%, 02/01/2031
(g)
1,040 839
5.13%, 03/15/2028
(g)
2,035 1,821
5.25%, 06/01/2026
(g)
568 544
Clearway Energy Operating LLC
3.75%, 02/15/2031
(g)
1,259 982
3.75%, 01/15/2032
(g)
375 284
4.75%, 03/15/2028
(g)
1,100 982
DPL Inc
4.13%, 07/01/2025 465 438
4.35%, 04/15/2029 1,007 821
Drax Finco PLC
6.63%, 11/01/2025
(g),(h)
1,080 1,040
FirstEnergy Corp
2.05%, 03/01/2025 287 269
2.25%, 09/01/2030 1,000 772
2.65%, 03/01/2030 1,094 882
3.40%, 03/01/2050 1,225 741
4.15%, 07/15/2027 1,912 1,770
5.10%, 07/15/2047 560 464
Leeward Renewable Energy Operations LLC
4.25%, 07/01/2029
(g)
425 347
NextEra Energy Operating Partners LP
3.88%, 10/15/2026
(g)
1,136 1,033
4.50%, 09/15/2027
(g)
633 567
NRG Energy Inc
3.38%, 02/15/2029
(g)
570 464
3.63%, 02/15/2031
(g)
1,331 1,004
3.88%, 02/15/2032
(g)
1,619 1,203
5.25%, 06/15/2029
(g)
875 772
5.75%, 01/15/2028
(h)
915 857
6.63%, 01/15/2027 395 383
Pattern Energy Operations LP / Pattern Energy
Operations Inc
4.50%, 08/15/2028
(g)
1,265 1,103
PG&E Corp
5.00%, 07/01/2028
(h)
1,012 917
5.25%, 07/01/2030 1,095 959
Pike Corp
5.50%, 09/01/2028
(g)
853 729
Talen Energy Supply LLC
8.63%, 06/01/2030
(g)
395 401
TransAlta Corp
6.50%, 03/15/2040 725 639
7.75%, 11/15/2029 466 464
Vistra Operations Co LLC
4.38%, 05/01/2029
(g)
1,629 1,384
5.00%, 07/31/2027
(g)
1,012 926
5.63%, 02/15/2027
(g)
1,525 1,435
$ 33,252

Schedule of Investments
High Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electrical Components & Equipment - 0.19%
Energizer Holdings Inc
4.38%, 03/31/2029
(g)
$ 875 $ 715
4.75%, 06/15/2028
(g)
845 722
6.50%, 12/31/2027
(g)
350 326
EnerSys
4.38%, 12/15/2027
(g)
490 434
WESCO Distribution Inc
7.13%, 06/15/2025
(g)
1,516 1,515
7.25%, 06/15/2028
(g)
2,175 2,161
$ 5,873
Electronics - 0.26%
Atkore Inc
4.25%, 06/01/2031
(g)
1,000 826
Coherent Corp
5.00%, 12/15/2029
(g)
820 696
Imola Merger Corp
4.75%, 05/15/2029
(g)
2,875 2,506
Likewize Corp
9.75%, 10/15/2025
(g)
579 575
Sensata Technologies BV
4.00%, 04/15/2029
(g)
1,150 978
5.00%, 10/01/2025
(g)
811 789
5.63%, 11/01/2024
(g)
440 436
5.88%, 09/01/2030
(g)
507 463
Sensata Technologies Inc
3.75%, 02/15/2031
(g)
705 564
4.38%, 02/15/2030
(g)
529 447
TTM Technologies Inc
4.00%, 03/01/2029
(g)
38 31
$ 8,311
Energy - Alternate Sources - 0.23%
Enviva Partners LP / Enviva Partners Finance Corp
6.50%, 01/15/2026
(g),(h)
7,353 5,165
Sunnova Energy Corp
5.88%, 09/01/2026
(g)
90 73
TerraForm Power Operating LLC
4.75%, 01/15/2030
(g)
950 803
5.00%, 01/31/2028
(g)
1,120 1,026
Topaz Solar Farms LLC
4.88%, 09/30/2039
(g)
400 358
$ 7,425
Engineering & Construction - 0.39%
AECOM
5.13%, 03/15/2027 1,345 1,270
Arcosa Inc
4.38%, 04/15/2029
(g)
912 796
Artera Services LLC
9.03%, 12/04/2025
(g)
969 872
Brand Industrial Services Inc
10.38%, 08/01/2030
(g)
1,019 1,011
Brundage-Bone Concrete Pumping Holdings Inc
6.00%, 02/01/2026
(g)
1,205 1,139
Cellnex Finance Co SA
3.88%, 07/07/2041
(g)
553 369
Dycom Industries Inc
4.50%, 04/15/2029
(g)
500 431
Fluor Corp
4.25%, 09/15/2028 505 458
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(g)
600 480
7.50%, 04/15/2032
(g)
500 409
Great Lakes Dredge & Dock Corp
5.25%, 06/01/2029
(g)
900 736
IEA Energy Services LLC
6.63%, 08/15/2029
(g)
2,525 2,386
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Engineering & Construction (continued)
INNOVATE Corp
8.50%, 02/01/2026
(g)
$ 15 $ 11
Railworks Holdings LP / Railworks Rally Inc
8.25%, 11/15/2028
(g)
290 276
TopBuild Corp
3.63%, 03/15/2029
(g)
295 246
4.13%, 02/15/2032
(g)
460 364
Tutor Perini Corp
6.88%, 05/01/2025
(g)
431 371
VM Consolidated Inc
5.50%, 04/15/2029
(g)
300 266
Weekley Homes LLC / Weekley Finance Corp
4.88%, 09/15/2028
(g)
450 386
$ 12,277
Entertainment - 3.90%
Affinity Interactive
6.88%, 12/15/2027
(g)
470 383
Allen Media LLC / Allen Media Co-Issuer Inc
10.50%, 02/15/2028
(g)
748 390
AMC Entertainment Holdings Inc
7.50%, 02/15/2029
(g)
968 678
10.00%, PIK 12.00%; 06/15/2026
(g),(j)
1,890 1,446
Caesars Entertainment Inc
4.63%, 10/15/2029
(g)
11,480 9,435
6.25%, 07/01/2025
(g)
2,212 2,176
7.00%, 02/15/2030
(g)
16,873 16,284
8.13%, 07/01/2027
(g)
1,075 1,065
Caesars Resort Collection LLC / CRC Finco Inc
5.75%, 07/01/2025
(g)
815 802
CCM Merger Inc
6.38%, 05/01/2026
(g)
409 387
CDI Escrow Issuer Inc
5.75%, 04/01/2030
(g)
1,931 1,725
Cedar Fair LP
5.25%, 07/15/2029 266 229
Cedar Fair LP / Canada's Wonderland Company /
Magnum Management Corporation / Millennium
Operations LLC
5.38%, 04/15/2027 396 367
5.50%, 05/01/2025
(g)
920 902
6.50%, 10/01/2028 475 440
Churchill Downs Inc
4.75%, 01/15/2028
(g)
1,035 927
5.50%, 04/01/2027
(g)
960 900
6.75%, 05/01/2031
(g)
790 729
Cinemark USA Inc
5.25%, 07/15/2028
(g),(h)
19,529 16,867
5.88%, 03/15/2026
(g),(h)
3,411 3,239
8.75%, 05/01/2025
(g)
530 536
Empire Resorts Inc
7.75%, 11/01/2026
(g)
780 632
Everi Holdings Inc
5.00%, 07/15/2029
(g)
10,840 9,109
Golden Entertainment Inc
7.63%, 04/15/2026
(g)
370 370
International Game Technology PLC
4.13%, 04/15/2026
(g)
975 917
5.25%, 01/15/2029
(g)
810 737
6.25%, 01/15/2027
(g)
770 750
6.50%, 02/15/2025
(g)
289 287
Jacobs Entertainment Inc
6.75%, 02/15/2029
(g)
770 654
Light & Wonder International Inc
7.00%, 05/15/2028
(g)
813 793
7.25%, 11/15/2029
(g)
540 524
Lions Gate Capital Holdings LLC
5.50%, 04/15/2029
(g)
1,030 678

Schedule of Investments
High Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Live Nation Entertainment Inc
3.75%, 01/15/2028
(g)
$ 490 $ 428
4.75%, 10/15/2027
(g),(h)
13,337 12,187
4.88%, 11/01/2024
(g)
560 548
5.63%, 03/15/2026
(g)
300 287
6.50%, 05/15/2027
(g)
5,112 4,988
Merlin Entertainments Ltd
5.75%, 06/15/2026
(g)
1,065 996
Midwest Gaming Borrower LLC / Midwest Gaming
Finance Corp
4.88%, 05/01/2029
(g)
590 491
Mohegan Tribal Gaming Authority
8.00%, 02/01/2026
(g)
2,720 2,499
13.25%, 12/15/2027
(g)
700 742
Motion Bondco DAC
6.63%, 11/15/2027
(g)
468 419
Ontario Gaming GTA LP
8.00%, 08/01/2030
(g)
33 32
Penn Entertainment Inc
4.13%, 07/01/2029
(g)
275 214
5.63%, 01/15/2027
(g)
325 296
Premier Entertainment Sub LLC / Premier
Entertainment Finance Corp
5.63%, 09/01/2029
(g)
770 541
5.88%, 09/01/2031
(g)
480 326
Raptor Acquisition Corp / Raptor Co-Issuer LLC
4.88%, 11/01/2026
(g)
489 455
Resorts World Las Vegas LLC / RWLV Capital Inc
4.63%, 04/06/2031
(g)
800 564
8.45%, 07/27/2030
(g)
600 552
Scientific Games Holdings LP/Scientific Games US
FinCo Inc
6.63%, 03/01/2030
(g)
1,940 1,668
SeaWorld Parks & Entertainment Inc
5.25%, 08/15/2029
(g)
841 733
8.75%, 05/01/2025
(g)
83 84
Six Flags Entertainment Corp
5.50%, 04/15/2027
(g)
375 341
7.25%, 05/15/2031
(g)
885 814
Six Flags Theme Parks Inc
7.00%, 07/01/2025
(g)
200 199
Speedway Motorsports LLC / Speedway Funding
II Inc
4.88%, 11/01/2027
(g)
6,280 5,605
Universal Entertainment Corp
8.50%, 12/11/2024
(g),(i)
575 595
Vail Resorts Inc
6.25%, 05/15/2025
(g)
485 482
WMG Acquisition Corp
3.00%, 02/15/2031
(g)
600 466
3.75%, 12/01/2029
(g)
770 646
3.88%, 07/15/2030
(g)
460 382
Wynn Resorts Finance LLC / Wynn Resorts Capital
Corp
5.13%, 10/01/2029
(g)
4,458 3,802
7.13%, 02/15/2031
(g)
5,963 5,553
$ 123,293
Environmental Control - 1.45%
Clean Harbors Inc
4.88%, 07/15/2027
(g)
440 410
5.13%, 07/15/2029
(g)
300 270
6.38%, 02/01/2031
(g)
1,270 1,207
Covanta Holding Corp
4.88%, 12/01/2029
(g)
5,743 4,480
5.00%, 09/01/2030 173 134
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control (continued)
Enviri Corp
5.75%, 07/31/2027
(g)
$ 845 $ 714
GFL Environmental Inc
3.50%, 09/01/2028
(g)
660 565
3.75%, 08/01/2025
(g)
1,587 1,501
4.00%, 08/01/2028
(g)
8,075 6,949
4.25%, 06/01/2025
(g)
535 514
4.38%, 08/15/2029
(g)
11,295 9,633
4.75%, 06/15/2029
(g)
8,879 7,772
5.13%, 12/15/2026
(g)
460 437
Madison IAQ LLC
4.13%, 06/30/2028
(g)
823 688
5.88%, 06/30/2029
(g)
12,050 9,334
Stericycle Inc
3.88%, 01/15/2029
(g)
700 595
Waste Pro USA Inc
5.50%, 02/15/2026
(g)
591 543
$ 45,746
Food - 2.93%
Albertsons Cos Inc / Safeway Inc / New Albertsons
LP / Albertsons LLC
3.25%, 03/15/2026
(g)
870 804
3.50%, 03/15/2029
(g)
4,646 3,961
4.63%, 01/15/2027
(g)
1,477 1,384
4.88%, 02/15/2030
(g)
3,558 3,176
5.88%, 02/15/2028
(g)
1,251 1,198
6.50%, 02/15/2028
(g)
895 879
7.50%, 03/15/2026
(g)
700 711
B&G Foods Inc
5.25%, 04/01/2025 2,577 2,474
5.25%, 09/15/2027 11 9
8.00%, 09/15/2028
(g)
538 524
C&S Group Enterprises LLC
5.00%, 12/15/2028
(g)
475 368
Chobani LLC / Chobani Finance Corp Inc
4.63%, 11/15/2028
(g)
550 476
7.50%, 04/15/2025
(g)
595 585
FAGE International SA / FAGE USA Dairy Industry
Inc
5.63%, 08/15/2026
(g)
100 96
H-Food Holdings LLC / Hearthside Finance Co Inc
8.50%, 06/01/2026
(g)
404 93
Ingles Markets Inc
4.00%, 06/15/2031
(g)
570 453
KeHE Distributors LLC / KeHE Finance Corp
8.63%, 10/15/2026
(g)
624 624
Lamb Weston Holdings Inc
4.13%, 01/31/2030
(g)
1,277 1,083
4.38%, 01/31/2032
(g)
1,767 1,462
4.88%, 05/15/2028
(g)
833 769
Performance Food Group Inc
4.25%, 08/01/2029
(g)
8,275 6,982
5.50%, 10/15/2027
(g)
14,944 13,974
6.88%, 05/01/2025
(g)
315 313
Post Holdings Inc
4.50%, 09/15/2031
(g)
16,711 13,522
4.63%, 04/15/2030
(g)
7,885 6,603
5.50%, 12/15/2029
(g)
2,015 1,797
5.63%, 01/15/2028
(g)
1,519 1,412
5.75%, 03/01/2027
(g)
496 473
Safeway Inc
7.25%, 02/01/2031 11 11
SEG Holding LLC / SEG Finance Corp
5.63%, 10/15/2028
(g)
223 223
Sigma Holdco BV
7.88%, 05/15/2026
(g)
1,075 899

Schedule of Investments
High Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Simmons Foods Inc/Simmons Prepared Foods Inc/
Simmons Pet Food Inc/Simmons Feed
4.63%, 03/01/2029
(g)
$ 960 $ 780
TreeHouse Foods Inc
4.00%, 09/01/2028 720 586
United Natural Foods Inc
6.75%, 10/15/2028
(g)
1,068 840
US Foods Inc
4.63%, 06/01/2030
(g)
8,200 7,002
4.75%, 02/15/2029
(g)
2,655 2,342
6.88%, 09/15/2028
(g)
100 98
7.25%, 01/15/2032
(g)
13,747 13,494
$ 92,480
Food Service - 0.42%
Aramark Services Inc
5.00%, 04/01/2025
(g)
505 494
5.00%, 02/01/2028
(g)
13,160 12,069
TKC Holdings Inc
10.50%, 05/15/2029
(g)
760 608
$ 13,171
Forest Products & Paper - 0.11%
Ahlstrom Holding 3 Oy
4.88%, 02/04/2028
(g)
275 224
Domtar Corp
6.75%, 10/01/2028
(g)
850 692
Glatfelter Corp
4.75%, 11/15/2029
(g)
1,645 1,081
Mercer International Inc
5.13%, 02/01/2029 1,399 1,097
5.50%, 01/15/2026 303 282
$ 3,376
Gas - 0.09%
AmeriGas Partners LP / AmeriGas Finance Corp
5.50%, 05/20/2025 1,118 1,072
5.75%, 05/20/2027 621 571
5.88%, 08/20/2026 763 715
9.38%, 06/01/2028
(g)
500 494
$ 2,852
Hand & Machine Tools - 0.01%
Werner FinCo LP / Werner FinCo Inc
8.75%, 07/15/2025
(g)
375 332
Healthcare - Products - 0.84%
Avantor Funding Inc
3.88%, 11/01/2029
(g)
916 767
4.63%, 07/15/2028
(g)
1,815 1,616
Bausch & Lomb Escrow Corp
8.38%, 10/01/2028
(g)
1,930 1,917
Embecta Corp
5.00%, 02/15/2030
(g),(h)
830 659
6.75%, 02/15/2030
(g)
280 232
Garden Spinco Corp
8.63%, 07/20/2030
(g)
8,387 8,653
Hologic Inc
3.25%, 02/15/2029
(g)
1,519 1,275
4.63%, 02/01/2028
(g)
619 563
Medline Borrower LP
3.88%, 04/01/2029
(g)
5,280 4,458
5.25%, 10/01/2029
(g)
5,602 4,769
Teleflex Inc
4.25%, 06/01/2028
(g)
734 648
4.63%, 11/15/2027 565 517
Varex Imaging Corp
7.88%, 10/15/2027
(g)
449 440
$ 26,514
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services - 3.26%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(g)
$ 10,294 $ 9,178
5.50%, 07/01/2028
(g)
3,825 3,531
AHP Health Partners Inc
5.75%, 07/15/2029
(g)
150 123
Akumin Inc
7.00%, 11/01/2025
(g)
500 422
7.50%, 08/01/2028
(g)
520 411
Cano Health LLC
6.25%, 10/01/2028
(g)
6,955 2,782
Catalent Pharma Solutions Inc
3.13%, 02/15/2029
(g)
560 440
3.50%, 04/01/2030
(g),(h)
2,642 2,074
5.00%, 07/15/2027
(g)
330 294
Charles River Laboratories International Inc
3.75%, 03/15/2029
(g)
935 789
4.00%, 03/15/2031
(g)
445 363
4.25%, 05/01/2028
(g)
550 489
CHS/Community Health Systems Inc
4.75%, 02/15/2031
(g)
740 496
5.25%, 05/15/2030
(g)
1,395 991
5.63%, 03/15/2027
(g)
2,055 1,670
6.00%, 01/15/2029
(g)
1,225 928
6.13%, 04/01/2030
(g)
1,291 500
6.88%, 04/01/2028
(g)
775 335
6.88%, 04/15/2029
(g)
1,620 669
8.00%, 03/15/2026
(g)
2,784 2,545
8.00%, 12/15/2027
(g)
725 615
DaVita Inc
3.75%, 02/15/2031
(g)
3,447 2,478
4.63%, 06/01/2030
(g)
4,065 3,186
Encompass Health Corp
4.50%, 02/01/2028 1,100 992
4.63%, 04/01/2031 435 362
4.75%, 02/01/2030 557 481
Global Medical Response Inc
6.50%, 10/01/2025
(g)
1,707 1,084
HealthEquity Inc
4.50%, 10/01/2029
(g)
460 394
Heartland Dental LLC / Heartland Dental Finance
Corp
8.50%, 05/01/2026
(g)
11 10
IQVIA Inc
5.00%, 10/15/2026
(g)
1,632 1,556
5.00%, 05/15/2027
(g)
1,500 1,411
Kedrion SpA
6.50%, 09/01/2029
(g)
300 250
Legacy LifePoint Health LLC
4.38%, 02/15/2027
(g)
700 579
LifePoint Health Inc
5.38%, 01/15/2029
(g)
590 357
9.88%, 08/15/2030
(g)
1,649 1,490
ModivCare Escrow Issuer Inc
5.00%, 10/01/2029
(g)
586 427
ModivCare Inc
5.88%, 11/15/2025
(g)
1,460 1,380
Molina Healthcare Inc
3.88%, 11/15/2030
(g)
802 654
3.88%, 05/15/2032
(g)
870 684
4.38%, 06/15/2028
(g)
865 770
Prime Healthcare Services Inc
7.25%, 11/01/2025
(g)
1,205 1,096
Radiology Partners Inc
9.25%, 02/01/2028
(g)
1,006 378

Schedule of Investments
High Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
RegionalCare Hospital Partners Holdings Inc /
LifePoint Health Inc
9.75%, 12/01/2026
(g)
$ 1,020 $ 954
RP Escrow Issuer LLC
5.25%, 12/15/2025
(g),(h)
1,250 891
Select Medical Corp
6.25%, 08/15/2026
(g)
1,175 1,143
Star Parent Inc
9.00%, 10/01/2030
(g)
1,410 1,399
Surgery Center Holdings Inc
6.75%, 07/01/2025
(g)
2,088 2,044
10.00%, 04/15/2027
(g)
5,383 5,373
Team Health Holdings Inc
6.38%, 02/01/2025
(g)
1,009 800
Tenet Healthcare Corp
4.25%, 06/01/2029 1,095 937
4.38%, 01/15/2030 1,205 1,019
4.63%, 06/15/2028 2,770 2,464
4.88%, 01/01/2026 1,775 1,701
5.13%, 11/01/2027 1,527 1,409
6.13%, 10/01/2028
(h)
21,735 20,159
6.13%, 06/15/2030 3,929 3,637
6.25%, 02/01/2027 2,166 2,077
6.75%, 05/15/2031
(g)
4,830 4,587
6.88%, 11/15/2031 11 10
Toledo Hospital/The
5.33%, 11/15/2028 1,180 903
6.02%, 11/15/2048 1,505 1,003
US Acute Care Solutions LLC
6.38%, 03/01/2026
(g)
846 720
$ 102,894
Holding Companies - Diversified - 0.05%
Benteler International AG
10.50%, 05/15/2028
(g),(h)
880 886
Stena International SA
6.13%, 02/01/2025
(g)
605 593
$ 1,479
Home Builders - 0.56%
Adams Homes Inc
9.25%, 10/15/2028
(g)
3,661 3,538
Ashton Woods USA LLC / Ashton Woods Finance
Co
4.63%, 08/01/2029
(g)
385 312
4.63%, 04/01/2030
(g)
255 197
6.63%, 01/15/2028
(g)
255 233
Beazer Homes USA Inc
5.88%, 10/15/2027 555 495
7.25%, 10/15/2029 308 281
Brookfield Residential Properties Inc / Brookfield
Residential US LLC
4.88%, 02/15/2030
(g)
575 437
5.00%, 06/15/2029
(g)
278 217
6.25%, 09/15/2027
(g)
694 604
Century Communities Inc
3.88%, 08/15/2029
(g)
570 460
6.75%, 06/01/2027 979 945
Empire Communities Corp
7.00%, 12/15/2025
(g),(h)
485 451
Forestar Group Inc
3.85%, 05/15/2026
(g)
605 539
5.00%, 03/01/2028
(g)
125 110
Installed Building Products Inc
5.75%, 02/01/2028
(g)
470 424
KB Home
4.00%, 06/15/2031 475 371
4.80%, 11/15/2029 324 281
6.88%, 06/15/2027 310 308
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Builders (continued)
KB Home   (continued)
7.25%, 07/15/2030 $ 510 $ 490
LGI Homes Inc
4.00%, 07/15/2029
(g)
931 712
M/I Homes Inc
3.95%, 02/15/2030 435 346
4.95%, 02/01/2028 441 394
Mattamy Group Corp
4.63%, 03/01/2030
(g)
688 562
5.25%, 12/15/2027
(g)
650 584
New Home Co Inc/The
8.25%, 10/15/2027
(g)
1,200 1,094
Shea Homes LP / Shea Homes Funding Corp
4.75%, 02/15/2028 318 279
4.75%, 04/01/2029 350 295
STL Holding Co LLC
7.50%, 02/15/2026
(g)
235 220
Taylor Morrison Communities Inc
5.13%, 08/01/2030
(g)
350 294
5.75%, 01/15/2028
(g)
490 445
5.88%, 06/15/2027
(g)
585 548
Thor Industries Inc
4.00%, 10/15/2029
(g),(h)
730 588
Tri Pointe Homes Inc
5.25%, 06/01/2027 30 27
5.70%, 06/15/2028 523 466
Winnebago Industries Inc
6.25%, 07/15/2028
(g)
249 234
$ 17,781
Home Furnishings - 0.06%
Tempur Sealy International Inc
3.88%, 10/15/2031
(g)
1,475 1,104
4.00%, 04/15/2029
(g)
1,081 887
$ 1,991
Housewares - 0.36%
CD&R Smokey Buyer Inc
6.75%, 07/15/2025
(g)
4,563 4,361
Newell Brands Inc
4.00%, 12/01/2024 200 193
4.88%, 06/01/2025 565 542
5.20%, 04/01/2026 1,551 1,464
6.37%, 04/01/2036 3,245 2,545
6.38%, 09/15/2027
(h)
786 736
6.50%, 04/01/2046 314 221
Scotts Miracle-Gro Co/The
4.00%, 04/01/2031 592 441
4.50%, 10/15/2029 204 161
5.25%, 12/15/2026
(h)
187 174
SWF Escrow Issuer Corp
6.50%, 10/01/2029
(g)
740 438
$ 11,276
Insurance - 4.03%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(g)
3,260 2,673
6.00%, 08/01/2029
(g)
540 436
7.00%, 11/15/2025
(g)
24,436 23,692
10.13%, 08/01/2026
(g)
497 500
Alliant Holdings Intermediate LLC / Alliant
Holdings Co-Issuer
4.25%, 10/15/2027
(g)
14,242 12,521
5.88%, 11/01/2029
(g)
485 403
6.75%, 10/15/2027
(g)
5,367 4,902
AmWINS Group Inc
4.88%, 06/30/2029
(g)
16,798 14,380
Assurant Inc
7.00%, 03/27/2048
(h),(k)
415 397
3 Month USD LIBOR + 4.14%

Schedule of Investments
High Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
AssuredPartners Inc
5.63%, 01/15/2029
(g)
$ 7,313 $ 6,203
7.00%, 08/15/2025
(g)
17,154 16,826
BroadStreet Partners Inc
5.88%, 04/15/2029
(g)
790 689
Constellation Insurance Inc
6.63%, 05/01/2031
(g),(h)
580 502
6.80%, 01/24/2030
(g)
135 116
Genworth Holdings Inc
6.50%, 06/15/2034 755 656
Global Atlantic Fin Co
4.70%, 10/15/2051
(g),(k)
952 662
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.80%
GTCR AP Finance Inc
8.00%, 05/15/2027
(g)
8,414 8,193
HUB International Ltd
5.63%, 12/01/2029
(g)
1,983 1,708
7.00%, 05/01/2026
(g)
20,253 19,714
7.25%, 06/15/2030
(g)
900 878
Jones Deslauriers Insurance Management Inc
8.50%, 03/15/2030
(g)
5,595 5,496
10.50%, 12/15/2030
(g)
265 263
Liberty Mutual Group Inc
4.13%, 12/15/2051
(g),(k)
580 460
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.32%
4.30%, 02/01/2061
(g)
661 345
7.80%, 03/07/2087
(g)
505 486
3 Month USD LIBOR + 3.58%
MGIC Investment Corp
5.25%, 08/15/2028 800 735
NMI Holdings Inc
7.38%, 06/01/2025
(g)
440 440
Ryan Specialty LLC
4.38%, 02/01/2030
(g)
1,344 1,151
Sagicor Financial Co Ltd
5.30%, 05/13/2028
(g),(h)
720 670
USI Inc/NY
6.88%, 05/01/2025
(g)
816 809
Wilton RE Ltd
6.00%, 10/22/2030
(g),(k),(l)
460 405
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.27%
$ 127,311
Internet - 1.67%
Acuris Finance US Inc / Acuris Finance SARL
5.00%, 05/01/2028
(g)
430 339
ANGI Group LLC
3.88%, 08/15/2028
(g),(h)
639 479
Arches Buyer Inc
4.25%, 06/01/2028
(g)
1,010 837
6.13%, 12/01/2028
(g)
6,796 5,489
Cablevision Lightpath LLC
3.88%, 09/15/2027
(g)
6,479 5,270
5.63%, 09/15/2028
(g)
6,488 4,855
Cars.com Inc
6.38%, 11/01/2028
(g)
647 576
Cogent Communications Group Inc
3.50%, 05/01/2026
(g)
829 750
7.00%, 06/15/2027
(g)
736 696
Gen Digital Inc
5.00%, 04/15/2025
(g)
1,075 1,041
6.75%, 09/30/2027
(g)
1,825 1,776
7.13%, 09/30/2030
(g),(h)
11,775 11,455
Getty Images Inc
9.75%, 03/01/2027
(g)
268 264
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Go Daddy Operating Co LLC / GD Finance Co Inc
3.50%, 03/01/2029
(g)
$ 665 $ 558
5.25%, 12/01/2027
(g)
995 932
GrubHub Holdings Inc
5.50%, 07/01/2027
(g)
576 424
ION Trading Technologies Sarl
5.75%, 05/15/2028
(g)
520 432
Match Group Holdings II LLC
3.63%, 10/01/2031
(g)
415 319
4.13%, 08/01/2030
(g)
500 406
4.63%, 06/01/2028
(g)
505 453
5.00%, 12/15/2027
(g)
515 475
5.63%, 02/15/2029
(g)
369 333
Millennium Escrow Corp
6.63%, 08/01/2026
(g)
850 631
Newfold Digital Holdings Group Inc
6.00%, 02/15/2029
(g)
1,815 1,193
Northwest Fiber LLC / Northwest Fiber Finance
Sub Inc
4.75%, 04/30/2027
(g)
315 281
6.00%, 02/15/2028
(g)
123 101
10.75%, 06/01/2028
(g)
440 419
Rakuten Group Inc
5.13%, 04/22/2026
(g),(k),(l)
1,171 835
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.58%
6.25%, 04/22/2031
(g),(h),(k),(l)
1,370 837
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.96%
10.25%, 11/30/2024
(g)
1,214 1,226
TripAdvisor Inc
7.00%, 07/15/2025
(g)
725 718
Uber Technologies Inc
4.50%, 08/15/2029
(g)
1,065 939
6.25%, 01/15/2028
(g)
1,270 1,222
7.50%, 05/15/2025
(g)
752 753
7.50%, 09/15/2027
(g)
2,667 2,674
8.00%, 11/01/2026
(g)
2,199 2,215
Ziff Davis Inc
4.63%, 10/15/2030
(g)
585 490
$ 52,693
Investment Companies - 0.46%
Compass Group Diversified Holdings LLC
5.00%, 01/15/2032
(g)
355 279
5.25%, 04/15/2029
(g)
1,180 1,008
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 8,344 6,425
4.75%, 09/15/2024 1,295 1,242
5.25%, 05/15/2027 4,224 3,616
6.25%, 05/15/2026 1,435 1,312
6.38%, 12/15/2025 830 781
$ 14,663
Iron & Steel - 1.25%
Allegheny Ludlum LLC
6.95%, 12/15/2025 170 169
ATI Inc
4.88%, 10/01/2029 383 326
5.13%, 10/01/2031 268 221
5.88%, 12/01/2027 405 376
Baffinland Iron Mines Corp / Baffinland Iron Mines
LP
8.75%, 07/15/2026
(g)
19,049 18,310
Big River Steel LLC / BRS Finance Corp
6.63%, 01/31/2029
(g)
4,951 4,890

Schedule of Investments
High Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel (continued)
Carpenter Technology Corp
6.38%, 07/15/2028 $ 369 $ 351
7.63%, 03/15/2030 365 360
Cleveland-Cliffs Inc
4.63%, 03/01/2029
(g)
435 375
4.88%, 03/01/2031
(g),(h)
221 182
5.88%, 06/01/2027 566 539
6.25%, 10/01/2040 123 101
6.75%, 03/15/2026
(g)
404 402
6.75%, 04/15/2030
(g)
79 73
Commercial Metals Co
3.88%, 02/15/2031 3 3
4.13%, 01/15/2030 465 393
4.38%, 03/15/2032 425 342
Infrabuild Australia Pty Ltd
12.00%, 10/01/2024
(g)
295 291
Mineral Resources Ltd
8.00%, 11/01/2027
(g)
500 483
8.13%, 05/01/2027
(g)
1,075 1,046
8.50%, 05/01/2030
(g)
600 575
Specialty Steel
15.53%, 11/15/2026
(e),(f)
8,680 8,680
TMS International Corp/DE
6.25%, 04/15/2029
(g)
608 480
United States Steel Corp
6.88%, 03/01/2029
(h)
460 447
$ 39,415
Leisure Products & Services - 1.57%
Acushnet Co
7.38%, 10/15/2028
(g)
337 338
Carnival Corp
4.00%, 08/01/2028
(g)
1,455 1,266
5.75%, 03/01/2027
(g)
14,885 13,290
6.00%, 05/01/2029
(g)
1,738 1,468
6.65%, 01/15/2028 689 580
7.00%, 08/15/2029
(g)
364 357
7.63%, 03/01/2026
(g),(h)
1,195 1,162
9.88%, 08/01/2027
(g)
681 710
10.50%, 06/01/2030
(g),(h)
400 406
Carnival Holdings Bermuda Ltd
10.38%, 05/01/2028
(g)
2,046 2,181
ClubCorp Holdings Inc
8.50%, 09/15/2025
(g)
680 576
Life Time Inc
5.75%, 01/15/2026
(g)
1,445 1,399
8.00%, 04/15/2026
(g)
465 453
Lindblad Expeditions Holdings Inc
9.00%, 05/15/2028
(g)
300 289
Lindblad Expeditions LLC
6.75%, 02/15/2027
(g),(h)
200 182
MajorDrive Holdings IV LLC
6.38%, 06/01/2029
(g)
1,090 845
NCL Corp Ltd
3.63%, 12/15/2024
(g)
505 478
5.88%, 03/15/2026
(g)
2,085 1,871
5.88%, 02/15/2027
(g)
940 865
7.75%, 02/15/2029
(g)
963 841
8.13%, 01/15/2029
(g)
1,202 1,174
8.38%, 02/01/2028
(g)
540 535
NCL Finance Ltd
6.13%, 03/15/2028
(g)
545 456
Royal Caribbean Cruises Ltd
3.70%, 03/15/2028 810 690
4.25%, 07/01/2026
(g)
920 846
5.38%, 07/15/2027
(g)
900 829
5.50%, 08/31/2026
(g)
1,060 1,000
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Leisure Products & Services (continued)
Royal Caribbean Cruises Ltd   (continued)
5.50%, 04/01/2028
(g)
$ 5,130 $ 4,678
7.25%, 01/15/2030
(g)
565 557
7.50%, 10/15/2027 650 640
8.25%, 01/15/2029
(g)
1,736 1,780
9.25%, 01/15/2029
(g)
1,153 1,204
11.50%, 06/01/2025
(g)
505 534
11.63%, 08/15/2027
(g)
1,795 1,947
Viking Cruises Ltd
5.88%, 09/15/2027
(g)
11 10
6.25%, 05/15/2025
(g)
628 611
7.00%, 02/15/2029
(g)
381 345
9.13%, 07/15/2031
(g)
1,034 1,016
Viking Ocean Cruises Ship VII Ltd
5.63%, 02/15/2029
(g)
330 292
Vista Outdoor Inc
4.50%, 03/15/2029
(g)
495 461
VOC Escrow Ltd
5.00%, 02/15/2028
(g)
545 490
$ 49,652
Lodging - 2.17%
Boyd Gaming Corp
4.75%, 12/01/2027
(h)
970 883
4.75%, 06/15/2031
(g)
15,096 12,529
Full House Resorts Inc
8.25%, 02/15/2028
(g)
1,700 1,431
Genting New York LLC / GENNY Capital Inc
3.30%, 02/15/2026
(g)
595 531
Hilton Domestic Operating Co Inc
3.63%, 02/15/2032
(g)
2,435 1,925
3.75%, 05/01/2029
(g)
1,210 1,042
4.00%, 05/01/2031
(g)
1,720 1,424
4.88%, 01/15/2030 1,510 1,356
5.38%, 05/01/2025
(g)
690 678
5.75%, 05/01/2028
(g)
912 874
Hilton Grand Vacations Borrower Escrow LLC /
Hilton Grand Vacations Borrower Escrow Inc
4.88%, 07/01/2031
(g)
682 540
5.00%, 06/01/2029
(g)
746 625
Hilton Worldwide Finance LLC / Hilton Worldwide
Finance Corp
4.88%, 04/01/2027 649 612
Las Vegas Sands Corp
2.90%, 06/25/2025 939 882
3.50%, 08/18/2026 1,898 1,737
3.90%, 08/08/2029 1,319 1,139
Marriott Ownership Resorts Inc
4.50%, 06/15/2029
(g),(h)
579 476
4.75%, 01/15/2028 380 327
Melco Resorts Finance Ltd
4.88%, 06/06/2025 1,249 1,173
5.38%, 12/04/2029
(g)
2,215 1,753
5.75%, 07/21/2028
(g)
1,205 1,018
MGM China Holdings Ltd
4.75%, 02/01/2027
(g)
860 756
5.25%, 06/18/2025
(g)
620 590
5.88%, 05/15/2026
(g),(h)
1,600 1,492
MGM Resorts International
4.63%, 09/01/2026 511 475
4.75%, 10/15/2028 925 807
5.50%, 04/15/2027 843 786
5.75%, 06/15/2025 700 684
6.75%, 05/01/2025 800 796
Station Casinos LLC
4.50%, 02/15/2028
(g)
965 833
4.63%, 12/01/2031
(g)
19,765 15,605

Schedule of Investments
High Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging (continued)
Studio City Co Ltd
7.00%, 02/15/2027
(g)
$ 360 $ 333
Studio City Finance Ltd
5.00%, 01/15/2029
(g)
1,670 1,199
6.00%, 07/15/2025
(g)
595 561
6.50%, 01/15/2028
(g)
1,879 1,534
Travel + Leisure Co
4.50%, 12/01/2029
(g)
705 581
4.63%, 03/01/2030
(g)
337 276
6.00%, 04/01/2027 739 690
6.63%, 07/31/2026
(g)
921 899
Wyndham Hotels & Resorts Inc
4.38%, 08/15/2028
(g)
545 481
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp
5.25%, 05/15/2027
(g)
929 858
5.50%, 03/01/2025
(g)
774 760
Wynn Macau Ltd
4.88%, 10/01/2024
(g)
635 617
5.13%, 12/15/2029
(g)
1,085 852
5.50%, 01/15/2026
(g)
1,150 1,068
5.50%, 10/01/2027
(g)
730 635
5.63%, 08/26/2028
(g)
1,560 1,309
$ 68,432
Machinery - Construction & Mining - 0.08%
BWX Technologies Inc
4.13%, 06/30/2028
(g)
657 578
4.13%, 04/15/2029
(g)
410 351
Manitowoc Co Inc/The
9.00%, 04/01/2026
(g),(h)
225 220
Terex Corp
5.00%, 05/15/2029
(g)
756 662
Vertiv Group Corp
4.13%, 11/15/2028
(g)
1,000 874
$ 2,685
Machinery - Diversified - 1.06%
ATS Corp
4.13%, 12/15/2028
(g)
346 297
Chart Industries Inc
7.50%, 01/01/2030
(g)
8,457 8,304
9.50%, 01/01/2031
(g)
8,070 8,312
GrafTech Finance Inc
4.63%, 12/15/2028
(g)
628 460
Husky III Holding Ltd
13.00%, PIK 13.75%; 02/15/2025
(g),(i),(j)
573 552
Mueller Water Products Inc
4.00%, 06/15/2029
(g)
340 291
OT Merger Corp
7.88%, 10/15/2029
(g)
325 193
SPX FLOW Inc
8.75%, 04/01/2030
(g)
81 74
Titan Acquisition Ltd / Titan Co-Borrower LLC
7.75%, 04/15/2026
(g)
13,769 12,807
TK Elevator Holdco GmbH
7.63%, 07/15/2028
(g)
470 424
TK Elevator US Newco Inc
5.25%, 07/15/2027
(g)
1,832 1,668
$ 33,382
Media - 5.61%
Altice Financing SA
5.00%, 01/15/2028
(g)
1,111 904
5.75%, 08/15/2029
(g)
2,443 1,889
AMC Networks Inc
4.25%, 02/15/2029 1,505 925
4.75%, 08/01/2025 1,120 1,020
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Audacy Capital Corp
6.50%, 05/01/2027
(g)
$ 277 $ 3
6.75%, 03/31/2029
(g)
365 5
Beasley Mezzanine Holdings LLC
8.63%, 02/01/2026
(g)
360 238
Belo Corp
7.25%, 09/15/2027 390 372
Block Communications Inc
4.88%, 03/01/2028
(g)
17 14
Cable One Inc
4.00%, 11/15/2030
(g),(h)
990 738
CCO Holdings LLC / CCO Holdings Capital Corp
4.25%, 02/01/2031
(g)
10,190 7,930
4.25%, 01/15/2034
(g)
6,310 4,558
4.50%, 08/15/2030
(g)
3,065 2,458
4.50%, 05/01/2032 8,072 6,180
4.50%, 06/01/2033
(g)
2,122 1,583
4.75%, 03/01/2030
(g)
8,845 7,296
4.75%, 02/01/2032
(g)
1,740 1,358
5.00%, 02/01/2028
(g)
4,050 3,637
5.13%, 05/01/2027
(g)
4,353 4,007
5.38%, 06/01/2029
(g)
4,882 4,273
5.50%, 05/01/2026
(g)
1,180 1,125
6.38%, 09/01/2029
(g)
1,677 1,535
7.38%, 03/01/2031
(g),(h)
200 189
CSC Holdings LLC
3.38%, 02/15/2031
(g)
880 563
4.13%, 12/01/2030
(g)
3,690 2,472
4.50%, 11/15/2031
(g)
1,110 733
4.63%, 12/01/2030
(g)
12,605 6,392
5.00%, 11/15/2031
(g)
270 138
5.38%, 02/01/2028
(g)
900 717
5.50%, 04/15/2027
(g)
1,200 1,003
5.75%, 01/15/2030
(g)
2,567 1,343
6.50%, 02/01/2029
(g)
1,793 1,418
7.50%, 04/01/2028
(g)
3,600 2,308
11.25%, 05/15/2028
(g)
1,045 997
Cumulus Media New Holdings Inc
6.75%, 07/01/2026
(g),(h)
516 369
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(g)
5,044 4,420
DISH DBS Corp
5.13%, 06/01/2029 1,340 690
5.25%, 12/01/2026
(g)
1,910 1,541
5.75%, 12/01/2028
(g)
2,305 1,674
5.88%, 11/15/2024 1,384 1,270
7.38%, 07/01/2028 9,009 5,087
7.75%, 07/01/2026 6,652 4,457
DISH Network Corp
11.75%, 11/15/2027
(g)
2,858 2,831
Gannett Holdings LLC
6.00%, 11/01/2026
(g)
375 315
GCI LLC
4.75%, 10/15/2028
(g)
520 446
Gray Escrow II Inc
5.38%, 11/15/2031
(g)
900 567
Gray Television Inc
4.75%, 10/15/2030
(g)
1,212 777
5.88%, 07/15/2026
(g)
370 329
7.00%, 05/15/2027
(g)
435 369
Historic TW Inc
8.30%, 01/15/2036
(i)
13 13

Schedule of Investments
High Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
iHeartCommunications Inc
4.75%, 01/15/2028
(g)
$ 570 $ 403
5.25%, 08/15/2027
(g)
821 602
6.38%, 05/01/2026 1,002 817
8.38%, 05/01/2027 274 168
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029
(g)
1,061 826
6.75%, 10/15/2027
(g)
1,265 1,145
Liberty Interactive LLC
8.25%, 02/01/2030 657 169
8.50%, 07/15/2029 331 87
McGraw-Hill Education Inc
5.75%, 08/01/2028
(g)
750 632
8.00%, 08/01/2029
(g)
856 705
Midcontinent Communications / Midcontinent
Finance Corp
5.38%, 08/15/2027
(g)
1,305 1,184
News Corp
3.88%, 05/15/2029
(g)
1,275 1,091
5.13%, 02/15/2032
(g)
660 570
Nexstar Media Inc
4.75%, 11/01/2028
(g)
1,517 1,274
5.63%, 07/15/2027
(g)
9,528 8,575
Paramount Global
6.25%, 02/28/2057
(k)
1,412 1,013
3 Month USD LIBOR + 3.90%
6.38%, 03/30/2062
(k)
1,250 920
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.00%
Radiate Holdco LLC / Radiate Finance Inc
4.50%, 09/15/2026
(g)
996 762
6.50%, 09/15/2028
(g)
6,625 3,279
Scripps Escrow II Inc
3.88%, 01/15/2029
(g)
443 336
5.38%, 01/15/2031
(g),(h)
3,223 2,001
Scripps Escrow Inc
5.88%, 07/15/2027
(g)
288 215
Sinclair Television Group Inc
4.13%, 12/01/2030
(g)
535 338
5.13%, 02/15/2027
(g)
18 14
5.50%, 03/01/2030
(g)
100 54
Sirius XM Radio Inc
3.13%, 09/01/2026
(g)
1,178 1,056
3.88%, 09/01/2031
(g)
6,550 4,934
4.00%, 07/15/2028
(g)
5,005 4,256
4.13%, 07/01/2030
(g)
6,030 4,788
5.00%, 08/01/2027
(g)
1,645 1,508
5.50%, 07/01/2029
(g)
1,322 1,171
Spanish Broadcasting System Inc
9.75%, 03/01/2026
(g)
315 194
SportsNet New York
10.25%, 01/15/2025
(e),(f)
4,130 3,924
TEGNA Inc
4.63%, 03/15/2028 1,609 1,388
4.75%, 03/15/2026
(g)
658 614
5.00%, 09/15/2029 1,785 1,495
Telenet Finance Luxembourg Notes Sarl
5.50%, 03/01/2028
(g)
1,400 1,249
Townsquare Media Inc
6.88%, 02/01/2026
(g)
350 324
Univision Communications Inc
4.50%, 05/01/2029
(g)
1,350 1,073
5.13%, 02/15/2025
(g)
1,177 1,149
6.63%, 06/01/2027
(g)
2,467 2,253
7.38%, 06/30/2030
(g)
1,250 1,101
8.00%, 08/15/2028
(g)
163 154
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
UPC Broadband Finco BV
4.88%, 07/15/2031
(g)
$ 1,360 $ 1,086
UPC Holding BV
5.50%, 01/15/2028
(g)
455 397
Urban One Inc
7.38%, 02/01/2028
(g)
1,250 1,028
Videotron Ltd
3.63%, 06/15/2029
(g),(h)
985 830
5.13%, 04/15/2027
(g)
838 780
Virgin Media Finance PLC
5.00%, 07/15/2030
(g)
12,546 9,863
Virgin Media Secured Finance PLC
4.50%, 08/15/2030
(g)
950 783
5.50%, 05/15/2029
(g)
1,675 1,483
Virgin Media Vendor Financing Notes IV DAC
5.00%, 07/15/2028
(g)
660 560
VZ Secured Financing BV
5.00%, 01/15/2032
(g)
2,345 1,779
Warner Media LLC
7.63%, 04/15/2031 300 307
Ziggo Bond Co BV
5.13%, 02/28/2030
(g)
755 550
6.00%, 01/15/2027
(g)
1,625 1,489
Ziggo BV
4.88%, 01/15/2030
(g)
1,275 1,018
$ 177,240
Metal Fabrication & Hardware - 0.05%
Advanced Drainage Systems Inc
6.38%, 06/15/2030
(g)
575 543
Park-Ohio Industries Inc
6.63%, 04/15/2027 756 656
Roller Bearing Co of America Inc
4.38%, 10/15/2029
(g)
575 487
$ 1,686
Mining - 1.51%
AngloGold Ashanti Holdings PLC
6.50%, 04/15/2040 350 302
Arsenal AIC Parent LLC
8.00%, 10/01/2030
(g)
6,597 6,515
Century Aluminum Co
7.50%, 04/01/2028
(g),(h)
11,395 10,751
Coeur Mining Inc
5.13%, 02/15/2029
(g),(h)
752 626
Compass Minerals International Inc
6.75%, 12/01/2027
(g)
953 898
Constellium SE
3.75%, 04/15/2029
(g)
5,425 4,466
5.63%, 06/15/2028
(g)
1,055 965
5.88%, 02/15/2026
(g)
1,310 1,256
FMG Resources August 2006 Pty Ltd
4.38%, 04/01/2031
(g)
2,435 1,962
4.50%, 09/15/2027
(g)
833 750
5.88%, 04/15/2030
(g)
360 323
6.13%, 04/15/2032
(g)
919 811
Hecla Mining Co
7.25%, 02/15/2028 740 707
Hudbay Minerals Inc
4.50%, 04/01/2026 1,350 1,256
6.13%, 04/01/2029 630 564
JW Aluminum Continuous Cast Co
10.25%, 06/01/2026
(g)
435 431
Kaiser Aluminum Corp
4.50%, 06/01/2031
(g)
841 621
4.63%, 03/01/2028
(g)
45 37
New Gold Inc
7.50%, 07/15/2027
(g)
359 337

Schedule of Investments
High Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Northwest Acquisitions ULC / Dominion Finco Inc
0.00%, 11/01/2022
(d),(g)
$ 15,820 $ 2
Novelis Corp
3.25%, 11/15/2026
(g)
585 521
3.88%, 08/15/2031
(g)
3,975 3,104
4.75%, 01/30/2030
(g)
11,290 9,580
Perenti Finance Pty Ltd
6.50%, 10/07/2025
(g)
615 599
Taseko Mines Ltd
7.00%, 02/15/2026
(g)
430 390
$ 47,774
Miscellaneous Manufacturers - 0.16%
Amsted Industries Inc
4.63%, 05/15/2030
(g)
470 379
5.63%, 07/01/2027
(g)
600 552
EnPro Industries Inc
5.75%, 10/15/2026 11 10
FXI Holdings Inc
12.25%, 11/15/2026
(g)
1,651 1,367
Gates Global LLC / Gates Corp
6.25%, 01/15/2026
(g)
680 666
Hillenbrand Inc
3.75%, 03/01/2031 18 14
5.00%, 09/15/2026 815 782
5.75%, 06/15/2025 327 320
LSB Industries Inc
6.25%, 10/15/2028
(g)
730 648
Trinity Industries Inc
4.55%, 10/01/2024 11 11
7.75%, 07/15/2028
(g)
300 296
$ 5,045
Office & Business Equipment - 0.10%
Pitney Bowes Inc
6.88%, 03/15/2027
(g),(h)
11 9
7.25%, 03/15/2029
(g)
654 491
Xerox Corp
4.80%, 03/01/2035 650 394
6.75%, 12/15/2039 490 319
Xerox Holdings Corp
5.00%, 08/15/2025
(g)
1,206 1,109
5.50%, 08/15/2028
(g)
1,095 846
$ 3,168
Office Furnishings - 0.04%
Steelcase Inc
5.13%, 01/18/2029 1,453 1,280
Oil & Gas - 4.77%
Aethon United BR LP / Aethon United Finance Corp
8.25%, 02/15/2026
(g)
1,080 1,073
Antero Resources Corp
7.63%, 02/01/2029
(g)
524 531
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
5.88%, 06/30/2029
(g)
230 203
7.00%, 11/01/2026
(g)
530 512
8.25%, 12/31/2028
(g)
1,363 1,353
Athabasca Oil Corp
9.75%, 11/01/2026
(g)
301 310
Baytex Energy Corp
8.50%, 04/30/2030
(g)
1,285 1,273
8.75%, 04/01/2027
(g)
950 957
Berry Petroleum Co LLC
7.00%, 02/15/2026
(g)
465 446
California Resources Corp
7.13%, 02/01/2026
(g)
680 683
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Callon Petroleum Co
6.38%, 07/01/2026
(h)
$ 275 $ 269
7.50%, 06/15/2030
(g),(h)
3,790 3,671
8.00%, 08/01/2028
(g)
509 503
Calumet Specialty Products Partners LP / Calumet
Finance Corp
8.13%, 01/15/2027
(g)
476 444
9.75%, 07/15/2028
(g),(h)
336 314
11.00%, 04/15/2025
(g)
11 11
Chesapeake Energy Corp
5.50%, 02/01/2026
(g)
600 582
5.88%, 02/01/2029
(g)
554 522
6.75%, 04/15/2029
(g)
2,905 2,842
Chord Energy Corp
6.38%, 06/01/2026
(g)
684 672
Civitas Resources Inc
5.00%, 10/15/2026
(g)
1,160 1,085
8.38%, 07/01/2028
(g)
1,570 1,580
8.63%, 11/01/2030
(g)
4,345 4,422
8.75%, 07/01/2031
(g)
2,260 2,281
CNX Resources Corp
6.00%, 01/15/2029
(g)
2,020 1,852
7.25%, 03/14/2027
(g)
585 576
7.38%, 01/15/2031
(g),(h)
5,710 5,455
Comstock Resources Inc
5.88%, 01/15/2030
(g)
16,835 14,394
6.75%, 03/01/2029
(g)
5,809 5,286
Crescent Energy Finance LLC
7.25%, 05/01/2026
(g)
515 499
9.25%, 02/15/2028
(g)
717 722
CrownRock LP / CrownRock Finance Inc
5.00%, 05/01/2029
(g)
321 303
5.63%, 10/15/2025
(g)
1,340 1,318
CVR Energy Inc
5.25%, 02/15/2025
(g)
1,060 1,040
5.75%, 02/15/2028
(g)
300 270
Earthstone Energy Holdings LLC
8.00%, 04/15/2027
(g)
500 507
9.88%, 07/15/2031
(g)
1,767 1,903
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/2028
(g)
850 829
Endeavor Energy Resources LP / EER Finance Inc
5.75%, 01/30/2028
(g)
1,327 1,273
Energy Ventures Gom LLC / EnVen Finance Corp
11.75%, 04/15/2026
(g)
167 173
Global Marine Inc
7.00%, 06/01/2028 500 419
Greenfire Resources Ltd
12.00%, 10/01/2028
(g)
430 428
Gulfport Energy Corp
8.00%, 05/17/2026 680 679
Harbour Energy PLC
5.50%, 10/15/2026
(g)
655 607
Hilcorp Energy I LP / Hilcorp Finance Co
5.75%, 02/01/2029
(g)
940 846
6.00%, 04/15/2030
(g)
3,260 2,894
6.00%, 02/01/2031
(g)
3,272 2,866
6.25%, 11/01/2028
(g)
775 725
6.25%, 04/15/2032
(g)
5,022 4,386
Ithaca Energy North Sea PLC
9.00%, 07/15/2026
(g)
535 514
Magnolia Oil & Gas Operating LLC / Magnolia Oil
& Gas Finance Corp
6.00%, 08/01/2026
(g)
374 359

Schedule of Investments
High Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Matador Resources Co
5.88%, 09/15/2026 $ 1,130 $ 1,089
6.88%, 04/15/2028
(g)
350 343
MEG Energy Corp
5.88%, 02/01/2029
(g)
3,395 3,173
7.13%, 02/01/2027
(g)
465 468
Moss Creek Resources Holdings Inc
7.50%, 01/15/2026
(g)
1,671 1,596
10.50%, 05/15/2027
(g)
660 653
Murphy Oil Corp
5.87%, 12/01/2042 245 188
5.88%, 12/01/2027 771 741
6.38%, 07/15/2028 714 691
7.05%, 05/01/2029 95 93
Nabors Industries Inc
5.75%, 02/01/2025 1,295 1,256
7.38%, 05/15/2027
(g)
1,555 1,446
Nabors Industries Ltd
7.25%, 01/15/2026
(g)
645 606
7.50%, 01/15/2028
(g)
820 724
Neptune Energy Bondco PLC
6.63%, 05/15/2025
(g)
1,275 1,262
Northern Oil and Gas Inc
8.13%, 03/01/2028
(g)
1,291 1,275
Parkland Corp
4.50%, 10/01/2029
(g)
868 747
4.63%, 05/01/2030
(g)
315 269
5.88%, 07/15/2027
(g)
75 72
PBF Holding Co LLC / PBF Finance Corp
6.00%, 02/15/2028 525 483
7.88%, 09/15/2030
(g)
1,376 1,328
Permian Resources Operating LLC
5.38%, 01/15/2026
(g)
335 322
5.88%, 07/01/2029
(g)
2,398 2,232
6.88%, 04/01/2027
(g)
200 196
7.75%, 02/15/2026
(g)
323 323
Petrofac Ltd
9.75%, 11/15/2026
(g)
797 542
Precision Drilling Corp
6.88%, 01/15/2029
(g),(h)
190 176
7.13%, 01/15/2026
(g)
225 222
Puma International Financing SA
5.00%, 01/24/2026
(g)
2,330 2,086
Range Resources Corp
4.75%, 02/15/2030
(g)
1,130 1,004
4.88%, 05/15/2025 350 340
8.25%, 01/15/2029 435 444
Rockcliff Energy II LLC
5.50%, 10/15/2029
(g)
800 722
SM Energy Co
5.63%, 06/01/2025 145 141
6.63%, 01/15/2027 11 11
6.75%, 09/15/2026 375 368
Southwestern Energy Co
4.75%, 02/01/2032 795 684
5.38%, 02/01/2029 535 494
5.38%, 03/15/2030 1,039 953
5.70%, 01/23/2025 173 171
8.38%, 09/15/2028 165 170
Strathcona Resources Ltd/Alberta
6.88%, 08/01/2026
(g)
1,190 1,098
Sunoco LP / Sunoco Finance Corp
4.50%, 05/15/2029 1,365 1,182
4.50%, 04/30/2030 5,125 4,377
5.88%, 03/15/2028 4,337 4,102
6.00%, 04/15/2027 788 759
7.00%, 09/15/2028
(g)
680 662
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Talos Production Inc
12.00%, 01/15/2026 $ 998 $ 1,037
Teine Energy Ltd
6.88%, 04/15/2029
(g)
4,907 4,545
Transocean Aquila Ltd
8.00%, 09/30/2028
(g)
337 332
Transocean Inc
6.80%, 03/15/2038 4,325 3,087
7.25%, 11/01/2025
(g)
1,085 1,059
7.50%, 01/15/2026
(g)
42 40
7.50%, 04/15/2031 750 606
8.00%, 02/01/2027
(g)
44 41
8.75%, 02/15/2030
(g)
4,491 4,477
9.35%, 12/15/2041 400 327
11.50%, 01/30/2027
(g)
1,445 1,504
Transocean Poseidon Ltd
6.88%, 02/01/2027
(g)
509 498
Transocean Titan Financing Ltd
8.38%, 02/01/2028
(g)
360 361
Valaris Ltd
8.38%, 04/30/2030
(g)
478 469
Vermilion Energy Inc
5.63%, 03/15/2025
(g)
369 360
6.88%, 05/01/2030
(g)
645 602
Viper Energy Partners LP
5.38%, 11/01/2027
(g)
620 588
7.38%, 11/01/2031
(g)
6,675 6,658
Vital Energy Inc
7.75%, 07/31/2029
(g)
335 303
9.50%, 01/15/2025 420 422
9.75%, 10/15/2030 1,200 1,176
10.13%, 01/15/2028 1,811 1,816
W&T Offshore Inc
11.75%, 02/01/2026
(g)
410 422
$ 150,676
Oil & Gas Services - 0.28%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(g)
985 915
6.88%, 04/01/2027
(g)
435 418
Bristow Group Inc
6.88%, 03/01/2028
(g)
415 384
CGG SA
8.75%, 04/01/2027
(g),(h)
414 365
CSI Compressco LP / CSI Compressco Finance Inc
7.50%, 04/01/2025
(g)
25 24
Enerflex Ltd
9.00%, 10/15/2027
(g)
730 664
KCA Deutag UK Finance PLC
9.88%, 12/01/2025
(g)
886 891
KLX Energy Services Holdings Inc
11.50%, 11/01/2025
(g)
455 450
Oceaneering International Inc
6.00%, 02/01/2028 479 440
6.00%, 02/01/2028
(g)
946 868
TechnipFMC PLC
6.50%, 02/01/2026
(g)
50 49
Telford Offshore Ltd
12.00%, PIK 12.00%
(i),(j),(l)
450 7
USA Compression Partners LP / USA Compression
Finance Corp
6.88%, 04/01/2026 807 784
6.88%, 09/01/2027 754 722
Weatherford International Ltd
6.50%, 09/15/2028
(g)
74 74
8.63%, 04/30/2030
(g)
1,815 1,834
$ 8,889

Schedule of Investments
High Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers - 2.54%
ARD Finance SA
6.50%, PIK 7.25%; 06/30/2027
(g),(i),(j)
$ 1,027 $ 598
Ardagh Metal Packaging Finance USA LLC /
Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028
(g)
1,128 919
4.00%, 09/01/2029
(g),(h)
22,079 16,561
6.00%, 06/15/2027
(g)
785 742
Ardagh Packaging Finance PLC / Ardagh Holdings
USA Inc
4.13%, 08/15/2026
(g)
1,680 1,483
5.25%, 04/30/2025
(g)
1,495 1,440
5.25%, 08/15/2027
(g)
394 286
5.25%, 08/15/2027
(g)
1,070 778
Ball Corp
2.88%, 08/15/2030 1,825 1,424
3.13%, 09/15/2031
(h)
1,370 1,061
4.88%, 03/15/2026 1,140 1,095
5.25%, 07/01/2025 885 871
6.00%, 06/15/2029 2,486 2,384
Berry Global Inc
4.50%, 02/15/2026
(g)
296 279
5.63%, 07/15/2027
(g)
500 477
Cascades Inc/Cascades USA Inc
5.38%, 01/15/2028
(g)
511 462
Clearwater Paper Corp
4.75%, 08/15/2028
(g)
19 17
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/2029
(g)
830 754
8.75%, 04/15/2030
(g)
1,070 853
Crown Americas LLC
5.25%, 04/01/2030 540 488
Crown Americas LLC / Crown Americas Capital
Corp V
4.25%, 09/30/2026 645 610
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02/01/2026 970 933
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 654 664
Graham Packaging Co Inc
7.13%, 08/15/2028
(g)
625 479
Graphic Packaging International LLC
3.50%, 03/15/2028
(g)
11 9
3.50%, 03/01/2029
(g)
576 478
3.75%, 02/01/2030
(g)
11 9
Intelligent Packaging Ltd Finco Inc / Intelligent
Packaging Ltd Co-Issuer LLC
6.00%, 09/15/2028
(g)
6,256 5,127
LABL Inc
5.88%, 11/01/2028
(g)
1,300 1,100
6.75%, 07/15/2026
(g)
820 754
8.25%, 11/01/2029
(g)
545 405
9.50%, 11/01/2028
(g)
492 475
10.50%, 07/15/2027
(g)
925 801
Mauser Packaging Solutions Holding Co
7.88%, 08/15/2026
(g)
3,498 3,276
9.25%, 04/15/2027
(g)
1,589 1,323
OI European Group BV
4.75%, 02/15/2030
(g)
282 240
Owens-Brockway Glass Container Inc
6.38%, 08/15/2025
(g)
243 237
6.63%, 05/13/2027
(g)
415 394
7.25%, 05/15/2031
(g)
500 457
Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen
Group Issuer LLC
4.00%, 10/15/2027
(g),(h)
1,275 1,112
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Pactiv Evergreen Group Issuer LLC / Pactiv
Evergreen Group Issuer Inc
4.38%, 10/15/2028
(g)
$ 685 $ 583
Pactiv LLC
7.95%, 12/15/2025 124 122
8.38%, 04/15/2027 150 146
Sealed Air Corp
4.00%, 12/01/2027
(g)
650 571
5.00%, 04/15/2029
(g)
603 535
5.13%, 12/01/2024
(g)
480 470
5.50%, 09/15/2025
(g)
872 843
6.88%, 07/15/2033
(g)
790 741
Sealed Air Corp/Sealed Air Corp US
6.13%, 02/01/2028
(g)
1,115 1,061
Silgan Holdings Inc
4.13%, 02/01/2028 715 631
Trident TPI Holdings Inc
12.75%, 12/31/2028
(g)
6,150 6,285
TriMas Corp
4.13%, 04/15/2029
(g)
1,087 903
Trivium Packaging Finance BV
5.50%, 08/15/2026
(g)
16,360 14,830
8.50%, 08/15/2027
(g)
702 586
$ 80,162
Pharmaceuticals - 1.15%
180 Medical Inc
3.88%, 10/15/2029
(g)
25 21
AdaptHealth LLC
4.63%, 08/01/2029
(g)
580 434
5.13%, 03/01/2030
(g),(h)
635 481
6.13%, 08/01/2028
(g)
495 406
Bausch Health Americas Inc
8.50%, 01/31/2027
(g)
700 313
9.25%, 04/01/2026
(g)
1,556 1,364
Bausch Health Cos Inc
4.88%, 06/01/2028
(g)
1,540 768
5.00%, 01/30/2028
(g)
500 183
5.00%, 02/15/2029
(g)
500 175
5.25%, 01/30/2030
(g)
835 289
5.25%, 02/15/2031
(g)
810 284
5.50%, 11/01/2025
(g)
2,335 2,014
5.75%, 08/15/2027
(g)
900 468
6.13%, 02/01/2027
(g)
1,005 561
6.25%, 02/15/2029
(g)
1,000 365
7.00%, 01/15/2028
(g)
225 92
7.25%, 05/30/2029
(g)
400 150
9.00%, 12/15/2025
(g)
412 357
11.00%, 09/30/2028
(g)
2,351 1,434
14.00%, 10/15/2030
(g)
721 388
BellRing Brands Inc
7.00%, 03/15/2030
(g)
897 871
Cheplapharm Arzneimittel GmbH
5.50%, 01/15/2028
(g)
585 519
Elanco Animal Health Inc
6.65%, 08/28/2028 605 578
Grifols SA
3.88%, 10/15/2028
(g)
EUR 3,800 3,340
4.75%, 10/15/2028
(g)
$ 3,585 3,011
Herbalife Nutrition Ltd / HLF Financing Inc
7.88%, 09/01/2025
(g)
890 838
HLF Financing Sarl LLC / Herbalife International
Inc
4.88%, 06/01/2029
(g)
11 8
Jazz Securities DAC
4.38%, 01/15/2029
(g)
2,126 1,849

Schedule of Investments
High Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Option Care Health Inc
4.38%, 10/31/2029
(g)
$ 4,553 $ 3,805
Organon & Co / Organon Foreign Debt Co-Issuer
BV
4.13%, 04/30/2028
(g)
2,978 2,572
5.13%, 04/30/2031
(g)
2,420 1,890
Owens & Minor Inc
4.50%, 03/31/2029
(g),(h)
555 445
6.63%, 04/01/2030
(g),(h)
950 830
P&L Development LLC / PLD Finance Corp
7.75%, 11/15/2025
(g)
535 359
Perrigo Finance Unlimited Co
3.90%, 12/15/2024 744 722
4.38%, 03/15/2026 2,186 2,052
4.65%, 06/15/2030 815 681
4.90%, 12/15/2044 140 96
Prestige Brands Inc
3.75%, 04/01/2031
(g)
1,560 1,239
5.13%, 01/15/2028
(g)
280 258
$ 36,510
Pipelines - 4.88%
Antero Midstream Partners LP / Antero Midstream
Finance Corp
5.38%, 06/15/2029
(g)
880 799
5.75%, 03/01/2027
(g)
35 33
5.75%, 01/15/2028
(g)
5,725 5,367
7.88%, 05/15/2026
(g)
603 607
Blue Racer Midstream LLC / Blue Racer Finance
Corp
6.63%, 07/15/2026
(g)
580 568
7.63%, 12/15/2025
(g)
490 491
Buckeye Partners LP
4.13%, 03/01/2025
(g)
1,253 1,193
4.13%, 12/01/2027 35 30
4.35%, 10/15/2024 250 240
4.50%, 03/01/2028
(g)
5,240 4,559
5.60%, 10/15/2044 2,594 1,741
5.85%, 11/15/2043 4,490 3,173
CNX Midstream Partners LP
4.75%, 04/15/2030
(g)
8,819 7,266
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 06/15/2031
(g)
10,475 9,111
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(g)
688 662
5.75%, 04/01/2025 389 384
6.00%, 02/01/2029
(g)
1,060 1,026
7.38%, 02/01/2031
(g)
705 711
8.00%, 04/01/2029
(g)
434 444
Delek Logistics Partners LP / Delek Logistics
Finance Corp
6.75%, 05/15/2025 665 654
7.13%, 06/01/2028
(g)
556 506
DT Midstream Inc
4.13%, 06/15/2029
(g)
1,534 1,319
4.38%, 06/15/2031
(g)
1,560 1,296
EnLink Midstream LLC
5.38%, 06/01/2029 834 763
5.63%, 01/15/2028
(g)
382 360
6.50%, 09/01/2030
(g)
3,010 2,889
EnLink Midstream Partners LP
4.15%, 06/01/2025 478 460
4.85%, 07/15/2026 754 709
5.05%, 04/01/2045 250 179
5.45%, 06/01/2047 567 426
5.60%, 04/01/2044 111 87
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
EQM Midstream Partners LP
4.13%, 12/01/2026 $ 258 $ 239
4.50%, 01/15/2029
(g)
580 509
4.75%, 01/15/2031
(g)
6,740 5,675
5.50%, 07/15/2028 563 525
6.50%, 07/01/2027
(g)
786 764
6.50%, 07/15/2048 490 414
7.50%, 06/01/2027
(g)
638 632
7.50%, 06/01/2030
(g)
376 369
FTAI Infra Escrow Holdings LLC
10.50%, 06/01/2027
(g)
425 413
Genesis Energy LP / Genesis Energy Finance Corp
6.25%, 05/15/2026 249 237
6.50%, 10/01/2025 701 685
7.75%, 02/01/2028 1,376 1,296
8.00%, 01/15/2027 9,835 9,444
8.88%, 04/15/2030 3,975 3,843
Global Partners LP / GLP Finance Corp
6.88%, 01/15/2029 456 402
7.00%, 08/01/2027 357 337
Harvest Midstream I LP
7.50%, 09/01/2028
(g)
646 612
Hess Midstream Operations LP
4.25%, 02/15/2030
(g)
765 655
5.13%, 06/15/2028
(g)
635 586
5.50%, 10/15/2030
(g)
4,005 3,636
5.63%, 02/15/2026
(g)
901 873
Holly Energy Partners LP / Holly Energy Finance
Corp
5.00%, 02/01/2028
(g)
7,530 6,971
6.38%, 04/15/2027
(g)
500 484
Howard Midstream Energy Partners LLC
6.75%, 01/15/2027
(g)
340 321
ITT Holdings LLC
6.50%, 08/01/2029
(g)
1,140 953
Kinetik Holdings LP
5.88%, 06/15/2030
(g)
1,600 1,468
New Fortress Energy Inc
6.50%, 09/30/2026
(g)
4,509 4,039
6.75%, 09/15/2025
(g)
5,656 5,247
NGL Energy Operating LLC / NGL Energy Finance
Corp
7.50%, 02/01/2026
(g)
2,324 2,269
NGL Energy Partners LP / NGL Energy Finance
Corp
6.13%, 03/01/2025 1,031 1,006
7.50%, 04/15/2026 551 523
Northriver Midstream Finance LP
5.63%, 02/15/2026
(g)
58 55
NuStar Logistics LP
5.63%, 04/28/2027 485 457
5.75%, 10/01/2025 705 682
6.00%, 06/01/2026 640 618
6.38%, 10/01/2030 620 574
Rockies Express Pipeline LLC
3.60%, 05/15/2025
(g)
800 757
4.80%, 05/15/2030
(g)
5,086 4,275
4.95%, 07/15/2029
(g)
4,420 3,896
6.88%, 04/15/2040
(g)
678 564
7.50%, 07/15/2038
(g)
630 582
Summit Midstream Holdings LLC / Summit
Midstream Finance Corp
5.75%, 04/15/2025 300 281
9.00%, 10/15/2026
(g),(i)
1,800 1,728

Schedule of Investments
High Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp
5.50%, 01/15/2028
(g)
$ 872 $ 764
6.00%, 03/01/2027
(g)
691 632
6.00%, 12/31/2030
(g)
1,220 1,027
6.00%, 09/01/2031
(g)
565 475
7.50%, 10/01/2025
(g)
15 15
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029
(g)
1,570 1,307
3.88%, 11/01/2033
(g)
1,665 1,258
4.13%, 08/15/2031
(g)
1,470 1,182
6.25%, 01/15/2030
(g)
1,300 1,226
Venture Global LNG Inc
8.13%, 06/01/2028
(g)
1,587 1,541
8.38%, 06/01/2031
(g)
16,566 15,808
9.50%, 02/01/2029
(g)
2,345 2,382
9.88%, 02/01/2032
(g)
8,520 8,639
$ 154,205
Real Estate - 0.24%
Anywhere Real Estate Group LLC / Anywhere Co-
Issuer Corp
7.00%, 04/15/2030
(g)
200 165
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028
(g)
960 876
8.88%, 09/01/2031
(g)
344 326
Five Point Operating Co LP / Five Point Capital
Corp
7.88%, 11/15/2025
(g)
496 466
Howard Hughes Corp/The
4.13%, 02/01/2029
(g)
755 606
4.38%, 02/01/2031
(g)
933 710
5.38%, 08/01/2028
(g)
910 800
Hunt Cos Inc
5.25%, 04/15/2029
(g)
1,100 867
Kennedy-Wilson Inc
4.75%, 03/01/2029 673 506
4.75%, 02/01/2030 560 409
5.00%, 03/01/2031 1,388 996
Realogy Group LLC / Realogy Co-Issuer Corp
5.25%, 04/15/2030
(g),(h)
755 470
5.75%, 01/15/2029
(g),(h)
785 495
$ 7,692
REITs - 1.69%
Apollo Commercial Real Estate Finance Inc
4.63%, 06/15/2029
(g)
577 442
Blackstone Mortgage Trust Inc
3.75%, 01/15/2027
(g)
1,251 1,040
Brandywine Operating Partnership LP
3.95%, 11/15/2027 595 493
4.55%, 10/01/2029 474 363
7.80%, 03/15/2028 160 144
Brookfield Property REIT Inc / BPR Cumulus LLC /
BPR Nimbus LLC / GGSI Sellco LL
4.50%, 04/01/2027
(g)
846 706
5.75%, 05/15/2026
(g)
850 778
CTR Partnership LP / CareTrust Capital Corp
3.88%, 06/30/2028
(g)
460 386
Diversified Healthcare Trust
4.38%, 03/01/2031 610 420
4.75%, 02/15/2028 1,430 1,037
9.75%, 06/15/2025 545 529
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(g)
3,405 2,997
3.75%, 09/15/2030
(g)
2,030 1,457
6.00%, 04/15/2025
(g)
170 165
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Iron Mountain Inc
4.50%, 02/15/2031
(g)
$ 1,127 $ 922
4.88%, 09/15/2027
(g)
1,361 1,244
4.88%, 09/15/2029
(g)
1,540 1,341
5.00%, 07/15/2028
(g)
750 671
5.25%, 03/15/2028
(g)
1,248 1,142
5.25%, 07/15/2030
(g)
2,057 1,786
5.63%, 07/15/2032
(g)
1,044 892
7.00%, 02/15/2029
(g)
1,540 1,492
Iron Mountain Information Management Services
Inc
5.00%, 07/15/2032
(g)
1,710 1,399
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.25%, 02/01/2027
(g)
415 363
4.75%, 06/15/2029
(g)
619 498
5.25%, 10/01/2025
(g)
294 280
MPT Operating Partnership LP / MPT Finance Corp
0.99%, 10/15/2026 EUR 6,400 4,977
3.50%, 03/15/2031 $ 4,048 2,454
4.63%, 08/01/2029 1,140 789
5.00%, 10/15/2027 1,561 1,205
Necessity Retail REIT Inc/The / American Finance
Operating Partner LP
4.50%, 09/30/2028
(g)
455 341
Office Properties Income Trust
2.40%, 02/01/2027 1,783 995
2.65%, 06/15/2026 810 533
3.45%, 10/15/2031 654 320
4.50%, 02/01/2025
(h)
1,079 923
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(g)
1,020 851
5.88%, 10/01/2028
(g)
958 862
7.50%, 06/01/2025
(g)
460 455
RHP Hotel Properties LP / RHP Finance Corp
4.50%, 02/15/2029
(g)
500 426
4.75%, 10/15/2027 95 86
7.25%, 07/15/2028
(g)
453 439
Rithm Capital Corp
6.25%, 10/15/2025
(g)
620 587
RLJ Lodging Trust LP
3.75%, 07/01/2026
(g)
500 450
4.00%, 09/15/2029
(g)
823 671
SBA Communications Corp
3.13%, 02/01/2029 1,755 1,451
3.88%, 02/15/2027 1,345 1,225
Service Properties Trust
3.95%, 01/15/2028 225 168
4.35%, 10/01/2024 918 880
4.38%, 02/15/2030 1,220 842
4.50%, 03/15/2025 645 602
4.75%, 10/01/2026 510 434
4.95%, 02/15/2027 615 512
5.25%, 02/15/2026 650 581
5.50%, 12/15/2027 851 718
7.50%, 09/15/2025 896 871
Starwood Property Trust Inc
3.63%, 07/15/2026
(g)
374 330
3.75%, 12/31/2024
(g)
159 150
4.38%, 01/15/2027
(g)
540 463
4.75%, 03/15/2025 281 269
Uniti Group LP / Uniti Fiber Holdings Inc / CSL
Capital LLC
6.00%, 01/15/2030
(g)
699 424

Schedule of Investments
High Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Uniti Group LP / Uniti Group Finance Inc / CSL
Capital LLC
4.75%, 04/15/2028
(g)
$ 200 $ 162
6.50%, 02/15/2029
(g)
1,165 757
10.50%, 02/15/2028
(g)
1,397 1,345
XHR LP
4.88%, 06/01/2029
(g)
890 753
6.38%, 08/15/2025
(g)
285 276
$ 53,564
Retail - 5.16%
1011778 BC ULC / New Red Finance Inc
3.50%, 02/15/2029
(g)
948 811
3.88%, 01/15/2028
(g)
1,583 1,413
4.00%, 10/15/2030
(g)
26,107 21,382
4.38%, 01/15/2028
(g)
655 590
5.75%, 04/15/2025
(g)
370 367
99 Escrow Issuer Inc
7.50%, 01/15/2026
(g)
460 161
Abercrombie & Fitch Management Co
8.75%, 07/15/2025
(g)
410 415
Academy Ltd
6.00%, 11/15/2027
(g)
535 504
Advance Auto Parts Inc
1.75%, 10/01/2027 310 251
3.50%, 03/15/2032 345 256
3.90%, 04/15/2030
(h)
175 142
5.90%, 03/09/2026 270 262
5.95%, 03/09/2028 265 248
Arko Corp
5.13%, 11/15/2029
(g)
415 336
Asbury Automotive Group Inc
4.50%, 03/01/2028 11 10
4.63%, 11/15/2029
(g)
874 739
4.75%, 03/01/2030 662 562
5.00%, 02/15/2032
(g)
2,857 2,317
At Home Group Inc
4.88%, 07/15/2028
(g)
355 121
Bath & Body Works Inc
5.25%, 02/01/2028 376 345
6.63%, 10/01/2030
(g)
1,520 1,407
6.69%, 01/15/2027 300 290
6.75%, 07/01/2036 700 604
6.88%, 11/01/2035 1,349 1,190
6.95%, 03/01/2033 11 10
7.50%, 06/15/2029
(h)
763 745
7.60%, 07/15/2037 717 607
9.38%, 07/01/2025
(g)
409 421
BCPE Ulysses Intermediate Inc
7.75%, PIK 8.50%; 04/01/2027
(g),(i),(j)
630 534
Beacon Roofing Supply Inc
4.13%, 05/15/2029
(g)
578 485
4.50%, 11/15/2026
(g)
346 322
6.50%, 08/01/2030
(g)
2,650 2,531
Bloomin' Brands Inc / OSI Restaurant Partners LLC
5.13%, 04/15/2029
(g)
345 299
BlueLinx Holdings Inc
6.00%, 11/15/2029
(g)
205 173
Brinker International Inc
5.00%, 10/01/2024
(g)
235 229
8.25%, 07/15/2030
(g)
1,558 1,506
Carrols Restaurant Group Inc
5.88%, 07/01/2029
(g)
300 243
Carvana Co
12.00%, PIK 0.00%; 12/01/2028
(g),(i),(j)
1,167 868
13.00%, PIK 0.00%; 06/01/2030
(g),(i),(j)
1,751 1,296
14.00%, PIK 0.00%; 06/01/2031
(g),(i),(j)
2,072 1,544
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
CEC Entertainment LLC
6.75%, 05/01/2026
(g)
$ 740 $ 691
Dave & Buster's Inc
7.63%, 11/01/2025
(g)
240 238
eG Global Finance PLC
6.75%, 02/07/2025
(g)
758 750
8.50%, 10/30/2025
(g)
585 576
Evergreen Acqco 1 LP / TVI Inc
9.75%, 04/26/2028
(g)
589 594
Ferrellgas LP / Ferrellgas Finance Corp
5.38%, 04/01/2026
(g)
836 782
5.88%, 04/01/2029
(g)
1,694 1,495
Fertitta Entertainment LLC / Fertitta Entertainment
Finance Co Inc
4.63%, 01/15/2029
(g)
1,064 894
6.75%, 01/15/2030
(g)
1,920 1,526
FirstCash Inc
4.63%, 09/01/2028
(g)
715 627
5.63%, 01/01/2030
(g)
636 566
Foot Locker Inc
4.00%, 10/01/2029
(g),(h)
485 356
Foundation Building Materials Inc
6.00%, 03/01/2029
(g)
642 530
Gap Inc/The
3.63%, 10/01/2029
(g)
651 497
3.88%, 10/01/2031
(g)
1,100 790
GPS Hospitality Holding Co LLC / GPS Finco Inc
7.00%, 08/15/2028
(g)
420 285
Group 1 Automotive Inc
4.00%, 08/15/2028
(g)
1,100 947
Guitar Center Inc
8.50%, 01/15/2026
(g),(h)
595 501
IRB Holding Corp
7.00%, 06/15/2025
(g)
8,722 8,657
Ken Garff Automotive LLC
4.88%, 09/15/2028
(g)
330 279
KFC Holding Co/Pizza Hut Holdings LLC/Taco
Bell of America LLC
4.75%, 06/01/2027
(g)
824 779
Kohl's Corp
4.25%, 07/17/2025 472 441
4.62%, 05/01/2031 1,660 1,135
5.55%, 07/17/2045 487 282
LBM Acquisition LLC
6.25%, 01/15/2029
(g)
5,313 4,198
LCM Investments Holdings II LLC
4.88%, 05/01/2029
(g)
780 654
8.25%, 08/01/2031
(g)
4,925 4,686
Lithia Motors Inc
3.88%, 06/01/2029
(g)
1,060 877
4.38%, 01/15/2031
(g)
884 716
4.63%, 12/15/2027
(g)
586 529
LSF9 Atlantis Holdings LLC / Victra Finance Corp
7.75%, 02/15/2026
(g)
12,400 11,192
Macy's Retail Holdings LLC
4.30%, 02/15/2043 265 145
4.50%, 12/15/2034 100 67
5.13%, 01/15/2042 379 233
5.88%, 04/01/2029
(g),(h)
800 705
5.88%, 03/15/2030
(g)
1,285 1,087
6.38%, 03/15/2037 670 498
6.70%, 07/15/2034
(g)
500 382
Marks & Spencer PLC
7.13%, 12/01/2037
(g)
200 180
Michaels Cos Inc/The
5.25%, 05/01/2028
(g)
940 681
7.88%, 05/01/2029
(g)
1,541 859

Schedule of Investments
High Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Murphy Oil USA Inc
3.75%, 02/15/2031
(g)
$ 540 $ 434
4.75%, 09/15/2029 832 737
5.63%, 05/01/2027 626 605
NMG Holding Co Inc / Neiman Marcus Group LLC
7.13%, 04/01/2026
(g)
1,500 1,403
Nordstrom Inc
4.00%, 03/15/2027
(h)
400 353
4.25%, 08/01/2031 960 703
4.38%, 04/01/2030 1,062 824
5.00%, 01/15/2044 1,175 706
6.95%, 03/15/2028 675 635
Papa John's International Inc
3.88%, 09/15/2029
(g)
785 644
Park River Holdings Inc
5.63%, 02/01/2029
(g)
421 307
6.75%, 08/01/2029
(g)
4,175 3,171
Patrick Industries Inc
4.75%, 05/01/2029
(g)
840 682
7.50%, 10/15/2027
(g)
435 414
Penske Automotive Group Inc
3.75%, 06/15/2029 500 413
PetSmart Inc / PetSmart Finance Corp
4.75%, 02/15/2028
(g)
1,080 956
7.75%, 02/15/2029
(g)
1,637 1,507
QVC Inc
4.38%, 09/01/2028 1,021 517
4.45%, 02/15/2025 920 792
4.75%, 02/15/2027 593 337
4.85%, 04/01/2024 910 873
5.45%, 08/15/2034 450 190
5.95%, 03/15/2043 12 5
Rite Aid Corp
7.70%, 02/15/2027 22 2
Sally Holdings LLC / Sally Capital Inc
5.63%, 12/01/2025 480 464
Sizzling Platter LLC / Sizzling Platter Finance Corp
8.50%, 11/28/2025
(g)
215 214
Sonic Automotive Inc
4.63%, 11/15/2029
(g),(h)
3,575 2,976
4.88%, 11/15/2031
(g),(h)
587 467
Specialty Building Products Holdings LLC / SBP
Finance Corp
6.38%, 09/30/2026
(g)
15,617 14,529
SRS Distribution Inc
4.63%, 07/01/2028
(g)
625 545
6.00%, 12/01/2029
(g)
13,250 11,031
6.13%, 07/01/2029
(g)
525 440
Staples Inc
7.50%, 04/15/2026
(g)
2,292 1,870
10.75%, 04/15/2027
(g)
1,205 664
Suburban Propane Partners LP/Suburban Energy
Finance Corp
5.00%, 06/01/2031
(g)
6,688 5,540
5.88%, 03/01/2027 308 292
Superior Plus LP / Superior General Partner Inc
4.50%, 03/15/2029
(g)
690 589
Victoria's Secret & Co
4.63%, 07/15/2029
(g)
1,025 754
White Cap Buyer LLC
6.88%, 10/15/2028
(g)
1,070 934
Yum! Brands Inc
3.63%, 03/15/2031 1,279 1,039
4.63%, 01/31/2032 2,040 1,738
4.75%, 01/15/2030
(g)
1,710 1,522
5.35%, 11/01/2043 484 410
5.38%, 04/01/2032 1,370 1,232
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Yum! Brands Inc   (continued)
6.88%, 11/15/2037 $ 11 $ 11
$ 162,914
Semiconductors - 0.15%
Amkor Technology Inc
6.63%, 09/15/2027
(g)
500 487
ams-OSRAM AG
7.00%, 07/31/2025
(g)
635 623
Entegris Escrow Corp
5.95%, 06/15/2030
(g)
900 824
Entegris Inc
3.63%, 05/01/2029
(g),(h)
603 504
4.38%, 04/15/2028
(g)
880 785
ON Semiconductor Corp
3.88%, 09/01/2028
(g)
1,510 1,297
Synaptics Inc
4.00%, 06/15/2029
(g)
285 235
$ 4,755
Software - 3.89%
ACI Worldwide Inc
5.75%, 08/15/2026
(g)
3,211 3,074
Alteryx Inc
8.75%, 03/15/2028
(g)
615 607
AthenaHealth Group Inc
6.50%, 02/15/2030
(g)
2,780 2,272
Black Knight InfoServ LLC
3.63%, 09/01/2028
(g)
2,176 1,934
Boxer Parent Co Inc
7.13%, 10/02/2025
(g)
1,891 1,865
9.13%, 03/01/2026
(g)
249 247
Camelot Finance SA
4.50%, 11/01/2026
(g)
2,079 1,922
Capstone Borrower Inc
8.00%, 06/15/2030
(g),(h)
8,608 8,350
Castle US Holding Corp
9.50%, 02/15/2028
(g)
325 170
Central Parent Inc / CDK Global Inc
7.25%, 06/15/2029
(g)
1,911 1,836
Central Parent LLC / CDK Global II LLC / CDK
Financing Co Inc
8.00%, 06/15/2029
(g)
7,477 7,385
Clarivate Science Holdings Corp
3.88%, 07/01/2028
(g)
7,705 6,615
4.88%, 07/01/2029
(g),(h)
8,696 7,334
Cloud Software Group Inc
6.50%, 03/31/2029
(g)
5,235 4,596
9.00%, 09/30/2029
(g)
4,449 3,789
Consensus Cloud Solutions Inc
6.00%, 10/15/2026
(g),(h)
440 408
6.50%, 10/15/2028
(g),(h)
272 225
CWT Travel Group Inc
8.50%, 11/19/2026
(g)
1,070 310
Dun & Bradstreet Corp/The
5.00%, 12/15/2029
(g)
460 396
Elastic NV
4.13%, 07/15/2029
(g)
770 649
Fair Isaac Corp
4.00%, 06/15/2028
(g)
1,262 1,124
5.25%, 05/15/2026
(g)
495 476
Helios Software Holdings Inc / ION Corporate
Solutions Finance Sarl
4.63%, 05/01/2028
(g)
520 437
MicroStrategy Inc
6.13%, 06/15/2028
(g)
300 271

Schedule of Investments
High Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Open Text Corp
3.88%, 02/15/2028
(g)
$ 1,635 $ 1,421
3.88%, 12/01/2029
(g)
1,270 1,039
Open Text Holdings Inc
4.13%, 02/15/2030
(g)
1,040 862
4.13%, 12/01/2031
(g)
845 664
Playtika Holding Corp
4.25%, 03/15/2029
(g)
15,048 12,140
PTC Inc
3.63%, 02/15/2025
(g)
585 564
4.00%, 02/15/2028
(g)
511 453
Rackspace Technology Global Inc
3.50%, 02/15/2028
(g)
915 401
5.38%, 12/01/2028
(g)
331 97
RingCentral Inc
8.50%, 08/15/2030
(g)
7,337 6,970
ROBLOX Corp
3.88%, 05/01/2030
(g)
750 609
Rocket Software Inc
6.50%, 02/15/2029
(g)
820 669
RRD Parent Inc
10.00%, PIK 10.00%; 10/15/2031
(g),(i),(j)
860 1,462
SS&C Technologies Inc
5.50%, 09/30/2027
(g)
19,140 17,959
Twilio Inc
3.63%, 03/15/2029 336 279
3.88%, 03/15/2031 7,607 6,072
Veritas US Inc / Veritas Bermuda Ltd
7.50%, 09/01/2025
(g)
2,580 2,112
West Technology Group LLC
8.50%, 10/15/2025
(g)
776 776
ZoomInfo Technologies LLC/ZoomInfo Finance
Corp
3.88%, 02/01/2029
(g)
14,490 11,962
$ 122,803
Telecommunications - 3.29%
Altice France Holding SA
6.00%, 02/15/2028
(g)
1,300 570
10.50%, 05/15/2027
(g)
2,050 1,115
Altice France SA/France
5.13%, 01/15/2029
(g)
473 326
5.13%, 07/15/2029
(g)
3,141 2,151
5.50%, 01/15/2028
(g)
1,135 843
5.50%, 10/15/2029
(g)
2,600 1,789
8.13%, 02/01/2027
(g)
1,845 1,555
British Telecommunications PLC
4.25%, 11/23/2081
(g),(k)
900 785
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
4.88%, 11/23/2081
(g),(h),(k)
1,320 1,065
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.49%
Ciena Corp
4.00%, 01/31/2030
(g)
300 250
CommScope Inc
4.75%, 09/01/2029
(g)
6,064 4,139
6.00%, 03/01/2026
(g)
1,695 1,424
7.13%, 07/01/2028
(g)
1,675 628
8.25%, 03/01/2027
(g)
7,315 3,036
CommScope Technologies LLC
5.00%, 03/15/2027
(g)
1,060 390
6.00%, 06/15/2025
(g)
2,521 1,512
Connect Finco SARL / Connect US Finco LLC
6.75%, 10/01/2026
(g)
2,595 2,420
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Consolidated Communications Inc
5.00%, 10/01/2028
(g)
$ 700 $ 527
6.50%, 10/01/2028
(g)
1,040 821
Embarq Corp
8.00%, 06/01/2036 1,828 996
Frontier Communications Holdings LLC
5.00%, 05/01/2028
(g)
1,480 1,278
5.88%, 10/15/2027
(g)
1,360 1,240
5.88%, 11/01/2029 745 560
6.00%, 01/15/2030
(g)
1,185 892
6.75%, 05/01/2029
(g)
1,365 1,080
8.75%, 05/15/2030
(g)
1,306 1,244
Frontier Florida LLC
6.86%, 02/01/2028 740 676
Frontier North Inc
6.73%, 02/15/2028 100 91
GoTo Group Inc
5.50%, 09/01/2027
(g)
349 182
Hughes Satellite Systems Corp
5.25%, 08/01/2026 681 612
6.63%, 08/01/2026 1,475 1,250
Iliad Holding SASU
6.50%, 10/15/2026
(g)
1,332 1,245
7.00%, 10/15/2028
(g)
5,325 4,819
Intelsat Jackson Holdings SA
6.50%, 03/15/2030
(g)
3,241 2,846
Level 3 Financing Inc
3.40%, 03/01/2027
(g)
959 888
3.63%, 01/15/2029
(g)
7,118 3,636
3.75%, 07/15/2029
(g)
4,465 2,270
3.88%, 11/15/2029
(g),(h)
615 548
4.25%, 07/01/2028
(g)
4,359 2,465
4.63%, 09/15/2027
(g)
922 614
10.50%, 05/15/2030
(g)
1,140 1,141
Lumen Technologies Inc
4.00%, 02/15/2027
(g)
1,439 971
4.50%, 01/15/2029
(g)
1,000 274
7.60%, 09/15/2039 667 193
7.65%, 03/15/2042 580 162
Rogers Communications Inc
5.25%, 03/15/2082
(g),(h),(k)
673 592
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.59%
Telecom Italia Capital SA
6.00%, 09/30/2034 1,114 917
6.38%, 11/15/2033 1,021 871
7.20%, 07/18/2036 972 840
7.72%, 06/04/2038 1,290 1,139
Telesat Canada / Telesat LLC
4.88%, 06/01/2027
(g)
424 251
5.63%, 12/06/2026
(g),(h)
789 504
6.50%, 10/15/2027
(g)
432 207
United States Cellular Corp
6.70%, 12/15/2033 374 355
Viasat Inc
5.63%, 09/15/2025
(g)
14,450 13,424
5.63%, 04/15/2027
(g)
2,162 1,887
6.50%, 07/15/2028
(g)
6,926 4,910
7.50%, 05/30/2031
(g)
800 524
Viavi Solutions Inc
3.75%, 10/01/2029
(g)
314 244
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031
(g)
1,665 1,310
4.75%, 07/15/2031
(g)
12,560 10,110

Schedule of Investments
High Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Vodafone Group PLC
3.25%, 06/04/2081
(h),(k)
$ 13 $ 11
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
4.13%, 06/04/2081
(k)
1,432 1,082
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
5.13%, 06/04/2081
(k)
1,000 635
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.07%
7.00%, 04/04/2079
(k)
3,635 3,515
USD Swap Semi-Annual 5 Year + 4.87%
Windstream Escrow LLC / Windstream Escrow
Finance Corp
7.75%, 08/15/2028
(g),(h)
1,420 1,126
Zayo Group Holdings Inc
4.00%, 03/01/2027
(g),(h)
1,225 922
6.13%, 03/01/2028
(g)
1,535 1,017
$ 103,912
Transportation - 0.19%
Cargo Aircraft Management Inc
4.75%, 02/01/2028
(g),(h)
645 569
Danaos Corp
8.50%, 03/01/2028
(g)
1,490 1,481
First Student Bidco Inc / First Transit Parent Inc
4.00%, 07/31/2029
(g)
920 741
Rand Parent LLC
8.50%, 02/15/2030
(g),(h)
1,187 1,084
RXO Inc
7.50%, 11/15/2027
(g)
300 300
Seaspan Corp
5.50%, 08/01/2029
(g)
788 604
Watco Cos LLC / Watco Finance Corp
6.50%, 06/15/2027
(g)
715 666
XPO CNW Inc
6.70%, 05/01/2034 738 683
$ 6,128
Trucking & Leasing - 0.09%
AerCap Global Aviation Trust
6.50%, 06/15/2045
(g),(k)
400 392
CME Term Secured Overnight Financing
Rate 3 Month + 4.56%
Fortress Transportation and Infrastructure Investors
LLC
5.50%, 05/01/2028
(g)
1,175 1,069
6.50%, 10/01/2025
(g)
886 877
9.75%, 08/01/2027
(g)
416 428
NAC Aviation 29 DAC
4.75%, 06/30/2026 199 183
$ 2,949
Water - 0.01%
Solaris Midstream Holdings LLC
7.63%, 04/01/2026
(g)
329 314
TOTAL BONDS $ 2,774,247
SENIOR FLOATING RATE INTERESTS
- 8.74%
Principal
Amount (000's) Value (000's)
Advertising - 0.29%
ABG Intermediate Holdings 2 LLC
11.42%, 12/20/2029
(m)
$ 764 $ 766
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Clear Channel Outdoor Holdings Inc
9.14%, 08/07/2026
(m)
8,866 8,497
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
$ 9,263
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment - 0.53%
First Brands Group LLC
10.88%, 03/24/2027
(m)
$ 7,745 $ 7,626
CME Term Secured Overnight Financing
Rate 6 Month + 5.00%
14.38%, 03/24/2028
(m)
5,625 5,278
CME Term Secured Overnight Financing
Rate 6 Month + 8.50%
Realtruck Group Inc
9.19%, 01/20/2028
(m)
3,820 3,643
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 16,547
Building Materials - 0.17%
CP Iris Holdco I Inc
12.42%, 09/15/2029
(m)
5,920 5,210
CME Term Secured Overnight Financing
Rate 1 Month + 7.00%
Chemicals - 0.36%
Aruba Investments Holdings LLC
9.42%, 11/24/2027
(m)
2,374 2,332
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
13.17%, 10/27/2028
(m)
7,275 6,726
CME Term Secured Overnight Financing
Rate 1 Month + 7.75%
SCIH Salt Holdings Inc
9.44%, 03/16/2027
(m)
2,462 2,427
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
$ 11,485
Commercial Services - 0.60%
KUEHG Corp
10.39%, 05/22/2030
(m)
7,815 7,803
3 Month USD LIBOR + 5.00%
Learning Care Group US No 2 Inc
10.14%, 08/03/2028
(m)
7,085 7,081
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
RLG Holdings LLC
12.94%, 07/06/2029
(m)
4,310 3,911
CME Term Secured Overnight Financing
Rate 1 Month + 7.50%
$ 18,795
Consumer Products - 0.19%
Kronos Acquisition Holdings Inc
9.40%, 12/22/2026
(m)
3,730 3,649
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
VC GB Holdings I Corp
12.40%, 06/29/2029
(m)
2,670 2,428
CME Term Secured Overnight Financing
Rate 1 Month + 6.75%
$ 6,077
Distribution & Wholesale - 0.16%
Infinite Bidco LLC
12.64%, 02/24/2029
(m)
5,910 5,122
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
Entertainment - 0.14%
NAI Entertainment Holdings LLC
8.34%, 05/08/2025
(m)
4,696 4,517
3 Month USD LIBOR + 2.50%
Food - 0.05%
Quirch Foods Holdings LLC
10.50%, 10/26/2027
(m)
1,510 1,498
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%

Schedule of Investments
High Income Fund
October 31, 2023
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services - 0.88%
Aveanna Healthcare LLC
12.57%, 12/09/2029
(m)
$ 9,190 $ 6,479
CME Term Secured Overnight Financing
Rate 1 Month + 7.00%
Eyecare Partners LLC
9.98%, 11/15/2028
(m)
2,203 1,267
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
12.36%, 11/15/2029
(m)
5,540 2,216
CME Term Secured Overnight Financing
Rate 3 Month + 6.75%
12.36%, 11/15 /2029
(m)
1,975 790
CME Term Secured Overnight Financing
Rate 3 Month + 6.75%
Medical Solutions Holdings Inc
12.52%, 10/05/2029
(m)
5,510 4,849
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
National Mentor Holdings Inc
12.74%, 03/02/2029
(m)
3,475 2,432
CME Term Secured Overnight Financing
Rate 3 Month + 7.25%
Sound Inpatient Physicians Holdings LLC
12.38%, 06/26/2026
(m)
4,875 292
CME Term Secured Overnight Financing
Rate 3 Month + 6.75%
Surgery Center Holdings Inc
9.20%, 09/03/2026
(m)
9,390 9,376
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 27,701
Insurance - 0.98%
Asurion LLC
9.67%, 08/19/2028
(m)
2,507 2,390
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
10.68%, 01/31/2028
(m)
15,800 13,684
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
10.68%, 01/20/2029
(m)
5,591 4,761
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
10.68%, 01/20/2029
(m)
12,025 10,238
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
$ 31,073
Internet - 0.80%
CNT Holdings I Corp
12.18%, 11/06/2028
(m)
7,739 7,710
CME Term Secured Overnight Financing
Rate 1 Month + 6.75%
MH Sub I LLC
11.57%, 02/12/2029
(m)
10,480 9,078
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Ten-X LLC
11.17%, 05/26/2028
(m)
9,012 8,564
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
$ 25,352
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Investment Companies - 0.54%
Nexus Buyer LLC
11.67%, 11/05/2029
(m)
$ 1,560 $ 1,482
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
11.67%, 11/05/2029
(m)
16,395 15,575
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
$ 17,057
Machinery - Diversified - 0.59%
Engineered Machinery Holdings Inc
11.65%, 05/21/2029
(m)
17,631 17,102
CME Term Secured Overnight Financing
Rate 3 Month + 6.00%
12.15%, 05/04/2029
(m)
1,610 1,562
CME Term Secured Overnight Financing
Rate 3 Month + 6.50%
$ 18,664
Mining - 0.11%
Arctic Canadian Diamond Co Ltd
10.00%, 12/31/2027
(e),(m)
3,592 3,592
1 Month USD LIBOR + 5.00%
Pharmaceuticals - 0.20%
Packaging Coordinators Midco Inc
9.90%, 11/30/2027
(m)
6,454 6,365
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Semiconductors - 0.11%
Altar Bidco Inc
10.49%, 02/01/2030
(m)
3,570 3,436
CME Term Secured Overnight Financing
Rate 6 Month + 5.60%
Software - 1.78%
Applied Systems Inc
12.14%, 09/19/2027
(m)
14,341 14,380
CME Term Secured Overnight Financing
Rate 3 Month + 6.75%
Ascend Learning LLC
11.17%, 12/10/2029
(m)
1,050 883
CME Term Secured Overnight Financing
Rate 1 Month + 5.75%
AthenaHealth Group Inc
8.58%, 02/15/2029
(m)
4,526 4,378
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Cloudera Inc
11.27%, 10/08/2029
(m)
1,790 1,601
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Loyalty Ventures Inc
0.00%, 11/03/2027
(d),(m)
3,294 17
1 Month USD LIBOR + 4.50%
Mitchell International Inc
11.94%, 10/15/2029
(m)
5,150 4,775
CME Term Secured Overnight Financing
Rate 1 Month + 6.50%
Skopima Consilio Parent LLC
12.94%, 05/14/2029
(m)
4,920 4,477
1 Month USD LIBOR + 7.50%
UKG Inc
8.76%, 05/04/2026
(m)
3,740 3,718
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
10.76%, 05/03/2027
(m)
6,020 6,006
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%

Schedule of Investments
High Income Fund
October 31, 2023
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
UKG Inc   (continued)
10.76%, 05/03/2027
(m)
$ 16,125 $ 16,089
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
$ 56,324
Telecommunications - 0.07%
Xplornet Communications Inc
13.40%, 09/30/2029
(m)
6,100 2,177
CME Term Secured Overnight Financing
Rate 1 Month + 7.00%
Transportation - 0.19%
ASP LS Acquisition Corp
13.40%, 04/30/2029
(m)
7,320 5,893
CME Term Secured Overnight Financing
Rate 3 Month + 7.50%
TOTAL SENIOR FLOATING RATE INTERESTS $ 276,148
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 1.02%
Principal
Amount (000's) Value (000's)
U.S. Treasury Bill - 1.02%
5.36%, 11/28/2023
(n)
$ 32,200 $ 32,072
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 32,072
Total Investments $ 3,249,654
Other Assets and Liabilities -  (2.85)% (90,094)
TOTAL NET ASSETS - 100.00% $ 3,159,560
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $126,811 or 4.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,316,755 or 73.33% of net assets.
(h) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $120,603 or 3.82% of net assets.
(i) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(j) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(k) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(l) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(m) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(n) Rate shown is the discount rate of the original purchase.
Portfolio Summary
Sector Percent
Consumer, Cyclical 20.57%
Financial 14.82%
Consumer, Non-cyclical 14.10%
Communications 12.77%
Industrial 11.30%
Energy 10.49%
Technology 7.07%
Money Market Funds 4.86%
Basic Materials 4.65%
Utilities 1.15%
Government 1.02%
Diversified 0.05%
Other Assets and Liabilities
(2.85)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales October 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.27% $ — $ 1,712,172 $ 1,581,975 $ 130,197
Principal Government Money Market Fund - Institutional Class 5.22% 66,206 236,293 302,499 —
$ 66,206 $ 1,948,465 $ 1,884,474 $ 130,197
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.27% $ 2,438 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.22% 195 — — —
$ 2,633 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Arctic Canadian Diamond Co Ltd 02/03/2021 $ — $ 2,000 0.06%
High Ridge Brands - Escrow   0.00%, 03/15/2025 12/29/2020 4,576 — 0.00%
Specialty Steel   15.53%, 11/15/2026 06/04/2021 8,680 8,680 0.27%
SportsNet New York   10.25%, 01/15/2025 12/27/2017 4,068 3,924 0.12%
Total $ 14,604 0.45%
Amounts in thousands.

Schedule of Investments
High Income Fund
October 31, 2023
See accompanying notes.

Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of New York Mellon 12/18/2023 EUR 136 $ 144 $ — $ —
Bank of New York Mellon 12/18/2023 $ 8,599 EUR 8,043 72 —
Total $ 72 $ —
Amounts in thousands.

Schedule of Investments
High Yield Fund
October 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 1 .66 % Shares Held Value (000's)
Money Market Funds - 1 .66%
BlackRock Liquidity FedFund - Institutional Class
5.24%
(a),(b)
5,415,587 $ 5,416
Principal Government Money Market Fund - Class
R-6 5.27%
(a),(b),(c)
32,956,258 32,956
$ 38,372
TOTAL INVESTMENT COMPANIES $ 38,372
COMMON STOCKS - 0 .11 % Shares Held Value (000's)
Diversified Financial Services - 0 .00%
Avation PLC - Warrants
(d)
103,250 $ 38
Oil & Gas - 0 .05%
Mesquite Energy Inc
(d),(e)
15,341 1,087
Retail - 0 .06%
Claire's Holdings LLC
(d)
4,036 1,345
TOTAL COMMON STOCKS $ 2,470
BONDS - 89 .42%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 2 .44%
Bombardier Inc
7.13%, 06/15/2026
(f)
$ 12,940 $ 12,450
7.50%, 02/01/2029
(f),(g)
2,415 2,237
TransDigm Inc
4.88%, 05/01/2029
(g)
2,980 2,582
6.25%, 03/15/2026
(f)
12,880 12,577
6.88%, 12/15/2030
(f)
5,260 5,079
7.50%, 03/15/2027 3,875 3,870
Triumph Group Inc
7.75%, 08/15/2025 14,885 14,141
9.00%, 03/15/2028
(f)
3,605 3,501
$ 56,437
Airlines - 0 .66%
American Airlines 2021-1 Class B Pass Through
Trust
3.95%, 01/11/2032 2,853 2,448
American Airlines Inc/AAdvantage Loyalty IP Ltd
5.75%, 04/20/2029
(f)
1,525 1,376
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(f)
11,420 8,438
United Airlines 2016-1 Class B Pass Through Trust
3.65%, 07/07/2027 3,256 3,048
$ 15,310
Automobile Manufacturers - 1 .88%
Ford Motor Co
3.25%, 02/12/2032 20,550 15,510
4.75%, 01/15/2043 1,045 726
9.63%, 04/22/2030 1,225 1,366
Ford Motor Credit Co LLC
2.70%, 08/10/2026 3,455 3,097
3.38%, 11/13/2025 4,735 4,419
4.39%, 01/08/2026 8,720 8,265
4.54%, 08/01/2026 9,495 8,930
Jaguar Land Rover Automotive PLC
7.75%, 10/15/2025
(f)
1,079 1,080
$ 43,393
Automobile Parts & Equipment - 1 .50%
American Axle & Manufacturing Inc
6.25%, 03/15/2026 2,239 2,167
6.88%, 07/01/2028
(g)
9,835 8,766
Dana Inc
4.25%, 09/01/2030 6,930 5,485
4.50%, 02/15/2032 1,810 1,418
5.38%, 11/15/2027 6,615 6,086
5.63%, 06/15/2028
(g)
3,465 3,140
Tenneco Inc
8.00%, 11/17/2028
(f)
6,505 5,220
ZF North America Capital Inc
6.88%, 04/14/2028
(f)
2,550 2,471
$ 34,753
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks - 0 .88%
Barclays PLC
5.09%, 06/20/2030
(h)
$ 5,330 $ 4,619
3 Month USD LIBOR + 3.05%
8.00%, 03/15/2029
(h),(i),(j)
5,535 4,896
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
JPMorgan Chase & Co
4.60%, 02/01/2025
(h),(i)
11,640 10,844
CME Term Secured Overnight Financing
Rate 3 Month + 3.13%
$ 20,359
Building Materials - 1 .81%
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/2028
(f),(g)
11,220 10,609
Builders FirstSource Inc
4.25%, 02/01/2032
(f)
3,610 2,873
5.00%, 03/01/2030
(f)
4,065 3,547
MIWD Holdco II LLC / MIWD Finance Corp
5.50%, 02/01/2030
(f)
4,955 3,933
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(f)
22,610 20,905
$ 41,867
Chemicals - 2 .84%
Consolidated Energy Finance SA
5.63%, 10/15/2028
(f)
9,180 7,543
6.50%, 05/15/2026
(f)
8,390 7,583
Element Solutions Inc
3.88%, 09/01/2028
(f)
11,343 9,651
Kobe US Midco 2 Inc
9.25%, PIK 10.00%; 11/01/2026
(f),(k),(l)
3,406 2,469
Olympus Water US Holding Corp
4.25%, 10/01/2028
(f)
600 479
6.25%, 10/01/2029
(f),(g)
18,680 14,010
7.13%, 10/01/2027
(f)
1,945 1,791
9.75%, 11/15/2028
(f)
7,685 7,506
Tronox Inc
4.63%, 03/15/2029
(f)
9,985 7,865
Vibrantz Technologies Inc
9.00%, 02/15/2030
(f)
8,580 6,829
$ 65,726
Commercial Services - 3 .17%
ADT Security Corp/The
4.13%, 08/01/2029
(f)
5,865 5,030
Albion Financing 1 SARL / Aggreko Holdings Inc
6.13%, 10/15/2026
(f)
2,300 2,127
Albion Financing 2 Sarl
8.75%, 04/15/2027
(f)
8,965 8,189
Garda World Security Corp
6.00%, 06/01/2029
(f)
6,730 5,130
9.50%, 11/01/2027
(f)
6,486 5,894
Prime Security Services Borrower LLC / Prime
Finance Inc
3.38%, 08/31/2027
(f)
3,240 2,849
6.25%, 01/15/2028
(f)
10,260 9,514
United Rentals North America Inc
3.88%, 02/15/2031 5,775 4,753
4.88%, 01/15/2028 2,815 2,612
5.25%, 01/15/2030
(g)
1,775 1,621
WASH Multifamily Acquisition Inc
5.75%, 04/15/2026
(f)
11,695 10,818
Williams Scotsman Inc
4.63%, 08/15/2028
(f)
2,180 1,937
6.13%, 06/15/2025
(f)
3,890 3,822
ZipRecruiter Inc
5.00%, 01/15/2030
(f)
11,631 9,084
$ 73,380

Schedule of Investments
High Yield Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers - 2 .08%
NCR Atleos Escrow Corp
9.50%, 04/01/2029
(f)
$ 7,710 $ 7,557
NCR Voyix Corp
5.13%, 04/15/2029
(f)
19,640 16,889
Seagate HDD Cayman
5.75%, 12/01/2034 5,870 4,968
8.50%, 07/15/2031
(f),(g)
2,380 2,422
9.63%, 12/01/2032
(f)
7,945 8,470
Virtusa Corp
7.13%, 12/15/2028
(f)
9,857 7,800
$ 48,106
Consumer Products - 0 .90%
ACCO Brands Corp
4.25%, 03/15/2029
(f)
8,175 6,784
Kronos Acquisition Holdings Inc / KIK Custom
Products Inc
5.00%, 12/31/2026
(f)
12,596 11,394
7.00%, 12/31/2027
(f)
3,210 2,729
$ 20,907
Distribution & Wholesale - 0 .25%
H&E Equipment Services Inc
3.88%, 12/15/2028
(f)
6,805 5,764
Diversified Financial Services - 3 .26%
AerCap Holdings NV
5.88%, 10/10/2079
(h)
11,870 11,140
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
Credit Acceptance Corp
5.13%, 12/31/2024
(f)
7,105 6,869
6.63%, 03/15/2026
(g)
4,620 4,387
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%; 09/15/2024
(f),(k),(l)
12,628 11,412
GN Bondco LLC
9.50%, 10/15/2031
(f)
490 478
Macquarie Airfinance Holdings Ltd
8.13%, 03/30/2029
(f)
4,945 4,871
8.38%, 05/01/2028
(f)
11,370 11,333
OneMain Finance Corp
3.50%, 01/15/2027 3,966 3,351
4.00%, 09/15/2030 6,460 4,725
6.63%, 01/15/2028 2,475 2,252
6.88%, 03/15/2025 11,790 11,632
SLM Corp
3.13%, 11/02/2026 3,300 2,869
$ 75,319
Electric - 2 .72%
Clearway Energy Operating LLC
3.75%, 02/15/2031
(f)
20,670 16,118
Elwood Energy LLC
8.16%, 07/05/2026 1,615 1,373
NRG Energy Inc
3.88%, 02/15/2032
(f)
25,420 18,891
10.25%, 03/15/2028
(f),(h),(i)
3,685 3,557
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.92%
Pattern Energy Operations LP / Pattern Energy
Operations Inc
4.50%, 08/15/2028
(f)
6,210 5,413
Vistra Corp
7.00%, 12/15/2026
(f),(h),(i)
8,619 7,843
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.74%
Vistra Operations Co LLC
4.38%, 05/01/2029
(f)
11,405 9,687
$ 62,882
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electrical Components & Equipment - 0 .26%
WESCO Distribution Inc
7.25%, 06/15/2028
(f)
$ 6,165 $ 6,126
Electronics - 1 .05%
Imola Merger Corp
4.75%, 05/15/2029
(f)
13,133 11,449
Sensata Technologies BV
4.00%, 04/15/2029
(f)
5,885 5,003
5.00%, 10/01/2025
(f)
1,905 1,852
Sensata Technologies Inc
3.75%, 02/15/2031
(f)
6,126 4,903
4.38%, 02/15/2030
(f)
1,365 1,154
$ 24,361
Engineering & Construction - 0 .48%
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(f)
13,742 10,994
Entertainment - 4 .30%
Allwyn Entertainment Financing UK PLC
7.88%, 04/30/2029
(f)
9,120 8,988
Boyne USA Inc
4.75%, 05/15/2029
(f)
13,360 11,632
Caesars Entertainment Inc
6.25%, 07/01/2025
(f)
2,870 2,824
8.13%, 07/01/2027
(f)
11,770 11,663
CCM Merger Inc
6.38%, 05/01/2026
(f)
10,835 10,256
CDI Escrow Issuer Inc
5.75%, 04/01/2030
(f)
14,690 13,124
Cinemark USA Inc
5.25%, 07/15/2028
(f),(g)
14,295 12,346
International Game Technology PLC
5.25%, 01/15/2029
(f)
13,510 12,292
Light & Wonder International Inc
7.50%, 09/01/2031
(f)
8,735 8,529
Lions Gate Capital Holdings LLC
5.50%, 04/15/2029
(f)
11,950 7,864
$ 99,518
Environmental Control - 0 .39%
Madison IAQ LLC
4.13%, 06/30/2028
(f)
10,855 9,069
Food - 3 .33%
Albertsons Cos Inc / Safeway Inc / New Albertsons
LP / Albertsons LLC
3.50%, 03/15/2029
(f)
5,255 4,480
4.63%, 01/15/2027
(f)
8,625 8,083
B&G Foods Inc
5.25%, 04/01/2025 2,580 2,477
8.00%, 09/15/2028
(f)
8,400 8,186
Chobani LLC / Chobani Finance Corp Inc
4.63%, 11/15/2028
(f)
6,445 5,572
7.50%, 04/15/2025
(f)
5,786 5,685
JBS USA LUX SA / JBS USA Food Co / JBS USA
Finance Inc
3.63%, 01/15/2032 13,470 10,354
Pilgrim's Pride Corp
3.50%, 03/01/2032 6,385 4,864
4.25%, 04/15/2031 13,680 11,269
Post Holdings Inc
4.50%, 09/15/2031
(f)
145 117
4.63%, 04/15/2030
(f)
19,034 15,939
$ 77,026
Forest Products & Paper - 0 .51%
Mercer International Inc
5.13%, 02/01/2029 7,980 6,257
12.88%, 10/01/2028
(f)
1,155 1,166

Schedule of Investments
High Yield Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Forest Products & Paper (continued)
Sappi Papier Holding GmbH
7.50%, 06/15/2032
(f)
$ 4,886 $ 4,471
$ 11,894
Healthcare - Services - 4 .38%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(f)
20,058 17,884
Centene Corp
2.50%, 03/01/2031 16,540 12,512
3.00%, 10/15/2030 1,820 1,440
3.38%, 02/15/2030 16,070 13,288
CHS/Community Health Systems Inc
6.00%, 01/15/2029
(f)
12,826 9,716
HCA Inc
3.50%, 09/01/2030 13,100 10,842
Molina Healthcare Inc
3.88%, 05/15/2032
(f)
2,950 2,318
4.38%, 06/15/2028
(f)
7,065 6,288
Tenet Healthcare Corp
6.13%, 06/15/2030 23,265 21,532
6.75%, 05/15/2031
(f)
5,870 5,575
$ 101,395
Home Builders - 1 .74%
Adams Homes Inc
9.25%, 10/15/2028
(f)
6,955 6,722
Century Communities Inc
3.88%, 08/15/2029
(f)
8,570 6,916
Dream Finders Homes Inc
8.25%, 08/15/2028
(f)
7,035 6,960
Forestar Group Inc
3.85%, 05/15/2026
(f)
4,390 3,907
5.00%, 03/01/2028
(f)
10,170 8,925
M/I Homes Inc
3.95%, 02/15/2030 8,655 6,885
$ 40,315
Insurance - 0 .24%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(f)
6,670 5,469
Investment Companies - 0 .72%
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029
(f)
13,193 11,266
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 7,050 5,429
$ 16,695
Iron & Steel - 0 .67%
Cleveland-Cliffs Inc
4.63%, 03/01/2029
(f)
9,175 7,908
TMS International Corp/DE
6.25%, 04/15/2029
(f)
9,745 7,688
$ 15,596
Leisure Products & Services - 2 .87%
Carnival Corp
4.00%, 08/01/2028
(f)
2,015 1,753
5.75%, 03/01/2027
(f)
5,125 4,576
6.00%, 05/01/2029
(f)
6,395 5,402
7.00%, 08/15/2029
(f)
2,125 2,084
Carnival Holdings Bermuda Ltd
10.38%, 05/01/2028
(f)
9,362 9,982
Life Time Inc
5.75%, 01/15/2026
(f)
12,170 11,785
NCL Corp Ltd
5.88%, 02/15/2027
(f)
6,700 6,167
NCL Finance Ltd
6.13%, 03/15/2028
(f)
6,120 5,118
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Leisure Products & Services (continued)
Royal Caribbean Cruises Ltd
5.38%, 07/15/2027
(f)
$ 12,120 $ 11,170
7.25%, 01/15/2030
(f)
1,230 1,213
8.25%, 01/15/2029
(f)
6,975 7,150
$ 66,400
Lodging - 1 .27%
Sands China Ltd
3.75%, 08/08/2031 7,955 6,023
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp
5.25%, 05/15/2027
(f),(g)
12,340 11,399
Wynn Macau Ltd
5.63%, 08/26/2028
(f)
14,355 12,043
$ 29,465
Machinery - Diversified - 0 .68%
Maxim Crane Works Holdings Capital LLC
11.50%, 09/01/2028
(f)
16,170 15,780
Media - 7 .18%
Altice Financing SA
5.00%, 01/15/2028
(f)
2,290 1,862
AMC Networks Inc
4.75%, 08/01/2025 11,810 10,757
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(f)
8,650 6,936
4.75%, 03/01/2030
(f)
20,950 17,282
4.75%, 02/01/2032
(f)
2,400 1,873
5.38%, 06/01/2029
(f)
9,270 8,114
CSC Holdings LLC
4.50%, 11/15/2031
(f)
8,315 5,492
6.50%, 02/01/2029
(f)
12,110 9,575
11.25%, 05/15/2028
(f)
1,600 1,526
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(f)
2,090 1,831
DISH DBS Corp
5.13%, 06/01/2029 2,385 1,228
5.25%, 12/01/2026
(f)
5,570 4,493
7.38%, 07/01/2028 6,100 3,445
DISH Network Corp
11.75%, 11/15/2027
(f)
17,455 17,290
Gray Escrow II Inc
5.38%, 11/15/2031
(f)
10,870 6,851
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029
(f)
7,345 5,720
6.75%, 10/15/2027
(f)
8,622 7,803
Scripps Escrow II Inc
5.38%, 01/15/2031
(f),(g)
13,090 8,128
Sirius XM Radio Inc
3.88%, 09/01/2031
(f)
940 708
4.00%, 07/15/2028
(f)
18,145 15,431
UPC Holding BV
5.50%, 01/15/2028
(f)
15,110 13,184
Virgin Media Vendor Financing Notes IV DAC
5.00%, 07/15/2028
(f)
4,540 3,855
Ziggo Bond Co BV
6.00%, 01/15/2027
(f)
9,295 8,516
Ziggo BV
4.88%, 01/15/2030
(f)
5,305 4,236
$ 166,136
Mining - 2 .46%
ACN 113 874 712 Pty Ltd
0.00%, 02/15/2018
(d),(f)
10,457 11
Copper Mountain Mining Corp
8.00%, 04/09/2026
(f)
2,114 2,135

Schedule of Investments
High Yield Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
First Quantum Minerals Ltd
6.88%, 10/15/2027
(f)
$ 4,790 $ 4,080
7.50%, 04/01/2025
(f)
2,870 2,692
8.63%, 06/01/2031
(f)
3,090 2,608
Hudbay Minerals Inc
4.50%, 04/01/2026
(f)
4,270 3,974
6.13%, 04/01/2029
(f)
9,010 8,062
IAMGOLD Corp
5.75%, 10/15/2028
(f)
4,893 3,854
New Gold Inc
7.50%, 07/15/2027
(f)
12,690 11,908
Novelis Corp
4.75%, 01/30/2030
(f)
2,120 1,799
Taseko Mines Ltd
7.00%, 02/15/2026
(f)
17,405 15,788
$ 56,911
Oil & Gas - 6 .14%
Aethon United BR LP / Aethon United Finance Corp
8.25%, 02/15/2026
(f),(g)
17,498 17,381
Antero Resources Corp
8.38%, 07/15/2026
(f)
2,641 2,716
Apache Corp
4.75%, 04/15/2043 3,345 2,349
5.10%, 09/01/2040 3,595 2,794
5.25%, 02/01/2042 6,670 5,037
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(f)
12,000 11,588
Civitas Resources Inc
8.63%, 11/01/2030
(f)
5,065 5,155
Comstock Resources Inc
5.88%, 01/15/2030
(f)
6,135 5,246
6.75%, 03/01/2029
(f)
6,780 6,170
Crescent Energy Finance LLC
9.25%, 02/15/2028
(f)
8,375 8,435
Diamond Foreign Asset Co / Diamond Finance LLC
8.50%, 10/01/2030
(f)
6,550 6,384
Hilcorp Energy I LP / Hilcorp Finance Co
5.75%, 02/01/2029
(f)
8,135 7,324
6.00%, 02/01/2031
(f)
4,595 4,025
MEG Energy Corp
7.13%, 02/01/2027
(f)
11,200 11,280
Nabors Industries Ltd
7.25%, 01/15/2026
(f)
3,730 3,504
Occidental Petroleum Corp
6.13%, 01/01/2031 7,015 6,860
6.63%, 09/01/2030 7,720 7,744
Permian Resources Operating LLC
7.00%, 01/15/2032
(f)
5,730 5,555
Southwestern Energy Co
4.75%, 02/01/2032 16,315 14,031
5.38%, 03/15/2030 3,595 3,298
Transocean Aquila Ltd
8.00%, 09/30/2028
(f)
2,630 2,592
Vital Energy Inc
9.75%, 10/15/2030 2,675 2,622
$ 142,090
Oil & Gas Services - 1 .20%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(f)
18,721 17,387
Enerflex Ltd
9.00%, 10/15/2027
(f)
11,379 10,355
$ 27,742
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers - 3 .05%
Ardagh Packaging Finance PLC / Ardagh Holdings
USA Inc
4.13%, 08/15/2026
(f)
$ 5,015 $ 4,426
5.25%, 08/15/2027
(f)
4,725 3,434
5.25%, 08/15/2027
(f)
3,480 2,530
Canpack SA / Canpack US LLC
3.13%, 11/01/2025
(f)
8,755 8,026
Cascades Inc/Cascades USA Inc
5.38%, 01/15/2028
(f)
8,662 7,828
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/2029
(f)
1,910 1,735
8.75%, 04/15/2030
(f)
8,130 6,480
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 13,099 13,296
LABL Inc
5.88%, 11/01/2028
(f)
6,462 5,468
8.25%, 11/01/2029
(f)
3,985 2,959
9.50%, 11/01/2028
(f)
5,400 5,219
Mauser Packaging Solutions Holding Co
7.88%, 08/15/2026
(f)
6,360 5,957
9.25%, 04/15/2027
(f)
3,925 3,269
$ 70,627
Pharmaceuticals - 2 .91%
180 Medical Inc
3.88%, 10/15/2029
(f)
13,280 11,033
AdaptHealth LLC
5.13%, 03/01/2030
(f),(g)
14,716 11,147
Bausch Health Cos Inc
6.13%, 02/01/2027
(f)
18,610 10,381
BellRing Brands Inc
7.00%, 03/15/2030
(f)
11,420 11,092
Jazz Securities DAC
4.38%, 01/15/2029
(f)
19,360 16,837
Prestige Brands Inc
3.75%, 04/01/2031
(f)
8,480 6,735
$ 67,225
Pipelines - 5 .78%
Antero Midstream Partners LP / Antero Midstream
Finance Corp
5.38%, 06/15/2029
(f)
5,820 5,285
5.75%, 03/01/2027
(f)
12,230 11,689
Buckeye Partners LP
3.95%, 12/01/2026 4,505 4,106
4.13%, 12/01/2027 9,680 8,410
CNX Midstream Partners LP
4.75%, 04/15/2030
(f)
15,280 12,589
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(f)
10,180 9,792
DT Midstream Inc
4.13%, 06/15/2029
(f)
12,564 10,803
Harvest Midstream I LP
7.50%, 09/01/2028
(f)
11,595 10,987
Hess Midstream Operations LP
4.25%, 02/15/2030
(f)
20,245 17,323
Kinetik Holdings LP
5.88%, 06/15/2030
(f)
9,775 8,969
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029
(f)
3,000 2,496
3.88%, 11/01/2033
(f)
15,305 11,565
Venture Global LNG Inc
8.38%, 06/01/2031
(f)
9,395 8,965
9.50%, 02/01/2029
(f)
10,525 10,693
$ 133,672

Schedule of Investments
High Yield Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs - 2 .60%
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(f)
$ 9,195 $ 8,094
3.75%, 09/15/2030
(f)
4,395 3,155
Iron Mountain Inc
4.50%, 02/15/2031
(f)
13,900 11,370
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(f)
21,583 17,353
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(f)
735 613
5.88%, 10/01/2028
(f)
3,865 3,479
7.50%, 06/01/2025
(f)
4,180 4,137
XHR LP
4.88%, 06/01/2029
(f)
14,253 12,059
$ 60,260
Retail - 5 .34%
Abercrombie & Fitch Management Co
8.75%, 07/15/2025
(f)
5,210 5,277
Academy Ltd
6.00%, 11/15/2027
(f)
11,250 10,590
Bath & Body Works Inc
5.25%, 02/01/2028 11,165 10,238
6.63%, 10/01/2030
(f)
3,730 3,453
6.75%, 07/01/2036 1,100 949
9.38%, 07/01/2025
(f)
432 445
Doman Building Materials Group Ltd
5.25%, 05/15/2026
(f)
CAD 8,370 5,447
Fertitta Entertainment LLC / Fertitta Entertainment
Finance Co Inc
4.63%, 01/15/2029
(f)
$ 16,625 13,970
6.75%, 01/15/2030
(f)
5,755 4,574
Gap Inc/The
3.63%, 10/01/2029
(f)
15,715 12,007
IRB Holding Corp
7.00%, 06/15/2025
(f)
4,915 4,878
LSF9 Atlantis Holdings LLC / Victra Finance Corp
7.75%, 02/15/2026
(f)
11,835 10,682
Park River Holdings Inc
5.63%, 02/01/2029
(f)
12,600 9,195
Patrick Industries Inc
4.75%, 05/01/2029
(f)
7,000 5,680
7.50%, 10/15/2027
(f)
2,725 2,596
PetSmart Inc / PetSmart Finance Corp
4.75%, 02/15/2028
(f)
11,270 9,973
7.75%, 02/15/2029
(f)
2,500 2,302
Yum! Brands Inc
3.63%, 03/15/2031 13,890 11,279
$ 123,535
Savings & Loans - 0 .00%
Washington Mutual Bank / Henderson NV
0.00%, 06/15/2011
(d),(e)
3,500 —
0.00%, 01/15/2013
(d)
3,000 —
0.00%, 01/15/2015
(d),(e)
2,000 —
$ —
Semiconductors - 0 .32%
ams-OSRAM AG
7.00%, 07/31/2025
(f)
7,500 7,361
Software - 1 .30%
Cloud Software Group Inc
6.50%, 03/31/2029
(f)
6,205 5,448
Open Text Corp
3.88%, 02/15/2028
(f)
11,250 9,777
3.88%, 12/01/2029
(f)
18,070 14,777
$ 30,002
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications - 2 .09%
Altice France Holding SA
10.50%, 05/15/2027
(f)
$ 7,205 $ 3,920
Altice France SA/France
5.50%, 01/15/2028
(f)
3,595 2,671
8.13%, 02/01/2027
(f)
6,375 5,374
Iliad Holding SASU
6.50%, 10/15/2026
(f)
3,000 2,804
Level 3 Financing Inc
10.50%, 05/15/2030
(f)
11,425 11,434
Telecom Italia Capital SA
6.38%, 11/15/2033 2,620 2,234
Telecom Italia SpA/Milano
5.30%, 05/30/2024
(f)
9,455 9,271
Viavi Solutions Inc
3.75%, 10/01/2029
(f)
13,660 10,633
$ 48,341
Textiles - 0 .48%
Eagle Intermediate Global Holding BV/Eagle US
Finance LLC
7.50%, 05/01/2025
(f)
7,500 4,987
Linx Capital Ltd
15.20%, PIK 15.20%; 04/01/2025
(f),(k),(l)
EUR 6,659 6,201
$ 11,188
Transportation - 1 .29%
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(d),(e)
$ 18,905 95
Navios South American Logistics Inc / Navios
Logistics Finance US Inc
10.75%, 07/01/2025
(f)
8,625 8,366
SFL Corp Ltd
8.88%, 02/01/2027 7,900 7,853
Watco Cos LLC / Watco Finance Corp
6.50%, 06/15/2027
(f)
14,452 13,465
$ 29,779
TOTAL BONDS $ 2,069,175
CONVERTIBLE BONDS - 0 .00%
Principal
Amount (000's) Value (000's)
Food - 0 .00%
Fresh Express Delivery Holding Group Co Ltd
- Escrow
0.00%, 11/09/2009
(d),(e)
HKD 46,500 $ —
0.00%, 10/18/2010
(d),(e)
CNH 245,000 —
$ —
TOTAL CONVERTIBLE BONDS $ —
SENIOR FLOATING RATE INTERESTS
- 6 .73%
Principal
Amount (000's) Value (000's)
Airlines - 1 .15%
AAdvantage Loyalty IP Ltd
10.43%, 04/20/2028
(m)
$ 14,470 $ 14,651
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Mileage Plus Holdings LLC
10.80%, 06/21/2027
(m)
4,828 4,969
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
United Airlines Inc
9.19%, 04/21/2028
(m)
6,940 6,914
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
$ 26,534
Automobile Parts & Equipment - 0 .14%
Tenneco Inc
10.48%, 11/17/2028
(m)
3,800 3,155
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%

Schedule of Investments
High Yield Fund
October 31, 2023
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Chemicals - 0 .64%
Aruba Investments Holdings LLC
13.17%, 10/27/2028
(m)
$ 16,000 $ 14,792
CME Term Secured Overnight Financing
Rate 1 Month + 7.75%
Commercial Services - 0 .32%
GTCR W Merger Sub LLC
0.00%, 09/20/2030
(m),(n)
7,515 7,455
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Diversified Financial Services - 0 .21%
Russell Investments US Institutional Holdco Inc
8.36%, 05/30/2025
(m)
5,187 4,909
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Forest Products & Paper - 0 .37%
Spectrum Group Buyer Inc
11.95%, 05/19/2028
(m)
9,238 8,669
CME Term Secured Overnight Financing
Rate 1 Month + 6.50%
Healthcare - Products - 1 .02%
Medline Borrower LP
8.69%, 09/30/2028
(m)
23,735 23,572
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Healthcare - Services - 0 .51%
Star Parent Inc
4.60%, 09/19/2030
(m)
12,335 11,738
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Insurance - 0 .26%
Acrisure LLC
8.93%, 02/15/2027
(m)
6,135 5,965
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Iron & Steel - 0 .30%
TMS International Corp/DE
10.07%, 03/06/2030
(m)
6,990 6,990
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Lodging - 0 .17%
Fertitta Entertainment LLC/NV
9.87%, 01/13/2029
(m)
3,970 3,878
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Media - 0 .55%
Directv Financing LLC
10.44%, 08/02/2027
(m)
13,118 12,745
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Mining - 0 .44%
Arsenal AIC Parent LLC
9.88%, 07/26/2030
(m)
10,175 10,142
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Packaging & Containers - 0 .34%
Mauser Packaging Solutions Holding Co
9.32%, 08/14/2026
(m)
3,015 2,919
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Valcour Packaging LLC
9.40%, 09/30/2028
(m)
2,865 2,275
1 Month USD LIBOR + 3.75%
12.65%, 09/30/2029
(m)
7,063 2,772
6 Month USD LIBOR + 7.00%
$ 7,966
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Retail - 0 .31%
IRB Holding Corp
7.86%, 12/15/2027
(m)
$ 7,295 $ 7,210
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
TOTAL SENIOR FLOATING RATE INTERESTS $ 155,720
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 1 .29%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 1 .29%
4.63%, 09/15/2026 $ 30,000 $ 29,780
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 29,780
Total Investments $ 2,295,517
Other Assets and Liabilities -  0.79% 18,379
TOTAL NET ASSETS - 100.00% $ 2,313,896
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $24,626 or
1.06% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,665,872 or 71.99% of net assets.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $23,679 or 1.02% of net assets.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(i) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(j) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $4,896 or 0.21% of net assets.
(k) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(l) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(m) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(n) This Senior Floating Rate Note will settle after October 31, 2023, at which time the interest rate will be determined.

Schedule of Investments
High Yield Fund
October 31, 2023
See accompanying notes.

Portfolio Summary
Sector Percent
Consumer, Cyclical 22 .12%
Consumer, Non-cyclical 16 .54%
Energy 13 .17%
Industrial 11 .79%
Communications 9 .82%
Basic Materials 8 .23%
Financial 8 .17%
Technology 3 .70%
Utilities 2 .72%
Money Market Funds 1 .66%
Government 1 .29%
Other Assets and Liabilities
0 .79%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales October 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.27% $ — $ 937,655 $ 904,699 $ 32,956
Principal Government Money Market Fund - Institutional Class 5.22% 38,345 141,199 179,544 —
$ 38,345 $ 1,078,854 $ 1,084,243 $ 32,956
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.27% $ 3,344 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.22% 329 — — —
$ 3,673 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
RBC Dominon Securities Corp 11/17/2023 $ 6,343 EUR 6,001 $ — $ (11)
RBC Dominon Securities Corp 11/17/2023 $ 5,640 CAD 7,700 87 —
RBC Dominon Securities Corp 11/17/2023 $ 38 GBP 31 — —
Total $ 87 $ (11)
Amounts in thousands.

Schedule of Investments
Inflation Protection Fund
October 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 0 .12 % Shares Held Value (000's)
Money Market Funds - 0 .12%
Principal Government Money Market Fund - Class
R-6 5.27%
(a),(b)
1,697,144 $ 1,697
TOTAL INVESTMENT COMPANIES $ 1,697
BONDS - 2 .34%
Principal
Amount (000's) Value (000's)
Banks - 0 .73%
Citigroup Inc
3.52%, 10/27/2028
(c)
$ 2,399 $ 2,157
CME Term Secured Overnight Financing
Rate 3 Month + 1.41%
Goldman Sachs Group Inc/The
1.95%, 10/21/2027
(c)
486 426
Secured Overnight Financing Rate + 0.91%
4.22%, 05/01/2029
(c)
937 855
CME Term Secured Overnight Financing
Rate 3 Month + 1.56%
4.48%, 08/23/2028
(c)
924 865
Secured Overnight Financing Rate + 1.73%
JPMorgan Chase & Co
5.30%, 07/24/2029
(c)
2,248 2,164
Secured Overnight Financing Rate + 1.45%
Morgan Stanley
5.45%, 07/20/2029
(c)
2,244 2,158
Secured Overnight Financing Rate + 1.63%
Wells Fargo & Co
5.57%, 07/25/2029
(c)
2,243 2,163
Secured Overnight Financing Rate + 1.74%
$ 10,788
Commercial Mortgage Backed Securities - 0 .00%
Commercial Mortgage Trust 2007-GG9
0.39%, 03/10/2039
(d),(e),(f)
82 —
Ginnie Mae
1.60%, 03/16/2047
(d),(e)
71 1
$ 1
Home Equity Asset Backed Securities - 0 .00%
Option One Mortgage Loan Trust 2005-1
6.94%, 02/25/2035 23 16
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.61%
Mortgage Backed Securities - 0 .94%
BRAVO Residential Funding Trust 2023-NQM3
4.85%, 09/25/2062
(e),(f)
1,762 1,650
Chase Mortgage Finance Trust Series 2007-A2
5.16%, 06/25/2035
(e)
7 6
CSMC 2022-NQM4 Trust
4.82%, 06/25/2067
(e),(f)
1,401 1,337
CSMC 2022-NQM5 Trust
5.17%, 05/25/2067
(e),(f)
2,560 2,444
Ellington Financial Mortgage Trust 2021-3
1.24%, 09/25/2066
(e),(f)
2,153 1,591
Fannie Mae REMIC Trust 2004-W5
5.89%, 02/25/2047 10 10
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.56%
Impac CMB Trust Series 2004-5
7.76%, 10/25/2034 3 3
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.44%
Impac CMB Trust Series 2004-6
6.42%, 10/25/2034 2 2
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.09%
Impac CMB Trust Series 2005-1
6.06%, 04/25/2035 25 22
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.73%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Impac CMB Trust Series 2005-5
6.20%, 08/25/2035 $ 6 $ 5
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.62%
J.P. Morgan Mortgage Trust 2023-DSC1
4.62%, 07/25/2063
(e),(f)
941 832
Merrill Lynch Alternative Note Asset Trust Series
2007-A3
5.86%, 04/25/2037 1,294 485
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.53%
PRKCM 2022-AFC2 Trust
5.33%, 08/25/2057
(e),(f)
513 495
SG Residential Mortgage Trust 2021-1
1.16%, 07/25/2061
(e),(f)
2,490 1,849
SG Residential Mortgage Trust 2022-2
5.35%, 08/25/2062
(e),(f)
644 616
Verus Securitization Trust 2022-7
5.15%, 07/25/2067
(e),(f)
1,856 1,782
Verus Securitization Trust 2022-INV2
6.79%, 10/25/2067
(e),(f)
673 668
WaMu Mortgage Pass-Through Certificates Series
2005-AR2 Trust
6.18%, 01/25/2045 11 11
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.85%
$ 13,808
Other Asset Backed Securities - 0 .67%
AMSR 2022-SFR3 Trust
4.00%, 10/17/2039
(f)
2,091 1,844
Argent Securities Trust 2006-W3
5.68%, 04/25/2036 24 7
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.35%
Countrywide Asset-Backed Certificates
6.56%, 12/25/2032 7 7
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.24%
Fannie Mae REMIC Trust 2003-W16
5.59%, 11/25/2033 1 1
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.26%
Long Beach Mortgage Loan Trust 2004-2
6.23%, 06/25/2034 18 18
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.91%
New Residential Mortgage Loan Trust 2022-SFR2
4.00%, 09/04/2039
(f)
2,035 1,796
Pagaya AI Technology in Housing Trust 2022-1
4.25%, 08/25/2025
(f)
1,275 1,190
Progress Residential 2022-SFR6 Trust
6.04%, 07/20/2039
(f)
1,990 1,881
Progress Residential 2022-SFR7 Trust
5.50%, 10/27/2039
(f)
3,320 3,092
$ 9,836
TOTAL BONDS $ 34,449
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 100 .10%
Principal
Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 2 .91%
5.00%, 11/01/2053
(g)
$ 10,905 $ 10,053
5.50%, 11/01/2053
(g)
19,069 18,085
6.00%, 11/01/2053
(g)
15,067 14,661
$ 42,799
U.S. Treasury - 0 .18%
3.63%, 02/15/2044 3,325 2,640

Schedule of Investments
Inflation Protection Fund
October 31, 2023
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Inflation-Indexed Obligations - 97 .01%
0.13%, 04/15/2025 $ 37,751 $ 36,043
0.13%, 10/15/2025 50,532 47,942
0.13%, 04/15/2026 36,398 34,038
0.13%, 07/15/2026 42,053 39,324
0.13%, 10/15/2026 58,286 54,191
0.13%, 04/15/2027 50,304 46,074
0.13%, 01/15/2030 37,519 32,391
0.13%, 07/15/2030 50,630 43,372
0.13%, 01/15/2031 56,052 47,280
0.13%, 07/15/2031 53,617 44,872
0.13%, 01/15/2032 59,029 48,657
0.13%, 02/15/2051 20,236 10,589
0.13%, 02/15/2052 22,875 11,825
0.25%, 01/15/2025 48,418 46,615
0.25%, 07/15/2029 40,792 36,100
0.25%, 02/15/2050 19,388 10,751
0.38%, 07/15/2025 53,369 51,120
0.38%, 01/15/2027 40,471 37,604
0.38%, 07/15/2027 44,356 41,020
0.50%, 01/15/2028 21,171 19,428
0.63%, 01/15/2026 43,545 41,423
0.63%, 07/15/2032
(h)
61,009 52,228
0.63%, 02/15/2043 19,404 13,416
0.75%, 07/15/2028 37,621 34,802
0.75%, 02/15/2042 25,071 18,107
0.75%, 02/15/2045 29,615 20,406
0.88%, 01/15/2029 35,314 32,514
0.88%, 02/15/2047 18,888 13,057
1.00%, 02/15/2046 15,453 11,138
1.00%, 02/15/2048 14,150 9,967
1.00%, 02/15/2049 12,488 8,733
1.13%, 01/15/2033
(h)
60,431 53,534
1.25%, 04/15/2028 40,360 38,153
1.38%, 07/15/2033 43,510 39,358
1.38%, 02/15/2044 25,633 20,421
1.50%, 02/15/2053 21,014 16,452
1.63%, 10/15/2027 47,635 46,041
1.75%, 01/15/2028 18,913 18,280
2.00%, 01/15/2026 21,641 21,206
2.13%, 02/15/2040 11,749 10,977
2.13%, 02/15/2041 15,259 14,220
2.38%, 01/15/2025 32,652 32,239
2.38%, 01/15/2027 21,558 21,337
2.38%, 10/15/2028 28,859 28,766
2.50%, 01/15/2029 18,209 18,185
3.38%, 04/15/2032 8,018 8,494
3.63%, 04/15/2028 20,701 21,603
3.88%, 04/15/2029 22,221 23,697
$ 1,427,990
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,473,429
TOTAL PURCHASED OPTIONS - 0.00% $ 36
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.03% $ 553
Total Investments $ 1,510,164
Other Assets and Liabilities -  (2.59)% (38,192)
TOTAL NET ASSETS - 100.00% $ 1,471,972
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(d) Security is an Interest Only Strip.
(e) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $23,067 or 1.57% of net assets.
(g) Security was purchased in a "to-be-announced" ("TBA") transaction.
(h) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $629 or 0.04% of net assets.
Portfolio Summary
Sector Percent
Government 97 .19%
Mortgage Securities 3 .85%
Financial 0 .73%
Asset Backed Securities 0 .67%
Money Market Funds 0 .12%
Purchased Interest Rate Swaptions 0 .03%
Purchased Options 0 .00%
Other Assets and Liabilities
( 2 .59 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Inflation Protection Fund
October 31, 2023
See accompanying notes.

Affiliated Securities October 31, 2022 Purchases Sales October 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.27% $ — $ 439,092 $ 437,395 $ 1,697
Principal Government Money Market Fund - Institutional Class 5.22% 25,293 55,920 81,213 —
$ 25,293 $ 495,012 $ 518,608 $ 1,697
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.27% $ 396 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.22% 55 — — —
$ 451 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - US 10 Year Note Future;
December 2023
N/A 176 $ 176 $ 106 .75 11/06/2023 $ 53 $ 36 $ (17)
Total $ 53 $ 36 $ (17)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - US 10 Year Note Future;
December 2023
N/A 176 $ 176 $ 107 .75 11/06/2023 $ (16) $ (8) $ 8
Total $ (16) $ (8) $ 8
Amounts in thousands except contracts/shares.
Interest Rate Swaptions
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/ Receive
Floating Rate
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest Rate
Swap
Citigroup Inc Secured Overnight
Financing Rate
Pay $ 156,351 4.50% 01/23/2024 $ 389 $ 46 $ (343)
Call - 1 Year Interest Rate
Swap
Citigroup Inc Secured Overnight
Financing Rate
Pay 156,351 4.55% 01/25/2024 376 55 (321)
Call - 5 Year Interest Rate
Swap
Citigroup Inc Secured Overnight
Financing Rate
Pay 15,239 4.24% 03/27/2024 234 157 (77)
Put - 5 Year Interest Rate
Swap
Citigroup Inc Secured Overnight
Financing Rate
Receive 15,239 4.24% 03/27/2024 234 295 61
Total $ 1,233 $ 553 $ (680)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/ Receive
Floating Rate
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest Rate
Swap
Citigroup Inc Secured Overnight
Financing Rate
Receive $ 156,351 3.80% 01/23/2024 $ (164) $ (10) $ 154
Call - 1 Year Interest Rate
Swap
Citigroup Inc Secured Overnight
Financing Rate
Receive 156,351 3.85% 01/25/2024 (146) (12) 134
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC Secured Overnight
Financing Rate
Receive 15,239 3.96% 03/15/2024 (215) (90) 125
Call - 5 Year Interest Rate
Swap
Citigroup Inc Secured Overnight
Financing Rate
Receive 15,239 4.00% 03/12/2024 (233) (94) 139
Call - 5 Year Interest Rate
Swap
Citigroup Inc Secured Overnight
Financing Rate
Receive 15,239 4.00% 03/13/2024 (229) (95) 134
Call - 5 Year Interest Rate
Swap
Morgan Stanley & Co Secured Overnight
Financing Rate
Receive 7,619 4.03% 03/18/2024 (107) (52) 55
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC Secured Overnight
Financing Rate
Pay 15,239 3.96% 03/15/2024 (216) (416) (200)
Put - 5 Year Interest Rate
Swap
Citigroup Inc Secured Overnight
Financing Rate
Pay 15,239 4.00% 03/12/2024 (234) (395) (161)
Put - 5 Year Interest Rate
Swap
Citigroup Inc Secured Overnight
Financing Rate
Pay 15,239 4.00% 03/13/2024 (229) (395) (166)

Schedule of Investments
Inflation Protection Fund
October 31, 2023
See accompanying notes.

Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/ Receive
Floating Rate
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 5 Year Interest Rate
Swap
Morgan Stanley & Co Secured Overnight
Financing Rate
Pay $ 7,619 4.03% 03/18/2024 $ (106) $ (190) $ (84)
Total $ (1,879) $ (1,749) $ 130
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
3 Month SOFR; December 2024 Short 30 $ 7,151 $ 2
3 Month SOFR; December 2025 Long 30 7,190 (5)
Canada 10 Year Bond; December 2023 Short 47 3,895 2
Japan 10 Year Bond TSE; December 2023 Short 13 12,329 49
US 10 Year Note; December 2023 Short 46 4,884 (9)
US 10 Year Ultra Note; December 2023 Long 10 1,088 (3)
US 2 Year Note; December 2023 Short 92 18,623 40
US 5 Year Note; December 2023 Long 159 16,612 10
US Long Bond; December 2023 Short 29 3,174 202
US Ultra Bond; December 2023 Short 5 563 13
Total $ 301
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 11/02/2023 $ 306 EUR 289 $ 1 $ —
Barclays Bank PLC 11/02/2023 EUR 362 $ 380 3 —
Total $ 4 $ —
Amounts in thousands.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/(Receipts)
Fair
Value
1 Day Euro Short Term Rate Receive 3.23% Annual Annual N/A 07/29/2025 EUR 7,337 $ (11) $ — $ (11)
Canadian Overnight Repo Rate
Average
Pay 3.54% Annual Annual N/A 06/15/2033 CAD 2,592 $ (106) 4 (102)
Canadian Overnight Repo Rate
Average
Receive 3.40% Annual Annual N/A 06/15/2053 1,152 90 (2) 88
Canadian Overnight Repo Rate
Average
Receive 3.72% Annual Annual N/A 09/21/2053 540 18 (1) 17
Canadian Overnight Repo Rate
Average
Pay 4.00% Annual Annual N/A 09/21/2033 1,230 (13) — (13)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.61% Annual Annual N/A 12/12/2027 $ 24,730 $ 133 — 133
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.60% Annual Annual N/A 11/01/2028 4,009 1 (5) (4)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.68% Annual Annual N/A 10/31/2033 4,009 5 1 6
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.59% Annual Annual N/A 10/31/2028 4,009 (1) (1) (2)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.56% Annual Annual N/A 10/26/2028 21,335 (19) (6) (25)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.51% Annual Annual N/A 10/26/2027 21,335 22 2 24
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.48% Annual Annual N/A 10/26/2026 20,290 2 5 7
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.48% Annual Annual N/A 10/26/2025 20,290 7 (1) 6
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.67% Annual Annual N/A 10/25/2033 2,910 1 — 1
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.59% Annual Annual N/A 10/25/2028 2,910 (1) — (1)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.67% Annual Annual N/A 10/20/2053 760 (3) — (3)

Schedule of Investments
Inflation Protection Fund
October 31, 2023
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/(Receipts)
Fair
Value
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.63% Annual Annual N/A 11/02/2030 8,240 $ (1) $ — $ (1)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.67% Annual Annual N/A 11/01/2033 4,009 (2) 6 4
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.42% Annual Annual N/A 05/22/2028 13,840 155 — 155
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.62% Annual Annual N/A 10/18/2043 2,615 18 — 18
Eurostat Eurozone HICP ex
Tobacco
Pay 2.80% Annual Annual N/A 08/15/2053 EUR 235 $ 8 — 8
Eurostat Eurozone HICP ex
Tobacco
Pay 2.78% Annual Annual N/A 08/15/2053 235 6 1 7
Eurostat Eurozone HICP ex
Tobacco
Pay 2.44% Annual Annual N/A 05/15/2033 3,220 (10) 2 (8)
Eurostat Eurozone HICP ex
Tobacco
Receive 2.41% Annual Annual N/A 05/15/2028 3,220 7 (1) 6
Eurostat Eurozone HICP ex
Tobacco
Pay 2.64% Annual Annual N/A 03/15/2053 115 (2) — (2)
Secured Overnight Financing
Rate
Receive 4.51% Annual Annual N/A 03/20/2029 $ 3,388 $ (11) — (11)
Secured Overnight Financing
Rate
Receive 4.37% Annual Annual N/A 03/20/2029 5,391 15 — 15
Secured Overnight Financing
Rate
Receive 4.30% Annual Annual N/A 09/21/2028 1,539 17 — 17
Secured Overnight Financing
Rate
Pay 4.19% Annual Annual N/A 07/29/2025 8,292 (40) — (40)
Secured Overnight Financing
Rate
Receive 4.45% Annual Annual N/A 03/20/2029 4,158 (3) — (3)
United Kingdom Retail Prices
Index
Receive 3.40% Annual Annual N/A 10/15/2053 GBP 520 $ (3) — (3)
Total $ 279 $ 4 $ 283
Amounts in thousands.
(a)     Forward swap.

Schedule of Investments
International Fund I
October 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 1 .39 % Shares Held Value (000's)
Money Market Funds - 1 .39%
BlackRock Liquidity FedFund - Institutional Class
5.24%
(a),(b)
2,871,437 $ 2,871
Principal Government Money Market Fund - Class
R-6 5.27%
(a),(c)
936,748 937
$ 3,808
TOTAL INVESTMENT COMPANIES $ 3,808
COMMON STOCKS - 100 .32 % Shares Held Value (000's)
Advertising - 1 .42%
Publicis Groupe SA 51,000 $ 3,883
Aerospace & Defense - 0 .86%
Airbus SE 17,600 2,360
Agriculture - 0 .38%
ITC Ltd 201,000 1,035
Airlines - 1 .09%
JET2 PLC 59,000 721
Pegasus Hava Tasimaciligi AS
(d)
31,000 772
Turk Hava Yollari AO
(d)
194,000 1,490
$ 2,983
Apparel - 2 .59%
LVMH Moet Hennessy Louis Vuitton SE 8,378 5,998
Makalot Industrial Co Ltd 98,000 1,097
$ 7,095
Automobile Manufacturers - 4 .37%
Ashok Leyland Ltd 479,000 966
Bayerische Motoren Werke AG 18,500 1,721
Hyundai Motor Co 6,000 756
Kia Corp 48,500 2,771
Mercedes-Benz Group AG 34,000 2,000
Nissan Motor Co Ltd 260,000 1,000
Stellantis NV 69,000 1,289
Volvo AB - B Shares 73,000 1,447
$ 11,950
Banks - 14 .00%
Banca Mediolanum SpA 135,000 1,102
Banco Bilbao Vizcaya Argentaria SA 520,000 4,091
Banco do Brasil SA 332,000 3,185
Bangkok Bank PCL 343,000 1,500
Bank Mandiri Persero Tbk PT 7,638,000 2,729
Bank Rakyat Indonesia Persero Tbk PT 4,400,000 1,376
BAWAG Group AG
(d),(e)
23,000 1,024
BPER Banca 373,000 1,214
Grupo Financiero Banorte SAB de CV 281,000 2,276
HSBC Holdings PLC 388,000 2,802
ICICI Bank Ltd 152,000 1,672
IndusInd Bank Ltd 130,000 2,252
Krung Thai Bank PCL 1,666,000 871
Mitsubishi UFJ Financial Group Inc 518,000 4,346
Oversea-Chinese Banking Corp Ltd 261,000 2,420
Sberbank of Russia PJSC ADR
(d)
194,243 —
State Bank of India 244,000 1,658
Swedbank AB 62,000 1,018
UBS Group AG 117,000 2,749
$ 38,285
Beverages - 0 .83%
Jiangsu King's Luck Brewery JSC Ltd 185,000 1,474
Pernod Ricard SA 4,500 799
$ 2,273
Biotechnology - 0 .85%
Genmab A/S
(d)
4,718 1,334
Telix Pharmaceuticals Ltd
(d)
174,000 981
$ 2,315
Building Materials - 0 .41%
James Hardie Industries PLC
(d)
45,000 1,123
Commercial Services - 3 .00%
Ashtead Group PLC 47,137 2,703
Recruit Holdings Co Ltd 67,000 1,921
RELX PLC 75,000 2,620
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Wise PLC
(d)
117,000 $ 951
$ 8,195
Computers - 2 .65%
BayCurrent Consulting Inc 73,000 1,833
CGI Inc
(d)
19,200 1,854
SHIFT Inc
(d)
12,500 2,268
Wiwynn Corp 27,000 1,279
$ 7,234
Cosmetics & Personal Care - 1 .94%
L'Oreal SA 12,600 5,296
Distribution & Wholesale - 0 .70%
Ferguson PLC 12,800 1,923
Diversified Financial Services - 1 .63%
Amundi SA
(e)
30,000 1,567
Deutsche Boerse AG 8,000 1,317
Julius Baer Group Ltd 26,500 1,570
$ 4,454
Electric - 1 .51%
Endesa SA 85,000 1,599
Iberdrola SA 158,000 1,757
Shenzhen Envicool Technology Co Ltd 219,700 768
$ 4,124
Electrical Components & Equipment - 2 .24%
Delta Electronics Inc 190,000 1,712
Schneider Electric SE 17,000 2,616
Sieyuan Electric Co Ltd 177,994 1,196
SMA Solar Technology AG
(d)
10,000 614
$ 6,138
Electronics - 0 .38%
ABB Ltd 31,000 1,042
Engineering & Construction - 2 .47%
Grupo Aeroportuario del Pacifico SAB de CV 48,000 560
Samsung Engineering Co Ltd
(d)
73,000 1,287
Sichuan Road and Bridge Group Co Ltd 1,506,388 1,582
Vinci SA 20,000 2,212
WSP Global Inc 8,500 1,112
$ 6,753
Entertainment - 2 .58%
Evolution AB
(e)
27,000 2,406
JYP Entertainment Corp 34,000 2,588
SM Entertainment Co Ltd 15,000 1,125
YG Entertainment Inc 23,000 939
$ 7,058
Food - 2 .32%
Bid Corp Ltd 84,000 1,784
BIM Birlesik Magazalar AS 190,321 1,830
Magnit PJSC 24,200 —
Nestle SA 25,300 2,728
$ 6,342
Food Service - 1 .20%
Compass Group PLC 75,000 1,891
Sodexo SA 13,000 1,376
$ 3,267
Gas - 0 .37%
ENN Natural Gas Co Ltd 435,000 1,023
Hand & Machine Tools - 0 .52%
Schindler Holding AG - PC 7,000 1,416
Home Furnishings - 0 .38%
LG Electronics Inc 14,000 1,039
Insurance - 6 .46%
BB Seguridade Participacoes SA 496,000 3,018
Great-West Lifeco Inc 40,000 1,108
Helvetia Holding AG 11,000 1,479
iA Financial Corp Inc 27,000 1,571
Porto Seguro SA 160,000 796
Steadfast Group Ltd 258,000 887
Sun Life Financial Inc 52,500 2,398

Schedule of Investments
International Fund I
October 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Swiss Life Holding AG 4,364 $ 2,803
Tokio Marine Holdings Inc 161,111 3,604
$ 17,664
Internet - 4 .61%
Alibaba Group Holding Ltd ADR
(d)
27,000 2,229
PDD Holdings Inc ADR
(d)
29,000 2,941
Perion Network Ltd
(d),(f)
54,000 1,372
Tencent Holdings Ltd 96,000 3,553
Trip.com Group Ltd ADR
(d)
29,000 986
Vipshop Holdings Ltd ADR
(d)
106,000 1,511
$ 12,592
Iron & Steel - 0 .39%
Evraz PLC
(d)
204,000 —
JFE Holdings Inc 77,000 1,073
$ 1,073
Leisure Products & Services - 1 .69%
BRP Inc 19,700 1,331
Yadea Group Holdings Ltd
(e)
821,000 1,499
Yamaha Motor Co Ltd 73,000 1,784
$ 4,614
Lodging - 0 .46%
Galaxy Entertainment Group Ltd 223,000 1,254
Machinery - Construction & Mining - 0 .73%
Doosan Bobcat Inc 22,000 632
Metso Oyj 156,000 1,375
$ 2,007
Machinery - Diversified - 2 .62%
Atlas Copco AB - A Shares 234,000 3,030
ATS Corp
(d)
21,000 707
IMI PLC 152,000 2,715
Interpump Group SpA 17,000 711
$ 7,163
Media - 0 .70%
Informa PLC 221,000 1,915
Mining - 2 .55%
BHP Group Ltd 87,000 2,463
Pilbara Minerals Ltd
(f)
616,000 1,447
Rio Tinto Ltd 29,000 2,166
Zijin Mining Group Co Ltd 583,000 902
$ 6,978
Miscellaneous Manufacturers - 1 .44%
Diploma PLC 79,000 2,739
Siemens AG 9,000 1,194
$ 3,933
Oil & Gas - 4 .98%
BP PLC 286,000 1,746
Eni SpA 117,000 1,913
Gazprom PJSC
(d)
288,000 —
LUKOIL PJSC 20,000 —
Novatek PJSC 67,000 —
PetroChina Co Ltd 1,739,000 1,135
PRIO SA/Brazil
(d)
242,000 2,282
Shell PLC 126,000 4,061
TotalEnergies SE 37,000 2,474
$ 13,611
Oil & Gas Services - 0 .59%
Technip Energies NV 74,000 1,621
Pharmaceuticals - 4 .54%
AstraZeneca PLC 15,000 1,878
Chugai Pharmaceutical Co Ltd 39,000 1,157
Ipsen SA 13,500 1,595
Novo Nordisk A/S 61,690 5,952
Roche Holding AG 7,100 1,830
$ 12,412
Private Equity - 1 .05%
3i Group PLC 122,000 2,876
COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate - 0 .80%
Sekisui House Ltd 112,000 $ 2,193
Retail - 2 .91%
Alimentation Couche-Tard Inc 78,000 4,246
Cie Financiere Richemont SA 7,500 885
Haidilao International Holding Ltd
(e)
386,000 967
Pandora A/S 16,500 1,871
$ 7,969
Semiconductors - 6 .81%
Advantest Corp 77,600 1,999
ASML Holding NV 5,900 3,546
Global Unichip Corp 24,000 1,073
Novatek Microelectronics Corp 141,000 1,986
Renesas Electronics Corp
(d)
68,000 893
Samsung Electronics Co Ltd 34,700 1,727
Socionext Inc 7,000 683
Taiwan Semiconductor Manufacturing Co Ltd 349,854 5,714
Zhejiang Jingsheng Mechanical & Electrical Co Ltd 170,975 1,013
$ 18,634
Shipbuilding - 0 .38%
Yangzijiang Shipbuilding Holdings Ltd 970,000 1,028
Software - 4 .41%
Capcom Co Ltd 90,000 2,897
Constellation Software Inc/Canada 500 1,002
Constellation Software Inc/Canada - Warrants
(d),(g)
500 —
Descartes Systems Group Inc/The
(d)
33,300 2,407
Kingnet Network Co Ltd 517,000 754
NetEase Inc 116,000 2,483
Oracle Corp Japan 12,000 851
Sage Group PLC/The 142,000 1,677
$ 12,071
Telecommunications - 0 .71%
Accton Technology Corp 126,000 1,952
Transportation - 0 .80%
Jiayou International Logistics Co Ltd 312,200 736
TFI International Inc 13,000 1,438
$ 2,174
TOTAL COMMON STOCKS $ 274,340
Total Investments $ 278,148
Other Assets and Liabilities -  (1.71)% (4,682)
TOTAL NET ASSETS - 100.00% $ 273,466
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,871 or
1.05% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $7,463 or 2.73% of net assets.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $2,790 or 1.02% of net assets.
(g) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.

Schedule of Investments
International Fund I
October 31, 2023
See accompanying notes.

Portfolio Summary
Location Percent
United Kingdom 12 .14%
France 11 .62%
Japan 10 .42%
China 9 .09%
Canada 7 .03%
Switzerland 6 .05%
Taiwan 5 .40%
Korea, Republic Of 4 .70%
Brazil 3 .39%
Denmark 3 .36%
Australia 2 .90%
Sweden 2 .89%
India 2 .77%
Spain 2 .73%
Germany 2 .50%
Italy 1 .80%
Netherlands 1 .77%
Turkey 1 .50%
Indonesia 1 .50%
Ireland 1 .49%
United States 1 .39%
Mexico 1 .03%
Singapore 0 .89%
Thailand 0 .87%
South Africa 0 .65%
Finland 0 .50%
Israel 0 .50%
Hong Kong 0 .46%
Austria 0 .37%
Russian Federation 0 .00%
Other Assets and Liabilities
( 1 .71 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales October 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.27% $ — $ 146,653 $ 145,716 $ 937
Principal Government Money Market Fund - Institutional Class 5.22% 704 37,804 38,508 —
$ 704 $ 184,457 $ 184,224 $ 937
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.27% $ 122 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.22% 12 — — —
$ 134 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
LargeCap Growth Fund I
October 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 2 .92 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .31%
iShares Russell 1000 Growth ETF 123,900 $ 32,475
Money Market Funds - 2 .61%
BlackRock Liquidity FedFund - Institutional Class
5.24%
(a),(b)
2,016,076 2,016
Principal Government Money Market Fund - Class
R-6 5.27%
(a),(c)
271,629,975 271,630
$ 273,646
TOTAL INVESTMENT COMPANIES $ 306,121
CONVERTIBLE PREFERRED STOCKS
- 0 .10 % Shares Held Value (000's)
Automobile Manufacturers - 0 .02%
Waymo LLC Series A-2 0.00%
(d),(e),(f)
48,770 $ 2,205
Chemicals - 0 .02%
Sila Nano Series F 0.00%
(d),(e),(f)
103,620 2,101
Software - 0 .06%
Nuro - Series C 0.00%
(d),(e),(f)
353,308 2,191
Rappi Inc - Series E 0.00%
(d),(e),(f)
103,387 3,723
$ 5,914
TOTAL CONVERTIBLE PREFERRED STOCKS $ 10,220
COMMON STOCKS - 97 .24 % Shares Held Value (000's)
Advertising - 0 .09%
Trade Desk Inc/The
(d)
136,418 $ 9,680
Aerospace & Defense - 0 .08%
Boeing Co/The
(d)
4,540 848
HEICO Corp 2,306 365
HEICO Corp - Class A 4,303 547
Lockheed Martin Corp 13,599 6,183
Northrop Grumman Corp 512 241
Spirit AeroSystems Holdings Inc
(d)
775 18
TransDigm Group Inc
(d)
501 415
$ 8,617
Airlines - 0 .00%
American Airlines Group Inc
(d)
15,376 171
Delta Air Lines Inc 2,351 74
$ 245
Apparel - 0 .05%
Crocs Inc
(d)
3,876 346
Deckers Outdoor Corp
(d)
1,544 922
NIKE Inc 38,181 3,924
Skechers USA Inc
(d)
703 34
Tapestry Inc 1,087 30
$ 5,256
Automobile Manufacturers - 0 .48%
Rivian Automotive Inc
(d)
1,011,350 16,404
Tesla Inc
(d)
166,403 33,421
$ 49,825
Automobile Parts & Equipment - 0 .03%
Allison Transmission Holdings Inc 635 32
Aurora Innovation Inc
(d)
1,843,951 3,227
$ 3,259
Banks - 0 .01%
First Citizens BancShares Inc/NC 64 88
NU Holdings Ltd/Cayman Islands
(d)
95,084 780
$ 868
Beverages - 0 .67%
Boston Beer Co Inc/The
(d)
518 173
Brown-Forman Corp - A Shares 2,471 142
Brown-Forman Corp - B Shares 8,760 492
Celsius Holdings Inc
(d)
2,862 435
Coca-Cola Co/The 116,438 6,578
Constellation Brands Inc 967 226
Monster Beverage Corp
(d)
1,031,875 52,729
PepsiCo Inc 57,364 9,366
$ 70,141
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology - 0 .76%
Alnylam Pharmaceuticals Inc
(d)
5,957 $ 904
Amgen Inc 21,870 5,592
Apellis Pharmaceuticals Inc
(d)
6,727 327
BioMarin Pharmaceutical Inc
(d)
1,584 129
Certara Inc
(d)
4,684 57
Exelixis Inc
(d)
14,267 294
Illumina Inc
(d)
2,805 307
Incyte Corp
(d)
8,162 440
Ionis Pharmaceuticals Inc
(d)
7,180 318
Karuna Therapeutics Inc
(d)
1,881 314
Legend Biotech Corp ADR
(d)
299,015 19,756
Maravai LifeSciences Holdings Inc
(d)
4,565 31
Regeneron Pharmaceuticals Inc
(d)
392 306
Roivant Sciences Ltd
(d)
21,013 182
Sarepta Therapeutics Inc
(d)
5,353 360
Seagen Inc
(d)
8,411 1,790
Ultragenyx Pharmaceutical Inc
(d)
4,311 153
Vertex Pharmaceuticals Inc
(d)
132,996 48,159
$ 79,419
Building Materials - 0 .02%
Armstrong World Industries Inc 940 71
Eagle Materials Inc 1,491 230
Trane Technologies PLC 4,016 764
Trex Co Inc
(d)
6,229 350
Vulcan Materials Co 1,724 339
$ 1,754
Chemicals - 0 .06%
Axalta Coating Systems Ltd
(d)
1,701 45
Ecolab Inc 11,619 1,949
FMC Corp 1,337 71
Linde PLC 2,749 1,051
PPG Industries Inc 3,518 432
RPM International Inc 1,634 149
Sherwin-Williams Co/The 11,912 2,837
Valvoline Inc 3,227 96
$ 6,630
Commercial Services - 4 .82%
Affirm Holdings Inc
(d)
578,224 10,182
Automatic Data Processing Inc 21,416 4,673
Avis Budget Group Inc
(d)
505 82
Block Inc
(d)
12,119 488
Booz Allen Hamilton Holding Corp 7,799 935
Bright Horizons Family Solutions Inc
(d)
513 38
Cintas Corp 278,869 141,420
CoStar Group Inc
(d)
1,583,414 116,238
Equifax Inc 5,048 856
Euronet Worldwide Inc
(d)
1,694 130
FleetCor Technologies Inc
(d)
4,028 907
FTI Consulting Inc
(d)
444 94
Gartner Inc
(d)
4,592 1,525
Global Payments Inc 487,258 51,756
Grand Canyon Education Inc
(d)
605 72
H&R Block Inc 6,278 258
MarketAxess Holdings Inc 2,198 470
Moody's Corp 8,691 2,677
Morningstar Inc 1,515 384
Paylocity Holding Corp
(d)
145,689 26,137
PayPal Holdings Inc
(d)
61,292 3,175
Quanta Services Inc 2,246 375
RB Global Inc 8,337 545
Rollins Inc 15,350 577
S&P Global Inc 394,815 137,913
Service Corp International/US 3,450 188
Shift4 Payments Inc
(d)
3,462 154
Toast Inc
(d)
21,287 340
U-Haul Holding Co 2,224 105
U-Haul Holding Co
(d)
566 28
United Rentals Inc 814 331
Verisk Analytics Inc 8,606 1,957

Schedule of Investments
LargeCap Growth Fund I
October 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
WEX Inc
(d)
1,241 $ 207
WillScot Mobile Mini Holdings Corp
(d)
3,556 140
$ 505,357
Computers - 5 .62%
Accenture PLC - Class A 38,063 11,308
Apple Inc 3,335,591 569,618
Crowdstrike Holdings Inc
(d)
12,653 2,237
EPAM Systems Inc
(d)
3,317 722
Fortinet Inc
(d)
39,549 2,261
Genpact Ltd 3,204 108
Globant SA
(d)
2,451 417
HP Inc 11,263 297
KBR Inc 3,136 182
NetApp Inc 5,058 368
Pure Storage Inc
(d)
13,213 447
Zscaler Inc
(d)
5,223 829
$ 588,794
Consumer Products - 0 .04%
Avery Dennison Corp 1,688 294
Church & Dwight Co Inc 13,152 1,196
Clorox Co/The 7,417 873
Kimberly-Clark Corp 19,074 2,282
$ 4,645
Cosmetics & Personal Care - 1 .08%
Estee Lauder Cos Inc/The 843,756 108,734
Kenvue Inc 35,408 659
Procter & Gamble Co/The 26,653 3,999
$ 113,392
Distribution & Wholesale - 0 .07%
Copart Inc
(d)
51,662 2,248
Fastenal Co 25,739 1,502
Ferguson PLC 800 120
Pool Corp 2,255 712
SiteOne Landscape Supply Inc
(d)
963 133
Watsco Inc 518 181
WW Grainger Inc 2,656 1,938
$ 6,834
Diversified Financial Services - 4 .94%
American Express Co 11,667 1,704
Ameriprise Financial Inc 6,303 1,983
Apollo Global Management Inc 31,404 2,432
Blue Owl Capital Inc
(g)
4,778 59
Houlihan Lokey Inc 321 32
LPL Financial Holdings Inc 4,667 1,048
Mastercard Inc 872,744 328,457
Rocket Cos Inc
(d)
4,614 34
SLM Corp 6,813 88
TPG Inc 1,335 37
Tradeweb Markets Inc 439,050 39,519
UWM Holdings Corp 6,483 31
Visa Inc 604,495 142,117
Western Union Co/The 3,948 44
XP Inc 1,980 40
$ 517,625
Electric - 0 .01%
AES Corp/The 26,072 389
Vistra Corp 6,974 228
$ 617
Electrical Components & Equipment - 0 .74%
ChargePoint Holdings Inc
(d)
16,587 42
Generac Holdings Inc
(d)
923,420 77,632
Universal Display Corp 1,341 187
$ 77,861
Electronics - 0 .73%
Allegion plc 4,854 478
Amphenol Corp 892,245 71,870
Honeywell International Inc 5,146 943
Hubbell Inc 1,438 388
COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics (continued)
Jabil Inc 4,830 $ 593
Keysight Technologies Inc
(d)
2,705 330
Mettler-Toledo International Inc
(d)
1,278 1,259
Vontier Corp 3,774 112
$ 75,973
Energy - Alternate Sources - 0 .01%
Enphase Energy Inc
(d)
7,983 635
Engineering & Construction - 0 .00%
EMCOR Group Inc 1,025 212
TopBuild Corp
(d)
150 34
$ 246
Entertainment - 0 .02%
Caesars Entertainment Inc
(d)
5,369 214
Churchill Downs Inc 4,248 466
DraftKings Inc
(d)
25,149 695
Live Nation Entertainment Inc
(d)
2,250 180
TKO Group Holdings Inc 2,756 226
Vail Resorts Inc 287 61
$ 1,842
Environmental Control - 0 .79%
Tetra Tech Inc 691 104
Veralto Corp
(d)
1,144,294 78,956
Waste Management Inc 22,008 3,617
$ 82,677
Food - 0 .04%
Albertsons Cos Inc 2,571 56
Hershey Co/The 6,555 1,228
Lamb Weston Holdings Inc 8,094 727
Performance Food Group Co
(d)
4,591 265
Sysco Corp 30,550 2,031
$ 4,307
Hand & Machine Tools - 0 .01%
Lincoln Electric Holdings Inc 3,079 538
MSA Safety Inc 450 71
$ 609
Healthcare - Products - 6 .92%
10X Genomics Inc
(d)
5,857 207
Abbott Laboratories 6,543 619
Agilent Technologies Inc 14,437 1,492
Align Technology Inc
(d)
367,994 67,928
Bio-Techne Corp 8,621 471
Bruker Corp 6,362 363
Edwards Lifesciences Corp
(d)
1,739,824 110,861
Exact Sciences Corp
(d)
3,948 243
GE HealthCare Technologies Inc 2,126 142
Globus Medical Inc
(d)
2,283 104
IDEXX Laboratories Inc
(d)
4,928 1,969
Inspire Medical Systems Inc
(d)
1,826 269
Insulet Corp
(d)
4,142 549
Intuitive Surgical Inc
(d)
1,004,824 263,485
Masimo Corp
(d)
3,025 245
Natera Inc
(d)
6,606 261
Novocure Ltd
(d)
6,465 86
Penumbra Inc
(d)
68,090 13,015
Repligen Corp
(d)
1,558 210
ResMed Inc 8,715 1,231
Shockwave Medical Inc
(d)
2,150 443
Stryker Corp 363,011 98,093
Tandem Diabetes Care Inc
(d)
628 11
Thermo Fisher Scientific Inc 362,492 161,226
Waters Corp
(d)
3,494 833
West Pharmaceutical Services Inc 4,425 1,408
$ 725,764
Healthcare - Services - 2 .77%
agilon health Inc
(d)
16,568 298
Chemed Corp 658 370
DaVita Inc
(d)
3,314 256
Elevance Health Inc 1,869 841

Schedule of Investments
LargeCap Growth Fund I
October 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Encompass Health Corp 483 $ 30
Ginkgo Bioworks Holdings Inc
(d),(g)
12,081 17
HCA Healthcare Inc 2,517 569
Humana Inc 92,904 48,653
ICON PLC
(d)
764 187
IQVIA Holdings Inc
(d)
10,308 1,864
Medpace Holdings Inc
(d)
1,369 332
Molina Healthcare Inc
(d)
1,862 620
Sotera Health Co
(d)
4,440 56
UnitedHealth Group Inc 441,515 236,458
$ 290,551
Home Builders - 0 .00%
NVR Inc
(d)
14 76
Home Furnishings - 0 .00%
Tempur Sealy International Inc 2,430 97
Housewares - 0 .00%
Scotts Miracle-Gro Co/The 2,961 132
Insurance - 1 .68%
Arch Capital Group Ltd
(d)
3,213 278
Arthur J Gallagher & Co 797 188
Brighthouse Financial Inc
(d)
678 31
Brown & Brown Inc 5,537 384
Equitable Holdings Inc 21,491 571
Everest Group Ltd 412 163
Kinsale Capital Group Inc 1,282 428
Lincoln National Corp 1,005 22
Marsh & McLennan Cos Inc 23,871 4,527
Primerica Inc 1,493 285
Progressive Corp/The 1,068,300 168,888
RenaissanceRe Holdings Ltd 875 192
RLI Corp 638 85
Ryan Specialty Holdings Inc
(d)
5,919 256
Willis Towers Watson PLC 839 198
$ 176,496
Internet - 18 .12%
Airbnb Inc
(d)
24,401 2,886
Alphabet Inc - A Shares
(d)
3,021,328 374,887
Alphabet Inc - C Shares
(d)
1,775,545 222,476
Amazon.com Inc
(d)
4,540,161 604,250
Booking Holdings Inc
(d)
26,800 74,761
CDW Corp/DE 7,652 1,533
Chewy Inc
(d)
2,564,872 49,579
Coupang Inc
(d)
1,589,217 27,016
DoorDash Inc - Class A
(d)
14,200 1,064
eBay Inc 2,380 93
Etsy Inc
(d)
4,390 274
Expedia Group Inc
(d)
6,300 600
Gen Digital Inc 6,201 103
GoDaddy Inc
(d)
5,594 410
Lyft Inc
(d)
19,557 179
Match Group Inc
(d)
2,194,973 75,946
Meta Platforms Inc
(d)
761,425 229,395
Netflix Inc
(d)
166,066 68,368
Okta Inc
(d)
692 47
Palo Alto Networks Inc
(d)
18,149 4,411
Pinterest Inc
(d)
35,701 1,067
Roku Inc
(d)
1,098 65
Snap Inc Class A
(d)
1,318,912 13,202
Spotify Technology SA
(d)
219,781 36,211
Uber Technologies Inc
(d)
2,547,388 110,251
VeriSign Inc
(d)
347 69
Wayfair Inc
(d)
2,067 88
$ 1,899,231
Leisure Products & Services - 0 .09%
Brunswick Corp/DE 409 28
Norwegian Cruise Line Holdings Ltd
(d)
7,307 99
Peloton Interactive Inc
(d)
1,704,253 8,112
Planet Fitness Inc
(d)
2,741 152
COMMON STOCKS (continued) Shares Held Value (000’s)
Leisure Products & Services (continued)
Polaris Inc 343 $ 30
Royal Caribbean Cruises Ltd
(d)
4,211 357
YETI Holdings Inc
(d)
5,246 223
$ 9,001
Lodging - 0 .05%
Choice Hotels International Inc 1,903 210
Hilton Worldwide Holdings Inc 7,064 1,071
Las Vegas Sands Corp 18,548 880
Marriott International Inc/MD 14,913 2,812
Travel + Leisure Co 2,414 82
Wyndham Hotels & Resorts Inc 430 31
Wynn Resorts Ltd 457 40
$ 5,126
Machinery - Construction & Mining - 0 .05%
BWX Technologies Inc 1,122 83
Caterpillar Inc 23,320 5,271
Vertiv Holdings Co 1,696 67
$ 5,421
Machinery - Diversified - 1 .22%
Deere & Co 15,188 5,549
Graco Inc 4,359 324
IDEX Corp 325,508 62,306
Ingersoll Rand Inc 948,236 57,539
Otis Worldwide Corp 1,752 135
Rockwell Automation Inc 6,891 1,811
Toro Co/The 6,234 504
Xylem Inc/NY 1,793 168
$ 128,336
Media - 0 .04%
Cable One Inc 31 17
Charter Communications Inc
(d)
6,146 2,476
FactSet Research Systems Inc 2,278 984
Liberty Broadband Corp - A Shares
(d)
541 45
Liberty Broadband Corp - C Shares
(d)
1,731 144
Nexstar Media Group Inc 842 118
$ 3,784
Metal Fabrication & Hardware - 0 .00%
Advanced Drainage Systems Inc 4,083 436
Valmont Industries Inc 192 38
$ 474
Mining - 0 .00%
Southern Copper Corp 5,103 362
Miscellaneous Manufacturers - 0 .04%
A O Smith Corp 944 66
Axon Enterprise Inc
(d)
4,156 850
Donaldson Co Inc 3,198 184
Illinois Tool Works Inc 14,868 3,332
$ 4,432
Office & Business Equipment - 0 .00%
Zebra Technologies Corp
(d)
619 130
Oil & Gas - 0 .03%
APA Corp 16,524 656
Hess Corp 9,313 1,345
Ovintiv Inc 6,860 329
Texas Pacific Land Corp 358 661
$ 2,991
Oil & Gas Services - 0 .32%
Halliburton Co 10,848 427
Schlumberger NV 591,300 32,912
$ 33,339
Packaging & Containers - 0 .00%
Ardagh Metal Packaging SA 3,421 11
Graphic Packaging Holding Co 10,398 224
Sealed Air Corp 5,071 156
$ 391

Schedule of Investments
LargeCap Growth Fund I
October 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals - 4 .70%
AbbVie Inc 106,362 $ 15,016
Becton Dickinson & Co 249,657 63,108
Cardinal Health Inc 7,871 716
Cencora Inc 9,707 1,797
Cigna Group/The 477,994 147,796
Dexcom Inc
(d)
23,273 2,067
Eli Lilly & Co 237,960 131,814
Jazz Pharmaceuticals PLC
(d)
2,008 255
McKesson Corp 3,112 1,417
Merck & Co Inc 28,146 2,891
Neurocrine Biosciences Inc
(d)
5,787 642
Zoetis Inc 798,804 125,412
$ 492,931
Pipelines - 0 .04%
Antero Midstream Corp 8,120 100
Cheniere Energy Inc 14,579 2,426
New Fortress Energy Inc 4,644 141
ONEOK Inc 1,767 115
Targa Resources Corp 13,437 1,124
$ 3,906
Private Equity - 0 .05%
Ares Management Corp 9,620 948
Blackstone Inc 42,939 3,965
KKR & Co Inc 9,540 529
$ 5,442
REITs - 1 .46%
American Tower Corp 28,034 4,995
Crown Castle Inc 2,923 272
Equinix Inc 2,792 2,037
Equity LifeStyle Properties Inc 3,703 244
Iron Mountain Inc 8,605 508
Lamar Advertising Co 4,039 332
Public Storage 5,455 1,302
SBA Communications Corp 684,469 142,801
Simon Property Group Inc 4,230 465
Sun Communities Inc 1,699 189
UDR Inc 1,319 42
$ 153,187
Retail - 5 .14%
AutoZone Inc
(d)
913 2,262
Best Buy Co Inc 1,917 128
BJ's Wholesale Club Holdings Inc
(d)
2,931 200
Burlington Stores Inc
(d)
3,858 467
CarMax Inc
(d)
637 39
Casey's General Stores Inc 386 105
Cava Group Inc
(d),(g)
799 25
Chipotle Mexican Grill Inc
(d)
22,210 43,136
Costco Wholesale Corp 348,075 192,290
Darden Restaurants Inc 3,365 490
Dick's Sporting Goods Inc 320 34
Dollar General Corp 204,170 24,305
Domino's Pizza Inc 2,098 711
Five Below Inc
(d)
3,266 568
Floor & Decor Holdings Inc
(d)
6,233 513
Freshpet Inc
(d)
903 52
Home Depot Inc/The 61,028 17,374
Lowe's Cos Inc 25,895 4,935
Lululemon Athletica Inc
(d)
384,778 151,403
McDonald's Corp 18,126 4,752
Murphy USA Inc 1,094 397
Ollie's Bargain Outlet Holdings Inc
(d)
1,419 110
O'Reilly Automotive Inc
(d)
3,039 2,828
RH
(d)
195 42
Ross Stores Inc 614,120 71,220
Starbucks Corp 67,987 6,271
Target Corp 27,695 3,068
Texas Roadhouse Inc 3,991 405
TJX Cos Inc/The 69,404 6,112
Tractor Supply Co 6,565 1,264
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Ulta Beauty Inc
(d)
2,979 $ 1,136
Victoria's Secret & Co
(d)
3,912 70
Wendy's Co/The 10,161 193
Williams-Sonoma Inc 606 91
Wingstop Inc 1,902 348
Yum! Brands Inc 14,800 1,789
$ 539,133
Semiconductors - 7 .11%
Advanced Micro Devices Inc
(d)
283,478 27,922
Allegro MicroSystems Inc
(d)
4,156 108
Applied Materials Inc 42,972 5,687
ASML Holding NV - NY Reg Shares 100,009 59,887
Broadcom Inc 24,344 20,482
Entegris Inc 560 49
KLA Corp 8,236 3,869
Lam Research Corp 7,625 4,485
Lattice Semiconductor Corp
(d)
8,170 454
Microchip Technology Inc 23,078 1,645
Monolithic Power Systems Inc 2,700 1,193
NVIDIA Corp 1,232,105 502,453
NXP Semiconductors NV 618,038 106,568
QUALCOMM Inc 58,621 6,389
Teradyne Inc 7,828 652
Texas Instruments Inc 22,298 3,167
$ 745,010
Software - 25 .68%
Adobe Inc
(d)
463,985 246,868
Alteryx Inc
(d)
4,018 129
ANSYS Inc
(d)
4,281 1,191
AppLovin Corp
(d)
3,951 144
Atlassian Corp
(d)
776,552 140,276
Autodesk Inc
(d)
665,706 131,563
Bentley Systems Inc 10,694 520
Broadridge Financial Solutions Inc 5,908 1,008
Cadence Design Systems Inc
(d)
248,437 59,588
Ceridian HCM Holding Inc
(d)
912 58
Cloudflare Inc
(d)
17,293 980
Confluent Inc
(d)
11,112 321
Datadog Inc
(d)
16,421 1,338
DocuSign Inc
(d)
12,150 472
DoubleVerify Holdings Inc
(d)
7,990 222
Doximity Inc
(d)
3,169 65
Dropbox Inc - A Shares
(d)
13,834 364
Dynatrace Inc
(d)
754,229 33,721
Elastic NV
(d)
4,649 349
Fair Isaac Corp
(d)
35,626 30,135
Fiserv Inc
(d)
1,212,464 137,918
Five9 Inc
(d)
4,532 262
Gitlab Inc
(d)
5,608 243
HashiCorp Inc
(d)
4,555 90
HubSpot Inc
(d)
2,717 1,151
Informatica Inc
(d)
469 9
Intuit Inc 760,219 376,270
Jack Henry & Associates Inc 1,464 206
Magic Leap Inc
(d),(e),(f)
10,706 206
Manhattan Associates Inc
(d)
3,679 717
Microsoft Corp 3,094,539 1,046,295
MongoDB Inc
(d)
33,190 11,437
MSCI Inc 2,310 1,089
nCino Inc
(d)
811 23
New Relic Inc
(d)
3,588 311
Nutanix Inc
(d)
4,006 145
Oracle Corp 37,646 3,893
Palantir Technologies Inc
(d)
112,818 1,670
Paychex Inc 19,383 2,152
Paycom Software Inc 3,078 754
Paycor HCM Inc
(d)
1,817 39
Pegasystems Inc 2,504 107
Playtika Holding Corp
(d)
1,438 12

Schedule of Investments
LargeCap Growth Fund I
October 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Procore Technologies Inc
(d)
4,691 $ 287
PTC Inc
(d)
3,587 504
RingCentral Inc
(d)
5,328 142
ROBLOX Corp
(d)
27,624 879
Salesforce Inc
(d)
155,096 31,148
SentinelOne Inc
(d)
1,814 28
ServiceNow Inc
(d)
530,889 308,898
Smartsheet Inc
(d)
8,022 317
Snowflake Inc - Class A
(d)
18,645 2,706
Splunk Inc
(d)
9,178 1,351
Stripe Inc - Class B
(d),(e),(f)
114,126 2,501
Synopsys Inc
(d)
9,124 4,283
Teradata Corp
(d)
6,487 277
Twilio Inc
(d)
2,005 103
Tyler Technologies Inc
(d)
1,863 695
UiPath Inc
(d)
18,392 286
Unity Software Inc
(d)
7,228 183
Veeva Systems Inc
(d)
514,661 99,180
VMware Inc
(d),(g)
12,932 1,884
Workday Inc
(d)
11,889 2,517
ZoomInfo Technologies Inc
(d)
10,289 133
$ 2,692,613
Telecommunications - 0 .48%
Arista Networks Inc
(d)
15,080 3,022
Iridium Communications Inc 7,448 276
Motorola Solutions Inc 9,127 2,541
T-Mobile US Inc 311,107 44,756
Ubiquiti Inc 252 31
$ 50,626
Transportation - 0 .08%
CH Robinson Worldwide Inc 5,359 438
CSX Corp 13,416 400
Expeditors International of Washington Inc 1,491 163
JB Hunt Transport Services Inc 1,026 176
Landstar System Inc 1,923 317
Old Dominion Freight Line Inc 5,522 2,080
Saia Inc
(d)
211 76
Union Pacific Corp 15,697 3,259
United Parcel Service Inc 12,062 1,704
$ 8,613
TOTAL COMMON STOCKS $ 10,194,703
Total Investments $ 10,511,044
Other Assets and Liabilities -  (0.26)% (27,159)
TOTAL NET ASSETS - 100.00% $ 10,483,885
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,016 or
0.02% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,963 or 0.02% of net assets.
Portfolio Summary
Sector Percent
Technology 38 .47%
Consumer, Non-cyclical 21 .80%
Communications 18 .73%
Financial 8 .14%
Consumer, Cyclical 5 .95%
Industrial 3 .76%
Money Market Funds 2 .61%
Energy 0 .40%
Exchange-Traded Funds 0 .31%
Basic Materials 0 .08%
Utilities 0 .01%
Other Assets and Liabilities
( 0 .26 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales October 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.27% $ — $ 2,882,215 $ 2,610,585 $ 271,630
Principal Government Money Market Fund - Institutional Class 5.22% 186,380 315,897 502,277 —
$ 186,380 $ 3,198,112 $ 3,112,862 $ 271,630
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.27% $ 10,459 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.22% 755 — — —
$ 11,214 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
LargeCap Growth Fund I
October 31, 2023
See accompanying notes.

Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Magic Leap Inc 01/20/2016-10/12/2017 $ 5,204 $ 206 0.00%
Nuro - Series C   0.00% 10/30/2020 4,612 2,191 0.02%
Rappi Inc - Series E   0.00% 09/08/2020 6,177 3,723 0.04%
Sila Nano Series F   0.00% 01/07/2021 4,277 2,101 0.02%
Stripe Inc - Class B 12/17/2019 1,791 2,501 0.02%
Waymo LLC Series A-2   0.00% 05/08/2020 4,188 2,205 0.02%
Total $ 12,927 0.12%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; December 2023 Long 198 $ 41,701 $ (1,645)
Total $ (1,645)
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 2 .61 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .32%
iShares Core S&P 500 ETF 47,300 $ 19,863
Money Market Funds - 2 .29%
BlackRock Liquidity FedFund - Institutional Class
5.24%
(a),(b)
23 —
Principal Government Money Market Fund - Class
R-6 5.27%
(a),(c)
140,634,830 140,635
$ 140,635
TOTAL INVESTMENT COMPANIES $ 160,498
COMMON STOCKS - 97 .12 % Shares Held Value (000's)
Advertising - 0 .07%
Interpublic Group of Cos Inc/The 65,364 $ 1,856
Omnicom Group Inc 33,549 2,513
$ 4,369
Aerospace & Defense - 1 .51%
Boeing Co/The
(d)
96,281 17,987
General Dynamics Corp 38,480 9,286
Howmet Aerospace Inc 66,493 2,932
L3Harris Technologies Inc 32,116 5,762
Lockheed Martin Corp 38,058 17,303
Northrop Grumman Corp 24,150 11,385
RTX Corp 247,150 20,116
TransDigm Group Inc
(d)
9,369 7,758
$ 92,529
Agriculture - 0 .73%
Altria Group Inc 301,334 12,105
Archer-Daniels-Midland Co 91,032 6,515
Bunge Global SA 25,580 2,711
Philip Morris International Inc 263,592 23,502
$ 44,833
Airlines - 0 .16%
Alaska Air Group Inc
(d)
21,604 683
American Airlines Group Inc
(d)
110,943 1,237
Delta Air Lines Inc 109,255 3,414
Southwest Airlines Co 101,141 2,249
United Airlines Holdings Inc
(d)
55,692 1,950
$ 9,533
Apparel - 0 .39%
NIKE Inc 208,022 21,378
Ralph Lauren Corp 6,859 772
Tapestry Inc 39,360 1,085
VF Corp 56,127 827
$ 24,062
Automobile Manufacturers - 1 .95%
Cummins Inc 24,053 5,203
Ford Motor Co 667,558 6,509
General Motors Co 233,633 6,588
PACCAR Inc 88,774 7,326
Tesla Inc
(d)
468,886 94,171
$ 119,797
Automobile Parts & Equipment - 0 .09%
Aptiv PLC
(d)
48,023 4,187
BorgWarner Inc 39,911 1,473
$ 5,660
Banks - 3 .57%
Bank of America Corp 1,173,902 30,921
Bank of New York Mellon Corp/The 132,238 5,620
Citigroup Inc 326,989 12,913
Citizens Financial Group Inc 80,197 1,879
Comerica Inc 22,377 882
Fifth Third Bancorp 115,617 2,741
Goldman Sachs Group Inc/The 55,980 16,996
Huntington Bancshares Inc/OH 245,831 2,372
JPMorgan Chase & Co 493,460 68,621
KeyCorp 158,922 1,624
M&T Bank Corp 28,170 3,176
Morgan Stanley 216,646 15,343
Northern Trust Corp 35,150 2,317
PNC Financial Services Group Inc/The 67,625 7,741
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Regions Financial Corp 159,340 $ 2,315
State Street Corp 54,107 3,497
Truist Financial Corp 226,174 6,414
US Bancorp 264,375 8,428
Wells Fargo & Co 621,271 24,708
Zions Bancorp NA 25,156 776
$ 219,284
Beverages - 1 .58%
Brown-Forman Corp - B Shares 31,068 1,745
Coca-Cola Co/The 660,857 37,332
Constellation Brands Inc 27,391 6,414
Keurig Dr Pepper Inc 170,825 5,181
Molson Coors Beverage Co 31,518 1,821
Monster Beverage Corp
(d)
126,289 6,453
PepsiCo Inc 233,748 38,166
$ 97,112
Biotechnology - 1 .49%
Amgen Inc 90,828 23,225
Biogen Inc
(d)
24,592 5,842
Bio-Rad Laboratories Inc
(d)
3,547 976
Corteva Inc 120,521 5,802
Gilead Sciences Inc 211,577 16,617
Illumina Inc
(d)
26,880 2,941
Incyte Corp
(d)
31,581 1,703
Moderna Inc
(d)
56,223 4,271
Regeneron Pharmaceuticals Inc
(d)
18,125 14,135
Vertex Pharmaceuticals Inc
(d)
43,826 15,870
$ 91,382
Building Materials - 0 .51%
Carrier Global Corp 142,230 6,779
Johnson Controls International plc 115,521 5,663
Martin Marietta Materials Inc 10,495 4,292
Masco Corp 38,194 1,989
Mohawk Industries Inc
(d)
8,976 721
Trane Technologies PLC 38,783 7,381
Vulcan Materials Co 22,562 4,433
$ 31,258
Chemicals - 1 .53%
Air Products and Chemicals Inc 37,722 10,654
Albemarle Corp 19,926 2,526
Celanese Corp 16,995 1,946
CF Industries Holdings Inc 32,764 2,614
Dow Inc 119,385 5,771
DuPont de Nemours Inc 77,950 5,681
Eastman Chemical Co 20,132 1,504
Ecolab Inc 43,074 7,225
FMC Corp 21,181 1,127
International Flavors & Fragrances Inc 43,343 2,963
Linde PLC 82,855 31,664
LyondellBasell Industries NV 43,488 3,924
Mosaic Co/The 56,423 1,833
PPG Industries Inc 39,991 4,910
Sherwin-Williams Co/The 40,170 9,569
$ 93,911
Commercial Services - 1 .62%
Automatic Data Processing Inc 69,957 15,266
Cintas Corp 14,685 7,447
CoStar Group Inc
(d)
69,337 5,090
Equifax Inc 20,839 3,534
FleetCor Technologies Inc
(d)
12,559 2,828
Gartner Inc
(d)
13,385 4,444
Global Payments Inc 44,148 4,689
MarketAxess Holdings Inc 6,398 1,368
Moody's Corp 26,797 8,253
PayPal Holdings Inc
(d)
186,450 9,658
Quanta Services Inc 24,656 4,120
Robert Half Inc 18,183 1,360
Rollins Inc 41,003 1,542
S&P Global Inc 55,254 19,301

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
United Rentals Inc 11,595 $ 4,711
Verisk Analytics Inc 24,627 5,599
$ 99,210
Computers - 8 .32%
Accenture PLC - Class A 107,111 31,822
Apple Inc 2,495,445 426,147
Cognizant Technology Solutions Corp 85,758 5,529
EPAM Systems Inc
(d)
9,842 2,141
Fortinet Inc
(d)
110,683 6,328
Hewlett Packard Enterprise Co 219,304 3,373
HP Inc 147,329 3,879
International Business Machines Corp 154,690 22,374
Leidos Holdings Inc 23,323 2,312
NetApp Inc 35,798 2,606
Seagate Technology Holdings PLC 32,751 2,235
Western Digital Corp
(d)
54,327 2,181
$ 510,927
Consumer Products - 0 .25%
Avery Dennison Corp 13,684 2,382
Church & Dwight Co Inc 41,778 3,799
Clorox Co/The 21,027 2,475
Kimberly-Clark Corp 57,425 6,870
$ 15,526
Cosmetics & Personal Care - 1 .32%
Colgate-Palmolive Co 140,375 10,545
Estee Lauder Cos Inc/The 39,373 5,074
Kenvue Inc 292,639 5,443
Procter & Gamble Co/The 400,277 60,054
$ 81,116
Distribution & Wholesale - 0 .35%
Copart Inc
(d)
147,547 6,421
Fastenal Co 97,015 5,660
LKQ Corp 45,430 1,995
Pool Corp 6,632 2,094
WW Grainger Inc 7,557 5,516
$ 21,686
Diversified Financial Services - 3 .50%
American Express Co 98,792 14,427
Ameriprise Financial Inc 17,427 5,482
BlackRock Inc 23,831 14,591
Capital One Financial Corp 64,770 6,560
Cboe Global Markets Inc 17,918 2,937
Charles Schwab Corp/The 252,494 13,140
CME Group Inc 61,086 13,039
Discover Financial Services 42,442 3,484
Franklin Resources Inc 48,295 1,101
Intercontinental Exchange Inc 97,183 10,441
Invesco Ltd 76,178 988
Mastercard Inc 141,279 53,170
Nasdaq Inc 57,565 2,855
Raymond James Financial Inc 31,916 3,046
Synchrony Financial 71,009 1,992
T Rowe Price Group Inc 38,086 3,447
Visa Inc 272,837 64,144
$ 214,844
Electric - 2 .29%
AES Corp/The 113,705 1,694
Alliant Energy Corp 42,911 2,094
Ameren Corp 44,616 3,378
American Electric Power Co Inc 87,479 6,608
CenterPoint Energy Inc 107,177 2,881
CMS Energy Corp 49,537 2,692
Consolidated Edison Inc 58,570 5,142
Constellation Energy Corp 54,608 6,166
Dominion Energy Inc 142,087 5,729
DTE Energy Co 35,010 3,374
Duke Energy Corp 130,869 11,633
Edison International 65,084 4,104
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Entergy Corp 35,906 $ 3,432
Evergy Inc 39,005 1,917
Eversource Energy 59,276 3,189
Exelon Corp 168,992 6,581
FirstEnergy Corp 87,623 3,119
NextEra Energy Inc 343,632 20,034
NRG Energy Inc 38,905 1,649
PG&E Corp
(d)
355,096 5,788
Pinnacle West Capital Corp 19,241 1,427
PPL Corp 125,160 3,075
Public Service Enterprise Group Inc 84,751 5,225
Sempra 106,859 7,483
Southern Co/The 185,179 12,463
WEC Energy Group Inc 53,562 4,359
Xcel Energy Inc 93,652 5,551
$ 140,787
Electrical Components & Equipment - 0 .47%
AMETEK Inc 39,176 5,515
Eaton Corp PLC 67,752 14,086
Emerson Electric Co 97,043 8,634
Generac Holdings Inc
(d)
10,570 889
$ 29,124
Electronics - 0 .90%
Allegion plc 14,906 1,466
Amphenol Corp 101,280 8,158
Fortive Corp 59,775 3,902
Garmin Ltd 26,008 2,667
Honeywell International Inc 112,743 20,661
Hubbell Inc 9,091 2,456
Keysight Technologies Inc
(d)
30,288 3,697
Mettler-Toledo International Inc
(d)
3,713 3,658
TE Connectivity Ltd 53,308 6,282
Trimble Inc
(d)
42,166 1,987
$ 54,934
Energy - Alternate Sources - 0 .08%
Enphase Energy Inc
(d)
23,154 1,843
First Solar Inc
(d)
18,139 2,584
SolarEdge Technologies Inc
(d)
9,602 729
$ 5,156
Engineering & Construction - 0 .05%
Jacobs Solutions Inc 21,382 2,850
Entertainment - 0 .06%
Caesars Entertainment Inc
(d)
36,557 1,458
Live Nation Entertainment Inc
(d)
24,075 1,927
$ 3,385
Environmental Control - 0 .32%
Pentair PLC 28,037 1,630
Republic Services Inc 34,914 5,184
Veralto Corp
(d)
37,194 2,566
Waste Management Inc 62,591 10,286
$ 19,666
Food - 0 .95%
Campbell Soup Co 33,408 1,350
Conagra Brands Inc 81,144 2,220
General Mills Inc 99,366 6,483
Hershey Co/The 25,444 4,767
Hormel Foods Corp 49,162 1,600
J M Smucker Co/The 17,339 1,974
Kellanova 44,760 2,259
Kraft Heinz Co/The 135,570 4,265
Kroger Co/The 112,124 5,087
Lamb Weston Holdings Inc 24,757 2,223
McCormick & Co Inc/MD 42,638 2,725
Mondelez International Inc 231,004 15,295
Sysco Corp 85,770 5,703
Tyson Foods Inc 48,488 2,247
$ 58,198

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Forest Products & Paper - 0 .03%
International Paper Co 58,752 $ 1,982
Gas - 0 .07%
Atmos Energy Corp 25,208 2,714
NiSource Inc 70,172 1,765
$ 4,479
Hand & Machine Tools - 0 .07%
Snap-on Inc 8,986 2,318
Stanley Black & Decker Inc 26,019 2,213
$ 4,531
Healthcare - Products - 3 .17%
Abbott Laboratories 294,668 27,861
Agilent Technologies Inc 50,156 5,185
Align Technology Inc
(d)
12,087 2,231
Baxter International Inc 85,990 2,789
Bio-Techne Corp 26,734 1,460
Boston Scientific Corp
(d)
248,627 12,727
Cooper Cos Inc/The 8,407 2,621
Danaher Corp 111,584 21,426
DENTSPLY SIRONA Inc 35,951 1,093
Edwards Lifesciences Corp
(d)
103,226 6,578
GE HealthCare Technologies Inc 66,421 4,422
Hologic Inc
(d)
41,592 2,752
IDEXX Laboratories Inc
(d)
14,096 5,631
Insulet Corp
(d)
11,856 1,572
Intuitive Surgical Inc
(d)
59,662 15,645
Medtronic PLC 226,035 15,949
ResMed Inc 24,950 3,523
Revvity Inc 21,079 1,746
STERIS PLC 16,752 3,518
Stryker Corp 57,394 15,509
Teleflex Inc 7,980 1,474
Thermo Fisher Scientific Inc 65,536 29,148
Waters Corp
(d)
10,036 2,394
West Pharmaceutical Services Inc 12,542 3,992
Zimmer Biomet Holdings Inc 35,483 3,705
$ 194,951
Healthcare - Services - 2 .38%
Catalent Inc
(d)
30,611 1,053
Centene Corp
(d)
91,945 6,342
Charles River Laboratories International Inc
(d)
8,706 1,466
DaVita Inc
(d)
9,144 706
Elevance Health Inc 40,014 18,010
HCA Healthcare Inc 34,177 7,729
Humana Inc 21,040 11,018
IQVIA Holdings Inc
(d)
31,095 5,623
Laboratory Corp of America Holdings 15,045 3,005
Molina Healthcare Inc
(d)
9,900 3,296
Quest Diagnostics Inc 19,058 2,480
UnitedHealth Group Inc 157,290 84,238
Universal Health Services Inc 10,552 1,328
$ 146,294
Home Builders - 0 .26%
DR Horton Inc 51,700 5,398
Lennar Corp - A Shares 42,880 4,574
NVR Inc
(d)
553 2,993
PulteGroup Inc 37,263 2,742
$ 15,707
Home Furnishings - 0 .02%
Whirlpool Corp 9,309 973
Insurance - 3 .94%
Aflac Inc 91,795 7,170
Allstate Corp/The 44,417 5,691
American International Group Inc 120,883 7,411
Aon PLC 34,448 10,658
Arch Capital Group Ltd
(d)
63,329 5,489
Arthur J Gallagher & Co 36,592 8,617
Assurant Inc 9,004 1,341
Berkshire Hathaway Inc - Class B
(d)
309,664 105,698
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Brown & Brown Inc 39,972 $ 2,775
Chubb Ltd 69,745 14,969
Cincinnati Financial Corp 26,635 2,655
Everest Group Ltd 7,369 2,915
Globe Life Inc 14,766 1,718
Hartford Financial Services Group Inc/The 51,929 3,814
Loews Corp 31,400 2,010
Marsh & McLennan Cos Inc 83,875 15,907
MetLife Inc 107,265 6,437
Principal Financial Group Inc 37,761 2,556
Progressive Corp/The 99,392 15,713
Prudential Financial Inc 61,639 5,636
Travelers Cos Inc/The 38,876 6,509
W R Berkley Corp 34,544 2,329
Willis Towers Watson PLC 17,800 4,199
$ 242,217
Internet - 10 .42%
Airbnb Inc
(d)
72,396 8,564
Alphabet Inc - A Shares
(d)
1,007,438 125,003
Alphabet Inc - C Shares
(d)
856,971 107,378
Amazon.com Inc
(d)
1,541,739 205,190
Booking Holdings Inc
(d)
6,061 16,908
CDW Corp/DE 22,762 4,561
eBay Inc 90,362 3,545
Etsy Inc
(d)
20,889 1,301
Expedia Group Inc
(d)
23,406 2,230
F5 Inc
(d)
10,071 1,527
Gen Digital Inc 95,550 1,592
Match Group Inc
(d)
47,221 1,634
Meta Platforms Inc
(d)
377,399 113,699
Netflix Inc
(d)
75,248 30,979
Palo Alto Networks Inc
(d)
51,934 12,621
VeriSign Inc
(d)
15,236 3,042
$ 639,774
Iron & Steel - 0 .15%
Nucor Corp 42,234 6,242
Steel Dynamics Inc 26,440 2,816
$ 9,058
Leisure Products & Services - 0 .10%
Carnival Corp
(d)
171,040 1,960
Norwegian Cruise Line Holdings Ltd
(d)
72,230 982
Royal Caribbean Cruises Ltd
(d)
40,018 3,391
$ 6,333
Lodging - 0 .33%
Hilton Worldwide Holdings Inc 44,406 6,729
Las Vegas Sands Corp 55,817 2,649
Marriott International Inc/MD 42,540 8,021
MGM Resorts International 47,666 1,664
Wynn Resorts Ltd 16,445 1,444
$ 20,507
Machinery - Construction & Mining - 0 .32%
Caterpillar Inc 86,624 19,581
Machinery - Diversified - 0 .75%
Deere & Co 46,298 16,915
Dover Corp 23,752 3,087
IDEX Corp 12,838 2,457
Ingersoll Rand Inc 68,669 4,167
Nordson Corp 9,192 1,954
Otis Worldwide Corp 69,916 5,398
Rockwell Automation Inc 19,504 5,126
Westinghouse Air Brake Technologies Corp 30,417 3,225
Xylem Inc/NY 40,892 3,825
$ 46,154
Media - 1 .18%
Charter Communications Inc
(d)
17,282 6,961
Comcast Corp - Class A 698,855 28,856
FactSet Research Systems Inc 6,478 2,798
Fox Corp - A Shares 43,077 1,309

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Fox Corp - B Shares 22,402 $ 625
News Corp - A Shares 64,687 1,338
News Corp - B Shares 19,614 420
Paramount Global - Class B 81,882 891
Walt Disney Co/The
(d)
310,701 25,350
Warner Bros Discovery Inc
(d)
376,626 3,744
$ 72,292
Mining - 0 .22%
Freeport-McMoRan Inc 243,435 8,223
Newmont Corp 134,948 5,057
$ 13,280
Miscellaneous Manufacturers - 0 .92%
3M Co 93,730 8,525
A O Smith Corp 21,156 1,476
Axon Enterprise Inc
(d)
11,933 2,440
General Electric Co 184,810 20,076
Illinois Tool Works Inc 46,726 10,472
Parker-Hannifin Corp 21,786 8,037
Teledyne Technologies Inc
(d)
7,994 2,995
Textron Inc 33,634 2,556
$ 56,577
Office & Business Equipment - 0 .03%
Zebra Technologies Corp
(d)
8,718 1,826
Oil & Gas - 3 .63%
APA Corp 52,175 2,072
Chevron Corp 301,274 43,905
ConocoPhillips 203,338 24,157
Coterra Energy Inc 128,618 3,537
Devon Energy Corp 108,793 5,066
Diamondback Energy Inc 30,364 4,868
EOG Resources Inc 98,870 12,482
EQT Corp 61,411 2,603
Exxon Mobil Corp 679,753 71,952
Hess Corp 46,925 6,776
Marathon Oil Corp 102,848 2,809
Marathon Petroleum Corp 67,895 10,269
Occidental Petroleum Corp 112,667 6,964
Phillips 66 75,612 8,625
Pioneer Natural Resources Co 39,589 9,462
Valero Energy Corp 59,964 7,615
$ 223,162
Oil & Gas Services - 0 .41%
Baker Hughes Co 171,443 5,901
Halliburton Co 152,576 6,002
Schlumberger NV 241,321 13,432
$ 25,335
Packaging & Containers - 0 .15%
Amcor PLC 249,855 2,221
Ball Corp 53,498 2,576
Packaging Corp of America 15,268 2,337
Sealed Air Corp 24,518 755
Westrock Co 43,517 1,563
$ 9,452
Pharmaceuticals - 5 .76%
AbbVie Inc 299,710 42,313
Becton Dickinson & Co 49,260 12,452
Bristol-Myers Squibb Co 354,735 18,279
Cardinal Health Inc 43,232 3,934
Cencora Inc 28,306 5,241
Cigna Group/The 50,259 15,540
CVS Health Corp 218,095 15,051
Dexcom Inc
(d)
65,862 5,850
Eli Lilly & Co 135,401 75,003
Henry Schein Inc
(d)
22,174 1,441
Johnson & Johnson 408,887 60,654
McKesson Corp 22,907 10,431
Merck & Co Inc 430,878 44,251
Pfizer Inc 958,697 29,298
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Viatris Inc 203,685 $ 1,813
Zoetis Inc 78,164 12,272
$ 353,823
Pipelines - 0 .36%
Kinder Morgan Inc 329,163 5,333
ONEOK Inc 98,876 6,447
Targa Resources Corp 37,987 3,176
Williams Cos Inc/The 206,552 7,105
$ 22,061
Private Equity - 0 .18%
Blackstone Inc 120,516 11,130
Real Estate - 0 .06%
CBRE Group Inc
(d)
52,612 3,648
REITs - 2 .15%
Alexandria Real Estate Equities Inc 26,443 2,463
American Tower Corp 79,155 14,105
AvalonBay Communities Inc 24,115 3,997
Boston Properties Inc 24,504 1,313
Camden Property Trust 18,131 1,539
Crown Castle Inc 73,640 6,847
Digital Realty Trust Inc 51,399 6,392
Equinix Inc 15,888 11,593
Equity Residential 58,567 3,241
Essex Property Trust Inc 10,899 2,332
Extra Space Storage Inc 35,876 3,716
Federal Realty Investment Trust 12,459 1,136
Healthpeak Properties Inc 92,892 1,444
Host Hotels & Resorts Inc 120,833 1,871
Invitation Homes Inc 97,678 2,900
Iron Mountain Inc 49,558 2,927
Kimco Realty Corp 105,258 1,888
Mid-America Apartment Communities Inc 19,813 2,341
Prologis Inc 156,875 15,805
Public Storage 26,871 6,414
Realty Income Corp 120,353 5,702
Regency Centers Corp 27,900 1,681
SBA Communications Corp 18,404 3,840
Simon Property Group Inc 55,559 6,105
UDR Inc 51,471 1,637
Ventas Inc 68,323 2,901
VICI Properties Inc 172,082 4,801
Welltower Inc 88,080 7,364
Weyerhaeuser Co 124,084 3,560
$ 131,855
Retail - 4 .92%
AutoZone Inc
(d)
3,083 7,637
Bath & Body Works Inc 38,870 1,152
Best Buy Co Inc 32,978 2,204
CarMax Inc
(d)
26,865 1,641
Chipotle Mexican Grill Inc
(d)
4,685 9,099
Costco Wholesale Corp 75,248 41,570
Darden Restaurants Inc 20,525 2,987
Dollar General Corp 37,245 4,434
Dollar Tree Inc
(d)
35,549 3,949
Domino's Pizza Inc 5,960 2,020
Genuine Parts Co 23,847 3,073
Home Depot Inc/The 170,716 48,601
Lowe's Cos Inc 99,502 18,962
Lululemon Athletica Inc
(d)
19,601 7,713
McDonald's Corp 123,747 32,443
O'Reilly Automotive Inc
(d)
10,257 9,543
Ross Stores Inc 57,845 6,708
Starbucks Corp 194,493 17,940
Target Corp 78,375 8,683
TJX Cos Inc/The 195,145 17,186
Tractor Supply Co 18,476 3,558
Ulta Beauty Inc
(d)
8,457 3,225
Walgreens Boots Alliance Inc 121,665 2,565
Walmart Inc 242,341 39,601

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Yum! Brands Inc 47,581 $ 5,751
$ 302,245
Semiconductors - 6 .88%
Advanced Micro Devices Inc
(d)
274,343 27,023
Analog Devices Inc 85,143 13,396
Applied Materials Inc 142,592 18,872
Broadcom Inc 70,076 58,960
Intel Corp 711,130 25,956
KLA Corp 23,216 10,905
Lam Research Corp 22,635 13,314
Microchip Technology Inc 92,430 6,589
Micron Technology Inc 185,986 12,437
Monolithic Power Systems Inc 8,111 3,583
NVIDIA Corp 419,413 171,037
NXP Semiconductors NV 43,776 7,548
ON Semiconductor Corp
(d)
73,275 4,590
Qorvo Inc
(d)
16,626 1,453
QUALCOMM Inc 189,501 20,654
Skyworks Solutions Inc 27,066 2,348
Teradyne Inc 26,153 2,178
Texas Instruments Inc 154,176 21,894
$ 422,737
Shipbuilding - 0 .02%
Huntington Ingalls Industries Inc 6,770 1,488
Software - 10 .98%
Adobe Inc
(d)
77,397 41,180
Akamai Technologies Inc
(d)
25,811 2,667
ANSYS Inc
(d)
14,738 4,101
Autodesk Inc
(d)
36,292 7,172
Broadridge Financial Solutions Inc 20,057 3,423
Cadence Design Systems Inc
(d)
46,151 11,069
Ceridian HCM Holding Inc
(d)
26,422 1,691
Electronic Arts Inc 41,862 5,182
Fair Isaac Corp
(d)
4,221 3,570
Fidelity National Information Services Inc 100,603 4,941
Fiserv Inc
(d)
103,515 11,775
Intuit Inc 47,556 23,538
Jack Henry & Associates Inc 12,375 1,745
Microsoft Corp 1,261,592 426,557
MSCI Inc 13,430 6,333
Oracle Corp 267,313 27,640
Paychex Inc 54,488 6,051
Paycom Software Inc 8,362 2,049
PTC Inc
(d)
20,177 2,833
Roper Technologies Inc 18,120 8,853
Salesforce Inc
(d)
165,389 33,215
ServiceNow Inc
(d)
34,640 20,155
Synopsys Inc
(d)
25,838 12,129
Take-Two Interactive Software Inc
(d)
26,820 3,587
Tyler Technologies Inc
(d)
7,143 2,664
$ 674,120
Telecommunications - 1 .85%
Arista Networks Inc
(d)
42,578 8,531
AT&T Inc 1,213,917 18,694
Cisco Systems Inc 691,955 36,072
Corning Inc 130,353 3,488
Juniper Networks Inc 54,568 1,469
Motorola Solutions Inc 28,361 7,898
T-Mobile US Inc 87,897 12,645
Verizon Communications Inc 713,856 25,078
$ 113,875
Toys, Games & Hobbies - 0 .02%
Hasbro Inc 22,146 1,000
Transportation - 1 .27%
CH Robinson Worldwide Inc 19,771 1,618
CSX Corp 340,680 10,169
Expeditors International of Washington Inc 25,114 2,744
FedEx Corp 39,291 9,434
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
JB Hunt Transport Services Inc 13,864 $ 2,383
Norfolk Southern Corp 38,548 7,354
Old Dominion Freight Line Inc 15,215 5,731
Union Pacific Corp 103,488 21,485
United Parcel Service Inc 122,815 17,348
$ 78,266
Water - 0 .06%
American Water Works Co Inc 33,056 3,889
TOTAL COMMON STOCKS $ 5,965,741
Total Investments $ 6,126,239
Other Assets and Liabilities -  0.27% 16,398
TOTAL NET ASSETS - 100.00% $ 6,142,637
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $0 or 0.00%
of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
Portfolio Summary
Sector Percent
Technology 26 .21%
Consumer, Non-cyclical 19 .25%
Communications 13 .52%
Financial 13 .40%
Consumer, Cyclical 8 .65%
Industrial 7 .26%
Energy 4 .48%
Utilities 2 .42%
Money Market Funds 2 .29%
Basic Materials 1 .93%
Exchange-Traded Funds 0 .32%
Other Assets and Liabilities
0 .27%
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2023
See accompanying notes.

Affiliated Securities October 31, 2022 Purchases Sales October 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.27% $ — $ 1,070,587 $ 929,952 $ 140,635
Principal Government Money Market Fund - Institutional Class 5.22% 51,660 172,920 224,580 —
$ 51,660 $ 1,243,507 $ 1,154,532 $ 140,635
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.27% $ 5,137 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.22% 376 — — —
$ 5,513 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; December 2023 Long 695 $ 146,376 $ (7,621)
Total $ (7,621)
Amounts in thousands except contracts.

Schedule of Investments
LargeCap Value Fund III
October 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 2 .48 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .30%
iShares Russell 1000 Value ETF 54,061 $ 7,916
Money Market Funds - 2 .18%
BlackRock Liquidity FedFund - Institutional Class
5.24%
(a),(b)
529,418 529
Principal Government Money Market Fund - Class
R-6 5.27%
(a),(c)
57,090,008 57,090
$ 57,619
TOTAL INVESTMENT COMPANIES $ 65,535
COMMON STOCKS - 97 .35 % Shares Held Value (000's)
Advertising - 0 .02%
Interpublic Group of Cos Inc/The 7,167 $ 203
Omnicom Group Inc 3,669 275
$ 478
Aerospace & Defense - 0 .31%
Boeing Co/The
(d)
8,963 1,674
Curtiss-Wright Corp 708 141
General Dynamics Corp 4,552 1,098
HEICO Corp 75 12
HEICO Corp - Class A 132 17
Hexcel Corp 1,566 97
Howmet Aerospace Inc 7,051 311
L3Harris Technologies Inc 3,517 631
Mercury Systems Inc
(d)
922 33
Northrop Grumman Corp 2,511 1,184
RTX Corp 27,186 2,213
Spirit AeroSystems Holdings Inc
(d)
1,742 39
TransDigm Group Inc
(d)
810 671
$ 8,121
Agriculture - 1 .49%
Altria Group Inc 33,229 1,335
Archer-Daniels-Midland Co 9,958 713
Bunge Global SA 2,774 294
Darling Ingredients Inc
(d)
2,950 130
Philip Morris International Inc 413,972 36,910
$ 39,382
Airlines - 0 .05%
Alaska Air Group Inc
(d)
2,329 74
American Airlines Group Inc
(d)
7,594 85
Delta Air Lines Inc 11,350 355
Southwest Airlines Co 26,006 578
United Airlines Holdings Inc
(d)
6,072 212
$ 1,304
Apparel - 0 .07%
Capri Holdings Ltd
(d)
2,137 109
Carter's Inc 684 46
Columbia Sportswear Co 665 49
NIKE Inc 10,325 1,061
PVH Corp 1,159 86
Ralph Lauren Corp 755 85
Skechers USA Inc
(d)
2,372 115
Tapestry Inc 4,105 113
Under Armour Inc - Class A
(d)
3,503 24
Under Armour Inc - Class C
(d)
3,444 22
VF Corp 6,496 96
$ 1,806
Automobile Manufacturers - 0 .12%
Cummins Inc 2,636 570
Ford Motor Co 72,986 712
General Motors Co 25,591 722
Lucid Group Inc
(d),(e)
13,845 57
PACCAR Inc 9,534 787
Rivian Automotive Inc
(d)
12,359 200
$ 3,048
Automobile Parts & Equipment - 1 .24%
Allison Transmission Holdings Inc 1,524 77
Aptiv PLC
(d)
370,958 32,348
BorgWarner Inc 4,336 160
Gentex Corp 4,354 125
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment (continued)
Lear Corp 1,091 $ 141
Phinia Inc 867 22
QuantumScape Corp
(d),(e)
5,539 29
$ 32,902
Banks - 7 .51%
Bank of America Corp 1,356,577 35,732
Bank of New York Mellon Corp/The 14,541 618
Bank OZK 2,048 73
BOK Financial Corp 527 35
Citigroup Inc 36,183 1,429
Citizens Financial Group Inc 8,976 210
Columbia Banking System Inc 3,863 76
Comerica Inc 2,445 96
Commerce Bancshares Inc/MO 2,123 93
Cullen/Frost Bankers Inc 1,099 100
East West Bancorp Inc 2,609 140
Fifth Third Bancorp 12,619 299
First Citizens BancShares Inc/NC 189 261
First Hawaiian Inc 2,364 42
First Horizon Corp 10,376 112
FNB Corp/PA 6,643 71
Goldman Sachs Group Inc/The 93,597 28,417
Huntington Bancshares Inc/OH 26,739 258
JPMorgan Chase & Co 256,788 35,709
KeyCorp 17,317 177
M&T Bank Corp 192,421 21,696
Morgan Stanley 22,368 1,584
Northern Trust Corp 3,808 251
NU Holdings Ltd/Cayman Islands
(d)
13,581 111
Pinnacle Financial Partners Inc 1,397 87
PNC Financial Services Group Inc/The 7,408 848
Popular Inc 1,308 85
Prosperity Bancshares Inc 1,618 88
Regions Financial Corp 17,376 253
State Street Corp 5,938 384
Synovus Financial Corp 2,687 70
Truist Financial Corp 24,669 700
US Bancorp 553,815 17,656
Webster Financial Corp 3,226 123
Wells Fargo & Co 1,276,872 50,781
Western Alliance Bancorp 2,008 83
Wintrust Financial Corp 1,130 84
Zions Bancorp NA 2,703 83
$ 198,915
Beverages - 1 .46%
Boston Beer Co Inc/The
(d)
11 4
Brown-Forman Corp - A Shares 188 11
Brown-Forman Corp - B Shares 705 39
Coca-Cola Co/The 36,520 2,063
Constellation Brands Inc 2,708 634
Keurig Dr Pepper Inc 451,281 13,687
Molson Coors Beverage Co 3,249 188
PepsiCo Inc 134,663 21,988
$ 38,614
Biotechnology - 1 .13%
Alnylam Pharmaceuticals Inc
(d)
477 73
Amgen Inc 3,180 813
Biogen Inc
(d)
2,679 636
BioMarin Pharmaceutical Inc
(d)
3,069 250
Bio-Rad Laboratories Inc
(d)
390 107
Certara Inc
(d)
1,415 17
Corteva Inc 13,265 639
Exelixis Inc
(d)
1,561 32
Gilead Sciences Inc 314,659 24,713
Illumina Inc
(d)
2,064 226
Incyte Corp
(d)
897 48
Ionis Pharmaceuticals Inc
(d)
328 15
Karuna Therapeutics Inc
(d)
73 12
Maravai LifeSciences Holdings Inc
(d)
904 6

Schedule of Investments
LargeCap Value Fund III
October 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Mirati Therapeutics Inc
(d)
849 $ 47
Moderna Inc
(d)
6,203 471
Regeneron Pharmaceuticals Inc
(d)
1,796 1,401
Roivant Sciences Ltd
(d)
257 2
Royalty Pharma PLC 6,902 186
United Therapeutics Corp
(d)
838 187
Vertex Pharmaceuticals Inc
(d)
407 147
$ 30,028
Building Materials - 0 .59%
Armstrong World Industries Inc 588 45
AZEK Co Inc/The
(d)
2,464 65
Builders FirstSource Inc
(d)
2,367 257
Carrier Global Corp 15,492 738
CRH PLC 212,304 11,373
Eagle Materials Inc 226 35
Fortune Brands Innovations Inc 2,349 131
Hayward Holdings Inc
(d)
2,483 26
Johnson Controls International plc 12,777 626
Lennox International Inc 594 220
Louisiana-Pacific Corp 1,195 61
Martin Marietta Materials Inc 1,147 469
Masco Corp 4,179 218
MDU Resources Group Inc 3,754 70
Mohawk Industries Inc
(d)
982 79
Owens Corning 1,669 189
Trane Technologies PLC 2,985 568
Vulcan Materials Co 1,921 377
$ 15,547
Chemicals - 3 .08%
Air Products and Chemicals Inc 125,506 35,448
Albemarle Corp 2,176 276
Ashland Inc 933 71
Axalta Coating Systems Ltd
(d)
777,675 20,398
Celanese Corp 1,838 210
CF Industries Holdings Inc 3,630 290
Chemours Co/The 2,762 67
Dow Inc 13,161 636
DuPont de Nemours Inc 252,772 18,422
Eastman Chemical Co 2,203 165
Ecolab Inc 1,025 172
Element Solutions Inc 4,147 76
FMC Corp 1,975 105
Huntsman Corp 3,245 76
International Flavors & Fragrances Inc 4,747 324
Linde PLC 8,292 3,169
LyondellBasell Industries NV 4,810 434
Mosaic Co/The 6,151 200
NewMarket Corp 119 57
Olin Corp 2,399 102
PPG Industries Inc 3,269 401
RPM International Inc 1,913 175
Sherwin-Williams Co/The 738 176
Valvoline Inc 2,285 68
Westlake Corp 601 69
$ 81,587
Commercial Services - 1 .13%
ADT Inc 3,906 22
Affirm Holdings Inc
(d)
4,042 71
Aramark 900,927 24,262
Automatic Data Processing Inc 1,092 238
Avis Budget Group Inc
(d)
250 41
Block Inc
(d)
6,332 255
Bright Horizons Family Solutions Inc
(d)
934 69
Cintas Corp 177 90
Clarivate PLC
(d)
8,747 56
CoStar Group Inc
(d)
4,285 314
Driven Brands Holdings Inc
(d)
1,155 13
Dun & Bradstreet Holdings Inc 4,953 43
Equifax Inc 698 118
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Euronet Worldwide Inc
(d)
440 $ 34
FleetCor Technologies Inc
(d)
98 22
FTI Consulting Inc
(d)
504 107
Global Payments Inc 4,864 517
Grand Canyon Education Inc
(d)
405 48
H&R Block Inc 993 41
Hertz Global Holdings Inc
(d)
2,499 21
ManpowerGroup Inc 936 65
Mister Car Wash Inc
(d),(e)
1,390 7
Moody's Corp 259 80
PayPal Holdings Inc
(d)
1,964 102
Quanta Services Inc 1,969 329
R1 RCM Inc
(d)
2,989 35
RB Global Inc 793 52
Robert Half Inc 1,954 146
S&P Global Inc 5,473 1,912
Service Corp International/US 1,759 96
TransUnion 3,589 157
U-Haul Holding Co
(d)
103 5
U-Haul Holding Co 1,159 55
United Rentals Inc 1,014 412
Vestis Corp
(d)
2,176 33
WEX Inc
(d)
430 72
WillScot Mobile Mini Holdings Corp
(d)
2,734 108
$ 30,048
Computers - 3 .46%
Accenture PLC - Class A 78,841 23,423
Amdocs Ltd 2,212 177
Apple Inc 142,567 24,346
CACI International Inc
(d)
77,029 25,016
Cognizant Technology Solutions Corp 219,963 14,181
Crane NXT Co 893 46
DXC Technology Co
(d)
3,928 79
Genpact Ltd 2,502 84
Hewlett Packard Enterprise Co 24,047 370
HP Inc 12,788 337
International Business Machines Corp 16,943 2,451
KBR Inc 1,598 93
Kyndryl Holdings Inc
(d)
4,241 62
Leidos Holdings Inc 2,537 252
Lumentum Holdings Inc
(d)
1,270 50
NCR Atleos Corp
(d)
1,191 26
NCR Voyix Corp
(d)
2,382 36
NetApp Inc 2,400 175
Pure Storage Inc
(d)
1,198 41
Science Applications International Corp 999 109
Western Digital Corp
(d)
5,938 238
$ 91,592
Consumer Products - 0 .88%
Avery Dennison Corp 1,007 175
Church & Dwight Co Inc 252,755 22,986
Kimberly-Clark Corp 370 44
Reynolds Consumer Products Inc 1,010 26
Spectrum Brands Holdings Inc 746 56
$ 23,287
Cosmetics & Personal Care - 0 .72%
Colgate-Palmolive Co 15,266 1,147
Coty Inc
(d)
6,695 63
Estee Lauder Cos Inc/The 93,882 12,098
Kenvue Inc 21,384 398
Olaplex Holdings Inc
(d)
2,547 3
Procter & Gamble Co/The 35,638 5,347
$ 19,056
Distribution & Wholesale - 0 .05%
Core & Main Inc
(d)
1,716 52
Fastenal Co 2,680 156
Ferguson PLC 3,650 548
LKQ Corp 4,951 218
SiteOne Landscape Supply Inc
(d)
559 77

Schedule of Investments
LargeCap Value Fund III
October 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale (continued)
Watsco Inc 463 $ 162
WESCO International Inc 822 105
$ 1,318
Diversified Financial Services - 1 .91%
Affiliated Managers Group Inc 663 81
Air Lease Corp 1,922 67
Ally Financial Inc 5,029 122
American Express Co 109,578 16,002
BlackRock Inc 2,765 1,693
Blue Owl Capital Inc
(e)
7,097 88
Capital One Financial Corp 7,049 714
Cboe Global Markets Inc 1,955 320
Charles Schwab Corp/The 27,573 1,435
CME Group Inc 6,679 1,426
Coinbase Global Inc
(d)
3,097 239
Credit Acceptance Corp
(d)
121 49
Discover Financial Services 4,657 382
Evercore Inc - Class A 662 86
Franklin Resources Inc 5,291 121
Houlihan Lokey Inc 900 90
Interactive Brokers Group Inc - A Shares 1,889 151
Intercontinental Exchange Inc 10,522 1,130
Invesco Ltd 6,893 89
Janus Henderson Group PLC 2,488 57
Jefferies Financial Group Inc 3,551 114
Lazard Ltd 2,033 56
Nasdaq Inc 6,350 315
OneMain Holdings Inc 2,084 75
Raymond James Financial Inc 3,534 337
Rocket Cos Inc
(d)
1,385 10
SEI Investments Co 1,891 101
SLM Corp 2,716 35
SoFi Technologies Inc
(d)
17,047 129
Stifel Financial Corp 1,908 109
Synchrony Financial 7,767 218
T Rowe Price Group Inc 4,101 371
TPG Inc 890 25
Tradeweb Markets Inc 1,392 125
UWM Holdings Corp 775 4
Virtu Financial Inc 1,661 31
Visa Inc 102,177 24,022
Voya Financial Inc 1,820 122
Western Union Co/The 5,931 67
XP Inc 5,685 114
$ 50,722
Electric - 4 .55%
AES Corp/The 4,830 72
Alliant Energy Corp 4,670 228
Ameren Corp 4,869 369
American Electric Power Co Inc 9,579 724
Avangrid Inc 1,320 39
Brookfield Renewable Corp 2,517 57
CenterPoint Energy Inc 11,733 315
Clearway Energy Inc - Class A 677 14
Clearway Energy Inc - Class C 1,601 35
CMS Energy Corp 5,407 294
Consolidated Edison Inc 6,453 567
Constellation Energy Corp 6,092 688
Dominion Energy Inc 15,547 627
DTE Energy Co 230,089 22,176
Duke Energy Corp 14,339 1,275
Edison International 7,028 443
Entergy Corp 194,376 18,580
Evergy Inc 4,139 203
Eversource Energy 6,481 349
Exelon Corp 18,488 720
FirstEnergy Corp 10,125 360
Hawaiian Electric Industries Inc 2,036 26
IDACORP Inc 938 89
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
NextEra Energy Inc 435,424 $ 25,385
NRG Energy Inc 4,256 180
OGE Energy Corp 3,716 127
PG&E Corp
(d)
37,236 607
Pinnacle West Capital Corp 257,253 19,083
PPL Corp 13,723 337
Public Service Enterprise Group Inc 9,247 570
Sempra 11,718 821
Southern Co/The 20,272 1,364
Vistra Corp 4,946 162
WEC Energy Group Inc 284,858 23,185
Xcel Energy Inc 10,246 607
$ 120,678
Electrical Components & Equipment - 0 .99%
Acuity Brands Inc 591 96
AMETEK Inc 4,276 602
Eaton Corp PLC 117,619 24,454
Emerson Electric Co 10,616 944
Generac Holdings Inc
(d)
1,143 96
Littelfuse Inc 449 97
Universal Display Corp 500 70
$ 26,359
Electronics - 1 .26%
Allegion plc 123 12
Amphenol Corp 5,389 434
Arrow Electronics Inc
(d)
1,064 121
Avnet Inc 1,688 78
Coherent Corp
(d)
2,214 66
Fortive Corp 6,575 429
Garmin Ltd 2,856 293
Honeywell International Inc 166,744 30,557
Hubbell Inc 542 146
Jabil Inc 894 110
Keysight Technologies Inc
(d)
2,454 300
nVent Electric PLC 3,057 147
Sensata Technologies Holding PLC 2,803 89
TD SYNNEX Corp 773 71
Trimble Inc
(d)
4,580 216
Vontier Corp 1,914 57
Woodward Inc 1,099 137
$ 33,263
Energy - Alternate Sources - 0 .01%
First Solar Inc
(d)
1,978 281
Plug Power Inc
(d),(e)
9,654 57
Sunrun Inc
(d)
3,921 38
$ 376
Engineering & Construction - 0 .41%
AECOM 133,041 10,184
EMCOR Group Inc 599 124
Jacobs Solutions Inc 2,338 312
MasTec Inc
(d)
1,155 68
TopBuild Corp
(d)
550 126
$ 10,814
Entertainment - 0 .02%
AMC Entertainment Holdings Inc
(d)
1,091 12
Caesars Entertainment Inc
(d)
2,259 90
Liberty Media Corp-Liberty Live - A Shares
(d)
363 11
Liberty Media Corp-Liberty Live - C Shares
(d)
867 28
Live Nation Entertainment Inc
(d)
2,251 180
Madison Square Garden Sports Corp
(d)
345 58
Marriott Vacations Worldwide Corp 679 61
Penn Entertainment Inc
(d)
2,849 56
Vail Resorts Inc 651 138
$ 634
Environmental Control - 0 .48%
Clean Harbors Inc
(d)
953 146
Pentair PLC 3,049 177
Republic Services Inc 3,840 570

Schedule of Investments
LargeCap Value Fund III
October 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Environmental Control (continued)
Stericycle Inc
(d)
1,711 $ 71
Tetra Tech Inc 806 122
Veralto Corp
(d)
4,091 282
Waste Management Inc 69,283 11,386
$ 12,754
Food - 1 .11%
Albertsons Cos Inc 7,076 154
Campbell Soup Co 3,555 144
Conagra Brands Inc 8,843 242
Flowers Foods Inc 3,492 77
General Mills Inc 10,925 713
Grocery Outlet Holding Corp
(d)
1,763 49
Hershey Co/The 126,500 23,699
Hormel Foods Corp 5,380 175
Ingredion Inc 1,225 115
J M Smucker Co/The 1,848 210
Kellanova 4,830 244
Kraft Heinz Co/The 14,938 470
Kroger Co/The 12,133 550
Lamb Weston Holdings Inc 159 14
McCormick & Co Inc/MD 4,672 299
Mondelez International Inc 25,299 1,675
Performance Food Group Co
(d)
1,510 87
Pilgrim's Pride Corp
(d)
697 18
Post Holdings Inc
(d)
995 80
Seaboard Corp 5 17
Tyson Foods Inc 5,165 239
US Foods Holding Corp
(d)
4,211 164
WK Kellogg Co 1,207 12
$ 29,447
Forest Products & Paper - 0 .01%
International Paper Co 6,438 217
Gas - 0 .02%
Atmos Energy Corp 2,679 289
National Fuel Gas Co 1,650 84
NiSource Inc 7,684 193
UGI Corp 3,882 81
$ 647
Hand & Machine Tools - 0 .62%
Lincoln Electric Holdings Inc 70 12
MSA Safety Inc 569 90
Regal Rexnord Corp 1,229 146
Snap-on Inc 967 249
Stanley Black & Decker Inc 188,076 15,996
$ 16,493
Healthcare - Products - 4 .17%
Abbott Laboratories 395,431 37,388
Agilent Technologies Inc 1,026 106
Avantor Inc
(d)
1,260,444 21,970
Azenta Inc
(d)
1,266 58
Baxter International Inc 9,399 305
Bio-Techne Corp 173 9
Boston Scientific Corp
(d)
26,710 1,367
Cooper Cos Inc/The 903 281
Danaher Corp 118,549 22,764
DENTSPLY SIRONA Inc 3,929 119
Enovis Corp
(d)
953 44
Envista Holdings Corp
(d)
3,043 71
Exact Sciences Corp
(d)
2,168 134
GE HealthCare Technologies Inc 6,700 446
Globus Medical Inc
(d)
1,588 73
Hologic Inc
(d)
4,517 299
ICU Medical Inc
(d)
375 37
Integra LifeSciences Holdings Corp
(d)
1,328 48
Medtronic PLC 297,385 20,984
QIAGEN NV
(d)
4,226 158
QuidelOrtho Corp
(d)
973 59
Repligen Corp
(d)
575 77
Revvity Inc 2,347 194
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
STERIS PLC 1,844 $ 387
Stryker Corp 4,930 1,332
Tandem Diabetes Care Inc
(d)
1,035 18
Teleflex Inc 873 161
Thermo Fisher Scientific Inc 2,757 1,226
Zimmer Biomet Holdings Inc 3,904 408
$ 110,523
Healthcare - Services - 4 .03%
Acadia Healthcare Co Inc
(d)
1,666 122
agilon health Inc
(d)
554 10
Amedisys Inc
(d)
595 54
Catalent Inc
(d)
3,342 115
Centene Corp
(d)
10,090 696
Charles River Laboratories International Inc
(d)
943 159
Chemed Corp 78 44
Elevance Health Inc 78,543 35,352
Encompass Health Corp 1,711 107
Fortrea Holdings Inc
(d)
1,644 47
Ginkgo Bioworks Holdings Inc
(d),(e)
25,934 35
HCA Healthcare Inc 3,017 682
Humana Inc 1,315 689
ICON PLC
(d)
1,287 314
IQVIA Holdings Inc
(d)
263 48
Laboratory Corp of America Holdings 1,644 328
Molina Healthcare Inc
(d)
489 163
Quest Diagnostics Inc 2,081 271
Sotera Health Co
(d)
573 7
Teladoc Health Inc
(d)
3,027 50
Tenet Healthcare Corp
(d)
1,876 101
UnitedHealth Group Inc 125,762 67,353
Universal Health Services Inc 1,127 142
$ 106,889
Home Builders - 0 .07%
DR Horton Inc 5,786 604
Lennar Corp - A Shares 4,625 493
Lennar Corp - B Shares 256 25
NVR Inc
(d)
50 271
PulteGroup Inc 4,123 304
Thor Industries Inc 953 84
Toll Brothers Inc 2,052 145
$ 1,926
Home Furnishings - 0 .01%
Dolby Laboratories Inc 1,100 89
Leggett & Platt Inc 2,461 57
Tempur Sealy International Inc 2,472 99
Whirlpool Corp 994 104
$ 349
Housewares - 0 .00%
Newell Brands Inc 7,068 47
Insurance - 7 .35%
Aflac Inc 11,193 874
Allstate Corp/The 222,223 28,474
American Financial Group Inc/OH 1,352 148
American International Group Inc 869,757 53,324
Aon PLC 3,760 1,163
Arch Capital Group Ltd
(d)
5,712 495
Arthur J Gallagher & Co 113,661 26,766
Assurant Inc 982 146
Assured Guaranty Ltd 1,056 66
Axis Capital Holdings Ltd 1,445 83
Berkshire Hathaway Inc - Class B
(d)
99,259 33,880
Brighthouse Financial Inc
(d)
1,113 50
Brown & Brown Inc 2,689 187
Chubb Ltd 7,669 1,646
Cincinnati Financial Corp 2,854 284
CNA Financial Corp 484 20
Corebridge Financial Inc 2,747 55
Everest Group Ltd 691 273
Fidelity National Financial Inc 4,822 189

Schedule of Investments
LargeCap Value Fund III
October 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
First American Financial Corp 1,862 $ 96
Globe Life Inc 1,650 192
Hanover Insurance Group Inc/The 659 77
Hartford Financial Services Group Inc/The 5,663 416
Kemper Corp 1,119 45
Lincoln National Corp 2,848 62
Loews Corp 3,453 221
Markel Group Inc
(d)
252 371
Marsh & McLennan Cos Inc 1,832 347
MetLife Inc 12,029 722
MGIC Investment Corp 5,353 90
Old Republic International Corp 5,053 138
Primerica Inc 237 45
Progressive Corp/The 151,549 23,958
Prudential Financial Inc 6,825 624
Reinsurance Group of America Inc 1,235 185
RenaissanceRe Holdings Ltd 690 152
RLI Corp 612 82
Travelers Cos Inc/The 4,288 718
Unum Group 3,653 179
W R Berkley Corp 3,780 255
White Mountains Insurance Group Ltd 54 77
Willis Towers Watson PLC 74,836 17,653
$ 194,828
Internet - 1 .74%
Alphabet Inc - A Shares
(d)
355,178 44,070
CDW Corp/DE 153 31
DoorDash Inc - Class A
(d)
1,217 91
eBay Inc 9,321 366
Etsy Inc
(d)
1,053 66
Expedia Group Inc
(d)
752 72
F5 Inc
(d)
1,120 170
Gen Digital Inc 8,690 145
GoDaddy Inc
(d)
1,130 83
IAC Inc
(d)
1,429 61
Match Group Inc
(d)
512 18
Okta Inc
(d)
2,632 177
Robinhood Markets Inc
(d)
12,337 113
Roku Inc
(d)
2,006 119
TripAdvisor Inc
(d)
2,133 31
VeriSign Inc
(d)
1,593 318
Wayfair Inc
(d)
993 42
Zillow Group Inc - A Shares
(d)
1,027 36
Zillow Group Inc - C Shares
(d)
2,870 104
$ 46,113
Iron & Steel - 0 .06%
Cleveland-Cliffs Inc
(d)
9,446 159
Nucor Corp 4,682 692
Reliance Steel & Aluminum Co 1,086 276
Steel Dynamics Inc 2,987 318
United States Steel Corp 4,180 142
$ 1,587
Leisure Products & Services - 0 .03%
Brunswick Corp/DE 1,212 84
Carnival Corp
(d)
18,477 212
Harley-Davidson Inc 2,435 65
Norwegian Cruise Line Holdings Ltd
(d)
5,963 81
Planet Fitness Inc
(d)
828 46
Polaris Inc 913 79
Royal Caribbean Cruises Ltd
(d)
3,042 258
$ 825
Lodging - 2 .09%
Boyd Gaming Corp 1,366 75
Hilton Worldwide Holdings Inc 2,591 393
Hyatt Hotels Corp 865 89
Las Vegas Sands Corp 792,149 37,595
MGM Resorts International 5,461 191
Travel + Leisure Co 754 26
Wyndham Hotels & Resorts Inc 1,451 105
COMMON STOCKS (continued) Shares Held Value (000’s)
Lodging (continued)
Wynn Resorts Ltd 191,177 $ 16,781
$ 55,255
Machinery - Construction & Mining - 2 .19%
BWX Technologies Inc 1,406 104
Caterpillar Inc 2,401 543
Oshkosh Corp 1,211 106
Vertiv Holdings Co 1,460,116 57,339
$ 58,092
Machinery - Diversified - 0 .14%
AGCO Corp 1,162 133
CNH Industrial NV 18,146 199
Cognex Corp 3,210 116
Crane Co 891 87
Deere & Co 346 126
Dover Corp 2,593 337
Esab Corp 1,048 66
Flowserve Corp 2,430 89
Gates Industrial Corp PLC
(d)
2,246 25
Graco Inc 1,835 136
IDEX Corp 1,291 247
Ingersoll Rand Inc 7,525 457
Middleby Corp/The
(d)
997 113
Nordson Corp 1,063 226
Otis Worldwide Corp 7,233 559
Westinghouse Air Brake Technologies Corp 3,314 351
Xylem Inc/NY 3,884 363
$ 3,630
Media - 1 .75%
Cable One Inc 97 53
Comcast Corp - Class A 1,015,431 41,928
DISH Network Corp
(d)
4,601 23
Fox Corp - A Shares 4,950 150
Fox Corp - B Shares 2,497 70
Liberty Broadband Corp - A Shares
(d)
250 21
Liberty Broadband Corp - C Shares
(d)
1,716 143
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
422 24
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
3,604 233
Liberty Media Corp-Liberty SiriusXM - A Shares
(d)
1,380 34
Liberty Media Corp-Liberty SiriusXM - C Shares
(d)
2,853 70
New York Times Co/The 3,001 121
News Corp - A Shares 7,076 146
News Corp - B Shares
(e)
2,164 46
Nexstar Media Group Inc 418 59
Paramount Global - Class A
(e)
171 2
Paramount Global - Class B 10,721 117
Sirius XM Holdings Inc
(e)
11,973 51
Walt Disney Co/The
(d)
34,094 2,782
Warner Bros Discovery Inc
(d)
40,969 407
$ 46,480
Metal Fabrication & Hardware - 0 .01%
RBC Bearings Inc
(d)
552 122
Timken Co/The 1,161 80
Valmont Industries Inc 356 70
$ 272
Mining - 0 .08%
Alcoa Corp 3,304 85
Freeport-McMoRan Inc 26,571 898
MP Materials Corp
(d)
2,033 33
Newmont Corp 21,462 804
Royal Gold Inc 1,209 126
SSR Mining Inc 3,833 53
$ 1,999
Miscellaneous Manufacturers - 0 .21%
3M Co 10,228 930
A O Smith Corp 2,036 142
Carlisle Cos Inc 941 239

Schedule of Investments
LargeCap Value Fund III
October 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers (continued)
Donaldson Co Inc 1,317 $ 76
General Electric Co 20,215 2,196
Illinois Tool Works Inc 1,043 234
ITT Inc 1,536 143
Parker-Hannifin Corp 2,376 877
Teledyne Technologies Inc
(d)
866 324
Textron Inc 3,744 285
$ 5,446
Office & Business Equipment - 0 .01%
Zebra Technologies Corp
(d)
780 163
Oil & Gas - 8 .19%
Antero Resources Corp
(d)
5,255 155
APA Corp 658 26
Chesapeake Energy Corp 2,357 203
Chevron Corp 217,847 31,747
ConocoPhillips 215,846 25,643
Coterra Energy Inc 13,918 383
Devon Energy Corp 11,918 555
Diamondback Energy Inc 3,368 540
EOG Resources Inc 232,256 29,322
EQT Corp 6,702 284
Exxon Mobil Corp 276,966 29,316
Hess Corp 210,385 30,380
HF Sinclair Corp 2,623 145
Marathon Oil Corp 11,555 315
Marathon Petroleum Corp 7,912 1,197
Occidental Petroleum Corp 12,974 802
Ovintiv Inc 2,670 128
Phillips 66 249,227 28,430
Pioneer Natural Resources Co 151,958 36,318
Range Resources Corp 4,350 156
Southwestern Energy Co
(d)
20,260 144
Valero Energy Corp 6,570 834
$ 217,023
Oil & Gas Services - 1 .47%
Baker Hughes Co 18,859 649
Halliburton Co 924,744 36,379
NOV Inc 7,290 146
Schlumberger NV 26,503 1,475
TechnipFMC PLC 8,187 176
$ 38,825
Packaging & Containers - 0 .06%
Amcor PLC 27,509 244
AptarGroup Inc 1,216 149
Ardagh Group SA
(d),(f)
412 —
Ardagh Metal Packaging SA 187 1
Ball Corp 5,727 276
Berry Global Group Inc 2,256 124
Crown Holdings Inc 1,971 159
Graphic Packaging Holding Co 2,631 56
Packaging Corp of America 1,645 252
Sealed Air Corp 1,256 39
Silgan Holdings Inc 1,553 62
Sonoco Products Co 1,816 94
Westrock Co 4,721 170
$ 1,626
Pharmaceuticals - 5 .39%
Becton Dickinson & Co 121,108 30,614
Bristol-Myers Squibb Co 39,193 2,020
Cardinal Health Inc 2,341 213
Cigna Group/The 5,029 1,555
CVS Health Corp 344,389 23,766
Elanco Animal Health Inc
(d)
9,106 80
Henry Schein Inc
(d)
2,423 157
Jazz Pharmaceuticals PLC
(d)
547 70
Johnson & Johnson 303,209 44,978
McKesson Corp 1,578 719
Merck & Co Inc 342,395 35,164
Organon & Co 4,747 70
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Perrigo Co PLC 2,507 $ 69
Pfizer Inc 105,328 3,219
Premier Inc 2,203 42
Viatris Inc 22,237 198
$ 142,934
Pipelines - 1 .05%
Antero Midstream Corp 4,196 52
DT Midstream Inc 1,803 97
Enbridge Inc 804,216 25,767
Kinder Morgan Inc 36,474 591
ONEOK Inc 7,853 512
Williams Cos Inc/The 22,648 779
$ 27,798
Private Equity - 0 .02%
Carlyle Group Inc/The 3,920 108
KKR & Co Inc 9,056 502
$ 610
Real Estate - 0 .02%
CBRE Group Inc
(d)
5,760 399
Howard Hughes Holdings Inc
(d)
626 41
Jones Lang LaSalle Inc
(d)
880 113
$ 553
REITs - 4 .90%
AGNC Investment Corp 11,094 82
Agree Realty Corp 1,740 97
Alexandria Real Estate Equities Inc 3,188 297
American Homes 4 Rent 6,189 203
Americold Realty Trust Inc 5,018 132
Annaly Capital Management Inc 9,175 143
Apartment Income REIT Corp 2,764 81
AvalonBay Communities Inc 2,648 439
Boston Properties Inc 2,915 156
Brixmor Property Group Inc 5,562 116
Camden Property Trust 1,928 164
Cousins Properties Inc 2,880 51
Crown Castle Inc 7,200 669
CubeSmart 4,157 142
Digital Realty Trust Inc 5,570 693
EastGroup Properties Inc 809 132
EPR Properties 1,379 59
Equinix Inc 864 630
Equity LifeStyle Properties Inc 2,222 146
Equity Residential 6,935 384
Essex Property Trust Inc 1,186 254
Extra Space Storage Inc 3,886 403
Federal Realty Investment Trust 1,502 137
First Industrial Realty Trust Inc 2,452 104
Gaming and Leisure Properties Inc 4,677 212
Healthcare Realty Trust Inc 7,059 101
Healthpeak Properties Inc 10,170 158
Highwoods Properties Inc 1,934 35
Host Hotels & Resorts Inc 13,142 203
Invitation Homes Inc 11,363 337
Iron Mountain Inc 2,718 161
Kilroy Realty Corp 2,167 62
Kimco Realty Corp 11,247 202
Lamar Advertising Co 369 30
Medical Properties Trust Inc 11,030 53
Mid-America Apartment Communities Inc 2,158 255
National Storage Affiliates Trust 1,484 42
NNN REIT Inc 3,371 123
Omega Healthcare Investors Inc 4,352 144
Park Hotels & Resorts Inc 4,082 47
Prologis Inc 187,847 18,925
Public Storage 135,270 32,290
Rayonier Inc 2,727 69
Realty Income Corp 12,562 595
Regency Centers Corp 3,372 203
Rexford Industrial Realty Inc 3,841 166

Schedule of Investments
LargeCap Value Fund III
October 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Rithm Capital Corp 8,952 $ 84
SBA Communications Corp 1,794 374
Simon Property Group Inc 4,718 518
Spirit Realty Capital Inc 2,618 94
STAG Industrial Inc 3,354 111
Starwood Property Trust Inc 5,475 97
Sun Communities Inc 1,787 199
UDR Inc 5,758 183
Ventas Inc 402,822 17,104
VICI Properties Inc 1,771,525 49,426
Vornado Realty Trust 3,284 63
Welltower Inc 9,240 773
Weyerhaeuser Co 13,617 391
WP Carey Inc 3,940 211
$ 129,755
Retail - 4 .84%
Advance Auto Parts Inc 1,109 58
AutoNation Inc
(d)
567 74
AutoZone Inc
(d)
56 139
Bath & Body Works Inc 4,258 126
Best Buy Co Inc 3,125 209
BJ's Wholesale Club Holdings Inc
(d)
1,616 110
CarMax Inc
(d)
2,771 169
Casey's General Stores Inc 593 161
Cava Group Inc
(d),(e)
115 4
Darden Restaurants Inc 1,196 174
Dick's Sporting Goods Inc 1,034 111
Dollar General Corp 112,384 13,378
Dollar Tree Inc
(d)
3,877 431
Domino's Pizza Inc 65,286 22,131
Freshpet Inc
(d)
615 35
GameStop Corp
(d),(e)
4,977 69
Gap Inc/The 3,612 46
Genuine Parts Co 2,607 336
Home Depot Inc/The 78,304 22,292
Kohl's Corp 2,054 46
Lithia Motors Inc 80,079 19,396
Lowe's Cos Inc 2,928 558
Macy's Inc 5,027 61
McDonald's Corp 7,965 2,088
MSC Industrial Direct Co Inc 853 81
Murphy USA Inc 20 7
Nordstrom Inc 2,120 30
Ollie's Bargain Outlet Holdings Inc
(d)
778 60
O'Reilly Automotive Inc
(d)
13,204 12,286
Penske Automotive Group Inc 374 54
Petco Health & Wellness Co Inc
(d),(e)
1,524 5
RH
(d)
277 60
Ross Stores Inc 419 49
Victoria's Secret & Co
(d)
805 14
Walgreens Boots Alliance Inc 13,319 281
Walmart Inc 201,773 32,972
Williams-Sonoma Inc 1,054 158
Yum! Brands Inc 637 77
$ 128,336
Savings & Loans - 0 .01%
New York Community Bancorp Inc 13,234 125
TFS Financial Corp 931 11
$ 136
Semiconductors - 4 .06%
Advanced Micro Devices Inc
(d)
12,853 1,266
Analog Devices Inc 9,404 1,480
Applied Materials Inc 2,431 322
Broadcom Inc 42,688 35,916
Cirrus Logic Inc
(d)
1,026 69
Entegris Inc 2,628 231
GLOBALFOUNDRIES Inc
(d),(e)
1,457 72
Intel Corp 77,822 2,840
IPG Photonics Corp
(d)
558 48
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Lam Research Corp 139 $ 82
Marvell Technology Inc 15,892 750
Microchip Technology Inc 309,989 22,100
Micron Technology Inc 20,332 1,360
MKS Instruments Inc 1,233 81
ON Semiconductor Corp
(d)
8,017 502
Qorvo Inc
(d)
1,852 162
QUALCOMM Inc 223,665 24,377
Skyworks Solutions Inc 166,140 14,411
Teradyne Inc 483 40
Texas Instruments Inc 9,997 1,420
Wolfspeed Inc
(d)
2,304 78
$ 107,607
Shipbuilding - 0 .01%
Huntington Ingalls Industries Inc 728 160
Software - 4 .47%
Akamai Technologies Inc
(d)
2,861 296
ANSYS Inc
(d)
283 79
AppLovin Corp
(d)
2,916 106
Aspen Technology Inc
(d)
545 97
Bentley Systems Inc 274 13
BILL Holdings Inc
(d)
1,906 174
Broadridge Financial Solutions Inc 357 61
CCC Intelligent Solutions Holdings Inc
(d)
3,738 40
Ceridian HCM Holding Inc
(d)
2,505 160
Concentrix Corp 815 62
Doximity Inc
(d)
1,328 27
Dropbox Inc - A Shares
(d)
542 14
Electronic Arts Inc 142,084 17,589
Fidelity National Information Services Inc 684,044 33,594
Fiserv Inc
(d)
8,226 936
Guidewire Software Inc
(d)
1,515 137
HashiCorp Inc
(d)
573 11
Informatica Inc
(d)
800 15
Jack Henry & Associates Inc 934 132
Microsoft Corp 108,901 36,821
MSCI Inc 722 340
nCino Inc
(d)
1,181 33
Nutanix Inc
(d)
3,231 117
Oracle Corp 234,368 24,234
Paycor HCM Inc
(d)
557 12
Playtika Holding Corp
(d)
67 1
PTC Inc
(d)
1,014 142
Roper Technologies Inc 1,965 960
Salesforce Inc
(d)
4,333 870
SentinelOne Inc
(d)
3,722 58
SS&C Technologies Holdings Inc 4,040 203
Take-Two Interactive Software Inc
(d)
3,066 410
Twilio Inc
(d)
2,627 135
Tyler Technologies Inc
(d)
188 70
UiPath Inc
(d)
1,627 25
Unity Software Inc
(d)
3,237 82
Zoom Video Communications Inc
(d)
4,681 281
ZoomInfo Technologies Inc
(d)
2,946 38
$ 118,375
Telecommunications - 1 .31%
AT&T Inc 133,196 2,051
Ciena Corp
(d)
2,756 116
Cisco Systems Inc 76,436 3,985
Corning Inc 14,142 378
Frontier Communications Parent Inc
(d)
4,549 82
Iridium Communications Inc 156 6
Juniper Networks Inc 5,916 159
Motorola Solutions Inc 84,798 23,613
T-Mobile US Inc 9,935 1,429
Ubiquiti Inc 12 2
Verizon Communications Inc 78,449 2,756
Viasat Inc
(d)
2,186 40
$ 34,617

Schedule of Investments
LargeCap Value Fund III
October 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Toys, Games & Hobbies - 0 .01%
Hasbro Inc 2,429 $ 109
Mattel Inc
(d)
6,541 125
$ 234
Transportation - 2 .88%
CH Robinson Worldwide Inc 473 39
CSX Corp 33,205 991
Expeditors International of Washington Inc 2,472 270
FedEx Corp 106,115 25,479
GXO Logistics Inc
(d)
2,174 110
JB Hunt Transport Services Inc 156,394 26,879
Kirby Corp
(d)
1,106 83
Knight-Swift Transportation Holdings Inc 2,902 142
Landstar System Inc 135 22
Norfolk Southern Corp 4,226 806
Old Dominion Freight Line Inc 133 50
Ryder System Inc 853 83
Saia Inc
(d)
450 161
Schneider National Inc 1,018 26
Union Pacific Corp 94,482 19,615
United Parcel Service Inc 9,740 1,376
XPO Inc
(d)
2,116 160
$ 76,292
Water - 0 .02%
American Water Works Co Inc 3,623 426
Essential Utilities Inc 4,512 151
$ 577
TOTAL COMMON STOCKS $ 2,579,319
Total Investments $ 2,644,854
Other Assets and Liabilities -  0.17% 4,597
TOTAL NET ASSETS - 100.00% $ 2,649,451
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $529 or
0.02% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $518 or 0.02% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Portfolio Summary
Sector Percent
Financial 21 .72%
Consumer, Non-cyclical 21 .51%
Technology 12 .00%
Energy 10 .72%
Industrial 10 .16%
Consumer, Cyclical 8 .60%
Communications 4 .82%
Utilities 4 .59%
Basic Materials 3 .23%
Money Market Funds 2 .18%
Exchange-Traded Funds 0 .30%
Other Assets and Liabilities
0 .17%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales October 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.27% $ — $ 906,147 $ 849,057 $ 57,090
Principal Government Money Market Fund - Institutional Class 5.22% 99,651 108,848 208,499 —
$ 99,651 $ 1,014,995 $ 1,057,556 $ 57,090
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.27% $ 3,202 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.22% 391 — — —
$ 3,593 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; December 2023 Long 53 $ 11,162 $ (688)
Total $ (688)
Amounts in thousands except contracts.

Schedule of Investments
MidCap Fund
October 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 0 .00 % Shares Held Value (000's)
Money Market Funds - 0 .00%
BlackRock Liquidity FedFund - Institutional Class
5.24%
(a),(b)
26,435 $ 26
Principal Government Money Market Fund - Class
R-6 5.27%
(a),(c)
157,241 157
$ 183
TOTAL INVESTMENT COMPANIES $ 183
COMMON STOCKS - 99 .99 % Shares Held Value (000's)
Aerospace & Defense - 10 .09%
HEICO Corp - Class A 6,518,664 $ 828,718
TransDigm Group Inc
(d)
1,217,654 1,008,327
$ 1,837,045
Beverages - 0 .33%
Brown-Forman Corp - A Shares
(e)
7,199 413
Brown-Forman Corp - B Shares 1,059,312 59,491
$ 59,904
Building Materials - 5 .23%
Martin Marietta Materials Inc 648,486 265,192
Summit Materials Inc
(d)
2,428,842 79,909
Vulcan Materials Co 3,095,647 608,263
$ 953,364
Chemicals - 0 .51%
Perimeter Solutions SA
(c),(d)
8,020,901 25,667
Perimeter Solutions SA - Warrants
(d)
2,883,826 87
Sherwin-Williams Co/The 283,625 67,562
$ 93,316
Commercial Services - 8 .30%
CoStar Group Inc
(d)
10,873,792 798,245
Gartner Inc
(d)
1,086,517 360,767
Moody's Corp 520,426 160,291
Verisk Analytics Inc 844,950 192,108
$ 1,511,411
Distribution & Wholesale - 7 .27%
Copart Inc
(d)
23,423,575 1,019,394
Fastenal Co 5,213,462 304,153
$ 1,323,547
Diversified Financial Services - 0 .81%
Brookfield Asset Management Ltd 4,981,551 142,821
Brookfield Reinsurance Ltd
(e)
157,227 4,593
$ 147,414
Electric - 2 .91%
Brookfield Infrastructure Partners LP 16,097,720 364,453
Brookfield Renewable Corp 2,129,760 48,473
Brookfield Renewable Partners LP 5,590,685 117,181
$ 530,107
Electronics - 0 .55%
Mettler-Toledo International Inc
(d)
102,157 100,645
Entertainment - 3 .69%
Atlanta Braves Holdings Inc - C shares
(d)
121,866 4,239
Liberty Media Corp-Liberty Live - A Shares
(d)
21,874 683
Liberty Media Corp-Liberty Live - C Shares
(d)
157,552 5,021
Live Nation Entertainment Inc
(d)
5,161,500 413,023
Vail Resorts Inc 1,174,731 249,337
$ 672,303
Healthcare - Products - 2 .36%
Agilent Technologies Inc 2,201,750 227,595
Enovis Corp
(d)
476,693 21,880
IDEXX Laboratories Inc
(d)
325,718 130,115
Waters Corp
(d)
207,325 49,453
$ 429,043
Home Builders - 1 .93%
Lennar Corp - A Shares 1,224,987 130,682
Lennar Corp - B Shares 38,859 3,832
NVR Inc
(d)
40,127 217,192
$ 351,706
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 11 .57%
Aon PLC 488,257 $ 151,067
Arch Capital Group Ltd
(d)
4,229,606 366,622
Brown & Brown Inc 8,688,512 603,157
F&G Annuities & Life Inc 63,059 1,935
Fidelity National Financial Inc 19,455 760
Markel Group Inc
(d)
417,596 614,083
Progressive Corp/The 2,338,691 369,724
$ 2,107,348
Internet - 2 .14%
VeriSign Inc
(d)
1,667,686 332,970
Wix.com Ltd
(d)
715,777 57,191
$ 390,161
Lodging - 5 .15%
Hilton Worldwide Holdings Inc 5,064,781 767,466
Hyatt Hotels Corp 1,672,127 171,293
$ 938,759
Machinery - Diversified - 0 .20%
Cognex Corp 955,168 34,377
Esab Corp 20,586 1,303
$ 35,680
Media - 1 .48%
Liberty Broadband Corp - A Shares
(d)
26,939 2,244
Liberty Broadband Corp - C Shares
(d)
29,151 2,429
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
511,086 29,413
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
3,646,286 235,878
$ 269,964
Private Equity - 8 .76%
Ares Management Corp 1,160,724 114,436
Brookfield Corp 28,735,989 837,654
KKR & Co Inc 11,627,814 644,181
$ 1,596,271
Real Estate - 2 .25%
CBRE Group Inc
(d)
4,837,185 335,410
Howard Hughes Holdings Inc
(d)
1,122,117 74,430
$ 409,840
REITs - 2 .19%
SBA Communications Corp 1,910,744 398,639
Retail - 9 .77%
CarMax Inc
(d)
6,276,844 383,452
Domino's Pizza Inc 1,199,029 406,459
O'Reilly Automotive Inc
(d)
978,533 910,466
Ross Stores Inc 681,555 79,040
$ 1,779,417
Semiconductors - 1 .68%
Microchip Technology Inc 4,282,745 305,317
Software - 10 .82%
ANSYS Inc
(d)
359,850 100,132
Autodesk Inc
(d)
1,435,687 283,735
Constellation Software Inc/Canada 165,391 332,270
Constellation Software Inc/Canada - Warrants
(d),(f)
143,533 —
Fair Isaac Corp
(d)
136,874 115,778
Lumine Group Inc
(d)
329,031 4,138
MSCI Inc 494,932 233,385
Roper Technologies Inc 1,191,569 582,165
Tyler Technologies Inc
(d)
858,218 320,029
$ 1,971,632
TOTAL COMMON STOCKS $ 18,212,833
Total Investments $ 18,213,016
Other Assets and Liabilities -  0.01% 1,306
TOTAL NET ASSETS - 100.00% $ 18,214,322

Schedule of Investments
MidCap Fund
October 31, 2023
See accompanying notes.

(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $26 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $35 or 0.00% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Portfolio Summary
Sector Percent
Consumer, Cyclical 27 .81%
Financial 25 .58%
Industrial 16 .07%
Technology 12 .50%
Consumer, Non-cyclical 10 .99%
Communications 3 .62%
Utilities 2 .91%
Basic Materials 0 .51%
Money Market Funds 0 .00%
Other Assets and Liabilities
0 .01%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales October 31, 2023
Value Cost Proceeds Value
Perimeter Solutions SA $ 64,746 $ — $ 600 $ 25,667
Principal Government Money Market Fund - Class R-6 5.27% — 1,115,375 1,115,218 157
Principal Government Money Market Fund - Institutional Class 5.22% 1 26,790 26,791 —
$ 64,747 $ 1,142,165 $ 1,142,609 $ 25,824
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Perimeter Solutions SA $ — $ (556) $ — $ (37,923)
Principal Government Money Market Fund - Class R-6 5.27% 1,054 — — —
Principal Government Money Market Fund - Institutional Class 5.22% 12 — — —
$ 1,066 $ (556) $ — $ (37,923)
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
MidCap Growth Fund
October 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 2 .24 % Shares Held Value (000's)
Money Market Funds - 2 .24%
Principal Government Money Market Fund - Class
R-6 5.27%
(a),(b)
4,345,816 $ 4,345
TOTAL INVESTMENT COMPANIES $ 4,345
COMMON STOCKS - 97 .76 % Shares Held Value (000's)
Advertising - 2 .37%
Trade Desk Inc/The
(c)
64,845 $ 4,601
Aerospace & Defense - 2 .46%
Howmet Aerospace Inc 108,216 4,772
Apparel - 2 .36%
Deckers Outdoor Corp
(c)
4,306 2,571
On Holding AG
(c)
77,921 2,000
$ 4,571
Automobile Parts & Equipment - 1 .95%
Mobileye Global Inc
(c)
106,291 3,791
Beverages - 1 .32%
Celsius Holdings Inc
(c)
16,833 2,560
Biotechnology - 2 .66%
Argenx SE ADR
(c)
10,968 5,150
Building Materials - 1 .63%
Vulcan Materials Co 16,081 3,160
Commercial Services - 7 .14%
Cintas Corp 6,492 3,292
Global Payments Inc 34,660 3,682
Quanta Services Inc 12,095 2,021
Verisk Analytics Inc 21,337 4,851
$ 13,846
Computers - 4 .86%
Globant SA
(c)
17,290 2,944
Western Digital Corp
(c)
65,030 2,611
Zscaler Inc
(c)
24,374 3,868
$ 9,423
Cosmetics & Personal Care - 0 .96%
Coty Inc
(c)
199,582 1,870
Diversified Financial Services - 4 .50%
Apollo Global Management Inc 51,128 3,959
Interactive Brokers Group Inc - A Shares 59,499 4,764
$ 8,723
Entertainment - 3 .09%
DraftKings Inc
(c)
216,967 5,993
Hand & Machine Tools - 1 .36%
Stanley Black & Decker Inc 30,973 2,634
Healthcare - Products - 8 .37%
Exact Sciences Corp
(c)
31,938 1,967
Hologic Inc
(c)
29,188 1,931
IDEXX Laboratories Inc
(c)
4,806 1,920
Inari Medical Inc
(c)
62,882 3,818
Inspire Medical Systems Inc
(c)
6,993 1,029
Natera Inc
(c)
66,432 2,622
West Pharmaceutical Services Inc 9,232 2,939
$ 16,226
Healthcare - Services - 0 .93%
Charles River Laboratories International Inc
(c)
10,772 1,814
Home Builders - 1 .05%
DR Horton Inc 19,588 2,045
Insurance - 2 .02%
W R Berkley Corp 58,180 3,923
Internet - 1 .25%
Pinterest Inc
(c)
81,334 2,430
Oil & Gas - 5 .38%
Matador Resources Co 88,724 5,474
Southwestern Energy Co
(c)
695,836 4,961
$ 10,435
Oil & Gas Services - 3 .08%
TechnipFMC PLC 277,671 5,976
Pharmaceuticals - 2 .19%
Dexcom Inc
(c)
47,721 4,239
COMMON STOCKS (continued) Shares Held Value (000’s)
Private Equity - 1 .98%
KKR & Co Inc 69,193 $ 3,833
Retail - 8 .06%
Casey's General Stores Inc 12,783 3,476
Domino's Pizza Inc 11,563 3,920
Lululemon Athletica Inc
(c)
8,302 3,267
Ross Stores Inc 42,886 4,973
$ 15,636
Semiconductors - 4 .75%
MACOM Technology Solutions Holdings Inc
(c)
42,444 2,994
Marvell Technology Inc 67,237 3,175
Rambus Inc
(c)
55,857 3,035
$ 9,204
Software - 17 .98%
Bentley Systems Inc 58,445 2,843
Datadog Inc
(c)
36,111 2,942
Manhattan Associates Inc
(c)
22,699 4,426
MongoDB Inc
(c)
17,698 6,099
Samsara Inc
(c)
146,480 3,379
Snowflake Inc - Class A
(c)
21,980 3,190
Synopsys Inc
(c)
10,869 5,102
Take-Two Interactive Software Inc
(c)
18,594 2,487
Twilio Inc
(c)
35,125 1,801
Veeva Systems Inc
(c)
13,468 2,595
$ 34,864
Transportation - 4 .06%
GXO Logistics Inc
(c)
76,823 3,880
Old Dominion Freight Line Inc 10,617 3,999
$ 7,879
TOTAL COMMON STOCKS $ 189,598
Total Investments $ 193,943
Other Assets and Liabilities -  0.00% (9)
TOTAL NET ASSETS - 100.00% $ 193,934
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary
Sector Percent
Technology 27 .59%
Consumer, Non-cyclical 23 .57%
Consumer, Cyclical 16 .51%
Industrial 9 .51%
Financial 8 .50%
Energy 8 .46%
Communications 3 .62%
Money Market Funds 2 .24%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%

Schedule of Investments
MidCap Growth Fund
October 31, 2023
See accompanying notes.

Affiliated Securities October 31, 2022 Purchases Sales October 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.27% $ — $ 227,550 $ 223,205 $ 4,345
Principal Government Money Market Fund - Institutional Class 5.22% 11,495 15,496 26,991 —
$ 11,495 $ 243,046 $ 250,196 $ 4,345
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.27% $ 244 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.22% 29 — — —
$ 273 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
MidCap Growth Fund III
October 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 2 .23 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .27%
iShares Russell Mid-Cap Growth ETF
(a)
33,700 $ 2,922
Money Market Funds - 1 .96%
BlackRock Liquidity FedFund - Institutional Class
5.24%
(b),(c)
3,353,631 3,354
Principal Government Money Market Fund - Class
R-6 5.27%
(b),(d)
17,711,581 17,712
$ 21,066
TOTAL INVESTMENT COMPANIES $ 23,988
COMMON STOCKS - 98 .09 % Shares Held Value (000's)
Advertising - 0 .73%
Trade Desk Inc/The
(e)
111,072 $ 7,882
Aerospace & Defense - 1 .42%
HEICO Corp 74,352 11,778
HEICO Corp - Class A 3,810 484
Spirit AeroSystems Holdings Inc
(e)
609 14
TransDigm Group Inc
(e)
3,637 3,011
$ 15,287
Airlines - 0 .02%
American Airlines Group Inc
(e)
12,750 142
Delta Air Lines Inc 1,732 54
$ 196
Apparel - 0 .11%
Crocs Inc
(e)
3,218 287
Deckers Outdoor Corp
(e)
1,385 827
Skechers USA Inc
(e)
556 27
Tapestry Inc 862 24
$ 1,165
Automobile Parts & Equipment - 0 .54%
Allison Transmission Holdings Inc 502 26
Aptiv PLC
(e)
67,101 5,851
$ 5,877
Banks - 0 .07%
First Citizens BancShares Inc/NC 62 86
NU Holdings Ltd/Cayman Islands
(e)
83,676 686
$ 772
Beverages - 2 .00%
Boston Beer Co Inc/The
(e)
22,066 7,369
Brown-Forman Corp - A Shares 2,055 118
Brown-Forman Corp - B Shares 7,729 434
Celsius Holdings Inc
(e)
48,905 7,438
Monster Beverage Corp
(e)
120,463 6,156
$ 21,515
Biotechnology - 1 .77%
Alnylam Pharmaceuticals Inc
(e)
20,672 3,138
Apellis Pharmaceuticals Inc
(e)
33,724 1,641
BioMarin Pharmaceutical Inc
(e)
28,847 2,349
Certara Inc
(e)
2,467 30
Corteva Inc 80,921 3,895
Exelixis Inc
(e)
12,528 258
Illumina Inc
(e)
2,494 273
Incyte Corp
(e)
7,202 388
Ionis Pharmaceuticals Inc
(e)
6,489 287
Karuna Therapeutics Inc
(e)
12,958 2,159
Maravai LifeSciences Holdings Inc
(e)
3,631 25
Moderna Inc
(e)
20,784 1,579
Roivant Sciences Ltd
(e)
17,334 150
Sarepta Therapeutics Inc
(e)
18,595 1,252
Seagen Inc
(e)
7,401 1,575
Ultragenyx Pharmaceutical Inc
(e)
3,579 127
$ 19,126
Building Materials - 1 .99%
Armstrong World Industries Inc 690 52
Eagle Materials Inc 1,217 187
Fortune Brands Innovations Inc 77,283 4,313
Martin Marietta Materials Inc 18,198 7,442
Trane Technologies PLC 3,557 677
Trex Co Inc
(e)
151,102 8,493
COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
Vulcan Materials Co 1,542 $ 303
$ 21,467
Chemicals - 0 .31%
Albemarle Corp 21,396 2,713
Axalta Coating Systems Ltd
(e)
1,351 35
FMC Corp 983 52
PPG Industries Inc 3,119 383
RPM International Inc 1,284 117
Valvoline Inc 2,285 68
$ 3,368
Commercial Services - 10 .06%
Avis Budget Group Inc
(e)
370 60
Block Inc
(e)
10,682 430
Booz Allen Hamilton Holding Corp 68,285 8,189
Bright Horizons Family Solutions Inc
(e)
406 30
Cintas Corp 26,822 13,602
CoStar Group Inc
(e)
197,980 14,534
Equifax Inc 59,498 10,089
Euronet Worldwide Inc
(e)
1,248 96
FleetCor Technologies Inc
(e)
13,997 3,151
FTI Consulting Inc
(e)
324 69
Gartner Inc
(e)
19,160 6,362
Global Payments Inc 49,079 5,213
Grand Canyon Education Inc
(e)
444 53
H&R Block Inc 5,208 214
MarketAxess Holdings Inc 53,328 11,399
Moody's Corp 21,076 6,491
Morningstar Inc 1,358 344
Paylocity Holding Corp
(e)
2,221 399
Quanta Services Inc 23,601 3,944
RB Global Inc 170,710 11,164
Rollins Inc 13,474 507
Service Corp International/US 2,820 154
Shift4 Payments Inc
(e)
2,876 128
Toast Inc
(e)
213,360 3,412
U-Haul Holding Co 2,029 96
U-Haul Holding Co
(e)
196 10
United Rentals Inc 15,566 6,324
Verisk Analytics Inc 7,536 1,713
WEX Inc
(e)
1,034 172
WillScot Mobile Mini Holdings Corp
(e)
2,622 103
$ 108,452
Computers - 2 .99%
Crowdstrike Holdings Inc
(e)
66,246 11,711
EPAM Systems Inc
(e)
33,293 7,244
Genpact Ltd 2,362 79
Globant SA
(e)
66,624 11,345
HP Inc 9,335 246
KBR Inc 2,604 151
NetApp Inc 4,428 322
Pure Storage Inc
(e)
11,643 394
Zscaler Inc
(e)
4,620 733
$ 32,225
Consumer Products - 0 .19%
Avery Dennison Corp 1,404 244
Church & Dwight Co Inc 11,561 1,051
Clorox Co/The 6,546 771
$ 2,066
Distribution & Wholesale - 6 .31%
Copart Inc
(e)
353,517 15,385
Fastenal Co 187,199 10,921
Ferguson PLC 45,960 6,903
Pool Corp 36,014 11,373
SiteOne Landscape Supply Inc
(e)
755 104
Watsco Inc 31,686 11,055
WW Grainger Inc 16,767 12,237
$ 67,978

Schedule of Investments
MidCap Growth Fund III
October 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services - 1 .28%
Ameriprise Financial Inc 5,563 $ 1,750
Apollo Global Management Inc 27,566 2,135
Blue Owl Capital Inc
(a)
3,485 43
Houlihan Lokey Inc 209 21
LPL Financial Holdings Inc 42,363 9,511
Rocket Cos Inc
(e)
2,557 19
SLM Corp 4,660 61
TPG Inc 1,062 29
Tradeweb Markets Inc 2,106 190
UWM Holdings Corp
(a)
1,872 9
Western Union Co/The 3,141 35
XP Inc 1,574 31
$ 13,834
Electric - 0 .05%
AES Corp/The 21,604 322
Vistra Corp 5,660 185
$ 507
Electrical Components & Equipment - 0 .02%
ChargePoint Holdings Inc
(e)
15,719 40
Universal Display Corp 1,116 155
$ 195
Electronics - 0 .38%
Allegion plc 4,296 423
Amphenol Corp 15,496 1,248
Hubbell Inc 1,290 349
Jabil Inc 4,227 519
Keysight Technologies Inc
(e)
2,404 293
Mettler-Toledo International Inc
(e)
1,152 1,135
Vontier Corp 2,783 82
$ 4,049
Energy - Alternate Sources - 0 .05%
Enphase Energy Inc
(e)
7,043 560
Engineering & Construction - 0 .02%
EMCOR Group Inc 857 177
TopBuild Corp
(e)
117 27
$ 204
Entertainment - 1 .88%
Caesars Entertainment Inc
(e)
71,262 2,843
Churchill Downs Inc 57,911 6,361
DraftKings Inc
(e)
153,851 4,249
Live Nation Entertainment Inc
(e)
1,871 150
TKO Group Holdings Inc 2,279 187
Vail Resorts Inc 30,661 6,507
$ 20,297
Environmental Control - 1 .00%
Tetra Tech Inc 506 77
Waste Connections Inc 82,543 10,689
$ 10,766
Food - 0 .81%
Albertsons Cos Inc 1,870 41
Lamb Weston Holdings Inc 93,854 8,428
Performance Food Group Co
(e)
3,811 220
$ 8,689
Hand & Machine Tools - 0 .05%
Lincoln Electric Holdings Inc 2,761 483
MSA Safety Inc 330 52
$ 535
Healthcare - Products - 7 .59%
10X Genomics Inc
(e)
50,484 1,781
Agilent Technologies Inc 12,684 1,311
Align Technology Inc
(e)
56,413 10,413
Bio-Techne Corp 53,404 2,917
Bruker Corp 5,620 320
Exact Sciences Corp
(e)
3,279 202
Globus Medical Inc
(e)
1,780 81
IDEXX Laboratories Inc
(e)
53,106 21,214
Inspire Medical Systems Inc
(e)
1,520 224
Insulet Corp
(e)
52,552 6,967
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Masimo Corp
(e)
2,275 $ 185
Natera Inc
(e)
5,479 216
Novocure Ltd
(e)
5,548 74
Penumbra Inc
(e)
23,881 4,565
Repligen Corp
(e)
66,579 8,959
ResMed Inc 66,299 9,363
Shockwave Medical Inc
(e)
20,032 4,132
Tandem Diabetes Care Inc
(e)
491 9
Waters Corp
(e)
3,099 739
West Pharmaceutical Services Inc 25,501 8,117
$ 81,789
Healthcare - Services - 2 .56%
agilon health Inc
(e)
13,671 246
Chemed Corp 6,476 3,644
DaVita Inc
(e)
2,857 221
Encompass Health Corp 383 24
Ginkgo Bioworks Holdings Inc
(a),(e)
7,975 11
ICON PLC
(e)
52,648 12,844
IQVIA Holdings Inc
(e)
42,226 7,635
Medpace Holdings Inc
(e)
9,790 2,376
Molina Healthcare Inc
(e)
1,661 553
Sotera Health Co
(e)
3,667 46
$ 27,600
Home Builders - 0 .78%
DR Horton Inc 79,909 8,342
NVR Inc
(e)
14 76
$ 8,418
Home Furnishings - 0 .01%
Tempur Sealy International Inc 1,791 72
Housewares - 0 .01%
Scotts Miracle-Gro Co/The 2,183 97
Insurance - 0 .89%
Arch Capital Group Ltd
(e)
2,669 231
Arthur J Gallagher & Co 626 147
Brighthouse Financial Inc
(e)
388 18
Brown & Brown Inc 4,895 340
Equitable Holdings Inc 18,925 503
Everest Group Ltd 301 119
Kinsale Capital Group Inc 22,255 7,431
Lincoln National Corp 897 20
Primerica Inc 1,244 238
RenaissanceRe Holdings Ltd 697 153
RLI Corp 469 62
Ryan Specialty Holdings Inc
(e)
4,910 212
Willis Towers Watson PLC 689 163
$ 9,637
Internet - 2 .70%
CDW Corp/DE 66,943 13,415
Coupang Inc
(e)
57,869 984
DoorDash Inc - Class A
(e)
12,503 937
eBay Inc 1,753 69
Etsy Inc
(e)
3,643 227
Expedia Group Inc
(e)
5,566 530
Gen Digital Inc 4,571 76
GoDaddy Inc
(e)
4,945 362
Lyft Inc
(e)
17,701 162
Match Group Inc
(e)
114,396 3,958
Okta Inc
(e)
549 37
Palo Alto Networks Inc
(e)
24,770 6,020
Pinterest Inc
(e)
31,397 938
Roku Inc
(e)
807 48
Spotify Technology SA
(e)
7,403 1,220
VeriSign Inc
(e)
254 51
Wayfair Inc
(e)
1,522 65
$ 29,099

Schedule of Investments
MidCap Growth Fund III
October 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Leisure Products & Services - 0 .62%
Brunswick Corp/DE 323 $ 23
Norwegian Cruise Line Holdings Ltd
(e)
5,387 73
Peloton Interactive Inc
(e)
16,677 79
Planet Fitness Inc
(e)
108,859 6,017
Polaris Inc 270 23
Royal Caribbean Cruises Ltd
(e)
3,729 316
YETI Holdings Inc
(e)
4,585 195
$ 6,726
Lodging - 0 .61%
Choice Hotels International Inc 1,607 178
Hilton Worldwide Holdings Inc 6,233 944
Hyatt Hotels Corp 51,708 5,297
Travel + Leisure Co 1,716 58
Wyndham Hotels & Resorts Inc 340 25
Wynn Resorts Ltd 361 32
$ 6,534
Machinery - Construction & Mining - 0 .40%
BWX Technologies Inc 825 61
Vertiv Holdings Co 107,970 4,240
$ 4,301
Machinery - Diversified - 4 .75%
Chart Industries Inc
(e)
25,738 2,991
Cognex Corp 91,165 3,281
Graco Inc 124,529 9,259
IDEX Corp 48,566 9,296
Ingersoll Rand Inc 112,429 6,822
Otis Worldwide Corp 1,290 100
Rockwell Automation Inc 19,403 5,100
Toro Co/The 58,830 4,755
Westinghouse Air Brake Technologies Corp 89,395 9,478
Xylem Inc/NY 1,493 140
$ 51,222
Media - 0 .10%
Cable One Inc 23 13
FactSet Research Systems Inc 2,029 876
Liberty Broadband Corp - A Shares
(e)
194 16
Liberty Broadband Corp - C Shares
(e)
1,275 106
Nexstar Media Group Inc 619 87
$ 1,098
Metal Fabrication & Hardware - 0 .86%
Advanced Drainage Systems Inc 3,595 384
RBC Bearings Inc
(e)
40,506 8,905
Valmont Industries Inc 78 15
$ 9,304
Miscellaneous Manufacturers - 0 .57%
A O Smith Corp 688 48
Axon Enterprise Inc
(e)
29,158 5,963
Donaldson Co Inc 2,658 153
$ 6,164
Office & Business Equipment - 0 .01%
Zebra Technologies Corp
(e)
486 102
Oil & Gas - 1 .79%
Antero Resources Corp
(e)
164,753 4,850
APA Corp 14,555 578
Diamondback Energy Inc 73,739 11,822
Hess Corp 8,190 1,183
Ovintiv Inc 6,001 288
Texas Pacific Land Corp 304 561
$ 19,282
Oil & Gas Services - 1 .80%
Baker Hughes Co 362,682 12,483
Halliburton Co 176,152 6,930
$ 19,413
Packaging & Containers - 0 .03%
Ardagh Metal Packaging SA 7,614 26
Graphic Packaging Holding Co 8,622 185
Sealed Air Corp 4,207 130
$ 341
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals - 3 .73%
Cardinal Health Inc 6,893 $ 627
Cencora Inc 51,671 9,567
Dexcom Inc
(e)
230,869 20,508
Jazz Pharmaceuticals PLC
(e)
1,672 212
Neurocrine Biosciences Inc
(e)
50,106 5,559
Zoetis Inc 23,574 3,701
$ 40,174
Pipelines - 0 .31%
Antero Midstream Corp 5,984 74
Cheniere Energy Inc 12,811 2,132
New Fortress Energy Inc 3,427 104
ONEOK Inc 1,301 85
Targa Resources Corp 11,834 989
$ 3,384
Private Equity - 0 .12%
Ares Management Corp 8,481 836
KKR & Co Inc 8,415 466
$ 1,302
REITs - 1 .11%
EastGroup Properties Inc 23,679 3,866
Equity LifeStyle Properties Inc 3,075 202
Iron Mountain Inc 7,590 448
Lamar Advertising Co 3,546 292
SBA Communications Corp 31,374 6,546
Simon Property Group Inc 3,745 412
Sun Communities Inc 1,416 157
UDR Inc 1,050 33
$ 11,956
Retail - 7 .57%
AutoZone Inc
(e)
1,704 4,221
Best Buy Co Inc 1,412 94
BJ's Wholesale Club Holdings Inc
(e)
80,916 5,512
Burlington Stores Inc
(e)
3,420 414
CarMax Inc
(e)
506 31
Casey's General Stores Inc 22,685 6,168
Cava Group Inc
(a),(e)
708 22
Chipotle Mexican Grill Inc
(e)
3,564 6,922
Darden Restaurants Inc 2,984 434
Dick's Sporting Goods Inc 253 27
Dollar Tree Inc
(e)
71,187 7,908
Domino's Pizza Inc 1,871 634
Five Below Inc
(e)
64,102 11,153
Floor & Decor Holdings Inc
(e)
103,040 8,491
Freshpet Inc
(a),(e)
42,319 2,429
Lululemon Athletica Inc
(e)
13,072 5,144
Murphy USA Inc 988 358
Ollie's Bargain Outlet Holdings Inc
(e)
1,045 81
RH
(e)
152 33
Ross Stores Inc 95,729 11,102
Texas Roadhouse Inc 3,537 359
Tractor Supply Co 5,783 1,114
Ulta Beauty Inc
(e)
17,986 6,858
Victoria's Secret & Co
(e)
1,990 36
Wendy's Co/The 9,155 174
Williams-Sonoma Inc 430 65
Wingstop Inc 1,583 289
Yum! Brands Inc 13,006 1,572
$ 81,645
Semiconductors - 3 .76%
Allegro MicroSystems Inc
(e)
3,952 103
Entegris Inc 91,766 8,079
Lattice Semiconductor Corp
(e)
122,059 6,788
Marvell Technology Inc 170,293 8,041
Microchip Technology Inc 20,263 1,444
Monolithic Power Systems Inc 35,191 15,545
Teradyne Inc 6,869 572
$ 40,572

Schedule of Investments
MidCap Growth Fund III
October 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software - 18 .40%
Alteryx Inc
(e)
3,240 $ 104
ANSYS Inc
(e)
35,909 9,992
AppLovin Corp
(e)
2,847 104
Bentley Systems Inc 149,251 7,260
BILL Holdings Inc
(e)
51,475 4,699
Broadridge Financial Solutions Inc 64,203 10,956
Ceridian HCM Holding Inc
(e)
665 43
Cloudflare Inc
(e)
15,222 863
Confluent Inc
(e)
9,797 283
Datadog Inc
(e)
80,675 6,572
Descartes Systems Group Inc/The
(e)
69,319 5,005
DocuSign Inc
(e)
10,709 416
DoubleVerify Holdings Inc
(e)
6,614 184
Doximity Inc
(e)
2,749 56
Dropbox Inc - A Shares
(e)
12,109 318
Dynatrace Inc
(e)
154,163 6,892
Elastic NV
(e)
4,115 309
Fair Isaac Corp
(e)
5,166 4,369
Five9 Inc
(e)
44,484 2,575
Gitlab Inc
(e)
4,626 200
HashiCorp Inc
(e)
3,504 69
HubSpot Inc
(e)
10,701 4,534
Informatica Inc
(e)
151 3
Jack Henry & Associates Inc 52,575 7,413
Manhattan Associates Inc
(e)
3,261 636
MongoDB Inc
(e)
3,471 1,196
MSCI Inc 48,614 22,924
nCino Inc
(e)
349 10
New Relic Inc
(e)
2,959 256
Nutanix Inc
(e)
2,953 107
Palantir Technologies Inc
(e)
98,959 1,465
Paychex Inc 17,025 1,891
Paycom Software Inc 54,306 13,303
Paycor HCM Inc
(e)
1,444 31
Pegasystems Inc 2,218 95
Playtika Holding Corp
(e)
1,140 10
Procore Technologies Inc
(e)
4,153 254
PTC Inc
(e)
132,265 18,572
RingCentral Inc
(e)
4,515 120
ROBLOX Corp
(e)
24,296 773
SentinelOne Inc
(e)
1,751 27
Smartsheet Inc
(e)
6,641 263
Splunk Inc
(e)
8,065 1,187
Synopsys Inc
(e)
35,765 16,789
Take-Two Interactive Software Inc
(e)
25,179 3,368
Teradata Corp
(e)
5,301 226
Twilio Inc
(e)
1,477 76
Tyler Technologies Inc
(e)
48,361 18,034
UiPath Inc
(e)
15,248 237
Unity Software Inc
(e)
171,668 4,355
Veeva Systems Inc
(e)
97,556 18,800
ZoomInfo Technologies Inc
(e)
8,532 111
$ 198,335
Telecommunications - 0 .39%
Arista Networks Inc
(e)
19,720 3,951
Iridium Communications Inc 6,178 229
Ubiquiti Inc 200 24
$ 4,204
Transportation - 2 .57%
CH Robinson Worldwide Inc 4,740 388
Expeditors International of Washington Inc 1,082 118
GXO Logistics Inc
(e)
136,567 6,898
JB Hunt Transport Services Inc 47,297 8,129
Landstar System Inc 1,505 248
Old Dominion Freight Line Inc 31,556 11,886
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
Saia Inc
(e)
151 $ 54
$ 27,721
TOTAL COMMON STOCKS $ 1,057,504
Total Investments $ 1,081,492
Other Assets and Liabilities -  (0.32)% (3,408)
TOTAL NET ASSETS - 100.00% $ 1,078,084
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $3,301 or 0.31% of net assets.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,354 or
0.31% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
Portfolio Summary
Sector Percent
Consumer, Non-cyclical 28 .71%
Technology 25 .16%
Consumer, Cyclical 18 .46%
Industrial 14 .06%
Energy 3 .95%
Communications 3 .92%
Financial 3 .47%
Money Market Funds 1 .96%
Basic Materials 0 .31%
Exchange-Traded Funds 0 .27%
Utilities 0 .05%
Other Assets and Liabilities
( 0 .32 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
MidCap Growth Fund III
October 31, 2023
See accompanying notes.

Affiliated Securities October 31, 2022 Purchases Sales October 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.27% $ — $ 453,915 $ 436,203 $ 17,712
Principal Government Money Market Fund - Institutional Class 5.22% 36,946 48,700 85,646 —
$ 36,946 $ 502,615 $ 521,849 $ 17,712
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.27% $ 1,151 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.22% 159 — — —
$ 1,310 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; December 2023 Long 20 $ 4,750 $ (78)
Total $ (78)
Amounts in thousands except contracts.

Schedule of Investments
MidCap S&P 400 Index Fund
October 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 3 .81 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .28%
iShares Core S&P Mid-Cap ETF 14,700 $ 3,469
Money Market Funds - 3 .53%
BlackRock Liquidity FedFund - Institutional Class
5.24%
(a),(b)
1,938,237 1,938
Principal Government Money Market Fund - Class
R-6 5.27%
(a),(c)
41,180,311 41,181
$ 43,119
TOTAL INVESTMENT COMPANIES $ 46,588
COMMON STOCKS - 95 .95 % Shares Held Value (000's)
Aerospace & Defense - 0 .58%
Curtiss-Wright Corp 21,106 $ 4,196
Hexcel Corp 46,540 2,882
$ 7,078
Agriculture - 0 .32%
Darling Ingredients Inc
(d)
87,877 3,892
Apparel - 2 .07%
Capri Holdings Ltd
(d)
63,951 3,273
Carter's Inc 20,529 1,379
Columbia Sportswear Co 19,262 1,422
Crocs Inc
(d)
33,966 3,034
Deckers Outdoor Corp
(d)
14,400 8,598
PVH Corp 34,557 2,569
Skechers USA Inc
(d)
74,035 3,570
Under Armour Inc - Class A
(d)
103,972 712
Under Armour Inc - Class C
(d)
110,175 708
$ 25,265
Automobile Parts & Equipment - 1 .55%
Adient PLC
(d)
51,603 1,738
Autoliv Inc 41,867 3,837
Fox Factory Holding Corp
(d)
23,345 1,902
Gentex Corp 128,618 3,689
Goodyear Tire & Rubber Co/The
(d)
156,189 1,859
Lear Corp 32,369 4,200
Visteon Corp
(d)
15,537 1,789
$ 19,014
Banks - 4 .70%
Associated Banc-Corp 83,154 1,348
Bank OZK 57,977 2,076
Cadence Bank 100,620 2,131
Columbia Banking System Inc 114,919 2,261
Commerce Bancshares Inc/MO 62,524 2,742
Cullen/Frost Bankers Inc 35,332 3,215
East West Bancorp Inc 77,955 4,180
First Financial Bankshares Inc 70,783 1,702
First Horizon Corp 307,831 3,309
FNB Corp/PA 197,702 2,113
Glacier Bancorp Inc 61,089 1,844
Hancock Whitney Corp 47,454 1,634
Home BancShares Inc/AR 103,804 2,123
International Bancshares Corp 29,401 1,289
Old National Bancorp/IN 161,210 2,209
Pinnacle Financial Partners Inc 42,293 2,637
Prosperity Bancshares Inc 51,640 2,817
SouthState Corp 41,878 2,768
Synovus Financial Corp 80,535 2,100
Texas Capital Bancshares Inc
(d)
26,448 1,456
UMB Financial Corp 24,060 1,509
United Bankshares Inc/WV 74,347 2,114
Valley National Bancorp 234,944 1,828
Webster Financial Corp 95,460 3,625
Wintrust Financial Corp 33,728 2,519
$ 57,549
Beverages - 0 .61%
Boston Beer Co Inc/The
(d)
5,208 1,739
Celsius Holdings Inc
(d)
27,113 4,124
Coca-Cola Consolidated Inc 2,582 1,643
$ 7,506
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology - 1 .09%
Arrowhead Pharmaceuticals Inc
(d)
59,061 $ 1,452
Exelixis Inc
(d)
175,421 3,612
Halozyme Therapeutics Inc
(d)
72,686 2,462
United Therapeutics Corp
(d)
25,860 5,763
$ 13,289
Building Materials - 3 .40%
Builders FirstSource Inc
(d)
68,894 7,476
Eagle Materials Inc 19,523 3,005
Fortune Brands Innovations Inc 69,915 3,901
Knife River Corp
(d)
28,050 1,412
Lennox International Inc 17,611 6,526
Louisiana-Pacific Corp 35,359 1,813
MDU Resources Group Inc 112,200 2,088
Owens Corning 49,498 5,612
Simpson Manufacturing Co Inc 23,513 3,131
Trex Co Inc
(d)
59,816 3,362
UFP Industries Inc 34,088 3,244
$ 41,570
Chemicals - 2 .17%
Ashland Inc 28,232 2,163
Avient Corp 50,183 1,587
Axalta Coating Systems Ltd
(d)
122,153 3,204
Cabot Corp 30,821 2,049
Chemours Co/The 81,587 1,967
NewMarket Corp 3,803 1,834
Olin Corp 69,326 2,961
RPM International Inc 71,106 6,490
Valvoline Inc 76,401 2,267
Westlake Corp 17,589 2,029
$ 26,551
Commercial Services - 3 .65%
Aramark 143,833 3,874
Avis Budget Group Inc
(d)
10,886 1,772
Brink's Co/The 25,581 1,710
Euronet Worldwide Inc
(d)
25,994 1,997
FTI Consulting Inc
(d)
18,750 3,980
Graham Holdings Co 2,030 1,175
Grand Canyon Education Inc
(d)
16,431 1,944
H&R Block Inc 83,906 3,444
Hertz Global Holdings Inc
(d)
73,744 622
Insperity Inc 19,965 2,113
ManpowerGroup Inc 27,319 1,912
Morningstar Inc 14,335 3,630
Paylocity Holding Corp
(d)
23,723 4,256
Progyny Inc
(d)
45,732 1,411
R1 RCM Inc
(d)
108,492 1,279
Service Corp International/US 83,120 4,523
Vestis Corp
(d)
71,916 1,100
WEX Inc
(d)
23,667 3,940
$ 44,682
Computers - 3 .01%
ASGN Inc
(d)
26,668 2,226
CACI International Inc
(d)
12,562 4,080
Crane NXT Co 26,601 1,383
ExlService Holdings Inc
(d)
91,309 2,384
Genpact Ltd 91,910 3,083
KBR Inc 74,337 4,323
Kyndryl Holdings Inc
(d)
126,113 1,845
Lumentum Holdings Inc
(d)
37,853 1,484
Maximus Inc 33,492 2,502
NCR Voyix Corp
(d)
73,752 1,128
Qualys Inc
(d)
20,226 3,094
Science Applications International Corp 29,579 3,231
Super Micro Computer Inc
(d)
25,161 6,025
$ 36,788
Consumer Products - 0 .11%
Helen of Troy Ltd
(d)
13,278 1,305

Schedule of Investments
MidCap S&P 400 Index Fund
October 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Cosmetics & Personal Care - 0 .15%
Coty Inc
(d)
197,346 $ 1,849
Distribution & Wholesale - 0 .78%
Watsco Inc 18,479 6,447
WESCO International Inc 24,353 3,122
$ 9,569
Diversified Financial Services - 2 .75%
Affiliated Managers Group Inc 19,311 2,371
Ally Financial Inc 149,565 3,618
Evercore Inc - Class A 19,207 2,500
Federated Hermes Inc 48,643 1,542
Interactive Brokers Group Inc - A Shares 58,938 4,719
Janus Henderson Group PLC 73,019 1,685
Jefferies Financial Group Inc 97,377 3,134
SEI Investments Co 55,425 2,974
SLM Corp 124,566 1,619
Stifel Financial Corp 57,551 3,280
Voya Financial Inc 58,281 3,891
Western Union Co/The 206,361 2,330
$ 33,663
Electric - 1 .94%
ALLETE Inc 31,625 1,693
Black Hills Corp 36,977 1,788
IDACORP Inc 27,889 2,641
Northwestern Energy Group Inc 33,082 1,588
OGE Energy Corp 110,354 3,774
Ormat Technologies Inc 29,551 1,819
PNM Resources Inc 47,293 1,999
Portland General Electric Co 55,701 2,229
Vistra Corp 190,370 6,229
$ 23,760
Electrical Components & Equipment - 1 .25%
Acuity Brands Inc 17,187 2,784
Belden Inc 23,305 1,652
EnerSys 22,613 1,935
Littelfuse Inc 13,715 2,972
Novanta Inc
(d)
19,730 2,606
Universal Display Corp 24,000 3,340
$ 15,289
Electronics - 2 .84%
Arrow Electronics Inc
(d)
30,670 3,478
Avnet Inc 50,360 2,333
Coherent Corp
(d)
71,701 2,123
Jabil Inc 72,114 8,856
nVent Electric PLC 91,340 4,396
Sensata Technologies Holding PLC 83,980 2,677
TD SYNNEX Corp 28,575 2,620
Vishay Intertechnology Inc 69,945 1,556
Vontier Corp 85,257 2,520
Woodward Inc 33,290 4,151
$ 34,710
Energy - Alternate Sources - 0 .09%
Sunrun Inc
(d)
119,663 1,155
Engineering & Construction - 1 .79%
AECOM 76,437 5,851
EMCOR Group Inc 25,971 5,367
Exponent Inc 28,018 2,053
Fluor Corp
(d)
78,992 2,630
MasTec Inc
(d)
33,305 1,980
TopBuild Corp
(d)
17,498 4,003
$ 21,884
Entertainment - 1 .47%
Churchill Downs Inc 37,538 4,123
Light & Wonder Inc
(d)
50,205 3,671
Marriott Vacations Worldwide Corp 18,688 1,679
Penn Entertainment Inc
(d)
83,218 1,642
TKO Group Holdings Inc 28,866 2,367
Vail Resorts Inc 21,241 4,508
$ 17,990
COMMON STOCKS (continued) Shares Held Value (000’s)
Environmental Control - 0 .88%
Clean Harbors Inc
(d)
27,748 $ 4,264
Stericycle Inc
(d)
50,978 2,102
Tetra Tech Inc 29,338 4,428
$ 10,794
Food - 1 .97%
Flowers Foods Inc 105,954 2,324
Grocery Outlet Holding Corp
(d)
54,422 1,506
Ingredion Inc 36,443 3,410
Lancaster Colony Corp 11,221 1,898
Performance Food Group Co
(d)
86,034 4,969
Pilgrim's Pride Corp
(d)
22,179 565
Post Holdings Inc
(d)
27,997 2,248
Sprouts Farmers Market Inc
(d)
56,203 2,362
US Foods Holding Corp
(d)
125,156 4,874
$ 24,156
Gas - 1 .03%
National Fuel Gas Co 50,591 2,578
New Jersey Resources Corp 53,755 2,181
ONE Gas Inc 30,552 1,845
Southwest Gas Holdings Inc 33,082 1,939
Spire Inc 28,984 1,612
UGI Corp 115,419 2,401
$ 12,556
Hand & Machine Tools - 1 .07%
Lincoln Electric Holdings Inc 31,634 5,530
MSA Safety Inc 20,355 3,214
Regal Rexnord Corp 36,537 4,326
$ 13,070
Healthcare - Products - 3 .28%
Azenta Inc
(d)
33,144 1,506
Bruker Corp 54,213 3,090
Enovis Corp
(d)
27,345 1,255
Envista Holdings Corp
(d)
90,264 2,101
Globus Medical Inc
(d)
64,668 2,956
Haemonetics Corp
(d)
27,942 2,382
ICU Medical Inc
(d)
11,171 1,095
Inari Medical Inc
(d)
28,125 1,708
Integra LifeSciences Holdings Corp
(d)
39,022 1,403
Lantheus Holdings Inc
(d)
37,704 2,436
LivaNova PLC
(d)
29,689 1,456
Masimo Corp
(d)
24,446 1,983
Neogen Corp
(d)
108,424 1,614
Patterson Cos Inc 46,886 1,428
Penumbra Inc
(d)
21,179 4,048
QuidelOrtho Corp
(d)
27,233 1,663
Repligen Corp
(d)
28,571 3,845
Shockwave Medical Inc
(d)
20,249 4,177
$ 40,146
Healthcare - Services - 1 .94%
Acadia Healthcare Co Inc
(d)
50,786 3,733
Amedisys Inc
(d)
17,981 1,645
Chemed Corp 8,307 4,674
Encompass Health Corp 55,226 3,455
HealthEquity Inc
(d)
47,094 3,376
Medpace Holdings Inc
(d)
12,798 3,106
Sotera Health Co
(d)
54,501 690
Tenet Healthcare Corp
(d)
55,945 3,004
$ 23,683
Home Builders - 0 .90%
KB Home 42,817 1,892
Taylor Morrison Home Corp
(d)
60,304 2,311
Thor Industries Inc 29,373 2,583
Toll Brothers Inc 60,244 4,260
$ 11,046

Schedule of Investments
MidCap S&P 400 Index Fund
October 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Home Furnishings - 0 .67%
Dolby Laboratories Inc 32,815 $ 2,656
Leggett & Platt Inc 73,387 1,719
Tempur Sealy International Inc 94,856 3,788
$ 8,163
Housewares - 0 .08%
Scotts Miracle-Gro Co/The 22,897 1,017
Insurance - 5 .17%
American Financial Group Inc/OH 36,473 3,989
Brighthouse Financial Inc
(d)
36,091 1,635
CNO Financial Group Inc 62,259 1,443
Erie Indemnity Co 13,743 3,796
Essent Group Ltd 58,949 2,785
Fidelity National Financial Inc 142,463 5,569
First American Financial Corp 56,800 2,922
Hanover Insurance Group Inc/The 19,700 2,309
Kemper Corp 33,176 1,323
Kinsale Capital Group Inc 12,124 4,048
MGIC Investment Corp 155,552 2,619
Old Republic International Corp 145,854 3,993
Primerica Inc 19,707 3,767
Reinsurance Group of America Inc 36,483 5,453
RenaissanceRe Holdings Ltd 28,201 6,193
RLI Corp 22,108 2,946
Selective Insurance Group Inc 33,372 3,474
Unum Group 101,319 4,955
$ 63,219
Internet - 0 .61%
GoDaddy Inc
(d)
80,889 5,923
Ziff Davis Inc
(d)
25,612 1,549
$ 7,472
Iron & Steel - 1 .62%
Cleveland-Cliffs Inc
(d)
280,273 4,703
Commercial Metals Co 64,347 2,721
Reliance Steel & Aluminum Co 32,265 8,208
United States Steel Corp 122,848 4,163
$ 19,795
Leisure Products & Services - 1 .04%
Brunswick Corp/DE 38,479 2,673
Harley-Davidson Inc 71,041 1,908
Planet Fitness Inc
(d)
46,592 2,575
Polaris Inc 29,361 2,537
Topgolf Callaway Brands Corp
(d)
78,742 962
YETI Holdings Inc
(d)
47,791 2,032
$ 12,687
Lodging - 1 .02%
Boyd Gaming Corp 39,125 2,162
Choice Hotels International Inc 13,879 1,533
Hilton Grand Vacations Inc
(d)
40,019 1,439
Hyatt Hotels Corp 25,331 2,595
Travel + Leisure Co 40,731 1,386
Wyndham Hotels & Resorts Inc 46,425 3,361
$ 12,476
Machinery - Construction & Mining - 0 .70%
BWX Technologies Inc 50,397 3,743
Oshkosh Corp 35,981 3,157
Terex Corp 37,136 1,701
$ 8,601
Machinery - Diversified - 2 .84%
AGCO Corp 34,245 3,927
Chart Industries Inc
(d)
23,127 2,688
Cognex Corp 94,930 3,416
Crane Co 26,902 2,618
Esab Corp 31,208 1,975
Flowserve Corp 72,292 2,655
Graco Inc 93,113 6,923
Middleby Corp/The
(d)
29,535 3,334
Toro Co/The 57,251 4,628
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Watts Water Technologies Inc 15,087 $ 2,610
$ 34,774
Media - 0 .75%
Cable One Inc 2,509 1,380
New York Times Co/The 90,118 3,633
Nexstar Media Group Inc 18,364 2,572
TEGNA Inc 111,034 1,611
$ 9,196
Metal Fabrication & Hardware - 1 .10%
Advanced Drainage Systems Inc 38,154 4,076
RBC Bearings Inc
(d)
16,009 3,520
Timken Co/The 36,012 2,489
Valmont Industries Inc 11,578 2,280
Worthington Industries Inc 16,786 1,034
$ 13,399
Mining - 0 .62%
Alcoa Corp 98,322 2,521
MP Materials Corp
(d)
79,281 1,300
Royal Gold Inc 36,195 3,776
$ 7,597
Miscellaneous Manufacturers - 1 .23%
Carlisle Cos Inc 27,505 6,988
Donaldson Co Inc 66,803 3,852
ITT Inc 45,236 4,223
$ 15,063
Oil & Gas - 4 .80%
Antero Resources Corp
(d)
155,574 4,580
Chesapeake Energy Corp 61,985 5,336
Chord Energy Corp 22,883 3,783
Civitas Resources Inc 46,957 3,542
CNX Resources Corp
(d)
88,964 1,932
HF Sinclair Corp 80,138 4,438
Matador Resources Co 61,053 3,766
Murphy Oil Corp 81,737 3,668
Ovintiv Inc 139,781 6,709
PBF Energy Inc 60,608 2,881
Permian Resources Corp 202,324 2,948
Range Resources Corp 132,980 4,766
Southwestern Energy Co
(d)
606,881 4,327
Valaris Ltd
(d)
35,058 2,315
Weatherford International PLC
(d)
39,710 3,697
$ 58,688
Oil & Gas Services - 0 .63%
ChampionX Corp 108,313 3,336
NOV Inc 216,962 4,331
$ 7,667
Packaging & Containers - 1 .84%
AptarGroup Inc 36,166 4,422
Berry Global Group Inc 65,071 3,579
Crown Holdings Inc 66,476 5,358
Graphic Packaging Holding Co 169,267 3,641
Greif Inc - Class A 14,035 891
Silgan Holdings Inc 46,040 1,845
Sonoco Products Co 53,973 2,796
$ 22,532
Pharmaceuticals - 1 .50%
BellRing Brands Inc
(d)
72,424 3,167
Jazz Pharmaceuticals PLC
(d)
34,787 4,419
Neurocrine Biosciences Inc
(d)
53,805 5,969
Option Care Health Inc
(d)
99,107 2,748
Perrigo Co PLC 74,601 2,062
$ 18,365
Pipelines - 0 .60%
Antero Midstream Corp 187,648 2,316
DT Midstream Inc 53,392 2,882
Equitrans Midstream Corp 238,717 2,117
$ 7,315

Schedule of Investments
MidCap S&P 400 Index Fund
October 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate - 0 .27%
Jones Lang LaSalle Inc
(d)
26,273 $ 3,361
REITs - 7 .37%
Agree Realty Corp 53,041 2,967
Annaly Capital Management Inc 272,132 4,248
Apartment Income REIT Corp 82,219 2,402
Brixmor Property Group Inc 165,620 3,443
COPT Defense Properties 62,004 1,414
Cousins Properties Inc 83,624 1,494
CubeSmart 123,866 4,223
EastGroup Properties Inc 25,015 4,084
EPR Properties 41,503 1,772
Equity LifeStyle Properties Inc 102,633 6,753
First Industrial Realty Trust Inc 72,870 3,082
Gaming and Leisure Properties Inc 144,708 6,568
Healthcare Realty Trust Inc 209,845 3,011
Independence Realty Trust Inc 123,648 1,532
Kilroy Realty Corp 58,751 1,679
Kite Realty Group Trust 120,870 2,577
Lamar Advertising Co 48,234 3,968
Medical Properties Trust Inc 329,704 1,576
National Storage Affiliates Trust 45,726 1,304
NNN REIT Inc 100,505 3,651
Omega Healthcare Investors Inc 134,918 4,466
Park Hotels & Resorts Inc 118,864 1,371
Physicians Realty Trust 131,383 1,427
PotlatchDeltic Corp 44,030 1,887
Rayonier Inc 75,158 1,897
Rexford Industrial Realty Inc 113,746 4,918
Sabra Health Care REIT Inc 127,397 1,738
Spirit Realty Capital Inc 77,871 2,803
STAG Industrial Inc 98,991 3,288
Starwood Property Trust Inc 163,717 2,906
Vornado Realty Trust 88,188 1,693
$ 90,142
Retail - 5 .29%
AutoNation Inc
(d)
14,805 1,926
BJ's Wholesale Club Holdings Inc
(d)
74,036 5,043
Casey's General Stores Inc 20,602 5,602
Dick's Sporting Goods Inc 34,526 3,693
FirstCash Holdings Inc 20,380 2,220
Five Below Inc
(d)
30,671 5,336
Floor & Decor Holdings Inc
(d)
58,480 4,819
GameStop Corp
(d),(e)
147,760 2,035
Gap Inc/The 117,619 1,506
Lithia Motors Inc 15,186 3,678
Macy's Inc 150,158 1,829
MSC Industrial Direct Co Inc 26,116 2,474
Murphy USA Inc 10,756 3,901
Nordstrom Inc 53,388 746
Ollie's Bargain Outlet Holdings Inc
(d)
34,049 2,630
Penske Automotive Group Inc 10,753 1,539
RH
(d)
8,513 1,855
Texas Roadhouse Inc 36,778 3,734
Wendy's Co/The 93,404 1,777
Williams-Sonoma Inc 35,386 5,316
Wingstop Inc 16,518 3,019
$ 64,678
Savings & Loans - 0 .31%
New York Community Bancorp Inc 398,068 3,774
Semiconductors - 2 .06%
Allegro MicroSystems Inc
(d)
39,217 1,018
Amkor Technology Inc 56,865 1,186
Cirrus Logic Inc
(d)
30,145 2,018
IPG Photonics Corp
(d)
16,442 1,412
Lattice Semiconductor Corp
(d)
75,947 4,223
MACOM Technology Solutions Holdings Inc
(d)
29,725 2,097
MKS Instruments Inc 34,629 2,274
Onto Innovation Inc
(d)
27,153 3,051
Power Integrations Inc 31,624 2,193
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Silicon Laboratories Inc
(d)
17,557 $ 1,618
Synaptics Inc
(d)
21,777 1,822
Wolfspeed Inc
(d)
68,584 2,321
$ 25,233
Software - 2 .62%
ACI Worldwide Inc
(d)
59,833 1,219
Aspen Technology Inc
(d)
15,629 2,778
Blackbaud Inc
(d)
23,739 1,553
CommVault Systems Inc
(d)
24,175 1,580
Concentrix Corp 23,806 1,814
Doximity Inc
(d)
69,154 1,413
Dropbox Inc - A Shares
(d)
142,083 3,737
Dynatrace Inc
(d)
130,892 5,852
Envestnet Inc
(d)
27,344 1,012
Manhattan Associates Inc
(d)
33,980 6,625
Teradata Corp
(d)
55,043 2,351
ZoomInfo Technologies Inc
(d)
168,111 2,179
$ 32,113
Telecommunications - 0 .76%
Calix Inc
(d)
32,522 1,077
Ciena Corp
(d)
82,371 3,476
Frontier Communications Parent Inc
(d)
121,867 2,184
Iridium Communications Inc 68,901 2,553
$ 9,290
Toys, Games & Hobbies - 0 .30%
Mattel Inc
(d)
195,122 3,723
Transportation - 2 .22%
GXO Logistics Inc
(d)
65,532 3,310
Kirby Corp
(d)
32,784 2,449
Knight-Swift Transportation Holdings Inc 88,871 4,345
Landstar System Inc 19,806 3,264
Ryder System Inc 25,085 2,447
Saia Inc
(d)
14,620 5,241
Werner Enterprises Inc 34,926 1,268
XPO Inc
(d)
63,896 4,844
$ 27,168
Trucking & Leasing - 0 .17%
GATX Corp 19,505 2,040
Water - 0 .37%
Essential Utilities Inc 134,079 4,486
TOTAL COMMON STOCKS $ 1,173,843
Total Investments $ 1,220,431
Other Assets and Liabilities -  0.24% 2,981
TOTAL NET ASSETS - 100.00% $ 1,223,412
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,938 or
0.16% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $2,014 or 0.16% of net assets.

Schedule of Investments
MidCap S&P 400 Index Fund
October 31, 2023
See accompanying notes.

Portfolio Summary
Sector Percent
Industrial 21 .91%
Financial 20 .57%
Consumer, Cyclical 15 .17%
Consumer, Non-cyclical 14 .62%
Technology 7 .69%
Energy 6 .12%
Basic Materials 4 .41%
Money Market Funds 3 .53%
Utilities 3 .34%
Communications 2 .12%
Exchange-Traded Funds 0 .28%
Other Assets and Liabilities
0 .24%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales October 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.27% $ — $ 286,693 $ 245,512 $ 41,181
Principal Government Money Market Fund - Institutional Class 5.22% 36,160 50,734 86,894 —
$ 36,160 $ 337,427 $ 332,406 $ 41,181
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.27% $ 1,132 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.22% 110 — — —
$ 1,242 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; December 2023 Long 179 $ 42,514 $ (1,762)
Total $ (1,762)
Amounts in thousands except contracts.

Schedule of Investments
MidCap Value Fund I
October 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 3 .00 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .90%
iShares Russell Mid-Cap Value ETF 312,400 $ 30,962
Money Market Funds - 2 .10%
BlackRock Liquidity FedFund - Institutional Class
5.24%
(a),(b)
1,584,388 1,584
Principal Government Money Market Fund - Class
R-6 5.27%
(a),(c)
70,147,262 70,147
$ 71,731
TOTAL INVESTMENT COMPANIES $ 102,693
COMMON STOCKS - 97 .15 % Shares Held Value (000's)
Advertising - 0 .04%
Interpublic Group of Cos Inc/The 21,708 $ 617
Omnicom Group Inc 11,109 832
$ 1,449
Aerospace & Defense - 0 .25%
Curtiss-Wright Corp 25,574 5,084
HEICO Corp 269 43
HEICO Corp - Class A 446 57
Hexcel Corp 4,741 293
Howmet Aerospace Inc 21,358 942
Mercury Systems Inc
(d)
2,975 107
Spirit AeroSystems Holdings Inc
(d)
5,623 127
TransDigm Group Inc
(d)
2,448 2,027
$ 8,680
Agriculture - 0 .04%
Bunge Global SA 8,406 891
Darling Ingredients Inc
(d)
8,919 395
$ 1,286
Airlines - 0 .79%
Alaska Air Group Inc
(d)
771,054 24,388
American Airlines Group Inc
(d)
23,004 257
Delta Air Lines Inc 34,301 1,072
Southwest Airlines Co 33,478 744
United Airlines Holdings Inc
(d)
18,394 644
$ 27,105
Apparel - 1 .45%
Capri Holdings Ltd
(d)
6,416 328
Carter's Inc 2,067 139
Columbia Sportswear Co 2,007 148
PVH Corp 3,508 261
Ralph Lauren Corp 257,041 28,925
Skechers USA Inc
(d)
6,950 335
Tapestry Inc 691,310 19,053
Under Armour Inc - Class A
(d)
11,601 79
Under Armour Inc - Class C
(d)
12,110 78
VF Corp 19,679 290
$ 49,636
Automobile Manufacturers - 0 .39%
Cummins Inc 7,985 1,727
Lucid Group Inc
(d),(e)
41,951 173
PACCAR Inc 130,346 10,757
Rivian Automotive Inc
(d)
37,264 605
$ 13,262
Automobile Parts & Equipment - 2 .35%
Allison Transmission Holdings Inc 316,622 15,964
Aptiv PLC
(d)
355,241 30,977
BorgWarner Inc 880,931 32,507
Gentex Corp 13,189 378
Lear Corp 3,304 429
Phinia Inc 2,644 68
QuantumScape Corp
(d),(e)
17,604 92
$ 80,415
Banks - 2 .72%
Bank of New York Mellon Corp/The 857,151 36,429
Bank OZK 6,063 217
BOK Financial Corp 1,701 111
Citizens Financial Group Inc 26,620 624
Columbia Banking System Inc 11,701 230
Comerica Inc 7,404 292
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Commerce Bancshares Inc/MO 6,429 $ 282
Cullen/Frost Bankers Inc 3,329 303
East West Bancorp Inc 7,904 424
Fifth Third Bancorp 38,230 906
First Citizens BancShares Inc/NC 538 743
First Hawaiian Inc 7,156 128
First Horizon Corp 31,239 336
FNB Corp/PA 20,129 215
Huntington Bancshares Inc/OH 1,631,012 15,739
KeyCorp 52,468 536
M&T Bank Corp 9,314 1,050
Northern Trust Corp 11,536 760
NU Holdings Ltd/Cayman Islands
(d)
40,926 336
Pinnacle Financial Partners Inc 4,231 264
Popular Inc 3,956 257
Prosperity Bancshares Inc 540,500 29,479
Regions Financial Corp 52,640 765
State Street Corp 17,886 1,156
Synovus Financial Corp 8,136 212
Webster Financial Corp 9,770 371
Western Alliance Bancorp 6,081 250
Wintrust Financial Corp 3,421 256
Zions Bancorp NA 8,186 253
$ 92,924
Beverages - 0 .13%
Boston Beer Co Inc/The
(d)
11,114 3,712
Brown-Forman Corp - A Shares
(e)
614 35
Brown-Forman Corp - B Shares 2,274 128
Molson Coors Beverage Co 9,840 568
$ 4,443
Biotechnology - 1 .31%
Alnylam Pharmaceuticals Inc
(d)
1,368 208
Biogen Inc
(d)
8,113 1,927
BioMarin Pharmaceutical Inc
(d)
9,293 757
Bio-Rad Laboratories Inc
(d)
1,180 325
Certara Inc
(d)
4,317 52
Corteva Inc 40,188 1,935
Exelixis Inc
(d)
204,320 4,207
Illumina Inc
(d)
6,248 684
Incyte Corp
(d)
254,918 13,747
Ionis Pharmaceuticals Inc
(d)
1,119 49
Karuna Therapeutics Inc
(d)
228 38
Maravai LifeSciences Holdings Inc
(d)
2,584 18
Mirati Therapeutics Inc
(d)
2,735 152
Roivant Sciences Ltd
(d)
767 7
Royalty Pharma PLC 310,660 8,348
United Therapeutics Corp
(d)
55,086 12,276
$ 44,730
Building Materials - 1 .70%
Armstrong World Industries Inc 1,778 135
AZEK Co Inc/The
(d)
7,406 194
Builders FirstSource Inc
(d)
7,168 778
Carrier Global Corp 488,849 23,299
Eagle Materials Inc 88,460 13,615
Fortune Brands Innovations Inc 7,112 397
Hayward Holdings Inc
(d)
7,941 83
Lennox International Inc 1,798 666
Louisiana-Pacific Corp 3,615 185
Martin Marietta Materials Inc 3,467 1,418
Masco Corp 12,659 659
MDU Resources Group Inc 11,371 212
Mohawk Industries Inc
(d)
2,973 239
Owens Corning 118,053 13,384
Trane Technologies PLC 9,039 1,720
Vulcan Materials Co 5,817 1,143
$ 58,127

Schedule of Investments
MidCap Value Fund I
October 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals - 2 .25%
Albemarle Corp 6,590 $ 835
Ashland Inc 2,661 204
Axalta Coating Systems Ltd
(d)
11,118 292
Celanese Corp 5,561 637
CF Industries Holdings Inc 11,004 878
Chemours Co/The 8,363 202
DuPont de Nemours Inc 25,863 1,885
Eastman Chemical Co 6,672 499
Element Solutions Inc 12,562 229
FMC Corp 5,978 318
Huntsman Corp 9,500 222
International Flavors & Fragrances Inc 14,380 983
LyondellBasell Industries NV 14,569 1,315
Mosaic Co/The 18,632 605
NewMarket Corp 347 167
Olin Corp 7,265 310
PPG Industries Inc 9,899 1,215
RPM International Inc 330,790 30,191
Valvoline Inc 6,859 203
Westlake Corp 309,519 35,706
$ 76,896
Commercial Services - 4 .47%
ADT Inc 12,868 73
Affirm Holdings Inc
(d)
12,243 216
Aramark 13,181 355
Avis Budget Group Inc
(d)
752 122
Block Inc
(d)
19,177 772
Bright Horizons Family Solutions Inc
(d)
2,826 209
Cintas Corp 532 270
Clarivate PLC
(d)
26,497 169
CoStar Group Inc
(d)
12,978 953
Driven Brands Holdings Inc
(d)
3,629 41
Dun & Bradstreet Holdings Inc 15,463 136
Equifax Inc 2,112 358
Euronet Worldwide Inc
(d)
1,421 109
FleetCor Technologies Inc
(d)
285 64
FTI Consulting Inc
(d)
186,522 39,591
Global Payments Inc 347,034 36,862
Grand Canyon Education Inc
(d)
134,749 15,945
H&R Block Inc 341,270 14,009
Hertz Global Holdings Inc
(d)
8,067 68
ManpowerGroup Inc 357,832 25,037
Mister Car Wash Inc
(d)
4,182 22
Quanta Services Inc 5,963 997
R1 RCM Inc
(d)
9,170 108
RB Global Inc 2,397 157
Robert Half Inc 5,916 442
Service Corp International/US 5,246 286
TransUnion 302,870 13,290
U-Haul Holding Co
(d)
309 15
U-Haul Holding Co 3,467 164
United Rentals Inc 3,066 1,246
Vestis Corp
(d)
7,024 107
WEX Inc
(d)
1,299 216
WillScot Mobile Mini Holdings Corp
(d)
8,278 326
$ 152,735
Computers - 5 .06%
Amdocs Ltd 56,152 4,501
CACI International Inc
(d)
1,267 411
Cognizant Technology Solutions Corp 28,614 1,845
Crane NXT Co 2,705 141
DXC Technology Co
(d)
11,810 238
Genpact Ltd 927,575 31,111
Hewlett Packard Enterprise Co 1,573,053 24,193
HP Inc 38,739 1,020
KBR Inc 4,837 281
Kyndryl Holdings Inc
(d)
12,755 187
Leidos Holdings Inc 434,983 43,116
Lumentum Holdings Inc
(d)
3,843 151
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Maximus Inc 401,600 $ 30,008
NCR Atleos Corp
(d)
3,582 79
NCR Voyix Corp
(d)
7,164 109
NetApp Inc 7,130 519
Pure Storage Inc
(d)
3,679 124
Science Applications International Corp 3,021 330
Western Digital Corp
(d)
863,090 34,653
$ 173,017
Consumer Products - 1 .38%
Avery Dennison Corp 225,248 39,209
Church & Dwight Co Inc 85,708 7,794
Reynolds Consumer Products Inc 3,343 85
Spectrum Brands Holdings Inc 2,256 170
$ 47,258
Cosmetics & Personal Care - 0 .01%
Coty Inc
(d)
20,283 190
Olaplex Holdings Inc
(d)
7,281 10
$ 200
Distribution & Wholesale - 0 .37%
Core & Main Inc
(d)
298,251 8,971
Fastenal Co 8,067 471
Ferguson PLC 10,991 1,651
LKQ Corp 14,999 659
SiteOne Landscape Supply Inc
(d)
1,692 233
Watsco Inc 1,399 488
WESCO International Inc 2,487 319
$ 12,792
Diversified Financial Services - 1 .91%
Affiliated Managers Group Inc 2,004 246
Air Lease Corp 5,820 202
Ally Financial Inc 15,231 368
Blue Owl Capital Inc
(e)
21,407 264
Cboe Global Markets Inc 58,676 9,616
Coinbase Global Inc
(d)
9,381 723
Credit Acceptance Corp
(d)
362 146
Discover Financial Services 14,024 1,151
Evercore Inc - Class A 2,001 261
Franklin Resources Inc 16,023 365
Houlihan Lokey Inc 2,586 260
Interactive Brokers Group Inc - A Shares 5,675 454
Invesco Ltd 20,406 265
Janus Henderson Group PLC 7,531 174
Jefferies Financial Group Inc 10,683 344
Lazard Ltd 6,156 171
Nasdaq Inc 19,235 954
OneMain Holdings Inc 6,311 227
Raymond James Financial Inc 10,634 1,015
Rocket Cos Inc
(d)
4,555 34
SEI Investments Co 5,724 307
SLM Corp 8,161 106
SoFi Technologies Inc
(d)
51,648 390
Stifel Financial Corp 5,775 329
Synchrony Financial 23,401 656
T Rowe Price Group Inc 302,021 27,333
TPG Inc 2,579 71
Tradeweb Markets Inc 158,417 14,259
UWM Holdings Corp 3,328 16
Virtu Financial Inc 5,349 99
Voya Financial Inc 5,513 368
Western Union Co/The 344,394 3,888
XP Inc 17,145 343
$ 65,405
Electric - 3 .13%
AES Corp/The 14,628 218
Alliant Energy Corp 892,146 43,528
Ameren Corp 14,749 1,117
Avangrid Inc 4,263 127
Brookfield Renewable Corp 7,481 170
CenterPoint Energy Inc 35,544 955

Schedule of Investments
MidCap Value Fund I
October 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Clearway Energy Inc - Class A 1,962 $ 40
Clearway Energy Inc - Class C 4,912 107
CMS Energy Corp 16,379 890
Consolidated Edison Inc 19,545 1,716
Constellation Energy Corp 18,456 2,084
DTE Energy Co 11,601 1,118
Edison International 21,291 1,343
Entergy Corp 11,920 1,139
Evergy Inc 12,537 616
Eversource Energy 19,633 1,056
FirstEnergy Corp 30,673 1,092
Hawaiian Electric Industries Inc 6,212 81
IDACORP Inc 2,839 269
NRG Energy Inc 13,051 553
OGE Energy Corp 11,252 385
PG&E Corp
(d)
112,288 1,830
Pinnacle West Capital Corp 6,371 472
PPL Corp 41,572 1,021
Public Service Enterprise Group Inc 28,013 1,727
Vistra Corp 14,689 481
WEC Energy Group Inc 17,774 1,447
Xcel Energy Inc 701,039 41,551
$ 107,133
Electrical Components & Equipment - 0 .09%
Acuity Brands Inc 1,751 284
AMETEK Inc 12,954 1,824
Generac Holdings Inc
(d)
3,418 287
Littelfuse Inc 1,359 294
Universal Display Corp 1,436 200
$ 2,889
Electronics - 3 .81%
Allegion plc 401 39
Amphenol Corp 462,322 37,240
Arrow Electronics Inc
(d)
3,222 365
Avnet Inc 363,460 16,839
Coherent Corp
(d)
6,702 198
Flex Ltd
(d)
1,430,000 36,780
Fortive Corp 19,919 1,300
Garmin Ltd 8,650 887
Hubbell Inc 87,576 23,654
Jabil Inc 22,016 2,704
Keysight Technologies Inc
(d)
7,431 907
nVent Electric PLC 9,259 446
Sensata Technologies Holding PLC 8,488 271
TD SYNNEX Corp 2,634 242
Trimble Inc
(d)
13,874 654
Vontier Corp 5,794 171
Woodward Inc 59,376 7,404
$ 130,101
Energy - Alternate Sources - 0 .03%
First Solar Inc
(d)
5,993 854
Plug Power Inc
(d),(e)
29,248 172
Sunrun Inc
(d)
12,659 122
$ 1,148
Engineering & Construction - 0 .49%
AECOM 7,367 564
EMCOR Group Inc 70,950 14,662
Jacobs Solutions Inc 7,084 944
MasTec Inc
(d)
3,495 208
TopBuild Corp
(d)
1,663 380
$ 16,758
Entertainment - 0 .98%
AMC Entertainment Holdings Inc
(d)
3,285 35
Caesars Entertainment Inc
(d)
6,839 273
Liberty Media Corp-Liberty Live - A Shares
(d)
1,189 37
Liberty Media Corp-Liberty Live - C Shares
(d)
2,796 89
Live Nation Entertainment Inc
(d)
356,003 28,487
Madison Square Garden Sports Corp
(d)
22,004 3,700
Marriott Vacations Worldwide Corp 2,052 185
COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment (continued)
Penn Entertainment Inc
(d)
8,625 $ 170
Vail Resorts Inc 1,932 410
$ 33,386
Environmental Control - 1 .30%
Clean Harbors Inc
(d)
2,840 436
Pentair PLC 9,235 537
Republic Services Inc 288,752 42,877
Stericycle Inc
(d)
5,180 214
Tetra Tech Inc 2,439 368
$ 44,432
Food - 2 .93%
Albertsons Cos Inc 21,432 465
Campbell Soup Co 10,768 435
Conagra Brands Inc 26,787 733
Flowers Foods Inc 10,575 232
Grocery Outlet Holding Corp
(d)
133,139 3,684
Hershey Co/The 29,013 5,436
Hormel Foods Corp 16,297 530
Ingredion Inc 3,709 347
J M Smucker Co/The 5,547 632
Kellanova 14,629 738
Kroger Co/The 183,949 8,346
Lamb Weston Holdings Inc 459 41
McCormick & Co Inc/MD 14,150 904
Performance Food Group Co
(d)
4,568 264
Pilgrim's Pride Corp
(d)
2,324 59
Post Holdings Inc
(d)
43,207 3,468
Seaboard Corp 1,329 4,661
Sysco Corp 457,300 30,406
Tyson Foods Inc 454,046 21,045
US Foods Holding Corp
(d)
453,455 17,658
WK Kellogg Co 3,897 39
$ 100,123
Forest Products & Paper - 0 .02%
International Paper Co 19,501 658
Gas - 0 .06%
Atmos Energy Corp 8,114 873
National Fuel Gas Co 4,947 252
NiSource Inc 23,278 586
UGI Corp 11,759 245
$ 1,956
Hand & Machine Tools - 0 .64%
Lincoln Electric Holdings Inc 90,219 15,770
MSA Safety Inc 1,719 271
Regal Rexnord Corp 3,721 441
Snap-on Inc 18,514 4,776
Stanley Black & Decker Inc 8,618 733
$ 21,991
Healthcare - Products - 4 .25%
Agilent Technologies Inc 227,106 23,476
Align Technology Inc
(d)
10,505 1,939
Avantor Inc
(d)
37,994 662
Azenta Inc
(d)
3,606 164
Baxter International Inc 28,470 923
Bio-Techne Corp 538 29
Cooper Cos Inc/The 102,734 32,027
DENTSPLY SIRONA Inc 124,874 3,798
Enovis Corp
(d)
2,948 135
Envista Holdings Corp
(d)
9,213 214
Exact Sciences Corp
(d)
6,562 404
Globus Medical Inc
(d)
260,203 11,894
Hologic Inc
(d)
485,681 32,137
ICU Medical Inc
(d)
1,133 111
Integra LifeSciences Holdings Corp
(d)
4,017 145
QIAGEN NV
(d)
12,801 479
QuidelOrtho Corp
(d)
2,996 183
Repligen Corp
(d)
1,739 234
Revvity Inc 7,108 589

Schedule of Investments
MidCap Value Fund I
October 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
STERIS PLC 5,584 $ 1,173
Tandem Diabetes Care Inc
(d)
3,157 55
Teleflex Inc 2,643 488
Zimmer Biomet Holdings Inc 325,825 34,020
$ 145,279
Healthcare - Services - 2 .29%
Acadia Healthcare Co Inc
(d)
5,046 371
agilon health Inc
(d)
1,666 30
Amedisys Inc
(d)
1,800 165
Catalent Inc
(d)
10,121 348
Charles River Laboratories International Inc
(d)
2,854 480
Chemed Corp 235 132
Encompass Health Corp 5,178 324
Fortrea Holdings Inc
(d)
4,979 141
Ginkgo Bioworks Holdings Inc
(d),(e)
78,595 108
ICON PLC
(d)
87,901 21,444
IQVIA Holdings Inc
(d)
753 136
Laboratory Corp of America Holdings 4,981 995
Molina Healthcare Inc
(d)
27,505 9,158
Quest Diagnostics Inc 335,304 43,623
Sotera Health Co
(d)
1,638 21
Teladoc Health Inc
(d)
9,143 151
Tenet Healthcare Corp
(d)
5,680 305
Universal Health Services Inc 3,406 429
$ 78,361
Home Builders - 1 .18%
DR Horton Inc 63,720 6,652
Lennar Corp - A Shares 14,007 1,494
Lennar Corp - B Shares 779 77
NVR Inc
(d)
151 817
PulteGroup Inc 201,871 14,856
Thor Industries Inc 2,880 253
Toll Brothers Inc 226,568 16,021
$ 40,170
Home Furnishings - 0 .03%
Dolby Laboratories Inc 3,328 269
Leggett & Platt Inc 7,454 175
Tempur Sealy International Inc 7,483 299
Whirlpool Corp 3,008 314
$ 1,057
Housewares - 0 .00%
Newell Brands Inc 21,417 144
Insurance - 9 .77%
Aflac Inc 84,754 6,620
Allstate Corp/The 14,774 1,893
American Financial Group Inc/OH 341,185 37,312
Arch Capital Group Ltd
(d)
211,588 18,341
Arthur J Gallagher & Co 11,237 2,646
Assurant Inc 47,727 7,107
Assured Guaranty Ltd 3,195 199
Axis Capital Holdings Ltd 238,095 13,596
Brighthouse Financial Inc
(d)
3,365 152
Brown & Brown Inc 8,142 565
Cincinnati Financial Corp 44,538 4,438
CNA Financial Corp 1,475 60
Corebridge Financial Inc 8,300 166
Everest Group Ltd 113,970 45,089
Fidelity National Financial Inc 14,605 571
First American Financial Corp 69,544 3,577
Globe Life Inc 4,934 574
Hanover Insurance Group Inc/The 1,994 234
Hartford Financial Services Group Inc/The 495,151 36,369
Kemper Corp 3,385 135
Lincoln National Corp 8,623 188
Loews Corp 10,389 665
Markel Group Inc
(d)
4,900 7,206
MGIC Investment Corp 931,291 15,683
Old Republic International Corp 1,588,386 43,490
Primerica Inc 23,773 4,544
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Progressive Corp/The 150,000 $ 23,713
Prudential Financial Inc 20,676 1,891
Reinsurance Group of America Inc 29,891 4,468
RenaissanceRe Holdings Ltd 20,734 4,553
RLI Corp 7,499 999
Unum Group 11,060 541
W R Berkley Corp 666,731 44,951
White Mountains Insurance Group Ltd 134 192
Willis Towers Watson PLC 5,161 1,217
$ 333,945
Internet - 0 .27%
CDW Corp/DE 471 95
DoorDash Inc - Class A
(d)
3,681 276
eBay Inc 28,236 1,108
Etsy Inc
(d)
3,028 189
Expedia Group Inc
(d)
2,161 206
F5 Inc
(d)
3,392 514
Gen Digital Inc 26,324 439
GoDaddy Inc
(d)
3,417 250
IAC Inc
(d)
4,160 177
Match Group Inc
(d)
1,562 54
Okta Inc
(d)
53,932 3,635
Robinhood Markets Inc
(d)
37,378 342
Roku Inc
(d)
6,072 362
TripAdvisor Inc
(d)
6,661 98
VeriSign Inc
(d)
4,825 963
Wayfair Inc
(d)
3,004 128
Zillow Group Inc - A Shares
(d)
3,102 110
Zillow Group Inc - C Shares
(d)
8,694 315
$ 9,261
Iron & Steel - 0 .39%
Cleveland-Cliffs Inc
(d)
28,611 480
Nucor Corp 14,179 2,095
Reliance Steel & Aluminum Co 36,289 9,232
Steel Dynamics Inc 9,044 963
United States Steel Corp 12,441 422
$ 13,192
Leisure Products & Services - 0 .26%
Brunswick Corp/DE 3,668 255
Carnival Corp
(d)
55,977 641
Harley-Davidson Inc 112,478 3,020
Norwegian Cruise Line Holdings Ltd
(d)
18,061 246
Planet Fitness Inc
(d)
2,674 148
Polaris Inc 2,762 239
Royal Caribbean Cruises Ltd
(d)
49,971 4,233
$ 8,782
Lodging - 1 .14%
Boyd Gaming Corp 4,132 228
Hilton Worldwide Holdings Inc 244,810 37,097
Hyatt Hotels Corp 2,573 263
MGM Resorts International 16,445 574
Travel + Leisure Co 2,298 78
Wyndham Hotels & Resorts Inc 4,391 318
Wynn Resorts Ltd 5,489 482
$ 39,040
Machinery - Construction & Mining - 0 .29%
BWX Technologies Inc 4,255 316
Oshkosh Corp 100,772 8,841
Vertiv Holdings Co 17,866 701
$ 9,858
Machinery - Diversified - 4 .23%
AGCO Corp 284,517 32,622
CNH Industrial NV 55,038 604
Cognex Corp 9,720 350
Crane Co 2,697 263
Dover Corp 7,854 1,021
Esab Corp 115,687 7,323
Flowserve Corp 7,361 270

Schedule of Investments
MidCap Value Fund I
October 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Gates Industrial Corp PLC
(d)
5,940 $ 65
Graco Inc 5,554 413
IDEX Corp 3,908 748
Ingersoll Rand Inc 22,796 1,383
Middleby Corp/The
(d)
274,592 30,993
Nordson Corp 3,216 684
Otis Worldwide Corp 200,521 15,482
Toro Co/The 306,700 24,794
Westinghouse Air Brake Technologies Corp 10,040 1,064
Xylem Inc/NY 284,347 26,598
$ 144,677
Media - 0 .52%
Cable One Inc 289 159
DISH Network Corp
(d)
14,829 73
Fox Corp - A Shares 14,898 453
Fox Corp - B Shares 7,559 211
Liberty Broadband Corp - A Shares
(d)
739 62
Liberty Broadband Corp - C Shares
(d)
5,194 433
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
55,242 3,179
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
10,956 709
Liberty Media Corp-Liberty SiriusXM - A Shares
(d)
4,454 109
Liberty Media Corp-Liberty SiriusXM - C Shares
(d)
8,640 212
New York Times Co/The 239,556 9,656
News Corp - A Shares 21,434 443
News Corp - B Shares
(e)
6,550 140
Nexstar Media Group Inc 1,263 177
Paramount Global - Class A
(e)
668 9
Paramount Global - Class B 32,479 353
Sirius XM Holdings Inc
(e)
36,282 155
Warner Bros Discovery Inc
(d)
124,120 1,234
$ 17,767
Metal Fabrication & Hardware - 0 .02%
RBC Bearings Inc
(d)
1,587 349
Timken Co/The 3,514 243
Valmont Industries Inc 1,085 213
$ 805
Mining - 1 .13%
Alcoa Corp 10,004 257
Franco-Nevada Corp 277,000 33,669
MP Materials Corp
(d)
6,237 102
Royal Gold Inc 3,688 385
SSR Mining Inc 313,166 4,347
$ 38,760
Miscellaneous Manufacturers - 2 .08%
A O Smith Corp 87,285 6,089
Carlisle Cos Inc 2,786 708
Donaldson Co Inc 3,985 230
ITT Inc 4,648 434
Parker-Hannifin Corp 48,183 17,775
Teledyne Technologies Inc
(d)
2,620 981
Textron Inc 588,114 44,697
$ 70,914
Office & Business Equipment - 0 .26%
Zebra Technologies Corp
(d)
42,359 8,871
Oil & Gas - 4 .31%
Antero Resources Corp
(d)
15,915 469
APA Corp 2,118 84
Chesapeake Energy Corp 7,141 615
Coterra Energy Inc 1,590,967 43,752
Devon Energy Corp 764,103 35,584
Diamondback Energy Inc 10,200 1,635
EQT Corp 20,299 860
Hess Corp 206,516 29,821
HF Sinclair Corp 249,402 13,812
Marathon Oil Corp 35,001 956
Ovintiv Inc 8,031 385
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Phillips 66 131,685 $ 15,021
Range Resources Corp 13,175 472
Southwestern Energy Co
(d)
550,640 3,926
$ 147,392
Oil & Gas Services - 0 .37%
Baker Hughes Co 294,165 10,125
Halliburton Co 40,435 1,590
NOV Inc 22,082 441
TechnipFMC PLC 24,711 532
$ 12,688
Packaging & Containers - 3 .13%
Amcor PLC 83,346 741
AptarGroup Inc 188,379 23,033
Ardagh Group SA
(d),(f)
901 —
Ardagh Metal Packaging SA 561 2
Ball Corp 17,347 835
Berry Global Group Inc 6,698 369
Crown Holdings Inc 485,666 39,145
Graphic Packaging Holding Co 7,964 171
Packaging Corp of America 270,981 41,473
Sealed Air Corp 3,855 119
Silgan Holdings Inc 4,700 188
Sonoco Products Co 5,500 285
Westrock Co 14,301 514
$ 106,875
Pharmaceuticals - 0 .29%
Cardinal Health Inc 49,867 4,538
Elanco Animal Health Inc
(d)
27,384 241
Henry Schein Inc
(d)
7,335 476
Jazz Pharmaceuticals PLC
(d)
27,746 3,524
Organon & Co 14,379 213
Perrigo Co PLC 7,590 210
Premier Inc 6,670 128
Viatris Inc 67,375 600
$ 9,930
Pipelines - 0 .29%
Antero Midstream Corp 452,925 5,589
DT Midstream Inc 5,459 295
ONEOK Inc 23,789 1,551
Williams Cos Inc/The 68,486 2,356
$ 9,791
Private Equity - 0 .05%
Carlyle Group Inc/The 11,873 327
KKR & Co Inc 27,432 1,520
$ 1,847
Real Estate - 0 .05%
CBRE Group Inc
(d)
17,444 1,210
Howard Hughes Holdings Inc
(d)
1,891 125
Jones Lang LaSalle Inc
(d)
2,664 341
$ 1,676
REITs - 6 .45%
AGNC Investment Corp 33,382 246
Agree Realty Corp 5,159 289
Alexandria Real Estate Equities Inc 357,457 33,290
American Homes 4 Rent 18,712 613
Americold Realty Trust Inc 15,200 399
Annaly Capital Management Inc 27,796 434
Apartment Income REIT Corp 128,827 3,763
AvalonBay Communities Inc 7,963 1,320
Boston Properties Inc 8,828 473
Brixmor Property Group Inc 16,849 350
Camden Property Trust 363,837 30,882
Cousins Properties Inc 8,513 152
CubeSmart 12,592 429
Digital Realty Trust Inc 16,786 2,088
EastGroup Properties Inc 2,467 403
EPR Properties 106,110 4,531
Equity LifeStyle Properties Inc 484,726 31,895

Schedule of Investments
MidCap Value Fund I
October 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Equity Residential 21,008 $ 1,162
Essex Property Trust Inc 3,592 768
Extra Space Storage Inc 11,746 1,217
Federal Realty Investment Trust 4,549 415
First Industrial Realty Trust Inc 7,426 314
Gaming and Leisure Properties Inc 14,167 643
Healthcare Realty Trust Inc 21,382 307
Healthpeak Properties Inc 30,811 479
Highwoods Properties Inc 6,242 112
Host Hotels & Resorts Inc 534,040 8,267
Invitation Homes Inc 34,424 1,022
Iron Mountain Inc 8,231 486
Kilroy Realty Corp 6,562 188
Kimco Realty Corp 34,073 611
Lamar Advertising Co 426,594 35,096
Medical Properties Trust Inc 33,413 160
Mid-America Apartment Communities Inc 6,535 772
National Storage Affiliates Trust 4,489 128
NNN REIT Inc 1,070,211 38,881
Omega Healthcare Investors Inc 13,182 436
Park Hotels & Resorts Inc 11,997 138
Rayonier Inc 8,260 209
Realty Income Corp 37,882 1,795
Regency Centers Corp 10,142 611
Rexford Industrial Realty Inc 11,565 500
Rithm Capital Corp 27,051 252
SBA Communications Corp 5,434 1,134
Simon Property Group Inc 14,289 1,570
Spirit Realty Capital Inc 7,927 285
STAG Industrial Inc 10,104 336
Starwood Property Trust Inc 16,585 294
Sun Communities Inc 5,409 602
UDR Inc 17,440 555
Ventas Inc 73,402 3,116
VICI Properties Inc 56,549 1,578
Vornado Realty Trust 9,946 191
Welltower Inc 27,992 2,340
Weyerhaeuser Co 41,252 1,184
WP Carey Inc 11,935 640
$ 220,351
Retail - 6 .71%
Advance Auto Parts Inc 3,350 174
AutoNation Inc
(d)
1,650 215
Bath & Body Works Inc 12,897 382
Best Buy Co Inc 9,464 632
BJ's Wholesale Club Holdings Inc
(d)
429,894 29,284
CarMax Inc
(d)
8,393 513
Casey's General Stores Inc 65,166 17,719
Cava Group Inc
(d),(e)
220 7
Darden Restaurants Inc 220,619 32,107
Dick's Sporting Goods Inc 227,530 24,335
Dollar Tree Inc
(d)
11,742 1,304
Domino's Pizza Inc 18,808 6,376
Freshpet Inc
(d)
1,986 114
GameStop Corp
(d),(e)
15,077 208
Gap Inc/The 11,662 149
Genuine Parts Co 7,898 1,018
Kohl's Corp 6,218 140
Lithia Motors Inc 1,521 368
Macy's Inc 15,233 186
MSC Industrial Direct Co Inc 54,705 5,184
Murphy USA Inc 12,414 4,503
Nordstrom Inc 6,844 96
Ollie's Bargain Outlet Holdings Inc
(d)
2,353 182
O'Reilly Automotive Inc
(d)
6,882 6,403
Penske Automotive Group Inc 1,129 161
Petco Health & Wellness Co Inc
(d),(e)
4,908 17
RH
(d)
806 176
Ross Stores Inc 390,264 45,259
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Victoria's Secret & Co
(d)
2,453 $ 44
Walgreens Boots Alliance Inc 40,347 850
Williams-Sonoma Inc 3,116 468
Yum! Brands Inc 419,514 50,702
$ 229,276
Savings & Loans - 0 .01%
New York Community Bancorp Inc 40,094 380
TFS Financial Corp 3,350 40
$ 420
Semiconductors - 2 .20%
Cirrus Logic Inc
(d)
126,497 8,467
Entegris Inc 7,965 701
GLOBALFOUNDRIES Inc
(d),(e)
4,409 219
IPG Photonics Corp
(d)
1,683 145
Marvell Technology Inc 48,058 2,269
Microchip Technology Inc 8,690 619
MKS Instruments Inc 406,731 26,706
ON Semiconductor Corp
(d)
24,285 1,521
Qorvo Inc
(d)
5,499 481
Skyworks Solutions Inc 388,152 33,668
Teradyne Inc 1,460 122
Wolfspeed Inc
(d)
6,978 236
$ 75,154
Shipbuilding - 0 .01%
Huntington Ingalls Industries Inc 2,201 484
Software - 2 .07%
Akamai Technologies Inc
(d)
182,792 18,888
ANSYS Inc
(d)
853 237
AppLovin Corp
(d)
8,769 319
Aspen Technology Inc
(d)
1,566 278
Bentley Systems Inc 851 41
BILL Holdings Inc
(d)
5,773 527
Broadridge Financial Solutions Inc 1,078 184
CCC Intelligent Solutions Holdings Inc
(d)
11,323 122
Ceridian HCM Holding Inc
(d)
7,586 485
Concentrix Corp 2,468 188
Doximity Inc
(d)
4,045 83
Dropbox Inc - A Shares
(d)
1,646 43
Electronic Arts Inc 15,430 1,910
Fidelity National Information Services Inc 33,347 1,638
Guidewire Software Inc
(d)
58,807 5,301
HashiCorp Inc
(d)
1,662 33
Informatica Inc
(d)
2,194 42
Jack Henry & Associates Inc 2,792 394
Manhattan Associates Inc
(d)
35,120 6,848
MSCI Inc 2,156 1,017
nCino Inc
(d)
3,801 107
Nutanix Inc
(d)
525,721 19,026
Paycor HCM Inc
(d)
1,821 39
Playtika Holding Corp
(d)
653 5
PTC Inc
(d)
3,065 430
SentinelOne Inc
(d)
11,192 175
SS&C Technologies Holdings Inc 12,235 615
Take-Two Interactive Software Inc
(d)
9,283 1,241
Teradata Corp
(d)
119,922 5,123
Twilio Inc
(d)
7,953 408
Tyler Technologies Inc
(d)
566 211
UiPath Inc
(d)
5,240 81
Unity Software Inc
(d)
9,800 249
Zoom Video Communications Inc
(d)
71,117 4,266
ZoomInfo Technologies Inc
(d)
8,478 110
$ 70,664
Telecommunications - 0 .84%
Ciena Corp
(d)
59,557 2,513
Corning Inc 42,841 1,147
Frontier Communications Parent Inc
(d)
13,780 247
Iridium Communications Inc 445 17
Juniper Networks Inc 17,919 482
Motorola Solutions Inc 86,400 24,059

Schedule of Investments
MidCap Value Fund I
October 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Ubiquiti Inc 36 $ 4
Viasat Inc
(d)
6,997 129
$ 28,598
Toys, Games & Hobbies - 0 .02%
Hasbro Inc 7,352 332
Mattel Inc
(d)
19,813 378
$ 710
Transportation - 2 .09%
CH Robinson Worldwide Inc 1,527 125
Expeditors International of Washington Inc 7,394 808
GXO Logistics Inc
(d)
6,582 332
JB Hunt Transport Services Inc 206,918 35,563
Kirby Corp
(d)
3,348 250
Knight-Swift Transportation Holdings Inc 8,790 430
Landstar System Inc 136,991 22,573
Old Dominion Freight Line Inc 377 142
Ryder System Inc 102,559 10,004
Saia Inc
(d)
1,325 475
Schneider National Inc 3,331 84
XPO Inc
(d)
6,408 486
$ 71,272
Water - 0 .05%
American Water Works Co Inc 10,973 1,291
Essential Utilities Inc 13,665 457
$ 1,748
TOTAL COMMON STOCKS $ 3,320,694
Total Investments $ 3,423,387
Other Assets and Liabilities -  (0.15)% (5,222)
TOTAL NET ASSETS - 100.00% $ 3,418,165
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,584 or
0.05% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,550 or 0.05% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Portfolio Summary
Sector Percent
Financial 20 .96%
Industrial 20 .13%
Consumer, Non-cyclical 17 .10%
Consumer, Cyclical 15 .67%
Technology 9 .59%
Energy 5 .00%
Basic Materials 3 .79%
Utilities 3 .24%
Money Market Funds 2 .10%
Communications 1 .67%
Exchange-Traded Funds 0 .90%
Other Assets and Liabilities
( 0 .15 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales October 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.27% $ — $ 969,997 $ 899,850 $ 70,147
Principal Government Money Market Fund - Institutional Class 5.22% 108,689 273,755 382,444 —
$ 108,689 $ 1,243,752 $ 1,282,294 $ 70,147
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.27% $ 3,914 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.22% 387 — — —
$ 4,301 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; December 2023 Long 56 $ 13,301 $ (412)
Total $ (412)
Amounts in thousands except contracts.

Schedule of Investments
Money Market Fund
October 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 3.84% Shares Held Value (000's)
Money Market Funds - 3.84%
DWS Government Money Market Series -
Institutional Class 5.30%
(a)
11,990,000 $ 11,990
Goldman Sachs Financial Square Government Fund
- Institutional Class 5.26%
(a)
8,450,000 8,450
Invesco Government & Agency Portfolio -
Institutional Class 5.28%
(a)
9,040,000 9,040
Morgan Stanley Institutional Liquidity Funds -
Government Portfolio - Institutional Class 5.26%
(a)
8,740,000 8,740
$ 38,220
TOTAL INVESTMENT COMPANIES $ 38,220
BONDS - 4.15%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 1.55%
ARI Fleet Lease Trust 2023-B
5.92%, 10/15/2024
(b)
$ 4,800 $ 4,800
Carmax Auto Owner Trust 2023-2
5.51%, 05/15/2024 424 424
Citizens Auto Receivables Trust 2023-2
5.74%, 09/16/2024
(b)
5,261 5,261
Enterprise Fleet Financing 2023-1 LLC
5.33%, 03/20/2024
(b)
512 512
Enterprise Fleet Financing 2023-3 LLC
5.91%, 10/21/2024
(b)
4,500 4,500
$ 15,497
Insurance - 1.71%
Met Life
5.91%, 08/17/2024 9,000 9,000
New York Life
5.64%, 07/22/2024 8,000 8,000
$ 17,000
Other Asset Backed Securities - 0.89%
Dell Equipment Finance Trust 2023-1
5.46%, 03/22/2024
(b)
715 715
Dell Equipment Finance Trust 2023-3
5.76%, 10/22/2024
(b)
4,000 4,000
DLLMT 2023-1 LLC
5.53%, 05/20/2024
(b)
2,158 2,158
MMAF Equipment Finance LLC 2023-A
5.71%, 08/09/2024
(b)
2,011 2,012
$ 8,885
TOTAL BONDS $ 41,382
MUNICIPAL BONDS - 2.36%
Principal
Amount (000's) Value (000's)
Colorado - 0.31%
Colorado Housing and Finance Authority (credit
support from Federal Home Loan Bank )
5.38%, 11/07/2023
(c),(d)
$ 3,105 $ 3,105
Georgia - 0.30%
Development Authority Of Greene County (credit
support from US Bank )
5.35%, 11/07/2023
(c),(d)
3,000 3,000
Maryland - 0.30%
City of Baltimore MD (credit support from Toronto
Dominion Bank )
5.35%, 11/07/2023
(c),(d)
3,000 3,000
New York - 0.56%
New York City Housing Development Corp (credit
support from Fannie Mae )
5.33%, 11/07/2023
(c),(d)
1,400 1,400
5.35%, 11/07/2023
(c),(d)
4,200 4,200
$ 5,600
Virginia - 0.11%
Newport News Economic Development
Authority (credit support from JPMorgan Chase &
Co )
5.38%, 11/07/2023
(c),(d)
1,115 1,115
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Washington - 0.78%
Washington State Housing Finance
Commission (credit support from Federal Home
Loan Bank )
5.36%, 11/07/2023
(c),(d)
$ 4,600 $ 4,600
5.36%, 11/07/2023
(c),(d)
3,145 3,145
$ 7,745
TOTAL MUNICIPAL BONDS $ 23,565
COMMERCIAL PAPER - 85.23%
Principal
Amount (000's) Value (000's)
Agriculture - 5.77%
Archer-Daniels-Midland Co
5.32%, 11/02/2023
(b)
$ 6,000 $ 5,999
5.32%, 11/07/2023
(b)
5,000 4,996
5.32%, 11/10/2023
(b)
2,305 2,302
Cargill Inc
5.30%, 11/01/2023
(b)
20,000 20,000
Philip Morris International Inc
5.33%, 11/01/2023
(b)
6,000 6,000
5.33%, 11/03/2023
(b)
6,200 6,198
5.33%, 11/06/2023
(b)
6,000 5,995
5.34%, 11/07/2023
(b)
6,000 5,995
$ 57,485
Automobile Manufacturers - 7.00%
Cummins Inc
5.41%, 12/04/2023
(b)
6,000 5,970
5.44%, 12/01/2023
(b)
6,000 5,973
Mercedes-Benz Finance North America LLC (credit
support from Mercedes Benz Grp AG )
5.40%, 11/13/2023
(b),(c)
4,000 3,993
5.42%, 12/15/2023
(b),(c)
5,000 4,967
5.42%, 01/02/2024
(b),(c)
6,000 5,944
PACCAR Financial Corp (credit support from
Paccar Inc )
5.37%, 11/28/2023
(c)
5,000 4,980
5.37%, 11/30/2023
(c)
6,000 5,974
Toyota Credit Canada Inc (credit support from
Toyota Financial Services )
5.53%, 12/11/2023
(c)
6,000 5,963
Toyota Credit de Puerto Rico Corp (credit support
from Toyota Financial Services )
5.54%, 01/04/2024
(c)
5,300 5,248
Toyota Motor Credit
5.49%, 11/30/2023 4,500 4,480
Volvo Treasury North America LP (credit support
from AB Volvo )
5.42%, 12/15/2023
(b),(c)
5,700 5,662
5.43%, 12/21/2023
(b),(c)
5,200 5,161
5.53%, 01/26/2024
(b),(c)
5,500 5,427
$ 69,742
Banks - 17.37%
Barclays Bank PLC
5.43%, 11/01/2023
(b)
5,900 5,900
5.45%, 11/27/2023
(b)
6,000 5,976
5.52%, 11/03/2023 6,000 5,998
5.52%, 11/10/2023 6,000 5,992
Credit Agricole Corporate and Investment Bank/
New York
5.59%, 02/02/2024 5,000 4,928
5.60%, 02/01/2024 6,000 5,914
DNB Bank ASA
5.35%, 11/03/2023
(b),(e)
2,300 2,299
HSBC USA Inc
5.50%, 12/08/2023
(b)
5,500 5,469
ING US Funding LLC (credit support from ING
Bank )
5.42%, 11/03/2023
(c)
3,725 3,724

Schedule of Investments
Money Market Fund
October 31, 2023
See accompanying notes.

COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
MUFG Bank Ltd/New York NY
5.33%, 11/13/2023 $ 2,500 $ 2,496
5.45%, 01/02/2024 5,000 4,953
5.52%, 12/14/2023 6,500 6,457
5.65%, 02/02/2024 5,000 4,927
National Bank of Canada
5.40%, 11/16/2023
(b),(e)
6,700 6,685
Oversea-Chinese Banking Corp Ltd
5.47%, 01/02/2024
(b),(e)
6,000 5,943
5.48%, 12/06/2023
(b),(e)
5,000 4,973
5.53%, 01/24/2024
(b),(e)
6,000 5,923
Royal Bank of Canada
5.42%, 11/20/2023
(b),(e)
5,700 5,684
Sheffield Receivables Co LLC
5.43%, 11/06/2023
(b)
6,000 5,995
5.45%, 11/17/2023
(b)
5,800 5,786
5.48%, 11/14/2023
(b)
5,000 4,990
Skandinaviska Enskilda Banken AB
5.38%, 11/17/2023
(b),(e)
2,800 2,793
5.41%, 11/16/2023
(b),(e)
2,000 1,996
5.46%, 11/29/2023
(b),(e)
6,000 5,975
Standard Chartered Bank/New York
5.32%, 11/01/2023
(b)
6,000 6,000
Sumitomo Mitsui Banking Corp
5.57%, 01/22/2024
(b),(e)
6,000 5,924
Toronto Dominion Holdings USA Inc (credit
support from Toronto Dominion Bank )
5.46%, 11/24/2023
(b),(c)
3,000 2,990
Toronto-Dominion Bank/The
5.40%, 11/22/2023
(b),(e)
6,000 5,981
5.41%, 11/21/2023
(b),(e)
6,000 5,982
5.48%, 11/24/2023
(b),(e)
4,000 3,986
United Overseas Bank Ltd
5.45%, 12/14/2023
(b),(e)
5,500 5,464
5.46%, 11/14/2023
(b),(e)
4,000 3,992
5.46%, 11/15/2023
(b),(e)
5,000 4,989
5.47%, 11/21/2023
(b),(e)
6,000 5,982
$ 173,066
Beverages - 2.22%
Brown-Forman Corp
5.40%, 11/13/2023
(b)
6,000 5,989
5.40%, 11/20/2023
(b)
6,000 5,983
5.40%, 11/28/2023
(b)
6,000 5,976
5.42%, 11/02/2023
(b)
3,400 3,399
5.45%, 11/30/2023
(b)
720 717
$ 22,064
Commercial Services - 2.40%
Experian Finance PLC (credit support from
Experian PLC )
5.43%, 11/03/2023
(b),(c)
6,000 5,998
5.43%, 11/06/2023
(b),(c)
5,000 4,996
5.47%, 11/15/2023
(b),(c)
4,000 3,992
5.47%, 11/30/2023
(b),(c)
4,000 3,982
5.53%, 12/08/2023
(b),(c)
5,000 4,972
$ 23,940
Diversified Financial Services - 32.92%
AllianceBernstein LP
5.40%, 12/01/2023
(b)
5,500 5,475
5.41%, 12/04/2023
(b)
6,000 5,970
Anglesea Funding LLC
5.33%, 11/06/2023
(b)
7,000 6,995
5.33%, 11/07/2023
(b)
7,000 6,994
Cabot Trail Funding LLC
5.55%, 01/24/2024
(b)
4,000 3,948
Chesham Finance Ltd / Chesham Finance LLC
5.33%, 11/01/2023
(b)
20,000 20,000
5.33%, 11/01/2023
(b)
21,000 21,000
COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Citigroup Global Markets Inc
5.45%, 11/30/2023
(b)
$ 5,700 $ 5,675
CRC Funding LLC
5.59%, 02/15/2024
(b)
3,100 3,049
DCAT LLC
5.40%, 11/07/2023 5,000 4,995
5.40%, 11/08/2023 5,600 5,594
5.40%, 11/13/2023 3,000 2,995
5.41%, 11/09/2023 5,000 4,994
5.41%, 11/10/2023 5,500 5,493
Equitable Short Term Funding LLC
5.41%, 11/22/2023
(b)
5,000 4,984
5.46%, 11/30/2023
(b)
5,260 5,237
5.47%, 12/05/2023
(b)
6,000 5,969
5.50%, 01/04/2024
(b)
3,200 3,169
5.61%, 03/08/2024
(b)
4,500 4,410
Fairway Finance Co LLC
5.42%, 11/30/2023
(b)
6,000 5,974
5.50%, 12/06/2023
(b)
5,500 5,471
Glencove Funding LLC
5.40%, 12/01/2023
(b)
6,000 5,973
5.46%, 12/05/2023
(b)
6,000 5,969
5.51%, 12/13/2023
(b)
6,000 5,961
5.52%, 12/14/2023
(b)
6,000 5,960
Goldman Sachs International
5.45%, 11/28/2023
(b)
6,500 6,473
5.48%, 11/29/2023
(b)
5,000 4,979
5.50%, 12/11/2023
(b)
6,000 5,963
5.50%, 12/13/2023
(b)
5,000 4,968
Gotham Funding Corp
5.32%, 11/03/2023
(b)
5,000 4,999
5.47%, 11/21/2023
(b)
3,340 3,330
5.47%, 11/27/2023
(b)
6,000 5,976
Great Bear Funding LLC
5.33%, 11/01/2023
(b)
7,000 7,000
5.33%, 11/03/2023
(b)
7,000 6,998
5.33%, 11/06/2023
(b)
7,000 6,995
Longship Funding LLC
5.32%, 11/01/2023
(b)
6,000 6,000
5.32%, 11/02/2023
(b)
6,000 5,999
5.32%, 11/07/2023
(b)
6,000 5,995
5.51%, 01/02/2024
(b)
6,000 5,943
Manhattan Asset Funding Co LLC
5.49%, 12/14/2023
(b)
6,000 5,961
5.49%, 01/02/2024
(b)
6,000 5,943
5.50%, 01/11/2024
(b)
4,500 4,451
Nationwide Building Society
5.30%, 11/07/2023
(b)
4,500 4,496
Pacific Life Short Term Funding LLC
5.42%, 11/03/2023
(b)
2,200 2,199
5.45%, 11/08/2023
(b)
6,000 5,994
5.49%, 01/11/2024
(b)
5,700 5,638
5.50%, 01/02/2024
(b)
5,700 5,646
Podium Funding Trust
5.45%, 11/07/2023 2,350 2,348
5.46%, 11/27/2023 6,000 5,976
5.50%, 12/15/2023 3,495 3,472
Prudential International Treasury Ltd (credit
support from Prudential PLC )
5.33%, 11/02/2023
(b),(c)
6,070 6,069
5.50%, 12/19/2023
(b),(c)
5,000 4,963
Thunder Bay Funding LLC
5.33%, 11/07/2023
(b)
6,000 5,995
5.34%, 11/15/2023
(b)
5,000 4,990
5.40%, 11/20/2023
(b)
5,000 4,986
5.40%, 11/29/2023
(b)
5,000 4,979
$ 327,978

Schedule of Investments
Money Market Fund
October 31, 2023
See accompanying notes.

COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Electric - 2.23%
Berkshire Hathaway Energy Co
5.39%, 11/06/2023
(b)
$ 4,200 $ 4,197
National Rural Utilities Cooperative Finance Corp
5.42%, 11/08/2023 6,000 5,993
5.45%, 11/09/2023 6,000 5,993
5.45%, 11/21/2023 6,000 5,982
$ 22,165
Food - 1.00%
Unilever Capital Corp (credit support from
Unilever PLC )
5.34%, 11/06/2023
(b),(c)
10,000 9,992
Healthcare - Services - 0.70%
UnitedHealth Group Inc
5.32%, 11/01/2023
(b)
7,000 7,000
Holding Companies - Diversified - 1.11%
Koch Industries Inc
5.33%, 11/01/2023 5,000 5,000
5.33%, 11/07/2023 6,100 6,095
$ 11,095
Insurance - 2.36%
Prudential Financial Inc
5.33%, 11/01/2023
(b)
7,000 7,000
5.33%, 11/02/2023
(b)
5,000 4,999
5.33%, 11/03/2023
(b)
6,500 6,498
5.33%, 11/06/2023
(b)
5,000 4,997
$ 23,494
Machinery - Construction & Mining - 0.15%
Caterpillar Financial Services Corp (credit support
from Caterpillar Inc )
5.30%, 11/15/2023
(c)
1,450 1,447
Machinery - Diversified - 0.63%
John Deere Capital Corp
5.33%, 11/02/2023
(b)
6,270 6,269
Oil & Gas - 3.62%
BP Capital Markets PLC (credit support from BP
PLC )
5.39%, 11/03/2023
(b),(c)
6,300 6,298
5.43%, 11/02/2023
(b),(c)
6,000 5,999
5.45%, 11/24/2023
(b),(c)
6,000 5,979
5.47%, 12/01/2023
(b),(c)
5,870 5,843
TotalEnergies Capital SA (credit support from Total
SA )
5.32%, 11/13/2023
(b),(c)
6,000 5,990
5.33%, 11/16/2023
(b),(c)
6,000 5,987
$ 36,096
Retail - 0.60%
Walmart Inc
5.32%, 11/01/2023
(b)
6,000 6,000
Semiconductors - 1.71%
Analog Devices Inc
5.37%, 11/02/2023
(b)
5,000 4,999
5.39%, 11/16/2023
(b)
6,000 5,986
5.40%, 11/09/2023
(b)
6,000 5,993
$ 16,978
Supranational Bank - 1.05%
Corp Andina de Fomento
5.30%, 11/02/2023
(b)
6,500 6,499
5.30%, 11/07/2023
(b)
4,000 3,996
$ 10,495
Telecommunications - 2.39%
Telstra Group Ltd (credit support from Telstra
Corporation )
5.55%, 11/21/2023
(b),(c)
6,000 5,981
5.55%, 12/08/2023
(b),(c)
6,000 5,966
5.55%, 12/28/2023
(b),(c)
5,000 4,956
5.65%, 01/10/2024
(b),(c)
5,000 4,945
COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Telstra Group Ltd  (credit support from Telstra
Corporation) (continued)
5.75%, 01/16/2024
(b),(c)
$ 2,000 $ 1,976
$ 23,824
TOTAL COMMERCIAL PAPER $ 849,130
REPURCHASE AGREEMENTS - 4.52%
Maturity Amount
(000's) Value (000's)
Banks - 4.52%
Barclays Capital Repurchase Agreement; 5.30%
traded 10/31/2023 maturing 11/01/2023
(collateralized by US Government Security;
25,500,053; 3.625%; dated 05/15/2026)
$ 25,004 $ 25,000
Merrill Lynch Repurchase Agreement; 5.29% traded
10/31/2023 maturing 11/01/2023 (collateralized
by US Government Securities; 20,400,048;
3.625%-4.00%; dated 01/31/2025-02/28/2030)
20,003 20,000
$ 45,000
TOTAL REPURCHASE AGREEMENTS $ 45,000
Total Investments $ 997,297
Other Assets and Liabilities -  (0.10)% (965)
TOTAL NET ASSETS - 100.00% $ 996,332
(a) 1-day yield shown is as of period end.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $734,677 or 73.74% of net assets.
(c) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(d) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(e) Security issued by foreign bank and denominated in USD.
Portfolio Summary
Sector Percent
Financial 58.88%
Consumer, Non-cyclical 12.09%
Consumer, Cyclical 7.60%
Money Market Funds 3.84%
Energy 3.62%
Asset Backed Securities 2.44%
Communications 2.39%
Insured 2.36%
Utilities 2.23%
Technology 1.71%
Diversified 1.11%
Government 1.05%
Industrial 0.78%
Other Assets and Liabilities
(0.10)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Overseas Fund
October 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 3 .01 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .24%
iShares MSCI EAFE Value ETF 109,300 $ 5,162
Money Market Funds - 2 .77%
BlackRock Liquidity FedFund - Institutional Class
5.24%
(a),(b)
248,750 249
Principal Government Money Market Fund - Class
R-6 5.27%
(a),(c)
59,132,475 59,132
$ 59,381
TOTAL INVESTMENT COMPANIES $ 64,543
COMMON STOCKS - 95 .42 % Shares Held Value (000's)
Advertising - 0 .04%
Hakuhodo DY Holdings Inc 7,400 $ 60
Publicis Groupe SA 7,515 572
WPP PLC 35,292 304
$ 936
Aerospace & Defense - 4 .63%
BAE Systems PLC 1,258,294 16,920
Melrose Industries PLC 44,373 253
MTU Aero Engines AG 883 166
Rheinmetall AG 54,941 15,773
Rolls-Royce Holdings PLC
(d)
19,389,791 51,038
Thales SA 103,186 15,228
$ 99,378
Agriculture - 0 .87%
British American Tobacco PLC 567,395 16,949
Imperial Brands PLC 28,349 604
Japan Tobacco Inc 39,200 913
Wilmar International Ltd 62,300 162
$ 18,628
Airlines - 0 .51%
ANA Holdings Inc
(d)
5,000 98
Deutsche Lufthansa AG
(d)
19,622 138
Japan Airlines Co Ltd 3,200 59
Ryanair Holdings PLC ADR
(d)
118,058 10,354
Singapore Airlines Ltd 48,700 217
$ 10,866
Apparel - 0 .70%
Kering SA 36,941 15,024
Automobile Manufacturers - 1 .49%
Bayerische Motoren Werke AG 9,884 919
Daimler Truck Holding AG 16,213 509
Honda Motor Co Ltd 1,813,814 18,589
Isuzu Motors Ltd 19,000 212
Mazda Motor Corp 18,500 179
Mercedes-Benz Group AG 26,347 1,550
Nissan Motor Co Ltd 76,000 292
Renault SA 4,102 144
Stellantis NV 72,647 1,357
Subaru Corp 20,000 346
Suzuki Motor Corp 12,100 470
Toyota Motor Corp 348,050 6,089
Volkswagen AG 969 112
Volvo AB - A Shares 6,574 132
Volvo AB - B Shares 49,551 982
Volvo Car AB
(d)
20,789 72
$ 31,954
Automobile Parts & Equipment - 3 .01%
Aisin Corp 4,800 167
Bridgestone Corp 18,800 711
Cie Generale des Etablissements Michelin SCA 787,459 23,394
Continental AG 245,060 16,000
Koito Manufacturing Co Ltd 1,161,052 17,395
NGK Insulators Ltd 8,100 99
Sumitomo Electric Industries Ltd 23,300 245
Toyota Industries Corp 4,800 356
Valeo SE 468,594 6,192
$ 64,559
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks - 10 .97%
ABN AMRO Bank NV
(e)
13,261 $ 179
AIB Group PLC 47,287 205
ANZ Group Holdings Ltd 98,682 1,556
Banco Bilbao Vizcaya Argentaria SA 195,881 1,541
Banco Bradesco SA ADR 2,086,378 5,821
Banco Santander SA 531,418 1,955
Bank Hapoalim BM 41,712 298
Bank Leumi Le-Israel BM 50,395 325
Bank of Ireland Group PLC 17,347 155
Banque Cantonale Vaudoise 989 112
Barclays PLC 15,222,818 24,434
BNP Paribas SA 133,246 7,662
BOC Hong Kong Holdings Ltd 9,394,271 24,843
CaixaBank SA 135,476 551
Chiba Bank Ltd/The 17,200 128
Commerzbank AG 34,954 377
Concordia Financial Group Ltd 34,600 161
Credit Agricole SA 39,743 480
Danske Bank A/S 22,648 531
DBS Group Holdings Ltd 38,500 925
Deutsche Bank AG 63,644 700
DNB Bank ASA 684,509 12,350
Erste Group Bank AG 11,291 404
Hang Seng Bank Ltd 24,900 285
HSBC Holdings PLC 4,190,688 30,259
ING Groep NV 1,445,478 18,531
Intesa Sanpaolo SpA 510,278 1,330
Israel Discount Bank Ltd 40,611 179
Japan Post Bank Co Ltd 47,300 438
KBC Group NV 8,219 452
Lloyds Banking Group PLC 2,114,688 1,029
Macquarie Group Ltd 12,056 1,239
Mediobanca Banca di Credito Finanziario SpA 18,125 217
Mitsubishi UFJ Financial Group Inc 374,800 3,144
Mizrahi Tefahot Bank Ltd 5,071 157
Mizuho Financial Group Inc 79,000 1,341
National Australia Bank Ltd 103,090 1,847
NatWest Group PLC 2,963,960 6,449
Nordea Bank Abp 105,780 1,114
Oversea-Chinese Banking Corp Ltd 111,000 1,029
Resona Holdings Inc 70,100 375
Shizuoka Financial Group Inc 15,200 129
Skandinaviska Enskilda Banken AB 52,106 581
Societe Generale SA 15,524 349
Standard Chartered PLC 77,884 597
Sumitomo Mitsui Financial Group Inc 178,500 8,605
Sumitomo Mitsui Trust Holdings Inc 10,807 405
Svenska Handelsbanken AB 47,893 408
Swedbank AB 27,877 458
UBS Group AG 315,927 7,424
UniCredit SpA 1,259,373 31,572
United Overseas Bank Ltd 1,429,460 28,196
Westpac Banking Corp 115,225 1,513
$ 235,345
Beverages - 2 .83%
Anheuser-Busch InBev SA/NV 334,031 19,006
Asahi Group Holdings Ltd 581,300 21,026
Carlsberg AS 1,132 135
Coca-Cola Europacific Partners PLC 6,780 397
Coca-Cola HBC AG
(d)
3,854 100
Diageo PLC 518,066 19,591
Heineken Holding NV 2,767 210
JDE Peet's NV 4,126 115
Suntory Beverage & Food Ltd 1,700 51
$ 60,631
Building Materials - 0 .64%
AGC Inc 6,400 218
Cie de Saint-Gobain SA 15,188 827
CRH PLC 23,827 1,279

Schedule of Investments
Overseas Fund
October 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
Geberit AG 384 $ 179
Heidelberg Materials AG 4,756 345
Holcim AG
(d)
17,115 1,058
Lixil Corp 10,000 110
ROCKWOOL A/S 321 71
Svenska Cellulosa AB SCA 19,894 273
TOTO Ltd 382,500 9,222
Xinyi Glass Holdings Ltd 57,000 66
$ 13,648
Chemicals - 4 .90%
Air Liquide SA 59,137 10,133
Akzo Nobel NV 614,069 41,195
Arkema SA 174,444 16,346
Asahi Kasei Corp 41,000 252
BASF SE 488,336 22,564
Clariant AG
(d)
7,084 101
Covestro AG
(d),(e)
6,344 321
DSM-Firmenich AG 2,137 194
EMS-Chemie Holding AG 149 102
Evonik Industries AG 6,885 127
ICL Group Ltd 25,398 124
Johnson Matthey PLC 6,023 109
Mitsubishi Chemical Group Corp 41,800 236
Mitsui Chemicals Inc 5,500 139
OCI NV 2,392 56
Solvay SA 2,434 257
Sumitomo Chemical Co Ltd 31,900 81
Toray Industries Inc 45,300 219
Tosoh Corp 981,400 12,017
Umicore SA 6,876 164
Wacker Chemie AG 637 78
Yara International ASA 5,437 178
$ 104,993
Commercial Services - 1 .94%
Adecco Group AG 5,254 199
Amadeus IT Group SA 164,397 9,383
Dai Nippon Printing Co Ltd 7,100 185
Intertek Group PLC 1,970 92
Randstad NV 280,882 14,546
RELX PLC 146,360 5,112
RELX PLC 314,107 10,959
Secom Co Ltd 3,400 236
Securitas AB 16,146 129
SGS SA 2,461 201
TOPPAN Holdings Inc 8,000 184
Transurban Group 50,574 381
$ 41,607
Computers - 0 .02%
CyberArk Software Ltd
(d)
686 112
Logitech International SA 1,890 149
Otsuka Corp 1,400 56
$ 317
Consumer Products - 1 .28%
Henkel AG & Co KGaA 3,412 216
Reckitt Benckiser Group PLC 406,921 27,226
$ 27,442
Cosmetics & Personal Care - 0 .61%
Haleon PLC 63,669 255
Kao Corp 9,900 361
Unilever PLC 264,553 12,530
$ 13,146
Distribution & Wholesale - 0 .23%
Bunzl PLC 3,884 139
ITOCHU Corp 13,700 494
Marubeni Corp 47,200 690
Mitsubishi Corp 37,700 1,757
Mitsui & Co Ltd 21,600 785
Sumitomo Corp 34,200 672
COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale (continued)
Toyota Tsusho Corp 6,900 $ 367
$ 4,904
Diversified Financial Services - 2 .39%
abrdn plc 63,950 122
AerCap Holdings NV
(d)
5,732 356
Amundi SA
(e)
2,008 105
ASX Ltd 2,364 84
Azimut Holding SpA 491,725 10,361
Daiwa Securities Group Inc 43,600 251
Euronext NV
(e)
2,814 196
Hargreaves Lansdown PLC 11,680 101
Julius Baer Group Ltd 457,751 27,127
Mitsubishi HC Capital Inc 26,400 174
Nomura Holdings Inc 98,500 381
ORIX Corp 38,300 697
SBI Holdings Inc 5,000 108
Schroders PLC 26,460 119
St James's Place PLC 1,422,209 11,087
$ 51,269
Electric - 4 .54%
Chubu Electric Power Co Inc 20,900 253
CLP Holdings Ltd 2,313,000 16,928
E.ON SE 73,721 877
EDP - Energias de Portugal SA 103,029 433
EDP Renovaveis SA 5,358 86
Endesa SA 10,429 196
Enel SpA 7,650,834 48,564
Engie SA 59,974 954
Fortum Oyj 14,730 175
Iberdrola SA 1,082,559 12,041
Kansai Electric Power Co Inc/The 22,900 293
Mercury NZ Ltd 24,190 83
Meridian Energy Ltd 22,530 63
National Grid PLC 120,905 1,442
Origin Energy Ltd 56,564 328
Orsted AS
(e)
4,037 195
Power Assets Holdings Ltd 44,500 213
Redeia Corp SA 13,325 208
RWE AG 330,997 12,665
SSE PLC 35,803 712
Terna - Rete Elettrica Nazionale 46,196 354
Tokyo Electric Power Co Holdings Inc
(d)
49,900 211
$ 97,274
Electrical Components & Equipment - 0 .01%
Brother Industries Ltd 7,400 116
Electronics - 1 .87%
Assa Abloy AB 141,453 3,015
Kyocera Corp 10,500 517
MINEBEA MITSUMI Inc 1,059,600 16,614
Murata Manufacturing Co Ltd 1,159,800 19,867
Yokogawa Electric Corp 4,000 73
$ 40,086
Engineering & Construction - 1 .43%
ACS Actividades de Construccion y Servicios SA 7,193 260
Aena SME SA
(e)
98,168 14,244
Auckland International Airport Ltd 26,712 114
Beijing Capital International Airport Co Ltd
(d)
6,022,000 2,218
Bouygues SA 6,261 220
CK Infrastructure Holdings Ltd 22,000 102
Eiffage SA 1,207 109
Ferrovial SE 5,851 176
Kajima Corp 13,700 226
Lendlease Corp Ltd 22,626 90
Obayashi Corp 21,100 181
Shimizu Corp 18,100 129
Skanska AB 11,171 168
Taisei Corp 5,600 190
Vinci SA 111,420 12,321
$ 30,748

Schedule of Investments
Overseas Fund
October 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment - 0 .58%
Entain PLC 1,039,897 $ 11,805
Genting Singapore Ltd 73,800 46
Oriental Land Co Ltd/Japan 17,900 579
Toho Co Ltd/Tokyo 1,400 48
$ 12,478
Food - 2 .69%
Aeon Co Ltd 10,600 223
Carrefour SA 643,675 11,285
Chocoladefabriken Lindt & Spruengli AG - PC 11 122
CK Hutchison Holdings Ltd 3,545,000 17,946
Danone SA 425,559 25,317
J Sainsbury PLC 54,386 170
Kesko Oyj 8,968 152
Koninklijke Ahold Delhaize NV 31,893 944
MEIJI Holdings Co Ltd 7,600 187
Mowi ASA 14,432 234
Ocado Group PLC
(d)
10,101 57
Orkla ASA 24,657 170
Salmar ASA 2,383 113
Tesco PLC 235,374 772
WH Group Ltd
(e)
145,500 87
$ 57,779
Food Service - 0 .49%
Compass Group PLC 408,577 10,301
Sodexo SA 1,017 107
$ 10,408
Forest Products & Paper - 0 .06%
Holmen AB 3,080 116
Mondi PLC 15,943 258
Oji Holdings Corp 28,100 120
Smurfit Kappa Group PLC 8,542 279
UPM-Kymmene Oyj 17,526 590
$ 1,363
Gas - 0 .89%
Centrica PLC 9,387,306 17,970
Enagas SA 8,171 137
Hong Kong & China Gas Co Ltd 358,300 249
Naturgy Energy Group SA 4,137 117
Osaka Gas Co Ltd 4,500 85
Snam SpA 66,208 304
Tokyo Gas Co Ltd 12,700 285
$ 19,147
Hand & Machine Tools - 1 .00%
Fuji Electric Co Ltd 2,700 103
Makita Corp 821,100 21,223
Schindler Holding AG - PC 498 100
Schindler Holding AG - REG 287 56
$ 21,482
Healthcare - Products - 3 .26%
EBOS Group Ltd 1,872 38
Elekta AB 1,989,522 13,552
EssilorLuxottica SA 3,389 614
FUJIFILM Holdings Corp 12,200 667
Getinge AB 875,328 15,759
Koninklijke Philips NV
(d)
1,016,267 19,332
Olympus Corp 389,700 5,205
Smith & Nephew PLC 1,317,877 14,748
$ 69,915
Healthcare - Services - 0 .04%
Eurofins Scientific SE 1,648 84
Fresenius Medical Care AG & Co KGaA 6,745 224
Fresenius SE & Co KGaA 13,870 357
Sonic Healthcare Ltd 5,140 94
$ 759
Holding Companies - Diversified - 0 .01%
Jardine Matheson Holdings Ltd 5,218 211
Swire Pacific Ltd 15,000 96
$ 307
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders - 0 .63%
Barratt Developments PLC 31,997 $ 161
Berkeley Group Holdings PLC 3,496 172
Daiwa House Industry Co Ltd 19,400 534
Iida Group Holdings Co Ltd 5,500 85
Persimmon PLC 997,238 12,350
Sekisui Chemical Co Ltd 4,700 64
Taylor Wimpey PLC 115,968 157
$ 13,523
Home Furnishings - 0 .61%
Electrolux AB
(d)
1,470,617 12,376
Panasonic Holdings Corp 72,300 634
SEB SA 869 86
Sharp Corp/Japan 9,000 56
$ 13,152
Insurance - 5 .22%
Admiral Group PLC 6,969 207
Aegon Ltd 55,406 269
Ageas SA/NV 5,246 202
Allianz SE 83,010 19,444
ASR Nederland NV 5,249 196
Assicurazioni Generali SpA 33,280 661
Aviva PLC 89,908 435
AXA SA 585,919 17,361
Baloise Holding AG 1,504 216
Dai-ichi Life Holdings Inc 30,700 649
Gjensidige Forsikring ASA 4,535 68
Hannover Rueck SE 990 219
Helvetia Holding AG 1,218 164
Insurance Australia Group Ltd 40,057 145
Japan Post Holdings Co Ltd 73,600 651
Japan Post Insurance Co Ltd 6,700 129
Legal & General Group PLC 11,071,076 28,525
M&G PLC 73,633 178
MS&AD Insurance Group Holdings Inc 14,100 517
NN Group NV 8,234 264
Phoenix Group Holdings PLC 24,649 136
Prudential PLC 2,344,902 24,519
Sampo Oyj 15,101 594
Sompo Holdings Inc 9,600 416
Suncorp Group Ltd 27,028 230
Swiss Life Holding AG 969 622
Swiss Re AG 3,466 379
T&D Holdings Inc 8,000 143
Talanx AG 2,080 131
Tokio Marine Holdings Inc 59,100 1,322
Zurich Insurance Group AG 27,178 12,909
$ 111,901
Internet - 0 .40%
LY Corp 86,900 222
Rakuten Group Inc 18,200 67
Tencent Holdings Ltd 221,500 8,197
Trend Micro Inc/Japan 2,300 87
$ 8,573
Investment Companies - 0 .10%
Eurazeo SE 1,521 86
EXOR NV 3,561 306
Groupe Bruxelles Lambert NV 3,131 229
Industrivarden AB - A Shares 2,270 59
Industrivarden AB - C Shares 2,693 69
Investor AB - B Shares 56,834 1,043
L E Lundbergforetagen AB 2,496 102
Sofina SA 506 96
Washington H Soul Pattinson & Co Ltd 7,704 164
Wendel SE 465 35
$ 2,189
Iron & Steel - 0 .11%
ArcelorMittal SA 16,801 372
BlueScope Steel Ltd 14,958 179
Fortescue Metals Group Ltd 55,606 791

Schedule of Investments
Overseas Fund
October 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Iron & Steel (continued)
JFE Holdings Inc 15,900 $ 222
Nippon Steel Corp 27,900 602
voestalpine AG 3,809 95
$ 2,261
Leisure Products & Services - 0 .01%
Yamaha Corp 1,700 45
Yamaha Motor Co Ltd 6,200 152
$ 197
Lodging - 0 .56%
Accor SA 360,209 11,492
City Developments Ltd 17,400 80
Galaxy Entertainment Group Ltd 25,000 141
Sands China Ltd
(d)
29,600 80
Whitbread PLC 6,498 263
$ 12,056
Machinery - Construction & Mining - 1 .41%
Hitachi Construction Machinery Co Ltd 3,700 96
Hitachi Ltd 20,000 1,268
Komatsu Ltd 650,247 14,940
Mitsubishi Electric Corp 1,113,111 12,764
Mitsubishi Heavy Industries Ltd 10,500 541
Sandvik AB 36,013 613
Siemens Energy AG
(d),(f)
6,344 56
$ 30,278
Machinery - Diversified - 2 .00%
CNH Industrial NV 33,600 372
FANUC Corp 763,200 18,940
Kone Oyj 3,907 169
Kubota Corp 21,400 288
Nabtesco Corp 888,658 15,740
Omron Corp 2,200 79
SMC Corp 100 46
Valmet Oyj 317,391 7,123
Wartsila OYJ Abp 15,543 185
$ 42,942
Media - 0 .02%
Bollore SE 24,221 132
Pearson PLC 21,163 245
Vivendi SE 8,269 74
$ 451
Metal Fabrication & Hardware - 1 .75%
NSK Ltd 2,972,700 16,000
SKF AB 1,325,158 21,484
Tenaris SA 7,752 124
$ 37,608
Mining - 2 .21%
Anglo American PLC 41,724 1,063
Antofagasta PLC 12,948 212
BHP Group Ltd 166,343 4,709
Boliden AB 536,746 13,758
Endeavour Mining PLC 6,087 126
Glencore PLC 345,843 1,832
Norsk Hydro ASA 43,562 248
Rio Tinto PLC 194,638 12,418
Sibanye Stillwater Ltd 9,712,836 12,389
South32 Ltd 149,242 319
Sumitomo Metal Mining Co Ltd 8,000 225
$ 47,299
Miscellaneous Manufacturers - 0 .87%
Alstom SA 1,193,485 16,162
JSR Corp 4,000 107
Knorr-Bremse AG 1,266 71
Siemens AG 16,221 2,153
Smiths Group PLC 11,483 225
$ 18,718
COMMON STOCKS (continued) Shares Held Value (000’s)
Office & Business Equipment - 0 .05%
Canon Inc 32,700 $ 773
Ricoh Co Ltd 17,800 144
Seiko Epson Corp 9,300 129
$ 1,046
Oil & Gas - 6 .39%
Aker BP ASA 868,932 25,044
Ampol Ltd 7,824 159
BP PLC 5,096,898 31,122
DCC PLC
(d)
3,243 180
ENEOS Holdings Inc 94,310 349
Eni SpA 77,597 1,269
Equinor ASA 646,887 21,686
Galp Energia SGPS SA 6,008 90
Idemitsu Kosan Co Ltd 6,200 141
Inpex Corp 31,700 460
OMV AG 4,836 212
Repsol SA 41,944 614
Santos Ltd 106,638 520
Shell PLC 706,239 23,071
Shell PLC 220,148 7,095
Suncor Energy Inc 581,332 18,827
TotalEnergies SE 73,831 4,936
Woodside Energy Group Ltd 62,347 1,358
$ 137,133
Packaging & Containers - 1 .32%
DS Smith PLC 4,715,309 16,355
Stora Enso Oyj 998,224 11,997
$ 28,352
Pharmaceuticals - 6 .30%
Astellas Pharma Inc 38,400 486
AstraZeneca PLC 167,554 20,978
Bayer AG 215,579 9,315
GSK PLC 1,168,412 20,829
Hikma Pharmaceuticals PLC 5,442 126
Ipsen SA 805 95
Novartis AG 222,985 20,875
Orion Oyj 1,314 52
Recordati Industria Chimica e Farmaceutica SpA 1,276 59
Roche Holding AG 100,209 25,825
Sandoz Group AG
(d)
13,459 350
Sanofi SA 229,211 20,814
Takeda Pharmaceutical Co Ltd 549,200 14,908
Teva Pharmaceutical Industries Ltd ADR
(d)
36,788 316
$ 135,028
Pipelines - 1 .26%
APA Group 20,671 108
Enbridge Inc 840,403 26,932
$ 27,040
Private Equity - 0 .05%
3i Group PLC 31,960 754
Partners Group Holding AG 372 394
$ 1,148
Real Estate - 0 .22%
CK Asset Holdings Ltd 64,000 320
Daito Trust Construction Co Ltd 2,000 215
Fastighets AB Balder
(d)
7,961 34
Hang Lung Properties Ltd 62,000 81
Henderson Land Development Co Ltd 50,438 132
Hongkong Land Holdings Ltd 36,101 115
Hulic Co Ltd 12,400 114
LEG Immobilien SE
(d)
2,434 152
Mitsubishi Estate Co Ltd 36,700 470
Mitsui Fudosan Co Ltd 29,000 629
New World Development Co Ltd 52,451 96
Nomura Real Estate Holdings Inc 3,800 89
Sekisui House Ltd 19,400 380
Sino Land Co Ltd 116,000 116
Sumitomo Realty & Development Co Ltd 9,300 233

Schedule of Investments
Overseas Fund
October 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate (continued)
Sun Hung Kai Properties Ltd 46,883 $ 481
Swire Properties Ltd 41,000 79
Swiss Prime Site AG 2,519 234
Vonovia SE 24,074 554
Wharf Real Estate Investment Co Ltd 53,000 185
$ 4,709
REITs - 0 .38%
CapitaLand Integrated Commercial Trust 173,699 223
Covivio SA/France 1,762 76
Daiwa House REIT Investment Corp 72 127
Dexus 35,310 146
Gecina SA 1,509 148
GPT Group/The 62,888 145
Japan Metropolitan Fund Invest 229 148
Japan Real Estate Investment Corp 42 156
KDX Realty Investment Corp 136 142
Klepierre SA 7,064 172
Land Securities Group PLC 23,128 160
Link REIT 82,880 380
Mapletree Pan Asia Commercial Trust 82,300 80
Mirvac Group 129,551 150
Nippon Building Fund Inc 50 201
Nippon Prologis REIT Inc 40 71
Nomura Real Estate Master Fund Inc 140 154
Scentre Group 170,419 264
Segro PLC 518,847 4,510
Stockland 78,372 177
Unibail-Rodamco-Westfield
(d)
3,880 192
Vicinity Ltd 127,040 138
Warehouses De Pauw CVA 5,440 135
$ 8,095
Retail - 2 .11%
Alimentation Couche-Tard Inc 244,708 13,321
Associated British Foods PLC 814,268 20,086
Cie Financiere Richemont SA 59,292 6,995
Dufry AG
(d)
1,683 59
Kingfisher PLC 1,599,529 4,085
Next PLC 3,956 331
Swatch Group AG/The - BR 950 243
Swatch Group AG/The - REG 1,836 89
USS Co Ltd 2,500 44
$ 45,253
Semiconductors - 3 .34%
Samsung Electronics Co Ltd 839,550 41,789
SK Hynix Inc 341,451 29,652
SUMCO Corp 11,300 146
$ 71,587
Software - 1 .11%
SAP SE 177,167 23,764
Temenos AG 779 56
$ 23,820
Telecommunications - 1 .57%
BT Group PLC 212,027 291
Deutsche Telekom AG 1,184,245 25,703
Elisa Oyj 3,035 129
HKT Trust & HKT Ltd 118,000 122
KDDI Corp 49,100 1,469
Koninklijke KPN NV 106,044 356
Nokia OYJ 175,684 585
Orange SA 61,142 719
SoftBank Corp 94,200 1,065
Spark New Zealand Ltd 60,570 176
Swisscom AG 850 509
Tele2 AB 17,539 125
Telecom Italia SpA/Milano
(d)
347,610 90
Telefonaktiebolaget LM Ericsson 96,147 431
Telefonica Deutschland Holding AG 31,132 53
Telefonica SA 169,931 656
Telenor ASA 22,975 235
COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Telia Co AB
(f)
77,456 $ 164
Telstra Group Ltd 46,465 113
Vodafone Group PLC 755,054 695
$ 33,686
Transportation - 1 .45%
AP Moller - Maersk A/S - A 64 104
AP Moller - Maersk A/S - B 103 172
Aurizon Holdings Ltd 60,428 132
Canadian Pacific Kansas City Ltd 164,937 11,711
Central Japan Railway Co 23,400 527
Deutsche Post AG 392,708 15,333
East Japan Railway Co 9,900 514
Hankyu Hanshin Holdings Inc 7,500 236
Kawasaki Kisen Kaisha Ltd 4,500 154
Keio Corp 1,800 53
Keisei Electric Railway Co Ltd 2,900 109
Kintetsu Group Holdings Co Ltd 5,900 166
Mitsui OSK Lines Ltd 11,200 289
MTR Corp Ltd 50,000 187
Nippon Express Holdings Inc 2,400 123
Nippon Yusen KK 15,900 389
Odakyu Electric Railway Co Ltd 5,400 77
Poste Italiane SpA
(e)
17,154 170
SITC International Holdings Co Ltd 46,000 71
Tobu Railway Co Ltd 4,300 103
Tokyu Corp 10,500 119
West Japan Railway Co 7,200 274
$ 31,013
Water - 0 .04%
Severn Trent PLC 3,080 100
United Utilities Group PLC 14,553 188
Veolia Environnement SA 22,316 611
$ 899
TOTAL COMMON STOCKS $ 2,046,466
PREFERRED STOCKS - 1 .60 % Shares Held Value (000's)
Automobile Manufacturers - 0 .46%
Bayerische Motoren Werke AG 8.52% 1,898 $ 161
Dr Ing hc F Porsche AG 1.01%
(e)
100,970 8,850
Porsche Automobil Holding SE 2.56% 5,028 225
Volkswagen AG 8.76% 6,771 718
$ 9,954
Consumer Products - 1 .14%
Henkel AG & Co KGaA 1.85% 338,212 24,397
TOTAL PREFERRED STOCKS $ 34,351
Total Investments $ 2,145,360
Other Assets and Liabilities -  (0.03)% (711)
TOTAL NET ASSETS - 100.00% $ 2,144,649
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $249 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $24,347 or 1.14% of net assets.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $218 or 0.01% of net assets.

Schedule of Investments
Overseas Fund
October 31, 2023
See accompanying notes.

Portfolio Summary
Location Percent
United Kingdom 23 .43%
Japan 13 .69%
France 10 .29%
Germany 9 .59%
Switzerland 5 .07%
Netherlands 4 .57%
Italy 4 .42%
Hong Kong 4 .08%
Sweden 4 .01%
Korea, Republic Of 3 .33%
Canada 3 .31%
United States 3 .01%
Norway 2 .80%
Spain 1 .98%
Singapore 1 .43%
Finland 1 .08%
Belgium 0 .96%
Australia 0 .81%
Ireland 0 .60%
South Africa 0 .58%
China 0 .48%
Brazil 0 .27%
Israel 0 .08%
Denmark 0 .05%
Austria 0 .03%
New Zealand 0 .02%
Luxembourg 0 .02%
Portugal 0 .02%
Jordan 0 .01%
Chile 0 .01%
Macao 0 .00%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales October 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.27% $ — $ 1,383,525 $ 1,324,393 $ 59,132
Principal Government Money Market Fund - Institutional Class 5.22% 34,824 308,228 343,052 —
$ 34,824 $ 1,691,753 $ 1,667,445 $ 59,132
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.27% $ 2,349 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.22% 172 — — —
$ 2,521 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; December 2023 Long 122 $ 12,042 $ (388)
Total $ (388)
Amounts in thousands except contracts.

Schedule of Investments
Principal Capital Appreciation Fund
October 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 2 .56 % Shares Held Value (000's)
Money Market Funds - 2 .56%
BlackRock Liquidity FedFund - Institutional Class
5.24%
(a),(b)
88,550 $ 89
Principal Government Money Market Fund - Class
R-6 5.27%
(a),(c)
89,714,851 89,715
$ 89,804
TOTAL INVESTMENT COMPANIES $ 89,804
COMMON STOCKS - 98 .04 % Shares Held Value (000's)
Aerospace & Defense - 0 .66%
RTX Corp 284,029 $ 23,117
Apparel - 1 .66%
Deckers Outdoor Corp
(d)
87,977 52,528
NIKE Inc 54,650 5,616
$ 58,144
Automobile Manufacturers - 2 .83%
Cummins Inc 152,043 32,887
PACCAR Inc 495,954 40,931
Tesla Inc
(d)
126,678 25,442
$ 99,260
Banks - 4 .08%
JPMorgan Chase & Co 555,818 77,292
Morgan Stanley 417,932 29,598
PNC Financial Services Group Inc/The 314,062 35,951
$ 142,841
Beverages - 2 .19%
Keurig Dr Pepper Inc 1,470,396 44,597
Monster Beverage Corp
(d)
626,710 32,025
$ 76,622
Biotechnology - 0 .09%
Recursion Pharmaceuticals Inc
(d),(e)
610,174 3,222
Building Materials - 2 .11%
CRH PLC 652,990 34,981
Trane Technologies PLC 204,183 38,858
$ 73,839
Chemicals - 1 .51%
Air Products and Chemicals Inc 51,231 14,470
Linde PLC 100,542 38,423
$ 52,893
Computers - 6 .67%
Amdocs Ltd 399,409 32,017
Apple Inc 1,180,787 201,643
$ 233,660
Consumer Products - 1 .60%
Avery Dennison Corp 170,915 29,751
Church & Dwight Co Inc 288,581 26,244
$ 55,995
Diversified Financial Services - 6 .09%
Ameriprise Financial Inc 130,223 40,964
BlackRock Inc 30,504 18,677
Nasdaq Inc 809,609 40,157
Visa Inc 482,771 113,499
$ 213,297
Electric - 3 .03%
Constellation Energy Corp 562,729 63,543
NextEra Energy Inc 426,448 24,862
Xcel Energy Inc 297,170 17,613
$ 106,018
Environmental Control - 1 .47%
Republic Services Inc 346,135 51,397
Food - 1 .27%
Simply Good Foods Co/The
(d)
1,195,166 44,568
Healthcare - Products - 3 .03%
Abbott Laboratories 431,613 40,809
GE HealthCare Technologies Inc 461,390 30,714
Thermo Fisher Scientific Inc 78,105 34,739
$ 106,262
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services - 3 .43%
HCA Healthcare Inc 163,050 $ 36,872
UnitedHealth Group Inc 155,132 83,083
$ 119,955
Insurance - 3 .35%
Berkshire Hathaway Inc - Class B
(d)
131,992 45,053
Marsh & McLennan Cos Inc 237,109 44,968
Progressive Corp/The 172,466 27,265
$ 117,286
Internet - 10 .04%
Airbnb Inc
(d)
198,671 23,501
Alphabet Inc - A Shares
(d)
1,140,539 141,518
Amazon.com Inc
(d)
746,043 99,291
Meta Platforms Inc
(d)
261,164 78,681
Shopify Inc
(d)
180,032 8,495
$ 351,486
Leisure Products & Services - 0 .30%
YETI Holdings Inc
(d)
248,289 10,557
Machinery - Construction & Mining - 0 .88%
Caterpillar Inc 71,788 16,228
Epiroc AB - A Shares 874,146 14,401
$ 30,629
Machinery - Diversified - 0 .87%
Deere & Co 83,517 30,514
Media - 2 .51%
Charter Communications Inc
(d)
78,188 31,494
Comcast Corp - Class A 1,368,886 56,521
$ 88,015
Miscellaneous Manufacturers - 1 .12%
Parker-Hannifin Corp 106,445 39,269
Oil & Gas - 5 .24%
Chevron Corp 241,670 35,218
Coterra Energy Inc 791,334 21,762
EOG Resources Inc 310,856 39,246
Exxon Mobil Corp 374,604 39,652
Marathon Petroleum Corp 315,031 47,648
$ 183,526
Pharmaceuticals - 5 .27%
CVS Health Corp 498,068 34,371
Eli Lilly & Co 83,817 46,429
Merck & Co Inc 490,790 50,404
Novartis AG ADR 428,593 40,108
Roche Holding AG ADR 404,269 13,070
$ 184,382
REITs - 1 .26%
American Tower Corp 49,711 8,858
Extra Space Storage Inc 68,963 7,144
Prologis Inc 280,009 28,211
$ 44,213
Retail - 5 .27%
Chipotle Mexican Grill Inc
(d)
4,154 8,068
Costco Wholesale Corp 120,538 66,590
Home Depot Inc/The 95,155 27,090
Lululemon Athletica Inc
(d)
34,411 13,540
O'Reilly Automotive Inc
(d)
37,671 35,050
Starbucks Corp 73,623 6,791
Tractor Supply Co 142,933 27,523
$ 184,652
Semiconductors - 6 .28%
Broadcom Inc 97,503 82,036
Lam Research Corp 58,443 34,377
Microchip Technology Inc 414,652 29,561
NVIDIA Corp 181,584 74,050
$ 220,024
Software - 11 .07%
Adobe Inc
(d)
112,429 59,819
Fair Isaac Corp
(d)
30,265 25,600
Microsoft Corp 747,254 252,654

Schedule of Investments
Principal Capital Appreciation Fund
October 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Roper Technologies Inc 37,954 $ 18,543
Salesforce Inc
(d)
102,727 20,631
ServiceNow Inc
(d)
18,133 10,551
$ 387,798
Telecommunications - 1 .44%
T-Mobile US Inc 350,391 50,407
Transportation - 1 .42%
Expeditors International of Washington Inc 198,279 21,662
Union Pacific Corp 134,305 27,883
$ 49,545
TOTAL COMMON STOCKS $ 3,433,393
Total Investments $ 3,523,197
Other Assets and Liabilities -  (0.60)% (21,169)
TOTAL NET ASSETS - 100.00% $ 3,502,028
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $89 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $85 or 0.00% of net assets.
Portfolio Summary
Sector Percent
Technology 24 .02%
Consumer, Non-cyclical 16 .88%
Financial 14 .78%
Communications 13 .99%
Consumer, Cyclical 10 .06%
Industrial 8 .53%
Energy 5 .24%
Utilities 3 .03%
Money Market Funds 2 .56%
Basic Materials 1 .51%
Other Assets and Liabilities
( 0 .60 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales October 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.27% $ — $ 918,385 $ 828,670 $ 89,715
Principal Government Money Market Fund - Institutional Class 5.22% 93,232 154,459 247,691 —
$ 93,232 $ 1,072,844 $ 1,076,361 $ 89,715
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.27% $ 2,992 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.22% 221 — — —
$ 3,213 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal LifeTime 2015 Fund
October 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 54 .99%
Blue Chip Fund
(a),(b)
284,562 $ 9,558
Core Fixed Income Fund
(a)
10,403,279 82,914
Diversified International Fund
(a)
1,084,581 12,820
Diversified Real Asset Fund
(a)
564,911 5,768
International Small Company Fund
(a)
213,693 1,900
LargeCap Growth Fund I
(a),(b)
592,466 9,391
MidCap Fund
(a),(b)
47,199 1,564
MidCap Value Fund I
(a)
366,581 5,499
Origin Emerging Markets Fund
(a)
378,017 3,345
SmallCap Growth Fund I
(a),(b)
132,629 1,552
SmallCap Value Fund II
(a)
164,333 1,697
$ 136,008
Principal Funds, Inc. Institutional Class - 45 .02%
Equity Income Fund
(a)
247,563 8,204
High Income Fund
(a)
2,148,394 16,628
Inflation Protection Fund
(a)
2,047,618 15,439
LargeCap S&P 500 Index Fund
(a)
432,868 9,216
LargeCap Value Fund III
(a)
498,121 8,284
MidCap Growth Fund III
(a),(b)
376,156 3,856
Overseas Fund
(a)
727,550 7,297
Short-Term Income Fund
(a)
3,665,343 42,408
$ 111,332
TOTAL INVESTMENT COMPANIES $ 247,340
Total Investments $ 247,340
Other Assets and Liabilities -  (0.01)% (35)
TOTAL NET ASSETS - 100.00% $ 247,305
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Fixed Income Funds 63 .64%
Domestic Equity Funds 23 .79%
International Equity Funds 10 .25%
Specialty Funds 2 .33%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2015 Fund
October 31, 2023
See accompanying notes.

Affiliated Securities October 31, 2022 Purchases Sales October 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 10,345 $ 665 $ 3,098 $ 9,558
Core Fixed Income Fund 93,035 8,992 16,844 82,914
Diversified International Fund 11,780 3,887 4,099 12,820
Diversified Real Asset Fund 6,769 1,041 1,210 5,768
Equity Income Fund 10,664 1,174 3,090 8,204
High Income Fund 18,011 2,547 3,674 16,628
Inflation Protection Fund 18,723 2,301 4,514 15,439
International Small Company Fund 2,066 432 733 1,900
LargeCap Growth Fund I 10,311 1,552 3,084 9,391
LargeCap S&P 500 Index Fund 10,582 849 2,889 9,216
LargeCap Value Fund III 10,747 1,519 3,081 8,284
MidCap Fund 1,694 222 417 1,564
MidCap Growth Fund III 4,733 507 1,277 3,856
MidCap Value Fund I 6,663 1,035 1,692 5,499
Origin Emerging Markets Fund 2,865 1,334 989 3,345
Overseas Fund 5,883 2,476 1,853 7,297
Short-Term Income Fund 42,188 7,331 7,775 42,408
SmallCap Growth Fund I 1,978 360 671 1,552
SmallCap Value Fund II 2,059 566 670 1,697
$ 271,096 $ 38,790 $ 61,660 $ 247,340
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 1,189 $ 66 $ 457
Core Fixed Income Fund 2,973 (908) — (1,361)
Diversified International Fund 152 183 — 1,069
Diversified Real Asset Fund 306 3 389 (835)
Equity Income Fund 228 695 363 (1,239)
High Income Fund 1,264 (223) — (33)
Inflation Protection Fund 1,017 53 — (1,124)
International Small Company Fund 31 — — 135
LargeCap Growth Fund I — 357 954 255
LargeCap S&P 500 Index Fund 148 (220) 133 894
LargeCap Value Fund III 166 362 770 (1,263)
MidCap Fund — 131 51 (66)
MidCap Growth Fund III — 71 83 (178)
MidCap Value Fund I 97 51 347 (558)
Origin Emerging Markets Fund 100 13 — 122
Overseas Fund 178 43 378 748
Short-Term Income Fund 1,299 (27) — 691
SmallCap Growth Fund I — 229 15 (344)
SmallCap Value Fund II 55 67 154 (325)
$ 8,014 $ 2,069 $ 3,703 $ (2,955)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2020 Fund
October 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 57 .38%
Blue Chip Fund
(a),(b)
3,266,045 $ 109,706
Core Fixed Income Fund
(a)
93,200,972 742,812
Diversified International Fund
(a)
12,695,704 150,063
Diversified Real Asset Fund
(a)
5,057,067 51,633
International Small Company Fund
(a)
2,469,200 21,951
LargeCap Growth Fund I
(a),(b)
6,802,950 107,827
MidCap Fund
(a),(b)
486,175 16,107
MidCap Value Fund I
(a)
4,204,701 63,070
Origin Emerging Markets Fund
(a)
4,251,608 37,627
SmallCap Growth Fund I
(a),(b)
1,600,606 18,727
SmallCap Value Fund II
(a)
1,855,535 19,168
$ 1,338,691
Principal Funds, Inc. Institutional Class - 42 .63%
Equity Income Fund
(a)
2,834,159 93,924
High Income Fund
(a)
18,073,948 139,892
Inflation Protection Fund
(a)
17,203,159 129,712
LargeCap S&P 500 Index Fund
(a)
4,885,865 104,020
LargeCap Value Fund III
(a)
5,699,054 94,775
MidCap Growth Fund III
(a),(b)
4,463,495 45,751
Overseas Fund
(a)
8,162,121 81,866
Short-Term Income Fund
(a)
26,325,033 304,581
$ 994,521
TOTAL INVESTMENT COMPANIES $ 2,333,212
Total Investments $ 2,333,212
Other Assets and Liabilities -  (0.01)% (210)
TOTAL NET ASSETS - 100.00% $ 2,333,002
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Fixed Income Funds 56 .45%
Domestic Equity Funds 28 .85%
International Equity Funds 12 .49%
Specialty Funds 2 .22%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2020 Fund
October 31, 2023
See accompanying notes.

Affiliated Securities October 31, 2022 Purchases Sales October 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 120,566 $ 2,542 $ 32,616 $ 109,706
Core Fixed Income Fund 863,447 38,055 139,298 742,812
Diversified International Fund 139,183 35,236 39,452 150,063
Diversified Real Asset Fund 63,199 6,592 10,484 51,633
Equity Income Fund 124,239 8,485 32,491 93,924
High Income Fund 155,956 14,761 28,757 139,892
Inflation Protection Fund 162,803 12,800 36,741 129,712
International Small Company Fund 25,671 3,503 9,073 21,951
LargeCap Growth Fund I 120,172 13,055 32,467 107,827
LargeCap S&P 500 Index Fund 123,265 5,004 32,166 104,020
LargeCap Value Fund III 125,197 12,619 32,400 94,775
MidCap Fund 19,753 1,383 5,853 16,107
MidCap Growth Fund III 55,970 3,211 12,216 45,751
MidCap Value Fund I 78,478 8,255 17,727 63,070
Origin Emerging Markets Fund 33,034 13,229 10,279 37,627
Overseas Fund 68,036 23,844 19,352 81,866
Short-Term Income Fund 306,360 43,738 50,407 304,581
SmallCap Growth Fund I 23,491 2,353 5,790 18,727
SmallCap Value Fund II 24,425 4,741 6,984 19,168
$ 2,633,245 $ 253,406 $ 554,553 $ 2,333,212
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 14,090 $ 787 $ 5,124
Core Fixed Income Fund 27,418 (13,438) — (5,954)
Diversified International Fund 1,805 191 — 14,905
Diversified Real Asset Fund 2,851 74 3,685 (7,748)
Equity Income Fund 2,658 11,146 4,287 (17,455)
High Income Fund 10,875 (2,313) — 245
Inflation Protection Fund 8,913 148 — (9,298)
International Small Company Fund 388 (48) — 1,898
LargeCap Growth Fund I — 4,623 11,301 2,444
LargeCap S&P 500 Index Fund 1,749 (2,637) 1,573 10,554
LargeCap Value Fund III 1,970 4,896 9,110 (15,537)
MidCap Fund — 2,551 604 (1,727)
MidCap Growth Fund III — 912 995 (2,126)
MidCap Value Fund I 1,155 486 4,142 (6,422)
Origin Emerging Markets Fund 1,160 141 — 1,502
Overseas Fund 2,068 424 4,397 8,914
Short-Term Income Fund 9,408 (90) — 4,980
SmallCap Growth Fund I — 1,896 183 (3,223)
SmallCap Value Fund II 663 977 1,859 (3,991)
$ 73,081 $ 24,029 $ 42,923 $ (22,915)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2025 Fund
October 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 60 .00%
Blue Chip Fund
(a),(b)
2,456,604 $ 82,517
Core Fixed Income Fund
(a)
55,605,074 443,173
Diversified International Fund
(a)
9,229,756 109,096
Diversified Real Asset Fund
(a)
3,658,854 37,357
International Small Company Fund
(a)
1,887,772 16,782
LargeCap Growth Fund I
(a),(b)
5,138,686 81,448
MidCap Fund
(a),(b)
395,749 13,111
MidCap Value Fund I
(a)
3,064,074 45,961
Origin Emerging Markets Fund
(a)
3,148,500 27,864
SmallCap Growth Fund I
(a),(b)
1,136,820 13,301
SmallCap Value Fund II
(a)
1,397,267 14,434
$ 885,044
Principal Funds, Inc. Institutional Class - 40 .00%
Equity Income Fund
(a)
2,145,760 71,110
High Income Fund
(a)
9,950,870 77,020
Inflation Protection Fund
(a)
9,507,816 71,689
LargeCap S&P 500 Index Fund
(a)
3,752,701 79,895
LargeCap Value Fund III
(a)
4,319,033 71,825
MidCap Growth Fund III
(a),(b)
3,219,208 32,997
Overseas Fund
(a)
5,933,166 59,510
Short-Term Income Fund
(a)
10,893,135 126,034
$ 590,080
TOTAL INVESTMENT COMPANIES $ 1,475,124
Total Investments $ 1,475,124
Other Assets and Liabilities -  0.00% (70)
TOTAL NET ASSETS - 100.00% $ 1,475,054
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Fixed Income Funds 48 .66%
Domestic Equity Funds 34 .35%
International Equity Funds 14 .46%
Specialty Funds 2 .53%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2025 Fund
October 31, 2023
See accompanying notes.

Affiliated Securities October 31, 2022 Purchases Sales October 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 81,795 $ 5,465 $ 18,292 $ 82,517
Core Fixed Income Fund 466,788 43,880 54,663 443,173
Diversified International Fund 100,199 25,797 27,528 109,096
Diversified Real Asset Fund 41,124 5,885 4,335 37,357
Equity Income Fund 84,282 9,845 18,142 71,110
High Income Fund 79,045 10,379 11,162 77,020
Inflation Protection Fund 79,852 10,627 13,915 71,689
International Small Company Fund 17,778 2,458 4,611 16,782
LargeCap Growth Fund I 81,527 13,126 18,230 81,448
LargeCap S&P 500 Index Fund 83,596 7,369 16,503 79,895
LargeCap Value Fund III 84,928 12,684 18,082 71,825
MidCap Fund 13,328 1,661 2,381 13,111
MidCap Growth Fund III 37,565 3,820 7,380 32,997
MidCap Value Fund I 52,735 7,935 10,472 45,961
Origin Emerging Markets Fund 23,223 9,796 6,197 27,864
Overseas Fund 48,732 16,883 12,712 59,510
Short-Term Income Fund 106,527 31,127 13,284 126,034
SmallCap Growth Fund I 16,305 1,869 3,919 13,301
SmallCap Value Fund II 16,952 3,563 3,905 14,434
$ 1,516,281 $ 224,169 $ 265,713 $ 1,475,124
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (376) $ 550 $ 13,925
Core Fixed Income Fund 15,460 (390) — (12,442)
Diversified International Fund 1,271 519 — 10,109
Diversified Real Asset Fund 1,922 — 2,429 (5,317)
Equity Income Fund 1,916 (194) 2,992 (4,681)
High Income Fund 5,750 (76) — (1,166)
Inflation Protection Fund 4,500 (16) — (4,859)
International Small Company Fund 262 (44) — 1,201
LargeCap Growth Fund I — 728 7,910 4,297
LargeCap S&P 500 Index Fund 1,224 (683) 1,099 6,116
LargeCap Value Fund III 1,379 (171) 6,369 (7,534)
MidCap Fund — 651 413 (148)
MidCap Growth Fund III — 385 675 (1,393)
MidCap Value Fund I 786 (16) 2,815 (4,221)
Origin Emerging Markets Fund 798 42 — 1,000
Overseas Fund 1,446 122 3,061 6,485
Short-Term Income Fund 3,589 9 — 1,655
SmallCap Growth Fund I — 148 129 (1,102)
SmallCap Value Fund II 467 129 1,309 (2,305)
$ 40,770 $ 767 $ 29,751 $ (380)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2030 Fund
October 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 69 .98%
Blue Chip Fund
(a),(b)
9,696,213 $ 325,696
Core Fixed Income Fund
(a)
212,474,378 1,693,421
Diversified International Fund
(a)
37,068,120 438,145
International Small Company Fund
(a)
7,842,948 69,724
LargeCap Growth Fund I
(a),(b)
20,217,560 320,448
MidCap Fund
(a),(b)
1,573,481 52,129
MidCap Value Fund I
(a)
12,441,041 186,616
Origin Emerging Markets Fund
(a)
12,629,200 111,768
Real Estate Securities Fund
(a)
4,594,760 107,471
SmallCap Growth Fund I
(a),(b)
4,509,872 52,766
SmallCap Value Fund II
(a)
5,796,887 59,882
$ 3,418,066
Principal Funds, Inc. Institutional Class - 30 .03%
Equity Income Fund
(a)
8,434,274 279,512
High Income Fund
(a)
30,431,304 235,538
LargeCap S&P 500 Index Fund
(a)
13,979,287 297,619
LargeCap Value Fund III
(a)
16,988,394 282,517
MidCap Growth Fund III
(a),(b)
12,899,266 132,217
Overseas Fund
(a)
23,870,936 239,426
$ 1,466,829
TOTAL INVESTMENT COMPANIES $ 4,884,895
Total Investments $ 4,884,895
Other Assets and Liabilities -  (0.01)% (262)
TOTAL NET ASSETS - 100.00% $ 4,884,633
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 42 .93%
Fixed Income Funds 39 .49%
International Equity Funds 17 .59%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales October 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 319,075 $ 10,056 $ 57,096 $ 325,696
Core Fixed Income Fund 1,718,416 170,960 145,399 1,693,421
Diversified International Fund 390,943 85,981 79,707 438,145
Equity Income Fund 328,766 26,563 56,591 279,512
High Income Fund 242,479 23,111 26,227 235,538
International Small Company Fund 72,072 7,141 14,024 69,724
LargeCap Growth Fund I 318,030 38,848 56,868 320,448
LargeCap S&P 500 Index Fund 326,078 16,675 66,703 297,619
LargeCap Value Fund III 331,292 37,643 56,254 282,517
MidCap Fund 52,195 5,466 7,465 52,129
MidCap Growth Fund III 147,208 12,695 23,475 132,217
MidCap Value Fund I 206,605 27,814 30,788 186,616
Origin Emerging Markets Fund 91,634 34,580 18,447 111,768
Overseas Fund 190,082 59,470 35,570 239,426
Real Estate Securities Fund 121,874 5,695 10,295 107,471
SmallCap Growth Fund I 63,738 5,242 12,390 52,766
SmallCap Value Fund II 66,258 11,952 9,636 59,882
$ 4,986,745 $ 579,892 $ 706,935 $ 4,884,895
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (1,689) $ 2,152 $ 55,350
Core Fixed Income Fund 58,022 (332) — (50,224)
Diversified International Fund 4,940 32 — 40,896
Equity Income Fund 7,525 (641) 11,702 (18,585)
High Income Fund 17,722 (184) — (3,641)
International Small Company Fund 1,061 (55) — 4,590
LargeCap Growth Fund I — 4,358 30,944 16,080
LargeCap S&P 500 Index Fund 4,783 (4,341) 4,299 25,910
LargeCap Value Fund III 5,391 1,803 24,913 (31,967)
MidCap Fund — (855) 1,618 2,788
MidCap Growth Fund III — 1,401 2,649 (5,612)
MidCap Value Fund I 3,080 (820) 11,044 (16,195)
Origin Emerging Markets Fund 3,136 128 — 3,873
Overseas Fund 5,619 346 11,916 25,098
Real Estate Securities Fund 2,269 (1,185) 1,912 (8,618)
SmallCap Growth Fund I — 2,357 504 (6,181)
SmallCap Value Fund II 1,830 328 5,125 (9,020)
$ 115,378 $ 651 $ 108,778 $ 24,542
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2035 Fund
October 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 66 .82%
Blue Chip Fund
(a),(b)
3,750,750 $ 125,988
Core Fixed Income Fund
(a)
54,387,540 433,469
Diversified International Fund
(a)
14,587,616 172,426
International Small Company Fund
(a)
2,959,095 26,306
LargeCap Growth Fund I
(a),(b)
7,824,576 124,019
MidCap Fund
(a),(b)
732,464 24,266
MidCap Value Fund I
(a)
4,851,596 72,774
Origin Emerging Markets Fund
(a)
4,893,702 43,309
Real Estate Securities Fund
(a)
1,558,513 36,454
SmallCap Growth Fund I
(a),(b)
1,754,119 20,523
SmallCap Value Fund II
(a)
2,220,152 22,934
$ 1,102,468
Principal Funds, Inc. Institutional Class - 33 .18%
Equity Income Fund
(a)
3,274,430 108,515
High Income Fund
(a)
9,236,079 71,487
LargeCap S&P 500 Index Fund
(a)
5,551,038 118,182
LargeCap Value Fund III
(a)
6,600,524 109,767
MidCap Growth Fund III
(a),(b)
4,641,779 47,578
Overseas Fund
(a)
9,157,456 91,849
$ 547,378
TOTAL INVESTMENT COMPANIES $ 1,649,846
Total Investments $ 1,649,846
Other Assets and Liabilities -  0.00% (27)
TOTAL NET ASSETS - 100.00% $ 1,649,819
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 49 .16%
Fixed Income Funds 30 .60%
International Equity Funds 20 .24%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales October 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 112,828 $ 12,815 $ 19,147 $ 125,988
Core Fixed Income Fund 380,023 90,464 22,698 433,469
Diversified International Fund 140,514 43,694 25,929 172,426
Equity Income Fund 116,253 18,717 18,928 108,515
High Income Fund 63,194 14,863 5,301 71,487
International Small Company Fund 25,097 4,721 4,932 26,306
LargeCap Growth Fund I 112,458 23,148 19,078 124,019
LargeCap S&P 500 Index Fund 115,311 15,030 19,820 118,182
LargeCap Value Fund III 117,147 22,597 18,820 109,767
MidCap Fund 22,967 3,685 3,214 24,266
MidCap Growth Fund III 48,615 7,584 6,928 47,578
MidCap Value Fund I 74,607 14,708 10,047 72,774
Origin Emerging Markets Fund 32,265 16,305 6,408 43,309
Overseas Fund 68,597 26,830 12,608 91,849
Real Estate Securities Fund 37,163 4,834 2,175 36,454
SmallCap Growth Fund I 23,133 3,370 4,443 20,523
SmallCap Value Fund II 24,048 5,744 3,576 22,934
$ 1,514,220 $ 329,109 $ 204,052 $ 1,649,846
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (210) $ 772 $ 19,702
Core Fixed Income Fund 13,697 (5) — (14,315)
Diversified International Fund 1,794 37 — 14,110
Equity Income Fund 2,795 (139) 4,196 (7,388)
High Income Fund 4,952 14 — (1,283)
International Small Company Fund 373 (13) — 1,433
LargeCap Growth Fund I — (96) 11,102 7,587
LargeCap S&P 500 Index Fund 1,717 (258) 1,542 7,919
LargeCap Value Fund III 1,935 (106) 8,934 (11,051)
MidCap Fund — 67 721 761
MidCap Growth Fund III — (16) 886 (1,677)
MidCap Value Fund I 1,126 (81) 4,036 (6,413)
Origin Emerging Markets Fund 1,116 — — 1,147
Overseas Fund 2,045 (17) 4,325 9,047
Real Estate Securities Fund 746 1 590 (3,369)
SmallCap Growth Fund I — 102 186 (1,639)
SmallCap Value Fund II 675 (5) 1,888 (3,277)
$ 32,971 $ (725) $ 39,178 $ 11,294
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2040 Fund
October 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 62 .92%
Blue Chip Fund
(a),(b)
10,460,505 $ 351,368
Core Fixed Income Fund
(a)
77,622,957 618,655
Diversified International Fund
(a)
40,546,216 479,256
International Small Company Fund
(a)
8,467,987 75,280
LargeCap Growth Fund I
(a),(b)
21,814,911 345,766
MidCap Fund
(a),(b)
2,044,544 67,736
MidCap Value Fund I
(a)
13,466,471 201,997
Origin Emerging Markets Fund
(a)
13,838,972 122,475
Real Estate Securities Fund
(a)
3,708,427 86,740
SmallCap Growth Fund I
(a),(b)
4,997,274 58,468
SmallCap Value Fund II
(a)
6,121,801 63,238
$ 2,470,979
Principal Funds, Inc. Institutional Class - 37 .08%
Equity Income Fund
(a)
9,107,662 301,828
High Income Fund
(a)
15,824,712 122,483
LargeCap S&P 500 Index Fund
(a)
15,778,713 335,929
LargeCap Value Fund III
(a)
18,355,077 305,245
MidCap Growth Fund III
(a),(b)
13,021,801 133,473
Overseas Fund
(a)
25,633,661 257,106
$ 1,456,064
TOTAL INVESTMENT COMPANIES $ 3,927,043
Total Investments $ 3,927,043
Other Assets and Liabilities -  0.00% (168)
TOTAL NET ASSETS - 100.00% $ 3,926,875
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 57 .34%
International Equity Funds 23 .79%
Fixed Income Funds 18 .87%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales October 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 329,949 $ 15,118 $ 50,389 $ 351,368
Core Fixed Income Fund 568,208 106,681 36,556 618,655
Diversified International Fund 416,387 89,861 69,619 479,256
Equity Income Fund 339,942 32,513 49,730 301,828
High Income Fund 116,421 18,104 9,960 122,483
International Small Company Fund 75,648 7,076 11,980 75,280
LargeCap Growth Fund I 328,868 45,270 50,235 345,766
LargeCap S&P 500 Index Fund 337,168 22,044 45,961 335,929
LargeCap Value Fund III 342,546 44,030 49,397 305,245
MidCap Fund 66,360 8,111 9,131 67,736
MidCap Growth Fund III 140,336 15,278 17,538 133,473
MidCap Value Fund I 215,374 33,275 28,459 201,997
Origin Emerging Markets Fund 98,093 36,635 16,330 122,475
Overseas Fund 202,456 61,487 33,678 257,106
Real Estate Securities Fund 94,570 5,950 5,816 86,740
SmallCap Growth Fund I 66,311 6,681 10,161 58,468
SmallCap Value Fund II 68,922 13,603 10,096 63,238
$ 3,807,559 $ 561,717 $ 505,036 $ 3,927,043
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (392) $ 2,254 $ 57,082
Core Fixed Income Fund 19,972 10 — (19,688)
Diversified International Fund 5,173 (38) — 42,665
Equity Income Fund 7,999 (468) 12,255 (20,429)
High Income Fund 8,820 42 — (2,124)
International Small Company Fund 1,095 (53) — 4,589
LargeCap Growth Fund I — 922 32,406 20,941
LargeCap S&P 500 Index Fund 5,007 (1,578) 4,502 24,256
LargeCap Value Fund III 5,644 (522) 26,080 (31,412)
MidCap Fund — 424 2,064 1,972
MidCap Growth Fund III — 74 2,531 (4,677)
MidCap Value Fund I 3,218 (288) 11,539 (17,905)
Origin Emerging Markets Fund 3,301 56 — 4,021
Overseas Fund 5,883 197 12,464 26,644
Real Estate Securities Fund 1,816 22 1,485 (7,986)
SmallCap Growth Fund I — 1,052 526 (5,415)
SmallCap Value Fund II 1,909 47 5,347 (9,238)
$ 69,837 $ (493) $ 113,453 $ 63,296
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2045 Fund
October 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 60 .49%
Blue Chip Fund
(a),(b)
3,867,732 $ 129,917
Core Fixed Income Fund
(a)
14,022,453 111,759
Diversified International Fund
(a)
15,147,552 179,044
International Small Company Fund
(a)
3,168,366 28,167
LargeCap Growth Fund I
(a),(b)
8,070,673 127,920
MidCap Fund
(a),(b)
748,749 24,806
MidCap Value Fund I
(a)
5,001,208 75,018
Origin Emerging Markets Fund
(a)
5,053,863 44,727
Real Estate Securities Fund
(a)
1,240,219 29,009
SmallCap Growth Fund I
(a),(b)
1,853,847 21,690
SmallCap Value Fund II
(a)
2,258,325 23,328
$ 795,385
Principal Funds, Inc. Institutional Class - 39 .51%
Equity Income Fund
(a)
3,378,944 111,978
High Income Fund
(a)
3,734,538 28,905
LargeCap S&P 500 Index Fund
(a)
5,763,529 122,706
LargeCap Value Fund III
(a)
6,815,805 113,347
MidCap Growth Fund III
(a),(b)
4,808,779 49,290
Overseas Fund
(a)
9,306,536 93,345
$ 519,571
TOTAL INVESTMENT COMPANIES $ 1,314,956
Total Investments $ 1,314,956
Other Assets and Liabilities -  0.00% 53
TOTAL NET ASSETS - 100.00% $ 1,315,009
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 63 .04%
International Equity Funds 26 .26%
Fixed Income Funds 10 .70%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales October 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 111,965 $ 13,906 $ 15,728 $ 129,917
Core Fixed Income Fund 90,062 30,467 4,919 111,759
Diversified International Fund 141,653 44,315 20,974 179,044
Equity Income Fund 115,348 19,815 15,497 111,978
High Income Fund 23,480 7,680 1,725 28,905
International Small Company Fund 25,761 4,842 3,817 28,167
LargeCap Growth Fund I 111,597 24,216 15,674 127,920
LargeCap S&P 500 Index Fund 114,405 16,113 15,586 122,706
LargeCap Value Fund III 116,229 23,670 15,382 113,347
MidCap Fund 22,822 4,087 2,925 24,806
MidCap Growth Fund III 48,319 8,347 5,575 49,290
MidCap Value Fund I 74,117 15,888 8,434 75,018
Origin Emerging Markets Fund 32,895 16,566 5,870 44,727
Overseas Fund 67,975 26,587 10,082 93,345
Real Estate Securities Fund 29,096 4,080 1,482 29,009
SmallCap Growth Fund I 22,969 3,588 3,240 21,690
SmallCap Value Fund II 23,870 5,905 3,184 23,328
$ 1,172,563 $ 270,072 $ 150,094 $ 1,314,956
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 66 $ 767 $ 19,708
Core Fixed Income Fund 3,366 (5) — (3,846)
Diversified International Fund 1,792 (3) — 14,053
Equity Income Fund 2,832 (79) 4,168 (7,609)
High Income Fund 1,915 1 — (531)
International Small Company Fund 379 (6) — 1,387
LargeCap Growth Fund I — (83) 11,076 7,864
LargeCap S&P 500 Index Fund 1,711 (52) 1,538 7,826
LargeCap Value Fund III 1,928 (50) 8,908 (11,120)
MidCap Fund — 29 713 793
MidCap Growth Fund III — (1) 880 (1,800)
MidCap Value Fund I 1,118 (10) 4,009 (6,543)
Origin Emerging Markets Fund 1,127 (12) — 1,148
Overseas Fund 2,008 (9) 4,241 8,874
Real Estate Securities Fund 595 3 460 (2,688)
SmallCap Growth Fund I — 31 185 (1,658)
SmallCap Value Fund II 669 (4) 1,874 (3,259)
$ 19,440 $ (184) $ 38,819 $ 22,599
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2050 Fund
October 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 58 .73%
Blue Chip Fund
(a),(b)
8,426,907 $ 283,060
Core Fixed Income Fund
(a)
10,251,007 81,701
Diversified International Fund
(a)
32,713,301 386,671
International Small Company Fund
(a)
6,833,458 60,749
LargeCap Growth Fund I
(a),(b)
17,576,354 278,585
MidCap Fund
(a),(b)
1,651,396 54,711
MidCap Value Fund I
(a)
10,901,634 163,524
Origin Emerging Markets Fund
(a)
11,135,627 98,550
Real Estate Securities Fund
(a)
2,515,220 58,831
SmallCap Growth Fund I
(a),(b)
4,053,910 47,431
SmallCap Value Fund II
(a)
4,952,065 51,155
$ 1,564,968
Principal Funds, Inc. Institutional Class - 41 .27%
Equity Income Fund
(a)
7,358,972 243,876
High Income Fund
(a)
3,681,250 28,493
LargeCap S&P 500 Index Fund
(a)
12,563,384 267,475
LargeCap Value Fund III
(a)
14,837,352 246,745
MidCap Growth Fund III
(a),(b)
10,412,475 106,728
Overseas Fund
(a)
20,579,942 206,417
$ 1,099,734
TOTAL INVESTMENT COMPANIES $ 2,664,702
Total Investments $ 2,664,702
Other Assets and Liabilities -  0.00% (33)
TOTAL NET ASSETS - 100.00% $ 2,664,669
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 67 .62%
International Equity Funds 28 .24%
Fixed Income Funds 4 .14%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales October 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 252,340 $ 18,020 $ 31,278 $ 283,060
Core Fixed Income Fund 81,230 7,621 4,600 81,701
Diversified International Fund 318,120 78,611 42,103 386,671
Equity Income Fund 259,937 31,327 30,768 243,876
High Income Fund 27,510 3,481 2,012 28,493
International Small Company Fund 57,625 7,096 7,244 60,749
LargeCap Growth Fund I 251,511 41,141 31,160 278,585
LargeCap S&P 500 Index Fund 257,832 23,374 31,131 267,475
LargeCap Value Fund III 261,928 40,050 30,511 246,745
MidCap Fund 51,048 7,043 5,212 54,711
MidCap Growth Fund III 108,120 13,684 11,322 106,728
MidCap Value Fund I 165,803 28,378 16,358 163,524
Origin Emerging Markets Fund 75,057 31,150 10,526 98,550
Overseas Fund 155,010 51,456 20,377 206,417
Real Estate Securities Fund 62,246 5,363 3,386 58,831
SmallCap Growth Fund I 51,302 5,672 6,039 47,431
SmallCap Value Fund II 53,306 10,993 5,985 51,155
$ 2,489,925 $ 404,460 $ 290,012 $ 2,664,702
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (408) $ 1,724 $ 44,386
Core Fixed Income Fund 2,798 1 — (2,551)
Diversified International Fund 3,976 82 — 31,961
Equity Income Fund 6,236 (189) 9,374 (16,431)
High Income Fund 2,090 (3) — (483)
International Small Company Fund 839 (36) — 3,308
LargeCap Growth Fund I — 174 24,845 16,919
LargeCap S&P 500 Index Fund 3,839 (503) 3,450 17,903
LargeCap Value Fund III 4,327 (260) 19,987 (24,462)
MidCap Fund — 196 1,590 1,636
MidCap Growth Fund III — (90) 1,957 (3,664)
MidCap Value Fund I 2,486 (19) 8,913 (14,280)
Origin Emerging Markets Fund 2,541 (2) — 2,871
Overseas Fund 4,528 (24) 9,589 20,352
Real Estate Securities Fund 1,221 7 979 (5,399)
SmallCap Growth Fund I — 348 409 (3,852)
SmallCap Value Fund II 1,483 (16) 4,154 (7,143)
$ 36,364 $ (742) $ 86,971 $ 61,071
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2055 Fund
October 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 99 .99 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 58 .80%
Blue Chip Fund
(a),(b)
2,650,921 $ 89,044
Core Fixed Income Fund
(a)
3,272,715 26,084
Diversified International Fund
(a)
10,368,748 122,559
International Small Company Fund
(a)
2,178,540 19,367
LargeCap Growth Fund I
(a),(b)
5,532,295 87,687
MidCap Fund
(a),(b)
517,349 17,140
MidCap Value Fund I
(a)
3,435,359 51,530
Origin Emerging Markets Fund
(a)
3,509,182 31,056
Real Estate Securities Fund
(a)
792,897 18,546
SmallCap Growth Fund I
(a),(b)
1,285,547 15,041
SmallCap Value Fund II
(a)
1,562,407 16,140
$ 494,194
Principal Funds, Inc. Institutional Class - 41 .19%
Equity Income Fund
(a)
2,322,058 76,953
High Income Fund
(a)
1,172,416 9,074
LargeCap S&P 500 Index Fund
(a)
3,955,570 84,214
LargeCap Value Fund III
(a)
4,688,708 77,973
MidCap Growth Fund III
(a),(b)
3,299,399 33,819
Overseas Fund
(a)
6,400,064 64,193
$ 346,226
TOTAL INVESTMENT COMPANIES $ 840,420
Total Investments $ 840,420
Other Assets and Liabilities -  0.01% 125
TOTAL NET ASSETS - 100.00% $ 840,545
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 67 .58%
International Equity Funds 28 .23%
Fixed Income Funds 4 .18%
Other Assets and Liabilities
0 .01%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales October 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 71,771 $ 13,369 $ 9,086 $ 89,044
Core Fixed Income Fund 23,218 5,078 1,321 26,084
Diversified International Fund 90,550 35,702 12,394 122,559
Equity Income Fund 73,925 17,198 8,921 76,953
High Income Fund 7,860 1,955 574 9,074
International Small Company Fund 16,402 4,312 2,133 19,367
LargeCap Growth Fund I 71,535 20,049 9,058 87,687
LargeCap S&P 500 Index Fund 73,330 14,901 9,040 84,214
LargeCap Value Fund III 74,492 19,692 8,852 77,973
MidCap Fund 14,522 3,658 1,529 17,140
MidCap Growth Fund III 30,763 7,723 3,331 33,819
MidCap Value Fund I 47,169 13,544 4,805 51,530
Origin Emerging Markets Fund 21,365 12,156 3,093 31,056
Overseas Fund 44,110 20,397 5,955 64,193
Real Estate Securities Fund 17,583 3,658 971 18,546
SmallCap Growth Fund I 14,612 3,361 1,785 15,041
SmallCap Value Fund II 15,180 4,881 1,765 16,140
$ 708,387 $ 201,634 $ 84,613 $ 840,420
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 26 $ 497 $ 12,964
Core Fixed Income Fund 850 (1) — (890)
Diversified International Fund 1,154 (9) — 8,710
Equity Income Fund 1,876 (6) 2,696 (5,243)
High Income Fund 634 — — (167)
International Small Company Fund 243 (3) — 789
LargeCap Growth Fund I — 4 7,175 5,157
LargeCap S&P 500 Index Fund 1,108 (8) 996 5,031
LargeCap Value Fund III 1,249 18 5,767 (7,377)
MidCap Fund — 8 458 481
MidCap Growth Fund III — — 566 (1,336)
MidCap Value Fund I 718 7 2,573 (4,385)
Origin Emerging Markets Fund 738 (1) — 629
Overseas Fund 1,310 (5) 2,763 5,646
Real Estate Securities Fund 375 1 281 (1,725)
SmallCap Growth Fund I — — 119 (1,147)
SmallCap Value Fund II 430 (2) 1,205 (2,154)
$ 10,685 $ 29 $ 25,096 $ 14,983
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2060 Fund
October 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 99 .99 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 58 .81%
Blue Chip Fund
(a),(b)
2,535,342 $ 85,162
Core Fixed Income Fund
(a)
3,136,580 24,998
Diversified International Fund
(a)
9,931,061 117,385
International Small Company Fund
(a)
2,089,696 18,577
LargeCap Growth Fund I
(a),(b)
5,291,199 83,865
MidCap Fund
(a),(b)
494,405 16,380
MidCap Value Fund I
(a)
3,287,178 49,308
Origin Emerging Markets Fund
(a)
3,357,473 29,714
Real Estate Securities Fund
(a)
759,081 17,755
SmallCap Growth Fund I
(a),(b)
1,231,682 14,411
SmallCap Value Fund II
(a)
1,495,492 15,448
$ 473,003
Principal Funds, Inc. Institutional Class - 41 .18%
Equity Income Fund
(a)
2,223,121 73,674
High Income Fund
(a)
1,123,076 8,693
LargeCap S&P 500 Index Fund
(a)
3,783,759 80,556
LargeCap Value Fund III
(a)
4,488,692 74,647
MidCap Growth Fund III
(a),(b)
3,159,993 32,390
Overseas Fund
(a)
6,108,661 61,270
$ 331,230
TOTAL INVESTMENT COMPANIES $ 804,233
Total Investments $ 804,233
Other Assets and Liabilities -  0.01% 119
TOTAL NET ASSETS - 100.00% $ 804,352
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 67 .59%
International Equity Funds 28 .21%
Fixed Income Funds 4 .19%
Other Assets and Liabilities
0 .01%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales October 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 67,425 $ 14,276 $ 8,799 $ 85,162
Core Fixed Income Fund 21,813 5,381 1,329 24,998
Diversified International Fund 85,132 36,252 12,085 117,385
Equity Income Fund 69,445 17,905 8,643 73,674
High Income Fund 7,389 2,036 570 8,693
International Small Company Fund 15,421 4,532 2,086 18,577
LargeCap Growth Fund I 67,203 20,556 8,771 83,865
LargeCap S&P 500 Index Fund 68,887 15,714 8,752 80,556
LargeCap Value Fund III 69,976 20,213 8,575 74,647
MidCap Fund 13,643 3,780 1,495 16,380
MidCap Growth Fund III 28,911 8,051 3,260 32,390
MidCap Value Fund I 44,318 13,854 4,696 49,308
Origin Emerging Markets Fund 20,084 12,088 3,011 29,714
Overseas Fund 41,451 20,337 5,780 61,270
Real Estate Securities Fund 16,506 3,882 977 17,755
SmallCap Growth Fund I 13,743 3,568 1,788 14,411
SmallCap Value Fund II 14,276 4,996 1,774 15,448
$ 665,623 $ 207,421 $ 82,391 $ 804,233
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 20 $ 467 $ 12,240
Core Fixed Income Fund 805 — — (867)
Diversified International Fund 1,085 (6) — 8,092
Equity Income Fund 1,778 9 2,536 (5,042)
High Income Fund 601 — — (162)
International Small Company Fund 229 (3) — 713
LargeCap Growth Fund I — (7) 6,747 4,884
LargeCap S&P 500 Index Fund 1,042 (5) 936 4,712
LargeCap Value Fund III 1,174 17 5,421 (6,984)
MidCap Fund — 9 430 443
MidCap Growth Fund III — — 532 (1,312)
MidCap Value Fund I 675 4 2,419 (4,172)
Origin Emerging Markets Fund 693 — — 553
Overseas Fund 1,231 (4) 2,597 5,266
Real Estate Securities Fund 359 1 262 (1,657)
SmallCap Growth Fund I — — 112 (1,112)
SmallCap Value Fund II 405 (1) 1,134 (2,049)
$ 10,077 $ 34 $ 23,593 $ 13,546
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2065 Fund
October 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 99 .99 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 58 .96%
Blue Chip Fund
(a),(b)
442,267 $ 14,856
Core Fixed Income Fund
(a)
556,503 4,435
Diversified International Fund
(a)
1,755,488 20,750
International Small Company Fund
(a)
372,547 3,312
LargeCap Growth Fund I
(a),(b)
924,423 14,652
MidCap Fund
(a),(b)
85,713 2,839
MidCap Value Fund I
(a)
575,456 8,632
Origin Emerging Markets Fund
(a)
587,676 5,201
Real Estate Securities Fund
(a)
134,550 3,147
SmallCap Growth Fund I
(a),(b)
219,072 2,563
SmallCap Value Fund II
(a)
263,866 2,726
$ 83,113
Principal Funds, Inc. Institutional Class - 41 .03%
Equity Income Fund
(a)
389,462 12,907
High Income Fund
(a)
198,386 1,536
LargeCap S&P 500 Index Fund
(a)
661,005 14,073
LargeCap Value Fund III
(a)
788,423 13,111
MidCap Growth Fund III
(a),(b)
559,034 5,730
Overseas Fund
(a)
1,044,207 10,473
$ 57,830
TOTAL INVESTMENT COMPANIES $ 140,943
Total Investments $ 140,943
Other Assets and Liabilities -  0.01% 20
TOTAL NET ASSETS - 100.00% $ 140,963
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 67 .56%
International Equity Funds 28 .19%
Fixed Income Funds 4 .24%
Other Assets and Liabilities
0 .01%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales October 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 9,601 $ 5,055 $ 1,715 $ 14,856
Core Fixed Income Fund 3,110 1,836 337 4,435
Diversified International Fund 12,148 10,066 2,510 20,750
Equity Income Fund 9,887 5,581 1,685 12,907
High Income Fund 1,053 643 129 1,536
International Small Company Fund 2,201 1,491 439 3,312
LargeCap Growth Fund I 9,570 5,983 1,713 14,652
LargeCap S&P 500 Index Fund 9,808 5,262 1,706 14,073
LargeCap Value Fund III 9,962 5,918 1,679 13,111
MidCap Fund 1,944 1,151 313 2,839
MidCap Growth Fund III 4,121 2,563 692 5,730
MidCap Value Fund I 6,314 3,996 991 8,632
Origin Emerging Markets Fund 2,866 2,929 620 5,201
Overseas Fund 5,910 5,011 1,161 10,473
Real Estate Securities Fund 2,352 1,338 247 3,147
SmallCap Growth Fund I 1,964 1,331 530 2,563
SmallCap Value Fund II 2,039 1,544 531 2,726
$ 94,850 $ 61,698 $ 16,998 $ 140,943
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ — $ 68 $ 1,915
Core Fixed Income Fund 131 — — (174)
Diversified International Fund 161 1 — 1,045
Equity Income Fund 284 (1) 372 (875)
High Income Fund 97 — — (31)
International Small Company Fund 34 — — 59
LargeCap Growth Fund I — (1) 994 813
LargeCap S&P 500 Index Fund 154 (1) 138 710
LargeCap Value Fund III 173 4 798 (1,094)
MidCap Fund — — 63 57
MidCap Growth Fund III — — 79 (262)
MidCap Value Fund I 99 (1) 356 (686)
Origin Emerging Markets Fund 103 — — 26
Overseas Fund 180 — 381 713
Real Estate Securities Fund 61 — 38 (296)
SmallCap Growth Fund I — — 17 (202)
SmallCap Value Fund II 60 — 169 (326)
$ 1,537 $ 1 $ 3,473 $ 1,392
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2070 Fund
October 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 100.10% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 59.25%
Blue Chip Fund
(a),(b)
27,847 $ 935
Core Fixed Income Fund
(a)
37,059 295
Diversified International Fund
(a)
114,311 1,351
International Small Company Fund
(a)
25,131 224
LargeCap Growth Fund I
(a),(b)
58,208 923
MidCap Fund
(a),(b)
5,481 182
MidCap Value Fund I
(a)
37,655 565
Origin Emerging Markets Fund
(a)
37,890 335
Real Estate Securities Fund
(a)
8,972 210
SmallCap Growth Fund I
(a),(b)
15,659 183
SmallCap Value Fund II
(a)
18,613 192
$ 5,395
Principal Funds, Inc. Institutional Class - 40.85%
Equity Income Fund
(a)
25,342 840
High Income Fund
(a)
12,978 100
LargeCap S&P 500 Index Fund
(a)
42,089 896
LargeCap Value Fund III
(a)
51,228 852
MidCap Growth Fund III
(a),(b)
36,865 378
Overseas Fund
(a)
65,077 653
$ 3,719
TOTAL INVESTMENT COMPANIES $ 9,114
Total Investments $ 9,114
Other Assets and Liabilities -  (0.10)% (9)
TOTAL NET ASSETS - 100.00% $ 9,105
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 67.61%
International Equity Funds 28.15%
Fixed Income Funds 4.34%
Other Assets and Liabilities
(0.10)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales October 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ — $ 1,142 $ 184 $ 935
Core Fixed Income Fund — 398 89 295
Diversified International Fund — 1,760 320 1,351
Equity Income Fund — 1,098 196 840
High Income Fund — 130 27 100
International Small Company Fund — 320 77 224
LargeCap Growth Fund I — 1,150 183 923
LargeCap S&P 500 Index Fund — 1,124 184 896
LargeCap Value Fund III — 1,092 199 852
MidCap Fund — 233 38 182
MidCap Growth Fund III — 523 102 378
MidCap Value Fund I — 744 142 565
Origin Emerging Markets Fund — 434 72 335
Overseas Fund — 820 126 653
Real Estate Securities Fund — 293 61 210
SmallCap Growth Fund I — 308 99 183
SmallCap Value Fund II — 308 97 192
$ — $ 11,877 $ 2,196 $ 9,114
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ — $ — $ (23)
Core Fixed Income Fund 3 — — (14)
Diversified International Fund — (1) — (88)
Equity Income Fund 5 — — (62)
High Income Fund 2 — — (3)
International Small Company Fund — — — (19)
LargeCap Growth Fund I — (1) — (43)
LargeCap S&P 500 Index Fund — — — (44)
LargeCap Value Fund III — — — (41)
MidCap Fund — — — (13)
MidCap Growth Fund III — — — (43)
MidCap Value Fund I — — — (37)
Origin Emerging Markets Fund — — — (27)
Overseas Fund — — — (41)
Real Estate Securities Fund 2 — — (22)
SmallCap Growth Fund I — — — (26)
SmallCap Value Fund II — — — (19)
$ 12 $ (2) $ — $ (565)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2015 Fund
October 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 18 .32%
Diversified International Fund
(a)
1,557,439 $ 18,409
Diversified Real Asset Fund
(a)
501,933 5,125
International Small Company Fund
(a)
202,362 1,799
MidCap S&P 400 Index Fund
(a)
487,928 9,461
Origin Emerging Markets Fund
(a)
229,746 2,033
SmallCap S&P 600 Index Fund
(a)
132,620 2,936
$ 39,763
Principal Funds, Inc. Institutional Class - 81 .70%
Bond Market Index Fund
(a)
8,950,610 72,947
High Income Fund
(a)
1,880,106 14,552
Inflation Protection Fund
(a)
1,811,619 13,660
LargeCap S&P 500 Index Fund
(a)
1,833,145 39,028
Short-Term Income Fund
(a)
3,213,503 37,180
$ 177,367
TOTAL INVESTMENT COMPANIES $ 217,130
Total Investments $ 217,130
Other Assets and Liabilities -  (0.02)% (39)
TOTAL NET ASSETS - 100.00% $ 217,091
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Fixed Income Funds 63 .72%
Domestic Equity Funds 23 .69%
International Equity Funds 10 .25%
Specialty Funds 2 .36%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales October 31, 2023
Value Cost Proceeds Value
Bond Market Index Fund $ 54,990 $ 27,375 $ 7,763 $ 72,947
Diversified International Fund 11,423 9,392 3,463 18,409
Diversified Real Asset Fund 4,032 2,303 559 5,125
High Income Fund 10,645 5,945 1,750 14,552
Inflation Protection Fund 10,880 5,678 2,059 13,660
International Small Company Fund 1,297 870 418 1,799
LargeCap S&P 500 Index Fund 30,859 14,411 8,386 39,028
MidCap S&P 400 Index Fund 8,027 4,192 1,946 9,461
Origin Emerging Markets Fund 1,222 1,204 416 2,033
Short-Term Income Fund 25,284 15,119 3,611 37,180
SmallCap S&P 600 Index Fund 2,642 1,657 813 2,936
$ 161,301 $ 88,146 $ 31,184 $ 217,130
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 989 $ (1) $ — $ (1,654)
Diversified International Fund 161 13 — 1,044
Diversified Real Asset Fund 217 — 255 (651)
High Income Fund 942 — — (288)
Inflation Protection Fund 674 (4) — (835)
International Small Company Fund 21 — — 50
LargeCap S&P 500 Index Fund 479 (16) 430 2,160
MidCap S&P 400 Index Fund 125 — 482 (812)
Origin Emerging Markets Fund 47 — — 23
Short-Term Income Fund 968 — — 388
SmallCap S&P 600 Index Fund 40 — 248 (550)
$ 4,663 $ (8) $ 1,415 $ (1,125)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2020 Fund
October 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 21 .87%
Diversified International Fund
(a)
3,967,932 $ 46,901
Diversified Real Asset Fund
(a)
1,042,657 10,646
International Small Company Fund
(a)
495,803 4,408
MidCap S&P 400 Index Fund
(a)
1,231,810 23,885
Origin Emerging Markets Fund
(a)
584,687 5,174
SmallCap S&P 600 Index Fund
(a)
338,820 7,501
$ 98,515
Principal Funds, Inc. Institutional Class - 78 .14%
Bond Market Index Fund
(a)
17,512,195 142,724
High Income Fund
(a)
3,471,625 26,870
Inflation Protection Fund
(a)
3,321,318 25,043
LargeCap S&P 500 Index Fund
(a)
4,636,024 98,701
Short-Term Income Fund
(a)
5,060,738 58,553
$ 351,891
TOTAL INVESTMENT COMPANIES $ 450,406
Total Investments $ 450,406
Other Assets and Liabilities -  (0.01)% (48)
TOTAL NET ASSETS - 100.00% $ 450,358
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Fixed Income Funds 56 .22%
Domestic Equity Funds 28 .89%
International Equity Funds 12 .54%
Specialty Funds 2 .36%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales October 31, 2023
Value Cost Proceeds Value
Bond Market Index Fund $ 141,418 $ 23,456 $ 19,805 $ 142,724
Diversified International Fund 36,514 16,227 9,617 46,901
Diversified Real Asset Fund 10,984 2,638 1,492 10,646
High Income Fund 25,596 5,951 4,225 26,870
Inflation Protection Fund 26,432 5,518 5,239 25,043
International Small Company Fund 4,303 1,281 1,442 4,408
LargeCap S&P 500 Index Fund 100,977 17,075 26,077 98,701
MidCap S&P 400 Index Fund 26,224 5,509 5,710 23,885
Origin Emerging Markets Fund 3,581 2,409 934 5,174
Short-Term Income Fund 50,605 14,389 7,234 58,553
SmallCap S&P 600 Index Fund 8,416 2,629 2,010 7,501
$ 435,050 $ 97,082 $ 83,785 $ 450,406
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 2,423 $ (16) $ — $ (2,329)
Diversified International Fund 490 58 — 3,719
Diversified Real Asset Fund 528 3 660 (1,487)
High Income Fund 1,945 5 — (457)
Inflation Protection Fund 1,513 (11) — (1,657)
International Small Company Fund 67 24 — 242
LargeCap S&P 500 Index Fund 1,474 (1,016) 1,326 7,742
MidCap S&P 400 Index Fund 387 8 1,496 (2,146)
Origin Emerging Markets Fund 130 — — 118
Short-Term Income Fund 1,687 2 — 791
SmallCap S&P 600 Index Fund 119 (7) 745 (1,527)
$ 10,763 $ (950) $ 4,227 $ 3,009
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2025 Fund
October 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 25 .34%
Diversified International Fund
(a)
6,599,275 $ 78,003
Diversified Real Asset Fund
(a)
1,516,144 15,480
International Small Company Fund
(a)
876,907 7,796
MidCap S&P 400 Index Fund
(a)
2,072,779 40,191
Origin Emerging Markets Fund
(a)
980,737 8,679
SmallCap S&P 600 Index Fund
(a)
564,253 12,493
$ 162,642
Principal Funds, Inc. Institutional Class - 74 .67%
Bond Market Index Fund
(a)
23,711,790 193,251
High Income Fund
(a)
4,332,712 33,535
Inflation Protection Fund
(a)
4,165,014 31,404
LargeCap S&P 500 Index Fund
(a)
7,800,465 166,072
Short-Term Income Fund
(a)
4,747,646 54,931
$ 479,193
TOTAL INVESTMENT COMPANIES $ 641,835
Total Investments $ 641,835
Other Assets and Liabilities -  (0.01)% (51)
TOTAL NET ASSETS - 100.00% $ 641,784
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Fixed Income Funds 48 .79%
Domestic Equity Funds 34 .09%
International Equity Funds 14 .72%
Specialty Funds 2 .41%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales October 31, 2023
Value Cost Proceeds Value
Bond Market Index Fund $ 157,734 $ 52,302 $ 12,547 $ 193,251
Diversified International Fund 53,374 31,289 11,744 78,003
Diversified Real Asset Fund 13,334 5,166 994 15,480
High Income Fund 26,753 10,257 2,830 33,535
Inflation Protection Fund 26,789 10,118 3,542 31,404
International Small Company Fund 6,136 2,684 1,293 7,796
LargeCap S&P 500 Index Fund 141,177 43,571 28,715 166,072
MidCap S&P 400 Index Fund 36,283 13,714 6,359 40,191
Origin Emerging Markets Fund 5,336 4,527 1,288 8,679
Short-Term Income Fund 36,446 21,070 3,126 54,931
SmallCap S&P 600 Index Fund 12,033 5,326 2,482 12,493
$ 515,395 $ 200,024 $ 74,920 $ 641,835
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 2,753 $ (6) $ — $ (4,232)
Diversified International Fund 713 9 — 5,075
Diversified Real Asset Fund 691 — 817 (2,026)
High Income Fund 2,265 — — (645)
Inflation Protection Fund 1,599 (9) — (1,952)
International Small Company Fund 96 1 — 268
LargeCap S&P 500 Index Fund 2,144 14 1,922 10,025
MidCap S&P 400 Index Fund 548 (10) 2,112 (3,437)
Origin Emerging Markets Fund 194 (1) — 105
Short-Term Income Fund 1,423 — — 541
SmallCap S&P 600 Index Fund 176 — 1,092 (2,384)
$ 12,602 $ (2) $ 5,943 $ 1,338
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2030 Fund
October 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 29 .68%
Diversified International Fund
(a)
7,912,814 $ 93,529
International Small Company Fund
(a)
1,078,527 9,588
MidCap S&P 400 Index Fund
(a)
2,497,516 48,427
Origin Emerging Markets Fund
(a)
1,176,550 10,413
Real Estate Securities Fund
(a)
609,795 14,263
SmallCap S&P 600 Index Fund
(a)
693,203 15,348
$ 191,568
Principal Funds, Inc. Institutional Class - 70 .33%
Bond Market Index Fund
(a)
27,531,527 224,382
High Income Fund
(a)
4,018,824 31,106
LargeCap S&P 500 Index Fund
(a)
9,321,119 198,446
$ 453,934
TOTAL INVESTMENT COMPANIES $ 645,502
Total Investments $ 645,502
Other Assets and Liabilities -  (0.01)% (60)
TOTAL NET ASSETS - 100.00% $ 645,442
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 42 .84%
Fixed Income Funds 39 .58%
International Equity Funds 17 .59%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales October 31, 2023
Value Cost Proceeds Value
Bond Market Index Fund $ 177,114 $ 64,078 $ 12,064 $ 224,382
Diversified International Fund 63,385 35,952 11,713 93,529
High Income Fund 25,035 8,995 2,334 31,106
International Small Company Fund 7,490 3,152 1,378 9,588
LargeCap S&P 500 Index Fund 168,281 50,098 31,221 198,446
MidCap S&P 400 Index Fund 43,395 15,584 6,405 48,427
Origin Emerging Markets Fund 6,477 5,158 1,359 10,413
Real Estate Securities Fund 12,417 4,010 852 14,263
SmallCap S&P 600 Index Fund 14,326 6,226 2,358 15,348
$ 517,920 $ 193,253 $ 69,684 $ 645,502
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 3,075 $ (2) $ — $ (4,744)
Diversified International Fund 831 (9) — 5,914
High Income Fund 2,067 — — (590)
International Small Company Fund 115 — — 324
LargeCap S&P 500 Index Fund 2,534 (38) 2,276 11,326
MidCap S&P 400 Index Fund 650 1 2,509 (4,148)
Origin Emerging Markets Fund 231 (1) — 138
Real Estate Securities Fund 277 1 198 (1,313)
SmallCap S&P 600 Index Fund 207 (3) 1,290 (2,843)
$ 9,987 $ (51) $ 6,273 $ 4,064
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2035 Fund
October 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 33 .88%
Diversified International Fund
(a)
6,937,289 $ 81,999
International Small Company Fund
(a)
892,032 7,930
MidCap S&P 400 Index Fund
(a)
2,179,763 42,266
Origin Emerging Markets Fund
(a)
1,024,369 9,066
Real Estate Securities Fund
(a)
459,282 10,742
SmallCap S&P 600 Index Fund
(a)
595,493 13,184
$ 165,187
Principal Funds, Inc. Institutional Class - 66 .13%
Bond Market Index Fund
(a)
15,672,985 127,735
High Income Fund
(a)
2,721,988 21,068
LargeCap S&P 500 Index Fund
(a)
8,152,607 173,569
$ 322,372
TOTAL INVESTMENT COMPANIES $ 487,559
Total Investments $ 487,559
Other Assets and Liabilities -  (0.01)% (47)
TOTAL NET ASSETS - 100.00% $ 487,512
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 49 .18%
Fixed Income Funds 30 .52%
International Equity Funds 20 .31%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales October 31, 2023
Value Cost Proceeds Value
Bond Market Index Fund $ 98,702 $ 38,963 $ 7,206 $ 127,735
Diversified International Fund 58,171 29,897 11,630 81,999
High Income Fund 16,440 6,617 1,595 21,068
International Small Company Fund 6,601 2,429 1,417 7,930
LargeCap S&P 500 Index Fund 150,204 41,212 28,290 173,569
MidCap S&P 400 Index Fund 38,717 13,286 6,164 42,266
Origin Emerging Markets Fund 5,712 4,413 1,193 9,066
Real Estate Securities Fund 9,573 2,834 686 10,742
SmallCap S&P 600 Index Fund 12,792 5,315 2,447 13,184
$ 396,912 $ 144,966 $ 60,628 $ 487,559
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 1,701 $ 1 $ — $ (2,725)
Diversified International Fund 746 7 — 5,554
High Income Fund 1,375 — — (394)
International Small Company Fund 99 5 — 312
LargeCap S&P 500 Index Fund 2,261 (53) 2,030 10,496
MidCap S&P 400 Index Fund 575 (6) 2,222 (3,567)
Origin Emerging Markets Fund 199 — — 134
Real Estate Securities Fund 212 1 149 (980)
SmallCap S&P 600 Index Fund 183 (1) 1,139 (2,475)
$ 7,351 $ (46) $ 5,540 $ 6,355
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2040 Fund
October 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 39 .31%
Diversified International Fund
(a)
8,524,364 $ 100,758
International Small Company Fund
(a)
1,140,964 10,143
MidCap S&P 400 Index Fund
(a)
2,675,461 51,877
Origin Emerging Markets Fund
(a)
1,243,714 11,007
Real Estate Securities Fund
(a)
482,844 11,294
SmallCap S&P 600 Index Fund
(a)
735,093 16,275
$ 201,354
Principal Funds, Inc. Institutional Class - 60 .70%
Bond Market Index Fund
(a)
9,968,158 81,241
High Income Fund
(a)
2,072,134 16,038
LargeCap S&P 500 Index Fund
(a)
10,034,027 213,624
$ 310,903
TOTAL INVESTMENT COMPANIES $ 512,257
Total Investments $ 512,257
Other Assets and Liabilities -  (0.01)% (46)
TOTAL NET ASSETS - 100.00% $ 512,211
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 57 .22%
International Equity Funds 23 .80%
Fixed Income Funds 18 .99%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales October 31, 2023
Value Cost Proceeds Value
Bond Market Index Fund $ 56,924 $ 29,060 $ 2,843 $ 81,241
Diversified International Fund 65,705 39,504 10,362 100,758
High Income Fund 11,681 5,522 848 16,038
International Small Company Fund 7,573 3,437 1,151 10,143
LargeCap S&P 500 Index Fund 169,016 58,724 25,772 213,624
MidCap S&P 400 Index Fund 43,300 18,667 5,674 51,877
Origin Emerging Markets Fund 6,620 5,423 1,149 11,007
Real Estate Securities Fund 9,294 3,494 447 11,294
SmallCap S&P 600 Index Fund 14,414 6,981 2,153 16,275
$ 384,527 $ 170,812 $ 50,399 $ 512,257
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 1,000 $ (1) $ — $ (1,899)
Diversified International Fund 854 3 — 5,908
High Income Fund 1,018 — — (317)
International Small Company Fund 115 (1) — 285
LargeCap S&P 500 Index Fund 2,600 11 2,331 11,645
MidCap S&P 400 Index Fund 655 (5) 2,522 (4,411)
Origin Emerging Markets Fund 234 — — 113
Real Estate Securities Fund 219 1 148 (1,048)
SmallCap S&P 600 Index Fund 211 (1) 1,309 (2,966)
$ 6,906 $ 7 $ 6,310 $ 7,310
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2045 Fund
October 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 43 .19%
Diversified International Fund
(a)
6,065,155 $ 71,690
International Small Company Fund
(a)
810,357 7,204
MidCap S&P 400 Index Fund
(a)
1,904,250 36,923
Origin Emerging Markets Fund
(a)
890,851 7,884
Real Estate Securities Fund
(a)
309,393 7,237
SmallCap S&P 600 Index Fund
(a)
521,245 11,541
$ 142,479
Principal Funds, Inc. Institutional Class - 56 .82%
Bond Market Index Fund
(a)
3,454,108 28,151
High Income Fund
(a)
939,049 7,268
LargeCap S&P 500 Index Fund
(a)
7,140,609 152,024
$ 187,443
TOTAL INVESTMENT COMPANIES $ 329,922
Total Investments $ 329,922
Other Assets and Liabilities -  (0.01)% (44)
TOTAL NET ASSETS - 100.00% $ 329,878
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 62 .98%
International Equity Funds 26 .30%
Fixed Income Funds 10 .73%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales October 31, 2023
Value Cost Proceeds Value
Bond Market Index Fund $ 19,490 $ 10,195 $ 879 $ 28,151
Diversified International Fund 47,714 26,415 6,723 71,690
High Income Fund 5,085 2,655 329 7,268
International Small Company Fund 5,525 2,245 781 7,204
LargeCap S&P 500 Index Fund 124,117 37,467 17,985 152,024
MidCap S&P 400 Index Fund 32,078 11,723 3,756 36,923
Origin Emerging Markets Fund 4,787 3,803 786 7,884
Real Estate Securities Fund 6,190 1,988 267 7,237
SmallCap S&P 600 Index Fund 10,581 4,483 1,410 11,541
$ 255,567 $ 100,974 $ 32,916 $ 329,922
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 334 $ — $ — $ (655)
Diversified International Fund 611 (1) — 4,285
High Income Fund 447 — — (143)
International Small Company Fund 83 — — 215
LargeCap S&P 500 Index Fund 1,856 20 1,667 8,405
MidCap S&P 400 Index Fund 474 (4) 1,829 (3,118)
Origin Emerging Markets Fund 166 — — 80
Real Estate Securities Fund 142 — 97 (674)
SmallCap S&P 600 Index Fund 150 (3) 936 (2,110)
$ 4,263 $ 12 $ 4,529 $ 6,285
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2050 Fund
October 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 46 .28%
Diversified International Fund
(a)
5,697,957 $ 67,350
International Small Company Fund
(a)
764,809 6,799
MidCap S&P 400 Index Fund
(a)
1,791,386 34,735
Origin Emerging Markets Fund
(a)
843,208 7,462
Real Estate Securities Fund
(a)
270,315 6,323
SmallCap S&P 600 Index Fund
(a)
493,290 10,922
$ 133,591
Principal Funds, Inc. Institutional Class - 53 .73%
Bond Market Index Fund
(a)
1,109,400 9,042
High Income Fund
(a)
406,140 3,143
LargeCap S&P 500 Index Fund
(a)
6,712,739 142,914
$ 155,099
TOTAL INVESTMENT COMPANIES $ 288,690
Total Investments $ 288,690
Other Assets and Liabilities -  (0.01)% (39)
TOTAL NET ASSETS - 100.00% $ 288,651
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 67 .51%
International Equity Funds 28 .28%
Fixed Income Funds 4 .22%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales October 31, 2023
Value Cost Proceeds Value
Bond Market Index Fund $ 7,135 $ 2,344 $ 233 $ 9,042
Diversified International Fund 43,593 24,581 4,595 67,350
High Income Fund 2,420 909 123 3,143
International Small Company Fund 5,039 2,089 502 6,799
LargeCap S&P 500 Index Fund 111,808 36,233 12,594 142,914
MidCap S&P 400 Index Fund 28,895 11,342 2,549 34,735
Origin Emerging Markets Fund 4,426 3,493 515 7,462
Real Estate Securities Fund 5,289 1,805 171 6,323
SmallCap S&P 600 Index Fund 9,748 4,394 1,235 10,922
$ 218,353 $ 87,190 $ 22,517 $ 288,690
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 123 $ — $ — $ (204)
Diversified International Fund 553 (3) — 3,774
High Income Fund 206 — — (63)
International Small Company Fund 75 — — 173
LargeCap S&P 500 Index Fund 1,687 (10) 1,516 7,477
MidCap S&P 400 Index Fund 429 (2) 1,653 (2,951)
Origin Emerging Markets Fund 152 — — 58
Real Estate Securities Fund 124 — 83 (600)
SmallCap S&P 600 Index Fund 139 (2) 867 (1,983)
$ 3,488 $ (17) $ 4,119 $ 5,681
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2055 Fund
October 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 46 .29%
Diversified International Fund
(a)
3,286,410 $ 38,845
International Small Company Fund
(a)
446,394 3,968
MidCap S&P 400 Index Fund
(a)
1,035,006 20,069
Origin Emerging Markets Fund
(a)
486,622 4,307
Real Estate Securities Fund
(a)
157,136 3,675
SmallCap S&P 600 Index Fund
(a)
285,537 6,322
$ 77,186
Principal Funds, Inc. Institutional Class - 53 .73%
Bond Market Index Fund
(a)
645,711 5,262
High Income Fund
(a)
235,884 1,826
LargeCap S&P 500 Index Fund
(a)
3,874,575 82,490
$ 89,578
TOTAL INVESTMENT COMPANIES $ 166,764
Total Investments $ 166,764
Other Assets and Liabilities -  (0.02)% (34)
TOTAL NET ASSETS - 100.00% $ 166,730
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 67 .51%
International Equity Funds 28 .26%
Fixed Income Funds 4 .25%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales October 31, 2023
Value Cost Proceeds Value
Bond Market Index Fund $ 3,661 $ 1,805 $ 71 $ 5,262
Diversified International Fund 22,436 16,749 2,137 38,845
High Income Fund 1,241 670 46 1,826
International Small Company Fund 2,597 1,544 231 3,968
LargeCap S&P 500 Index Fund 57,116 27,280 5,851 82,490
MidCap S&P 400 Index Fund 14,791 8,123 1,180 20,069
Origin Emerging Markets Fund 2,269 2,277 238 4,307
Real Estate Securities Fund 2,703 1,375 52 3,675
SmallCap S&P 600 Index Fund 5,023 3,205 813 6,322
$ 111,837 $ 63,028 $ 10,619 $ 166,764
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 64 $ — $ — $ (133)
Diversified International Fund 290 — — 1,797
High Income Fund 114 — — (39)
International Small Company Fund 39 — — 58
LargeCap S&P 500 Index Fund 879 — 789 3,945
MidCap S&P 400 Index Fund 223 — 861 (1,665)
Origin Emerging Markets Fund 80 — — (1)
Real Estate Securities Fund 70 — 43 (351)
SmallCap S&P 600 Index Fund 73 — 456 (1,093)
$ 1,832 $ — $ 2,149 $ 2,518
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2060 Fund
October 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 46 .32%
Diversified International Fund
(a)
1,610,761 $ 19,039
International Small Company Fund
(a)
221,149 1,966
MidCap S&P 400 Index Fund
(a)
508,309 9,856
Origin Emerging Markets Fund
(a)
238,661 2,112
Real Estate Securities Fund
(a)
77,408 1,811
SmallCap S&P 600 Index Fund
(a)
140,886 3,119
$ 37,903
Principal Funds, Inc. Institutional Class - 53 .71%
Bond Market Index Fund
(a)
318,965 2,599
High Income Fund
(a)
116,258 900
LargeCap S&P 500 Index Fund
(a)
1,899,707 40,446
$ 43,945
TOTAL INVESTMENT COMPANIES $ 81,848
Total Investments $ 81,848
Other Assets and Liabilities -  (0.03)% (25)
TOTAL NET ASSETS - 100.00% $ 81,823
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 67 .50%
International Equity Funds 28 .25%
Fixed Income Funds 4 .28%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales October 31, 2023
Value Cost Proceeds Value
Bond Market Index Fund $ 1,654 $ 1,060 $ 45 $ 2,599
Diversified International Fund 10,220 9,133 1,066 19,039
High Income Fund 561 384 25 900
International Small Company Fund 1,188 881 118 1,966
LargeCap S&P 500 Index Fund 25,588 15,831 2,714 40,446
MidCap S&P 400 Index Fund 6,676 4,594 595 9,856
Origin Emerging Markets Fund 1,040 1,202 119 2,112
Real Estate Securities Fund 1,216 802 33 1,811
SmallCap S&P 600 Index Fund 2,314 1,836 502 3,119
$ 50,457 $ 35,723 $ 5,217 $ 81,848
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 30 $ — $ — $ (70)
Diversified International Fund 133 — — 752
High Income Fund 54 — — (20)
International Small Company Fund 18 — — 15
LargeCap S&P 500 Index Fund 401 1 361 1,740
MidCap S&P 400 Index Fund 102 — 394 (819)
Origin Emerging Markets Fund 37 — — (11)
Real Estate Securities Fund 33 — 20 (174)
SmallCap S&P 600 Index Fund 34 — 214 (529)
$ 842 $ 1 $ 989 $ 884
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2065 Fund
October 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 100 .06 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 46 .30%
Diversified International Fund
(a)
460,299 $ 5,441
International Small Company Fund
(a)
63,296 563
MidCap S&P 400 Index Fund
(a)
145,176 2,815
Origin Emerging Markets Fund
(a)
68,222 604
Real Estate Securities Fund
(a)
22,214 519
SmallCap S&P 600 Index Fund
(a)
39,982 885
$ 10,827
Principal Funds, Inc. Institutional Class - 53 .76%
Bond Market Index Fund
(a)
91,280 744
High Income Fund
(a)
33,303 258
LargeCap S&P 500 Index Fund
(a)
543,412 11,568
$ 12,570
TOTAL INVESTMENT COMPANIES $ 23,397
Total Investments $ 23,397
Other Assets and Liabilities -  (0.06)% (15)
TOTAL NET ASSETS - 100.00% $ 23,382
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 67 .52%
International Equity Funds 28 .26%
Fixed Income Funds 4 .28%
Other Assets and Liabilities
( 0 .06 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales October 31, 2023
Value Cost Proceeds Value
Bond Market Index Fund $ 428 $ 404 $ 66 $ 744
Diversified International Fund 2,609 3,323 665 5,441
High Income Fund 145 143 24 258
International Small Company Fund 302 338 76 563
LargeCap S&P 500 Index Fund 6,689 5,955 1,570 11,568
MidCap S&P 400 Index Fund 1,730 1,684 374 2,815
Origin Emerging Markets Fund 259 427 74 604
Real Estate Securities Fund 315 305 50 519
SmallCap S&P 600 Index Fund 590 679 241 885
$ 13,067 $ 13,258 $ 3,140 $ 23,397
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 8 $ — $ — $ (22)
Diversified International Fund 34 — — 174
High Income Fund 15 — — (6)
International Small Company Fund 5 — — (1)
LargeCap S&P 500 Index Fund 105 — 94 494
MidCap S&P 400 Index Fund 27 — 103 (225)
Origin Emerging Markets Fund 9 — — (8)
Real Estate Securities Fund 9 — 5 (51)
SmallCap S&P 600 Index Fund 9 — 55 (143)
$ 221 $ — $ 257 $ 212
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2070 Fund
October 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 100.89% Shares Held Value
Principal Funds, Inc. Class R-6 - 47.02%
Diversified International Fund
(a)
13,264 $ 15 6,776
International Small Company Fund
(a)
1,866 16,589
MidCap S&P 400 Index Fund
(a)
4,241 82,232
Origin Emerging Markets Fund
(a)
1,972 17,449
Real Estate Securities Fund
(a)
660 15,444
SmallCap S&P 600 Index Fund
(a)
1,243 27,511
$ 316 ,001
Principal Funds, Inc. Institutional Class - 53.87%
Bond Market Index Fund
(a)
2,693 2 1,945
High Income Fund
(a)
971 7,516
LargeCap S&P 500 Index Fund
(a)
15,616 332,47 5
$ 361,93 6
TOTAL INVESTMENT COMPANIES $ 677,93 7
Total Investments $ 677,93 7
Other Assets and Liabilities -  (0.89)% (5,50 4)
TOTAL NET ASSETS - 100.00% $ 672 ,433
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 68.01%
International Equity Funds 28.42%
Fixed Income Funds 4.46%
Other Assets and Liabilities
(0.89)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales October 31, 2023
Value Cost Proceeds Value
Bond Market Index Fund $ — $ 32,09 6 $ 9,376 $ 21,945
Diversified International Fund — 217,943 52,321 156,776
High Income Fund — 10,55 4 2,804 7,516
International Small Company Fund — 25,961 8,016 16,589
LargeCap S&P 500 Index Fund — 453,576 110,109 332,475
MidCap S&P 400 Index Fund — 121,53 1 32,444 82,232
Origin Emerging Markets Fund — 24,655 5,986 17,449
Real Estate Securities Fund — 23, 735 6,97 9 15,444
SmallCap S&P 600 Index Fund — 50,03 4 19,662 27,511
$ — $ 960, 085 $ 24 7,69 7 $ 67 7,937
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ — $ 1 $ — $ (776)
Diversified International Fund — 13 — (8,859)
High Income Fund 171 (2) — (232)
International Small Company Fund — (7) — (1,349)
LargeCap S&P 500 Index Fund — 170 — (11,162)
MidCap S&P 400 Index Fund — 27 — (6,882)
Origin Emerging Markets Fund — (5) — (1,215)
Real Estate Securities Fund 1 33 7 — (1 ,3 19 )
SmallCap S&P 600 Index Fund — (99) — (2,762)
$ 3 04 $ 10 5 $ — $ (3 4, 556 )
Amounts in whole dollars.

Schedule of Investments
Principal LifeTime Hybrid Income Fund
October 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 17 .81%
Diversified International Fund
(a)
720,349 $ 8,515
Diversified Real Asset Fund
(a)
251,784 2,571
International Small Company Fund
(a)
96,650 859
MidCap S&P 400 Index Fund
(a)
225,786 4,378
Origin Emerging Markets Fund
(a)
104,650 926
SmallCap S&P 600 Index Fund
(a)
61,829 1,369
$ 18,618
Principal Funds, Inc. Institutional Class - 82 .21%
Bond Market Index Fund
(a)
4,356,386 35,504
High Income Fund
(a)
918,508 7,109
Inflation Protection Fund
(a)
881,961 6,650
LargeCap S&P 500 Index Fund
(a)
847,904 18,052
Short-Term Income Fund
(a)
1,610,865 18,638
$ 85,953
TOTAL INVESTMENT COMPANIES $ 104,571
Total Investments $ 104,571
Other Assets and Liabilities -  (0.02)% (21)
TOTAL NET ASSETS - 100.00% $ 104,550
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Fund Type Percent
Fixed Income Funds 64 .95%
Domestic Equity Funds 22 .76%
International Equity Funds 9 .85%
Specialty Funds 2 .46%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales October 31, 2023
Value Cost Proceeds Value
Bond Market Index Fund $ 31,202 $ 11,678 $ 6,706 $ 35,504
Diversified International Fund 5,549 4,161 1,732 8,515
Diversified Real Asset Fund 2,296 1,043 426 2,571
High Income Fund 6,001 2,565 1,322 7,109
Inflation Protection Fund 6,171 2,433 1,535 6,650
International Small Company Fund 650 387 206 859
LargeCap S&P 500 Index Fund 15,478 5,937 4,439 18,052
MidCap S&P 400 Index Fund 4,034 1,708 989 4,378
Origin Emerging Markets Fund 572 532 192 926
Short-Term Income Fund 14,162 7,194 2,943 18,638
SmallCap S&P 600 Index Fund 1,307 664 344 1,369
$ 87,422 $ 38,302 $ 20,834 $ 104,571
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 532 $ (8) $ — $ (662)
Diversified International Fund 76 8 — 529
Diversified Real Asset Fund 117 — 141 (342)
High Income Fund 493 — — (135)
Inflation Protection Fund 361 (2) — (417)
International Small Company Fund 10 — — 28
LargeCap S&P 500 Index Fund 232 (6) 207 1,082
MidCap S&P 400 Index Fund 61 — 234 (375)
Origin Emerging Markets Fund 21 1 — 13
Short-Term Income Fund 527 — — 225
SmallCap S&P 600 Index Fund 19 (1) 119 (257)
$ 2,449 $ (8) $ 701 $ (311)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Strategic Income Fund
October 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 54.75%
Blue Chip Fund
(a),(b)
849,733 $ 28,543
Core Fixed Income Fund
(a)
32,552,723 259,445
Diversified International Fund
(a)
3,235,858 38,248
Diversified Real Asset Fund
(a)
1,744,961 17,816
International Small Company Fund
(a)
693,889 6,169
LargeCap Growth Fund I
(a),(b)
1,770,250 28,058
MidCap Fund
(a),(b)
131,630 4,361
MidCap Value Fund I
(a)
1,089,318 16,340
Origin Emerging Markets Fund
(a)
1,125,676 9,962
SmallCap Growth Fund I
(a),(b)
401,161 4,694
SmallCap Value Fund II
(a)
494,047 5,103
$ 418,739
Principal Funds, Inc. Institutional Class - 45.26%
Equity Income Fund
(a)
738,909 24,487
High Income Fund
(a)
6,767,414 52,380
Inflation Protection Fund
(a)
6,432,669 48,502
LargeCap S&P 500 Index Fund
(a)
1,240,626 26,413
LargeCap Value Fund III
(a)
1,487,167 24,732
MidCap Growth Fund III
(a),(b)
1,141,129 11,697
Overseas Fund
(a)
2,085,666 20,919
Short-Term Income Fund
(a)
11,840,516 136,995
$ 346,125
TOTAL INVESTMENT COMPANIES $ 764,864
Total Investments $ 764,864
Other Assets and Liabilities -  (0.01)% (77)
TOTAL NET ASSETS - 100.00% $ 764,787
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary
Fund Type Percent
Fixed Income Funds 65.02%
Domestic Equity Funds 22.81%
International Equity Funds 9.85%
Specialty Funds 2.33%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime Strategic Income Fund
October 31, 2023
See accompanying notes.

Affiliated Securities October 31, 2022 Purchases Sales October 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 11,668 $ 10,210 $ 5,180 $ 28,543
Core Fixed Income Fund 120,914 220,956 39,053 259,445
Diversified International Fund 13,369 39,050 7,463 38,248
Diversified Real Asset Fund 8,662 13,042 2,518 17,816
Equity Income Fund 12,022 12,400 5,122 24,487
High Income Fund 23,040 44,831 7,350 52,380
Inflation Protection Fund 24,127 38,480 8,608 48,502
International Small Company Fund 2,540 5,339 1,344 6,169
LargeCap Growth Fund I 11,630 26,657 5,165 28,058
LargeCap S&P 500 Index Fund 11,924 9,961 5,145 26,413
LargeCap Value Fund III 12,114 19,538 5,096 24,732
MidCap Fund 1,907 1,624 875 4,361
MidCap Growth Fund III 5,412 8,374 2,217 11,697
MidCap Value Fund I 7,584 11,646 3,028 16,340
Origin Emerging Markets Fund 3,237 10,958 1,867 9,962
Overseas Fund 6,498 14,914 3,429 20,919
Short-Term Income Fund 53,323 103,577 17,415 136,995
SmallCap Growth Fund I 2,321 2,472 1,057 4,694
SmallCap Value Fund II 2,412 3,217 1,054 5,103
$ 334,704 $ 597,246 $ 122,986 $ 764,864
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)*
Blue Chip Fund $ — $ (557) $ 77 $ 12,402
Core Fixed Income Fund 6,504 (3,455) — (39,917)
Diversified International Fund 175 151 — (6,859)
Diversified Real Asset Fund 561 (7) 508 (1,363)
Equity Income Fund 462 (275) 417 5,462
High Income Fund 2,839 (621) — (7,520)
Inflation Protection Fund 1,326 (177) — (5,320)
International Small Company Fund 39 1 — (367)
LargeCap Growth Fund I — (224) 1,098 (4,840)
LargeCap S&P 500 Index Fund 170 (292) 153 9,965
LargeCap Value Fund III 192 (29) 884 (1,795)
MidCap Fund — (181) 59 1,886
MidCap Growth Fund III — 157 97 (29)
MidCap Value Fund I 112 5 402 133
Origin Emerging Markets Fund 115 15 — (2,381)
Overseas Fund 199 45 423 2,891
Short-Term Income Fund 3,028 20 — (2,510)
SmallCap Growth Fund I — 264 18 694
SmallCap Value Fund II 66 (7) 185 535
$ 15,788 $ (5,167) $ 4,321 $ (38,933)
Amounts in thousands.
*Includes ($24,304) from merger of Principal LifeTime 2010 Fund. See Notes for additional information.

Schedule of Investments
Real Estate Securities Fund
October 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 2 .47 % Shares Held Value (000's)
Money Market Funds - 2 .47%
Principal Government Money Market Fund - Class
R-6 5.27%
(a),(b)
127,008,402 $ 127,008
TOTAL INVESTMENT COMPANIES $ 127,008
COMMON STOCKS - 98 .43 % Shares Held Value (000's)
Entertainment - 0 .76%
Marriott Vacations Worldwide Corp 438,498 $ 39,403
REITs - 97 .67%
Agree Realty Corp 1,291,876 72,268
Alexandria Real Estate Equities Inc 1,601,421 149,140
American Homes 4 Rent 5,896,869 193,063
American Tower Corp 1,140,096 203,154
Apartment Income REIT Corp 3,415,804 99,776
Apple Hospitality REIT Inc 3,423,349 53,678
AvalonBay Communities Inc 1,561,091 258,735
Boston Properties Inc 646,600 34,638
Broadstone Net Lease Inc 4,899,431 69,327
Cousins Properties Inc 2,756,086 49,251
CubeSmart 978,998 33,374
DiamondRock Hospitality Co 4,476,165 34,601
Digital Realty Trust Inc 1,917,342 238,441
Equinix Inc 452,554 330,202
Equity LifeStyle Properties Inc 415,602 27,347
Equity Residential 788,706 43,639
Essex Property Trust Inc 930,542 199,062
Extra Space Storage Inc 2,007,307 207,937
First Industrial Realty Trust Inc 2,113,949 89,420
Gaming and Leisure Properties Inc 2,709,297 122,975
Healthcare Realty Trust Inc 3,359,776 48,213
InvenTrust Properties Corp 1,017,323 25,535
Invitation Homes Inc 6,492,516 192,763
Kilroy Realty Corp 1,827,839 52,240
National Health Investors Inc 882,153 44,143
NETSTREIT Corp 2,136,639 30,447
Prologis Inc 3,485,434 351,157
Public Storage 426,548 101,821
Realty Income Corp 946,060 44,824
Regency Centers Corp 2,595,424 156,400
Rexford Industrial Realty Inc 3,619,276 156,497
Sabra Health Care REIT Inc 7,049,294 96,152
Saul Centers Inc 465,312 16,179
Simon Property Group Inc 684,559 75,226
Sun Communities Inc 1,606,220 178,676
Terreno Realty Corp 1,624,419 86,549
Ventas Inc 6,633,412 281,655
VICI Properties Inc 8,325,882 232,292
Welltower Inc 4,200,548 351,208
$ 5,032,005
TOTAL COMMON STOCKS $ 5,071,408
Total Investments $ 5,198,416
Other Assets and Liabilities -  (0.90)% (46,298)
TOTAL NET ASSETS - 100.00% $ 5,152,118
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
Portfolio Summary
Sector Percent
Financial 97 .67%
Money Market Funds 2 .47%
Consumer, Cyclical 0 .76%
Other Assets and Liabilities
( 0 .90 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales October 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.27% $ — $ 821,869 $ 694,861 $ 127,008
Principal Government Money Market Fund - Institutional Class 5.22% 141,406 171,305 312,711 —
$ 141,406 $ 993,174 $ 1,007,572 $ 127,008
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.27% $ 3,898 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.22% 140 — — —
$ 4,038 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
SAM Balanced Portfolio
October 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 100 .05 % Shares Held Value (000's)
Money Market Funds - 0 .74%
Principal Government Money Market Fund - Class
R-6 5.27%
(a),(b)
29,543,141 $ 29,543
Principal Exchange-Traded Funds - 12 .49%
Principal U.S. Mega-Cap ETF
(a)
10,148,257 422,573
Principal U.S. Small-Cap ETF
(a)
1,987,700 76,269
$ 498,842
Principal Funds, Inc. Class R-6 - 48 .99%
Blue Chip Fund
(a),(c)
10,996,574 369,375
Core Fixed Income Fund
(a)
71,701,091 571,458
Diversified International Fund
(a)
12,482,984 147,549
Diversified Real Asset Fund
(a)
12,346,182 126,055
High Yield Fund
(a)
24,303,874 151,899
International Equity Index Fund
(a)
1,984,182 20,021
International Small Company Fund
(a)
4,478,781 39,816
LargeCap Growth Fund I
(a),(c)
8,706,237 137,994
MidCap Fund
(a),(c)
2,055,610 68,102
Origin Emerging Markets Fund
(a)
9,896,651 87,585
Real Estate Securities Fund
(a)
1,609,074 37,636
Small-MidCap Dividend Income Fund
(a)
5,248,749 78,521
Spectrum Preferred and Capital Securities Income
Fund
(a)
14,557,862 120,976
$ 1,956,987
Principal Funds, Inc. Institutional Class - 37 .83%
Bond Market Index Fund
(a)
32,948,463 268,530
Equity Income Fund
(a)
8,447,703 279,957
Finisterre Emerging Markets Total Return Bond
Fund
(a)
6,654,743 54,902
Government & High Quality Bond Fund
(a)
6,826,256 56,521
Inflation Protection Fund
(a)
9,511,292 71,715
LargeCap S&P 500 Index Fund
(a)
3,881,473 82,637
LargeCap Value Fund III
(a)
8,835,790 146,939
Overseas Fund
(a)
9,542,869 95,715
Principal Capital Appreciation Fund
(a)
6,136,032 372,396
Short-Term Income Fund
(a)
7,045,445 81,516
$ 1,510,828
TOTAL INVESTMENT COMPANIES $ 3,996,200
Total Investments $ 3,996,200
Other Assets and Liabilities -  (0.05)% (1,936)
TOTAL NET ASSETS - 100.00% $ 3,994,264
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 51 .88%
Fixed Income Funds 34 .49%
International Equity Funds 9 .78%
Specialty Funds 3 .16%
Money Market Funds 0 .74%
Other Assets and Liabilities
( 0 .05 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Balanced Portfolio
October 31, 2023
See accompanying notes.

Affiliated Securities October 31, 2022 Purchases Sales October 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 462,224 $ 17,269 $ 182,737 $ 369,375
Bond Market Index Fund 348,711 15,725 90,208 268,530
Core Fixed Income Fund 435,431 168,777 8,495 571,458
Diversified International Fund 188,886 5,115 68,129 147,549
Diversified Real Asset Fund 182,301 29,842 64,991 126,055
Equity Income Fund 417,395 26,460 145,138 279,957
Finisterre Emerging Markets Total Return Bond Fund 50,715 5,235 3,084 54,902
Global Real Estate Securities Fund 18,036 230 19,694 —
Government & High Quality Bond Fund 105,004 3,792 53,006 56,521
High Yield Fund 110,274 63,186 20,689 151,899
Inflation Protection Fund 84,559 6,712 14,169 71,715
International Equity Index Fund — 42,236 19,570 20,021
International Small Company Fund 40,658 1,002 4,227 39,816
LargeCap Growth Fund I 70,015 76,216 18,966 137,994
LargeCap S&P 500 Index Fund — 84,214 4,768 82,637
LargeCap Value Fund III 126,011 86,642 54,436 146,939
MidCap Fund 179,931 6,234 124,511 68,102
Origin Emerging Markets Fund 136,502 17,931 77,939 87,585
Overseas Fund 63,068 31,841 7,025 95,715
Principal Capital Appreciation Fund 329,698 54,842 41,034 372,396
Principal Government Money Market Fund - Class R-6 5.27% — 173,550 144,007 29,543
Principal Government Money Market Fund - Institutional Class 5.22% 41,450 211 41,661 —
Principal U.S. Mega-Cap ETF 242,853 144,022 — 422,573
Principal U.S. Small-Cap ETF 53,999 40,450 11,355 76,269
Real Estate Securities Fund — 43,795 571 37,636
Short-Term Income Fund 126,548 6,730 53,644 81,516
Small-MidCap Dividend Income Fund — 87,498 3,494 78,521
Spectrum Preferred and Capital Securities Income Fund 196,310 11,060 83,319 120,976
$ 4,010,579 $ 1,250,817 $ 1,360,867 $ 3,996,200
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 13,934 $ 3,224 $ 58,685
Bond Market Index Fund 5,828 (8,276) — 2,578
Core Fixed Income Fund 18,458 (1,218) — (23,037)
Diversified International Fund 2,222 (1,960) — 23,637
Diversified Real Asset Fund 7,723 (11,514) 10,734 (9,583)
Equity Income Fund 8,563 26,883 15,379 (45,643)
Finisterre Emerging Markets Total Return Bond Fund 3,523 (646) — 2,682
Global Real Estate Securities Fund 220 3,919 — (2,491)
Government & High Quality Bond Fund 2,062 (4,371) — 5,102
High Yield Fund 7,688 (2,542) — 1,670
Inflation Protection Fund 5,059 (1,615) — (3,772)
International Equity Index Fund — (1,119) — (1,526)
International Small Company Fund 558 (226) — 2,609
LargeCap Growth Fund I — (6,326) 7,007 17,055
LargeCap S&P 500 Index Fund — 263 — 2,928
LargeCap Value Fund III 2,095 (6,556) 9,703 (4,722)
MidCap Fund — (21,130) 5,534 27,578
Origin Emerging Markets Fund 4,373 (26,798) — 37,889
Overseas Fund 1,737 (473) 3,700 8,304
Principal Capital Appreciation Fund 3,196 (8,355) — 37,245
Principal Government Money Market Fund - Class R-6 5.27% 2,865 — — —
Principal Government Money Market Fund - Institutional Class 5.22% 172 — — —
Principal U.S. Mega-Cap ETF 4,320 — — 35,698
Principal U.S. Small-Cap ETF 583 4,398 — (11,223)
Real Estate Securities Fund 374 (92) — (5,496)
Short-Term Income Fund 3,826 (2,399) — 4,281
Small-MidCap Dividend Income Fund 1,059 (82) — (5,401)
Spectrum Preferred and Capital Securities Income Fund 9,001 (14,282) — 11,207
$ 95,505 $ (70,583) $ 55,281 $ 166,254
Amounts in thousands.

Schedule of Investments
SAM Conservative Balanced Portfolio
October 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 100 .05 % Shares Held Value (000's)
Money Market Funds - 0 .56%
Principal Government Money Market Fund - Class
R-6 5.27%
(a),(b)
8,996,795 $ 8,997
Principal Exchange-Traded Funds - 8 .60%
Principal U.S. Mega-Cap ETF
(a)
2,746,648 114,370
Principal U.S. Small-Cap ETF
(a)
647,700 24,853
$ 139,223
Principal Funds, Inc. Class R-6 - 50 .70%
Blue Chip Fund
(a),(c)
2,962,670 99,516
Core Fixed Income Fund
(a)
49,547,796 394,896
Diversified International Fund
(a)
3,437,516 40,632
Diversified Real Asset Fund
(a)
4,399,152 44,915
High Yield Fund
(a)
10,848,287 67,802
International Equity Index Fund
(a)
795,847 8,030
International Small Company Fund
(a)
1,117,510 9,935
LargeCap Growth Fund I
(a),(c)
1,311,195 20,782
MidCap Fund
(a),(c)
488,210 16,174
Origin Emerging Markets Fund
(a)
2,465,523 21,820
Real Estate Securities Fund
(a)
496,784 11,620
Small-MidCap Dividend Income Fund
(a)
1,335,847 19,984
Spectrum Preferred and Capital Securities Income
Fund
(a)
7,752,373 64,422
$ 820,528
Principal Funds, Inc. Institutional Class - 40 .19%
Bond Market Index Fund
(a)
26,267,435 214,080
Equity Income Fund
(a)
2,973,561 98,544
Finisterre Emerging Markets Total Return Bond
Fund
(a)
4,531,925 37,388
Government & High Quality Bond Fund
(a)
4,697,457 38,895
Inflation Protection Fund
(a)
8,032,144 60,562
LargeCap S&P 500 Index Fund
(a)
1,210,715 25,776
LargeCap Value Fund III
(a)
1,194,348 19,862
Overseas Fund
(a)
1,624,040 16,289
Principal Capital Appreciation Fund
(a)
1,564,608 94,956
Short-Term Income Fund
(a)
3,803,232 44,004
$ 650,356
TOTAL INVESTMENT COMPANIES $ 1,619,104
Total Investments $ 1,619,104
Other Assets and Liabilities -  (0.05)% (749)
TOTAL NET ASSETS - 100.00% $ 1,618,355
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary
Fund Type Percent
Fixed Income Funds 56 .97%
Domestic Equity Funds 33 .76%
International Equity Funds 5 .98%
Specialty Funds 2 .78%
Money Market Funds 0 .56%
Other Assets and Liabilities
( 0 .05 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Balanced Portfolio
October 31, 2023
See accompanying notes.

Affiliated Securities October 31, 2022 Purchases Sales October 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 134,086 $ 5,678 $ 60,399 $ 99,516
Bond Market Index Fund 239,728 14,142 35,792 214,080
Core Fixed Income Fund 313,677 115,948 18,429 394,896
Diversified International Fund 46,853 1,821 12,940 40,632
Diversified Real Asset Fund 45,193 12,992 7,480 44,915
Equity Income Fund 148,074 12,188 55,191 98,544
Finisterre Emerging Markets Total Return Bond Fund 37,368 3,435 5,055 37,388
Global Real Estate Securities Fund 9,175 229 10,108 —
Government & High Quality Bond Fund 79,116 3,117 43,797 38,895
High Yield Fund 48,844 29,770 10,448 67,802
Inflation Protection Fund 54,988 13,864 4,644 60,562
International Equity Index Fund — 14,584 5,623 8,030
International Small Company Fund 10,469 486 1,628 9,935
LargeCap Growth Fund I — 20,822 1,608 20,782
LargeCap S&P 500 Index Fund — 26,047 1,226 25,776
LargeCap Value Fund III — 20,955 721 19,862
MidCap Fund 44,649 2,325 32,402 16,174
Origin Emerging Markets Fund 34,023 7,130 22,045 21,820
Overseas Fund 10,712 5,790 1,768 16,289
Principal Capital Appreciation Fund 89,850 9,444 12,410 94,956
Principal Government Money Market Fund - Class R-6 5.27% — 47,505 38,508 8,997
Principal Government Money Market Fund - Institutional Class 5.22% 15,062 77 15,139 —
Principal U.S. Mega-Cap ETF 60,311 45,303 — 114,370
Principal U.S. Small-Cap ETF 13,865 13,634 927 24,853
Real Estate Securities Fund — 13,285 — 11,620
Short-Term Income Fund 77,296 5,409 39,824 44,004
Small-MidCap Dividend Income Fund — 21,530 177 19,984
Spectrum Preferred and Capital Securities Income Fund 102,291 6,444 42,642 64,422
$ 1,615,630 $ 473,954 $ 480,931 $ 1,619,104
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (665) $ 936 $ 20,816
Bond Market Index Fund 4,016 (3,142) — (856)
Core Fixed Income Fund 12,985 (3,266) — (13,034)
Diversified International Fund 550 (1,668) — 6,566
Diversified Real Asset Fund 2,058 (1,127) 2,664 (4,663)
Equity Income Fund 3,024 (2,431) 5,453 (4,096)
Finisterre Emerging Markets Total Return Bond Fund 2,492 (1,066) — 2,706
Global Real Estate Securities Fund 111 1,634 — (930)
Government & High Quality Bond Fund 1,430 (4,828) — 5,287
High Yield Fund 3,340 (947) — 583
Inflation Protection Fund 3,274 (495) — (3,151)
International Equity Index Fund — (320) — (611)
International Small Company Fund 139 (122) — 730
LargeCap Growth Fund I — 126 — 1,442
LargeCap S&P 500 Index Fund — 53 — 902
LargeCap Value Fund III — 6 — (378)
MidCap Fund — (5,221) 1,380 6,823
Origin Emerging Markets Fund 1,094 (7,667) — 10,379
Overseas Fund 295 (66) 628 1,621
Principal Capital Appreciation Fund 874 (1,060) — 9,132
Principal Government Money Market Fund - Class R-6 5.27% 592 — — —
Principal Government Money Market Fund - Institutional Class 5.22% 63 — — —
Principal U.S. Mega-Cap ETF 1,078 — — 8,756
Principal U.S. Small-Cap ETF 150 360 — (2,079)
Real Estate Securities Fund 111 — — (1,665)
Short-Term Income Fund 2,355 (1,731) — 2,854
Small-MidCap Dividend Income Fund 255 (13) — (1,356)
Spectrum Preferred and Capital Securities Income Fund 4,746 (7,545) — 5,874
$ 45,032 $ (41,201) $ 11,061 $ 51,652
Amounts in thousands.

Schedule of Investments
SAM Conservative Growth Portfolio
October 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 100 .05 % Shares Held Value (000's)
Money Market Funds - 1 .02%
Principal Government Money Market Fund - Class
R-6 5.27%
(a),(b)
27,558,025 $ 27,558
Principal Exchange-Traded Funds - 14 .52%
Principal U.S. Mega-Cap ETF
(a)
7,811,445 325,269
Principal U.S. Small-Cap ETF
(a)
1,747,800 67,064
$ 392,333
Principal Funds, Inc. Class R-6 - 46 .45%
Blue Chip Fund
(a),(c)
10,079,542 338,572
Core Fixed Income Fund
(a)
20,790,216 165,698
Diversified International Fund
(a)
13,064,313 154,420
Diversified Real Asset Fund
(a)
9,455,632 96,542
High Yield Fund
(a)
6,757,146 42,232
International Equity Index Fund
(a)
2,679,994 27,041
International Small Company Fund
(a)
4,172,967 37,098
LargeCap Growth Fund I
(a),(c)
7,515,761 119,125
MidCap Fund
(a),(c)
1,771,678 58,696
Origin Emerging Markets Fund
(a)
9,013,689 79,771
Real Estate Securities Fund
(a)
1,653,414 38,673
Small-MidCap Dividend Income Fund
(a)
4,101,656 61,361
Spectrum Preferred and Capital Securities Income
Fund
(a)
4,357,429 36,210
$ 1,255,439
Principal Funds, Inc. Institutional Class - 38 .06%
Bond Market Index Fund
(a)
10,351,712 84,366
Equity Income Fund
(a)
8,490,170 281,364
Finisterre Emerging Markets Total Return Bond
Fund
(a)
2,657,671 21,926
Government & High Quality Bond Fund
(a)
2,070,568 17,144
Inflation Protection Fund
(a)
2,418,116 18,233
LargeCap S&P 500 Index Fund
(a)
3,298,254 70,220
LargeCap Value Fund III
(a)
8,315,851 138,293
Overseas Fund
(a)
6,576,363 65,961
Principal Capital Appreciation Fund
(a)
5,459,009 331,307
$ 1,028,814
TOTAL INVESTMENT COMPANIES $ 2,704,144
Total Investments $ 2,704,144
Other Assets and Liabilities -  (0.05)% (1,352)
TOTAL NET ASSETS - 100.00% $ 2,702,792
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 67 .72%
Fixed Income Funds 14 .26%
International Equity Funds 13 .48%
Specialty Funds 3 .57%
Money Market Funds 1 .02%
Other Assets and Liabilities
( 0 .05 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Growth Portfolio
October 31, 2023
See accompanying notes.

Affiliated Securities October 31, 2022 Purchases Sales October 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 415,457 $ 11,283 $ 154,579 $ 338,572
Bond Market Index Fund 98,574 4,784 17,403 84,366
Core Fixed Income Fund 132,873 44,665 5,158 165,698
Diversified International Fund 180,883 3,423 49,615 154,420
Diversified Real Asset Fund 130,058 32,823 51,275 96,542
Equity Income Fund 374,988 25,783 100,704 281,364
Finisterre Emerging Markets Total Return Bond Fund 20,977 1,479 1,421 21,926
Global Real Estate Securities Fund 12,119 332 13,412 —
Government & High Quality Bond Fund 27,520 925 11,172 17,144
High Yield Fund 30,903 17,438 5,887 42,232
Inflation Protection Fund 20,114 1,743 2,382 18,233
International Equity Index Fund — 56,761 26,138 27,041
International Small Company Fund 36,910 1,078 2,997 37,098
LargeCap Growth Fund I 70,100 58,697 18,992 119,125
LargeCap S&P 500 Index Fund — 71,385 3,879 70,220
LargeCap Value Fund III 116,273 68,322 35,532 138,293
MidCap Fund 171,041 6,447 124,836 58,696
Origin Emerging Markets Fund 123,270 18,166 71,692 79,771
Overseas Fund 47,908 17,245 6,043 65,961
Principal Capital Appreciation Fund 305,429 38,304 39,275 331,307
Principal Government Money Market Fund - Class R-6 5.27% — 156,012 128,454 27,558
Principal Government Money Market Fund - Institutional Class 5.22% 24,693 125 24,818 —
Principal U.S. Mega-Cap ETF 223,366 67,670 — 325,269
Principal U.S. Small-Cap ETF 57,290 33,666 18,427 67,064
Real Estate Securities Fund — 44,714 335 38,673
Short-Term Income Fund 30,935 1,862 33,208 —
Small-MidCap Dividend Income Fund — 83,892 17,060 61,361
Spectrum Preferred and Capital Securities Income Fund 54,755 3,115 20,611 36,210
$ 2,706,436 $ 872,139 $ 985,305 $ 2,704,144
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ 5,642 $ 2,904 $ 60,769
Bond Market Index Fund 1,667 (1,422) — (167)
Core Fixed Income Fund 5,434 (838) — (5,844)
Diversified International Fund 2,104 (792) — 20,521
Diversified Real Asset Fund 5,443 (9,425) 7,673 (5,639)
Equity Income Fund 8,097 (958) 13,833 (17,745)
Finisterre Emerging Markets Total Return Bond Fund 1,431 (285) — 1,176
Global Real Estate Securities Fund 150 518 — 443
Government & High Quality Bond Fund 598 (1,200) — 1,071
High Yield Fund 2,137 (736) — 514
Inflation Protection Fund 1,111 (102) — (1,140)
International Equity Index Fund — (1,521) — (2,061)
International Small Company Fund 506 (647) — 2,754
LargeCap Growth Fund I — (6,214) 7,027 15,534
LargeCap S&P 500 Index Fund — 227 — 2,487
LargeCap Value Fund III 1,926 (4,311) 8,936 (6,459)
MidCap Fund — (21,011) 5,294 27,055
Origin Emerging Markets Fund 3,983 (25,245) — 35,272
Overseas Fund 1,318 (589) 2,814 7,440
Principal Capital Appreciation Fund 2,964 (7,274) — 34,123
Principal Government Money Market Fund - Class R-6 5.27% 2,191 — — —
Principal Government Money Market Fund - Institutional Class 5.22% 103 — — —
Principal U.S. Mega-Cap ETF 3,880 — — 34,233
Principal U.S. Small-Cap ETF 552 7,139 — (12,604)
Real Estate Securities Fund 383 (53) — (5,653)
Short-Term Income Fund 917 (1,000) — 1,411
Small-MidCap Dividend Income Fund 1,024 (1,475) — (3,996)
Spectrum Preferred and Capital Securities Income Fund 2,613 (3,724) — 2,675
$ 50,532 $ (75,296) $ 48,481 $ 186,170
Amounts in thousands.

Schedule of Investments
SAM Flexible Income Portfolio
October 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 100 .05 % Shares Held Value (000's)
Money Market Funds - 0 .67%
Principal Government Money Market Fund - Class
R-6 5.27%
(a),(b)
15,208,525 $ 15,209
Principal Exchange-Traded Funds - 7 .58%
Principal Active High Yield ETF
(a)
2,073,084 37,087
Principal U.S. Mega-Cap ETF
(a)
3,214,095 133,835
$ 170,922
Principal Funds, Inc. Class R-6 - 48 .48%
Blue Chip Fund
(a),(c)
1,317,119 44,242
Core Fixed Income Fund
(a)
83,481,884 665,352
Diversified International Fund
(a)
4,786,272 56,574
Diversified Real Asset Fund
(a)
3,364,694 34,353
Global Real Estate Securities Fund
(a)
1,366,952 10,799
High Yield Fund
(a)
12,422,455 77,640
LargeCap Growth Fund I
(a),(c)
1,403,734 22,249
Origin Emerging Markets Fund
(a)
1,211,300 10,720
Real Estate Securities Fund
(a)
455,160 10,646
Small-MidCap Dividend Income Fund
(a)
4,571,275 68,386
Spectrum Preferred and Capital Securities Income
Fund
(a)
11,183,699 92,937
$ 1,093,898
Principal Funds, Inc. Institutional Class - 43 .32%
Bond Market Index Fund
(a)
51,418,472 419,060
Equity Income Fund
(a)
2,136,458 70,802
Finisterre Emerging Markets Total Return Bond
Fund
(a)
6,053,178 49,939
Government & High Quality Bond Fund
(a)
11,821,023 97,878
Inflation Protection Fund
(a)
15,753,959 118,785
LargeCap S&P 500 Index Fund
(a)
1,073,348 22,852
LargeCap Value Fund III
(a)
1,315,638 21,879
Principal Capital Appreciation Fund
(a)
1,533,381 93,061
Short-Term Income Fund
(a)
7,178,236 83,052
$ 977,308
TOTAL INVESTMENT COMPANIES $ 2,257,337
Total Investments $ 2,257,337
Other Assets and Liabilities -  (0.05)% (1,028)
TOTAL NET ASSETS - 100.00% $ 2,256,309
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary
Fund Type Percent
Fixed Income Funds 72 .77%
Domestic Equity Funds 21 .63%
International Equity Funds 3 .46%
Specialty Funds 1 .52%
Money Market Funds 0 .67%
Other Assets and Liabilities
( 0 .05 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Flexible Income Portfolio
October 31, 2023
See accompanying notes.

Affiliated Securities October 31, 2022 Purchases Sales October 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 96,311 $ 1,458 $ 65,980 $ 44,242
Bond Market Index Fund 504,952 35,269 112,909 419,060
Core Fixed Income Fund 638,270 114,128 63,898 665,352
Diversified International Fund 51,829 9,285 9,687 56,574
Diversified Real Asset Fund — 34,690 — 34,353
Equity Income Fund 160,898 8,893 94,514 70,802
Finisterre Emerging Markets Total Return Bond Fund 47,215 3,815 3,022 49,939
Global Real Estate Securities Fund 15,109 218 4,114 10,799
Government & High Quality Bond Fund 159,565 4,505 65,005 97,878
High Yield Fund 34,379 47,603 3,189 77,640
Inflation Protection Fund 122,655 19,489 15,518 118,785
LargeCap Growth Fund I — 24,807 4,579 22,249
LargeCap S&P 500 Index Fund — 24,815 2,990 22,852
LargeCap Value Fund III — 24,899 2,656 21,879
Origin Emerging Markets Fund 16,968 3,181 10,822 10,720
Principal Active High Yield ETF 51,184 — 14,637 37,087
Principal Capital Appreciation Fund 93,156 13,875 22,194 93,061
Principal Government Money Market Fund - Class R-6 5.27% — 50,401 35,192 15,209
Principal Government Money Market Fund - Institutional Class 5.22% 22,788 687 23,475 —
Principal U.S. Mega-Cap ETF 62,817 62,152 — 133,835
Real Estate Securities Fund — 12,386 161 10,646
Short-Term Income Fund 151,067 5,880 76,143 83,052
Small-MidCap Dividend Income Fund 32,564 45,549 7,109 68,386
Spectrum Preferred and Capital Securities Income Fund 184,049 8,419 98,049 92,937
$ 2,445,776 $ 556,404 $ 735,843 $ 2,257,337
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (423) $ 665 $ 12,876
Bond Market Index Fund 8,336 (9,345) — 1,093
Core Fixed Income Fund 23,194 (11,438) — (11,710)
Diversified International Fund 606 (501) — 5,648
Diversified Real Asset Fund — — — (337)
Equity Income Fund 2,716 (3,320) 5,828 (1,155)
Finisterre Emerging Markets Total Return Bond Fund 3,210 (682) — 2,613
Global Real Estate Securities Fund 180 500 — (914)
Government & High Quality Bond Fund 3,449 (8,715) — 7,528
High Yield Fund 3,239 (278) — (875)
Inflation Protection Fund 7,276 (1,715) — (6,126)
LargeCap Growth Fund I — 452 — 1,569
LargeCap S&P 500 Index Fund — 198 — 829
LargeCap Value Fund III — 57 — (421)
Origin Emerging Markets Fund 535 (5,339) — 6,732
Principal Active High Yield ETF 2,808 (317) — 857
Principal Capital Appreciation Fund 905 (3,102) — 11,326
Principal Government Money Market Fund - Class R-6 5.27% 926 — — —
Principal Government Money Market Fund - Institutional Class 5.22% 96 — — —
Principal U.S. Mega-Cap ETF 1,145 — — 8,866
Real Estate Securities Fund 105 (23) — (1,556)
Short-Term Income Fund 4,490 (3,488) — 5,736
Small-MidCap Dividend Income Fund 1,022 (822) 1,324 (1,796)
Spectrum Preferred and Capital Securities Income Fund 7,615 (17,441) — 15,959
$ 71,853 $ (65,742) $ 7,817 $ 56,742
Amounts in thousands.

Schedule of Investments
SAM Strategic Growth Portfolio
October 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 100 .05 % Shares Held Value (000's)
Money Market Funds - 0 .55%
Principal Government Money Market Fund - Class
R-6 5.27%
(a),(b)
10,199,260 $ 10,199
Principal Exchange-Traded Funds - 16 .16%
Principal U.S. Mega-Cap ETF
(a)
6,047,800 251,831
Principal U.S. Small-Cap ETF
(a)
1,237,500 47,483
$ 299,314
Principal Funds, Inc. Class R-6 - 42 .81%
Blue Chip Fund
(a),(c)
8,198,273 275,380
Diversified International Fund
(a)
8,234,075 97,327
Diversified Real Asset Fund
(a)
6,722,863 68,640
International Equity Index Fund
(a)
2,399,756 24,214
International Small Company Fund
(a)
4,763,076 42,344
LargeCap Growth Fund I
(a),(c)
5,991,232 94,961
MidCap Fund
(a),(c)
1,080,287 35,790
Origin Emerging Markets Fund
(a)
8,439,327 74,688
Real Estate Securities Fund
(a)
380,653 8,903
Small-MidCap Dividend Income Fund
(a)
4,731,059 70,777
$ 793,024
Principal Funds, Inc. Institutional Class - 40 .53%
Equity Income Fund
(a)
6,572,781 217,822
LargeCap S&P 500 Index Fund
(a)
2,687,555 57,218
LargeCap Value Fund III
(a)
6,648,146 110,559
Overseas Fund
(a)
8,993,174 90,201
Principal Capital Appreciation Fund
(a)
4,528,294 274,822
$ 750,622
TOTAL INVESTMENT COMPANIES $ 1,853,159
Total Investments $ 1,853,159
Other Assets and Liabilities -  (0.05)% (983)
TOTAL NET ASSETS - 100.00% $ 1,852,176
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary
Fund Type Percent
Domestic Equity Funds 78 .05%
International Equity Funds 17 .75%
Specialty Funds 3 .70%
Money Market Funds 0 .55%
Other Assets and Liabilities
( 0 .05 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Strategic Growth Portfolio
October 31, 2023
See accompanying notes.

Affiliated Securities October 31, 2022 Purchases Sales October 31, 2023
Value Cost Proceeds Value
Blue Chip Fund $ 306,500 $ 18,633 $ 100,636 $ 275,380
Bond Market Index Fund 51,755 2,316 53,952 —
Diversified International Fund 128,176 3,066 47,912 97,327
Diversified Real Asset Fund 47,373 29,085 1,200 68,640
Equity Income Fund 276,930 23,216 67,868 217,822
International Equity Index Fund — 50,939 23,527 24,214
International Small Company Fund 41,923 1,642 3,608 42,344
LargeCap Growth Fund I 56,726 44,849 14,014 94,961
LargeCap S&P 500 Index Fund — 58,024 2,964 57,218
LargeCap Value Fund III 94,002 52,801 27,524 110,559
MidCap Fund 124,290 5,546 98,523 35,790
Origin Emerging Markets Fund 109,410 14,724 58,181 74,688
Overseas Fund 71,864 17,757 9,358 90,201
Principal Capital Appreciation Fund 241,878 27,776 16,129 274,822
Principal Government Money Market Fund - Class R-6 5.27% — 51,990 41,791 10,199
Principal Government Money Market Fund - Institutional Class 5.22% 11,978 61 12,039 —
Principal U.S. Mega-Cap ETF 166,522 60,535 — 251,831
Principal U.S. Small-Cap ETF 50,014 17,847 16,609 47,483
Real Estate Securities Fund — 10,203 — 8,903
Small-MidCap Dividend Income Fund — 78,328 2,700 70,777
$ 1,779,341 $ 569,338 $ 598,535 $ 1,853,159
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ — $ (4,749) $ 2,151 $ 55,632
Bond Market Index Fund 859 (3,898) — 3,779
Diversified International Fund 1,491 (4,128) — 18,125
Diversified Real Asset Fund 2,268 (170) 2,818 (6,448)
Equity Income Fund 6,128 (2,331) 10,307 (12,125)
International Equity Index Fund — (1,360) — (1,838)
International Small Company Fund 578 (1,139) — 3,526
LargeCap Growth Fund I — 73 5,705 7,327
LargeCap S&P 500 Index Fund — 138 — 2,020
LargeCap Value Fund III 1,565 522 7,252 (9,242)
MidCap Fund — (11,903) 3,876 16,380
Origin Emerging Markets Fund 3,552 (2,497) — 11,232
Overseas Fund 1,960 (1,048) 4,211 10,986
Principal Capital Appreciation Fund 2,362 (3,572) — 24,869
Principal Government Money Market Fund - Class R-6 5.27% 848 — — —
Principal Government Money Market Fund - Institutional Class 5.22% 50 — — —
Principal U.S. Mega-Cap ETF 2,893 — — 24,774
Principal U.S. Small-Cap ETF 466 6,435 — (10,204)
Real Estate Securities Fund 87 — — (1,300)
Small-MidCap Dividend Income Fund 948 (83) — (4,768)
$ 26,055 $ (29,710) $ 36,320 $ 132,725
Amounts in thousands.

Schedule of Investments
Short-Term Income Fund
October 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 3 .06 % Shares Held Value (000's)
Money Market Funds - 3 .06%
BlackRock Liquidity FedFund - Institutional Class
5.24%
(a),(b)
3,337,519 $ 3,338
Principal Government Money Market Fund - Class
R-6 5.27%
(a),(c)
83,890,760 83,891
$ 87,229
TOTAL INVESTMENT COMPANIES $ 87,229
BONDS - 91 .04%
Principal
Amount (000's) Value (000's)
Agriculture - 0 .14%
Bunge Ltd Finance Corp
1.63%, 08/17/2025 $ 4,200 $ 3,889
Airlines - 0 .48%
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 02/15/2029
(d)
8,585 8,178
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(d)
5,783 5,621
$ 13,799
Automobile Asset Backed Securities - 7 .69%
BMW Vehicle Owner Trust 2023-A
5.72%, 04/27/2026 9,000 8,985
CPS Auto Receivables Trust 2023-C
6.13%, 09/15/2026
(d)
7,921 7,906
Ford Credit Auto Owner Trust 2019-REV1
3.52%, 07/15/2030
(d)
11,700 11,641
Ford Credit Auto Owner Trust 2020-REV2
1.06%, 04/15/2033
(d)
11,000 9,999
Ford Credit Auto Owner Trust 2021-REV1
1.37%, 10/17/2033
(d)
10,250 9,195
GM Financial Consumer Automobile Receivables
Trust 2023-1
5.19%, 03/16/2026 5,517 5,495
GM Financial Consumer Automobile Receivables
Trust 2023-3
5.74%, 09/16/2026 7,500 7,489
GM Financial Consumer Automobile Receivables
Trust 2023-4
5.89%, 11/16/2026 8,220 8,217
Honda Auto Receivables 2023-2 Owner Trust
5.41%, 04/15/2026 10,000 9,953
Mercedes-Benz Auto Receivables Trust 2023-1
5.09%, 01/15/2026 3,781 3,766
Nissan Auto Receivables 2023-A Owner Trust
5.34%, 02/17/2026 8,000 7,969
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027
(d)
16,750 16,218
OneMain Direct Auto Receivables Trust 2021-1
0.87%, 07/14/2028
(d)
27,000 25,688
OneMain Direct Auto Receivables Trust 2022-1
4.65%, 03/14/2029
(d)
10,300 10,043
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031
(d)
17,000 16,663
Toyota Auto Loan Extended Note Trust 2020-1
1.35%, 05/25/2033
(d)
6,100 5,673
Toyota Auto Loan Extended Note Trust 2023-1
4.93%, 06/25/2036
(d)
20,600 19,818
Toyota Auto Receivables 2023-A Owner Trust
5.05%, 01/15/2026 9,920 9,878
Westlake Automobile Receivables Trust 2022-2
6.45%, 08/15/2025
(d)
2,637 2,639
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.13%
World Omni Auto Receivables Trust 2022-A
1.15%, 04/15/2025 12 12
World Omni Auto Receivables Trust 2023-A
5.75%, 07/15/2026 10,094 10,081
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.43%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
World Omni Select Auto Trust 2023-A
5.92%, 03/15/2027 $ 12,201 $ 12,167
$ 219,495
Banks - 16 .02%
Bank of America Corp
0.98%, 09/25/2025
(e)
19,500 18,560
Secured Overnight Financing Rate + 0.91%
1.20%, 10/24/2026
(e)
9,600 8,672
Secured Overnight Financing Rate + 1.01%
1.32%, 06/19/2026
(e)
19,400 17,829
Secured Overnight Financing Rate + 1.15%
4.20%, 08/26/2024 24,500 24,104
Bank of Montreal
0.95%, 01/22/2027
(e),(f)
14,700 13,108
Secured Overnight Financing Rate + 0.60%
Bank of Nova Scotia/The
1.30%, 09/15/2026 5,300 4,649
Barclays PLC
2.28%, 11/24/2027
(e)
7,308 6,397
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
5.30%, 08/09/2026
(e)
7,250 7,074
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
BNP Paribas SA
5.13%, 01/13/2029
(d),(e)
8,400 8,032
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.45%
Canadian Imperial Bank of Commerce
5.93%, 10/02/2026 6,900 6,887
5.99%, 10/03/2028
(f)
3,440 3,397
Citigroup Inc
1.12%, 01/28/2027
(e)
19,600 17,430
Secured Overnight Financing Rate + 0.77%
4.00%, 08/05/2024 10,750 10,586
6.05%, 10/30/2024 9,600 9,568
Secured Overnight Financing Rate + 0.69%
Deutsche Bank AG/New York NY
0.90%, 05/28/2024 9,200 8,938
0.96%, 11/08/2023 11,000 10,989
Fifth Third Bancorp
4.30%, 01/16/2024 15,700 15,624
Goldman Sachs Group Inc/The
1.22%, 12/06/2023 12,000 11,948
2.64%, 02/24/2028
(e)
8,600 7,618
Secured Overnight Financing Rate + 1.11%
4.48%, 08/23/2028
(e)
10,500 9,831
Secured Overnight Financing Rate + 1.73%
6.14%, 12/09/2026 14,700 14,522
Secured Overnight Financing Rate + 0.79%
HSBC Holdings PLC
2.63%, 11/07/2025
(e)
9,300 8,917
CME Term Secured Overnight Financing
Rate 3 Month + 1.40%
JPMorgan Chase & Co
1.04%, 02/04/2027
(e)
15,800 14,050
CME Term Secured Overnight Financing
Rate 3 Month + 0.70%
1.05%, 11/19/2026
(e)
19,600 17,628
Secured Overnight Financing Rate + 0.80%
3.88%, 09/10/2024 5,249 5,148
KeyBank NA/Cleveland OH
5.85%, 11/15/2027
(f)
14,400 13,336

Schedule of Investments
Short-Term Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley
1.59%, 05/04/2027
(e)
$ 10,750 $ 9,552
Secured Overnight Financing Rate + 0.88%
2.48%, 01/21/2028
(e)
6,000 5,317
Secured Overnight Financing Rate + 1.00%
5.05%, 01/28/2027
(e)
10,000 9,766
Secured Overnight Financing Rate + 1.30%
5.77%, 01/25/2024 13,500 13,500
Secured Overnight Financing Rate + 0.46%
NatWest Group PLC
4.27%, 03/22/2025
(e)
9,750 9,652
3 Month USD LIBOR + 1.76%
NatWest Markets PLC
0.80%, 08/12/2024
(d)
7,800 7,482
Royal Bank of Canada
0.88%, 01/20/2026
(f)
14,700 13,176
Societe Generale SA
2.63%, 01/22/2025
(d)
9,700 9,238
Toronto-Dominion Bank/The
0.75%, 01/06/2026 14,700 13,146
Truist Financial Corp
1.27%, 03/02/2027
(e)
5,230 4,585
Secured Overnight Financing Rate + 0.61%
7.16%, 10/30/2029
(e)
4,525 4,552
Secured Overnight Financing Rate + 2.45%
UBS Group AG
2.59%, 09/11/2025
(d),(e)
15,600 15,045
Secured Overnight Financing Rate + 1.56%
4.49%, 08/05/2025
(d),(e)
15,000 14,755
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.60%
Wells Fargo & Co
2.16%, 02/11/2026
(e)
9,800 9,270
CME Term Secured Overnight Financing
Rate 3 Month + 1.01%
2.19%, 04/30/2026
(e)
14,600 13,734
Secured Overnight Financing Rate + 2.00%
2.41%, 10/30/2025
(e)
10,000 9,595
CME Term Secured Overnight Financing
Rate 3 Month + 1.09%
$ 457,207
Beverages - 0 .51%
Keurig Dr Pepper Inc
0.75%, 03/15/2024 14,700 14,416
Biotechnology - 0 .31%
Amgen Inc
5.15%, 03/02/2028 9,100 8,881
Building Materials - 0 .47%
Martin Marietta Materials Inc
4.25%, 07/02/2024 13,455 13,313
Chemicals - 0 .78%
Celanese US Holdings LLC
3.50%, 05/08/2024 4,800 4,732
Nutrien Ltd
5.90%, 11/07/2024 10,000 9,979
Westlake Corp
3.60%, 08/15/2026 7,900 7,418
$ 22,129
Commercial Mortgage Backed Securities - 9 .79%
Arbor Multifamily Mortgage Securities Trust
2022-MF4
3.27%, 02/15/2055
(d),(g)
7,000 6,362
BX Commercial Mortgage Trust 2021-21M
6.18%, 10/15/2036
(d)
8,099 7,906
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.84%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
BX Commercial Mortgage Trust 2021-ACNT
6.30%, 11/15/2038
(d)
$ 11,000 $ 10,759
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.96%
BX Commercial Mortgage Trust 2021-SOAR
6.12%, 06/15/2038
(d)
11,327 11,096
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.78%
BX Commercial Mortgage Trust 2021-VOLT
6.15%, 09/15/2036
(d)
15,000 14,530
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
BX Commercial Mortgage Trust 2021-XL2
6.14%, 10/15/2038
(d)
15,639 15,256
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.80%
BX Trust 2021-BXMF
6.08%, 10/15/2026
(d)
11,262 10,993
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.75%
BX Trust 2021-LGCY
5.95%, 10/15/2036
(d)
20,000 19,304
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.62%
Cold Storage Trust 2020-ICE5
6.35%, 11/15/2037
(d)
19,070 18,858
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.01%
Credit Suisse Mortgage Capital Certificates
2019-ICE4
6.36%, 05/15/2036
(d)
14,208 14,154
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.03%
ELP Commercial Mortgage Trust 2021-ELP
6.15%, 11/15/2038
(d)
15,000 14,624
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.82%
Ginnie Mae
0.87%, 08/16/2042
(g),(h)
1,016 1
GS Mortgage Securities Corp II
4.32%, 09/10/2038
(d),(g)
2,350 2,242
JP Morgan Chase Commercial Mortgage Securities
Trust 2021-MHC
6.25%, 04/15/2038
(d)
12,473 12,308
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.91%
Life 2021-BMR Mortgage Trust
6.15%, 03/15/2038
(d)
16,435 16,039
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
Life 2022-BMR Mortgage Trust
6.63%, 05/15/2039
(d)
18,400 17,999
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.30%
MHC Commercial Mortgage Trust 2021-MHC
6.25%, 04/15/2038
(d)
18,450 18,161
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.92%
MHC Trust 2021-MHC2
6.30%, 05/15/2038
(d)
10,371 10,176
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.96%
MHP 2021-STOR
6.15%, 07/15/2038
(d)
8,800 8,618
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%

Schedule of Investments
Short-Term Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
MHP 2022-MHIL
6.15%, 01/15/2027
(d)
$ 13,446 $ 13,109
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
OPG Trust 2021-PORT
5.93%, 10/15/2036
(d)
11,319 11,000
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.60%
SREIT Trust 2021-MFP
6.18%, 11/15/2038
(d)
13,100 12,817
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.85%
TPGI Trust 2021-DGWD
6.15%, 06/15/2026
(d)
13,378 13,126
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
$ 279,438
Computers - 0 .78%
Apple Inc
1.13%, 05/11/2025 15,000 14,075
Dell International LLC / EMC Corp
5.25%, 02/01/2028 8,400 8,209
$ 22,284
Consumer Products - 0 .28%
Avery Dennison Corp
0.85%, 08/15/2024
(f)
8,400 8,062
Diversified Financial Services - 0 .73%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
1.65%, 10/29/2024 13,700 13,063
Capital One Financial Corp
3.90%, 01/29/2024 7,900 7,855
$ 20,918
Electric - 8 .37%
AES Corp/The
1.38%, 01/15/2026 14,600 12,976
Alliant Energy Finance LLC
1.40%, 03/15/2026
(d)
4,600 4,088
American Electric Power Co Inc
2.03%, 03/15/2024 11,700 11,503
Black Hills Corp
1.04%, 08/23/2024 9,500 9,107
4.25%, 11/30/2023 27,000 26,942
Consumers Energy Co
4.90%, 02/15/2029 8,200 7,923
Dominion Energy Inc
3.07%, 08/15/2024
(g)
9,800 9,566
DTE Energy Co
1.05%, 06/01/2025 4,400 4,065
2.53%, 10/01/2024
(g)
10,000 9,680
Duke Energy Corp
0.90%, 09/15/2025 9,750 8,891
Emera US Finance LP
0.83%, 06/15/2024
(f)
8,500 8,185
Entergy Louisiana LLC
0.62%, 11/17/2023 4,443 4,432
0.95%, 10/01/2024 5,500 5,256
Evergy Inc
2.45%, 09/15/2024 9,300 9,005
Fortis Inc/Canada
3.06%, 10/04/2026 14,594 13,387
NextEra Energy Capital Holdings Inc
4.90%, 02/28/2028
(f)
3,458 3,305
5.75%, 09/01/2025 17,200 17,119
6.05%, 03/01/2025 3,700 3,698
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Public Service Enterprise Group Inc
0.80%, 08/15/2025 $ 14,600 $ 13,354
5.88%, 10/15/2028 8,000 7,917
Southern Co/The
5.50%, 03/15/2029 10,300 10,093
Southwestern Electric Power Co
1.65%, 03/15/2026 11,600 10,500
Tucson Electric Power Co
3.05%, 03/15/2025 4,400 4,248
Vistra Operations Co LLC
3.70%, 01/30/2027
(d)
19,500 17,730
Xcel Energy Inc
1.75%, 03/15/2027 7,000 6,101
$ 239,071
Entertainment - 0 .30%
Warnermedia Holdings Inc
3.76%, 03/15/2027 9,300 8,562
Food - 1 .23%
JBS USA LUX SA / JBS USA Food Co / JBS USA
Finance Inc
5.13%, 02/01/2028 6,900 6,480
Nestle Holdings Inc
0.38%, 01/15/2024
(d),(f)
29,000 28,684
$ 35,164
Forest Products & Paper - 0 .32%
Georgia-Pacific LLC
1.75%, 09/30/2025
(d)
10,000 9,272
Gas - 0 .56%
NiSource Inc
0.95%, 08/15/2025 14,600 13,340
5.25%, 03/30/2028 2,700 2,621
$ 15,961
Healthcare - Services - 1 .22%
Centene Corp
4.25%, 12/15/2027 16,750 15,415
HCA Inc
5.25%, 06/15/2026 20,000 19,527
$ 34,942
Home Builders - 0 .33%
DR Horton Inc
2.50%, 10/15/2024 9,800 9,478
Home Furnishings - 0 .17%
Panasonic Holdings Corp
2.68%, 07/19/2024
(d)
5,000 4,879
Insurance - 2 .76%
Athene Global Funding
1.72%, 01/07/2025
(d)
9,600 9,041
Five Corners Funding Trust
4.42%, 11/15/2023
(d)
6,250 6,245
Guardian Life Global Funding
0.88%, 12/10/2025
(d)
8,647 7,784
1.10%, 06/23/2025
(d)
17,525 16,228
Markel Group Inc
3.50%, 11/01/2027 4,719 4,309
MassMutual Global Funding II
2.75%, 06/22/2024
(d)
13,000 12,745
New York Life Global Funding
2.00%, 01/22/2025
(d)
9,800 9,376
Northwestern Mutual Global Funding
0.80%, 01/14/2026
(d)
14,500 13,019
$ 78,747
Internet - 0 .42%
eBay Inc
1.40%, 05/10/2026 13,530 12,120

Schedule of Investments
Short-Term Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media - 0 .56%
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.91%, 07/23/2025 $ 9,700 $ 9,484
Paramount Global
4.75%, 05/15/2025 6,596 6,444
$ 15,928
Mining - 0 .49%
Anglo American Capital PLC
5.38%, 04/01/2025
(d)
9,600 9,471
Glencore Funding LLC
1.63%, 09/01/2025
(d)
4,750 4,387
$ 13,858
Mortgage Backed Securities - 3 .30%
Banc of America Funding 2004-1 Trust
5.25%, 02/25/2019 6 5
CHL Mortgage Pass-Through Trust 2003-46
5.52%, 01/19/2034
(g)
119 109
Credit Suisse First Boston Mortgage Securities Corp
5.00%, 09/25/2019 3 2
GS Mortgage-Backed Securities Corp Trust
2021-PJ3
2.50%, 08/25/2051
(d),(g)
3,487 2,887
J.P. Morgan Mortgage Trust 2023-8
6.00%, 02/25/2054
(d),(g)
9,331 9,169
JP Morgan Mortgage Trust 2004-A3
4.97%, 07/25/2034
(g)
128 113
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034 72 74
JP Morgan Mortgage Trust 2021-1
2.50%, 06/25/2051
(d),(g)
12,053 10,301
Metlife Securitization Trust 2019-1
3.75%, 04/25/2058
(d),(g)
1,524 1,451
Morgan Stanley Residential Mortgage Loan Trust
2020-1
2.50%, 12/25/2050
(d),(g)
4,807 4,064
Oceanview Mortgage Trust 2021-3
2.50%, 06/25/2051
(d),(g)
11,287 9,286
PHH Mortgage Trust Series 2008-CIM1
7.68%, 06/25/2038 460 403
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.36%
PSMC 2021-3 Trust
2.50%, 08/25/2051
(d),(g)
10,651 8,886
Sequoia Mortgage Trust 2020-4
2.50%, 11/25/2050
(d),(g)
7,115 6,185
Sequoia Mortgage Trust 2021-3
2.50%, 05/25/2051
(d),(g)
18,309 15,145
Sequoia Mortgage Trust 2021-4
2.50%, 06/25/2051
(d),(g)
19,311 15,872
Wells Fargo Mortgage Backed Securities 2020-2
Trust
3.00%, 12/25/2049
(d),(g)
344 340
Wells Fargo Mortgage Backed Securities 2020-3
Trust
3.00%, 06/25/2050
(d),(g)
591 559
Wells Fargo Mortgage Backed Securities 2020-4
Trust
3.00%, 07/25/2050
(d),(g)
4,788 3,686
Wells Fargo Mortgage Backed Securities 2020-5
Trust
2.50%, 09/25/2050
(d),(g)
4,606 3,989
Wells Fargo Mortgage Backed Securities 2021-1
Trust
2.50%, 12/25/2050
(d),(g)
1,923 1,607
$ 94,133
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Office & Business Equipment - 0 .34%
CDW LLC / CDW Finance Corp
2.67%, 12/01/2026 $ 11,000 $ 9,839
Oil & Gas - 0 .71%
Chevron USA Inc
0.69%, 08/12/2025 4,600 4,240
Exxon Mobil Corp
2.99%, 03/19/2025 9,800 9,479
Phillips 66
3.85%, 04/09/2025 6,850 6,657
$ 20,376
Other Asset Backed Securities - 15 .84%
AMMC CLO 15 Ltd
6.78%, 01/15/2032
(d)
16,000 15,925
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.38%
Bardot CLO Ltd
6.76%, 10/22/2032
(d)
14,250 14,126
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.35%
CCG Receivables Trust 2020-1
0.54%, 12/14/2027
(d)
632 629
CCG Receivables Trust 2021-1
0.30%, 06/14/2027
(d)
3,387 3,333
CF Hippolyta Issuer LLC
1.53%, 03/15/2061
(d)
30,064 26,321
1.69%, 07/15/2060
(d)
9,066 8,223
Dell Equipment Finance Trust 2023-2
5.84%, 01/22/2029
(d)
7,200 7,185
Dewolf Park CLO Ltd
6.58%, 10/15/2030
(d)
14,277 14,206
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.18%
DLLAA 2023-1 LLC
5.93%, 07/20/2026
(d)
6,900 6,892
Fortress Credit Opportunities XVII CLO Ltd
6.76%, 01/15/2030
(d)
6,830 6,806
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.37%
John Deere Owner Trust 2023-B
5.59%, 06/15/2026 9,600 9,581
JP Morgan Mortgage Trust 2023-HE1
7.07%, 11/25/2053
(d)
3,021 3,025
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.75%
JP Morgan Mortgage Trust 2023-HE2
7.02%, 03/25/2054
(d)
13,102 13,110
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.70%
KKR CLO 18 Ltd
6.60%, 07/18/2030
(d)
16,157 16,044
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
KKR Lending Partners III Clo LLC
7.06%, 10/20/2030
(d)
8,985 8,914
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.64%
7.23%, 10/20/2030
(d)
13,600 13,432
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.81%
Kubota Credit Owner Trust 2023-1
5.40%, 02/17/2026
(d)
2,500 2,486
Kubota Credit Owner Trust 2023-2
5.61%, 07/15/2026
(d)
13,750 13,680
Lake Shore MM CLO III LLC
7.14%, 10/17/2031
(d)
20,000 19,780
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.74%

Schedule of Investments
Short-Term Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Madison Park Funding XVIII Ltd
6.61%, 10/21/2030
(d)
$ 15,640 $ 15,573
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
Marathon CLO X Ltd
6.63%, 11/15/2029
(d)
6,104 6,089
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.26%
Marathon CLO XIII Ltd
6.98%, 04/15/2032
(d)
19,500 19,453
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.58%
MMAF Equipment Finance LLC 2023-A
5.79%, 11/13/2026
(d)
10,850 10,815
MVW 2021-1W LLC
1.14%, 01/22/2041
(d)
2,875 2,612
MVW Owner Trust 2018-1
3.45%, 01/21/2036
(d)
1,916 1,873
Oaktree CLO 2019-4 Ltd
6.80%, 10/20/2032
(d)
20,000 19,922
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.38%
Palmer Square Loan Funding 2022-1 Ltd
6.44%, 04/15/2030
(d)
8,301 8,249
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.05%
Parliament Funding II ltd
6.93%, 10/20/2031
(d)
9,256 9,154
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.51%
PFS Financing Corp
0.71%, 04/15/2026
(d)
9,750 9,507
0.97%, 02/15/2026
(d)
17,650 17,389
2.47%, 02/15/2027
(d)
11,750 11,217
5.52%, 10/15/2028
(d)
4,500 4,427
Shackleton 2017-X CLO Ltd
6.57%, 04/20/2029
(d)
7,021 6,971
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.15%
Stratus CLO 2021-2 Ltd
6.58%, 12/28/2029
(d)
6,153 6,124
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.16%
TCI-Flatiron CLO 2016-1 Ltd
6.50%, 01/17/2032
(d)
7,801 7,751
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.10%
T-Mobile US Trust 2022-1
4.91%, 05/22/2028
(d)
7,000 6,902
Trafigura Securitisation Finance PLC 2021-1
1.08%, 01/15/2025
(d)
24,000 22,877
Verizon Master Trust
4.49%, 01/22/2029 16,000 15,578
4.89%, 04/13/2028 10,000 9,855
5.16%, 06/20/2029 13,800 13,671
5.23%, 11/22/2027 12,950 12,835
Voya 2012-4 Ltd
6.66%, 10/15/2030
(d)
7,902 7,873
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.26%
VSE 2018-A VOI Mortgage LLC
3.56%, 02/20/2036
(d)
1,736 1,690
$ 452,105
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers - 0 .64%
Graphic Packaging International LLC
0.82%, 04/15/2024
(d)
$ 9,700 $ 9,454
1.51%, 04/15/2026
(d)
9,800 8,691
$ 18,145
Pharmaceuticals - 1 .73%
AbbVie Inc
2.60%, 11/21/2024 6,800 6,571
Bayer US Finance II LLC
3.88%, 12/15/2023
(d)
5,800 5,784
Bristol-Myers Squibb Co
0.54%, 11/13/2023 14,700 14,677
Cigna Group/The
0.61%, 03/15/2024 7,850 7,695
1.25%, 03/15/2026 8,500 7,647
Pfizer Investment Enterprises Pte Ltd
4.65%, 05/19/2025 7,000 6,911
$ 49,285
Pipelines - 1 .47%
Columbia Pipelines Holding Co LLC
6.04%, 08/15/2028
(d)
11,350 11,153
6.06%, 08/15/2026
(d)
3,450 3,445
Energy Transfer LP
4.40%, 03/15/2027 5,250 4,945
5.55%, 02/15/2028 10,000 9,708
ONEOK Inc
5.55%, 11/01/2026 6,000 5,927
Williams Cos Inc/The
5.40%, 03/02/2026 7,000 6,921
$ 42,099
REITs - 2 .91%
American Tower Trust #1
3.65%, 03/15/2048
(d)
6,300 5,728
5.49%, 03/15/2028
(d)
10,500 10,310
Crown Castle Inc
1.35%, 07/15/2025
(f)
8,750 8,073
CubeSmart LP
4.00%, 11/15/2025 3,275 3,134
Omega Healthcare Investors Inc
4.50%, 01/15/2025 7,250 7,030
4.95%, 04/01/2024 4,750 4,724
SBA Tower Trust
1.63%, 05/15/2051
(d)
19,400 16,793
1.88%, 07/15/2050
(d)
6,463 5,859
2.33%, 07/15/2052
(d)
2,800 2,357
2.84%, 01/15/2050
(d)
10,325 9,859
Ventas Realty LP
3.50%, 04/15/2024
(f)
9,400 9,261
$ 83,128
Semiconductors - 0 .18%
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025 5,300 5,037
Software - 0 .34%
Roper Technologies Inc
1.00%, 09/15/2025 10,450 9,572
Student Loan Asset Backed Securities - 6 .22%
Commonbond Student Loan Trust 2018-BGS
3.56%, 09/25/2045
(d)
2,315 2,138
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046
(d)
3,148 2,932
Commonbond Student Loan Trust 2019-A-GS
2.54%, 01/25/2047
(d)
5,624 4,888
Commonbond Student Loan Trust 2020-A-GS
1.98%, 08/25/2050
(d)
2,373 1,986
Commonbond Student Loan Trust 2021-A-GS
1.20%, 03/25/2052
(d)
10,726 8,573
Commonbond Student Loan Trust 2021-B-GS
1.17%, 09/25/2051
(d)
3,498 2,821

Schedule of Investments
Short-Term Income Fund
October 31, 2023
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
EDvestinU Private Education Loan Issue No 3 LLC
1.80%, 11/25/2045
(d)
$ 7,881 $ 6,761
Laurel Road Prime Student Loan Trust 2019-A
2.34%, 10/25/2048
(d)
314 304
Navient Private Education Refi Loan Trust 2019-A
3.42%, 01/15/2043
(d)
953 916
Navient Private Education Refi Loan Trust 2019-G
2.40%, 10/15/2068
(d)
3,630 3,343
Navient Private Education Refi Loan Trust 2020-D
1.69%, 05/15/2069
(d)
4,773 4,265
Navient Private Education Refi Loan Trust 2020-F
1.22%, 07/15/2069
(d)
3,113 2,760
Navient Private Education Refi Loan Trust 2020-G
1.17%, 09/16/2069
(d)
3,367 2,953
Navient Private Education Refi Loan Trust 2020-H
1.31%, 01/15/2069
(d)
4,699 4,230
Navient Private Education Refi Loan Trust 2021-A
0.84%, 05/15/2069
(d)
4,277 3,665
Navient Private Education Refi Loan Trust 2021-B
0.94%, 07/15/2069
(d)
9,177 7,792
Navient Private Education Refi Loan Trust 2021-c
1.06%, 10/15/2069
(d)
8,590 7,271
Navient Private Education Refi Loan Trust 2021-E
0.97%, 12/16/2069
(d)
12,207 10,193
Navient Private Education Refi Loan Trust 2021-F
1.11%, 02/18/2070
(d)
5,143 4,243
Navient Private Education Refi Loan Trust 2022-A
2.23%, 07/15/2070
(d)
4,642 3,975
Navient Private Education Refi Loan Trust 2023-A
5.51%, 10/15/2071
(d)
2,842 2,769
Nelnet Student Loan Trust 2021-A
1.36%, 04/20/2062
(d)
20,833 18,368
Nelnet Student Loan Trust 2021-C
1.32%, 04/20/2062
(d)
7,101 6,240
Nelnet Student Loan Trust 2021-D
1.63%, 04/20/2062
(d)
9,965 8,920
SLM Private Credit Student Loan Trust 2004-A
6.07%, 06/15/2033 391 386
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.66%
SLM Private Credit Student Loan Trust 2006-A
5.96%, 06/15/2039 12,002 11,537
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.55%
SLM Private Credit Student Loan Trust 2006-B
5.87%, 12/15/2039 6,968 6,673
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.46%
SMB Private Education Loan Trust 2021-A
1.07%, 01/15/2053
(d)
7,266 6,181
SMB Private Education Loan Trust 2021-B
1.31%, 07/17/2051
(d)
12,135 10,684
SMB Private Education Loan Trust 2021-E
1.68%, 02/15/2051
(d)
12,107 10,734
SMB Private Education Loan Trust 2022-C
4.48%, 05/16/2050
(d)
9,616 9,072
$ 177,573
Telecommunications - 1 .60%
AT&T Inc
1.70%, 03/25/2026 9,400 8,532
Crown Castle Towers LLC
3.66%, 05/15/2045
(d)
4,187 4,007
4.24%, 07/15/2048
(d)
1,650 1,502
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
4.74%, 09/20/2029
(d)
15,396 15,222
5.15%, 03/20/2028
(d)
8,550 8,414
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Verizon Communications Inc
1.45%, 03/20/2026 $ 4,350 $ 3,935
6.11%, 03/20/2026 4,102 4,123
Secured Overnight Financing Rate + 0.79%
$ 45,735
Transportation - 0 .71%
Canadian Pacific Railway Co
1.35%, 12/02/2024 11,000 10,475
Ryder System Inc
1.75%, 09/01/2026 11,000 9,873
$ 20,348
Trucking & Leasing - 0 .34%
Penske Truck Leasing Co Lp / PTL Finance Corp
3.45%, 07/01/2024
(d)
9,800 9,632
TOTAL BONDS $ 2,598,820
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 5 .61%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .00%
5.04%, 09/01/2035 $ 19 $ 19
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.25%
Federal National Mortgage Association (FNMA) - 0 .00%
4.02%, 12/01/2032 9 8
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.64%
4.12%, 01/01/2035 9 9
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.75%
4.42%, 11/01/2032 4 4
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.29%
4.59%, 07/01/2034 4 4
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.66%
4.98%, 02/01/2037 23 23
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.06%
5.31%, 02/01/2035 3 3
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 6-Month + 1.90%
5.36%, 11/01/2035 1 1
1.00 x 11th District Monthly Weighted
Average Cost of Funds Replacement Index
+ 1.25%
5.81%, 08/01/2034 10 10
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.63%
5.83%, 07/01/2034 14 13
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.58%
5.92%, 10/01/2035 35 34
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.68%
$ 109
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 0 .00%
7.50%, 10/01/2029 2 2
U.S. Treasury - 5 .61%
0.63%, 03/31/2027 30,000 26,025
0.88%, 06/30/2026 10,350 9,324
1.00%, 07/31/2028 37,800 31,653
1.25%, 11/30/2026 44,100 39,553
2.25%, 11/15/2027 30,750 27,816

Schedule of Investments
Short-Term Income Fund
October 31, 2023
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.38%, 05/15/2027 $ 27,950 $ 25,683
$ 160,054
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 160,184
Total Investments $ 2,846,233
Other Assets and Liabilities -  0.29% 8,418
TOTAL NET ASSETS - 100.00% $ 2,854,651
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,338 or
0.12% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,407,419 or 49.30% of net assets.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $3,239 or 0.11% of net assets.
(g) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(h) Security is an Interest Only Strip.
Portfolio Summary
Sector Percent
Asset Backed Securities 29 .75%
Financial 22 .42%
Mortgage Securities 13 .09%
Utilities 8 .93%
Government 5 .61%
Consumer, Non-cyclical 5 .42%
Money Market Funds 3 .06%
Communications 2 .58%
Energy 2 .18%
Industrial 2 .16%
Technology 1 .64%
Basic Materials 1 .59%
Consumer, Cyclical 1 .28%
Other Assets and Liabilities
0 .29%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales October 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.27% $ — $ 1,207,027 $ 1,123,136 $ 83,891
Principal Government Money Market Fund - Institutional Class 5.22% 54,001 182,546 236,547 —
$ 54,001 $ 1,389,573 $ 1,359,683 $ 83,891
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.27% $ 2,645 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.22% 178 — — —
$ 2,823 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 5 Year Note; December 2023 Long 2,901 $ 303,087 $ (4,696)
Total $ (4,696)
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Fund
October 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 2 .72 % Shares Held Value (000's)
Money Market Funds - 2 .72%
BlackRock Liquidity FedFund - Institutional Class
5.24%
(a),(b)
1,696,578 $ 1,697
Principal Government Money Market Fund - Class
R-6 5.27%
(a),(c)
27,136,552 27,136
$ 28,833
TOTAL INVESTMENT COMPANIES $ 28,833
COMMON STOCKS - 97 .44 % Shares Held Value (000's)
Aerospace & Defense - 1 .35%
AAR Corp
(d)
242,100 $ 14,371
Agriculture - 1 .25%
Darling Ingredients Inc
(d)
239,600 10,612
Vital Farms Inc
(d)
242,800 2,685
$ 13,297
Airlines - 0 .28%
Sun Country Airlines Holdings Inc
(d)
231,600 3,015
Automobile Parts & Equipment - 0 .80%
Visteon Corp
(d)
73,300 8,439
Banks - 7 .68%
Ameris Bancorp 177,000 6,602
Bancorp Inc/The
(d)
281,900 10,050
CVB Financial Corp 478,000 7,466
First Merchants Corp 191,800 5,238
FNB Corp/PA 1,009,196 10,788
Independent Bank Corp 28,937 1,412
Independent Bank Corp/MI 138,800 2,769
Pinnacle Financial Partners Inc 84,645 5,278
Popular Inc 119,800 7,792
Trustmark Corp 161,100 3,240
United Community Banks Inc/GA 329,050 7,269
Webster Financial Corp 107,822 4,094
Wintrust Financial Corp 127,913 9,554
$ 81,552
Biotechnology - 5 .31%
Bridgebio Pharma Inc
(d)
262,300 6,830
Cellectis SA ADR
(d)
366,597 353
Denali Therapeutics Inc
(d)
251,000 4,726
Immunocore Holdings PLC ADR
(d)
123,800 5,497
ImmunoGen Inc
(d)
327,900 4,873
Immunovant Inc
(d)
108,552 3,588
Insmed Inc
(d)
352,700 8,839
Intra-Cellular Therapies Inc
(d)
121,400 6,041
Iovance Biotherapeutics Inc
(d)
618,200 2,362
MacroGenics Inc
(d)
202,900 1,059
Olink Holding AB ADR
(d)
241,900 6,028
Seagen Inc
(d)
28,900 6,150
$ 56,346
Building Materials - 3 .36%
Modine Manufacturing Co
(d)
320,209 12,649
Summit Materials Inc
(d)
344,200 11,324
Trex Co Inc
(d)
207,900 11,686
$ 35,659
Chemicals - 1 .19%
Koppers Holdings Inc 185,400 6,780
Livent Corp
(d)
397,800 5,804
$ 12,584
Commercial Services - 4 .02%
AMN Healthcare Services Inc
(d)
87,800 6,660
Cross Country Healthcare Inc
(d)
347,600 8,050
Flywire Corp
(d)
245,700 6,607
Huron Consulting Group Inc
(d)
74,000 7,353
ICF International Inc 68,500 8,681
Progyny Inc
(d)
172,000 5,308
$ 42,659
Computers - 3 .07%
ExlService Holdings Inc
(d)
522,200 13,634
Parsons Corp
(d)
206,700 11,689
Super Micro Computer Inc
(d)
30,400 7,280
$ 32,603
COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products - 0 .51%
Central Garden & Pet Co - A Shares
(d)
136,680 $ 5,425
Cosmetics & Personal Care - 0 .22%
Beauty Health Co/The
(d)
578,800 2,344
Distribution & Wholesale - 1 .30%
Titan Machinery Inc
(d)
61,200 1,520
WESCO International Inc 95,900 12,295
$ 13,815
Diversified Financial Services - 2 .87%
Encore Capital Group Inc
(d)
222,600 8,388
Janus Henderson Group PLC 163,500 3,772
Lazard Ltd 110,600 3,071
Moelis & Co 68,200 2,840
Stifel Financial Corp 141,100 8,043
StoneX Group Inc
(d)
45,322 4,320
$ 30,434
Electric - 1 .95%
Brookfield Renewable Corp 315,100 7,171
Portland General Electric Co 336,800 13,479
$ 20,650
Electrical Components & Equipment - 1 .26%
EnerSys 156,600 13,402
Electronics - 4 .50%
Advanced Energy Industries Inc 162,800 14,206
Atkore Inc
(d)
100,100 12,440
Mirion Technologies Inc - Warrants
(d)
179,475 192
TD SYNNEX Corp 105,700 9,691
Vishay Intertechnology Inc 505,200 11,236
$ 47,765
Energy - Alternate Sources - 0 .47%
Array Technologies Inc
(d)
285,800 4,953
Engineering & Construction - 2 .20%
Dycom Industries Inc
(d)
150,100 12,785
MYR Group Inc
(d)
91,000 10,541
$ 23,326
Entertainment - 3 .48%
Caesars Entertainment Inc
(d)
195,200 7,786
Golden Entertainment Inc 296,900 9,311
TKO Group Holdings Inc 134,500 11,026
Vail Resorts Inc 41,600 8,830
$ 36,953
Food - 1 .38%
Performance Food Group Co
(d)
253,218 14,626
Gas - 1 .14%
Southwest Gas Holdings Inc 206,490 12,102
Hand & Machine Tools - 0 .69%
Regal Rexnord Corp 62,100 7,353
Healthcare - Products - 3 .02%
Adaptive Biotechnologies Corp
(d)
352,600 1,565
Castle Biosciences Inc
(d)
338,300 5,284
Exact Sciences Corp
(d)
140,700 8,666
Natera Inc
(d)
256,492 10,124
Nevro Corp
(d)
137,000 1,977
STAAR Surgical Co
(d)
107,300 4,487
$ 32,103
Healthcare - Services - 1 .82%
Addus HomeCare Corp
(d)
124,300 9,807
LifeStance Health Group Inc
(d),(e)
893,700 5,210
RadNet Inc
(d)
159,400 4,298
$ 19,315
Holding Companies - Diversified - 0 .00%
Cazoo Group Ltd - Warrants
(d)
95,725 —
Home Builders - 1 .35%
Taylor Morrison Home Corp
(d)
374,400 14,347
Insurance - 3 .20%
CNO Financial Group Inc 299,066 6,932
Essent Group Ltd 146,400 6,916
Hanover Insurance Group Inc/The 89,793 10,525

Schedule of Investments
SmallCap Fund
October 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Lincoln National Corp 94,200 $ 2,051
Primerica Inc 39,500 7,551
$ 33,975
Internet - 0 .08%
Lulu's Fashion Lounge Holdings Inc
(d),(e)
404,700 850
Iron & Steel - 1 .13%
Commercial Metals Co 283,500 11,989
Leisure Products & Services - 0 .94%
Life Time Group Holdings Inc
(d)
674,253 7,970
Lindblad Expeditions Holdings Inc
(d)
319,200 1,985
$ 9,955
Lodging - 0 .05%
Sonder Holdings Inc
(d),(e)
71,567 540
Machinery - Diversified - 2 .17%
Chart Industries Inc
(d)
106,000 12,320
Zurn Elkay Water Solutions Corp 406,300 10,751
$ 23,071
Mining - 0 .14%
Piedmont Lithium Inc
(d)
54,600 1,500
Oil & Gas - 6 .03%
Chord Energy Corp 47,200 7,803
Civitas Resources Inc 204,800 15,448
Gulfport Energy Corp
(d)
102,100 12,621
Northern Oil and Gas Inc 211,600 8,113
Patterson-UTI Energy Inc 808,700 10,270
Valaris Ltd
(d)
147,500 9,741
$ 63,996
Oil & Gas Services - 1 .04%
ChampionX Corp 359,200 11,063
Packaging & Containers - 1 .09%
Graphic Packaging Holding Co 538,300 11,579
Pharmaceuticals - 1 .51%
Collegium Pharmaceutical Inc
(d)
344,700 7,501
Dexcom Inc
(d)
76,400 6,786
Revance Therapeutics Inc
(d)
223,200 1,761
$ 16,048
REITs - 6 .28%
Agree Realty Corp 253,000 14,153
Cousins Properties Inc 427,301 7,636
First Industrial Realty Trust Inc 320,040 13,538
Ladder Capital Corp 516,800 5,225
Pebblebrook Hotel Trust 1,246,836 14,875
Rexford Industrial Realty Inc 260,700 11,272
$ 66,699
Retail - 4 .48%
BJ's Wholesale Club Holdings Inc
(d)
188,751 12,858
Bloomin' Brands Inc 449,700 10,496
Caleres Inc 567,600 14,519
Petco Health & Wellness Co Inc
(d),(e)
358,373 1,240
Portillo's Inc
(d)
296,400 4,431
Sally Beauty Holdings Inc
(d)
474,700 4,035
$ 47,579
Semiconductors - 2 .07%
Allegro MicroSystems Inc
(d)
351,700 9,130
Entegris Inc 89,540 7,883
SiTime Corp
(d)
50,000 4,990
$ 22,003
Software - 8 .23%
Aspen Technology Inc
(d)
23,516 4,180
Bentley Systems Inc 66,100 3,215
Concentrix Corp 112,900 8,604
DigitalOcean Holdings Inc
(d)
192,500 3,938
DoubleVerify Holdings Inc
(d)
234,500 6,526
Duolingo Inc
(d)
28,400 4,148
Jamf Holding Corp
(d)
194,000 3,116
Manhattan Associates Inc
(d)
74,100 14,448
Privia Health Group Inc
(d)
536,393 11,275
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Progress Software Corp 133,200 $ 6,844
Sophia Genetics SA
(d),(e)
202,400 747
Sprout Social Inc
(d)
170,600 7,383
Verra Mobility Corp
(d)
653,900 12,928
$ 87,352
Telecommunications - 0 .49%
Credo Technology Group Holding Ltd
(d)
367,695 5,229
Transportation - 2 .04%
Hub Group Inc
(d)
98,800 6,793
Teekay Tankers Ltd 180,000 8,946
World Kinect Corp 319,157 5,904
$ 21,643
TOTAL COMMON STOCKS $ 1,034,509
Total Investments $ 1,063,342
Other Assets and Liabilities -  (0.16)% (1,712)
TOTAL NET ASSETS - 100.00% $ 1,061,630
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,697 or
0.16% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,643 or 0.15% of net assets.
Portfolio Summary
Sector Percent
Financial 20 .03%
Consumer, Non-cyclical 19 .04%
Industrial 18 .66%
Technology 13 .37%
Consumer, Cyclical 12 .68%
Energy 7 .54%
Utilities 3 .09%
Money Market Funds 2 .72%
Basic Materials 2 .46%
Communications 0 .57%
Diversified 0 .00%
Other Assets and Liabilities
( 0 .16 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SmallCap Fund
October 31, 2023
See accompanying notes.

Affiliated Securities October 31, 2022 Purchases Sales October 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.27% $ — $ 387,648 $ 360,512 $ 27,136
Principal Government Money Market Fund - Institutional Class 5.22% 24,455 33,530 57,985 —
$ 24,455 $ 421,178 $ 418,497 $ 27,136
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.27% $ 651 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.22% 35 — — —
$ 686 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
SmallCap Growth Fund I
October 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 4 .71 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .69%
iShares Russell 2000 Growth ETF
(a)
11,000 $ 2,277
SPDR S&P Biotech ETF
(a)
176,944 11,719
$ 13,996
Money Market Funds - 4 .02%
BlackRock Liquidity FedFund - Institutional Class
5.24%
(b),(c)
4,386,909 4,387
Principal Government Money Market Fund - Class
R-6 5.27%
(b),(c),(d)
76,745,066 76,745
$ 81,132
TOTAL INVESTMENT COMPANIES $ 95,128
COMMON STOCKS - 96 .12 % Shares Held Value (000's)
Advertising - 0 .00%
Boston Omaha Corp
(e)
171 $ 2
Aerospace & Defense - 3 .09%
AAR Corp
(e)
113,768 6,753
AeroVironment Inc
(e)
67,118 7,696
Amprius Technologies Inc
(a),(e)
636 2
Curtiss-Wright Corp 101,897 20,258
Eve Holding Inc
(a),(e)
1,786 13
Hexcel Corp 172,713 10,694
Joby Aviation Inc
(a),(e)
9,230 49
Kratos Defense & Security Solutions Inc
(e)
496,329 8,463
Leonardo DRS Inc
(e)
430,457 8,209
Moog Inc 553 64
Redwire Corp
(e)
873 2
Rocket Lab USA Inc
(a),(e)
27,524 117
$ 62,320
Agriculture - 0 .01%
Dole PLC 4,011 46
Ispire Technology Inc
(a),(e)
340 3
Turning Point Brands Inc 1,684 34
Vector Group Ltd 2,392 24
Vital Farms Inc
(e)
2,906 32
$ 139
Airlines - 0 .18%
Allegiant Travel Co 160 10
Frontier Group Holdings Inc
(a),(e)
3,760 13
Sun Country Airlines Holdings Inc
(e)
271,637 3,537
$ 3,560
Apparel - 0 .04%
Hanesbrands Inc 23,261 97
Kontoor Brands Inc 5,547 258
Oxford Industries Inc 1,109 94
Rocky Brands Inc 57 1
Steven Madden Ltd 7,392 242
Torrid Holdings Inc
(a),(e)
905 2
Urban Outfitters Inc
(e)
2,116 73
Wolverine World Wide Inc 6,966 56
$ 823
Automobile Manufacturers - 0 .01%
Blue Bird Corp
(e)
157 3
Fisker Inc
(a),(e)
19,364 87
Wabash National Corp 4,695 97
Workhorse Group Inc
(a),(e)
989 1
$ 188
Automobile Parts & Equipment - 0 .91%
Commercial Vehicle Group Inc
(e)
423 3
Cooper-Standard Holdings Inc
(e)
619 8
Dorman Products Inc
(e)
2,599 162
Douglas Dynamics Inc 2,226 54
Fox Factory Holding Corp
(e)
103,106 8,400
Gentherm Inc
(e)
3,273 132
indie Semiconductor Inc
(e)
776,291 3,796
Luminar Technologies Inc
(a),(e)
26,886 85
Miller Industries Inc/TN 88 3
SES AI Corp
(e)
1,345 2
Shyft Group Inc/The 3,402 37
Visteon Corp
(e)
31,712 3,651
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment (continued)
XPEL Inc
(e)
43,064 $ 1,994
$ 18,327
Banks - 0 .87%
BancFirst Corp 300 24
Bancorp Inc/The
(e)
5,186 185
Bank of NT Butterfield & Son Ltd/The 347 9
Bank7 Corp 24 1
BayCom Corp 130 3
Burke & Herbert Financial Services Corp 58 3
Capital City Bank Group Inc 450 13
Citizens Financial Services Inc 98 5
City Holding Co 124 11
Coastal Financial Corp/WA
(e)
1,059 39
Esquire Financial Holdings Inc 608 28
First BanCorp/Puerto Rico 1,604 21
First Financial Bankshares Inc 12,813 308
Five Star Bancorp 536 10
Lakeland Financial Corp 160 8
Metropolitan Bank Holding Corp
(e)
103 3
MVB Financial Corp 118 2
NBT Bancorp Inc 433 15
Pathward Financial Inc 887 40
Plumas Bancorp 85 3
Popular Inc 18,810 1,223
Prosperity Bancshares Inc 280,877 15,319
ServisFirst Bancshares Inc 1,696 80
Stellar Bancorp Inc 295 6
Stock Yards Bancorp Inc 2,345 92
Third Coast Bancshares Inc
(e)
114 2
Westamerica BanCorp 775 37
$ 17,490
Beverages - 0 .30%
BRC Inc
(a),(e)
3,392 10
Celsius Holdings Inc
(e)
30,625 4,658
Coca-Cola Consolidated Inc 471 300
Duckhorn Portfolio Inc/The
(e)
841 9
MGP Ingredients Inc 1,559 147
National Beverage Corp
(e)
2,340 108
Primo Water Corp 2,067 27
Vita Coco Co Inc/The
(e)
2,822 76
Westrock Coffee Co
(e)
2,884 24
Zevia PBC
(e)
334,069 648
$ 6,007
Biotechnology - 9 .29%
4D Molecular Therapeutics Inc
(e)
315 3
89bio Inc
(e)
6,118 45
Abcam PLC ADR
(e)
506,701 11,614
ACADIA Pharmaceuticals Inc
(e)
453,256 10,230
Actinium Pharmaceuticals Inc
(e)
2,495 14
ADMA Biologics Inc
(e)
11,058 37
Aerovate Therapeutics Inc
(e)
1,190 13
Agenus Inc
(e)
6,200 5
Akero Therapeutics Inc
(e)
102,601 1,223
Aldeyra Therapeutics Inc
(e)
4,443 8
Alpine Immune Sciences Inc
(e)
1,755 18
Amicus Therapeutics Inc
(e)
27,564 302
AnaptysBio Inc
(e)
1,472 24
Anavex Life Sciences Corp
(e)
6,952 39
ANI Pharmaceuticals Inc
(e)
49,995 3,087
Apogee Therapeutics Inc
(a),(e)
876 15
Arbutus Biopharma Corp
(e)
7,659 14
Arcellx Inc
(e)
3,752 132
Arcturus Therapeutics Holdings Inc
(e)
243 5
Arcus Biosciences Inc
(e)
1,502 24
Arcutis Biotherapeutics Inc
(e)
5,083 11
Ardelyx Inc
(e)
13,825 55
Arrowhead Pharmaceuticals Inc
(e)
9,935 244
ARS Pharmaceuticals Inc
(e)
634 2
Astria Therapeutics Inc
(e)
2,213 11

Schedule of Investments
SmallCap Growth Fund I
October 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Atara Biotherapeutics Inc
(e)
1,123 $ 1
Aurinia Pharmaceuticals Inc
(e)
13,424 99
Avid Bioservices Inc
(e)
6,144 38
Axsome Therapeutics Inc
(e)
3,470 216
Beam Therapeutics Inc
(a),(e)
6,184 131
BioCryst Pharmaceuticals Inc
(e)
14,169 78
Biomea Fusion Inc
(e)
2,012 21
BioVie Inc
(a),(e)
428 2
Blueprint Medicines Corp
(e)
352,465 20,746
Bridgebio Pharma Inc
(e)
408,417 10,635
Cabaletta Bio Inc
(a),(e)
2,999 43
Cassava Sciences Inc
(a),(e)
3,931 79
Celldex Therapeutics Inc
(e)
1,130 27
Cerevel Therapeutics Holdings Inc
(e)
6,125 145
Chinook Therapeutics Inc - Contingent Value Rights
(e),(f)
1,785 1
Cogent Biosciences Inc
(e)
4,297 35
Compass Therapeutics Inc
(e)
1,090 2
Crinetics Pharmaceuticals Inc
(e)
1,044 31
Cue Biopharma Inc
(e)
4,082 9
Cymabay Therapeutics Inc
(e)
289,698 4,746
Cytek Biosciences Inc
(e)
12,014 51
Cytokinetics Inc
(e)
8,448 294
Day One Biopharmaceuticals Inc
(e)
5,607 66
Deciphera Pharmaceuticals Inc
(e)
1,896 23
Denali Therapeutics Inc
(e)
11,604 218
Disc Medicine Inc
(e)
795 36
Dynavax Technologies Corp
(e)
10,745 153
Dyne Therapeutics Inc
(e)
1,212 9
Evolus Inc
(e)
4,093 31
EyePoint Pharmaceuticals Inc
(e)
1,401 8
Genelux Corp
(e)
527 8
Geron Corp
(e)
37,339 71
Guardant Health Inc
(e)
299,363 7,747
Halozyme Therapeutics Inc
(e)
211,636 7,168
Harvard Bioscience Inc
(e)
3,953 17
HilleVax Inc
(e)
596 7
Humacyte Inc
(e)
5,274 11
Ideaya Biosciences Inc
(e)
3,455 94
ImmunityBio Inc
(a),(e)
9,978 31
ImmunoGen Inc
(e)
524,308 7,792
Immunovant Inc
(e)
5,325 176
Inhibrx Inc
(e)
2,242 35
Innoviva Inc
(e)
565 7
Insmed Inc
(e)
519,935 13,029
Intellia Therapeutics Inc
(e)
108,502 2,718
Intercept Pharmaceuticals Inc
(e)
3,971 75
Intra-Cellular Therapies Inc
(e)
260,069 12,941
Janux Therapeutics Inc
(a),(e)
16 —
Karuna Therapeutics Inc
(e)
59,144 9,853
Karyopharm Therapeutics Inc
(e)
11,173 10
Keros Therapeutics Inc
(e)
2,219 63
Krystal Biotech Inc
(e)
2,128 249
Kymera Therapeutics Inc
(e)
3,755 44
Legend Biotech Corp ADR
(e)
77,852 5,144
Lexicon Pharmaceuticals Inc
(a),(e)
4,913 6
Ligand Pharmaceuticals Inc
(e)
244 13
Lineage Cell Therapeutics Inc
(e)
12,731 15
Liquidia Corp
(e)
3,306 22
MacroGenics Inc
(e)
1,808 9
MeiraGTx Holdings plc
(e)
2,368 11
Merrimack Pharmaceuticals Inc
(e)
1,033 13
Mersana Therapeutics Inc
(e)
6,755 8
Mineralys Therapeutics Inc
(e)
474 4
MoonLake Immunotherapeutics
(a),(e)
61,310 3,176
NeoGenomics Inc
(e)
1,561,336 21,890
Novavax Inc
(a),(e)
7,053 47
Nuvalent Inc
(e)
2,366 123
Omega Therapeutics Inc
(e)
2,878 4
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Omeros Corp
(a),(e)
2,933 $ 3
OmniAb Operations Inc
(e)
95 —
OmniAb Operations Inc
(e)
95 —
Oncternal Therapeutics Inc
(e),(f)
139 —
Organogenesis Holdings Inc
(e)
975 2
PDS Biotechnology Corp
(a),(e)
2,759 11
PepGen Inc
(e)
346 2
Phathom Pharmaceuticals Inc
(a),(e)
747 7
Pliant Therapeutics Inc
(e)
5,591 82
Prime Medicine Inc
(e)
3,910 25
ProKidney Corp
(e)
1,283 2
Prothena Corp PLC
(e)
4,062 148
PTC Therapeutics Inc
(e)
5,658 106
Rain Oncology Inc
(e)
1,962 2
RAPT Therapeutics Inc
(e)
2,196 29
RayzeBio Inc
(e)
149,688 2,904
Relay Therapeutics Inc
(e)
145,445 960
Replimune Group Inc
(e)
295,419 4,304
REVOLUTION Medicines Inc
(e)
9,958 197
Rigel Pharmaceuticals Inc
(e)
13,810 11
Rocket Pharmaceuticals Inc
(e)
4,905 89
Sage Therapeutics Inc
(e)
4,901 92
Sana Biotechnology Inc
(e)
816 2
Savara Inc
(a),(e)
894 3
Scilex Holding Co
(e)
1,010 2
Selecta Biosciences Inc
(e)
3,555 4
SpringWorks Therapeutics Inc
(e)
5,767 132
Syndax Pharmaceuticals Inc
(e)
5,431 76
Tela Bio Inc
(e)
1,597 9
Terns Pharmaceuticals Inc
(e)
2,791 15
TG Therapeutics Inc
(e)
13,604 105
Tobira Therapeutics Inc - Rights
(e),(f)
1,559 —
Travere Therapeutics Inc
(e)
332,953 2,157
Turnstone Biologics Corp
(e)
322 1
Tyra Biosciences Inc
(a),(e)
595 7
Ultragenyx Pharmaceutical Inc
(e)
232,147 8,218
UroGen Pharma Ltd
(e)
1,667 19
Vaxxinity Inc
(e)
5,034 6
Ventyx Biosciences Inc
(e)
4,630 67
Vera Therapeutics Inc
(e)
1,654 17
Vericel Corp
(e)
4,712 166
Viking Therapeutics Inc
(e)
297,197 2,915
Vir Biotechnology Inc
(e)
210,433 1,669
Viridian Therapeutics Inc
(e)
222,232 2,778
X4 Pharmaceuticals Inc
(e)
7,269 6
Xencor Inc
(e)
3,115 54
Xenon Pharmaceuticals Inc
(e)
79,030 2,450
Zentalis Pharmaceuticals Inc
(e)
5,709 93
$ 187,727
Building Materials - 0 .91%
AAON Inc 6,688 364
American Woodmark Corp
(e)
101 7
Apogee Enterprises Inc 824 35
AZEK Co Inc/The
(e)
522,554 13,691
Gibraltar Industries Inc
(e)
1,676 102
Griffon Corp 2,588 103
LSI Industries Inc 1,929 29
Masonite International Corp
(e)
2,191 173
Modine Manufacturing Co
(e)
3,256 129
PGT Innovations Inc
(e)
5,558 166
Simpson Manufacturing Co Inc 4,228 563
SPX Technologies Inc
(e)
36,919 2,958
UFP Industries Inc 898 86
$ 18,406
Chemicals - 1 .61%
American Vanguard Corp 556 5
Balchem Corp 3,157 367
Cabot Corp 5,468 364
Codexis Inc
(e)
996 2

Schedule of Investments
SmallCap Growth Fund I
October 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Ecovyst Inc
(e)
2,131 $ 20
Element Solutions Inc 466,282 8,500
Hawkins Inc 1,908 110
HB Fuller Co 186,275 12,322
Ingevity Corp
(e)
3,608 145
Innospec Inc 2,165 212
Lightwave Logic Inc
(a),(e)
11,366 51
Livent Corp
(e)
17,750 259
Oil-Dri Corp of America 126 7
Orion SA 5,553 113
Quaker Chemical Corp 67,336 9,678
Rogers Corp
(e)
1,245 153
Sensient Technologies Corp 4,155 234
Stepan Co 252 19
$ 32,561
Coal - 0 .00%
Alpha Metallurgical Resources Inc 80 18
Commercial Services - 6 .01%
2U Inc
(e)
671 1
AirSculpt Technologies Inc
(e)
1,082 6
Alarm.com Holdings Inc
(e)
4,729 242
Alta Equipment Group Inc 2,251 21
AMN Healthcare Services Inc
(e)
3,925 298
API Group Corp
(e)
13,877 359
Arlo Technologies Inc
(e)
7,583 64
Barrett Business Services Inc 599 55
Bright Horizons Family Solutions Inc
(e)
250,830 18,576
Brink's Co/The 4,556 305
Cadiz Inc
(e)
4,001 12
Carriage Services Inc 1,315 28
Cass Information Systems Inc 1,180 45
CBIZ Inc
(e)
4,731 246
Chegg Inc
(e)
10,119 76
Cimpress PLC
(e)
988 59
Cipher Mining Inc
(a),(e)
321 1
Cleanspark Inc
(e)
1,525 6
CompoSecure Inc
(e)
1,447 9
CorVel Corp
(e)
860 167
Coursera Inc
(e)
12,796 222
CPI Card Group Inc
(e)
505 8
CRA International Inc 658 64
Cross Country Healthcare Inc
(e)
541 13
Custom Truck One Source Inc
(e)
5,614 32
Distribution Solutions Group Inc
(e)
770 23
European Wax Center Inc
(e)
331,513 4,897
EVERTEC Inc 6,416 204
First Advantage Corp 331,296 4,310
FiscalNote Holdings Inc
(e)
1,495 2
Flywire Corp
(e)
459,926 12,368
Forrester Research Inc
(e)
1,151 27
Franklin Covey Co
(e)
1,151 45
FTI Consulting Inc
(e)
104,215 22,121
Hackett Group Inc/The 2,267 51
Healthcare Services Group Inc 6,997 66
Herc Holdings Inc 55,512 5,928
HireQuest Inc 529 8
Huron Consulting Group Inc
(e)
1,875 186
I3 Verticals Inc
(e)
2,220 42
ICF International Inc 1,843 234
Information Services Group Inc 1,874 8
Insperity Inc 3,598 381
Kforce Inc 1,909 116
Laureate Education Inc 10,920 154
Legalzoom.com Inc
(e)
10,323 103
Marathon Digital Holdings Inc
(e)
16,885 149
Marqeta Inc
(e)
6,410 33
Matthews International Corp 792 28
Medifast Inc 1,049 73
Mister Car Wash Inc
(a),(e)
1,267,057 6,589
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
National Research Corp 1,415 $ 60
Payoneer Global Inc
(e)
26,166 151
Performant Financial Corp
(e)
4,967 12
Priority Technology Holdings Inc
(e)
1,594 6
PROG Holdings Inc
(e)
834 23
Progyny Inc
(e)
7,713 238
Remitly Global Inc
(e)
12,847 346
Rent the Runway Inc
(e)
346 —
Rentokil Initial PLC ADR 340,434 8,712
Riot Platforms Inc
(e)
11,698 114
Sabre Corp
(e)
8,113 28
Shift4 Payments Inc
(e)
268,608 11,958
SoundThinking Inc
(e)
986 15
SP Plus Corp
(e)
1,928 97
Sterling Check Corp
(e)
189 2
StoneCo Ltd
(e)
17,371 172
Stride Inc
(e)
4,197 231
Target Hospitality Corp
(a),(e)
3,087 42
Transcat Inc
(e)
717 65
TriNet Group Inc
(e)
91,863 9,439
Udemy Inc
(e)
8,501 76
Universal Technical Institute Inc
(e)
693 6
Upbound Group Inc 5,119 133
Viad Corp
(e)
2,004 49
WEX Inc
(e)
61,481 10,235
ZipRecruiter Inc
(e)
6,669 71
$ 121,342
Computers - 2 .33%
ASGN Inc
(e)
1,251 105
Cantaloupe Inc
(e)
3,706 24
Corsair Gaming Inc
(e)
3,652 47
Cricut Inc
(a)
4,732 40
ExlService Holdings Inc
(e)
15,961 417
Genpact Ltd 290,290 9,736
Grid Dynamics Holdings Inc
(e)
4,422 45
Insight Enterprises Inc
(e)
2,834 406
Integral Ad Science Holding Corp
(e)
4,692 54
Maximus Inc 6,004 449
Mitek Systems Inc
(e)
3,979 43
NextNav Inc
(e)
4,966 23
OneSpan Inc
(e)
3,663 29
PAR Technology Corp
(a),(e)
206 6
Parsons Corp
(e)
1,859 105
PlayAGS Inc
(e)
3,753 27
Presto Automation Inc
(e)
556 1
Qualys Inc
(e)
3,675 562
Rapid7 Inc
(e)
107,400 4,993
Rimini Street Inc
(e)
5,237 11
Super Micro Computer Inc
(e)
45,013 10,779
Tenable Holdings Inc
(e)
230,129 9,691
Thoughtworks Holding Inc
(e)
9,168 31
TTEC Holdings Inc 1,912 39
Varonis Systems Inc
(e)
279,564 9,404
Velo3D Inc
(a),(e)
8,781 12
$ 47,079
Consumer Products - 0 .01%
Bright Green Corp
(e)
7,126 3
WD-40 Co 1,340 283
$ 286
Cosmetics & Personal Care - 0 .04%
Beauty Health Co/The
(e)
8,103 33
elf Beauty Inc
(e)
5,259 487
Inter Parfums Inc 1,807 230
$ 750
Distribution & Wholesale - 0 .59%
EVI Industries Inc 391 10
Global Industrial Co 1,038 33
H&E Equipment Services Inc 3,180 129
Hudson Technologies Inc
(e)
701 9

Schedule of Investments
SmallCap Growth Fund I
October 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale (continued)
MRC Global Inc
(e)
2,717 $ 29
SiteOne Landscape Supply Inc
(e)
84,917 11,699
ThredUp Inc
(e)
1,185 4
$ 11,913
Diversified Financial Services - 2 .62%
AlTi Global Inc
(e)
2,075 13
Artisan Partners Asset Management Inc 4,397 145
AssetMark Financial Holdings Inc
(e)
2,167 52
Atlanticus Holdings Corp
(e)
34 1
Avantax Inc
(e)
3,333 86
B Riley Financial Inc 1,828 66
BGC Group Inc 14,867 87
Bit Digital Inc
(a),(e)
1,377 3
Brightsphere Investment Group Inc 1,281 20
Brookfield Business Corp
(a)
2,563 37
Cohen & Steers Inc 2,567 134
Columbia Financial Inc
(e)
1,263 20
Diamond Hill Investment Group Inc 272 43
Federal Agricultural Mortgage Corp 149 22
FTAI Aviation Ltd 254,099 9,557
GCM Grosvenor Inc 3,524 28
Hamilton Lane Inc 2,131 179
Hannon Armstrong Sustainable Infrastructure
Capital Inc
865 15
Houlihan Lokey Inc 180,569 18,151
International Money Express Inc
(e)
3,223 51
LendingTree Inc
(e)
300 4
Moelis & Co 132,235 5,506
NerdWallet Inc
(e)
3,263 35
OppFi Inc
(e)
142 —
Pagseguro Digital Ltd
(e)
11,993 85
Paysign Inc
(e)
3,857 7
PennyMac Financial Services Inc 159 11
Perella Weinberg Partners 4,152 41
Piper Sandler Cos 1,408 197
PJT Partners Inc 2,342 184
Regional Management Corp 127 3
Sculptor Capital Management Inc 1,181 15
Silvercrest Asset Management Group Inc 942 17
StepStone Group Inc 345,876 9,788
Stifel Financial Corp 139,753 7,966
StoneX Group Inc
(e)
205 20
Upstart Holdings Inc
(a),(e)
7,075 170
Victory Capital Holdings Inc 2,419 71
Virtus Investment Partners Inc 94 17
WisdomTree Inc 13,688 85
World Acceptance Corp
(e)
34 3
$ 52,935
Electric - 0 .16%
Ameresco Inc
(e)
102,607 2,683
FTC Solar Inc
(e)
6,635 7
Genie Energy Ltd 1,028 20
MGE Energy Inc 1,830 131
Ormat Technologies Inc 3,389 209
Otter Tail Corp 2,157 166
PNM Resources Inc 879 37
Unitil Corp 470 22
$ 3,275
Electrical Components & Equipment - 1 .78%
Belden Inc 2,597 184
Blink Charging Co
(a),(e)
2,902 7
Energizer Holdings Inc 7,035 222
EnerSys 3,792 324
Littelfuse Inc 64,663 14,011
Novanta Inc
(e)
85,721 11,321
Universal Display Corp 70,516 9,814
$ 35,883
COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics - 1 .41%
Advanced Energy Industries Inc 3,713 $ 324
Akoustis Technologies Inc
(e)
8,165 4
Allient Inc 1,257 35
Atkore Inc
(e)
3,815 474
Atmus Filtration Technologies Inc
(e)
1,000 19
Badger Meter Inc 2,904 402
Bel Fuse Inc 95 5
Charge Enterprises Inc
(e)
15,230 4
Coherent Corp
(e)
65,182 1,929
CTS Corp 3,099 116
Enovix Corp
(a),(e)
13,455 120
ESCO Technologies Inc 1,454 141
Evolv Technologies Holdings Inc
(e)
2,046 9
FARO Technologies Inc
(e)
185 2
Itron Inc
(e)
430 25
Kimball Electronics Inc
(e)
561 15
Mesa Laboratories Inc 494 46
MicroVision Inc
(a),(e)
17,529 33
Napco Security Technologies Inc 65,862 1,210
NEXTracker Inc
(e)
316,961 11,018
NVE Corp 404 27
OSI Systems Inc
(e)
1,559 163
Plexus Corp
(e)
2,397 236
Sanmina Corp
(e)
296 15
SKYX Platforms Corp
(e)
6,713 11
Stoneridge Inc
(e)
486 8
Vicor Corp
(e)
2,187 85
Woodward Inc 95,810 11,947
$ 28,423
Energy - Alternate Sources - 0 .38%
Array Technologies Inc
(e)
14,891 258
Enviva Inc 3,089 11
Eos Energy Enterprises Inc
(a),(e)
10,108 18
Fluence Energy Inc
(a),(e)
3,891 67
Green Plains Inc
(e)
955 28
Maxeon Solar Technologies Ltd
(e)
2,051 13
Montauk Renewables Inc
(e)
6,603 66
REX American Resources Corp
(e)
391 15
Shoals Technologies Group Inc
(e)
463,648 7,122
Sunnova Energy International Inc
(a),(e)
4,847 44
SunPower Corp
(a),(e)
8,652 37
TPI Composites Inc
(e)
4,545 11
$ 7,690
Engineering & Construction - 1 .73%
Bowman Consulting Group Ltd
(a),(e)
1,013 27
Comfort Systems USA Inc 83,486 15,182
Concrete Pumping Holdings Inc
(e)
1,490 10
Construction Partners Inc
(e)
3,974 153
Dycom Industries Inc
(e)
2,829 241
Exponent Inc 60,569 4,439
Fluor Corp
(e)
13,108 436
Frontdoor Inc
(e)
8,083 234
Granite Construction Inc 610 25
IES Holdings Inc
(e)
796 49
INNOVATE Corp
(e)
1,438 2
Iteris Inc
(e)
2,280 10
Limbach Holdings Inc
(e)
202 6
MYR Group Inc
(e)
1,616 187
NV5 Global Inc
(e)
85,614 8,078
Primoris Services Corp 336 10
Southland Holdings Inc
(e)
22 —
Sterling Infrastructure Inc
(e)
2,588 189
TopBuild Corp
(e)
25,047 5,730
$ 35,008
Entertainment - 1 .21%
Accel Entertainment Inc
(e)
5,338 53
Atlanta Braves Holdings Inc - A shares
(a),(e)
983 37
Atlanta Braves Holdings Inc - C shares
(e)
4,463 155
Bally's Corp
(e)
1,676 15

Schedule of Investments
SmallCap Growth Fund I
October 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment (continued)
Churchill Downs Inc 143,389 $ 15,750
Cinemark Holdings Inc
(e)
9,042 149
Everi Holdings Inc
(e)
261,765 2,824
Golden Entertainment Inc 1,994 63
IMAX Corp
(e)
4,443 81
International Game Technology PLC 10,673 271
Light & Wonder Inc
(e)
27,505 2,011
Lions Gate Entertainment Corp - A shares
(e)
3,917 31
Lions Gate Entertainment Corp - B shares
(e)
7,800 58
Loop Media Inc
(e)
4,306 1
Madison Square Garden Entertainment Corp
(e)
3,649 111
Monarch Casino & Resort Inc 1,322 80
RCI Hospitality Holdings Inc 863 47
Red Rock Resorts Inc 2,534 100
Rush Street Interactive Inc
(e)
6,011 21
SeaWorld Entertainment Inc
(e)
56,440 2,432
Six Flags Entertainment Corp
(e)
5,672 113
Super Group SGHC Ltd
(e)
13,520 52
$ 24,455
Environmental Control - 2 .46%
374Water Inc
(e)
6,993 12
Casella Waste Systems Inc
(e)
134,202 10,126
Energy Recovery Inc
(e)
5,516 84
LanzaTech Global Inc
(e)
2,036 7
Montrose Environmental Group Inc
(e)
222,530 5,145
Pure Cycle Corp
(e)
2,035 19
PureCycle Technologies Inc
(a),(e)
2,786 12
Tetra Tech Inc 69,809 10,535
Waste Connections Inc 182,761 23,668
$ 49,608
Food - 1 .96%
Beyond Meat Inc
(a),(e)
5,869 35
Calavo Growers Inc 1,703 43
Cal-Maine Foods Inc 3,538 160
Chefs' Warehouse Inc/The
(e)
314,091 5,977
Fresh Market Inc - Escrow
(e),(f)
9,211 —
Grocery Outlet Holding Corp
(e)
371,210 10,271
Hostess Brands Inc
(e)
2,438 81
J & J Snack Foods Corp 1,486 233
John B Sanfilippo & Son Inc 874 89
Krispy Kreme Inc 2,764 36
Lancaster Colony Corp 1,928 326
Mission Produce Inc
(e)
809 8
Nathan's Famous Inc 252 16
Simply Good Foods Co/The
(e)
496,972 18,533
Sprouts Farmers Market Inc
(e)
10,226 430
SunOpta Inc
(e)
8,510 33
TreeHouse Foods Inc
(e)
624 26
Utz Brands Inc 267,366 3,259
$ 39,556
Food Service - 0 .00%
Sovos Brands Inc
(e)
4,997 108
Forest Products & Paper - 0 .01%
Sylvamo Corp 3,601 159
Gas - 0 .02%
Brookfield Infrastructure Corp 1,260 32
Chesapeake Utilities Corp 1,101 98
New Jersey Resources Corp 4,997 203
RGC Resources Inc 117 2
$ 335
Hand & Machine Tools - 0 .63%
Cadre Holdings Inc 1,912 54
Enerpac Tool Group Corp 5,564 157
Franklin Electric Co Inc 4,559 395
MSA Safety Inc 76,365 12,057
$ 12,663
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products - 7 .54%
Accuray Inc
(e)
8,452 $ 22
Adaptive Biotechnologies Corp
(e)
8,244 37
Akoya Biosciences Inc
(e)
2,149 7
Alphatec Holdings Inc
(e)
3,218 30
Artivion Inc
(e)
591 7
AtriCure Inc
(e)
380,686 13,187
Atrion Corp 135 46
Avita Medical Inc
(e)
2,479 23
Axogen Inc
(e)
4,012 15
Axonics Inc
(e)
4,840 248
BioLife Solutions Inc
(e)
3,137 32
Bruker Corp 183,970 10,486
Castle Biosciences Inc
(e)
944 15
Cerus Corp
(e)
18,064 25
ClearPoint Neuro Inc
(e)
2,126 12
CONMED Corp 3,025 295
Cutera Inc
(e)
248 1
CVRx Inc
(e)
156,543 2,095
Embecta Corp 610 9
Establishment Labs Holdings Inc
(e)
185,082 5,419
Glaukos Corp
(e)
4,624 315
Haemonetics Corp
(e)
47,681 4,064
ICU Medical Inc
(e)
32,487 3,186
Inari Medical Inc
(e)
318,972 19,365
InfuSystem Holdings Inc
(e)
1,906 18
Inmode Ltd
(e)
7,605 145
iRadimed Corp 733 30
iRhythm Technologies Inc
(e)
105,253 8,265
KORU Medical Systems Inc
(e)
3,449 8
Lantheus Holdings Inc
(e)
216,714 14,000
LeMaitre Vascular Inc 1,944 94
LivaNova PLC
(e)
176,908 8,677
MaxCyte Inc
(e)
725 2
Merit Medical Systems Inc
(e)
108,752 7,476
NanoString Technologies Inc
(e)
5,121 7
Natera Inc
(e)
198,327 7,828
Nevro Corp
(e)
1,259 18
Omnicell Inc
(e)
2,196 78
Orchestra BioMed Holdings Inc
(e)
1,621 8
Orthofix Medical Inc
(e)
217,896 2,406
OrthoPediatrics Corp
(e)
188,132 4,602
Pacific Biosciences of California Inc
(e)
13,631 84
Paragon 28 Inc
(e)
4,313 37
Patterson Cos Inc 1,807 55
PROCEPT BioRobotics Corp
(e)
225,306 6,036
Pulmonx Corp
(e)
3,624 32
Pulse Biosciences Inc
(e)
490 2
Quanterix Corp
(e)
126,929 2,757
Repligen Corp
(e)
45,721 6,152
RxSight Inc
(e)
2,673 59
Sanara Medtech Inc
(e)
375 10
Semler Scientific Inc
(e)
494 14
SI-BONE Inc
(e)
469,567 7,987
Silk Road Medical Inc
(e)
3,799 29
Soleno Therapeutics Inc
(e)
70,696 1,686
STAAR Surgical Co
(e)
4,799 201
Surmodics Inc
(e)
1,350 40
Tactile Systems Technology Inc
(e)
2,292 25
TransMedics Group Inc
(e)
122,427 4,588
Treace Medical Concepts Inc
(e)
977,456 9,804
UFP Technologies Inc
(e)
699 109
Utah Medical Products Inc 316 25
Vicarious Surgical Inc
(e)
3,909 2
Zynex Inc
(a),(e)
1,945 17
$ 152,354
Healthcare - Services - 2 .43%
Accolade Inc
(e)
659,966 4,290
Addus HomeCare Corp
(e)
718 57
Agiliti Inc
(e)
2,557 14

Schedule of Investments
SmallCap Growth Fund I
October 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
agilon health Inc
(e)
439,863 $ 7,918
Apollo Medical Holdings Inc
(e)
4,237 132
Aveanna Healthcare Holdings Inc
(e)
1,679 2
Cano Health Inc
(e)
2,121 —
DocGo Inc
(e)
661,876 3,932
Encompass Health Corp 175,668 10,990
Ensign Group Inc/The 5,382 520
HealthEquity Inc
(e)
191,165 13,703
Innovage Holding Corp
(e)
1,867 10
Invitae Corp
(a),(e)
22,401 14
Joint Corp/The
(e)
1,405 11
LifeStance Health Group Inc
(e)
490,532 2,859
ModivCare Inc
(e)
1,251 53
Nano-X Imaging Ltd
(a),(e)
581 3
Oscar Health Inc
(e)
1,407 7
P3 Health Partners Inc
(a),(e)
4,706 7
Pennant Group Inc/The
(e)
2,757 30
Quipt Home Medical Corp
(e)
4,207 20
RadNet Inc
(e)
146,818 3,958
Select Medical Holdings Corp 10,211 232
Surgery Partners Inc
(e)
6,052 140
US Physical Therapy Inc 1,443 121
Viemed Healthcare Inc
(e)
3,468 22
$ 49,045
Home Builders - 0 .88%
Cavco Industries Inc
(e)
863 215
Dream Finders Homes Inc
(a),(e)
971 19
Green Brick Partners Inc
(e)
842 33
Installed Building Products Inc 2,339 261
LCI Industries 910 99
LGI Homes Inc
(e)
171 16
Meritage Homes Corp 71,230 8,122
Skyline Champion Corp
(e)
154,083 9,034
$ 17,799
Home Furnishings - 0 .29%
Arhaus Inc
(e)
391,931 3,378
iRobot Corp
(e)
2,448 81
Lovesac Co/The
(e)
1,324 22
Sleep Number Corp
(e)
1,144 19
Sonos Inc
(e)
12,544 135
Vizio Holding Corp
(e)
431,042 2,194
$ 5,829
Insurance - 2 .17%
AMERISAFE Inc 953 48
BRP Group Inc
(e)
255,918 5,357
Crawford & Co 1,430 13
eHealth Inc
(e)
1,044 9
F&G Annuities & Life Inc 128 4
Fidelis Insurance Holdings Ltd
(e)
416 6
Goosehead Insurance Inc
(e)
2,124 138
HCI Group Inc 645 38
Investors Title Co 26 4
Kingsway Financial Services Inc
(e)
1,051 8
Kinsale Capital Group Inc 20,288 6,774
Lemonade Inc
(a),(e)
836 9
NMI Holdings Inc
(e)
690 19
Palomar Holdings Inc
(e)
130,548 6,537
RLI Corp 86,881 11,576
Ryan Specialty Holdings Inc
(e)
135,100 5,836
Selective Insurance Group Inc 5,944 619
SiriusPoint Ltd
(e)
876 9
Skyward Specialty Insurance Group Inc
(e)
241,142 6,788
Tiptree Inc 649 10
Trupanion Inc
(a),(e)
3,914 81
Universal Insurance Holdings Inc 507 8
$ 43,891
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet - 1 .82%
Angi Inc
(e)
790,663 $ 1,273
Cargurus Inc
(e)
9,659 166
CarParts.com Inc
(e)
5,540 16
Cars.com Inc
(e)
6,590 100
Cogent Communications Holdings Inc 204,375 13,281
Couchbase Inc
(e)
3,360 52
Entravision Communications Corp 6,278 23
ePlus Inc
(e)
147 9
Eventbrite Inc
(e)
6,925 57
EverQuote Inc
(e)
2,097 18
Figs Inc
(e)
11,191 62
Gambling.com Group Ltd
(e)
1,053 14
Grindr Inc
(e)
4,004 24
HealthStream Inc 1,034 26
Hims & Hers Health Inc
(e)
12,117 72
Liquidity Services Inc
(e)
1,263 24
Magnite Inc
(e)
5,621 37
MediaAlpha Inc
(e)
1,765 18
Mondee Holdings Inc
(e)
3,848 14
Nerdy Inc
(e)
6,004 19
Nextdoor Holdings Inc
(e)
8,573 16
Open Lending Corp
(e)
9,086 54
Opendoor Technologies Inc
(e)
2,855 5
OptimizeRx Corp
(e)
1,730 14
Perficient Inc
(e)
40,538 2,359
Pinterest Inc
(e)
487,099 14,555
Q2 Holdings Inc
(e)
5,621 169
QuinStreet Inc
(e)
5,141 58
Revolve Group Inc
(a),(e)
4,059 56
Rover Group Inc
(e)
9,205 59
Shutterstock Inc 2,435 99
Solo Brands Inc
(e)
1,614 6
Sprinklr Inc
(e)
10,128 138
Squarespace Inc
(e)
1,332 38
Stitch Fix Inc
(e)
4,029 13
TechTarget Inc
(e)
2,573 65
Tucows Inc
(a),(e)
393 7
Upwork Inc
(e)
12,218 128
Vivid Seats Inc
(e)
717 4
Wayfair Inc
(e)
76,160 3,245
Yelp Inc
(e)
6,645 280
Ziff Davis Inc
(e)
1,063 64
$ 36,737
Investment Companies - 0 .15%
Trinity Capital Inc 218,256 2,997
Iron & Steel - 0 .91%
ATI Inc
(e)
173,417 6,550
Carpenter Technology Corp 188,701 11,835
$ 18,385
Leisure Products & Services - 0 .49%
Acushnet Holdings Corp 3,084 157
Bowlero Corp
(a),(e)
2,547 26
Camping World Holdings Inc 4,134 69
Clarus Corp 541,420 3,135
Dragonfly Energy Holdings Corp
(e)
3,096 2
Escalade Inc 50 1
Global Business Travel Group I
(e)
3,363 17
Life Time Group Holdings Inc
(e)
537,316 6,351
Lindblad Expeditions Holdings Inc
(e)
233 1
Livewire Group Inc
(e)
1,088 12
Malibu Boats Inc
(e)
1,231 54
Marine Products Corp 830 8
MasterCraft Boat Holdings Inc
(e)
1,726 35
OneSpaWorld Holdings Ltd
(e)
8,191 86
Virgin Galactic Holdings Inc
(a),(e)
14,455 21
Xponential Fitness Inc
(e)
2,078 30
$ 10,005

Schedule of Investments
SmallCap Growth Fund I
October 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Lodging - 0 .69%
Bluegreen Vacations Holding Corp 808 $ 27
Century Casinos Inc
(e)
2,463 11
Choice Hotels International Inc 29,334 3,241
Full House Resorts Inc
(e)
2,807 11
Hilton Grand Vacations Inc
(e)
296,379 10,655
$ 13,945
Machinery - Construction & Mining - 0 .09%
Babcock & Wilcox Enterprises Inc
(e)
516,196 1,358
Bloom Energy Corp
(a),(e)
18,943 197
Hyster-Yale Materials Handling Inc 1,062 43
NuScale Power Corp
(e)
5,116 17
Terex Corp 3,847 176
Transphorm Inc
(e)
3,194 8
$ 1,799
Machinery - Diversified - 2 .81%
Alamo Group Inc 996 160
Albany International Corp 2,697 220
Applied Industrial Technologies Inc 3,802 584
Cactus Inc 318,425 14,946
Chart Industries Inc
(e)
70,942 8,246
CSW Industrials Inc 1,515 268
Esab Corp 162,274 10,272
Gorman-Rupp Co/The 500 15
GrafTech International Ltd 10,835 37
IDEX Corp 21,366 4,090
Kadant Inc 1,154 254
Lindsay Corp 1,082 135
Middleby Corp/The
(e)
44,219 4,991
Mueller Water Products Inc - Class A 326,364 4,037
Tennant Co 953 71
Thermon Group Holdings Inc
(e)
380 10
Watts Water Technologies Inc 2,693 466
Zurn Elkay Water Solutions Corp 304,358 8,053
$ 56,855
Media - 0 .00%
EW Scripps Co/The
(e)
2,674 15
GCI Liberty Inc - Escrow
(e),(f)
157,046 —
Gray Television Inc 649 4
Sinclair Inc 519 6
Townsquare Media Inc 1,153 10
Value Line Inc 81 3
$ 38
Metal Fabrication & Hardware - 0 .35%
Helios Technologies Inc 3,238 168
Janus International Group Inc
(e)
8,417 79
Mayville Engineering Co Inc
(e)
181 2
Mueller Industries Inc 4,800 181
Omega Flex Inc 321 23
Ryerson Holding Corp 180 5
Standex International Corp 943 135
Valmont Industries Inc 32,402 6,380
Xometry Inc
(e)
456 7
$ 6,980
Mining - 0 .04%
5E Advanced Materials Inc
(e)
3,759 9
Century Aluminum Co
(e)
5,207 34
Compass Minerals International Inc 3,386 83
Constellium SE
(e)
7,755 123
Contango ORE Inc
(e)
215 4
Dakota Gold Corp
(e)
3,570 10
Energy Fuels Inc/Canada
(a),(e)
13,432 108
Hecla Mining Co 12,508 51
i-80 Gold Corp
(e)
1,486 2
Ivanhoe Electric Inc / US
(e)
5,521 57
Kaiser Aluminum Corp 1,487 85
NioCorp Developments Ltd
(e)
502 2
Novagold Resources Inc
(e)
23,991 84
Perpetua Resources Corp
(e)
3,727 13
Piedmont Lithium Inc
(e)
608 17
COMMON STOCKS (continued) Shares Held Value (000’s)
Mining (continued)
United States Lime & Minerals Inc 209 $ 41
$ 723
Miscellaneous Manufacturers - 1 .45%
Chase Corp 636 81
Core Molding Technologies Inc
(e)
65 2
Fabrinet
(e)
76,532 11,863
Federal Signal Corp 5,916 343
Hillenbrand Inc 6,818 259
ITT Inc 93,722 8,749
John Bean Technologies Corp 73,219 7,616
Materion Corp 2,023 196
Myers Industries Inc 3,613 61
Sight Sciences Inc
(e)
2,132 3
Sturm Ruger & Co Inc 1,591 88
Trinity Industries Inc 1,451 30
$ 29,291
Office & Business Equipment - 0 .00%
Pitney Bowes Inc 17,403 56
Office Furnishings - 0 .00%
HNI Corp 434 15
Oil & Gas - 2 .46%
Borr Drilling Ltd
(e)
21,615 132
Crescent Energy Co 1,574 19
CVR Energy Inc 2,677 88
Denbury Inc
(e)
142,001 12,623
Empire Petroleum Corp
(e)
1,411 12
Evolution Petroleum Corp 3,062 20
HighPeak Energy Inc
(a)
1,055 19
Kosmos Energy Ltd
(e)
44,915 325
Magnolia Oil & Gas Corp 16,942 380
Matador Resources Co 49,146 3,032
Nabors Industries Ltd
(e)
805 79
Noble Corp PLC 9,058 423
Northern Oil and Gas Inc 139,621 5,353
Par Pacific Holdings Inc
(e)
2,095 69
Patterson-UTI Energy Inc 1,950 25
Permian Resources Corp 656,391 9,563
Riley Exploration Permian Inc 828 26
SilverBow Resources Inc
(e)
225 8
Sitio Royalties Corp 3,519 87
Southwestern Energy Co
(e)
1,252,960 8,934
Tellurian Inc
(a),(e)
3,658 2
VAALCO Energy Inc 1,404 6
Valaris Ltd
(e)
58,901 3,890
Vertex Energy Inc
(e)
6,449 28
W&T Offshore Inc 9,738 40
Weatherford International PLC
(e)
47,442 4,416
$ 49,599
Oil & Gas Services - 2 .67%
Archrock Inc 2,367 30
Aris Water Solutions Inc 244 2
Atlas Energy Solutions Inc 332 6
ChampionX Corp 1,089,231 33,548
Core Laboratories Inc 1,473 32
DMC Global Inc
(e)
598 11
Expro Group Holdings NV
(e)
3,266 51
KLX Energy Services Holdings Inc
(e)
146 2
Kodiak Gas Services Inc 545 9
Liberty Energy Inc 984 19
Oceaneering International Inc
(e)
9,874 217
ProFrac Holding Corp
(e)
662 6
Solaris Oilfield Infrastructure Inc 289 3
TechnipFMC PLC 494,168 10,635
TETRA Technologies Inc
(e)
972,032 4,608
Tidewater Inc
(e)
68,617 4,690
$ 53,869

Schedule of Investments
SmallCap Growth Fund I
October 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Packaging & Containers - 0 .01%
Karat Packaging Inc 555 $ 11
O-I Glass Inc
(e)
13,011 201
$ 212
Pharmaceuticals - 2 .37%
ACELYRIN Inc
(e)
1,488 15
Aclaris Therapeutics Inc
(e)
6,875 34
AdaptHealth Corp
(e)
4,848 36
Alector Inc
(e)
6,282 33
Alkermes PLC
(e)
16,368 396
Amphastar Pharmaceuticals Inc
(e)
3,756 170
Amylyx Pharmaceuticals Inc
(e)
247,599 4,038
Arvinas Inc
(e)
23,926 385
Ascendis Pharma A/S ADR
(e)
92,185 8,233
BellRing Brands Inc
(e)
3,541 155
Beyond Air Inc
(e)
2,638 6
Biote Corp
(e)
764 4
Bioxcel Therapeutics Inc
(a),(e)
2,114 9
Catalyst Pharmaceuticals Inc
(e)
9,859 122
Citius Pharmaceuticals Inc
(e)
1,968 1
Coherus Biosciences Inc
(e)
8,006 27
Collegium Pharmaceutical Inc
(e)
195,430 4,253
Corcept Therapeutics Inc
(e)
7,878 221
CorMedix Inc
(a),(e)
4,889 17
Enanta Pharmaceuticals Inc
(e)
236 2
Eyenovia Inc
(e)
3,287 4
Fennec Pharmaceuticals Inc
(e)
551 4
Foghorn Therapeutics Inc
(a),(e)
2,195 7
Harmony Biosciences Holdings Inc
(e)
3,259 77
Harrow Inc
(e)
2,862 41
Herbalife Ltd
(e)
7,177 102
Heron Therapeutics Inc
(e)
10,596 7
Immuneering Corp
(e)
1,831 13
Ironwood Pharmaceuticals Inc
(e)
5,571 50
Longboard Pharmaceuticals Inc
(e)
636 3
Madrigal Pharmaceuticals Inc
(e)
28,154 3,699
MannKind Corp
(e)
842,297 3,614
Marinus Pharmaceuticals Inc
(e)
5,067 35
Mirum Pharmaceuticals Inc
(e)
2,418 66
Morphic Holding Inc
(e)
2,982 60
Neurocrine Biosciences Inc
(e)
119,210 13,225
Nuvectis Pharma Inc
(e)
811 7
Ocular Therapeutix Inc
(e)
7,940 23
Optinose Inc
(e)
7,193 8
Option Care Health Inc
(e)
16,789 466
Outlook Therapeutics Inc
(a),(e)
16,828 10
Pacira BioSciences Inc
(e)
4,507 127
PetIQ Inc
(e)
2,252 42
Phibro Animal Health Corp 697 8
Protagonist Therapeutics Inc
(e)
3,509 51
Reneo Pharmaceuticals Inc
(e)
747 6
Revance Therapeutics Inc
(e)
8,264 65
Rhythm Pharmaceuticals Inc
(e)
5,081 117
Sagimet Biosciences Inc
(e)
270 1
scPharmaceuticals Inc
(e)
3,008 16
Seres Therapeutics Inc
(e)
6,928 11
SIGA Technologies Inc 4,637 24
Summit Therapeutics Inc
(e)
12,084 23
Supernus Pharmaceuticals Inc
(e)
4,864 116
USANA Health Sciences Inc
(e)
1,112 51
Vaxcyte Inc
(e)
156,067 7,507
Verrica Pharmaceuticals Inc
(e)
2,060 8
Voyager Therapeutics Inc
(e)
3,224 21
Xeris Biopharma Holdings Inc
(e)
13,541 25
Y-mAbs Therapeutics Inc
(e)
1,699 9
$ 47,906
Pipelines - 0 .14%
Equitrans Midstream Corp 12,509 111
Excelerate Energy Inc 182,314 2,592
Golar LNG Ltd 653 15
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines (continued)
Kinetik Holdings Inc 164 $ 6
NextDecade Corp
(e)
3,024 13
$ 2,737
Private Equity - 0 .15%
P10 Inc 319,003 3,005
Patria Investments Ltd 5,384 69
$ 3,074
Real Estate - 0 .03%
Anywhere Real Estate Inc
(e)
1,199 6
Compass Inc
(e)
25,392 50
eXp World Holdings Inc
(a)
6,996 93
Marcus & Millichap Inc 873 25
Maui Land & Pineapple Co Inc
(e)
701 10
McGrath RentCorp 2,437 245
Redfin Corp
(e)
10,541 49
RMR Group Inc/The 1,041 24
St Joe Co/The 3,405 159
$ 661
REITs - 0 .91%
Alexander's Inc 219 41
CareTrust REIT Inc 968 21
CBL & Associates Properties Inc 1,991 41
Clipper Realty Inc 1,157 6
Community Healthcare Trust Inc 1,678 48
EastGroup Properties Inc 72,509 11,837
Essential Properties Realty Trust Inc 1,670 37
Four Corners Property Trust Inc 980 21
Gladstone Commercial Corp 699 8
National Health Investors Inc 418 21
NexPoint Residential Trust Inc 669 18
Outfront Media Inc 6,831 67
Phillips Edison & Co Inc 1,977 70
Ryman Hospitality Properties Inc 37,963 3,249
Saul Centers Inc 1,048 36
Tanger Factory Outlet Centers Inc 4,735 107
Terreno Realty Corp 49,925 2,660
UMH Properties Inc 947 13
Universal Health Realty Income Trust 1,263 49
$ 18,350
Retail - 6 .05%
Abercrombie & Fitch Co
(e)
2,496 152
Academy Sports & Outdoors Inc 7,371 331
American Eagle Outfitters Inc 4,067 71
Arko Corp 8,164 62
Beacon Roofing Supply Inc
(e)
535 38
BJ's Restaurants Inc
(e)
164,742 4,237
Bloomin' Brands Inc 8,609 201
Boot Barn Holdings Inc
(e)
131,616 9,147
Brinker International Inc
(e)
3,989 135
Buckle Inc/The 3,017 102
Build-A-Bear Workshop Inc 980 24
Carvana Co
(e)
4,138 112
Casey's General Stores Inc 68,338 18,582
Cheesecake Factory Inc/The 4,802 149
Chuy's Holdings Inc
(e)
104,447 3,516
Cracker Barrel Old Country Store Inc
(a)
2,176 144
Dave & Buster's Entertainment Inc
(e)
3,542 124
Denny's Corp
(e)
4,183 36
Dillard's Inc 343 107
Dine Brands Global Inc 1,380 68
Duluth Holdings Inc
(e)
100 1
Envela Corp
(e)
898 4
EVgo Inc
(e)
1,614 3
First Watch Restaurant Group Inc
(e)
145,329 2,428
FirstCash Holdings Inc 3,719 405
Five Below Inc
(e)
68,170 11,860
Freshpet Inc
(e)
295,486 16,961
GMS Inc
(e)
1,279 75
Guess? Inc 300 6

Schedule of Investments
SmallCap Growth Fund I
October 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Hibbett Inc 1,025 $ 47
Jack in the Box Inc 70,227 4,437
Kura Sushi USA Inc
(e)
563 32
Leslie's Inc
(e)
1,508 7
Lithia Motors Inc 33,380 8,085
National Vision Holdings Inc
(e)
230,059 3,575
Noodles & Co
(e)
4,219 9
Ollie's Bargain Outlet Holdings Inc
(e)
27,422 2,118
ONE Group Hospitality Inc/The
(e)
2,167 10
Papa John's International Inc 2,507 163
Patrick Industries Inc 266 20
Portillo's Inc
(e)
236,082 3,529
Potbelly Corp
(e)
2,719 24
PriceSmart Inc 1,792 112
Qurate Retail Inc
(e)
319 3
Red Robin Gourmet Burgers Inc
(e)
1,650 13
Sally Beauty Holdings Inc
(e)
10,023 85
Savers Value Village Inc
(a),(e)
600,928 8,995
Shake Shack Inc
(e)
3,728 209
Sweetgreen Inc
(e)
7,714 80
Texas Roadhouse Inc 99,979 10,152
Warby Parker Inc
(e)
8,399 109
Wingstop Inc 61,935 11,320
$ 122,215
Savings & Loans - 0 .26%
Axos Financial Inc
(e)
58,875 2,121
FS Bancorp Inc 154 5
Greene County Bancorp Inc 361 9
HomeTrust Bancshares Inc 407 8
Pacific Premier Bancorp Inc 163,793 3,112
$ 5,255
Semiconductors - 4 .57%
ACM Research Inc
(e)
765 10
Aehr Test Systems
(e)
2,554 60
Allegro MicroSystems Inc
(e)
138,298 3,590
Ambarella Inc
(e)
2,266 102
Atomera Inc
(a),(e)
1,491 10
Axcelis Technologies Inc
(e)
3,220 411
CEVA Inc
(e)
2,030 35
Diodes Inc
(e)
3,499 228
Entegris Inc 117,604 10,354
FormFactor Inc
(e)
169,614 5,747
Impinj Inc
(e)
25,867 1,671
inTEST Corp
(e)
1,113 14
IPG Photonics Corp
(e)
22,285 1,914
Kulicke & Soffa Industries Inc 3,856 160
Lattice Semiconductor Corp
(e)
209,735 11,663
MACOM Technology Solutions Holdings Inc
(e)
281,727 19,873
MaxLinear Inc
(e)
7,365 112
Navitas Semiconductor Corp
(e)
1,906 10
Onto Innovation Inc
(e)
175,896 19,766
Power Integrations Inc 111,686 7,743
Rambus Inc
(e)
113,869 6,187
Silicon Laboratories Inc
(e)
3,134 289
SiTime Corp
(e)
8,699 868
SkyWater Technology Inc
(a),(e)
292,895 1,444
SMART Global Holdings Inc
(e)
986 14
Synaptics Inc
(e)
316 26
$ 92,301
Software - 11 .66%
8x8 Inc
(e)
11,528 27
ACI Worldwide Inc
(e)
9,197 187
ACV Auctions Inc
(e)
800,539 10,672
Adeia Inc 9,261 78
Agilysys Inc
(e)
60,368 5,179
Alignment Healthcare Inc
(e)
409,480 2,817
Alkami Technology Inc
(e)
3,906 70
Altair Engineering Inc
(e)
181,841 11,296
American Software Inc/GA 2,401 26
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Amplitude Inc
(e)
6,707 $ 67
Appfolio Inc
(e)
1,895 355
Appian Corp
(e)
4,061 160
Asana Inc
(e)
7,845 145
Asure Software Inc
(e)
402 3
AvePoint Inc
(e)
15,135 113
Avid Technology Inc
(e)
2,356 64
AvidXchange Holdings Inc
(e)
13,495 117
Bandwidth Inc
(e)
500 5
Bentley Systems Inc 142,953 6,953
BigBear.ai Holdings Inc
(a),(e)
3,174 4
BigCommerce Holdings Inc
(e)
6,657 59
Blackbaud Inc
(e)
4,299 281
BlackLine Inc
(e)
209,373 10,280
Box Inc
(e)
13,859 345
Braze Inc
(e)
244,195 10,398
C3.ai Inc
(a),(e)
4,517 110
CCC Intelligent Solutions Holdings Inc
(e)
602,485 6,489
Clear Secure Inc 433,552 7,292
Clearwater Analytics Holdings Inc
(e)
47,949 867
Climb Global Solutions Inc 341 15
CommVault Systems Inc
(e)
4,102 268
Consensus Cloud Solutions Inc
(e)
1,055 23
CoreCard Corp
(e)
715 15
CSG Systems International Inc 3,121 146
CXApp Inc
(e)
233 —
Daily Journal Corp
(e)
23 7
Definitive Healthcare Corp
(e)
408,855 2,355
Digi International Inc
(e)
3,084 78
Digimarc Corp
(a),(e)
1,395 36
Digital Turbine Inc
(e)
2,670 13
DigitalOcean Holdings Inc
(e)
6,260 128
Domo Inc
(e)
3,114 25
Donnelley Financial Solutions Inc
(e)
1,737 95
Duolingo Inc
(e)
2,832 414
Dynatrace Inc
(e)
314,188 14,047
Ebix Inc
(a)
758 5
eGain Corp
(e)
2,110 13
Enfusion Inc
(e)
3,692 31
EngageSmart Inc
(e)
4,809 109
Envestnet Inc
(e)
124,215 4,596
Everbridge Inc
(e)
4,023 83
EverCommerce Inc
(e)
1,898 18
Evolent Health Inc
(e)
10,818 264
Expensify Inc
(e)
5,449 15
Fastly Inc
(e)
579,878 8,507
Five9 Inc
(e)
171,217 9,908
Freshworks Inc
(e)
676,588 12,138
Global-e Online Ltd
(e)
179,150 6,290
Guidewire Software Inc
(e)
63,027 5,681
Health Catalyst Inc
(e)
2,887 22
IBEX Holdings Ltd
(e)
1,135 19
Innodata Inc
(a),(e)
2,489 19
Inspired Entertainment Inc
(e)
2,059 21
Instructure Holdings Inc
(e)
244,081 6,011
Intapp Inc
(e)
2,148 73
IonQ Inc
(a),(e)
2,490 24
Jamf Holding Corp
(e)
6,921 111
Kaltura Inc
(e)
8,190 14
LivePerson Inc
(e)
7,524 20
LiveVox Holdings Inc
(e)
2,201 8
Manhattan Associates Inc
(e)
56,156 10,949
MeridianLink Inc
(e)
1,691 28
MicroStrategy Inc
(a),(e)
1,090 462
Model N Inc
(e)
130,458 3,144
Monday.com Ltd
(e)
52,380 6,809
N-able Inc
(e)
6,235 81
NextGen Healthcare Inc
(e)
3,053 73
Olo Inc
(e)
5,682 29

Schedule of Investments
SmallCap Growth Fund I
October 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Outset Medical Inc
(e)
4,888 $ 17
PagerDuty Inc
(e)
8,713 176
PDF Solutions Inc
(e)
160,107 4,247
Phreesia Inc
(e)
372,119 5,083
Planet Labs PBC
(a),(e)
14,866 32
PowerSchool Holdings Inc
(e)
5,549 111
Privia Health Group Inc
(e)
265,664 5,584
Progress Software Corp 4,296 221
PROS Holdings Inc
(e)
308,965 9,625
PubMatic Inc
(e)
760 9
Red Violet Inc
(e)
1,156 23
Sapiens International Corp NV 3,035 77
Schrodinger Inc/United States
(e)
5,392 117
SEMrush Holdings Inc
(e)
2,984 24
Sharecare Inc
(e)
1,860 2
Simulations Plus Inc 1,560 55
Smartsheet Inc
(e)
202,562 8,009
SoundHound AI Inc
(a),(e)
13,384 21
Sprout Social Inc
(e)
4,715 204
SPS Commerce Inc
(e)
87,104 13,966
Take-Two Interactive Software Inc
(e)
48,102 6,434
Verint Systems Inc
(e)
5,687 107
Veritone Inc
(e)
3,096 8
Verra Mobility Corp
(e)
13,722 271
Viant Technology Inc
(e)
1,461 8
Vimeo Inc
(e)
2,324 7
Weave Communications Inc
(e)
3,126 22
Workiva Inc
(e)
120,511 10,495
Yext Inc
(e)
10,611 64
Zeta Global Holdings Corp
(e)
13,517 105
Zuora Inc
(e)
373,449 2,768
$ 235,591
Telecommunications - 0 .91%
A10 Networks Inc 6,997 76
Anterix Inc
(e)
1,134 35
Applied Digital Corp
(a),(e)
323,364 1,578
AST SpaceMobile Inc
(a),(e)
7,883 26
Calix Inc
(e)
5,821 193
Cambium Networks Corp
(e)
1,434 7
Clearfield Inc
(e)
1,283 31
CommScope Holding Co Inc
(e)
20,557 30
Consolidated Communications Holdings Inc
(e)
950 4
Credo Technology Group Holding Ltd
(e)
348,511 4,956
DigitalBridge Group Inc 212,013 3,360
Extreme Networks Inc
(e)
12,403 256
Globalstar Inc
(e)
59,839 84
Gogo Inc
(e)
714 7
Harmonic Inc
(e)
333,575 3,599
IDT Corp - Class B
(e)
1,125 31
Infinera Corp
(e)
1,282,866 3,759
InterDigital Inc 2,641 199
Luna Innovations Inc
(e)
3,170 18
Ooma Inc
(e)
2,266 25
Preformed Line Products Co 113 15
Terran Orbital Corp
(e)
862 1
Viavi Solutions Inc
(e)
17,946 140
$ 18,430
Toys, Games & Hobbies - 0 .00%
Funko Inc
(e)
2,362 18
Transportation - 1 .22%
ArcBest Corp 927 101
CryoPort Inc
(e)
3,378 33
Daseke Inc
(e)
4,223 19
Dorian LPG Ltd 1,860 60
FLEX LNG Ltd 1,977 60
Forward Air Corp 41,040 2,643
Himalaya Shipping Ltd
(e)
289 1
Knight-Swift Transportation Holdings Inc 57,096 2,791
Marten Transport Ltd 4,593 81
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
PAM Transportation Services Inc
(e)
98 $ 2
RXO Inc
(e)
103,479 1,812
Saia Inc
(e)
19,251 6,901
Werner Enterprises Inc 903 33
XPO Inc
(e)
133,003 10,083
$ 24,620
Trucking & Leasing - 0 .00%
GATX Corp 221 23
Water - 0 .03%
American States Water Co 3,658 285
Artesian Resources Corp 640 25
California Water Service Group 1,780 87
Consolidated Water Co Ltd 428 13
Global Water Resources Inc 1,121 12
Middlesex Water Co 1,726 110
York Water Co/The 1,400 50
$ 582
TOTAL COMMON STOCKS $ 1,941,223
Total Investments $ 2,036,351
Other Assets and Liabilities -  (0.83)% (16,784)
TOTAL NET ASSETS - 100.00% $ 2,019,567
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $24,415 or 1.21% of net assets.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $24,507 or
1.21% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Portfolio Summary
Sector Percent
Consumer, Non-cyclical 29 .96%
Technology 18 .56%
Industrial 17 .94%
Consumer, Cyclical 11 .34%
Financial 7 .16%
Energy 5 .65%
Money Market Funds 4 .02%
Communications 2 .73%
Basic Materials 2 .57%
Exchange-Traded Funds 0 .69%
Utilities 0 .21%
Other Assets and Liabilities
( 0 .83 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SmallCap Growth Fund I
October 31, 2023
See accompanying notes.

Affiliated Securities October 31, 2022 Purchases Sales October 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.27% $ — $ 992,906 $ 916,161 $ 76,745
Principal Government Money Market Fund - Institutional Class 5.22% 140,977 223,235 364,212 —
$ 140,977 $ 1,216,141 $ 1,280,373 $ 76,745
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.27% $ 3,282 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.22% 342 — — —
$ 3,624 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; December 2023 Long 10 $ 834 $ 1
Total $ 1
Amounts in thousands except contracts.

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 2 .43 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .13%
iShares Core S&P Small-Cap ETF 14,744 $ 1,311
Money Market Funds - 2 .30%
BlackRock Liquidity FedFund - Institutional Class
5.24%
(a),(b)
4,107,218 4,107
Principal Government Money Market Fund - Class
R-6 5.27%
(a),(c)
19,881,724 19,882
$ 23,989
TOTAL INVESTMENT COMPANIES $ 25,300
COMMON STOCKS - 97 .77 % Shares Held Value (000's)
Aerospace & Defense - 1 .34%
AAR Corp
(d)
36,486 $ 2,166
AeroVironment Inc
(d)
28,775 3,299
Barnes Group Inc 55,572 1,155
Kaman Corp 30,977 577
Mercury Systems Inc
(d)
56,210 2,022
Moog Inc 31,528 3,659
National Presto Industries Inc 5,749 430
Triumph Group Inc
(d)
84,205 628
$ 13,936
Agriculture - 0 .52%
Andersons Inc/The 34,565 1,733
Fresh Del Monte Produce Inc 36,973 924
Universal Corp/VA 27,044 1,217
Vector Group Ltd 145,489 1,496
$ 5,370
Airlines - 0 .48%
Allegiant Travel Co 16,604 1,106
JetBlue Airways Corp
(d)
365,797 1,376
SkyWest Inc
(d)
46,172 1,947
Sun Country Airlines Holdings Inc
(d)
44,266 576
$ 5,005
Apparel - 1 .05%
Hanesbrands Inc 384,061 1,609
Kontoor Brands Inc 54,830 2,547
Oxford Industries Inc 16,222 1,369
Steven Madden Ltd 77,712 2,548
Urban Outfitters Inc
(d)
62,070 2,149
Wolverine World Wide Inc 87,282 703
$ 10,925
Automobile Manufacturers - 0 .10%
Wabash National Corp 51,590 1,067
Automobile Parts & Equipment - 1 .01%
American Axle & Manufacturing Holdings Inc
(d)
128,492 867
Dana Inc 141,007 1,619
Dorman Products Inc
(d)
31,108 1,934
Gentherm Inc
(d)
36,214 1,457
Methode Electronics Inc 39,529 904
Phinia Inc 51,607 1,336
Standard Motor Products Inc 20,510 716
Titan International Inc
(d)
56,461 641
XPEL Inc
(d)
23,346 1,081
$ 10,555
Banks - 7 .65%
Ameris Bancorp 71,338 2,661
Atlantic Union Bankshares Corp 82,331 2,372
BancFirst Corp 15,910 1,290
Bancorp Inc/The
(d)
59,584 2,124
Bank of Hawaii Corp
(e)
43,608 2,154
BankUnited Inc 81,683 1,782
Banner Corp 37,699 1,591
Cathay General Bancorp 79,620 2,700
Central Pacific Financial Corp 29,682 468
City Holding Co 16,472 1,495
Community Bank System Inc 58,755 2,347
Customers Bancorp Inc
(d)
30,913 1,243
CVB Financial Corp 145,307 2,270
Dime Community Bancshares Inc 38,356 705
Eagle Bancorp Inc 32,828 640
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
FB Financial Corp 38,528 $ 1,132
First BanCorp/Puerto Rico 195,713 2,613
First Bancorp/Southern Pines NC 45,096 1,309
First Commonwealth Financial Corp 112,409 1,369
First Financial Bancorp 104,417 1,932
First Hawaiian Inc 140,074 2,512
Fulton Financial Corp 180,051 2,339
Hanmi Financial Corp 33,464 491
Heritage Financial Corp/WA 38,472 626
Hilltop Holdings Inc 50,730 1,401
Hope Bancorp Inc 131,741 1,154
Independent Bank Corp 48,447 2,364
Independent Bank Group Inc 39,428 1,394
Lakeland Financial Corp 27,918 1,375
National Bank Holdings Corp 41,405 1,291
NBT Bancorp Inc 51,844 1,735
OFG Bancorp 51,735 1,532
PacWest Bancorp 130,122 921
Park National Corp 15,781 1,600
Pathward Financial Inc 28,788 1,304
Preferred Bank/Los Angeles CA 14,358 855
Renasant Corp 61,621 1,503
S&T Bancorp Inc 41,978 1,081
Seacoast Banking Corp of Florida 93,398 1,888
ServisFirst Bancshares Inc 53,766 2,536
Simmons First National Corp 138,595 1,969
Southside Bancshares Inc 31,839 850
Stellar Bancorp Inc 51,494 1,119
Tompkins Financial Corp 13,717 687
Triumph Financial Inc
(d)
23,762 1,479
TrustCo Bank Corp NY 20,883 533
Trustmark Corp 67,036 1,348
United Community Banks Inc/GA 130,462 2,882
Veritex Holdings Inc 59,562 1,026
Walker & Dunlop Inc 36,601 2,372
Westamerica BanCorp 29,253 1,382
$ 79,746
Beverages - 0 .27%
MGP Ingredients Inc 17,158 1,624
National Beverage Corp
(d)
25,619 1,188
$ 2,812
Biotechnology - 1 .86%
ANI Pharmaceuticals Inc
(d)
17,586 1,086
Arcus Biosciences Inc
(d)
58,882 925
Avid Bioservices Inc
(d)
68,856 424
Certara Inc
(d)
117,506 1,433
Cytek Biosciences Inc
(d)
109,253 460
Cytokinetics Inc
(d)
105,375 3,673
Dynavax Technologies Corp
(d)
141,375 2,009
Innoviva Inc
(d)
62,882 780
Ligand Pharmaceuticals Inc
(d)
17,908 937
Myriad Genetics Inc
(d)
89,882 1,400
NeoGenomics Inc
(d)
140,039 1,963
OmniAb Operations Inc
(d)
7,689 —
OmniAb Operations Inc
(d)
7,689 —
REGENXBIO Inc
(d)
44,392 572
Vericel Corp
(d)
52,296 1,840
Vir Biotechnology Inc
(d)
94,312 748
Xencor Inc
(d)
66,534 1,154
$ 19,404
Building Materials - 2 .22%
AAON Inc 74,350 4,051
American Woodmark Corp
(d)
17,976 1,209
Apogee Enterprises Inc 24,234 1,040
Boise Cascade Co 43,457 4,074
Gibraltar Industries Inc
(d)
33,396 2,032
Griffon Corp 44,954 1,795
Hayward Holdings Inc
(d)
138,747 1,457
Masterbrand Inc
(d)
140,154 1,557

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
PGT Innovations Inc
(d)
64,051 $ 1,918
SPX Technologies Inc
(d)
50,044 4,010
$ 23,143
Chemicals - 2 .82%
AdvanSix Inc 29,871 823
Balchem Corp 35,389 4,114
Hawkins Inc 21,078 1,210
HB Fuller Co 59,132 3,912
Ingevity Corp
(d)
36,979 1,490
Innospec Inc 27,295 2,675
Koppers Holdings Inc 22,911 838
Livent Corp
(d)
197,269 2,878
Mativ Holdings Inc 60,052 787
Minerals Technologies Inc 35,723 1,931
Quaker Chemical Corp 15,212 2,186
Rogers Corp
(d)
18,391 2,260
Sensient Technologies Corp 46,375 2,616
Stepan Co 23,308 1,743
$ 29,463
Coal - 0 .63%
CONSOL Energy Inc 31,598 2,904
SunCoke Energy Inc 91,938 874
Warrior Met Coal Inc 57,100 2,782
$ 6,560
Commercial Services - 4 .38%
ABM Industries Inc 72,607 2,856
Adtalem Global Education Inc
(d)
45,601 2,362
Alarm.com Holdings Inc
(d)
54,780 2,801
AMN Healthcare Services Inc
(d)
41,698 3,163
Arlo Technologies Inc
(d)
103,242 876
CoreCivic Inc
(d)
124,701 1,584
CorVel Corp
(d)
9,957 1,931
Cross Country Healthcare Inc
(d)
36,942 856
Deluxe Corp 47,878 816
EVERTEC Inc 70,945 2,255
Forrester Research Inc
(d)
12,654 294
GEO Group Inc/The
(d)
138,420 1,210
Green Dot Corp
(d)
49,411 552
Healthcare Services Group Inc 81,443 774
Heidrick & Struggles International Inc 21,963 535
John Wiley & Sons Inc 46,712 1,414
Kelly Services Inc 35,195 628
Korn Ferry 58,820 2,677
LiveRamp Holdings Inc
(d)
72,656 2,010
Matthews International Corp 33,445 1,185
Medifast Inc 11,953 827
Mister Car Wash Inc
(d)
99,477 517
Monro Inc 34,487 856
Payoneer Global Inc
(d)
283,860 1,643
Perdoceo Education Corp 72,019 1,303
PROG Holdings Inc
(d)
50,175 1,374
Resources Connection Inc 35,115 473
Sabre Corp
(d)
364,791 1,277
Strategic Education Inc 24,162 1,989
Stride Inc
(d)
44,408 2,442
TrueBlue Inc
(d)
34,034 377
Upbound Group Inc 50,387 1,313
Viad Corp
(d)
22,919 555
$ 45,725
Computers - 1 .39%
3D Systems Corp
(d)
146,514 547
Corsair Gaming Inc
(d)
47,384 606
DXC Technology Co
(d)
223,874 4,516
Insight Enterprises Inc
(d)
33,191 4,756
NCR Atleos Corp
(d)
73,518 1,622
NetScout Systems Inc
(d)
79,194 1,729
OneSpan Inc
(d)
39,496 312
TTEC Holdings Inc 20,820 428
$ 14,516
COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products - 0 .61%
Central Garden & Pet Co
(d)
10,457 $ 456
Central Garden & Pet Co - A Shares
(d)
45,000 1,786
Quanex Building Products Corp 36,172 971
WD-40 Co 14,888 3,148
$ 6,361
Cosmetics & Personal Care - 0 .96%
Edgewell Personal Care Co 55,776 1,947
elf Beauty Inc
(d)
59,775 5,537
Inter Parfums Inc 19,636 2,496
$ 9,980
Distribution & Wholesale - 0 .81%
G-III Apparel Group Ltd
(d)
44,543 1,138
OPENLANE Inc
(d)
120,146 1,613
Resideo Technologies Inc
(d)
162,075 2,347
ScanSource Inc
(d)
27,333 831
Veritiv Corp 14,875 2,520
$ 8,449
Diversified Financial Services - 3 .01%
Artisan Partners Asset Management Inc 75,155 2,480
Avantax Inc
(d)
40,350 1,041
B Riley Financial Inc 18,120 656
Bread Financial Holdings Inc 55,129 1,490
Brightsphere Investment Group Inc 35,538 557
Encore Capital Group Inc
(d)
25,779 971
Enova International Inc
(d)
33,795 1,348
EZCORP Inc
(d)
57,192 469
Hannon Armstrong Sustainable Infrastructure
Capital Inc
117,592 2,016
Moelis & Co 73,076 3,043
Mr Cooper Group Inc
(d)
73,379 4,148
Navient Corp 96,106 1,529
Piper Sandler Cos 16,481 2,305
PRA Group Inc
(d)
43,076 530
Radian Group Inc 172,803 4,379
StoneX Group Inc
(d)
19,631 1,871
Virtus Investment Partners Inc 7,486 1,379
WisdomTree Inc 125,406 778
World Acceptance Corp
(d)
3,744 369
$ 31,359
Electric - 0 .67%
Avista Corp 83,999 2,662
Otter Tail Corp 45,786 3,523
Unitil Corp 17,664 806
$ 6,991
Electrical Components & Equipment - 0 .67%
Encore Wire Corp 18,447 3,299
Energizer Holdings Inc 72,973 2,304
Insteel Industries Inc 21,332 595
Powell Industries Inc 10,026 769
$ 6,967
Electronics - 2 .93%
Advanced Energy Industries Inc 41,328 3,606
Badger Meter Inc 32,181 4,459
Benchmark Electronics Inc 39,155 948
Brady Corp 50,396 2,593
CTS Corp 34,418 1,288
ESCO Technologies Inc 28,302 2,751
Itron Inc
(d)
49,901 2,858
Knowles Corp
(d)
100,047 1,300
Mesa Laboratories Inc 5,615 527
OSI Systems Inc
(d)
16,894 1,762
Plexus Corp
(d)
30,166 2,966
Sanmina Corp
(d)
62,817 3,195
TTM Technologies Inc
(d)
114,018 1,310
Vicor Corp
(d)
24,593 953
$ 30,516

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Energy - Alternate Sources - 0 .28%
Green Plains Inc
(d)
65,343 $ 1,920
REX American Resources Corp
(d)
16,608 631
SunPower Corp
(d),(e)
94,230 402
$ 2,953
Engineering & Construction - 2 .06%
Arcosa Inc 53,525 3,697
Comfort Systems USA Inc 39,263 7,140
Dycom Industries Inc
(d)
32,190 2,742
Frontdoor Inc
(d)
88,186 2,551
Granite Construction Inc 48,211 1,952
MYR Group Inc
(d)
18,343 2,125
NV5 Global Inc
(d)
13,954 1,316
$ 21,523
Entertainment - 0 .79%
Cinemark Holdings Inc
(d)
118,828 1,959
Golden Entertainment Inc 23,763 745
Madison Square Garden Sports Corp
(d)
18,280 3,074
Monarch Casino & Resort Inc 14,710 885
Six Flags Entertainment Corp
(d)
78,621 1,565
$ 8,228
Environmental Control - 0 .05%
Enviri Corp
(d)
87,546 503
Food - 2 .17%
B&G Foods Inc 79,353 640
Calavo Growers Inc 19,521 495
Cal-Maine Foods Inc 44,618 2,022
Chefs' Warehouse Inc/The
(d)
38,751 737
Hain Celestial Group Inc/The
(d)
98,181 1,085
Hostess Brands Inc
(d)
145,837 4,871
J & J Snack Foods Corp 16,940 2,653
John B Sanfilippo & Son Inc 9,834 1,006
Simply Good Foods Co/The
(d)
99,437 3,708
SpartanNash Co 38,136 858
Tootsie Roll Industries Inc 19,112 594
TreeHouse Foods Inc
(d)
56,317 2,348
United Natural Foods Inc
(d)
64,326 938
WK Kellogg Co 71,908 720
$ 22,675
Forest Products & Paper - 0 .20%
Mercer International Inc 48,194 383
Sylvamo Corp 39,060 1,730
$ 2,113
Gas - 0 .31%
Chesapeake Utilities Corp 19,535 1,731
Northwest Natural Holding Co 39,588 1,453
$ 3,184
Hand & Machine Tools - 0 .72%
Enerpac Tool Group Corp 61,585 1,743
Franklin Electric Co Inc 43,671 3,787
Kennametal Inc 87,498 2,022
$ 7,552
Healthcare - Products - 2 .51%
Artivion Inc
(d)
42,796 545
Avanos Medical Inc
(d)
51,451 945
BioLife Solutions Inc
(d)
37,713 381
CONMED Corp 33,742 3,288
Embecta Corp 62,902 951
Glaukos Corp
(d)
53,403 3,642
Integer Holdings Corp
(d)
36,562 2,968
LeMaitre Vascular Inc 21,750 1,057
Merit Medical Systems Inc
(d)
63,265 4,349
Omnicell Inc
(d)
49,627 1,764
OraSure Technologies Inc
(d)
80,587 416
Orthofix Medical Inc
(d)
40,320 445
STAAR Surgical Co
(d)
53,238 2,226
Tandem Diabetes Care Inc
(d)
71,435 1,236
UFP Technologies Inc
(d)
7,715 1,203
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Varex Imaging Corp
(d)
44,347 $ 800
$ 26,216
Healthcare - Services - 1 .96%
Addus HomeCare Corp
(d)
17,798 1,404
Agiliti Inc
(d)
38,524 217
Apollo Medical Holdings Inc
(d)
46,172 1,441
Community Health Systems Inc
(d)
139,644 299
Enhabit Inc
(d)
54,994 405
Ensign Group Inc/The 61,691 5,959
Fortrea Holdings Inc
(d)
97,255 2,762
Fulgent Genetics Inc
(d)
22,339 535
ModivCare Inc
(d)
13,543 572
Pediatrix Medical Group Inc
(d)
90,829 1,041
RadNet Inc
(d)
66,208 1,785
Select Medical Holdings Corp 114,441 2,601
US Physical Therapy Inc 16,451 1,384
$ 20,405
Home Builders - 2 .63%
Cavco Industries Inc
(d)
8,857 2,210
Century Communities Inc 31,281 1,924
Green Brick Partners Inc
(d)
27,895 1,080
Installed Building Products Inc 25,885 2,891
LCI Industries 27,798 3,016
LGI Homes Inc
(d)
22,486 2,125
M/I Homes Inc
(d)
30,515 2,504
MDC Holdings Inc 65,463 2,484
Meritage Homes Corp 40,357 4,601
Tri Pointe Homes Inc
(d)
108,664 2,723
Winnebago Industries Inc 33,162 1,922
$ 27,480
Home Furnishings - 0 .57%
Ethan Allen Interiors Inc 25,050 658
iRobot Corp
(d)
30,290 997
MillerKnoll Inc 83,096 1,953
Sleep Number Corp
(d)
23,165 377
Sonos Inc
(d)
140,786 1,518
Xperi Inc
(d)
47,527 403
$ 5,906
Housewares - 0 .27%
Newell Brands Inc 418,281 2,811
Insurance - 3 .33%
Ambac Financial Group Inc
(d)
49,729 603
American Equity Investment Life Holding Co 67,897 3,596
AMERISAFE Inc 21,053 1,073
Assured Guaranty Ltd 61,078 3,811
Employers Holdings Inc 28,610 1,087
Genworth Financial Inc
(d)
508,317 3,045
Goosehead Insurance Inc
(d)
26,234 1,702
HCI Group Inc 6,605 389
Horace Mann Educators Corp 44,832 1,422
Jackson Financial Inc 80,020 2,937
James River Group Holdings Ltd 41,295 568
Lincoln National Corp 186,206 4,054
Mercury General Corp 29,175 901
NMI Holdings Inc
(d)
90,319 2,470
Palomar Holdings Inc
(d)
27,159 1,360
ProAssurance Corp 57,151 972
Safety Insurance Group Inc 16,237 1,220
SiriusPoint Ltd
(d)
97,123 957
Stewart Information Services Corp 30,018 1,311
Trupanion Inc
(d),(e)
39,056 805
United Fire Group Inc 23,270 469
$ 34,752
Internet - 1 .76%
Cargurus Inc
(d)
95,250 1,641
Cars.com Inc
(d)
67,853 1,034
Cogent Communications Holdings Inc 47,756 3,103
ePlus Inc
(d)
29,570 1,848

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
HealthStream Inc 26,611 $ 676
Liquidity Services Inc
(d)
24,593 474
Perficient Inc
(d)
38,216 2,224
QuinStreet Inc
(d)
56,434 638
Shutterstock Inc 26,535 1,080
TechTarget Inc
(d)
27,791 700
TripAdvisor Inc
(d)
118,175 1,744
Yelp Inc
(d)
75,426 3,182
$ 18,344
Iron & Steel - 0 .89%
ATI Inc
(d)
141,145 5,331
Carpenter Technology Corp 53,292 3,343
Haynes International Inc 13,976 601
$ 9,275
Leisure Products & Services - 0 .15%
Vista Outdoor Inc
(d)
63,671 1,599
Lodging - 0 .04%
Marcus Corp/The 27,017 420
Machinery - Construction & Mining - 0 .10%
Astec Industries Inc 24,957 999
Machinery - Diversified - 1 .48%
Alamo Group Inc 11,338 1,817
Albany International Corp 34,224 2,793
Applied Industrial Technologies Inc 42,429 6,513
DXP Enterprises Inc/TX
(d)
15,056 491
Ichor Holdings Ltd
(d)
32,110 779
Lindsay Corp 12,085 1,510
Tennant Co 20,399 1,514
$ 15,417
Media - 0 .36%
AMC Networks Inc
(d)
33,389 394
DISH Network Corp
(d)
272,394 1,335
EW Scripps Co/The
(d)
64,503 353
Scholastic Corp 30,602 1,129
Thryv Holdings Inc
(d)
33,426 582
$ 3,793
Metal Fabrication & Hardware - 0 .95%
AZZ Inc 27,456 1,298
Mueller Industries Inc 124,652 4,701
Olympic Steel Inc 10,755 546
Proto Labs Inc
(d)
28,644 676
Standex International Corp 13,007 1,867
TimkenSteel Corp
(d)
42,453 863
$ 9,951
Mining - 0 .22%
Century Aluminum Co
(d)
56,789 375
Compass Minerals International Inc 37,029 912
Kaiser Aluminum Corp 17,578 999
$ 2,286
Miscellaneous Manufacturers - 2 .40%
EnPro Industries Inc 22,946 2,548
Fabrinet
(d)
39,843 6,176
Federal Signal Corp 66,951 3,886
Hillenbrand Inc 76,745 2,919
John Bean Technologies Corp 34,948 3,635
Materion Corp 22,653 2,197
Myers Industries Inc 40,406 678
Sturm Ruger & Co Inc 19,455 1,077
Trinity Industries Inc 89,850 1,871
$ 24,987
Office & Business Equipment - 0 .21%
Pitney Bowes Inc 168,101 543
Xerox Holdings Corp 124,174 1,594
$ 2,137
Office Furnishings - 0 .22%
HNI Corp 51,096 1,773
Interface Inc 63,783 567
$ 2,340
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas - 3 .05%
California Resources Corp 71,156 $ 3,742
Callon Petroleum Co
(d)
61,346 2,291
Comstock Resources Inc 100,875 1,271
CVR Energy Inc 32,002 1,048
Helmerich & Payne Inc 109,139 4,319
Nabors Industries Ltd
(d)
9,849 962
Northern Oil and Gas Inc 99,381 3,810
Par Pacific Holdings Inc
(d)
61,670 2,024
Patterson-UTI Energy Inc 351,833 4,468
SM Energy Co 130,257 5,252
Talos Energy Inc
(d)
110,301 1,710
Vital Energy Inc
(d)
18,373 919
$ 31,816
Oil & Gas Services - 1 .57%
Archrock Inc 151,172 1,915
Bristow Group Inc
(d)
26,288 687
Core Laboratories Inc 51,239 1,098
Dril-Quip Inc
(d)
37,514 813
Helix Energy Solutions Group Inc
(d)
155,616 1,525
Liberty Energy Inc 170,201 3,353
NOW Inc
(d)
117,143 1,291
Oceaneering International Inc
(d)
110,625 2,433
Oil States International Inc
(d)
70,145 509
ProPetro Holding Corp
(d)
95,317 999
RPC Inc 93,448 777
US Silica Holdings Inc
(d)
84,650 1,022
$ 16,422
Packaging & Containers - 0 .31%
Clearwater Paper Corp
(d)
18,345 620
O-I Glass Inc
(d)
170,206 2,630
$ 3,250
Pharmaceuticals - 2 .35%
AdaptHealth Corp
(d)
89,639 657
Amphastar Pharmaceuticals Inc
(d)
41,829 1,893
Catalyst Pharmaceuticals Inc
(d)
109,974 1,365
Collegium Pharmaceutical Inc
(d)
38,126 830
Corcept Therapeutics Inc
(d)
99,056 2,781
Harmony Biosciences Holdings Inc
(d)
36,881 868
Ironwood Pharmaceuticals Inc
(d)
150,717 1,352
Organon & Co 280,736 4,152
Owens & Minor Inc
(d)
84,007 1,204
Pacira BioSciences Inc
(d)
50,951 1,440
Phibro Animal Health Corp 22,325 244
Premier Inc 130,707 2,512
Prestige Consumer Healthcare Inc
(d)
54,378 3,228
Supernus Pharmaceuticals Inc
(d)
59,926 1,429
USANA Health Sciences Inc
(d)
12,289 560
$ 24,515
Real Estate - 0 .70%
Anywhere Real Estate Inc
(d)
121,277 566
Cushman & Wakefield PLC
(d)
184,510 1,360
eXp World Holdings Inc
(e)
84,296 1,119
Kennedy-Wilson Holdings Inc 130,055 1,674
Marcus & Millichap Inc 26,176 751
St Joe Co/The 39,083 1,823
$ 7,293
REITs - 8 .45%
Acadia Realty Trust 104,485 1,496
Alexander & Baldwin Inc 79,718 1,260
American Assets Trust Inc 53,325 947
Apollo Commercial Real Estate Finance Inc 142,747 1,422
Apple Hospitality REIT Inc 233,564 3,662
Arbor Realty Trust Inc 204,719 2,582
Armada Hoffler Properties Inc 74,583 743
ARMOUR Residential REIT Inc 50,121 730
Blackstone Mortgage Trust Inc 189,141 3,773
Brandywine Realty Trust 188,908 707
CareTrust REIT Inc 109,192 2,350
Centerspace 16,409 797

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Chatham Lodging Trust 53,629 $ 496
Community Healthcare Trust Inc 27,112 777
DiamondRock Hospitality Co 230,102 1,779
Douglas Emmett Inc 183,024 2,052
Easterly Government Properties Inc 102,541 1,103
Ellington Financial Inc 74,659 898
Elme Communities 96,402 1,230
Essential Properties Realty Trust Inc 171,245 3,759
Four Corners Property Trust Inc 99,413 2,117
Franklin BSP Realty Trust Inc 90,242 1,138
Getty Realty Corp 50,445 1,343
Global Net Lease Inc 213,321 1,694
Highwoods Properties Inc 115,996 2,075
Hudson Pacific Properties Inc 139,234 621
Innovative Industrial Properties Inc 30,779 2,211
Invesco Mortgage Capital Inc 48,933 334
JBG SMITH Properties 103,324 1,330
KKR Real Estate Finance Trust Inc 63,720 665
LTC Properties Inc 45,454 1,437
LXP Industrial Trust 321,186 2,541
Macerich Co/The 236,280 2,297
New York Mortgage Trust Inc 100,164 780
NexPoint Residential Trust Inc 25,428 686
Outfront Media Inc 159,424 1,556
Pebblebrook Hotel Trust 132,272 1,578
PennyMac Mortgage Investment Trust 95,235 1,205
Phillips Edison & Co Inc 128,867 4,550
Ready Capital Corp 173,433 1,635
Redwood Trust Inc 125,330 787
Retail Opportunity Investments Corp 138,311 1,624
RPT Realty 87,624 945
Safehold Inc 49,143 800
Saul Centers Inc 14,192 493
Service Properties Trust 181,627 1,317
SITE Centers Corp 197,555 2,303
SL Green Realty Corp 70,678 2,070
Summit Hotel Properties Inc 118,085 666
Sunstone Hotel Investors Inc 227,422 2,115
Tanger Factory Outlet Centers Inc 115,453 2,603
Two Harbors Investment Corp 105,560 1,226
Uniti Group Inc 262,002 1,205
Universal Health Realty Income Trust 13,959 537
Urban Edge Properties 129,130 2,048
Veris Residential Inc 87,921 1,177
Whitestone REIT 51,641 514
Xenia Hotels & Resorts Inc 117,738 1,369
$ 88,155
Retail - 7 .01%
Abercrombie & Fitch Co
(d)
54,955 3,342
Academy Sports & Outdoors Inc 83,923 3,763
Advance Auto Parts Inc 65,250 3,395
American Eagle Outfitters Inc 203,733 3,559
America's Car-Mart Inc/TX
(d)
6,554 439
Asbury Automotive Group Inc
(d)
22,584 4,322
BJ's Restaurants Inc
(d)
25,875 666
Bloomin' Brands Inc 95,604 2,231
Boot Barn Holdings Inc
(d)
32,921 2,288
Brinker International Inc
(d)
48,623 1,649
Buckle Inc/The 32,676 1,103
Caleres Inc 37,426 957
Cheesecake Factory Inc/The 51,781 1,609
Chico's FAS Inc
(d)
135,515 1,014
Chuy's Holdings Inc
(d)
19,801 667
Cracker Barrel Old Country Store Inc 24,315 1,614
Dave & Buster's Entertainment Inc
(d)
37,691 1,317
Designer Brands Inc 54,053 547
Dine Brands Global Inc 17,071 841
Foot Locker Inc 89,694 1,883
GMS Inc
(d)
44,757 2,617
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Group 1 Automotive Inc 15,424 $ 3,892
Guess? Inc 29,969 644
Haverty Furniture Cos Inc 14,743 384
Hibbett Inc 13,993 645
Jack in the Box Inc 22,073 1,395
Kohl's Corp 120,670 2,721
La-Z-Boy Inc 47,511 1,389
Leslie's Inc
(d)
201,976 998
MarineMax Inc
(d)
21,886 599
Movado Group Inc 17,144 478
National Vision Holdings Inc
(d)
85,793 1,333
Nu Skin Enterprises Inc 54,839 1,041
ODP Corp/The
(d)
37,172 1,670
Papa John's International Inc 35,933 2,336
Patrick Industries Inc 22,919 1,722
PC Connection Inc 12,394 664
PriceSmart Inc 28,288 1,768
Sally Beauty Holdings Inc
(d)
118,296 1,006
Shake Shack Inc
(d)
41,151 2,306
Shoe Carnival Inc 19,803 453
Signet Jewelers Ltd 49,845 3,481
Sonic Automotive Inc 17,476 836
Victoria's Secret & Co
(d)
84,685 1,514
$ 73,098
Savings & Loans - 1 .37%
Axos Financial Inc
(d)
57,583 2,075
Banc of California Inc 57,517 645
Berkshire Hills Bancorp Inc 48,307 947
Brookline Bancorp Inc 97,325 792
Capitol Federal Financial Inc 139,025 723
Northfield Bancorp Inc 43,457 374
Northwest Bancshares Inc 139,510 1,454
Pacific Premier Bancorp Inc 105,269 2,000
Provident Financial Services Inc 82,918 1,165
WaFd Inc 71,053 1,754
WSFS Financial Corp 67,021 2,372
$ 14,301
Semiconductors - 2 .99%
Alpha & Omega Semiconductor Ltd
(d)
24,587 583
Axcelis Technologies Inc
(d)
36,022 4,593
CEVA Inc
(d)
25,941 445
Cohu Inc
(d)
52,248 1,575
Diodes Inc
(d)
50,218 3,268
FormFactor Inc
(d)
85,242 2,888
Kulicke & Soffa Industries Inc 61,990 2,579
MaxLinear Inc
(d)
80,926 1,230
Photronics Inc
(d)
68,625 1,260
Rambus Inc
(d)
119,790 6,508
Semtech Corp
(d)
70,206 980
SiTime Corp
(d)
18,773 1,874
SMART Global Holdings Inc
(d)
54,959 753
Ultra Clean Holdings Inc
(d)
49,065 1,171
Veeco Instruments Inc
(d)
61,848 1,481
$ 31,188
Software - 3 .37%
Adeia Inc 117,180 988
Agilysys Inc
(d)
22,264 1,910
Avid Technology Inc
(d)
37,221 1,006
Cerence Inc
(d)
44,272 678
Consensus Cloud Solutions Inc
(d)
20,058 433
CSG Systems International Inc 33,385 1,564
Digi International Inc
(d)
39,483 994
Digital Turbine Inc
(d)
99,302 471
Donnelley Financial Solutions Inc
(d)
27,362 1,489
DoubleVerify Holdings Inc
(d)
137,814 3,835
N-able Inc
(d)
76,132 987
NextGen Healthcare Inc
(d)
59,588 1,425
PDF Solutions Inc
(d)
33,481 888
Privia Health Group Inc
(d)
112,078 2,356

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Progress Software Corp 47,602 $ 2,446
Schrodinger Inc/United States
(d)
59,893 1,300
Simulations Plus Inc 17,499 617
SPS Commerce Inc
(d)
40,232 6,451
Veradigm Inc
(d)
119,932 1,582
Verra Mobility Corp
(d)
186,242 3,682
$ 35,102
Telecommunications - 1 .70%
A10 Networks Inc 76,468 831
ADTRAN Holdings Inc 77,704 511
ATN International Inc 11,645 360
Clearfield Inc
(d)
14,232 342
Consolidated Communications Holdings Inc
(d)
81,920 342
Extreme Networks Inc
(d)
140,255 2,892
Gogo Inc
(d)
67,809 712
Harmonic Inc
(d)
122,846 1,326
InterDigital Inc 28,987 2,181
Lumen Technologies Inc
(d)
1,106,434 1,615
Shenandoah Telecommunications Co 55,174 1,305
Telephone and Data Systems Inc 107,470 1,955
Viasat Inc
(d)
81,704 1,507
Viavi Solutions Inc
(d)
244,176 1,900
$ 17,779
Textiles - 0 .26%
UniFirst Corp/MA 16,580 2,726
Transportation - 1 .61%
ArcBest Corp 26,371 2,871
Dorian LPG Ltd 37,242 1,191
Forward Air Corp 28,206 1,817
Heartland Express Inc 50,313 587
Hub Group Inc
(d)
34,484 2,371
Marten Transport Ltd 63,363 1,114
Matson Inc 38,736 3,372
RXO Inc
(d)
128,408 2,248
World Kinect Corp 66,077 1,222
$ 16,793
Trucking & Leasing - 0 .11%
Greenbrier Cos Inc/The 33,900 1,173
Water - 0 .91%
American States Water Co 40,588 3,168
California Water Service Group 63,338 3,083
Middlesex Water Co 19,482 1,238
SJW Group 31,734 1,983
$ 9,472
TOTAL COMMON STOCKS $ 1,019,782
Total Investments $ 1,045,082
Other Assets and Liabilities -  (0.20)% (2,039)
TOTAL NET ASSETS - 100.00% $ 1,043,043
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $4,107 or
0.39% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $3,935 or 0.38% of net assets.
Portfolio Summary
Sector Percent
Financial 24 .51%
Consumer, Non-cyclical 17 .59%
Industrial 16 .95%
Consumer, Cyclical 15 .39%
Technology 7 .96%
Energy 5 .53%
Basic Materials 4 .13%
Communications 3 .82%
Money Market Funds 2 .30%
Utilities 1 .89%
Exchange-Traded Funds 0 .13%
Other Assets and Liabilities
( 0 .20 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2022 Purchases Sales October 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.27% $ — $ 342,116 $ 322,234 $ 19,882
Principal Government Money Market Fund - Institutional Class 5.22% 28,521 24,793 53,314 —
$ 28,521 $ 366,909 $ 375,548 $ 19,882
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.27% $ 774 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.22% 77 — — —
$ 851 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2023
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; December 2023 Long 247 $ 20,605 $ (715)
Total $ (715)
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Value Fund II
October 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 7.81% Shares Held Value (000's)
Exchange-Traded Funds - 2.29%
iShares Russell 2000 Value ETF
(a)
209,830 $ 26,732
Money Market Funds - 5.52%
BlackRock Liquidity FedFund - Institutional Class
5.24%
(b),(c)
2,936,489 2,937
Principal Government Money Market Fund - Class
R-6 5.27%
(b),(c),(d)
61,516,921 61,517
$ 64,454
TOTAL INVESTMENT COMPANIES $ 91,186
COMMON STOCKS - 93 .64% Shares Held Value (000's)
Advertising - 0.17%
Advantage Solutions Inc
(e)
12,185 $ 28
Boston Omaha Corp
(e)
3,241 46
Clear Channel Outdoor Holdings Inc
(e)
55,130 61
Stagwell Inc
(e)
449,626 1,852
$ 1,987
Aerospace & Defense - 0.65%
AAR Corp
(e)
5,098 303
AerSale Corp
(e)
112,555 1,721
Archer Aviation Inc
(a),(e)
22,561 107
Astronics Corp
(e)
3,890 60
Barnes Group Inc 51,013 1,061
Ducommun Inc
(e)
1,943 93
Joby Aviation Inc
(a),(e)
27,447 145
Kaman Corp 4,253 79
Kratos Defense & Security Solutions Inc
(e)
18,561 316
Moog Inc 17,255 2,002
National Presto Industries Inc 21,331 1,594
Triumph Group Inc
(e)
9,648 72
$ 7,553
Agriculture - 0.22%
Alico Inc 944 23
Andersons Inc/The 39,240 1,967
Benson Hill Inc
(e)
24,156 4
Dole PLC 4,624 53
Fresh Del Monte Produce Inc 5,078 127
Limoneira Co
(a)
2,480 35
Tejon Ranch Co
(e)
3,098 48
Universal Corp/VA 3,550 160
Vector Group Ltd 17,798 183
$ 2,600
Airlines - 0.07%
Allegiant Travel Co 2,111 141
Hawaiian Holdings Inc
(e)
7,637 32
JetBlue Airways Corp
(e)
48,854 184
SkyWest Inc
(e)
6,491 274
Spirit Airlines Inc 16,248 186
Sun Country Airlines Holdings Inc
(e)
2,367 31
$ 848
Apparel - 0.69%
Carter's Inc 14,400 967
Fossil Group Inc
(e)
6,713 11
Hanesbrands Inc 273,800 1,147
Kontoor Brands Inc 26,800 1,245
Oxford Industries Inc 5,661 478
Rocky Brands Inc 901 11
Steven Madden Ltd 38,100 1,249
Urban Outfitters Inc
(e)
30,909 1,071
Weyco Group Inc 805 23
Wolverine World Wide Inc 227,543 1,831
$ 8,033
Automobile Manufacturers - 0.14%
Blue Bird Corp
(e)
2,306 42
Hyliion Holdings Corp
(e)
21,723 13
Nikola Corp
(a),(e)
91,453 99
REV Group Inc 4,727 67
TuSimple Holdings Inc
(e)
23,185 25
Wabash National Corp 64,898 1,343
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Manufacturers (continued)
Workhorse Group Inc
(a),(e)
23,242 $ 9
$ 1,598
Automobile Parts & Equipment - 0.72%
Adient PLC
(e)
67,754 2,282
Aeva Technologies Inc
(e)
11,694 6
American Axle & Manufacturing Holdings Inc
(e)
16,905 114
Aurora Innovation Inc
(e)
48,978 86
Commercial Vehicle Group Inc
(e)
4,026 28
Cooper-Standard Holdings Inc
(e)
1,719 21
Dana Inc 19,201 220
Goodyear Tire & Rubber Co/The
(e)
202,610 2,411
Holley Inc
(e)
7,769 33
indie Semiconductor Inc
(e)
949 5
Methode Electronics Inc 5,272 121
Microvast Holdings Inc
(e)
14,203 18
Miller Industries Inc/TN 22,252 809
Phinia Inc 79,100 2,047
SES AI Corp
(e)
15,925 29
Solid Power Inc
(e)
21,738 29
Standard Motor Products Inc 3,179 111
Titan International Inc
(e)
7,787 88
$ 8,458
Banks - 13.12%
1st Source Corp 14,390 656
ACNB Corp 1,200 41
Alerus Financial Corp 2,740 47
Amalgamated Financial Corp 2,538 46
Amerant Bancorp Inc 3,864 70
American National Bankshares Inc 1,575 60
Ameris Bancorp 39,347 1,468
Ames National Corp
(a)
1,267 21
Arrow Financial Corp 2,234 48
Associated Banc-Corp 110,803 1,796
Atlantic Union Bankshares Corp 11,144 321
BancFirst Corp 2,817 228
Bank First Corp
(a)
1,396 110
Bank of Hawaii Corp
(a)
5,775 285
Bank of Marin Bancorp 80,901 1,359
Bank of NT Butterfield & Son Ltd/The 6,936 175
Bank7 Corp 486 10
BankUnited Inc 104,136 2,272
Bankwell Financial Group Inc 809 20
Banner Corp 5,042 213
Bar Harbor Bankshares 2,218 56
BayCom Corp 27,020 535
BCB Bancorp Inc 43,718 450
Blue Foundry Bancorp
(e)
3,514 27
Blue Ridge Bankshares Inc 2,257 7
Bridgewater Bancshares Inc
(e)
53,477 515
Burke & Herbert Financial Services Corp 859 38
Business First Bancshares Inc 3,582 70
Byline Bancorp Inc 3,735 71
C&F Financial Corp
(a)
478 25
Cadence Bank 345,056 7,308
Cambridge Bancorp 18,991 1,020
Camden National Corp 37,651 1,098
Capital Bancorp Inc 1,420 29
Capital City Bank Group Inc 1,239 35
Capstar Financial Holdings Inc 2,854 43
Carter Bankshares Inc
(e)
3,399 38
Cathay General Bancorp 52,945 1,795
Central Pacific Financial Corp 100,307 1,583
Central Valley Community Bancorp 31,470 496
Chemung Financial Corp 453 19
ChoiceOne Financial Services Inc
(a)
1,027 19
Citizens & Northern Corp 2,121 38
Citizens Financial Services Inc 427 21
City Holding Co 2,027 184
Civista Bancshares Inc 30,215 440

Schedule of Investments
SmallCap Value Fund II
October 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
CNB Financial Corp/PA 31,474 $ 572
Codorus Valley Bancorp Inc 1,372 27
Colony Bankcorp Inc 2,213 22
Columbia Banking System Inc 92,800 1,825
Comerica Inc 208,315 8,208
Community Bank System Inc 7,843 313
Community Trust Bancorp Inc 29,678 1,114
ConnectOne Bancorp Inc 114,226 1,861
CrossFirst Bankshares Inc
(e)
49,437 523
Customers Bancorp Inc
(e)
4,278 172
CVB Financial Corp 87,495 1,367
Dime Community Bancshares Inc 76,915 1,415
Eagle Bancorp Inc 96,958 1,889
Eastern Bankshares Inc 22,928 252
Enterprise Bancorp Inc/MA 1,326 35
Enterprise Financial Services Corp 5,344 186
Equity Bancshares Inc 2,175 53
Esquire Financial Holdings Inc 85 4
Evans Bancorp Inc 770 19
Farmers & Merchants Bancorp Inc/Archbold OH 1,773 31
Farmers National Banc Corp 5,496 62
FB Financial Corp 39,969 1,173
Fidelity D&D Bancorp Inc 644 29
Financial Institutions Inc 33,066 524
First Bancorp Inc/The 1,350 32
First BanCorp/Puerto Rico 23,951 320
First Bancorp/Southern Pines NC 5,929 172
First Bancshares Inc/The 4,531 110
First Bank/Hamilton NJ 3,049 34
First Busey Corp 57,047 1,133
First Business Financial Services Inc 16,148 496
First Commonwealth Financial Corp 15,163 185
First Community Bankshares Inc 2,654 87
First Community Corp/SC 948 17
First Financial Bancorp 13,881 257
First Financial Corp/IN 43,897 1,511
First Foundation Inc 81,438 370
First Hawaiian Inc 94,207 1,689
First Internet Bancorp 69,420 1,136
First Interstate BancSystem Inc 53,050 1,224
First Merchants Corp 41,976 1,147
First Mid Bancshares Inc 38,445 1,051
First of Long Island Corp/The 86,988 934
Five Star Bancorp 1,081 21
Fulton Financial Corp 24,072 313
FVCBankcorp Inc
(e)
2,232 24
German American Bancorp Inc 4,202 115
Glacier Bancorp Inc 16,427 496
Great Southern Bancorp Inc 16,794 835
Guaranty Bancshares Inc/TX 1,202 34
Hancock Whitney Corp 12,789 440
Hanmi Financial Corp 126,913 1,863
HarborOne Bancorp Inc 6,248 61
HBT Financial Inc 1,975 36
Heartland Financial USA Inc 23,094 632
Heritage Commerce Corp 8,852 72
Heritage Financial Corp/WA 36,133 588
Hilltop Holdings Inc 60,447 1,670
Home BancShares Inc/AR 28,085 574
HomeStreet Inc 124,509 602
Hope Bancorp Inc 243,201 2,131
Horizon Bancorp Inc/IN 150,519 1,429
Independent Bank Corp 6,526 318
Independent Bank Corp/MI 76,500 1,526
Independent Bank Group Inc 31,728 1,121
International Bancshares Corp 7,911 347
Investar Holding Corp 43,200 410
John Marshall Bancorp Inc 1,698 31
Kearny Financial Corp/MD 147,715 1,025
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Lakeland Bancorp Inc 115,761 $ 1,305
Lakeland Financial Corp 3,419 168
LCNB Corp 1,555 22
Live Oak Bancshares Inc 65,619 1,893
Luther Burbank Corp 57,118 465
Macatawa Bank Corp 3,615 33
MainStreet Bancshares Inc 1,024 20
Mercantile Bank Corp 30,159 994
Merchants Bancorp/IN 38,508 1,151
Metrocity Bankshares Inc 2,749 55
Metropolitan Bank Holding Corp
(e)
1,446 47
Mid Penn Bancorp Inc 2,021 39
Middlefield Banc Corp 1,156 29
Midland States Bancorp Inc 52,388 1,143
MidWestOne Financial Group Inc 24,687 492
MVB Financial Corp 1,458 29
National Bank Holdings Corp 5,490 171
National Bankshares Inc
(a)
850 20
NBT Bancorp Inc 6,229 208
NewtekOne Inc
(a)
3,575 50
Nicolet Bankshares Inc 1,896 138
Northeast Bank 14,621 698
Northeast Community Bancorp Inc 41,123 627
Northrim BanCorp Inc 26,793 1,118
Norwood Financial Corp 1,086 28
Oak Valley Bancorp 990 25
OFG Bancorp 6,937 205
Old National Bancorp/IN 340,201 4,661
Old Second Bancorp Inc 6,398 87
Orange County Bancorp Inc 706 31
Origin Bancorp Inc 4,361 129
Orrstown Financial Services Inc 1,420 30
PacWest Bancorp 275,038 1,948
Park National Corp 2,131 216
Parke Bancorp Inc 28,138 474
Pathward Financial Inc 2,646 120
PCB Bancorp 33,105 509
Peapack-Gladstone Financial Corp 2,461 58
Penns Woods Bancorp Inc 1,008 21
Peoples Bancorp Inc/OH 5,051 139
Peoples Financial Services Corp 994 39
Pioneer Bancorp Inc/NY
(e)
1,623 13
Plumas Bancorp 701 24
Ponce Financial Group Inc
(e)
3,010 23
Popular Inc 36,800 2,393
Preferred Bank/Los Angeles CA 26,194 1,561
Premier Financial Corp 101,864 1,767
Primis Financial Corp 66,163 619
Princeton Bancorp Inc 747 22
Prosperity Bancshares Inc 104,705 5,711
QCR Holdings Inc 2,428 115
RBB Bancorp 43,513 503
Red River Bancshares Inc 665 31
Renasant Corp 8,143 199
Republic Bancorp Inc/KY 1,237 55
S&T Bancorp Inc 5,796 149
Sandy Spring Bancorp Inc 91,428 1,870
Seacoast Banking Corp of Florida 12,488 252
ServisFirst Bancshares Inc 4,967 234
Shore Bancshares Inc 51,972 533
Sierra Bancorp 30,999 545
Simmons First National Corp 109,092 1,551
SmartFinancial Inc 2,394 50
South Plains Financial Inc 1,712 46
Southern First Bancshares Inc
(e)
21,274 575
Southern States Bancshares Inc 1,104 26
Southside Bancshares Inc 4,397 117
SouthState Corp 11,223 742
Stellar Bancorp Inc 6,852 149

Schedule of Investments
SmallCap Value Fund II
October 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Sterling Bancorp Inc/MI
(e)
3,032 $ 17
Stock Yards Bancorp Inc 437 17
Summit Financial Group Inc 1,582 34
Synovus Financial Corp 16,600 433
Texas Capital Bancshares Inc
(e)
32,670 1,799
Third Coast Bancshares Inc
(e)
1,707 26
Tompkins Financial Corp 2,041 102
Towne Bank/Portsmouth VA 51,902 1,243
TriCo Bancshares 4,641 150
Triumph Financial Inc
(e)
3,273 204
TrustCo Bank Corp NY 49,835 1,273
Trustmark Corp 9,036 182
UMB Financial Corp 6,539 410
United Bankshares Inc/WV 167,738 4,770
United Community Banks Inc/GA 26,228 579
Unity Bancorp Inc 973 23
Univest Financial Corp 57,574 959
USCB Financial Holdings Inc
(e)
1,407 15
Valley National Bancorp 236,078 1,837
Veritex Holdings Inc 63,600 1,095
Virginia National Bankshares Corp 695 21
Walker & Dunlop Inc 4,703 305
Washington Trust Bancorp Inc 58,753 1,362
WesBanco Inc 8,571 209
West BanCorp Inc 2,299 38
Westamerica BanCorp 2,674 126
Western Alliance Bancorp 242,765 9,978
Wintrust Financial Corp 13,000 971
Zions Bancorp NA 329,020 10,150
$ 153,339
Beverages - 0.03%
BRC Inc
(a),(e)
307 1
Duckhorn Portfolio Inc/The
(e)
5,273 55
Primo Water Corp 19,943 261
Zevia PBC
(e)
1,129 2
$ 319
Biotechnology - 0.63%
2seventy bio Inc
(e)
7,062 17
4D Molecular Therapeutics Inc
(e)
5,297 57
Aadi Bioscience Inc
(e)
2,258 10
Achillion Pharamceuticals Inc
(e),(f)
8,433 4
Acrivon Therapeutics Inc
(e)
1,208 6
Actinium Pharmaceuticals Inc
(e)
145 1
Adicet Bio Inc
(e)
3,399 5
ADMA Biologics Inc
(e)
14,661 50
Agenus Inc
(e)
43,659 35
Allakos Inc
(e)
8,821 17
Allogene Therapeutics Inc
(e)
12,091 34
Allovir Inc
(e)
7,099 11
Alpine Immune Sciences Inc
(e)
2,068 21
Altimmune Inc
(e)
6,313 15
ALX Oncology Holdings Inc
(a),(e)
3,014 22
AnaptysBio Inc
(e)
366 6
ANI Pharmaceuticals Inc
(e)
469 29
Annexon Inc
(e)
6,364 14
Apogee Therapeutics Inc
(a),(e)
1,477 25
Arbutus Biopharma Corp
(e)
6,580 12
Arcturus Therapeutics Holdings Inc
(e)
3,193 61
Arcus Biosciences Inc
(e)
5,497 86
Ardelyx Inc
(e)
10,318 41
ARS Pharmaceuticals Inc
(e)
2,418 9
Astria Therapeutics Inc
(e)
329 2
Atara Biotherapeutics Inc
(e)
12,726 16
Atea Pharmaceuticals Inc
(e)
10,599 34
Aura Biosciences Inc
(e)
3,873 32
Avidity Biosciences Inc
(e)
10,482 54
Beam Therapeutics Inc
(e)
985 21
BioAtla Inc
(e)
6,169 9
BioCryst Pharmaceuticals Inc
(e)
6,932 38
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Biohaven Ltd
(e)
8,649 $ 229
Bluebird Bio Inc
(a),(e)
15,747 47
Bridgebio Pharma Inc
(e)
5,192 135
Cabaletta Bio Inc
(a),(e)
519 7
Cara Therapeutics Inc
(e)
6,521 8
Caribou Biosciences Inc
(e)
11,001 40
Carisma Therapeutics Inc 3,409 10
Celcuity Inc
(e)
2,567 27
Celldex Therapeutics Inc
(e)
5,141 121
Century Therapeutics Inc
(e)
2,361 4
Chinook Therapeutics Inc - Contingent Value Rights
(e),(f)
4,587 2
Cogent Biosciences Inc
(e)
5,491 45
Compass Therapeutics Inc
(e)
10,882 20
Crinetics Pharmaceuticals Inc
(e)
7,932 232
Cullinan Oncology Inc
(e)
3,364 31
Cytokinetics Inc
(e)
974 34
Day One Biopharmaceuticals Inc
(e)
755 9
Deciphera Pharmaceuticals Inc
(e)
5,093 61
Design Therapeutics Inc
(e)
4,567 9
Disc Medicine Inc
(e)
50 2
Dynavax Technologies Corp
(e)
2,930 42
Dyne Therapeutics Inc
(e)
4,262 30
Edgewise Therapeutics Inc
(e)
6,020 39
Editas Medicine Inc
(e)
12,111 81
Emergent BioSolutions Inc
(e)
482,786 1,009
Entrada Therapeutics Inc
(e)
3,024 48
EQRx Inc
(e)
47,134 103
Erasca Inc
(e)
10,905 25
EyePoint Pharmaceuticals Inc
(e)
1,651 10
Fate Therapeutics Inc
(e)
11,893 22
FibroGen Inc
(e)
13,377 7
Forafric Global PLC
(e)
552 6
Genelux Corp
(e)
1,921 28
Generation Bio Co
(e)
6,663 6
Geron Corp
(e)
17,046 32
Graphite Bio Inc
(e)
4,123 10
HilleVax Inc
(e)
2,297 25
Humacyte Inc
(e)
824 2
Icosavax Inc
(e)
3,733 23
Ideaya Biosciences Inc
(e)
2,907 79
IGM Biosciences Inc
(a),(e)
1,659 7
Ikena Oncology Inc
(e)
3,461 14
ImmunityBio Inc
(a),(e)
1,957 6
ImmunoGen Inc
(e)
14,751 219
Inhibrx Inc
(e)
1,653 26
Innoviva Inc
(e)
7,950 99
Inozyme Pharma Inc
(e)
4,980 15
Intellia Therapeutics Inc
(e)
11,113 278
Iovance Biotherapeutics Inc
(e)
33,733 129
iTeos Therapeutics Inc
(e)
3,499 35
Janux Therapeutics Inc
(a),(e)
2,384 15
Kezar Life Sciences Inc
(e)
9,954 7
Kiniksa Pharmaceuticals Ltd
(e)
4,683 71
Kodiak Sciences Inc
(e)
3,542 5
Larimar Therapeutics Inc
(e)
3,574 11
Lexicon Pharmaceuticals Inc
(a),(e)
5,420 7
Ligand Pharmaceuticals Inc
(e)
2,091 109
Liquidia Corp
(e)
1,942 13
MacroGenics Inc
(e)
5,758 30
MeiraGTx Holdings plc
(e)
914 4
Mersana Therapeutics Inc
(e)
6,039 7
Mineralys Therapeutics Inc
(e)
1,331 10
Monte Rosa Therapeutics Inc
(e)
4,487 15
Myriad Genetics Inc
(e)
11,961 186
NeoGenomics Inc
(e)
17,196 241
NGM Biopharmaceuticals Inc
(e)
4,626 4
Nkarta Inc
(e)
3,211 7
Novavax Inc
(a),(e)
2,028 14

Schedule of Investments
SmallCap Value Fund II
October 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Nurix Therapeutics Inc
(e)
7,002 $ 39
Nuvation Bio Inc
(e)
20,451 20
Ocean Biomedical Inc
(e)
919 2
Olema Pharmaceuticals Inc
(e)
3,950 53
Omeros Corp
(a),(e)
4,605 6
OmniAb Operations Inc
(e)
476 —
OmniAb Operations Inc
(e)
476 —
Organogenesis Holdings Inc
(e)
9,126 20
Ovid therapeutics Inc
(e)
8,774 31
PepGen Inc
(e)
814 4
Phathom Pharmaceuticals Inc
(a),(e)
3,201 30
Point Biopharma Global Inc
(e)
13,400 170
Poseida Therapeutics Inc
(e)
10,000 20
Precigen Inc
(e)
18,257 21
Prelude Therapeutics Inc
(e)
1,980 3
ProKidney Corp
(e)
4,671 8
Protalix BioTherapeutics Inc
(e)
9,253 15
PTC Therapeutics Inc
(e)
2,074 39
Rain Oncology Inc
(e)
1,353 1
Rallybio Corp
(e)
4,498 19
RAPT Therapeutics Inc
(e)
932 12
Recursion Pharmaceuticals Inc
(e)
20,180 107
REGENXBIO Inc
(e)
6,068 78
Relay Therapeutics Inc
(e)
13,370 88
Replimune Group Inc
(e)
6,113 89
Rigel Pharmaceuticals Inc
(e)
3,304 3
Rocket Pharmaceuticals Inc
(e)
903 16
Sage Therapeutics Inc
(e)
490 9
Sana Biotechnology Inc
(e)
12,794 38
Sangamo Therapeutics Inc
(e)
18,430 12
Savara Inc
(e)
11,806 43
Scholar Rock Holding Corp
(e)
6,049 71
Scilex Holding Co
(e)
3,201 6
Seer Inc
(e)
8,627 14
Selecta Biosciences Inc
(e)
12,004 15
Stoke Therapeutics Inc
(e)
3,671 14
Sutro Biopharma Inc
(e)
8,449 23
Syndax Pharmaceuticals Inc
(e)
1,618 23
Tango Therapeutics Inc
(a),(e)
6,569 55
Tarsus Pharmaceuticals Inc
(a),(e)
3,533 50
Tenaya Therapeutics Inc
(e)
6,080 11
Terns Pharmaceuticals Inc
(e)
2,143 11
Theravance Biopharma Inc
(e)
8,312 79
Theseus Pharmaceuticals Inc
(e)
2,147 5
Third Harmonic Bio Inc
(e)
2,493 16
Travere Therapeutics Inc
(e)
782 5
Turnstone Biologics Corp
(e)
546 2
Twist Bioscience Corp
(e)
8,449 133
Tyra Biosciences Inc
(a),(e)
1,153 13
UroGen Pharma Ltd
(e)
376 4
Vera Therapeutics Inc
(a),(e)
2,481 26
Veracyte Inc
(e)
10,782 223
Verve Therapeutics Inc
(e)
7,537 91
Vigil Neuroscience Inc
(e)
2,237 16
Vir Biotechnology Inc
(e)
11,775 93
Viridian Therapeutics Inc
(e)
1,322 17
Vor BioPharma Inc
(e)
5,253 10
WaVe Life Sciences Ltd
(e)
8,700 47
X4 Pharmaceuticals Inc
(e)
9,058 7
Xencor Inc
(e)
3,959 69
XOMA Corp
(e)
1,023 19
Zevra Therapeutics Inc
(a),(e)
5,006 22
Zura Bio Ltd
(e)
1,650 8
Zymeworks Inc
(e)
7,926 56
$ 7,328
Building Materials - 0.73%
AAON Inc 48,940 2,666
American Woodmark Corp
(e)
2,280 153
Apogee Enterprises Inc 2,015 87
COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
Armstrong World Industries Inc 21,600 $ 1,639
Aspen Aerogels Inc
(e)
7,183 56
Boise Cascade Co 5,866 550
Gibraltar Industries Inc
(e)
1,993 121
Griffon Corp 2,665 106
JELD-WEN Holding Inc
(e)
86,818 984
Knife River Corp
(e)
8,342 420
LSI Industries Inc 878 13
Masterbrand Inc
(e)
19,192 213
Modine Manufacturing Co
(e)
2,728 108
SmartRent Inc
(e)
27,239 66
SPX Technologies Inc
(e)
1,160 93
Summit Materials Inc
(e)
17,596 579
UFP Industries Inc 7,506 714
$ 8,568
Chemicals - 4.17%
AdvanSix Inc 53,062 1,462
American Vanguard Corp 3,156 30
Avient Corp 13,325 421
Axalta Coating Systems Ltd
(e)
256,275 6,722
Cabot Corp 18,000 1,197
Chemours Co/The 290,180 6,996
Codexis Inc
(e)
8,129 14
Danimer Scientific Inc
(a),(e)
12,913 18
Ecovyst Inc
(e)
231,786 2,132
Element Solutions Inc 939,420 17,126
Hawkins Inc 10,500 603
HB Fuller Co 846 56
Ingevity Corp
(e)
42,600 1,716
Innospec Inc 15,817 1,550
Intrepid Potash Inc
(e)
1,577 31
Koppers Holdings Inc 3,032 111
Kronos Worldwide Inc 3,249 22
Mativ Holdings Inc 245,274 3,213
Minerals Technologies Inc 43,493 2,351
NewMarket Corp 1,600 771
Oil-Dri Corp of America 505 29
Origin Materials Inc
(e)
16,308 16
Perimeter Solutions SA
(e)
23,174 74
Rayonier Advanced Materials Inc
(e)
8,960 25
Rogers Corp
(e)
681 84
Stepan Co 2,791 209
Terawulf Inc
(e)
18,907 21
Trinseo PLC 242,105 1,499
Tronox Holdings PLC 17,336 185
Valhi Inc
(a)
229 3
$ 48,687
Coal - 0.20%
Alpha Metallurgical Resources Inc 1,711 377
Arch Resources Inc 2,695 407
CONSOL Energy Inc 4,940 454
Hallador Energy Co
(e)
3,361 47
NACCO Industries Inc 559 19
Peabody Energy Corp 18,446 435
Ramaco Resources Inc - A Shares 3,319 39
Ramaco Resources Inc - B Shares 477 6
SunCoke Energy Inc 12,535 119
Warrior Met Coal Inc 7,618 371
$ 2,274
Commercial Services - 4.11%
2U Inc
(e)
10,566 22
Aaron's Co Inc/The 148,557 1,101
ABM Industries Inc 59,154 2,327
Acacia Research Corp
(e)
5,593 20
Adtalem Global Education Inc
(e)
57,427 2,975
AirSculpt Technologies Inc
(e)
131 1
Alight Inc
(e)
58,809 390
AMN Healthcare Services Inc
(e)
45,320 3,438
API Group Corp
(e)
10,183 263

Schedule of Investments
SmallCap Value Fund II
October 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Arlo Technologies Inc
(e)
1,397 $ 12
Bakkt Holdings Inc
(a),(e)
9,718 10
Barrett Business Services Inc 52 5
BGSF Inc 30,900 286
BrightView Holdings Inc
(e)
6,203 42
Brink's Co/The 32,100 2,146
Cass Information Systems Inc 174 7
Chegg Inc
(e)
2,364 18
Cimpress PLC
(e)
1,107 66
Cipher Mining Inc
(a),(e)
5,390 18
Cleanspark Inc
(e)
14,259 58
CompoSecure Inc
(e)
101 1
CoreCivic Inc
(e)
16,835 214
CPI Card Group Inc
(e)
56,200 930
Cross Country Healthcare Inc
(e)
4,329 100
Deluxe Corp 6,409 109
Distribution Solutions Group Inc
(e)
116 4
Emerald Holding Inc
(a),(e)
154,597 769
Ennis Inc 52,961 1,131
Euronet Worldwide Inc
(e)
5,000 384
European Wax Center Inc
(e)
175 3
First Advantage Corp 7,390 96
FiscalNote Holdings Inc
(e)
6,922 9
GEO Group Inc/The
(e)
17,793 156
Graham Holdings Co 2,428 1,406
Green Dot Corp
(e)
6,908 77
Hackett Group Inc/The 258 6
Healthcare Services Group Inc 141,004 1,340
Heidrick & Struggles International Inc 78,978 1,922
Information Services Group Inc 2,370 10
John Wiley & Sons Inc 6,285 190
Kelly Services Inc 90,958 1,623
Kforce Inc 154,725 9,445
Korn Ferry 50,248 2,288
Laureate Education Inc 3,009 43
Lincoln Educational Services Corp
(e)
3,485 30
LiveRamp Holdings Inc
(e)
9,696 268
ManpowerGroup Inc 27,800 1,945
MarketWise Inc 3,363 7
Marqeta Inc
(e)
62,823 325
Matthews International Corp 3,216 114
Medifast Inc 25,900 1,791
Monro Inc 4,653 115
Multiplan Corp
(e)
57,674 97
Paysafe Ltd
(e)
4,845 47
Perdoceo Education Corp 9,971 180
Performant Financial Corp
(e)
1,798 4
PROG Holdings Inc
(e)
5,577 153
Quad/Graphics Inc
(e)
93,649 458
RCM Technologies Inc
(e)
28,400 563
Rent the Runway Inc
(e)
4,797 3
Repay Holdings Corp
(e)
12,040 72
Resources Connection Inc 140,389 1,891
Riot Platforms Inc
(e)
7,596 74
Sabre Corp
(e)
36,574 128
Sterling Check Corp
(a),(e)
4,330 48
StoneCo Ltd
(e)
16,938 168
Strategic Education Inc 3,351 276
Textainer Group Holdings Ltd 6,194 304
TrueBlue Inc
(e)
144,844 1,603
Universal Technical Institute Inc
(e)
3,966 35
Upbound Group Inc 472 12
V2X Inc
(e)
34,413 1,758
Willdan Group Inc
(e)
1,793 32
WW International Inc
(e)
8,040 63
$ 48,025
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 2.77%
3D Systems Corp
(e)
18,872 $ 70
ASGN Inc
(e)
105,283 8,787
Cantaloupe Inc
(e)
2,365 16
Conduent Inc
(e)
25,470 81
Desktop Metal Inc
(a),(e)
41,466 36
Grid Dynamics Holdings Inc
(e)
1,379 14
Insight Enterprises Inc
(e)
128,740 18,448
Mitek Systems Inc
(e)
284 3
NCR Atleos Corp
(e)
40,550 895
NCR Voyix Corp
(e)
81,100 1,240
NetScout Systems Inc
(e)
10,121 221
NextNav Inc
(e)
429 2
OneSpan Inc
(e)
319 2
PAR Technology Corp
(a),(e)
3,617 106
Parsons Corp
(e)
3,300 187
System1 Inc
(e)
2,628 3
Telos Corp
(e)
428,400 994
Tingo Group Inc
(e)
17,970 14
TTEC Holdings Inc 57,300 1,179
Unisys Corp
(e)
9,339 26
Vuzix Corp
(a),(e)
8,294 27
$ 32,351
Consumer Products - 0 .30%
ACCO Brands Corp 308,942 1,563
Central Garden & Pet Co
(e)
27,596 1,204
Central Garden & Pet Co - A Shares
(e)
5,798 230
Helen of Troy Ltd
(e)
3,565 351
Quanex Building Products Corp 4,927 132
$ 3,480
Cosmetics & Personal Care - 0.45%
Coty Inc
(e)
375,700 3,520
Edgewell Personal Care Co 49,644 1,732
Waldencast plc
(a),(e)
5,028 39
$ 5,291
Distribution & Wholesale - 2.23%
A-Mark Precious Metals Inc 2,693 73
Core & Main Inc
(e)
349,445 10,511
EVI Industries Inc 82 2
G-III Apparel Group Ltd
(e)
81,101 2,072
Global Industrial Co 15,649 500
Hudson Technologies Inc
(e)
5,473 71
MRC Global Inc
(e)
57,224 601
OPENLANE Inc
(e)
15,987 215
Resideo Technologies Inc
(e)
94,711 1,371
Rush Enterprises Inc - Class A 226,731 8,068
Rush Enterprises Inc - Class B
(a)
1,345 54
ScanSource Inc
(e)
38,041 1,156
ThredUp Inc
(e)
7,951 26
Titan Machinery Inc
(e)
38,388 954
Veritiv Corp 1,930 327
VSE Corp 1,901 102
$ 26,103
Diversified Financial Services - 3.91%
Artisan Partners Asset Management Inc 160,563 5,299
Atlanticus Holdings Corp
(e)
565 16
Avantax Inc
(e)
617 16
BGC Group Inc 24,289 142
Bit Digital Inc
(a),(e)
8,051 17
Bread Financial Holdings Inc 74,505 2,014
Brightsphere Investment Group Inc 2,991 47
Cboe Global Markets Inc 47,985 7,864
Columbia Financial Inc
(e)
2,485 40
Consumer Portfolio Services Inc
(e)
1,016 9
Diamond Hill Investment Group Inc 6,500 1,021
Enact Holdings Inc 86,085 2,372
Encore Capital Group Inc
(e)
3,422 129
Enova International Inc
(e)
4,479 179
Evercore Inc - Class A 14,600 1,901
Federal Agricultural Mortgage Corp 1,123 167

Schedule of Investments
SmallCap Value Fund II
October 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Federated Hermes Inc 57,900 $ 1,835
Finance Of America Cos Inc
(e)
7,452 8
First Western Financial Inc
(e)
1,179 16
Forge Global Holdings Inc
(e)
15,415 39
GCM Grosvenor Inc 480 4
Hamilton Lane Inc 2,221 187
Hannon Armstrong Sustainable Infrastructure
Capital Inc
14,163 243
Janus Henderson Group PLC 80,700 1,862
LendingClub Corp
(e)
15,761 82
LendingTree Inc
(e)
1,030 14
Moelis & Co 139,548 5,811
Mr Cooper Group Inc
(e)
9,654 546
Navient Corp 142,261 2,263
Nelnet Inc 2,165 183
Ocwen Financial Corp
(e)
945 23
OppFi Inc
(e)
1,305 3
Pagseguro Digital Ltd
(e)
11,510 81
PennyMac Financial Services Inc 3,541 238
Perella Weinberg Partners 164,000 1,609
Piper Sandler Cos 445 62
PRA Group Inc
(e)
5,756 71
Radian Group Inc 112,870 2,860
Regional Management Corp 999 25
Sculptor Capital Management Inc 1,385 17
Security National Financial Corp
(e)
1,738 12
SLM Corp 146,200 1,900
StoneX Group Inc
(e)
2,364 225
SWK Holdings Corp
(e)
554 9
Velocity Financial Inc
(e)
1,217 14
Victory Capital Holdings Inc 379 11
Virtu Financial Inc 115,100 2,128
Virtus Investment Partners Inc 10,989 2,025
World Acceptance Corp
(e)
564 56
$ 45,695
Electric - 1.43%
ALLETE Inc 43,248 2,315
Altus Power Inc
(e)
9,289 49
Avista Corp 71,084 2,253
Black Hills Corp 47,226 2,283
Genie Energy Ltd 1,200 24
MGE Energy Inc 2,659 190
Northwestern Energy Group Inc 48,776 2,342
Ormat Technologies Inc 2,841 175
Otter Tail Corp 30,479 2,345
PNM Resources Inc 55,349 2,339
Portland General Electric Co 58,913 2,358
Unitil Corp 1,621 74
$ 16,747
Electrical Components & Equipment - 0.45%
Belden Inc 23,805 1,687
Blink Charging Co
(a),(e)
3,543 8
Encore Wire Corp 2,359 422
Energizer Holdings Inc 48,000 1,516
EnerSys 397 34
ESS Tech Inc
(e)
11,653 14
Insteel Industries Inc 52,119 1,455
nLight Inc
(e)
6,562 55
Powell Industries Inc 1,371 105
$ 5,296
Electronics - 2.62%
Advanced Energy Industries Inc 88,615 7,732
Atmus Filtration Technologies Inc
(a),(e)
95,473 1,791
Avnet Inc 47,700 2,210
Bel Fuse Inc 1,379 75
Benchmark Electronics Inc 25,285 612
Brady Corp 32,000 1,647
Coherent Corp
(e)
46,900 1,388
Comtech Telecommunications Corp 4,014 49
COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics (continued)
ESCO Technologies Inc 1,612 $ 157
Evolv Technologies Holdings Inc
(e)
13,617 58
FARO Technologies Inc
(e)
2,413 31
GoPro Inc
(e)
19,410 49
Itron Inc
(e)
39,089 2,239
Kimball Electronics Inc
(e)
57,853 1,516
Knowles Corp
(e)
13,321 173
Mirion Technologies Inc
(e)
29,620 205
NVE Corp 56 4
Plexus Corp
(e)
21,539 2,117
Sanmina Corp
(e)
45,475 2,313
Stoneridge Inc
(e)
3,235 53
TTM Technologies Inc
(e)
171,439 1,970
Turtle Beach Corp
(e)
2,302 19
Vishay Intertechnology Inc 101,067 2,248
Vontier Corp 65,600 1,939
$ 30,595
Energy - Alternate Sources - 0.22%
Alto Ingredients Inc
(e)
336,600 1,400
Energy Vault Holdings Inc
(e)
13,759 28
Eneti Inc 3,483 35
Eos Energy Enterprises Inc
(a),(e)
1,140 2
FuelCell Energy Inc
(a),(e)
60,516 66
FutureFuel Corp 3,846 25
Gevo Inc
(e)
32,807 35
Green Plains Inc
(e)
7,137 210
Maxeon Solar Technologies Ltd
(e)
1,350 9
REX American Resources Corp
(e)
16,924 643
Stem Inc
(a),(e)
21,067 71
Sunnova Energy International Inc
(a),(e)
7,729 71
Verde Clean Fuels Inc
(e)
454 2
$ 2,597
Engineering & Construction - 0.49%
908 Devices Inc
(e)
2,806 17
Arcosa Inc 7,161 495
Concrete Pumping Holdings Inc
(e)
1,507 10
Fluor Corp
(e)
57,008 1,898
Granite Construction Inc 5,599 227
Great Lakes Dredge & Dock Corp
(e)
9,729 74
INNOVATE Corp
(e)
6,222 7
Iteris Inc
(e)
2,731 12
Latham Group Inc
(e)
4,964 11
Limbach Holdings Inc
(e)
1,029 31
Mistras Group Inc
(e)
2,902 16
NV5 Global Inc
(e)
180 17
Primoris Services Corp 30,477 916
Southland Holdings Inc
(e)
376 2
Sterling Infrastructure Inc
(e)
521 38
Tutor Perini Corp
(e)
274,810 1,982
$ 5,753
Entertainment - 1.19%
Bally's Corp
(e)
1,823 17
Cinemark Holdings Inc
(e)
2,601 43
Everi Holdings Inc
(e)
4,702 51
International Game Technology PLC 296,798 7,545
Light & Wonder Inc
(e)
7,158 523
Lions Gate Entertainment Corp - A shares
(e)
2,744 22
Lions Gate Entertainment Corp - B shares
(e)
5,551 41
Madison Square Garden Entertainment Corp
(e)
870 26
Red Rock Resorts Inc 114,592 4,532
Reservoir Media Inc
(e)
2,765 15
SeaWorld Entertainment Inc
(e)
10,573 456
Six Flags Entertainment Corp
(e)
25,961 517
Sphere Entertainment Co
(e)
3,904 128
$ 13,916
Environmental Control - 0.02%
CECO Environmental Corp
(e)
4,434 72
Enviri Corp
(e)
11,819 68
Li-Cycle Holdings Corp
(a),(e)
20,411 27

Schedule of Investments
SmallCap Value Fund II
October 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Environmental Control (continued)
PureCycle Technologies Inc
(a),(e)
13,405 $ 60
$ 227
Food - 0.69%
B&G Foods Inc
(a)
109,748 886
Cal-Maine Foods Inc 12,636 572
Hain Celestial Group Inc/The
(e)
13,250 147
HF Foods Group Inc
(e)
5,925 24
Hostess Brands Inc
(e)
15,926 532
Ingles Markets Inc 2,092 168
Krispy Kreme Inc
(a)
8,841 114
Mission Produce Inc
(e)
6,197 58
Nathan's Famous Inc 27 2
Natural Grocers by Vitamin Cottage Inc 48,399 608
Performance Food Group Co
(e)
73,510 4,246
Seneca Foods Corp - Class A
(e)
772 42
SpartanNash Co 5,082 114
SunOpta Inc
(e)
520 2
TreeHouse Foods Inc
(e)
6,667 278
United Natural Foods Inc
(e)
8,620 126
Village Super Market Inc 1,297 32
Weis Markets Inc 2,427 158
$ 8,109
Forest Products & Paper - 0.26%
Glatfelter Corp
(e)
6,172 11
Mercer International Inc 260,200 2,066
Sylvamo Corp 22,300 988
$ 3,065
Gas - 1.60%
Brookfield Infrastructure Corp 15,737 405
Chesapeake Utilities Corp 939 83
New Jersey Resources Corp 6,814 277
Northwest Natural Holding Co 56,289 2,066
ONE Gas Inc 35,643 2,153
RGC Resources Inc 977 15
Southwest Gas Holdings Inc 41,211 2,415
Spire Inc 203,308 11,311
$ 18,725
Hand & Machine Tools - 0.61%
Enerpac Tool Group Corp 48,300 1,367
Franklin Electric Co Inc 62,455 5,416
Kennametal Inc 11,960 276
Luxfer Holdings PLC 4,102 34
$ 7,093
Healthcare - Products - 1.14%
Accuray Inc
(e)
513 1
Adaptive Biotechnologies Corp
(e)
4,111 18
Alphatec Holdings Inc
(e)
6,982 64
AngioDynamics Inc
(e)
5,320 33
Artivion Inc
(e)
4,981 63
AtriCure Inc
(e)
1,920 67
Avanos Medical Inc
(e)
6,883 126
Avantor Inc
(e)
270,220 4,710
BioLife Solutions Inc
(e)
322 3
Butterfly Network Inc
(a),(e)
19,580 17
CareDx Inc
(e)
7,729 42
Castle Biosciences Inc
(e)
2,248 35
ClearPoint Neuro Inc
(e)
149 1
Cutera Inc
(e)
2,234 7
CVRx Inc
(e)
149 2
Embecta Corp 7,667 116
Globus Medical Inc
(e)
120,010 5,486
Inari Medical Inc
(e)
551 33
Inogen Inc
(e)
2,981 13
Integer Holdings Corp
(e)
4,907 398
LivaNova PLC
(e)
7,489 367
MaxCyte Inc
(e)
11,410 34
MiMedx Group Inc
(e)
16,952 111
NanoString Technologies Inc
(e)
571 1
Nautilus Biotechnology Inc
(e)
7,428 19
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Neogen Corp
(e)
32,064 $ 477
Nevro Corp
(e)
3,506 51
OmniAb Inc
(e)
13,807 63
Omnicell Inc
(e)
3,342 119
OraSure Technologies Inc
(e)
10,807 56
Orthofix Medical Inc
(e)
5,188 57
OrthoPediatrics Corp
(e)
275 7
Pacific Biosciences of California Inc
(e)
16,859 104
Patterson Cos Inc 9,927 302
Pulse Biosciences Inc
(e)
1,274 6
Quanterix Corp
(e)
4,356 95
Quantum-Si Inc
(a),(e)
13,881 17
SomaLogic Inc
(e)
22,353 50
Utah Medical Products Inc 26 2
Varex Imaging Corp
(e)
5,841 105
Vicarious Surgical Inc
(e)
3,926 2
Zimvie Inc
(e)
3,646 26
$ 13,306
Healthcare - Services - 1.10%
23andMe Holding Co
(e)
36,469 31
Acadia Healthcare Co Inc
(e)
56,910 4,183
Accolade Inc
(e)
392 3
Addus HomeCare Corp
(e)
1,238 98
Agiliti Inc
(e)
394 2
Amedisys Inc
(e)
60,170 5,505
American Well Corp
(e)
34,397 40
Aveanna Healthcare Holdings Inc
(e)
4,101 6
Brookdale Senior Living Inc
(e)
27,427 107
Cano Health Inc
(e)
32,531 4
CareMax Inc
(e)
11,058 22
Community Health Systems Inc
(e)
18,779 40
Enhabit Inc
(e)
7,481 55
Fulgent Genetics Inc
(e)
3,075 74
Invitae Corp
(a),(e)
3,795 2
LifeStance Health Group Inc
(e)
7,194 42
Nano-X Imaging Ltd
(a),(e)
6,269 32
National HealthCare Corp 17,039 1,148
OPKO Health Inc
(e)
59,566 74
Oscar Health Inc
(e)
21,115 108
Pediatrix Medical Group Inc
(e)
12,469 143
Select Medical Holdings Corp 48,900 1,112
Surgery Partners Inc
(e)
872 20
$ 12,851
Home Builders - 2.34%
Beazer Homes USA Inc
(e)
4,406 107
Century Communities Inc 24,153 1,486
Dream Finders Homes Inc
(e)
2,178 43
Forestar Group Inc
(e)
2,758 65
Green Brick Partners Inc
(e)
12,503 484
Hovnanian Enterprises Inc
(e)
731 51
Installed Building Products Inc 77,020 8,601
KB Home 34,976 1,546
Landsea Homes Corp
(e)
1,723 13
LCI Industries 2,287 248
LGI Homes Inc
(e)
2,852 270
M/I Homes Inc
(e)
21,378 1,754
MDC Holdings Inc 8,646 328
Meritage Homes Corp 13,581 1,548
Skyline Champion Corp
(e)
128,364 7,526
Taylor Morrison Home Corp
(e)
42,089 1,613
Tri Pointe Homes Inc
(e)
53,740 1,347
United Homes Group Inc
(e)
651 4
Winnebago Industries Inc 4,339 251
$ 27,285
Home Furnishings - 0.29%
Daktronics Inc
(e)
5,594 54
Ethan Allen Interiors Inc 3,442 90
Hooker Furnishings Corp 1,499 25
iRobot Corp
(e)
359 12

Schedule of Investments
SmallCap Value Fund II
October 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Home Furnishings (continued)
MillerKnoll Inc 113,064 $ 2,657
Purple Innovation Inc 7,936 8
Sleep Number Corp
(e)
24,535 399
Snap One Holdings Corp
(e)
2,437 18
Traeger Inc
(e)
4,949 13
Vizio Holding Corp
(e)
876 4
VOXX International Corp
(e)
1,474 14
Xperi Inc
(e)
6,298 54
$ 3,348
Insurance - 4.86%
Ambac Financial Group Inc
(e)
84,584 1,026
American Coastal Insurance Corp
(a),(e)
2,886 22
American Equity Investment Life Holding Co 11,460 607
AMERISAFE Inc 1,334 68
Argo Group International Holdings Ltd 4,709 141
Assured Guaranty Ltd 24,600 1,535
Axis Capital Holdings Ltd 26,500 1,513
Brighthouse Financial Inc
(e)
22,800 1,033
CNO Financial Group Inc 105,718 2,451
Donegal Group Inc 2,148 30
eHealth Inc
(e)
2,529 22
Employers Holdings Inc 57,810 2,197
Enstar Group Ltd
(e)
9,927 2,352
Essent Group Ltd 56,898 2,688
F&G Annuities & Life Inc 2,659 82
Fidelis Insurance Holdings Ltd
(e)
1,586 22
First American Financial Corp 204,020 10,495
Genworth Financial Inc
(e)
70,184 420
GoHealth Inc
(e)
414 6
Greenlight Capital Re Ltd
(e)
3,742 42
Hanover Insurance Group Inc/The 9,800 1,149
Hippo Holdings Inc
(e)
1,457 10
Horace Mann Educators Corp 74,202 2,354
Investors Title Co 145 21
Jackson Financial Inc 12,204 448
James River Group Holdings Ltd 5,563 77
Kemper Corp 46,400 1,850
Lemonade Inc
(a),(e)
6,288 69
Lincoln National Corp 39,800 866
Maiden Holdings Ltd
(e)
13,358 22
MBIA Inc
(e)
7,249 50
Mercury General Corp 36,312 1,121
MGIC Investment Corp 88,900 1,497
National Western Life Group Inc 335 160
NI Holdings Inc
(e)
1,147 15
NMI Holdings Inc
(e)
82,000 2,242
ProAssurance Corp 75,028 1,275
Safety Insurance Group Inc 16,337 1,228
Selective Insurance Group Inc 91,685 9,545
Selectquote Inc
(e)
18,049 24
SiriusPoint Ltd
(e)
162,537 1,601
Skyward Specialty Insurance Group Inc
(e)
2,543 72
Stewart Information Services Corp 51,242 2,238
Tiptree Inc 2,472 37
United Fire Group Inc 3,161 64
Universal Insurance Holdings Inc 2,803 44
White Mountains Insurance Group Ltd 1,400 2,003
$ 56,834
Internet - 0.34%
1-800-Flowers.com Inc
(e)
3,630 27
Allbirds Inc
(e)
12,147 10
BARK Inc
(e)
18,618 20
Blade Air Mobility Inc
(e)
8,745 19
Bumble Inc
(e)
15,048 202
Cogent Communications Holdings Inc 2,386 155
ContextLogic Inc
(a),(e)
3,128 12
DHI Group Inc
(e)
5,567 15
ePlus Inc
(e)
29,225 1,827
Eventbrite Inc
(e)
1,092 9
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
EverQuote Inc
(e)
181 $ 2
Figs Inc
(e)
2,083 11
fuboTV Inc
(e)
41,665 101
HealthStream Inc 2,051 52
Lands' End Inc
(e)
2,064 13
Liquidity Services Inc
(e)
1,256 24
Magnite Inc
(e)
11,437 76
MediaAlpha Inc
(e)
474 5
Mondee Holdings Inc
(e)
677 2
Nextdoor Holdings Inc
(e)
7,493 14
Open Lending Corp
(e)
833 5
Opendoor Technologies Inc
(e)
76,304 145
Overstock.com Inc
(e)
6,713 105
Revolve Group Inc
(e)
39,400 542
Solo Brands Inc
(e)
594 2
Squarespace Inc
(e)
4,642 132
Stitch Fix Inc
(e)
6,587 22
TrueCar Inc
(e)
12,977 24
Tucows Inc
(a),(e)
767 13
Vivid Seats Inc
(e)
2,254 13
Ziff Davis Inc
(e)
5,347 323
$ 3,922
Investment Companies - 0.03%
Cannae Holdings Inc
(e)
10,617 174
Compass Diversified Holdings 9,327 160
FTAI Infrastructure Inc 14,653 45
$ 379
Iron & Steel - 0.12%
Carpenter Technology Corp 7,111 446
Commercial Metals Co 17,258 730
Haynes International Inc 1,842 79
Schnitzer Steel Industries Inc 3,873 88
$ 1,343
Leisure Products & Services - 0.35%
Bowlero Corp
(a),(e)
456 5
Clarus Corp 3,971 23
Escalade Inc 1,215 21
Johnson Outdoors Inc 39,266 1,867
Life Time Group Holdings Inc
(e)
4,604 54
Lindblad Expeditions Holdings Inc
(e)
4,484 28
Malibu Boats Inc
(e)
1,118 49
Topgolf Callaway Brands Corp
(e)
21,293 260
Virgin Galactic Holdings Inc
(a),(e)
15,531 23
Vista Outdoor Inc
(e)
71,717 1,802
Xponential Fitness Inc
(e)
531 7
$ 4,139
Lodging - 0.12%
Bluegreen Vacations Holding Corp 317 11
Century Casinos Inc
(e)
403 2
Full House Resorts Inc
(e)
468 2
Marcus Corp/The
(a)
3,633 56
Travel + Leisure Co 40,200 1,368
$ 1,439
Machinery - Construction & Mining - 0.04%
Argan Inc 1,888 87
Astec Industries Inc 3,347 134
Babcock & Wilcox Enterprises Inc
(e)
7,496 20
Manitowoc Co Inc/The
(e)
5,253 67
Terex Corp 4,156 190
$ 498
Machinery - Diversified - 1.87%
Alamo Group Inc 53,250 8,536
Albany International Corp 608 50
Chart Industries Inc
(e)
2,444 284
Columbus McKinnon Corp/NY 48,074 1,470
DXP Enterprises Inc/TX
(e)
2,100 69
Eastman Kodak Co
(e)
8,145 30
Flowserve Corp 51,200 1,880

Schedule of Investments
SmallCap Value Fund II
October 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Gates Industrial Corp PLC
(e)
128,600 $ 1,404
Gencor Industries Inc
(e)
1,551 22
Gorman-Rupp Co/The 2,688 80
GrafTech International Ltd 413,964 1,428
Ichor Holdings Ltd
(e)
4,254 103
Intevac Inc
(e)
3,556 11
Mueller Water Products Inc - Class A 120,200 1,487
Tennant Co 1,311 97
Thermon Group Holdings Inc
(e)
63,212 1,687
Watts Water Technologies Inc 15,955 2,760
Zurn Elkay Water Solutions Corp 17,455 462
$ 21,860
Media - 0.93%
AMC Networks Inc
(e)
4,585 54
EW Scripps Co/The
(e)
4,439 24
Gannett Co Inc
(e)
21,258 50
Gray Television Inc 11,465 75
iHeartMedia Inc
(e)
15,207 36
Liberty Latin America Ltd - Class A
(e)
5,108 35
Liberty Latin America Ltd - Class C
(e)
21,284 146
Scholastic Corp 4,039 149
Sinclair Inc 3,849 42
TEGNA Inc 698,037 10,128
Thryv Holdings Inc
(e)
4,628 80
Urban One Inc
(e)
881 5
Urban One Inc
(e)
1,367 7
Value Line Inc 8 —
WideOpenWest Inc
(e)
7,639 54
$ 10,885
Metal Fabrication & Hardware - 2.21%
Advanced Drainage Systems Inc 72,430 7,738
AZZ Inc 53,454 2,527
Hillman Solutions Corp
(e)
28,735 188
Janus International Group Inc
(e)
745,220 6,975
Mayville Engineering Co Inc
(e)
1,419 17
Mueller Industries Inc 48,780 1,840
Northwest Pipe Co
(e)
1,404 38
Olympic Steel Inc 1,488 76
Park-Ohio Holdings Corp 1,235 28
Proto Labs Inc
(e)
3,945 93
Ryerson Holding Corp 3,325 97
Standex International Corp 338 48
TimkenSteel Corp
(e)
6,472 132
Tredegar Corp 232,746 1,042
Valmont Industries Inc 20,355 4,008
Worthington Industries Inc 14,453 891
Xometry Inc
(e)
4,496 65
$ 25,803
Mining - 0.35%
5E Advanced Materials Inc
(e)
562 1
Caledonia Mining Corp PLC 2,415 27
Centrus Energy Corp
(e)
1,808 96
Coeur Mining Inc
(e)
48,718 122
Compass Minerals International Inc 55,900 1,377
Constellium SE
(e)
7,194 114
Contango ORE Inc
(e)
202 3
Dakota Gold Corp
(e)
1,865 5
Encore Energy Corp
(e)
20,941 69
Energy Fuels Inc/Canada
(a),(e)
3,191 26
Hecla Mining Co 71,022 289
i-80 Gold Corp
(e)
25,326 36
Kaiser Aluminum Corp 21,268 1,208
Lifezone Metals Ltd
(e)
41,200 379
Piedmont Lithium Inc
(e)
1,688 46
PolyMet Mining Corp
(e)
5,026 11
Uranium Energy Corp
(e)
54,332 323
$ 4,132
COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers - 1.81%
AMMO Inc
(a),(e)
13,273 $ 39
Chase Corp 4,460 567
Core Molding Technologies Inc
(e)
1,055 27
EnPro Industries Inc 3,105 345
Fabrinet
(e)
67,369 10,442
Federal Signal Corp 71,340 4,141
Hillenbrand Inc 47,600 1,810
LSB Industries Inc
(e)
8,164 74
Materion Corp 20,540 1,992
Myers Industries Inc 83,900 1,407
NL Industries Inc 795 4
Park Aerospace Corp 2,595 38
Smith & Wesson Brands Inc 6,804 100
Sturm Ruger & Co Inc 193 11
Trinity Industries Inc 9,860 205
$ 21,202
Office & Business Equipment - 0.02%
Xerox Holdings Corp 16,996 218
Office Furnishings - 0.17%
CompX International Inc 151 3
HNI Corp 6,221 216
Interface Inc 184,813 1,642
Steelcase Inc 13,646 149
$ 2,010
Oil & Gas - 6.96%
Amplify Energy Corp
(e)
5,338 37
Antero Resources Corp
(e)
154,095 4,537
Baytex Energy Corp 479,771 2,073
Berry Corp 249,209 2,080
California Resources Corp 46,088 2,424
Callon Petroleum Co
(e)
64,221 2,399
Chord Energy Corp 66,622 11,014
Civitas Resources Inc 10,209 770
CNX Resources Corp
(e)
23,444 509
Comstock Resources Inc 142,267 1,793
Crescent Energy Co
(a)
165,522 2,016
CVR Energy Inc 355 12
Delek US Holdings Inc 9,620 253
Diamond Offshore Drilling Inc
(e)
15,070 187
Granite Ridge Resources Inc 3,823 24
Gulfport Energy Corp
(e)
1,628 201
Helmerich & Payne Inc 14,347 568
HighPeak Energy Inc
(a)
181 3
Kosmos Energy Ltd
(e)
269,521 1,951
Magnolia Oil & Gas Corp 1,727 39
Matador Resources Co 129,266 7,975
Murphy Oil Corp 206,165 9,251
Nabors Industries Ltd
(e)
151 15
Noble Corp PLC 2,774 129
Northern Oil and Gas Inc 52,054 1,996
Par Pacific Holdings Inc
(e)
48,977 1,608
Patterson-UTI Energy Inc 612,396 7,778
PBF Energy Inc 16,771 797
Permian Resources Corp 688,968 10,038
Precision Drilling Corp
(a),(e)
29,400 1,707
PrimeEnergy Resources Corp
(e)
108 12
Ring Energy Inc
(e)
17,649 31
SandRidge Energy Inc 4,763 75
Seadrill Ltd
(e)
7,441 294
SilverBow Resources Inc
(e)
2,385 81
Sitio Royalties Corp 6,713 166
SM Energy Co 17,682 713
Talos Energy Inc
(e)
136,924 2,122
Tellurian Inc
(a),(e)
74,212 51
VAALCO Energy Inc 14,205 63
Vertex Energy Inc
(a),(e)
330,700 1,425
Vital Energy Inc
(e)
39,988 2,000
Vitesse Energy Inc 3,752 89
$ 81,306

Schedule of Investments
SmallCap Value Fund II
October 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas Services - 1.39%
Archrock Inc 16,903 $ 214
Aris Water Solutions Inc 3,928 33
Atlas Energy Solutions Inc 1,983 36
Bristow Group Inc
(e)
3,554 93
Core Laboratories Inc 4,757 102
DMC Global Inc
(e)
2,018 38
Dril-Quip Inc
(e)
78,272 1,696
Expro Group Holdings NV
(e)
103,482 1,630
Forum Energy Technologies Inc
(e)
61,640 1,342
Helix Energy Solutions Group Inc
(e)
153,987 1,509
KLX Energy Services Holdings Inc
(e)
1,457 15
Kodiak Gas Services Inc 1,453 25
Liberty Energy Inc 106,681 2,102
Mammoth Energy Services Inc
(e)
3,261 13
National Energy Services Reunited Corp
(e)
213,300 1,205
Newpark Resources Inc
(e)
234,660 1,624
NOW Inc
(e)
64,888 715
Oil States International Inc
(e)
9,480 69
ProFrac Holding Corp
(e)
2,783 26
ProPetro Holding Corp
(e)
175,105 1,835
Ranger Energy Services Inc 2,193 25
RPC Inc 12,601 105
SEACOR Marine Holdings Inc
(e)
3,399 47
Select Water Solutions Inc 11,970 89
Solaris Oilfield Infrastructure Inc 160,536 1,483
US Silica Holdings Inc
(e)
11,179 135
$ 16,206
Packaging & Containers - 0.18%
Clearwater Paper Corp
(e)
2,406 81
Greif Inc - Class A 3,602 229
Greif Inc - Class B 749 48
O-I Glass Inc
(e)
3,449 53
Pactiv Evergreen Inc 5,639 49
Ranpak Holdings Corp
(e)
6,140 19
TriMas Corp 64,777 1,569
$ 2,048
Pharmaceuticals - 0.88%
ACELYRIN Inc
(a),(e)
2,516 26
AdaptHealth Corp
(e)
6,815 50
Agios Pharmaceuticals Inc
(e)
8,224 173
Amneal Pharmaceuticals Inc
(e)
18,032 70
Anika Therapeutics Inc
(e)
2,056 40
Arvinas Inc
(e)
269 4
Assertio Holdings Inc
(e)
12,447 27
BellRing Brands Inc
(e)
14,478 633
Beyond Air Inc
(e)
349 1
Biote Corp
(e)
799 4
Citius Pharmaceuticals Inc
(e)
15,270 12
Coherus Biosciences Inc
(e)
2,529 8
CorMedix Inc
(a),(e)
340 1
Eagle Pharmaceuticals Inc/DE
(e)
1,522 21
Enanta Pharmaceuticals Inc
(e)
2,475 22
Enliven Therapeutics Inc
(e)
3,496 43
Fennec Pharmaceuticals Inc
(e)
1,879 13
Gritstone bio Inc
(e)
11,206 21
Herbalife Ltd
(e)
143,951 2,051
Heron Therapeutics Inc
(e)
855 1
Immuneering Corp
(e)
506 4
Ironwood Pharmaceuticals Inc
(e)
225,398 2,021
KalVista Pharmaceuticals Inc
(a),(e)
3,450 29
Kura Oncology Inc
(e)
10,391 88
Longboard Pharmaceuticals Inc
(e)
1,082 6
Lyell Immunopharma Inc
(e)
24,629 41
MannKind Corp
(e)
6,464 28
Morphic Holding Inc
(e)
549 11
Nature's Sunshine Products Inc
(e)
1,799 32
ORIC Pharmaceuticals Inc
(e)
5,492 37
Owens & Minor Inc
(e)
11,011 158
PetIQ Inc
(e)
621 12
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Phibro Animal Health Corp 74,246 $ 810
PMV Pharmaceuticals Inc
(e)
5,674 9
Premier Inc 73,200 1,407
Prestige Consumer Healthcare Inc
(e)
7,351 436
Protagonist Therapeutics Inc
(e)
3,126 45
Reneo Pharmaceuticals Inc
(e)
355 3
Sagimet Biosciences Inc
(e)
404 2
Seres Therapeutics Inc
(e)
4,528 7
SIGA Technologies Inc 186,484 951
Taro Pharmaceutical Industries Ltd
(e)
1,171 40
Trevi Therapeutics Inc
(e)
5,804 10
USANA Health Sciences Inc
(e)
16,800 765
Vanda Pharmaceuticals Inc
(e)
7,940 35
Y-mAbs Therapeutics Inc
(e)
2,726 15
$ 10,223
Pipelines - 0.32%
Equitrans Midstream Corp 256,730 2,278
Excelerate Energy Inc 586 8
Golar LNG Ltd 14,052 315
Kinetik Holdings Inc 31,412 1,113
$ 3,714
Private Equity - 0.00%
Chicago Atlantic Real Estate Finance Inc 2,409 34
Real Estate - 1.04%
American Realty Investors Inc
(e)
142 2
Angel Oak Mortgage REIT Inc 1,644 14
Anywhere Real Estate Inc
(e)
14,471 68
Compass Inc
(e)
6,286 12
Cushman & Wakefield PLC
(e)
288,362 2,125
Douglas Elliman Inc 242,361 429
FRP Holdings Inc
(e)
992 53
Kennedy-Wilson Holdings Inc 17,741 228
Legacy Housing Corp
(e)
1,459 27
Marcus & Millichap Inc 65,609 1,883
Maui Land & Pineapple Co Inc
(e)
99 1
McGrath RentCorp 35,285 3,550
Newmark Group Inc 20,212 115
RE/MAX Holdings Inc 142,378 1,532
RMR Group Inc/The 640 14
Seritage Growth Properties
(e)
275,349 1,994
Star Holdings
(e)
1,906 22
Stratus Properties Inc
(e)
829 21
Transcontinental Realty Investors Inc
(e)
198 6
$ 12,096
REITs - 6.27%
Acadia Realty Trust 13,848 198
AFC Gamma Inc 2,315 24
Alexander & Baldwin Inc 10,759 170
Alexander's Inc 9,200 1,730
Alpine Income Property Trust Inc 1,774 27
American Assets Trust Inc 7,259 129
Apartment Investment and Management Co
(e)
21,945 129
Apollo Commercial Real Estate Finance Inc 114,928 1,144
Apple Hospitality REIT Inc 31,883 500
Arbor Realty Trust Inc 26,808 338
Ares Commercial Real Estate Corp 7,739 71
Armada Hoffler Properties Inc 10,108 101
ARMOUR Residential REIT Inc 6,742 98
Blackstone Mortgage Trust Inc 25,371 506
Braemar Hotels & Resorts Inc 384,754 1,008
Brandywine Realty Trust 25,472 95
BrightSpire Capital Inc 92,166 522
Broadstone Net Lease Inc 27,802 393
BRT Apartments Corp 1,665 27
CareTrust REIT Inc 13,480 290
CBL & Associates Properties Inc 865 18
Centerspace 2,247 109
Chatham Lodging Trust 7,232 67
Chimera Investment Corp 34,419 165

Schedule of Investments
SmallCap Value Fund II
October 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
City Office REIT Inc 5,440 $ 21
Claros Mortgage Trust Inc 57,550 600
Clipper Realty Inc 188 1
Community Healthcare Trust Inc 1,217 35
COPT Defense Properties 16,698 381
CTO Realty Growth Inc 3,288 53
DiamondRock Hospitality Co 31,091 240
Diversified Healthcare Trust 35,668 74
Douglas Emmett Inc 24,183 271
Dynex Capital Inc 7,956 80
Easterly Government Properties Inc 13,845 149
Ellington Financial Inc 9,693 117
Elme Communities 13,026 166
Empire State Realty Trust Inc 305,449 2,471
Equity Commonwealth 359,355 6,806
Essential Properties Realty Trust Inc 20,438 449
Farmland Partners Inc 7,102 74
Four Corners Property Trust Inc 11,429 243
Franklin BSP Realty Trust Inc 12,326 155
Getty Realty Corp 6,670 178
Gladstone Commercial Corp 4,945 59
Gladstone Land Corp 5,000 68
Global Medical REIT Inc 9,194 80
Global Net Lease Inc 28,735 228
Granite Point Mortgage Trust Inc 200,942 844
Great Ajax Corp 72,553 313
Hersha Hospitality Trust 4,604 46
Hudson Pacific Properties Inc 20,433 91
Independence Realty Trust Inc 33,361 413
Innovative Industrial Properties Inc 4,131 297
InvenTrust Properties Corp 10,091 253
Invesco Mortgage Capital Inc 6,246 43
JBG SMITH Properties 16,099 207
Kite Realty Group Trust 32,050 683
KKR Real Estate Finance Trust Inc 8,748 91
Ladder Capital Corp 16,771 170
LTC Properties Inc 6,107 193
LXP Industrial Trust 42,823 339
Macerich Co/The 31,956 311
MFA Financial Inc 599,643 5,331
National Health Investors Inc 5,546 278
National Storage Affiliates Trust 282,005 8,043
NETSTREIT Corp 9,939 142
New York Mortgage Trust Inc 13,487 105
NexPoint Diversified Real Estate Trust 4,382 35
Nexpoint Real Estate Finance Inc 1,038 15
NexPoint Residential Trust Inc 2,428 66
NNN REIT Inc 232,075 8,431
Office Properties Income Trust 6,842 31
One Liberty Properties Inc 2,298 42
Orchid Island Capital Inc 6,513 41
Orion Office REIT Inc 8,140 39
Outfront Media Inc 11,662 114
Paramount Group Inc 27,359 117
Park Hotels & Resorts Inc 160,800 1,854
Peakstone Realty Trust 5,341 69
Pebblebrook Hotel Trust 175,385 2,093
PennyMac Mortgage Investment Trust 344,875 4,363
Phillips Edison & Co Inc 14,428 509
Physicians Realty Trust 35,185 382
Piedmont Office Realty Trust Inc 18,466 96
Plymouth Industrial REIT Inc 6,392 127
Postal Realty Trust Inc 2,653 35
PotlatchDeltic Corp 11,662 500
Ready Capital Corp 23,694 223
Redwood Trust Inc 17,020 107
Retail Opportunity Investments Corp 18,118 213
RLJ Lodging Trust 23,056 217
RPT Realty 12,710 137
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Sabra Health Care REIT Inc 34,221 $ 467
Safehold Inc 6,459 105
Saul Centers Inc 101 4
Service Properties Trust 24,395 177
SITE Centers Corp 28,190 329
SL Green Realty Corp 9,556 280
STAG Industrial Inc 295,165 9,805
Summit Hotel Properties Inc 15,745 89
Sunstone Hotel Investors Inc 30,805 286
Tanger Factory Outlet Centers Inc 8,078 182
Terreno Realty Corp 12,052 642
TPG RE Finance Trust Inc 158,081 871
Two Harbors Investment Corp 14,409 167
UMH Properties Inc 6,778 94
Uniti Group Inc 35,215 162
Urban Edge Properties 17,014 270
Veris Residential Inc 11,732 157
Whitestone REIT 7,231 72
Xenia Hotels & Resorts Inc 16,186 188
$ 73,254
Retail - 5.12%
Abercrombie & Fitch Co
(e)
3,465 211
Advance Auto Parts Inc 17,700 921
American Eagle Outfitters Inc 20,956 366
America's Car-Mart Inc/TX
(e)
861 58
Asbury Automotive Group Inc
(e)
10,023 1,918
Beacon Roofing Supply Inc
(e)
146,180 10,404
Big 5 Sporting Goods Corp 3,164 22
Big Lots Inc 3,744 17
Biglari Holdings Inc
(e)
111 16
BJ's Restaurants Inc
(e)
1,213 31
Bloomin' Brands Inc 63,000 1,470
BlueLinx Holdings Inc
(e)
1,309 93
Brinker International Inc
(e)
36,691 1,245
Build-A-Bear Workshop Inc 419 10
Caleres Inc 5,173 132
Carrols Restaurant Group Inc
(e)
4,975 29
Carvana Co
(e)
7,926 214
Cato Corp/The 86,630 618
Chico's FAS Inc
(e)
18,040 135
Children's Place Inc/The
(e)
1,698 46
Chuy's Holdings Inc
(e)
452 15
Clean Energy Fuels Corp
(e)
25,084 88
Dave & Buster's Entertainment Inc
(e)
28,100 982
Denny's Corp
(e)
121,210 1,045
Designer Brands Inc 90,838 918
Destination XL Group Inc
(e)
8,190 34
Dine Brands Global Inc 30,216 1,490
Duluth Holdings Inc
(e)
1,769 9
El Pollo Loco Holdings Inc
(e)
110,337 922
EVgo Inc
(e)
12,231 25
First Watch Restaurant Group Inc
(e)
1,812 30
Foot Locker Inc
(a)
12,136 255
Genesco Inc
(e)
35,952 985
GMS Inc
(e)
4,153 243
Group 1 Automotive Inc 10,483 2,645
GrowGeneration Corp
(a),(e)
8,074 16
Guess? Inc 3,817 82
Haverty Furniture Cos Inc 57,714 1,504
Hibbett Inc 41,069 1,892
J Jill Inc
(e)
602 17
Kohl's Corp 48,900 1,103
La-Z-Boy Inc 58,211 1,702
Lazydays Holdings Inc
(e)
1,623 10
Lazydays Holdings Inc - Rights
(e)
1,623 —
Leslie's Inc
(e)
204,409 1,010
LL Flooring Holdings Inc
(e)
309,400 1,002
Macy's Inc 90,500 1,102
MarineMax Inc
(e)
56,107 1,536

Schedule of Investments
SmallCap Value Fund II
October 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Movado Group Inc 2,315 $ 64
National Vision Holdings Inc
(e)
10,714 166
Nu Skin Enterprises Inc 51,511 978
ODP Corp/The
(e)
4,868 219
OneWater Marine Inc
(e)
82,444 1,865
Papa John's International Inc 1,091 71
Patrick Industries Inc 2,779 209
PC Connection Inc 21,850 1,170
PetMed Express Inc 95,505 658
PriceSmart Inc 1,149 72
RH
(e)
22,195 4,838
Sally Beauty Holdings Inc
(e)
662 6
Savers Value Village Inc
(a),(e)
1,796 27
Shoe Carnival Inc 2,680 61
Signet Jewelers Ltd 110,327 7,705
Sonic Automotive Inc 46,310 2,216
Sportsman's Warehouse Holdings Inc
(e)
4,847 25
Sweetgreen Inc
(e)
2,773 29
Tile Shop Holdings Inc
(e)
4,240 23
Tilly's Inc
(e)
3,295 27
Vera Bradley Inc
(e)
3,860 28
Winmark Corp 421 170
Zumiez Inc
(e)
33,401 549
$ 59,794
Savings & Loans - 1.16%
Axos Financial Inc
(e)
7,368 265
Banc of California Inc 8,111 91
Berkshire Hills Bancorp Inc 6,560 129
Brookline Bancorp Inc 174,533 1,420
Capitol Federal Financial Inc 183,149 952
ESSA Bancorp Inc 1,115 19
Flushing Financial Corp 114,917 1,418
FS Bancorp Inc 16,986 491
Greene County Bancorp Inc 462 11
Hingham Institution For Savings The
(a)
231 34
Home Bancorp Inc 16,813 576
HomeTrust Bancshares Inc 1,712 35
Northfield Bancorp Inc 115,338 992
Northwest Bancshares Inc 18,863 197
OceanFirst Financial Corp 135,378 1,714
Pacific Premier Bancorp Inc 62,373 1,186
Provident Financial Services Inc 113,193 1,590
Southern Missouri Bancorp Inc 1,319 53
Territorial Bancorp Inc 41,968 324
Timberland Bancorp Inc/WA 1,035 29
WaFd Inc 68,381 1,688
Waterstone Financial Inc 2,613 28
WSFS Financial Corp 9,017 319
$ 13,561
Semiconductors - 1.72%
ACM Research Inc
(e)
6,011 82
Alpha & Omega Semiconductor Ltd
(e)
3,475 82
Ambarella Inc
(e)
2,166 98
Amkor Technology Inc 15,176 317
Atomera Inc
(e)
644 4
CEVA Inc
(e)
302 5
Cirrus Logic Inc
(e)
20,900 1,399
Cohu Inc
(e)
6,944 209
Diodes Inc
(e)
21,249 1,383
Kulicke & Soffa Industries Inc 2,436 101
MaxLinear Inc
(e)
41,400 629
Navitas Semiconductor Corp
(e)
13,561 71
Onto Innovation Inc
(e)
1,032 116
Photronics Inc
(e)
86,964 1,596
Rambus Inc
(e)
165,285 8,980
Richardson Electronics Ltd/United States 1,534 18
Semtech Corp
(e)
93,689 1,309
SMART Global Holdings Inc
(e)
5,637 77
Synaptics Inc
(e)
5,359 448
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Ultra Clean Holdings Inc
(e)
123,187 $ 2,939
Veeco Instruments Inc
(e)
7,558 181
Vishay Precision Group Inc
(e)
1,796 54
$ 20,098
Software - 0.78%
ACI Worldwide Inc
(e)
94,147 1,918
Adeia Inc 1,745 15
American Software Inc/GA 937 10
Asure Software Inc
(e)
2,286 19
Avid Technology Inc
(e)
1,451 39
AvidXchange Holdings Inc
(e)
1,631 14
Bandwidth Inc
(e)
2,528 27
Brightcove Inc
(e)
6,353 20
C3.ai Inc
(a),(e)
2,116 52
Cardlytics Inc
(e)
5,018 62
Cerence Inc
(e)
6,006 92
Climb Global Solutions Inc 73 3
CommVault Systems Inc
(e)
369 24
Computer Programs and Systems Inc
(e)
64,809 913
Concentrix Corp 26,800 2,042
Consensus Cloud Solutions Inc
(e)
1,238 27
CS Disco Inc
(e)
3,325 19
Daily Journal Corp
(e)
162 47
Definitive Healthcare Corp
(e)
4,237 24
Digi International Inc
(e)
511 13
Digital Turbine Inc
(e)
10,391 49
Donnelley Financial Solutions Inc
(e)
1,024 56
E2open Parent Holdings Inc
(e)
25,004 72
Ebix Inc
(a)
171,875 1,047
EverCommerce Inc
(e)
540 5
Fastly Inc
(e)
2,928 43
Health Catalyst Inc
(e)
3,602 27
HireRight Holdings Corp
(e)
1,921 18
Immersion Corp 4,240 27
IonQ Inc
(a),(e)
20,052 193
Matterport Inc
(e)
37,071 76
MeridianLink Inc
(e)
1,240 20
N-able Inc
(e)
971 13
NextGen Healthcare Inc
(e)
3,483 83
Olo Inc
(e)
6,186 32
ON24 Inc 4,608 28
Outbrain Inc
(e)
5,555 24
Planet Labs PBC
(a),(e)
2,027 4
Playstudios Inc
(e)
12,012 34
PROS Holdings Inc
(e)
1,922 60
PubMatic Inc
(e)
5,286 60
Rackspace Technology Inc
(e)
10,066 12
Sharecare Inc
(e)
41,077 43
Skillsoft Corp
(e)
609 11
SolarWinds Corp
(e)
7,570 70
Veradigm Inc
(e)
15,975 211
Verint Systems Inc
(e)
591 11
Verra Mobility Corp
(e)
65,700 1,299
Vimeo Inc
(e)
19,615 60
$ 9,068
Supranational Bank - 0.01%
Banco Latinoamericano de Comercio Exterior SA 3,941 89
Telecommunications - 0.23%
ADTRAN Holdings Inc 11,566 76
Anterix Inc
(e)
179 5
ATN International Inc 1,688 52
Aviat Networks Inc
(e)
1,616 43
BlackSky Technology Inc
(e)
15,680 19
Cambium Networks Corp
(e)
125,643 626
Consolidated Communications Holdings Inc
(e)
9,586 40
DigitalBridge Group Inc 16,388 260
DZS Inc
(e)
2,311 3
EchoStar Corp
(e)
5,092 71
Globalstar Inc
(e)
11,114 16

Schedule of Investments
SmallCap Value Fund II
October 31, 2023
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Gogo Inc
(e)
8,948 $ 94
IDT Corp - Class B
(e)
501 14
KVH Industries Inc
(e)
2,613 12
Lumen Technologies Inc
(e)
148,784 217
NETGEAR Inc
(e)
4,297 54
Preformed Line Products Co 4,131 558
Ribbon Communications Inc
(e)
13,071 25
Shenandoah Telecommunications Co 7,225 171
Spok Holdings Inc 2,615 39
Telephone and Data Systems Inc 14,658 267
Terran Orbital Corp
(e)
11,086 9
Viavi Solutions Inc
(e)
5,829 45
$ 2,716
Textiles - 0.03%
UniFirst Corp/MA 2,210 363
Toys, Games & Hobbies - 0.18%
Funko Inc
(e)
150,009 1,157
JAKKS Pacific Inc
(e)
52,774 885
$ 2,042
Transportation - 3.35%
Air Transport Services Group Inc
(e)
8,370 164
ArcBest Corp 2,174 237
Ardmore Shipping Corp 6,175 82
Costamare Inc 7,204 65
Covenant Logistics Group Inc 1,248 49
CryoPort Inc
(e)
854 8
DHT Holdings Inc 20,299 226
Dorian LPG Ltd 2,001 64
Eagle Bulk Shipping Inc
(a)
1,385 57
FLEX LNG Ltd 1,390 42
Forward Air Corp 30,200 1,945
Genco Shipping & Trading Ltd 6,267 83
Golden Ocean Group Ltd 18,219 132
Heartland Express Inc 107,453 1,253
Himalaya Shipping Ltd
(e)
1,005 5
Hub Group Inc
(e)
4,647 320
International Seaways Inc 5,982 288
Kirby Corp
(e)
150,985 11,279
Landstar System Inc 58,295 9,606
Marten Transport Ltd 50,296 884
Matson Inc 24,990 2,175
Nordic American Tankers Ltd 30,344 139
Overseas Shipholding Group Inc
(e)
8,838 43
PAM Transportation Services Inc
(e)
21,247 367
Pangaea Logistics Solutions Ltd 5,128 30
Radiant Logistics Inc
(e)
5,000 29
RXO Inc
(e)
2,193 38
Safe Bulkers Inc 9,512 30
Saia Inc
(e)
19,320 6,926
Scorpio Tankers Inc 7,288 409
SFL Corp Ltd 17,047 185
Teekay Corp
(e)
9,894 70
Teekay Tankers Ltd 3,583 178
Universal Logistics Holdings Inc 998 22
Werner Enterprises Inc 7,963 289
World Kinect Corp 79,645 1,473
$ 39,192
Trucking & Leasing - 0.99%
GATX Corp 93,103 9,736
Greenbrier Cos Inc/The 53,143 1,838
Willis Lease Finance Corp
(e)
434 20
$ 11,594
Water - 0.05%
Artesian Resources Corp 340 13
California Water Service Group 5,835 284
Consolidated Water Co Ltd 1,528 45
COMMON STOCKS (continued) Shares Held Value (000’s)
Water (continued)
SJW Group 4,715 $ 295
$ 637
TOTAL COMMON STOCKS $ 1,094,149
Total Investments $ 1,185,335
Other Assets and Liabilities -  (1.45)% (16,904)
TOTAL NET ASSETS - 100.00% $ 1,168,431
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $15,422 or 1.32% of net assets.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $15,876 or
1.36% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Portfolio Summary
Sector Percent
Financial 30.39%
Industrial 16.02%
Consumer, Cyclical 13.64%
Consumer, Non-cyclical 9.55%
Energy 9.09%
Money Market Funds 5.52%
Technology 5.29%
Basic Materials 4.90%
Utilities 3.08%
Exchange-Traded Funds 2.29%
Communications 1.67%
Government 0.01%
Other Assets and Liabilities
(1.45)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SmallCap Value Fund II
October 31, 2023
See accompanying notes.

Affiliated Securities October 31, 2022 Purchases Sales October 31, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 5.27% $ — $ 776,638 $ 715,121 $ 61,517
Principal Government Money Market Fund - Institutional Class 5.22% 60,700 106,097 166,797 —
$ 60,700 $ 882,735 $ 881,918 $ 61,517
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 5.27% $ 2,096 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 5.22% 175 — — —
$ 2,271 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; December 2023 Long 158 $ 13,180 $ (757)
Total $ (757)
Amounts in thousands except contracts.

Schedule of Investments
Tax-Exempt Bond Fund
October 31, 2023
See accompanying notes.

INVESTMENT COMPANIES - 0.08% Shares Held Value (000's)
Exchange-Traded Funds - 0.08%
iShares National Muni Bond ETF 528 $ 53
iShares Short-Term National Muni Bond ETF 374 39
JPMorgan Ultra-Short Municipal Income ETF 99 5
SPDR Nuveen Bloomberg High Yield Municipal
Bond ETF
9,994 231
VanEck High Yield Muni ETF 2,363 113
$ 441
TOTAL INVESTMENT COMPANIES $ 441
MUNICIPAL BONDS - 101 .77%
Principal
Amount (000's) Value (000's)
Alabama - 2.09%
Lower Alabama Gas District/The
5.00%, 09/01/2034 $ 6,000 $ 5,873
Phenix City Industrial Development Board
4.13%, 05/15/2035 3,000 2,762
Tuscaloosa County Industrial Development
Authority
4.50%, 05/01/2032
(a)
2,191 1,936
5.25%, 05/01/2044
(a)
997 819
$ 11,390
Arizona - 2.34%
Arizona Industrial Development Authority
5.00%, 01/01/2043 575 354
Maricopa County Industrial Development Authority
4.00%, 01/01/2041 6,300 5,538
Navajo Nation
5.50%, 12/01/2030
(a)
1,240 1,258
Salt Verde Financial Corp
5.00%, 12/01/2032 5,615 5,582
$ 12,732
Arkansas - 0 .16%
Arkansas Development Finance Authority
5.45%, 09/01/2052 1,000 878
California - 13.42%
California Community Choice Financing Authority
5.00%, 07/01/2053
(b)
5,000 4,985
California Health Facilities Financing Authority
5.00%, 11/15/2046
(c)
1,695 1,734
California Housing Finance Agency (credit support
from Federal Home Loan Mortgage Corporation
Collateral )
3.75%, 03/25/2035
(d)
7,037 6,430
California Infrastructure & Economic Development
Bank
8.00%, 01/01/2050
(a),(b)
7,000 7,022
California Municipal Finance Authority
4.00%, 07/15/2029 4,050 3,786
5.00%, 05/15/2033 1,000 1,025
5.00%, 05/15/2034 600 613
California Municipal Finance Authority (credit
support from Build America Mutual Assurance Corp
- Transfer Custodial Receipt )
5.00%, 05/15/2031
(d)
2,240 2,324
California Pollution Control Financing Authority
4.30%, 07/01/2040 2,000 1,877
California State Public Works Board
5.00%, 02/01/2032 2,500 2,726
California Statewide Communities Development
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 05/15/2031
(d)
2,000 2,093
City of Los Angeles Department of Airports
4.00%, 05/15/2037 1,000 976
5.00%, 05/15/2029 1,250 1,280
5.00%, 05/15/2035 185 194
5.00%, 05/15/2037
(c)
3,824 3,827
5.00%, 05/15/2044
(c)
5,150 4,964
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Mizuho Floater/Residual Trust
4.50%, 12/01/2026
(a),(b)
$ 5,390 $ 5,390
4.50%, 05/01/2031
(a),(b)
4,600 4,600
4.50%, 04/15/2035
(a),(b)
1,000 1,000
4.50%, 10/15/2037
(a),(b)
1,000 1,000
Oakland Unified School District/Alameda County
5.00%, 08/01/2034 2,210 2,261
Sacramento Area Flood Control Agency (credit
support from Build America Mutual Assurance
Corp )
5.00%, 10/01/2039
(d)
1,340 1,342
San Diego County Regional Airport Authority
5.00%, 07/01/2033 500 510
5.00%, 07/01/2034 415 423
5.00%, 07/01/2035 300 304
5.00%, 07/01/2037 450 448
5.00%, 07/01/2038 500 495
5.00%, 07/01/2040 65 64
San Diego Unified School District/CA
0.00%, 07/01/2032
(e)
5,000 3,413
San Francisco City & County Airport Comm -San
Francisco International Airport
5.00%, 05/01/2040 1,500 1,465
Southern California Public Power Authority
5.00%, 11/01/2028 2,385 2,395
State of California
5.00%, 08/01/2027 2,000 2,094
$ 73,060
Colorado - 1.07%
Denver Convention Center Hotel Authority
5.00%, 12/01/2040 1,000 905
Elbert County Independence Water & Sanitation
District
7.25%, 12/01/2038 1,000 929
Painted Prairie Public Improvement Authority
5.00%, 12/01/2049 1,000 815
Transport Metropolitan District No 3
5.00%, 12/01/2051 1,500 1,083
Velocity Metropolitan District No 3
5.13%, 12/01/2034 2,235 2,094
$ 5,826
Connecticut - 1.61%
Connecticut State Health & Educational Facilities
Authority
2.85%, 07/01/2042
(b)
2,890 2,890
Mohegan Tribal Finance Authority
7.00%, 02/01/2045
(a)
4,000 3,999
State of Connecticut Special Tax Revenue
5.00%, 05/01/2030 1,755 1,880
$ 8,769
District of Columbia - 1.09%
District of Columbia
5.00%, 03/01/2029 2,000 2,131
5.00%, 02/01/2031 2,650 2,869
Metropolitan Washington Airports Authority Dulles
Toll Road Revenue
5.00%, 10/01/2047 1,000 939
$ 5,939
Florida - 4.47%
City of Lakeland FL Department of Electric Utilities
5.25%, 10/01/2036 1,000 1,071
Collier County Health Facilities Authority
5.00%, 05/01/2043 3,500 3,381
County of Miami-Dade FL Aviation Revenue
5.00%, 10/01/2049
(c)
7,000 6,511

Schedule of Investments
Tax-Exempt Bond Fund
October 31, 2023
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Florida (continued)
Florida Development Finance Corp
3.00%, 06/01/2032 $ 5,000 $ 3,758
5.00%, 05/01/2029
(a)
2,000 1,839
6.13%, 07/01/2032
(a),(b)
4,000 3,949
7.38%, 01/01/2049
(a)
2,000 1,943
Hillsborough County Aviation Authority
5.00%, 10/01/2047 2,000 1,912
$ 24,364
Georgia - 5.00%
City of Atlanta GA Airport Passenger Facility
Charge
5.00%, 07/01/2032 9,235 9,497
City of Atlanta GA Department of Aviation
5.00%, 07/01/2032 2,180 2,214
George L Smith II Congress Center Authority
5.00%, 01/01/2036
(a)
4,062 3,596
Georgia Ports Authority
5.00%, 07/01/2047 1,000 1,012
5.25%, 07/01/2043 3,585 3,736
State of Georgia
5.00%, 07/01/2025 7,000 7,144
$ 27,199
Illinois - 12.90%
Chicago O'Hare International Airport
5.25%, 01/01/2036 2,000 1,998
Chicago Transit Authority Capital Grant Receipts
Revenue
5.00%, 06/01/2029 3,250 3,359
City of Chicago IL
5.25%, 01/01/2029 2,000 2,009
5.50%, 01/01/2049 1,000 975
6.00%, 01/01/2038 2,965 3,036
7.46%, 02/15/2026 461 336
City of Chicago IL Wastewater Transmission
Revenue
5.00%, 01/01/2030 1,000 1,002
5.00%, 01/01/2032 1,000 1,001
5.00%, 01/01/2033 2,625 2,632
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2028 1,000 1,005
County of Cook IL Sales Tax Revenue
5.25%, 11/15/2036 1,520 1,556
Illinois Finance Authority
3.97%, 07/15/2055
(b)
4,315 4,315
Illinois State Toll Highway Authority
5.00%, 12/01/2032 5,200 5,270
5.00%, 01/01/2040
(c)
2,000 1,994
Metropolitan Pier & Exposition Authority (credit
support from Build America Mutual Assurance Corp
- Transfer Custodial Receipt )
4.00%, 12/15/2042
(d)
5,000 4,279
Metropolitan Pier & Exposition Authority (credit
support from National Public Finance Guarantee
Corp )
5.50%, 06/15/2029
(d)
2,410 2,442
Metropolitan Water Reclamation District of Greater
Chicago
5.00%, 12/01/2028 5,000 5,137
5.00%, 12/01/2038 1,500 1,544
5.25%, 12/01/2032 1,500 1,651
Sales Tax Securitization Corp
5.00%, 01/01/2036 2,700 2,750
5.00%, 01/01/2040 3,000 2,976
5.25%, 01/01/2048 1,250 1,240
State of Illinois
5.00%, 11/01/2027 2,415 2,474
5.00%, 11/01/2028 4,590 4,692
5.00%, 12/01/2032 1,380 1,398
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Illinois (continued)
State of Illinois   (continued)
5.50%, 01/01/2030 $ 500 $ 530
5.50%, 10/01/2044 6,855 6,930
Tender Option Bond Trust Receipts/Certificates
4.45%, 07/01/2027
(a),(b)
1,300 1,300
United City of Yorkville IL
5.75%, 03/01/2028 300 295
Village of Gilberts IL Special Service Area No 24
5.38%, 03/01/2034 141 122
$ 70,248
Indiana - 0.70%
City of Whiting IN
3.00%, 11/01/2051 455 283
Indiana Finance Authority
4.13%, 12/01/2026 1,670 1,610
Town of Shoals IN
7.25%, 11/01/2043 1,910 1,912
$ 3,805
Kentucky - 2.19%
County of Trimble KY
1.30%, 09/01/2044
(b)
1,000 845
Kentucky Municipal Power Agency
5.00%, 09/01/2035 1,080 1,087
Kentucky Public Energy Authority
4.00%, 01/01/2049
(b)
3,000 2,962
Kentucky Turnpike Authority
5.00%, 07/01/2031 6,550 7,016
$ 11,910
Louisiana - 2.88%
Louisiana Local Government Environmental
Facilities & Community Development Authority
3.50%, 11/01/2032 7,155 6,371
4.40%, 11/01/2044
(a)
1,805 1,555
5.50%, 11/01/2039
(a)
2,390 2,415
Louisiana Offshore Terminal Authority
1.65%, 09/01/2027
(b)
3,320 3,309
Louisiana Public Facilities Authority
0.00%, 07/01/2039
(e)
417 —
0.00%, 07/01/2039
(e)
659 —
Parish of St James LA
5.85%, 08/01/2041
(a),(b)
1,000 1,011
6.10%, 12/01/2040
(a),(b)
1,000 1,043
$ 15,704
Maryland - 0.71%
State of Maryland
5.00%, 08/01/2030 3,550 3,841
Massachusetts - 1.56%
Massachusetts Bay Transportation Authority
Assessment Revenue
5.25%, 07/01/2028 2,000 2,154
Massachusetts Development Finance Agency
5.00%, 11/15/2032 3,000 3,346
Massachusetts Educational Financing Authority
4.90%, 07/01/2028 665 657
Massachusetts Port Authority
5.00%, 07/01/2029 1,000 1,021
5.00%, 07/01/2039 1,340 1,309
$ 8,487
Michigan - 2.85%
City of Detroit MI
5.50%, 04/01/2050 1,000 951
Detroit City School District (credit support from
Qualified School Bond Loan Fund )
5.00%, 05/01/2036
(d)
1,000 1,033
5.00%, 05/01/2037
(d)
1,000 1,019
5.00%, 05/01/2038
(d)
2,000 2,021

Schedule of Investments
Tax-Exempt Bond Fund
October 31, 2023
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Michigan (continued)
Kentwood Economic Development Corp
5.00%, 11/15/2041 $ 1,000 $ 841
Michigan Finance Authority
4.00%, 02/15/2047 3,400 2,797
Michigan Strategic Fund
4.00%, 10/01/2061
(b)
3,800 3,682
5.00%, 06/30/2048 2,390 2,170
Wayne County Airport Authority
5.00%, 12/01/2045 1,000 981
$ 15,495
Mississippi - 0.18%
Mississippi Business Finance Corp
2.20%, 03/01/2027
(b)
1,000 985
Missouri - 0.98%
City of St Louis MO Airport Revenue
5.00%, 07/01/2034 1,285 1,322
5.00%, 07/01/2044 1,100 1,081
City of St Louis MO Airport Revenue (credit
support from National Public Finance Guarantee
Corp )
5.50%, 07/01/2028
(d)
1,500 1,599
Health & Educational Facilities Authority of the
State of Missouri
5.00%, 02/01/2034 1,400 1,342
$ 5,344
Montana - 1.11%
County of Gallatin MT
4.00%, 10/15/2041
(a)
5,000 3,608
Montana Board of Housing (credit support from
Federal Housing Administration, Guaranteed by the
Department of Veterans Affairs and HUD )
4.00%, 06/01/2045
(d)
805 770
Montana Facility Finance Authority
4.13%, 07/01/2038 2,000 1,659
$ 6,037
Nebraska - 0.17%
Lincoln Airport Authority
4.00%, 07/01/2035 1,000 931
Nevada - 2.34%
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043
(c)
9,000 9,038
Las Vegas Redevelopment Agency
5.00%, 06/15/2040 3,850 3,714
$ 12,752
New Hampshire - 1.73%
New Hampshire Business Finance Authority
2.15%, 07/01/2027
(b)
6,750 6,635
3.75%, 07/01/2045
(a),(b)
1,000 706
4.00%, 11/01/2027
(a)
1,000 937
4.13%, 01/20/2034 397 366
4.88%, 11/01/2042
(a)
1,000 778
$ 9,422
New Jersey - 5.15%
Casino Reinvestment Development Authority Inc
5.25%, 11/01/2039 750 723
New Jersey Economic Development Authority
4.00%, 07/01/2032 805 742
5.75%, 04/01/2031 1,005 960
New Jersey Transportation Trust Fund Authority
5.25%, 06/15/2032 2,000 2,012
5.25%, 06/15/2034 2,250 2,268
North Hudson Sewerage Authority/NJ (credit
support from Assured Guaranty Municipal Corp )
5.00%, 06/01/2034
(d)
180 198
South Jersey Port Corp
5.00%, 01/01/2042 5,000 4,702
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New Jersey (continued)
State of New Jersey
4.00%, 06/01/2031 $ 5,000 $ 4,973
5.00%, 06/01/2027 2,100 2,185
Tobacco Settlement Financing Corp
4.00%, 06/01/2037 4,700 4,376
5.25%, 06/01/2046 5,000 4,909
$ 28,048
New Mexico - 0.08%
City of Farmington NM
2.15%, 04/01/2033 600 436
New York - 7.32%
Metropolitan Transportation Authority
5.00%, 11/15/2025 400 405
5.00%, 11/15/2032 1,000 1,038
New York City Industrial Development
Agency (credit support from Assured Guaranty
Municipal Corp )
5.00%, 01/01/2031
(d)
1,000 1,046
New York City Transitional Finance Authority
5.50%, 05/01/2042 3,050 3,260
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.25%, 08/01/2037 3,000 3,105
5.25%, 11/01/2038 2,835 3,002
New York Counties Tobacco Trust VI
5.00%, 06/01/2036 740 743
New York State Dormitory Authority
4.00%, 09/01/2045 1,500 1,170
New York Transportation Development Corp
4.00%, 10/01/2030 1,000 918
4.00%, 10/31/2041 1,000 833
4.00%, 12/01/2042 1,000 808
5.00%, 12/01/2028 2,350 2,414
5.00%, 01/01/2032 7,200 6,982
5.00%, 01/01/2034 3,200 3,081
5.00%, 10/01/2040 2,000 1,817
5.00%, 07/01/2046 3,500 3,219
5.63%, 04/01/2040
(f)
1,000 993
Port Authority of New York & New Jersey
5.00%, 07/15/2035 3,000 3,079
Tompkins County Development Corp
0.00%, 07/01/2027
(e)
115 40
Westchester County Local Development Corp
5.00%, 11/01/2046 2,400 1,932
$ 39,885
North Carolina - 0.21%
Raleigh Durham Airport Authority
5.00%, 05/01/2034 1,150 1,166
Ohio - 3.04%
Buckeye Tobacco Settlement Financing Authority
4.00%, 06/01/2037 1,125 1,056
4.00%, 06/01/2039 1,850 1,697
5.00%, 06/01/2055 4,000 3,272
County of Hamilton OH
5.00%, 01/01/2036 1,435 1,337
5.00%, 01/01/2046 2,500 2,093
Ohio Air Quality Development Authority
4.25%, 01/15/2038
(a)
1,000 897
4.50%, 01/15/2048
(a)
850 723
Ohio State University/The
5.00%, 12/01/2033 5,000 5,472
$ 16,547
Oregon - 0.00%
Oregon State Business Development Commission
0.00%, 04/01/2031
(a),(e)
1,000 5

Schedule of Investments
Tax-Exempt Bond Fund
October 31, 2023
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Territory - 0.18%
JPMorgan Chase Putters/Drivers Trust
4.55%, 03/20/2024
(a),(b)
$ 1,000 $ 1,000
Pennsylvania - 6.12%
Allegheny County Airport Authority
5.00%, 01/01/2056 460 425
Allegheny County Industrial Development Authority
5.13%, 05/01/2030 1,630 1,589
City of Philadelphia PA
5.00%, 02/01/2037 2,000 2,054
Lancaster Industrial Development Authority
4.00%, 07/01/2046 750 518
4.00%, 07/01/2051 1,000 660
Pennsylvania Economic Development Financing
Authority
5.50%, 06/30/2043 4,100 4,111
Pennsylvania Turnpike Commission
5.00%, 12/01/2029 2,000 2,109
5.00%, 12/01/2036 1,725 1,738
Pennsylvania Turnpike Commission Oil Franchise
Tax Revenue
5.00%, 12/01/2046 4,055 4,042
5.25%, 12/01/2044 4,350 4,437
Sports & Exhibition Authority of Pittsburgh and
Allegheny County (credit support from Assured
Guaranty Municipal Corp )
5.00%, 02/01/2034
(d)
6,895 7,288
5.00%, 02/01/2035
(d)
4,140 4,343
$ 33,314
Puerto Rico - 0.64%
Commonwealth of Puerto Rico
0.00%, 07/01/2024
(e)
54 52
0.00%, 07/01/2033
(e)
428 245
0.00%, 11/01/2043
(b),(e)
1,571 781
4.00%, 07/01/2033 183 159
4.00%, 07/01/2037 257 208
4.00%, 07/01/2041 349 269
4.00%, 07/01/2046 363 265
5.38%, 07/01/2025 371 373
5.63%, 07/01/2027 367 374
5.63%, 07/01/2029 361 369
5.75%, 07/01/2031 351 361
$ 3,456
South Carolina - 1.62%
JPMorgan Chase Putters/Drivers Trust
4.00%, 05/01/2047
(a),(b)
2,100 2,100
South Carolina Jobs-Economic Development
Authority
5.25%, 11/15/2047 1,830 1,534
5.25%, 11/15/2052 1,500 1,225
6.00%, 06/01/2031
(a)
1,000 842
6.50%, 06/01/2051
(a)
4,500 3,124
$ 8,825
South Dakota - 0.27%
Oglala Sioux Tribe
5.75%, 10/01/2025
(a)
1,500 1,444
Tennessee - 1.13%
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities Board
5.00%, 07/01/2040 4,510 4,413
Metropolitan Government Nashville & Davidson
County Industrial Development Board
4.00%, 06/01/2051
(a)
1,000 734
Tennergy Corp/TN
5.00%, 02/01/2050
(b)
1,000 1,000
$ 6,147
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Texas - 7.41%
Central Texas Regional Mobility Authority
5.00%, 01/01/2048 $ 2,740 $ 2,643
Central Texas Turnpike System
5.00%, 08/15/2031 1,285 1,269
City of Houston TX Airport System Revenue
5.00%, 07/01/2029 2,000 1,931
6.63%, 07/15/2038 5,770 5,760
Harris County Industrial Development Corp
4.05%, 08/15/2027
(b)
200 200
Harris County-Houston Sports Authority
5.00%, 11/15/2030 3,000 3,008
Mission Economic Development Corp
4.25%, 06/01/2048
(b)
1,000 998
North Texas Tollway Authority
5.00%, 01/01/2045 1,000 989
Port Beaumont Navigation District
2.75%, 01/01/2036
(a)
1,000 666
2.88%, 01/01/2041
(a)
1,000 601
3.63%, 01/01/2035
(a)
4,535 3,424
Sea Breeze Public Facility Corp
6.50%, 01/01/2046 100 87
Tarrant County Cultural Education Facilities
Finance Corp
5.00%, 11/15/2037 2,060 1,884
Texas Municipal Gas Acquisition and Supply Corp I
6.25%, 12/15/2026 10,795 11,003
Texas Private Activity Bond Surface Transportation
Corp
5.00%, 12/31/2033 4,000 4,087
7.00%, 12/31/2038 1,000 1,002
West Harris County Regional Water Authority
4.00%, 12/15/2049 1,000 800
$ 40,352
Utah - 1.45%
Utah Infrastructure Agency
5.00%, 10/15/2028 1,000 1,002
5.00%, 10/15/2032 4,385 4,357
5.00%, 10/15/2037 1,500 1,398
5.38%, 10/15/2040 1,200 1,138
$ 7,895
Virginia - 3.28%
County of Botetourt VA
6.00%, 07/01/2034 1,000 1,001
6.00%, 07/01/2044 1,000 943
County of Fairfax VA (credit support from State Aid
Withholding )
4.00%, 10/01/2039
(d)
5,000 4,595
Fairfax County Redevelopment & Housing
Authority
5.00%, 10/01/2039 3,000 3,006
Roanoke Economic Development Authority
6.63%, 12/01/2044 1,295 1,298
Virginia Public School Authority (credit support
from State Intercept Program )
5.00%, 08/01/2030
(d)
3,535 3,772
Virginia Small Business Financing Authority
3.00%, 01/01/2041 3,480 2,418
4.00%, 01/01/2039 1,000 848
$ 17,881
Washington - 1.00%
Port of Seattle WA
5.00%, 08/01/2030 5,250 5,364
Washington State Housing Finance Commission
3.50%, 12/20/2035 106 90
$ 5,454

Schedule of Investments
Tax-Exempt Bond Fund
October 31, 2023
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
West Virginia - 0.22%
West Virginia Economic Development Authority
4.12%, 07/01/2045
(b)
$ 1,250 $ 1,222
Wisconsin - 1.10%
Public Finance Authority
4.00%, 09/30/2051 2,500 1,798
5.00%, 12/01/2025 3,000 2,989
5.00%, 10/01/2043
(a)
1,500 1,226
$ 6,013
TOTAL MUNICIPAL BONDS $ 554,208
Total Investments $ 554,649
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (3.18)%
Notes with interest rates of 4.14% - 4.34% at
October 31, 2023 and contractual maturities of
collateral from 2023-2042.
(g)
$ (17,322) (17,322)
Total Net Investments $ 537,327
Other Assets and Liabilities -  1.33% 7,222
TOTAL NET ASSETS - 100.00% $ 544,549
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $68,490 or 12.58% of net assets.
(b) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(c) Security or portion of underlying security related to Inverse Floaters entered into by the fund.
(d) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(e) Non-income producing security
(f) Security purchased on a when-issued basis.
(g) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
October 31, 2023.
Portfolio Summary
Sector Percent
Revenue Bonds 78.19%
General Obligation Unlimited 10.92%
Insured 8.56%
Prerefunded 1.40%
General Obligation Limited 1.16%
Tax Allocation 0.68%
Special Tax 0.34%
Special Assessment 0.32%
Notes 0.14%
Exchange-Traded Funds 0.08%
Certificate Participation 0.06%
Liability For Floating Rate Notes Issued (3.18)%
Other Assets and Liabilities
1.33%
TOTAL NET ASSETS
100.00%

Glossary to the Schedule of Investments
October 31, 2023
See accompanying notes.

Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Renminbi
COP Colombian Peso
EUR Euro
GBP British Pound Sterling
HKD Hong Kong Dollar
IDR Indonesian Rupiah
INR Indian Rupee
KRW South Korean Won
MXN Mexican Peso
PEN Peruvian Nuevo Sol
RON Romanian New Leu
USD/$ United States Dollar
ZAR South African Rand

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
CALIFORNIA MUNICIPAL FUND
Class A shares
2023 $ 9 .27 $ 0 .28 $ 0 .02 $ 0 .30 ( $ 0 .27 ) ( $ 0 .27 ) $ 9 .30
2022 11 .02 0 .25 ( 1 .75 ) ( 1 .50 ) ( 0 .25 ) ( 0 .25 ) 9 .27
2021 10 .85 0 .24 0 .17 0 .41 ( 0 .24 ) ( 0 .24 ) 11 .02
2020 10 .80 0 .25 0 .01 0 .26 ( 0 .21 ) ( 0 .21 ) 10 .85
2019 10 .10 0 .32 0 .67 0 .99 ( 0 .29 ) ( 0 .29 ) 10 .80
Class C shares
2023 9 .29 0 .20 0 .02 0 .22 ( 0 .19 ) ( 0 .19 ) 9 .32
2022 11 .05 0 .16 ( 1 .76 ) ( 1 .60 ) ( 0 .16 ) ( 0 .16 ) 9 .29
2021 10 .87 0 .15 0 .18 0 .33 ( 0 .15 ) ( 0 .15 ) 11 .05
2020 10 .82 0 .16 0 .01 0 .17 ( 0 .12 ) ( 0 .12 ) 10 .87
2019 10 .12 0 .24 0 .66 0 .90 ( 0 .20 ) ( 0 .20 ) 10 .82
Institutional shares
2023 9 .27 0 .31 0 .02 0 .33 ( 0 .30 ) ( 0 .30 ) 9 .30
2022 11 .03 0 .27 ( 1 .76 ) ( 1 .49 ) ( 0 .27 ) ( 0 .27 ) 9 .27
2021 10 .86 0 .26 0 .18 0 .44 ( 0 .27 ) ( 0 .27 ) 11 .03
2020 10 .81 0 .28 0 .01 0 .29 ( 0 .24 ) ( 0 .24 ) 10 .86
2019 10 .10 0 .35 0 .68 1 .03 ( 0 .32 ) ( 0 .32 ) 10 .81

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Interest
Expense and Fees)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
3 .19% (b) $ 301,835 0 .89% 0 .72% (c) 2 .89% 31 .5%
( 13 .86 ) (b) ,(d) 328,411 0 .78 0 .72 (c) 2 .42 38 .9
3 .89 (b) ,(d) 471,777 0 .79 0 .76 (c) 2 .11 13 .2
2 .44 (b) 446,357 0 .79 0 .76 (c) 2 .29 40 .1
9 .94 (b) 420,656 0 .81 0 .78 (c) 3 .08 42 .3
2 .32 (b) 21,229 1 .73 1 .56 (c) 2 .05 31 .5
( 14 .55 ) (b) 26,031 1 .60 1 .54 (c) 1 .59 38 .9
3 .05 (b) 39,213 1 .59 1 .56 (c) 1 .31 13 .2
1 .61 (b) 41,166 1 .60 1 .57 (c) 1 .49 40 .1
9 .01 (b) 41,462 1 .65 1 .62 (c) 2 .26 42 .3
3 .46 235,290 0 .63 (e) 0 .46 (c) ,(e) 3 .15 31 .5
( 13 .65 ) 198,684 0 .53 (e) 0 .47 (c) ,(e) 2 .68 38 .9
4 .05 217,309 0 .54 (e) 0 .51 (c) ,(e) 2 .36 13 .2
2 .70 166,577 0 .54 (e) 0 .51 (c) ,(e) 2 .60 40 .1
10 .34 132,152 0 .54 (e) 0 .51 (c) ,(e) 3 .35 42 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
CORE FIXED INCOME FUND
Class A shares
2023 $ 8.19 $ 0.22 ( $ 0.22 ) $ – ( $ 0.24) ( $ 0.24) $ 7.95
2022 9.95 0.16 (1.72) (1.56) (0.20) (0.20) 8.19
2021 10.17 0.13 (0.16) (0.03) (0.19) (0.19) 9.95
2020 9.78 0.18 0.43 0.61 (0.22) (0.22) 10.17
2019 9.18 0 .24 0.64 0.88 (0.28) (0.28) 9.78
Class J shares
2023 8.21 0.23 (0.22) 0.01 (0.25) (0.25) 7.97
2022 9.98 0.17 (1.72) (1.55) (0.22) (0.22) 8.21
2021 10.19 0.15 (0.15) – (0.21) (0.21) 9.98
2020 9.81 0.19 0.43 0.62 (0.24) (0.24) 10.19
2019 9.20 0.25 0.65 0.90 (0.29) (0.29) 9.81
Institutional shares
2023 8.22 0.24 (0.21) 0.03 (0.27) (0.27) 7.98
2022 9.99 0.18 (1.72) (1.54) (0.23) (0.23) 8.22
2021 10.20 0.16 (0.15) 0.01 (0.22) (0.22) 9.99
2020 9.81 0.20 0.44 0.64 (0.25) (0.25) 10 .20
2019 9.20 0.27 0.65 0.92 (0.31) (0.31) 9.81
R-1 shares
2023 8.22 0.18 (0.22) (0.04) (0.20) (0.20) 7.98
2022 9.99 0.11 (1.72) (1.61) (0.16) (0.16) 8.22
2021 10.20 0.08 (0.15) (0.07) (0.14) ( 0 .14) 9.99
2020 9.82 0.13 0.42 0.55 (0.17) (0.17) 10.20
2019 9.21 0.20 0.65 0.85 (0.24) (0.24) 9 .82

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(0.10) % (b) $ 201,448 0.79% – % 2.57% 9.9%
(15.89) (b),(c) 199,804 0.76 – 1.71 13.7
(0.18) (b),(c) 293,606 0.78 – 1.30 15.8
6.32 (b) 337,294 0.82 – 1.77 21.0
9.73 (b) 261,383 0.88 – 2.52 19.8
0.04 (b) 79,226 0.65 (d) 0.67 (e) 2.70 9.9
(15.74) (b) 84,794 0.62 (d) 0.64 (e) 1.85 13.7
(0.05) (b) 114,866 0.64 (d) 0.66 (e) 1.44 15.8
6.34 (b) 132,319 0.68 (d) 0.71 (e) 1.91 21.0
9.94 (b) 97,925 0.77 (d) 0.80 (e) 2.64 19.8
0.23 785,524 0.46 (f) – 2.90 9.9
(15.60) 636,066 0.47 (f) – 2.00 13.7
0.06 770,550 0.54 (f) – 1.55 15.8
6.56 674,265 0.58 (f) – 2.02 21.0
10.14 519,888 0.58 (f) – 2.82 19.8
(0.56) 6,277 1.26 – 2.09 9.9
(16.27) 7,203 1.26 – 1.20 13.7
(0.69) 11,332 1.29 – 0.79 15.8
5.65 12,967 1.33 – 1.28 21.0
9.28 15,209 1.36 – 2.07 19.8
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
CORE FIXED INCOME FUND
R-3 shares
2023 $ 8.24 $ 0.20 ( $ 0.21) ( $ 0.01) ( $ 0.23) ( $ 0.23) $ 8.00
2022 10.01 0.14 (1.72) (1.58) (0.19) (0.19) 8.24
2021 10.22 0.11 (0.15) (0.04) (0.17) (0.17) 10.01
2020 9.83 0.16 0.43 0.59 (0.20) (0.20) 10.22
2019 9.22 0.23 0.64 0.87 (0.26) (0.26) 9.83
R-4 shares
2023 8.23 0.22 (0.21) 0.01 (0.24) (0.24) 8.00
2022 10.00 0.16 (1.73) (1.57) (0.20) (0.20) 8.23
2021 10.21 0.13 (0.15) (0.02) (0.19) (0.19) 10.00
2020 9.83 0.18 0.42 0.60 (0.22) (0.22) 10.21
2019 9 .22 0.24 0.65 0.89 (0.28) (0.28) 9.83
R-5 shares
2023 8.21 0.23 (0.21) 0.02 (0.26) (0.26) 7.97
2022 9.98 0 .17 (1.73) (1.56) (0.21) (0.21) 8.21
2021 10.19 0.14 (0.15) (0.01) (0.20) (0.20) 9.98
2020 9.81 0.19 0 .42 0.61 (0.23) (0.23) 10.19
2019 9.20 0.25 0.65 0.90 (0.29) (0.29) 9.81
R-6 shares
2023 8.21 0.25 (0.21) 0 .04 (0.28) (0.28) 7.97
2022 9.98 0.19 (1.72) (1.53) (0.24) (0.24) 8.21
2021 10.19 0.17 (0.15) 0.02 (0.23) (0.23) 9.98
2020 9.80 0.21 0.44 0.65 (0.26) (0.26) 10.19
2019 9.20 0.27 0.65 0.92 (0.32) (0.32) 9.80

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
(0 .25) % $ 9,070 0.95% 2.40% 9.9%
(15.97) 10,025 0.95 1.52 13.7
(0.38) 12,325 0.98 1.10 15.8
6.07 19,911 1.02 1.59 21.0
9.61 24,860 1.05 2.38 19.8
0.06 3,128 0.76 2.59 9.9
(15.83) 10,822 0.76 1.71 13 .7
(0.19) 14,605 0.79 1.29 15.8
6.17 13,116 0.83 1.77 21.0
9.82 17,519 0.86 2.57 19.8
0.06 19,969 0.64 2.72 9.9
(15.76) 18,198 0.64 1.81 13.7
(0.07) 32,242 0.67 1.41 15.8
6.31 38,478 0.71 1.89 21.0
9.97 35,845 0.74 2.68 19.8
0.32 8,552,003 0.38 2.97 9.9
(15.54) 8,288,998 0.38 2.10 13.7
0.18 9,159,603 0.41 (b) 1.67 15.8
6.69 8,278,200 0.45 (b) 2.15 21.0
10.14 5,666,716 0.48 (b) 2.86 19.8
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
CORE PLUS BOND FUND
Class A shares
2023 $ 8.84 $ 0.29 ( $ 0.35) ( $ 0.06) ( $ 0.27) $ – ( $ 0.27) $ 8.51
2022 10.99 0.20 (2.05) (1.85) (0.17) (0.13) (0.30) 8.84
2021 11.57 0.17 (0.03) 0.14 (0.19) (0.53) (0.72) 10.99
2020 11.13 0.24 0.54 0.78 (0.34) – (0.34) 11.57
2019 10.36 0.30 0.78 1.08 (0.31) – (0.31) 11.13
Class J shares
2023 8.91 0.28 (0.35) ( 0 .07) (0.26) – (0.26) 8.58
2022 11.08 0.20 (2.07) (1.87) (0.17) (0.13) (0.30) 8.91
2021 11.66 0.18 (0.03) 0.15 (0.20) (0.53) (0.73) 11.08
2020 11.21 0.25 0.54 0.79 (0.34) – (0.34) 11.66
2019 10.43 0.30 0.79 1.09 (0.31) – (0.31) 11.21
Institutional shares
2023 8.84 0.31 (0.35) (0.04) (0.29) – (0.29) 8.51
2022 10.98 0.23 (2.04) (1.81) (0.20) (0.13) (0.33) 8.84
2021 11.57 0.21 (0.04) 0.17 (0.23) (0.53) (0.76) 10.98
2020 11.13 0.28 0.53 0.81 (0.37) – (0.37) 11.57
2019 10.35 0.34 0.79 1.13 (0.35) – (0.35) 11.13
R-1 shares
2023 8.83 0.24 (0.35) (0.11) (0.22) – (0.22) 8.50
2022 10.98 0.15 (2.05) (1.90) (0.12) (0.13) (0.25) 8.83
2021 11.56 0.11 (0.02) 0.09 (0.14) (0.53) (0.67) 10.98
2020 11.13 0.19 0.52 0.71 (0.28) – (0.28) 11.56
2019 10.35 0.25 0.79 1.04 (0.26) – (0.26) 11.13

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(0.83) % (b) $ 65,589 0.84% (c) – % 3.16% 156.0%
(17.03) (b) 69,698 0 .84 (c) – 2.04 160.7
1.24 (b) 94,268 0.84 (c) – 1.54 181.5
6.98 (b),(d) 100,498 0.88 (c) – 2.12 167.0
10.63 (b),(d) 89,060 0.88 (c) – 2.75 138.6
(0.93) (b) 94,195 0.94 (e) 0.98 (f) 3.06 156.0
(17.08) (b) 103,790 0.85 (e) 0.93 (f) 2.04 160 .7
1.25 (b) 142,242 0.82 (e) 0.91 (f) 1.56 181.5
7.07 (b),(d) 155,238 0.83 (e) 0.92 (f) 2.17 167.0
10.66 (b),(d) 137,858 0.88 (e) 0.97 (f) 2.76 138.6
(0.44) (d) 330,432 0.56 (c) – 3.44 156.0
(16.89) (d) 350,465 0.56 (c) – 2.34 160.7
1.54 (d) 398,554 0.56 (c) – 1.85 181.5
7.41 318,810 0.57 (c) – 2.44 167.0
11.10 1,156,182 0.46 (c) – 3.18 138.6
(1.36) 2,834 1.38 (c) – 2.61 156.0
(17.50) 3,181 1.38 (c) – 1.51 160.7
0.71 3,719 1.38 (c) – 1.03 181.5
6.45 4,234 1.38 (c) – 1.65 167.0
10.15 4,758 1.33 (c) – 2.30 138.6
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(f) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
CORE PLUS BOND FUND
R-3 shares
2023 $ 8.77 $ 0.26 ( $ 0.34) ( $ 0.08) ( $ 0 .25) $ – ( $ 0.25) $ 8.44
2022 10.91 0.18 (2.04) (1.86) (0.15) (0.13) (0.28) 8.77
2021 11.49 0.15 (0.03) 0.12 (0.17) (0.53) (0.70) 10.91
2020 11.06 0.22 0.52 0.74 (0.31) – (0.31) 11.49
2019 10.29 0.28 0 .78 1.06 (0.29) – (0.29) 11.06
R-4 shares
2023 8.98 0.29 (0.36) (0.07) (0.26) – (0.26) 8.65
2022 11 .16 0.20 (2.08) (1.88) (0.17) (0.13) (0.30) 8.98
2021 11.74 0.17 (0.03) 0.14 (0.19) (0.53) (0.72) 11.16
2020 11.29 0.25 0.53 0.78 (0.33) – (0.33) 11.74
2019 10.50 0.30 0.80 1.10 (0.31) – (0.31) 11.29
R-5 shares
2023 8.78 0.29 (0.33) (0.04) (0.28) – (0.28) 8.46
2022 10.92 0.21 (2.04) (1.83) (0.18) (0.13) (0.31) 8.78
2021 11.50 0.18 (0.03) 0.15 (0.20) (0.53) (0.73) 10.92
2020 11.07 0.25 0.53 0.78 (0.35) – (0.35) 11.50
2019 10.30 0.31 0.79 1.10 (0.33) – (0.33) 11.07

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
(1.06) % $ 14,967 1.07% (b) 2.93% 156.0%
(17.25) 13,893 1.07 (b) 1.81 160.7
1.03 20,465 1.07 (b) 1.33 181.5
6.83 20,466 1.07 (b) 1.93 167.0
10.45 17,923 1.02 (b) 2.61 138.6
(0.86) 4,425 0.88 (b) 3.11 156.0
(17.08) 5,015 0.88 (b) 2.00 160.7
1.19 6,969 0.88 (b) 1.52 181 .5
7.06 8,449 0.88 (b) 2.16 167.0
10.63 11,540 0.83 (b) 2.79 138 .6
(0.64) 37,949 0.76 (b) 3.24 156.0
(16.98) 38,423 0.76 (b) 2.16 160.7
1.34 44,691 0.76 (b) 1.64 181.5
7 .15 49,176 0.76 (b) 2.23 167.0
10.78 38,543 0.71 (b) 2.93 138.6
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Tax Return
of Capital
Distribution
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED INCOME FUND
Class A shares
2023 $ 11.58 $ 0.70 ( $ 0.35) $ 0.35 ( $ 0.67) $ – ( $ 0.67) $ 11.26
2022 13.87 0.55 (2.27) (1.72) (0.56) (0.01) (0.57) 11.58
2021 12.57 0.56 1.32 1.88 (0.58) – (0.58) 13.87
2020 13.72 0.60 (1.15) (0.55) (0.56) (0.04) (0.60) 12.57
2019 13.20 0.69 0.48 1.17 (0.65) – (0.65) 13.72
Class C shares
2023 11.51 0.61 (0.35) 0.26 (0.58) – (0.58) 11.19
2022 13.78 0.45 (2.25) (1.80) (0.47) – (0.47) 11.51
2021 12.49 0.47 1.29 1.76 (0.47) – (0.47) 13.78
2020 13.63 0.50 (1.14) (0.64) (0.47) (0.03) (0.50) 12.49
2019 13.12 0.58 0.47 1.05 (0.54) – (0.54) 13.63
Institutional shares
2023 11.52 0.74 (0.35) 0.39 (0.71) – (0.71) 11.20
2022 13.79 0.59 (2.24) (1.65) (0.61) (0.01) (0.62) 11.52
2021 12.50 0.61 1.31 1.92 (0.63) – (0.63) 13.79
2020 13.66 0.64 (1.16) (0.52) (0.60) (0.04) (0.64) 12.50
2019 13.14 0.73 0.48 1.21 (0.69) – (0.69) 13.66
R-6 shares
2023 11.51 0.73 (0.33) 0.40 (0.72) – (0.72) 11.19
2022 13.78 0.58 (2.23) (1.65) (0.61) (0.01) (0.62) 11.51
2021 12.49 0.62 1.30 1.92 (0.63) – (0.63) 13.78
2020 13.64 0.64 (1.15) (0.51) (0.60) (0.04) (0.64) 12.49
2019 13.14 0.73 0.46 1.19 (0.69) – (0.69) 13.64

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to Average
Net Assets (Excluding
Dividends and Interest
Expense)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
2.98% (b) $ 1,024,316 1.03% (c) N/A 5.95% 75.1%
(12.68) (b) 1,156,493 1.01% (c) N/A 4.31 72.1
15.13 (b) 1,475,288 1.02 (c) N/A 4.10 93.6
(4.01) (b),(d) 1,246,664 1.01 (c) N/A 4.69 79.7
9.17 (b),(d) 1,422,501 1.02 (c) 1.02 (c),(e) 5.10 87.3
2.18 (b) 168,004 1.79 (c) N/A 5.17 75.1
(13.30) (b) 269,493 1.77 (c) N/A 3.50 72.1
14.24 (b) 469,597 1.76 (c) N/A 3.48 93.6
(4.71) (b),(d) 828,186 1.77 (c) N/A 3.94 79.7
8.30 (b),(d) 1,403,821 1.79 (c) 1.79 (c),(e) 4.36 87.3
3.36 1,341,117 0.68 (c) N/A 6.30 75.1
(12.31) 1,769,364 0.68 (c) N/A 4.63 72.1
15.52 2,448,424 0.68 (c) N/A 4.48 93.6
(3.71) 2,686,381 0.68 (c) N/A 5.03 79.7
9.49 4,658,602 0.69 (c) 0.69 (c),(e) 5.43 87.3
3.37 104,419 0.67 (c) N/A 6.25 75.1
(12.31) 43,433 0.67 (c) N/A 4.49 72.1
15.54 101,194 0.68 (c) N/A 4.54 93.6
(3.70) (d) 133,451 0.67 (c) N/A 5.04 79.7
9.43 (d) 250,055 0.67 (c) 0.67 (c),(e) 5.42 87.3
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Excludes dividends and interest expense on short sales and short sale fees and reverse repurchase agreement expense. See "Operating Policies" in notes to financial statements.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED INTERNATIONAL FUND
Class A shares
2023 $ 10.77 $ 0.16 $ 1.01 $ 1.17 ( $ 0.07) $ – ( $ 0.07) $ 11.87
2022 16.33 0.21 (3.85) (3.64) (0.50) (1.42) (1.92) 10.77
2021 12.74 0.18 3.52 3.70 (0.11) – (0.11) 16.33
2020 12.52 0.11 0.34 0.45 (0.23) – (0.23) 12 .74
2019 12.26 0.18 0.79 0.97 (0.15) (0.56) (0.71) 12.52
Class J shares
2023 10.62 0.17 1.00 1 .17 (0.09) – (0.09) 11.70
2022 16.13 0.22 (3.79) (3.57) (0.52) (1.42) (1.94) 10.62
2021 12.58 0.20 3.48 3.68 (0.13) – (0.13) 16.13
2020 12.37 0.12 0.34 0.46 (0.25) – (0.25) 12.58
2019 12.13 0.19 0.78 0.97 (0.17) (0.56) (0.73) 12.37
Institutional shares
2023 10.71 0.21 1.01 1.22 (0.12) – (0.12) 11.81
2022 16.25 0.25 (3.82) (3.57) (0.55) (1.42) (1.97) 10.71
2021 12.68 0.24 3.49 3.73 (0.16) – (0.16) 16.25
2020 12.47 0.15 0.34 0.49 (0.28) – (0.28) 12.68
2019 12.23 0.09 0.93 1.02 (0.22) (0.56) (0.78) 12.47
R-1 shares
2023 10.72 0.11 1.01 1.12 (0.02) – (0.02) 11.82
2022 16.25 0.15 (3.83) (3.68) (0.43) (1.42) (1.85) 10.72
2021 12.68 0.11 3.52 3.63 (0.06) – (0.06) 16.25
2020 12.46 0.06 0.33 0.39 (0.17) – (0.17) 12.68
2019 12.20 0.14 0.79 0.93 (0.11) (0.56) (0.67) 12.46

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
10.89% (b) $ 197,169 1.29% (c) – % 1.28% 42.2%
(25.02) (b) 193,894 1.23 (c) – 1.65 57.0
29.16 (b) 267,701 1.18 – 1.16 48.7
3.59 (b) 209,868 1.20 (d) – 0.90 45.1
8.93 (b) 217,243 1.27 (d) – 1.52 51.0
11.01 (b) 133,313 1.17 (c),(e) 1.19 (f) 1.41 42.2
(24.93) (b) 125,792 1.12 (c),(e) 1.14 (f) 1.76 57.0
29.35 (b) 178,815 1.05 (e) 1.08 (f) 1.28 48.7
3.67 (b) 143,722 1.09 (e) 1.15 (f) 1.01 45.1
9.03 (b) 153,026 1.16 (e) 1.27 (f) 1.63 51.0
11.40 388,034 0.88 (c),(d) – 1.70 42.2
(24.77) 402,288 0.88 (c),(d) – 1.99 57.0
29.63 (g) 557,003 0.85 (d) – 1.50 48.7
3.86 (g) 400,116 0.85 (d) – 1.26 45.1
9.43 357,306 0.79 (d) – 0.81 51.0
10.45 1,870 1.67 (c) – 0.94 42.2
(25.32) 2,144 1.66 (c) – 1.19 57.0
28 .65 3,061 1.63 – 0.68 48.7
3.12 2,905 1.61 (d) – 0.47 45.1
8.50 3,655 1.63 (d) – 1.16 51.0
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Includes 0.03% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(d) Reflects Manager's contractual expense limit.
(e) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(f) Excludes expense reimbursement from Manager and/or Distributor.
(g) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
DIVERSIFIED INTERNATIONAL FUND
R-3 shares
2023 $ 10.74 $ 0.15 $ 1.00 $ 1.15 ( $ 0.05) $ – ( $ 0.05) $ 11.84
2022 16.28 0.19 (3.83) (3.64) (0.48) (1.42) (1.90) 10.74
2021 12.70 0.17 3.51 3.68 (0.10) – (0.10) 16.28
2020 12.49 0.10 0.33 0.43 (0.22) – (0.22) 12.70
2019 12.21 0.18 0.79 0.97 (0.13) (0.56) (0.69) 12.49
R-4 shares
2023 10.93 0.18 1.02 1.20 (0.08) – (0.08) 12.05
2022 16.52 0.22 (3.89) (3.67) (0.50) (1.42) (1.92) 10.93
2021 12.88 0.18 3.57 3.75 (0.11) – (0.11) 16.52
2020 12.66 0.12 0.34 0.46 (0.24) – (0.24) 12.88
2019 12.38 0.19 0.81 1.00 (0.16) (0.56) (0.72) 12.66
R-5 shares
2023 10.89 0.18 1.02 1.20 (0.09) – (0.09) 12.00
2022 16.48 0.23 (3.88) (3.65) (0.52) (1.42) (1.94) 10.89
2021 12.85 0.21 3.56 3.77 (0.14) – (0.14) 16.48
2020 12.64 0.14 0.33 0.47 (0.26) – (0.26) 12.85
2019 12.37 0.21 0.80 1.01 (0.18) (0.56) (0.74) 12.64
R-6 shares
2023 10.73 0.22 1.00 1.22 (0.13) – (0.13) 11.82
2022 16.27 0.26 (3.82) (3.56) (0.56) (1.42) (1.98) 10.73
2021 12.69 0.23 3.52 3.75 (0.17) – (0.17) 16.27
2020 12.48 0.17 0.34 0.51 (0.30) – (0.30) 12.69
2019(d) 11.76 0.21 0.51 0.72 – – – 12.48

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
10.77% $ 9,612 1.36% (b) 1.19% 42.2%
(25.09) 9,164 1.35 (b) 1.50 57.0
29.03 14,118 1.32 1.06 48.7
3.38 10,932 1.30 (c) 0.78 45.1
8.88 12,322 1.32 (c) 1.48 51.0
10.99 5,379 1.17 (b) 1.44 42.2
(24.92) 6,467 1.16 (b) 1.69 57.0
29.21 10,683 1.13 1.15 48.7
3.65 10,680 1.11 (c) 0.98 45.1
9.09 17,271 1.13 (c) 1.54 51.0
11.10 17,975 1.05 (b) 1.49 42.2
(24.85) 23,589 1.04 (b) 1.76 57.0
29.41 41,789 1.01 1.35 48.7
3.72 32,242 0.99 (c) 1.11 45.1
9.21 41,586 1.01 (c) 1.78 51.0
11.40 3,725,314 0.79 (b),(c) 1.78 42.2
(24.66) 3,254,802 0.78 (b),(c) 2.08 57.0
29.71 4,491,999 0.74 (c) 1.51 48.7
4.03 10,370,769 0.73 (c) 1.38 45.1
6.12 (e) 11,175,055 0.73 (c),(f) 2.68 (f) 51.0
(a) Calculated based on average shares outstanding during the period.
(b) Includes 0.03% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(c) Reflects Manager's contractual expense limit.
(d) Period from March 1, 2019, date operations commenced, through October 31, 2019.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
EQUITY INCOME FUND
Class A shares
2023 $ 35.30 $ 0.69 ( $ 0.88) ( $ 0.19) ( $ 0.67) ( $ 1.35) ( $ 2.02) $ 33.09
2022 41.63 0.56 (4.79) (4.23) (0.49) (1.61) (2.10) 35.30
2021 30.66 0.51 10.94 11.45 (0.48) – (0.48) 41.63
2020 33.25 0.55 (1.68) (1.13) (0.51) (0.95) (1.46) 30.66
2019 30.97 0.56 3.75 4.31 (0.60) (1.43) (2.03) 33.25
Class C shares
2023 34.23 0.41 ( 0 .85) (0.44) (0.40) (1.35) (1.75) 32.04
2022 40.42 0.26 (4.63) (4.37) (0.21) (1.61) (1.82) 34.23
2021 29.78 0.22 10.62 10.84 (0.20) – (0.20) 40.42
2020 32.33 0.31 (1.62) (1.31) (0.29) (0.95) (1.24) 29.78
2019 30.17 0.32 3.64 3.96 (0.37) (1.43) (1.80) 32.33
Class J shares
2023 35.34 0.73 (0.89) (0.16) (0.70) ( 1 .35) (2.05) 33.13
2022 41.68 0.60 (4.80) (4.20) (0.53) (1.61) (2.14) 35.34
2021 30.70 0.55 10.94 11.49 (0.51) – (0.51) 41.68
2020 33.29 0.57 (1.69) (1.12) (0.52) (0.95) (1.47) 30.70
2019 31.01 0.56 3.76 4.32 (0.61) (1.43) (2.04) 33.29
Institutional shares
2023 35.36 0.82 (0.89) (0.07) (0.80) (1.35) (2.15) 33.14
2022 41.69 0.69 (4.79) (4.10) (0.62) (1.61) (2.23) 35.36
2021 30.71 0 .64 10.95 11.59 (0.61) – (0.61) 41.69
2020 33.31 0.66 (1.68) (1.02) (0.63) (0.95) (1.58) 30.71
2019 31.02 0.68 3.76 4.44 (0.72) (1.43) (2.15) 33.31

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(0.83) % (b) $ 1,078,315 0.87% – % 1.96% 13.3%
(10.64) (b) 1,176,246 0.86 – 1.48 16.9
37.51 (b) 1,424,668 0.86 – 1.33 22.0
(3.49) (b) 1,049,990 0.88 – 1.79 16.9
15.12 (b) 1,200,974 0.91 – 1.81 21.5
(1.59) (b) 72,774 1.65 – 1.20 13.3
(11.33) (b),(c) 97,145 1.62 – 0.72 16 .9
36.49 (b),(c) 125,768 1.61 – 0.61 22.0
(4.23) (b) 120,112 1.63 – 1.05 16.9
14.26 (b) 155,071 1.65 – 1.08 21.5
(0.75) (b) 70,291 0.79 (d) 0.81 (e) 2.05 13.3
(10.55) (b) 76,630 0.77 (d) 0.79 (e) 1.58 16.9
37.60 (b) 86,651 0.77 (d) 0.79 (e) 1.42 22.0
(3.44) (b) 61,063 0.82 (d) 0.85 (e) 1.84 16.9
15.16 (b) 69,728 0.90 (d) 0.93 (e) 1.81 21.5
(0.50) 6,448,013 0.52 (f) – 2.32 13.3
(10.32) (c) 7,731,338 0.52 (f) – 1.82 16.9
37.97 (c) 9,001,763 0.52 (f) – 1.68 22.0
(3.14) 6,372,962 0.52 (f) – 2.14 16.9
15.57 6,190,503 0.52 (f) – 2.19 21.5
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
EQUITY INCOME FUND
R-1 shares
2023 $ 35.14 $ 0.52 ( $ 0.89) ( $ 0.37) ( $ 0 .47) ( $ 1.35) ( $ 1.82) $ 32.95
2022 41.43 0.36 (4.76) (4.40) (0.28) (1.61) (1.89) 35.14
2021 30.52 0.31 10.88 11.19 (0.28) – (0.28) 41.43
2020 33.10 0.39 (1.66) (1.27) (0.36) (0.95) (1.31) 30.52
2019 30.84 0.41 3.74 4.15 (0.46) (1.43) (1.89) 33.10
R-3 shares
2023 35.18 0.62 (0.88) (0.26) (0.60) (1.35) (1.95) 32.97
2022 41.49 0.48 (4.77) (4.29) (0.41) (1.61) (2.02) 35.18
2021 30.56 0.43 10.90 11.33 (0.40) – (0.40) 41.49
2020 33.14 0.49 (1.67) (1.18) (0.45) (0.95) (1.40) 30.56
2019 30.87 0.52 3.72 4.24 (0.54) (1.43) (1.97) 33.14
R-4 shares
2023 35.26 0.69 (0.89) (0.20) (0.66) (1.35) (2.01) 33.05
2022 41.58 0.55 (4.78) (4.23) (0.48) (1.61) (2.09) 35.26
2021 30.62 0.50 10.93 11.43 (0.47) – (0.47) 41.58
2020 33.21 0.54 (1.67) (1.13) (0.51) (0.95) (1.46) 30.62
2019 30.94 0.57 3.73 4.30 (0.60) (1.43) (2.03) 33.21
R-5 shares
2023 35.31 0.73 (0.88) (0.15) (0.71) (1.35) ( 2 .06) 33.10
2022 41.64 0.60 (4.79) (4.19) (0.53) (1.61) (2.14) 35.31
2021 30.67 0.55 10.93 11.48 (0.51) – (0.51) 41.64
2020 33.26 0.58 (1.67) (1.09) (0.55) (0.95) (1.50) 30.67
2019 30.98 0.61 3.74 4.35 ( 0 .64) (1.43) (2.07) 33.26

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
(1.34) % $ 1,109 1.39% 1.46% 13.3%
(11.09) 1,942 1.39 0.96 16.9
36.76 2,957 1.38 0.80 22.0
(3.99) 2,424 1.39 1.27 16.9
14.59 2,746 1.39 1.34 21.5
(1.05) 25,777 1.08 1.77 13.3
(10.81) 30,045 1.08 1.27 16.9
37.21 33,754 1.07 1.12 22.0
(3.68) 24,058 1.08 1.59 16.9
14.92 31,298 1.08 1.68 21.5
(0.85) 21,869 0.89 1.95 13.3
(10.65) 27,590 0.89 1.45 16.9
37.48 32,675 0.88 1.30 22.0
(3.50) 28,701 0.89 1.76 16.9
15.11 36,352 0.89 1.83 21.5
(0.73) 127,806 0.77 2.07 13.3
(10.54) 147,468 0.77 1.57 16.9
37.62 179,232 0.76 1.43 22.0
(3.37) 129,146 0.77 1.89 16.9
15.28 158,549 0.77 1.95 21.5
(a) Calculated based on average shares outstanding during the period.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset
Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Tax Return
of Capital
Distribution
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
FINISTERRE EMERGING MARKETS TOTAL RETURN BOND FUND
Institutional shares
2023 $ 7.92 $ 0.61 $ 0.26 $ 0.87 ( $ 0.54) $ – $ – ( $ 0.54) $ 8.25
2022 10.28 0.49 (2.21) (1.72) (0.64) – – (0.64) 7.92
2021 10.24 0.39 0.07 0.46 (0.29) (0.09) (0.04) (0.42) 10.28
2020 10.51 0.39 (0.09) 0.30 (0.40) (0.17) – (0.57) 10.24
2019 9.81 0.43 0.76 1.19 (0.49) – – (0.49) 10.51

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
10.97% $ 447,683 0.85% (b) 7.02% 139.8%
(17.17) 378,572 0.84 (b) 5.24 117.4
4.47 770,197 0.85 (b) 3.69 170.3
2.90 226,511 0.85 (b) 3.78 285.3
12.52 241,465 0.87 (b) 4.21 312.5
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
GLOBAL EMERGING MARKETS FUND
Class A shares
2023 $ 20.06 $ 0.28 $ 2.59 $ 2.87 ( $ 0.24) $ – ( $ 0.24) $ 22.69
2022 31.87 0.37 (10.12) (9.75) (0.31) (1.75) (2.06) 20.06
2021 26.98 0.20 4.73 4.93 (0.04) – (0.04) 31.87
2020 25.02 0.13 2.55 2.68 (0.44) (0.28) (0.72) 26.98
2019 24.03 0.47 1.20 1.67 (0.17) (0.51) (0.68) 25.02
Class J shares
2023 19.23 0.30 2 .47 2.77 (0.28) – (0.28) 21.72
2022 30.64 0.38 (9.67) (9.29) (0.37) (1.75) (2.12) 19.23
2021 25.94 0.25 4.53 4.78 (0.08) – (0.08) 30.64
2020 24.09 0.17 2.45 2.62 (0.49) (0.28) (0.77) 25.94
2019 23.15 0.48 1.16 1.64 (0.19) (0.51) (0.70) 24.09
Institutional shares
2023 19.86 0.36 2.54 2.90 (0.32) – (0.32) 22.44
2022 31.58 0.47 (10.01) (9.54) (0.43) (1.75) (2.18) 19.86
2021 26.72 0.32 4.66 4.98 (0.12) – (0.12) 31.58
2020 24.78 0.22 2.54 2.76 (0.54) (0.28) (0.82) 26.72
2019 23.83 0.58 1.14 1.72 (0.26) (0.51) (0.77) 24.78
R-1 shares
2023 19.70 0.16 2.55 2.71 (0.14) – (0.14) 22.27
2022 31.32 0.24 (9.93) (9.69) (0.18) (1.75) (1.93) 19.70
2021 26.60 0.06 4.66 4.72 – – – 31.32
2020 24.66 0.02 2.50 2.52 (0.30) (0.28) (0.58) 26.60
2019 23.66 0.34 1.20 1.54 (0.03) (0.51) (0.54) 24.66

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
14.33% (b) $ 63,629 1.47% (c) – % 1.20% 32.4%
(32.46) (b) 60,893 1.55 (c) – 1.44 34.7
18.27 (b) 91,585 1.56 (c),(d) – 0.63 43.9
10.84 (b),(e) 76,952 1.55 (c) – 0.55 53.9
7.22 (b) 77,559 1.57 (c) – 1.91 148.3
14.46 (b) 65,679 1.31 (f) 1.59 (g) 1.35 32.4
(32.31) (b) 61,730 1.37 (f) 1.52 (g) 1.58 34.7
18.46 (b) 99,899 1.38 (d),(f) 1.48 (g) 0.80 43.9
11.01 (b),(e) 89,271 1.37 (f) 1.62 (g) 0.73 53.9
7.41 (b) 88,924 1.41 (f) 1.78 (g) 2.06 148.3
14.66 67,145 1.12 (c) – 1.54 32.4
(32.20) 60,449 1.20 (c) – 1.90 34.7
18.66 73,485 1.21 (c),(d) – 0.98 43.9
11.21 (e),(h) 62,738 1.20 (c) – 0 .90 53.9
7.60 (h) 111,045 1.22 (c) – 2.39 148.3
13.75 1,081 1.97 – 0.70 32.4
(32.73) 1,114 2.00 – 0.97 34.7
17 .74 1,702 1.99 (d) – 0.20 43.9
10.29 (e) 1,458 2.02 (c) – 0.06 53.9
6.72 1,970 2.04 (c) – 1.41 148.3
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(e) During the year ended October 31, 2020, the fund experienced a significant one time gain of approximately $0.11/share as a result of a settlement in a litigation proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
GLOBAL EMERGING MARKETS FUND
R-3 shares
2023 $ 19.79 $ 0.23 $ 2.56 $ 2.79 ( $ 0.21) $ – ( $ 0.21) $ 22.37
2022 31.46 0.31 (9.96) (9.65) (0.27) (1.75) (2.02) 19.79
2021 26.64 0.17 4.65 4 .82 – – – 31.46
2020 24.72 0.09 2.52 2.61 (0.41) (0.28) (0.69) 26.64
2019 23.70 0.41 1.20 1.61 (0.08) (0.51) (0.59) 24.72
R-4 shares
2023 19.94 0.28 2.56 2.84 (0.24) – (0.24) 22.54
2022 31.69 0.38 (10.05) (9.67) (0.33) (1.75) (2.08) 19.94
2021 26.82 0.22 4.69 4.91 (0.04) – (0.04) 31.69
2020 24.84 0 .14 2.54 2.68 (0.42) (0.28) (0.70) 26.82
2019 23.83 0.42 1.24 1.66 (0.14) (0.51) (0.65) 24.84
R-5 shares
2023 19.93 0.31 2.56 2.87 (0.28) – (0.28) 22.52
2022 31.66 0.40 (10.02) (9.62) (0.36) (1.75) (2.11) 19.93
2021 26.79 0.26 4.69 4.95 (0.08) – (0.08) 31.66
2020 24.84 0.17 2.54 2.71 (0.48) (0.28) (0.76) 26.79
2019 23.87 0.47 1.21 1.68 (0.20) (0.51) (0.71) 24.84
R-6 shares
2023 19.88 0.35 2.58 2.93 (0.34) – (0.34) 22.47
2022 31.60 0.44 (9.95) (9.51) (0.46) (1.75) (2.21) 19.88
2021 26.74 0.36 4.65 5.01 (0.15) – (0.15) 31.60
2020 24.79 0.26 2.52 2.78 (0.55) (0.28) (0.83) 26.74
2019 23.84 0.15 1.58 1.73 (0.27) (0.51) (0.78) 24.79

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
14.10% $ 4,132 1.66% 1.00% 32.4%
(32.54) 3,733 1.69 1.23 34.7
18.09 6,358 1.68 (b) 0.53 43.9
10.67 (c) 5,693 1.71 (d) 0.39 53.9
7.05 6,052 1.73 (d) 1.70 148.3
14.29 2,099 1.47 1.19 32.4
(32.40) 2,335 1.50 1.51 34.7
18.32 3,585 1.49 (b) 0.69 43.9
10.85 (c),(e) 3,184 1.52 (d) 0.56 53.9
7.28 (e) 4,440 1.54 (d) 1.72 148.3
14.42 4,691 1.35 1.32 32.4
(32.32) 4,563 1.38 1.60 34.7
18.48 8,234 1.37 (b) 0.79 43.9
10.98 (c),(e) 8,537 1.40 (d) 0.68 53.9
7.40 (e) 10,943 1.42 (d) 1.96 148.3
14.81 3,961 1.04 (d) 1.51 32.4
(32.14) (e) 2,165 1.09 (d) 1.71 34.7
18.79 (e) 4,121 1.10 (b),(d) 1.12 43.9
11.31 (c),(e) 3,086 1.09 (d) 1.07 53.9
7.66 (e) 7,834 1.14 (d) 0.63 148.3
(a) Calculated based on average shares outstanding during the period.
(b) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(c) During the year ended October 31, 2020, the fund experienced a significant one time gain of approximately $0.11/share as a result of a settlement in a litigation proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.
(d) Reflects Manager's contractual expense limit.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
GLOBAL REAL ESTATE SECURITIES FUND
Class A shares
2023 $ 7.69 $ 0.16 ( $ 0.54 ) ( $ 0.38) ( $ 0.06) $ – ( $ 0.06) $ 7.25
2022 10.83 0.14 (3.03) (2.89) (0.21) (0.04) (0.25) 7.69
2021 7.98 0 .12 2.80 2.92 (0.07) – (0.07) 10.83
2020 10.11 0.13 (1.83) (1.70) (0.12) (0.31) (0.43) 7.98
2019 8.62 0.12 1.79 1.91 (0.36) (0.06) (0.42) 10.11
Institutional shares
2023 8.37 0.21 (0.58) (0.37) (0.10) – (0.10) 7.90
2022 11.76 0.19 (3.30) (3.11) (0.24) (0.04) (0.28) 8.37
2021 8.64 0.16 3.04 3.20 (0.08) – (0.08) 11.76
2020 10.90 0.17 (1.97) (1.80) (0.15) (0.31) (0.46) 8.64
2019 9.25 0.17 1.93 2.10 (0.39) (0.06) (0.45) 10.90
R-3 shares
2023 8.31 0.16 (0.58) (0.42) (0.05) – (0.05) 7.84
2022 11.68 0.13 (3.26) (3.13) (0.20) (0.04) (0.24) 8.31
2021 8.61 0.12 3.02 3.14 (0.07) – (0.07) 11.68
2020 10.88 0.13 (1.97) (1.84) (0.12) (0.31) (0.43) 8.61
2019 9.24 0.12 1.92 2.04 (0.34) (0.06) (0.40) 10.88
R-4 shares
2023 8.33 0.18 (0.59) (0.41) (0.06) – (0.06) 7.86
2022 11.70 0.15 (3.27) (3.12) (0.21) (0.04) (0.25) 8.33
2021 8.61 0.13 3.03 3.16 ( 0 .07) – (0.07) 11.70
2020 10.88 0.13 (1.96) (1.83) (0.13) (0.31) (0.44) 8.61
2019 9.24 0.14 1.92 2.06 (0.36) (0.06) (0.42) 10.88
R-5 shares
2023 8.35 0.19 (0.59) (0.40) (0.08) – (0.08) 7.87
2022 11.74 0.18 (3.28) ( 3 .10) (0.25) (0.04) (0.29) 8.35
2021 8.64 0.14 3.03 3.17 (0.07) – (0.07) 11.74
2020 10.90 0.14 (1.95) ( 1 .81) (0.14) (0.31) (0.45) 8.64
2019 9.26 0.14 1.94 2.08 (0.38) (0.06) (0.44) 10.90
R-6 shares
2023 8.38 0.22 (0.59) (0.37) (0.10) – (0.10) 7.91
2022 11.77 0.19 (3.29) (3.10) (0.25) (0.04) (0.29) 8.38
2021 8 .64 0.17 3.04 3.21 (0.08) – (0.08) 11.77
2020 10.90 0.18 (1.98) (1.80) (0.15) (0.31) (0.46) 8.64
2019 9.25 0.17 1.94 2.11 (0.40) (0.06) (0.46) 10.90

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
(4.98) % (b) $ 55,011 1.36% 2.01% 24.3%
(27.34) (b) 82,943 1.31 1.45 16.8
36.76 (b) 112,900 1.29 1.22 25.9
(17.41) (b) 83,680 1.33 1.48 41.7
22.96 (b) 124,180 1.35 1.28 42.4
(4.54) 1,090,278 0 .94 (c) 2.43 24.3
(27.10) 1,422,719 0.94 (c) 1.79 16.8
37.21 2,394,983 0.94 (c) 1.53 25.9
(17.09) 1,587,908 0.94 (c) 1.87 41.7
23.55 2,203,413 0.94 (c) 1.73 42.4
(5.13) 724 1.45 1.88 24.3
(27.40) 578 1.45 1.27 16.8
36.57 544 1.44 1.11 25.9
(17.51) 379 1.44 1.36 41.7
22.86 385 1.44 1.16 42.4
(4.94) 612 1.26 2.11 24.3
(27.25) 554 1.26 1.48 16.8
36.87 852 1.25 1.25 25.9
(17.37) 581 1.25 1.45 41.7
23.08 44 1.25 1.41 42.4
(4.84) 6,431 1.14 2.24 24.3
(27.13) 5,935 1.14 1.79 16.8
36.91 353 1.13 1.27 25.9
(17.22) 199 1.13 1.57 41.7
23.24 161 1.13 1.36 42.4
(4.59) (d) 650,870 0.89 2.47 24.3
(27.02) 707,703 0.88 (c) 1.84 16.8
37.35 1,585,562 0.87 (c) 1.59 25.9
(17.06) 1,039,109 0.88 (c) 1.92 41 .7
23.63 1,133,581 0.87 (c) 1.72 42.4
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
GOVERNMENT & HIGH QUALITY BOND FUND
Class A shares
2023 $ 8.62 $ 0 .20 ( $ 0.33) ( $ 0.13) ( $ 0.23) ( $ 0.23) $ 8.26
2022 10.32 0.09 (1.66) (1.57) (0.13) (0.13) 8.62
2021 10.59 0.03 (0.18) (0.15) (0.12) (0.12) 10.32
2020 10.52 0.15 0.14 0.29 (0.22) (0.22) 10.59
2019 9.94 0.21 0.63 0.84 (0.26) (0.26) 10.52
Class J shares
2023 8.64 0.20 (0.34) (0.14) (0.22) (0.22) 8.28
2022 10.35 0.09 (1.68) (1.59) (0.12) (0.12) 8.64
2021 10.62 0.03 (0.19) (0.16) (0.11) (0.11) 10.35
2020 10.55 0.15 0.14 0.29 (0.22) (0.22) 10.62
2019 9.97 0.20 0.63 0.83 (0.25) (0.25) 10.55
Institutional shares
2023 8.63 0.23 (0.32) (0.09) (0.26) (0.26) 8.28
2022 10.34 0.11 ( 1 .67) (1.56) (0.15) (0.15) 8.63
2021 10.61 0.06 (0.19) (0.13) (0.14) (0.14) 10.34
2020 10.54 0.18 0.14 0.32 (0.25) (0.25) 10.61
2019 9.96 0.24 0.63 0.87 (0.29) (0.29) 10.54
R-1 shares
2023 8.64 0.16 (0.34) (0.18) (0.19) (0.19) 8.27
2022 10.34 0.04 (1.66) (1.62) (0.08) (0.08) 8.64
2021 10.62 (0.02) (0.20) (0.22) (0.06) (0.06) 10.34
2020 10.55 0.10 0.14 0.24 (0.17) (0.17) 10.62
2019 9.96 0.16 0.64 0.80 (0.21) (0.21) 10.55
R-3 shares
2023 8.64 0.19 (0.33) (0.14) (0.22) (0.22) 8.28
2022 10.34 0.07 (1.66) (1.59) (0.11) (0.11) 8.64
2021 10.62 0.01 (0.19) (0.18) (0.10) (0.10) 10.34
2020 10.55 0.14 0.13 0.27 (0.20) (0.20) 10.62
2019 9.96 0.19 0.64 0.83 (0.24) (0.24) 10.55
R-4 shares
2023 8.64 0.21 (0.32) (0.11) (0.24) (0.24) 8.29
2022 10.35 0.09 (1.68) (1.59) (0.12) (0.12) 8.64
2021 10.62 0.03 (0.18) (0.15) (0.12) (0.12) 10.35
2020 10.55 0.16 0.13 0.29 (0.22) (0.22) 10.62
2019 9.97 0.21 0.63 0.84 (0.26) (0.26) 10.55
R-5 shares
2023 8.64 0.22 (0.32) (0.10) (0.25) (0.25) 8.29
2022 10.35 0.10 (1.67) (1.57) (0.14) (0.14) 8.64
2021 10.62 0.05 (0.19) (0.14) (0.13) (0.13) 10 .35
2020 10.55 0.17 0.14 0.31 (0.24) (0.24) 10.62
2019 9.97 0.22 0.64 0.86 (0.28) (0.28) 10 .55

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(1.65) % (b) $ 145,881 0.85% – % 2.30% 128.0%
(15.37) (b) 172,969 0.78 – 0.94 352.1
(1.44) (b) 229,225 0.77 – 0.32 343.7
2.82 (b) 263,721 0.80 – 1.44 84.3
8.53 (b) 234,134 0.83 0.87 (c) 2.01 23.2
(1.71) (b) 68,323 0.91 (d) 0.93 (c) 2.24 128.0
(15.46) (b) 77,181 0.82 (d) 0.84 (c) 0.90 352.1
(1.47) (b) 99,128 0.80 (d) 0.83 (c) 0.29 343.7
2.79 (b) 117,748 0.82 (d) 0.85 (c) 1.42 84.3
8.45 (b) 108,140 0.88 (d) 0.91 (c) 1.96 23.2
(1.22) 393,944 0.53 (e) – 2.62 128.0
(15.22) 500,833 0.52 (e) – 1.18 352.1
(1.19) 770,058 0.52 (e) – 0.58 343.7
3.09 1,083,668 0.53 (e) – 1.72 84.3
8.84 1,236,943 0.53 (e) – 2.31 23.2
(2.20) 515 1.29 (e) – 1.83 128.0
(15.77) 2,393 1.29 (e) – 0.44 352.1
(2.04) 2,797 1.29 (e) – (0.19) 343.7
2.30 5,048 1.29 (e) – 0.92 84 .3
8.12 3,324 1.29 (e) – 1.55 23.2
(1.78) 3,034 0.98 (e) – 2 .17 128.0
(15.51) 3,656 0.98 (e) – 0.73 352.1
(1.74) 5,493 0.98 (e) – 0.11 343.7
2.62 8,704 0.98 (e) – 1.29 84.3
8.45 11,288 0.98 (e) – 1.86 23.2
(1.47) 1,948 0.79 (e) – 2.36 128.0
(15.43) 5,283 0.79 (e) – 0.93 352.1
(1.46) 7,522 0.79 (e) – 0.31 343.7
2.82 6,419 0.79 (e) – 1.50 84.3
8.55 9,826 0.79 (e) – 2.05 23.2
(1 .36) 8,534 0.67 (e) – 2.48 128.0
(15.33) 8,761 0.67 (e) – 1.02 352.1
(1.34) 16,336 0.67 (e) – 0.43 343.7
2.94 24,044 0.67 (e) – 1.57 84.3
8.67 22,401 0.67 (e) – 2.17 23.2
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Reflects Manager's contractual expense limit.
(e) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
GOVERNMENT MONEY MARKET FUND
Institutional shares
2023 $ 1.00 $ 0.04 $ 0.01 $ 0.05 ( $ 0.05) ( $ 0.05) $ 1.00
2022 1.00 0.01 – 0.01 (0.01) (0.01) 1.00
2021 1.00 – – – – – 1.00
2020 1.00 0.01 – 0.01 (0.01) (0.01) 1.00
2019 1.00 0.02 – 0.02 (0.02) (0.02) 1.00
R-6 shares
2023(e) 1.00 0.04 – 0.04 (0.04) (0.04) 1.00

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment Income
to Average Net Assets
4.71% $ 191,88 8 0.15% (b) 0.16% (c) 3.71%
0.81 2,979,627 0.14 (b) 0.15 (c) 0.73
0.00 3,657,679 0.04 (b) 0.16 (c) 0.00
0.60 3,077,863 0.12 (b) 0.16 (c) 0.60
2.17 3,972,463 0.14 (d) – 2.13
4.35 (f) 2,582,9 39 0.1 4 (b),(g) 0.1 6 (c),(g) 4. 80 (g)
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual and/or voluntary expense limit.
(c) Excludes expense reimbursement from Manager.
(d) Reflects Manager's contractual expense limit.
(e) Period from December 12, 2022, date operations commenced, through October 31, 2023.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
HIGH INCOME FUND
Institutional shares
2023 $ 7.86 $ 0.54 ( $ 0.07) $ 0.47 ( $ 0.59) ( $ 0.59) $ 7.74
2022 9.36 0.45 (1.47) (1.02) (0.48) (0.48) 7.86
2021 9.00 0.47 0.38 0.85 (0.49) (0.49) 9.36
2020 9.30 0.54 (0.29) 0.25 (0.55) (0.55) 9.00
2019 9.45 0.60 (0.13) 0.47 (0.62) (0.62) 9.30

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
5 .89% (b) $ 3,159,560 0.61% (c) 6.81% 35.0%
(10.90) (b) 3,079,579 0.60 (c) 5.27 48.1
9.45 (b) 3,720,936 0.60 (c) 4.99 62.8
2.85 (b) 3,020,358 0.61 (c) 6.04 73.8
5 .22 (b) 3,112,267 0.61 (c) 6.42 56.5
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(d) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
HIGH YIELD FUND
Class A shares
2023 $ 6.29 $ 0.37 $ 0.03 $ 0.40 ( $ 0.38) ( $ 0.38) $ 6.31
2022 7.33 0.32 (1.02) (0.70) (0.34) (0.34) 6.29
2021 7.01 0.32 0.35 0.67 (0.35) (0.35) 7.33
2020 7.15 0.36 (0.13) 0.23 (0.37) (0.37) 7.01
2019 7.11 0.38 0.06 0.44 (0.40) (0.40) 7.15
Class C shares
2023 6.38 0.32 0.02 0.34 (0.32) (0.32) 6.40
2022 7.43 0.27 (1.03) (0.76) (0.29) (0.29) 6.38
2021 7.10 0.28 0.34 0.62 (0.29) (0.29) 7.43
2020 7.23 0.32 (0.13) 0.19 (0.32) (0.32) 7.10
2019 7.19 0.34 0.05 0.39 (0.35) (0.35) 7.23
Institutional shares
2023 6.24 0.39 0.02 0.41 (0.40) (0.40) 6.25
2022 7.27 0.34 (1.01) (0.67) (0.36) (0.36) 6.24
2021 6.96 0.34 0.34 0.68 (0.37) (0.37) 7.27
2020 7.10 0.38 (0.13) 0.25 (0.39) (0.39) 6.96
2019 7.06 0.40 0.06 0.46 (0.42) (0.42) 7.10
R-6 shares
2023 6.24 0.39 0.02 0.41 (0.40) (0.40) 6.25
2022 7.27 0.35 (1.01) (0.66) (0.37) (0.37) 6.24
2021 6.96 0.35 0.34 0.69 (0.38) (0.38) 7.27
2020 7.10 0.38 (0.12) 0.26 (0.40) (0.40) 6.96
2019 7 .06 0.41 0.06 0.47 (0.43) (0.43) 7.10

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
6.31% (b) $ 414,017 0.94% 5.70% 28.0%
(9.71) (b) 426,999 0.91 4.74 33.1
9.64 (b) 539,969 0.91 4.44 63.0
3.39 (b) 513,993 0.91 5.22 77.7
6.36 (b) 615,367 0.94 5.40 49.8
5.37 (b) 29,469 1.75 4.88 28.0
(10.42) (b) 39,928 1.69 3.94 33.1
8.87 (b) 62,973 1.64 3.74 63.0
2.74 (b) 118,320 1.65 4.51 77.7
5.52 (b) 170,730 1.67 4.72 49.8
6.55 1,183,194 0.61 (c) 6.03 28.0
(9.50) (d) 1,140,046 0.61 (c) 5.04 33.1
10.05 (d) 1,535,963 0.61 (c) 4.73 63.0
3.73 1,379,657 0.61 (c) 5.51 77.7
6.76 1,496,764 0.61 (c) 5.75 49.8
6.64 687,216 0.53 6.13 28.0
(9.42) (d) 557,144 0.52 5.12 33.1
10.15 (d) 757,781 0.52 (c) 4.84 63.0
3.82 971,122 0.52 (c) 5.57 77.7
6.86 688,121 0.52 (c) 5.81 49.8
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
INFLATION PROTECTION FUND
Class J shares
2023 $ 7.63 $ 0.25 ( $ 0.33) ( $ 0.08) ( $ 0.46) $ – ( $ 0.46) $ 7.09
2022 9.31 0.53 (1.56) (1.03) (0.36) (0.29) (0.65) 7.63
2021 8.83 0.28 0.24 0.52 (0.04) – (0.04) 9.31
2020 8.22 0.05 0.62 0.67 (0.06) – ( 0 .06) 8.83
2019 7.96 0.08 0.49 0.57 (0.31) – (0.31) 8.22
Institutional shares
2023 8.09 0.30 (0.36) (0.06) (0.49) – (0.49) 7.54
2022 9.83 0.56 (1.62) (1.06) (0.39) (0.29) (0.68) 8.09
2021 9.29 0.29 0.30 0.59 (0.05) – (0.05) 9.83
2020 8.63 0.10 0.66 0.76 (0.10) – (0.10) 9.29
2019 8.33 0.15 0.51 0.66 (0.36) – (0.36) 8.63
R-1 shares
2023 7.44 0.21 (0.33) (0.12) (0.39) – (0.39) 6.93
2022 9.10 0.49 (1.55) (1.06) (0.31) (0.29) (0.60) 7.44
2021 8.65 0.21 0.26 0.47 (0.02) – (0.02) 9.10
2020 8.06 0.02 0.62 0.64 (0.05) – (0.05) 8.65
2019 7.81 0.08 0.47 0.55 (0.30) – (0.30) 8.06
R-3 shares
2023 7.67 0.22 (0.31) (0.09) (0.45) – (0.45) 7.13
2022 9.34 0.50 (1.55) (1.05) (0.33) (0.29) ( 0 .62) 7.67
2021 8.86 0.25 0.26 0.51 (0.03) – (0.03) 9.34
2020 8.25 0.05 0.62 0.67 (0.06) – ( 0 .06) 8.86
2019 7.98 0.10 0.49 0.59 (0.32) – (0.32) 8.25
R-4 shares
2023 7.78 0.26 (0.34) (0.08) (0.45) – (0.45) 7.25
2022 9.50 0.53 (1.59) (1.06) (0.37) (0.29) (0.66) 7.78
2021 8.99 0.20 0.35 0.55 (0.04) – (0.04) 9.50
2020 8.37 0.06 0.63 0.69 (0.07) – (0.07) 8.99
2019 8.09 0.12 0.49 0.61 (0.33) – (0.33) 8.37
R-5 shares
2023 7.90 0.27 (0.35) (0.08) (0.47) – (0.47) 7.35
2022 9.62 0.54 ( 1 .60) (1.06) (0.37) (0.29) (0.66) 7.90
2021 9.10 0.29 0.27 0.56 (0.04) – (0.04) 9.62
2020 8.46 0 .07 0.65 0.72 (0.08) – (0.08) 9.10
2019 8.18 0.12 0.50 0.62 (0.34) – (0.34) 8.46

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(1.18) % (b) $ 13,956 0.78% (c) 0.80% (d) 3.37% 106.3%
(11.90) (b) 18,034 0.73 (c) 0.75 (d) 6.29 108.3
5.85 (b) 16,550 0.85 (c) 0.87 (d) 3.04 67.7
8.15 (b) 9,826 1.03 (c) 1.06 (d) 0.55 80.9
7.37 (b) 6,177 1.18 (c) 1.27 (d) 1.00 68.4
(0.86) 1,447,786 0.40 – 3.78 106.3
(11.61) 1,616,313 0.39 – 6.34 108.3
6.33 1,471,415 0.39 – 3.03 67.7
8.83 1,745,470 0.39 – 1.11 80.9
8.15 1,720,548 0.39 – 1.82 68.4
(1.70) 670 1.27 – 2.94 106.3
(12.36) (e) 663 1.27 – 5.92 108.3
5.37 (e) 1,258 1.27 – 2.33 67.7
7.93 1,427 1.26 – 0.22 80.9
7.29 1,009 1.27 – 0.96 68.4
(1.31) 4,708 0.96 – 3.00 106.3
(12.09) 6,749 0.96 – 5.90 108.3
5.80 7,120 0.96 – 2.76 67.7
8.17 8,491 0.95 – 0.58 80.9
7.64 6,836 0.96 – 1.22 68.4
(1.10) 1,360 0.77 – 3.43 106.3
(11.95) 4,051 0.77 – 6.17 108.3
6.09 5,912 0.77 – 2.17 67.7
8.32 1,780 0.76 – 0.70 80.9
7.82 1,327 0.77 – 1.49 68.4
(1.14) 3,492 0.65 – 3.48 106.3
(11.83) 4,251 0.65 – 6.26 108.3
6.16 4,114 0.65 – 3.06 67.7
8.56 4,592 0.64 – 0.82 80.9
7.82 2,679 0.65 – 1.43 68.4
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
INTERNATIONAL FUND I
Institutional shares
2023 $ 11.24 $ 0.38 $ 0.74 $ 1 .12 ( $ 0.35) $ – ( $ 0.35) $ 12.01
2022 18.41 0.41 (5.23) (4.82) (0.41) (1.94) (2.35) 11.24
2021 15.19 0.44 3.88 4.32 (0.21) (0.89) (1.10) 18.41
2020 14.94 0.22 0.41 0.63 (0.38) – (0.38) 15.19
2019 14.17 0.33 1.42 1.75 (0.32) (0.66) (0.98) 14.94
R-1 shares
2023 11.18 0.27 0.75 1.02 (0.25) – (0.25) 11.95
2022 18.31 0.30 (5.22) (4.92) (0.27) (1.94) (2.21) 11.18
2021 15.11 0.29 3.89 4.18 (0.09) (0.89) (0.98) 18.31
2020 14.85 0.10 0.40 0.50 (0.24) – (0.24) 15.11
2019 14.06 0.22 1.42 1.64 (0.19) (0.66) (0.85) 14.85
R-3 shares
2023 11.21 0.31 0.75 1.06 (0.28) – (0.28) 11.99
2022 18.35 0.34 (5.22) (4.88) (0.32) (1.94) (2.26) 11.21
2021 15.15 0.38 3.85 4.23 (0.14) (0.89) (1.03) 18.35
2020 14.89 0.14 0.42 0.56 (0.30) – (0.30) 15.15
2019 14.11 0.24 1.44 1.68 (0.24) (0.66) (0.90) 14.89
R-4 shares
2023 11.24 0.27 0.82 1.09 (0.32) – (0.32) 12 .01
2022 18.40 0.37 (5.24) (4.87) (0.35) (1.94) (2.29) 11.24
2021 15.17 0.38 3.90 4.28 (0.16) (0.89) (1.05) 18.40
2020 14.90 0.18 0.40 0.58 (0.31) – (0.31) 15.17
2019 14.14 0.30 1.41 1.71 (0.29) (0.66) (0.95) 14.90
R-5 shares
2023 11.26 0.40 0.70 1.10 (0.34) – (0.34) 12.02
2022 18.39 0.38 (5.23) (4.85) (0.34) (1.94) (2.28) 11.26
2021 15.17 0.40 3.90 4.30 (0.19) (0.89) (1.08) 18.39
2020 14.91 0.19 0.40 0.59 (0.33) – (0.33) 15.17
2019 14.12 0.31 1.42 1.73 (0.28) (0.66) (0.94) 14.91
R-6 shares
2023 11.25 0.39 0.74 1.13 (0.37) – (0.37) 12.01
2022 18.41 0.42 (5.22) (4.80) (0.42) (1.94) (2.36) 11.25
2021 15.19 0.45 3.89 4.34 (0.23) (0.89) (1.12) 18.41
2020 14.94 0.23 0.41 0.64 (0.39) – (0.39) 15.19
2019 14 .17 0.36 1.40 1.76 (0.33) (0.66) (0.99) 14.94

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
10.06% $ 88,447 0.92% (b),(c) 2.98% 65.8%
(29.86) 88,476 0.87 (b) 2.93 60.5
29.33 133,135 0.90 (b) 2.43 55.0
4.14 100,695 0.90 (b) 1.48 68.4
14.09 114,993 0.92 (b) 2.38 71.0
9.19 1,049 1.71 (c) 2.14 65.8
(30.39) 944 1.65 2.14 60.5
28.31 (d) 1,369 1.67 1.61 55.0
3.41 (d) 1,168 1.67 (b) 0.64 68.4
13.14 1,701 1.72 (b) 1 .63 71.0
9.50 969 1.40 (c) 2.45 65.8
(30.14) 1,649 1.34 2.40 60.5
28.72 3,029 1.36 2.11 55.0
3.71 2,167 1.36 (b) 0.94 68.4
13.44 2,906 1.41 (b) 1.77 71.0
9.73 285 1.21 (c) 2.19 65.8
(30.04) 1,867 1.15 2.65 60.5
29.05 2,623 1.17 2.11 55.0
3.85 3,110 1.17 (b) 1.24 68.4
13.71 3,285 1.22 (b) 2.20 71.0
9.81 2,058 1.09 (c) 3.09 65.8
(29.95) 487 1.03 2.73 60.5
29.12 (d) 755 1.05 2.21 55.0
3.99 (d) 1,493 1.05 (b) 1.32 68.4
13.90 1,932 1.10 (b) 2.27 71.0
10.09 180,658 0.82 (b),(c) 3.09 65.8
(29.73) 181,468 0.76 (b) 3.06 60.5
29.47 204,338 0.79 (b) 2.51 55.0
4.22 173,218 0.79 (b) 1.58 68.4
14.19 215,444 0.82 (b) 2.57 71.0
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Includes 0.13% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
LARGECAP GROWTH FUND I
Class A shares
2023 $ 14 .20 ( $ 0 .05 ) $ 2 .14 $ 2 .09 $ – ( $ 1 .52 ) ( $ 1 .52 ) $ 14 .77
2022 23 .75 ( 0 .08 ) ( 6 .95 ) ( 7 .03 ) – ( 2 .52 ) ( 2 .52 ) 14 .20
2021 18 .39 ( 0 .11 ) 6 .91 6 .80 – ( 1 .44 ) ( 1 .44 ) 23 .75
2020 15 .59 ( 0 .07 ) 4 .15 4 .08 – ( 1 .28 ) ( 1 .28 ) 18 .39
2019 15 .08 ( 0 .05 ) 2 .26 2 .21 – ( 1 .70 ) ( 1 .70 ) 15 .59
Class J shares
2023 11 .17 ( 0 .02 ) 1 .62 1 .60 – ( 1 .52 ) ( 1 .52 ) 11 .25
2022 19 .22 ( 0 .04 ) ( 5 .49 ) ( 5 .53 ) – ( 2 .52 ) ( 2 .52 ) 11 .17
2021 15 .10 ( 0 .06 ) 5 .62 5 .56 – ( 1 .44 ) ( 1 .44 ) 19 .22
2020 13 .00 ( 0 .03 ) 3 .41 3 .38 – ( 1 .28 ) ( 1 .28 ) 15 .10
2019 12 .86 – 1 .85 1 .85 ( 0 .01 ) ( 1 .70 ) ( 1 .71 ) 13 .00
Institutional shares
2023 15 .05 ( 0 .01 ) 2 .30 2 .29 – ( 1 .52 ) ( 1 .52 ) 15 .82
2022 24 .95 ( 0 .03 ) ( 7 .35 ) ( 7 .38 ) – ( 2 .52 ) ( 2 .52 ) 15 .05
2021 19 .20 ( 0 .05 ) 7 .24 7 .19 – ( 1 .44 ) ( 1 .44 ) 24 .95
2020 16 .18 ( 0 .02 ) 4 .32 4 .30 – ( 1 .28 ) ( 1 .28 ) 19 .20
2019 15 .55 0 .02 2 .33 2 .35 ( 0 .02 ) ( 1 .70 ) ( 1 .72 ) 16 .18
R-1 shares
2023 11 .51 ( 0 .09 ) 1 .66 1 .57 – ( 1 .52 ) ( 1 .52 ) 11 .56
2022 19 .83 ( 0 .14 ) ( 5 .66 ) ( 5 .80 ) – ( 2 .52 ) ( 2 .52 ) 11 .51
2021 15 .64 ( 0 .18 ) 5 .81 5 .63 – ( 1 .44 ) ( 1 .44 ) 19 .83
2020 13 .50 ( 0 .13 ) 3 .55 3 .42 – ( 1 .28 ) ( 1 .28 ) 15 .64
2019 13 .35 ( 0 .08 ) 1 .93 1 .85 – ( 1 .70 ) ( 1 .70 ) 13 .50

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
16 .90% (b) ,(c) $ 423,684 1 .00% (d) – % ( 0 .37 ) % 26 .5%
( 32 .72 ) (b) 389,907 0 .96 (d) – ( 0 .46 ) 28 .4
38 .72 (b) 632,010 0 .95 (d) – ( 0 .51 ) 23 .1
27 .86 (b) 487,128 0 .99 (d) – ( 0 .43 ) 33 .6
17 .51 (b) ,(e) 414,599 1 .00 (d) – ( 0 .37 ) 28 .1
17 .11 (b) ,(c) 319,716 0 .80 (f) 0 .84 (g) ( 0 .17 ) 26 .5
( 32 .65 ) (b) ,(e) 269,806 0 .79 (f) 0 .83 (g) ( 0 .29 ) 28 .4
39 .03 (b) ,(e) 445,587 0 .78 (f) 0 .82 (g) ( 0 .34 ) 23 .1
28 .03 (b) 331,514 0 .80 (f) 0 .85 (g) ( 0 .23 ) 33 .6
17 .85 (b) 274,328 0 .82 (f) 0 .87 (g) ( 0 .01 ) 28 .1
17 .31 (c) 2,516,629 0 .68 (d) – ( 0 .05 ) 26 .5
( 32 .53 ) 2,371,763 0 .68 (d) – ( 0 .18 ) 28 .4
39 .14 3,460,761 0 .67 (d) – ( 0 .23 ) 23 .1
28 .23 2,630,670 0 .68 (d) – ( 0 .11 ) 33 .6
18 .02 2,366,040 0 .68 (d) – 0 .15 28 .1
16 .26 (c) 9,023 1 .47 (d) – ( 0 .84 ) 26 .5
( 33 .05 ) (e) 8,728 1 .47 (d) – ( 0 .97 ) 28 .4
38 .07 (e) 14,313 1 .46 (d) – ( 1 .02 ) 23 .1
27 .22 11,345 1 .47 (d) – ( 0 .90 ) 33 .6
17 .12 10,940 1 .47 (d) – ( 0 .64 ) 28 .1
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) During the fiscal year ending October 31, 2023, the Fund experienced a one-time gain of approximately $0.03/share as a result of a reimbursement by a service provider. If such gain had not been recognized, the total return amounts expressed herein would have been lower.
(d) Reflects Manager's contractual expense limit.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
LARGECAP GROWTH FUND I
R-3 shares
2023 $ 12 .80 ( $ 0 .07 ) $ 1 .90 $ 1 .83 $ – ( $ 1 .52 ) ( $ 1 .52 ) $ 13 .11
2022 21 .70 ( 0 .10 ) ( 6 .28 ) ( 6 .38 ) – ( 2 .52 ) ( 2 .52 ) 12 .80
2021 16 .94 ( 0 .14 ) 6 .34 6 .20 – ( 1 .44 ) ( 1 .44 ) 21 .70
2020 14 .48 ( 0 .09 ) 3 .83 3 .74 – ( 1 .28 ) ( 1 .28 ) 16 .94
2019 14 .15 ( 0 .04 ) 2 .07 2 .03 – ( 1 .70 ) ( 1 .70 ) 14 .48
R-4 shares
2023 13 .30 ( 0 .04 ) 1 .98 1 .94 – ( 1 .52 ) ( 1 .52 ) 13 .72
2022 22 .41 ( 0 .08 ) ( 6 .51 ) ( 6 .59 ) – ( 2 .52 ) ( 2 .52 ) 13 .30
2021 17 .42 ( 0 .10 ) 6 .53 6 .43 – ( 1 .44 ) ( 1 .44 ) 22 .41
2020 14 .83 ( 0 .06 ) 3 .93 3 .87 – ( 1 .28 ) ( 1 .28 ) 17 .42
2019 14 .42 ( 0 .02 ) 2 .13 2 .11 – ( 1 .70 ) ( 1 .70 ) 14 .83
R-5 shares
2023 14 .15 ( 0 .03 ) 2 .13 2 .10 – ( 1 .52 ) ( 1 .52 ) 14 .73
2022 23 .65 ( 0 .06 ) ( 6 .92 ) ( 6 .98 ) – ( 2 .52 ) ( 2 .52 ) 14 .15
2021 18 .29 ( 0 .08 ) 6 .88 6 .80 – ( 1 .44 ) ( 1 .44 ) 23 .65
2020 15 .50 ( 0 .04 ) 4 .11 4 .07 – ( 1 .28 ) ( 1 .28 ) 18 .29
2019 14 .98 – 2 .22 2 .22 – ( 1 .70 ) ( 1 .70 ) 15 .50
R-6 shares
2023 15 .07 0 .01 2 .29 2 .30 – ( 1 .52 ) ( 1 .52 ) 15 .85
2022 24 .96 ( 0 .02 ) ( 7 .35 ) ( 7 .37 ) – ( 2 .52 ) ( 2 .52 ) 15 .07
2021 19 .19 ( 0 .03 ) 7 .25 7 .22 – ( 1 .45 ) ( 1 .45 ) 24 .96
2020 16 .17 – 4 .32 4 .32 ( 0 .03 ) ( 1 .27 ) ( 1 .30 ) 19 .19
2019 15 .55 0 .04 2 .31 2 .35 ( 0 .03 ) ( 1 .70 ) ( 1 .73 ) 16 .17

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
16 .69% (b) $ 63,841 1 .16% (c) ( 0 .53 ) % 26 .5%
( 32 .85 ) (d) 58,977 1 .16 (c) ( 0 .66 ) 28 .4
38 .54 (d) 102,793 1 .15 (c) ( 0 .71 ) 23 .1
27 .61 89,315 1 .16 (c) ( 0 .58 ) 33 .6
17 .46 85,393 1 .16 (c) ( 0 .31 ) 28 .1
16 .93 (b) 46,894 0 .97 (c) ( 0 .33 ) 26 .5
( 32 .71 ) 47,601 0 .97 (c) ( 0 .47 ) 28 .4
38 .75 84,797 0 .96 (c) ( 0 .51 ) 23 .1
27 .86 82,907 0 .97 (c) ( 0 .39 ) 33 .6
17 .71 80,284 0 .97 (c) ( 0 .14 ) 28 .1
17 .04 (b) 148,543 0 .85 (c) ( 0 .21 ) 26 .5
( 32 .64 ) 158,035 0 .85 (c) ( 0 .35 ) 28 .4
38 .94 364,553 0 .84 (c) ( 0 .40 ) 23 .1
28 .04 (d) 296,527 0 .85 (c) ( 0 .27 ) 33 .6
17 .72 (d) 293,297 0 .85 (c) ( 0 .01 ) 28 .1
17 .36 (b) 6,955,555 0 .59 (c) 0 .04 26 .5
( 32 .47 ) 6,257,991 0 .59 (c) ( 0 .09 ) 28 .4
39 .24 (d) 9,740,176 0 .59 (c) ( 0 .15 ) 23 .1
28 .42 (d) 7,254,770 0 .59 (c) ( 0 .02 ) 33 .6
18 .06 6,356,209 0 .59 (c) 0 .24 28 .1
(a) Calculated based on average shares outstanding during the period.
(b) During the fiscal year ending October 31, 2023, the Fund experienced a one-time gain of approximately $0.03/share as a result of a reimbursement by a service provider. If such gain had not been recognized, the total return amounts expressed herein would have been lower.
(c) Reflects Manager's contractual expense limit.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
LARGECAP S&P 500 INDEX FUND
Class A shares
2023 $ 19.91 $ 0.27 $ 1.59 $ 1.86 ( $ 0.25) ( $ 0.27) ( $ 0.52) $ 21.25
2022 26.67 0.24 (3.75) (3.51) (0.20) (3.05) (3.25) 19.91
2021 20.14 0.24 7.88 8.12 (0.33) (1.26) (1.59) 26.67
2020 19.10 0.28 1.46 1.74 (0.32) (0.38) (0.70) 20 .14
2019 17.99 0.31 1.92 2.23 (0.28) (0.84) (1.12) 19.10
Class J shares
2023 19.65 0.29 1.56 1.85 (0.26) (0.27) (0.53) 20.97
2022 26.36 0.25 (3.70) (3.45) (0.21) (3.05) (3.26) 19.65
2021 19.93 0.25 7.78 8.03 (0.34) (1.26) (1.60) 26.36
2020 18.91 0.29 1.44 1.73 (0.33) (0.38) (0.71) 19.93
2019 17.82 0.32 1.91 2.23 (0.30) (0.84) (1.14) 18.91
Institutional shares
2023 19.94 0.33 1.59 1.92 ( 0 .30) (0.27) (0.57) 21.29
2022 26.70 0.29 (3.75) (3.46) (0.25) (3.05) (3.30) 19.94
2021 20.16 0.30 7.88 8.18 (0.38) (1.26) (1.64) 26.70
2020 19.12 0.33 1.46 1.79 (0.37) (0.38) (0.75) 20.16
2019 18.01 0.36 1.92 2.28 (0.33) (0.84) (1.17) 19.12
R-1 shares
2023 19.78 0.15 1.59 1.74 (0.12) (0.27) (0.39) 21.13
2022 26.53 0.10 (3.75) (3.65) (0.05) (3.05) (3.10) 19.78
2021 20.05 0.09 7.85 7.94 (0.20) (1.26) (1.46) 26.53
2020 19.00 0.16 1.45 1.61 (0.18) (0.38) (0.56) 20.05
2019 17.87 0.21 1.93 2.14 (0.17) (0.84) (1.01) 19.00
R-3 shares
2023 19.91 0.21 1.60 1.81 (0.17) (0.27) (0.44) 21.28
2022 26.67 0.17 (3.76) (3.59) (0.12) ( 3 .05) (3.17) 19.91
2021 20.15 0.17 7.87 8.04 (0.26) (1.26) (1.52) 26.67
2020 19.11 0.22 1.46 1.68 (0.26) (0.38) (0.64) 20.15
2019 17.98 0.26 1.93 2.19 (0.22) (0.84) (1.06) 19.11
R-4 shares
2023 20.02 0.25 1.61 1.86 (0.22) (0.27) (0.49) 21.39
2022 26.78 0.21 (3.77) (3.56) (0.15) (3.05) (3.20) 20.02
2021 20.23 0.21 7.91 8.12 (0.31) (1.26) (1.57) 26.78
2020 19.19 0.26 1.46 1.72 (0.30) (0.38) (0.68) 20.23
2019 18.05 0.30 1.94 2.24 (0.26) (0.84) (1.10) 19.19
R-5 shares
2023 20.27 0.28 1.63 1.91 (0.25) (0.27) (0.52) 21.66
2022 27.09 0.24 (3.82) (3.58) (0.19) (3.05) (3.24) 20.27
2021 20.44 0.24 7.99 8.23 (0.32) (1.26) (1.58) 27.09
2020 19.38 0.29 1.47 1.76 (0.32) (0.38) (0.70) 20.44
2019 18.22 0.32 1.96 2.28 (0.28) (0.84) (1.12) 19.38

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
9.61% (b) $ 616,516 0.42% – % 1.29% 5.9%
(14.93) (b) 544,686 0.40 – 1.10 3.7
42.29 (b) 651,354 0.40 – 1.00 3.8
9.23 (b) 465,384 0.42 – 1.45 6.0
13.84 (b) 435,070 0.46 – 1.73 3.2
9.71 (b) 892,669 0.34 (c) 0.36 (d) 1.37 5.9
(14.87) (b) 810,657 0.34 (c) 0.36 (d) 1.15 3.7
42.31 (b) 970,126 0.35 (c) 0.37 (d) 1.06 3.8
9.29 (b) 691,249 0.36 (c) 0.39 (d) 1.52 6.0
13.95 (b) 691,045 0.38 (c) 0.41 (d) 1.82 3.2
9.93 4,143,385 0.16 – 1.55 5.9
(14.73) 3,639,186 0.16 – 1.34 3.7
42.61 4,069,356 0.17 – 1.27 3.8
9.51 3,986,295 0.17 – 1.71 6.0
14.18 4,175,228 0.17 – 2.02 3.2
9.01 11,582 1.02 – 0.69 5.9
(15.49) 11,720 1.03 – 0.45 3.7
41.38 17,742 1.03 – 0.36 3.8
8.58 11,726 1.03 – 0.85 6.0
13.21 14,258 1.03 – 1.17 3.2
9.32 136,914 0.71 – 1.00 5.9
(15.21) 133,978 0.72 – 0.77 3.7
41.78 192,913 0.72 – 0.70 3.8
8.92 167,324 0.72 – 1.16 6.0
13.54 181,254 0.72 – 1.48 3.2
9.55 103,145 0.52 – 1.19 5.9
(15.06) (e) 105,613 0.53 – 0.96 3 .7
42.09 (e) 135,073 0.53 – 0.90 3.8
9.09 132,402 0.53 – 1.35 6.0
13.80 142,497 0.53 – 1.67 3.2
9 .67 238,426 0.40 – 1.31 5.9
(14.94) 256,634 0.41 – 1.08 3.7
42.22 327,673 0.41 – 0.99 3.8
9.21 244,545 0.41 – 1.48 6.0
13.95 297,495 0.41 – 1.80 3.2
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
LARGECAP VALUE FUND III
Class J shares
2023 $ 18.01 $ 0.22 ( $ 0.29) ( $ 0.07) ( $ 0.24) ( $ 1.43) ( $ 1.67) $ 16.27
2022 20.70 0.21 (1.16) (0.95) (0.14) (1.60) (1.74) 18.01
2021 14.67 0.15 6.10 6.25 (0.22) – (0.22) 20.70
2020 16.98 0.21 (1.47) (1.26) (0.31) (0.74) (1.05) 14.67
2019 16.79 0.31 1.42 1.73 (0.23) (1.31) (1.54) 16.98
Institutional shares
2023 18.36 0.28 (0.29) (0.01) (0.29) (1.43) (1.72) 16.63
2022 21.07 0.26 (1.18) (0.92) (0.19) (1.60) (1.79) 18.36
2021 14.94 0.21 6.19 6.40 (0.27) – (0.27) 21.07
2020 17.27 0.26 (1.48) (1.22) (0.37) (0.74) (1.11) 14.94
2019 17.05 0.37 1.44 1.81 (0.28) (1.31) (1.59) 17.27
R-1 shares
2023 18.21 0.13 (0.29) (0.16) (0.14) (1.43) (1.57) 16.48
2022 20.93 0.10 (1.18) (1.08) (0.04) (1.60) (1.64) 18.21
2021 14.83 0.04 6.17 6.21 (0.11) – (0.11) 20.93
2020 17.13 0.13 (1.48) (1.35) (0.21) (0.74) (0.95) 14.83
2019 16.91 0.23 1.44 1.67 (0.14) (1.31) (1.45) 17.13
R-3 shares
2023 19.36 0.19 (0.30) (0.11) (0.18) (1.43) (1.61) 17.64
2022 22.13 0.16 (1.24) (1.08) (0.09) (1.60) (1.69) 19.36
2021 15.67 0.10 6.53 6.63 (0.17) – (0.17) 22.13
2020 18.07 0.19 (1.58) (1.39) (0.27) (0.74) (1.01) 15.67
2019 17.72 0.30 1.52 1.82 (0.16) (1.31) (1.47) 18.07
R-4 shares
2023 18.32 0.21 (0.28) (0.07) (0.22) (1.43) (1.65) 16.60
2022 21.04 0.19 (1.19) (1.00) (0.12) (1.60) (1.72) 18.32
2021 14.90 0.14 6.20 6.34 (0.20) – (0.20) 21.04
2020 17.23 0.21 (1.50) (1.29) (0.30) (0.74) (1.04) 14.90
2019 17.01 0.32 1.43 1.75 (0.22) (1.31) (1.53) 17.23
R-5 shares
2023 18.52 0.23 (0.28) (0.05) (0.24) (1.43) (1.67) 16.80
2022 21.22 0.22 (1.20) (0.98) (0.12) (1.60) (1.72) 18.52
2021 15.04 0.16 6.25 6.41 (0.23) – (0.23) 21.22
2020 17.38 0.23 (1.50) ( 1 .27) (0.33) (0.74) (1.07) 15.04
2019 17.15 0.34 1.44 1.78 (0.24) (1.31) (1.55) 17.38

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(0.46) % (b) $ 76,888 1.00% (c) 1.09% (d) 1.31% 44.9%
(4 .80) (b) 82,605 0.97 (c) 1.06 (d) 1.13 42.6
42.96 (b) 84,871 0.98 (c) 1.07 (d) 0.82 46.3
(8.14) (b) 62,003 1.04 (c) 1.14 (d) 1.39 54.6
12.14 (b) 74,483 1.06 (c) 1.15 (d) 1.97 51.5
(0.13) 2,556,406 0.72 (e) – 1.59 44.9
(4.56) 2,634,970 0.70 (e) – 1.39 42.6
43.27 3,457,999 0.70 (e) – 1.07 46.3
(7.82) 1,754,898 0.72 (e) – 1.72 54.6
12.53 2,065,317 0.72 (e) – 2.30 51.5
(0.99) 3,475 1.58 (e) – 0.73 44.9
(5.41) 4,060 1.57 (e) – 0.53 42.6
42.06 4,000 1.58 (e) – 0.22 46.3
(8.58) 2,889 1.59 (e) – 0.85 54.6
11.53 4,436 1.59 (e) – 1.44 51.5
(0.67) 5,941 1.27 (e) – 1.04 44.9
(5.11) 6,078 1.26 (e) – 0.83 42.6
42.56 7,133 1.27 (e) – 0.52 46.3
(8.36) 4,056 1.28 (e) – 1.16 54.6
11.90 5,695 1.28 (e) – 1.77 51.5
(0.48) 1,123 1.08 (e) – 1.21 44.9
(4.97) 1,934 1.07 (e) – 1.01 42.6
42.86 2,599 1.08 (e) – 0.72 46.3
(8.19) 1,866 1.09 (e) – 1.34 54.6
12.09 4,028 1.09 (e) – 1.98 51.5
(0.34) 5,618 0.96 (e) – 1.34 44.9
(4.81) 5,432 0.95 (e) – 1.15 42.6
42.94 8,722 0.96 (e) – 0.84 46.3
(8.05) 6,935 0.97 (e) – 1.47 54.6
12.22 10,455 0.97 (e) – 2.11 51.5
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
MIDCAP FUND
Class A shares
2023 $ 30.71 ( $ 0.10) $ 2.12 $ 2.02 $ – ( $ 0.99) ( $ 0.99) $ 31.74
2022 42.87 (0.09) (8.74) (8.83) – (3.33) (3.33) 30.71
2021 30.19 (0.19) 13.26 13.07 – (0.39) (0.39) 42.87
2020 30.15 (0.01) 1.44 1.43 (0.07) (1.32) (1.39) 30.19
2019 26.24 0.01 6.64 6.65 – (2.74) (2.74) 30.15
Class C shares
2023 26.19 (0.31) 1.80 1.49 – (0.99) (0.99) 26.69
2022 37.32 (0.31) (7.49) (7.80) – (3.33) (3.33) 26.19
2021 26.51 (0.39) 11.59 11.20 – (0.39) (0.39) 37.32
2020 26.77 (0.19) 1.25 1.06 – (1.32) (1.32) 26.51
2019 23.77 (0.16) 5.90 5.74 – (2.74) (2.74) 26.77
Class J shares
2023 29.44 (0.05) 2.03 1.98 – (0.99) (0.99) 30.43
2022 41.18 (0.04) (8.37) (8.41) – (3.33) (3.33) 29.44
2021 28.96 (0.12) 12.73 12.61 – (0.39) (0.39) 41.18
2020 28.99 0.03 1.38 1.41 (0.12) (1.32) (1.44) 28.96
2019 25.30 0 .05 6.38 6.43 – (2.74) (2.74) 28.99
Institutional shares
2023 31.88 (0.01) 2.20 2.19 – (0.99) (0.99) 33.08
2022 44.26 – (9.05) (9.05) – (3.33) (3.33) 31.88
2021 31.08 (0.09) 13.66 13.57 – (0.39) (0.39) 44.26
2020 31.00 0.06 1.49 1.55 (0.15) (1.32) (1.47) 31.08
2019 26.84 0.09 6.83 6.92 (0.02) (2.74) (2.76) 31.00
R-1 shares
2023 27.37 (0.24) 1.90 1.66 – (0.99) (0.99) 28.04
2022 38.77 (0.24) (7.83) (8.07) – (3.33) (3.33) 27.37
2021 27.47 (0.35) 12.04 11.69 – (0.39) (0.39) 38.77
2020 27.63 (0.14) 1.30 1.16 – (1.32) (1.32) 27.47
2019 24.39 (0.11) 6.09 5.98 – (2.74) (2.74) 27.63

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
6.62% (b) $ 1,590,186 0.95% – % (0.30) % 10.1%
(22.25) (b) 1,591,916 0.94 – (0.27) 14.1
43.63 (b) 2,198,683 0.93 – (0.50) 12.4
4.83 (b) 1,607,917 0.95 – (0.04) 13.9
29.21 (b) 1,645,317 0.98 – 0.05 13.6
5.71 (b) 29,926 1.78 – (1.13) 10.1
(22.84) (b) 40,097 1.72 – (1.06) 14.1
42.62 (b) 72,682 1.67 – (1.21) 12.4
4.02 (b) 158,906 1.69 – (0.74) 13.9
28.32 (b) 228,866 1.70 – (0.67) 13.6
6.78 (b) 293,360 0.80 (c) 0.82 (d) (0.16) 10.1
(22.13) (b) 292,151 0.79 (c) 0.81 (d) (0.12) 14.1
43.85 (b),(e) 407,907 0.78 (c) 0.80 (d) (0.34) 12.4
4.98 (b),(e) 310,404 0.79 (c) 0.82 (d) 0.12 13.9
29.45 (b) 325,426 0.83 (c) 0.86 (d) 0.21 13.6
6.92 9,079,129 0.68 – (0.04) 10.1
(22.05) (e) 10,110,818 0.67 (f) – 0.00 14.1
44 .03 (e) 15,790,247 0.67 (f) – (0.24) 12.4
5.08 12,106,903 0.69 (f) – 0.21 13.9
29.61 12,070,133 0.70 (f) – 0.34 13.6
6.10 81,144 1.46 – (0.82) 10.1
(22.67) 83,862 1.46 – (0.79) 14.1
42.92 116,642 1.46 – (1.02) 12.4
4.27 89,600 1.46 – (0.54) 13.9
28.61 98,489 1.47 – (0.43) 13.6
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
MIDCAP FUND
R-3 shares
2023 $ 29.68 ( $ 0.16) $ 2.05 $ 1.89 $ – ( $ 0.99 ) ( $ 0.99) $ 30.58
2022 41.63 (0.16) (8.46) (8.62) – (3.33) (3.33) 29.68
2021 29.38 (0.26) 12.90 12.64 – (0.39) (0.39) 41.63
2020 29.38 (0.06) 1.38 1.32 – (1.32) (1.32) 29.38
2019 25.68 (0.04) 6.48 6.44 – (2.74) (2.74) 29.38
R-4 shares
2023 31.36 (0.11) 2.17 2.06 – (0.99) (0.99) 32.43
2022 43.71 (0.11) (8.91) (9.02) – (3.33) (3.33) 31.36
2021 30.78 (0.20) 13.52 13.32 – (0.39) (0.39) 43.71
2020 30.70 (0.01) 1.46 1.45 (0.05) (1.32) (1.37) 30.78
2019 26.66 0.01 6.77 6.78 – (2.74) (2.74) 30.70
R-5 shares
2023 31.21 (0.07) 2.16 2.09 – (0.99) (0.99) 32.31
2022 43.47 (0.06) (8.87) (8.93) – (3.33) (3.33) 31.21
2021 30.57 (0.15) 13.44 13.29 – (0.39) (0.39) 43.47
2020 30.53 0.03 1.44 1.47 (0.11) (1.32) (1.43) 30.57
2019 26.50 0.05 6.72 6.77 – (2.74) (2.74) 30.53
R-6 shares
2023 31.90 0.01 2.21 2.22 – (0.99) (0.99) 33.13
2022 44.26 0.03 (9.06) (9.03) – (3.33) (3.33) 31.90
2021 31.05 (0.06) 13.66 13.60 – (0.39) (0.39) 44.26
2020 30.97 0.09 1.49 1.58 (0.18) (1.32) (1.50) 31.05
2019 26.83 0.13 6.80 6.93 (0.05) (2.74) (2.79) 30.97

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
6.41% $ 40,789 1.15% (0.51) % 10.1%
(22.42) 44,432 1.15 (0.49) 14.1
43.32 (b) 73,376 1.15 (0.71) 12.4
4.61 (b) 66,616 1.15 (0.22) 13.9
29.01 83,961 1.16 (0.14) 13.6
6.61 45,069 0.96 (0.32) 10.1
(22.25) 48,916 0.96 (0.30) 14.1
43.61 81,569 0.96 (0.52) 12.4
4.82 71,485 0.96 (0.04) 13.9
29.23 76,985 0.97 0.02 13.6
6.74 219,018 0.84 (0.21) 10.1
(22.16) 296,351 0.84 (0.17) 14.1
43.76 (b) 427,065 0.84 (0.40) 12.4
4.93 (b) 325,105 0.84 0.09 13.9
29.39 387,741 0.85 0.19 13.6
7.01 6,835,701 0.60 (c) 0.04 10.1
(21.98) 5,989,509 0.59 (c) 0.09 14.1
44.13 5,220,374 0.59 (c) (0.15) 12.4
5.20 4,054,486 0.60 (c) 0.29 13.9
29.71 2,431,236 0.60 (c) 0.45 13.6
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(c) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Distributions from
Realized Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
MIDCAP GROWTH FUND
Class J shares
2023 $ 5.77 ( $ 0.02) ( $ 0.29) ( $ 0.31) $ – $ – $ 5.46
2022 10.74 (0.03) (2.79) (2.82) (2.15) (2.15) 5.77
2021 8 .39 (0.03) 3.63 3.60 (1.25) (1.25) 10.74
2020 6.40 (0.04) 2.39 2.35 (0.36) (0.36) 8.39
2019 7.05 (0.03) 0.49 0.46 (1.11) (1.11) 6.40
Institutional shares
2023 8.69 (0.01) (0.45) (0.46) – – 8.23
2022 14.99 (0.03) (4.12) (4.15) (2.15) (2.15) 8.69
2021 11.30 (0.03) 4.97 4.94 (1.25) ( 1 .25) 14.99
2020 8.48 (0.04) 3.22 3.18 (0.36) (0.36) 11.30
2019 8.92 (0.02) 0.69 0.67 ( 1 .11) (1.11) 8.48
R-1 shares
2023 5.94 (0.06) (0.29) (0.35) – – 5.59
2022 11.05 (0.08) (2.88) ( 2 .96) (2.15) (2.15) 5.94
2021 8.66 (0.10) 3.74 3.64 (1.25) (1.25) 11.05
2020 6.63 (0.09) 2.48 2.39 (0.36) (0.36) 8.66
2019 7.29 (0.07) 0.52 0.45 (1.11) (1.11) 6.63
R-3 shares
2023 7.66 (0.05) (0.39) (0.44) – – 7.22
2022 13.55 (0.07) (3.67) (3.74) (2.15) (2.15) 7.66
2021 10.35 (0.09) 4.54 4.45 (1.25) (1.25) 13.55
2020 7.84 (0.07) 2.94 2.87 (0.36) (0.36) 10.35
2019 8.37 (0.06) 0.64 0.58 (1.11) (1.11) 7.84
R-4 shares
2023 8.45 (0.04) (0.42) (0.46) – – 7.99
2022 14.68 (0.06) (4.02) (4.08) (2.15) (2.15) 8.45
2021 11.12 (0.07) 4.88 4.81 (1.25) (1.25) 14.68
2020 8.38 (0.06) 3.16 3.10 (0.36) (0.36) 11.12
2019 8.85 (0.05) 0.69 0.64 (1.11) (1.11) 8.38
R-5 shares
2023 9.02 (0.03) (0.45) (0.48) – – 8.54
2022 15.50 (0.05) (4.28) (4.33) (2.15) (2.15) 9.02
2021 11.67 (0.05) 5.13 5.08 (1.25) (1.25) 15.50
2020 8.77 (0.05) 3.31 3.26 (0.36) (0.36) 11.67
2019 9.19 (0.04) 0.73 0.69 (1.11) (1.11) 8.77

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(5.37) % (b) $ 70,897 0.93% (c) 0.95% (d) (0.33) % 181.4%
(31.59) (b),(e) 81,825 0.90 (c) 0.92 (d) (0.42) 165.5
45.43 (b),(e) 131,086 0.88 (c) 0.90 (d) (0.35) 114.5
38.55 (b),(e) 93,209 0.93 (c) 0.96 (d) (0.56) 120.6
10.27 (b) 71,129 0.97 (c) 1.00 (d) (0.46) 104.6
(5.29) 98,232 0.75 (f) – (0.15) 181.4
(31.50) (e) 125,149 0.75 (f) – (0.26) 165.5
45.74 (e) 149,191 0.75 (f) – (0.24) 114.5
38.77 58,852 0.75 (f) – (0.38) 120.6
10.51 52,324 0.75 (f) – (0.25) 104.6
(5.89) 777 1.55 – (0.95) 181.4
(32.06) (e) 881 1.54 – (1.05) 165.5
44.57 (e) 1,740 1.54 – (1.02) 114.5
37.62 1,789 1.55 – (1.19) 120.6
9.71 1,286 1.55 – (1.05) 104.6
(5.74) 15,596 1.24 – (0.64) 181.4
(31.86) (e) 17,879 1.23 – (0.75) 165.5
45.01 (e) 22,672 1.23 – (0.72) 114.5
38.08 (e) 13,555 1.24 – (0.87) 120.6
10.06 11,187 1.24 – (0.74) 104.6
(5.44) 4,295 1.05 – (0.45) 181.4
(31.72) (e) 4,709 1.04 – (0.56) 165.5
45.27 (e) 6,759 1.04 – (0.52) 114.5
38.26 4,709 1.05 – (0.68) 120.6
10.20 4,103 1.05 – (0.55) 104.6
(5.32) 4,137 0.93 – (0.33) 181.4
(31.64) (e) 5,778 0.92 – (0.43) 165.5
45.47 (e) 25,223 0.92 – (0.39) 114.5
38.38 23,760 0.93 – (0 .55) 120.6
10.40 22,099 0.93 – (0.43) 104.6
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Distributions from
Realized Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
MIDCAP GROWTH FUND III
Class J shares
2023 $ 7.29 ( $ 0.03) ( $ 0.10) ( $ 0.13) ( $ 0.19) ( $ 0.19) $ 6.97
2022 13.69 (0.05) (2.92) (2.97) (3.43) (3.43) 7.29
2021 10.46 (0.09) 4.12 4.03 (0.80) (0.80) 13.69
2020 9.53 (0.06) 1.98 1.92 (0.99) (0.99) 10.46
2019 9.35 (0.05) 1.37 1.32 (1.14) (1.14) 9.53
Institutional shares
2023 10.59 (0.01) (0.14) (0.15) (0.19) (0.19) 10.25
2022 18.18 (0.04) (4.12) (4.16) (3.43) (3.43) 10.59
2021 13.63 (0.08) 5.43 5.35 ( 0 .80) (0.80) 18.18
2020 12.10 (0.04) 2.56 2.52 (0.99) (0.99) 13.63
2019 11.50 (0.02) 1.76 1.74 (1.14) (1.14) 12.10
R-1 shares
2023 7.12 (0.07) (0.09) (0.16) (0.19) (0.19) 6.77
2022 13.51 (0.10) (2.86) (2.96) (3.43) (3.43) 7.12
2021 10.39 (0.17) 4.09 3.92 (0.80) (0.80) 13.51
2020 9.52 (0.11) 1.97 1.86 (0.99) (0.99) 10.39
2019 9.39 (0.10) 1.37 1.27 (1.14) (1.14) 9.52
R-3 shares
2023 9.17 (0.06) (0.12) (0.18) (0.19) (0.19) 8.80
2022 16.30 (0.10) (3.60) (3.70) (3.43) (3.43) 9.17
2021 12.36 (0.16) 4.90 4.74 (0.80) (0.80) 16.30
2020 11.12 (0.10) 2.33 2.23 (0.99) (0.99) 12.36
2019 10.72 (0.08) 1.62 1.54 (1.14) (1.14) 11.12
R-4 shares
2023 9.75 (0.05) (0.12) (0.17) (0.19) (0.19) 9.39
2022 17.08 (0.09) (3.81) (3.90) (3.43) (3.43) 9.75
2021 12.90 (0.14) 5.12 4.98 (0.80) (0.80) 17.08
2020 11.53 (0.08) 2.44 2.36 (0.99) (0.99) 12.90
2019 11.06 (0.06) 1.67 1.61 (1.14) (1.14) 11 .53
R-5 shares
2023 10.54 (0.04) (0.13) (0.17) (0.19) (0.19) 10.18
2022 18.15 (0.08) (4.10) (4.18) (3.43) (3.43) 10.54
2021 13.65 (0.12) 5.42 5.30 (0.80) (0.80) 18.15
2020 12.14 (0.07) 2.57 2 .50 (0.99) (0.99) 13.65
2019 11.56 (0.05) 1.77 1.72 (1.14) (1.14) 12.14

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(1.76) % (b) $ 36,508 1.13% (c) 1.17% (d) (0.42) % 49.4%
(27.12) (b) 38,816 1.14 (c) 1.18 (d) (0.65) 44.0
39.96 (b) 59,567 1.12 (c) 1.17 (d) (0.77) 34.3
21.76 (b) 45,753 1.19 (c) 1.25 (d) (0.65) 50.7
17.48 (b) 41,366 1.27 (c) 1.38 (d) (0.55) 43.2
(1.40) 1,033,488 0.80 (e) – (0.10) 49.4
(26.94) 1,120,495 0.85 (e) – (0.35) 44.0
40.37 1,165,856 0.86 (e) – (0.50) 34.3
22.12 1,127,871 0.87 (e) – (0.33) 50.7
17.93 1,032,306 0.91 (e) – (0.19) 43.2
(2.24) 1,071 1.68 (e) – (0.97) 49.4
(27.51) 1,248 1.73 (e) – (1.24) 44.0
39.12 1,781 1.74 (e) – (1.38) 34.3
21.09 1,430 1.75 (e) – (1.21) 50.7
16.80 1,438 1.78 (e) – (1.06) 43.2
(1.95) 2,698 1.37 (e) – (0.66) 49.4
(27.30) 3,568 1.42 (e) – (0.93) 44.0
39.54 5,149 1.43 (e) – (1.09) 34.3
21.41 2,643 1.44 (e) – (0.89) 50.7
17.28 2,913 1.47 (e) – (0.75) 43.2
(1.73) 1,374 1.18 (e) – (0.48) 49.4
(27.21) 1,379 1.23 (e) – (0.75) 44.0
39.76 2,640 1.24 (e) – (0.89) 34.3
21.80 2,223 1.25 (e) – (0.69) 50.7
17.39 3,004 1.28 (e) – (0.57) 43.2
(1.60) 2,945 1.06 (e) – (0.36) 49.4
(27.13) 2,520 1.11 (e) – (0.61) 44.0
39.92 5,903 1.12 (e) – (0.76) 34.3
21.87 6,505 1.13 (e) – (0.59) 50.7
17.62 5,527 1.16 (e) – (0.44) 43.2
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
MIDCAP S&P 400 INDEX FUND
Class J shares
2023 $ 20.31 $ 0.24 ( $ 0.52) ( $ 0.28) ( $ 0.24) ( $ 1.19) ( $ 1.43) $ 18.60
2022 25.15 0.24 (3.04) (2.80) (0.25) (1.79) (2.04) 20.31
2021 18.23 0.26 8.18 8.44 (0.21) (1.31) (1.52) 25.15
2020 19.65 0.20 (0.41) (0.21) (0.26) (0.95) (1.21) 18.23
2019 20.17 0.23 1.15 1.38 (0.22) (1.68) (1.90) 19.65
Institutional shares
2023 21.11 0.28 (0.54) (0.26) (0.27) (1.19) (1.46) 19.39
2022 26.06 0.28 (3.16) (2.88) (0.28) (1.79) (2.07) 21.11
2021 18.84 0.31 8.46 8.77 (0.24) (1.31) (1.55) 26.06
2020 20.28 0.25 (0.44) (0.19) (0.30) (0.95) (1.25) 18.84
2019 20.76 0.28 1.18 1.46 (0.26) (1.68) (1.94) 20.28
R-1 shares
2023 20.81 0.12 ( 0 .53) (0.41) (0.11) (1.19) (1.30) 19.10
2022 25.71 0.10 (3.12) (3.02) (0.09) (1.79) (1.88) 20.81
2021 18.62 0.11 8.37 8.48 (0.08) (1.31) (1.39) 25.71
2020 19.99 0.10 (0.44) (0.34) (0.08) (0.95) (1.03) 18.62
2019 20.45 0.12 1.18 1.30 (0.08) (1.68) (1.76) 19.99
R-3 shares
2023 21.57 0.19 (0.54) (0.35) (0.17) (1.19) (1.36) 19.86
2022 26.57 0.18 (3.24) (3.06) (0.15) (1.79) (1.94) 21.57
2021 19.19 0.19 8.64 8.83 (0.14) (1.31) (1.45) 26.57
2020 20.63 0.16 (0.46) (0.30) (0.19) (0.95) (1.14) 19.19
2019 21.05 0.19 1.21 1.40 ( 0 .14) (1.68) (1.82) 20.63
R-4 shares
2023 21.70 0.23 (0.55) (0.32) (0.21) (1.19) (1.40) 19.98
2022 26.72 0.22 (3.25) (3.03) (0.20) (1.79) (1.99) 21.70
2021 19.29 0.23 8.68 8.91 (0.17) (1.31) (1.48) 26.72
2020 20.73 0.19 (0.45) (0.26) (0.23) (0.95) (1.18) 19.29
2019 21.14 0.23 1.22 1.45 (0.18) (1.68) (1.86) 20.73
R-5 shares
2023 21.95 0.26 (0.57) (0.31) (0.23) (1.19) (1.42) 20.22
2022 27.00 0.25 (3.28) (3.03) (0.23) (1.79) (2.02) 21.95
2021 19.48 0.27 8.76 9.03 (0.20) (1.31) (1.51) 27.00
2020 20.91 0.22 (0.45) (0.23) (0.25) (0.95) (1.20) 19.48
2019 21.32 0.25 1.23 1.48 (0.21) (1.68) (1.89) 20.91
R-6 shares
2023 21.11 0.30 ( 0 .54) (0.24) (0.29) (1.19) (1.48) 19.39
2022 26.05 0.30 (3.15) (2.85) (0.30) (1.79) (2.09) 21.11
2021 18.83 0.32 8.46 8.78 (0.25) (1.31) (1.56) 26.05
2020 20.27 0.25 (0.43) (0.18) (0.31) (0.95) (1.26) 18.83
2019 20.74 0.29 1.19 1.48 (0.27) (1.68) (1.95) 20.27

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(1.41) % (b) $ 122,039 0.40% (c) 0.42% (d) 1.21% 20.4%
(11 .85) (b) 127,212 0.39 (c) 0.41 (d) 1.12 20.9
48.22 (b) 151,143 0.39 (c) 0.41 (d) 1.11 19.2
(1.47) (b) 104,139 0.41 (c) 0.44 (d) 1.15 23.6
8.64 (b) 121,032 0.43 (c) 0.46 (d) 1.23 16.7
(1.25) 183,105 0.25 – 1.36 20.4
(11.73) 188,790 0.23 – 1.27 20.9
48.45 251,222 0.22 – 1.27 19.2
(1.35) 187,318 0.23 (e) – 1.34 23.6
8.84 347,631 0.23 (e) – 1.43 16.7
(2.06) 5,151 1.04 – 0.57 20.4
(12.45) (f) 5,539 1.04 – 0.47 20.9
47.28 (f) 6,584 1.04 – 0.45 19.2
(2.07) 5,032 1.04 – 0.52 23.6
7.94 7,771 1.04 – 0.62 16.7
(1 .70) 59,228 0.73 – 0.88 20.4
(12.15) 67,797 0.73 – 0.77 20.9
47.71 88,428 0.73 – 0.76 19.2
(1.83) 64,732 0.73 – 0.83 23.6
8.31 84,108 0.73 – 0.93 16.7
(1.54) 37,056 0.54 – 1.07 20.4
(12.00) 42,003 0.54 – 0.97 20.9
47.98 53,233 0.54 – 0.95 19.2
(1.62) 43,726 0.54 – 1.02 23.6
8.52 58,888 0.54 – 1.12 16.7
(1.45) 76,662 0.42 – 1.19 20.4
(11.87) 95,818 0.42 – 1.08 20.9
48.14 122,169 0.42 – 1.08 19.2
(1.46) 102,868 0.42 – 1.14 23.6
8.63 137,633 0.42 – 1.25 16.7
(1.18) 740,171 0.16 – 1.44 20.4
(11.64) 712,153 0.16 (e) – 1.36 20.9
48.58 740,456 0.16 (e) – 1.34 19.2
(1.28) 479,248 0.16 (e) – 1.38 23.6
8.94 531,623 0.17 (e) – 1.48 16.7
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
MIDCAP VALUE FUND I
Class A shares
2023 $ 16.23 $ 0.15 ( $ 0.45) ( $ 0.30) ( $ 0.16) ( $ 0.88) ( $ 1.04) $ 14.89
2022 18.93 0.18 (0.92) (0.74) (0.16) (1.80) (1.96) 16.23
2021 12.76 0.16 6.14 6.30 (0.13) – (0.13) 18.93
2020 14.27 0.12 (0.95) (0.83) (0.11) (0.57) (0.68) 12.76
2019(d) 13.56 0.04 0.67 0.71 – – – 14.27
Class J shares
2023 16.06 0.18 (0.45) (0.27) (0.19) (0.88) (1.07) 14.72
2022 18.74 0.21 (0.90) (0.69) (0.19) (1.80) (1.99) 16.06
2021 12.65 0.19 6.08 6.27 (0.18) – (0.18) 18.74
2020 14.13 0.16 (0.94) (0.78) (0.13) (0.57) (0.70) 12.65
2019 14.44 0.13 1.09 1.22 (0.09) (1.44) (1.53) 14.13
Institutional shares
2023 16.29 0.22 (0.46) (0.24) (0.22) (0.88) (1.10) 14.95
2022 18.98 0.25 (0.93) (0.68) (0.21) (1.80) (2.01) 16.29
2021 12.81 0.22 6.16 6.38 (0.21) – (0.21) 18.98
2020 14.30 0.19 (0.95) (0.76) (0.16) (0.57) (0.73) 12.81
2019 14.62 0.18 1.07 1.25 (0.13) (1.44) (1.57) 14.30
R-1 shares
2023 15.39 0.08 (0.42) (0.34) (0.10) (0.88) (0.98) 14.07
2022 18.04 0.10 (0.87) (0.77) (0.08) (1.80) (1.88) 15.39
2021 12.20 0.08 5.86 5.94 (0.10) – (0.10) 18.04
2020 13.63 0.09 (0.92) (0.83) (0.03) (0.57) (0.60) 12.20
2019 13.96 0.06 1.05 1.11 – (1.44) (1.44) 13.63

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(2.02) % (b) $ 40,844 1.12% (c) – % 0.93% 49.9%
(4.18) (b) 46,917 1.09 (c) – 1.06 51.1
49.69 (b) 42,833 1.10 (c) – 0.90 53.5
(6.32) (b) 23,187 1.27 (c) – 0.94 65.9
5.24 (b),(e) 26,083 1.38 (c),(f) – 0.51 (f) 60.0
(1.85) (b) 162,873 0.90 (g) 0.94 (h) 1.16 49.9
(3.97) (b) 180,636 0.88 (g) 0.92 (h) 1.27 51.1
49.98 (b) 190,633 0.89 (g) 0.93 (h) 1.11 53.5
(6.00) (b) 129,288 0.94 (g) 0.99 (h) 1.28 65.9
10.55 (b) 153,602 1.06 (g) 1.13 (h) 0.95 60.0
(1.64) 1,076,199 0.69 (c) – 1.36 49.9
(3.82) 1,106,800 0.69 (c) – 1.49 51.1
50.23 349,246 0.72 (c) – 1.29 53.5
(5.82) 233,785 0.72 (c) – 1.49 65.9
10.73 279,888 0.85 (c) – 1.30 60.0
(2.40) 2,058 1.50 (c) – 0.56 49.9
(4.62) (i) 2,503 1.50 (c) – 0.65 51.1
49.03 (i) 2,687 1.51 (c) – 0.51 53.5
(6.53) 2,079 1.51 (c) – 0.70 65.9
9.97 2,775 1.61 (c) – 0.43 60.0
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Period from April 2, 2019, date operations commenced, through October 31, 2019.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.
( i ) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
MIDCAP VALUE FUND I
R-3 shares
2023 $ 15.98 $ 0.13 ( $ 0.44) ( $ 0.31) ( $ 0.14) ( $ 0.88) ( $ 1.02) $ 14.65
2022 18.65 0.16 (0.90) (0.74) (0.13) (1.80) (1.93) 15.98
2021 12.60 0.14 6.05 6.19 (0.14) – (0.14) 18.65
2020 14.08 0.13 (0.94) (0.81) (0.10) (0.57) (0.67) 12.60
2019 14.37 0.10 1.09 1.19 (0.04) (1.44) (1.48) 14.08
R-4 shares
2023 16.04 0.16 (0.44) (0.28) (0.17) (0.88) (1.05) 14.71
2022 18.72 0.19 (0.91) (0.72) (0.16) (1.80) (1.96) 16.04
2021 12.64 0.17 6.08 6.25 (0.17) – (0.17) 18.72
2020 14.12 0.15 (0.93) (0.78) (0.13) (0.57) (0.70) 12.64
2019 14.42 0.13 1.08 1.21 (0.07) (1.44) (1.51) 14.12
R-5 shares
2023 16.16 0.18 (0.45) (0.27) (0.19) (0.88) (1.07) 14.82
2022 18.85 0.21 (0.91) (0.70) (0.19) (1.80) (1.99) 16.16
2021 12.72 0.19 6.12 6.31 (0.18) – (0.18) 18.85
2020 14.20 0.17 (0.94) (0.77) (0.14) (0.57) (0.71) 12.72
2019 14.50 0.14 1.09 1.23 (0.09) (1.44) (1.53) 14.20
R-6 shares
2023 16.33 0.23 (0.45) (0.22) (0.23) (0.88) (1.11) 15.00
2022 19.02 0.26 (0.92) (0.66) (0.23) (1.80) (2.03) 16.33
2021 12.84 0.24 6.16 6.40 (0.22) – (0.22) 19.02
2020 14.33 0.20 (0.95) (0.75) (0.17) (0.57) (0.74) 12.84
2019(d) 13.56 0.11 0.66 0.77 – – – 14.33

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
(2.12) % $ 10,065 1.19% (b) 0.86% 49.9%
(4.26) 11,582 1.19 (b) 0.95 51.1
49.47 13,975 1.20 (b) 0.81 53.5
(6.24) 10,736 1.20 (b) 1.01 65.9
10.33 13,305 1.30 (b) 0.74 60.0
(1.94) 7,946 1.00 (b) 1.05 49.9
(4.11) 9,611 1.00 (b) 1.15 51.1
49.77 12,292 1.01 (b) 1.00 53.5
(6.04) 9,285 1.01 (b) 1.21 65.9
10.49 13,340 1.11 (b) 0.93 60.0
(1.82) 28,298 0.88 (b) 1.17 49.9
(4.00) 28,272 0.88 (b) 1.27 51.1
50.02 29,746 0.89 (b) 1.12 53.5
(5.96) 21,576 0.89 (b) 1.33 65.9
10.63 29,270 0.99 (b) 1.06 60.0
(1.51) 2,089,882 0.62 (b) 1.43 49.9
(3.78) (c) 2,249,267 0.62 (b) 1.53 51.1
50.41 (c) 2,312,305 0.63 (b) 1.38 53.5
(5.73) 1,696,270 0.64 (b) 1.58 65.9
5.68 (e) 1,980,217 0.64 (b),(f) 1.33 (f) 60.0
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(d) Period from April 2, 2019, date operations commenced, through October 31, 2019.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of Period
Net Investment
Income (Loss)(a)
Total From
Investment
Operations
Dividends from Net
Investment Income
Total Dividends and
Distributions
Net Asset Value, End
of Period
MONEY MARKET FUND
Class A shares
2023 $ 1.00 $ 0.04 $ 0.04 ( $ 0.04) ( $ 0.04) $ 1.00
2022 1.00 0.01 0.01 (0.01) (0.01) 1.00
2021 1.00 – – – – 1.00
2020 1.00 0.01 0.01 (0.01) (0.01) 1.00
2019 1.00 0.02 0.02 (0.02) (0.02) 1.00
Class J shares
2023 1.00 0.04 0.04 (0.04) (0.04) 1.00
2022 1.00 0.01 0.01 (0.01) (0.01) 1.00
2021 1.00 – – – – 1.00
2020 1.00 0.01 0.01 (0.01) (0.01) 1.00
2019 1.00 0.02 0.02 (0.02) (0.02) 1.00

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment Income
to Average Net Assets
4.53% (b) $ 341,831 0.49% (c) 0.49% (d) 4.43%
0.63 (b) 352,832 0.50 (c) 0.54 (d) 0.67
0.00 (b) 293,949 0.12 (c) 0.55 (d) 0.00
0.61 (b) 342,008 0.39 (c) 0.53 (d) 0.54
1.98 (b) 242,127 0.50 (c) 0.60 (d) 1.94
4.58 (b) 654,501 0.45 (e) 0.60 (f) 4.48
0.64 (b) 625,829 0.49 (e) 0.64 (f) 0.76
0.00 (b) 411,033 0.12 (e) 0.66 (f) 0.00
0.58 (b) 455,689 0.41 (e) 0.68 (f) 0.49
1.88 (b) 278,464 0.60 (e) 0 .75 (f) 1.84
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual and/or voluntary expense limit.
(d) Excludes expense reimbursement from Manager.
(e) Reflects Manager's contractual and voluntary expense limit and/or Distributor's contractual distribution fee limit.
(f) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
OVERSEAS FUND
Institutional shares
2023 $ 8.90 $ 0.30 $ 1.59 $ 1.89 ( $ 0 .23) ( $ 0.53) ( $ 0.76) $ 10.03
2022 11.44 0.26 (1.98) (1.72) (0.28) (0.54) (0.82) 8.90
2021 8.12 0.20 3.31 3.51 (0.19) – (0.19) 11.44
2020 9.69 0.18 (1.44) (1.26) (0.31) – (0.31) 8.12
2019 10.12 0.28 0.14 0.42 (0.24) (0.61) (0.85) 9.69
R-3 shares
2023 8.78 0.24 1.57 1.81 (0.18) (0.53) (0.71) 9.88
2022 11.30 0.20 (1.96) (1.76) (0.22) (0.54) (0.76) 8.78
2021 8.02 0.14 3.27 3.41 (0.13) – (0.13) 11.30
2020 9.58 0.13 (1.43) (1.30) (0.26) – (0.26) 8.02
2019 10.00 0.23 0.14 0.37 (0.18) (0.61) (0.79) 9.58
R-4 shares
2023 8.84 0.26 1.58 1.84 (0.20) (0.53) (0.73) 9.95
2022 11.36 0.23 (1.98) (1.75) (0.23) (0.54) (0.77) 8.84
2021 8.07 0.16 3.29 3.45 (0.16) – (0.16) 11.36
2020 9.64 0.15 (1.45) (1.30) (0.27) – (0.27) 8.07
2019 10.06 0.24 0.16 0.40 (0.21) (0.61) (0.82) 9.64

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
22.01% $ 2,143,073 0.97% (b) 2.86% 59.3%
(16.05) 1,703,672 0.97 (b) 2.56 62.2
43.48 2,927,281 0.94 (b) 1.79 54.8
(13.63) 2,314,374 0.96 (b) 2.07 79.6
5.38 2,580,956 1.04 (b) 2.95 47.8
21.27 717 1.52 (b) 2.31 59.3
(16.52) 464 1.52 (b) 2.01 62.2
42.73 604 1.49 (b) 1.29 54.8
(14.13) 407 1.51 (b) 1.52 79.6
4.82 499 1.60 (b) 2.48 47 .8
21.52 859 1.33 (b) 2.54 59.3
(16.30) 545 1 .33 (b) 2.27 62.2
42.95 608 1.30 (b) 1.44 54.8
(13.99) 481 1.32 (b) 1.70 79.6
5.05 530 1.41 (b) 2.57 47.8
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL CAPITAL APPRECIATION FUND
Class A shares
2023 $ 53.59 $ 0.44 $ 4 .75 $ 5.19 ( $ 0.37) $ – ( $ 0.37) $ 58.41
2022 68.28 0.38 (8.95) (8.57) (0.27) (5.85) (6.12) 53.59
2021 51.30 0.36 19.57 19.93 (0.43) (2.52) (2.95) 68.28
2020 50.56 0.42 4.45 4.87 (0.46) (3.67) (4.13) 51.30
2019 63.24 0.53 5.65 6.18 (0.66) (18.20) (18.86) 50.56
Institutional shares
2023 55.67 0.64 4.93 5.57 (0.55) – (0.55) 60.69
2022 70.67 0.57 (9.26) (8.69) (0.46) (5.85) (6.31) 55.67
2021 53.00 0.57 20.22 20.79 (0.60) (2.52) (3.12) 70.67
2020 52.09 0.61 4.60 5.21 (0.63) (3.67) (4.30) 53.00
2019 64.54 0.74 5.84 6.58 (0.83) (18.20) (19.03) 52.09
R-1 shares
2023 53.35 0.14 4.75 4.89 (0.09) – (0.09) 58.15
2022 68.09 0.06 (8.95) (8.89) – (5.85) (5.85) 53.35
2021 51.14 0.04 19.53 19.57 (0.10) (2.52) (2.62) 68.09
2020 50.41 0.16 4.43 4.59 (0.19) (3.67) (3.86) 51.14
2019 63.08 0.29 5.65 5.94 (0.41) (18.20) (18.61) 50.41
R-3 shares
2023 53.61 0.30 4.77 5.07 (0.23) – (0.23) 58.45
2022 68.37 0.24 (8.98) (8.74) (0.17) (5.85) (6.02) 53.61
2021 51.37 0.21 19.62 19.83 (0.31) (2.52) (2.83) 68.37
2020 50.62 0.31 4.45 4.76 (0.34) (3.67) (4.01) 51.37
2019 63.23 0.44 5.66 6.10 (0.51) (18.20) (18.71) 50.62
R-4 shares
2023 54.49 0.42 4.84 5.26 (0.34) – (0.34) 59.41
2022 69.31 0.36 (9.11) (8.75) (0.22) (5.85) (6.07) 54.49
2021 52.03 0.36 19.84 20.20 (0.40) (2.52) (2.92) 69.31
2020 51.23 0.41 4.51 4.92 (0.45) (3.67) (4.12) 52.03
2019 63.79 0.54 5.74 6.28 (0.64) (18.20) (18.84) 51.23
R-5 shares
2023 54.88 0.49 4.87 5.36 (0.41) – (0.41) 59.83
2022 69.77 0.43 (9.17) (8.74) (0.30) (5.85) (6.15) 54.88
2021 52.35 0.42 19.98 20.40 (0.46) (2.52) (2.98) 69.77
2020 51.51 0.47 4.54 5.01 (0.50) (3.67) ( 4 .17) 52.35
2019 64.05 0.60 5.76 6.36 (0.70) (18.20) (18.90) 51.51

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
9.75% (b) $ 1,085,264 0.78% 0.76% 48.2%
(13.77) (b),(c) 1,037,510 0.77 0.66 49.5
40.26 (b),(c) 1,288,915 0.80 0.59 29.9
10.04 (b),(c) 987,963 0.83 0.86 35.4
17.38 (b) 993,244 0.86 1.10 35.4
10.12 2,351,308 0.46 1.07 48.2
(13.51) (c) 2,022,614 0.46 0.97 49.5
40.71 (c) 961,957 0.49 (d) 0.90 29.9
10.42 717,175 0.47 (d) 1.21 35.4
17.85 683,345 0.47 (d) 1.49 35.4
9.18 1,095 1.32 0.24 48.2
(14.25) (c) 1,343 1.32 0.11 49.5
39.51 (c) 1,653 1.35 0.06 29.9
9.44 1,653 1.37 0.33 35.4
16.78 1,828 1.37 0.61 35.4
9.51 24,142 1.01 0.52 48.2
(13.98) 19,275 1.01 0.42 49.5
39.94 20,459 1.04 0.35 29.9
9.76 14,150 1.06 0.64 35.4
17.15 16,017 1.06 0.91 35.4
9.71 9,048 0.82 0.71 48.2
(13.83) (c) 8,365 0.82 0.61 49.5
40.22 (c) 10,333 0.85 0.59 29.9
9.98 13,402 0.87 0.84 35.4
17.38 16,878 0.87 1.10 35.4
9.85 31,171 0.70 0.83 48.2
(13.72) 27,542 0.70 0.73 49.5
40.37 33,672 0.73 0.68 29.9
10.11 32,567 0.75 0.95 35.4
17.51 34,786 0.75 1.22 35.4
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(d) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2015 FUND
Institutional shares
2023 $ 8.28 $ 0.24 $ 0.07 $ 0.31 ( $ 0.22) ( $ 0.41) ( $ 0.63) $ 7.96
2022 10.57 0.29 (1.78) (1.49) (0.26) (0.54) (0.80) 8.28
2021 9.66 0.20 1.26 1.46 (0.20) (0.35) (0.55) 10.57
2020 10.26 0.22 0.37 0.59 (0.23) (0.96) (1.19) 9.66
2019 10.18 0 .29 0.66 0.95 (0.28) (0.59) (0.87) 10.26
R-1 shares
2023 8.00 0.17 0.06 0.23 (0.15) (0.41) (0.56) 7.67
2022 10.22 0.20 (1.72) (1.52) (0.16) (0.54) (0.70) 8.00
2021 9.35 0.10 1.23 1.33 (0.11) (0.35) (0.46) 10.22
2020 9.97 0.14 0.35 0.49 (0.15) (0.96) (1.11) 9.35
2019 9.90 0.19 0.65 0.84 (0.18) (0.59) (0.77) 9.97
R-3 shares
2023 8.02 0.19 0.07 0.26 (0.17) (0.41) (0.58) 7.70
2022 10.25 0.23 (1.72) (1.49) (0.20) (0.54) (0.74) 8.02
2021 9.38 0.14 1.22 1.36 (0.14) (0.35) (0.49) 10.25
2020 10.00 0.16 0.36 0.52 (0.18) (0.96) (1.14) 9.38
2019 9.93 0.22 0.66 0.88 (0.22) (0.59) (0.81) 10.00
R-4 shares
2023 8.11 0.21 0.06 0.27 (0.18) (0.41) (0.59) 7.79
2022 10.37 0.25 (1.75) (1.50) (0.22) (0.54) (0.76) 8.11
2021 9.48 0.16 1.24 1.40 (0.16) (0.35) (0.51) 10.37
2020 10.10 0.19 0.35 0.54 (0.20) (0.96) (1.16) 9.48
2019 10.02 0.25 0.66 0.91 (0.24) (0.59) (0.83) 10.10
R-5 shares
2023 8.13 0.22 0.06 0.28 (0.20) (0.41) (0.61) 7.80
2022 10.39 0.27 (1.76) (1.49) (0.23) (0.54) ( 0 .77) 8.13
2021 9.50 0.17 1.24 1.41 (0.17) (0.35) (0.52) 10.39
2020 10.11 0.19 0.36 0.55 (0.20) (0.96) (1.16) 9.50
2019 10.04 0.26 0.66 0.92 (0.26) (0.59) (0.85) 10.11

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
3.80% $ 204,780 0.02% 2.98% 14.5%
(15.15) 223,930 0.02 3.16 29.2
15.48 304,277 0.02 1.91 28.3
6.20 273,028 0.02 2.30 31.2
10.48 291,875 0.02 2.95 37.5
2.83 1,379 0.89 2.17 14.5
(15.90) (b) 2,042 0.89 2.29 29.2
14.62 (b) 2,611 0.89 1.06 28 .3
5.21 3,288 0.89 1.49 31.2
9.44 3,645 0.89 1.99 37.5
3.21 16,887 0.58 2.41 14.5
(15.57) 19,212 0.58 2.64 29.2
14.85 28,808 0.58 1.38 28.3
5.52 31,339 0 .58 1.76 31.2
9.89 36,399 0.58 2.31 37.5
3.41 7,157 0.39 2.64 14.5
(15.51) 7,376 0.39 2.82 29.2
15 .11 12,547 0.39 1.58 28.3
5.69 14,286 0.39 2.03 31.2
10.11 18,317 0.39 2.54 37.5
3.44 17,102 0.27 2.74 14.5
(15.35) 18,499 0.27 2.97 29.2
15.25 26,565 0.27 1.67 28.3
5.86 28,376 0.27 2.08 31.2
10.21 30,810 0.27 2.72 37.5
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2020 FUND
Class A shares
2023 $ 12.14 $ 0.29 $ 0.14 $ 0.43 ( $ 0.25) ( $ 0.80) ( $ 1.05) $ 11.52
2022 15.80 0.38 (2.74) (2.36) (0.33) (0.97) (1.30) 12.14
2021 14.07 0.23 2.30 2.53 (0.23) (0.57) (0.80) 15.80
2020 14.43 0.26 0.52 0.78 (0.27) (0.87) (1.14) 14.07
2019 13.92 0.31 1.07 1.38 (0.30) (0.57) (0.87) 14.43
Class J shares
2023 11.96 0.31 0 .14 0.45 (0.28) (0.80) (1.08) 11.33
2022 15.59 0.41 (2.72) (2.31) (0.35) (0.97) (1.32) 11.96
2021 13.89 0.25 2.28 2.53 (0.26) (0.57) (0.83) 15.59
2020 14.26 0.29 0.50 0.79 (0.29) (0.87) (1.16) 13.89
2019 13.78 0.34 1.04 1.38 (0.33) (0.57) (0.90) 14.26
Institutional shares
2023 12.06 0.33 0.14 0.47 (0.30) (0.80) (1.10) 11.43
2022 15.70 0.44 (2.73) (2.29) (0.38) (0.97) (1.35) 12.06
2021 13.99 0.28 2.28 2.56 (0.28) (0.57) (0.85) 15.70
2020 14.35 0.31 0.52 0.83 (0.32) (0.87) (1.19) 13.99
2019 13.86 0.37 1.04 1.41 (0.35) (0.57) (0.92) 14.35
R-1 shares
2023 11.95 0.23 0.14 0.37 (0.19) (0.80) (0.99) 11.33
2022 15.56 0.31 (2.71) (2.40) (0.24) (0.97) (1.21) 11.95
2021 13.86 0.15 2.27 2.42 (0.15) (0.57) (0.72) 15.56
2020 14.22 0.19 0.50 0.69 (0.18) (0.87) (1.05) 13.86
2019 13.71 0.27 1.02 1.29 ( 0 .21) (0.57) (0.78) 14.22
R-3 shares
2023 11.89 0.26 0.14 0.40 (0.22) (0.80) (1.02) 11.27
2022 15.49 0.36 (2.70) (2.34) (0.29) (0.97) (1.26) 11.89
2021 13.82 0.19 2.25 2.44 (0.20) (0.57) (0.77) 15.49
2020 14.18 0.23 0.51 0.74 (0.23) (0.87) (1.10) 13.82
2019 13.69 0.29 1.03 1.32 (0.26) (0.57) (0.83) 14.18
R-4 shares
2023 11.94 0.29 0.14 0.43 (0.25) (0.80) (1.05) 11.32
2022 15.55 0.39 (2.71) (2.32) (0.32) (0.97) (1.29) 11.94
2021 13.86 0.23 2.26 2.49 (0.23) (0.57) (0.80) 15.55
2020 14.22 0.28 0.49 0.77 (0.26) (0.87) ( 1 .13) 13.86
2019 13.73 0.35 1.00 1.35 (0.29) (0.57) (0.86) 14.22
R-5 shares
2023 11.97 0.31 0.13 0.44 (0.26) (0.80) (1.06) 11.35
2022 15.60 0.40 (2.72) (2.32) (0.34) (0.97) (1.31) 11.97
2021 13.90 0.24 2.28 2.52 (0.25) (0.57) (0.82) 15.60
2020 14.26 0.28 0.51 0.79 (0.28) (0.87) (1.15) 13.90
2019 13 .77 0.33 1.04 1.37 (0.31) (0.57) (0.88) 14.26

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
3.73% (b) $ 81,249 0.38% – % 2.44% 9.8%
(16.17) (b) 88,607 0.36 (c) – 2.84 25.2
18.52 (b) 112,642 0.35 (c) – 1.50 19.6
5.58 (b) 100,919 0.36 (c) – 1.89 21.7
10.78 (b) 102,763 0.38 (c) – 2.27 34.2
3.91 (b) 640,253 0.16 (d) 0.18 (e) 2.64 9.8
(16.05) (b) 679,727 0.17 (d) 0.19 (e) 3.06 25.2
18.69 (b),(f) 910,454 0.18 (d) 0.20 (e) 1.68 19.6
5 .86 (b),(f) 832,258 0.16 (d) 0.19 (e) 2.12 21.7
10.94 (b) 880,475 0.17 (d) 0.20 (e) 2.47 34.2
4.07 1,427,262 0.01 – 2.82 9.8
(15.85) 1,640,911 0.01 – 3.25 25.2
18.87 2,424,308 0.01 – 1.86 19.6
5.99 2,298,787 0.01 – 2.28 21.7
11.15 2,553,165 0.01 – 2.74 34.2
3.18 11,131 0.88 – 1.91 9.8
(16.60) 11,554 0.88 – 2.32 25.2
17.81 (f) 15,645 0.88 – 0.98 19.6
5.09 (f) 17,992 0.88 – 1.42 21.7
10.22 20,527 0.88 – 1.97 34.2
3.51 62,249 0.57 – 2.26 9.8
(16.37) (f) 77,582 0.57 – 2.69 25.2
18.24 (f) 112,088 0.57 – 1.30 19.6
5.42 110,479 0.57 – 1.74 21.7
10.51 127,255 0.57 – 2.16 34.2
3.72 25,028 0.38 – 2.44 9.8
(16.17) 31,027 0.38 – 2.90 25.2
18.44 48,132 0.38 – 1.50 19.6
5.57 47,227 0.38 – 2.09 21.7
10.74 73,232 0.38 – 2.57 34.2
3.88 85,830 0.26 – 2.60 9.8
(16.13) 103,555 0.26 – 3.02 25.2
18.62 154,635 0.26 – 1.63 19.6
5.73 158,936 0.26 – 2.05 21.7
10.90 194,723 0.26 – 2.44 34.2
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2025 FUND
Institutional shares
2023 $ 10.47 $ 0.27 $ 0.18 $ 0.45 ( $ 0.24) ( $ 0.55) ( $ 0.79) $ 10.13
2022 13.55 0.37 (2.48) (2.11) (0.33) (0.64) (0.97) 10.47
2021 11.64 0.23 2.33 2.56 (0.23) (0.42) (0.65) 13.55
2020 11.75 0.24 0.43 0.67 (0.25) (0.53) (0.78) 11.64
2019 11.18 0.29 0.92 1.21 (0.27) (0.37) (0.64) 11.75
R-1 shares
2023 10.14 0.17 0.19 0.36 (0.15) (0.55) (0.70) 9.80
2022 13.16 0.27 (2.43) (2.16) (0.22) (0.64) (0.86) 10.14
2021 11.31 0.11 2.27 2.38 (0.11) (0.42) (0.53) 13.16
2020 11.44 0.16 0.39 0.55 (0.15) (0.53) (0.68) 11.31
2019 10.89 0.19 0.90 1.09 (0.17) (0.37) (0.54) 11.44
R-3 shares
2023 10.18 0.21 0.17 0.38 (0.18) (0.55) (0.73) 9.83
2022 13.20 0.31 (2.43) (2.12) (0.26) (0.64) (0.90) 10.18
2021 11.35 0.16 2.27 2.43 (0.16) (0.42) (0.58) 13.20
2020 11.48 0.19 0.40 0.59 (0.19) (0.53) (0.72) 11.35
2019 10.94 0.22 0.90 1.12 (0.21) (0.37) (0.58) 11.48
R-4 shares
2023 10.32 0.23 0.18 0.41 (0.20) (0.55) ( 0 .75) 9.98
2022 13.37 0.33 (2.46) (2.13) (0.28) (0.64) (0.92) 10.32
2021 11.49 0.18 2.30 2.48 (0.18) (0.42) (0.60) 13.37
2020 11.61 0.22 0.40 0.62 (0.21) (0.53) (0.74) 11.49
2019 11.05 0.25 0.91 1.16 (0.23) ( 0 .37) (0.60) 11.61
R-5 shares
2023 10.36 0.25 0.17 0.42 (0.21) (0.55) (0.76) 10.02
2022 13.42 0.36 (2.48) (2.12) (0.30) (0.64) (0.94) 10.36
2021 11.54 0.20 2.30 2.50 (0.20) (0.42) (0.62) 13.42
2020 11.66 0.22 0.41 0.63 (0.22) (0.53) (0.75) 11.54
2019 11.10 0.26 0.91 1.17 (0.24) (0.37) (0.61) 11.66

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
4.49% $ 1,267,266 0.01% 2.60% 14.4%
(16.71) 1,283,002 0.01 3.21 22.6
22.55 1,534,067 0.01 1.76 24.0
5.93 1,225,564 0.01 2.16 33.4
11.81 1,155,367 0.01 2.60 34.9
3.64 6,114 0.89 1.70 14.4
(17.49) 6,575 0.88 2.41 22.6
21.53 8,802 0.88 0.90 24.0
4.94 8,795 0.88 1.48 33.4
10.78 11,116 0.88 1.73 34.9
3.83 86,339 0.58 2.07 14.4
(17.18) 98,077 0.57 2.73 22.6
21.95 132,449 0.57 1.23 24.0
5.29 123,574 0.57 1.69 33.4
11.07 134,168 0.57 2.04 34.9
4.11 34,120 0.39 2.19 14.4
(17.07) 38,530 0.38 2.84 22.6
22.14 51,340 0.38 1.45 24.0
5.49 51,235 0.38 1.95 33.4
11.37 63,748 0.38 2.30 34.9
4.25 81,215 0.27 2.40 14.4
(16.95) 89,987 0.26 3.09 22.6
22.20 123,237 0.26 1.54 24.0
5.59 109,815 0.26 1.97 33.4
11.49 118,440 0.26 2.31 34.9
(a) Calculated based on average shares outstanding during the period.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2030 FUND
Class A shares
2023 $ 13 .12 $ 0 .24 $ 0 .32 $ 0 .56 ( $ 0 .20 ) ( $ 0 .98 ) ( $ 1 .18 ) $ 12 .50
2022 17 .49 0 .42 ( 3 .42 ) ( 3 .00 ) ( 0 .35 ) ( 1 .02 ) ( 1 .37 ) 13 .12
2021 14 .76 0 .22 3 .45 3 .67 ( 0 .22 ) ( 0 .72 ) ( 0 .94 ) 17 .49
2020 14 .85 0 .26 0 .54 0 .80 ( 0 .26 ) ( 0 .63 ) ( 0 .89 ) 14 .76
2019 14 .31 0 .29 1 .23 1 .52 ( 0 .27 ) ( 0 .71 ) ( 0 .98 ) 14 .85
Class J shares
2023 13 .04 0 .26 0 .32 0 .58 ( 0 .23 ) ( 0 .98 ) ( 1 .21 ) 12 .41
2022 17 .39 0 .44 ( 3 .39 ) ( 2 .95 ) ( 0 .38 ) ( 1 .02 ) ( 1 .40 ) 13 .04
2021 14 .67 0 .26 3 .43 3 .69 ( 0 .25 ) ( 0 .72 ) ( 0 .97 ) 17 .39
2020 14 .77 0 .29 0 .53 0 .82 ( 0 .29 ) ( 0 .63 ) ( 0 .92 ) 14 .67
2019 14 .24 0 .31 1 .23 1 .54 ( 0 .30 ) ( 0 .71 ) ( 1 .01 ) 14 .77
Institutional shares
2023 13 .10 0 .29 0 .32 0 .61 ( 0 .25 ) ( 0 .98 ) ( 1 .23 ) 12 .48
2022 17 .47 0 .46 ( 3 .40 ) ( 2 .94 ) ( 0 .41 ) ( 1 .02 ) ( 1 .43 ) 13 .10
2021 14 .73 0 .28 3 .45 3 .73 ( 0 .27 ) ( 0 .72 ) ( 0 .99 ) 17 .47
2020 14 .83 0 .31 0 .53 0 .84 ( 0 .31 ) ( 0 .63 ) ( 0 .94 ) 14 .73
2019 14 .29 0 .35 1 .22 1 .57 ( 0 .32 ) ( 0 .71 ) ( 1 .03 ) 14 .83
R-1 shares
2023 12 .94 0 .17 0 .31 0 .48 ( 0 .13 ) ( 0 .98 ) ( 1 .11 ) 12 .31
2022 17 .25 0 .34 ( 3 .37 ) ( 3 .03 ) ( 0 .26 ) ( 1 .02 ) ( 1 .28 ) 12 .94
2021 14 .58 0 .14 3 .40 3 .54 ( 0 .15 ) ( 0 .72 ) ( 0 .87 ) 17 .25
2020 14 .68 0 .18 0 .53 0 .71 ( 0 .18 ) ( 0 .63 ) ( 0 .81 ) 14 .58
2019 14 .12 0 .23 1 .22 1 .45 ( 0 .18 ) ( 0 .71 ) ( 0 .89 ) 14 .68
R-3 shares
2023 12 .99 0 .21 0 .32 0 .53 ( 0 .17 ) ( 0 .98 ) ( 1 .15 ) 12 .37
2022 17 .33 0 .39 ( 3 .39 ) ( 3 .00 ) ( 0 .32 ) ( 1 .02 ) ( 1 .34 ) 12 .99
2021 14 .63 0 .19 3 .42 3 .61 ( 0 .19 ) ( 0 .72 ) ( 0 .91 ) 17 .33
2020 14 .73 0 .23 0 .52 0 .75 ( 0 .22 ) ( 0 .63 ) ( 0 .85 ) 14 .63
2019 14 .19 0 .27 1 .21 1 .48 ( 0 .23 ) ( 0 .71 ) ( 0 .94 ) 14 .73
R-4 shares
2023 13 .61 0 .25 0 .33 0 .58 ( 0 .19 ) ( 0 .98 ) ( 1 .17 ) 13 .02
2022 18 .09 0 .43 ( 3 .55 ) ( 3 .12 ) ( 0 .34 ) ( 1 .02 ) ( 1 .36 ) 13 .61
2021 15 .23 0 .24 3 .55 3 .79 ( 0 .21 ) ( 0 .72 ) ( 0 .93 ) 18 .09
2020 15 .28 0 .30 0 .53 0 .83 ( 0 .25 ) ( 0 .63 ) ( 0 .88 ) 15 .23
2019 14 .69 0 .34 1 .22 1 .56 ( 0 .26 ) ( 0 .71 ) ( 0 .97 ) 15 .28
R-5 shares
2023 13 .07 0 .26 0 .31 0 .57 ( 0 .22 ) ( 0 .98 ) ( 1 .20 ) 12 .44
2022 17 .43 0 .43 ( 3 .40 ) ( 2 .97 ) ( 0 .37 ) ( 1 .02 ) ( 1 .39 ) 13 .07
2021 14 .70 0 .25 3 .44 3 .69 ( 0 .24 ) ( 0 .72 ) ( 0 .96 ) 17 .43
2020 14 .79 0 .28 0 .53 0 .81 ( 0 .27 ) ( 0 .63 ) ( 0 .90 ) 14 .70
2019 14 .26 0 .31 1 .22 1 .53 ( 0 .29 ) ( 0 .71 ) ( 1 .00 ) 14 .79

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
4 .42% (b) $ 121,782 0 .38% (c) – % 1 .84% 11 .2%
( 18 .48 ) (b) 129,354 0 .37 (c) – 2 .83 31 .1
25 .68 (b) 168,435 0 .36 (c) – 1 .34 24 .0
5 .48 (b) 128,178 0 .38 (c) – 1 .78 33 .4
11 .81 (b) 125,814 0 .38 (c) – 2 .04 23 .0
4 .59 (b) 1,019,722 0 .17 (d) 0 .19 (e) 2 .05 11 .2
( 18 .33 ) (b) 1,041,206 0 .18 (d) 0 .20 (e) 3 .02 31 .1
26 .00 (b) 1,388,404 0 .18 (d) 0 .20 (e) 1 .56 24 .0
5 .64 (b) 1,169,328 0 .17 (d) 0 .20 (e) 2 .02 33 .4
12 .06 (b) 1,197,486 0 .18 (d) 0 .21 (e) 2 .24 23 .0
4 .84 3,387,912 0 .01 – 2 .21 11 .2
( 18 .22 ) 3,437,305 0 .01 – 3 .15 31 .1
26 .21 4,530,236 0 .01 – 1 .71 24 .0
5 .79 3,592,487 0 .01 – 2 .16 33 .4
12 .31 3,620,578 0 .01 – 2 .47 23 .0
3 .84 16,206 0 .88 – 1 .32 11 .2
( 18 .91 ) (f) 16,009 0 .88 – 2 .32 31 .1
25 .06 (f) 21,472 0 .88 – 0 .88 24 .0
4 .92 21,726 0 .88 – 1 .27 33 .4
11 .34 22,286 0 .88 – 1 .65 23 .0
4 .20 123,110 0 .57 – 1 .64 11 .2
( 18 .66 ) 125,371 0 .57 – 2 .65 31 .1
25 .46 176,532 0 .57 – 1 .14 24 .0
5 .22 141,979 0 .57 – 1 .60 33 .4
11 .62 153,293 0 .57 – 1 .92 23 .0
4 .44 48,868 0 .38 – 1 .83 11 .2
( 18 .53 ) 52,612 0 .38 – 2 .82 31 .1
25 .68 73,168 0 .38 – 1 .38 24 .0
5 .50 65,940 0 .38 – 2 .01 33 .4
11 .78 89,004 0 .38 – 2 .37 23 .0
4 .49 167,033 0 .26 – 1 .99 11 .2
( 18 .42 ) 184,436 0 .26 – 2 .94 31 .1
25 .88 242,659 0 .26 – 1 .49 24 .0
5 .60 212,626 0 .26 – 1 .96 33 .4
11 .94 245,044 0 .26 – 2 .21 23 .0
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2035 FUND
Institutional shares
2023 $ 11 .43 $ 0 .23 $ 0 .37 $ 0 .60 ( $ 0 .19 ) ( $ 0 .62 ) ( $ 0 .81 ) $ 11 .22
2022 15 .10 0 .41 ( 3 .07 ) ( 2 .66 ) ( 0 .40 ) ( 0 .61 ) ( 1 .01 ) 11 .43
2021 12 .34 0 .24 3 .24 3 .48 ( 0 .23 ) ( 0 .49 ) ( 0 .72 ) 15 .10
2020 12 .49 0 .24 0 .50 0 .74 ( 0 .26 ) ( 0 .63 ) ( 0 .89 ) 12 .34
2019 11 .97 0 .28 1 .06 1 .34 ( 0 .27 ) ( 0 .55 ) ( 0 .82 ) 12 .49
R-1 shares
2023 11 .11 0 .12 0 .38 0 .50 ( 0 .10 ) ( 0 .62 ) ( 0 .72 ) 10 .89
2022 14 .71 0 .30 ( 3 .02 ) ( 2 .72 ) ( 0 .27 ) ( 0 .61 ) ( 0 .88 ) 11 .11
2021 12 .04 0 .12 3 .16 3 .28 ( 0 .12 ) ( 0 .49 ) ( 0 .61 ) 14 .71
2020 12 .20 0 .16 0 .46 0 .62 ( 0 .15 ) ( 0 .63 ) ( 0 .78 ) 12 .04
2019 11 .70 0 .18 1 .03 1 .21 ( 0 .16 ) ( 0 .55 ) ( 0 .71 ) 12 .20
R-3 shares
2023 11 .17 0 .16 0 .37 0 .53 ( 0 .13 ) ( 0 .62 ) ( 0 .75 ) 10 .95
2022 14 .78 0 .34 ( 3 .02 ) ( 2 .68 ) ( 0 .32 ) ( 0 .61 ) ( 0 .93 ) 11 .17
2021 12 .09 0 .15 3 .19 3 .34 ( 0 .16 ) ( 0 .49 ) ( 0 .65 ) 14 .78
2020 12 .26 0 .18 0 .47 0 .65 ( 0 .19 ) ( 0 .63 ) ( 0 .82 ) 12 .09
2019 11 .76 0 .21 1 .04 1 .25 ( 0 .20 ) ( 0 .55 ) ( 0 .75 ) 12 .26
R-4 shares
2023 11 .30 0 .18 0 .37 0 .55 ( 0 .15 ) ( 0 .62 ) ( 0 .77 ) 11 .08
2022 14 .93 0 .37 ( 3 .05 ) ( 2 .68 ) ( 0 .34 ) ( 0 .61 ) ( 0 .95 ) 11 .30
2021 12 .21 0 .19 3 .20 3 .39 ( 0 .18 ) ( 0 .49 ) ( 0 .67 ) 14 .93
2020 12 .37 0 .22 0 .46 0 .68 ( 0 .21 ) ( 0 .63 ) ( 0 .84 ) 12 .21
2019 11 .85 0 .25 1 .04 1 .29 ( 0 .22 ) ( 0 .55 ) ( 0 .77 ) 12 .37
R-5 shares
2023 11 .34 0 .20 0 .37 0 .57 ( 0 .16 ) ( 0 .62 ) ( 0 .78 ) 11 .13
2022 14 .99 0 .40 ( 3 .08 ) ( 2 .68 ) ( 0 .36 ) ( 0 .61 ) ( 0 .97 ) 11 .34
2021 12 .26 0 .21 3 .21 3 .42 ( 0 .20 ) ( 0 .49 ) ( 0 .69 ) 14 .99
2020 12 .41 0 .23 0 .47 0 .70 ( 0 .22 ) ( 0 .63 ) ( 0 .85 ) 12 .26
2019 11 .90 0 .25 1 .05 1 .30 ( 0 .24 ) ( 0 .55 ) ( 0 .79 ) 12 .41

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
5 .54% $ 1,439,309 0 .01% 1 .97% 12 .3%
( 18 .85 ) 1,301,768 0 .01 3 .19 19 .6
28 .95 1,468,727 0 .01 1 .66 19 .5
6 .02 1,043,617 0 .01 2 .04 37 .1
12 .43 955,390 0 .01 2 .35 25 .9
4 .65 6,617 0 .89 1 .09 12 .3
( 19 .58 ) 6,498 0 .88 2 .43 19 .6
27 .85 8,129 0 .88 0 .84 19 .5
5 .11 7,462 0 .88 1 .36 37 .1
11 .38 8,566 0 .89 1 .59 25 .9
4 .94 86,441 0 .58 1 .42 12 .3
( 19 .30 ) 85,620 0 .57 2 .75 19 .6
28 .31 110,352 0 .57 1 .11 19 .5
5 .38 85,507 0 .57 1 .56 37 .1
11 .74 87,799 0 .58 1 .83 25 .9
5 .08 34,284 0 .39 1 .59 12 .3
( 19 .11 ) 34,077 0 .38 2 .93 19 .6
28 .48 44,010 0 .38 1 .37 19 .5
5 .58 38,878 0 .38 1 .86 37 .1
12 .05 45,491 0 .39 2 .10 25 .9
5 .30 83,168 0 .27 1 .77 12 .3
( 19 .06 ) 86,155 0 .26 3 .14 19 .6
28 .61 113,877 0 .26 1 .45 19 .5
5 .76 92,452 0 .26 1 .92 37 .1
12 .11 99,730 0 .27 2 .09 25 .9
(a) Calculated based on average shares outstanding during the period.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2040 FUND
Class A shares
2023 $ 13 .86 $ 0 .19 $ 0 .59 $ 0 .78 ( $ 0 .16 ) ( $ 0 .94 ) ( $ 1 .10 ) $ 13 .54
2022 18 .81 0 .46 ( 3 .88 ) ( 3 .42 ) ( 0 .46 ) ( 1 .07 ) ( 1 .53 ) 13 .86
2021 15 .20 0 .22 4 .35 4 .57 ( 0 .23 ) ( 0 .73 ) ( 0 .96 ) 18 .81
2020 15 .43 0 .24 0 .60 0 .84 ( 0 .26 ) ( 0 .81 ) ( 1 .07 ) 15 .20
2019 14 .99 0 .27 1 .34 1 .61 ( 0 .26 ) ( 0 .91 ) ( 1 .17 ) 15 .43
Class J shares
2023 14 .07 0 .22 0 .60 0 .82 ( 0 .19 ) ( 0 .94 ) ( 1 .13 ) 13 .76
2022 19 .07 0 .50 ( 3 .94 ) ( 3 .44 ) ( 0 .49 ) ( 1 .07 ) ( 1 .56 ) 14 .07
2021 15 .39 0 .26 4 .41 4 .67 ( 0 .26 ) ( 0 .73 ) ( 0 .99 ) 19 .07
2020 15 .61 0 .28 0 .59 0 .87 ( 0 .28 ) ( 0 .81 ) ( 1 .09 ) 15 .39
2019 15 .15 0 .30 1 .36 1 .66 ( 0 .29 ) ( 0 .91 ) ( 1 .20 ) 15 .61
Institutional shares
2023 14 .24 0 .24 0 .62 0 .86 ( 0 .21 ) ( 0 .94 ) ( 1 .15 ) 13 .95
2022 19 .29 0 .53 ( 3 .99 ) ( 3 .46 ) ( 0 .52 ) ( 1 .07 ) ( 1 .59 ) 14 .24
2021 15 .55 0 .29 4 .46 4 .75 ( 0 .28 ) ( 0 .73 ) ( 1 .01 ) 19 .29
2020 15 .77 0 .30 0 .60 0 .90 ( 0 .31 ) ( 0 .81 ) ( 1 .12 ) 15 .55
2019 15 .29 0 .34 1 .37 1 .71 ( 0 .32 ) ( 0 .91 ) ( 1 .23 ) 15 .77
R-1 shares
2023 14 .02 0 .12 0 .61 0 .73 ( 0 .09 ) ( 0 .94 ) ( 1 .03 ) 13 .72
2022 18 .99 0 .38 ( 3 .94 ) ( 3 .56 ) ( 0 .34 ) ( 1 .07 ) ( 1 .41 ) 14 .02
2021 15 .34 0 .14 4 .39 4 .53 ( 0 .15 ) ( 0 .73 ) ( 0 .88 ) 18 .99
2020 15 .55 0 .17 0 .59 0 .76 ( 0 .16 ) ( 0 .81 ) ( 0 .97 ) 15 .34
2019 15 .08 0 .21 1 .35 1 .56 ( 0 .18 ) ( 0 .91 ) ( 1 .09 ) 15 .55
R-3 shares
2023 13 .95 0 .16 0 .61 0 .77 ( 0 .13 ) ( 0 .94 ) ( 1 .07 ) 13 .65
2022 18 .93 0 .44 ( 3 .93 ) ( 3 .49 ) ( 0 .42 ) ( 1 .07 ) ( 1 .49 ) 13 .95
2021 15 .29 0 .18 4 .39 4 .57 ( 0 .20 ) ( 0 .73 ) ( 0 .93 ) 18 .93
2020 15 .52 0 .22 0 .58 0 .80 ( 0 .22 ) ( 0 .81 ) ( 1 .03 ) 15 .29
2019 15 .06 0 .25 1 .35 1 .60 ( 0 .23 ) ( 0 .91 ) ( 1 .14 ) 15 .52
R-4 shares
2023 14 .02 0 .19 0 .60 0 .79 ( 0 .16 ) ( 0 .94 ) ( 1 .10 ) 13 .71
2022 19 .00 0 .47 ( 3 .93 ) ( 3 .46 ) ( 0 .45 ) ( 1 .07 ) ( 1 .52 ) 14 .02
2021 15 .34 0 .23 4 .38 4 .61 ( 0 .22 ) ( 0 .73 ) ( 0 .95 ) 19 .00
2020 15 .56 0 .29 0 .55 0 .84 ( 0 .25 ) ( 0 .81 ) ( 1 .06 ) 15 .34
2019 15 .10 0 .31 1 .32 1 .63 ( 0 .26 ) ( 0 .91 ) ( 1 .17 ) 15 .56
R-5 shares
2023 14 .13 0 .21 0 .61 0 .82 ( 0 .18 ) ( 0 .94 ) ( 1 .12 ) 13 .83
2022 19 .15 0 .49 ( 3 .97 ) ( 3 .48 ) ( 0 .47 ) ( 1 .07 ) ( 1 .54 ) 14 .13
2021 15 .45 0 .25 4 .42 4 .67 ( 0 .24 ) ( 0 .73 ) ( 0 .97 ) 19 .15
2020 15 .67 0 .27 0 .59 0 .86 ( 0 .27 ) ( 0 .81 ) ( 1 .08 ) 15 .45
2019 15 .20 0 .29 1 .37 1 .66 ( 0 .28 ) ( 0 .91 ) ( 1 .19 ) 15 .67

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
5 .96% (b) $ 99,851 0 .38% (c) – % 1 .34% 12 .4%
( 19 .68 ) (b) 101,428 0 .38 (c) – 2 .94 23 .8
31 .00 (b) 126,454 0 .38 (c) – 1 .24 20 .0
5 .49 (b) 97,825 0 .38 (c) – 1 .65 32 .8
12 .24 (b) 94,659 0 .38 (c) – 1 .84 14 .6
6 .15 (b) 733,117 0 .18 (d) 0 .20 (e) 1 .53 12 .4
( 19 .53 ) (b) 724,982 0 .18 (d) 0 .20 (e) 3 .17 23 .8
31 .30 (b) 948,713 0 .18 (d) 0 .21 (e) 1 .44 20 .0
5 .67 (b) 753,868 0 .18 (d) 0 .21 (e) 1 .86 32 .8
12 .47 (b) 752,041 0 .20 (d) 0 .23 (e) 2 .01 14 .6
6 .42 2,798,971 0 .01 – 1 .70 12 .4
( 19 .43 ) 2,684,679 0 .01 – 3 .30 23 .8
31 .56 3,429,237 0 .01 – 1 .61 20 .0
5 .79 2,615,276 0 .01 – 2 .02 32 .8
12 .72 2,569,620 0 .01 – 2 .25 14 .6
5 .46 12,039 0 .88 – 0 .82 12 .4
( 20 .10 ) 12,069 0 .88 – 2 .41 23 .8
30 .38 16,062 0 .88 – 0 .81 20 .0
4 .90 15,714 0 .88 – 1 .11 32 .8
11 .68 17,042 0 .88 – 1 .45 14 .6
5 .83 99,443 0 .57 – 1 .13 12 .4
( 19 .88 ) 96,348 0 .57 – 2 .81 23 .8
30 .81 129,032 0 .57 – 1 .02 20 .0
5 .22 97,748 0 .57 – 1 .46 32 .8
12 .01 99,952 0 .57 – 1 .72 14 .6
5 .96 41,115 0 .38 – 1 .31 12 .4
( 19 .68 ) 40,589 0 .38 – 2 .96 23 .8
31 .00 53,623 0 .38 – 1 .31 20 .0
5 .45 48,722 0 .38 – 1 .94 32 .8
12 .24 68,656 0 .38 – 2 .13 14 .6
6 .12 142,339 0 .26 – 1 .49 12 .4
( 19 .62 ) 147,107 0 .26 – 3 .08 23 .8
31 .19 187,926 0 .26 – 1 .39 20 .0
5 .56 159,934 0 .26 – 1 .80 32 .8
12 .40 173,689 0 .26 – 1 .98 14 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2045 FUND
Institutional shares
2023 $ 12 .43 $ 0 .18 $ 0 .63 $ 0 .81 ( $ 0 .16 ) ( $ 0 .86 ) ( $ 1 .02 ) $ 12 .22
2022 16 .56 0 .44 ( 3 .51 ) ( 3 .07 ) ( 0 .47 ) ( 0 .59 ) ( 1 .06 ) 12 .43
2021 12 .95 0 .23 4 .05 4 .28 ( 0 .24 ) ( 0 .43 ) ( 0 .67 ) 16 .56
2020 13 .12 0 .24 0 .48 0 .72 ( 0 .25 ) ( 0 .64 ) ( 0 .89 ) 12 .95
2019 12 .51 0 .27 1 .17 1 .44 ( 0 .26 ) ( 0 .57 ) ( 0 .83 ) 13 .12
R-1 shares
2023 11 .93 0 .08 0 .60 0 .68 ( 0 .06 ) ( 0 .86 ) ( 0 .92 ) 11 .69
2022 15 .93 0 .34 ( 3 .41 ) ( 3 .07 ) ( 0 .34 ) ( 0 .59 ) ( 0 .93 ) 11 .93
2021 12 .49 0 .11 3 .88 3 .99 ( 0 .12 ) ( 0 .43 ) ( 0 .55 ) 15 .93
2020 12 .67 0 .15 0 .44 0 .59 ( 0 .13 ) ( 0 .64 ) ( 0 .77 ) 12 .49
2019 12 .09 0 .17 1 .13 1 .30 ( 0 .15 ) ( 0 .57 ) ( 0 .72 ) 12 .67
R-3 shares
2023 12 .01 0 .11 0 .61 0 .72 ( 0 .09 ) ( 0 .86 ) ( 0 .95 ) 11 .78
2022 16 .03 0 .38 ( 3 .43 ) ( 3 .05 ) ( 0 .38 ) ( 0 .59 ) ( 0 .97 ) 12 .01
2021 12 .57 0 .14 3 .91 4 .05 ( 0 .16 ) ( 0 .43 ) ( 0 .59 ) 16 .03
2020 12 .76 0 .18 0 .45 0 .63 ( 0 .18 ) ( 0 .64 ) ( 0 .82 ) 12 .57
2019 12 .18 0 .20 1 .14 1 .34 ( 0 .19 ) ( 0 .57 ) ( 0 .76 ) 12 .76
R-4 shares
2023 12 .17 0 .13 0 .62 0 .75 ( 0 .11 ) ( 0 .86 ) ( 0 .97 ) 11 .95
2022 16 .23 0 .40 ( 3 .47 ) ( 3 .07 ) ( 0 .40 ) ( 0 .59 ) ( 0 .99 ) 12 .17
2021 12 .71 0 .19 3 .95 4 .14 ( 0 .19 ) ( 0 .43 ) ( 0 .62 ) 16 .23
2020 12 .89 0 .21 0 .45 0 .66 ( 0 .20 ) ( 0 .64 ) ( 0 .84 ) 12 .71
2019 12 .29 0 .23 1 .14 1 .37 ( 0 .20 ) ( 0 .57 ) ( 0 .77 ) 12 .89
R-5 shares
2023 12 .20 0 .16 0 .60 0 .76 ( 0 .13 ) ( 0 .86 ) ( 0 .99 ) 11 .97
2022 16 .26 0 .43 ( 3 .47 ) ( 3 .04 ) ( 0 .43 ) ( 0 .59 ) ( 1 .02 ) 12 .20
2021 12 .74 0 .19 3 .96 4 .15 ( 0 .20 ) ( 0 .43 ) ( 0 .63 ) 16 .26
2020 12 .92 0 .22 0 .46 0 .68 ( 0 .22 ) ( 0 .64 ) ( 0 .86 ) 12 .74
2019 12 .33 0 .23 1 .16 1 .39 ( 0 .23 ) ( 0 .57 ) ( 0 .80 ) 12 .92

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
6 .92% $ 1,152,378 0 .01% 1 .46% 11 .4%
( 19 .76 ) 1,010,879 0 .01 3 .21 23 .8
33 .82 1,139,261 0 .01 1 .50 19 .2
5 .57 780,234 0 .01 1 .90 32 .5
12 .75 705,002 0 .01 2 .16 19 .2
5 .99 3,512 0 .89 0 .64 11 .4
( 20 .41 ) 3,916 0 .88 2 .54 23 .8
32 .61 5,074 0 .88 0 .76 19 .2
4 .68 4,536 0 .89 1 .24 32 .5
11 .81 5,738 0 .89 1 .41 19 .2
6 .35 68,323 0 .58 0 .92 11 .4
( 20 .17 ) 66,131 0 .57 2 .85 23 .8
32 .97 88,634 0 .57 0 .93 19 .2
5 .00 66,042 0 .58 1 .45 32 .5
12 .13 67,732 0 .58 1 .64 19 .2
6 .53 22,066 0 .39 1 .09 11 .4
( 20 .06 ) 22,059 0 .38 2 .95 23 .8
33 .30 30,290 0 .38 1 .23 19 .2
5 .19 27,141 0 .39 1 .72 32 .5
12 .38 30,975 0 .39 1 .91 19 .2
6 .60 68,730 0 .27 1 .28 11 .4
( 19 .89 ) 69,495 0 .26 3 .17 23 .8
33 .37 91,388 0 .26 1 .28 19 .2
5 .30 71,201 0 .27 1 .80 32 .5
12 .46 74,697 0 .27 1 .88 19 .2
(a) Calculated based on average shares outstanding during the period.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2050 FUND
Class A shares
2023 $ 14 .82 $ 0 .15 $ 0 .81 $ 0 .96 ( $ 0 .12 ) ( $ 1 .12 ) ( $ 1 .24 ) $ 14 .54
2022 20 .06 0 .49 ( 4 .30 ) ( 3 .81 ) ( 0 .49 ) ( 0 .94 ) ( 1 .43 ) 14 .82
2021 15 .63 0 .21 5 .06 5 .27 ( 0 .22 ) ( 0 .62 ) ( 0 .84 ) 20 .06
2020 15 .89 0 .24 0 .56 0 .80 ( 0 .24 ) ( 0 .82 ) ( 1 .06 ) 15 .63
2019 15 .28 0 .27 1 .42 1 .69 ( 0 .24 ) ( 0 .84 ) ( 1 .08 ) 15 .89
Class J shares
2023 14 .22 0 .16 0 .79 0 .95 ( 0 .15 ) ( 1 .12 ) ( 1 .27 ) 13 .90
2022 19 .30 0 .51 ( 4 .13 ) ( 3 .62 ) ( 0 .52 ) ( 0 .94 ) ( 1 .46 ) 14 .22
2021 15 .06 0 .23 4 .88 5 .11 ( 0 .25 ) ( 0 .62 ) ( 0 .87 ) 19 .30
2020 15 .35 0 .25 0 .54 0 .79 ( 0 .26 ) ( 0 .82 ) ( 1 .08 ) 15 .06
2019 14 .81 0 .27 1 .38 1 .65 ( 0 .27 ) ( 0 .84 ) ( 1 .11 ) 15 .35
Institutional shares
2023 14 .78 0 .20 0 .81 1 .01 ( 0 .18 ) ( 1 .12 ) ( 1 .30 ) 14 .49
2022 19 .99 0 .55 ( 4 .26 ) ( 3 .71 ) ( 0 .56 ) ( 0 .94 ) ( 1 .50 ) 14 .78
2021 15 .57 0 .28 5 .04 5 .32 ( 0 .28 ) ( 0 .62 ) ( 0 .90 ) 19 .99
2020 15 .84 0 .29 0 .55 0 .84 ( 0 .29 ) ( 0 .82 ) ( 1 .11 ) 15 .57
2019 15 .24 0 .31 1 .43 1 .74 ( 0 .30 ) ( 0 .84 ) ( 1 .14 ) 15 .84
R-1 shares
2023 14 .53 0 .07 0 .80 0 .87 ( 0 .05 ) ( 1 .12 ) ( 1 .17 ) 14 .23
2022 19 .67 0 .39 ( 4 .20 ) ( 3 .81 ) ( 0 .39 ) ( 0 .94 ) ( 1 .33 ) 14 .53
2021 15 .35 0 .12 4 .97 5 .09 ( 0 .15 ) ( 0 .62 ) ( 0 .77 ) 19 .67
2020 15 .61 0 .15 0 .54 0 .69 ( 0 .13 ) ( 0 .82 ) ( 0 .95 ) 15 .35
2019 15 .01 0 .22 1 .38 1 .60 ( 0 .16 ) ( 0 .84 ) ( 1 .00 ) 15 .61
R-3 shares
2023 14 .50 0 .11 0 .80 0 .91 ( 0 .09 ) ( 1 .12 ) ( 1 .21 ) 14 .20
2022 19 .64 0 .46 ( 4 .20 ) ( 3 .74 ) ( 0 .46 ) ( 0 .94 ) ( 1 .40 ) 14 .50
2021 15 .33 0 .16 4 .97 5 .13 ( 0 .20 ) ( 0 .62 ) ( 0 .82 ) 19 .64
2020 15 .60 0 .20 0 .56 0 .76 ( 0 .21 ) ( 0 .82 ) ( 1 .03 ) 15 .33
2019 15 .02 0 .23 1 .41 1 .64 ( 0 .22 ) ( 0 .84 ) ( 1 .06 ) 15 .60
R-4 shares
2023 14 .63 0 .14 0 .81 0 .95 ( 0 .12 ) ( 1 .12 ) ( 1 .24 ) 14 .34
2022 19 .81 0 .50 ( 4 .26 ) ( 3 .76 ) ( 0 .48 ) ( 0 .94 ) ( 1 .42 ) 14 .63
2021 15 .44 0 .21 5 .00 5 .21 ( 0 .22 ) ( 0 .62 ) ( 0 .84 ) 19 .81
2020 15 .71 0 .27 0 .52 0 .79 ( 0 .24 ) ( 0 .82 ) ( 1 .06 ) 15 .44
2019 15 .12 0 .27 1 .40 1 .67 ( 0 .24 ) ( 0 .84 ) ( 1 .08 ) 15 .71
R-5 shares
2023 14 .69 0 .17 0 .79 0 .96 ( 0 .14 ) ( 1 .12 ) ( 1 .26 ) 14 .39
2022 19 .88 0 .51 ( 4 .25 ) ( 3 .74 ) ( 0 .51 ) ( 0 .94 ) ( 1 .45 ) 14 .69
2021 15 .49 0 .23 5 .02 5 .25 ( 0 .24 ) ( 0 .62 ) ( 0 .86 ) 19 .88
2020 15 .76 0 .25 0 .55 0 .80 ( 0 .25 ) ( 0 .82 ) ( 1 .07 ) 15 .49
2019 15 .17 0 .28 1 .41 1 .69 ( 0 .26 ) ( 0 .84 ) ( 1 .10 ) 15 .76

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
6 .94% (b) $ 90,827 0 .38% (c) – % 0 .97% 10 .6%
( 20 .32 ) (b) 87,266 0 .38 (c) – 2 .93 26 .9
34 .64 (b) 105,294 0 .38 (c) – 1 .11 21 .0
5 .06 (b) 77,925 0 .38 (c) – 1 .56 26 .9
12 .47 (b) 76,784 0 .38 (c) – 1 .77 17 .3
7 .14 (b) 242,027 0 .23 (d) 0 .25 (e) 1 .12 10 .6
( 20 .17 ) (b) 235,469 0 .22 (d) 0 .24 (e) 3 .17 26 .9
34 .90 (b) 312,540 0 .21 (d) 0 .24 (e) 1 .29 21 .0
5 .18 (b) 237,515 0 .22 (d) 0 .25 (e) 1 .74 26 .9
12 .60 (b) 238,083 0 .24 (d) 0 .27 (e) 1 .84 17 .3
7 .31 2,116,797 0 .01 – 1 .32 10 .6
( 19 .96 ) 1,951,777 0 .01 – 3 .29 26 .9
35 .15 2,422,742 0 .01 – 1 .49 21 .0
5 .37 1,754,692 0 .01 – 1 .91 26 .9
12 .92 1,693,422 0 .01 – 2 .10 17 .3
6 .40 10,281 0 .88 – 0 .47 10 .6
( 20 .65 ) 10,416 0 .88 – 2 .41 26 .9
33 .91 (f) 13,259 0 .88 – 0 .64 21 .0
4 .50 (f) 10,957 0 .88 – 1 .01 26 .9
11 .93 12,804 0 .88 – 1 .52 17 .3
6 .73 76,894 0 .57 – 0 .76 10 .6
( 20 .41 ) 71,732 0 .57 – 2 .80 26 .9
34 .33 94,767 0 .57 – 0 .87 21 .0
4 .87 68,182 0 .57 – 1 .35 26 .9
12 .24 67,825 0 .57 – 1 .57 17 .3
6 .96 34,542 0 .38 – 0 .93 10 .6
( 20 .32 ) 33,403 0 .38 – 3 .01 26 .9
34 .66 44,900 0 .38 – 1 .15 21 .0
5 .03 36,458 0 .38 – 1 .78 26 .9
12 .44 45,136 0 .38 – 1 .84 17 .3
7 .00 93,301 0 .26 – 1 .16 10 .6
( 20 .18 ) 99,622 0 .26 – 3 .12 26 .9
34 .84 128,805 0 .26 – 1 .27 21 .0
5 .12 104,577 0 .26 – 1 .66 26 .9
12 .60 103,868 0 .26 – 1 .88 17 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2055 FUND
Institutional shares
2023 $ 13 .75 $ 0 .18 $ 0 .78 $ 0 .96 ( $ 0 .17 ) ( $ 0 .95 ) ( $ 1 .12 ) $ 13 .59
2022 18 .20 0 .48 ( 3 .92 ) ( 3 .44 ) ( 0 .51 ) ( 0 .50 ) ( 1 .01 ) 13 .75
2021 13 .87 0 .23 4 .71 4 .94 ( 0 .25 ) ( 0 .36 ) ( 0 .61 ) 18 .20
2020 14 .00 0 .24 0 .47 0 .71 ( 0 .25 ) ( 0 .59 ) ( 0 .84 ) 13 .87
2019 13 .22 0 .26 1 .29 1 .55 ( 0 .26 ) ( 0 .51 ) ( 0 .77 ) 14 .00
R-1 shares
2023 13 .12 0 .07 0 .72 0 .79 ( 0 .05 ) ( 0 .95 ) ( 1 .00 ) 12 .91
2022 17 .43 0 .36 ( 3 .79 ) ( 3 .43 ) ( 0 .38 ) ( 0 .50 ) ( 0 .88 ) 13 .12
2021 13 .32 0 .11 4 .49 4 .60 ( 0 .13 ) ( 0 .36 ) ( 0 .49 ) 17 .43
2020 13 .47 0 .13 0 .43 0 .56 ( 0 .12 ) ( 0 .59 ) ( 0 .71 ) 13 .32
2019 12 .73 0 .16 1 .24 1 .40 ( 0 .15 ) ( 0 .51 ) ( 0 .66 ) 13 .47
R-3 shares
2023 13 .27 0 .10 0 .74 0 .84 ( 0 .09 ) ( 0 .95 ) ( 1 .04 ) 13 .07
2022 17 .60 0 .41 ( 3 .82 ) ( 3 .41 ) ( 0 .42 ) ( 0 .50 ) ( 0 .92 ) 13 .27
2021 13 .45 0 .13 4 .56 4 .69 ( 0 .18 ) ( 0 .36 ) ( 0 .54 ) 17 .60
2020 13 .60 0 .17 0 .45 0 .62 ( 0 .18 ) ( 0 .59 ) ( 0 .77 ) 13 .45
2019 12 .86 0 .19 1 .25 1 .44 ( 0 .19 ) ( 0 .51 ) ( 0 .70 ) 13 .60
R-4 shares
2023 13 .46 0 .12 0 .75 0 .87 ( 0 .11 ) ( 0 .95 ) ( 1 .06 ) 13 .27
2022 17 .83 0 .43 ( 3 .86 ) ( 3 .43 ) ( 0 .44 ) ( 0 .50 ) ( 0 .94 ) 13 .46
2021 13 .61 0 .19 4 .59 4 .78 ( 0 .20 ) ( 0 .36 ) ( 0 .56 ) 17 .83
2020 13 .75 0 .21 0 .44 0 .65 ( 0 .20 ) ( 0 .59 ) ( 0 .79 ) 13 .61
2019 12 .98 0 .22 1 .27 1 .49 ( 0 .21 ) ( 0 .51 ) ( 0 .72 ) 13 .75
R-5 shares
2023 13 .52 0 .17 0 .72 0 .89 ( 0 .13 ) ( 0 .95 ) ( 1 .08 ) 13 .33
2022 17 .91 0 .47 ( 3 .90 ) ( 3 .43 ) ( 0 .46 ) ( 0 .50 ) ( 0 .96 ) 13 .52
2021 13 .66 0 .20 4 .63 4 .83 ( 0 .22 ) ( 0 .36 ) ( 0 .58 ) 17 .91
2020 13 .80 0 .21 0 .46 0 .67 ( 0 .22 ) ( 0 .59 ) ( 0 .81 ) 13 .66
2019 13 .05 0 .23 1 .26 1 .49 ( 0 .23 ) ( 0 .51 ) ( 0 .74 ) 13 .80

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
7 .38% $ 744,667 0 .01% 1 .28% 10 .3%
( 19 .95 ) 613,004 0 .01 3 .12 22 .6
36 .38 658,064 0 .01 1 .37 18 .9
5 .07 421,577 0 .02 1 .81 28 .0
12 .89 375,813 0 .02 1 .97 15 .5
6 .39 2,081 0 .89 0 .50 10 .3
( 20 .65 ) 2,912 0 .89 2 .47 22 .6
35 .19 3,341 0 .89 0 .66 18 .9
4 .12 2,642 0 .89 1 .04 28 .0
11 .96 3,121 0 .89 1 .25 15 .5
6 .72 43,506 0 .58 0 .74 10 .3
( 20 .37 ) 38,419 0 .58 2 .78 22 .6
35 .53 48,174 0 .58 0 .81 18 .9
4 .53 32,687 0 .58 1 .34 28 .0
12 .24 31,793 0 .58 1 .50 15 .5
6 .88 14,438 0 .39 0 .91 10 .3
( 20 .23 ) 13,440 0 .39 2 .83 22 .6
35 .84 16,969 0 .39 1 .13 18 .9
4 .69 14,221 0 .39 1 .63 28 .0
12 .53 14,729 0 .39 1 .73 15 .5
7 .00 35,853 0 .27 1 .22 10 .3
( 20 .14 ) 40,556 0 .27 3 .12 22 .6
36 .08 50,443 0 .27 1 .19 18 .9
4 .81 38,859 0 .27 1 .62 28 .0
12 .56 34,838 0 .27 1 .76 15 .5
(a) Calculated based on average shares outstanding during the period.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2060 FUND
Class J shares
2023 $ 14 .52 $ 0 .14 $ 0 .81 $ 0 .95 ( $ 0 .12 ) ( $ 0 .99 ) ( $ 1 .11 ) $ 14 .36
2022 19 .13 0 .48 ( 4 .18 ) ( 3 .70 ) ( 0 .47 ) ( 0 .44 ) ( 0 .91 ) 14 .52
2021 14 .47 0 .17 5 .04 5 .21 ( 0 .21 ) ( 0 .34 ) ( 0 .55 ) 19 .13
2020 14 .61 0 .21 0 .47 0 .68 ( 0 .22 ) ( 0 .60 ) ( 0 .82 ) 14 .47
2019 13 .68 0 .22 1 .36 1 .58 ( 0 .22 ) ( 0 .43 ) ( 0 .65 ) 14 .61
Institutional shares
2023 14 .68 0 .19 0 .82 1 .01 ( 0 .18 ) ( 0 .99 ) ( 1 .17 ) 14 .52
2022 19 .32 0 .51 ( 4 .17 ) ( 3 .66 ) ( 0 .54 ) ( 0 .44 ) ( 0 .98 ) 14 .68
2021 14 .60 0 .24 5 .08 5 .32 ( 0 .26 ) ( 0 .34 ) ( 0 .60 ) 19 .32
2020 14 .72 0 .25 0 .49 0 .74 ( 0 .26 ) ( 0 .60 ) ( 0 .86 ) 14 .60
2019 13 .79 0 .26 1 .37 1 .63 ( 0 .27 ) ( 0 .43 ) ( 0 .70 ) 14 .72
R-1 shares
2023 14 .20 0 .06 0 .79 0 .85 ( 0 .07 ) ( 0 .99 ) ( 1 .06 ) 13 .99
2022 18 .72 0 .35 ( 4 .05 ) ( 3 .70 ) ( 0 .38 ) ( 0 .44 ) ( 0 .82 ) 14 .20
2021 14 .19 0 .11 4 .91 5 .02 ( 0 .15 ) ( 0 .34 ) ( 0 .49 ) 18 .72
2020 14 .32 0 .14 0 .45 0 .59 ( 0 .12 ) ( 0 .60 ) ( 0 .72 ) 14 .19
2019 13 .43 0 .15 1 .33 1 .48 ( 0 .16 ) ( 0 .43 ) ( 0 .59 ) 14 .32
R-3 shares
2023 14 .41 0 .10 0 .82 0 .92 ( 0 .10 ) ( 0 .99 ) ( 1 .09 ) 14 .24
2022 19 .00 0 .43 ( 4 .14 ) ( 3 .71 ) ( 0 .44 ) ( 0 .44 ) ( 0 .88 ) 14 .41
2021 14 .38 0 .13 5 .01 5 .14 ( 0 .18 ) ( 0 .34 ) ( 0 .52 ) 19 .00
2020 14 .52 0 .17 0 .48 0 .65 ( 0 .19 ) ( 0 .60 ) ( 0 .79 ) 14 .38
2019 13 .61 0 .19 1 .35 1 .54 ( 0 .20 ) ( 0 .43 ) ( 0 .63 ) 14 .52
R-4 shares
2023 14 .50 0 .13 0 .81 0 .94 ( 0 .12 ) ( 0 .99 ) ( 1 .11 ) 14 .33
2022 19 .08 0 .48 ( 4 .16 ) ( 3 .68 ) ( 0 .46 ) ( 0 .44 ) ( 0 .90 ) 14 .50
2021 14 .44 0 .18 5 .01 5 .19 ( 0 .21 ) ( 0 .34 ) ( 0 .55 ) 19 .08
2020 14 .57 0 .24 0 .44 0 .68 ( 0 .21 ) ( 0 .60 ) ( 0 .81 ) 14 .44
2019 13 .64 0 .24 1 .34 1 .58 ( 0 .22 ) ( 0 .43 ) ( 0 .65 ) 14 .57
R-5 shares
2023 14 .54 0 .18 0 .78 0 .96 ( 0 .14 ) ( 0 .99 ) ( 1 .13 ) 14 .37
2022 19 .14 0 .48 ( 4 .15 ) ( 3 .67 ) ( 0 .49 ) ( 0 .44 ) ( 0 .93 ) 14 .54
2021 14 .48 0 .20 5 .02 5 .22 ( 0 .22 ) ( 0 .34 ) ( 0 .56 ) 19 .14
2020 14 .61 0 .20 0 .50 0 .70 ( 0 .23 ) ( 0 .60 ) ( 0 .83 ) 14 .48
2019 13 .69 0 .24 1 .35 1 .59 ( 0 .24 ) ( 0 .43 ) ( 0 .67 ) 14 .61

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
6 .96% (b) $ 14,751 0 .38% (c) 0 .46% (d) 0 .98% 10 .6%
( 20 .23 ) (b) 14,614 0 .38 (c) 0 .43 (d) 2 .94 21 .7
36 .62 (b) 18,803 0 .38 (c) 0 .43 (d) 0 .94 18 .3
4 .61 (b) 11,740 0 .38 (c) 0 .58 (d) 1 .49 22 .9
12 .54 (b) 10,924 0 .38 (c) 0 .64 (d) 1 .58 12 .6
7 .30 726,855 0 .01 – 1 .28 10 .6
( 19 .92 ) 594,766 0 .01 – 3 .13 21 .7
37 .12 629,044 0 .02 – 1 .32 18 .3
5 .02 385,276 0 .02 – 1 .75 22 .9
12 .88 319,472 0 .03 (e) – 1 .87 12 .6
6 .35 2,678 0 .89 – 0 .41 10 .6
( 20 .60 ) 2,442 0 .89 – 2 .22 21 .7
35 .95 2,430 0 .89 – 0 .65 18 .3
4 .08 1,935 0 .89 – 1 .02 22 .9
11 .91 2,165 0 .89 – 1 .13 12 .6
6 .79 24,915 0 .58 – 0 .71 10 .6
( 20 .41 ) 19,914 0 .58 – 2 .67 21 .7
36 .38 22,111 0 .58 – 0 .75 18 .3
4 .45 14,091 0 .58 – 1 .23 22 .9
12 .27 12,016 0 .58 – 1 .40 12 .6
6 .91 7,200 0 .39 – 0 .86 10 .6
( 20 .21 ) 5,694 0 .39 – 2 .95 21 .7
36 .55 7,736 0 .39 – 1 .05 18 .3
4 .67 5,851 0 .39 – 1 .72 22 .9
12 .53 6,603 0 .39 – 1 .72 12 .6
7 .05 27,953 0 .27 – 1 .18 10 .6
( 20 .10 ) 28,139 0 .27 – 2 .94 21 .7
36 .74 30,796 0 .27 – 1 .13 18 .3
4 .76 20,854 0 .27 – 1 .46 22 .9
12 .62 16,867 0 .27 – 1 .73 12 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2065 FUND
Institutional shares
2023 $ 11 .71 $ 0 .14 $ 0 .68 $ 0 .82 ( $ 0 .14 ) ( $ 0 .60 ) ( $ 0 .74 ) $ 11 .79
2022 15 .19 0 .38 ( 3 .30 ) ( 2 .92 ) ( 0 .42 ) ( 0 .14 ) ( 0 .56 ) 11 .71
2021 11 .33 0 .15 4 .03 4 .18 ( 0 .19 ) ( 0 .13 ) ( 0 .32 ) 15 .19
2020 11 .19 0 .14 0 .44 0 .58 ( 0 .19 ) ( 0 .25 ) ( 0 .44 ) 11 .33
2019 10 .25 0 .17 1 .08 1 .25 ( 0 .19 ) ( 0 .12 ) ( 0 .31 ) 11 .19
R-1 shares
2023 11 .46 0 .05 0 .65 0 .70 ( 0 .05 ) ( 0 .60 ) ( 0 .65 ) 11 .51
2022 14 .92 0 .30 ( 3 .28 ) ( 2 .98 ) ( 0 .34 ) ( 0 .14 ) ( 0 .48 ) 11 .46
2021 11 .17 ( 0 .01 ) 4 .01 4 .00 ( 0 .12 ) ( 0 .13 ) ( 0 .25 ) 14 .92
2020 11 .05 0 .29 0 .19 0 .48 ( 0 .11 ) ( 0 .25 ) ( 0 .36 ) 11 .17
2019 10 .16 0 .10 1 .06 1 .16 ( 0 .15 ) ( 0 .12 ) ( 0 .27 ) 11 .05
R-3 shares
2023 11 .57 0 .08 0 .66 0 .74 ( 0 .08 ) ( 0 .60 ) ( 0 .68 ) 11 .63
2022 15 .04 0 .30 ( 3 .26 ) ( 2 .96 ) ( 0 .37 ) ( 0 .14 ) ( 0 .51 ) 11 .57
2021 11 .21 0 .07 4 .00 4 .07 ( 0 .11 ) ( 0 .13 ) ( 0 .24 ) 15 .04
2020 11 .10 0 .11 0 .40 0 .51 ( 0 .15 ) ( 0 .25 ) ( 0 .40 ) 11 .21
2019 10 .20 0 .13 1 .05 1 .18 ( 0 .16 ) ( 0 .12 ) ( 0 .28 ) 11 .10
R-4 shares
2023 11 .60 0 .10 0 .67 0 .77 ( 0 .10 ) ( 0 .60 ) ( 0 .70 ) 11 .67
2022 15 .06 0 .37 ( 3 .31 ) ( 2 .94 ) ( 0 .38 ) ( 0 .14 ) ( 0 .52 ) 11 .60
2021 11 .25 0 .13 3 .97 4 .10 ( 0 .16 ) ( 0 .13 ) ( 0 .29 ) 15 .06
2020 11 .13 0 .17 0 .36 0 .53 ( 0 .16 ) ( 0 .25 ) ( 0 .41 ) 11 .25
2019 10 .22 0 .15 1 .06 1 .21 ( 0 .18 ) ( 0 .12 ) ( 0 .30 ) 11 .13
R-5 shares
2023 11 .63 0 .15 0 .63 0 .78 ( 0 .11 ) ( 0 .60 ) ( 0 .71 ) 11 .70
2022 15 .10 0 .33 ( 3 .26 ) ( 2 .93 ) ( 0 .40 ) ( 0 .14 ) ( 0 .54 ) 11 .63
2021 11 .27 0 .14 3 .99 4 .13 ( 0 .17 ) ( 0 .13 ) ( 0 .30 ) 15 .10
2020 11 .16 0 .06 0 .48 0 .54 ( 0 .18 ) ( 0 .25 ) ( 0 .43 ) 11 .27
2019 10 .24 0 .14 1 .09 1 .23 ( 0 .19 ) ( 0 .12 ) ( 0 .31 ) 11 .16

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
7 .29% $ 126,627 0 .04% (b) 1 .18% 13 .7%
( 19 .92 ) 83,762 0 .05 (b) 2 .96 28 .4
37 .37 73,568 0 .08 (b) 1 .04 22 .5
5 .15 26,561 0 .08 (b) 1 .28 55 .1
12 .82 11,938 0 .10 (b) 1 .57 51 .6
6 .39 240 0 .90 (b) 0 .46 13 .7
( 20 .61 ) 268 0 .90 (b) 2 .40 28 .4
36 .21 176 0 .91 (b) ( 0 .10 ) 22 .5
4 .34 58 0 .93 (b) 2 .64 55 .1
11 .93 136 0 .93 (b) 0 .93 51 .6
6 .65 7,872 0 .59 (b) 0 .63 13 .7
( 20 .37 ) 4,642 0 .59 (b) 2 .34 28 .4
36 .70 4,115 0 .60 (b) 0 .49 22 .5
4 .55 1,590 0 .62 (b) 1 .00 55 .1
12 .19 2,256 0 .62 (b) 1 .29 51 .6
6 .88 1,517 0 .40 (b) 0 .79 13 .7
( 20 .19 ) 1,102 0 .40 (b) 2 .86 28 .4
36 .90 1,234 0 .41 (b) 0 .91 22 .5
4 .73 505 0 .43 (b) 1 .55 55 .1
12 .48 427 0 .43 (b) 1 .39 51 .6
7 .04 4,707 0 .28 (b) 1 .25 13 .7
( 20 .11 ) 5,055 0 .28 (b) 2 .57 28 .4
37 .09 3,917 0 .29 (b) 0 .98 22 .5
4 .81 1,898 0 .31 (b) 0 .52 55 .1
12 .60 711 0 .31 (b) 1 .37 51 .6
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of Period
Net Investment Income
(Loss)(a)
Net Realized and
Unrealized Gain (Loss)
on Investments
Total From Investment
Operations
Net Asset Value, End of
Period
PRINCIPAL LIFETIME 2070 FUND
Class J shares
2023(b) $ 10.00 $ 0.02 $ 0.07 $ 0.09 $ 10.09
Institutional shares
2023(b) 10.00 0.03 0.03 0.06 10.06
R-1 shares
2023(b) 10.00 (0.02) 0.02 – 10.00
R-3 shares
2023(b) 10.00 (0.01) 0.03 0.02 10.02
R-4 shares
2023(b) 10.00 0.01 0.02 0.03 10.03
R-5 shares
2023(b) 10.00 0.02 0.02 0.04 10.04

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
0.90% (c),(d) $ 125 0.30% (e),(f) 62.61% (e),(g) 0.24% (e) 94.1% (e)
0.60 (c) 8,476 0.05 (e),(h) – 0.49 (e) 94.1 (e)
0.00 (c) 31 0.93 (e),(h) – (0.33) (e) 94.1 (e)
0.20 (c) 282 0.62 (e),(h) – (0.14) (e) 94.1 (e)
0.30 (c) 55 0.43 (e),(h) – 0.13 (e) 94.1 (e)
0.40 (c) 136 0.31 (e),(h) – 0.23 (e) 94.1 (e)
(a) Calculated based on average shares outstanding during the period.
(b) Period from March 1, 2023, date operations commenced, through October 31, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2015 FUND
Class J shares
2023 $ 10.44 $ 0.22 $ 0.12 $ 0.34 ( $ 0.21) ( $ 0.31) ( $ 0.52) $ 10.26
2022 12.91 0.23 (2.00) (1.77) (0.28) (0.42) (0.70) 10.44
2021 11.75 0.39 1.34 1.73 (0.48) (0.09) (0.57) 12.91
2020 11.39 0.21 0.48 0.69 ( 0 .26) (0.07) (0.33) 11.75
2019 10.63 0.18 0.80 0.98 (0.14) (0.08) (0.22) 11.39
Institutional shares
2023 10.49 0.26 0.10 0.36 (0.22) (0.31) (0.53) 10.32
2022 12.96 0.31 (2.07) (1.76) (0.29) (0.42) (0.71) 10.49
2021 11.80 0.48 1.27 1.75 (0.50) (0.09) (0.59) 12.96
2020 11.42 0.28 0.45 0.73 (0.28) (0.07) ( 0 .35) 11.80
2019 10.65 0.26 0.74 1.00 (0.15) (0.08) (0.23) 11.42
R-6 shares
2023 10.51 0.28 0.08 0 .36 (0.22) (0.31) (0.53) 10.34
2022 12.98 0.32 (2.07) (1.75) (0.30) (0.42) (0.72) 10.51
2021 11 .82 0.50 1.26 1.76 (0.51) (0.09) (0.60) 12.98
2020 11.44 0.27 0.46 0.73 (0.28) (0.07) (0.35) 11.82
2019 10.66 0.14 0.87 1.01 (0.15) (0.08) (0.23) 11.44

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
3.27% (b) $ 168,885 0.17% (c) 0.19% (d) 2.07% 15.8%
(14.50) (b) 96,345 0.23 (c) 0.25 (d) 2.07 18.1
15.07 (b) 55,458 0.23 (c) 0.25 (d) 3.10 20.6
6.21 (b) 29,710 0.28 (c) 0.31 (d) 1.84 32.4
9.44 (b) 19,129 0.30 (c) 0.44 (d) 1.67 31.5
3.48 16,961 0.05 (e) – 2.49 15.8
(14.35) 18,704 0.05 (e) – 2.72 18.1
15.21 22,888 0.05 (e) – 3.85 20.6
6.54 19,501 0.05 (e) – 2.46 32.4
9.63 22,269 0.05 (e) – 2.41 31.5
3.51 31,245 0.02 (e) – 2.66 15.8
(14.30) 46,216 0.02 (e) – 2.78 18.1
15.21 58,859 0.02 (e) – 3.98 20.6
6.55 56,576 0.02 (e) – 2.34 32.4
9.73 61,079 0.02 (e) – 1.32 31.5
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.
(f) Period from March 1, 2019, date operations commenced, through October 31, 2019.
(g) Total return amounts have not been annualized.
(h) Computed on an annualized basis.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2020 FUND
Class J shares
2023 $ 10.80 $ 0.22 $ 0.15 $ 0.37 ( $ 0.21) ( $ 0.50) ( $ 0.71) $ 10.46
2022 13.47 0.28 (2.19) (1.91) (0.30) (0.46) (0.76) 10.80
2021 11.92 0.37 1.76 2.13 (0.47) (0.11) (0.58) 13.47
2020 11.54 0.20 0.53 0.73 (0.26) (0.09) (0.35) 11.92
2019 10.85 0.16 0.87 1.03 (0.18) (0.16) (0.34) 11.54
Institutional shares
2023 10.86 0.26 0.13 0.39 (0.22) (0.50) (0.72) 10.53
2022 13.54 0.33 (2.24) (1.91) (0.31) (0.46) (0.77) 10.86
2021 11.97 0.45 1.71 2.16 (0.48) (0.11) (0.59) 13.54
2020 11.59 0.33 0.41 0.74 (0.27) (0.09) ( 0 .36) 11.97
2019 10.88 0.26 0.79 1.05 (0.18) (0.16) (0.34) 11.59
R-6 shares
2023 10.86 0.27 0.13 0 .40 (0.23) (0.50) (0.73) 10.53
2022 13.54 0.33 (2.24) (1.91) (0.31) (0.46) (0.77) 10.86
2021 11 .97 0.49 1.68 2.17 (0.49) (0.11) (0.60) 13.54
2020 11.59 0.26 0.49 0.75 (0.28) (0.09) (0.37) 11.97
2019 10.88 0.12 0.94 1.06 (0.19) (0.16) (0.35) 11.59

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
3.57% (b) $ 265,194 0.16% (c) 0.18% (d) 2.05% 18.1%
(15.02) (b) 205,008 0.18 (c) 0.20 (d) 2.38 20.4
18.31 (b) 184,994 0.19 (c) 0.21 (d) 2.87 16.2
6.38 (b) 87,239 0.20 (c) 0.23 (d) 1.71 26.7
9.89 (b) 44,553 0.28 (c) 0.31 (d) 1.42 21.4
3.77 38,504 0.05 (e) – 2.39 18.1
(14.95) 42,581 0.05 (e) – 2.78 20.4
18.50 58,554 0.05 (e) – 3.44 16.2
6.50 49,188 0.05 (e) – 2.83 26.7
10.11 81,108 0.05 (e) – 2.34 21.4
3.81 146,660 0.02 (e) – 2.44 18.1
(14.91) 187,400 0.02 (e) – 2.77 20.4
18.54 233,947 0.02 (e) – 3.78 16.2
6.53 212,655 0.02 (e) – 2.28 26.7
10.16 205,364 0.02 (e) – 1.04 21.4
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.
(f) Period from March 1, 2019, date operations commenced, through October 31, 2019.
(g) Total return amounts have not been annualized.
(h) Computed on an annualized basis.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2025 FUND
Class J shares
2023 $ 11.43 $ 0.21 $ 0.23 $ 0.44 ( $ 0.21) ( $ 0.51) ( $ 0.72) $ 11.15
2022 14.27 0.29 (2.42) (2.13) (0.32) (0.39) (0.71) 11.43
2021 12.20 0.37 2.25 2.62 (0.46) (0.09) (0.55) 14.27
2020 11.84 0.20 0.55 0.75 (0.26) (0.13) (0.39) 12.20
2019 11.10 0.16 0.92 1.08 (0.19) (0.15) (0.34) 11.84
Institutional shares
2023 11.48 0.25 0.21 0.46 (0.22) (0.51) (0.73) 11.21
2022 14.33 0.34 (2.47) (2.13) (0.33) (0.39) (0.72) 11.48
2021 12.24 0.45 2.20 2.65 (0.47) (0.09) (0.56) 14.33
2020 11.88 0.28 0.48 0.76 (0.27) (0.13) ( 0 .40) 12.24
2019 11.12 0.25 0.86 1.11 (0.20) (0.15) (0.35) 11.88
R-6 shares
2023 11.49 0.25 0.21 0 .46 (0.23) (0.51) (0.74) 11.21
2022 14.34 0.35 (2.48) (2.13) (0.33) (0.39) (0.72) 11.49
2021 12 .25 0.47 2.19 2.66 (0.48) (0.09) (0.57) 14.34
2020 11.89 0.25 0.51 0.76 (0.27) (0.13) (0.40) 12.25
2019 11.13 0.13 0.98 1.11 (0.20) (0.15) (0.35) 11.89

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
4.03% (b) $ 421,507 0.15% (c) 0.17% (d) 1.81% 12.3%
(15.71) (b) 272,529 0.18 (c) 0.20 (d) 2.30 13.6
21.94 (b) 207,361 0.19 (c) 0.21 (d) 2.69 14.2
6.36 (b) 95,483 0.20 (c) 0.23 (d) 1.70 18.6
10.24 (b) 48,991 0.28 (c) 0.31 (d) 1.42 22.5
4.20 61,975 0.05 (e) – 2.13 12.3
(15.63) 64,787 0.05 (e) – 2.70 13.6
22.14 75,042 0.05 (e) – 3.27 14.2
6.46 58,524 0.05 (e) – 2.38 18.6
10.48 63,839 0.05 (e) – 2.17 22.5
4.15 158,302 0.02 (e) – 2.19 12.3
(15.60) 178,008 0.02 (e) – 2.73 13.6
22.16 206,615 0.02 (e) – 3.42 14.2
6.49 161,907 0.02 (e) – 2.11 18.6
10.52 129,870 0.02 (e) – 1.13 22.5
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.
(f) Period from March 1, 2019, date operations commenced, through October 31, 2019.
(g) Total return amounts have not been annualized.
(h) Computed on an annualized basis.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2030 FUND
Class J shares
2023 $ 11 .63 $ 0 .16 $ 0 .31 $ 0 .47 ( $ 0 .17 ) ( $ 0 .70 ) ( $ 0 .87 ) $ 11 .23
2022 14 .78 0 .28 ( 2 .67 ) ( 2 .39 ) ( 0 .32 ) ( 0 .44 ) ( 0 .76 ) 11 .63
2021 12 .32 0 .37 2 .67 3 .04 ( 0 .45 ) ( 0 .13 ) ( 0 .58 ) 14 .78
2020 11 .99 0 .19 0 .57 0 .76 ( 0 .25 ) ( 0 .18 ) ( 0 .43 ) 12 .32
2019 11 .25 0 .14 0 .99 1 .13 ( 0 .21 ) ( 0 .18 ) ( 0 .39 ) 11 .99
Institutional shares
2023 11 .71 0 .19 0 .30 0 .49 ( 0 .19 ) ( 0 .70 ) ( 0 .89 ) 11 .31
2022 14 .86 0 .33 ( 2 .70 ) ( 2 .37 ) ( 0 .34 ) ( 0 .44 ) ( 0 .78 ) 11 .71
2021 12 .38 0 .41 2 .66 3 .07 ( 0 .46 ) ( 0 .13 ) ( 0 .59 ) 14 .86
2020 12 .04 0 .35 0 .44 0 .79 ( 0 .27 ) ( 0 .18 ) ( 0 .45 ) 12 .38
2019 11 .27 0 .24 0 .92 1 .16 ( 0 .21 ) ( 0 .18 ) ( 0 .39 ) 12 .04
R-6 shares
2023 11 .71 0 .20 0 .29 0 .49 ( 0 .19 ) ( 0 .70 ) ( 0 .89 ) 11 .31
2022 14 .86 0 .33 ( 2 .70 ) ( 2 .37 ) ( 0 .34 ) ( 0 .44 ) ( 0 .78 ) 11 .71
2021 12 .37 0 .45 2 .63 3 .08 ( 0 .46 ) ( 0 .13 ) ( 0 .59 ) 14 .86
2020 12 .03 0 .26 0 .53 0 .79 ( 0 .27 ) ( 0 .18 ) ( 0 .45 ) 12 .37
2019 11 .27 0 .13 1 .03 1 .16 ( 0 .22 ) ( 0 .18 ) ( 0 .40 ) 12 .03

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
4 .25% (b) $ 317,418 0 .16% (c) 0 .18% (d) 1 .41% 11 .5%
( 17 .04 ) (b) 203,444 0 .19 (c) 0 .21 (d) 2 .17 16 .7
25 .23 (b) 177,896 0 .20 (c) 0 .22 (d) 2 .61 14 .9
6 .42 (b) 78,987 0 .22 (c) 0 .25 (d) 1 .60 26 .7
10 .56 (b) 40,498 0 .30 (c) 0 .37 (d) 1 .25 16 .3
4 .35 83,006 0 .05 (e) – 1 .65 11 .5
( 16 .87 ) 77,067 0 .05 (e) – 2 .56 16 .7
25 .38 92,984 0 .05 (e) – 2 .93 14 .9
6 .64 60,462 0 .05 (e) – 2 .92 26 .7
10 .88 93,111 0 .05 (e) – 2 .14 16 .3
4 .39 245,018 0 .02 (e) – 1 .70 11 .5
( 16 .84 ) 237,340 0 .02 (e) – 2 .54 16 .7
25 .52 261,855 0 .02 (e) – 3 .23 14 .9
6 .67 194,059 0 .02 (e) – 2 .15 26 .7
10 .83 161,196 0 .02 (e) – 1 .15 16 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2035 FUND
Class J shares
2023 $ 12 .20 $ 0 .17 $ 0 .41 $ 0 .58 ( $ 0 .17 ) ( $ 0 .79 ) ( $ 0 .96 ) $ 11 .82
2022 15 .50 0 .31 ( 2 .88 ) ( 2 .57 ) ( 0 .34 ) ( 0 .39 ) ( 0 .73 ) 12 .20
2021 12 .56 0 .33 3 .14 3 .47 ( 0 .42 ) ( 0 .11 ) ( 0 .53 ) 15 .50
2020 12 .28 0 .18 0 .55 0 .73 ( 0 .26 ) ( 0 .19 ) ( 0 .45 ) 12 .56
2019 11 .49 0 .14 1 .07 1 .21 ( 0 .21 ) ( 0 .21 ) ( 0 .42 ) 12 .28
Institutional shares
2023 12 .28 0 .19 0 .41 0 .60 ( 0 .19 ) ( 0 .79 ) ( 0 .98 ) 11 .90
2022 15 .59 0 .34 ( 2 .90 ) ( 2 .56 ) ( 0 .36 ) ( 0 .39 ) ( 0 .75 ) 12 .28
2021 12 .62 0 .40 3 .12 3 .52 ( 0 .44 ) ( 0 .11 ) ( 0 .55 ) 15 .59
2020 12 .33 0 .28 0 .47 0 .75 ( 0 .27 ) ( 0 .19 ) ( 0 .46 ) 12 .62
2019 11 .51 0 .22 1 .02 1 .24 ( 0 .21 ) ( 0 .21 ) ( 0 .42 ) 12 .33
R-6 shares
2023 12 .30 0 .20 0 .40 0 .60 ( 0 .19 ) ( 0 .79 ) ( 0 .98 ) 11 .92
2022 15 .61 0 .35 ( 2 .91 ) ( 2 .56 ) ( 0 .36 ) ( 0 .39 ) ( 0 .75 ) 12 .30
2021 12 .64 0 .42 3 .10 3 .52 ( 0 .44 ) ( 0 .11 ) ( 0 .55 ) 15 .61
2020 12 .35 0 .25 0 .51 0 .76 ( 0 .28 ) ( 0 .19 ) ( 0 .47 ) 12 .64
2019 11 .53 0 .14 1 .10 1 .24 ( 0 .21 ) ( 0 .21 ) ( 0 .42 ) 12 .35

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
4 .99% (b) $ 226,807 0 .17% (c) 0 .19% (d) 1 .37% 13 .1%
( 17 .38 ) (b) 158,186 0 .20 (c) 0 .22 (d) 2 .27 12 .6
28 .22 (b) 143,236 0 .21 (c) 0 .24 (d) 2 .22 10 .6
5 .94 (b) 60,829 0 .24 (c) 0 .27 (d) 1 .51 14 .3
11 .12 (b) 29,770 0 .30 (c) 0 .40 (d) 1 .16 17 .4
5 .09 77,698 0 .05 (e) – 1 .55 13 .1
( 17 .25 ) 71,210 0 .05 (e) – 2 .50 12 .6
28 .46 79,002 0 .05 (e) – 2 .75 10 .6
6 .15 54,018 0 .05 (e) – 2 .31 14 .3
11 .42 54,756 0 .05 (e) – 1 .90 17 .4
5 .12 183,007 0 .02 (e) – 1 .62 13 .1
( 17 .21 ) 167,461 0 .02 (e) – 2 .55 12 .6
28 .45 180,539 0 .02 (e) – 2 .84 10 .6
6 .17 124,836 0 .02 (e) – 2 .05 14 .3
11 .45 94,420 0 .02 (e) – 1 .17 17 .4
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2040 FUND
Class J shares
2023 $ 12 .41 $ 0 .15 $ 0 .51 $ 0 .66 ( $ 0 .16 ) ( $ 0 .86 ) ( $ 1 .02 ) $ 12 .05
2022 15 .84 0 .30 ( 2 .98 ) ( 2 .68 ) ( 0 .35 ) ( 0 .40 ) ( 0 .75 ) 12 .41
2021 12 .58 0 .30 3 .48 3 .78 ( 0 .38 ) ( 0 .14 ) ( 0 .52 ) 15 .84
2020 12 .34 0 .19 0 .51 0 .70 ( 0 .25 ) ( 0 .21 ) ( 0 .46 ) 12 .58
2019 11 .59 0 .11 1 .10 1 .21 ( 0 .21 ) ( 0 .25 ) ( 0 .46 ) 12 .34
Institutional shares
2023 12 .50 0 .18 0 .50 0 .68 ( 0 .18 ) ( 0 .86 ) ( 1 .04 ) 12 .14
2022 15 .93 0 .36 ( 3 .02 ) ( 2 .66 ) ( 0 .37 ) ( 0 .40 ) ( 0 .77 ) 12 .50
2021 12 .64 0 .36 3 .47 3 .83 ( 0 .40 ) ( 0 .14 ) ( 0 .54 ) 15 .93
2020 12 .40 0 .34 0 .38 0 .72 ( 0 .27 ) ( 0 .21 ) ( 0 .48 ) 12 .64
2019 11 .62 0 .23 1 .02 1 .25 ( 0 .22 ) ( 0 .25 ) ( 0 .47 ) 12 .40
R-6 shares
2023 12 .52 0 .19 0 .49 0 .68 ( 0 .18 ) ( 0 .86 ) ( 1 .04 ) 12 .16
2022 15 .96 0 .35 ( 3 .02 ) ( 2 .67 ) ( 0 .37 ) ( 0 .40 ) ( 0 .77 ) 12 .52
2021 12 .66 0 .38 3 .46 3 .84 ( 0 .40 ) ( 0 .14 ) ( 0 .54 ) 15 .96
2020 12 .41 0 .25 0 .48 0 .73 ( 0 .27 ) ( 0 .21 ) ( 0 .48 ) 12 .66
2019 11 .63 0 .12 1 .13 1 .25 ( 0 .22 ) ( 0 .25 ) ( 0 .47 ) 12 .41

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
5 .74% (b) $ 234,630 0 .18% (c) 0 .20% (d) 1 .21% 10 .8%
( 17 .72 ) (b) 138,511 0 .21 (c) 0 .23 (d) 2 .18 13 .5
30 .64 (b) 115,496 0 .22 (c) 0 .24 (d) 1 .98 12 .9
5 .74 (b) 49,746 0 .26 (c) 0 .29 (d) 1 .60 22 .5
11 .18 (b) 26,552 0 .30 (c) 0 .42 (d) 0 .94 14 .9
5 .83 67,043 0 .05 (e) – 1 .47 10 .8
( 17 .53 ) 58,528 0 .05 (e) – 2 .58 13 .5
30 .90 68,006 0 .05 (e) – 2 .42 12 .9
5 .86 44,657 0 .05 (e) – 2 .75 22 .5
11 .49 65,024 0 .05 (e) – 1 .96 14 .9
5 .86 210,538 0 .02 (e) – 1 .52 10 .8
( 17 .54 ) 187,431 0 .02 (e) – 2 .50 13 .5
30 .97 194,948 0 .02 (e) – 2 .56 12 .9
5 .97 137,469 0 .02 (e) – 2 .08 22 .5
11 .52 112,973 0 .02 (e) – 1 .04 14 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2045 FUND
Class J shares
2023 $ 12 .82 $ 0 .15 $ 0 .59 $ 0 .74 ( $ 0 .16 ) ( $ 0 .98 ) ( $ 1 .14 ) $ 12 .42
2022 16 .35 0 .30 ( 3 .09 ) ( 2 .79 ) ( 0 .37 ) ( 0 .37 ) ( 0 .74 ) 12 .82
2021 12 .71 0 .28 3 .83 4 .11 ( 0 .35 ) ( 0 .12 ) ( 0 .47 ) 16 .35
2020 12 .46 0 .18 0 .52 0 .70 ( 0 .25 ) ( 0 .20 ) ( 0 .45 ) 12 .71
2019 11 .72 0 .10 1 .12 1 .22 ( 0 .21 ) ( 0 .27 ) ( 0 .48 ) 12 .46
Institutional shares
2023 12 .90 0 .18 0 .59 0 .77 ( 0 .18 ) ( 0 .98 ) ( 1 .16 ) 12 .51
2022 16 .44 0 .36 ( 3 .14 ) ( 2 .78 ) ( 0 .39 ) ( 0 .37 ) ( 0 .76 ) 12 .90
2021 12 .77 0 .34 3 .82 4 .16 ( 0 .37 ) ( 0 .12 ) ( 0 .49 ) 16 .44
2020 12 .51 0 .28 0 .45 0 .73 ( 0 .27 ) ( 0 .20 ) ( 0 .47 ) 12 .77
2019 11 .74 0 .21 1 .05 1 .26 ( 0 .22 ) ( 0 .27 ) ( 0 .49 ) 12 .51
R-6 shares
2023 12 .92 0 .18 0 .59 0 .77 ( 0 .18 ) ( 0 .98 ) ( 1 .16 ) 12 .53
2022 16 .46 0 .36 ( 3 .14 ) ( 2 .78 ) ( 0 .39 ) ( 0 .37 ) ( 0 .76 ) 12 .92
2021 12 .79 0 .35 3 .81 4 .16 ( 0 .37 ) ( 0 .12 ) ( 0 .49 ) 16 .46
2020 12 .53 0 .24 0 .49 0 .73 ( 0 .27 ) ( 0 .20 ) ( 0 .47 ) 12 .79
2019 11 .75 0 .11 1 .16 1 .27 ( 0 .22 ) ( 0 .27 ) ( 0 .49 ) 12 .53

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
6 .18% (b) $ 125,834 0 .21% (c) 0 .23% (d) 1 .15% 10 .8%
( 17 .90 ) (b) 86,099 0 .24 (c) 0 .26 (d) 2 .10 15 .9
32 .92 (b) 70,004 0 .26 (c) 0 .28 (d) 1 .81 13 .5
5 .58 (b) 30,151 0 .30 (c) 0 .35 (d) 1 .46 14 .5
11 .20 (b) 14,776 0 .30 (c) 0 .60 (d) 0 .84 17 .7
6 .39 56,859 0 .05 (e) – 1 .38 10 .8
( 17 .75 ) 49,445 0 .05 (e) – 2 .52 15 .9
33 .20 55,809 0 .05 (e) – 2 .22 13 .5
5 .80 36,546 0 .05 (e) – 2 .30 14 .5
11 .53 38,651 0 .05 (e) – 1 .80 17 .7
6 .42 147,185 0 .02 (e) – 1 .39 10 .8
( 17 .71 ) 119,980 0 .02 (e) – 2 .49 15 .9
33 .18 122,476 0 .02 (e) – 2 .30 13 .5
5 .81 82,272 0 .02 (e) – 1 .95 14 .5
11 .62 59,532 0 .02 (e) – 0 .94 17 .7
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2050 FUND
Class J shares
2023 $ 12 .98 $ 0 .14 $ 0 .64 $ 0 .78 ( $ 0 .15 ) ( $ 0 .97 ) ( $ 1 .12 ) $ 12 .64
2022 16 .55 0 .29 ( 3 .14 ) ( 2 .85 ) ( 0 .36 ) ( 0 .36 ) ( 0 .72 ) 12 .98
2021 12 .73 0 .26 4 .02 4 .28 ( 0 .32 ) ( 0 .14 ) ( 0 .46 ) 16 .55
2020 12 .56 0 .17 0 .51 0 .68 ( 0 .25 ) ( 0 .26 ) ( 0 .51 ) 12 .73
2019 11 .79 0 .11 1 .12 1 .23 ( 0 .22 ) ( 0 .24 ) ( 0 .46 ) 12 .56
Institutional shares
2023 13 .05 0 .17 0 .64 0 .81 ( 0 .18 ) ( 0 .97 ) ( 1 .15 ) 12 .71
2022 16 .63 0 .36 ( 3 .19 ) ( 2 .83 ) ( 0 .39 ) ( 0 .36 ) ( 0 .75 ) 13 .05
2021 12 .77 0 .32 4 .02 4 .34 ( 0 .34 ) ( 0 .14 ) ( 0 .48 ) 16 .63
2020 12 .59 0 .36 0 .34 0 .70 ( 0 .26 ) ( 0 .26 ) ( 0 .52 ) 12 .77
2019 11 .79 0 .22 1 .05 1 .27 ( 0 .23 ) ( 0 .24 ) ( 0 .47 ) 12 .59
R-6 shares
2023 13 .05 0 .17 0 .65 0 .82 ( 0 .18 ) ( 0 .97 ) ( 1 .15 ) 12 .72
2022 16 .63 0 .35 ( 3 .17 ) ( 2 .82 ) ( 0 .40 ) ( 0 .36 ) ( 0 .76 ) 13 .05
2021 12 .78 0 .32 4 .01 4 .33 ( 0 .34 ) ( 0 .14 ) ( 0 .48 ) 16 .63
2020 12 .59 0 .23 0 .49 0 .72 ( 0 .27 ) ( 0 .26 ) ( 0 .53 ) 12 .78
2019 11 .80 0 .11 1 .15 1 .26 ( 0 .23 ) ( 0 .24 ) ( 0 .47 ) 12 .59

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
6 .52% (b) $ 103,198 0 .23% (c) 0 .25% (d) 1 .05% 8 .5%
( 18 .01 ) (b) 70,033 0 .26 (c) 0 .28 (d) 2 .05 16 .3
34 .17 (b) 57,162 0 .28 (c) 0 .30 (d) 1 .65 12 .1
5 .36 (b) 25,905 0 .30 (c) 0 .40 (d) 1 .39 26 .5
11 .25 (b) 12,754 0 .30 (c) 0 .69 (d) 0 .95 12 .6
6 .68 46,298 0 .05 (e) – 1 .32 8 .5
( 17 .85 ) 39,987 0 .05 (e) – 2 .47 16 .3
34 .60 43,480 0 .05 (e) – 2 .04 12 .1
5 .58 28,345 0 .05 (e) – 2 .87 26 .5
11 .60 44,432 0 .05 (e) – 1 .88 12 .6
6 .80 139,155 0 .02 (e) – 1 .30 8 .5
( 17 .83 ) 108,293 0 .02 (e) – 2 .45 16 .3
34 .53 105,040 0 .02 (e) – 2 .08 12 .1
5 .68 64,444 0 .02 (e) – 1 .91 26 .5
11 .52 45,364 0 .02 (e) – 0 .95 12 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2055 FUND
Class J shares
2023 $ 13 .31 $ 0 .12 $ 0 .68 $ 0 .80 ( $ 0 .16 ) ( $ 0 .95 ) ( $ 1 .11 ) $ 13 .00
2022 16 .92 0 .29 ( 3 .22 ) ( 2 .93 ) ( 0 .37 ) ( 0 .31 ) ( 0 .68 ) 13 .31
2021 12 .86 0 .21 4 .28 4 .49 ( 0 .30 ) ( 0 .13 ) ( 0 .43 ) 16 .92
2020 12 .67 0 .17 0 .45 0 .62 ( 0 .25 ) ( 0 .18 ) ( 0 .43 ) 12 .86
2019 11 .91 0 .09 1 .16 1 .25 ( 0 .23 ) ( 0 .26 ) ( 0 .49 ) 12 .67
Institutional shares
2023 13 .40 0 .17 0 .66 0 .83 ( 0 .18 ) ( 0 .95 ) ( 1 .13 ) 13 .10
2022 17 .01 0 .36 ( 3 .26 ) ( 2 .90 ) ( 0 .40 ) ( 0 .31 ) ( 0 .71 ) 13 .40
2021 12 .92 0 .28 4 .27 4 .55 ( 0 .33 ) ( 0 .13 ) ( 0 .46 ) 17 .01
2020 12 .71 0 .29 0 .37 0 .66 ( 0 .27 ) ( 0 .18 ) ( 0 .45 ) 12 .92
2019 11 .93 0 .20 1 .08 1 .28 ( 0 .24 ) ( 0 .26 ) ( 0 .50 ) 12 .71
R-6 shares
2023 13 .43 0 .17 0 .67 0 .84 ( 0 .19 ) ( 0 .95 ) ( 1 .14 ) 13 .13
2022 17 .04 0 .35 ( 3 .25 ) ( 2 .90 ) ( 0 .40 ) ( 0 .31 ) ( 0 .71 ) 13 .43
2021 12 .94 0 .30 4 .26 4 .56 ( 0 .33 ) ( 0 .13 ) ( 0 .46 ) 17 .04
2020 12 .72 0 .22 0 .45 0 .67 ( 0 .27 ) ( 0 .18 ) ( 0 .45 ) 12 .94
2019 11 .94 0 .09 1 .19 1 .28 ( 0 .24 ) ( 0 .26 ) ( 0 .50 ) 12 .72

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
6 .44% (b) $ 55,536 0 .30% (c) 0 .35% (d) 0 .91% 7 .3%
( 18 .06 ) (b) 32,146 0 .30 (c) 0 .39 (d) 1 .96 13 .4
35 .47 (b) 24,427 0 .30 (c) 0 .44 (d) 1 .30 9 .1
4 .91 (b) 9,235 0 .30 (c) 0 .73 (d) 1 .34 14 .2
11 .29 (b) 4,097 0 .30 (c) 1 .63 (d) 0 .74 22 .3
6 .70 30,824 0 .05 (e) – 1 .27 7 .3
( 17 .82 ) 24,173 0 .05 (e) – 2 .45 13 .4
35 .76 25,049 0 .05 (e) – 1 .74 9 .1
5 .19 13,916 0 .05 (e) – 2 .30 14 .2
11 .53 14,697 0 .05 (e) – 1 .68 22 .3
6 .72 80,370 0 .02 (e) – 1 .24 7 .3
( 17 .77 ) 55,493 0 .02 (e) – 2 .39 13 .4
35 .79 50,453 0 .02 (e) – 1 .92 9 .1
5 .26 28,721 0 .02 (e) – 1 .78 14 .2
11 .52 17,525 0 .02 (e) – 0 .77 22 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2060 FUND
Class J shares
2023 $ 13 .56 $ 0 .12 $ 0 .70 $ 0 .82 ( $ 0 .16 ) ( $ 0 .83 ) ( $ 0 .99 ) $ 13 .39
2022 17 .18 0 .27 ( 3 .26 ) ( 2 .99 ) ( 0 .38 ) ( 0 .25 ) ( 0 .63 ) 13 .56
2021 12 .97 0 .19 4 .44 4 .63 ( 0 .30 ) ( 0 .12 ) ( 0 .42 ) 17 .18
2020 12 .81 0 .14 0 .49 0 .63 ( 0 .26 ) ( 0 .21 ) ( 0 .47 ) 12 .97
2019 11 .91 0 .11 1 .17 1 .28 ( 0 .24 ) ( 0 .14 ) ( 0 .38 ) 12 .81
Institutional shares
2023 13 .71 0 .17 0 .69 0 .86 ( 0 .19 ) ( 0 .83 ) ( 1 .02 ) 13 .55
2022 17 .33 0 .35 ( 3 .31 ) ( 2 .96 ) ( 0 .41 ) ( 0 .25 ) ( 0 .66 ) 13 .71
2021 13 .07 0 .24 4 .45 4 .69 ( 0 .31 ) ( 0 .12 ) ( 0 .43 ) 17 .33
2020 12 .87 0 .30 0 .38 0 .68 ( 0 .27 ) ( 0 .21 ) ( 0 .48 ) 13 .07
2019 11 .94 0 .19 1 .12 1 .31 ( 0 .24 ) ( 0 .14 ) ( 0 .38 ) 12 .87
R-6 shares
2023 13 .74 0 .17 0 .70 0 .87 ( 0 .19 ) ( 0 .83 ) ( 1 .02 ) 13 .59
2022 17 .37 0 .35 ( 3 .32 ) ( 2 .97 ) ( 0 .41 ) ( 0 .25 ) ( 0 .66 ) 13 .74
2021 13 .09 0 .28 4 .43 4 .71 ( 0 .31 ) ( 0 .12 ) ( 0 .43 ) 17 .37
2020 12 .89 0 .22 0 .46 0 .68 ( 0 .27 ) ( 0 .21 ) ( 0 .48 ) 13 .09
2019 11 .95 0 .11 1 .21 1 .32 ( 0 .24 ) ( 0 .14 ) ( 0 .38 ) 12 .89

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
6 .47% (b) $ 27,750 0 .30% (c) 0 .52% (d) 0 .89% 7 .6%
( 18 .08 ) (b) 15,523 0 .30 (c) 0 .58 (d) 1 .79 13 .8
36 .20 (b) 9,593 0 .30 (c) 0 .82 (d) 1 .16 12 .9
4 .97 (b) 3,203 0 .30 (c) 1 .72 (d) 1 .15 31 .4
11 .30 (b) 1,426 0 .30 (c) 3 .92 (d) 0 .92 15 .9
6 .68 14,276 0 .05 (e) – 1 .23 7 .6
( 17 .80 ) 10,035 0 .05 (e) – 2 .35 13 .8
36 .46 9,423 0 .05 (e) – 1 .48 12 .9
5 .30 4,268 0 .05 (e) – 2 .39 31 .4
11 .53 5,085 0 .05 (e) – 1 .53 15 .9
6 .74 39,797 0 .02 (e) – 1 .20 7 .6
( 17 .81 ) 24,880 0 .02 (e) – 2 .30 13 .8
36 .56 19,773 0 .02 (e) – 1 .70 12 .9
5 .29 9,905 0 .02 (e) – 1 .71 31 .4
11 .61 5,924 0 .02 (e) – 0 .93 15 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset
Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Tax Return
of Capital
Distribution
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
PRINCIPAL LIFETIME HYBRID 2065 FUND
Class J shares
2023 $ 12 .20 $ 0 .12 $ 0 .62 $ 0 .74 ( $ 0 .16 ) ( $ 0 .66 ) $ – ( $ 0 .82 ) $ 12 .12
2022 15 .22 0 .30 ( 2 .98 ) ( 2 .68 ) ( 0 .34 ) – – ( 0 .34 ) 12 .20
2021 11 .36 0 .17 3 .95 4 .12 ( 0 .25 ) – ( 0 .01 ) ( 0 .26 ) 15 .22
2020 10 .98 0 .15 0 .42 0 .57 ( 0 .19 ) – – ( 0 .19 ) 11 .36
2019 10 .20 0 .15 0 .96 1 .11 ( 0 .27 ) ( 0 .06 ) – ( 0 .33 ) 10 .98
Institutional shares
2023 12 .36 0 .14 0 .64 0 .78 ( 0 .17 ) ( 0 .66 ) – ( 0 .83 ) 12 .31
2022 15 .38 0 .29 ( 2 .96 ) ( 2 .67 ) ( 0 .35 ) – – ( 0 .35 ) 12 .36
2021 11 .45 0 .19 4 .00 4 .19 ( 0 .25 ) – ( 0 .01 ) ( 0 .26 ) 15 .38
2020 11 .03 0 .18 0 .43 0 .61 ( 0 .19 ) – – ( 0 .19 ) 11 .45
2019 10 .22 0 .12 1 .02 1 .14 ( 0 .27 ) ( 0 .06 ) – ( 0 .33 ) 11 .03
R-6 shares
2023 12 .37 0 .13 0 .66 0 .79 ( 0 .17 ) ( 0 .66 ) – ( 0 .83 ) 12 .33
2022 15 .39 0 .28 ( 2 .95 ) ( 2 .67 ) ( 0 .35 ) – – ( 0 .35 ) 12 .37
2021 11 .45 0 .27 3 .93 4 .20 ( 0 .25 ) – ( 0 .01 ) ( 0 .26 ) 15 .39
2020 11 .03 0 .17 0 .44 0 .61 ( 0 .19 ) – – ( 0 .19 ) 11 .45
2019 10 .22 0 .01 1 .13 1 .14 ( 0 .27 ) ( 0 .06 ) – ( 0 .33 ) 11 .03

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
6 .37% (b) $ 8,800 0 .30% (c) 0 .87% (d) 0 .96% 16 .3%
( 18 .04 ) (b) 5,632 0 .30 (c) 0 .89 (d) 2 .26 28 .4
36 .67 (b) 5,381 0 .30 (c) 1 .24 (d) 1 .19 31 .3
5 .18 (b) 1,550 0 .30 (c) 3 .26 (d) 1 .34 65 .7
11 .42 (b) 625 0 .30 (c) 7 .73 (d) 1 .44 143 .3
6 .67 1,946 0 .05 (e) – 1 .11 16 .3
( 17 .81 ) 1,463 0 .05 (e) – 2 .12 28 .4
37 .00 1,312 0 .05 (e) – 1 .29 31 .3
5 .52 360 0 .05 (e) – 1 .59 65 .7
11 .70 264 0 .05 (e) – 1 .19 143 .3
6 .75 12,636 0 .02 (e) – 1 .04 16 .3
( 17 .80 ) 5,956 0 .02 (e) – 2 .07 28 .4
37 .09 3,340 0 .02 (e) – 1 .91 31 .3
5 .52 1,013 0 .02 (e) – 1 .56 65 .7
11 .83 (f) 434 0 .02 (e) – 0 .13 143 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.
(f) During the fiscal year ending October 31, 2019, the Class experienced a one-time gain of net $0.02/share as a result of a loss related to a large redemption and a subsequent reimbursement by the Advisor. If such gain had not been recognized, the total return amounts expressed herein would have been lower.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of Period
Net Investment Income
(Loss)(a)
Net Realized and
Unrealized Gain (Loss)
on Investments
Total From Investment
Operations
Net Asset Value, End of
Period
PRINCIPAL LIFETIME HYBRID 2070 FUND
Class J shares
2023(b) $ 10.00 ( $ 0.01) $ 0.16 $ 0.15 $ 10.15
Institutional shares
2023(b) 10.00 0.01 0.05 0.06 10.06
R-6 shares
2023(b) 10.00 0.01 0.06 0.07 10.07

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
1.50% (c),(d) $ 355 0.30% (e) ,(f) 40.52% (e) (0.14) % (e) 130.0% (e)
0.60 (c) 36 0.05 (e),(g) – 0.10 (e) 130.0 (e)
0.70 (c) 282 0.02 (e),(f) – 0.16 (e) 130.0 (e)
(a) Calculated based on average shares outstanding during the period.
(b) Period from March 1, 2023, date operations commenced, through October 31, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID INCOME FUND
Class J shares
2023 $ 9.49 $ 0.20 $ 0.10 $ 0.30 ( $ 0.19) ( $ 0.27) ( $ 0.46) $ 9.33
2022 11.69 0.23 (1.83) (1.60) (0.25) (0.35) (0.60) 9.49
2021 11.18 0.39 0.66 1.05 (0.50) (0.04) (0.54) 11.69
2020 10.84 0.19 0.45 0.64 (0.26) (0.04) (0.30) 11.18
2019 10.16 0.22 0.66 0.88 (0.16) (0.04) (0.20) 10.84
Institutional shares
2023 9.54 0.25 0.07 0.32 (0.21) (0.27) (0.48) 9.38
2022 11.74 0.29 (1.86) (1.57) (0.28) (0.35) (0.63) 9.54
2021 11.23 0.43 0.63 1.06 (0.51) (0.04) (0.55) 11.74
2020 10.88 0.27 0.40 0.67 (0.28) (0.04) (0.32) 11.23
2019 10.17 0.28 0.64 0.92 (0.17) (0.04) (0.21) 10.88
R-6 shares
2023 9.56 0.26 0.06 0.32 (0.21) ( 0 .27) (0.48) 9.40
2022 11.76 0.27 (1.84) (1.57) (0.28) (0.35) (0.63) 9.56
2021 11.24 0.52 0.56 1.08 (0.52) (0.04) (0.56) 11.76
2020 10.89 0.26 0.41 0.67 (0.28) (0.04) (0.32) 11.24
2019 10.18 0.17 0.75 0.92 (0.17) (0.04) (0.21) 10.89

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
3.27% (b) $ 69,130 0.17% (c) 0.19% (d) 2.10% 20.7%
(14 .39) (b) 42,296 0.26 (c) 0.28 (d) 2.23 31.5
9.56 (b) 33,456 0.28 (c) 0.30 (d) 3.38 20.6
6.01 (b) 18,439 0.30 (c) 0.43 (d) 1.72 34.6
8.82 (b) 8,310 0.30 (c) 0.72 (d) 2.07 24.1
3.42 10,053 0.05 (e) – 2.54 20.7
(14.17) 11,474 0.05 (e) – 2.76 31.5
9.69 17,255 0.05 (e) – 3.74 20.6
6 .27 12,454 0.05 (e) – 2.45 34.6
9.20 13,554 0.05 (e) – 2.67 24.1
3.45 25,367 0.02 (e) – 2.65 20.7
(14.13) 33,623 0.02 (e) – 2.61 31.5
9.78 34,760 0.02 (e) – 4.48 20.6
6.27 33,148 0.02 (e) – 2.42 34.6
9.19 34,983 0.02 (e) – 1.62 24.1
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.
(f) Period from March 1, 2019, date operations commenced, through October 31, 2019.
(g) Total return amounts have not been annualized.
(h) Computed on an annualized basis.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Class A shares
2023 $ 10.46 $ 0.26 $ 0.08 $ 0.34 ( $ 0.24) ( $ 0.25) ( $ 0.49) $ 10.31
2022 13.24 0.31 (2.18) (1.87) (0.31) (0.60) (0.91) 10.46
2021 12.51 0.22 0.95 1.17 (0.22) (0.22) (0.44) 13.24
2020 12.43 0.25 0.43 0.68 (0.27) (0.33) (0.60) 12.51
2019 12.19 0.32 0.72 1.04 (0.30) (0.50) (0.80) 12.43
Class J shares
2023 10.29 0.26 0.10 0.36 (0.26) (0.25) (0.51) 10.14
2022 13.04 0.32 (2.15) (1.83) (0.32) (0.60) (0.92) 10.29
2021 12.33 0.23 0.94 1.17 (0.24) (0.22) (0.46) 13.04
2020 12.26 0.26 0.43 0.69 (0.29) (0.33) (0.62) 12.33
2019 12.03 0.33 0.72 1.05 (0.32) (0.50) (0.82) 12.26
Institutional shares
2023 10.37 0.30 0 .08 0.38 (0.29) (0.25) (0.54) 10.21
2022 13.13 0.36 (2.17) (1.81) (0.35) (0.60) (0.95) 10.37
2021 12.41 0.26 0.94 1.20 (0.26) (0.22) (0.48) 13.13
2020 12.34 0.28 0.44 0.72 (0.32) (0.33) (0.65) 12.41
2019 12.11 0.36 0.72 1.08 (0.35) (0.50) (0.85) 12.34
R-1 shares
2023 10.37 0.20 0.09 0.29 (0.19) (0.25) (0.44) 10.22
2022 13.11 0.25 (2.17) (1.92) (0.22) (0.60) (0.82) 10.37
2021 12.40 0.16 0.92 1.08 (0.15) (0.22) (0.37) 13.11
2020 12.32 0.19 0.43 0.62 (0.21) (0.33) (0.54) 12.40
2019 12.08 0.25 0.73 0.98 (0.24) (0.50) (0.74) 12.32
R-3 shares
2023 10.25 0.23 0.09 0.32 (0.22) (0.25) (0.47) 10.10
2022 12.99 0.29 (2.16) (1.87) ( 0 .27) (0.60) (0.87) 10.25
2021 12.27 0.19 0.94 1.13 (0.19) (0.22) (0.41) 12.99
2020 12.20 0.22 0.42 0.64 (0.24) (0.33) (0.57) 12.27
2019 11.97 0.30 0.71 1.01 (0.28) (0.50) (0.78) 12.20
R-4 shares
2023 10.29 0.25 0.08 0.33 (0.24) (0.25) (0.49) 10.13
2022 13.03 0.32 (2.16) (1.84) (0.30) (0.60) (0.90) 10.29
2021 12.32 0.21 0.94 1.15 (0.22) (0.22) (0.44) 13.03
2020 12.24 0.24 0.43 0.67 (0.26) (0.33) (0.59) 12.32
2019 12.00 0.31 0.73 1.04 (0.30) (0.50) (0.80) 12.24
R-5 shares
2023 10.36 0.27 0.08 0.35 (0.26) (0.25) (0.51) 10.20
2022 13.12 0.33 (2.18) (1.85) (0.31) (0.60) (0.91) 10.36
2021 12.39 0.24 0.94 1.18 (0.23) (0.22) (0.45) 13.12
2020 12.32 0.26 0.43 0.69 (0.29) (0.33) (0.62) 12.39
2019 12.09 0.33 0.72 1.05 (0.32) (0.50) (0.82) 12.32

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
3.28% (b) $ 35,755 0.38% (c) – % 2.43% 11.8%
(15 .14) (b) 16,425 0.38 (c) – 2.72 33.6
9.45 (b) 19,902 0.38 (c) – 1.66 35.0
5.70 (b) 16,214 0.38 (c) – 2.01 31.0
9.31 (b) 16,283 0.38 (c) – 2.63 44.8
3.53 (b) 213,892 0.19 (d) 0.21 (e) 2.51 11.8
(15.02) (b) 58,048 0.23 (d) 0.25 (e) 2.87 33.6
9.61 (b) 71,811 0.22 (d) 0.24 (e) 1.84 35.0
5 .87 (b) 65,404 0.22 (d) 0.25 (e) 2.18 31.0
9.52 (b) 67,084 0.24 (d) 0.27 (e) 2.75 44.8
3.64 464,413 0.02 – 2.82 11.8
(14.82) 237,065 0.02 – 3.12 33.6
9.83 337,718 0.02 – 2.04 35.0
6.06 313,363 0.02 – 2.35 31.0
9.71 288,470 0.03 – 3.00 44.8
2.78 4,275 0.89 – 1.89 11.8
(15.58) 1,686 0.89 – 2.21 33.6
8.82 2,173 0.89 – 1.22 35.0
5.22 2,298 0.89 – 1.55 31.0
8.74 2,935 0.89 – 2.12 44.8
3.11 19,003 0.58 – 2.20 11.8
(15.36) 7,731 0.58 – 2.56 33.6
9.31 10,552 0.58 – 1.51 35.0
5.45 11,439 0.58 – 1.86 31.0
9.13 13,611 0.58 – 2.59 44.8
3.20 7,279 0.39 – 2.42 11.8
(15.12) 3,546 0.39 – 2.81 33.6
9.41 5,143 0.39 – 1.67 35.0
5.69 5,101 0.39 – 2.03 31.0
9.40 5,513 0.39 – 2.60 44.8
3.35 20,170 0.27 – 2.58 11.8
(15.07) 10,147 0.27 – 2.90 33.6
9.64 13,279 0.27 – 1.84 35.0
5.79 16,430 0.27 – 2.14 31.0
9.42 19,181 0.27 – 2.75 44.8
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset
Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Tax Return
of Capital
Distribution
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
REAL ESTATE SECURITIES FUND
Class A shares
2023 $ 25 .62 $ 0 .53 ( $ 1 .88 ) ( $ 1 .35 ) ( $ 0 .54 ) ( $ 0 .26 ) ( $ 0 .08 ) ( $ 0 .88 ) $ 23 .39
2022 33 .58 0 .32 ( 6 .82 ) ( 6 .50 ) ( 0 .35 ) ( 1 .11 ) – ( 1 .46 ) 25 .62
2021 23 .53 0 .26 10 .41 10 .67 ( 0 .30 ) ( 0 .32 ) – ( 0 .62 ) 33 .58
2020 28 .63 0 .33 ( 4 .75 ) ( 4 .42 ) ( 0 .52 ) ( 0 .16 ) – ( 0 .68 ) 23 .53
2019 23 .20 0 .31 6 .02 6 .33 ( 0 .33 ) ( 0 .57 ) – ( 0 .90 ) 28 .63
Class C shares
2023 25 .11 0 .30 ( 1 .85 ) ( 1 .55 ) ( 0 .33 ) ( 0 .26 ) ( 0 .06 ) ( 0 .65 ) 22 .91
2022 32 .93 0 .08 ( 6 .68 ) ( 6 .60 ) ( 0 .11 ) ( 1 .11 ) – ( 1 .22 ) 25 .11
2021 23 .08 0 .05 10 .20 10 .25 ( 0 .08 ) ( 0 .32 ) – ( 0 .40 ) 32 .93
2020 28 .08 0 .14 ( 4 .67 ) ( 4 .53 ) ( 0 .31 ) ( 0 .16 ) – ( 0 .47 ) 23 .08
2019 22 .77 0 .11 5 .91 6 .02 ( 0 .14 ) ( 0 .57 ) – ( 0 .71 ) 28 .08
Class J shares
2023 24 .75 0 .54 ( 1 .83 ) ( 1 .29 ) ( 0 .56 ) ( 0 .26 ) ( 0 .09 ) ( 0 .91 ) 22 .55
2022 32 .49 0 .35 ( 6 .59 ) ( 6 .24 ) ( 0 .39 ) ( 1 .11 ) – ( 1 .50 ) 24 .75
2021 22 .79 0 .28 10 .08 10 .36 ( 0 .34 ) ( 0 .32 ) – ( 0 .66 ) 32 .49
2020 27 .76 0 .36 ( 4 .62 ) ( 4 .26 ) ( 0 .55 ) ( 0 .16 ) – ( 0 .71 ) 22 .79
2019 22 .52 0 .33 5 .84 6 .17 ( 0 .36 ) ( 0 .57 ) – ( 0 .93 ) 27 .76
Institutional shares
2023 25 .65 0 .63 ( 1 .90 ) ( 1 .27 ) ( 0 .62 ) ( 0 .26 ) ( 0 .10 ) ( 0 .98 ) 23 .40
2022 33 .61 0 .42 ( 6 .82 ) ( 6 .40 ) ( 0 .45 ) ( 1 .11 ) – ( 1 .56 ) 25 .65
2021 23 .55 0 .32 10 .46 10 .78 ( 0 .40 ) ( 0 .32 ) – ( 0 .72 ) 33 .61
2020 28 .66 0 .42 ( 4 .77 ) ( 4 .35 ) ( 0 .60 ) ( 0 .16 ) – ( 0 .76 ) 23 .55
2019 23 .22 0 .39 6 .04 6 .43 ( 0 .42 ) ( 0 .57 ) – ( 0 .99 ) 28 .66
R-1 shares
2023 25 .29 0 .41 ( 1 .86 ) ( 1 .45 ) ( 0 .44 ) ( 0 .26 ) ( 0 .07 ) ( 0 .77 ) 23 .07
2022 33 .15 0 .17 ( 6 .72 ) ( 6 .55 ) ( 0 .20 ) ( 1 .11 ) – ( 1 .31 ) 25 .29
2021 23 .24 0 .11 10 .29 10 .40 ( 0 .17 ) ( 0 .32 ) – ( 0 .49 ) 33 .15
2020 28 .26 0 .23 ( 4 .70 ) ( 4 .47 ) ( 0 .39 ) ( 0 .16 ) – ( 0 .55 ) 23 .24
2019 22 .91 0 .20 5 .95 6 .15 ( 0 .23 ) ( 0 .57 ) – ( 0 .80 ) 28 .26

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
( 5 .50 ) % (b) $ 182,522 1 .22% – % 2 .06% 16 .1%
( 20 .14 ) (b) 283,213 1 .20 – 1 .05 18 .7
45 .87 (b) 348,715 1 .21 – 0 .88 31 .0
( 15 .56 ) (b) 286,896 1 .24 – 1 .33 35 .1
28 .09 (b) 370,891 1 .26 – 1 .20 20 .1
( 6 .34 ) (b) 18,401 2 .10 – 1 .19 16 .1
( 20 .76 ) (b) 27,677 1 .99 – 0 .25 18 .7
44 .73 (b) ,(c) 40,295 1 .99 – 0 .16 31 .0
( 16 .21 ) (b) ,(c) 34,198 2 .02 – 0 .55 35 .1
27 .10 (b) 53,250 2 .05 – 0 .44 20 .1
( 5 .44 ) (b) 119,508 1 .13 (d) 1 .15 (e) 2 .15 16 .1
( 20 .04 ) (b) ,(c) 139,555 1 .07 (d) 1 .09 (e) 1 .18 18 .7
46 .09 (b) ,(c) 185,393 1 .08 (d) 1 .10 (e) 1 .00 31 .0
( 15 .45 ) (b) 134,897 1 .10 (d) 1 .13 (e) 1 .46 35 .1
28 .24 (b) 181,025 1 .14 (d) 1 .17 (e) 1 .33 20 .1
( 5 .19 ) 2,867,558 0 .86 (f) – 2 .42 16 .1
( 19 .85 ) 3,291,840 0 .86 (f) – 1 .39 18 .7
46 .34 3,930,727 0 .89 (f) – 1 .06 31 .0
( 15 .27 ) 2,160,526 0 .91 (f) – 1 .66 35 .1
28 .54 2,411,326 0 .91 (f) – 1 .53 20 .1
( 5 .94 ) 1,939 1 .68 – 1 .61 16 .1
( 20 .49 ) 2,230 1 .68 – 0 .57 18 .7
45 .20 2,955 1 .68 – 0 .37 31 .0
( 15 .94 ) 2,141 1 .68 – 0 .90 35 .1
27 .54 4,368 1 .69 – 0 .79 20 .1
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset
Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Tax Return
of Capital
Distribution
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
REAL ESTATE SECURITIES FUND
R-3 shares
2023 $ 24 .89 $ 0 .48 ( $ 1 .83 ) ( $ 1 .35 ) ( $ 0 .51 ) ( $ 0 .26 ) ( $ 0 .08 ) ( $ 0 .85 ) $ 22 .69
2022 32 .66 0 .26 ( 6 .62 ) ( 6 .36 ) ( 0 .30 ) ( 1 .11 ) – ( 1 .41 ) 24 .89
2021 22 .91 0 .17 10 .17 10 .34 ( 0 .27 ) ( 0 .32 ) – ( 0 .59 ) 32 .66
2020 27 .89 0 .29 ( 4 .63 ) ( 4 .34 ) ( 0 .48 ) ( 0 .16 ) – ( 0 .64 ) 22 .91
2019 22 .62 0 .28 5 .87 6 .15 ( 0 .31 ) ( 0 .57 ) – ( 0 .88 ) 27 .89
R-4 shares
2023 24 .57 0 .51 ( 1 .80 ) ( 1 .29 ) ( 0 .54 ) ( 0 .26 ) ( 0 .09 ) ( 0 .89 ) 22 .39
2022 32 .26 0 .32 ( 6 .54 ) ( 6 .22 ) ( 0 .36 ) ( 1 .11 ) – ( 1 .47 ) 24 .57
2021 22 .63 0 .27 10 .00 10 .27 ( 0 .32 ) ( 0 .32 ) – ( 0 .64 ) 32 .26
2020 27 .57 0 .34 ( 4 .59 ) ( 4 .25 ) ( 0 .53 ) ( 0 .16 ) – ( 0 .69 ) 22 .63
2019 22 .37 0 .32 5 .80 6 .12 ( 0 .35 ) ( 0 .57 ) – ( 0 .92 ) 27 .57
R-5 shares
2023 24 .63 0 .55 ( 1 .81 ) ( 1 .26 ) ( 0 .58 ) ( 0 .26 ) ( 0 .09 ) ( 0 .93 ) 22 .44
2022 32 .34 0 .35 ( 6 .56 ) ( 6 .21 ) ( 0 .39 ) ( 1 .11 ) – ( 1 .50 ) 24 .63
2021 22 .68 0 .29 10 .04 10 .33 ( 0 .35 ) ( 0 .32 ) – ( 0 .67 ) 32 .34
2020 27 .63 0 .37 ( 4 .59 ) ( 4 .22 ) ( 0 .57 ) ( 0 .16 ) – ( 0 .73 ) 22 .68
2019 22 .42 0 .36 5 .80 6 .16 ( 0 .38 ) ( 0 .57 ) – ( 0 .95 ) 27 .63
R-6 shares
2023 25 .64 0 .64 ( 1 .89 ) ( 1 .25 ) ( 0 .64 ) ( 0 .26 ) ( 0 .10 ) ( 1 .00 ) 23 .39
2022 33 .60 0 .45 ( 6 .83 ) ( 6 .38 ) ( 0 .47 ) ( 1 .11 ) – ( 1 .58 ) 25 .64
2021 23 .55 0 .40 10 .39 10 .79 ( 0 .42 ) ( 0 .32 ) – ( 0 .74 ) 33 .60
2020 28 .66 0 .44 ( 4 .76 ) ( 4 .32 ) ( 0 .63 ) ( 0 .16 ) – ( 0 .79 ) 23 .55
2019 23 .22 0 .42 6 .04 6 .46 ( 0 .45 ) ( 0 .57 ) – ( 1 .02 ) 28 .66

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 5 .65 ) % $ 26,311 1 .37% 1 .92% 16 .1%
( 20 .26 ) 33,778 1 .37 0 .88 18 .7
45 .63 46,314 1 .37 0 .59 31 .0
( 15 .66 ) 28,733 1 .37 1 .19 35 .1
27 .96 43,588 1 .38 1 .11 20 .1
( 5 .49 ) 11,008 1 .18 2 .04 16 .1
( 20 .10 ) 22,634 1 .18 1 .08 18 .7
45 .92 31,739 1 .18 0 .95 31 .0
( 15 .51 ) 24,909 1 .18 1 .39 35 .1
28 .20 37,265 1 .19 1 .32 20 .1
( 5 .35 ) 75,824 1 .06 2 .22 16 .1
( 20 .01 ) 87,270 1 .06 1 .19 18 .7
46 .10 114,006 1 .06 1 .04 31 .0
( 15 .40 ) 105,340 1 .06 1 .51 35 .1
28 .34 149,005 1 .07 1 .48 20 .1
( 5 .14 ) 1,849,047 0 .81 2 .47 16 .1
( 19 .79 ) 1,854,169 0 .80 1 .46 18 .7
46 .43 2,045,827 0 .80 (b) 1 .38 31 .0
( 15 .18 ) 1,643,165 0 .81 (b) 1 .75 35 .1
28 .67 1,914,954 0 .81 (b) 1 .65 20 .1
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM BALANCED PORTFOLIO
Class A shares
2023 $ 14 .16 $ 0 .24 $ 0 .51 $ 0 .75 ( $ 0 .23 ) ( $ 0 .87 ) ( $ 1 .10 ) $ 13 .81
2022 18 .95 0 .32 ( 3 .38 ) ( 3 .06 ) ( 0 .30 ) ( 1 .43 ) ( 1 .73 ) 14 .16
2021 15 .64 0 .20 3 .58 3 .78 ( 0 .19 ) ( 0 .28 ) ( 0 .47 ) 18 .95
2020 15 .73 0 .25 0 .25 0 .50 ( 0 .23 ) ( 0 .36 ) ( 0 .59 ) 15 .64
2019 15 .50 0 .30 1 .30 1 .60 ( 0 .32 ) ( 1 .05 ) ( 1 .37 ) 15 .73
Class C shares
2023 13 .81 0 .13 0 .48 0 .61 ( 0 .11 ) ( 0 .87 ) ( 0 .98 ) 13 .44
2022 18 .53 0 .20 ( 3 .30 ) ( 3 .10 ) ( 0 .19 ) ( 1 .43 ) ( 1 .62 ) 13 .81
2021 15 .36 0 .06 3 .51 3 .57 ( 0 .12 ) ( 0 .28 ) ( 0 .40 ) 18 .53
2020 15 .46 0 .14 0 .24 0 .38 ( 0 .12 ) ( 0 .36 ) ( 0 .48 ) 15 .36
2019 15 .25 0 .24 1 .22 1 .46 ( 0 .20 ) ( 1 .05 ) ( 1 .25 ) 15 .46
Class J shares
2023 13 .54 0 .25 0 .48 0 .73 ( 0 .25 ) ( 0 .87 ) ( 1 .12 ) 13 .15
2022 18 .20 0 .32 ( 3 .22 ) ( 2 .90 ) ( 0 .33 ) ( 1 .43 ) ( 1 .76 ) 13 .54
2021 15 .05 0 .22 3 .43 3 .65 ( 0 .22 ) ( 0 .28 ) ( 0 .50 ) 18 .20
2020 15 .15 0 .27 0 .25 0 .52 ( 0 .26 ) ( 0 .36 ) ( 0 .62 ) 15 .05
2019 14 .98 0 .32 1 .25 1 .57 ( 0 .35 ) ( 1 .05 ) ( 1 .40 ) 15 .15
Institutional shares
2023 13 .86 0 .27 0 .50 0 .77 ( 0 .27 ) ( 0 .87 ) ( 1 .14 ) 13 .49
2022 18 .60 0 .37 ( 3 .32 ) ( 2 .95 ) ( 0 .36 ) ( 1 .43 ) ( 1 .79 ) 13 .86
2021 15 .36 0 .25 3 .52 3 .77 ( 0 .25 ) ( 0 .28 ) ( 0 .53 ) 18 .60
2020 15 .45 0 .29 0 .26 0 .55 ( 0 .28 ) ( 0 .36 ) ( 0 .64 ) 15 .36
2019 15 .25 0 .35 1 .27 1 .62 ( 0 .37 ) ( 1 .05 ) ( 1 .42 ) 15 .45

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
5 .44% (b) $ 1,897,327 0 .62% – % 1 .66% 26 .1%
( 17 .52 ) (b) 1,965,970 0 .60 – 1 .98 50 .4
24 .55 (b) 2,523,065 0 .59 – 1 .11 31 .3
3 .26 (b) 2,060,672 0 .61 – 1 .64 17 .3
11 .57 (b) 2,194,735 0 .62 (c) – 1 .99 13 .4
4 .59 (b) 130,921 1 .40 – 0 .93 26 .1
( 18 .16 ) (b) 174,776 1 .38 – 1 .26 50 .4
23 .57 (b) 281,665 1 .37 – 0 .37 31 .3
2 .48 (b) 322,006 1 .38 – 0 .90 17 .3
10 .77 (b) 384,622 1 .38 (c) – 1 .62 13 .4
5 .59 (b) 1,263,792 0 .44 (d) 0 .46 (e) 1 .82 26 .1
( 17 .39 ) (b) 1,158,071 0 .45 (d) 0 .47 (e) 2 .11 50 .4
24 .65 (b) 1,336,353 0 .44 (d) 0 .47 (e) 1 .25 31 .3
3 .51 (b) 1,071,910 0 .44 (d) 0 .47 (e) 1 .80 17 .3
11 .78 (b) 1,092,386 0 .44 (d) 0 .47 (e) 2 .21 13 .4
5 .75 642,053 0 .30 – 1 .96 26 .1
( 17 .32 ) 649,784 0 .29 – 2 .34 50 .4
24 .93 896,603 0 .28 – 1 .42 31 .3
3 .66 747,015 0 .30 – 1 .95 17 .3
11 .93 778,336 0 .29 (c) – 2 .36 13 .4
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM BALANCED PORTFOLIO
R-1 shares
2023 $ 13 .81 $ 0 .16 $ 0 .49 $ 0 .65 ( $ 0 .15 ) ( $ 0 .87 ) ( $ 1 .02 ) $ 13 .44
2022 18 .53 0 .22 ( 3 .29 ) ( 3 .07 ) ( 0 .22 ) ( 1 .43 ) ( 1 .65 ) 13 .81
2021 15 .35 0 .10 3 .50 3 .60 ( 0 .14 ) ( 0 .28 ) ( 0 .42 ) 18 .53
2020 15 .41 0 .17 0 .28 0 .45 ( 0 .15 ) ( 0 .36 ) ( 0 .51 ) 15 .35
2019 15 .21 0 .23 1 .26 1 .49 ( 0 .24 ) ( 1 .05 ) ( 1 .29 ) 15 .41
R-3 shares
2023 13 .80 0 .19 0 .49 0 .68 ( 0 .19 ) ( 0 .87 ) ( 1 .06 ) 13 .42
2022 18 .51 0 .29 ( 3 .30 ) ( 3 .01 ) ( 0 .27 ) ( 1 .43 ) ( 1 .70 ) 13 .80
2021 15 .31 0 .15 3 .50 3 .65 ( 0 .17 ) ( 0 .28 ) ( 0 .45 ) 18 .51
2020 15 .40 0 .21 0 .26 0 .47 ( 0 .20 ) ( 0 .36 ) ( 0 .56 ) 15 .31
2019 15 .20 0 .28 1 .25 1 .53 ( 0 .28 ) ( 1 .05 ) ( 1 .33 ) 15 .40
R-4 shares
2023 13 .85 0 .22 0 .50 0 .72 ( 0 .22 ) ( 0 .87 ) ( 1 .09 ) 13 .48
2022 18 .57 0 .27 ( 3 .27 ) ( 3 .00 ) ( 0 .29 ) ( 1 .43 ) ( 1 .72 ) 13 .85
2021 15 .34 0 .19 3 .51 3 .70 ( 0 .19 ) ( 0 .28 ) ( 0 .47 ) 18 .57
2020 15 .44 0 .23 0 .26 0 .49 ( 0 .23 ) ( 0 .36 ) ( 0 .59 ) 15 .34
2019 15 .23 0 .33 1 .24 1 .57 ( 0 .31 ) ( 1 .05 ) ( 1 .36 ) 15 .44
R-5 shares
2023 13 .84 0 .24 0 .50 0 .74 ( 0 .24 ) ( 0 .87 ) ( 1 .11 ) 13 .47
2022 18 .56 0 .32 ( 3 .29 ) ( 2 .97 ) ( 0 .32 ) ( 1 .43 ) ( 1 .75 ) 13 .84
2021 15 .33 0 .20 3 .52 3 .72 ( 0 .21 ) ( 0 .28 ) ( 0 .49 ) 18 .56
2020 15 .43 0 .25 0 .25 0 .50 ( 0 .24 ) ( 0 .36 ) ( 0 .60 ) 15 .33
2019 15 .23 0 .32 1 .26 1 .58 ( 0 .33 ) ( 1 .05 ) ( 1 .38 ) 15 .43

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
4 .84% $ 1,890 1 .16% 1 .17% 26 .1%
( 17 .99 ) 2,220 1 .16 1 .41 50 .4
23 .78 2,607 1 .15 0 .58 31 .3
2 .93 2,364 1 .16 1 .16 17 .3
10 .99 2,901 1 .16 (b) 1 .53 13 .4
5 .12 19,264 0 .85 1 .40 26 .1
( 17 .71 ) 18,236 0 .85 1 .83 50 .4
24 .17 27,419 0 .84 0 .84 31 .3
3 .08 22,790 0 .85 1 .42 17 .3
11 .35 24,192 0 .85 (b) 1 .90 13 .4
5 .37 9,177 0 .66 1 .60 26 .1
( 17 .56 ) 9,913 0 .66 1 .72 50 .4
24 .45 11,619 0 .65 1 .09 31 .3
3 .20 12,631 0 .66 1 .56 17 .3
11 .58 13,455 0 .66 (b) 2 .20 13 .4
5 .51 29,840 0 .54 1 .74 26 .1
( 17 .45 ) 29,709 0 .54 2 .05 50 .4
24 .60 37,892 0 .53 1 .15 31 .3
3 .33 30,863 0 .54 1 .69 17 .3
11 .68 34,650 0 .54 (b) 2 .15 13 .4
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE BALANCED PORTFOLIO
Class A shares
2023 $ 10 .85 $ 0 .23 $ 0 .14 $ 0 .37 ( $ 0 .22 ) ( $ 0 .27 ) ( $ 0 .49 ) $ 10 .73
2022 13 .95 0 .26 ( 2 .41 ) ( 2 .15 ) ( 0 .25 ) ( 0 .70 ) ( 0 .95 ) 10 .85
2021 12 .17 0 .19 1 .92 2 .11 ( 0 .19 ) ( 0 .14 ) ( 0 .33 ) 13 .95
2020 12 .16 0 .22 0 .17 0 .39 ( 0 .22 ) ( 0 .16 ) ( 0 .38 ) 12 .17
2019 11 .86 0 .27 0 .86 1 .13 ( 0 .29 ) ( 0 .54 ) ( 0 .83 ) 12 .16
Class C shares
2023 10 .71 0 .15 0 .13 0 .28 ( 0 .13 ) ( 0 .27 ) ( 0 .40 ) 10 .59
2022 13 .78 0 .16 ( 2 .38 ) ( 2 .22 ) ( 0 .15 ) ( 0 .70 ) ( 0 .85 ) 10 .71
2021 12 .03 0 .09 1 .90 1 .99 ( 0 .10 ) ( 0 .14 ) ( 0 .24 ) 13 .78
2020 12 .02 0 .14 0 .16 0 .30 ( 0 .13 ) ( 0 .16 ) ( 0 .29 ) 12 .03
2019 11 .73 0 .21 0 .82 1 .03 ( 0 .20 ) ( 0 .54 ) ( 0 .74 ) 12 .02
Class J shares
2023 10 .67 0 .24 0 .14 0 .38 ( 0 .24 ) ( 0 .27 ) ( 0 .51 ) 10 .54
2022 13 .74 0 .27 ( 2 .37 ) ( 2 .10 ) ( 0 .27 ) ( 0 .70 ) ( 0 .97 ) 10 .67
2021 11 .99 0 .21 1 .89 2 .10 ( 0 .21 ) ( 0 .14 ) ( 0 .35 ) 13 .74
2020 11 .99 0 .24 0 .16 0 .40 ( 0 .24 ) ( 0 .16 ) ( 0 .40 ) 11 .99
2019 11 .71 0 .30 0 .83 1 .13 ( 0 .31 ) ( 0 .54 ) ( 0 .85 ) 11 .99
Institutional shares
2023 10 .71 0 .26 0 .15 0 .41 ( 0 .26 ) ( 0 .27 ) ( 0 .53 ) 10 .59
2022 13 .79 0 .29 ( 2 .38 ) ( 2 .09 ) ( 0 .29 ) ( 0 .70 ) ( 0 .99 ) 10 .71
2021 12 .03 0 .23 1 .90 2 .13 ( 0 .23 ) ( 0 .14 ) ( 0 .37 ) 13 .79
2020 12 .04 0 .26 0 .15 0 .41 ( 0 .26 ) ( 0 .16 ) ( 0 .42 ) 12 .03
2019 11 .74 0 .32 0 .85 1 .17 ( 0 .33 ) ( 0 .54 ) ( 0 .87 ) 12 .04

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
3 .42% (b) $ 492,836 0 .62% – % 2 .06% 25 .5%
( 16 .39 ) (b) 521,254 0 .61 – 2 .11 55 .3
17 .49 (b) 650,919 0 .60 – 1 .41 29 .9
3 .28 (b) 545,903 0 .61 – 1 .87 19 .4
10 .22 (b) 553,362 0 .63 (c) – 2 .34 15 .0
2 .58 (b) 47,961 1 .42 – 1 .33 25 .5
( 17 .06 ) (b) 70,882 1 .38 – 1 .37 55 .3
16 .66 (b) 114,412 1 .37 – 0 .66 29 .9
2 .50 (b) 137,283 1 .37 – 1 .14 19 .4
9 .37 (b) 160,672 1 .38 (c) – 1 .82 15 .0
3 .57 (b) 852,351 0 .44 (d) 0 .46 (e) 2 .22 25 .5
( 16 .28 ) (b) 776,202 0 .45 (d) 0 .47 (e) 2 .25 55 .3
17 .69 (b) 869,500 0 .44 (d) 0 .47 (e) 1 .56 29 .9
3 .43 (b) 691,410 0 .44 (d) 0 .47 (e) 2 .03 19 .4
10 .39 (b) 672,096 0 .44 (d) 0 .47 (e) 2 .55 15 .0
3 .79 186,288 0 .31 – 2 .37 25 .5
( 16 .17 ) 206,697 0 .30 – 2 .43 55 .3
17 .89 268,505 0 .29 – 1 .71 29 .9
3 .48 239,975 0 .30 – 2 .20 19 .4
10 .70 267,892 0 .30 (c) – 2 .77 15 .0
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE BALANCED PORTFOLIO
R-1 shares
2023 $ 10 .67 $ 0 .17 $ 0 .14 $ 0 .31 ( $ 0 .16 ) ( $ 0 .27 ) ( $ 0 .43 ) $ 10 .55
2022 13 .74 0 .19 ( 2 .38 ) ( 2 .19 ) ( 0 .18 ) ( 0 .70 ) ( 0 .88 ) 10 .67
2021 11 .98 0 .13 1 .88 2 .01 ( 0 .11 ) ( 0 .14 ) ( 0 .25 ) 13 .74
2020 11 .98 0 .15 0 .16 0 .31 ( 0 .15 ) ( 0 .16 ) ( 0 .31 ) 11 .98
2019 11 .70 0 .21 0 .84 1 .05 ( 0 .23 ) ( 0 .54 ) ( 0 .77 ) 11 .98
R-3 shares
2023 10 .69 0 .19 0 .16 0 .35 ( 0 .20 ) ( 0 .27 ) ( 0 .47 ) 10 .57
2022 13 .76 0 .23 ( 2 .38 ) ( 2 .15 ) ( 0 .22 ) ( 0 .70 ) ( 0 .92 ) 10 .69
2021 12 .01 0 .16 1 .89 2 .05 ( 0 .16 ) ( 0 .14 ) ( 0 .30 ) 13 .76
2020 12 .01 0 .20 0 .15 0 .35 ( 0 .19 ) ( 0 .16 ) ( 0 .35 ) 12 .01
2019 11 .72 0 .25 0 .84 1 .09 ( 0 .26 ) ( 0 .54 ) ( 0 .80 ) 12 .01
R-4 shares
2023 10 .71 0 .22 0 .15 0 .37 ( 0 .22 ) ( 0 .27 ) ( 0 .49 ) 10 .59
2022 13 .79 0 .23 ( 2 .37 ) ( 2 .14 ) ( 0 .24 ) ( 0 .70 ) ( 0 .94 ) 10 .71
2021 12 .03 0 .18 1 .90 2 .08 ( 0 .18 ) ( 0 .14 ) ( 0 .32 ) 13 .79
2020 12 .03 0 .22 0 .15 0 .37 ( 0 .21 ) ( 0 .16 ) ( 0 .37 ) 12 .03
2019 11 .73 0 .28 0 .84 1 .12 ( 0 .28 ) ( 0 .54 ) ( 0 .82 ) 12 .03
R-5 shares
2023 10 .71 0 .23 0 .14 0 .37 ( 0 .23 ) ( 0 .27 ) ( 0 .50 ) 10 .58
2022 13 .78 0 .25 ( 2 .36 ) ( 2 .11 ) ( 0 .26 ) ( 0 .70 ) ( 0 .96 ) 10 .71
2021 12 .02 0 .19 1 .91 2 .10 ( 0 .20 ) ( 0 .14 ) ( 0 .34 ) 13 .78
2020 12 .03 0 .23 0 .15 0 .38 ( 0 .23 ) ( 0 .16 ) ( 0 .39 ) 12 .02
2019 11 .73 0 .28 0 .86 1 .14 ( 0 .30 ) ( 0 .54 ) ( 0 .84 ) 12 .03

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
2 .89% $ 1,379 1 .17% 1 .52% 25 .5%
( 16 .88 ) 1,649 1 .16 1 .55 55 .3
16 .92 1,956 1 .15 0 .96 29 .9
2 .66 2,577 1 .16 1 .30 19 .4
9 .64 2,572 1 .16 (b) 1 .83 15 .0
3 .23 8,792 0 .86 1 .77 25 .5
( 16 .60 ) 8,497 0 .85 1 .89 55 .3
17 .18 11,129 0 .84 1 .18 29 .9
2 .97 12,167 0 .85 1 .69 19 .4
10 .03 14,217 0 .85 (b) 2 .13 15 .0
3 .40 9,339 0 .67 2 .02 25 .5
( 16 .47 ) 10,647 0 .66 1 .94 55 .3
17 .47 11,214 0 .65 1 .35 29 .9
3 .18 11,717 0 .66 1 .82 19 .4
10 .25 11,989 0 .66 (b) 2 .39 15 .0
3 .45 19,409 0 .55 2 .11 25 .5
( 16 .31 ) 19,091 0 .54 2 .11 55 .3
17 .61 20,710 0 .53 1 .46 29 .9
3 .22 17,108 0 .54 1 .94 19 .4
10 .44 18,302 0 .54 (b) 2 .45 15 .0
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE GROWTH PORTFOLIO
Class A shares
2023 $ 16 .64 $ 0 .19 $ 0 .87 $ 1 .06 ( $ 0 .17 ) ( $ 1 .62 ) ( $ 1 .79 ) $ 15 .91
2022 22 .20 0 .33 ( 4 .18 ) ( 3 .85 ) ( 0 .26 ) ( 1 .45 ) ( 1 .71 ) 16 .64
2021 17 .41 0 .17 5 .27 5 .44 ( 0 .24 ) ( 0 .41 ) ( 0 .65 ) 22 .20
2020 17 .55 0 .25 0 .30 0 .55 ( 0 .25 ) ( 0 .44 ) ( 0 .69 ) 17 .41
2019 17 .76 0 .25 1 .62 1 .87 ( 0 .26 ) ( 1 .82 ) ( 2 .08 ) 17 .55
Class C shares
2023 15 .03 0 .06 0 .79 0 .85 ( 0 .04 ) ( 1 .62 ) ( 1 .66 ) 14 .22
2022 20 .21 0 .18 ( 3 .82 ) ( 3 .64 ) ( 0 .09 ) ( 1 .45 ) ( 1 .54 ) 15 .03
2021 15 .91 0 .01 4 .81 4 .82 ( 0 .11 ) ( 0 .41 ) ( 0 .52 ) 20 .21
2020 16 .09 0 .11 0 .26 0 .37 ( 0 .11 ) ( 0 .44 ) ( 0 .55 ) 15 .91
2019 16 .45 0 .21 1 .40 1 .61 ( 0 .15 ) ( 1 .82 ) ( 1 .97 ) 16 .09
Class J shares
2023 15 .87 0 .20 0 .84 1 .04 ( 0 .20 ) ( 1 .62 ) ( 1 .82 ) 15 .09
2022 21 .26 0 .34 ( 3 .99 ) ( 3 .65 ) ( 0 .29 ) ( 1 .45 ) ( 1 .74 ) 15 .87
2021 16 .70 0 .19 5 .05 5 .24 ( 0 .27 ) ( 0 .41 ) ( 0 .68 ) 21 .26
2020 16 .87 0 .26 0 .29 0 .55 ( 0 .28 ) ( 0 .44 ) ( 0 .72 ) 16 .70
2019 17 .16 0 .28 1 .54 1 .82 ( 0 .29 ) ( 1 .82 ) ( 2 .11 ) 16 .87
Institutional shares
2023 16 .18 0 .23 0 .85 1 .08 ( 0 .22 ) ( 1 .62 ) ( 1 .84 ) 15 .42
2022 21 .64 0 .38 ( 4 .07 ) ( 3 .69 ) ( 0 .32 ) ( 1 .45 ) ( 1 .77 ) 16 .18
2021 16 .98 0 .23 5 .14 5 .37 ( 0 .30 ) ( 0 .41 ) ( 0 .71 ) 21 .64
2020 17 .14 0 .30 0 .29 0 .59 ( 0 .31 ) ( 0 .44 ) ( 0 .75 ) 16 .98
2019 17 .40 0 .31 1 .57 1 .88 ( 0 .32 ) ( 1 .82 ) ( 2 .14 ) 17 .14

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
6 .95% (b) $ 1,484,518 0 .62% – % 1 .16% 25 .6%
( 18 .70 ) (b) 1,508,702 0 .60 – 1 .76 52 .4
31 .84 (b) 1,979,014 0 .59 – 0 .81 34 .3
3 .11 (b) 1,570,186 0 .61 – 1 .46 16 .2
12 .74 (b) 1,683,156 0 .63 (c) – 1 .50 10 .9
6 .19 (b) 92,295 1 .42 – 0 .40 25 .6
( 19 .39 ) (b) 121,737 1 .37 – 1 .05 52 .4
30 .82 (b) 190,605 1 .38 – 0 .07 34 .3
2 .28 (b) 204,754 1 .37 – 0 .74 16 .2
11 .92 (b) 242,084 1 .39 (c) – 1 .36 10 .9
7 .19 (b) 690,996 0 .45 (d) 0 .47 (e) 1 .32 25 .6
( 18 .59 ) (b) 636,126 0 .45 (d) 0 .47 (e) 1 .90 52 .4
32 .04 (b) 778,913 0 .45 (d) 0 .47 (e) 0 .95 34 .3
3 .25 (b) 575,978 0 .45 (d) 0 .48 (e) 1 .61 16 .2
12 .96 (b) 582,101 0 .45 (d) 0 .48 (e) 1 .76 10 .9
7 .35 397,434 0 .30 – 1 .47 25 .6
( 18 .48 ) 395,979 0 .29 – 2 .08 52 .4
32 .27 539,619 0 .29 – 1 .12 34 .3
3 .40 430,895 0 .30 – 1 .79 16 .2
13 .14 474,902 0 .30 (c) – 1 .92 10 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE GROWTH PORTFOLIO
R-1 shares
2023 $ 15 .83 $ 0 .10 $ 0 .83 $ 0 .93 ( $ 0 .09 ) ( $ 1 .62 ) ( $ 1 .71 ) $ 15 .05
2022 21 .22 0 .21 ( 3 .99 ) ( 3 .78 ) ( 0 .16 ) ( 1 .45 ) ( 1 .61 ) 15 .83
2021 16 .70 0 .03 5 .08 5 .11 ( 0 .18 ) ( 0 .41 ) ( 0 .59 ) 21 .22
2020 16 .89 0 .15 0 .27 0 .42 ( 0 .17 ) ( 0 .44 ) ( 0 .61 ) 16 .70
2019 17 .10 0 .18 1 .55 1 .73 ( 0 .12 ) ( 1 .82 ) ( 1 .94 ) 16 .89
R-3 shares
2023 15 .82 0 .15 0 .83 0 .98 ( 0 .12 ) ( 1 .62 ) ( 1 .74 ) 15 .06
2022 21 .20 0 .28 ( 4 .01 ) ( 3 .73 ) ( 0 .20 ) ( 1 .45 ) ( 1 .65 ) 15 .82
2021 16 .65 0 .11 5 .05 5 .16 ( 0 .20 ) ( 0 .41 ) ( 0 .61 ) 21 .20
2020 16 .82 0 .22 0 .26 0 .48 ( 0 .21 ) ( 0 .44 ) ( 0 .65 ) 16 .65
2019 17 .11 0 .24 1 .52 1 .76 ( 0 .23 ) ( 1 .82 ) ( 2 .05 ) 16 .82
R-4 shares
2023 16 .12 0 .20 0 .83 1 .03 ( 0 .17 ) ( 1 .62 ) ( 1 .79 ) 15 .36
2022 21 .54 0 .26 ( 4 .02 ) ( 3 .76 ) ( 0 .21 ) ( 1 .45 ) ( 1 .66 ) 16 .12
2021 16 .91 0 .14 5 .13 5 .27 ( 0 .23 ) ( 0 .41 ) ( 0 .64 ) 21 .54
2020 17 .05 0 .23 0 .29 0 .52 ( 0 .22 ) ( 0 .44 ) ( 0 .66 ) 16 .91
2019 17 .31 0 .26 1 .55 1 .81 ( 0 .25 ) ( 1 .82 ) ( 2 .07 ) 17 .05
R-5 shares
2023 16 .03 0 .19 0 .84 1 .03 ( 0 .18 ) ( 1 .62 ) ( 1 .80 ) 15 .26
2022 21 .46 0 .34 ( 4 .04 ) ( 3 .70 ) ( 0 .28 ) ( 1 .45 ) ( 1 .73 ) 16 .03
2021 16 .85 0 .17 5 .10 5 .27 ( 0 .25 ) ( 0 .41 ) ( 0 .66 ) 21 .46
2020 17 .01 0 .25 0 .30 0 .55 ( 0 .27 ) ( 0 .44 ) ( 0 .71 ) 16 .85
2019 17 .28 0 .27 1 .55 1 .82 ( 0 .27 ) ( 1 .82 ) ( 2 .09 ) 17 .01

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
6 .44% $ 1,114 1 .16% 0 .66% 25 .6%
( 19 .18 ) 1,557 1 .16 1 .16 52 .4
31 .17 1,839 1 .15 0 .16 34 .3
2 .47 1,098 1 .16 0 .90 16 .2
12 .16 1,131 1 .16 (b) 1 .13 10 .9
6 .80 7,737 0 .85 0 .98 25 .6
( 18 .95 ) 10,909 0 .85 1 .58 52 .4
31 .58 15,823 0 .84 0 .56 34 .3
2 .81 13,833 0 .85 1 .35 16 .2
12 .52 17,303 0 .85 (b) 1 .49 10 .9
6 .98 4,143 0 .66 1 .27 25 .6
( 18 .80 ) 5,754 0 .66 1 .44 52 .4
31 .78 8,882 0 .65 0 .69 34 .3
3 .02 6,076 0 .66 1 .40 16 .2
12 .70 6,943 0 .66 (b) 1 .61 10 .9
7 .04 24,555 0 .54 1 .21 25 .6
( 18 .66 ) 23,881 0 .54 1 .86 52 .4
31 .91 30,075 0 .53 0 .86 34 .3
3 .18 22,124 0 .54 1 .54 16 .2
12 .81 26,719 0 .54 (b) 1 .66 10 .9
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM FLEXIBLE INCOME PORTFOLIO
Class A shares
2023 $ 10 .78 $ 0 .26 ( $ 0 .03 ) $ 0 .23 ( $ 0 .26 ) $ – ( $ 0 .26 ) $ 10 .75
2022 13 .56 0 .28 ( 2 .25 ) ( 1 .97 ) ( 0 .28 ) ( 0 .53 ) ( 0 .81 ) 10 .78
2021 12 .38 0 .23 1 .29 1 .52 ( 0 .23 ) ( 0 .11 ) ( 0 .34 ) 13 .56
2020 12 .40 0 .25 0 .03 0 .28 ( 0 .25 ) ( 0 .05 ) ( 0 .30 ) 12 .38
2019 12 .08 0 .34 0 .79 1 .13 ( 0 .34 ) ( 0 .47 ) ( 0 .81 ) 12 .40
Class C shares
2023 10 .66 0 .18 ( 0 .05 ) 0 .13 ( 0 .17 ) – ( 0 .17 ) 10 .62
2022 13 .41 0 .19 ( 2 .22 ) ( 2 .03 ) ( 0 .19 ) ( 0 .53 ) ( 0 .72 ) 10 .66
2021 12 .24 0 .13 1 .27 1 .40 ( 0 .12 ) ( 0 .11 ) ( 0 .23 ) 13 .41
2020 12 .26 0 .16 0 .03 0 .19 ( 0 .16 ) ( 0 .05 ) ( 0 .21 ) 12 .24
2019 11 .96 0 .25 0 .77 1 .02 ( 0 .25 ) ( 0 .47 ) ( 0 .72 ) 12 .26
Class J shares
2023 10 .67 0 .28 ( 0 .04 ) 0 .24 ( 0 .28 ) – ( 0 .28 ) 10 .63
2022 13 .43 0 .29 ( 2 .22 ) ( 1 .93 ) ( 0 .30 ) ( 0 .53 ) ( 0 .83 ) 10 .67
2021 12 .26 0 .25 1 .28 1 .53 ( 0 .25 ) ( 0 .11 ) ( 0 .36 ) 13 .43
2020 12 .29 0 .27 0 .02 0 .29 ( 0 .27 ) ( 0 .05 ) ( 0 .32 ) 12 .26
2019 11 .98 0 .36 0 .78 1 .14 ( 0 .36 ) ( 0 .47 ) ( 0 .83 ) 12 .29
Institutional shares
2023 10 .74 0 .29 ( 0 .04 ) 0 .25 ( 0 .29 ) – ( 0 .29 ) 10 .70
2022 13 .51 0 .31 ( 2 .23 ) ( 1 .92 ) ( 0 .32 ) ( 0 .53 ) ( 0 .85 ) 10 .74
2021 12 .34 0 .26 1 .28 1 .54 ( 0 .26 ) ( 0 .11 ) ( 0 .37 ) 13 .51
2020 12 .36 0 .28 0 .03 0 .31 ( 0 .28 ) ( 0 .05 ) ( 0 .33 ) 12 .34
2019 12 .04 0 .37 0 .79 1 .16 ( 0 .37 ) ( 0 .47 ) ( 0 .84 ) 12 .36

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
2 .05% (b) $ 919,005 0 .61% – % 2 .33% 20 .8%
( 15 .28 ) (b) 1,032,096 0 .60 – 2 .32 57 .3
12 .40 (b) 1,289,067 0 .59 – 1 .72 29 .3
2 .30 (b) 1,085,818 0 .60 – 2 .04 35 .9
9 .93 (b) 1,057,769 0 .61 (c) – 2 .82 11 .1
1 .15 (b) 91,832 1 .40 – 1 .60 20 .8
( 15 .90 ) (b) 135,741 1 .38 – 1 .57 57 .3
11 .58 (b) 205,567 1 .36 – 0 .96 29 .3
1 .54 (b) 237,410 1 .37 – 1 .29 35 .9
9 .02 (b) 265,220 1 .37 (c) – 2 .13 11 .1
2 .16 (b) 1,064,611 0 .43 (d) 0 .45 (e) 2 .49 20 .8
( 15 .14 ) (b) 1,086,460 0 .44 (d) 0 .46 (e) 2 .48 57 .3
12 .61 (b) 1,321,469 0 .44 (d) 0 .46 (e) 1 .88 29 .3
2 .42 (b) 1,132,937 0 .43 (d) 0 .46 (e) 2 .22 35 .9
10 .13 (b) 1,139,080 0 .43 (d) 0 .46 (e) 3 .01 11 .1
2 .25 164,167 0 .32 – 2 .60 20 .8
( 15 .01 ) 173,873 0 .31 – 2 .62 57 .3
12 .68 236,379 0 .31 – 2 .00 29 .3
2 .60 200,957 0 .32 – 2 .33 35 .9
10 .29 220,903 0 .32 (c) – 3 .12 11 .1
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM FLEXIBLE INCOME PORTFOLIO
R-1 shares
2023 $ 10 .68 $ 0 .19 ( $ 0 .03 ) $ 0 .16 ( $ 0 .20 ) $ – ( $ 0 .20 ) $ 10 .64
2022 13 .44 0 .21 ( 2 .23 ) ( 2 .02 ) ( 0 .21 ) ( 0 .53 ) ( 0 .74 ) 10 .68
2021 12 .27 0 .15 1 .28 1 .43 ( 0 .15 ) ( 0 .11 ) ( 0 .26 ) 13 .44
2020 12 .29 0 .19 0 .02 0 .21 ( 0 .18 ) ( 0 .05 ) ( 0 .23 ) 12 .27
2019 11 .98 0 .27 0 .79 1 .06 ( 0 .28 ) ( 0 .47 ) ( 0 .75 ) 12 .29
R-3 shares
2023 10 .71 0 .24 ( 0 .04 ) 0 .20 ( 0 .23 ) – ( 0 .23 ) 10 .68
2022 13 .48 0 .25 ( 2 .24 ) ( 1 .99 ) ( 0 .25 ) ( 0 .53 ) ( 0 .78 ) 10 .71
2021 12 .31 0 .19 1 .28 1 .47 ( 0 .19 ) ( 0 .11 ) ( 0 .30 ) 13 .48
2020 12 .33 0 .22 0 .03 0 .25 ( 0 .22 ) ( 0 .05 ) ( 0 .27 ) 12 .31
2019 12 .02 0 .31 0 .78 1 .09 ( 0 .31 ) ( 0 .47 ) ( 0 .78 ) 12 .33
R-4 shares
2023 10 .73 0 .25 ( 0 .04 ) 0 .21 ( 0 .25 ) – ( 0 .25 ) 10 .69
2022 13 .50 0 .27 ( 2 .24 ) ( 1 .97 ) ( 0 .27 ) ( 0 .53 ) ( 0 .80 ) 10 .73
2021 12 .32 0 .22 1 .29 1 .51 ( 0 .22 ) ( 0 .11 ) ( 0 .33 ) 13 .50
2020 12 .34 0 .24 0 .03 0 .27 ( 0 .24 ) ( 0 .05 ) ( 0 .29 ) 12 .32
2019 12 .03 0 .34 0 .77 1 .11 ( 0 .33 ) ( 0 .47 ) ( 0 .80 ) 12 .34
R-5 shares
2023 10 .72 0 .26 ( 0 .04 ) 0 .22 ( 0 .26 ) – ( 0 .26 ) 10 .68
2022 13 .48 0 .28 ( 2 .22 ) ( 1 .94 ) ( 0 .29 ) ( 0 .53 ) ( 0 .82 ) 10 .72
2021 12 .31 0 .23 1 .28 1 .51 ( 0 .23 ) ( 0 .11 ) ( 0 .34 ) 13 .48
2020 12 .33 0 .26 0 .03 0 .29 ( 0 .26 ) ( 0 .05 ) ( 0 .31 ) 12 .31
2019 12 .02 0 .35 0 .78 1 .13 ( 0 .35 ) ( 0 .47 ) ( 0 .82 ) 12 .33

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
1 .41% $ 2,338 1 .16% 1 .71% 20 .8%
( 15 .73 ) 2,079 1 .16 1 .74 57 .3
11 .81 2,432 1 .15 1 .16 29 .3
1 .74 2,307 1 .16 1 .53 35 .9
9 .37 3,225 1 .16 (b) 2 .23 11 .1
1 .81 3,109 0 .85 2 .15 20 .8
( 15 .51 ) 3,569 0 .85 2 .07 57 .3
12 .11 5,117 0 .84 1 .48 29 .3
2 .07 4,729 0 .85 1 .81 35 .9
9 .64 5,088 0 .85 (b) 2 .60 11 .1
1 .91 3,359 0 .66 2 .23 20 .8
( 15 .33 ) 2,843 0 .66 2 .26 57 .3
12 .39 5,108 0 .65 1 .65 29 .3
2 .26 4,664 0 .66 1 .94 35 .9
9 .82 3,019 0 .66 (b) 2 .87 11 .1
2 .03 7,888 0 .54 2 .37 20 .8
( 15 .16 ) 8,059 0 .54 2 .38 57 .3
12 .46 10,225 0 .53 1 .78 29 .3
2 .38 7,970 0 .54 2 .10 35 .9
9 .97 8,353 0 .54 (b) 2 .93 11 .1
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM STRATEGIC GROWTH PORTFOLIO
Class A shares
2023 $ 18 .24 $ 0 .14 $ 1 .32 $ 1 .46 ( $ 0 .13 ) ( $ 1 .46 ) ( $ 1 .59 ) $ 18 .11
2022 24 .57 0 .34 ( 4 .93 ) ( 4 .59 ) ( 0 .34 ) ( 1 .40 ) ( 1 .74 ) 18 .24
2021 18 .57 0 .17 6 .67 6 .84 ( 0 .17 ) ( 0 .67 ) ( 0 .84 ) 24 .57
2020 18 .67 0 .21 0 .53 0 .74 ( 0 .25 ) ( 0 .59 ) ( 0 .84 ) 18 .57
2019 19 .81 0 .22 1 .86 2 .08 ( 0 .33 ) ( 2 .89 ) ( 3 .22 ) 18 .67
Class C shares
2023 15 .88 ( 0 .01 ) 1 .13 1 .12 – ( 1 .46 ) ( 1 .46 ) 15 .54
2022 21 .60 0 .17 ( 4 .33 ) ( 4 .16 ) ( 0 .16 ) ( 1 .40 ) ( 1 .56 ) 15 .88
2021 16 .43 0 .01 5 .87 5 .88 ( 0 .04 ) ( 0 .67 ) ( 0 .71 ) 21 .60
2020 16 .60 0 .07 0 .46 0 .53 ( 0 .11 ) ( 0 .59 ) ( 0 .70 ) 16 .43
2019 17 .98 0 .18 1 .54 1 .72 ( 0 .21 ) ( 2 .89 ) ( 3 .10 ) 16 .60
Class J shares
2023 17 .39 0 .15 1 .26 1 .41 ( 0 .16 ) ( 1 .46 ) ( 1 .62 ) 17 .18
2022 23 .51 0 .35 ( 4 .70 ) ( 4 .35 ) ( 0 .37 ) ( 1 .40 ) ( 1 .77 ) 17 .39
2021 17 .80 0 .19 6 .39 6 .58 ( 0 .20 ) ( 0 .67 ) ( 0 .87 ) 23 .51
2020 17 .93 0 .23 0 .51 0 .74 ( 0 .28 ) ( 0 .59 ) ( 0 .87 ) 17 .80
2019 19 .17 0 .26 1 .76 2 .02 ( 0 .37 ) ( 2 .89 ) ( 3 .26 ) 17 .93
Institutional shares
2023 17 .69 0 .19 1 .27 1 .46 ( 0 .19 ) ( 1 .46 ) ( 1 .65 ) 17 .50
2022 23 .88 0 .40 ( 4 .78 ) ( 4 .38 ) ( 0 .41 ) ( 1 .40 ) ( 1 .81 ) 17 .69
2021 18 .06 0 .23 6 .49 6 .72 ( 0 .23 ) ( 0 .67 ) ( 0 .90 ) 23 .88
2020 18 .18 0 .26 0 .52 0 .78 ( 0 .31 ) ( 0 .59 ) ( 0 .90 ) 18 .06
2019 19 .39 0 .29 1 .78 2 .07 ( 0 .39 ) ( 2 .89 ) ( 3 .28 ) 18 .18

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
8 .57% (b) $ 1,081,383 0 .63% – % 0 .73% 27 .2%
( 19 .99 ) (b) 1,066,233 0 .61 – 1 .67 49 .5
37 .68 (b) 1,401,140 0 .60 – 0 .75 26 .3
3 .93 (b) 1,069,149 0 .62 – 1 .15 19 .9
13 .89 (b) 1,114,994 0 .64 (c) – 1 .26 19 .9
7 .61 (b) 66,235 1 .45 – ( 0 .03 ) 27 .2
( 20 .59 ) (b) 77,837 1 .41 – 0 .94 49 .5
36 .56 (b) 115,136 1 .39 – 0 .04 26 .3
3 .14 (b) 120,962 1 .40 – 0 .41 19 .9
13 .01 (b) 139,759 1 .42 (c) – 1 .12 19 .9
8 .73 (b) 372,876 0 .47 (d) 0 .49 (e) 0 .87 27 .2
( 19 .87 ) (b) 334,032 0 .47 (d) 0 .49 (e) 1 .78 49 .5
37 .88 (b) 410,297 0 .46 (d) 0 .48 (e) 0 .88 26 .3
4 .11 (b) 295,433 0 .46 (d) 0 .49 (e) 1 .31 19 .9
14 .07 (b) 308,330 0 .47 (d) 0 .50 (e) 1 .50 19 .9
8 .89 299,870 0 .30 – 1 .04 27 .2
( 19 .73 ) 271,120 0 .29 – 1 .99 49 .5
38 .14 362,447 0 .29 – 1 .05 26 .3
4 .27 260,585 0 .30 – 1 .47 19 .9
14 .26 278,919 0 .30 (c) – 1 .66 19 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SAM STRATEGIC GROWTH PORTFOLIO
R-1 shares
2023 $ 17 .52 $ 0 .01 $ 1 .30 $ 1 .31 ( $ 0 .03 ) ( $ 1 .46 ) ( $ 1 .49 ) $ 17 .34
2022 23 .67 0 .22 ( 4 .77 ) ( 4 .55 ) ( 0 .20 ) ( 1 .40 ) ( 1 .60 ) 17 .52
2021 17 .81 0 .03 6 .44 6 .47 – ( 0 .61 ) ( 0 .61 ) 23 .67
2020 17 .99 0 .04 0 .52 0 .56 ( 0 .15 ) ( 0 .59 ) ( 0 .74 ) 17 .81
2019 19 .11 0 .19 1 .74 1 .93 ( 0 .16 ) ( 2 .89 ) ( 3 .05 ) 17 .99
R-3 shares
2023 17 .31 0 .09 1 .25 1 .34 ( 0 .09 ) ( 1 .46 ) ( 1 .55 ) 17 .10
2022 23 .43 0 .32 ( 4 .74 ) ( 4 .42 ) ( 0 .30 ) ( 1 .40 ) ( 1 .70 ) 17 .31
2021 17 .72 0 .08 6 .40 6 .48 ( 0 .10 ) ( 0 .67 ) ( 0 .77 ) 23 .43
2020 17 .86 0 .18 0 .48 0 .66 ( 0 .21 ) ( 0 .59 ) ( 0 .80 ) 17 .72
2019 19 .09 0 .23 1 .73 1 .96 ( 0 .30 ) ( 2 .89 ) ( 3 .19 ) 17 .86
R-4 shares
2023 17 .58 0 .10 1 .30 1 .40 ( 0 .13 ) ( 1 .46 ) ( 1 .59 ) 17 .39
2022 23 .66 0 .29 ( 4 .74 ) ( 4 .45 ) ( 0 .23 ) ( 1 .40 ) ( 1 .63 ) 17 .58
2021 17 .91 0 .18 6 .40 6 .58 ( 0 .16 ) ( 0 .67 ) ( 0 .83 ) 23 .66
2020 18 .02 0 .19 0 .52 0 .71 ( 0 .23 ) ( 0 .59 ) ( 0 .82 ) 17 .91
2019 19 .23 0 .27 1 .73 2 .00 ( 0 .32 ) ( 2 .89 ) ( 3 .21 ) 18 .02
R-5 shares
2023 17 .43 0 .14 1 .26 1 .40 ( 0 .14 ) ( 1 .46 ) ( 1 .60 ) 17 .23
2022 23 .56 0 .33 ( 4 .70 ) ( 4 .37 ) ( 0 .36 ) ( 1 .40 ) ( 1 .76 ) 17 .43
2021 17 .84 0 .17 6 .40 6 .57 ( 0 .18 ) ( 0 .67 ) ( 0 .85 ) 23 .56
2020 17 .97 0 .22 0 .51 0 .73 ( 0 .27 ) ( 0 .59 ) ( 0 .86 ) 17 .84
2019 19 .20 0 .24 1 .77 2 .01 ( 0 .35 ) ( 2 .89 ) ( 3 .24 ) 17 .97

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
8 .01% $ 430 1 .16% 0 .07% 27 .2%
( 20 .45 ) 319 1 .16 1 .11 49 .5
36 .96 420 1 .15 0 .15 26 .3
3 .07 344 1 .16 0 .22 19 .9
13 .32 413 1 .16 (b) 1 .08 19 .9
8 .33 6,746 0 .85 0 .50 27 .2
( 20 .20 ) 6,564 0 .85 1 .60 49 .5
37 .38 9,782 0 .84 0 .36 26 .3
3 .66 6,440 0 .85 1 .05 19 .9
13 .69 7,794 0 .85 (b) 1 .34 19 .9
8 .55 5,357 0 .66 0 .54 27 .2
( 20 .05 ) 3,013 0 .66 1 .49 49 .5
37 .63 4,069 0 .65 0 .84 26 .3
3 .91 8,355 0 .66 1 .10 19 .9
13 .88 9,416 0 .66 (b) 1 .55 19 .9
8 .67 19,279 0 .54 0 .79 27 .2
( 19 .95 ) (c) 19,246 0 .54 1 .70 49 .5
37 .80 (c) 24,908 0 .53 0 .77 26 .3
4 .04 15,052 0 .54 1 .28 19 .9
13 .99 16,847 0 .54 (b) 1 .39 19 .9
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SHORT-TERM INCOME FUND
Class A shares
2023 $ 11.40 $ 0.32 $ 0.18 $ 0.50 ( $ 0.33) $ – ( $ 0.33) $ 11.57
2022 12.32 0.16 (0.86) (0.70) (0.16) (0.06) (0.22) 11.40
2021 12.54 0.11 (0.13) (0.02) (0.11) (0.09) (0.20) 12.32
2020 12.32 0.20 0.22 0.42 (0.20) – (0.20) 12.54
2019 12.01 0.27 0.31 0.58 (0.27) – (0.27) 12.32
Class C shares
2023 11.40 0.21 0.18 0.39 (0.21) – (0.21) 11.58
2022 12.32 0.05 (0.86) (0.81) (0.05) (0.06) (0.11) 11.40
2021 12.55 – (0.13) (0.13) (0.01) (0.09) (0.10) 12.32
2020 12.33 0.09 0.22 0.31 (0.09) – (0.09) 12.55
2019 12.01 0.16 0.32 0.48 (0.16) – (0.16) 12.33
Class J shares
2023 11.39 0.33 0.17 0.50 (0.33) – (0.33) 11.56
2022 12.31 0.16 (0.86) (0.70) (0.16) (0.06) (0.22) 11.39
2021 12.53 0.12 (0.13) (0.01) (0.12) (0.09) (0.21) 12.31
2020 12.31 0.20 0.23 0.43 (0.21) – (0.21) 12.53
2019 12.00 0.27 0.31 0.58 (0.27) – (0.27) 12.31
Institutional shares
2023 11.39 0.35 0.18 0.53 (0.35) – (0.35) 11.57
2022 12 .31 0.18 (0.85) (0.67) (0.19) (0.06) (0.25) 11.39
2021 12.53 0.14 (0.13) 0.01 (0.14) (0.09) (0.23) 12.31
2020 12.31 0.23 0.22 0.45 (0.23) – (0.23) 12.53
2019 12.00 0.30 0.31 0.61 (0.30) – (0.30) 12.31

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
4.39% (b) $ 316,038 0.65% – % 2.79% 35.4%
(5.73) (b) 353,052 0.65 – 1.32 28.4
(0.17) (b) 470,326 0.67 – 0.89 52.4
3.47 (b) 445,243 0.67 – 1.59 76.0
4.88 (b) 310,526 0.69 – 2.22 52.4
3.46 (b) 17,277 1.63 – 1.79 35.4
(6.61) (b) 23,675 1.57 – 0.38 28.4
(1.09) (b) 34,992 1.56 – 0.02 52.4
2.55 (b) 57,463 1.56 – 0.72 76.0
4.03 (b) 51,869 1.59 – 1.33 52.4
4.43 (b) 115,360 0.61 (c) 0.63 (d) 2.83 35.4
(5.72) (b) 127,563 0.62 (c) 0.64 (d) 1.36 28.4
(0 .13) (b) 154,334 0.62 (c) 0.65 (d) 0.94 52.4
3.49 (b) 168,395 0.65 (c) 0.68 (d) 1.62 76.0
4.91 (b) 131,795 0.67 (c) 0.70 (d) 2.24 52.4
4.72 2,375,615 0.42 (e) – 3.02 35.4
(5.53) 2,654,929 0.43 (e) – 1.53 28.4
0.06 3,531,191 0.43 (e) – 1.14 52.4
3.72 5,210,042 0.43 (e) – 1.85 76.0
5.16 4,736,982 0.43 (e) – 2.48 52.4
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SHORT-TERM INCOME FUND
R-1 shares
2023 $ 11.39 $ 0.25 $ 0.19 $ 0.44 ( $ 0 .26) $ – ( $ 0.26) $ 11.57
2022 12.31 0.09 (0.86) (0.77) (0.09) (0.06) (0.15) 11.39
2021 12.54 0.04 (0.14) (0.10) (0.04) (0.09) (0.13) 12.31
2020 12.32 0.12 0.23 0.35 (0.13) – (0.13) 12.54
2019 12.01 0.20 0.31 0.51 (0.20) – (0.20) 12.32
R-3 shares
2023 11.40 0.29 0.17 0.46 (0.29) – (0.29) 11.57
2022 12.32 0.12 (0.86) (0.74) (0.12) (0.06) (0.18) 11.40
2021 12.54 0.07 (0.12) (0.05) (0.08) (0.09) (0.17) 12.32
2020 12.32 0.16 0.22 0.38 (0.16) – (0.16) 12.54
2019 12.01 0.23 0.32 0.55 (0.24) – (0.24) 12.32
R-4 shares
2023 11.39 0.31 0.18 0.49 (0.31) – (0.31) 11.57
2022 12.31 0.15 (0.87) (0.72) (0.14) (0.06) (0.20) 11.39
2021 12.53 0.09 (0.12) (0.03) (0.10) (0.09) (0.19) 12.31
2020 12.31 0.18 0.23 0.41 (0.19) – (0.19) 12.53
2019 12.00 0.26 0.31 0.57 (0.26) – (0.26) 12.31
R-5 shares
2023 11.40 0.32 0.19 0.51 (0.33) – (0.33) 11.58
2022 12.32 0.16 (0.86) (0.70) (0.16) (0.06) (0.22) 11.40
2021 12.54 0.11 (0.13) (0.02) (0.11) (0.09) (0.20) 12.32
2020 12.33 0.20 0.21 0.41 (0.20) – (0.20) 12.54
2019 12.01 0.27 0.32 0.59 (0.27) – (0.27) 12.33

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
3.85% $ 425 1.26% 2.16% 35.4%
(6.33) 591 1.27 0.75 28.4
(0.86) 532 1.29 0.28 52.4
2.83 998 1.29 (b) 0.94 76.0
4.26 429 1.29 (b) 1.62 52.4
4.07 9,999 0.95 2.50 35.4
(6.03) 9,841 0.96 1.02 28.4
(0.48) 10,268 0.98 0.58 52.4
3.15 14,361 0.98 (b) 1.30 76.0
4.58 13,832 0.98 (b) 1.93 52.4
4.36 11,321 0.76 (b) 2.69 35.4
(5.86) 13,727 0.77 (b) 1.23 28.4
(0.29) 14,111 0.79 (b) 0.76 52.4
3.35 6,435 0.79 (b) 1.45 76.0
4.78 3,816 0.79 (b) 2.12 52.4
4.49 8,616 0.64 2.80 35.4
(5.74) 9,125 0.65 1.31 28.4
(0.17) 11,377 0.67 0 .90 52.4
3.38 12,410 0.67 (b) 1.62 76.0
4.99 14,704 0.67 (b) 2 .23 52.4
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SMALLCAP FUND
Class A shares
2023 $ 22.97 $ 0.02 ( $ 2.06) ( $ 2.04) $ – $ – $ – $ 20.93
2022 30.71 (0.02) (5.59) (5.61) – (2.13) (2.13) 22.97
2021 20.37 (0.10) 11.00 10.90 – (0.56) (0.56) 30.71
2020 20.79 – 0.79 0.79 – (1.21) (1.21) 20.37
2019 22.60 0.01 1.09 1.10 (0.01) (2.90) (2.91) 20.79
Class J shares
2023 21.72 0.05 (1.95) (1.90) (0.02) – (0.02) 19.80
2022 29.11 0.02 (5.28) (5.26) – (2.13) (2.13) 21.72
2021 19.30 (0.05) 10.42 10.37 – (0.56) (0.56) 29.11
2020 19.77 0.02 0.76 0.78 (0.04) (1.21) (1.25) 19.30
2019 21.67 0.04 1.01 1.05 (0.05) (2.90) (2.95) 19.77
Institutional shares
2023 25.39 0.11 (2.29) (2.18) (0.05) – (0.05) 23.16
2022 33.60 0.06 (6.14) (6.08) – (2.13) (2.13) 25.39
2021 22.21 (0.03) 12.01 11.98 – (0.59) (0.59) 33.60
2020 22.56 0.06 0.88 0.94 (0.08) (1.21) (1.29) 22.21
2019 24.26 0.09 1.20 1.29 (0.09) (2.90) (2.99) 22.56
R-1 shares
2023 20.97 (0.08) (1.86) (1.94) – – – 19.03
2022 28.35 (0.12) (5.13) (5.25) – (2.13) (2.13) 20.97
2021 18.94 (0.22) 10.19 9.97 – (0.56) (0.56) 28.35
2020 19.49 (0.09) 0.75 0.66 – (1.21) (1.21) 18.94
2019 21.46 (0.07) 1.00 0.93 – (2.90) (2.90) 19.49

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(8.88) % (b) $ 230,211 1.19% – % 0.08% 28.7%
(19.05) (b) 253,893 1.14 – (0.07) 18.7
54.21 (b) 348,066 1.12 – (0.35) 38.0
3.71 (b) 202,896 1.18 – (0.03) 41.6
7.38 (b) 218,037 1.22 – 0.04 40.0
(8.75) (b) 165,565 1.02 (c) 1.04 (d) 0.24 28.7
(18.88) (b) 193,888 0.99 (c) 1.01 (d) 0.08 18.7
54.39 (b),(e) 259,335 0.98 (c) 1.00 (d) (0.20) 38.0
3.88 (b),(e) 175,489 1.03 (c) 1.06 (d) 0 .12 41.6
7.50 (b) 189,772 1.06 (c) 1.09 (d) 0.20 40.0
(8.61) 378,571 0.85 (f) – 0.42 28.7
(18.79) 411,643 0.85 (f) – 0.21 18.7
54.64 577,259 0.85 (f) – (0.09) 38.0
4.07 147,591 0.85 (f) – 0.28 41.6
7.72 (e) 107,829 0.85 (f) – 0.41 40.0
(9.25) 1,111 1.62 – (0.36) 28.7
(19.42) (e) 1,948 1.62 – (0.56) 18.7
53.43 (e) 2,847 1.62 – (0.84) 38.0
3.24 1,825 1.63 – (0.48) 41.6
6.91 2,407 1.63 – (0.37) 40.0
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Reflects Manager's contractual expense limit.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SMALLCAP FUND
R-3 shares
2023 $ 22.78 ( $ 0.01) ( $ 2.05) ( $ 2.06) $ – $ – $ – $ 20.72
2022 30.51 (0.06) (5.54) (5.60) – (2.13) (2.13) 22.78
2021 20.28 (0.15) 10.94 10.79 – (0.56) (0.56) 30.51
2020 20.72 (0.03) 0.80 0.77 – (1.21) (1.21) 20.28
2019 22.55 (0.01) 1.08 1.07 – (2.90) (2.90) 20.72
R-4 shares
2023 24.15 0.04 (2.17) (2.13) – – – 22.02
2022 32.15 (0.01) (5.86) (5.87) – (2.13) (2.13) 24.15
2021 21.30 (0.10) 11.51 11.41 – (0.56) (0.56) 32.15
2020 21.69 – 0.84 0.84 (0.02) (1.21) (1.23) 21.30
2019 23.46 0.03 1.14 1.17 (0.04) (2.90) (2.94) 21.69
R-5 shares
2023 24.98 0.07 (2.25) (2.18) (0.01) – (0.01) 22.79
2022 33.14 0.02 (6.05) (6.03) – (2.13) (2.13) 24.98
2021 21.91 ( 0 .07) 11.86 11.79 – (0.56) (0.56) 33.14
2020 22.28 0.03 0.86 0.89 (0.05) (1.21) (1.26) 21.91
2019 24.00 0.06 1.17 1.23 (0.05) (2.90) (2.95) 22.28
R-6 shares
2023 25.42 0.13 (2.28) (2.15) (0.08) – (0.08) 23.19
2022 33.61 0.08 (6.14) (6.06) – (2.13) (2.13) 25.42
2021 22.21 – 12.01 12.01 – (0.61) (0.61) 33.61
2020 22.56 0.08 0.88 0.96 (0.10) (1.21) (1.31) 22.21
2019 24.25 0.11 1.20 1.31 (0.10) (2.90) (3.00) 22.56

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
(9.04) % $ 14,313 1.31% (0.05) % 28.7%
(19.15) 14,119 1.31 (0.24) 18.7
53.90 15,267 1.31 (0.54) 38.0
3.60 7,119 1.32 (0.17) 41.6
7.23 9,247 1.32 (0.06) 40.0
(8.82) 32,239 1.12 0.14 28.7
(19.00) 40,043 1.12 (0.06) 18.7
54.23 50,467 1.12 (0.35) 38.0
3.78 28,740 1.13 0.01 41.6
7.42 25,604 1.13 0.12 40.0
(8.72) 38,705 1.00 0.26 28.7
(18.91) 50,244 1.00 0.09 18.7
54.46 44,522 1.00 (0.23) 38.0
3.88 26,842 1.01 0.13 41.6
7.55 23,288 1.01 0.26 40.0
(8.49) 200,915 0.76 (b) 0.51 28.7
(18.72) 221,952 0.75 (b) 0.32 18.7
54.76 169,609 0.75 (b) 0.01 38.0
4.14 75,621 0.77 (b) 0.37 41.6
7.82 (c) 62,428 0.77 (b) 0.49 40.0
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Distributions from
Realized Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SMALLCAP GROWTH FUND I
Class J shares
2023 $ 7.47 ( $ 0.04) ( $ 0.44) ( $ 0.48) ( $ 0.10) ( $ 0.10) $ 6.89
2022 13.34 (0.06) (3.36) (3.42) (2.45) (2.45) 7.47
2021 10.37 (0.09) 3.94 3.85 (0.88) (0.88) 13.34
2020 9.29 (0.07) 2.16 2.09 (1.01) (1.01) 10.37
2019 10.56 (0.07) 0.69 0.62 (1.89) (1.89) 9.29
Institutional shares
2023 12.54 (0.04) (0.74) (0.78) (0.10) (0.10) 11.66
2022 20.54 (0.07) (5.48) (5.55) (2.45) (2.45) 12.54
2021 15.56 (0.12) 5.98 5.86 (0.88) (0.88) 20.54
2020 13.45 (0.08) 3.20 3.12 (1.01) (1.01) 15.56
2019 14.29 (0.07) 1.12 1.05 (1.89) (1.89) 13.45
R-1 shares
2023 8.61 (0.09) (0.50) (0.59) (0.10) (0.10) 7.92
2022 15 .05 (0.12) (3.87) (3.99) (2.45) (2.45) 8.61
2021 11.67 (0.19) 4.45 4.26 (0.88) (0.88) 15.05
2020 10.40 (0.14) 2.42 2.28 (1.01) (1.01) 11.67
2019 11.62 (0.14) 0.81 0.67 (1.89) (1.89) 10.40
R-3 shares
2023 9.28 (0.07) (0.55) (0.62) (0.10) (0.10) 8.56
2022 15.96 (0.10) (4.13) (4.23) (2.45) (2.45) 9.28
2021 12.30 (0.16) 4.70 4.54 (0.88) (0.88) 15.96
2020 10.87 (0.11) 2.55 2.44 (1.01) (1.01) 12.30
2019 12.02 (0.11) 0.85 0.74 (1.89) (1.89) 10.87
R-4 shares
2023 10.38 (0.06) (0.61) (0.67) (0.10) (0.10) 9.61
2022 17.51 (0.09) (4.59) (4.68) (2.45) (2.45) 10.38
2021 13.40 (0.14) 5.13 4.99 (0.88) (0.88) 17.51
2020 11.74 (0.10) 2.77 2.67 (1.01) (1.01) 13.40
2019 12.79 (0.10) 0.94 0.84 (1.89) (1.89) 11.74
R-5 shares
2023 11.24 (0.05) (0.66) (0.71) (0.10) (0.10) 10.43
2022 18.71 (0.08) (4.94) (5.02) (2.45) (2.45) 11.24
2021 14.25 (0.13) 5.47 5.34 (0.88) (0.88) 18.71
2020 12.42 (0.09) 2.93 2.84 (1.01) (1.01) 14.25
2019 13.39 (0.09) 1.01 0.92 (1.89) (1.89) 12.42
R-6 shares
2023 12.57 (0.02) (0.75) (0.77) (0.10) (0.10) 11.70
2022 20.56 (0.05) (5.49) (5.54) (2.45) (2.45) 12.57
2021 15.55 (0.10) 5.99 5.89 (0.88) (0.88) 20.56
2020 13.43 (0.06) 3.19 3.13 (1.01) (1.01) 15 .55
2019 14.27 (0.06) 1.11 1.05 (1.89) (1.89) 13.43

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(6.47) % (b) $ 56,943 1.14% (c) 1.18% (d) (0.49) % 50.3%
(29.78) (b) 63,827 1.11 (c) 1.15 (d) (0.64) 50.7
38.18 (b) 103,343 1.07 (c) 1.11 (d) (0.74) 62.1
24.24 (b) 78,084 1.16 (c) 1.22 (d) (0.75) 67.6
10.17 (b) 69,567 1.33 (c) 1.45 (d) (0.81) 57.4
(6.25) 133,979 0.97 (e) – (0.32) 50.3
(29.74) (f) 195,117 0.94 (e) – (0.47) 50.7
38.44 (f) 300,718 0.93 (e) – (0.60) 62.1
24.51 (f) 222,802 0.97 (e) – (0.57) 67.6
10.50 (f) 148,229 1.02 (e) – (0.50) 57.4
(6.90) 1,254 1.72 (e) – (1.06) 50.3
(30.30) (f) 1,688 1.71 (e) – (1.25) 50.7
37.37 (f) 2,523 1.71 (e) – (1.38) 62 .1
23.53 (f) 1,980 1.75 (e) – (1.34) 67.6
9.59 1,757 1.87 (e) – (1.35) 57.4
(6.62) (f) 11,855 1.41 (e) – (0.75) 50.3
(30.07) (f) 13,703 1.40 (e) – (0.94) 50.7
37.78 18,489 1.40 (e) – (1.07) 62.1
23 .92 13,013 1.44 (e) – (1.03) 67.6
9.90 13,075 1.56 (e) – (1.04) 57.4
(6.49) 8,538 1.22 (e) – (0.56) 50.3
(29.95) (f) 9,817 1.21 (e) – (0.75) 50.7
38.13 (f) 21,478 1.21 (e) – (0.88) 62.1
24.12 15,438 1.25 (e) – (0.84) 67.6
10.11 12,710 1.37 (e) – (0.85) 57.4
(6.34) 20,970 1.10 (e) – (0.44) 50.3
(29.79) 32,559 1.09 (e) – (0.63) 50.7
38.24 50,285 1.09 (e) – (0.75) 62.1
24.17 42,541 1.13 (e) – (0.72) 67.6
10.29 37,322 1.25 (e) – (0.73) 57.4
(6.07) (f) 1,786,028 0.84 (e) – (0.19) 50.3
(29.67) (f) 1,935,411 0.84 (e) – (0.37) 50.7
38.60 2,780,704 0.83 (e) – (0.50) 62.1
24.63 (f) 1,817,204 0.86 (e) – (0.46) 67.6
10.52 (f) 1,497,648 0.99 (e) – (0.48) 57.4
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SMALLCAP S&P 600 INDEX FUND
Class J shares
2023 $ 24.87 $ 0.31 ( $ 2.19) ( $ 1.88) ( $ 0.28) ( $ 2.33) ( $ 2.61) $ 20.38
2022 31.18 0.27 (3.84) (3.57) (0.25) (2.49) (2.74) 24.87
2021 20.17 0.24 11.32 11.56 (0.24) (0.31) (0.55) 31.18
2020 23.55 0.21 (1.85) (1.64) (0.26) (1.48) (1.74) 20.17
2019 26.23 0.23 0.04 0.27 (0.27) (2.68) (2.95) 23.55
Institutional shares
2023 26.79 0.38 (2.36) (1.98) (0.33) (2.33) (2.66) 22.15
2022 33.36 0.34 (4.12) (3.78) (0.30) (2.49) (2.79) 26.79
2021 21.54 0.31 12.09 12.40 (0.27) (0.31) (0.58) 33.36
2020 25.03 0.27 (1.98) (1.71) (0.30) (1.48) (1.78) 21.54
2019 27.68 0.30 0.05 0.35 (0.32) (2.68) (3.00) 25.03
R-1 shares
2023 26.15 0 .18 (2.31) (2.13) (0.12) (2.33) (2.45) 21.57
2022 32.59 0.10 (4.03) (3.93) (0.02) (2.49) (2.51) 26.15
2021 21.08 0.06 11.85 11.91 (0.09) (0.31) (0.40) 32.59
2020 24.50 0.09 (1.95) (1.86) (0.08) (1.48) (1.56) 21.08
2019 27.11 0.10 0.07 0.17 (0.10) (2.68) (2.78) 24.50
R-3 shares
2023 27.39 0.26 (2.42) (2.16) (0.18) (2.33) (2.51) 22.72
2022 34.04 0.20 (4.22) (4.02) (0.14) (2.49) (2.63) 27.39
2021 21.99 0.16 12.35 12.51 (0.15) (0.31) (0.46) 34.04
2020 25.52 0.16 (2.02) (1.86) (0.19) (1.48) (1.67) 21.99
2019 28.12 0.18 0.08 0.26 (0.18) (2.68) (2.86) 25.52
R-4 shares
2023 27.83 0.32 (2.47) (2.15) (0.24) (2.33) (2.57) 23.11
2022 34.52 0.25 (4.27) (4.02) (0.18) (2.49) (2.67) 27.83
2021 22.28 0.22 12.53 12.75 (0.20) (0.31) (0.51) 34.52
2020 25.84 0.21 (2.07) (1.86) (0.22) (1.48) (1.70) 22.28
2019 28.43 0.23 0.08 0.31 (0.22) (2.68) (2.90) 25.84
R-5 shares
2023 28.03 0.35 (2.49) (2.14) (0.27) (2.33) (2.60) 23.29
2022 34.76 0.29 (4.30) (4.01) (0.23) ( 2 .49) (2.72) 28.03
2021 22.44 0.26 12.60 12.86 (0.23) (0.31) (0.54) 34.76
2020 26.00 0.23 (2.06) (1.83) (0.25) (1.48) (1.73) 22.44
2019 28.59 0.27 0.08 0.35 (0.26) (2.68) (2.94) 26.00
R-6 shares
2023 26.78 0.39 (2.36) (1.97) (0.34) (2.33) (2.67) 22.14
2022 33.35 0.35 (4.11) (3.76) (0.32) (2.49) (2.81) 26.78
2021 21.54 0.33 12.08 12.41 (0.29) (0.31) (0.60) 33.35
2020 25.03 0.27 (1.96) (1.69) (0.32) (1.48) (1.80) 21.54
2019 27.67 0.31 0.06 0.37 (0.33) (2.68) (3.01) 25.03

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(8.04) % (b) $ 152,416 0.42% (c) 0.44% (d) 1.35% 27.5%
(12 .25) (b) 175,397 0.40 (c) 0.42 (d) 1.01 15.9
57.97 (b) 209,971 0.39 (c) 0.41 (d) 0.83 11.9
(7.93) (b) 136,338 0.42 (c) 0.45 (d) 1.02 21.4
2.86 (b) 171,912 0.44 (c) 0.47 (d) 1.01 16.8
(7.85) 200,564 0.21 (e) – 1.56 27.5
(12.08) 229,566 0.21 (e) – 1.19 15.9
58.26 291,508 0.21 (e) – 1.01 11.9
(7.75) 218,125 0.24 (e) – 1.22 21.4
3.04 330,036 0.24 (e) – 1.21 16.8
(8.61) 5,454 1.04 – 0.73 27.5
(12.81) (f) 6,738 1.04 – 0.37 15.9
56.98 (f) 8,077 1.04 – 0.18 11.9
(8.48) 6,987 1.04 – 0.42 21.4
2.24 10,201 1.04 – 0.41 16.8
(8.33) 64,740 0.73 – 1.04 27.5
(12.54) 79,204 0.73 – 0.67 15.9
57.42 103,119 0.73 – 0.49 11.9
(8.19) 71,759 0.73 – 0.72 21.4
2.55 101,745 0.73 – 0.73 16.8
(8.17) 24,254 0.54 – 1.23 27.5
(12.35) 34,056 0.54 – 0.86 15.9
57.78 45,339 0.54 – 0.68 11.9
(8.07) 39,413 0.54 – 0.92 21.4
2.75 57,686 0.54 – 0.92 16.8
(8.07) 80,736 0.42 – 1.35 27.5
(12.25) 103,304 0.42 – 0.99 15.9
57.89 128,741 0.42 – 0.80 11.9
(7.91) 92,028 0.42 – 1.04 21.4
2.89 132,921 0.42 – 1.04 16.8
(7.80) 514,879 0.17 – 1.60 27.5
(12.04) 533,682 0.16 (e) – 1.24 15.9
58.33 646,055 0.16 (e) – 1.06 11.9
(7 .67) 459,359 0.16 (e) – 1.28 21.4
3.14 464,412 0.17 (e) – 1.28 16.8
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SMALLCAP VALUE FUND II
Class J shares
2023 $ 11.41 $ 0.09 ( $ 0.42) ( $ 0.33) ( $ 0.06) ( $ 1.14) ( $ 1.20) $ 9.88
2022 14.02 0.05 (0.75) (0.70) (0.06) (1.85) (1.91) 11.41
2021 8.63 0.04 5.39 5.43 (0.04) – (0.04) 14.02
2020 10.19 0.04 (1.55) (1.51) (0.05) – (0.05) 8.63
2019 11.78 0.05 0.19 0.24 (0.05) (1.78) (1.83) 10.19
Institutional shares
2023 11.88 0.13 (0.44) (0.31) (0.09) (1.14) (1.23) 10.34
2022 14.50 0.09 (0.77) (0.68) (0.09) (1.85) (1.94) 11.88
2021 8.94 0.09 5.56 5.65 (0.09) – (0.09) 14.50
2020 10.55 0.08 (1.59) (1.51) (0.10) – (0.10) 8.94
2019 12.12 0.10 0.20 0.30 (0.09) (1.78) (1.87) 10.55
R-1 shares
2023 10.25 0.03 (0.37) (0.34) (0.02) ( 1 .14) (1.16) 8.75
2022 12.79 (0.01) (0.68) (0.69) – (1.85) (1.85) 10.25
2021 7.90 (0.02) 4.92 4 .90 (0.01) – (0.01) 12.79
2020 9.32 0.01 (1.43) (1.42) – – – 7.90
2019 10.93 0.01 0.16 0 .17 – (1.78) (1.78) 9.32
R-3 shares
2023 11.17 0.07 (0.41) (0.34) (0.04) (1.14) (1.18) 9.65
2022 13 .76 0.02 (0.73) (0.71) (0.03) (1.85) (1.88) 11.17
2021 8.48 0.02 5.29 5.31 (0.03) – (0.03) 13.76
2020 10.01 0.03 (1.52) (1.49) (0.04) – (0.04) 8.48
2019 11.59 0.04 0.18 0.22 (0.02) (1.78) (1.80) 10.01
R-4 shares
2023 11.41 0.09 (0.42) (0.33) (0.05) (1.14) (1.19) 9.89
2022 14.02 0.05 (0.76) (0.71) (0.05) (1.85) (1.90) 11.41
2021 8.63 0.05 5.39 5.44 (0.05) – (0.05) 14.02
2020 10.19 0.05 (1.55) (1.50) (0.06) – (0.06) 8.63
2019 11.77 0.06 0.18 0.24 (0.04) (1.78) (1.82) 10.19
R-5 shares
2023 11.59 0.10 ( 0 .42) (0.32) (0.07) (1.14) (1.21) 10.06
2022 14.20 0.06 (0.75) (0.69) (0.07) (1.85) (1.92) 11.59
2021 8.75 0.06 5.45 5.51 (0.06) – (0.06) 14.20
2020 10.33 0.06 (1.57) (1.51) (0.07) – (0.07) 8.75
2019 11.91 0.07 0.19 0.26 (0.06) (1.78) (1.84) 10.33
R-6 shares
2023 11.87 0.13 (0.43) (0.30) (0.10) (1.14) (1.24) 10.33
2022 14.50 0.09 (0.77) (0.68) (0.10) (1.85) (1.95) 11.87
2021 8.93 0.10 5.56 5.66 (0.09) – (0.09) 14.50
2020 10.54 0.09 (1.60) (1.51) (0.10) – (0.10) 8.93
2019 12.12 0.10 0.19 0.29 (0.09) (1.78) (1.87) 10.54

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(2.93) % (b) $ 19,813 1.31% (c) 1.35% (d) 0.81% 65.2%
(5.41) (b) 20,790 1.28 (c) 1.32 (d) 0.40 55.4
63.03 (b) 23,564 1.29 (c) 1.33 (d) 0.35 87.5
(14.92) (b) 11,752 1.48 (c) 1.54 (d) 0.42 92.2
4.60 (b) 16,348 1.45 (c) 1.52 (d) 0.46 76.1
(2.58) 193,833 0.96 (e) – 1.18 65.2
(5.02) 185,308 0.96 (e) – 0.73 55.4
63.45 204,526 0.96 (e) – 0.70 87.5
(14.51) 103,672 0.98 (e) – 0.90 92.2
5.09 116,450 0.99 (e) – 0.92 76.1
(3.40) 642 1.81 (e) – 0.32 65.2
(5.84) 772 1.80 (e) – (0.13) 55.4
62.06 741 1.80 (e) – (0.13) 87.5
(15.21) 583 1.84 (e) – 0.06 92.2
4.21 871 1.84 (e) – 0.07 76.1
(3.12) 4,937 1.50 (e) – 0.63 65.2
(5.59) 5,063 1.49 (e) – 0.19 55.4
62.67 6,089 1.49 (e) – 0.14 87.5
(14.99) 3,599 1.53 (e) – 0.39 92.2
4.51 6,798 1.53 (e) – 0.39 76.1
(2.87) 2,741 1.31 (e) – 0.81 65.2
(5.45) 2,703 1.30 (e) – 0.39 55.4
63.15 4,153 1.30 (e) – 0.37 87.5
(14.84) 2,278 1.34 (e) – 0.59 92.2
4.67 4,746 1.34 (e) – 0.57 76.1
(2.82) 10,587 1.19 (e) – 0.94 65.2
(5.28) 13,339 1.18 (e) – 0.51 55.4
63.22 16,754 1.18 (e) – 0.49 87.5
(14.74) 14,788 1.22 (e) – 0 .69 92.2
4.80 19,469 1.22 (e) – 0.70 76.1
(2 .55) 935,878 0.93 (e) – 1.19 65.2
(5.07) 895,326 0.93 (e) – 0.76 55.4
63.66 1,150,438 0.93 (e) – 0.72 87.5
(14.51) 663,938 0.96 (e) – 0.94 92.2
5.05 840,894 0.97 (e) – 0.94 76.1
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(d) Reflects Manager's contractual expense limit.
(e) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(f) Excludes expense reimbursement from Manager and/or Distributor.

Financial Highlights
Principal Funds, Inc.
See accompanying notes.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
TAX-EXEMPT BOND FUND
Class A shares
2023 $ 6 .31 $ 0 .21 $ 0 .03 $ 0 .24 ( $ 0 .21 ) ( $ 0 .21 ) $ 6 .34
2022 7 .61 0 .17 ( 1 .30 ) ( 1 .13 ) ( 0 .17 ) ( 0 .17 ) 6 .31
2021 7 .40 0 .17 0 .21 0 .38 ( 0 .17 ) ( 0 .17 ) 7 .61
2020 7 .43 0 .18 ( 0 .04 ) 0 .14 ( 0 .17 ) ( 0 .17 ) 7 .40
2019 6 .95 0 .24 0 .47 0 .71 ( 0 .23 ) ( 0 .23 ) 7 .43
Class C shares
2023 6 .33 0 .16 0 .02 0 .18 ( 0 .15 ) ( 0 .15 ) 6 .36
2022 7 .63 0 .11 ( 1 .30 ) ( 1 .19 ) ( 0 .11 ) ( 0 .11 ) 6 .33
2021 7 .43 0 .11 0 .20 0 .31 ( 0 .11 ) ( 0 .11 ) 7 .63
2020 7 .46 0 .12 ( 0 .04 ) 0 .08 ( 0 .11 ) ( 0 .11 ) 7 .43
2019 6 .97 0 .19 0 .47 0 .66 ( 0 .17 ) ( 0 .17 ) 7 .46
Institutional shares
2023 6 .31 0 .23 0 .03 0 .26 ( 0 .22 ) ( 0 .22 ) 6 .35
2022 7 .61 0 .19 ( 1 .30 ) ( 1 .11 ) ( 0 .19 ) ( 0 .19 ) 6 .31
2021 7 .41 0 .19 0 .20 0 .39 ( 0 .19 ) ( 0 .19 ) 7 .61
2020 7 .44 0 .21 ( 0 .05 ) 0 .16 ( 0 .19 ) ( 0 .19 ) 7 .41
2019 6 .95 0 .26 0 .48 0 .74 ( 0 .25 ) ( 0 .25 ) 7 .44

Financial Highlights (Continued)
Principal Funds, Inc.
See accompanying notes.

Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Interest
Expense and Fees)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
3 .64% (b) $ 261,663 0 .85% 0 .73% (c) 3 .22% 36 .9%
( 14 .99 ) (b) 299,054 0 .77 0 .73 (c) 2 .44 59 .3
5 .19 (b) 417,381 0 .79 0 .76 (c) 2 .18 24 .8
1 .89 (b) 356,581 0 .81 0 .77 (c) 2 .50 66 .7
10 .28 (b) 358,580 0 .86 0 .79 (c) 3 .36 64 .0
2 .71 (b) 16,673 1 .74 (d) 1 .62 (c) ,(d) 2 .33 36 .9
( 15 .67 ) (b) 22,134 1 .61 (d) 1 .57 (c) ,(d) 1 .59 59 .3
4 .17 (b) 35,338 1 .61 (d) 1 .58 (c) ,(d) 1 .37 24 .8
1 .05 (b) 38,229 1 .63 (d) 1 .59 (c) ,(d) 1 .69 66 .7
9 .51 (b) 39,162 1 .67 (d) 1 .60 (c) ,(d) 2 .55 64 .0
4 .09 266,213 0 .57 (d) 0 .45 (c) ,(d) 3 .51 36 .9
( 14 .88 ) (e) 278,642 0 .50 (d) 0 .46 (c) ,(d) 2 .72 59 .3
5 .44 (e) 345,082 0 .54 (d) 0 .51 (c) ,(d) 2 .42 24 .8
2 .14 248,148 0 .56 (d) 0 .52 (c) ,(d) 2 .85 66 .7
10 .73 163,406 0 .59 (d) 0 .52 (c) ,(d) 3 .57 64 .0
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(d) Reflects Manager's contractual expense limit.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Report of Independent Registered Public Accounting Firm

To the Shareholders of California Municipal Fund, Core Fixed Income Fund, Core Plus Bond Fund, Diversified Income Fund, Diversified International Fund, Equity Income Fund,
Finisterre Emerging Markets Total Return Bond Fund, Global Emerging Markets Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, Government
Money Market Fund, High Income Fund, High Yield Fund, Inflation Protection Fund, International Fund I, LargeCap Growth Fund I, LargeCap S&P 500 Index Fund, LargeCap
Value Fund III, MidCap Fund, MidCap Growth Fund, MidCap Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, Money Market Fund, Overseas Fund, Principal
Capital Appreciation Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035
Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, Principal
LifeTime 2065 Fund, Principal LifeTime 2070 Fund, Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal
LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid
2050 Fund, Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, Principal LifeTime Hybrid 2065 Fund, Principal LifeTime Hybrid 2070 Fund, Principal
LifeTime Hybrid Income Fund, Principal LifeTime Strategic Income Fund, Real Estate Securities Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM
Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Fund, SmallCap Fund, SmallCap Growth Fund I, SmallCap
S&P 600 Index Fund, SmallCap Value Fund II and Tax-Exempt Bond Fund and the Board of Directors of Principal Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of California Municipal Fund, Core Fixed Income Fund, Core Plus Bond Fund, Diversified Income Fund,
Diversified International Fund, Equity Income Fund, Finisterre Emerging Markets Total Return Bond Fund, Global Emerging Markets Fund, Global Real Estate Securities Fund,
Government & High Quality Bond Fund, Government Money Market Fund, High Income Fund, High Yield Fund, Inflation Protection Fund, International Fund I, LargeCap Growth
Fund I, LargeCap S&P 500 Index Fund, LargeCap Value Fund III, MidCap Fund, MidCap Growth Fund, MidCap Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value
Fund I, Money Market Fund, Overseas Fund, Principal Capital Appreciation Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund,
Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime
2055 Fund, Principal LifeTime 2060 Fund, Principal LifeTime 2065 Fund, Principal LifeTime 2070 Fund, Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid
2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal
LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, Principal LifeTime Hybrid 2065
Fund, Principal LifeTime Hybrid 2070 Fund, Principal LifeTime Hybrid Income Fund, Principal LifeTime Strategic Income Fund, Real Estate Securities Fund, SAM Balanced
Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Fund,
SmallCap Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund, SmallCap Value Fund II and Tax-Exempt Bond Fund (collectively referred to as the “Funds”) (64 of the portfolios constituting Principal Funds, Inc. (the “Fund”)), including the schedules of investments, as of October 31, 2023, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (64 of the portfolios constituting the Fund) at October 31, 2023, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual portfolio constituting the Fund Statement of operations
Statements of changes in
net assets
Financial highlights
California Municipal Fund
Core Fixed Income Fund
Core Plus Bond Fund
Diversified Income Fund
Diversified International Fund
Equity Income Fund
Finisterre Emerging Markets Total Return Bond Fund
Global Emerging Markets Fund
Global Real Estate Securities Fund
Government & High Quality Bond Fund
Government Money Market Fund
High Income Fund
High Yield Fund
Inflation Protection Fund
International Fund I
LargeCap Growth Fund I
LargeCap S&P 500 Index Fund
LargeCap Value Fund III
MidCap Fund
MidCap Growth Fund
MidCap Growth Fund III
MidCap S&P 400 Index Fund
MidCap Value Fund I
Money Market Fund
Overseas Fund
Principal Capital Appreciation Fund
Principal LifeTime 2015 Fund
Principal LifeTime 2020 Fund
Principal LifeTime 2025 Fund
Principal LifeTime 2030 Fund
For the year ended
October 31, 2023
For each of the two
years in the period ended
October 31, 2023
For each of the five years in the period
ended October 31, 2023

Report of Independent Registered Public Accounting Firm

Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits.
We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023, by correspondence with the custodian, agent banks, brokers and transfer agents; when replies were not received from brokers, transfer agents or agent banks, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Principal investment companies since 1969.
Minneapolis, Minnesota
December 21, 2023
Individual portfolio constituting the Fund Statement of operations
Statements of changes in
net assets
Financial highlights
Principal LifeTime 2035 Fund
Principal LifeTime 2040 Fund
Principal LifeTime 2045 Fund
Principal LifeTime 2050 Fund
Principal LifeTime 2055 Fund
Principal LifeTime 2060 Fund
Principal LifeTime 2065 Fund
Principal LifeTime Hybrid 2015 Fund
Principal LifeTime Hybrid 2020 Fund
Principal LifeTime Hybrid 2025 Fund
Principal LifeTime Hybrid 2030 Fund
Principal LifeTime Hybrid 2035 Fund
Principal LifeTime Hybrid 2040 Fund
Principal LifeTime Hybrid 2045 Fund
Principal LifeTime Hybrid 2050 Fund
Principal LifeTime Hybrid 2055 Fund
Principal LifeTime Hybrid 2060 Fund
Principal LifeTime Hybrid 2065 Fund
Principal LifeTime Hybrid Income Fund
Principal LifeTime Strategic Income Fund
Real Estate Securities Fund
SAM Balanced Portfolio
SAM Conservative Balanced Portfolio
SAM Conservative Growth Portfolio
SAM Flexible Income Portfolio
SAM Strategic Growth Portfolio
Short-Term Income Fund
SmallCap Fund
SmallCap Growth Fund I
SmallCap S&P 600 Index Fund
SmallCap Value Fund II
Tax-Exempt Bond Fund
Principal LifeTime 2070 Fund
Principal LifeTime Hybrid 2070 Fund
For the period from March 1, 2023, date operations commenced, through October 31, 2023.

Shareholder Expense Example
Principal Funds, Inc.
October 31, 2023 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs (for certain share classes), including contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees (for certain share classes); and other fund expenses.
This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the expenses the Funds bear directly, each of the Funds may indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period ( May 1, 2023 to October
31, 2023 ), unless otherwise noted.
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee of may apply to IRA or 403(b) accounts within Class J shares. R-1, R-3, R-4, R-5 and R-6 classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the Fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual Hypothetical
Beginning
Account
Value May 1,
2023
Ending Account
Value October
31, 2023
Expenses Paid
During Period
May 1, 2023 to
October 31,
2023
(a)
Beginning Account
Value May 1, 2023
Ending Account
Value October 31,
2023
Expenses Paid
During Period
May 1, 2023 to
October 31,
2023
(a)
Annualized
Expense
Ratio
California Municipal Fund
Class A $ 1,000.00 $ 963.93 $ 4.46 $ 1,000.00 $ 1,020.67 $ 4.58 0.90%
Class C 1,000.00 959.85 8.64 1,000.00 1,016.38 8.89 1.75
Institutional 1,000.00 964.21 3.17 1,000.00 1,021.98 3.26 0.64
California Municipal Fund (Excluding Interest Expense and Fees)
Class A 1,000.00 963.93 3.56 1,000.00 1,021.58 3.67 0.72
Class C 1,000.00 959.85 7.76 1,000.00 1,017.29 7.98 1.57
Institutional 1,000.00 964.21 2.28 1,000.00 1,022.89 2.35 0.46
Core Fixed Income Fund
Class A 1,000.00 935.36 3.90 1,000.00 1,021.17 4.08 0.80
Class J 1,000.00 936.19 3.17 1,000.00 1,021.93 3.31 0.65
Institutional 1,000.00 937.18 2.25 1,000.00 1,022.89 2.35 0.46
R-1 1,000.00 933.42 6.14 1,000.00 1,018.85 6.41 1.26
R-3 1,000.00 935.03 4.63 1,000.00 1,020.42 4.84 0.95
R-4 1,000.00 937.02 3.71 1,000.00 1,021.37 3.87 0.76
R-5 1,000.00 936.27 3.12 1,000.00 1,021.98 3.26 0.64
R-6 1,000.00 937.50 1.86 1,000.00 1,023.29 1.94 0.38

Shareholder Expense Example
Principal Funds, Inc.
October 31, 2023 (unaudited)

Actual Hypothetical
Beginning
Account
Value May 1,
2023
Ending Account
Value October
31, 2023
Expenses Paid
During Period
May 1, 2023 to
October 31,
2023
(a)
Beginning Account
Value May 1, 2023
Ending Account
Value October 31,
2023
Expenses Paid
During Period
May 1, 2023 to
October 31,
2023
(a)
Annualized
Expense
Ratio
Core Plus Bond Fund
Class A $ 1,000.00 $ 930.18 $ 4.09 $ 1,000.00 $ 1,020.97 $ 4.28 0.84%
Class J 1,000.00 929.07 4.72 1,000.00 1,020.32 4.94 0.97
Institutional 1,000.00 932.53 2.73 1,000.00 1,022.38 2.85 0.56
R-1 1,000.00 927.57 6.75 1,000.00 1,018.20 7.07 1.39
R-3 1,000.00 929.61 5.25 1,000.00 1,019.76 5.50 1.08
R-4 1,000.00 930.04 4.33 1,000.00 1,020.72 4.53 0.89
R-5 1,000.00 931.19 3.75 1,000.00 1,021.32 3.92 0.77
Diversified Income Fund
Class A 1,000.00 975.86 5.13 1,000.00 1,020.01 5.24 1.03
Class C 1,000.00 971.88 8.85 1,000.00 1,016.23 9.05 1.78
Institutional 1,000.00 978.35 3.39 1,000.00 1,021.78 3.47 0.68
R-6 1,000.00 978.37 3.34 1,000.00 1,021.83 3.41 0.67
Diversified International Fund
Class A 1,000.00 941.32 6.41 1,000.00 1,018.60 6.67 1.31
Class J 1,000.00 942.03 5.83 1,000.00 1,019.21 6.06 1.19
Institutional 1,000.00 943.29 4.31 1,000.00 1,020.77 4.48 0.88
R-1 1,000.00 939.59 8.16 1,000.00 1,016.79 8.49 1.67
R-3 1,000.00 941.18 6.65 1,000.00 1,018.35 6.92 1.36
R-4 1,000.00 942.14 5.73 1,000.00 1,019.31 5.96 1.17
R-5 1,000.00 941.92 5.14 1,000.00 1,019.91 5.35 1.05
R-6 1,000.00 944.09 3.87 1,000.00 1,021.22 4.02 0.79
Equity Income Fund
Class A 1,000.00 943.81 4.31 1,000.00 1,020.77 4.48 0.88
Class C 1,000.00 939.83 8.12 1,000.00 1,016.84 8.44 1.66
Class J 1,000.00 943.98 3.87 1,000.00 1,021.22 4.02 0.79
Institutional 1,000.00 945.38 2.55 1,000.00 1,022.58 2.65 0.52
R-1 1,000.00 941.25 6.80 1,000.00 1,018.20 7.07 1.39
R-3 1,000.00 942.89 5.29 1,000.00 1,019.76 5.50 1.08
R-4 1,000.00 943.67 4.36 1,000.00 1,020.72 4.53 0.89
R-5 1,000.00 944.36 3.77 1,000.00 1,021.32 3.92 0.77
Finisterre Emerging Markets Total Return Bond Fund
Institutional 1,000.00 980.36 4.24 1,000.00 1,020.92 4.33 0.85
Global Emerging Markets Fund
Class A 1,000.00 980.13 7.24 1,000.00 1,017.90 7.38 1.45
Class J 1,000.00 980.59 6.49 1,000.00 1,018.65 6.61 1.30
Institutional 1,000.00 981.63 5.49 1,000.00 1,019.66 5.60 1.10
R-1 1,000.00 977.61 9.82 1,000.00 1,015.27 10.01 1.97
R-3 1,000.00 978.99 8.28 1,000.00 1,016.84 8.44 1.66
R-4 1,000.00 980.00 7.34 1,000.00 1,017.80 7.48 1.47
R-5 1,000.00 980.41 6.74 1,000.00 1,018.40 6.87 1.35
R-6 1,000.00 982.08 5.15 1,000.00 1,020.01 5.24 1.03
Global Real Estate Securities Fund
Class A 1,000.00 879.85 6.63 1,000.00 1,018.15 7.12 1.40
Institutional 1,000.00 882.68 4.46 1,000.00 1,020.47 4.79 0.94
R-3 1,000.00 879.91 6.87 1,000.00 1,017.90 7.38 1.45
R-4 1,000.00 881.17 5.97 1,000.00 1,018.85 6.41 1.26
R-5 1,000.00 881.30 5.41 1,000.00 1,019.46 5.80 1.14
R-6 1,000.00 881.70 4.27 1,000.00 1,020.67 4.58 0.90

Shareholder Expense Example
Principal Funds, Inc.
October 31, 2023 (unaudited)

Actual Hypothetical
Beginning
Account
Value May 1,
2023
Ending Account
Value October
31, 2023
Expenses Paid
During Period
May 1, 2023 to
October 31,
2023
(a)
Beginning Account
Value May 1, 2023
Ending Account
Value October 31,
2023
Expenses Paid
During Period
May 1, 2023 to
October 31,
2023
(a)
Annualized
Expense
Ratio
Government & High Quality Bond Fund
Class A $ 1,000.00 $ 922.87 $ 4.22 $ 1,000.00 $ 1,020.82 $ 4.43 0.87%
Class J 1,000.00 922.71 4.51 1,000.00 1,020.52 4.74 0.93
Institutional 1,000.00 925.63 2.57 1,000.00 1,022.53 2.70 0.53
R-1 1,000.00 919.96 6.24 1,000.00 1,018.70 6.56 1.29
R-3 1,000.00 922.51 4.75 1,000.00 1,020.27 4.99 0.98
R-4 1,000.00 924.50 3.83 1,000.00 1,021.22 4.02 0.79
R-5 1,000.00 924.04 3.25 1,000.00 1,021.83 3.41 0.67
Government Money Market Fund
Institutional 1,000.00 1,025.76 0.97 1,000.00 1,024.25 0.97 0.19
R-6 1,000.00 1,026.02 0.71 1,000.00 1,024.50 0.71 0.14
High Income Fund
Institutional 1,000.00 1,000.10 3.08 1,000.00 1,022.13 3.11 0.61
High Yield Fund
Class A 1,000.00 995.87 4.83 1,000.00 1,020.37 4.89 0.96
Class C 1,000.00 991.87 8.84 1,000.00 1,016.33 8.94 1.76
Institutional 1,000.00 996.02 3.07 1,000.00 1,022.13 3.11 0.61
R-6 1,000.00 996.44 2.67 1,000.00 1,022.53 2.70 0.53
Inflation Protection Fund
Class J 1,000.00 946.60 3.97 1,000.00 1,021.12 4.13 0.81
Institutional 1,000.00 948.43 1.96 1,000.00 1,023.19 2.04 0.40
R-1 1,000.00 944.14 6.22 1,000.00 1,018.80 6.46 1.27
R-3 1,000.00 946.88 4.71 1,000.00 1,020.37 4.89 0.96
R-4 1,000.00 947.71 3.78 1,000.00 1,021.32 3.92 0.77
R-5 1,000.00 947.16 3.19 1,000.00 1,021.93 3.31 0.65
International Fund I
Institutional 1,000.00 915.40 4.44 1,000.00 1,020.57 4.69 0.92
R-1 1,000.00 912.21 8.29 1,000.00 1,016.53 8.74 1.72
R-3 1,000.00 913.18 6.80 1,000.00 1,018.10 7.17 1.41
R-4 1,000.00 914.00 5.89 1,000.00 1,019.06 6.21 1.22
R-5 1,000.00 914.07 5.31 1,000.00 1,019.66 5.60 1.10
R-6 1,000.00 916.09 3.96 1,000.00 1,021.07 4.18 0.82
LargeCap Growth Fund I
Class A 1,000.00 1,050.50 5.17 1,000.00 1,020.16 5.09 1.00
Class J 1,000.00 1,051.40 4.14 1,000.00 1,021.17 4.08 0.80
Institutional 1,000.00 1,052.56 3.47 1,000.00 1,021.83 3.41 0.67
R-1 1,000.00 1,048.05 7.59 1,000.00 1,017.80 7.48 1.47
R-3 1,000.00 1,050.48 6.00 1,000.00 1,019.36 5.90 1.16
R-4 1,000.00 1,051.34 5.02 1,000.00 1,020.32 4.94 0.97
R-5 1,000.00 1,051.39 4.40 1,000.00 1,020.92 4.33 0.85
R-6 1,000.00 1,053.16 3.05 1,000.00 1,022.23 3.01 0.59
LargeCap S&P 500 Index Fund
Class A 1,000.00 1,011.42 2.13 1,000.00 1,023.09 2.14 0.42
Class J 1,000.00 1,012.07 1.67 1,000.00 1,023.54 1.68 0.33
Institutional 1,000.00 1,012.84 0.76 1,000.00 1,024.45 0.77 0.15
R-1 1,000.00 1,008.59 5.16 1,000.00 1,020.06 5.19 1.02
R-3 1,000.00 1,009.97 3.60 1,000.00 1,021.63 3.62 0.71
R-4 1,000.00 1,011.35 2.64 1,000.00 1,022.58 2.65 0.52
R-5 1,000.00 1,011.68 2.03 1,000.00 1,023.19 2.04 0.40

Shareholder Expense Example
Principal Funds, Inc.
October 31, 2023 (unaudited)

Actual Hypothetical
Beginning
Account
Value May 1,
2023
Ending Account
Value October
31, 2023
Expenses Paid
During Period
May 1, 2023 to
October 31,
2023
(a)
Beginning Account
Value May 1, 2023
Ending Account
Value October 31,
2023
Expenses Paid
During Period
May 1, 2023 to
October 31,
2023
(a)
Annualized
Expense
Ratio
LargeCap Value Fund III
Class J $ 1,000.00 $ 974.25 $ 5.03 $ 1,000.00 $ 1,020.11 $ 5.14 1.01%
Institutional 1,000.00 975.37 3.58 1,000.00 1,021.58 3.67 0.72
R-1 1,000.00 971.13 7.85 1,000.00 1,017.24 8.03 1.58
R-3 1,000.00 972.97 6.32 1,000.00 1,018.80 6.46 1.27
R-4 1,000.00 974.18 5.37 1,000.00 1,019.76 5.50 1.08
R-5 1,000.00 974.48 4.78 1,000.00 1,020.37 4.89 0.96
MidCap Fund
Class A 1,000.00 982.36 4.70 1,000.00 1,020.47 4.79 0.94
Class C 1,000.00 978.37 8.93 1,000.00 1,016.18 9.10 1.79
Class J 1,000.00 983.20 4.00 1,000.00 1,021.17 4.08 0.80
Institutional 1,000.00 983.94 3.45 1,000.00 1,021.73 3.52 0.69
R-1 1,000.00 980.08 7.29 1,000.00 1,017.85 7.43 1.46
R-3 1,000.00 981.39 5.74 1,000.00 1,019.41 5.85 1.15
R-4 1,000.00 982.73 4.80 1,000.00 1,020.37 4.89 0.96
R-5 1,000.00 983.26 4.20 1,000.00 1,020.97 4.28 0.84
R-6 1,000.00 984.25 3.05 1,000.00 1,022.13 3.11 0.61
MidCap Growth Fund
Class J 1,000.00 930.15 4.48 1,000.00 1,020.57 4.69 0.92
Institutional 1,000.00 929.94 3.65 1,000.00 1,021.42 3.82 0.75
R-1 1,000.00 927.03 7.53 1,000.00 1,017.39 7.88 1.55
R-3 1,000.00 928.02 6.03 1,000.00 1,018.95 6.31 1.24
R-4 1,000.00 929.07 5.11 1,000.00 1,019.91 5.35 1.05
R-5 1,000.00 930.28 4.52 1,000.00 1,020.52 4.74 0.93
MidCap Growth Fund III
Class J 1,000.00 930.57 5.45 1,000.00 1,019.56 5.70 1.12
Institutional 1,000.00 931.82 3.90 1,000.00 1,021.17 4.08 0.80
R-1 1,000.00 928.67 8.12 1,000.00 1,016.79 8.49 1.67
R-3 1,000.00 929.25 6.61 1,000.00 1,018.35 6.92 1.36
R-4 1,000.00 930.62 5.69 1,000.00 1,019.31 5.96 1.17
R-5 1,000.00 930.53 5.11 1,000.00 1,019.91 5.35 1.05
MidCap S&P 400 Index Fund
Class J 1,000.00 956.79 1.97 1,000.00 1,023.19 2.04 0.40
Institutional 1,000.00 957.06 1.28 1,000.00 1,023.89 1.33 0.26
R-1 1,000.00 953.57 5.12 1,000.00 1,019.96 5.30 1.04
R-3 1,000.00 955.27 3.60 1,000.00 1,021.53 3.72 0.73
R-4 1,000.00 955.98 2.66 1,000.00 1,022.48 2.75 0.54
R-5 1,000.00 956.48 2.07 1,000.00 1,023.09 2.14 0.42
R-6 1,000.00 958.00 0.79 1,000.00 1,024.40 0.82 0.16
MidCap Value Fund I
Class A 1,000.00 953.88 5.66 1,000.00 1,019.41 5.85 1.15
Class J 1,000.00 954.60 4.48 1,000.00 1,020.62 4.63 0.91
Institutional 1,000.00 955.88 3.40 1,000.00 1,021.73 3.52 0.69
R-1 1,000.00 951.96 7.38 1,000.00 1,017.64 7.63 1.50
R-3 1,000.00 953.78 5.86 1,000.00 1,019.21 6.06 1.19
R-4 1,000.00 954.57 4.93 1,000.00 1,020.16 5.09 1.00
R-5 1,000.00 954.90 4.34 1,000.00 1,020.77 4.48 0.88
R-6 1,000.00 956.63 3.06 1,000.00 1,022.08 3.16 0.62
Money Market Fund
Class A 1,000.00 1,024.86 2.45 1,000.00 1,022.79 2.45 0.48
Class J 1,000.00 1,025.14 2.19 1,000.00 1,023.04 2.19 0.43

Shareholder Expense Example
Principal Funds, Inc.
October 31, 2023 (unaudited)

Actual Hypothetical
Beginning
Account
Value May 1,
2023
Ending Account
Value October
31, 2023
Expenses Paid
During Period
May 1, 2023 to
October 31,
2023
(a)
Beginning Account
Value May 1, 2023
Ending Account
Value October 31,
2023
Expenses Paid
During Period
May 1, 2023 to
October 31,
2023
(a)
Annualized
Expense
Ratio
Overseas Fund
Institutional $ 1,000.00 $ 933.02 $ 4.73 $ 1,000.00 $ 1,020.32 $ 4.94 0.97%
R-3 1,000.00 930.32 7.40 1,000.00 1,017.54 7.73 1.52
R-4 1,000.00 931.65 6.48 1,000.00 1,018.50 6.77 1.33
Principal Capital Appreciation Fund
Class A 1,000.00 1,015.30 3.96 1,000.00 1,021.27 3.97 0.78
Institutional 1,000.00 1,017.09 2.34 1,000.00 1,022.89 2.35 0.46
R-1 1,000.00 1,012.71 6.65 1,000.00 1,018.60 6.67 1.31
R-3 1,000.00 1,014.05 5.08 1,000.00 1,020.16 5.09 1.00
R-4 1,000.00 1,015.21 4.11 1,000.00 1,021.12 4.13 0.81
R-5 1,000.00 1,015.79 3.51 1,000.00 1,021.73 3.52 0.69
Principal LifeTime 2015 Fund
Institutional 1,000.00 966.02 0.10 1,000.00 1,025.10 0.10 0.02
R-1 1,000.00 962.36 4.40 1,000.00 1,020.72 4.53 0.89
R-3 1,000.00 963.70 2.87 1,000.00 1,022.28 2.96 0.58
R-4 1,000.00 964.11 1.93 1,000.00 1,023.24 1.99 0.39
R-5 1,000.00 965.35 1.34 1,000.00 1,023.84 1.38 0.27
Principal LifeTime 2020 Fund
Class A 1,000.00 964.02 1.88 1,000.00 1,023.29 1.94 0.38
Class J 1,000.00 965.08 0.74 1,000.00 1,024.45 0.77 0.15
Institutional 1,000.00 966.19 0.05 1,000.00 1,025.16 0.05 0.01
R-1 1,000.00 961.80 4.40 1,000.00 1,020.72 4.53 0.89
R-3 1,000.00 963.25 2.87 1,000.00 1,022.28 2.96 0.58
R-4 1,000.00 964.22 1.93 1,000.00 1,023.24 1.99 0.39
R-5 1,000.00 965.14 1.34 1,000.00 1,023.84 1.38 0.27
Principal LifeTime 2025 Fund
Institutional 1,000.00 965.68 0.05 1,000.00 1,025.16 0.05 0.01
R-1 1,000.00 960.78 4.40 1,000.00 1,020.72 4.53 0.89
R-3 1,000.00 962.78 2.87 1,000.00 1,022.28 2.96 0.58
R-4 1,000.00 963.32 1.93 1,000.00 1,023.24 1.99 0.39
R-5 1,000.00 963.46 1.34 1,000.00 1,023.84 1.38 0.27
Principal LifeTime 2030 Fund
Class A 1,000.00 960.80 1.88 1,000.00 1,023.29 1.94 0.38
Class J 1,000.00 961.27 0.79 1,000.00 1,024.40 0.82 0.16
Institutional 1,000.00 962.22 0.05 1,000.00 1,025.16 0.05 0.01
R-1 1,000.00 957.98 4.34 1,000.00 1,020.77 4.48 0.88
R-3 1,000.00 959.66 2.82 1,000.00 1,022.33 2.91 0.57
R-4 1,000.00 960.89 1.88 1,000.00 1,023.29 1.94 0.38
R-5 1,000.00 960.62 1.28 1,000.00 1,023.89 1.33 0.26
Principal LifeTime 2035 Fund
Institutional 1,000.00 965.58 0.05 1,000.00 1,025.16 0.05 0.01
R-1 1,000.00 961.17 4.40 1,000.00 1,020.72 4.53 0.89
R-3 1,000.00 963.06 2.87 1,000.00 1,022.28 2.96 0.58
R-4 1,000.00 963.48 1.93 1,000.00 1,023.24 1.99 0.39
R-5 1,000.00 964.47 1.34 1,000.00 1,023.84 1.38 0.27

Shareholder Expense Example
Principal Funds, Inc.
October 31, 2023 (unaudited)

Actual Hypothetical
Beginning
Account
Value May 1,
2023
Ending Account
Value October
31, 2023
Expenses Paid
During Period
May 1, 2023 to
October 31,
2023
(a)
Beginning Account
Value May 1, 2023
Ending Account
Value October 31,
2023
Expenses Paid
During Period
May 1, 2023 to
October 31,
2023
(a)
Annualized
Expense
Ratio
Principal LifeTime 2040 Fund
Class A $ 1,000.00 $ 967.83 $ 1.88 $ 1,000.00 $ 1,023.29 $ 1.94 0.38%
Class J 1,000.00 969.01 0.89 1,000.00 1,024.30 0.92 0.18
Institutional 1,000.00 970.10 0.05 1,000.00 1,025.16 0.05 0.01
R-1 1,000.00 965.52 4.36 1,000.00 1,020.77 4.48 0.88
R-3 1,000.00 966.71 2.83 1,000.00 1,022.33 2.91 0.57
R-4 1,000.00 967.54 1.88 1,000.00 1,023.29 1.94 0.38
R-5 1,000.00 968.49 1.29 1,000.00 1,023.89 1.33 0.26
Principal LifeTime 2045 Fund
Institutional 1,000.00 972.16 0.05 1,000.00 1,025.16 0.05 0.01
R-1 1,000.00 968.52 4.42 1,000.00 1,020.72 4.53 0.89
R-3 1,000.00 969.55 2.88 1,000.00 1,022.28 2.96 0.58
R-4 1,000.00 970.76 1.94 1,000.00 1,023.24 1.99 0.39
R-5 1,000.00 970.80 1.34 1,000.00 1,023.84 1.38 0.27
Principal LifeTime 2050 Fund
Class A 1,000.00 971.93 1.89 1,000.00 1,023.29 1.94 0.38
Class J 1,000.00 972.71 1.14 1,000.00 1,024.05 1.17 0.23
Institutional 1,000.00 973.79 0.05 1,000.00 1,025.16 0.05 0.01
R-1 1,000.00 970.01 4.42 1,000.00 1,020.72 4.53 0.89
R-3 1,000.00 971.27 2.88 1,000.00 1,022.28 2.96 0.58
R-4 1,000.00 972.20 1.94 1,000.00 1,023.24 1.99 0.39
R-5 1,000.00 972.30 1.34 1,000.00 1,023.84 1.38 0.27
Principal LifeTime 2055 Fund
Institutional 1,000.00 974.19 0.05 1,000.00 1,025.16 0.05 0.01
R-1 1,000.00 969.22 4.42 1,000.00 1,020.72 4.53 0.89
R-3 1,000.00 971.03 2.88 1,000.00 1,022.28 2.96 0.58
R-4 1,000.00 972.16 1.94 1,000.00 1,023.24 1.99 0.39
R-5 1,000.00 972.28 1.34 1,000.00 1,023.84 1.38 0.27
Principal LifeTime 2060 Fund
Class J 1,000.00 972.24 1.89 1,000.00 1,023.29 1.94 0.38
Institutional 1,000.00 973.84 0.05 1,000.00 1,025.16 0.05 0.01
R-1 1,000.00 969.51 4.42 1,000.00 1,020.72 4.53 0.89
R-3 1,000.00 971.35 2.88 1,000.00 1,022.28 2.96 0.58
R-4 1,000.00 971.53 1.94 1,000.00 1,023.24 1.99 0.39
R-5 1,000.00 972.92 1.34 1,000.00 1,023.84 1.38 0.27
Principal LifeTime 2065 Fund
Institutional 1,000.00 974.38 0.20 1,000.00 1,025.00 0.20 0.04
R-1 1,000.00 969.67 4.47 1,000.00 1,020.67 4.58 0.90
R-3 1,000.00 970.78 2.93 1,000.00 1,022.23 3.01 0.59
R-4 1,000.00 972.50 1.99 1,000.00 1,023.19 2.04 0.40
R-5 1,000.00 972.57 1.39 1,000.00 1,023.79 1.43 0.28
Principal LifeTime 2070 Fund
Class J 1,000.00 975.82 1.49 1,000.00 1,023.69 1.53 0.30
Institutional 1,000.00 973.86 0.25 1,000.00 1,024.95 0.26 0.05
R-1 1,000.00 968.99 4.62 1,000.00 1,020.52 4.74 0.93
R-3 1,000.00 969.99 3.08 1,000.00 1,022.08 3.16 0.62
R-4 1,000.00 970.96 2.14 1,000.00 1,023.04 2.19 0.43
R-5 1,000.00 971.93 1.54 1,000.00 1,023.64 1.58 0.31
Principal LifeTime Hybrid 2015 Fund
Class J 1,000.00 966.10 0.79 1,000.00 1,024.40 0.82 0.16
Institutional 1,000.00 967.20 0.25 1,000.00 1,024.95 0.26 0.05
R-6 1,000.00 967.26 0.10 1,000.00 1,025.10 0.10 0.02

Shareholder Expense Example
Principal Funds, Inc.
October 31, 2023 (unaudited)

Actual Hypothetical
Beginning
Account
Value May 1,
2023
Ending Account
Value October
31, 2023
Expenses Paid
During Period
May 1, 2023 to
October 31,
2023
(a)
Beginning Account
Value May 1, 2023
Ending Account
Value October 31,
2023
Expenses Paid
During Period
May 1, 2023 to
October 31,
2023
(a)
Annualized
Expense
Ratio
Principal LifeTime Hybrid 2020 Fund
Class J $ 1,000.00 $ 965.84 $ 0.69 $ 1,000.00 $ 1,024.50 $ 0.71 0.14%
Institutional 1,000.00 966.94 0.25 1,000.00 1,024.95 0.26 0.05
R-6 1,000.00 966.94 0.10 1,000.00 1,025.10 0.10 0.02
Principal LifeTime Hybrid 2025 Fund
Class J 1,000.00 966.20 0.64 1,000.00 1,024.55 0.66 0.13
Institutional 1,000.00 967.21 0.25 1,000.00 1,024.95 0.26 0.05
R-6 1,000.00 966.38 0.10 1,000.00 1,025.10 0.10 0.02
Principal LifeTime Hybrid 2030 Fund
Class J 1,000.00 963.12 0.74 1,000.00 1,024.45 0.77 0.15
Institutional 1,000.00 963.37 0.25 1,000.00 1,024.95 0.26 0.05
R-6 1,000.00 964.19 0.10 1,000.00 1,025.10 0.10 0.02
Principal LifeTime Hybrid 2035 Fund
Class J 1,000.00 967.27 0.79 1,000.00 1,024.40 0.82 0.16
Institutional 1,000.00 967.48 0.25 1,000.00 1,024.95 0.26 0.05
R-6 1,000.00 967.53 0.10 1,000.00 1,025.10 0.10 0.02
Principal LifeTime Hybrid 2040 Fund
Class J 1,000.00 970.99 0.79 1,000.00 1,024.40 0.82 0.16
Institutional 1,000.00 971.20 0.25 1,000.00 1,024.95 0.26 0.05
R-6 1,000.00 971.25 0.10 1,000.00 1,025.10 0.10 0.02
Principal LifeTime Hybrid 2045 Fund
Class J 1,000.00 973.35 0.99 1,000.00 1,024.20 1.02 0.20
Institutional 1,000.00 974.30 0.25 1,000.00 1,024.95 0.26 0.05
R-6 1,000.00 975.10 0.10 1,000.00 1,025.10 0.10 0.02
Principal LifeTime Hybrid 2050 Fund
Class J 1,000.00 975.31 1.10 1,000.00 1,024.10 1.12 0.22
Institutional 1,000.00 976.19 0.25 1,000.00 1,024.95 0.26 0.05
R-6 1,000.00 976.96 0.10 1,000.00 1,025.10 0.10 0.02
Principal LifeTime Hybrid 2055 Fund
Class J 1,000.00 974.51 1.49 1,000.00 1,023.69 1.53 0.30
Institutional 1,000.00 976.15 0.25 1,000.00 1,024.95 0.26 0.05
R-6 1,000.00 976.21 0.10 1,000.00 1,025.10 0.10 0.02
Principal LifeTime Hybrid 2060 Fund
Class J 1,000.00 974.53 1.49 1,000.00 1,023.69 1.53 0.30
Institutional 1,000.00 975.52 0.25 1,000.00 1,024.95 0.26 0.05
R-6 1,000.00 975.59 0.10 1,000.00 1,025.10 0.10 0.02
Principal LifeTime Hybrid 2065 Fund
Class J 1,000.00 974.28 1.49 1,000.00 1,023.69 1.53 0.30
Institutional 1,000.00 975.44 0.25 1,000.00 1,024.95 0.26 0.05
R-6 1,000.00 976.25 0.10 1,000.00 1,025.10 0.10 0.02
Principal LifeTime Hybrid 2070 Fund
Class J 1,000.00 983.53 1.50 1,000.00 1,023.69 1.53 0.30
Institutional 1,000.00 975.75 0.25 1,000.00 1,024.95 0.26 0.05
R-6 1,000.00 975.78 0.10 1,000.00 1,025.10 0.10 0.02

Shareholder Expense Example
Principal Funds, Inc.
October 31, 2023 (unaudited)

Actual Hypothetical
Beginning
Account
Value May 1,
2023
Ending Account
Value October
31, 2023
Expenses Paid
During Period
May 1, 2023 to
October 31,
2023
(a)
Beginning Account
Value May 1, 2023
Ending Account
Value October 31,
2023
Expenses Paid
During Period
May 1, 2023 to
October 31,
2023
(a)
Annualized
Expense
Ratio
Principal LifeTime Hybrid Income Fund
Class J $ 1,000.00 $ 966.84 $ 0.69 $ 1,000.00 $ 1,024.50 $ 0.71 0.14%
Institutional 1,000.00 967.01 0.25 1,000.00 1,024.95 0.26 0.05
R-6 1,000.00 967.08 0.10 1,000.00 1,025.10 0.10 0.02
Principal LifeTime Strategic Income Fund
Class A 1,000.00 964.45 1.88 1,000.00 1,023.29 1.94 0.38
Class J 1,000.00 965.71 0.89 1,000.00 1,024.30 0.92 0.18
Institutional 1,000.00 965.94 0.05 1,000.00 1,025.16 0.05 0.01
R-1 1,000.00 962.34 4.35 1,000.00 1,020.77 4.48 0.88
R-3 1,000.00 963.74 2.82 1,000.00 1,022.33 2.91 0.57
R-4 1,000.00 963.84 1.88 1,000.00 1,023.29 1.94 0.38
R-5 1,000.00 965.00 1.29 1,000.00 1,023.89 1.33 0.26
Real Estate Securities Fund
Class A 1,000.00 905.24 6.05 1,000.00 1,018.85 6.41 1.26
Class C 1,000.00 900.82 10.21 1,000.00 1,014.47 10.82 2.13
Class J 1,000.00 905.40 5.48 1,000.00 1,019.46 5.80 1.14
Institutional 1,000.00 906.62 4.13 1,000.00 1,020.87 4.38 0.86
R-1 1,000.00 903.02 8.06 1,000.00 1,016.74 8.54 1.68
R-3 1,000.00 904.45 6.58 1,000.00 1,018.30 6.97 1.37
R-4 1,000.00 905.15 5.67 1,000.00 1,019.26 6.01 1.18
R-5 1,000.00 906.08 5.09 1,000.00 1,019.86 5.40 1.06
R-6 1,000.00 907.16 3.89 1,000.00 1,021.12 4.13 0.81
SAM Balanced Portfolio
Class A 1,000.00 974.92 3.09 1,000.00 1,022.08 3.16 0.62
Class C 1,000.00 970.87 6.95 1,000.00 1,018.15 7.12 1.40
Class J 1,000.00 975.39 2.19 1,000.00 1,022.99 2.24 0.44
Institutional 1,000.00 975.97 1.49 1,000.00 1,023.69 1.53 0.30
R-1 1,000.00 971.94 5.77 1,000.00 1,019.36 5.90 1.16
R-3 1,000.00 973.09 4.23 1,000.00 1,020.92 4.33 0.85
R-4 1,000.00 974.80 3.29 1,000.00 1,021.88 3.36 0.66
R-5 1,000.00 975.44 2.69 1,000.00 1,022.48 2.75 0.54
SAM Conservative Balanced Portfolio
Class A 1,000.00 963.56 3.02 1,000.00 1,022.13 3.11 0.61
Class C 1,000.00 959.69 7.06 1,000.00 1,018.00 7.27 1.43
Class J 1,000.00 963.89 2.13 1,000.00 1,023.04 2.19 0.43
Institutional 1,000.00 964.65 1.54 1,000.00 1,023.64 1.58 0.31
R-1 1,000.00 961.25 5.78 1,000.00 1,019.31 5.96 1.17
R-3 1,000.00 962.79 4.25 1,000.00 1,020.87 4.38 0.86
R-4 1,000.00 963.81 3.32 1,000.00 1,021.83 3.41 0.67
R-5 1,000.00 963.50 2.72 1,000.00 1,022.43 2.80 0.55
SAM Conservative Growth Portfolio
Class A 1,000.00 982.10 3.10 1,000.00 1,022.08 3.16 0.62
Class C 1,000.00 978.66 7.13 1,000.00 1,018.00 7.27 1.43
Class J 1,000.00 983.70 2.20 1,000.00 1,022.99 2.24 0.44
Institutional 1,000.00 984.05 1.50 1,000.00 1,023.69 1.53 0.30
R-1 1,000.00 979.82 5.79 1,000.00 1,019.36 5.90 1.16
R-3 1,000.00 981.75 4.25 1,000.00 1,020.92 4.33 0.85
R-4 1,000.00 982.10 3.30 1,000.00 1,021.88 3.36 0.66
R-5 1,000.00 982.61 2.70 1,000.00 1,022.48 2.75 0.54

Shareholder Expense Example
Principal Funds, Inc.
October 31, 2023 (unaudited)

Actual Hypothetical
Beginning
Account
Value May 1,
2023
Ending Account
Value October
31, 2023
Expenses Paid
During Period
May 1, 2023 to
October 31,
2023
(a)
Beginning Account
Value May 1, 2023
Ending Account
Value October 31,
2023
Expenses Paid
During Period
May 1, 2023 to
October 31,
2023
(a)
Annualized
Expense
Ratio
SAM Flexible Income Portfolio
Class A $ 1,000.00 $ 957.14 $ 2.96 $ 1,000.00 $ 1,022.18 $ 3.06 0.60%
Class C 1,000.00 952.67 6.89 1,000.00 1,018.15 7.12 1.40
Class J 1,000.00 957.57 2.07 1,000.00 1,023.09 2.14 0.42
Institutional 1,000.00 958.32 1.63 1,000.00 1,023.54 1.68 0.33
R-1 1,000.00 954.02 5.71 1,000.00 1,019.36 5.90 1.16
R-3 1,000.00 955.66 4.19 1,000.00 1,020.92 4.33 0.85
R-4 1,000.00 956.64 3.25 1,000.00 1,021.88 3.36 0.66
R-5 1,000.00 957.18 2.66 1,000.00 1,022.48 2.75 0.54
SAM Strategic Growth Portfolio
Class A 1,000.00 986.92 3.16 1,000.00 1,022.03 3.21 0.63
Class C 1,000.00 982.30 7.24 1,000.00 1,017.90 7.38 1.45
Class J 1,000.00 987.92 2.36 1,000.00 1,022.84 2.40 0.47
Institutional 1,000.00 988.14 1.50 1,000.00 1,023.69 1.53 0.30
R-1 1,000.00 984.11 5.80 1,000.00 1,019.36 5.90 1.16
R-3 1,000.00 985.59 4.25 1,000.00 1,020.92 4.33 0.85
R-4 1,000.00 986.39 3.30 1,000.00 1,021.88 3.36 0.66
R-5 1,000.00 987.39 2.71 1,000.00 1,022.48 2.75 0.54
Short-Term Income Fund
Class A 1,000.00 1,004.87 3.28 1,000.00 1,021.93 3.31 0.65
Class C 1,000.00 1,000.68 8.32 1,000.00 1,016.89 8.39 1.65
Class J 1,000.00 1,005.14 3.03 1,000.00 1,022.18 3.06 0.60
Institutional 1,000.00 1,006.91 2.12 1,000.00 1,023.09 2.14 0.42
R-1 1,000.00 1,002.68 6.36 1,000.00 1,018.85 6.41 1.26
R-3 1,000.00 1,003.37 4.80 1,000.00 1,020.42 4.84 0.95
R-4 1,000.00 1,005.20 3.84 1,000.00 1,021.37 3.87 0.76
R-5 1,000.00 1,005.80 3.24 1,000.00 1,021.98 3.26 0.64
SmallCap Fund
Class A 1,000.00 922.84 5.86 1,000.00 1,019.11 6.16 1.21
Class J 1,000.00 923.94 4.99 1,000.00 1,020.01 5.24 1.03
Institutional 1,000.00 924.55 4.12 1,000.00 1,020.92 4.33 0.85
R-1 1,000.00 921.10 7.84 1,000.00 1,017.04 8.24 1.62
R-3 1,000.00 922.12 6.35 1,000.00 1,018.60 6.67 1.31
R-4 1,000.00 923.66 5.43 1,000.00 1,019.56 5.70 1.12
R-5 1,000.00 924.17 4.85 1,000.00 1,020.16 5.09 1.00
R-6 1,000.00 925.01 3.69 1,000.00 1,021.37 3.87 0.76
SmallCap Growth Fund I
Class J 1,000.00 911.38 5.49 1,000.00 1,019.46 5.80 1.14
Institutional 1,000.00 912.36 4.72 1,000.00 1,020.27 4.99 0.98
R-1 1,000.00 909.30 8.28 1,000.00 1,016.53 8.74 1.72
R-3 1,000.00 910.64 6.79 1,000.00 1,018.10 7.17 1.41
R-4 1,000.00 910.90 5.88 1,000.00 1,019.06 6.21 1.22
R-5 1,000.00 912.51 5.30 1,000.00 1,019.66 5.60 1.10
R-6 1,000.00 913.35 4.05 1,000.00 1,020.97 4.28 0.84
SmallCap S&P 600 Index Fund
Class J 1,000.00 951.00 2.07 1,000.00 1,023.09 2.14 0.42
Institutional 1,000.00 952.28 1.03 1,000.00 1,024.15 1.07 0.21
R-1 1,000.00 948.13 5.11 1,000.00 1,019.96 5.30 1.04
R-3 1,000.00 949.83 3.59 1,000.00 1,021.53 3.72 0.73
R-4 1,000.00 950.64 2.66 1,000.00 1,022.48 2.75 0.54
R-5 1,000.00 951.00 2.07 1,000.00 1,023.09 2.14 0.42
R-6 1,000.00 952.26 0.84 1,000.00 1,024.35 0.87 0.17

Shareholder Expense Example
Principal Funds, Inc.
October 31, 2023 (unaudited)

Actual Hypothetical
Beginning
Account
Value May 1,
2023
Ending Account
Value October
31, 2023
Expenses Paid
During Period
May 1, 2023 to
October 31,
2023
(a)
Beginning Account
Value May 1, 2023
Ending Account
Value October 31,
2023
Expenses Paid
During Period
May 1, 2023 to
October 31,
2023
(a)
Annualized
Expense
Ratio
SmallCap Value Fund II
Class J $ 1,000.00 $ 983.08 $ 6.60 $ 1,000.00 $ 1,018.55 $ 6.72 1.32%
Institutional 1,000.00 986.64 4.81 1,000.00 1,020.37 4.89 0.96
R-1 1,000.00 982.04 9.04 1,000.00 1,016.08 9.20 1.81
R-3 1,000.00 982.69 7.50 1,000.00 1,017.64 7.63 1.50
R-4 1,000.00 984.08 6.55 1,000.00 1,018.60 6.67 1.31
R-5 1,000.00 984.34 5.95 1,000.00 1,019.21 6.06 1.19
R-6 1,000.00 985.69 4.70 1,000.00 1,020.47 4.79 0.94
Tax-Exempt Bond Fund
Class A 1,000.00 958.88 4.20 1,000.00 1,020.92 4.33 0.85
Class C 1,000.00 954.53 8.72 1,000.00 1,016.28 9.00 1.77
Institutional 1,000.00 960.29 2.82 1,000.00 1,022.33 2.91 0.57
Tax-Exempt Bond Fund (Excluding Interest Expense and Fees)
Class A 1,000.00 958.88 3.60 1,000.00 1,021.53 3.72 0.73
Class C 1,000.00 954.53 8.13 1,000.00 1,016.89 8.39 1.65
Institutional 1,000.00 960.29 2.22 1,000.00 1,022.94 2.29 0.45
(a)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Principal Funds, Inc.
(unaudited)

Notification of Source of Distributions
Pursuant to Rule 19a-1 of the Investment Company Act of 1940
As noted in the table provided below, certain of the Principal Funds made distributions for the months of June 2023, July 2023, August 2023,
September 2023, October 2023 and November 2023 for which a portion is estimated to be in excess of the Fund’s current and accumulated net income. As of these month ends, the estimated sources of these distributions were as follows:
June 2023
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Diversified Income Fund 0.00 0.00 100.00
Finisterre Emerging Markets Total Return Bond Fund 0.00 0.00 100.00
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 26.69 0.00 73.31
High Yield Fund 0.00 0.00 100.00
July 2023
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Diversified Income Fund 0.00 0.00 100.00
Finisterre Emerging Markets Total Return Bond Fund 0.00 0.00 100.00
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 26.74 0.00 73.26
High Yield Fund 0.00 0.00 100.00
August 2023
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Diversified Income Fund 0.00 0.00 100.00
Finisterre Emerging Markets Total Return Bond Fund 0.00 0.00 100.00
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 24.51 0.00 75.49
High Yield Fund 0.00 0.00 100.00
SAM Flexible Income Portfolio 95.45 0.00 4.55
September 2023
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Diversified Income Fund 0.00 0.00 100.00
Finisterre Emerging Markets Total Return Bond Fund 0.00 0.00 100.00
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 22.47 0.00 77.53
High Yield Fund 0.00 0.00 100.00
October 2023
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Diversified Income Fund 0.00 0.00 100.00
Finisterre Emerging Markets Total Return Bond Fund 0.00 0.00 100.00
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 15.92 0.00 84.08
High Yield Fund 0.00 0.00 100.00

Principal Funds, Inc.
(unaudited)

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.
Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. Tax reporting information for shareholders of the Funds will not be available until the end of the Funds’ fiscal year.
As a result, shareholders should not use the information provided in this notice for tax reporting purposes.
Notices are posted monthly on our website at principal.com/individuals/dividends-capital-gains-distributions . You may also request a copy of such notices, free of charge, by telephoning 800-222-5852.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the investment. Contact your financial professional or call 800-222-5852 to obtain another copy of the prospectus. Read the prospectus carefully before investing.
A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.
Principal Funds are distributed by Principal Funds Distributor, Inc.
November 2023
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Diversified Income Fund 0.00 0.00 100.00
Finisterre Emerging Markets Total Return Bond Fund 31.78 0.00 68.22
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 5.76 0.00 94.24
High Yield Fund 0.00 0.00 100.00
SAM Flexible Income Portfolio 91.36 0.00 8.64

FUND BOARD OF DIRECTORS AND OFFICERS
The Board of Directors (the “Board”) has overall responsibility for overseeing the Fund’s operations in accordance with the Investment Act of 1940, as amended (the “1940 Act”), other applicable laws, and the Fund’s charter. Each member of the Board (“Board Member”) serves on the Boards of the following investment companies: Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal Exchange-Traded
Funds, and Principal Real Asset Fund which are collectively referred to as the “Fund Complex”. Board Members that are affiliated persons of any investment advisor, the principal distributor, or the principal underwriter of the Fund Complex are considered “interested persons” of the Fund (as defined in the 1940 Act) and are referred to as “Interested Board Members”. Board Members who are not Interested Board Members are referred to as “Independent Board Members”.
Each Board Member generally serves until the next annual meeting of shareholders or until such Board Member’s earlier death, resignation, or removal. Independent Board Members have a 72-year age limit and, for Independent Board Members elected on or after September 14, 2021, a
72-year age limit or a 15-year term limit, whichever occurs first. The Board may waive the age or term limits in the Board’s discretion. The Board elects officers to supervise the day-to-day operations of the Fund Complex. Officers serve at the pleasure of the Board, and each officer has the same position with each investment company in the Fund Complex.
INDEPENDENT BOARD MEMBERS
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other Directorships
Held by Board Member
During Past 5 Years
Leroy T. Barnes, Jr.
Board Member since 2012
Member, Audit Committee
1951
Retired 126 McClatchy Newspapers, Inc. (2000-
2020); Frontier Communications, Inc.
(2005-2019)
Craig Damos
Lead Independent Board Member since 2020
Board Member since 2008
Member, Nominating and Governance
Committee
Member, Operations Committee
Member, Executive Committee
1954
President, C.P. Damos Consulting LLC (consulting
services)
126 None
Katharin S. Dyer
Board Member since 2023
Member, Operations Committee
1957
Founder and Chief Executive Officer, PivotWise
(consulting services) Global Partner, IBM
(technology company) from 2016-2018
126 Liquidity Services, Inc. (2020-present)
Frances P. Grieb
Board Member since 2023
Member, Audit Committee
1960
Retired 126 First Interstate BancSystems, Inc.
(2022-present); Great Western Bancorp,
Inc. and Great Western Bank (2014-2022)
Fritz S. Hirsch
Board Member since 2005
Member, Nominating and Governance
Committee
Member, 15(c) Committee
1951
Interim CEO, MAM USA (manufacturer of infant
and juvenile products) from February 2020 to
October 2020
126 MAM USA (2011-present)
Victor L Hymes
Board Member since 2020
Chair, Audit Committee
Member, Nominating and Governance
Committee
1957
Founder, CEO, CIO, Legato Capital Management,
LLC (investment management company)
126 None
Padelford L. Lattimer
Board Member since 2020
Chair, Operations Committee
Member, 15(c) Committee
1961
Managing Partner, TBA Management Consulting
LLC (management consulting and staffing company)
126 None
Karen McMillan
Board Member since 2014
Member, Operations Committee
Chair, 15(c) Committee
1961
Founder/Owner, Tyche Consulting LLC (consulting
services)
Managing Director, Patomak Global Partners, LLC
(financial services consulting) from 2014-2021
126 None

INTERESTED BOARD MEMBERS
Correspondence intended for each Board Member who is other than an Interested Board Member may be sent to 655 9th Street, Des Moines, IA
50392.
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other Directorships
Held by Board Member
During Past 5 Years
Elizabeth A. Nickels
Board Member since 2015
Member, Audit Committee
Chair, Nominating and Governance Committee
1962
Retired 126 SpartanNash (2000-2022)
Mary M. VanDeWeghe
Board Member since 2018
Member, Audit Committee
Member, 15(c) Committee
1959
CEO and President, Forte Consulting, Inc. (financial
and management consulting)
126 Helmerich & Payne (2019-present);
Denbury Resources Inc. (2019-2020)
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other
Directorships
Held by Board Member
During Past 5 Years
Kamal Bhatia Principal Financial Group* 126 None
Chair and Board Member since 2023
Chair, Executive Committee
Chief Executive Officer and President
1972
Senior Executive Managing Director – Global Head
of Investments – Principal Asset
Management since 2023
Senior Executive Director and Chief Operating
Officer – Principal Asset Management (2019-2023)
President – Principal Funds (2019-2020)
OppenheimerFunds
Senior Vice President (2011-2019)
Patrick G. Halter Principal Financial Group* 126 None
Board Member since 2017
Member, Executive Committee
1959
President and Chief Executive Officer – Principal
Asset Management since 2022
President – Principal Global Asset
Management (2020-2022)
Chief Executive Officer and President – Principal
Global Investors, LLC (2018-2020)
Kenneth A. McCullum Principal Financial Group* 126 None
Board Member since 2023
1964
Executive Vice President and Chief Risk Officer
(since 2023)
Senior Vice President and Chief Risk Officer (2020-
2023)
Vice President and Chief Actuary (2015-2020)

FUND COMPLEX OFFICERS
Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Randy D. Bolin Principal Financial Group*
Assistant Tax Counsel
Des Moines, IA 50392
1961
Vice President/Associate General Counsel since
2013
George Djurasovic Principal Financial Group*
General Counsel
Des Moines, IA 50392
1971
Vice President and General Counsel – Principal
Asset Management since 2022
Artisan Partners Limited Partnership
Global Chief Compliance Officer (2013-2022)
Beth Graff Principal Financial Group*
Vice President and Assistant Controller
Des Moines, IA 50392
1968
Director – Fund Accounting, PLIC since 2016
Gina L. Graham Principal Financial Group*
Treasurer
Des Moines, IA 50392
1965
Vice President and Treasurer (since 2016)
Megan Hoffmann Principal Financial Group*
Vice President and Controller
Des Moines, IA 50392
1979
Director – Accounting, PLIC since 2020
Assistant Director – Accounting, PLIC (2017-2020)
Laura B. Latham Principal Financial Group*
Counsel and Assistant Secretary
Des Moines, IA 50392
1986
Assistant Counsel and Assistant Secretary – Fund
Complex (2018-2023)
Counsel since 2018
Diane K. Nelson Principal Financial Group*
AML Officer
Des Moines, IA 50392
1965
Chief Compliance Officer/AML Officer since 2015
Tara Parks Principal Financial Group*
Vice President and Assistant Controller
Des Moines, IA 50392
1983
Director – Accounting, PLIC since 2019
ALPS Fund Services
Tax Manager (2011-2019)
Deanna Y. Pellack Principal Financial Group*
Counsel and Assistant Secretary
Des Moines, IA 50392
1987
Assistant Counsel and Assistant Secretary – Fund
Complex (2022-2023)
Counsel, PLIC since 2022
The Northern Trust Company
Vice President (2019-2022)
Second Vice President (2014-2019)
Sara L. Reece Principal Financial Group*
Vice President and Chief Operating Officer
Des Moines, IA 50392
1975
Vice President and Controller – Fund Complex
(2016-2021)
Managing Director – Global Funds Ops since 2021
Director - Accounting, PLIC (2015-2021)
Teri R. Root Principal Financial Group*
Chief Compliance Officer
Des Moines, IA 50392
1979
Chief Compliance Officer – Funds since 2018
Vice President since 2015

* The reference to Principal Financial Group includes positions held by the Interested Board Member / Fund Complex Officer, including as an officer, employee, and/or director, with affiliates or subsidiaries of Principal Financial Group. The titles set forth here are each Interested Board
Member's / Fund Complex Officer’s title with Principal Workforce, LLC.
The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee is responsible for requesting and reviewing related materials.
The Audit Committee’s primary purpose is to assist the Board by serving as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit
Committee assists Board oversight of 1) the integrity of the Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.
The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the Fund Complex's business except the power to 1) issue stock, except as permitted by law; 2) recommend to the shareholders any action that requires shareholder approval; 3) amend the bylaws; or 4)
approve any merger or share exchange that does not require shareholder approval.
The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees.
The Committee is responsible for evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The Committee's nominating functions include selecting and nominating Independent Board Member candidates for election to the Board. Generally, the Committee requests nominee suggestions from Board Members and management. In addition, the Committee considers candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to the Principal
Funds Complex Secretary, in care of the Principal Funds Complex, 711 High Street, Des Moines, IA 50392. Such recommendations must include all information specified in the Committee’s charter and must conform with the procedures set forth in Appendix A thereto, which can be found at https://secure02.principal.com/publicvsupply/GetFile?fm=MM13013&ty=VOP&EXT=.VOP. Examples of such information include the nominee’s biographical information; relevant educational and professional background of the nominee; the number of shares of each Fund owned of record and beneficially by the nominee and by the recommending shareholder; any other information regarding the nominee that would be required to be disclosed in a proxy statement or other filing required to be made in connection with the solicitation of proxies for the election of board members; whether the nominee is an “interested person” of the Fund as defined in the 1940 Act; and the written consent of the nominee to be named as a nominee and serve as a board member if elected.
Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Michael Scholten Principal Financial Group*
Chief Financial Officer
Des Moines, IA 50392
1979
Assistant Vice President and Actuary since 2021
Chief Financial Officer – Funds/Platforms since
2015
Adam U. Shaikh Principal Financial Group*
Assistant General Counsel and Assistant
Secretary
Des Moines, IA 50392
1972
Assistant Counsel – Fund Complex (2006-2023)
Assistant General Counsel since 2018
John L. Sullivan Principal Financial Group*
Counsel and Assistant Secretary
Des Moines, IA 50392
1970
Assistant Counsel and Assistant Secretary – Fund
Complex (2019-2023)
Assistant General Counsel since 2023
Counsel (2019 – 2023)
Prior thereto, Attorney in Private Practice
Dan L. Westholm Principal Financial Group*
Assistant Treasurer
Des Moines, IA 50392
1966
Assistant Vice President-Treasury since 2013
Beth C. Wilson Principal Financial Group*
Vice President and Secretary
Des Moines, IA 50392
1956
Director and Secretary – Funds, PLIC since 2007
Jared A. Yepsen Principal Financial Group*
Assistant Tax Counsel
Des Moines, IA 50392
1981
Assistant General Counsel since 2023
Counsel (2015 – 2023)

When evaluating a potential nominee for Independent Board Member, the Committee may consider, among other factors: educational background;
relevant business and industry experience; whether the person is an "interested person" of the Fund as defined in the 1940 Act; and whether the person is willing to serve, and willing and able to commit the time necessary to attend meetings and perform the duties of an Independent Board
Member. In addition, the Committee may consider whether a candidate’s background, experience, skills and views would complement the background, experience, skills and views of other Board Members and would contribute to the diversity of the Board. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board.  The Board does not regularly use the services of professional search firms to identify or evaluate potential candidates or nominees.
The Operations Committee’s primary purpose is to review and oversee the provision of administrative and distribution services to the Fund
Complex, communications with the Fund Complex’s shareholders, and the Fund Complex’s operations.
Additional information about the Fund is available in the Prospectuses and the Statement of Additional Information dated March 1, 2023 (and as supplemented). These documents may be obtained free of charge by writing Principal Funds, Inc., P.O. Box 219971, Kansas City, MO 64121-
9971 or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalAM.com/prospectuses.

PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the Securities and Exchange Commission (“SEC”) website at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form
N-PORT. The Fund’s Form N-PORT reports are available on the SEC website at www.sec.gov. In addition, the first and third quarter portfolio holdings are available at www.PrincipalAM.com.
Government Money Market Fund and Money Market Fund each file a complete schedule of investments with the SEC monthly on Form N-MFP.
Form N-MFP is available on the SEC website at www.sec.gov. In addition, the monthly portfolio holdings are available for Government Money
Market Fund and Money Market Fund at www.PrincipalAM.com.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS
During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved the annual review and renewal of the
Management Agreement and various sub-advisory agreements for all Funds; and (2) approval of a sub-advisory agreement between Principal
Global Investors, LLC (the “Manager”) and Grantham, Mayo, Van Otterloo & Co., LLC.
Annual Review and Renewal of Management Agreement and Sub-Advisory Agreements
At its September 13, 2023 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the
Sub-Advisory Agreements for all Funds.
Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PFI, as defined in the 1940 Act (the
“Board”), annually to review and to consider the continuation of: (1) the Management Agreement between Principal Global Investors, LLC (the
“Manager”) and PFI, on behalf of each of the sixty-three (64) series of PFI (each series is referred to as a “Fund”) (2) the Sub-Advisory Agreements between the Manager and each of AllianceBernstein L.P.; Barrow Hanley Mewhinney & Strauss, LLC; BlackRock Financial Management,
Inc.; BlackRock International Limited; Brown Advisory, LLC; Causeway Capital Management LLC; Eagle Asset Management, Inc.; Emerald
Advisers, LLC; Hotchkis and Wiley Capital Management, LLC; Insight North America LLC; Los Angeles Capital Management LLC; Nuveen
Asset Management, LLC; Origin Asset Management LLP; PineBridge Investments LLC; Polen Capital Credit, LLC; Post Advisory Group, LLC;
Principal Real Estate Investors, LLC; Robert W. Baird & Co. Incorporated; Spectrum Asset Management, Inc.; T. Rowe Price Associates, Inc.;
Vaughan Nelson Investment Management, LP; Victory Capital Management Inc.; and Westwood Management Corp.; (collectively, the “Sub-
Advisors”). The Management Agreement and the Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”
The Board considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board reviewed a broad range of information requested for this purpose, including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements. For the PFI Principal LifeTime Hybrid 2070 Fund and PFI Principal LifeTime 2070 Fund, each of which began operations after the previous annual evaluation of the Advisory Agreements in September 2022, the Board considered that the
Funds had less than a full year of operations and reviewed the information that they had considered in connection with the initial approval of the
Advisory Agreements for the Funds, as updated, along with such additional information as Board requested. .
Management Agreement
The Board considered, among other factors, that the Manager and its affiliates have demonstrated a long-term commitment to support the Funds, including undertakings to cap Fund expenses and/or waive management fees for certain Funds. The Board concluded that a relationship with a capable and conscientious investment adviser is in the best interests of each Fund. In addition, the Board considered various factors, including the following factors for each of the Funds.
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services provided under the Management Agreement, including accounting and administrative services, as applicable. The Board considered the experience and skills of senior management leading Fund operations, the experience and skills of the personnel performing the functions under the Management Agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel and the organizational depth and stability of the Manager. The
Board concluded that appropriate resources were provided under the Management Agreements. The Board also considered that for certain Funds, during the periods reviewed, the Manager had delegated day-to-day portfolio management responsibility to the Sub-Advisors. The Board noted
that the Manager’s process for the selection of sub-advisors emphasizes the selection of Principal-affiliated sub-advisors that are determined to be qualified under the Manager’s due diligence process, but that the Manager will select an unaffiliated sub-advisor to manage all or a portion of a Fund’s investment portfolio when deemed necessary or appropriate based upon a consideration of the Fund’s investment mandate and available expertise and resources within the Principal organization. With respect to Funds with unaffiliated Sub-Advisors, the Board considered the due diligence process developed by the Manager for purposes of selecting a qualified unaffiliated sub-advisor for a Fund. The Board considered the
Manager’s due diligence process for monitoring and replacing Sub-Advisors and for monitoring the investment performance of the Manager. The
Board also considered the compliance program established by the Manager for the Funds, the quality of that program and the level of compliance attained by the Funds. The Board noted that they had previously reviewed annual best execution and soft dollar reports and information regarding the research payment accounts for applicable Funds and included this information in their consideration of the renewal of the Advisory
Agreements. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Manager to the Funds under each Management Agreement were satisfactory.

Investment Performance
The Board reviewed each Fund’s investment performance over longer-term periods, reviewing both the investment return during the three-year period ended March 31, 2023 and the blended investment return (50%/50%) of the three- and five-year periods ended March 31, 2023, and compared those returns to various agreed-upon performance measures, including, for all Funds other than Government Money Market Fund and Money Market Fund, peer-group data based upon a broad-based industry category determined using Morningstar Direct data (“Performance
Universe”). For Government Money Market Fund and Money Market Fund, comparative performance information was based upon data provided by iMoneyNet.
For Funds or Sub-Advisors that did not have a five-year performance history, the Board reviewed performance information for a three-year period ended March 31, 2023, if available. For Funds or Sub-Advisors that did not have a three-year performance history, the Board reviewed performance information for a one-year period ended March 31, 2023, if available. The Board also compared each Fund’s investment performance over the one-, three- and five-year periods ended March 31, 2023, as available, to one or more relevant benchmark indices. The Board noted that certain
Funds had commenced operations recently and, accordingly, no or limited performance information was considered. The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Board concluded that the
Fund’s investment returns met acceptable levels of investment performance. There were certain Funds, and certain Sub-Advisors or affiliated portfolio management teams for multi-manager Funds, that had not attained, during the relevant period(s), a level of investment performance considered satisfactory by the Board. For such Funds, the Board also considered other factors, such as the longer-term performance of each such
Fund, Sub-Advisor or portfolio management team, remedial efforts being undertaken to improve performance and/or the Manager’s explanation for the performance of such Fund, Sub-Advisor or portfolio management team. The Board considered the Manager’s due diligence process for evaluating the performance of all Funds, all Sub-Advisors and all affiliated portfolio management teams, for which they receive regular reporting, and concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Sub-Advisors or affiliated portfolio management teams at the appropriate time, if necessary, subject to Board oversight.
Fees and Expenses
The Board considered each Fund’s contractual and effective management fee rates. For each Fund, other than as noted below, the Board received certain information from Broadridge. For Funds the Board received information comparing each Fund’s (1) contractual management fee rate at current asset levels and at theoretical asset levels, (2) effective net management fee rate (after any fee waivers) at average fiscal-year asset levels,
(3) actual non-management expense rate at average fiscal-year asset levels and (4) total net expense ratio (including, as applicable, acquired fund fees and expenses and after any expense caps or fee waivers) at average fiscal-year asset levels for Institutional Class shares for each Fund, except for Government Money Market Fund and Money Market Fund, as described below; to investment advisory fee rates, non-management expense rates and expense ratios of funds in a peer group selected by Broadridge (“Expense Group”) and a broad-based industry category defined by Broadridge (“Expense Universe”).
For Government Money Market Fund, comparative fee and expense information was provided based upon Class R-6 shares, which represented approximately 100% of the Fund’s total assets as of February 28, 2023. For Money Market Fund, which does not have Institutional Class shares, comparative fee and expense information was provided based upon Class A shares. For other Funds for which Class A shares represented more than 10% of the Fund’s total assets, comparative fee and expense information was supplementally provided based upon Class A shares.
In evaluating the contractual and effective management fee rates, the Board considered a variety of factors, including the contractual and effective fee rates, breakpoints, comparisons to fee rates of peer group funds and other funds and non-fund accounts managed by the Manager, sub-
advisory fee rates paid, services provided, investment performance, total net expense ratios, profitability, the existence and sharing of economies of scale, indirect benefits, and expense caps and fee waivers. The Board considered the impact of changes in sub-advisory fee rates put into effect since September 2022. The Board considered that certain Funds with similar investment strategies and policies have different management fee schedules and noted the reasons cited by the Manager for the differing fee rates. In reviewing the fee rates of other accounts managed by the Manager, the Board considered information provided by the Manager regarding differences between the services provided to and the risks involved in sponsoring the Funds and the services provided to and the risks involved in sponsoring such other accounts. For most Funds, effective net management fee rates were within the third quartile or better when compared to the applicable Expense Group. For some Funds, although effective net management fee rates were higher than the third quartile, total net expense ratios were within the third quartile or better. Discussion is set forth below regarding specific factors relevant to the Board’ review of certain other Funds.
With respect to the Principal LifeTime Hybrid Funds and the Principal LifeTime Funds, the Board noted that the Funds do not pay Fund-level management fees and reviewed the actual non-management expenses of the Funds. The Board reviewed the total net expense ratios of the
Funds, including acquired fund fees and expenses, and noted that the total net expense ratio, including acquired fund fees and expenses, for
Institutional Class shares of Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund,
Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund and Principal LifeTime
Hybrid Income Fund was in the third quartile or better in the Expense Group, and that the total net expense ratio, including acquired fund fees and expenses, for Institutional Class shares of Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime
Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund and Principal LifeTime Hybrid 2065 Fund and for Institutional Class shares of each of the Principal LifeTime Funds was in the fourth quartile (each was at the 80th, 83rd or 99th percentile) in the Expense Group. In concluding that the Management Agreement for the Principal LifeTime Hybrid Funds and the Principal LifeTime Funds should be renewed, the Board considered all relevant factors, including each Fund’s actual non-management expenses, which the Board concluded were reasonable, and the fees and expenses of the underlying Funds in which each Fund invests, which the Board evaluated individually and concluded were reasonable.
The Board accepted the Manager’s proposal to add a new expense cap for Institutional Class shares of Principal LifeTime Strategic Income Fund to be effective from March 1, 2024 through February 28, 2025 and considered the pro forma effect of the expense cap on the ranking of the Fund’s total net expense ratio on the basis of Institutional Class shares in the Expense Group, noting that the Fund’s total net expense ratio would move to the 80th percentile. The Board also considered that the Manager had proposed certain reductions in the management fees and/or expense caps of certain underlying Funds held by the Principal LifeTime Hybrid Funds and the Principal LifeTime Funds, noting that such reductions would have the effect of reducing the amounts of acquired fund fees and expenses borne by the Principal LifeTime Hybrid Funds and the Principal LifeTime
Funds. In considering the performance of each of the Principal LifeTime Hybrid Funds and the Principal LifeTime Funds, the Board noted that for each Fund, the Fund’s performance ranked in the third quartile or better of its Performance Universe for the three-year and blended three- and five-year periods ended March 31, 2023.
With regard to Money Market Fund, the Board noted that the effective net management fee rate and the total net expense ratio on the basis of
Class A shares were higher than the third quartile (both were at the 99th percentile) in the Expense Group. Considering all relevant factors, including management’s explanation that the data for many funds in the Expense Group may reflect a full year or partial year of management fee waivers to support a $1.00 net asset value and that the Fund’s effective net management fee rate and total net expense ratio used in the comparison did not reflect any waivers, that the Fund’s contractual management fee rate on the basis of Class A shares was in the third quartile (57th percentile) in the Expense Group, and that the Fund’s performance was in the third quartile of its Performance Universe for the three-year and blended three- and five-year periods ended March 31, 2023 (71st and 69th percentiles, respectively), the Board concluded that the Management
Agreement should be renewed.
The Board also considered the expense caps and fee waivers that would be in place with respect to certain Funds and share classes. The list of agreed upon expense caps and fee waivers is the result of the Manager’s proposals to extend the expense caps and fee waivers for certain Funds and share classes and to terminate the expense caps and fee waivers for other Funds and share classes that are projected to continue to operate below current applicable expense caps.
With regard to each of Core Fixed Income Fund, Core Plus Bond Fund, LargeCap S&P 500 Index Fund, and Overseas Fund, the Board accepted management’s proposal to amend the management fee schedule for the Fund to reduce the effective management fee rate payable at current asset levels (for Core Fixed Income Fund) or all asset levels (for Core Plus Bond Fund, LargeCap S&P 500 Index Fund, and Overseas Fund) and
considered this fee reduction in concluding that the Management Agreement, as amended, should be renewed.
Profitability
The Board reviewed detailed information regarding revenues the Manager received under the Management Agreements and the estimated direct and indirect costs incurred in providing to each Fund the services described in the applicable Management Agreements for the year ended
December 31, 2022. The Board also considered the returns on revenue generated in connection with the payment of sub-advisory fees to affiliated Sub-Advisors (Origin Asset Management LLP, Post Advisory Group, LLC, Principal Real Estate Investors LLC and Spectrum Asset
Management, Inc.) and the aggregated return on revenue to the Manager and its affiliates for the year ended December 31, 2022. The Board noted
that the Manager compensates each Sub-Advisor from its own management fee and considered the pro forma impact on the Manager’s returns on revenue from the reductions of certain Funds’ effective management fee rates described above and the reductions of certain Funds’ effective sub-advisory fee rates described below. The Board concluded that, for each Fund, the profitability to the Manager of the Management Agreement was not unreasonable.
Economies of Scale
The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale. The Board considered the Manager’s biennial breakpoint analysis that was received by the Board in March 2022 and the Manager’s representation that Funds are initially priced as though the Fund had reached scale, reflecting a sharing of economies of scale. The
Board then reviewed the levels at which breakpoints occur, the incremental declines in management fee rates at each breakpoint and the amount of fee reductions that had been provided to shareholders as a result of these breakpoints. The Board considered cost savings passed along to the
Funds as a result of certain expense caps and fee waivers. The Board also considered whether the effective management fee rate for each Fund under the applicable Management Agreement is reasonable in relation to the asset size of such Fund. The Board noted management’s explanation of efficiencies in the Manager’s cost structure. The Board concluded that the fee schedule for each Fund, taking into account the proposed amendments described above, reflects an appropriate level of sharing of any economies of scale.
The Board noted that the Principal LifeTime Hybrid Funds and the Principal LifeTime Funds do not directly pay management fees, although shareholders bear a portion of the cost of the management fees at the underlying fund level as reflected in the acquired fund fees and expenses.
The Board also noted that the management fee schedules for Government Money Market Fund, MidCap S&P 400 Index Fund, and SmallCap
S&P 600 Index Fund do not include breakpoints, but that each such Fund has a relatively low management fee rate (25 basis points or less)

on all Fund assets. Considering all relevant factors, including each such Fund’s fee rate and current asset level, the Board determined that no breakpoints were necessary at this time.
Other Benefits to Manager
The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates from their relationships with the Funds. The Board noted that the Manager uses Fund commissions to buy Section 28(e) eligible products and services. The Board concluded that the incidental benefits received by the Manager and its affiliates were appropriate.
Sub-Advisory Agreements
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services provided under each Sub-Advisory Agreement. The Board considered the reputation, qualifications and background of the Sub-Advisor, the investment approach of the Sub-Advisor, the experience and skills of investment personnel responsible for the day-to-day management of each Fund and the resources made available to such personnel. The Board also considered the Sub-Advisors’ compliance with investment policies and general legal compliance. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Sub-Advisors to the sub-advised Funds under the Sub-Advisory
Agreements were satisfactory.
Investment Performance
As to each sub-advised Fund, the Manager recommended the renewal of each Sub-Advisory Agreement. Based upon all relevant factors, the
Board concluded that each Sub-Advisor is qualified and that either: (1) the investment performance of the Sub-Advisor met acceptable levels of investment performance; or (2) although the Fund experienced underperformance from the applicable Sub-Advisor, based upon that Fund’s particular circumstances or in light of remedial efforts being undertaken to improve performance, as applicable, it was in the best interests of the Fund to continue to closely monitor performance and to renew the Sub-Advisory Agreement. In each case involving underperformance, the
Board concluded that the Manager was providing effective monitoring.
Fees, Economies of Scale and Profitability
For each sub-advised Fund, the Board considered the sub-advisory fee rate(s), noting that the Manager compensates each Sub-Advisor from its own management fee, so that shareholders pay only the management fee. For each sub-advised Fund, other than as noted below, the Board received certain information from Broadridge comparing each such Fund’s sub-advisory fee rate(s) at current asset levels and at theoretical asset levels to sub-advisory fee rates of sub-advised funds in the Expense Group and, if available, the Expense Universe.
The Board considered whether there are economies of scale with respect to the sub-advisory services provided to each sub-advised Fund and, if so, whether the sub-advisory fees reflect such economies of scale through breakpoints in fee schedules or whether the sub-advisory fee schedule is otherwise appropriate at current asset levels. In addition, in evaluating the sub-advisory fee rates and the factor of profitability, with respect to unaffiliated Sub-Advisors, the Board considered that the sub-advisory fee rate was negotiated at arm’s length between the Manager and the Sub-
Advisor. The Board considered the profitability of the affiliated Sub-Advisors, taking into account the changes in the sub-advisory fee schedules noted above, as applicable, in conjunction with their review of the profitability of the Manager.
Other Benefits to Sub-Advisors
The Board also considered the character and amount of other indirect benefits received by each Sub-Advisor when evaluating the sub-advisory fees. The Board considered as a part of this analysis each Sub-Advisor’s brokerage practices, soft dollar practices and use of research payment accounts. The Board concluded that the indirect benefits received by each Sub-Advisor were appropriate.
Overall Conclusions
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement, including the fee rate payable thereunder, continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.
Approval of Sub-Advisory Agreement for Diversified Income Fund
On October 26, 2023, the Board met to consider for Diversified Income Fund (the “Fund”) the approval of a sub-advisory agreement (the “Sub-
Advisory Agreement”) between Principal Global Investors, LLC (the “Manager”) and Grantham, Mayo, Van Otterloo & Co., LLC (the “Sub-
Advisor”) with respect to a new opportunistic securitized investment sleeve of the Fund.
The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the
Sub-Advisory Agreement.

Nature, Quality and Extent of Services.
The Boards considered the nature, quality and extent of the services to be provided under the Sub-Advisory Agreement. The Boards considered the reputation, qualifications and background of the Sub-Advisor, the investment approach of the Sub-Advisor, the experience and skills of the
Sub-Advisor’s investment personnel who would be responsible for the day-to-day management of the Fund’s opportunistic securitized investment sleeve and the resources made available to such personnel. The Boards considered the Manager’s program for recommending, monitoring and replacing sub-advisors and that the Manager recommended the Sub-Advisor based upon that program.
Investment Performance
The Boards reviewed the historical one-year, three-year and five-year performance returns, gross and net of proposed fees, as of June 30, 2023 of the Sub-Advisor in a composite managed in the investment strategy for the opportunistic securitized investment sleeve of the Fund that the Sub-
Adviser is proposed to manage, as compared to historical performance returns, net of fees, of another sub-adviser’s U.S. investment grade credit sleeve for the Fund, the Manager’s global investment grade credit sleeve for the Fund, one relevant benchmark index and a relevant Morningstar category. The Boards concluded, based upon the information provided, that the Sub-Advisor is qualified.
Fees, Economies of Scale and Profitability
The Boards considered the proposed sub-advisory fee, noting that the Manager compensates sub-advisors from its own management fee so that shareholders pay only the management fee. The Boards considered whether there are economies of scale with respect to the sub-advisory services to be provided to the Fund under the Sub-Advisory Agreement. The Boards noted that the proposed sub-advisory fee schedule includes breakpoints. The Boards noted the Sub-Advisor’s representation that it does not have a comparable sub-advisory client for the opportunistic securitized investment strategy for the sleeve and considered the Manager’s statement that it found the proposed sub-advisory fee schedule to be competitive. On the basis of the information provided, the Boards concluded that the proposed sub-advisory fee schedule was reasonable.
Other Benefits
The Boards also considered the character and amount of other fall-out benefits to be received by the Sub-Advisor. The Boards noted the Sub-
Adviser’s statement that it does not intend to use soft dollars in the opportunistic securitized investment sleeve. The Boards further noted the
Manager’s statement that there were no known fall-out benefits to the Sub-Advisor to result from its relationship to the Fund.
Overall Conclusions
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Sub-Advisory Agreement are fair and reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the Fund.

Federal Income Tax Information
Principal Funds, Inc.
October 31, 2023 (unaudited)

Long-Term Capital Gain Dividends. Certain funds distributed long-term capital gain dividends during the fiscal year ended October 31,
2023 . Details of designated long-term capital gain dividends for federal income tax purposes are shown in the Notes to Financial Statements.
To the extent necessary to distribute such capital gains, certain funds may also utilize, and hereby designate, earnings and profits distributed to shareholders on redemptions of shares as part of the Dividends Paid Deduction.
Dividends Received Deduction (“DRD”). For corporate shareholders, the funds designate the following as a percentage of taxable ordinary income distributions (dividend income and short-term gains, if any), or up to the maximum amount allowable, as DRD eligible for the calendar year ended December 31, 2022:
Qualified Dividend Income (“QDI”). Certain dividends paid by the funds may be subject to a maximum tax rate of 20%. The funds designate the following as a percentage of taxable ordinary income distributions (dividend income and short-term gains, if any), or up to the maximum amount allowable, as QDI eligible for the calendar year ended December 31, 2022:
DRD DRD
California Municipal Fund 0.00% Principal LifeTime 2045 Fund 46.00%
Core Fixed Income Fund 1.21 Principal LifeTime 2050 Fund 52.85
Core Plus Bond Fund 2.07 Principal LifeTime 2055 Fund 51.68
Diversified Income Fund 9.01 Principal LifeTime 2060 Fund 50.09
Diversified International Fund 0.13 Principal LifeTime 2065 Fund 51.71
Equity Income Fund 100.00 Principal LifeTime 2070 Fund 0.00
Finisterre Emerging Markets Total Return Bond
Fund 0.00 Principal LifeTime Hybrid 2015 Fund 17.42
Global Emerging Markets Fund 0.11 Principal LifeTime Hybrid 2020 Fund 19.70
Global Real Estate Securities Fund 3.29 Principal LifeTime Hybrid 2025 Fund 25.03
Government & High Quality Bond Fund 0.00 Principal LifeTime Hybrid 2030 Fund 34.86
Government Money Market Fund 0.00 Principal LifeTime Hybrid 2035 Fund 44.79
High Income Fund 0.00 Principal LifeTime Hybrid 2040 Fund 54.35
High Yield Fund 0.99 Principal LifeTime Hybrid 2045 Fund 63.40
Inflation Protection Fund 0.00 Principal LifeTime Hybrid 2050 Fund 67.86
International Fund I 0.00 Principal LifeTime Hybrid 2055 Fund 67.78
LargeCap Growth Fund I 0.00 Principal LifeTime Hybrid 2060 Fund 67.71
LargeCap S&P 500 Index Fund 100.00 Principal LifeTime Hybrid 2065 Fund 68.04
LargeCap Value Fund III 100.00 Principal LifeTime Hybrid 2070 Fund 0.00
MidCap Fund 0.00 Principal LifeTime Hybrid Income Fund 15.73
MidCap Growth Fund 0.00 Principal LifeTime Strategic Income Fund 9.44
MidCap Growth Fund III 0.00 Real Estate Securities Fund 3.23
MidCap S&P 400 Index Fund 89.02 SAM Balanced Portfolio 33.80
MidCap Value Fund I 100.00 SAM Conservative Balanced Portfolio 21.19
Money Market Fund 0.00 SAM Conservative Growth Portfolio 58.36
Overseas Fund 0.00 SAM Flexible Income Portfolio 16.89
Principal Capital Appreciation Fund 100.00 SAM Strategic Growth Portfolio 88.20
Principal LifeTime 2015 Fund 10.36 Short-Term Income Fund 0.00
Principal LifeTime 2020 Fund 12.91 SmallCap Fund 100.00
Principal LifeTime 2025 Fund 14.59 SmallCap Growth Fund I 0.00
Principal LifeTime 2030 Fund 19.84 SmallCap S&P 600 Index Fund 87.38
Principal LifeTime 2035 Fund 28.45 SmallCap Value Fund II 59.42
Principal LifeTime 2040 Fund 37.62 Tax-Exempt Bond Fund 0.00
QDI QDI
California Municipal Fund 0.00% Principal LifeTime 2045 Fund 76.20%
Core Fixed Income Fund 1.24 Principal LifeTime 2050 Fund 87.50
Core Plus Bond Fund 3.14 Principal LifeTime 2055 Fund 86.09
Diversified Income Fund 13.84 Principal LifeTime 2060 Fund 83.63
Diversified International Fund 100.00 Principal LifeTime 2065 Fund 87.02
Equity Income Fund 100.00 Principal LifeTime 2070 Fund 0.00
Finisterre Emerging Markets Total Return Bond
Fund 2.28 Principal LifeTime Hybrid 2015 Fund 24.58
Global Emerging Markets Fund 81.63 Principal LifeTime Hybrid 2020 Fund 27.56
Global Real Estate Securities Fund 100.00 Principal LifeTime Hybrid 2025 Fund 34.86
Government & High Quality Bond Fund 0.00 Principal LifeTime Hybrid 2030 Fund 47.02
Government Money Market Fund 0.00 Principal LifeTime Hybrid 2035 Fund 60.37
High Income Fund 0.09 Principal LifeTime Hybrid 2040 Fund 73.33
High Yield Fund 1.86 Principal LifeTime Hybrid 2045 Fund 85.51
Inflation Protection Fund 0.00 Principal LifeTime Hybrid 2050 Fund 91.47
International Fund I 74.85 Principal LifeTime Hybrid 2055 Fund 91.45

Federal Income Tax Information
Principal Funds, Inc.
October 31, 2023 (unaudited)

Foreign Taxes Paid. The following funds elect under the Internal Revenue Code (“IRC”) Section 853 to pass through foreign taxes paid to their shareholders. The funds designated the following for federal income tax purposes for distributions made during the taxable year ended October
31, 2023 :
Section 163(j) Interest Dividends. The funds below intend to pass through Section 163(j) Interest Dividends as defined in Proposed Treasury
Regulation §1.163(j)-1(b). The funds designate the following as a percentage of taxable ordinary income distributions (dividend income and short-term gains, if any), or up to the maximum amount allowable, as 163(j) eligible for the calendar year ended December 31, 2022:
QDI QDI
LargeCap Growth Fund I 0.00% Principal LifeTime Hybrid 2060 Fund 91.44%
LargeCap S&P 500 Index Fund 100.00 Principal LifeTime Hybrid 2065 Fund 91.80
LargeCap Value Fund III 100.00 Principal LifeTime Hybrid 2070 Fund 0.00
MidCap Fund 0.00 Principal LifeTime Hybrid Income Fund 22.25
MidCap Growth Fund 0.00 Principal LifeTime Strategic Income Fund 15.85
MidCap Growth Fund III 0.00 Real Estate Securities Fund 12.61
MidCap S&P 400 Index Fund 96.48 SAM Balanced Portfolio 52.01
MidCap Value Fund I 100.00 SAM Conservative Balanced Portfolio 33.77
Money Market Fund 0.00 SAM Conservative Growth Portfolio 84.89
Overseas Fund 100.00 SAM Flexible Income Portfolio 26.21
Principal Capital Appreciation Fund 100.00 SAM Strategic Growth Portfolio 100.00
Principal LifeTime 2015 Fund 17.33 Short-Term Income Fund 0.00
Principal LifeTime 2020 Fund 21.51 SmallCap Fund 100.00
Principal LifeTime 2025 Fund 24.50 SmallCap Growth Fund I 0.00
Principal LifeTime 2030 Fund 32.31 SmallCap S&P 600 Index Fund 93.61
Principal LifeTime 2035 Fund 46.80 SmallCap Value Fund II 63.75
Principal LifeTime 2040 Fund 61.96 Tax-Exempt Bond Fund 0.00
Foreign Taxes
Per Share
Foreign Taxes
Per Share
Finisterre Emerging Markets Total Return Bond
Fund $ 0.0033 Principal LifeTime Hybrid 2030 Fund $ 0.0012
International Emerging Markets Fund 0.1182 Principal LifeTime Hybrid 2035 Fund 0.0014
Principal LifeTime 2015 Fund 0.0010 Principal LifeTime Hybrid 2040 Fund 0.0016
Principal LifeTime 2020 Fund 0.0017 Principal LifeTime Hybrid 2045 Fund 0.0018
Principal LifeTime 2025 Fund 0.0016 Principal LifeTime Hybrid 2050 Fund 0.0020
Principal LifeTime 2030 Fund 0.0024 Principal LifeTime Hybrid 2055 Fund 0.0018
Principal LifeTime 2035 Fund 0.0023 Principal LifeTime Hybrid 2060 Fund 0.0018
Principal LifeTime 2040 Fund 0.0035 Principal LifeTime Hybrid 2065 Fund 0.0014
Principal LifeTime 2045 Fund 0.0032 Principal LifeTime Hybrid Income Fund 0.0006
Principal LifeTime 2050 Fund 0.0041 Principal LifeTime Strategic Income Fund 0.0005
Principal LifeTime 2055 Fund 0.0036 SAM Balanced Portfolio 0.0036
Principal LifeTime 2060 Fund 0.0037 SAM Conservative Balanced Portfolio 0.0018
Principal LifeTime 2065 Fund 0.0026 SAM Conservative Growth Portfolio 0.0055
Principal LifeTime Hybrid 2015 Fund 0.0006 SAM Flexible Income Portfolio 0.0006
Principal LifeTime Hybrid 2020 Fund 0.0009 SAM Strategic Growth Portfolio 0.0084
Principal LifeTime Hybrid 2025 Fund 0.0010
163 (j) Interest
Dividends
163 (j) Interest
Dividends
Core Fixed Income Fund 98.31% Principal LifeTime 2050 Fund 10.70%
Core Plus Bond Fund 100.00 Principal LifeTime 2055 Fund 10.50
Diversified Income Fund 89.33 Principal LifeTime 2060 Fund 10.26
Diversified International Fund 2.24 Principal LifeTime 2065 Fund 10.14
Equity Income Fund 1.11 Principal LifeTime Hybrid 2015 Fund 70.91
Finisterre Emerging Markets Total Return Bond
Fund 89.26 Principal LifeTime Hybrid 2020 Fund 63.11
Global Emerging Markets Fund 2.09 Principal LifeTime Hybrid 2025 Fund 56.84
Global Real Estate Securities Fund 0.41 Principal LifeTime Hybrid 2030 Fund 46.87
Government & High Quality Bond Fund 100.00 Principal LifeTime Hybrid 2035 Fund 39.24
Government Money Market Fund 97.24 Principal LifeTime Hybrid 2040 Fund 26.31
High Income Fund 97.63 Principal LifeTime Hybrid 2045 Fund 15.85
High Yield Fund 96.92 Principal LifeTime Hybrid 2050 Fund 8.25
Inflation Protection Fund 98.81 Principal LifeTime Hybrid 2055 Fund 8.23

Federal Income Tax Information
Principal Funds, Inc.
October 31, 2023 (unaudited)

Section 199A Dividends . Non-corporate shareholders of the funds below meeting certain holding period requirements may be able to deduct up to 20 percent of qualified REIT dividends passed through and reported to the shareholders by the funds as Section 199A dividends.  The funds designate the following as a percentage of taxable ordinary income distributions (dividend income and short-term gains, if any), or up to the maximum allowable, as 199A eligible for the calendar year ended December 31, 2022:
In early 2023, if applicable, shareholders of record received the above information on QDI and Foreign Tax Credit, and Section 199A for the
distribution paid to them by the funds during during the calendar year 2022 via Form 1099.
The funds will notify shareholders in early 2024 of amounts paid to them by the funds, if any, during the calendar year 2023.
This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. For tax return preparation purposes, please refer to the information supplied with the 1099-DIV form you will receive from the fund's transfer agent.
The latest tax reporting supplement is available on Principal's Tax Center website.
Website: https://www.principal.com/individuals/dividends-capital-gains-distributions
Please consult your tax advisor if you have any questions.
163 (j) Interest
Dividends
163 (j) Interest
Dividends
International Fund I 0.46% Principal LifeTime Hybrid 2060 Fund 8.25%
LargeCap S&P 500 Index Fund 1.48 Principal LifeTime Hybrid 2065 Fund 8.06
LargeCap Value Fund III 1.83 Principal LifeTime Hybrid Income Fund 74.11
MidCap S&P 400 Index Fund 1.98 Principal LifeTime Strategic Income Fund 80.17
MidCap Value Fund I 1.60 Real Estate Securities Fund 0.67
Money Market Fund 98.93 SAM Balanced Portfolio 51.10.
Overseas Fund 0.65 SAM Conservative Balanced Portfolio 67.19
Principal Capital Appreciation Fund 2.29 SAM Conservative Growth Portfolio 29.53
Principal LifeTime 2015 Fund 78.65 SAM Flexible Income Portfolio 76.44
Principal LifeTime 2020 Fund 74.50 SAM Strategic Growth Portfolio 7.33
Principal LifeTime 2025 Fund 61.56 Short-Term Income Fund 100.00
Principal LifeTime 2030 Fund 56.24 SmallCap Fund 1.65
Principal LifeTime 2035 Fund 50.51 SmallCap S&P 600 Index Fund 2.20
Principal LifeTime 2040 Fund 36.16 SmallCap Value Fund II 1.62
Principal LifeTime 2045 Fund 20.95
199A
Real Estate Securities Fund 87.39%

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370
Do not use this address for business correspondence
PrincipalAM.com
Investing involves risk, including possible loss of principal.
This shareholder report is published as general information for the shareholders of Principal Funds.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.
Principal Funds are distributed by Principal Funds Distributor, Inc.
Principal
®
, Principal Financial Group
®
, and Principal and the logomark design are registered
trademarks of Principal Financial Services, Inc., a Principal Financial Group company, in the United
States and are trademarks and services marks of Principal Financial Services, Inc., in various countries around the world.
© 2023 Principal Financial Services, Inc. | FV942AR-02 | 12/2023 | 3154528

ITEM 2 – CODE OF ETHICS

(a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b) Not applicable.

(c) The Registrant has not amended, as described in Item 2(c) of Form N-CSR, its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) The Registrant's Code of Ethics is attached as an Exhibit in response to Item 13(a)(1).

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's Board has determined that Elizabeth Nickels, a member of the Registrant's Audit Committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees.
Ernst & Young is the principal accountant for the registrant. As such, Ernst & Young has audited the financial statements of the registrant and reviewed regulatory filings that include those financial statements. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional services.

October 31, 2022 - $1,268,280
October 31, 2023 - $1,343,093

(b) Audit-Related Fees.
Ernst & Young provided audit-related services to the registrant that are not included in response to item 4(a). Those services related to the review of Form N-1A and Form N-14. During the last two fiscal years, Ernst & Young has billed the following amounts for those services.

October 31, 2022 - $0
October 31, 2023 - $15,550

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(c) Tax Fees.
Ernst & Young prepares and reviews the federal income tax returns and federal excise tax returns of the registrant. In connection with this service, Ernst & Young prepares and reviews the calculation of the registrant’s dividend distributions that are included as deductions on the tax returns. Ernst & Young also provides services to identify passive foreign investment companies. Ernst & Young also provides services to understand and comply with tax laws in certain foreign countries and services to determine the taxability of corporate actions. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional tax services.

October 31, 2022 - $1,746,189
October 31, 2023 - $1,649,138

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation
S-X.

(d) All Other Fees.
Ernst & Young has not billed the registrant for other products or services during the last two fiscal years.

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e) (1) Audit Committee Pre-Approval Policy.
  The audit committee of the registrant has adopted the following pre-approval policy:

Policy on Auditor Independence

The purpose of this policy is to ensure the independence of the Principal Funds' primary independent auditor.
This policy is established
by the Audit
Committee (the "Committee") of the Boards of
Directors of
Principal
Funds,
Inc.
and
Principal
Variable
Contracts Funds,
Inc.
and
the Boards of Trustees of Principal Exchange-Traded Funds and any registered closed-end management investment
company
that
is
operated
as
an
interval
fund
and
managed
by
Principal Global
Investors,
LLC
1

(the
“Funds”)
(the
“Boards
of
the
Funds”)
effective
for
all
engagements
of the primary independent auditor.

1.

The
primary
independent
auditor,
its
subsidiaries
and
affiliates
shall
not
provide
Prohibited Services to the Funds.
For the purposes of this policy, Prohibited Services are:

•

Services
that
are
subject
to
audit
procedure
during
a
financial
statement
audit;
•

Services
where
the
auditor
would
act
on
behalf
of
management;
•

Services
where
the
auditor
is
an
advocate
to
the
client's
position
in
an
adversarial proceeding;
•

Bookkeeping or other services related to the accounting records or financial statements of the Funds, its subsidiaries and affiliates;
•

Financial
information
systems
design
and
implementation;
•

Appraisal
or
valuation
services,
fairness
opinions,
or
contribution-in-kind
reports;
•

Actuarial
services;
•

Internal
audit
functions
or
human
resources;
•

Broker
or
dealer,
investment
advisor,
or
investment
banking
services;
•

Legal
services
and
expert
services
unrelated
to
the
audit;
•

Tax planning services related to listed, confidential and aggressive transactions;
•

Personal tax planning services to individuals in a financial reporting oversight role with
regard
to
the
Funds
(other
than
members
of
the
Boards
of
the
Funds who are not also officers of the Funds), including the immediate family members of such individuals;
•

Any other service that the Public Company Accounting Oversight Board (PCAOB) determines, by regulation, is impermissible; and
•

Any other service that the International Ethics Standards Board for Accountants (IESBA) determines, by regulation, is impermissible.

2.

(A) All services the primary independent auditor, its subsidiaries and affiliates provide to the Funds, and (B) Audit services, including audits of annual financial statements, audits of acquired
or
divested
businesses
or
review
of
regulatory
filings,
any
independent
auditor provides,
shall
be
approved
by
the
Committee
in
advance
in
accordance
with
the
following
procedure:

Each quarter, Management will present to the Committee for pre-approval and pre-concurrence a detailed description of each particular service, excluding tax services, for which pre-approval and pre-concurrence is
sought,
and
the corresponding
range
of
fees
for
such
service.
The
Committee
may delegate pre-approval and pre-concurrence authority to one or more of its members provided such delegated member(s) shall present a report of any services so pre-approved and pre-concurred to the full Committee at its next regularly scheduled meeting.
The Committee Chairperson is presently so appointed pursuant to this policy,
and
shall have pre-approval and pre-concurrence authority for changes to any range of fees applicable to services the Committee previously approved and for new services and the range of fees for such services that arise between regularly scheduled Committee meetings.

Similarly, the primary independent auditor will present to the Committee for pre- approval and pre-concurrence a written description of the nature and scope of all tax services not expressly prohibited, including the fee arrangements for such services, and the potential effects of such services on the audit firm’s independence.

In
considering
whether
to
grant
pre-approval and pre-concurrence with respect to the
primary
independent
auditor’s
provision of non-audit services, the Committee (or the delegated member(s), as applicable) will consider whether the services are compatible with
the
maintenance
of
such
auditor's
independence.
The
Committee (or the delegated member(s), as applicable) will also consider whether the primary independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business, people, culture, accounting systems, risk profile and other factors,
and
whether
the
service
might
enhance
the
Funds'
ability
to
manage or control risk or improve audit quality.

3.

The
provisions
of
this
policy
shall
apply
to
all
audit
and
non-audit
services
provided
directly to the Funds.
Additionally, the provisions of this policy shall apply to non-audit services provided to Principal Global Investors, LLC (“PGI”) or an affiliate of PGI that provides ongoing services to the Funds if the engagement relates directly to the operations and financial reporting of the Funds as well as any controlled subsidiary.

4.

Not less than annually, the primary independent auditor shall report to the Committee in writing all
relationships
that
may
reasonably
be
thought
to
bear
on
independence
between the
auditor
and
the
Funds
or
persons
in
financial
reporting
oversight
roles with
respect
to any services provided by the auditor, its subsidiaries or affiliates as of the date of the communication, pursuant to Rule 3526 of the PCAOB.
The primary independent auditor shall discuss with the Committee the potential effects of such relationships on the independence of the auditor.
In addition, the primary independent auditor shall affirm, in writing, that, as of the date of the communication, it is independent within the meaning of the federal securities laws and Rule 3520 of the PCAOB.

5.

The Committee shall
monitor
that the lead (or coordinating) audit partners, as well as the reviewing audit partner, of the Funds' primary independent auditor are rotated at least every five years and subject upon rotation to a five year "time out" period.
All other audit partners of the primary independent auditor, excluding partners who simply consult with others on
the
audit
engagement
regarding
technical
issues,
shall
rotate
after
seven
years and be subject upon rotation to a two year "time out" period.

6.

Neither
the
Funds
nor
PGI
may
hire
or
promote
any
former
partner,
principal,
shareholder or professional employee (Former Employee) of the primary independent auditor into a financial reporting oversight role unless the Former Employee (1) has severed his/her economic interest in the independent audit firm, and (2) was not a member of the audit engagement team for the Funds during the one year period preceding the date that the audit procedures
began
for
the
fiscal
period
in
which
the
Funds
or
PGI
proposes
to
hire
or promote the Former Employee.
Neither the Funds nor PGI shall, without prior written consent of
the
primary
independent
auditor,
hire
or
promote
any
Former
Employee
into
a role
not
prohibited
above
if
the
Former
Employee
had
provided
any
services
to
the
Funds or
PGI
during
the
12
months
preceding
the
date
of
filing
of
the
Funds'
most
recent
annual report with the SEC.
Upon termination of the primary independent auditor, the Funds or PGI shall
not,
without
prior
written
consent
of
the
former
primary
independent
auditor,
hire or promote any Former Employee for a period of up to 12 months from termination.
7.

For
persons
recently
promoted
or
hired
into
a
financial
reporting
oversight
role
(other
than members
of
the
Boards
of
the
Funds
who
are
not
also
officers
or otherwise “interested persons” (as defined in the Investment Company Act of 1940)
of
the
Funds),
any
personal tax planning services pursuant to an engagement that was in progress before the hiring or promotion and provided by the primary independent auditor must be completed on or before 180 days after the hiring or promotion.

8.

The phrase "financial reporting oversight role" means a role in which a person is in a position to
exercise
influence
over
the
contents
of
the
financial
statements
or
anyone
who prepares them, such as a member of the board of directors or similar management or governing body, chief executive officer, president, chief operating officer, chief financial officer, counsel, controller, chief internal auditor, or any equivalent positions.

(Adopted
by
the
Audit
Committee
of
the
Boards
of
the
Funds
on
June
14,
2023).

1
The
first
such
interval
fund
is
the
Principal
Diversified
Select
Real
Asset
Fund;
Management,
subject
to Board approval, may create others, each of which would be formed as a separate trust.

(e) (2) Pre-Approval Waivers.
There were no services, or 0%, provided to the registrant by Ernst & Young that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
Substantially all work in connection with the audit of the registrant’s financial statements was performed by full-time employees of Ernst & Young.

(g)
The aggregate non-audit fees Ernst & Young billed to the registrant, the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant for each of registrant's last two fiscal years were as follows.

October 31, 2022 - $1,930,949
October 31, 2023 - $1,868,632

(h)
The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) Not applicable.

(b) Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None.

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13 – EXHIBITS

(a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as
Exhibit 99.CODE ETH
.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as
Exhibit 99.CERT
.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto as
Exhibit 99.906CERT
.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Funds, Inc.

By	/s/ Kamal Bhatia
              Kamal Bhatia, President and CEO

Date	12/14/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kamal Bhatia
              Kamal Bhatia, President and CEO

Date	12/14/2023

By	/s/ Michael Scholten
              Michael Scholten, Chief Financial Officer

Date	12/14/2023